United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-04603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Series Fund, Inc.
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period: December 31, 2024

Item 1. Report to Stockholders

(a)           A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is filed herewith.

(b)           Not applicable.

Thrivent Aggressive Allocation Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Aggressive Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$62	0.57%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Aggressive Allocation Portfolio earned a return of 16.05%, outperforming the average return of its peer group, the Morningstar Aggressive Allocation category which returned 14.61%. The Portfolio’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 17.49% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,955	9,764	10,138	10,055	9,434
12/16	10,962	10,531	11,351	10,321	9,858
12/17	13,320	13,056	13,829	10,687	12,538
12/18	12,460	11,827	13,223	10,688	10,759
12/19	15,618	14,973	17,386	11,620	13,073
12/20	18,295	17,406	20,585	12,492	14,465
12/21	21,990	20,633	26,494	12,299	15,597
12/22	18,049	16,844	21,696	10,699	13,101
12/23	21,533	20,584	27,399	11,291	15,147
12/24	24,995	24,183	34,254	11,432	15,985

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Consumer Discretionary

  Health Care

  Materials

  Commercial Mortgage-Backed Securities

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	16.05%	9.86%	9.59%
MSCI All Country World Index - USD Net Returns	17.49%	10.06%	9.23%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
MSCI All Country World Index ex-USA - USD Net Returns	5.53%	4.10%	4.80%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,261,769,016	1,023	49%	$15,418,838

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent International Allocation Portfolio	6.8%
Thrivent Mid Cap Stock Portfolio	6.1%
Thrivent Large Cap Value Portfolio	5.3%
Thrivent Global Stock Portfolio	4.1%
Thrivent Small Cap Stock Portfolio	3.8%
Thrivent Core Mid Cap Value Fund	2.5%
Thrivent Core International Equity Fund	2.4%
Thrivent Core Emerging Markets Equity Fund	2.2%
NVIDIA Corporation	2.0%
Microsoft Corporation	2.0%

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	31.5%
Mid Cap	24.2%
International	13.8%
Small Cap	13.2%
Short-Term Investments	11.4%
Investment Grade Debt	4.4%
Private Equity	1.4%
Multi-Cap	0.1%

Major Market Sectors (% of Net Assets)

U.S. Affiliated Registered Investment Companies	34.9%
Information Technology	12.6%
Financials	6.4%
Consumer Discretionary	6.2%
Industrials	6.1%
Health Care	5.1%
Communications Services	3.5%
Mortgage-Backed Securities	2.4%
U.S. Government & Agencies	1.9%
Consumer Staples	1.6%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Aggressive Allocation Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent All Cap Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent All Cap Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$73	0.66%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, All Cap Portfolio earned a return of 19.90%, underperforming the average return of its peer group, the Morningstar Large Blend category which returned 21.84%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	S&P Composite 1500® Index
12/14	10,000	10,000	10,000
12/15	10,226	10,048	10,101
12/16	10,816	11,327	11,417
12/17	13,006	13,721	13,830
12/18	11,720	13,002	13,144
12/19	15,267	17,035	17,206
12/20	18,804	20,594	20,289
12/21	23,338	25,879	26,060
12/22	19,088	20,909	21,427
12/23	23,312	26,335	26,883
12/24	27,951	32,607	33,322

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Communications Services

  Real Estate

  Materials

  Energy

Individual Holdings

Top Contributors

Least Contributors

  NVIDIA Corporation

  Meta Platforms, Inc.

  Apple, Inc.

  Adobe, Inc.

  Samsung Electronics Company, Ltd.

  Coty, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	19.90%	12.86%	10.83%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P Composite 1500® Index	23.95%	14.13%	12.79%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$194,815,204	137	24%	$1,028,397

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Apple, Inc.	5.6%
Microsoft Corporation	5.1%
Amazon.com, Inc.	3.5%
NVIDIA Corporation	3.2%
Meta Platforms, Inc.	3.1%
Alphabet, Inc., Class C	2.7%
J.P. Morgan Chase & Company	1.7%
Applied Materials, Inc.	1.7%
Mastercard, Inc.	1.6%
Ameriprise Financial, Inc.	1.5%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	94.7%
Short-Term Investments	2.8%
Registered Investments Companies	2.5%

Major Market Sectors (% of Net Assets)

Information Technology	26.9%
Financials	14.9%
Industrials	10.7%
Consumer Discretionary	10.6%
Health Care	9.6%
Communications Services	6.7%
Consumer Staples	5.6%
Energy	2.9%
U.S. Unaffiliated Registered Investment Companies	2.5%
Materials	2.5%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent All Cap Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Balanced Income Plus Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Balanced Income Plus Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$68	0.65%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Balanced Income Plus Portfolio earned a return of 8.55%, outperforming the average return of its peer group, the Morningstar Moderately Conservative Allocation category which returned 7.96%. The Portfolio’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 17.49% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
12/14	10,000	10,000	10,000	10,000	10,000	10,000
12/15	9,986	9,764	10,055	9,728	10,151	9,913
12/16	10,691	10,531	10,321	11,099	10,321	10,657
12/17	11,939	13,056	10,687	11,867	10,577	13,045
12/18	11,357	11,827	10,688	11,644	10,682	11,908
12/19	13,301	14,973	11,620	13,412	11,360	15,203
12/20	14,513	17,406	12,492	14,440	11,800	17,621
12/21	16,318	20,633	12,299	15,111	11,677	21,465
12/22	14,072	16,844	10,699	13,513	10,298	17,571
12/23	15,826	20,584	11,291	15,210	10,817	21,751
12/24	17,180	24,183	11,432	16,239	10,947	25,812

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Consumer Discretionary

  Health Care

  Materials

  U.S. Government & Agencies

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	8.55%	5.25%	5.56%
MSCI All Country World Index - USD Net Returns	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	6.77%	3.90%	4.97%
Bloomberg U.S. Mortgage-Backed Securities Index	1.20%	-0.74%	0.91%
MSCI World Index - USD Net Returns	18.67%	11.17%	9.95%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$393,087,415	1,946	70%	$2,249,383

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	6.2%
Thrivent Core Emerging Markets Debt Fund	5.1%
Microsoft Corporation	1.2%
Apple, Inc.	1.2%
NVIDIA Corporation	1.2%
U.S. Treasury Bonds	1.0%
U.S. Treasury Bonds	0.8%
Amazon.com, Inc.	0.8%
U.S. Treasury Notes	0.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	48.2%
Common Stock	30.2%
Registered Investments Companies	11.8%
Short-Term Investments	8.9%
Preferred Stock	0.9%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	12.4%
U.S. Affiliated Registered Investment Companies	11.3%
Financials	10.4%
Information Technology	8.9%
U.S. Government & Agencies	6.1%
Asset-Backed Securities	5.6%
Consumer Discretionary	5.6%
Collateralized Mortgage Obligations	5.5%
Industrials	4.2%
Communications Services	3.6%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Balanced Income Plus Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Diversified Income Plus Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Diversified Income Plus Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$49	0.47%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Diversified Income Plus Portfolio earned a return of 7.16%, outperforming the average return of its peer group, the Morningstar Conservative Allocation category which returned 5.85%. The Portfolio’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 17.49% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
12/14	10,000	10,000	10,000	10,000	10,000	10,000
12/15	10,008	9,764	10,055	9,728	10,151	9,913
12/16	10,717	10,531	10,321	11,099	10,321	10,657
12/17	11,718	13,056	10,687	11,867	10,577	13,045
12/18	11,402	11,827	10,688	11,644	10,682	11,908
12/19	12,968	14,973	11,620	13,412	11,360	15,203
12/20	13,923	17,406	12,492	14,440	11,800	17,621
12/21	14,880	20,633	12,299	15,111	11,677	21,465
12/22	13,038	16,844	10,699	13,513	10,298	17,571
12/23	14,369	20,584	11,291	15,210	10,817	21,751
12/24	15,398	24,183	11,432	16,239	10,947	25,812

Asset Sector

Top Contributors

Least Contributors

  Financials

  Information Technology

  Asset-Backed Securities

  U.S. Government & Agencies

  Health Care

  Materials

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	7.16%	3.50%	4.41%
MSCI All Country World Index - USD Net Returns	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	6.77%	3.90%	4.97%
Bloomberg U.S. Mortgage-Backed Securities Index	1.20%	-0.74%	0.91%
MSCI World Index - USD Net Returns	18.67%	11.17%	9.95%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$607,208,135	1,929	52%	$2,536,322

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	8.1%
U.S. Treasury Notes	2.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.8%
U.S. Treasury Notes	1.7%
U.S. Treasury Notes	1.2%
Thrivent Core International Equity Fund	1.1%
U.S. Treasury Bonds	1.0%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	71.0%
Common Stock	14.1%
Registered Investments Companies	10.1%
Short-Term Investments	3.3%
Preferred Stock	1.5%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	21.3%
Financials	11.6%
U.S. Affiliated Registered Investment Companies	9.2%
U.S. Government & Agencies	8.1%
Asset-Backed Securities	6.6%
Collateralized Mortgage Obligations	6.1%
Information Technology	5.8%
Consumer Discretionary	4.8%
Consumer Staples	4.0%
Energy	3.4%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Diversified Income Plus Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Emerging Markets Equity Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Emerging Markets Equity Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$120	1.15%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Emerging Markets Equity Portfolio earned a return of 8.96%, outperforming the average return of its peer group, the Morningstar Diversified Emerging Mkts category which returned 6.23%. The Portfolio’s broad-based benchmark MSCI Emerging Markets Index - USD Net Returns earned a return of 7.50% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	MSCI Emerging Markets Index - USD Net Returns
12/14	10,000	10,000
12/15	8,641	8,508
12/16	9,641	9,460
12/17	12,306	12,987
12/18	10,476	11,095
12/19	12,586	13,139
12/20	16,008	15,544
12/21	15,252	15,149
12/22	11,300	12,105
12/23	12,332	13,295
12/24	13,437	14,293

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Consumer Discretionary

  Materials

  Industrials

  Utilities

Individual Holdings

Top Contributors

Least Contributors

  Taiwan Semiconductor Manufacturing Company, Ltd.

  Tencent Holdings, Ltd.

  Xiaomi Corporation

  Samsung Electronics Company, Ltd.

  PDD Holdings, Inc. ADR

  Vale SA ADR

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	8.96%	1.32%	3.00%
MSCI Emerging Markets Index - USD Net Returns	7.50%	1.70%	3.64%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$62,132,064	254	69%	$595,314

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Company, Ltd.	11.1%
Tencent Holdings, Ltd.	5.5%
Alibaba Group Holding, Ltd.	2.1%
ICICI Bank, Ltd. ADR	1.9%
Samsung Electronics Company, Ltd.	1.9%
Bank Central Asia Tbk PT	1.6%
Tata Consultancy Services, Ltd.	1.5%
MediaTek, Inc.	1.5%
Xiaomi Corporation	1.4%
Trent, Ltd.	1.4%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.6%
Preferred Stock	1.9%
Short-Term Investments	0.5%

Country Weightings (% of Net Assets)

Taiwan	21.8%
India	20.4%
Cayman Islands	15.5%
China	12.0%
South Korea	6.7%
Brazil	4.4%
Saudi Arabia	3.2%
United Arab Emirates	2.4%
South Africa	2.4%
Thailand	1.6%
Other Countries	9.3%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective December 31, 2024, the Portfolio Turnover Rate Risk was removed as a principal risk factor since the Portfolio’s portfolio turnover rate was less than 100% for the fiscal year ended.

  For the fiscal year ended December 31, 2024, there was an increase in the Portfolio's net expenses due to the removal of a voluntary waiver that was in place during the prior fiscal year.

Major Market Sectors (% of Net Assets)

Information Technology	27.9%
Financials	21.0%
Consumer Discretionary	15.9%
Communications Services	10.8%
Materials	5.3%
Health Care	4.5%
Consumer Staples	4.1%
Energy	3.6%
Industrials	3.2%
Real Estate	2.8%

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Emerging Markets Equity Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent ESG Index Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent ESG Index Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$39	0.35%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, ESG Index Portfolio earned a return of 22.33%, outperforming the average return of its peer group, the Morningstar Large Blend category which returned 21.84%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

How did the Portfolio perform since inception?

	PortfolioFootnote Reference1	Russell 3000® Index	MSCI KLD 400 Social Index
04/20	10,000	10,000	10,000
12/20	12,948	13,335	13,000
12/21	16,934	16,757	17,112
12/22	13,238	13,538	13,587
12/23	16,970	17,052	17,477
12/24	20,759	21,112	21,224
Average Annual Total Returns *	1 year	Since Inception 4/29/2020
PortfolioFootnote Reference1	22.33%	16.90%
Russell 3000® Index	23.81%	17.33%
MSCI KLD 400 Social Index	22.80%	17.46%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$55,771,492	406	13%	$102,740

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	10.9%
Microsoft Corporation	9.9%
iShares MSCI KLD 400 Social ETF	9.3%
Tesla, Inc.	3.9%
Alphabet, Inc., Class A	3.7%
Alphabet, Inc., Class C	3.2%
Visa, Inc.	1.8%
Mastercard, Inc.	1.4%
Procter & Gamble Company	1.3%
Home Depot, Inc.	1.3%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	89.8%
Registered Investments Companies	9.3%
Short-Term Investments	0.9%

Major Market Sectors (% of Net Assets)

Information Technology	33.5%
Financials	11.4%
Consumer Discretionary	9.4%
U.S. Unaffiliated Registered Investment Companies	9.3%
Communications Services	8.4%
Industrials	7.8%
Health Care	7.4%
Consumer Staples	5.0%
Real Estate	2.5%
Materials	2.3%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective June 14, 2024, the Portfolio’s diversification policy was changed to allow the Portfolio to transition from diversified to non-diversified status without shareholder approval, if it becomes non-diversified due to variations in relative market capitalization or index weighting of one or more constituents of the MSCI KLD 400 Social Index. As a result, Non-Diversified Risk was added as a principal risk factor.

  Effective January 1, 2024, the Adviser implemented a contractual agreement with the Portfolio, through at least April 30, 2025, to waive certain fees associated with the Portfolio to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.35% from the previous annual rate of 0.36% of the average daily net assets of the Portfolio.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent ESG Index Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Global Stock Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Global Stock Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$65	0.60%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Global Stock Portfolio earned a return of 15.25%, outperforming the average return of its peer group, the Morningstar Global Large-Stock Blend category which returned 13.56%. The Portfolio’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 17.49% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns
12/14	10,000	10,000
12/15	10,311	9,764
12/16	10,870	10,531
12/17	13,170	13,056
12/18	12,074	11,827
12/19	14,845	14,973
12/20	17,103	17,406
12/21	20,645	20,633
12/22	16,729	16,844
12/23	20,414	20,584
12/24	23,527	24,183

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Consumer Discretionary

  Materials

  Health Care

  Energy

Individual Holdings

Top Contributors

Least Contributors

  NVIDIA Corporation

  Meta Platforms, Inc.

  Amazon.com, Inc.

  Samsung Electronics Company, Ltd.

  Nucor Corporation

  Lamb Weston Holdings, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	15.25%	9.65%	8.93%
MSCI All Country World Index - USD Net Returns	17.49%	10.06%	9.23%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,616,233,225	1,179	58%	$8,883,822

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	2.7%
Thrivent Core Small Cap Value Fund	2.1%
Microsoft Corporation	2.0%
NVIDIA Corporation	1.9%
Apple, Inc.	1.8%
Alphabet, Inc., Class C	1.7%
Amazon.com, Inc.	1.6%
Meta Platforms, Inc.	1.4%
Shell plc	0.7%
Wells Fargo & Company	0.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	78.5%
Short-Term Investments	15.8%
Registered Investments Companies	5.7%
Preferred Stock<	0.1%

Major Market Sectors (% of Net Assets)

Information Technology	15.1%
Financials	14.0%
Industrials	10.5%
Consumer Discretionary	9.9%
Health Care	8.2%
Communications Services	5.3%
U.S. Affiliated Registered Investment Companies	4.8%
Energy	3.7%
Materials	3.6%
Consumer Staples	3.5%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective June 27, 2024, shareholders of Thrivent Low Volatility Equity Portfolio approved the merger of that portfolio into Thrivent Global Stock Portfolio. The merger occured at the close of business on July 26, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Global Stock Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Government Bond Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Government Bond Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$49	0.49%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Government Bond Portfolio earned a return of 1.17%, outperforming the average return of its peer group, the Morningstar Intermediate Government category which returned -0.20%. The Portfolio’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 1.25% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Index	Bloomberg U.S. Agency Index
12/14	10,000	10,000	10,000	10,000
12/15	10,080	10,055	10,084	10,101
12/16	10,230	10,321	10,189	10,242
12/17	10,533	10,687	10,424	10,453
12/18	10,553	10,688	10,514	10,593
12/19	11,171	11,620	11,235	11,217
12/20	11,977	12,492	12,134	11,832
12/21	11,796	12,299	11,852	11,676
12/22	10,573	10,699	10,375	10,757
12/23	11,036	11,291	10,795	11,309
12/24	11,165	11,432	10,858	11,666

Asset Sector

Top Contributors

Least Contributors

  Mortgage-Backed Securities

  U.S. Government & Agencies

  Asset-Backed Securities

  Commercial Mortgage-Backed Securities

  Collateralized Mortgage Obligations

  Foreign Government

Individual Holdings

Top Contributors

Least Contributors

  U.S. Treasury Notes, 3.875% 9/30/2029

  U.S. Treasury Notes, 4.500% 11/15/2033

  U.S. Treasury Notes, 4.625% 6/30/2026

  U.S. Treasury Bonds, 1.375% 8/15/2050

  U.S. Treasury Notes, 3.125% 8/31/2027

  U.S. Treasury Notes, 3.625% 3/31/2028

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	1.17%	-0.01%	1.11%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Treasury Index	0.58%	-0.68%	0.83%
Bloomberg U.S. Agency Index	3.16%	0.79%	1.55%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$160,704,787	107	366%	$574,316

What did the Portfolio invest in?

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	43.5%
U.S. Government & Agencies	34.3%
Collateralized Mortgage Obligations	9.3%
Commercial Mortgage-Backed Securities	6.5%
Asset-Backed Securities	5.0%

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	14.1%
U.S. Treasury Notes	10.6%
Government National Mortgage Association Conventional 30-Yr. Pass Through	4.8%
U.S. Treasury Notes	3.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.1%
U.S. Treasury Bonds	2.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	87.9%
Short-Term Investments	12.1%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.5
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	2.0
AAA	1.1
U.S. Gov't Guaranteed	94.4

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Government Bond Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Healthcare Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Healthcare Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$86	0.86%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Healthcare Portfolio earned a return of -0.05%, underperforming the average return of its peer group, the Morningstar Health category which returned 1.72%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	S&P Composite 1500® Health Care Index
12/14	10,000	10,000	10,000
12/15	10,461	10,048	10,741
12/16	8,786	11,327	10,521
12/17	10,492	13,721	12,885
12/18	11,365	13,002	13,749
12/19	14,303	17,035	16,618
12/20	16,992	20,594	19,035
12/21	19,161	25,879	23,764
12/22	18,099	20,909	22,977
12/23	18,849	26,335	23,418
12/24	18,839	32,607	24,076

Asset Sector

Top Contributors

Least Contributors

  Pharmaceuticals

  Health Care Equipment

  Health Care Facilities

  Managed Health Care

  Health Care Services

  Life Sciences Tools & Services

Individual Holdings

Top Contributors

Least Contributors

  Eli Lilly & Company

  Intuitive Surgical, Inc.

  Boston Scientific Corporation

  CVS Health Corporation

  Dexcom, Inc.

  Johnson & Johnson

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	-0.05%	5.66%	6.54%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P Composite 1500® Health Care Index	2.81%	7.70%	9.18%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$248,160,460	52	20%	$2,276,373

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Eli Lilly & Company	10.7%
UnitedHealth Group, Inc.	9.7%
Johnson & Johnson	7.7%
Abbott Laboratories	5.2%
AbbVie, Inc.	5.1%
Merck & Company, Inc.	4.6%
Danaher Corporation	4.0%
Boston Scientific Corporation	3.5%
Intuitive Surgical, Inc.	3.5%
Thermo Fisher Scientific, Inc.	2.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.3%
Registered Investments Companies	0.4%
Short-Term Investments	0.3%

Major Market Sectors (% of Net Assets)

Pharmaceuticals	30.0%
Health Care Equipment	21.8%
Biotechnology	15.3%
Managed Health Care	13.1%
Life Sciences Tools & Services	10.1%
Health Care Distributors	2.7%
Health Care Services	2.7%
Health Care Facilities	2.1%
Health Care Supplies	1.5%
U.S. Unaffiliated Registered Investment Companies	0.4%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Healthcare Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent High Yield Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent High Yield Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$47	0.45%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, High Yield Portfolio earned a return of 6.99%, underperforming the average return of its peer group, the Morningstar High Yield Bond category which returned 7.40%. The Portfolio’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 1.25% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Bond Index
12/14	10,000	10,000	10,000
12/15	9,731	10,055	9,553
12/16	10,974	10,321	11,190
12/17	11,796	10,687	12,029
12/18	11,403	10,688	11,779
12/19	13,037	11,620	13,465
12/20	13,397	12,492	14,423
12/21	13,987	12,299	15,185
12/22	12,559	10,699	13,486
12/23	14,047	11,291	15,299
12/24	15,028	11,432	16,552

Asset Sector

Top Contributors

Least Contributors

  Consumer Cyclical

  Energy

  Financials

  Foreign Government

  Transportation

  Utilities

Individual Holdings

Top Contributors

Least Contributors

  iShares Broad USD High Yield Corporate Bond ETF

  SPDR Bloomberg High Yield Bond ETF

  Level 3 Financing, Inc.

  Gray Television, Inc.

  Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.

  HLF Financing SARL, LLC/Herbalife International, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	6.99%	2.88%	4.16%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Corporate High Yield Bond Index	8.19%	4.21%	5.17%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$822,168,978	595	58%	$3,198,616

What did the Portfolio invest in?

Major Market Sectors (% of Net Assets)

Consumer Cyclical	16.8%
Communications Services	12.1%
Financials	11.9%
Consumer Non-Cyclical	11.8%
Energy	11.5%
Capital Goods	9.7%
Technology	6.6%
Basic Materials	5.3%
U.S. Unaffiliated Registered Investment Companies	3.7%
Utilities	3.4%

Top Ten Holdings (% of Net Assets)

iShares Broad USD High Yield Corporate Bond ETF	3.7%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
Teva Pharmaceutical Finance Netherlands III BV	0.6%
Caesars Entertainment, Inc.	0.6%
Tenet Healthcare Corporation	0.5%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.5%
GFL Environmental, Inc.	0.5%
Iron Mountain, Inc.	0.5%
Vistra Corporation	0.5%
Venture Global LNG, Inc.	0.5%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	90.7%
Registered Investments Companies	3.7%
Short-Term Investments	3.2%
Bank Loans	2.3%
Preferred Stock	0.1%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	3.8
Non-Rated	0.6
D	0.0
C	0.1
CA	0.5
CAA	8.9
B	46.2
BA	37.6
BAA	2.3
A	0.0
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent High Yield Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Income Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Income Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$45	0.44%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Income Portfolio earned a return of 3.15%, outperforming the average return of its peer group, the Morningstar Corporate Bond category which returned 2.71%. The Portfolio’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 1.25% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
12/14	10,000	10,000	10,000
12/15	9,932	10,055	9,932
12/16	10,538	10,321	10,539
12/17	11,201	10,687	11,215
12/18	10,939	10,688	10,934
12/19	12,427	11,620	12,523
12/20	13,881	12,492	13,761
12/21	13,817	12,299	13,618
12/22	11,628	10,699	11,472
12/23	12,709	11,291	12,449
12/24	13,110	11,432	12,713

Asset Sector

Top Contributors

Least Contributors

  Financials

  Utilities

  Energy

  U.S. Government & Agencies

  Collateralized Mortgage Obligations

  Commercial Mortgage-Backed Securities

Individual Holdings

Top Contributors

Least Contributors

  Duke Energy Corporation

  U.S. Treasury Bond, 4.750% 11/15/2053

  Boeing Company, Convertible, 6.000%

  U.S. Treasury Bonds, 3.625% 5/15/2053

  U.S. Treasury Bonds, 4.250% 5/15/2054

  Boeing Company

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	3.15%	1.08%	2.74%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Corporate Bond Index	2.13%	0.30%	2.43%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,320,549,160	592	50%	$5,296,937

What did the Portfolio invest in?

Major Market Sectors (% of Net Assets)

Financials	34.5%
Consumer Non-Cyclical	8.7%
Utilities	8.1%
Consumer Cyclical	7.6%
Communications Services	7.5%
U.S. Government & Agencies	7.3%
Energy	6.7%
Technology	6.4%
Capital Goods	5.2%
Transportation	2.0%

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	2.2%
U.S. Treasury Bonds	2.0%
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates	1.0%
U.S. Treasury Bonds	1.0%
U.S. Treasury Bonds	0.8%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.7%
UBS Group AG	0.6%
Sprint Capital Corporation	0.6%
Cheniere Energy Partners, LP	0.5%
UBS Group AG	0.4%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	99.2%
Short-Term Investments	0.4%
Preferred Stock	0.4%
Common Stock<	0.1%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.5
D	0.0
C	0.0
CA	0.0
CAA	0.3
B	0.1
BA	8.5
BAA	54.7
A	23.4
AA	2.9
AAA	0.5
U.S. Gov't Guaranteed	9.1

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Income Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent International Allocation Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent International Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$75	0.74%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, International Allocation Portfolio earned a return of 4.29%, outperforming the average return of its peer group, the Morningstar Foreign Large Blend category which returned 3.90%. The Portfolio’s broad-based benchmark MSCI All Country World Index ex-USA - USD Net Returns earned a return of 5.53% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns
12/14	10,000	10,000
12/15	9,922	9,434
12/16	10,254	9,858
12/17	12,699	12,538
12/18	10,744	10,759
12/19	12,944	13,073
12/20	13,461	14,465
12/21	15,407	15,597
12/22	12,580	13,101
12/23	14,858	15,147
12/24	15,495	15,985

Asset Sector

Top Contributors

Least Contributors

  Financials

  Industrials

  Information Technology

  Materials

  Health Care

  Foreign Government

Individual Holdings

Top Contributors

Least Contributors

  Taiwan Semiconductor Manufacturing Company, Ltd.

  SAP SE

  DBS Group Holdings, Ltd.

  BHP Group, Ltd.

  Stellantis NV

  Nestle SA

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	4.29%	3.66%	4.48%
MSCI All Country World Index ex-USA - USD Net Returns	5.53%	4.10%	4.80%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,387,130,013	901	87%	$9,268,517

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Shell plc	2.2%
Novartis AG	1.7%
Allianz SE	1.7%
ASML Holding NV	1.6%
Givaudan SA	1.5%
AstraZeneca plc	1.5%
Roche Holding AG, Participation Certificates	1.4%
Ferrari NV	1.4%
Novo Nordisk AS	1.3%
Deutsche Boerse AG	1.2%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.7%
Short-Term Investments	2.0%
Preferred Stock	0.3%

Country Weightings (% of Net Assets)

Japan	19.0%
United Kingdom	11.1%
Canada	9.4%
Switzerland	8.3%
France	6.8%
Australia	6.0%
Germany	5.9%
Netherlands	5.4%
Sweden	3.9%
Italy	2.4%
Other Countries	19.4%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Major Market Sectors (% of Net Assets)

Financials	22.2%
Industrials	14.9%
Consumer Discretionary	12.5%
Information Technology	11.5%
Health Care	9.5%
Materials	8.1%
Consumer Staples	5.3%
Energy	4.8%
Communications Services	4.5%
Utilities	2.6%

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent International Allocation Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent International Index Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent International Index Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$40	0.40%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, International Index Portfolio earned a return of 3.33%, underperforming the average return of its peer group, the Morningstar Foreign Large Blend category which returned 3.90%. The Portfolio’s broad-based benchmark MSCI All Country World Index ex-USA - USD Net Returns earned a return of 5.53% over the same period.

How did the Portfolio perform since inception?

	PortfolioFootnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns	MSCI EAFE Index
04/20	10,000	10,000	10,000
12/20	12,912	13,380	13,068
12/21	14,315	14,427	14,540
12/22	12,230	12,118	12,439
12/23	14,403	14,010	14,707
12/24	14,882	14,785	15,269
Average Annual Total Returns *	1 year	Since Inception 4/29/2020
PortfolioFootnote Reference1	3.33%	8.87%
MSCI All Country World Index ex-USA - USD Net Returns	5.53%	8.72%
MSCI EAFE Index	3.82%	9.47%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$206,346,047	726	3%	$409,217

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

ASML Holding NV	1.7%
Novo Nordisk AS	1.7%
SAP SE	1.6%
Nestle SA	1.3%
AstraZeneca plc	1.3%
Toyota Motor Corporation	1.2%
Roche Holding AG, Participation Certificates	1.2%
Shell plc	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.8%
Short-Term Investments	1.9%
Preferred Stock	0.3%

Country Weightings (% of Net Assets)

Japan	22.5%
United Kingdom	14.0%
France	10.0%
Switzerland	9.5%
Germany	9.0%
Australia	7.1%
Netherlands	5.8%
Sweden	3.1%
Denmark	2.8%
Spain	2.6%
Other Countries	11.4%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Major Market Sectors (% of Net Assets)

Financials	21.4%
Industrials	17.4%
Health Care	12.1%
Consumer Discretionary	11.0%
Information Technology	8.5%
Consumer Staples	8.2%
Materials	5.9%
Communications Services	4.7%
Energy	3.5%
Utilities	3.2%

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent International Index Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Large Cap Growth Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Large Cap Growth Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$50	0.43%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Large Cap Growth Portfolio earned a return of 30.62%, outperforming the average return of its peer group, the Morningstar Large Growth category which returned 28.91%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	Russell 1000® Growth Index	S&P 500 Growth Index
12/14	10,000	10,000	10,000	10,000
12/15	11,048	10,048	10,567	10,552
12/16	10,884	11,327	11,314	11,280
12/17	14,033	13,721	14,733	14,375
12/18	14,385	13,002	14,510	14,374
12/19	19,118	17,035	19,790	18,848
12/20	27,403	20,594	27,406	25,157
12/21	33,698	25,879	34,969	33,210
12/22	22,364	20,909	24,778	23,444
12/23	32,890	26,335	35,355	30,486
12/24	42,960	32,607	47,144	41,417

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Consumer Discretionary

  Communications Services

  Materials

  Real Estate

  Energy

Individual Holdings

Top Contributors

Least Contributors

  NVIDIA Corporation

  Amazon.com, Inc.

  Meta Platforms, Inc.

  Adobe, Inc.

  SBA Communications Corporation

  Nucor Corporation

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	30.62%	17.58%	15.69%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500 Growth Index	35.86%	17.05%	15.27%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,041,907,473	46	43%	$11,279,770

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	9.6%
Microsoft Corporation	9.2%
Apple, Inc.	8.7%
Amazon.com, Inc.	7.7%
Alphabet, Inc., Class C	6.8%
Meta Platforms, Inc.	5.6%
Tesla, Inc.	3.0%
Visa, Inc.	2.8%
ServiceNow, Inc.	2.7%
Eli Lilly & Company	2.3%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.0%
Short-Term Investments	3.0%

Major Market Sectors (% of Net Assets)

Information Technology	41.1%
Consumer Discretionary	19.2%
Communications Services	12.4%
Health Care	8.4%
Financials	7.2%
Industrials	6.3%
Consumer Staples	1.3%
Real Estate	0.6%
Energy	0.5%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Growth Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Large Cap Index Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Large Cap Index Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$25	0.23%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Large Cap Index Portfolio earned a return of 24.74%, outperforming the average return of its peer group, the Morningstar Large Blend category which returned 21.84%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	S&P 500® Index
12/14	10,000	10,000	10,000
12/15	10,112	10,048	10,138
12/16	11,293	11,327	11,351
12/17	13,717	13,721	13,829
12/18	13,085	13,002	13,223
12/19	17,161	17,035	17,386
12/20	20,271	20,594	20,585
12/21	26,030	25,879	26,494
12/22	21,267	20,909	21,696
12/23	26,798	26,335	27,399
12/24	33,426	32,607	34,254
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	24.74%	14.26%	12.83%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,983,852,711	510	3%	$3,522,463

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Apple, Inc.	7.5%
NVIDIA Corporation	6.5%
Microsoft Corporation	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc.	1.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.5%
Short-Term Investments	1.5%

Major Market Sectors (% of Net Assets)

Information Technology	32.0%
Financials	13.4%
Consumer Discretionary	11.1%
Health Care	9.9%
Communications Services	9.2%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective July 29, 2024, the Portfolio’s diversification policy was changed to allow the Portfolio to transition from diversified to non-diversified status without shareholder approval, if it becomes non-diversified due to variations in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index. As a result, Non-Diversified Risk was added as a principal risk factor.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Index Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Large Cap Value Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Large Cap Value Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$67	0.63%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Large Cap Value Portfolio earned a return of 13.09%, underperforming the average return of its peer group, the Morningstar Large Value category which returned 13.55%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	Russell 1000® Value Index	S&P 500 Value Index
12/14	10,000	10,000	10,000	10,000
12/15	9,647	10,048	9,617	9,687
12/16	11,329	11,327	11,285	11,372
12/17	13,328	13,721	12,827	13,119
12/18	12,170	13,002	11,767	11,944
12/19	15,137	17,035	14,890	15,758
12/20	15,809	20,594	15,305	15,972
12/21	20,877	25,879	19,154	19,949
12/22	19,903	20,909	17,707	18,907
12/23	22,461	26,335	19,735	23,110
12/24	25,401	32,607	22,571	25,950

Asset Sector

Top Contributors

Least Contributors

  Financials

  Utilities

  Communications Services

  Health Care

  Materials

  Energy

Individual Holdings

Top Contributors

Least Contributors

  Constellation Energy Corporation

  Wells Fargo & Company

  Walmart, Inc.

  Samsung Electronics Company, Ltd.

  Lamb Weston Holdings, Inc.

  Coty, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	13.09%	10.91%	9.77%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500 Value Index	12.29%	10.49%	10.01%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,840,319,505	87	30%	$17,481,714

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Wells Fargo & Company	3.3%
Exxon Mobil Corporation	2.7%
Bank of America Corporation	2.7%
Cisco Systems, Inc.	2.3%
Johnson & Johnson	2.2%
Philip Morris International, Inc.	2.0%
J.P. Morgan Chase & Company	2.0%
Entergy Corporation	2.0%
Verizon Communications, Inc.	1.9%
Sysco Corporation	1.7%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.9%
Short-Term Investments	1.7%
Registered Investments Companies	0.4%

Major Market Sectors (% of Net Assets)

Financials	20.4%
Industrials	12.8%
Health Care	11.7%
Information Technology	10.1%
Energy	8.4%
Consumer Staples	7.0%
Communications Services	6.9%
Utilities	6.7%
Consumer Discretionary	6.7%
Materials	4.0%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Value Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Limited Maturity Bond Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Limited Maturity Bond Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$47	0.45%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Limited Maturity Bond Portfolio earned a return of 5.61%, outperforming the average return of its peer group, the Morningstar Short-Term Bond category which returned 4.60%. The Portfolio’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 1.25% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit 1-3 Year Bond Index
12/14	10,000	10,000	10,000
12/15	10,073	10,055	10,065
12/16	10,360	10,321	10,194
12/17	10,631	10,687	10,281
12/18	10,739	10,688	10,445
12/19	11,249	11,620	10,866
12/20	11,700	12,492	11,228
12/21	11,732	12,299	11,175
12/22	11,242	10,699	10,763
12/23	11,960	11,291	11,259
12/24	12,631	11,432	11,750

Asset Sector

Top Contributors

Least Contributors

  Financials

  Asset-Backed Securities

  Collateralized Mortgage Obligations

  Commercial Mortgage-Backed Securities

  Foreign Government

  Mortgage-Backed Securities

Individual Holdings

Top Contributors

Least Contributors

  U.S. Treasury Notes, 3.500% 1/31/2028

  Genesis Sales Finance Master Trust

  Deutsche Bank AG

  Federal National Mortgage Association Conventional 30-Yr. Pass Through, 5.500% 1/1/2055

  U.S. Treasury Notes, 2.500% 2/15/2033

  Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, 4.508% 7/25/2029

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	5.61%	2.34%	2.36%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	4.36%	1.58%	1.63%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$721,475,046	604	61%	$2,967,303

What did the Portfolio invest in?

Major Market Sectors (% of Net Assets)

Financials	32.3%
Asset-Backed Securities	16.3%
Collateralized Mortgage Obligations	9.6%
U.S. Government & Agencies	6.7%
Consumer Cyclical	5.7%
Consumer Non-Cyclical	5.3%
Energy	5.0%
Utilities	4.3%
Communications Services	3.1%
Technology	2.9%

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	3.9%
U.S. Treasury Notes	2.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
PPM CLO 2, Ltd.	0.5%
U.S. Treasury Notes	0.5%
OneMain Financial Issuance Trust	0.5%
Avis Budget Rental Car Funding AESOP, LLC	0.5%
UBS Group AG	0.4%
Expedia Group, Inc.	0.4%
Tricon Residential Trust	0.4%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	97.8%
Short-Term Investments	1.9%
Preferred Stock	0.3%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	11.9
D	0.0
C	0.1
CA	0.0
CAA	0.3
B	0.1
BA	4.9
BAA	41.6
A	17.1
AA	5.1
AAA	10.3
U.S. Gov't Guaranteed	8.6

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Limited Maturity Bond Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Mid Cap Growth Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Mid Cap Growth Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$89	0.85%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Mid Cap Growth Portfolio earned a return of 10.12%, underperforming the average return of its peer group, the Morningstar Mid-Cap Growth category which returned 16.83%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	Russell Midcap® Growth Index	S&P MidCap 400 Growth Index
04/20	10,000	10,000	10,000	10,000
12/20	14,922	13,335	14,389	13,868
12/21	16,682	16,757	16,220	16,490
12/22	11,924	13,538	11,886	13,779
12/23	13,965	17,052	14,960	16,189
12/24	15,379	21,112	18,267	18,203

Asset Sector

Top Contributors

Least Contributors

  Industrials

  Information Technology

  Financials

  Health Care

  Real Estate

  Consumer Staples

Individual Holdings

Top Contributors

Least Contributors

  Howmet Aerospace, Inc.

  Arista Networks, Inc.

  Deckers Outdoor Corporation

  Dexcom, Inc.

  Five Below, Inc.

  MongoDB, Inc.

Average Annual Total Returns *	1 year	Since Inception 4/29/2020
PortfolioFootnote Reference1	10.12%	9.64%
Russell 3000® Index	23.81%	17.33%
Russell Midcap® Growth Index	22.10%	13.75%
S&P MidCap 400 Growth Index	15.94%	13.66%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$90,272,106	89	63%	$652,553

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Howmet Aerospace, Inc.	1.9%
HubSpot, Inc.	1.8%
Monolithic Power Systems, Inc.	1.7%
Tradeweb Markets, Inc.	1.6%
PTC, Inc.	1.6%
ExlService Holdings, Inc.	1.6%
Ross Stores, Inc.	1.6%
Globus Medical, Inc.	1.6%
Tyler Technologies, Inc.	1.5%
TPG, Inc.	1.5%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.4%
Short-Term Investments	1.8%
Registered Investments Companies	0.8%

Major Market Sectors (% of Net Assets)

Information Technology	25.9%
Industrials	18.8%
Health Care	13.7%
Consumer Discretionary	12.7%
Financials	11.9%
Communications Services	3.8%
Consumer Staples	3.2%
Energy	2.1%
Real Estate	2.1%
Materials	2.0%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Growth Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Mid Cap Index Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Mid Cap Index Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$27	0.25%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Mid Cap Index Portfolio earned a return of 13.64%, outperforming the average return of its peer group, the Morningstar Mid-Cap Blend category which returned 12.72%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	S&P MidCap 400® Index
12/14	10,000	10,000	10,000
12/15	9,748	10,048	9,782
12/16	11,740	11,327	11,811
12/17	13,615	13,721	13,730
12/18	12,079	13,002	12,208
12/19	15,203	17,035	15,407
12/20	17,240	20,594	17,511
12/21	21,460	25,879	21,847
12/22	18,616	20,909	18,993
12/23	21,630	26,335	22,115
12/24	24,581	32,607	25,196
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	13.64%	10.09%	9.41%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$690,475,396	404	17%	$1,338,145

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corporation	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc.	0.7%
Pure Storage, Inc.	0.7%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Companies, Inc.	0.6%
RB Global, Inc.	0.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.3%
Short-Term Investments	0.7%

Major Market Sectors (% of Net Assets)

Industrials	21.2%
Financials	17.9%
Consumer Discretionary	14.1%
Information Technology	10.5%
Health Care	9.3%
Real Estate	6.8%
Materials	6.3%
Energy	4.6%
Consumer Staples	4.5%
Utilities	2.6%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Index Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Mid Cap Stock Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Mid Cap Stock Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$69	0.66%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Mid Cap Stock Portfolio earned a return of 10.28%, underperforming the average return of its peer group, the Morningstar Mid-Cap Blend category which returned 12.72%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Index
12/14	10,000	10,000	10,000	10,000
12/15	10,008	10,048	9,782	9,756
12/16	12,882	11,327	11,811	11,102
12/17	15,328	13,721	13,730	13,158
12/18	13,648	13,002	12,208	11,966
12/19	17,218	17,035	15,407	15,621
12/20	20,953	20,594	17,511	18,290
12/21	26,989	25,879	21,847	22,422
12/22	22,142	20,909	18,993	18,540
12/23	25,284	26,335	22,115	21,735
12/24	27,883	32,607	25,196	25,072

Asset Sector

Top Contributors

Least Contributors

  Industrials

  Financials

  Utilities

  Health Care

  Materials

  Real Estate

Individual Holdings

Top Contributors

Least Contributors

  Howmet Aerospace, Inc.

  Axon Enterprise, Inc.

  Kinsale Capital Group, Inc.

  Mobileye Global, Inc.

  Qorvo, Inc.

  Celanese Corporation

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	10.28%	10.12%	10.80%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%
Russell Midcap® Index	15.34%	9.92%	9.63%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,197,796,525	60	43%	$14,845,367

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Trimble, Inc.	3.2%
United Rentals, Inc.	3.2%
DocuSign, Inc.	3.1%
Expand Energy Corporation	3.1%
NVR, Inc.	3.1%
SBA Communications Corporation	2.5%
Kinsale Capital Group, Inc.	2.5%
Steel Dynamics, Inc.	2.5%
Ciena Corporation	2.4%
Garmin, Ltd.	2.3%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.2%
Short-Term Investments	3.8%

Major Market Sectors (% of Net Assets)

Industrials	21.6%
Financials	16.0%
Information Technology	14.2%
Consumer Discretionary	11.7%
Health Care	8.0%
Utilities	6.7%
Materials	4.9%
Energy	4.7%
Real Estate	4.3%
Consumer Staples	4.1%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Stock Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Mid Cap Value Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Mid Cap Value Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$93	0.89%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Mid Cap Value Portfolio earned a return of 9.72%, underperforming the average return of its peer group, the Morningstar Mid-Cap Value category which returned 11.53%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform since inception?

	PortfolioFootnote Reference1	Russell 3000® Index	Russell Midcap® Value Index	S&P MidCap 400 Value Index
04/20	10,000	10,000	10,000	10,000
12/20	13,293	13,335	13,175	13,544
12/21	17,398	16,757	16,909	17,696
12/22	16,488	13,538	14,874	16,994
12/23	18,683	17,052	16,765	19,610
12/24	20,499	21,112	18,956	21,229

Asset Sector

Top Contributors

Least Contributors

  Financials

  Utilities

  Information Technology

  Consumer Staples

  Materials

  Health Care

Individual Holdings

Top Contributors

Least Contributors

  United Airlines Holdings, Inc.

  Constellation Energy Corporation

  Imax Corporation

  Celanese Corporation

  Dollar Tree, Inc.

  Lear Corporation

Average Annual Total Returns *	1 year	Since Inception 4/29/2020
PortfolioFootnote Reference1	9.72%	16.59%
Russell 3000® Index	23.81%	17.33%
Russell Midcap® Value Index	13.07%	14.65%
S&P MidCap 400 Value Index	11.71%	17.46%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$49,861,087	79	55%	$379,783

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

U.S. Bancorp	2.4%
Carlyle Group, Inc.	2.0%
Flowserve Corporation	1.9%
Allstate Corporation	1.9%
MKS Instruments, Inc.	1.8%
M&T Bank Corporation	1.8%
Hexcel Corporation	1.8%
Robert Half, Inc.	1.8%
United Airlines Holdings, Inc.	1.7%
Wintrust Financial Corporation	1.7%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.6%
Short-Term Investments	1.4%

Major Market Sectors (% of Net Assets)

Financials	19.7%
Industrials	15.4%
Consumer Discretionary	11.9%
Utilities	8.4%
Information Technology	7.5%
Energy	7.4%
Health Care	7.1%
Materials	6.6%
Real Estate	5.7%
Consumer Staples	5.5%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective January 1, 2024, the Adviser implemented a contractual agreement with the Portfolio, through at least April 30, 2025, to waive certain fees associated with the Portfolio to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.89% from the previous annual rate of 0.90% of the average daily net assets of the Portfolio.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Value Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Moderate Allocation Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Moderate Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$45	0.42%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Moderate Allocation Portfolio earned a return of 13.14%, outperforming the average return of its peer group, the Morningstar Moderate Allocation category which returned 11.47%. The Portfolio’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 17.49% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,944	9,764	10,138	10,055	9,434
12/16	10,828	10,531	11,351	10,321	9,858
12/17	12,231	13,056	13,829	10,687	12,538
12/18	11,688	11,827	13,223	10,688	10,759
12/19	13,879	14,973	17,386	11,620	13,073
12/20	15,763	17,406	20,585	12,492	14,465
12/21	17,763	20,633	26,494	12,299	15,597
12/22	14,888	16,844	21,696	10,699	13,101
12/23	17,297	20,584	27,399	11,291	15,147
12/24	19,570	24,183	34,254	11,432	15,985

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Consumer Discretionary

  Materials

  Health Care

  Commercial Mortgage-Backed Securities

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	13.14%	7.11%	6.94%
MSCI All Country World Index - USD Net Returns	17.49%	10.06%	9.23%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
MSCI All Country World Index ex-USA - USD Net Returns	5.53%	4.10%	4.80%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$9,070,554,108	2,216	44%	$55,732,135

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	11.3%
Thrivent Global Stock Portfolio	6.1%
Thrivent Mid Cap Stock Portfolio	4.3%
Thrivent Income Portfolio	3.6%
Thrivent International Allocation Portfolio	3.4%
Thrivent Small Cap Stock Portfolio	2.1%
Thrivent Limited Maturity Bond Portfolio	2.0%
Thrivent Core Emerging Markets Debt Fund	1.6%
NVIDIA Corporation	1.5%
Apple, Inc.	1.4%

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	27.3%
Investment Grade Debt	26.1%
Mid Cap	17.4%
Short-Term Investments	14.4%
International	5.6%
Small Cap	4.4%
High Yield	2.5%
Emerging Markets Debt	1.4%
Private Equity	0.8%
Multi-Cap	0.1%

Major Market Sectors (% of Net Assets)

U.S. Affiliated Registered Investment Companies	38.9%
Information Technology	8.3%
U.S. Government & Agencies	6.5%
Mortgage-Backed Securities	6.4%
Financials	4.5%
Consumer Discretionary	4.1%
Industrials	2.6%
Communications Services	2.6%
Health Care	2.6%
Consumer Staples	1.2%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderate Allocation Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Moderately Aggressive Allocation Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$47	0.44%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Moderately Aggressive Allocation Portfolio earned a return of 14.19%, outperforming the average return of its peer group, the Morningstar Moderately Aggressive Allocation category which returned 13.04%. The Portfolio’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 17.49% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,925	9,764	10,138	10,055	9,434
12/16	10,941	10,531	11,351	10,321	9,858
12/17	12,778	13,056	13,829	10,687	12,538
12/18	12,024	11,827	13,223	10,688	10,759
12/19	14,683	14,973	17,386	11,620	13,073
12/20	16,799	17,406	20,585	12,492	14,465
12/21	19,545	20,633	26,494	12,299	15,597
12/22	16,142	16,844	21,696	10,699	13,101
12/23	18,982	20,584	27,399	11,291	15,147
12/24	21,675	24,183	34,254	11,432	15,985

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Consumer Discretionary

  Materials

  Health Care

  Commercial Mortgage-Backed Securities

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	14.19%	8.10%	8.04%
MSCI All Country World Index - USD Net Returns	17.49%	10.06%	9.23%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
MSCI All Country World Index ex-USA - USD Net Returns	5.53%	4.10%	4.80%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$7,058,877,132	2,189	36%	$45,287,180

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	11.7%
Thrivent Global Stock Portfolio	8.6%
Thrivent International Allocation Portfolio	7.3%
Thrivent Mid Cap Stock Portfolio	5.9%
Thrivent Small Cap Stock Portfolio	2.7%
Thrivent Core Emerging Markets Equity Fund	1.8%
NVIDIA Corporation	1.7%
Apple, Inc.	1.6%
Microsoft Corporation	1.6%
Thrivent Income Portfolio	1.6%

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	33.1%
Mid Cap	18.3%
Short-Term Investments	13.7%
Investment Grade Debt	13.6%
International	11.3%
Small Cap	7.3%
High Yield	1.2%
Private Equity	0.8%
Emerging Markets Debt	0.6%
Multi-Cap	0.1%

Major Market Sectors (% of Net Assets)

U.S. Affiliated Registered Investment Companies	45.6%
Information Technology	9.5%
Consumer Discretionary	4.5%
Financials	4.3%
Industrials	3.4%
Health Care	3.2%
U.S. Government & Agencies	2.9%
Mortgage-Backed Securities	2.9%
Communications Services	2.6%
Consumer Staples	1.1%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Aggressive Allocation Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Moderately Conservative Allocation Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$47	0.45%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Moderately Conservative Allocation Portfolio earned a return of 8.44%, outperforming the average return of its peer group, the Morningstar Moderately Conservative Allocation category which returned 7.96%. The Portfolio’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 17.49% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,954	9,764	10,138	10,055	9,434
12/16	10,675	10,531	11,351	10,321	9,858
12/17	11,691	13,056	13,829	10,687	12,538
12/18	11,305	11,827	13,223	10,688	10,759
12/19	13,021	14,973	17,386	11,620	13,073
12/20	14,368	17,406	20,585	12,492	14,465
12/21	15,402	20,633	26,494	12,299	15,597
12/22	13,133	16,844	21,696	10,699	13,101
12/23	14,721	20,584	27,399	11,291	15,147
12/24	15,962	24,183	34,254	11,432	15,985

Asset Sector

Top Contributors

Least Contributors

  Financials

  Information Technology

  Consumer Discretionary

  Health Care

  Materials

  Commercial Mortgage-Backed Securities

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	8.44%	4.16%	4.79%
MSCI All Country World Index - USD Net Returns	17.49%	10.06%	9.23%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
MSCI All Country World Index ex-USA - USD Net Returns	5.53%	4.10%	4.80%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,715,063,275	2,170	49%	$22,853,924

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	7.9%
Thrivent Income Portfolio	6.6%
Thrivent Limited Maturity Bond Portfolio	3.8%
Thrivent Core Emerging Markets Debt Fund	3.1%
Thrivent Mid Cap Stock Portfolio	2.7%
Thrivent High Yield Portfolio	2.3%
Thrivent International Allocation Portfolio	2.3%
Thrivent Small Cap Stock Portfolio	2.0%
U.S. Treasury Notes	1.5%
U.S. Treasury Notes	1.5%

Portfolio Composition (% of Portfolio)

Value	Value
Investment Grade Debt	44.3%
Large Cap	14.2%
Mid Cap	13.6%
Short-Term Investments	12.2%
International	4.8%
High Yield	4.7%
Small Cap	2.9%
Emerging Markets Debt	2.6%
Private Equity	0.6%
Multi-Cap	0.1%

Major Market Sectors (% of Net Assets)

U.S. Affiliated Registered Investment Companies	34.5%
U.S. Government & Agencies	12.2%
Mortgage-Backed Securities	11.9%
Information Technology	5.2%
Financials	5.0%
Consumer Discretionary	3.1%
Communications Services	2.2%
Collateralized Mortgage Obligations	1.6%
Consumer Staples	1.6%
Industrials	1.5%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective January 1, 2024, the Portfolio no longer invested in leveraged loans as part of its principal investment strategy and Leveraged Loan Risk is no longer a principal risk factor.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Conservative Allocation Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Money Market Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Money Market Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$32	0.31%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Money Market Portfolio earned a return of 5.07%, outperforming the average return of its peer group, the Morningstar Money Market-Taxable category which returned 4.88%. The Portfolio’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 1.25% over the same period.

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
12/14	10,000	10,000
12/15	10,000	10,055
12/16	10,000	10,321
12/17	10,050	10,687
12/18	10,199	10,688
12/19	10,386	11,620
12/20	10,416	12,492
12/21	10,416	12,299
12/22	10,558	10,699
12/23	11,073	11,291
12/24	11,635	11,432
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	5.07%	2.30%	1.53%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$446,256,017	135	$1,068,194

What did the Portfolio invest in?

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	50.7%
U.S. Treasury Debt	18.4%
Investment Company	18.2%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	7.9%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	4.8%

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Money Market Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Opportunity Income Plus Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Opportunity Income Plus Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Portfolio that occurred during the period.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$71	0.69%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Opportunity Income Plus Portfolio earned a return of 5.23%, underperforming the average return of its peer group, the Morningstar Multisector Bond category which returned 5.42%. The Portfolio’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 1.25% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index
12/14	10,000	10,000	10,000	10,000
12/15	9,997	10,055	9,728	10,151
12/16	10,635	10,321	11,099	10,321
12/17	11,127	10,687	11,867	10,577
12/18	11,013	10,688	11,644	10,682
12/19	11,952	11,620	13,412	11,360
12/20	12,476	12,492	14,440	11,800
12/21	12,700	12,299	15,111	11,677
12/22	11,368	10,699	13,513	10,298
12/23	12,384	11,291	15,210	10,817
12/24	13,032	11,432	16,239	10,947

Asset Sector

Top Contributors

Least Contributors

  Asset-Backed Securities

  Financials

  Foreign Government

  Materials

  Health Care

  Real Estate

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	5.23%	1.75%	2.68%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	6.77%	3.90%	4.97%
Bloomberg U.S. Mortgage-Backed Securities Index	1.20%	-0.74%	0.91%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$186,910,421	1,565	95%	$876,875

What did the Portfolio invest in?

Major Market Sectors (% of Net Assets)

Asset-Backed Securities	14.0%
Financials	13.1%
Collateralized Mortgage Obligations	9.8%
Mortgage-Backed Securities	9.5%
U.S. Affiliated Registered Investment Companies	8.9%
U.S. Government & Agencies	5.9%
Consumer Cyclical	5.6%
Consumer Non-Cyclical	4.9%
Energy	4.7%
Communications Services	4.2%

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	8.9%
U.S. Treasury Notes	2.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.4%
U.S. Treasury Notes	1.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
U.S. Treasury Notes	0.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	84.0%
Registered Investments Companies	12.5%
Short-Term Investments	2.2%
Preferred Stock	1.3%
Common Stock<	0.1%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective June 27, 2024, shareholders of Thrivent Multidimensional Income Portfolio approved the merger of that portfolio into Thrivent Opportunity Income Plus Portfolio. The merger occurred at the close of business on July 26, 2024.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	3.1
Non-Rated	15.2
D	0.1
C	0.0
CA	0.2
CAA	1.9
B	13.2
BA	14.7
BAA	17.9
A	9.0
AA	5.5
AAA	2.9
U.S. Gov't Guaranteed	16.3

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Opportunity Income Plus Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Real Estate Securities Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Real Estate Securities Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$90	0.89%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Real Estate Securities Portfolio earned a return of 3.21%, underperforming the average return of its peer group, the Morningstar Real Estate category which returned 7.02%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	FTSE Nareit All Equity REITs Index
12/14	10,000	10,000	10,000
12/15	10,275	10,048	10,283
12/16	11,045	11,327	11,170
12/17	11,702	13,721	12,139
12/18	11,082	13,002	11,648
12/19	14,179	17,035	14,986
12/20	13,420	20,594	14,219
12/21	19,071	25,879	20,091
12/22	14,189	20,909	15,079
12/23	15,627	26,335	16,791
12/24	16,129	32,607	17,617

Asset Sector

Top Contributors

Least Contributors

  Retail REITs

  Multi-Family Residential REITs

  Data Center REITs

  Industrial REITs

  Telecom Tower REITs

  Timber REITs

Individual Holdings

Top Contributors

Least Contributors

  Welltower, Inc.

  Equinix, Inc.

  Iron Mountain, Inc.

  Prologis, Inc.

  American Tower Corporation

  Innovative Industrial Properties, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	3.21%	2.61%	4.90%
Russell 3000® Index	23.81%	13.86%	12.55%
FTSE Nareit All Equity REITs Index	4.92%	3.29%	5.83%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$146,647,365	55	87%	$1,144,155

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Equinix, Inc.	8.3%
Prologis, Inc.	7.6%
American Tower Corporation	7.1%
Welltower, Inc.	4.9%
Simon Property Group, Inc.	4.8%
VICI Properties, Inc.	3.8%
Iron Mountain, Inc.	3.4%
AvalonBay Communities, Inc.	3.4%
Digital Realty Trust, Inc.	3.3%
Essex Property Trust, Inc.	3.0%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.8%
Short-Term Investments	1.2%

Major Market Sectors (% of Net Assets)

Retail REITs	19.5%
Health Care REITs	12.5%
Industrial REITs	11.9%
Data Center REITs	11.6%
Telecom Tower REITs	10.7%
Other Specialized REITs	9.7%
Multi-Family Residential REITs	8.1%
Diversified REITs	5.3%
Self-Storage REITs	3.9%
Hotel & Resort REITs	2.6%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Real Estate Securities Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Small Cap Growth Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Small Cap Growth Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$99	0.94%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Small Cap Growth Portfolio earned a return of 10.85%, underperforming the average return of its peer group, the Morningstar Small Growth category which returned 13.42%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform since inception?

	PortfolioFootnote Reference1	Russell 3000® Index	Russell 2000® Growth Index	S&P SmallCap 600 Growth Index
04/18	10,000	10,000	10,000	10,000
12/18	9,113	9,425	8,776	9,249
12/19	11,702	12,349	11,276	11,203
12/20	18,182	14,928	15,181	13,399
12/21	20,353	18,759	15,611	16,431
12/22	15,690	15,156	11,497	12,967
12/23	17,236	19,090	13,642	15,185
12/24	19,105	23,635	15,709	16,647

Asset Sector

Top Contributors

Least Contributors

  Consumer Discretionary

  Financials

  Information Technology

  Consumer Staples

  Real Estate

  Materials

Individual Holdings

Top Contributors

Least Contributors

  Guidewire Software, Inc.

  Boot Barn Holdings, Inc.

  Modine Manufacturing Company

  Sprout Social, Inc.

  Stoneridge, Inc.

  Option Care Health, Inc.

Average Annual Total Returns *	1 year	5 year	Since Inception 4/27/2018
PortfolioFootnote Reference1	10.85%	10.30%	10.17%
Russell 3000® Index	23.81%	13.86%	13.73%
Russell 2000® Growth Index	15.15%	6.86%	6.99%
S&P SmallCap 600 Growth Index	9.63%	8.24%	7.92%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$132,601,557	89	71%	$1,030,662

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Triumph Financial, Inc.	2.2%
Cargurus, Inc.	2.2%
Globus Medical, Inc.	2.1%
Workiva, Inc.	1.8%
J & J Snack Foods Corporation	1.8%
ExlService Holdings, Inc.	1.8%
Guidewire Software, Inc.	1.7%
Penumbra, Inc.	1.7%
Agilysys, Inc.	1.7%
Boot Barn Holdings, Inc.	1.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.7%
Short-Term Investments	2.8%
Registered Investments Companies	0.5%

Major Market Sectors (% of Net Assets)

Information Technology	23.2%
Industrials	22.3%
Health Care	17.4%
Consumer Discretionary	12.8%
Financials	7.8%
Consumer Staples	4.1%
Communications Services	3.1%
Energy	2.2%
Real Estate	2.1%
Materials	1.7%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Growth Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Small Cap Index Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Small Cap Index Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$25	0.24%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Small Cap Index Portfolio earned a return of 8.44%, underperforming the average return of its peer group, the Morningstar Small Blend category which returned 11.43%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	S&P SmallCap 600® Index
12/14	10,000	10,000	10,000
12/15	9,783	10,048	9,803
12/16	12,338	11,327	12,406
12/17	13,959	13,721	14,048
12/18	12,751	13,002	12,856
12/19	15,618	17,035	15,785
12/20	17,353	20,594	17,567
12/21	21,952	25,879	22,278
12/22	18,374	20,909	18,692
12/23	21,276	26,335	21,692
12/24	23,072	32,607	23,579
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	8.44%	8.12%	8.72%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P SmallCap 600® Index	8.70%	8.36%	8.96%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,064,209,278	608	29%	$2,072,003

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

iShares Core S&P Small-Cap ETF	1.6%
Bath & Body Works, Inc.	0.6%
Glaukos Corporation	0.6%
Alaska Air Group, Inc.	0.6%
Allegheny Technologies, Inc.	0.6%
Robert Half, Inc.	0.5%
VF Corporation	0.5%
SPS Commerce, Inc.	0.5%
SPX Technologies, Inc.	0.5%
Qorvo, Inc.	0.5%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.3%
Registered Investments Companies	1.6%
Short-Term Investments	0.1%

Major Market Sectors (% of Net Assets)

Financials	18.6%
Industrials	17.4%
Consumer Discretionary	14.3%
Information Technology	11.9%
Health Care	11.0%
Real Estate	7.4%
Energy	4.7%
Materials	4.3%
Communications Services	3.4%
Consumer Staples	3.0%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Index Portfolio

Annual Shareholder Report - December 31, 2024

Thrivent Small Cap Stock Portfolio

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Small Cap Stock Portfolio (the Portfolio) for the 12 months ended December 31, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$74	0.70%

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Small Cap Stock Portfolio earned a return of 11.37%, underperforming the average return of its peer group, the Morningstar Small Blend category which returned 11.43%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

How did the Portfolio perform over the past 10 years?

	PortfolioFootnote Reference1	Russell 3000® Index	S&P SmallCap 600® Index	Russell 2000® Index
12/14	10,000	10,000	10,000	10,000
12/15	9,687	10,048	9,803	9,559
12/16	12,200	11,327	12,406	11,595
12/17	14,790	13,721	14,048	13,294
12/18	13,292	13,002	12,856	11,830
12/19	16,983	17,035	15,785	14,849
12/20	20,837	20,594	17,567	17,811
12/21	25,997	25,879	22,278	20,448
12/22	23,277	20,909	18,692	16,270
12/23	26,215	26,335	21,692	19,025
12/24	29,197	32,607	23,579	21,221

Asset Sector

Top Contributors

Least Contributors

  Financials

  Industrials

  Information Technology

  Health Care

  Utilities

  Energy

Individual Holdings

Top Contributors

Least Contributors

  United States Lime & Minerals, Inc.

  SharkNinja, Inc.

  TTM Technologies, Inc.

  Stoneridge, Inc.

  Option Care Health, Inc.

  Janus International Group, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	11.37%	11.45%	11.31%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P SmallCap 600® Index	8.70%	8.36%	8.96%
Russell 2000® Index	11.54%	7.41%	7.82%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Portfolio’s adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower. Fees/charges vary at the contract level. Review the hypothetical illustrations in the insurance contract prospectus to see effects of fees/charges on performance.

1 The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Call 800-847-4836 or visit www.thriventportfolios.com for performance results current to the most recent month end.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,080,354,021	93	54%	$6,908,151

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

TTM Technologies, Inc.	2.3%
RLI Corporation	2.0%
Air Lease Corporation	1.9%
Kinsale Capital Group, Inc.	1.8%
SharkNinja, Inc.	1.8%
Expand Energy Corporation	1.8%
John B. Sanfilippo & Son, Inc.	1.7%
National Storage Affiliates Trust	1.6%
Dayforce, Inc.	1.6%
Cogent Communications Holdings	1.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.1%
Short-Term Investments	2.9%

Major Market Sectors (% of Net Assets)

Industrials	23.0%
Financials	15.6%
Information Technology	12.8%
Consumer Discretionary	12.1%
Health Care	9.2%
Materials	6.4%
Consumer Staples	5.5%
Real Estate	5.3%
Energy	4.6%
Utilities	2.2%

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Portfolio's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Stock Portfolio

Annual Shareholder Report - December 31, 2024

Item 2. Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments made to or waivers granted under the code of ethics during the period covered by this report. The registrant’s code of ethics is filed herewith pursuant to Item 19(a)(1) of this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s board of trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)        Audit Fees

The aggregate fees billed by registrant’s independent public accounts, PricewaterhouseCoopers LLP (“PwC”), for each of the last two complete fiscal years and the fiscal period covered by this report for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $785,200 for the year ended December 31, 2023 and $824,300 for the year ended December 31, 2024.

(b)        Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services which are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the fiscal year ended December 31, 2023 and $0 for the year ended December 31, 2024.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended December 31, 2023 and $0 for the year ended December 31, 2024.

(c)        Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice, and tax planning services were $166,115 for the year ended December 31, 2023 and $186,999 for the year ended December 31, 2024.  These fees include payments for tax return compliance services, excise distribution review services and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended December 31, 2023 and $0 for the year ended December 31, 2024.

(d)        All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided other than the services reported in paragraphs (a) through (c) of this item were $0 for the year ended December 31, 2023 and $0 for the year ended December 31, 2024.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided other than the services reported in paragraphs (a) through (c) of this item were $0 for the year ended December 31, 2023 and $0 for the year ended December 31, 2024.  These figures are also reported in response to item 4(g) below.

(e)        Registrant’s audit committee charter, adopted in February 2010, provides that the audit committee (comprised of the independent Directors of registrant) is responsible for pre‑approval of all auditing services performed for the registrant.  The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant.  In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting.  Registrant’s audit committee pre-approved all, or 100%, of the fees described above that PwC billed to registrant.

(f)            Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended December 31, 2024, were for work performed by persons other than full-time permanent employees of PwC.

(g)           The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending December 31, 2023 and December 31, 2024 were $0 for each respective period.  These figures are also reported in response to item 4(d) above.

(h)        Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s audited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.

Financial Statements and Additional
Information
December 31, 2024
Thrivent Series Fund, Inc.

Table of Contents
Report of Independent Registered Public Accounting
Firm 2
Schedule of Investments
Thrivent Aggressive Allocation Portfolio 4
Thrivent All Cap Portfolio 19
Thrivent Balanced Income Plus Portfolio 23
Thrivent Diversified Income Plus Portfolio 58
Thrivent Emerging Markets Equity Portfolio 94
Thrivent ESG Index Portfolio 101
Thrivent Global Stock Portfolio 108
Thrivent Government Bond Portfolio 123
Thrivent Healthcare Portfolio 128
Thrivent High Yield Portfolio 131
Thrivent Income Portfolio 145
Thrivent International Allocation Portfolio 158
Thrivent International Index Portfolio 172
Thrivent Large Cap Growth Portfolio 182
Thrivent Large Cap Index Portfolio 184
Thrivent Large Cap Value Portfolio 192
Thrivent Limited Maturity Bond Portfolio 195
Thrivent Mid Cap Growth Portfolio 208
Thrivent Mid Cap Index Portfolio 211
Thrivent Mid Cap Stock Portfolio 218
Thrivent Mid Cap Value Portfolio 221
Thrivent Moderate Allocation Portfolio 224
Thrivent Moderately Aggressive Allocation Portfolio 259
Thrivent Moderately Conservative Allocation Portfolio 294
Thrivent Money Market Portfolio 328
Thrivent Opportunity Income Plus Portfolio 331
Thrivent Real Estate Securities Portfolio 362
Thrivent Small Cap Growth Portfolio 366
Thrivent Small Cap Index Portfolio 369
Thrivent Small Cap Stock Portfolio 378
Statement of Assets and Liabilities 382
Statement of Operations 388
Statement of Changes in Net Assets 394
Notes to Financial Statements 404
Financial Highlights 426
Change in and Disagreement with Accountants (Item 8)
436
Proxy Disclosures (Item 9) 437
Remuneration Paid to Directors, Officers, and Oth-
ers (Item 10) 438
Statement Regarding Basis for Approval of Invest-
ment Advisory Contract (Item 11) 439

To the Board of Directors of Thrivent Series Fund, Inc. and Shareholders of each of the thirty funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Thrivent Series Fund, Inc., hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Thrivent Aggressive Allocation Portfolio Thrivent Large Cap Value Portfolio
Thrivent All Cap Portfolio Thrivent Limited Maturity Bond Portfolio
Thrivent Balanced Income Plus Portfolio Thrivent Mid Cap Growth Portfolio
Thrivent Diversified Income Plus Portfolio Thrivent Mid Cap Index Portfolio
Thrivent Emerging Markets Equity Portfolio Thrivent Mid Cap Stock Portfolio
Thrivent ESG Index Portfolio Thrivent Mid Cap Value Portfolio
Thrivent Global Stock Portfolio Thrivent Moderate Allocation Portfolio
Thrivent Government Bond Portfolio Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Healthcare Portfolio Thrivent Moderately Conservative Allocation Portfolio
Thrivent High Yield Portfolio Thrivent Money Market Portfolio
Thrivent Income Portfolio Thrivent Opportunity Income Plus Portfolio
Thrivent International Allocation Portfolio Thrivent Real Estate Securities Portfolio
Thrivent International Index Portfolio Thrivent Small Cap Growth Portfolio
Thrivent Large Cap Growth Portfolio Thrivent Small Cap Index Portfolio
Thrivent Large Cap Index Portfolio Thrivent Small Cap Stock Portfolio
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, www.pwc.com/us
Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent banks, transfer agents and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
Minneapolis, Minnesota
February 18, 2025
We have served as the auditor of one or more investment companies in the Thrivent Financial investment company complex since 1987.

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 46.8% Value
Communications Services  3.5%
13,477 Alphabet, Inc., Class A $ 2,551,196
152,787 Alphabet, Inc., Class C 29,096,756
5,638 AMC Networks, Inc.
a
55,816
3,335 Bandwidth, Inc.
a
56,762
81,458 Cargurus, Inc.
a
2,976,475
162 Charter Communications, Inc.
a
55,529
14,185 Cogent Communications Holdings 1,093,238
60,074 Comcast Corporation 2,254,577
21,825 E.W. Scripps Company
a
48,233
1,801 Electronic Arts, Inc. 263,486
1,807 Entravision Communications
Corporation 4,247
8,927 Globalstar, Inc.
a
18,479
9,834 iHeartMedia, Inc.
a
19,471
1,948 Integral Ad Science Holding
Corporation
a
20,337
6,822 Iridium Communications, Inc. 197,975
2,670 Liberty Global, Ltd., Class A
a
34,069
5,282 Liberty Latin America, Ltd., Class
A
a
33,594
952 Liberty Media Corporation-Liberty
Live Group
a
64,793
11,312 Lumen Technologies, Inc.
a
60,067
6,376 Magnite, Inc.
a
101,506
47,132 Meta Platforms, Inc. 27,596,257
2,248 Netflix, Inc.
a
2,003,687
5,262 New York Times Company 273,887
934 Omnicom Group, Inc. 80,361
36,880 Pinterest, Inc.
a
1,069,520
33,266 QuinStreet, Inc.
a
767,447
1,440 Sinclair, Inc. 23,242
5,408 Sirius XM Holdings, Inc. 123,303
1,561 TechTarget, Inc.
a
30,939
3,521 Telephone and Data Systems, Inc. 120,101
2,499 TKO Group Holdings, Inc.
a
355,133
14,010 Trade Desk, Inc.
a
1,646,595
99,486 Verizon Communications, Inc. 3,978,445
105,243 Warner Brothers Discovery, Inc.
a
1,112,419
Total 78,187,942
Consumer Discretionary  6.2%
95 Adient plc
a
1,637
16,110 Advance Auto Parts, Inc. 761,842
152,608 Amazon.com, Inc.
a
33,480,669
12,919 American Axle & Manufacturing
Holdings, Inc.
a
75,318
6,656 American Eagle Outfitters, Inc. 110,956
21,455 Aptiv plc
a
1,297,598
2,372 Autoliv, Inc. 222,470
8,412 Bath & Body Works, Inc. 326,133
41,302 Best Buy Company, Inc. 3,543,712
393 Booking Holdings, Inc. 1,952,589
12,485 Boot Barn Holdings, Inc.
a
1,895,473
6,101 BorgWarner, Inc. 193,951
1,211 Bright Horizons Family Solutions,
Inc.
a
134,239
10,628 Brunswick Corporation 687,419
242 CarMax, Inc.
a
19,786
591 Carvana Company
a
120,186
133 Cavco Industries, Inc.
a
59,349
36,091 Champion Homes, Inc.
a
3,179,617
9,052 Chewy, Inc.
a
303,152
92,073 Chipotle Mexican Grill, Inc.
a
5,552,002
19,296 Columbia Sportswear Company 1,619,513
23,106 Cooper-Standard Holdings, Inc.
a
313,317
Shares Common Stock  46.8% Value
Consumer Discretionary  6.2% - continued
3,656 Crocs, Inc.
a
$ 400,442
7,576 D.R. Horton, Inc. 1,059,276
9,659 Dana, Inc. 111,658
400 Darden Restaurants, Inc. 74,676
9,658 Deckers Outdoor Corporation
a
1,961,443
26,192 DoorDash, Inc.
a
4,393,708
635 Dorman Products, Inc.
a
82,264
63,141 eBay, Inc. 3,911,585
1,250 Etsy, Inc.
a
66,113
21,842 Expedia Group, Inc.
a
4,069,820
3,151 Fox Factory Holding Corporation
a
95,381
344 Frontdoor, Inc.
a
18,807
1,114 GameStop Corporation
a
34,913
10,199 Gap, Inc. 241,002
4,708 Garmin, Ltd. 971,072
17,978 Gentex Corporation 516,508
3,600 Goodyear Tire & Rubber
Company
a
32,400
8,589 Grand Canyon Education, Inc.
a
1,406,878
3,731 Group 1 Automotive, Inc. 1,572,542
14,124 Hanesbrands, Inc.
a
114,969
2,023 Hasbro, Inc. 113,106
7,497 Hilton Worldwide Holdings, Inc. 1,852,959
21,403 Home Depot, Inc. 8,325,553
3,932 Installed Building Products, Inc. 689,083
6,735 Latham Group, Inc.
a
46,876
10,734 Laureate Education, Inc.
a
196,325
627 Lear Corporation 59,377
1,818 Leggett & Platt, Inc. 17,453
8,412 LKQ Corporation 309,141
10,143 Lowe's Companies, Inc. 2,503,292
5,952 Lululemon Athletica, Inc.
a
2,276,104
237 M/I Homes, Inc.
a
31,509
3,102 Mattel, Inc.
a
54,998
5,403 McDonald's Corporation 1,566,276
7,522 Modine Manufacturing Company
a
872,025
2,087 Mohawk Industries, Inc.
a
248,624
44,219 NIKE, Inc. 3,346,052
273 NVR, Inc.
a
2,232,840
260 OneSpaWorld Holdings, Ltd. 5,174
1,524 O'Reilly Automotive, Inc.
a
1,807,159
12,474 Patrick Industries, Inc. 1,036,340
431 Planet Fitness, Inc.
a
42,613
3,303 Pool Corporation 1,126,125
9,804 PUMA SE 450,796
50,794 Qurate Retail, Inc. 16,762
332 Ralph Lauren Corporation 76,685
2,021 Revolve Group, Inc.
a
67,683
13,689 Ross Stores, Inc. 2,070,735
3,541 Service Corporation International/
US 282,643
33,631 SharkNinja, Inc.
a
3,274,314
76,780 Sony Group Corporation ADR 1,624,665
1,844 Stitch Fix, Inc.
a
7,948
45,455 Stoneridge, Inc.
a
285,003
747 Strategic Education, Inc. 69,785
4,049 Tapestry, Inc. 264,521
37,033 Tesla, Inc.
a
14,955,407
10,010 Texas Roadhouse, Inc. 1,806,104
229 TopBuild Corporation
a
71,297
2,513 Travel + Leisure Company 126,781
383 Ulta Beauty, Inc.
a
166,578
1,944 Upbound Group, Inc. 56,706
433 Vail Resorts, Inc. 81,166
1,663 Valvoline, Inc.
a
60,167

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  46.8% Value
Consumer Discretionary  6.2% - continued
9,316 VF Corporation
b
$ 199,921
870 Visteon Corporation
a
77,186
2,252 Wingstop, Inc. 640,018
49,612 Wyndham Hotels & Resorts, Inc. 5,000,393
38,066 Yum China Holding, Inc. 1,833,639
Total 139,312,292
Consumer Staples  1.6%
20,427 Altria Group, Inc. 1,068,128
2,958 BellRing Brands, Inc.
a
222,856
7,312 BJ's Wholesale Club Holdings,
Inc.
a
653,327
4,658 Casey's General Stores, Inc. 1,845,639
3,014 Celsius Holdings, Inc.
a
79,389
2,216 Colgate-Palmolive Company 201,457
635 Costco Wholesale Corporation 581,831
199,071 Coty, Inc.
a
1,385,534
18,773 e.l.f. Beauty, Inc.
a
2,356,950
20,963 J & J Snack Foods Corporation 3,251,990
11,705 J.M. Smucker Company 1,288,955
13,474 John B. Sanfilippo & Son, Inc. 1,173,720
110,958 Kenvue, Inc. 2,368,953
1,979 Keurig Dr Pepper, Inc. 63,565
819 Kimberly-Clark Corporation 107,322
20,535 Lamb Weston Holdings, Inc. 1,372,354
6,504 Lancaster Colony Corporation 1,126,103
599 Maplebear, Inc.
a
24,811
4,406 McCormick & Company, Inc. 335,913
44,311 Philip Morris International, Inc. 5,332,829
12,392 Procter & Gamble Company 2,077,519
45,144 Sysco Corporation 3,451,710
8,973 Turning Point Brands, Inc. 539,277
9,867 Tyson Foods, Inc. 566,760
1,836 US Foods Holding Corporation
a
123,857
17,904 Vita Coco Company, Inc.
a
660,837
55,033 Walmart, Inc. 4,972,231
238 WD-40 Company 57,758
Total 37,291,575
Energy  1.5%
3,900 Antero Midstream Corporation 58,851
6,841 Antero Resources Corporation
a
239,777
31,132 Archrock, Inc. 774,876
33,951 Baker Hughes Company 1,392,670
10,970 Berry Corporation 45,306
3,170 Cactus, Inc. 185,001
45,771 ConocoPhillips 4,539,110
751 Coterra Energy, Inc. 19,181
4,284 Crescent Energy Company 62,589
77,865 Devon Energy Corporation 2,548,521
913 DT Midstream, Inc. 90,780
90,872 Enterprise Products Partners, LP 2,849,746
12,720 EOG Resources, Inc. 1,559,218
1,322 EQT Corporation 60,957
25,277 Expand Energy Corporation 2,516,325
52,386 Exxon Mobil Corporation 5,635,162
2,785 Gulfport Energy Corporation
a
512,997
46,034 Halliburton Company 1,251,664
11,010 Hess Midstream, LP 407,700
20,095 Kinder Morgan, Inc. 550,603
1,894 Kodiak Gas Services, Inc. 77,332
23,926 Kosmos Energy, Ltd.
a
81,827
9,214 Marathon Petroleum Corporation 1,285,353
37,430 Matador Resources Company 2,105,812
Shares Common Stock  46.8% Value
Energy  1.5% - continued
23,116 Noble Corporation plc $ 725,842
4,503 Oceaneering International, Inc.
a
117,438
8,692 Ovintiv, Inc. 352,026
2,559 Par Pacific Holdings, Inc.
a
41,942
1,463 Phillips 66 166,680
7,610 Schlumberger NV 291,767
16,928 Shell plc ADR 1,060,539
3,218 SM Energy Company 124,730
2,593 Solaris Energy Infrastructure, Inc. 74,627
2,597 Talos Energy, Inc.
a
25,217
152 Targa Resources Corporation 27,132
92,473 TechnipFMC plc 2,676,169
2,545 Vital Energy, Inc.
a
78,691
7,690 Williams Companies, Inc. 416,183
Total 35,030,341
Financials  6.4%
2,118 1st Source Corporation 123,649
597 Affirm Holdings, Inc.
a
36,357
11,374 Allstate Corporation 2,192,793
35,287 Ally Financial, Inc. 1,270,685
5,916 Amalgamated Financial
Corporation 198,009
11,207 American Express Company 3,326,126
23,456 American International Group, Inc. 1,707,597
7,233 Ameriprise Financial, Inc. 3,851,066
1,901 Ameris Bancorp 118,946
652 AMERISAFE, Inc. 33,604
6,015 Annaly Capital Management, Inc. 110,074
9,365 Arch Capital Group, Ltd. 864,858
3,151 Arthur J. Gallagher & Company 894,411
3,024 Artisan Partners Asset
Management, Inc. 130,183
11,806 Associated Banc-Corp 282,163
890 Assurant, Inc. 189,766
1,113 Assured Guaranty, Ltd. 100,181
617 Atlantic Union Bankshares
Corporation 23,372
426 Axis Capital Holdings, Ltd. 37,752
1,212 Axos Financial, Inc.
a
84,658
39 BancFirst Corporation 4,570
130,387 Bank of America Corporation 5,730,509
111 Bank of Hawaii Corporation 7,908
441 Bank of Marin Bancorp 10,483
16,532 Bank of N.T. Butterfield & Son, Ltd. 604,245
28,811 Bank of New York Mellon
Corporation 2,213,549
5,711 Bank OZK 254,311
1,190 BankFinancial Corporation 15,107
2,911 BankUnited, Inc. 111,113
1,512 Bar Harbor Bankshares 46,237
2,237 BCB Bancorp, Inc. 26,486
5,806 Berkshire Hathaway, Inc.
a
2,631,744
3,792 Berkshire Hills Bancorp, Inc. 107,807
2,046 Block, Inc.
a
173,890
16,208 Blue Owl Capital, Inc. 376,998
154 BOK Financial Corporation 16,393
38,475 Bridgewater Bancshares, Inc.
a
519,797
1,839 Brighthouse Financial, Inc.
a
88,346
1,199 BrightSpire Capital, Inc. 6,762
617 Brookline Bancorp, Inc. 7,281
9,858 Brown & Brown, Inc. 1,005,713
2,142 Business First Bancshares, Inc. 55,049
813 Byline Bancorp, Inc. 23,577
2,233 Cadence Bank 76,927

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  46.8% Value
Financials  6.4% - continued
155 Camden National Corporation
b
$ 6,625
139 Capital City Bank Group, Inc. 5,094
13,090 Capital One Financial Corporation 2,334,209
9,139 Capitol Federal Financial, Inc. 54,011
4,763 Carlyle Group, Inc. 240,484
369 Cathay General Bancorp 17,568
4,748 Cboe Global Markets, Inc. 927,759
38,526 Charles Schwab Corporation 2,851,309
3,742 Chimera Investment Corporation 52,388
190 ChoiceOne Financial Services, Inc. 6,772
8,961 Chubb, Ltd. 2,475,924
3,224 Cincinnati Financial Corporation 463,289
3,533 Citigroup, Inc. 248,688
1,254 Citizens Financial Group, Inc. 54,875
2,059 CNB Financial Corporation 51,187
3,139 CNO Financial Group, Inc. 116,802
148 Coinbase Global, Inc.
a
36,748
5,146 Columbia Banking System, Inc. 138,993
1,846 Comerica, Inc. 114,175
1,683 Commerce Bancshares, Inc. 104,868
275 Community Financial System, Inc. 16,962
4,487 Community Trust Bancorp, Inc. 237,946
954 ConnectOne Bancorp, Inc. 21,856
773 Cullen/Frost Bankers, Inc. 103,775
1,380 Customers Bancorp, Inc.
a
67,178
655 CVB Financial Corporation 14,024
15,219 Discover Financial Services 2,636,387
1,636 Eagle Bancorp, Inc. 42,585
2,282 East West Bancorp, Inc. 218,524
888 Eastern Bankshares, Inc. 15,318
4,825 Ellington Credit Company 31,941
525 Employers Holdings, Inc. 26,896
1,261 Enact Holdings, Inc. 40,831
1,093 Enova International, Inc.
a
104,797
1,728 Enterprise Financial Services
Corporation 97,459
258 Equitable Holdings, Inc. 12,170
1,343 Equity Bancshares, Inc. 56,970
59,991 F.N.B. Corporation 886,667
1,194 FactSet Research Systems, Inc. 573,454
5,010 Federal Agricultural Mortgage
Corporation 986,720
10,670 Federated Hermes, Inc. 438,644
3,165 Fidelity National Information
Services, Inc. 255,637
2,311 Fifth Third Bancorp 97,709
2,497 Financial Institutions, Inc. 68,143
423 First American Financial
Corporation 26,412
13,051 First Bancorp/Puerto Rico 242,618
3,038 First Bancshares, Inc. 106,330
5,803 First Busey Corporation 136,777
930 First Citizens BancShares, Inc./NC 1,965,109
3,455 First Financial Bancorp 92,870
1,020 First Financial Bankshares, Inc. 36,771
1,137 First Financial Corporation 52,518
633 First Hawaiian, Inc. 16,426
8,042 First Horizon Corporation 161,966
1,194 First Internet Bancorp 42,972
315 First Interstate BancSystem, Inc. 10,228
2,161 First Merchants Corporation 86,202
2,854 First Mid-Illinois Bancshares, Inc. 105,084
3,342 First of Long Island Corporation 39,035
8,819 Fiserv, Inc.
a
1,811,599
633 Flagstar Financial, Inc. 5,906
Shares Common Stock  46.8% Value
Financials  6.4% - continued
3,162 Flushing Financial Corporation $ 45,153
809 Flywire Corporation
a
16,682
15,619 Fulton Financial Corporation 301,134
37,710 Glacier Bancorp, Inc. 1,893,796
636 Global Payments, Inc. 71,270
2,263 Great Southern Bancorp, Inc. 135,101
933 Green Dot Corporation
a
9,927
7,135 Hamilton Lane, Inc. 1,056,337
2,314 Hancock Whitney Corporation 126,622
5,424 Hanmi Financial Corporation 128,115
618 Hanover Insurance Group, Inc. 95,580
2,109 Hartford Financial Services Group,
Inc. 230,725
226 HBT Financial, Inc. 4,949
1,343 Heartland Financial USA, Inc. 82,333
1,281 Heritage Commerce Corporation 12,016
435 Heritage Financial Corporation 10,657
1,851 Home BancShares, Inc. 52,383
3,564 Hometrust Bancshares, Inc. 120,036
5,529 Hope Bancorp, Inc. 67,951
269 Horace Mann Educators
Corporation 10,553
4,379 Horizon Bancorp, Inc. 70,546
18,436 Houlihan Lokey, Inc. 3,201,596
4,579 Huntington Bancshares, Inc./OH 74,500
83 Independent Bank Corporation/MA 5,328
1,980 Independent Bank Corporation/MI 68,963
29,831 Intercontinental Exchange, Inc. 4,445,117
7,212 Invesco, Ltd. 126,066
313 Investar Holding Corporation 6,873
40,583 J.P. Morgan Chase & Company 9,728,151
11,119 Jack Henry & Associates, Inc. 1,949,161
11,676 Janus Henderson Group plc 496,580
874 Jefferies Financial Group, Inc. 68,522
6,771 Kearny Financial Corporation/MD 47,939
176,575 KeyCorp 3,026,496
10,002 Kinsale Capital Group, Inc. 4,652,230
905 LendingTree, Inc.
a
35,069
174 Loews Corporation 14,736
605 M&T Bank Corporation 113,746
999 MarketAxess Holdings, Inc. 225,814
4,096 Marsh & McLennan Companies,
Inc. 870,031
3,846 Mastercard, Inc. 2,025,188
2,064 Mercantile Bank Corporation 91,827
26,520 MetLife, Inc. 2,171,458
648 Metropolitan Bank Holding
Corporation
a
37,843
5,401 MFA Financial, Inc. 55,036
41,260 MGIC Investment Corporation 978,275
1,216 Mid Penn Bancorp, Inc. 35,069
3,208 Midland States Bancorp, Inc. 78,275
6,043 MidWestOne Financial Group, Inc. 175,972
570 Morningstar, Inc. 191,953
3,931 Mr. Cooper Group, Inc.
a
377,415
4,070 MSCI, Inc. 2,442,041
44,433 Nasdaq, Inc. 3,435,115
45 Nelnet, Inc. 4,806
315 Nicolet Bankshares, Inc. 33,047
14,540 NMI Holdings, Inc.
a
534,490
179 Northeast Community Bancorp,
Inc. 4,378
19,853 Northern Trust Corporation 2,034,933
3,455 Northfield Bancorp, Inc. 40,147
113 Northrim BanCorp, Inc. 8,807

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  46.8% Value
Financials  6.4% - continued
5,585 Northwest Bancshares, Inc. $ 73,666
14,068 OceanFirst Financial Corporation 254,631
6,695 OFG Bancorp 283,332
3,718 Old National Bancorp 80,699
2,637 Old Republic International
Corporation 95,433
8,032 Old Second Bancorp, Inc. 142,809
4,128 OneMain Holdings, Inc. 215,193
1,558 Orrstown Financial Services, Inc. 57,038
169 Pacific Premier Bancorp, Inc. 4,211
542 Palomar Holdings, Inc.
a
57,230
50 Park National Corporation 8,572
43,768 PayPal Holdings, Inc.
a
3,735,599
990 PCB Bancorp 20,038
2,248 Peoples Bancorp, Inc./OH 71,239
1,006 Pinnacle Financial Partners, Inc. 115,076
363 PNC Financial Services Group,
Inc. 70,005
4,435 Popular, Inc. 417,156
1,030 Principal Financial Group, Inc. 79,732
6,775 Progressive Corporation 1,623,358
12,001 Prosperity Bancshares, Inc. 904,275
3,572 Provident Financial Services, Inc. 67,404
1,404 Prudential Financial, Inc. 166,416
22,655 Radian Group, Inc. 718,617
2,855 Regions Financial Corporation 67,150
292 Reinsurance Group of America,
Inc. 62,380
2,296 Renasant Corporation 82,082
5,431 Rithm Capital Corporation 58,818
12,578 RLI Corporation 2,073,232
11,418 Robinhood Markets, Inc.
a
425,435
1,866 S&P Global, Inc. 929,324
9,848 SEI Investments Company 812,263
438 ServisFirst Bancshares, Inc. 37,116
2,206 Shore Bancshares, Inc. 34,965
196 Sierra Bancorp 5,668
395 Simmons First National
Corporation 8,761
834 Skyward Specialty Insurance
Group, Inc.
a
42,150
418 Southern Missouri Bancorp, Inc. 23,981
952 Southside Bancshares, Inc. 30,236
963 SouthState Corporation 95,799
535 Stellar Bancorp, Inc. 15,167
3,466 StepStone Group, Inc. 200,612
410 Stifel Financial Corporation 43,493
3,491 Synovus Financial Corporation 178,844
285 Texas Capital Bancshares, Inc.
a
22,287
134 Towne Bank/Portsmouth, VA 4,564
4,899 TPG RE Finance Trust, Inc. 41,642
22,927 TPG, Inc. 1,440,733
21,542 Tradeweb Markets, Inc. 2,820,279
30,682 Triumph Financial, Inc.
a
2,788,380
5,861 Truist Financial Corporation 254,250
1,687 TrustCo Bank Corporation NY 56,194
4,462 Trustmark Corporation 157,821
1,588 U.S. Bancorp 75,954
460 UMB Financial Corporation 51,916
1,282 United Bankshares, Inc. 48,139
833 United Community Banks, Inc. 26,914
468 Unity Bancorp, Inc. 20,409
2,023 Univest Financial Corporation 59,699
3,755 Unum Group 274,228
3,199 Valley National Bancorp 28,983
Shares Common Stock  46.8% Value
Financials  6.4% - continued
2,216 Virtu Financial, Inc. $ 79,067
32,845 Visa, Inc. 10,380,334
282 WaFd, Inc. 9,092
455 Walker & Dunlop, Inc. 44,231
3,967 Webster Financial Corporation 219,058
95,427 Wells Fargo & Company 6,702,792
2,105 Westamerica Bancorporation 110,428
27,552 Western Alliance Bancorp 2,301,694
13,985 Western Union Company 148,241
216 Willis Towers Watson plc 67,660
871 Wintrust Financial Corporation 108,622
270 WSFS Financial Corporation 14,345
20,739 Zions Bancorp NA 1,125,091
Total 144,411,347
Health Care  5.1%
14,604 Abbott Laboratories 1,651,858
647 AbbVie, Inc. 114,972
1,648 ACELYRIN, Inc.
a
5,175
500 ADMA Biologics, Inc.
a
8,575
17,605 Agilent Technologies, Inc. 2,365,056
1,086 Agios Pharmaceuticals, Inc.
a
35,686
1,767 Align Technology, Inc.
a
368,437
13,325 Amgen, Inc. 3,473,028
1,128 Amicus Therapeutics, Inc.
a
10,626
1,010 Anika Therapeutics, Inc.
a
16,625
5,917 Arcellx, Inc.
a
453,775
2,373 Argenx SE ADR
a
1,459,395
269 Arvinas, Inc.
a
5,157
3,063 Ascendis Pharma AS ADR
a
421,683
634 Astria Therapeutics, Inc.
a
5,668
89,698 Avantor, Inc.
a
1,889,937
494 Biogen, Inc.
a
75,542
4,333 Bio-Techne Corporation 312,106
20,493 Boston Scientific Corporation
a
1,830,435
425 Bruker Corporation 24,913
5,911 Cabaletta Bio, Inc.
a
13,418
3,589 CareDx, Inc.
a
76,840
11,572 Caribou Biosciences, Inc.
a
18,399
5,173 Cencora, Inc. 1,162,270
2,788 Centene Corporation
a
168,897
6,935 Certara, Inc.
a
73,858
313 Charles River Laboratories
International, Inc.
a
57,780
1,282 Chemed Corporation 679,204
6,143 Cigna Group 1,696,328
4,568 Cooper Companies, Inc.
a
419,936
528 CRISPR Therapeutics AG
a
20,782
2,386 CryoPort, Inc.
a
18,563
27,556 Danaher Corporation 6,325,480
2,318 Definitive Healthcare Corporation
a
9,527
5,760 Denali Therapeutics, Inc.
a
117,389
9,948 Dentsply Sirona, Inc. 188,813
18,174 Dexcom, Inc.
a
1,413,392
907 Doximity, Inc.
a
48,425
3,785 Editas Medicine, Inc.
a
4,807
7,191 Edwards Lifesciences Corporation
a
532,350
14,575 Elanco Animal Health, Inc.
a
176,503
7,022 Elevance Health, Inc. 2,590,416
14,094 Eli Lilly & Company 10,880,568
2,735 Enanta Pharmaceuticals, Inc.
a
15,726
28,840 Encompass Health Corporation 2,663,374
4,490 Erasca, Inc.
a
11,270
10,269 Exact Sciences Corporation
a
577,015
360 Exelixis, Inc.
a
11,988

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  46.8% Value
Health Care  5.1% - continued
5,532 Fate Therapeutics, Inc.
a
$ 9,128
3,470 Fortrea Holdings, Inc.
a
64,715
27,087 Gilead Sciences, Inc. 2,502,026
38,062 Globus Medical, Inc.
a
3,148,108
5,510 GoodRx Holdings, Inc.
a
25,621
26,567 Haemonetics Corporation
a
2,074,351
18,072 HealthEquity, Inc.
a
1,734,008
2,221 Humana, Inc. 563,490
6,688 IDEXX Laboratories, Inc.
a
2,765,087
222 Illumina, Inc.
a
29,666
1,430 Incyte Corporation
a
98,770
5,913 Inspire Medical Systems, Inc.
a
1,096,152
362 Insulet Corporation
a
94,507
2,614 Integra LifeSciences Holdings
Corporation
a
59,285
3,984 Intellia Therapeutics, Inc.
a
46,453
9,502 Intuitive Surgical, Inc.
a
4,959,664
1,147 IQVIA Holding, Inc.
a
225,397
366 iTeos Therapeutics, Inc.
a
2,811
29,171 Johnson & Johnson 4,218,710
1,783 Kura Oncology, Inc.
a
15,530
461 Kymera Therapeutics, Inc.
a
18,546
8,081 Labcorp Holdings, Inc. 1,853,135
51 Ligand Pharmaceuticals, Inc.
a
5,465
1,629 Medpace Holdings, Inc.
a
541,203
31,143 Medtronic plc 2,487,703
29,952 Merck & Company, Inc. 2,979,625
1,132 Mettler-Toledo International, Inc.
a
1,385,206
1,672 Myriad Genetics, Inc.
a
22,923
6,792 Natera, Inc.
a
1,075,174
4,654 Neurocrine Biosciences, Inc.
a
635,271
6,421 Nkarta, Inc.
a
15,988
1,611 Novocure, Ltd.
a
48,008
9,445 Penumbra, Inc.
a
2,242,999
336 Phibro Animal Health Corporation 7,056
782 Prestige Consumer Healthcare,
Inc.
a
61,066
2,395 Prothena Corporation plc
a
33,171
1,262 PTC Therapeutics, Inc.
a
56,967
3,469 QIAGEN NV 154,475
757 Quest Diagnostics, Inc. 114,201
3,879 Regeneron Pharmaceuticals, Inc.
a
2,763,128
10,322 Relay Therapeutics, Inc.
a
42,527
20,041 Repligen Corporation
a
2,884,701
3,317 Rocket Pharmaceuticals, Inc.
a
41,695
34,257 Royalty Pharma plc 873,896
21,751 RxSight, Inc.
a
747,799
4,627 Sage Therapeutics, Inc.
a
25,125
43,936 Sanofi SA ADR 2,119,033
8,495 Sarepta Therapeutics, Inc.
a
1,032,907
63,906 scPharmaceuticals, Inc.
a
226,227
3,207 STERIS plc 659,231
71,983 Stevanato Group SPA 1,568,510
3,440 Stryker Corporation 1,238,572
6,021 Sutro Biopharma, Inc.
a
11,079
811 Teleflex, Inc. 144,342
1,426 Tenet Healthcare Corporation
a
180,004
2,978 Thermo Fisher Scientific, Inc. 1,549,245
39,770 Twist Bioscience Corporation
a
1,848,112
865 uniQure NV
a
15,276
1,250 United Therapeutics Corporation
a
441,050
7,885 UnitedHealth Group, Inc. 3,988,706
5,992 Veeva Systems, Inc.
a
1,259,818
20,351 Vericel Corporation
a
1,117,473
3,687 Vertex Pharmaceuticals, Inc.
a
1,484,755
Shares Common Stock  46.8% Value
Health Care  5.1% - continued
4,690 Viatris, Inc. $ 58,390
48,289 Viemed Healthcare, Inc.
a
387,278
1,222 Waters Corporation
a
453,337
702 West Pharmaceutical Services,
Inc. 229,947
4,269 Xencor, Inc.
a
98,102
1,902 Xenon Pharmaceuticals, Inc.
a
74,558
4,380 Zentalis Pharmaceuticals, Inc.
a
13,271
20,690 Zimmer Biomet Holdings, Inc. 2,185,485
22,953 Zoetis, Inc. 3,739,732
Total 115,476,939
Industrials  6.1%
2,918 A.O. Smith Corporation 199,037
8,776 AAR Corporation
a
537,793
534 ABM Industries, Inc. 27,330
7,769 Advanced Drainage Systems, Inc. 898,096
11,909 AECOM 1,272,119
27,085 Air Lease Corporation 1,305,768
1,530 Allison Transmission Holdings, Inc. 165,332
38,127 Amentum Holdings, Inc.
a
801,811
9,873 AMETEK, Inc. 1,779,707
707 Applied Industrial Technologies,
Inc. 169,305
1,504 Arcosa, Inc. 145,497
5,035 Armstrong World Industries, Inc. 711,597
3,800 Array Technologies, Inc.
a
22,952
17,439 Atmus Filtration Technologies, Inc. 683,260
5,973 Automatic Data Processing, Inc. 1,748,476
1,441 Axon Enterprise, Inc.
a
856,415
5,487 AZEK Company, Inc.
a
260,468
74,750 Badger Infrastructure Solutions,
Ltd. 1,865,825
22,993 Barrett Business Services, Inc. 998,816
7,778 Beacon Roofing Supply, Inc.
a
790,089
994 Bloom Energy Corporation
a
22,077
7,234 Brady Corporation 534,231
26,442 BWX Technologies, Inc. 2,945,374
8 CACI International, Inc.
a
3,233
6,347 Casella Waste Systems, Inc.
a
671,576
13,207 Caterpillar, Inc. 4,790,971
27,720 CECO Environmental Corporation
a
837,976
5,553 Clean Harbors, Inc.
a
1,277,967
183,962 CNH Industrial NV 2,084,289
149 CSW Industrials, Inc. 52,567
114,304 CSX Corporation 3,688,590
474 Cummins, Inc. 165,236
899 Curtiss-Wright Corporation 319,028
15,887 Dayforce, Inc.
a
1,154,032
42,176 Delta Air Lines, Inc. 2,551,648
1,926 DNOW, Inc.
a
25,057
25 Dover Corporation 4,690
2,749 EMCOR Group, Inc. 1,247,771
27,994 Enerpac Tool Group Corporation 1,150,273
81 ESCO Technologies, Inc. 10,790
86,001 ExlService Holdings, Inc.
a
3,816,724
4,547 Expeditors International of
Washington, Inc. 503,671
100,817 Fastenal Company 7,249,751
10,064 Ferguson Enterprises, Inc. 1,746,809
62,164 Flowserve Corporation 3,575,673
6,605 Fluor Corporation
a
325,759
3,099 Fortive Corporation 232,425
35,062 Gates Industrial Corporation plc
a
721,225
8,111 General Dynamics Corporation 2,137,167

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  46.8% Value
Industrials  6.1% - continued
11,368 Graco, Inc. $ 958,209
5,873 Great Lakes Dredge & Dock
Corporation
a
66,306
559 Griffon Corporation 39,840
43,791 Helios Technologies, Inc. 1,954,830
359 Herc Holdings, Inc. 67,970
15,242 Hexcel Corporation 955,673
12,850 Honeywell International, Inc. 2,902,687
29,773 Howmet Aerospace, Inc. 3,256,273
78 Huron Consulting Group, Inc.
a
9,692
1,322 IDEX Corporation 276,681
3,010 IES Holdings, Inc.
a
604,890
11,004 Ingersoll Rand, Inc. 995,422
2,646 ITT Corporation 378,061
12,981 Jacobs Solutions, Inc. 1,734,521
27,758 JB Hunt Transport Services, Inc. 4,737,180
2,080 Kirby Corporation
a
220,064
18,008 Knight-Swift Transportation
Holdings, Inc. 955,144
24,668 Korn Ferry 1,663,857
3,043 Kratos Defense & Security
Solutions, Inc.
a
80,274
9,420 L3Harris Technologies, Inc. 1,980,838
7,175 Landstar System, Inc. 1,233,096
3,696 Leidos Holdings, Inc. 532,446
2,697 Lincoln Electric Holdings, Inc. 505,607
1,792 ManpowerGroup, Inc. 103,434
12,838 Masco Corporation 931,654
114,881 Masterbrand, Inc.
a
1,678,411
312 McGrath RentCorp 34,888
7,192 Miller Industries, Inc. 470,069
7,693 Moog, Inc. 1,514,290
18,084 Mueller Water Products, Inc. 406,890
6,484 Northrop Grumman Corporation 3,042,876
19,205 nVent Electric plc 1,309,013
27,867 Old Dominion Freight Line, Inc. 4,915,739
1,519 Otis Worldwide Corporation 140,675
3,084 Owens Corning, Inc. 525,267
1,559 PACCAR, Inc. 162,167
1,912 Parker-Hannifin Corporation 1,216,089
783 Paylocity Holding Corporation
a
156,185
8,615 Pentair plc 867,014
3,001 Quanta Services, Inc. 948,466
7,141 Regal Rexnord Corporation 1,107,783
727 Republic Services, Inc. 146,258
14,111 Robert Half, Inc. 994,261
6,396 Rockwell Automation, Inc. 1,827,913
326 Rush Enterprises, Inc. 17,862
463 Ryder System, Inc. 72,626
3,750 Saia, Inc.
a
1,708,988
46,313 Schneider National, Inc. 1,356,045
13,542 Shoals Technologies Group, Inc.
a
74,887
2,142 SkyWest, Inc.
a
214,478
13,418 Southwest Airlines Company 451,113
5,309 SS&C Technologies Holdings, Inc. 402,316
401 Stanley Black & Decker, Inc. 32,196
31,072 Timken Company 2,217,609
6,475 Trane Technologies plc 2,391,541
179 TransDigm Group, Inc. 226,843
13,254 TransUnion 1,228,778
88,384 Uber Technologies, Inc.
a
5,331,323
11,426 UFP Industries, Inc. 1,287,139
843 UL Solutions, Inc. 42,049
46 UniFirst Corporation/MA 7,870
803 Union Pacific Corporation 183,116
Shares Common Stock  46.8% Value
Industrials  6.1% - continued
24,213 United Airlines Holdings, Inc.
a
$ 2,351,082
15,518 United Parcel Service, Inc. 1,956,820
1,983 United Rentals, Inc. 1,396,905
6,294 Verisk Analytics, Inc. 1,733,556
3,015 Verra Mobility Corporation
a
72,903
722 Wabtec Corporation 136,884
8,282 Waste Connections, Inc. 1,421,026
1,388 Waste Management, Inc. 280,085
2,212 Watsco, Inc. 1,048,245
40,054 WNS Holdings, Ltd.
a
1,898,159
Total 137,237,620
Information Technology  12.6%
2,710 Adobe, Inc.
a
1,205,083
33,382 Advanced Micro Devices, Inc.
a
4,032,212
10,422 Agilysys, Inc.
a
1,372,682
1,339 Ambarella, Inc.
a
97,399
61,005 Amphenol Corporation 4,236,797
173,463 Apple, Inc. 43,438,604
32,549 Applied Materials, Inc. 5,293,444
23,620 Arista Networks, Inc.
a
2,610,719
15,540 ASGN, Inc.
a
1,295,104
374 Astera Labs, Inc.
a
49,536
633 Atlassian Corporation
a
154,060
9,747 Autodesk, Inc.
a
2,880,921
585 BILL Holdings, Inc.
a
49,555
53,876 Broadcom, Inc. 12,490,612
20,491 CDW Corporation 3,566,254
21,493 Ciena Corporation
a
1,822,821
96,436 Cisco Systems, Inc. 5,709,011
2,852 Clearwater Analytics Holdings,
Inc.
a
78,487
1,060 Coherent Corporation
a
100,414
33,619 Cohu, Inc.
a
897,627
1,153 CommVault Systems, Inc.
a
173,999
394 Consensus Cloud Solutions, Inc.
a
9,401
1,847 Credo Technology Group Holding,
Ltd.
a
124,137
3,299 CrowdStrike Holdings, Inc.
a
1,128,786
6,924 CyberArk Software, Ltd.
a
2,306,731
4,854 Datadog, Inc.
a
693,588
7,496 Descartes Systems Group, Inc.
a
851,546
14,779 DocuSign, Inc.
a
1,329,223
2,933 Dolby Laboratories, Inc. 229,067
22,910 Dynatrace Holdings, LLC
a
1,245,158
728 Elastic NV
a
72,130
1,503 Enphase Energy, Inc.
a
103,226
984 F5, Inc.
a
247,446
8,704 Fabrinet
a
1,913,836
670 Fair Isaac Corporation
a
1,333,923
189 First Solar, Inc.
a
33,309
6,437 Flex, Ltd.
a
247,116
34,836 Fortinet, Inc.
a
3,291,305
3,593 Freshworks, Inc.
a
58,099
2,601 Gartner, Inc.
a
1,260,106
36,579 Gitlab, Inc.
a
2,061,227
5,137 Globant SA
a
1,101,476
17,742 Guidewire Software, Inc.
a
2,990,946
2,531 HubSpot, Inc.
a
1,763,525
5,140 Impinj, Inc.
a
746,636
32,210 International Business Machines
Corporation 7,080,724
630 IPG Photonics Corporation
a
45,814
1,091 Itron, Inc.
a
118,461
83,061 JFrog, Ltd.
a
2,442,824

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  46.8% Value
Information Technology  12.6% - continued
2,369 Keysight Technologies, Inc.
a
$ 380,532
35,554 Lattice Semiconductor
Corporation
a
2,014,134
7,941 Littelfuse, Inc. 1,871,297
221 MACOM Technology Solutions
Holdings, Inc.
a
28,710
11,353 Marvell Technology, Inc. 1,253,939
106,037 Microsoft Corporation 44,694,596
511 MicroStrategy, Inc.
a,b
147,996
456 Mirion Technologies, Inc.
a
7,957
6,917 MongoDB, Inc.
a
1,610,347
2,785 Monolithic Power Systems, Inc. 1,647,885
3,893 Motorola Solutions, Inc. 1,799,461
2,883 Napco Security Technologies, Inc. 102,519
962 nCino, Inc.
a
32,304
5,669 NetApp, Inc. 658,058
337,646 NVIDIA Corporation 45,342,481
1,186 Okta, Inc.
a
93,457
2,080 Olo, Inc.
a
15,974
6,025 ON Semiconductor Corporation
a
379,876
12,720 Onto Innovation, Inc.
a
2,120,042
10,000 Oracle Corporation 1,666,400
24,368 PDF Solutions, Inc.
a
659,885
17,794 Pegasystems, Inc. 1,658,401
3,567 Plexus Corporation
a
558,164
313 Procore Technologies, Inc.
a
23,453
8,427 PTC, Inc.
a
1,549,472
2,905 Q2 Holdings, Inc.
a
292,388
6,465 Qorvo, Inc.
a
452,097
47,890 QUALCOMM, Inc. 7,356,862
26,193 Salesforce, Inc. 8,757,106
64,305 Samsung Electronics Company,
Ltd. 2,294,840
10,321 ServiceNow, Inc.
a
10,941,499
9,072 Silicon Laboratories, Inc.
a
1,126,924
4,586 SolarWinds Corporation 65,351
257 Super Micro Computer, Inc.
a
7,833
11,738 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 2,318,138
17,936 TD SYNNEX Corporation 2,103,534
2,142 TE Connectivity plc 306,242
990 Teledyne Technologies, Inc.
a
459,489
1,685 Tenable Holdings, Inc.
a
66,355
56,156 Trimble, Inc.
a
3,967,983
102,840 TTM Technologies, Inc.
a
2,545,290
2,503 Tyler Technologies, Inc.
a
1,443,330
804 Unity Software, Inc.
a
18,066
2,780 Universal Display Corporation 406,436
44,462 Varonis Systems, Inc.
a
1,975,447
4,679 VeriSign, Inc.
a
968,366
4,340 Vontier Corporation 158,280
13,431 Workiva, Inc.
a
1,470,695
798 Xerox Holdings Corporation 6,727
Total 286,211,725
Materials  1.2%
4,856 Albemarle Corporation
b
418,004
1,707 Allegheny Technologies, Inc.
a
93,953
1,242 AptarGroup, Inc. 195,118
4,183 Avient Corporation 170,917
20,515 Axalta Coating Systems, Ltd.
a
702,023
707 Balchem Corporation 115,237
6,831 Ball Corporation 376,593
3,825 Celanese Corporation 264,728
Shares Common Stock  46.8% Value
Materials  1.2% - continued
27,530 CF Industries Holdings, Inc. $ 2,348,860
10,098 Chemours Company 170,656
56,122 Constellium SE
a
576,373
27,753 Corteva, Inc. 1,580,811
13,563 DuPont de Nemours, Inc. 1,034,179
658 Eagle Materials, Inc. 162,368
24,531 Eastman Chemical Company 2,240,171
10,277 Ecolab, Inc. 2,408,107
9,576 Element Solutions, Inc. 243,518
9,755 Greif, Inc. 596,226
15,703 Hecla Mining Company 77,102
1,157 Huntsman Corporation 20,861
17,682 Ingevity Corporation
a
720,542
1,148 Innospec, Inc. 126,349
218 International Flavors & Fragrances,
Inc. 18,432
52,977 Ivanhoe Mines, Ltd.
a
628,744
1,627 Kaiser Aluminum Corporation 114,329
1,363 Knife River Corporation
a
138,535
1,246 Koppers Holdings, Inc. 40,370
4,300 Linde plc 1,800,281
304 LyondellBasell Industries NV 22,578
1,349 Magnera Corporation
a
24,511
2,141 Martin Marietta Materials, Inc. 1,105,827
1,712 Minerals Technologies, Inc. 130,472
9,727 Mosaic Company 239,090
17,940 Nucor Corporation 2,093,777
2,342 O-I Glass, Inc.
a
25,387
33,606 Olin Corporation 1,135,883
2,704 Orion SA 42,696
44 Packaging Corporation of America 9,906
1,011 PPG Industries, Inc. 120,764
1,534 Radius Recycling, Inc. 23,347
685 Ranpak Holdings Corporation
a
4,713
3,454 Royal Gold, Inc. 455,410
7,555 RPM International, Inc. 929,718
1,815 Sensient Technologies Corporation 129,337
3,255 Sonoco Products Company 159,007
9,921 Steel Dynamics, Inc. 1,131,688
697 Stepan Company 45,096
7,201 Trinseo plc
b
36,725
112,500 Tronox Holdings plc 1,132,875
1,286 United States Lime & Minerals, Inc. 170,704
4,062 United States Steel Corporation 138,067
1,642 Vulcan Materials Company 422,372
11,704 West Fraser Timber Company, Ltd. 1,012,981
Total 28,126,318
Real Estate  1.4%
17,311 Agree Realty Corporation 1,219,560
3,532 Alexandria Real Estate Equities,
Inc. 344,547
578 Alpine Income Property Trust, Inc. 9,705
1,823 American Assets Trust, Inc. 47,872
4,180 AvalonBay Communities, Inc. 919,475
10,697 Brixmor Property Group, Inc. 297,804
16,580 Broadstone Net Lease, Inc. 262,959
22,628 CBRE Group, Inc.
a
2,970,830
8,819 Chatham Lodging Trust 78,930
12,940 Compass, Inc.
a
75,699
16,068 CoStar Group, Inc.
a
1,150,308
20,871 Crown Castle, Inc. 1,894,252
6,338 CTO Realty Growth, Inc. 124,922
5,438 Curbline Properties Corporation 126,270
68,397 Cushman and Wakefield plc
a
894,633

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  46.8% Value
Real Estate  1.4% - continued
643 DiamondRock Hospitality
Company $ 5,806
6,539 Diversified Healthcare Trust 15,040
11,386 Douglas Elliman, Inc.
a
19,015
5,541 EastGroup Properties, Inc. 889,275
9,539 EPR Properties 422,387
2,245 Equinix, Inc. 2,116,788
77,210 Essential Properties Realty Trust,
Inc. 2,415,129
732 Essex Property Trust, Inc. 208,942
2,664 Extra Space Storage, Inc. 398,534
3,676 Getty Realty Corporation 110,758
8,898 Global Net Lease, Inc. 64,955
94,032 Healthcare Realty Trust, Inc. 1,593,842
2,144 Host Hotels & Resorts, Inc. 37,563
1,499 Howard Hughes Holdings, Inc.
a
115,303
6,538 Independence Realty Trust, Inc. 129,714
11,943 Industrial Logistics Properties Trust 43,592
2,152 Innovative Industrial Properties,
Inc. 143,409
6,647 InvenTrust Properties Corporation 200,274
5,026 Invitation Homes, Inc. 160,681
1,783 Medical Properties Trust, Inc. 7,043
50,007 National Storage Affiliates Trust 1,895,765
14,038 NetSTREIT Corporation 198,638
43,691 Outfront Media, Inc. 775,078
1,716 Park Hotels & Resorts, Inc. 24,144
15,067 Pebblebrook Hotel Trust 204,158
2,167 Plymouth Industrial REIT, Inc. 38,573
904 RE/MAX Holdings, Inc.
a
9,646
7,358 Rexford Industrial Realty, Inc. 284,460
28,382 RLJ Lodging Trust 289,780
1,104 RMR Group, Inc. 22,787
727 Ryman Hospitality Properties 75,855
102,798 Sabra Health Care REIT, Inc. 1,780,461
1,632 Safehold, Inc. 30,159
5,248 SBA Communications Corporation 1,069,542
5,406 Sila Realty Trust, Inc. 131,474
27,480 STAG Industrial, Inc. 929,374
875 Sun Communities, Inc. 107,599
21,995 Tanger, Inc. 750,689
29,810 Terreno Realty Corporation 1,762,963
55,547 Uniti Group, Inc. 305,509
180 Universal Health Realty Income
Trust 6,698
6,620 Zillow Group, Inc., Class A
a
469,027
6,150 Zillow Group, Inc., Class C
a
455,408
Total 31,133,603
Utilities  1.2%
53,212 AES Corporation 684,838
13,627 Alliant Energy Corporation 805,901
359 American States Water Company 27,901
4,296 American Water Works Company,
Inc. 534,809
3,496 Black Hills Corporation 204,586
5,484 Brookfield Infrastructure
Corporation 219,415
2,563 California Water Service Group 116,181
23,590 CenterPoint Energy, Inc. 748,511
12,931 Clearway Energy, Inc., Class A 316,163
18,045 Clearway Energy, Inc., Class C 469,170
8,569 Constellation Energy Corporation 1,916,971
28,817 Duke Energy Corporation 3,104,744
47,758 Entergy Corporation 3,621,011
Shares Common Stock  46.8% Value
Utilities  1.2% - continued
6,114 Essential Utilities, Inc. $ 222,060
3,836 Eversource Energy 220,301
15,719 Hawaiian Electric Industries, Inc.
a
152,946
43,272 NextEra Energy Partners, LP
b
770,242
24,077 NiSource, Inc. 885,070
6,041 Northwestern Energy Group, Inc. 322,952
13,435 Portland General Electric
Company 586,035
27,975 Public Service Enterprise Group,
Inc. 2,363,608
8,736 Spire, Inc. 592,563
116,227 UGI Corporation 3,281,088
22,007 Vistra Energy Corporation 3,034,105
22,128 Xcel Energy, Inc. 1,494,083
Total 26,695,254
Total Common Stock
(cost $739,380,879) 1,059,114,956
Shares
Registered Investment
Companies   35.5% Value
U.S. Affiliated   34.9%
5,244,250 Thrivent Core Emerging Markets
Equity Fund 48,666,637
5,373,949 Thrivent Core International Equity
Fund 54,921,754
148,220 Thrivent Core Low Volatility Equity
Fund 1,649,686
5,281,106 Thrivent Core Mid Cap Value Fund 56,613,459
2,510,506 Thrivent Core Small Cap Value
Fund 26,887,521
6,085,320 Thrivent Global Stock Portfolio 91,511,041
15,969,422 Thrivent International Allocation
Portfolio 153,089,268
919,125 Thrivent International Index
Portfolio 12,295,500
5,035,734 Thrivent Large Cap Value Portfolio 119,700,412
6,491,214 Thrivent Mid Cap Stock Portfolio 138,467,322
4,394,140 Thrivent Small Cap Stock Portfolio 86,405,926
Total 790,208,526
U.S. Unaffiliated   0.6%
3,143 Invesco QQQ Trust Series 1 1,606,796
8,563 iShares U.S. Regional Banks ETF 431,233
14,547 SPDR S&P 500 ETF Trust 8,525,706
13,138 SPDR S&P Biotech ETF 1,183,208
1,435 SPDR S&P Oil & Gas Exploration
ETF 189,951
3,769 SPDR S&P Regional Banking ETF 227,459
Total 12,164,353
Total Registered Investment
Companies (cost $679,270,461) 802,372,879

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 4.3% Value
Commercial Mortgage-Backed
Securities  <0.1%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 175,000
5.180%,  3/25/2029, Ser.
K520, Class A2
c
$ 177,636
Total 177,636
Mortgage-Backed Securities  2.4%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
477,817 2.000%,  5/1/2051 377,766
940,314 2.500%,  5/1/2051 775,175
451,711 3.500%,  5/1/2052 401,312
435,207 4.000%,  5/1/2052 401,570
138,059 5.000%,  7/1/2053 134,026
952,791 5.500%,  7/1/2053 946,813
803,029 5.000%,  8/1/2053 781,284
1,768,555 5.500%,  9/1/2053 1,767,905
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
174,137 2.500%,  7/1/2030 165,709
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
545,912 3.000%,  8/1/2038 506,645
496,339 3.500%,  5/1/2040 459,326
459,883 2.500%,  4/1/2042 392,656
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
912,552 3.000%,  1/1/2052 783,310
143,751 2.000%,  2/1/2051 113,662
95,601 2.000%,  2/1/2051 75,591
691,090 2.500%,  2/1/2051 570,667
505,918 2.500%,  2/1/2051 412,783
1,252,182 2.000%,  3/1/2051 982,216
1,550,228 4.000%,  3/1/2051 1,434,586
268,957 2.000%,  3/1/2052 212,216
984,489 3.000%,  3/1/2052 838,757
597,676 3.000%,  4/1/2051 512,304
603,045 3.000%,  5/1/2050 519,240
196,000 2.000%,  5/1/2051 154,090
450,879 3.000%,  5/1/2051 390,341
1,220,060 2.000%,  6/1/2050 959,301
376,585 3.000%,  6/1/2050 328,251
389,097 4.000%,  6/1/2052 356,568
117,627 5.000%,  6/1/2053 114,358
735,927 2.500%,  7/1/2051 611,691
315,998 3.500%,  7/1/2051 283,596
1,116,008 4.000%,  7/1/2052 1,022,712
330,025 3.500%,  8/1/2050 296,914
442,299 3.500%,  8/1/2052 392,023
3,187,817 4.500%,  8/1/2052 3,003,505
1,054,843 5.000%,  8/1/2053 1,025,506
983,649 6.000%,  8/1/2054 1,007,118
163,823 3.500%,  9/1/2052 146,158
133,640 3.500%,  9/1/2052 119,257
830,770 5.000%,  9/1/2052 804,764
860,557 4.500%,  9/1/2053 815,105
2,421,626 4.500%,  9/1/2053 2,284,727
Principal
Amount Long-Term Fixed Income  4.3% Value
Mortgage-Backed Securities  2.4% - continued
$ 709,193 4.000%,  10/1/2052 $ 651,052
190,707 2.000%,  11/1/2051 150,573
158,811 3.500%,  11/1/2052 141,906
787,305 2.000%,  12/1/2050 618,673
815,685 2.500%,  12/1/2051 671,595
386,510 4.500%,  12/1/2052 366,386
8,750,000 5.500%,  1/1/2041
d
8,634,050
5,000,000 6.000%,  1/1/2042
d
5,023,047
3,700,000 3.000%,  1/1/2048
d
3,142,109
250,000 3.500%,  1/1/2049
d
221,104
2,890,000 4.500%,  1/1/2049
d
2,717,965
2,850,000 5.000%,  1/1/2049
d
2,750,463
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
505,524 2.500%,  3/1/2062 402,434
170,275 3.500%,  7/1/2061 147,940
358,124 4.000%,  12/1/2061 325,082
Total 53,645,883
U.S. Government & Agencies  1.9%
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 980,241
2,950,000 4.000%,  11/15/2052 2,569,770
170,000 5.250%,  11/15/2028 175,355
3,030,000 1.375%,  11/15/2040 1,875,376
120,000 3.000%,  5/15/2042 94,178
2,413,000 2.500%,  5/15/2046 1,643,103
U.S. Treasury Notes
1,300,000 5.000%,  9/30/2025 1,306,787
640,000 2.625%,  1/31/2026 629,162
3,330,000 2.500%,  2/28/2026 3,264,646
5,800,000 4.625%,  2/28/2026 5,823,470
2,600,000 4.500%,  3/31/2026 2,607,079
2,000,000 4.375%,  7/31/2026 2,003,300
920,000 2.250%,  11/15/2027 869,829
300,000 0.750%,  1/31/2028 269,555
900,000 3.500%,  1/31/2028 879,369
1,700,000 3.625%,  3/31/2028 1,665,019
5,000,000 2.875%,  5/15/2028 4,776,018
5,200,000 4.375%,  8/31/2028 5,204,133
2,600,000 4.125%,  3/31/2029 2,574,439
125,000 0.875%,  11/15/2030 102,273
90,000 1.375%,  11/15/2031 73,545
2,500,000 2.875%,  5/15/2032 2,245,256
2,500,000 3.375%,  5/15/2033 2,297,444
Total 43,929,347
Total Long-Term Fixed Income
(cost $102,643,277) 97,752,866
Shares Private Equity Funds 1.6% Value
Secondary  1.6%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,e
6,088,643
1 ASF IX, LP
*,a,e
1,854,058
1 ASF VIII Sidecar (Cayman), LP
*,a,e
1,865,502
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,e
2,644,420
1 LCP X (Offshore), LP
*,a,e
14,351,822

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Private Equity Funds 1.6% Value
Secondary  1.6% - continued
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,e
$ 8,707,569
Total 35,512,014
Total Private Equity Funds
(cost $29,941,082) 35,512,014
Shares
Collateral Held for Securities
Loaned <0.1% Value
1,134,525 Thrivent Cash Management Trust 1,134,525
Total Collateral Held for
Securities Loaned
(cost $1,134,525) 1,134,525
Shares or
Principal
Amount Short-Term Investments 12.9% Value
Federal Home Loan Bank Discount
Notes
100,000 4.540%, 1/3/2025
f,g
99,965
500,000 4.545%, 1/8/2025
f,g
499,532
4,400,000 4.530%, 1/10/2025
f,g
4,394,854
1,100,000 4.525%, 1/17/2025
f,g
1,097,813
1,900,000 4.470%, 1/22/2025
f,g
1,895,112
100,000 4.495%, 1/29/2025
f,g
99,661
100,000 4.240%, 1/31/2025
f,g
99,638
8,300,000 4.420%, 2/5/2025
f,g
8,264,974
3,100,000 4.419%, 2/12/2025
f,g
3,084,374
3,600,000 4.395%, 2/14/2025
f,g
3,581,010
100,000 4.430%, 2/19/2025
f,g
99,414
Thrivent Core Short-Term Reserve
Fund
26,716,379 4.730% 267,163,795
U.S. Treasury Bills
600,000 4.423%, 1/21/2025
f,h
598,656
300,000 4.401%, 1/23/2025
f,i
299,257
480,000 4.255%, 2/25/2025
f
476,975
Total Short-Term Investments
(cost $291,671,872) 291,755,030
Total Investments (cost
$1,844,042,096) 101.1% $2,287,642,270
Other Assets and Liabilities, Net
(1.1%) (25,873,254)
Total Net Assets 100.0% $2,261,769,016
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
December 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
h All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
i At December 31, 2024, $299,257 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Aggressive Allocation Portfolio as of December 31, 2024
was $35,512,014 or 1.57% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of December 31, 2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 4,864,000
ASF IX, LP  3/18/2024 1,926,931
ASF VIII Sidecar (Cayman), LP  6/28/2024 1,762,238
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 2,160,000
LCP X (Offshore), LP  10/25/2023 11,687,913
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 7,540,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of December 31, 2024:
Securities Lending Transactions
Common Stock $ 1,108,666
Total lending $1,108,666
Gross amount payable upon return of
collateral for securities loaned $1,134,525
Net amounts due to counterparty $25,859
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 481,526,802
Gross unrealized depreciation (51,855,244)
Net unrealized appreciation (depreciation) $ 429,671,558
Cost for federal income tax purposes $ 1,853,046,380
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 78,187,942 78,187,942 – –
Consumer Discretionary 139,312,292 138,861,496 450,796 –
Consumer Staples 37,291,575 37,291,575 – –
Energy 35,030,341 35,030,341 – –
Financials 144,411,347 144,411,347 – –
Health Care 115,476,939 115,476,939 – –
Industrials 137,237,620 135,371,795 1,865,825 –
Information Technology 286,211,725 283,916,885 2,294,840 –
Materials 28,126,318 27,497,574 628,744 –
Real Estate 31,133,603 31,133,603 – –
Utilities 26,695,254 26,695,254 – –
Registered Investment Companies
U.S. Affiliated 601,469,469 601,469,469 – –
U.S. Unaffiliated 12,164,353 12,164,353 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 177,636 – 177,636 –
Mortgage-Backed Securities 53,645,883 – 53,645,883 –
U.S. Government & Agencies 43,929,347 – 43,929,347 –
Private Equity Funds
Secondary 35,512,014 – – 35,512,014
Short-Term Investments 24,591,235 – 24,591,235 –
Subtotal Investments in Securities $1,830,604,893 $1,667,508,573 $127,584,306 $35,512,014
Other Investments  * Total
Affiliated Short-Term Investments 267,163,795
U.S. Affiliated Registered Investment Cos. 188,739,057
Collateral Held for Securities Loaned 1,134,525
Subtotal Other Investments $457,037,377
Total Investments at Value $2,287,642,270
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 11,470,821 10,963,014 507,807 –
Total Asset Derivatives $11,470,821 $10,963,014 $507,807 $–
Liability Derivatives
Futures Contracts 15,857,138 15,857,138 – –
Total Return Swaps 538,015 – 538,015 –
Total Liability Derivatives $16,395,153 $15,857,138 $538,015 $–

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Aggressive
Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
12/31/2023
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
12/31/2024
Private Equity Funds
 Secondary $10,012,958 $-  $2,809,323 $22,689,733 $-  $- $-  $35,512,014
Total  $10,012,958 $-   $2,809,323 $22,689,733 $-  $- $- $35,512,014
 Investments in Securities
Ending Value
12/31/2024 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $35,512,014
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $35,512,014
The following table presents Aggressive Allocation Portfolio's futures contracts held as of December 31, 2024. Investments and/or cash totaling
$23,216,347 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 15 March 2025 $ 1,647,459 ( $ 16,209)
CBOT 2-Yr. U.S. Treasury Note 34 March 2025 6,986,292 4,427
CBOT 5-Yr. U.S. Treasury Note 45 March 2025 4,804,519 (20,808)
CME E-mini Russell 2000 Index 4 March 2025 475,617 (25,657)
CME E-mini S&P 500 Index 1,581 March 2025 484,559,605 (15,338,568)
CME E-mini S&P Mid-Cap 400 Index 1 March 2025 331,723 (17,052)
CME Ultra Long Term U.S. Treasury Bond 2 March 2025 245,518 (7,706)
ICE mini MSCI EAFE Index 104 March 2025 12,222,138 (431,138)
Total Futures Long Contracts $ 511,272,871 ( $ 15,852,711)
CME E-mini Russell 2000 Index (123) March 2025 ( $ 14,708,790) $ 872,520
CME E-mini S&P Mid-Cap 400 Index (478) March 2025 (159,009,419) 8,597,159
CME Euro Foreign Exchange Currency (159) March 2025 (21,018,342) 371,198
Eurex Euro STOXX 50 Index (399) March 2025 (20,677,065) 507,807
ICE US mini MSCI Emerging Markets Index (502) March 2025 (28,068,554) 1,116,174
Ultra 10-Yr. U.S. Treasury Note (1) March 2025 (112,849) 1,536
Total Futures Short Contracts ( $ 243,595,019) $11,466,394
Total Futures Contracts $ 267,677,852 ($4,386,317)

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Portfolio's total return swap contracts held as of December 31, 2024. Investments totaling
$532,803 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 7,298,129 ( $ 538,015) $ – ( $ 538,015)
Total Return Swaps ( $ 538,015) $ – ($538,015)
# Payment made on Termination Date
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for Aggressive Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 371,198
Total Foreign Exchange Contracts 371,198
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 11,093,660
Total Equity Contracts 11,093,660
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,963
Total Interest Rate Contracts 5,963
Total Asset Derivatives $11,470,821
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 15,812,415
Total Return Swaps Net Assets - Distributable earnings/(accumulated loss) 538,015
Total Equity Contracts 16,350,430
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 44,723
Total Interest Rate Contracts 44,723
Total Liability Derivatives $16,395,153
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 61,112,848
Total Rate of Return Swaps Net realized gains/(losses) on Swap agreements (3,737)
Total Equity Contracts
61,109,111
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 826,583
Total Foreign Exchange Contracts 826,583
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (94,015)
Total Interest Rate Contracts
(94,015)
Total $61,841,679
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 855,917
Total Foreign Exchange Contracts 855,917
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (5,692,919)
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (538,015)
Total Equity Contracts (6,230,934)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (367,755)
Total Interest Rate Contracts (367,755)
Total ($5,742,772)
The following table presents Aggressive Allocation Portfolio's average volume of derivative activity during the period ended December 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $489,867,164
Futures - Short (270,705,543)
Total Return Swaps - Short (293,971)
Interest Rate Contracts
Futures - Long 10,978,818
Futures - Short (92,233)
Foreign Exchange Contracts
Futures - Short (21,103,580)

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $44,274 $1,553 $– $48,667 5,244 2.2%
Core International Equity 52,529 1,876 – 54,922 5,374 2.4
Core Low Volatility Equity 19,374 129 18,000 1,650 148 0.1
Core Mid Cap Value 63,109 5,130 13,000 56,613 5,281 2.5
Core Small Cap Value 24,194 3,131 2,000 26,888 2,511 1.2
Global Stock 79,405 4,335 – 91,511 6,085 4.0
International Allocation 146,803 4,750 – 153,089 15,969 6.8
International Index 11,899 331 – 12,296 919 0.5
Large Cap Value 105,849 4,922 – 119,700 5,036 5.3
Mid Cap Stock 125,563 2,133 – 138,467 6,491 6.1
Small Cap Stock 77,584 525 – 86,406 4,394 3.8
Total U.S. Affiliated Registered Investment
Companies 750,583 790,209 34.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% 229,700 366,851 329,387 267,164 26,716 11.8
Total Affiliated Short-Term Investments 229,700 267,164 11.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 131 68,129 67,125 1,135 1,135 <0.1
Total Collateral Held for Securities Loaned 131 1,135 <0.1
Total Value $980,414 $1,058,508
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $2,840 $ – $1,553
Core International Equity – 517 – 1,876
Core Low Volatility Equity 508 (361) 62 67
Core Mid Cap Value Fund 1,985 (611) 4,034 1,096
Core Small Cap Value Fund 4 1,559 2,685 447
Global Stock – 7,771 2,573 1,762
International Allocation – 1,536 – 4,750
International Index – 66 – 330
Large Cap Value – 8,929 3,102 1,819
Mid Cap Stock – 10,771 1,421 712
Small Cap Stock – 8,297 – 524
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% – – – 14,043
Total Income/Non Cash Income from Affiliated
Investments $28,979
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 13
Total Affiliated Income from Securities Loaned, Net $13
Total Value $2,497 $41,314 $ 13,877

All Cap Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 94.6% Value
Communications Services  6.7%
27,959 Alphabet, Inc., Class C $ 5,324,512
10,289 Meta Platforms, Inc. 6,024,312
2,010 Netflix, Inc.
a
1,791,553
Total 13,140,377
Consumer Discretionary  10.6%
30,689 Amazon.com, Inc.
a
6,732,860
8,922 Deckers Outdoor Corporation
a
1,811,969
5,646 Garmin, Ltd. 1,164,544
2,580 Group 1 Automotive, Inc. 1,087,418
4,806 Home Depot, Inc. 1,869,486
10,965 Lowe's Companies, Inc. 2,706,162
4,499 McDonald's Corporation 1,304,215
160 NVR, Inc.
a
1,308,624
1,152 Tesla, Inc.
a
465,224
1,795 Texas Roadhouse, Inc. 323,872
16,410 Tractor Supply Company 870,714
1,334 Ulta Beauty, Inc.
a
580,197
4,909 Wyndham Hotels & Resorts, Inc. 494,778
Total 20,720,063
Consumer Staples  5.6%
19,599 BJ's Wholesale Club Holdings,
Inc.
a
1,751,171
2,700 Casey's General Stores, Inc. 1,069,821
96,172 Coty, Inc.
a
669,357
5,633 PepsiCo, Inc. 856,554
23,160 Philip Morris International, Inc. 2,787,306
15,836 US Foods Holding Corporation
a
1,068,296
29,520 Walmart, Inc. 2,667,132
Total 10,869,637
Energy  2.9%
8,780 ConocoPhillips 870,713
22,076 Devon Energy Corporation 722,548
8,135 Expand Energy Corporation 809,839
19,374 Exxon Mobil Corporation 2,084,061
40 NOV, Inc. 584
39,563 TechnipFMC plc 1,144,953
Total 5,632,698
Financials  14.9%
19,932 Ally Financial, Inc. 717,751
6,760 American Express Company 2,006,300
5,486 Ameriprise Financial, Inc. 2,920,911
5,983 Arch Capital Group, Ltd. 552,530
30,010 Bank of America Corporation 1,318,940
4,711 Berkshire Hathaway, Inc.
a
2,135,402
19,850 Cadence Bank 683,833
16,933 Charles Schwab Corporation 1,253,211
15,018 Equitable Holdings, Inc. 708,399
4,280 Houlihan Lokey, Inc. 743,265
9,080 Intercontinental Exchange, Inc. 1,353,011
13,838 J.P. Morgan Chase & Company 3,317,107
668 Kinsale Capital Group, Inc. 310,707
6,944 Marsh & McLennan Companies,
Inc. 1,474,975
6,000 Mastercard, Inc. 3,159,420
10,009 Northern Trust Corporation 1,025,923
21,029 Old National Bancorp 456,434
11,473 TPG, Inc. 720,963
5,377 Tradeweb Markets, Inc. 703,957
33,828 Wells Fargo & Company 2,376,079
Shares Common Stock  94.6% Value
Financials  14.9% - continued
1,880 Zurich Insurance Group AG $ 1,118,159
Total 29,057,277
Health Care  9.6%
7,356 Abbott Laboratories 832,037
2,696 Amgen, Inc. 702,685
15,128 Boston Scientific Corporation
a
1,351,233
3,507 Cencora, Inc. 787,953
5,728 Danaher Corporation 1,314,862
2,389 Elevance Health, Inc. 881,302
9,270 Halozyme Therapeutics, Inc.
a
443,199
2,830 HCA Healthcare, Inc. 849,425
10,821 Johnson & Johnson 1,564,933
6,621 Labcorp Holdings, Inc. 1,518,328
14,266 Merck & Company, Inc. 1,419,182
8,043 Option Care Health, Inc.
a
186,598
2,434 Penumbra, Inc.
a
578,026
4,152 Repligen Corporation
a
597,639
24,637 Sanofi SA ADR 1,188,243
65,959 Teva Pharmaceutical Industries,
Ltd. ADR
a
1,453,736
4,357 UnitedHealth Group, Inc. 2,204,032
8,661 Zimmer Biomet Holdings, Inc. 914,861
Total 18,788,274
Industrials  10.7%
5,010 Advanced Drainage Systems, Inc. 579,156
12,983 Badger Infrastructure Solutions,
Ltd. 324,067
4,784 Caterpillar, Inc. 1,735,444
29,185 CSX Corporation 941,800
5,673 Cummins, Inc. 1,977,608
13,941 Fastenal Company 1,002,497
4,076 General Dynamics Corporation 1,073,985
13,583 Howmet Aerospace, Inc. 1,485,573
13,865 Knight-Swift Transportation
Holdings, Inc. 735,399
18,300 Korn Ferry 1,234,335
3,238 Landstar System, Inc. 556,483
61,913 Masterbrand, Inc.
a
904,549
2,690 Middleby Corporation
a
364,360
14,495 Moog, Inc. 2,853,196
3,653 Rockwell Automation, Inc. 1,043,991
1,139 Saia, Inc.
a
519,076
5,014 Simpson Manufacturing Company,
Inc. 831,472
12,913 Timken Company 921,601
10,215 TransUnion 947,033
12,137 Uber Technologies, Inc.
a
732,104
Total 20,763,729
Information Technology  26.9%
5,260 Accenture plc 1,850,415
3,122 Adobe, Inc.
a
1,388,291
4,216 Advanced Micro Devices, Inc.
a
509,251
43,814 Apple, Inc. 10,971,902
20,237 Applied Materials, Inc. 3,291,143
17,004 Arista Networks, Inc.
a
1,879,452
7,720 Ciena Corporation
a
654,733
7,850 Crane NXT Company 457,027
10,416 Descartes Systems Group, Inc.
a
1,183,258
569 Fair Isaac Corporation
a
1,132,839
7,805 Guidewire Software, Inc.
a
1,315,767

All Cap Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.6% Value
Information Technology  26.9% - continued
7,334 International Business Machines
Corporation $ 1,612,233
9,690 Lattice Semiconductor
Corporation
a
548,939
2,335 Littelfuse, Inc. 550,243
23,482 Microsoft Corporation 9,897,663
46,790 NVIDIA Corporation 6,283,429
4,292 Palo Alto Networks, Inc.
a
780,972
8,499 QUALCOMM, Inc. 1,305,616
6,027 Salesforce, Inc. 2,015,007
2,753 ServiceNow, Inc.
a
2,918,510
11,565 Shopify, Inc.
a
1,229,707
7,392 Trimble, Inc.
a
522,319
Total 52,298,716
Materials  2.5%
5,716 Albemarle Corporation
b
492,033
5,465 Celanese Corporation 378,233
42,252 Constellium SE
a
433,928
19,141 Corteva, Inc. 1,090,271
10,807 Greif, Inc. 660,524
23,245 Olin Corporation 785,681
3,563 Steel Dynamics, Inc. 406,431
51,924 Tronox Holdings plc 522,875
Total 4,769,976
Real Estate  1.9%
6,040 Agree Realty Corporation 425,518
3,490 Alexandria Real Estate Equities,
Inc. 340,449
4,390 AvalonBay Communities, Inc. 965,668
2,686 Extra Space Storage, Inc. 401,826
5,780 FirstService Corporation 1,046,296
5,529 Prologis, Inc. 584,415
Total 3,764,172
Utilities  2.3%
6,173 ALLETE, Inc. 400,011
13,890 CenterPoint Energy, Inc. 440,730
2,485 Constellation Energy Corporation 555,919
7,265 Duke Energy Corporation 782,731
13,499 NiSource, Inc. 496,223
8,525 Public Service Enterprise Group,
Inc. 720,277
2,330 Talen Energy Corporation
a
469,425
4,640 Vistra Energy Corporation 639,717
Total 4,505,033
Total Common Stock
(cost $124,437,691) 184,309,952
Shares
Registered Investment
Companies   2.5% Value
U.S. Unaffiliated   2.5%
8,880 iShares Biotechnology ETF 1,174,024
30,163 SPDR Portfolio S&P 1500
Composite Stock Market ETF 2,154,543
6,064 SPDR S&P Semiconductor ETF
b
1,506,601
Total 4,835,168
Total Registered Investment
Companies (cost $3,960,638) 4,835,168
Shares
Collateral Held for Securities
Loaned 0.9% Value
1,880,450 Thrivent Cash Management Trust $ 1,880,450
Total Collateral Held for
Securities Loaned
(cost $1,880,450) 1,880,450
Shares Short-Term Investments 2.8% Value
Thrivent Core Short-Term Reserve
Fund
543,341 4.730% 5,433,414
Total Short-Term Investments
(cost $5,433,414) 5,433,414
Total Investments (cost
$135,712,193) 100.8% $196,458,984
Other Assets and Liabilities, Net
(0.8%) (1,643,780)
Total Net Assets 100.0% $194,815,204
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
December 31, 2024:
Securities Lending Transactions
Common Stock $ 1,831,307
Total lending $1,831,307
Gross amount payable upon return of
collateral for securities loaned $1,880,450
Net amounts due to counterparty $49,143
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 64,463,312
Gross unrealized depreciation (3,743,443)
Net unrealized appreciation (depreciation) $ 60,719,869
Cost for federal income tax purposes $ 135,739,115

All Cap Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 13,140,377 13,140,377 – –
Consumer Discretionary 20,720,063 20,720,063 – –
Consumer Staples 10,869,637 10,869,637 – –
Energy 5,632,698 5,632,698 – –
Financials 29,057,277 27,939,118 1,118,159 –
Health Care 18,788,274 18,788,274 – –
Industrials 20,763,729 20,439,662 324,067 –
Information Technology 52,298,716 52,298,716 – –
Materials 4,769,976 4,769,976 – –
Real Estate 3,764,172 3,764,172 – –
Utilities 4,505,033 4,505,033 – –
Registered Investment Companies
U.S. Unaffiliated 4,835,168 4,835,168 – –
Subtotal Investments in Securities $189,145,120 $187,702,894 $1,442,226 $–
Other Investments  * Total
Affiliated Short-Term Investments 5,433,414
Collateral Held for Securities Loaned 1,880,450
Subtotal Other Investments $7,313,864
Total Investments at Value $196,458,984
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

All Cap Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $ 5,135 $18,802 $18,504 $5,433 543 2.8%
Total Affiliated Short-Term Investments 5,135 5,433 2.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 848 33,694 32,662 1,880 1,880 0.9
Total Collateral Held for Securities Loaned 848 1,880 0.9
Total Value $5,983 $7,313
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $0 ($0) $ – $172
Total Income/Non Cash Income from Affiliated
Investments $172
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 41
Total Affiliated Income from Securities Loaned, Net $41
Total Value $0 ($0) $ –

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 48.3% Value
Asset-Backed Securities  5.6%
Affirm Asset Securitization Trust
$ 225,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
$ 228,153
47,040
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
47,156
250,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
251,824
AGL CLO 13, Ltd.
350,000
6.529%,  (TSFR3M +
1.912%), 10/20/2034, Ser.
2021-13A, Class B
a,b
350,164
Anchorage Capital CLO 16, Ltd.
775,000
7.279%,  (TSFR3M +
2.662%), 1/19/2035, Ser.
2020-16A, Class CR
a,b
777,971
Anchorage Capital CLO 20, Ltd.
150,000
7.570%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
150,000
Anchorage Capital CLO 21, Ltd.
250,000
7.279%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,b
250,967
Balboa Bay Loan Funding, Ltd.
750,000
6.331%,  (TSFR3M +
1.750%), 10/20/2035, Ser.
2020-1A, Class BRR
a,b
750,050
Ballyrock CLO, Ltd.
550,000
6.429%,  (TSFR3M +
1.812%), 10/20/2031, Ser.
2020-2A, Class A2R
a,b
551,055
Business Jet Securities, LLC
180,922
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
175,462
431,653
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
438,976
340,312
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
336,117
CarVal CLO I, Ltd.
275,000
6.497%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
275,726
CarVal CLO, Ltd.
350,000
8.317%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
351,217
Cascade Funding Mortgage Trust,
LLC
181,229
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
179,452
College Avenue Student Loans,
LLC
63,488
6.103%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
64,042
Elmwood CLO 28, Ltd.
400,000
7.236%,  (TSFR3M +
1.900%), 4/17/2037, Ser.
2024-4A, Class B
a,b
401,598
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
631,228
Principal
Amount Long-Term Fixed Income  48.3% Value
Asset-Backed Securities  5.6% - continued
GMAC Mortgage Corporation
Loan Trust
$ 23,507
4.953%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
$ 12,055
GSAA Home Equity Trust
76,740
4.302%,  8/25/2034, Ser.
2004-10, Class M2
b
69,639
Hertz Vehicle Financing III, LLC
475,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
477,014
Hotwire Funding, LLC
425,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
429,274
HTAP Issuer Trust
290,523
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
286,365
Huntington Bank Auto Credit-
Linked Notes
280,189
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
280,410
Madison Park Funding LVIII, Ltd.
250,000
6.576%,  (TSFR3M +
1.950%), 4/25/2037, Ser.
2024-58A, Class B
a,b
251,682
Madison Park Funding XVIII, Ltd.
650,000
6.779%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
650,820
MetroNet Infrastructure Issuer, LLC
400,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
408,033
MFA Trust
390,434
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
391,148
Neuberger Berman CLO, Ltd.
350,000
7.918%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
350,585
Pagaya AI Debt Grantor Trust
331,134
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
332,065
375,000
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
375,219
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
166,789
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
168,464
Pagaya AI Debt Trust
23,530
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
23,565
Palmer Square Loan Funding, Ltd.
750,000
7.661%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
753,700
250,000
6.150%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,005

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Asset-Backed Securities  5.6% - continued
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
$ 27,514
4.820%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,b
$ 24,973
Pretium Mortgage Credit Partners,
LLC
450,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,d
432,665
203,679
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,d
204,529
292,283
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,d
293,268
375,700
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,d
379,627
280,156
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,d
275,159
487,606
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,d
489,717
235,982
5.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,d
235,966
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
529,489
RCKT Mortgage Trust
231,909
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,d
233,686
RCO VII Mortgage, LLC
284,619
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,d
285,391
RR 8, Ltd.
425,000
6.356%,  (TSFR3M +
1.700%), 7/15/2037, Ser.
2020-8A, Class A2R
a,b
427,043
Sculptor CLO, Ltd.
425,000
7.279%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,b
425,681
Signal Peak CLO 1, Ltd.
250,000
6.295%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
250,000
Silver Point CLO 2, Ltd.
500,000
7.317%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,b
501,879
Stanwich Mortgage Loan
Company, LLC
35,546
6.235%,  10/16/2026, Ser.
2021-NPB1, Class A1
a
35,624
Symphony CLO XX, Ltd.
500,000
7.647%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
501,134
TCW CLO, Ltd.
450,000
6.330%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
449,735
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
250,200
Principal
Amount Long-Term Fixed Income  48.3% Value
Asset-Backed Securities  5.6% - continued
Unlock HEA Trust
$ 312,184
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
$ 310,451
277,398
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
275,549
398,233
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
389,335
Upstart Securitization Trust
82,058
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
82,363
VERDE CLO, Ltd.
500,000
7.856%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
507,386
Vericrest Opportunity Loan
Transferee
208,187
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,d
209,066
260,499
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,d
261,699
361,415
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,d
359,074
206,691
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,d
205,473
115,185
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,d
115,224
362,875
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,d
355,512
248,867
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,d
238,989
Whitebox CLO I, Ltd.
150,000
6.635%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
150,268
Whitebox CLO IV, Ltd.
500,000
7.217%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,b
502,922
Wind River CLO, Ltd.
200,000
6.879%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
200,195
Total 22,110,473
Basic Materials  0.6%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
40,000 8.625%,  6/15/2029
a
42,029
ATI, Inc.
57,000 7.250%,  8/15/2030 58,613
Cascades, Inc./Cascades USA,
Inc.
57,000 5.125%,  1/15/2026
a,e
56,425
Cerdia Finanz GmbH
33,000 9.375%,  10/3/2031
a
34,342
Chemours Company
65,000 5.750%,  11/15/2028
a
60,381
Cleveland-Cliffs, Inc.
31,000 5.875%,  6/1/2027 30,824
80,000 4.625%,  3/1/2029
a
74,282
31,000 6.875%,  11/1/2029
a
30,668

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Basic Materials  0.6% - continued
$ 28,000 4.875%,  3/1/2031
a
$ 24,994
19,000 7.375%,  5/1/2033
a
18,662
28,000 6.250%,  10/1/2040 24,156
Consolidated Energy Finance SA
165,000 5.625%,  10/15/2028
a
134,572
Ecolab, Inc.
54,000 2.125%,  2/1/2032 44,888
First Quantum Minerals, Ltd.
35,000 6.875%,  10/15/2027
a
34,834
FMC Corporation
36,000 5.150%,  5/18/2026 36,039
FMG Resources August 2006, Pty.
Ltd.
28,000 5.875%,  4/15/2030
a
27,518
Glencore Funding, LLC
40,000 5.893%,  4/4/2054
a
38,806
67,000 4.000%,  3/27/2027
a
65,694
Hecla Mining Company
25,000 7.250%,  2/15/2028 25,157
Hudbay Minerals, Inc.
46,000 4.500%,  4/1/2026
a
45,343
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
33,000 9.000%,  7/1/2028
a
33,414
INEOS Finance plc
83,000 7.500%,  4/15/2029
a
84,961
International Flavors & Fragrances,
Inc.
62,000 1.230%,  10/1/2025
a
60,270
Magnera Corporation
43,000 7.250%,  11/15/2031
a
41,979
Mercer International, Inc.
33,000 5.125%,  2/1/2029 28,525
Methanex Corporation
42,000 5.125%,  10/15/2027 41,105
28,000 5.250%,  12/15/2029
e
26,982
Methanex US Operations, Inc.
25,000 6.250%,  3/15/2032
a
24,734
Mineral Resources, Ltd.
44,000 9.250%,  10/1/2028
a
46,164
Mosaic Company
60,000 5.375%,  11/15/2028
e
60,658
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
59,000 5.350%,  3/15/2034 58,702
Novelis Corporation
12,000 3.250%,  11/15/2026
a
11,430
29,000 4.750%,  1/30/2030
a
26,768
30,000 3.875%,  8/15/2031
a
25,830
Nutrien, Ltd.
86,000 4.000%,  12/15/2026 84,808
Peabody Energy Corporation,
Convertible
112,000 3.250%,  3/1/2028
e
141,232
SCIL IV, LLC/SCIL USA Holdings,
LLC
57,000 5.375%,  11/1/2026
a
55,826
Sherwin-Williams Company
39,000 4.800%,  9/1/2031 38,487
Smurfit Kappa Treasury, ULC
61,000 5.777%,  4/3/2054
a
60,418
Principal
Amount Long-Term Fixed Income  48.3% Value
Basic Materials  0.6% - continued
SNF Group SACA
$ 72,000 3.375%,  3/15/2030
a
$ 63,098
SunCoke Energy, Inc.
75,000 4.875%,  6/30/2029
a
68,373
Taseko Mines, Ltd.
57,000 8.250%,  5/1/2030
a
58,182
Tronox, Inc.
28,000 4.625%,  3/15/2029
a
25,131
Westlake Corporation
45,000 3.600%,  8/15/2026 44,081
Total 2,119,385
Capital Goods  1.1%
Advanced Drainage Systems, Inc.
57,000 6.375%,  6/15/2030
a
57,005
AECOM
56,000 5.125%,  3/15/2027 55,463
Amsted Industries, Inc.
52,000 5.625%,  7/1/2027
a
51,499
20,000 4.625%,  5/15/2030
a
18,812
Array Technologies, Inc.,
Convertible
145,000 1.000%,  12/1/2028
e
105,488
Boeing Company
40,000 6.858%,  5/1/2054 42,514
121,000 5.930%,  5/1/2060 111,962
52,000 2.196%,  2/4/2026 50,429
67,000 3.250%,  3/1/2028 62,954
83,000 5.150%,  5/1/2030 81,837
20,000 6.528%,  5/1/2034 20,952
Bombardier, Inc.
13,000 7.875%,  4/15/2027
a
13,020
60,000 6.000%,  2/15/2028
a
59,757
39,000 7.250%,  7/1/2031
a
40,220
79,000 7.000%,  6/1/2032
a,e
80,364
Builders FirstSource, Inc.
45,000 5.000%,  3/1/2030
a
42,778
Camelot Return Merger Sub, Inc.
42,000 8.750%,  8/1/2028
a
40,247
Canpack SA/Canpack US, LLC
84,000 3.875%,  11/15/2029
a
75,643
Carrier Global Corporation
75,000 2.722%,  2/15/2030 67,091
Chart Industries, Inc.
67,000 7.500%,  1/1/2030
a
69,658
Clean Harbors, Inc.
57,000 6.375%,  2/1/2031
a
57,386
Clydesdale Acquisition Holdings,
Inc.
10,000 6.625%,  4/15/2029
a
10,066
Crown Cork & Seal Company, Inc.
34,000 7.375%,  12/15/2026 34,882
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
86,000 6.625%,  12/15/2030
a
86,115
ESAB Corporation
53,000 6.250%,  4/15/2029
a
53,659
Fluor Corporation, Convertible
131,000 1.125%,  8/15/2029
e
164,602

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Capital Goods  1.1% - continued
GFL Environmental, Inc.
$ 88,000 4.000%,  8/1/2028
a
$ 83,327
63,000 3.500%,  9/1/2028
a
59,375
Greenbrier Companies, Inc.,
Convertible
79,000 2.875%,  4/15/2028
e
95,630
H&E Equipment Services, Inc.
88,000 3.875%,  12/15/2028
a
80,426
Herc Holdings, Inc.
18,000 5.500%,  7/15/2027
a
17,770
46,000 6.625%,  6/15/2029
a
46,583
Honeywell International, Inc.
80,000 5.250%,  3/1/2054 74,919
Howmet Aerospace, Inc.
61,000 6.750%,  1/15/2028 63,774
Huntington Ingalls Industries, Inc.
67,000 4.200%,  5/1/2030 63,579
Ingersoll Rand, Inc.
66,000 5.176%,  6/15/2029 66,652
20,000 5.700%,  8/14/2033 20,465
John Bean Technologies
Corporation, Convertible
94,000 0.250%,  5/15/2026 93,342
John Deere Capital Corporation
69,000 4.400%,  9/8/2031 66,949
44,000 3.900%,  6/7/2032 40,891
21,000 5.150%,  9/8/2033 21,068
L3Harris Technologies, Inc.
36,000 5.400%,  1/15/2027 36,442
Lockheed Martin Corporation
54,000 5.200%,  2/15/2064 50,085
Martin Marietta Materials, Inc.
25,000 5.150%,  12/1/2034 24,548
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
17,000 6.750%,  4/1/2032
a
17,080
MIWD Holdco II, LLC
17,000 5.500%,  2/1/2030
a
16,058
Mueller Water Products, Inc.
49,000 4.000%,  6/15/2029
a
45,270
Nesco Holdings II, Inc.
75,000 5.500%,  4/15/2029
a,e
69,592
New Enterprise Stone and Lime
Company, Inc.
83,000 5.250%,  7/15/2028
a
80,181
Northrop Grumman Corporation
79,000 5.200%,  6/1/2054 73,488
22,000 4.700%,  3/15/2033 21,325
OI European Group BV
57,000 4.750%,  2/15/2030
a
50,744
Otis Worldwide Corporation
47,000 2.056%,  4/5/2025 46,637
Owens-Brockway Glass Container,
Inc.
46,000 6.625%,  5/13/2027
a
45,802
23,000 7.375%,  6/1/2032
a
21,992
Pactiv Evergreen Group
27,000 4.375%,  10/15/2028
a
26,978
Patrick Industries, Inc., Convertible
57,000 1.750%,  12/1/2028 77,514
Principal
Amount Long-Term Fixed Income  48.3% Value
Capital Goods  1.1% - continued
Republic Services, Inc.
$ 43,000 5.000%,  12/15/2033 $ 42,300
Resideo Funding, Inc.
58,000 6.500%,  7/15/2032
a
58,072
Reworld Holding Corporation
25,000 4.875%,  12/1/2029
a
23,120
Roller Bearing Company of
America, Inc.
65,000 4.375%,  10/15/2029
a
60,734
RTX Corporation
61,000 5.750%,  1/15/2029 62,972
145,000 4.500%,  6/1/2042 125,149
Sealed Air Corporation/Sealed Air
Corporation (US)
44,000 6.125%,  2/1/2028
a
44,146
Smyrna Ready Mix Concrete, LLC
78,000 8.875%,  11/15/2031
a
81,780
Spirit AeroSystems, Inc.
25,000 3.850%,  6/15/2026 24,398
15,000 9.750%,  11/15/2030
a
16,599
SRM Escrow Issuer, LLC
25,000 6.000%,  11/1/2028
a
24,384
Standard Building Solutions, Inc.
26,000 6.500%,  8/15/2032
a
26,042
Standard Industries, Inc./NY
28,000 4.750%,  1/15/2028
a
26,796
28,000 3.375%,  1/15/2031
a
24,007
Textron, Inc.
67,000 3.650%,  3/15/2027 65,288
Trane Technologies Financing, Ltd.
65,000 5.100%,  6/13/2034 64,267
TransDigm, Inc.
23,000 6.750%,  8/15/2028
a
23,201
95,000 7.125%,  12/1/2031
a
97,276
79,000 6.625%,  3/1/2032
a
79,713
Trivium Packaging Finance
42,000 5.500%,  8/15/2026
a
41,399
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 68,126
85,000 4.000%,  7/15/2030 77,377
Veralto Corporation
39,000 5.350%,  9/18/2028 39,498
Waste Connections, Inc.
21,000 3.200%,  6/1/2032 18,380
WESCO Distribution, Inc.
54,000 7.250%,  6/15/2028
a
54,908
28,000 6.375%,  3/15/2029
a
28,374
20,000 6.625%,  3/15/2032
a
20,327
Total 4,471,522
Collateralized Mortgage Obligations  5.5%
A&D Mortgage Trust
198,840
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
200,646
441,866
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,d
445,297
390,278
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
387,326

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Collateralized Mortgage Obligations  5.5% -
continued
ACRA Trust
$ 397,623
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
$ 396,276
Banc of America Alternative Loan
Trust
183,039
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 159,291
Banc of America Mortgage
Securities Trust
21,284
5.775%,  9/25/2035, Ser.
2005-H, Class 2A1
b
18,655
53,826
6.404%,  9/25/2035, Ser.
2005-H, Class 3A1
b
50,453
Bear Stearns Adjustable Rate
Mortgage Trust
44,494
6.569%,  1/25/2034, Ser.
2003-8, Class 5A
b
38,381
CAFL Issuer, LLC
172,806
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,d
171,371
CHL Mortgage Pass-Through Trust
25,588
6.744%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
24,692
175,326
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 75,781
CHNGE Mortgage Trust
206,137
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
194,443
238,244
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
234,706
247,056
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
248,837
371,731
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
370,540
227,191
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
229,984
372,743
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,d
371,210
CIM Trust
388,485
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,d
391,465
Citigroup Mortgage Loan Trust,
Inc.
62,443
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 60,158
154,278
5.251%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
136,390
COLT Mortgage Loan Trust
316,296
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,d
318,558
Countrywide Home Loan
Mortgage Pass Through Trust
358,836
5.190%,  11/25/2035, Ser.
2005-22, Class 2A1
b
293,527
CSMC Trust
256,790
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
256,814
198,176
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
166,489
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
111,399
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 98,678
Principal
Amount Long-Term Fixed Income  48.3% Value
Collateralized Mortgage Obligations  5.5% -
continued
$ 76,352
4.250%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
$ 66,608
Federal Home Loan Mortgage
Corporation
320,799
3.500%,  8/15/2035, Ser.
345, Class C8
f
31,169
Federal Home Loan Mortgage
Corporation - REMIC
561,484
4.000%,  1/25/2051, Ser.
5249, Class LA 543,085
361,152
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 284,719
400,000
5.000%,  9/25/2054, Ser.
5473, Class HL 385,777
89,042
3.000%,  5/15/2027, Ser.
4046, Class GI
f
1,722
217,657
3.500%,  10/15/2032, Ser.
4119, Class KI
f
18,078
208,426
3.000%,  4/15/2033, Ser.
4203, Class DI
f
8,718
Federal National Mortgage
Association - REMIC
332,244
4.500%,  6/25/2052, Ser.
2022-43, Class MA 325,717
131,798
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
2,890
102,255
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
2,164
133,550
3.000%,  8/25/2027, Ser.
2012-95, Class HI
f
1,730
295,821
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
7,551
244,848
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
5,864
82,884
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
1,940
217,545
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
4,768
110,241
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
3,017
182,170
3.000%,  3/25/2028, Ser.
2013-18, Class IL
f
4,145
108,761
2.500%,  6/25/2028, Ser.
2013-87, Class IW
f
3,008
64,198
3.000%,  11/25/2031, Ser.
2013-69, Class IO
f
563
235,207
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
17,862
Flagstar Mortgage Trust
133,782
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
117,832
GCAT Trust
655,070
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
662,746
273,567
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
250,406
555,884
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
554,386
GMAC Mortgage Corporation
Loan Trust
69,210
3.863%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
58,782

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Collateralized Mortgage Obligations  5.5% -
continued
GMACM Mortgage Loan Trust
$ 23,172
3.666%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
$ 19,987
GS Mortgage-Backed Securities
Trust
477,129
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
474,727
Home RE, Ltd.
350,000
9.160%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
362,625
321,867
8.069%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
324,017
IndyMac INDA Mortgage Loan
Trust
489,183
3.809%,  8/25/2036, Ser.
2006-AR1, Class A1
b
380,041
J.P. Morgan Mortgage Trust
183,525
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
150,521
452,238
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
444,675
74,559
5.289%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
52,865
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
354,990
300,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,d
303,097
500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
506,420
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
202,003
500,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,d
501,133
Merrill Lynch Alternative Note
Asset Trust
248,085
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 85,588
MFA Trust
250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
251,663
MortgageIT Securities Corporation
Mortgage Loan Trust
524,468
4.913%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
459,010
NYMT Loan Trust
250,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
252,774
300,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
302,393
Pretium Mortgage Credit Partners,
LLC
150,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,d
149,961
PRKCM Trust
350,994
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
352,594
287,106
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
293,146
Principal
Amount Long-Term Fixed Income  48.3% Value
Collateralized Mortgage Obligations  5.5% -
continued
PRPM, LLC
$ 302,326
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
$ 295,074
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
276,275
266,557
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,d
267,845
469,568
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,d
467,784
487,339
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
487,388
300,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,d
299,708
Radnor Re, Ltd.
550,000
7.460%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
553,952
Residential Accredit Loans, Inc.
Trust
72,348
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 62,298
71,633
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 55,257
Residential Asset Securitization
Trust
92,508
4.971%,  1/25/2034, Ser.
2004-IP1, Class A1
b
86,944
Residential Funding Mortgage
Security I Trust
137,616
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 107,836
Roc Mortgage Trust
145,207
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
145,207
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
397,227
Saluda Grade Alternative
Mortgage Trust
300,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,d
302,942
650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
653,945
Structured Adjustable Rate
Mortgage Loan Trust
45,925
5.166%,  7/25/2035, Ser.
2005-15, Class 4A1
b
38,869
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,d
403,704
Triangle Re, Ltd.
400,172
7.969%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
406,277
TVC Mortgage Trust
300,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,d
303,279
550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,d
545,943
Verus Securitization Trust
235,902
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
207,006

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Collateralized Mortgage Obligations  5.5% -
continued
$ 472,774
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,d
$ 475,218
Total 21,769,423
Commercial Mortgage-Backed Securities  0.5%
BANK 2018-BNK12
600,000
4.342%,  5/15/2061, Ser.
2018-BN12, Class AS
b
579,864
BBCMS Mortgage Trust
2,238,896
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
158,302
ROCK Trust
450,000
5.388%,  11/13/2041, Ser.
2024-CNTR, Class A
a
448,745
Silver Hill Trust
26,051
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
25,446
Velocity Commercial Capital Loan
Trust
275,141
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
276,135
274,314
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
276,373
323,561
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
330,952
Total 2,095,817
Communications Services  1.5%
AMC Networks, Inc.
14,000 10.250%,  1/15/2029
a
14,865
American Tower Corporation
73,000 4.400%,  2/15/2026 72,627
44,000 1.450%,  9/15/2026 41,597
59,000 5.500%,  3/15/2028 59,872
41,000 5.800%,  11/15/2028 42,090
57,000 3.800%,  8/15/2029 53,960
32,000 5.000%,  1/31/2030 31,816
AppLovin Corporation
45,000 5.500%,  12/1/2034 44,665
AT&T, Inc.
63,000 5.700%,  3/1/2057 60,464
202,000 3.550%,  9/15/2055 135,862
131,000 4.300%,  2/15/2030 126,870
41,000 5.400%,  2/15/2034 41,164
Bell Telephone Company of
Canada
40,000 5.100%,  5/11/2033 38,871
Cable One, Inc., Convertible
42,000 1.125%,  3/15/2028
e
34,545
CCO Holdings, LLC/CCO Holdings
Capital Corporation
150,000 5.125%,  5/1/2027
a
147,393
12,000 5.000%,  2/1/2028
a
11,567
30,000 5.375%,  6/1/2029
a
28,663
64,000 4.250%,  2/1/2031
a
55,778
246,000 4.750%,  2/1/2032
a
215,909
63,000 4.250%,  1/15/2034
a
51,111
CenterPoint Energy, Inc.,
Convertible
3,121 3.369%,  9/15/2029 123,717
Principal
Amount Long-Term Fixed Income  48.3% Value
Communications Services  1.5% - continued
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
$ 110,000 4.200%,  3/15/2028 $ 106,334
67,000 5.050%,  3/30/2029 65,559
64,000 6.550%,  6/1/2034 65,466
Clear Channel Outdoor Holdings,
Inc.
63,000 7.875%,  4/1/2030
a
64,839
Clear Channel Worldwide
Holdings, Inc.
47,000 5.125%,  8/15/2027
a
45,241
Comcast Corporation
119,000 5.650%,  6/1/2054 115,034
95,000 3.400%,  4/1/2030 88,150
Crown Castle, Inc.
61,000 2.900%,  3/15/2027 58,566
24,000 4.900%,  9/1/2029 23,734
Deluxe Corporation
38,000 8.125%,  9/15/2029
a
38,533
Deutsche Telekom International
Finance BV
113,000 8.750%,  6/15/2030 131,289
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
149,000 5.875%,  8/15/2027
a
145,171
Frontier Communications
Holdings, LLC
86,000 5.875%,  10/15/2027
a
85,727
GCI, LLC
49,000 4.750%,  10/15/2028
a
45,763
Gray Television, Inc.
25,000 10.500%,  7/15/2029
a
24,998
Iliad Holding SASU
73,000 8.500%,  4/15/2031
a
77,611
39,000 7.000%,  4/15/2032
a
39,197
Intelsat Jackson Holdings SA
74,000 6.500%,  3/15/2030
a
68,256
Lamar Media Corporation
41,000 3.625%,  1/15/2031 36,084
LCPR Senior Secured Financing
DAC
115,000 6.750%,  10/15/2027
a
104,052
Level 3 Financing, Inc.
12,000 3.625%,  1/15/2029
a,e
9,540
27,737 10.500%,  4/15/2029
a
30,910
27,737 11.000%,  11/15/2029
a
31,202
36,000 10.500%,  5/15/2030
a
39,204
McGraw-Hill Education, Inc.
83,000 5.750%,  8/1/2028
a
81,038
Meta Platforms, Inc.
70,000 5.550%,  8/15/2064 68,238
41,000 3.850%,  8/15/2032 38,103
68,000 4.750%,  8/15/2034 66,193
News Corporation
46,000 3.875%,  5/15/2029
a
42,671
Nexstar Media, Inc.
34,000 5.625%,  7/15/2027
a
33,162
37,000 4.750%,  11/1/2028
a
34,498
Optics Bidco SPA
67,000 6.000%,  9/30/2034
a
64,323

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Communications Services  1.5% - continued
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
$ 7,000 4.625%,  3/15/2030
a
$ 6,468
Paramount Global
99,000 6.375%,  3/30/2062
b
95,692
Playtika Holding Corporation
61,000 4.250%,  3/15/2029
a
55,297
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,b
48,580
60,000 5.000%,  2/15/2029 59,618
98,000 5.300%,  2/15/2034 95,517
Sirius XM Radio, LLC
85,000 5.000%,  8/1/2027
a
82,665
50,000 4.000%,  7/15/2028
a
46,068
35,000 4.125%,  7/1/2030
a
30,546
Sprint Capital Corporation
137,000 6.875%,  11/15/2028 145,423
61,000 8.750%,  3/15/2032 72,828
Take-Two Interactive Software, Inc.
52,000 5.600%,  6/12/2034 52,382
TEGNA, Inc.
89,000 4.625%,  3/15/2028 84,105
T-Mobile USA, Inc.
40,000 5.500%,  1/15/2055 37,644
70,000 5.250%,  6/15/2055 63,570
77,000 3.375%,  4/15/2029 71,869
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
86,000 4.750%,  4/15/2028
a
80,602
Univision Communications, Inc.
11,000 8.000%,  8/15/2028
a
11,199
94,000 4.500%,  5/1/2029
a
84,137
42,000 7.375%,  6/30/2030
a
40,179
12,000 8.500%,  7/31/2031
a
11,766
Urban One, Inc.
17,000 7.375%,  2/1/2028
a
10,583
Verizon Communications, Inc.
46,000 5.500%,  2/23/2054 44,017
67,000 3.150%,  3/22/2030 61,352
88,000 2.355%,  3/15/2032 72,979
68,000 4.780%,  2/15/2035
a
64,731
Viasat, Inc.
25,000 5.625%,  4/15/2027
a
24,198
Virgin Media Finance plc
34,000 5.000%,  7/15/2030
a
28,776
Virgin Media Secured Finance plc
72,000 5.500%,  5/15/2029
a
67,532
VMED O2 UK Financing I plc
33,000 4.750%,  7/15/2031
a
28,369
29,000 7.750%,  4/15/2032
a
29,228
Vodafone Group plc
42,000 5.125%,  6/4/2081
b
31,913
66,000 5.750%,  6/28/2054 63,655
37,000 5.875%,  6/28/2064 35,800
62,000 7.000%,  4/4/2079
b
63,492
VZ Secured Financing BV
97,000 5.000%,  1/15/2032
a
85,792
Warnermedia Holdings, Inc.
136,000 4.054%,  3/15/2029 126,541
Principal
Amount Long-Term Fixed Income  48.3% Value
Communications Services  1.5% - continued
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
$ 32,000 8.250%,  10/1/2031
a
$ 33,050
Zegona Finance plc
51,000 8.625%,  7/15/2029
a
54,062
Ziggo Bond Company BV
33,000 5.125%,  2/28/2030
a
29,733
Ziggo BV
30,000 4.875%,  1/15/2030
a
27,565
Total 5,661,615
Consumer Cyclical  2.1%
1011778 B.C., ULC/New Red
Finance, Inc.
39,000 4.375%,  1/15/2028
a
37,253
59,000 5.625%,  9/15/2029
a
58,116
Adient Global Holdings, Ltd.
16,000 8.250%,  4/15/2031
a
16,316
Alimentation Couche-Tard, Inc.
66,000 5.617%,  2/12/2054
a
62,308
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
60,000 4.625%,  6/1/2028
a
56,730
50,000 4.625%,  6/1/2028
a
47,088
Allison Transmission, Inc.
19,000 3.750%,  1/30/2031
a
16,810
American Axle & Manufacturing,
Inc.
79,000 5.000%,  10/1/2029
e
72,141
American Honda Finance
Corporation
86,000 5.050%,  7/10/2031 85,156
61,000 4.900%,  1/10/2034 58,643
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
15,000 7.000%,  4/15/2030
a
13,307
Arko Corporation
46,000 5.125%,  11/15/2029
a
41,847
Asbury Automotive Group, Inc.
48,000 5.000%,  2/15/2032
a
43,786
Ashton Woods USA, LLC/Ashton
Woods Finance Company
45,000 4.625%,  8/1/2029
a
41,401
25,000 4.625%,  4/1/2030
a
22,684
Aston Martin Capital Holdings, Ltd.
42,000 10.000%,  3/31/2029
a
41,001
Beazer Homes USA, Inc.
48,000 7.500%,  3/15/2031
a
48,748
Belron UK Finance plc
20,000 5.750%,  10/15/2029
a
19,794
Best Buy Company, Inc.
45,000 1.950%,  10/1/2030 37,904
Booking Holdings, Inc.,
Convertible
63,000 0.750%,  5/1/2025 166,237
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
a
60,137

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Consumer Cyclical  2.1% - continued
Boyne USA, Inc.
$ 46,000 4.750%,  5/15/2029
a
$ 43,606
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
41,000 4.875%,  2/15/2030
a
37,026
Burlington Stores, Inc., Convertible
46,000 2.250%,  4/15/2025 59,846
59,000 1.250%,  12/15/2027 88,264
Caesars Entertainment, Inc.
110,000 4.625%,  10/15/2029
a
102,988
34,000 6.500%,  2/15/2032
a
34,153
26,000 6.000%,  10/15/2032
a,e
25,068
Carnival Corporation
70,000 7.625%,  3/1/2026
a
70,102
116,000 5.750%,  3/1/2027
a
115,744
67,000 4.000%,  8/1/2028
a
63,502
Carnival Corporation, Convertible
133,000 5.750%,  12/1/2027 267,596
Carvana Company
9,454
0.000%,PIK 12.000%,
12/1/2028
a,g
10,095
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
14,000 5.375%,  4/15/2027 13,851
68,000 5.250%,  7/15/2029 65,361
Choice Hotels International, Inc.
30,000 3.700%,  12/1/2029 27,854
Churchill Downs, Inc.
45,000 4.750%,  1/15/2028
a
43,408
35,000 6.750%,  5/1/2031
a
35,379
Clarios Global, LP/Clarios US
Finance Company, Inc.
32,000 6.750%,  5/15/2028
a
32,585
Cracker Barrel Old Country Store,
Inc., Convertible
20,000 0.625%,  6/15/2026
e
18,800
Crocs, Inc.
28,000 4.250%,  3/15/2029
a
25,883
Cushman & Wakefield US
Borrower, LLC
14,000 6.750%,  5/15/2028
a
14,013
Dana, Inc.
28,000 5.625%,  6/15/2028 27,620
42,000 4.250%,  9/1/2030 39,088
41,000 4.500%,  2/15/2032 37,604
eG Global Finance plc
14,000 12.000%,  11/30/2028
a
15,656
Expedia Group, Inc.
67,000 3.250%,  2/15/2030 61,779
Expedia Group, Inc., Convertible
98,000 Zero Coupon,  2/15/2026 97,218
Ford Motor Company, Convertible
166,000 Zero Coupon,  3/15/2026 160,522
Ford Motor Credit Company, LLC
76,000 2.900%,  2/10/2029 68,062
68,000 7.122%,  11/7/2033 70,970
Forestar Group, Inc.
28,000 3.850%,  5/15/2026
a
27,239
Principal
Amount Long-Term Fixed Income  48.3% Value
Consumer Cyclical  2.1% - continued
Gap, Inc.
$ 20,000 3.625%,  10/1/2029
a
$ 17,959
28,000 3.875%,  10/1/2031
a
24,212
Garrett Motion Holdings, Inc./
Garrett LX I SARL
39,000 7.750%,  5/31/2032
a
39,567
General Motors Financial
Company, Inc.
130,000 2.900%,  2/26/2025 129,531
35,000 2.750%,  6/20/2025 34,656
61,000 5.800%,  6/23/2028 62,220
48,000 5.800%,  1/7/2029 48,966
66,000 4.900%,  10/6/2029 65,013
28,000 5.750%,  2/8/2031 28,369
92,000 5.950%,  4/4/2034 92,481
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
28,000 3.500%,  3/1/2029
a
25,580
Goodyear Tire & Rubber Company
28,000 4.875%,  3/15/2027 27,053
24,000 5.000%,  7/15/2029
e
22,038
Hanesbrands, Inc.
32,000 4.875%,  5/15/2026
a
31,503
Harley-Davidson Financial
Services, Inc.
61,000 5.950%,  6/11/2029
a
61,068
Hilton Domestic Operating
Company, Inc.
86,000 4.875%,  1/15/2030 82,492
14,000 4.000%,  5/1/2031
a
12,591
80,000 3.625%,  2/15/2032
a
69,494
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
99,000 5.000%,  6/1/2029
a
93,287
Home Depot, Inc.
34,000 5.300%,  6/25/2054 32,570
34,000 5.400%,  6/25/2064 32,590
62,000 3.250%,  4/15/2032 55,313
Hyundai Capital America
67,000 3.000%,  2/10/2027
a
64,340
40,000 6.500%,  1/16/2029
a
41,752
International Game Technology plc
68,000 5.250%,  1/15/2029
a
66,338
Jacobs Entertainment, Inc.
39,000 6.750%,  2/15/2029
a
37,637
Jaguar Land Rover Automotive plc
33,000 5.500%,  7/15/2029
a,e
32,015
KB Home
60,000 4.800%,  11/15/2029 56,565
33,000 4.000%,  6/15/2031 29,135
L Brands, Inc.
135,000 6.625%,  10/1/2030
a
135,971
34,000 6.875%,  11/1/2035 34,789
Las Vegas Sands Corporation
41,000 5.900%,  6/1/2027 41,594
LGI Homes, Inc.
24,000 7.000%,  11/15/2032
a
23,763
Life Time, Inc.
35,000 6.000%,  11/15/2031
a
34,650
Light & Wonder International, Inc.
41,000 7.250%,  11/15/2029
a
41,826

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Consumer Cyclical  2.1% - continued
Live Nation Entertainment, Inc.
$ 31,000 4.750%,  10/15/2027
a
$ 29,970
Live Nation Entertainment, Inc.,
Convertible
162,000 3.125%,  1/15/2029 220,417
96,000 2.875%,  1/15/2030
a
96,384
Lowe's Companies, Inc.
100,000 4.500%,  4/15/2030 98,110
Macy's Retail Holdings, LLC
55,000 5.875%,  4/1/2029
a
53,691
27,000 6.125%,  3/15/2032
a
25,347
Marriott International, Inc./MD
40,000 4.900%,  4/15/2029 39,923
67,000 4.625%,  6/15/2030 65,753
Marriott Vacations Worldwide
Corporation, Convertible
65,000 Zero Coupon,  1/15/2026 61,789
186,000 3.250%,  12/15/2027 173,538
Mattamy Group Corporation
55,000 5.250%,  12/15/2027
a
53,776
McDonald's Corporation
39,000 4.950%,  8/14/2033 38,677
Melco Resorts Finance, Ltd.
77,000 5.375%,  12/4/2029
a
70,294
70,000 7.625%,  4/17/2032
a
70,251
Meritage Homes Corporation,
Convertible
56,000 1.750%,  5/15/2028
a
54,880
Michaels Companies, Inc.
41,000 5.250%,  5/1/2028
a
30,955
NCL Corporation, Ltd.
32,000 5.875%,  3/15/2026
a
31,957
73,000 5.875%,  2/15/2027
a
72,772
Nordstrom, Inc.
10,000 4.375%,  4/1/2030 9,079
39,000 4.250%,  8/1/2031 34,108
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
a,e
62,769
PetSmart, Inc./PetSmart Finance
Corporation
80,000 4.750%,  2/15/2028
a
75,480
25,000 7.750%,  2/15/2029
a
24,167
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
90,000 5.750%,  4/15/2026
a
89,950
QVC, Inc.
17,000 6.875%,  4/15/2029
a
13,832
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
44,691
48,000 9.750%,  4/15/2029
a
51,954
Raven Acquisition Holdings, LLC
25,000 6.875%,  11/15/2031
a
24,749
Royal Caribbean Cruises, Ltd.
127,000 4.250%,  7/1/2026
a
124,603
16,000 5.625%,  9/30/2031
a
15,739
S&S Holdings, LLC
22,000 8.375%,  10/1/2031
a
22,156
Saks Global Enterprises, LLC
58,000 11.000%,  12/15/2029
a
55,868
Principal
Amount Long-Term Fixed Income  48.3% Value
Consumer Cyclical  2.1% - continued
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
$ 16,000 6.625%,  3/1/2030
a
$ 15,311
SeaWorld Parks and
Entertainment, Inc.
67,000 5.250%,  8/15/2029
a
63,951
Service Corporation International/
US
28,000 3.375%,  8/15/2030 24,500
38,000 5.750%,  10/15/2032 36,859
Six Flags Entertainment
Corporation
14,000 7.250%,  5/15/2031
a
14,299
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
14,000 6.625%,  5/1/2032
a
14,189
Six Flags Theme Parks, Inc.
14,000 7.000%,  7/1/2025
a,e
13,987
Sonic Automotive, Inc.
35,000 4.875%,  11/15/2031
a
31,402
Staples, Inc.
56,000 10.750%,  9/1/2029
a
55,092
Station Casinos, LLC
53,000 4.625%,  12/1/2031
a
47,477
Tenneco, Inc.
51,000 8.000%,  11/17/2028
a
47,532
Toyota Motor Credit Corporation
40,000 5.550%,  11/20/2030 41,225
40,000 4.800%,  1/5/2034 38,862
Tractor Supply Company
41,000 5.250%,  5/15/2033 40,976
Uber Technologies, Inc.
48,000 5.350%,  9/15/2054 44,636
52,000 4.800%,  9/15/2034 49,768
Uber Technologies, Inc.,
Convertible
79,000 Zero Coupon,  12/15/2025 79,632
128,000 0.875%,  12/1/2028 140,800
Vail Resorts, Inc., Convertible
81,000 Zero Coupon,  1/1/2026 76,747
VICI Properties, LP/VICI Note
Company, Inc.
150,000 5.750%,  2/1/2027
a
151,290
Victoria's Secret & Company
71,000 4.625%,  7/15/2029
a
64,712
Viking Cruises, Ltd.
142,000 5.875%,  9/15/2027
a
140,934
Volkswagen Group of America
Finance, LLC
17,000 3.350%,  5/13/2025
a
16,903
Walgreens Boots Alliance, Inc.
49,000 3.200%,  4/15/2030
e
39,374
WASH Multifamily Acquisition, Inc.
43,000 5.750%,  4/15/2026
a
42,668
Wyndham Hotels & Resorts, Inc.
48,000 4.375%,  8/15/2028
a
45,627
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
66,000 7.125%,  2/15/2031
a
68,733
Yum! Brands, Inc.
105,000 4.750%,  1/15/2030
a
100,415

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Consumer Cyclical  2.1% - continued
ZF North America Capital, Inc.
$ 48,000 7.125%,  4/14/2030
a
$ 47,120
25,000 6.750%,  4/23/2030
a
24,048
Total 8,133,915
Consumer Non-Cyclical  2.1%
1375209 B.C., Ltd.
28,000 9.000%,  1/30/2028
a
27,978
AbbVie, Inc.
100,000 5.500%,  3/15/2064 95,475
100,000 4.500%,  5/14/2035 93,648
60,000 5.350%,  3/15/2044 58,488
AdaptHealth, LLC
120,000 4.625%,  8/1/2029
a
107,916
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
94,000 4.625%,  1/15/2027
a
92,027
93,000 3.500%,  3/15/2029
a
84,645
Altria Group, Inc.
40,000 6.200%,  11/1/2028 41,574
Amgen, Inc.
60,000 5.150%,  3/2/2028 60,436
Anheuser-Busch InBev Worldwide,
Inc.
119,000 5.000%,  6/15/2034 117,605
ANI Pharmaceuticals, Inc.,
Convertible
64,000 2.250%,  9/1/2029
a
64,640
Archer-Daniels-Midland Company
41,000 4.500%,  8/15/2033 39,000
AstraZeneca Finance, LLC
59,000 5.000%,  2/26/2034 58,354
B&G Foods, Inc.
25,000 8.000%,  9/15/2028
a
25,699
BAT Capital Corporation
45,000 6.343%,  8/2/2030 47,318
43,000 7.750%,  10/19/2032 48,756
Bausch + Lomb Corporation
16,000 8.375%,  10/1/2028
a
16,560
Bausch Health Companies, Inc.
52,000 5.500%,  11/1/2025
a
50,710
54,000 4.875%,  6/1/2028
a,e
43,200
29,000 11.000%,  9/30/2028
a
27,550
Becton, Dickinson and Company
38,000 4.693%,  2/13/2028 37,813
67,000 2.823%,  5/20/2030 60,016
BellRing Brands, Inc.
49,000 7.000%,  3/15/2030
a
50,184
BioMarin Pharmaceutical, Inc.,
Convertible
138,000 1.250%,  5/15/2027 128,064
Bio-Rad Laboratories, Inc.
61,000 3.300%,  3/15/2027 59,009
Bristol-Myers Squibb Company
80,000 5.550%,  2/22/2054 77,606
41,000 5.750%,  2/1/2031 42,643
20,000 5.900%,  11/15/2033 20,985
Bunge, Ltd. Finance Corporation
14,000 4.650%,  9/17/2034 13,216
Principal
Amount Long-Term Fixed Income  48.3% Value
Consumer Non-Cyclical  2.1% - continued
Campbell's Company
$ 124,000 5.400%,  3/21/2034 $ 123,379
Cargill, Inc.
79,000 2.125%,  11/10/2031
a
65,274
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
22,000 9.500%,  10/15/2029
a
21,624
Cencora, Inc.
36,000 5.150%,  2/15/2035 35,095
Central Garden & Pet Company
32,000 4.125%,  10/15/2030 28,740
Champ Acquisition Corporation
20,000 8.375%,  12/1/2031
a
20,402
Charles River Laboratories
International, Inc.
33,000 4.000%,  3/15/2031
a
29,356
Chefs' Warehouse, Inc.,
Convertible
101,000 2.375%,  12/15/2028 129,633
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
a
9,058
CHS/Community Health Systems,
Inc.
64,000 5.625%,  3/15/2027
a
61,422
19,000 8.000%,  12/15/2027
a
18,965
30,000 6.000%,  1/15/2029
a
26,862
37,000 4.750%,  2/15/2031
a
28,710
39,000 10.875%,  1/15/2032
a
40,237
Cigna Group
40,000 5.600%,  2/15/2054 37,462
51,000 2.400%,  3/15/2030 44,632
Coca-Cola Company
40,000 5.300%,  5/13/2054 38,582
Concentra Escrow Issuer
Corporation
24,000 6.875%,  7/15/2032
a
24,503
Constellation Brands, Inc.
40,000 4.800%,  1/15/2029 39,760
90,000 3.150%,  8/1/2029 82,872
16,000 4.900%,  5/1/2033 15,449
CVS Health Corporation
80,000 6.050%,  6/1/2054 75,043
31,000 6.750%,  12/10/2054
b
30,397
41,000 5.000%,  2/20/2026 40,958
35,000 4.300%,  3/25/2028 33,912
120,000 4.780%,  3/25/2038 103,761
127,000 6.000%,  6/1/2044 120,099
DaVita, Inc.
27,000 3.750%,  2/15/2031
a
23,362
36,000 6.875%,  9/1/2032
a
36,276
Diageo Capital plc
45,000 2.000%,  4/29/2030 38,844
60,000 5.625%,  10/5/2033 61,584
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
a
48,941
Eli Lilly & Company
80,000 5.000%,  2/9/2054 73,521
82,000 4.700%,  2/27/2033 80,369
Embecta Corporation
29,000 5.000%,  2/15/2030
a
26,711
23,000 6.750%,  2/15/2030
a
21,787

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Consumer Non-Cyclical  2.1% - continued
Encompass Health Corporation
$ 37,000 4.500%,  2/1/2028 $ 35,702
Endo Finance Holdings, Inc.
28,000 8.500%,  4/15/2031
a,e
29,667
Energizer Holdings, Inc.
35,000 4.750%,  6/15/2028
a
33,352
17,000 4.375%,  3/31/2029
a
15,790
Envista Holdings Corporation,
Convertible
8,000 2.375%,  6/1/2025
e
8,604
45,000 1.750%,  8/15/2028 40,252
Fortrea Holdings, Inc.
23,000 7.500%,  7/1/2030
a,e
23,038
GE HealthCare Technologies, Inc.
59,000 6.377%,  11/22/2052 63,423
General Mills, Inc.
16,000 4.950%,  3/29/2033 15,609
Gilead Sciences, Inc.
46,000 5.250%,  10/15/2033 46,168
HCA, Inc.
34,000 5.950%,  9/15/2054 32,337
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
49,000 7.875%,  9/1/2025
a
48,931
HLF Financing SARL, LLC/
Herbalife International, Inc.
27,000 4.875%,  6/1/2029
a
18,900
Insulet Corporation, Convertible
228,000 0.375%,  9/1/2026 288,146
Integer Holdings Corporation,
Convertible
113,000 2.125%,  2/15/2028 180,574
Jazz Investments I, Ltd.,
Convertible
146,000 2.000%,  6/15/2026 147,971
127,000 3.125%,  9/15/2030
a
136,652
Jazz Securities DAC
21,000 4.375%,  1/15/2029
a
19,800
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
107,000 2.500%,  1/15/2027 101,619
52,000 3.625%,  1/15/2032 45,887
Johnson & Johnson
80,000 5.250%,  6/1/2054 78,120
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
49,000 9.000%,  2/15/2029
a
50,836
Keurig Dr Pepper, Inc.
70,000 3.200%,  5/1/2030 64,021
78,000 5.300%,  3/15/2034 77,854
Kraft Heinz Foods Company
41,000 6.750%,  3/15/2032 44,437
Kroger Company
37,000 4.500%,  1/15/2029 36,501
Lamb Weston Holdings, Inc.
25,000 4.375%,  1/31/2032
a
22,621
LifePoint Health, Inc.
55,000 9.875%,  8/15/2030
a
59,343
34,000 11.000%,  10/15/2030
a
37,321
Principal
Amount Long-Term Fixed Income  48.3% Value
Consumer Non-Cyclical  2.1% - continued
Mattel, Inc.
$ 124,000 3.375%,  4/1/2026
a
$ 121,452
Medline Borrower, LP/Medline Co-
Issuer, Inc.
29,000 6.250%,  4/1/2029
a
29,306
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 39,171
Mozart Debt Merger Sub, Inc.
89,000 3.875%,  4/1/2029
a
82,413
60,000 5.250%,  10/1/2029
a
57,904
MPH Acquisition Holdings, LLC
27,000 5.500%,  9/1/2028
a
23,146
Newell Brands, Inc.
29,000 6.375%,  9/15/2027 29,100
29,000 6.625%,  9/15/2029
e
29,490
15,000 6.375%,  5/15/2030 15,025
Novartis Capital Corporation
87,000 4.700%,  9/18/2054 76,733
Organon & Company/Organon
Foreign Debt Co-Issuer BV
39,000 4.125%,  4/30/2028
a
36,640
93,000 5.125%,  4/30/2031
a
83,589
Owens & Minor, Inc.
49,000 6.625%,  4/1/2030
a,e
45,944
PepsiCo, Inc.
75,000 5.250%,  7/17/2054 72,516
Performance Food Group, Inc.
42,000 4.250%,  8/1/2029
a
38,969
Perrigo Finance Unlimited
Company
47,000 4.900%,  6/15/2030 44,051
Philip Morris International, Inc.
82,000 4.875%,  2/15/2028 82,197
43,000 5.625%,  11/17/2029 44,291
40,000 5.125%,  2/13/2031 40,003
43,000 5.750%,  11/17/2032 44,215
60,000 5.250%,  2/13/2034 59,300
30,000 4.900%,  11/1/2034 28,828
Post Holdings, Inc.
42,000 4.625%,  4/15/2030
a
38,734
56,000 4.500%,  9/15/2031
a
50,167
33,000 6.250%,  10/15/2034
a
32,147
Post Holdings, Inc., Convertible
209,000 2.500%,  8/15/2027 244,843
Roche Holdings, Inc.
58,000 5.218%,  3/8/2054
a
55,428
62,000 2.076%,  12/13/2031
a
51,423
Royalty Pharma plc
105,000 1.200%,  9/2/2025 102,400
54,000 5.150%,  9/2/2029 53,848
Simmons Foods, Inc.
111,000 4.625%,  3/1/2029
a
102,574
Sotera Health Holdings, LLC
29,000 7.375%,  6/1/2031
a
29,380
Spectrum Brands, Inc.
6,000 3.875%,  3/15/2031
a
5,163
Spectrum Brands, Inc.,
Convertible
117,000 3.375%,  6/1/2029
a
114,227
Star Parent, Inc.
27,000 9.000%,  10/1/2030
a
28,042

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Consumer Non-Cyclical  2.1% - continued
Sysco Corporation
$ 38,000 5.950%,  4/1/2030 $ 39,580
Takeda Pharmaceutical Company,
Ltd.
103,000 5.650%,  7/5/2054 99,413
89,000 5.000%,  11/26/2028 89,200
Tenet Healthcare Corporation
142,000 5.125%,  11/1/2027 139,071
76,000 4.375%,  1/15/2030 70,589
68,000 6.750%,  5/15/2031 68,696
Teva Pharmaceutical Finance
Netherlands III BV
62,000 3.150%,  10/1/2026 59,576
Unilever Capital Corporation
50,000 5.000%,  12/8/2033 49,994
US Acute Care Solutions, LLC
50,000 9.750%,  5/15/2029
a
50,955
Varex Imaging Corporation,
Convertible
77,000 4.000%,  6/1/2025 76,671
Viterra Finance BV
83,000 3.200%,  4/21/2031
a
72,453
Winnebago Industries, Inc.,
Convertible
69,000 3.250%,  1/15/2030
a
62,859
Wyeth, LLC
99,000 6.500%,  2/1/2034 107,727
Zoetis, Inc.
62,000 5.600%,  11/16/2032 63,921
Total 8,315,537
Energy  1.6%
Aethon United BR, LP/Aethon
United Finance Corporation
22,000 7.500%,  10/1/2029
a
22,499
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
57,000 5.375%,  6/15/2029
a
55,508
Apache Corporation
61,000 4.375%,  10/15/2028 58,837
Archrock Partners, LP/Archrock
Partners Finance Corporation
30,000 6.250%,  4/1/2028
a
29,840
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
57,000 8.250%,  12/31/2028
a
58,187
28,000 5.875%,  6/30/2029
a
27,268
Baytex Energy Corporation
57,000 8.500%,  4/30/2030
a
58,238
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
45,000 7.000%,  7/15/2029
a
45,961
BP Capital Markets America, Inc.
61,000 4.812%,  2/13/2033 58,968
BP Capital Markets plc
51,000 4.875%,  3/22/2030
b,h
48,597
56,000 6.450%,  12/1/2033
b,h
57,529
Buckeye Partners, LP
39,000 4.500%,  3/1/2028
a
37,004
30,000 6.875%,  7/1/2029
a
30,363
Principal
Amount Long-Term Fixed Income  48.3% Value
Energy  1.6% - continued
California Resources Corporation
$ 34,000 8.250%,  6/15/2029
a
$ 34,478
Cheniere Energy Partners, LP
45,000 4.500%,  10/1/2029 43,568
44,000 3.250%,  1/31/2032 38,153
55,000 5.950%,  6/30/2033 56,303
Cheniere Energy, Inc.
35,000 5.650%,  4/15/2034 35,201
Civitas Resources, Inc.
39,000 8.375%,  7/1/2028
a
40,504
74,000 8.750%,  7/1/2031
a
77,148
CNX Resources Corporation
33,000 6.000%,  1/15/2029
a
32,359
CNX Resources Corporation,
Convertible
74,000 2.250%,  5/1/2026 211,640
Columbia Pipelines Holding
Company, LLC
36,000 6.055%,  8/15/2026
a
36,508
81,000 6.042%,  8/15/2028
a
82,938
Comstock Resources, Inc.
55,000 6.750%,  3/1/2029
a
53,466
43,000 5.875%,  1/15/2030
a
40,103
ConocoPhillips Company
68,000 4.850%,  1/15/2032 66,630
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
53,000 5.500%,  6/15/2031
a
50,622
Crescent Energy Finance, LLC
85,000 7.625%,  4/1/2032
a
84,563
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
62,000 8.625%,  3/15/2029
a
64,104
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
a
22,830
Diamondback Energy, Inc.
94,000 5.750%,  4/18/2054 88,212
DT Midstream, Inc.
45,000 4.125%,  6/15/2029
a
42,025
Enbridge, Inc.
60,000 7.375%,  1/15/2083
b
60,511
56,000 7.625%,  1/15/2083
b
58,755
60,000 5.950%,  4/5/2054 59,303
20,000 5.700%,  3/8/2033 20,208
Enerflex, Ltd.
19,000 9.000%,  10/15/2027
a
19,730
Energy Transfer, LP
40,000 5.950%,  5/15/2054 38,670
101,000 8.000%,  5/15/2054
b
105,843
40,000 6.050%,  9/1/2054 39,148
53,000 6.750%,  5/15/2025
b,h
52,491
41,000 4.400%,  3/15/2027 40,607
17,000 7.125%,  5/15/2030
b,h
17,061
40,000 6.400%,  12/1/2030 42,265
Enterprise Products Operating,
LLC
49,000 5.550%,  2/16/2055 47,136
45,000 4.150%,  10/16/2028 43,921
EQM Midstream Partners, LP
66,000 4.750%,  1/15/2031
a
62,068

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Energy  1.6% - continued
Genesis Energy LP/Genesis
Energy Finance Corporation
$ 45,000 8.875%,  4/15/2030 $ 45,788
68,000 7.875%,  5/15/2032 66,595
Harvest Midstream I, LP
68,000 7.500%,  9/1/2028
a
68,601
Hess Midstream Operations, LP
63,000 4.250%,  2/15/2030
a
58,081
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
a
66,783
28,000 6.000%,  4/15/2030
a
26,314
48,000 6.250%,  4/15/2032
a
44,161
Howard Midstream Energy
Partners, LLC
79,000 7.375%,  7/15/2032
a
80,254
ITT Holdings, LLC
53,000 6.500%,  8/1/2029
a
48,518
Kinder Morgan, Inc.
68,000 5.950%,  8/1/2054 66,434
Kodiak Gas Services, LLC
34,000 7.250%,  2/15/2029
a
34,682
Laredo Petroleum, Inc.
48,000 7.750%,  7/31/2029
a
47,540
MEG Energy Corporation
39,000 5.875%,  2/1/2029
a
38,068
MPLX, LP
113,000 1.750%,  3/1/2026 109,099
20,000 5.000%,  3/1/2033 19,208
56,000 5.500%,  6/1/2034 55,192
Nabors Industries, Inc.
28,000 7.375%,  5/15/2027
a
27,968
71,000 9.125%,  1/31/2030
a
72,204
National Fuel Gas Company
90,000 5.500%,  1/15/2026 90,349
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
23,000 8.125%,  2/15/2029
a
23,302
34,000 8.375%,  2/15/2032
a
34,260
Noble Finance II, LLC
28,000 8.000%,  4/15/2030
a
28,279
Northern Oil and Gas, Inc.
57,000 8.750%,  6/15/2031
a
58,836
Northern Oil and Gas, Inc.,
Convertible
107,000 3.625%,  4/15/2029 125,244
NuStar Logistics, LP
55,000 6.375%,  10/1/2030 55,149
Occidental Petroleum Corporation
22,000 5.000%,  8/1/2027 22,010
80,000 8.875%,  7/15/2030 91,364
ONEOK, Inc.
67,000 5.700%,  11/1/2054 63,000
41,000 5.650%,  11/1/2028 41,836
40,000 4.750%,  10/15/2031 38,692
Ovintiv, Inc.
47,000 5.650%,  5/15/2028 47,659
PBF Holding Company, LLC/PBF
Finance Corporation
44,000 6.000%,  2/15/2028 42,196
Principal
Amount Long-Term Fixed Income  48.3% Value
Energy  1.6% - continued
Permian Resources Operating,
LLC
$ 23,000 6.250%,  2/1/2033
a
$ 22,702
Permian Resources Operating,
LLC, Convertible
37,000 3.250%,  4/1/2028 93,079
Pioneer Natural Resources
Company
57,000 1.900%,  8/15/2030 48,566
Prairie Acquiror, LP
45,000 9.000%,  8/1/2029
a
46,361
Precision Drilling Corporation
29,000 6.875%,  1/15/2029
a
28,739
Range Resources Corporation
46,000 4.750%,  2/15/2030
a
43,165
Rockies Express Pipeline, LLC
71,000 4.950%,  7/15/2029
a
67,409
Saturn Oil & Gas, Inc.
34,000 9.625%,  6/15/2029
a,e
33,054
Schlumberger Holdings
Corporation
29,000 4.300%,  5/1/2029
a
28,276
SM Energy Company
35,000 6.500%,  7/15/2028 34,781
19,000 7.000%,  8/1/2032
a
18,733
South Bow USA Infrastructure
Holdings, LLC
15,000 5.584%,  10/1/2034
a
14,589
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
28,000 5.875%,  3/1/2027 27,780
Suncor Energy, Inc.
40,000 7.150%,  2/1/2032 43,468
Sunoco, LP
83,000 7.000%,  5/1/2029
a
85,180
Sunoco, LP/Sunoco Finance
Corporation
44,000 5.875%,  3/15/2028 43,820
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
53,000 5.500%,  1/15/2028
a
50,972
42,000 7.375%,  2/15/2029
a
42,133
Talos Production, Inc.
29,000 9.000%,  2/1/2029
a
29,753
Targa Resources Partners, LP
106,000 4.875%,  2/1/2031 102,347
TGNR Intermediate Holdings, LLC
60,000 5.500%,  10/15/2029
a
56,026
TotalEnergies Capital SA
120,000 5.488%,  4/5/2054 115,009
TransCanada Trust
105,000 5.875%,  8/15/2076
b
103,601
Transocean Titan Financing, Ltd.
55,000 8.375%,  2/1/2028
a
56,121
Transocean, Inc.
62,050 8.750%,  2/15/2030
a
63,994
UGI Corporation, Convertible
56,000 5.000%,  6/1/2028
a
63,588

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Energy  1.6% - continued
USA Compression Partners, LP/
USA Compression Finance
Corporation
$ 48,000 7.125%,  3/15/2029
a
$ 48,847
Valaris, Ltd.
57,000 8.375%,  4/30/2030
a
57,600
Venture Global Calcasieu Pass,
LLC
34,000 3.875%,  8/15/2029
a
31,236
40,000 4.125%,  8/15/2031
a
35,821
Venture Global LNG, Inc.
103,000 8.125%,  6/1/2028
a
107,150
43,000 9.000%,  9/30/2029
a,b,h
44,958
117,000 8.375%,  6/1/2031
a
122,022
47,000 9.875%,  2/1/2032
a
51,572
Viridien SA
14,000 8.750%,  4/1/2027
a
13,755
Williams Companies, Inc.
71,000 4.900%,  3/15/2029 70,475
45,000 2.600%,  3/15/2031 38,750
Total 6,220,969
Financials  5.3%
Acrisure, LLC/Acrisure Finance,
Inc.
19,000 4.250%,  2/15/2029
a
17,862
28,000 7.500%,  11/6/2030
a
28,832
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
40,000 6.950%,  3/10/2055
b
41,167
63,000 6.500%,  7/15/2025 63,406
114,000 3.000%,  10/29/2028 105,559
Agree, LP
39,000 5.625%,  6/15/2034 39,114
Air Lease Corporation
32,000 2.300%,  2/1/2025 31,921
24,000 3.375%,  7/1/2025 23,813
64,000 4.650%,  6/15/2026
b,h
61,906
45,000 3.125%,  12/1/2030 39,880
Aircastle, Ltd.
55,000 5.250%,  6/15/2026
a,b,h
53,942
45,000 2.850%,  1/26/2028
a
41,869
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
28,000 4.250%,  10/15/2027
a
26,726
58,000 6.750%,  4/15/2028
a
58,136
39,000 7.000%,  1/15/2031
a
39,152
Ally Financial, Inc.
88,000 4.700%,  5/15/2026
b,e,h
82,119
108,000 8.000%,  11/1/2031 119,408
43,000 6.700%,  2/14/2033 43,347
American Express Company
50,000 3.550%,  9/15/2026
b,h
48,059
American International Group, Inc.
81,000 5.125%,  3/27/2033 79,994
AmWINS Group, Inc.
23,000 6.375%,  2/15/2029
a
23,141
67,000 4.875%,  6/30/2029
a
62,913
Aon North America, Inc.
80,000 5.750%,  3/1/2054 78,008
Apollo Debt Solutions BDC
55,000 6.700%,  7/29/2031
a
56,485
Principal
Amount Long-Term Fixed Income  48.3% Value
Financials  5.3% - continued
Arbor Realty Trust, Inc.,
Convertible
$ 8,000 7.500%,  8/1/2025 $ 7,960
Ares Capital Corporation
18,000 4.250%,  3/1/2025 17,962
104,000 2.150%,  7/15/2026 99,437
48,000 5.875%,  3/1/2029 48,406
Ares Strategic Income Fund
30,000 5.600%,  2/15/2030
a
29,649
Arthur J. Gallagher & Company
60,000 5.750%,  7/15/2054 58,974
20,000 5.000%,  2/15/2032 19,739
Assurant, Inc.
61,000 6.100%,  2/27/2026 61,500
Aviation Capital Group, LLC
48,000 4.875%,  10/1/2025
a
47,936
Avolon Holdings Funding, Ltd.
89,000 4.250%,  4/15/2026
a
87,928
80,000 5.750%,  3/1/2029
a
80,813
Azorra Finance, Ltd.
62,000 7.750%,  4/15/2030
a
61,632
Banco Santander Mexico SA
17,000 5.375%,  4/17/2025
a
16,986
Banco Santander SA
25,000 4.750%,  11/12/2026
b,e,h
23,782
Bank of America Corporation
53,000 6.100%,  3/17/2025
b,h
52,859
85,000 1.319%,  6/19/2026
b
83,612
32,000 1.197%,  10/24/2026
b
31,088
80,000 6.125%,  4/27/2027
b,h
80,526
70,000 1.734%,  7/22/2027
b
66,733
84,000 4.376%,  4/27/2028
b
83,108
134,000 3.593%,  7/21/2028
b
129,746
65,000 4.948%,  7/22/2028
b
65,137
125,000 5.819%,  9/15/2029
b
128,086
179,000 3.974%,  2/7/2030
b
171,541
159,000 2.687%,  4/22/2032
b
136,675
65,000 2.572%,  10/20/2032
b
54,845
82,000 2.972%,  2/4/2033
b
70,482
60,000 5.468%,  1/23/2035
b
60,066
142,000 5.425%,  8/15/2035
b
138,211
42,000 3.846%,  3/8/2037
b
37,203
Bank of Montreal
60,000 5.203%,  2/1/2028 60,466
42,000 3.088%,  1/10/2037
b
34,899
Bank of New York Mellon
Corporation
40,000 6.317%,  10/25/2029
b
42,023
65,000 4.596%,  7/26/2030
b
64,201
41,000 6.474%,  10/25/2034
b
44,271
Bank of Nova Scotia
34,000 4.900%,  6/4/2025
b,h
33,646
Barclays plc
35,000 6.125%,  12/15/2025
b,h
34,918
41,000 2.852%,  5/7/2026
b
40,684
80,000 5.501%,  8/9/2028
b
80,864
68,000 4.972%,  5/16/2029
b
67,346
51,000 6.224%,  5/9/2034
b
52,387
41,000 7.119%,  6/27/2034
b
43,511
BlackRock Funding, Inc.
40,000 5.250%,  3/14/2054 37,787

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Financials  5.3% - continued
Blackstone Mortgage Trust, Inc.,
Convertible
$ 14,000 5.500%,  3/15/2027 $ 13,475
Blackstone Private Credit Fund
40,000 5.600%,  11/22/2029
a
39,492
Blue Owl Capital Corporation II
40,000 8.450%,  11/15/2026 41,925
Blue Owl Credit Income
Corporation
62,000 4.700%,  2/8/2027 61,114
Blue Owl Technology Finance
Corporation
22,000 4.750%,  12/15/2025
a
21,757
67,000 3.750%,  6/17/2026
a
64,800
Blue Owl Technology Finance
Corporation II
20,000 6.750%,  4/4/2029
a
20,123
BNP Paribas SA
55,000 3.132%,  1/20/2033
a,b
46,882
BPCE SA
32,000 2.375%,  1/14/2025
a
31,973
Brixmor Operating Partnership, LP
73,000 2.250%,  4/1/2028 66,705
Burford Capital Global Finance,
LLC
66,000 9.250%,  7/1/2031
a
70,069
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
b,h
26,632
61,000 3.273%,  3/1/2030
b
56,397
Capital One NA
48,000 2.280%,  1/28/2026
b
47,892
Centene Corporation
167,000 3.000%,  10/15/2030 144,104
Charles Schwab Corporation
98,000 5.375%,  6/1/2025
b,h
97,478
54,000 4.000%,  6/1/2026
b,h
52,229
59,000 2.000%,  3/20/2028 54,043
40,000 6.136%,  8/24/2034
b
41,997
Citigroup, Inc.
105,000 3.875%,  2/18/2026
b,h
101,947
159,000 1.122%,  1/28/2027
b
152,694
91,000 1.462%,  6/9/2027
b
86,645
78,000 3.070%,  2/24/2028
b
75,027
29,000 7.375%,  5/15/2028
b,h
29,877
55,000 7.625%,  11/15/2028
b,h
57,301
180,000 4.075%,  4/23/2029
b
174,631
34,000 7.125%,  8/15/2029
b,h
34,632
41,000 6.174%,  5/25/2034
b
41,768
45,000 7.000%,  8/15/2034
b,h
47,456
Citizens Financial Group, Inc.
65,000 4.000%,  10/6/2026
b,h
61,706
30,000 5.718%,  7/23/2032
b
30,104
CNA Financial Corporation
80,000 5.125%,  2/15/2034 78,515
Coinbase Global, Inc., Convertible
111,000 0.500%,  6/1/2026 116,276
126,000 0.250%,  4/1/2030
a
134,198
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,h
41,750
21,000 5.982%,  1/30/2030
b
21,235
Commonwealth Bank of Australia
54,000 2.688%,  3/11/2031
a
46,017
Principal
Amount Long-Term Fixed Income  48.3% Value
Financials  5.3% - continued
Cooperatieve Rabobank UA
$ 35,000 1.339%,  6/24/2026
a,b
$ 34,401
COPT Defense Properties, LP
91,000 2.250%,  3/15/2026 88,065
COPT Defense Properties, LP,
Convertible
25,000 5.250%,  9/15/2028
a
29,000
Corebridge Financial, Inc.
56,000 6.375%,  9/15/2054
b
55,617
42,000 6.875%,  12/15/2052
b
43,101
42,000 6.050%,  9/15/2033 43,442
48,000 5.750%,  1/15/2034 48,894
Cousins Properties, LP
10,000 5.375%,  2/15/2032 9,821
Credit Acceptance Corporation
52,000 9.250%,  12/15/2028
a
54,999
Credit Agricole SA
45,000 3.250%,  1/14/2030
a
40,404
Credit Suisse Group AG
32,000 7.250%,  N/A
*,i
3,200
22,000 7.500%,  N/A
*,i
2,200
Deutsche Bank AG/New York, NY
152,000 2.129%,  11/24/2026
b
148,109
64,000 2.311%,  11/16/2027
b
60,831
58,000 6.819%,  11/20/2029
b
60,693
62,000 3.742%,  1/7/2033
b
52,524
Digital Realty Trust, LP, Convertible
89,000 1.875%,  11/15/2029
a
91,670
Discover Bank
90,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
91,652
Discover Financial Services
19,000 6.700%,  11/29/2032 20,250
Diversified Healthcare Trust
33,000 Zero Coupon,  1/15/2026
a
31,055
Drawbridge Special Opportunities
Fund, LP
97,000 3.875%,  2/15/2026
a
94,450
Elevance Health, Inc.
80,000 5.650%,  6/15/2054 76,657
124,000 2.550%,  3/15/2031 106,396
Encore Capital Group, Inc.,
Convertible
91,000 4.000%,  3/15/2029 91,845
Extra Space Storage, LP
39,000 5.900%,  1/15/2031 40,229
44,000 2.400%,  10/15/2031 36,560
Fairfax Financial Holdings, Ltd.
60,000 6.350%,  3/22/2054 61,782
Federal Realty OP, LP, Convertible
53,000 3.250%,  1/15/2029
a
53,769
Fifth Third Bancorp
44,000 4.500%,  9/30/2025
b,h
43,394
44,000 4.772%,  7/28/2030
b
43,108
Fifth Third Bank NA
110,000 3.850%,  3/15/2026 108,619
FirstCash, Inc.
69,000 5.625%,  1/1/2030
a
66,477
Fortress Transportation and
Infrastructure Investors, LLC
29,000 5.500%,  5/1/2028
a
28,363

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Financials  5.3% - continued
$ 51,000 7.000%,  5/1/2031
a
$ 52,027
32,000 7.000%,  6/15/2032
a
32,631
Freedom Mortgage Corporation
22,000 7.625%,  5/1/2026
a
22,053
Freedom Mortgage Holdings, LLC
65,000 9.250%,  2/1/2029
a
67,076
28,000 9.125%,  5/15/2031
a
28,870
FS KKR Capital Corporation
45,000 3.400%,  1/15/2026 44,129
45,000 2.625%,  1/15/2027
e
42,593
GGAM Finance, Ltd.
22,000 7.750%,  5/15/2026
a
22,305
28,000 8.000%,  6/15/2028
a
29,400
53,000 5.875%,  3/15/2030
a
51,988
Global Aircraft Leasing Company,
Ltd.
70,000 8.750%,  9/1/2027
a
71,392
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
83,000 3.750%,  12/15/2027
a
75,748
goeasy, Ltd.
45,000 9.250%,  12/1/2028
a
47,960
29,000 7.625%,  7/1/2029
a
29,632
18,000 6.875%,  5/15/2030
a
18,150
Goldman Sachs BDC, Inc.
36,000 6.375%,  3/11/2027 36,854
Goldman Sachs Group, Inc.
46,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2025
b,h
45,964
51,000 0.855%,  2/12/2026
b
50,749
33,000 3.650%,  8/10/2026
b,h
31,528
57,000 4.125%,  11/10/2026
b,h
54,476
60,000 1.948%,  10/21/2027
b
56,927
42,000 2.640%,  2/24/2028
b
40,058
124,000 3.615%,  3/15/2028
b
120,582
86,000 4.482%,  8/23/2028
b
85,005
90,000 3.814%,  4/23/2029
b
86,561
44,000 3.800%,  3/15/2030 41,262
44,000 2.615%,  4/22/2032
b
37,494
45,000 2.383%,  7/21/2032
b
37,503
29,000 6.125%,  11/10/2034
b,h
28,626
70,000 5.330%,  7/23/2035
b
68,693
60,000 5.016%,  10/23/2035
b
57,421
Hartford Financial Services Group,
Inc.
45,000 2.800%,  8/19/2029 40,985
22,000
6.910%,  (TSFR3M +
2.387%), 2/12/2047
a,b
20,237
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
9,000 Zero Coupon,  5/1/2025
a
9,630
31,000 3.750%,  8/15/2028
a
35,867
Health Care Service Corporation
61,000 5.450%,  6/15/2034
a
60,951
HSBC Holdings plc
41,000 1.645%,  4/18/2026
b
40,595
126,000 4.583%,  6/19/2029
b
123,444
53,000 2.804%,  5/24/2032
b
45,034
HUB International, Ltd.
80,000 7.250%,  6/15/2030
a
81,980
Principal
Amount Long-Term Fixed Income  48.3% Value
Financials  5.3% - continued
Huntington Bancshares, Inc./OH
$ 28,000 4.450%,  10/15/2027
b,h
$ 26,751
95,000 5.709%,  2/2/2035
b
94,815
54,000 6.141%,  11/18/2039
b
53,930
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
25,000 6.250%,  5/15/2026 24,787
112,000 5.250%,  5/15/2027 106,039
ING Groep NV
90,000 1.726%,  4/1/2027
b
86,508
46,000 6.083%,  9/11/2027
b
46,883
Intercontinental Exchange, Inc.
62,000 4.350%,  6/15/2029 60,644
Intesa Sanpaolo SPA
34,000 4.198%,  6/1/2032
a,b
29,564
Invitation Homes Operating
Partnership, LP
68,000 2.000%,  8/15/2031 55,174
J.P. Morgan Chase & Company
48,000 4.600%,  2/1/2025
b,h
47,786
41,000 4.000%,  4/1/2025
b,h
40,606
40,000 3.650%,  6/1/2026
b,h
38,803
190,000 1.045%,  11/19/2026
b
183,910
90,000 1.578%,  4/22/2027
b
86,421
134,000 4.005%,  4/23/2029
b
129,919
45,000 2.069%,  6/1/2029
b
40,890
179,000 4.493%,  3/24/2031
b
174,414
42,000 2.963%,  1/25/2033
b
36,304
44,000 4.912%,  7/25/2033
b
43,020
42,000 5.717%,  9/14/2033
b
42,898
29,000 5.350%,  6/1/2034
b
28,980
36,000 6.254%,  10/23/2034
b
38,048
20,000 5.336%,  1/23/2035
b
19,873
72,000 5.766%,  4/22/2035
b
73,650
60,000 5.534%,  11/29/2045
b
58,569
Jane Street Group/JSG Finance,
Inc.
45,000 4.500%,  11/15/2029
a
42,140
15,000 7.125%,  4/30/2031
a
15,415
25,000 6.125%,  11/1/2032
a
24,767
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
24,000 5.000%,  8/15/2028
a
22,513
36,000 6.625%,  10/15/2031
a
35,943
Jefferson Capital Holdings, LLC
22,000 6.000%,  8/15/2026
a
21,959
56,000 9.500%,  2/15/2029
a
59,321
KeyBank NA/Cleveland, OH
67,000 3.900%,  4/13/2029 62,909
77,000 5.000%,  1/26/2033 73,852
Kilroy Realty, LP
58,000 4.250%,  8/15/2029 54,651
28,000 6.250%,  1/15/2036 27,779
Kite Realty Group, LP, Convertible
4,000 0.750%,  4/1/2027
a
4,304
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
28,000 4.250%,  2/1/2027
a
27,000
75,000 4.750%,  6/15/2029
a
70,719
Liberty Mutual Group, Inc.
16,000 4.125%,  12/15/2051
a,b
15,226

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Financials  5.3% - continued
Lincoln National Corporation
$ 50,000
7.105%,  (TSFR3M +
2.619%), 2/18/2025
b
$ 42,547
Lloyds Banking Group plc
143,000 1.627%,  5/11/2027
b
136,787
M&T Bank Corporation
96,000 3.500%,  9/1/2026
b,h
91,112
Macquarie Airfinance Holdings,
Ltd.
51,000 6.400%,  3/26/2029
a
52,476
33,000 5.150%,  3/17/2030
a
32,236
14,000 6.500%,  3/26/2031
a
14,463
Macquarie Group, Ltd.
89,000 1.629%,  9/23/2027
a,b
84,110
Marsh & McLennan Companies,
Inc.
40,000 2.375%,  12/15/2031 33,532
MetLife, Inc.
84,000 3.850%,  9/15/2025
b,h
82,469
44,000 5.875%,  3/15/2028
b,h
43,768
57,000 6.400%,  12/15/2036 58,101
Metropolitan Life Global Funding I
73,000 2.950%,  4/9/2030
a
65,926
Mid-America Apartments, LP
90,000 4.200%,  6/15/2028 87,991
Mitsubishi UFJ Financial Group,
Inc.
91,000 1.538%,  7/20/2027
b
86,549
Mizuho Financial Group, Inc.
97,000 1.554%,  7/9/2027
b
92,325
93,000 2.564%,  9/13/2031 77,803
40,000 5.748%,  7/6/2034
b
40,775
Molina Healthcare, Inc.
54,000 4.375%,  6/15/2028
a
51,176
29,000 6.250%,  1/15/2033
a
28,662
Morgan Stanley
44,000 5.516%,  11/19/2055
b
42,403
69,000 2.188%,  4/28/2026
b
68,385
39,000 0.985%,  12/10/2026
b
37,609
90,000 1.593%,  5/4/2027
b
86,268
93,000 1.512%,  7/20/2027
b
88,382
28,000 5.123%,  2/1/2029
b
28,077
134,000 3.622%,  4/1/2031
b
124,463
42,000 2.943%,  1/21/2033
b
35,984
44,000 4.889%,  7/20/2033
b
42,627
42,000 5.250%,  4/21/2034
b
41,357
47,000 5.424%,  7/21/2034
b
46,672
33,000 5.831%,  4/19/2035
b
33,628
78,000 2.484%,  9/16/2036
b
63,440
MPT Operating Partnership, LP/
MPT Finance Corporation
50,000 4.625%,  8/1/2029
e
35,827
Nasdaq, Inc.
37,000 5.350%,  6/28/2028 37,519
Nationstar Mortgage Holdings,
Inc.
14,000 5.500%,  8/15/2028
a
13,597
44,000 5.125%,  12/15/2030
a
41,053
NatWest Group plc
45,000 4.892%,  5/18/2029
b
44,543
97,000 6.475%,  6/1/2034
b
99,571
Principal
Amount Long-Term Fixed Income  48.3% Value
Financials  5.3% - continued
Navient Corporation
$ 17,000 5.000%,  3/15/2027 $ 16,663
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
18,000 4.500%,  9/30/2028
a
16,480
New Mountain Finance
Corporation, Convertible
12,000 7.500%,  10/15/2025 12,024
New York Life Global Funding
43,000 4.550%,  1/28/2033
a
41,103
40,000 5.000%,  1/9/2034
a
39,532
Nippon Life Insurance Company
135,000 5.950%,  4/16/2054
a,b
136,131
NNN REIT, Inc.
45,000 2.500%,  4/15/2030 39,387
Nomura Holdings, Inc.
67,000 2.172%,  7/14/2028 60,503
69,000 5.783%,  7/3/2034 69,747
Omega Healthcare Investors, Inc.
46,000 4.750%,  1/15/2028 45,377
45,000 3.375%,  2/1/2031 39,909
OneMain Finance Corporation
107,000 3.500%,  1/15/2027 102,065
134,000 3.875%,  9/15/2028 123,486
Panther Escrow Issuer, LLC
80,000 7.125%,  6/1/2031
a
80,800
Park Intermediate Holdings, LLC
78,000 4.875%,  5/15/2029
a
73,401
Pebblebrook Hotel Trust,
Convertible
238,000 1.750%,  12/15/2026 221,007
PNC Bank NA
45,000 2.700%,  10/22/2029 40,376
PNC Financial Services Group,
Inc.
42,000 6.200%,  9/15/2027
b,h
42,181
36,000 5.582%,  6/12/2029
b
36,628
58,000 6.250%,  3/15/2030
b,h
58,546
40,000 6.875%,  10/20/2034
b
43,662
PRA Group, Inc.
44,000 8.375%,  2/1/2028
a
45,232
Prologis Targeted US Logistics
Fund, LP
58,000 5.250%,  4/1/2029
a
58,654
35,000 5.250%,  1/15/2035
a
34,373
Prologis, LP
48,000 5.250%,  3/15/2054 44,777
Provident Financing Trust I
42,000 7.405%,  3/15/2038 44,533
Prudential Financial, Inc.
42,000 5.125%,  3/1/2052
b
39,968
43,000 6.750%,  3/1/2053
b
44,852
100,000 6.500%,  3/15/2054
b
102,847
42,000 3.700%,  10/1/2050
b
37,363
Realty Income Corporation
75,000 3.200%,  1/15/2027 72,715
Redwood Trust, Inc., Convertible
13,000 7.750%,  6/15/2027 12,727
Regency Centers, LP
61,000 5.250%,  1/15/2034 60,114

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Financials  5.3% - continued
Regions Financial Corporation
$ 40,000 2.250%,  5/18/2025 $ 39,598
49,000 5.750%,  6/15/2025
b,e,h
48,590
Reinsurance Group of America,
Inc.
44,000 6.000%,  9/15/2033 45,221
79,000 5.750%,  9/15/2034
e
79,622
Rexford Industrial Realty, LP,
Convertible
34,000 4.375%,  3/15/2027
a
33,184
51,000 4.125%,  3/15/2029
a
49,496
RGA Global Funding
37,000 5.500%,  1/11/2031
a
37,389
RHP Hotel Properties, LP/RHP
Finance Corporation
14,000 4.750%,  10/15/2027 13,543
28,000 4.500%,  2/15/2029
a
26,436
RLJ Lodging Trust, LP
26,000 4.000%,  9/15/2029
a
23,562
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
60,000 3.625%,  3/1/2029
a
54,337
38,000 3.875%,  3/1/2031
a
33,109
40,000 4.000%,  10/15/2033
a
33,315
Ryan Specialty, LLC
15,000 4.375%,  2/1/2030
a
14,082
48,000 5.875%,  8/1/2032
a
47,493
Santander Holdings USA, Inc.
90,000 3.450%,  6/2/2025 89,452
41,000 2.490%,  1/6/2028
b
38,883
Santander UK Group Holdings plc
92,000 1.673%,  6/14/2027
b
87,568
Service Properties Trust
25,000 5.500%,  12/15/2027 23,378
37,000 8.375%,  6/15/2029 35,770
45,000 8.625%,  11/15/2031
a
46,826
Simon Property Group, LP
73,000 2.650%,  7/15/2030 64,974
41,000 6.250%,  1/15/2034 43,479
SLM Corporation
30,000 4.200%,  10/29/2025 29,732
Societe Generale SA
41,000 1.488%,  12/14/2026
a,b
39,567
25,000 10.000%,  11/14/2028
a,b,h
26,653
Standard Chartered plc
63,000 2.608%,  1/12/2028
a,b
59,992
50,000 5.688%,  5/14/2028
a,b
50,640
Starwood Property Trust, Inc.,
Convertible
101,000 6.750%,  7/15/2027 104,912
State Street Corporation
28,000 6.700%,  3/15/2029
b,h
28,553
44,000 4.421%,  5/13/2033
b
41,882
Sumitomo Life Insurance Company
90,000 3.375%,  4/15/2081
a,b
79,264
Sumitomo Mitsui Financial Group,
Inc.
63,000 2.174%,  1/14/2027 59,873
75,000 5.716%,  9/14/2028 76,815
67,000 2.142%,  9/23/2030 56,732
54,000 5.766%,  1/13/2033 55,558
Principal
Amount Long-Term Fixed Income  48.3% Value
Financials  5.3% - continued
Summit Hotel Properties, Inc.,
Convertible
$ 103,000 1.500%,  2/15/2026 $ 99,498
Synchrony Financial
29,000 5.935%,  8/2/2030
b
29,266
29,000 7.250%,  2/2/2033 29,936
Synovus Bank
40,000 5.625%,  2/15/2028 40,071
Toronto-Dominion Bank
32,000 8.125%,  10/31/2082
b
33,354
57,000 5.523%,  7/17/2028 57,930
44,000 4.456%,  6/8/2032 41,692
24,000 5.146%,  9/10/2034
b
23,481
Truist Bank
42,000 2.250%,  3/11/2030 36,067
Truist Financial Corporation
74,000 6.047%,  6/8/2027
b
75,217
37,000 1.887%,  6/7/2029
b
33,382
85,000 5.100%,  3/1/2030
b,h
82,158
64,000 5.153%,  8/5/2032
b
63,251
56,000 5.711%,  1/24/2035
b
56,429
U.S. Bancorp
65,000 4.548%,  7/22/2028
b
64,468
19,000 5.836%,  6/12/2034
b
19,369
56,000 5.678%,  1/23/2035
b
56,473
UBS Group AG
60,000 4.875%,  2/12/2027
a,b,h
57,145
88,000 3.869%,  1/12/2029
a,b
84,737
UniCredit SPA
28,000 5.861%,  6/19/2032
a,b
28,040
United Wholesale Mortgage, LLC
76,000 5.500%,  4/15/2029
a
73,207
UnitedHealth Group, Inc.
119,000 5.375%,  4/15/2054 111,604
88,000 4.200%,  5/15/2032 82,921
USB Realty Corporation
49,000
6.065%,  (TSFR3M +
1.409%), 1/15/2027
a,b,h
39,175
UWM Holdings, LLC
24,000 6.625%,  2/1/2030
a
23,852
Ventas Realty, LP, Convertible
63,000 3.750%,  6/1/2026 71,631
Vornado Realty, LP
21,000 3.400%,  6/1/2031 17,889
Wells Fargo & Company
81,000 3.900%,  3/15/2026
b,e,h
78,701
119,000 2.188%,  4/30/2026
b
117,923
41,000 3.526%,  3/24/2028
b
39,767
89,000 3.584%,  5/22/2028
b
86,245
65,000 4.808%,  7/25/2028
b
64,769
58,000 7.625%,  9/15/2028
b,e,h
61,545
90,000 4.478%,  4/4/2031
b
87,118
29,000 5.389%,  4/24/2034
b
28,677
40,000 5.557%,  7/25/2034
b
39,947
37,000 6.491%,  10/23/2034
b
39,330
161,000 5.499%,  1/23/2035
b
160,316
Welltower OP, LLC, Convertible
130,000 2.750%,  5/15/2028
a
175,955
Westpac Banking Corporation
67,000 4.110%,  7/24/2034
b
63,096

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Financials  5.3% - continued
Willis North America, Inc.
$ 40,000 5.900%,  3/5/2054 $ 39,393
90,000 4.500%,  9/15/2028 88,381
XHR, LP
27,000 4.875%,  6/1/2029
a
25,472
12,000 6.625%,  5/15/2030
a
12,039
Total 20,862,664
Foreign Government  0.1%
NBN Company, Ltd.
82,000 2.625%,  5/5/2031
a,e
70,863
Saudi Arabian Oil Company
58,000 5.750%,  7/17/2054
a
54,241
Teine Energy, Ltd.
50,000 6.875%,  4/15/2029
a
48,551
Total 173,655
Mortgage-Backed Securities  12.4%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
321,067 2.000%,  1/1/2052 253,609
1,681,715 2.500%,  5/1/2051 1,386,371
944,486 3.500%,  5/1/2052 839,107
1,015,484 4.000%,  5/1/2052 936,998
2,623,131 5.000%,  7/1/2053 2,546,500
686,896 5.500%,  7/1/2053 682,586
298,268 5.000%,  8/1/2053 290,191
382,390 5.500%,  9/1/2053 382,250
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
904,289 2.500%,  7/1/2030 860,522
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
827,231 3.500%,  5/1/2040 765,543
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,465,833 3.000%,  1/1/2052 2,116,604
377,347 2.000%,  2/1/2051 298,363
248,564 2.000%,  2/1/2051 196,537
1,173,245 2.500%,  2/1/2051 968,808
1,300,932 2.500%,  2/1/2051 1,061,442
2,467,535 2.000%,  3/1/2051 1,935,542
1,205,733 4.000%,  3/1/2051 1,115,789
2,645,815 3.000%,  3/1/2052 2,254,160
1,709,516 2.000%,  4/1/2051 1,333,805
1,606,254 3.000%,  4/1/2051 1,376,817
1,653,511 3.000%,  5/1/2050 1,423,723
450,799 2.000%,  5/1/2051 354,407
803,740 3.000%,  5/1/2051 695,825
854,559 3.000%,  6/1/2050 744,878
345,864 4.000%,  6/1/2052 316,949
1,529,155 5.000%,  6/1/2053 1,486,650
1,913,410 2.500%,  7/1/2051 1,590,397
631,996 3.500%,  7/1/2051 567,191
987,238 4.000%,  7/1/2052 904,707
779,630 2.500%,  8/1/2050 647,121
1,358,926 3.500%,  8/1/2050 1,222,586
1,676,079 3.500%,  8/1/2052 1,485,562
Principal
Amount Long-Term Fixed Income  48.3% Value
Mortgage-Backed Securities  12.4% -
continued
$ 1,090,569 4.500%,  8/1/2052 $ 1,027,515
389,834 5.000%,  8/1/2053 378,991
1,146,759 3.500%,  9/1/2052 1,023,103
490,013 3.500%,  9/1/2052 437,277
332,308 5.000%,  9/1/2052 321,906
271,755 4.500%,  9/1/2053 257,401
865,752 4.500%,  9/1/2053 816,809
1,689,547 4.000%,  10/1/2052 1,551,036
457,698 2.000%,  11/1/2051 361,376
635,243 3.500%,  11/1/2052 567,622
1,843,009 2.000%,  12/1/2050 1,448,256
3,177,969 4.500%,  12/1/2052 3,012,507
800,000 5.500%,  1/1/2041
j
789,399
250,000 4.000%,  1/1/2049
j
228,595
200,000 4.500%,  1/1/2049
j
188,094
275,000 5.000%,  1/1/2049
j
265,395
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,153,973 2.500%,  3/1/2062 1,714,717
743,020 3.500%,  7/1/2061 645,557
875,415 4.000%,  12/1/2061 794,644
Total 48,871,740
Technology  1.7%
Accenture Capital, Inc.
15,000 4.250%,  10/4/2031 14,414
49,000 4.500%,  10/4/2034 46,566
Advanced Micro Devices, Inc.
44,000 3.924%,  6/1/2032 40,839
Akamai Technologies, Inc.,
Convertible
82,000 0.125%,  5/1/2025 86,720
89,000 0.375%,  9/1/2027 89,227
92,000 1.125%,  2/15/2029 89,704
Analog Devices, Inc.
22,000 2.100%,  10/1/2031 18,429
Apple, Inc.
201,000 3.750%,  9/12/2047 158,205
Automatic Data Processing, Inc.
65,000 4.450%,  9/9/2034 61,881
Block, Inc.
104,000 6.500%,  5/15/2032
a
105,004
Block, Inc., Convertible
43,000 0.125%,  3/1/2025 42,613
124,000 0.250%,  11/1/2027 107,384
Boost Newco Borrower, LLC
70,000 7.500%,  1/15/2031
a
73,385
Broadcom, Inc.
41,000 4.000%,  4/15/2029
a
39,444
30,000 4.800%,  10/15/2034 28,950
Cadence Design Systems, Inc.
22,000 4.700%,  9/10/2034 21,092
Cisco Systems, Inc.
80,000 5.350%,  2/26/2064 76,685
Clarivate Science Holdings
Corporation
30,000 3.875%,  7/1/2028
a
27,947
Cloud Software Group, Inc.
148,000 6.500%,  3/31/2029
a
145,268

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Technology  1.7% - continued
Consensus Cloud Solutions, Inc.
$ 14,000 6.000%,  10/15/2026
a
$ 13,814
CoreLogic, Inc.
17,000 4.500%,  5/1/2028
a
15,819
CSG Systems International, Inc.,
Convertible
101,000 3.875%,  9/15/2028 101,707
Dayforce, Inc., Convertible
212,000 0.250%,  3/15/2026 203,732
Dell International, LLC/EMC
Corporation
29,000 5.300%,  10/1/2029 29,278
Dell, Inc.
53,000 6.500%,  4/15/2038 55,441
Diebold Nixdorf, Inc.
61,000 7.750%,  3/31/2030
a
62,620
Euronet Worldwide, Inc.,
Convertible
75,000 0.750%,  3/15/2049 74,137
Fiserv, Inc.
78,000 5.350%,  3/15/2031 79,287
20,000 5.600%,  3/2/2033 20,256
78,000 5.450%,  3/15/2034 78,047
58,000 5.150%,  8/12/2034 56,674
Gen Digital, Inc.
2,000 6.750%,  9/30/2027
a
2,030
34,000 7.125%,  9/30/2030
a
34,867
Global Payments, Inc.
48,000 5.950%,  8/15/2052
e
46,530
17,000 2.650%,  2/15/2025 16,947
64,000 4.950%,  8/15/2027 64,087
45,000 3.200%,  8/15/2029 41,219
Global Payments, Inc., Convertible
144,000 1.500%,  3/1/2031
a
140,976
Hewlett Packard Enterprise
Company
44,000 4.850%,  10/15/2031 42,912
IBM International Capital Private,
Ltd.
59,000 5.300%,  2/5/2054 54,355
II-VI, Inc.
26,000 5.000%,  12/15/2029
a
24,812
InterDigital, Inc., Convertible
101,000 3.500%,  6/1/2027 253,749
Iron Mountain, Inc.
55,000 5.000%,  7/15/2028
a
53,164
47,000 4.875%,  9/15/2029
a
44,668
66,000 4.500%,  2/15/2031
a
60,338
Jabil, Inc.
41,000 5.450%,  2/1/2029 41,335
Marvell Technology, Inc.
44,000 2.950%,  4/15/2031 38,596
Mastercard, Inc.
40,000 2.000%,  11/18/2031 33,230
48,000 4.875%,  5/9/2034 47,256
Microchip Technology, Inc.
25,000 5.050%,  3/15/2029 24,949
Microchip Technology, Inc.,
Convertible
94,000 0.750%,  6/1/2030
a
86,433
Principal
Amount Long-Term Fixed Income  48.3% Value
Technology  1.7% - continued
MKS Instruments, Inc., Convertible
$ 260,000 1.250%,  6/1/2030
a
$ 251,680
Moody's Corporation
42,000 4.250%,  8/8/2032 39,853
NCR Atleos Corporation
23,000 9.500%,  4/1/2029
a
24,916
NCR Voyix Corporation
42,000 5.000%,  10/1/2028
a
40,397
26,000 5.125%,  4/15/2029
a
24,875
Neptune Bidco US, Inc.
93,000 9.290%,  4/15/2029
a
86,501
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
17,000 2.700%,  5/1/2025 16,883
45,000 4.300%,  6/18/2029 43,681
ON Semiconductor Corporation,
Convertible
110,000 Zero Coupon,  5/1/2027 143,990
99,000 0.500%,  3/1/2029 93,208
Open Text Corporation
74,000 3.875%,  12/1/2029
a
66,937
Open Text Holdings, Inc.
80,000 4.125%,  2/15/2030
a
72,550
Oracle Corporation
66,000 5.375%,  9/27/2054 60,834
141,000 6.900%,  11/9/2052 157,882
43,000 6.150%,  11/9/2029 45,102
112,000 2.950%,  4/1/2030 101,104
64,000 6.250%,  11/9/2032 67,825
PayPal Holdings, Inc.
80,000 5.500%,  6/1/2054 78,128
Pitney Bowes, Inc.
14,000 6.875%,  3/15/2027
a
13,932
Progress Software Corporation,
Convertible
38,000 1.000%,  4/15/2026 45,582
28,000 3.500%,  3/1/2030
a
32,904
RingCentral, Inc.
55,000 8.500%,  8/15/2030
a
58,191
Rocket Software, Inc.
34,000 9.000%,  11/28/2028
a
35,210
S&P Global, Inc.
41,000 2.900%,  3/1/2032 35,774
Salesforce.com, Inc.
117,000 1.950%,  7/15/2031 98,196
Seagate HDD Cayman
50,330 9.625%,  12/1/2032 56,714
Semtech Corporation, Convertible
74,000 1.625%,  11/1/2027 130,647
Sensata Technologies, Inc.
16,000 3.750%,  2/15/2031
a
13,988
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
20,000 4.625%,  11/1/2026
a
19,750
SS&C Technologies, Inc.
56,000 5.500%,  9/30/2027
a
55,463
12,000 6.500%,  6/1/2032
a
12,105
Synaptics, Inc., Convertible
101,000 0.750%,  12/1/2031
a
101,541
Texas Instruments, Inc.
40,000 5.150%,  2/8/2054 37,445

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Technology  1.7% - continued
UKG, Inc.
$ 29,000 6.875%,  2/1/2031
a
$ 29,421
Verint Systems, Inc., Convertible
59,000 0.250%,  4/15/2026 55,313
Verisk Analytics, Inc.
138,000 5.250%,  6/5/2034 136,310
Viavi Solutions, Inc.
55,000 3.750%,  10/1/2029
a
49,596
Viavi Solutions, Inc., Convertible
75,000 1.625%,  3/15/2026 76,500
Vishay Intertechnology, Inc.,
Convertible
159,000 2.250%,  9/15/2030
e
141,908
VMware, LLC
91,000 1.400%,  8/15/2026 86,205
94,000 4.700%,  5/15/2030 91,967
56,000 2.200%,  8/15/2031 46,455
Western Digital Corporation,
Convertible
181,000 3.000%,  11/15/2028 239,825
Xerox Holdings Corporation
7,000 5.000%,  8/15/2025
a
6,964
110,000 5.500%,  8/15/2028
a
94,355
Xerox Holdings Corporation,
Convertible
122,000 3.750%,  3/15/2030
a,e
91,622
Xilinx, Inc.
28,000 2.375%,  6/1/2030 24,678
Ziff Davis, Inc., Convertible
4,000 1.750%,  11/1/2026 3,738
58,000 3.625%,  3/1/2028
a
56,661
Total 6,612,328
Transportation  0.4%
Air Canada
74,000 3.875%,  8/15/2026
a
71,899
Air Transport Services Group, Inc.,
Convertible
78,000 3.875%,  8/15/2029 77,158
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
113,500 5.500%,  4/20/2026
a
113,133
27,790 5.750%,  4/20/2029
a
27,559
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
35,000 5.375%,  3/1/2029
a,e
32,737
Burlington Northern Santa Fe, LLC
40,000 5.500%,  3/15/2055 39,293
DCLI Bidco, LLC
22,000 7.750%,  11/15/2029
a
22,493
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028 79,964
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
31,960 4.500%,  10/20/2025
a
31,759
ERAC USA Finance, LLC
80,000 5.200%,  10/30/2034
a
79,033
JetBlue Airways Corporation/
JetBlue Loyalty, LP
44,000 9.875%,  9/20/2031
a
46,745
Principal
Amount Long-Term Fixed Income  48.3% Value
Transportation  0.4% - continued
Mileage Plus Holdings, LLC
$ 59,000 6.500%,  6/20/2027
a
$ 59,372
Norfolk Southern Corporation
64,000 4.450%,  3/1/2033 61,061
OneSky Flight, LLC
60,000 8.875%,  12/15/2029
a
60,042
Penske Truck Leasing Company,
LP/PTL Finance Corporation
35,000 1.200%,  11/15/2025
a
33,889
35,000 5.750%,  5/24/2026
a
35,357
47,000 1.700%,  6/15/2026
a
44,869
Rand Parent, LLC
62,000 8.500%,  2/15/2030
a,e
62,340
RXO, Inc.
62,000 7.500%,  11/15/2027
a
63,684
Ryder System, Inc.
37,000 2.850%,  3/1/2027 35,510
Southwest Airlines Company
42,000 5.125%,  6/15/2027 42,187
Southwest Airlines Company,
Convertible
135,000 1.250%,  5/1/2025 138,578
Stena International SA
45,000 7.250%,  1/15/2031
a
45,916
United Airlines, Inc.
55,000 4.375%,  4/15/2026
a
54,079
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
a
16,547
29,000 6.375%,  2/1/2030
a,e
25,341
Total 1,400,545
U.S. Government & Agencies  6.1%
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 420,157
U.S. Treasury Bonds
300,000 4.250%,  2/15/2054 273,675
3,200,000 4.750%,  11/15/2053 3,165,741
2,190,000 3.250%,  5/15/2042 1,781,324
4,510,000 3.375%,  8/15/2042 3,722,789
U.S. Treasury Notes
300,000 4.250%,  12/31/2025 300,076
1,620,000 0.500%,  2/28/2026 1,552,072
2,500,000 3.500%,  9/30/2026 2,468,510
870,000 0.500%,  4/30/2027 798,032
1,550,000 1.125%,  2/29/2028 1,405,963
3,100,000 4.125%,  7/31/2028 3,078,606
2,500,000 3.500%,  9/30/2029 2,405,484
715,000 1.375%,  11/15/2031 584,271
900,000 4.125%,  11/15/2032 877,787
100,000 3.375%,  5/15/2033 91,898
1,200,000 4.000%,  2/15/2034 1,148,831
Total 24,075,216
Utilities  1.7%
AEP Texas, Inc.
45,000 4.700%,  5/15/2032 43,055
AES Corporation
30,000 7.600%,  1/15/2055
b
30,813

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Utilities  1.7% - continued
$ 72,000 3.950%,  7/15/2030
a
$ 66,370
Algonquin Power & Utilities
Corporation
105,000 4.750%,  1/18/2082
b
98,586
Alliant Energy Corporation,
Convertible
53,000 3.875%,  3/15/2026 54,378
Alpha Generation, LLC
21,000 6.750%,  10/15/2032
a
20,777
Ameren Corporation
45,000 1.750%,  3/15/2028 40,712
American Electric Power
Company, Inc.
51,000 6.950%,  12/15/2054
b
52,620
44,000 2.300%,  3/1/2030 38,283
20,000 5.625%,  3/1/2033 20,204
American Water Capital
Corporation
58,000 5.450%,  3/1/2054 55,463
American Water Capital
Corporation, Convertible
80,000 3.625%,  6/15/2026 78,960
Arizona Public Service Company
37,000 5.550%,  8/1/2033 37,002
Atmos Energy Corporation
30,000 5.000%,  12/15/2054 27,022
Calpine Corporation
56,000 4.500%,  2/15/2028
a
53,710
CenterPoint Energy, Inc.
29,000 7.000%,  2/15/2055
b
29,830
14,000 6.700%,  5/15/2055
b
13,923
56,000 1.450%,  6/1/2026 53,488
67,000 2.650%,  6/1/2031 57,566
CenterPoint Energy, Inc.,
Convertible
89,000 4.250%,  8/15/2026 90,913
CMS Energy Corporation,
Convertible
67,000 3.375%,  5/1/2028 69,378
Consolidated Edison Company of
New York, Inc.
120,000 5.700%,  5/15/2054 119,365
Constellation Energy Generation,
LLC
60,000 5.750%,  3/15/2054 58,336
41,000 5.800%,  3/1/2033 41,894
Dominion Energy, Inc.
48,000 6.875%,  2/1/2055
b
49,879
48,000 7.000%,  6/1/2054
b
50,687
45,000 3.375%,  4/1/2030 41,392
DTE Energy Company
42,000 4.875%,  6/1/2028 41,853
Duke Energy Carolinas, LLC
121,000 5.400%,  1/15/2054 115,895
Duke Energy Corporation
56,000 3.250%,  1/15/2082
b
52,054
55,000 5.800%,  6/15/2054 53,575
33,000 6.450%,  9/1/2054
b
33,401
89,000 2.450%,  6/1/2030 78,010
43,000 4.500%,  8/15/2032 40,963
44,000 5.750%,  9/15/2033 45,111
Principal
Amount Long-Term Fixed Income  48.3% Value
Utilities  1.7% - continued
Duke Energy Corporation,
Convertible
$ 128,000 4.125%,  4/15/2026 $ 131,200
Duke Energy Ohio, Inc.
40,000 5.550%,  3/15/2054 38,674
Edison International
28,000 7.875%,  6/15/2054
b
28,920
54,000 4.950%,  4/15/2025 53,955
43,000 5.000%,  12/15/2026
b,h
41,913
75,000 5.450%,  6/15/2029 75,678
Enel Finance International NV
93,000 1.625%,  7/12/2026
a
88,654
Entergy Corporation
45,000 1.900%,  6/15/2028 40,645
Evergy, Inc., Convertible
113,000 4.500%,  12/15/2027 122,661
Eversource Energy
90,000 4.600%,  7/1/2027 89,379
Exelon Corporation
157,000 5.600%,  3/15/2053 151,062
45,000 4.050%,  4/15/2030 42,883
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
96,152
FirstEnergy Corporation,
Convertible
119,000 4.000%,  5/1/2026 119,417
Georgia Power Company
25,000 4.950%,  5/17/2033 24,482
ITC Holdings Corporation
43,000 4.950%,  9/22/2027
a
43,062
Jersey Central Power & Light
Company
80,000 2.750%,  3/1/2032
a
67,944
Lightning Power, LLC
45,000 7.250%,  8/15/2032
a
46,266
MidAmerican Energy Company
161,000 5.300%,  2/1/2055 152,087
National Rural Utilities Cooperative
Finance Corporation
40,000 4.850%,  2/7/2029 40,021
NextEra Energy Capital Holdings,
Inc.
31,000 3.800%,  3/15/2082
b
29,491
68,000 6.750%,  6/15/2054
b
69,665
40,000 6.051%,  3/1/2025 40,071
45,000 2.250%,  6/1/2030 38,907
NextEra Energy Capital Holdings,
Inc., Convertible
63,000 3.000%,  3/1/2027
a
72,954
NextEra Energy Operating
Partners, LP
81,000 3.875%,  10/15/2026
a
77,450
NextEra Energy Partners, LP,
Convertible
188,000 Zero Coupon,  11/15/2025
a
176,720
36,000 2.500%,  6/15/2026
a
33,842
NiSource, Inc.
15,000 6.375%,  3/31/2055
b
14,932
32,000 6.950%,  11/30/2054
b
32,579
45,000 2.950%,  9/1/2029 41,190

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.3% Value
Utilities  1.7% - continued
Northern States Power Company/
MN
$ 40,000 5.400%,  3/15/2054 $ 38,557
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
a
33,014
46,000 10.250%,  3/15/2028
a,b,h
50,786
24,000 3.375%,  2/15/2029
a
21,775
35,000 5.250%,  6/15/2029
a
33,993
20,000 6.000%,  2/1/2033
a
19,425
20,000 6.250%,  11/1/2034
a
19,617
NRG Energy, Inc., Convertible
54,000 2.750%,  6/1/2048
e
118,476
Oncor Electric Delivery Company,
LLC
52,000 5.550%,  6/15/2054
a
50,658
Pacific Gas and Electric Company
40,000 6.750%,  1/15/2053 43,581
78,000 5.550%,  5/15/2029 79,272
82,000 6.950%,  3/15/2034 89,808
PG&E Corporation
44,000 7.375%,  3/15/2055
b
45,154
38,000 5.000%,  7/1/2028 37,124
PG&E Corporation, Convertible
254,000 4.250%,  12/1/2027
a
275,463
Pinnacle West Capital Corporation,
Convertible
46,000 4.750%,  6/15/2027
a
48,208
PPL Capital Funding, Inc.
56,000 5.250%,  9/1/2034 55,114
PPL Capital Funding, Inc.,
Convertible
78,000 2.875%,  3/15/2028 81,354
Public Service Enterprise Group,
Inc.
40,000 5.875%,  10/15/2028 41,256
45,000 1.600%,  8/15/2030 37,475
San Diego Gas & Electric
Company
40,000 5.550%,  4/15/2054 38,767
Sempra
28,000 6.550%,  4/1/2055
b
27,780
28,000 6.625%,  4/1/2055
b
27,958
31,000 6.400%,  10/1/2054
b
30,737
28,000 6.875%,  10/1/2054
b
28,313
28,000 4.875%,  10/15/2025
b,h
27,636
Southern California Edison
Company
79,000 5.450%,  6/1/2031 80,273
21,000 5.950%,  11/1/2032 21,902
Southern Company
53,000 5.700%,  10/15/2032 54,441
78,000 4.850%,  3/15/2035 74,414
35,000 4.000%,  1/15/2051
b
34,298
109,000 3.750%,  9/15/2051
b
104,380
Southern Company, Convertible
149,000 3.875%,  12/15/2025 156,525
80,000 4.500%,  6/15/2027
a
83,240
Talen Energy Supply, LLC
55,000 8.625%,  6/1/2030
a
58,614
TerraForm Power Operating, LLC
104,000 5.000%,  1/31/2028
a
100,199
Principal
Amount Long-Term Fixed Income  48.3% Value
Utilities  1.7% - continued
TXNM Energy, Inc., Convertible
$ 117,000 5.750%,  6/1/2054
a
$ 135,450
Virginia Electric and Power
Company
55,000 5.350%,  1/15/2054 51,724
Vistra Corporation
28,000 8.000%,  10/15/2026
a,b,h
28,576
69,000 7.000%,  12/15/2026
a,b,h
69,393
Vistra Operations Company, LLC
146,000 5.000%,  7/31/2027
a
143,254
WEC Energy Group, Inc.,
Convertible
63,000 4.375%,  6/1/2027
a
67,064
67,000 4.375%,  6/1/2029
a
72,126
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 43,543
64,000 4.600%,  6/1/2032 60,907
Total 6,819,948
Total Long-Term Fixed Income
(cost $194,948,110) 189,714,752
Shares Common Stock 30.2% Value
Communications Services  2.0%
2,427 Alphabet, Inc., Class A 459,431
13,595 Alphabet, Inc., Class C 2,589,032
3,781 Cogent Communications Holdings 291,402
9,730 Comcast Corporation 365,167
46 Electronic Arts, Inc. 6,730
99 Liberty Media Corporation-Liberty
Formula One Group
k
9,173
4,756 Meta Platforms, Inc. 2,784,685
404 Netflix, Inc.
k
360,093
15 Tripadvisor, Inc.
k
221
16,335 Verizon Communications, Inc. 653,237
16,708 Warner Brothers Discovery, Inc.
k
176,604
Total 7,695,775
Consumer Discretionary  3.5%
4,313 Advance Auto Parts, Inc. 203,962
14,054 Amazon.com, Inc.
k
3,083,307
2,931 Aptiv plc
k
177,267
3,027 Best Buy Company, Inc. 259,716
64 Booking Holdings, Inc. 317,979
1,116 Boot Barn Holdings, Inc.
k
169,431
2,843 Brunswick Corporation 183,885
5,368 Champion Homes, Inc.
k
472,921
5,296 Chipotle Mexican Grill, Inc.
k
319,349
4,173 Columbia Sportswear Company 350,240
6,162 Cooper-Standard Holdings, Inc.
k
83,557
1,437 Crocs, Inc.
k
157,395
1,227 D.R. Horton, Inc. 171,559
1,086 Deckers Outdoor Corporation
k
220,556
1,325 DoorDash, Inc.
k
222,269
4,376 eBay, Inc. 271,093
1,599 Expedia Group, Inc.
k
297,942
1,850 Garmin, Ltd. 381,581
929 Grand Canyon Education, Inc.
k
152,170
333 Group 1 Automotive, Inc. 140,353
906 Hilton Worldwide Holdings, Inc. 223,927
1,715 Home Depot, Inc. 667,118
1,643 Lowe's Companies, Inc. 405,492

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  30.2% Value
Consumer Discretionary  3.5% - continued
944 Lululemon Athletica, Inc.
k
$ 360,995
971 McDonald's Corporation 281,483
3,223 NIKE, Inc. 243,884
63 NVR, Inc.
k
515,271
274 O'Reilly Automotive, Inc.
k
324,909
2,620 PUMA SE 120,470
62 Ross Stores, Inc. 9,379
3,395 SharkNinja, Inc.
k
330,537
12,436 Sony Group Corporation ADR 263,146
4,472 Stoneridge, Inc.
k
28,039
3,833 Tesla, Inc.
k
1,547,919
1,196 Texas Roadhouse, Inc. 215,794
4,707 Wyndham Hotels & Resorts, Inc. 474,418
6,165 Yum China Holding, Inc. 296,968
Total 13,946,281
Consumer Staples  1.3%
3,671 Altria Group, Inc. 191,956
2,868 BJ's Wholesale Club Holdings,
Inc.
k
256,256
565 Casey's General Stores, Inc. 223,870
398 Colgate-Palmolive Company 36,182
114 Costco Wholesale Corporation 104,455
32,244 Coty, Inc.
k
224,418
1,150 e.l.f. Beauty, Inc.
k
144,382
1,267 J & J Snack Foods Corporation 196,550
1,896 J.M. Smucker Company 208,787
3,598 John B. Sanfilippo & Son, Inc. 313,422
15,569 Kenvue, Inc. 332,398
356 Keurig Dr Pepper, Inc. 11,435
3,326 Lamb Weston Holdings, Inc. 222,276
1,192 Lancaster Colony Corporation 206,383
7,405 Philip Morris International, Inc. 891,192
2,229 Procter & Gamble Company 373,692
6,663 Sysco Corporation 509,453
2,396 Turning Point Brands, Inc. 144,000
3,554 Tyson Foods, Inc. 204,142
4,676 Walmart, Inc. 422,477
Total 5,217,726
Energy  1.3%
688 Archrock, Inc. 17,124
3,131 Baker Hughes Company 128,434
5,710 ConocoPhillips 566,261
16,245 Devon Energy Corporation 531,699
14,718 Enterprise Products Partners, LP 461,557
2,289 EOG Resources, Inc. 280,586
8,403 Expand Energy Corporation 836,519
8,584 Exxon Mobil Corporation 923,381
6,781 Halliburton Company 184,375
277 Hess Midstream, LP 10,257
618 Kinder Morgan, Inc. 16,933
1,492 Marathon Petroleum Corporation 208,134
3,467 Matador Resources Company 195,053
5,527 Noble Corporation plc 173,548
1,367 Schlumberger NV 52,411
2,742 Shell plc ADR 171,786
5,242 TechnipFMC plc 151,703
1,226 Williams Companies, Inc. 66,351
Total 4,976,112
Financials  4.5%
83 1st Source Corporation 4,846
1,509 Allstate Corporation 290,920
Shares Common Stock  30.2% Value
Financials  4.5% - continued
11,714 Ally Financial, Inc. $ 421,821
535 Amalgamated Financial
Corporation 17,906
815 American Express Company 241,884
3,799 American International Group, Inc. 276,567
987 Ameriprise Financial, Inc. 525,508
3,685 Arch Capital Group, Ltd. 340,310
998 Associated Banc-Corp 23,852
21,458 Bank of America Corporation 943,079
95 Bank of Marin Bancorp 2,258
4,407 Bank of N.T. Butterfield & Son, Ltd. 161,076
3,967 Bank of New York Mellon
Corporation 304,785
513 Bank OZK 22,844
1,045 Berkshire Hathaway, Inc.
k
473,678
165 Block, Inc.
k
14,023
10,256 Bridgewater Bancshares, Inc.
k
138,559
581 Brown & Brown, Inc. 59,274
2,120 Capital One Financial Corporation 378,038
620 Cboe Global Markets, Inc. 121,148
6,240 Charles Schwab Corporation 461,822
1,451 Chubb, Ltd. 400,911
635 Citigroup, Inc. 44,698
487 Community Trust Bancorp, Inc. 25,826
2,267 Discover Financial Services 392,712
1,044 Ellington Credit Company 6,911
227 Enact Holdings, Inc. 7,350
57 Enterprise Financial Services
Corporation 3,215
13,446 F.N.B. Corporation 198,732
140 FactSet Research Systems, Inc. 67,239
1,341 Federal Agricultural Mortgage
Corporation 264,110
188 Financial Institutions, Inc. 5,131
992 First Bancorp/Puerto Rico 18,441
277 First Busey Corporation 6,529
144 First Citizens BancShares, Inc./NC 304,275
132 First Mid-Illinois Bancshares, Inc. 4,860
677 Fiserv, Inc.
k
139,069
1,444 Fulton Financial Corporation 27,840
5,100 Glacier Bancorp, Inc. 256,122
383 Great Southern Bancorp, Inc. 22,865
794 Hanmi Financial Corporation 18,754
406 Hometrust Bancshares, Inc. 13,674
1,643 Houlihan Lokey, Inc. 285,323
169 Independent Bank Corporation/MI 5,886
5,158 Intercontinental Exchange, Inc. 768,594
5,190 J.P. Morgan Chase & Company 1,244,095
20,434 KeyCorp 350,239
1,625 Kinsale Capital Group, Inc. 755,836
31 Loews Corporation 2,625
663 Marsh & McLennan Companies,
Inc. 140,828
692 Mastercard, Inc. 364,386
4,295 MetLife, Inc. 351,675
821 MidWestOne Financial Group, Inc. 23,908
348 MSCI, Inc. 208,804
6,453 Nasdaq, Inc. 498,881
2,923 Northern Trust Corporation 299,608
1,474 OceanFirst Financial Corporation 26,679
689 OFG Bancorp 29,158
447 Old Second Bancorp, Inc. 7,948
3,177 PayPal Holdings, Inc.
k
271,157
65 PNC Financial Services Group,
Inc. 12,535

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  30.2% Value
Financials  4.5% - continued
331 Popular, Inc. $ 31,134
1,216 Progressive Corporation 291,366
2,895 Prosperity Bancshares, Inc. 218,138
6,765 Radian Group, Inc. 214,586
2,264 RLI Corporation 373,175
335 S&P Global, Inc. 166,840
460 SEI Investments Company 37,941
2,227 Tradeweb Markets, Inc. 291,559
3,004 Triumph Financial, Inc.
k
273,004
1,055 Truist Financial Corporation 45,766
12 TrustCo Bank Corporation NY 400
237 Trustmark Corporation 8,383
285 U.S. Bancorp 13,632
2,656 Visa, Inc. 839,402
15,622 Wells Fargo & Company 1,097,289
6,052 Western Alliance Bancorp 505,584
5,520 Zions Bancorp NA 299,460
Total 17,809,286
Health Care  3.2%
2,624 Abbott Laboratories 296,801
116 AbbVie, Inc. 20,613
2,772 Agilent Technologies, Inc. 372,391
695 Align Technology, Inc.
k
144,915
1,246 Amgen, Inc. 324,757
8,715 Avantor, Inc.
k
183,625
3,688 Boston Scientific Corporation
k
329,412
341 Chemed Corporation 180,662
995 Cigna Group 274,759
3,165 Danaher Corporation 726,526
2,828 Edwards Lifesciences Corporation
k
209,357
1,137 Elevance Health, Inc. 419,439
1,407 Eli Lilly & Company 1,086,204
2,002 Encompass Health Corporation 184,885
4,387 Gilead Sciences, Inc. 405,227
3,687 Haemonetics Corporation
k
287,881
874 Humana, Inc. 221,743
569 IDEXX Laboratories, Inc.
k
235,247
690 Intuitive Surgical, Inc.
k
360,152
4,753 Johnson & Johnson 687,379
1,261 Labcorp Holdings, Inc. 289,173
428 Medpace Holdings, Inc.
k
142,194
5,600 Medtronic plc 447,328
4,851 Merck & Company, Inc. 482,578
155 Mettler-Toledo International, Inc.
k
189,670
1,831 Neurocrine Biosciences, Inc.
k
249,932
971 Penumbra, Inc.
k
230,593
281 Regeneron Pharmaceuticals, Inc.
k
200,165
1,426 Repligen Corporation
k
205,258
7,116 Sanofi SA ADR 343,205
1,400 Sarepta Therapeutics, Inc.
k
170,226
7,709 Stevanato Group SPA 167,979
619 Stryker Corporation 222,871
536 Thermo Fisher Scientific, Inc. 278,843
4,206 Twist Bioscience Corporation
k
195,453
493 United Therapeutics Corporation
k
173,950
690 UnitedHealth Group, Inc. 349,043
663 Vertex Pharmaceuticals, Inc.
k
266,990
12,873 Viemed Healthcare, Inc.
k
103,242
481 Waters Corporation
k
178,441
3,351 Zimmer Biomet Holdings, Inc. 353,966
1,667 Zoetis, Inc. 271,604
Total 12,464,679
Shares Common Stock  30.2% Value
Industrials  4.2%
564 AECOM $ 60,246
7,220 Air Lease Corporation 348,076
6,175 Amentum Holdings, Inc.
k
129,860
1,388 AMETEK, Inc. 250,201
265 Armstrong World Industries, Inc. 37,452
1,073 Automatic Data Processing, Inc. 314,099
567 Axon Enterprise, Inc.
k
336,979
11,147 Badger Infrastructure Solutions,
Ltd. 278,239
6,144 Barrett Business Services, Inc. 266,895
207 Brady Corporation 15,287
1,589 BWX Technologies, Inc. 176,999
1,266 Caterpillar, Inc. 459,254
29,796 CNH Industrial NV 337,589
19,617 CSX Corporation 633,041
4,097 Dayforce, Inc.
k
297,606
6,831 Delta Air Lines, Inc. 413,276
5,389 ExlService Holdings, Inc.
k
239,164
1,786 Expeditors International of
Washington, Inc. 197,835
11,310 Fastenal Company 813,302
1,476 Ferguson Enterprises, Inc. 256,189
6,097 Flowserve Corporation 350,699
1,764 Fluor Corporation
k
87,000
1,314 General Dynamics Corporation 346,226
190 Graco, Inc. 16,015
5,515 Helios Technologies, Inc. 246,190
2,468 Hexcel Corporation 154,744
2,081 Honeywell International, Inc. 470,077
3,183 Howmet Aerospace, Inc. 348,125
313 IES Holdings, Inc.
k
62,900
1,663 Ingersoll Rand, Inc. 150,435
2,102 Jacobs Solutions, Inc. 280,869
2,826 JB Hunt Transport Services, Inc. 482,285
4,801 Knight-Swift Transportation
Holdings, Inc. 254,645
2,749 Korn Ferry 185,420
1,526 L3Harris Technologies, Inc. 320,887
996 Landstar System, Inc. 171,173
1,164 Leidos Holdings, Inc. 167,686
1,056 Lincoln Electric Holdings, Inc. 197,968
1,613 Masco Corporation 117,055
13,147 Masterbrand, Inc.
k
192,078
1,917 Miller Industries, Inc. 125,295
1,167 Moog, Inc. 229,712
472 Northrop Grumman Corporation 221,505
2,775 Old Dominion Freight Line, Inc. 489,510
555 Owens Corning, Inc. 94,528
246 Parker-Hannifin Corporation 156,463
1,177 Quanta Services, Inc. 371,991
3,761 Robert Half, Inc. 265,000
1,210 Rockwell Automation, Inc. 345,806
7,949 Schneider National, Inc. 232,747
5,292 Southwest Airlines Company 177,917
6,864 Timken Company 489,884
977 Trane Technologies plc 360,855
6,688 Uber Technologies, Inc.
k
403,420
1,767 UFP Industries, Inc. 199,053
144 Union Pacific Corporation 32,838
3,696 United Airlines Holdings, Inc.
k
358,882
2,513 United Parcel Service, Inc. 316,889
754 United Rentals, Inc. 531,148
964 Verisk Analytics, Inc. 265,515
249 Waste Management, Inc. 50,246

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  30.2% Value
Industrials  4.2% - continued
4,076 WNS Holdings, Ltd.
k
$ 193,162
Total 16,376,432
Information Technology  7.2%
485 Adobe, Inc.
k
215,670
2,438 Advanced Micro Devices, Inc.
k
294,486
6,324 Amphenol Corporation 439,202
18,023 Apple, Inc. 4,513,320
2,905 Applied Materials, Inc. 472,440
1,917 Arista Networks, Inc.
k
211,886
1,633 ASGN, Inc.
k
136,094
1,704 Autodesk, Inc.
k
503,651
6,000 Broadcom, Inc. 1,391,040
1,466 CDW Corporation 255,143
7,151 Ciena Corporation
k
606,476
16,069 Cisco Systems, Inc. 951,285
8,974 Cohu, Inc.
k
239,606
1,782 Datadog, Inc.
k
254,630
5,802 DocuSign, Inc.
k
521,832
1,084 Fabrinet
k
238,350
2,541 Fortinet, Inc.
k
240,074
490 Guidewire Software, Inc.
k
82,604
3,617 International Business Machines
Corporation 795,125
5,271 JFrog, Ltd.
k
155,020
790 Littelfuse, Inc. 186,164
10,758 Microsoft Corporation 4,534,497
733 MongoDB, Inc.
k
170,650
577 Motorola Solutions, Inc. 266,707
390 NetApp, Inc. 45,271
33,519 NVIDIA Corporation 4,501,267
2,384 ON Semiconductor Corporation
k
150,311
745 Onto Innovation, Inc.
k
124,169
1,799 Oracle Corporation 299,785
2,076 Pegasystems, Inc. 193,483
953 Plexus Corporation
k
149,125
2,543 Qorvo, Inc.
k
177,832
5,353 QUALCOMM, Inc. 822,328
23 RingCentral, Inc.
k
805
2,476 Salesforce, Inc. 827,801
10,415 Samsung Electronics Company,
Ltd. 371,678
914 ServiceNow, Inc.
k
968,950
1,901 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 375,428
2,800 TD SYNNEX Corporation 328,384
8,014 Trimble, Inc.
k
566,269
16,818 TTM Technologies, Inc.
k
416,246
743 Universal Display Corporation 108,627
6,510 Varonis Systems, Inc.
k
289,239
491 VeriSign, Inc.
k
101,617
Total 28,494,567
Materials  1.0%
1,742 Albemarle Corporation
e
149,951
2,685 Ball Corporation 148,024
1,502 Celanese Corporation 103,953
4,459 CF Industries Holdings, Inc. 380,442
3,807 Corteva, Inc. 216,847
1,043 DuPont de Nemours, Inc. 79,529
11 Eagle Materials, Inc. 2,714
2,867 Eastman Chemical Company 261,815
1,847 Ecolab, Inc. 432,789
Shares Common Stock  30.2% Value
Materials  1.0% - continued
2,424 Greif, Inc. $ 148,155
4,061 Ingevity Corporation
k
165,486
14,123 Ivanhoe Mines, Ltd.
k
167,615
774 Linde plc 324,051
2,906 Nucor Corporation 339,159
4,915 Olin Corporation 166,127
3,620 Steel Dynamics, Inc. 412,933
22,346 Tronox Holdings plc 225,024
344 United States Lime & Minerals, Inc. 45,663
1,471 United States Steel Corporation 49,999
3,120 West Fraser Timber Company, Ltd. 270,036
Total 4,090,312
Real Estate  0.9%
3,136 Agree Realty Corporation 220,931
1,389 Alexandria Real Estate Equities,
Inc. 135,497
677 AvalonBay Communities, Inc. 148,920
1,047 Broadstone Net Lease, Inc. 16,605
1,765 CBRE Group, Inc.
k
231,727
3,381 Crown Castle, Inc. 306,860
17,748 Cushman and Wakefield plc
k
232,144
400 EastGroup Properties, Inc. 64,196
165 Equinix, Inc. 155,577
9,525 Essential Properties Realty Trust,
Inc. 297,942
1,052 Extra Space Storage, Inc. 157,379
15,230 Healthcare Realty Trust, Inc. 258,148
268 Innovative Industrial Properties,
Inc. 17,860
7,902 National Storage Affiliates Trust 299,565
1,507 Outfront Media, Inc. 26,734
6,316 Sabra Health Care REIT, Inc. 109,393
2,063 SBA Communications Corporation 420,439
759 STAG Industrial, Inc. 25,669
1,083 Tanger, Inc. 36,963
4,372 Terreno Realty Corporation 258,560
2,674 Uniti Group, Inc. 14,707
Total 3,435,816
Utilities  1.1%
5,369 Alliant Energy Corporation 317,523
174 Black Hills Corporation 10,183
422 Brookfield Infrastructure
Corporation 16,884
304 California Water Service Group 13,780
9,331 CenterPoint Energy, Inc. 296,073
703 Clearway Energy, Inc., Class C 18,278
1,388 Constellation Energy Corporation 310,509
4,667 Duke Energy Corporation 502,823
7,736 Entergy Corporation 586,544
1,344 NextEra Energy Partners, LP 23,923
9,498 NiSource, Inc. 349,146
1,614 Northwestern Energy Group, Inc. 86,284
3,594 Portland General Electric
Company 156,770
4,531 Public Service Enterprise Group,
Inc. 382,824
2,337 Spire, Inc. 158,519
13,247 UGI Corporation 373,963
3,014 Vistra Energy Corporation 415,540

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  30.2% Value
Utilities  1.1% - continued
3,323 Xcel Energy, Inc. $ 224,369
Total 4,243,935
Total Common Stock
(cost $78,296,009) 118,750,921
Shares
Registered Investment
Companies   11.8% Value
U.S. Affiliated   11.3%
2,457,955 Thrivent Core Emerging Markets
Debt Fund 20,007,752
2,386,512 Thrivent Core International Equity
Fund 24,390,148
Total 44,397,900
U.S. Unaffiliated   0.5%
3,584 abrdn Asia-Pacific Income Fund,
Inc. 52,756
10,774 abrdn Income Credit Strategies
Fund 64,321
2,842 abrdn Total Dynamic Dividend
Fund 23,901
6,822 AllianceBernstein Global High
Income Fund, Inc. 73,200
9,497 Allspring Income Opportunities
Fund 65,434
1,450 BlackRock Capital Allocation Term
Trust 21,967
1,237 BlackRock Core Bond Trust 12,939
6,759 BlackRock Corporate High Yield
Fund, Inc. 66,306
7,532 BlackRock Credit Allocation
Income Trust 78,785
692 BlackRock Debt Strategies Fund,
Inc. 7,446
1,042 BlackRock Enhanced Equity
Dividend Trust 8,628
6,576 BlackRock Enhanced Global
Dividend Trust 70,824
3,689 BlackRock Enhanced International
Dividend Trust 19,589
220 BlackRock Floating Rate Income
Strategies Fund, Inc. 3,025
2,286 BlackRock Income Trust, Inc. 26,335
4,532 BlackRock Multi-Sector Income
Trust 66,167
5,915 Blackstone Strategic Credit 2027
Term Fund 72,340
4,507 Cornerstone Strategic Investment
Fund, Inc. 38,715
6,837 Eaton Vance Limited Duration
Income Fund 66,797
3,089 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 25,237
3,500 Invesco Senior Loan ETF 73,745
250 iShares Preferred and Income
Securities ETF
e
7,860
12,530 Nuveen Credit Strategies Income
Fund 71,296
5,305 Nuveen Preferred Income
Opportunities Fund 41,697
6,040 PGIM Global High Yield Fund, Inc. 74,413
5,499 PGIM High Yield Bond Fund, Inc. 75,226
2,226 Pimco Dynamic Income Fund 40,825
Shares
Registered Investment
Companies  11.8% Value
U.S. Unaffiliated   0.5%  - continued
4,141 PIMCO High Income Fund $ 20,125
3,943 PIMCO Income Strategy Fund II 29,375
1,516 SPDR S&P Biotech ETF
e
136,531
617 Tri-Continental Corporation 19,553
3,361 Vanguard Short-Term Corporate
Bond ETF 262,192
5,433 Virtus Convertible & Income Fund 18,853
4,926 Virtus Dividend, Interest &
Premium Strategy Fund 62,215
1,132 Virtus Equity & Convertible Income
Fund 27,915
11,034 Voya Global Equity Dividend &
Premium Opportunity Fund 59,804
1,294 Western Asset Diversified Income
Fund 18,440
16,927 Western Asset High Income
Opportunity Fund, Inc. 66,523
Total 1,971,300
Total Registered Investment
Companies (cost $47,329,814) 46,369,200
Shares Preferred Stock 0.9% Value
Basic Materials  <0.1%
3,399 Albemarle Corporation,
Convertible, 7.250% 138,305
Total 138,305
Capital Goods  0.1%
5,767 Boeing Company, Convertible,
6.000% 351,153
Total 351,153
Communications Services  0.1%
7,800 AT&T, Inc., 4.750%
h
154,830
3,500 Telephone and Data Systems, Inc.,
6.000%
h
60,550
Total 215,380
Financials  0.6%
2,750 AEGON Funding Company, LLC,
5.100% 55,825
2,700 Allstate Corporation, 5.100%
h
59,076
2,257 Apollo Global Management, Inc.,
Convertible, 6.750% 196,156
2,250 Ares Management Corporation,
Convertible, 6.750% 123,840
1,400 Athene Holding, Ltd., 5.625%
h
28,756
3,775 Bank of America Corporation,
4.250%
h
70,215
3,100 Bank of America Corporation,
4.375%
h
60,202
1,550 Bank of America Corporation,
4.750%
h
32,240
3,100 Bank of America Corporation,
5.000%
h
66,960
183 Bank of America Corporation,
Convertible, 7.250%
h
223,123
700 Capital One Financial Corporation,
4.800%
h
12,817
2,925 Capital One Financial Corporation,
5.000%
h
55,633

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  0.9% Value
Financials  0.6% - continued
700 Charles Schwab Corporation,
4.450%
h
$ 13,657
550 Citizens Financial Group, Inc.,
7.375%
h
14,300
1,200 Corebridge Financial, Inc., 6.375% 30,588
2,875 Equitable Holdings, Inc., 5.250%
h
58,822
1,400 Fifth Third Bancorp, 4.950%
h
29,358
1,400 Huntington Bancshares, Inc./OH,
4.500%
h
24,808
4,400 J.P. Morgan Chase & Company,
4.200%
h
83,116
3,100 J.P. Morgan Chase & Company,
4.625%
h
64,573
3,350 J.P. Morgan Chase & Company,
4.750%
h
71,522
700 KeyCorp, 5.650%
h
15,085
3,500 KeyCorp, 6.200%
b,h
85,365
700 MetLife, Inc., 4.750%
h
14,462
2,850 Morgan Stanley, 4.250%
h
52,469
2,630 Morgan Stanley, 5.850%
b,h
64,014
3,100 Morgan Stanley, 7.125%
b,h
78,213
2,850 Public Storage, 4.125%
h
50,816
1,300 Public Storage, 4.625%
h
25,233
325 Public Storage, 4.700%
h
6,386
1,400 Regions Financial Corporation,
4.450%
h
24,878
825 Regions Financial Corporation,
5.700%
b,h
19,998
775 Synovus Financial Corporation,
8.397%
b,h
20,111
1,400 Truist Financial Corporation,
4.750%
h
27,020
2,850 U.S. Bancorp, 4.000%
h
50,360
3,300 Wells Fargo & Company, 4.250%
h
60,159
3,100 Wells Fargo & Company, 4.375%
h
58,466
1,400 Wells Fargo & Company, 4.700%
h
27,986
2,400 Wells Fargo & Company, 4.750%
h
48,960
239 Wells Fargo & Company,
Convertible, 7.500%
h
285,440
Total 2,391,008
Technology  <0.1%
2,356 Hewlett Packard Enterprise
Company, Convertible, 7.625% 147,745
Total 147,745
Utilities  0.1%
3,900 CMS Energy Corporation, 4.200%
h
72,930
1,640 NextEra Energy, Inc., Convertible,
6.926% 67,109
2,374 NextEra Energy, Inc., Convertible,
7.299% 115,827
2,925 Southern Company, 4.950% 60,548
Total 316,414
Total Preferred Stock
(cost $3,828,868) 3,560,005
Shares
Collateral Held for Securities
Loaned 0.6% Value
2,417,714 Thrivent Cash Management Trust $ 2,417,714
Total Collateral Held for
Securities Loaned
(cost $2,417,714) 2,417,714
Shares or
Principal
Amount Short-Term Investments 8.9% Value
Federal Home Loan Bank Discount
Notes
500,000 4.530%, 1/10/2025
l,m
499,415
100,000 4.470%, 1/22/2025
l,m
99,743
1,000,000 4.420%, 2/5/2025
l,m
995,780
1,400,000 4.420%, 2/12/2025
l,m
1,392,943
100,000 4.415%, 2/19/2025
l,m
99,414
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 4.450%, 1/21/2025
l,m
99,755
Thrivent Core Short-Term Reserve
Fund
3,162,861 4.730% 31,628,607
U.S. Treasury Bills
100,000 4.502%, 1/16/2025
l,n
99,835
Total Short-Term Investments
(cost $34,910,282) 34,915,492
Total Investments (cost
$361,730,797) 100.7% $395,728,084
Other Assets and Liabilities, Net
(0.7%) (2,640,669)
Total Net Assets 100.0% $393,087,415
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2024, the value of these investments was $67,499,219 or
17.2% of total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2024.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2024.

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Denotes investments purchased on a when-issued or
delayed-delivery basis.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Portfolio as of December 31, 2024 was $5,400
or 0.00% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of December 31, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 35,474
Credit Suisse Group AG  1/31/2014 23,139
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of December 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 2,081,929
Common Stock 261,890
Total lending $2,343,819
Gross amount payable upon return of
collateral for securities loaned $2,417,714
Net amounts due to counterparty $73,895
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 46,499,812
Gross unrealized depreciation (14,268,963)
Net unrealized appreciation (depreciation) $ 32,230,849
Cost for federal income tax purposes $ 363,424,507

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 22,110,473 – 22,110,473 –
Basic Materials 2,119,385 – 2,119,385 –
Capital Goods 4,471,522 – 4,471,522 –
Collateralized Mortgage Obligations 21,769,423 – 21,769,423 –
Commercial Mortgage-Backed Securities 2,095,817 – 2,095,817 –
Communications Services 5,661,615 – 5,661,615 –
Consumer Cyclical 8,133,915 – 8,133,915 –
Consumer Non-Cyclical 8,315,537 – 8,315,537 –
Energy 6,220,969 – 6,220,969 –
Financials 20,862,664 – 20,862,664 –
Foreign Government 173,655 – 173,655 –
Mortgage-Backed Securities 48,871,740 – 48,871,740 –
Technology 6,612,328 – 6,612,328 –
Transportation 1,400,545 – 1,400,545 –
U.S. Government & Agencies 24,075,216 – 24,075,216 –
Utilities 6,819,948 – 6,819,948 –
Common Stock
Communications Services 7,695,775 7,695,775 – –
Consumer Discretionary 13,946,281 13,825,811 120,470 –
Consumer Staples 5,217,726 5,217,726 – –
Energy 4,976,112 4,976,112 – –
Financials 17,809,286 17,809,286 – –
Health Care 12,464,679 12,464,679 – –
Industrials 16,376,432 16,098,193 278,239 –
Information Technology 28,494,567 28,122,889 371,678 –
Materials 4,090,312 3,922,697 167,615 –
Real Estate 3,435,816 3,435,816 – –
Utilities 4,243,935 4,243,935 – –
Preferred Stock
Basic Materials 138,305 138,305 – –
Capital Goods 351,153 351,153 – –
Communications Services 215,380 215,380 – –
Financials 2,391,008 2,391,008 – –
Technology 147,745 147,745 – –
Utilities 316,414 316,414 – –
Registered Investment Companies
U.S. Unaffiliated 1,971,300 1,971,300 – –
Short-Term Investments 3,286,885 – 3,286,885 –
Subtotal Investments in Securities $317,283,863 $123,344,224 $193,939,639 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 44,397,900
Affiliated Short-Term Investments 31,628,607
Collateral Held for Securities Loaned 2,417,714
Subtotal Other Investments $78,444,221
Total Investments at Value $395,728,084
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Balanced Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,515,679 1,406,227 109,452 –
Total Asset Derivatives $1,515,679 $1,406,227 $109,452 $–
Liability Derivatives
Futures Contracts 1,541,328 1,541,328 – –
Total Return Swaps 36,817 – 36,817 –
Credit Default Swaps 10,262 – 10,262 –
Total Liability Derivatives $1,588,407 $1,541,328 $47,079 $–
The following table presents Balanced Income Plus Portfolio's futures contracts held as of December 31, 2024. Investments and/or cash totaling
$3,252,550 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 15 March 2025 $ 1,647,459 ( $ 16,209)
CBOT 2-Yr. U.S. Treasury Note 131 March 2025 26,917,773 17,056
CBOT 5-Yr. U.S. Treasury Note 53 March 2025 5,658,656 (24,507)
CBOT U.S. Long Bond 3 March 2025 349,438 (7,907)
CME E-mini S&P 500 Index 88 March 2025 26,971,029 (853,730)
CME Ultra Long Term U.S. Treasury Bond 51 March 2025 6,260,717 (196,498)
ICE mini MSCI EAFE Index 70 March 2025 8,226,439 (290,189)
ICE US mini MSCI Emerging Markets Index 73 March 2025 4,071,658 (152,288)
Total Futures Long Contracts $ 80,103,169 ( $ 1,524,272)
CME E-mini Russell 2000 Index (80) March 2025 ( $ 9,566,693) $ 567,493
CME E-mini S&P Mid-Cap 400 Index (41) March 2025 (13,643,772) 742,302
CME Euro Foreign Exchange Currency (34) March 2025 (4,494,488) 79,376
Eurex Euro STOXX 50 Index (86) March 2025 (4,456,711) 109,452
Total Futures Short Contracts ( $ 32,161,664) $1,498,623
Total Futures Contracts $ 47,941,505 ($25,649)
The following table presents Balanced Income Plus Portfolio's total return swap contracts held as of December 31, 2024.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 499,420 ( $ 36,817) $ – ( $ 36,817)
Total Return Swaps ( $ 36,817) $ – ($36,817)
# Payment made on Termination Date

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Balanced Income Plus Portfolio's credit default swap contracts held as of December 31, 2024. Investments totaling
$99,835 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 43, 5 Year, at 5.00%, Quarterly Buy 12/20/2029 $ 950,000 $ – ( $ 10,262) ( $ 10,262)
Total Credit Default Swaps $– ($10,262) ($10,262)
1 As the buyer of protection, Balanced Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for Balanced Income
Plus Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 79,376
Total Foreign Exchange Contracts 79,376
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,419,247
Total Equity Contracts 1,419,247
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 17,056
Total Interest Rate Contracts 17,056
Total Asset Derivatives $1,515,679
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,296,207
Total Return Swaps Net Assets - Distributable earnings/(accumulated loss) 36,817
Total Equity Contracts 1,333,024
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 245,121
Total Interest Rate Contracts 245,121
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 10,262
Total Credit Contracts 10,262
Total Liability Derivatives $1,588,407
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (1,164,658)
Total Equity Contracts
(1,164,658)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 175,224
Total Foreign Exchange Contracts 175,224
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (188,468)
Total Interest Rate Contracts
(188,468)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (108,718)
Total Credit Contracts
(108,718)
Total ($1,286,620)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 183,265
Total Foreign Exchange Contracts 183,265
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 684,602
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (36,817)
Total Equity Contracts 647,785
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,894,309)
Total Interest Rate Contracts (1,894,309)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 37,016
Total Credit Contracts 37,016
Total ($1,026,243)
The following table presents Balanced Income Plus Portfolio's average volume of derivative activity during the period ended December 31,
2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $19,558,544
Futures - Short (26,440,088)
Total Return Swaps - Short (20,083)
Interest Rate Contracts
Futures - Long 35,637,718
Foreign Exchange Contracts
Futures - Short (4,548,869)
Credit Contracts
Credit Default Swaps - Buy Protection (64,431)

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $20,750 $1,266 $2,415 $20,008 2,458 5.1%
Core International Equity 30,269 833 7,200 24,390 2,387 6.2
Total U.S. Affiliated Registered Investment
Companies 51,019 44,398 11.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% 33,139 154,872 156,382 31,629 3,163 8.1
Total Affiliated Short-Term Investments 33,139 31,629 8.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 6,134 65,057 68,773 2,418 2,418 0.6
Total Collateral Held for Securities Loaned 6,134 2,418 0.6
Total Value $90,292 $78,445
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($504) $911 $ – $1,265
Core International Equity 610 (122) – 833
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% 3 (3) – 1,319
Total Income/Non Cash Income from Affiliated
Investments $3,417
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 38
Total Affiliated Income from Securities Loaned, Net $38
Total Value $109 $786 $ –

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 70.9% Value
Asset-Backed Securities  6.6%
Affirm Asset Securitization Trust
$ 800,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
$ 811,209
47,040
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
47,156
1,000,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
1,007,294
AGL CLO 13, Ltd.
725,000
6.529%,  (TSFR3M +
1.912%), 10/20/2034, Ser.
2021-13A, Class B
a,b
725,340
Anchorage Capital CLO 20, Ltd.
150,000
7.570%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
150,000
Anchorage Capital CLO 21, Ltd.
875,000
7.279%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,b
878,385
Balboa Bay Loan Funding, Ltd.
425,000
6.331%,  (TSFR3M +
1.750%), 10/20/2035, Ser.
2020-1A, Class BRR
a,b
425,028
Ballyrock CLO, Ltd.
1,000,000
6.429%,  (TSFR3M +
1.812%), 10/20/2031, Ser.
2020-2A, Class A2R
a,b
1,001,918
Business Jet Securities, LLC
603,073
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
584,874
1,090,492
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
1,108,991
CarVal CLO IV, Ltd.
750,000
6.629%,  (TSFR3M +
2.012%), 7/20/2034, Ser.
2021-1A, Class B
a,b
750,373
CarVal CLO, Ltd.
1,250,000
8.317%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
1,254,345
Cascade Funding Mortgage Trust,
LLC
289,967
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
287,123
Dryden 36 Senior Loan Fund
750,000
6.968%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,b
750,856
FirstKey Homes Trust
900,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
874,008
Hotwire Funding, LLC
1,000,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,010,057
HTAP
626,616
7.000%,  4/25/2037, Ser.
2024-1, Class A
a
621,981
HTAP Issuer Trust
435,785
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
429,548
Principal
Amount Long-Term Fixed Income  70.9% Value
Asset-Backed Securities  6.6% - continued
Huntington Bank Auto Credit-
Linked Notes
$ 233,491
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
$ 233,675
Madison Park Funding XVIII, Ltd.
500,000
6.779%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
500,631
MetroNet Infrastructure Issuer, LLC
1,000,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
1,020,082
MFA Trust
488,043
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c
488,935
Neuberger Berman CLO, Ltd.
1,225,000
7.918%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
1,227,048
Pagaya AI Debt Grantor Trust
600,000
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
600,350
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
458,671
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
463,276
Palmer Square Loan Funding, Ltd.
250,000
6.150%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,005
Pretium Mortgage Credit Partners,
LLC
1,250,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,c
1,201,846
814,718
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,c
818,115
835,094
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,c
837,908
939,249
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,c
949,069
1,018,750
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,c
1,000,579
975,211
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,c
979,433
Progress Residential Trust
1,500,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
1,444,062
PRPM, LLC
334,828
6.474%,  7/25/2026, Ser.
2021-6, Class A2
a,c
329,534
RCKT Mortgage Trust
649,346
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,c
654,320
RCO VII Mortgage, LLC
711,547
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,c
713,478
Renaissance Home Equity Loan
Trust
1,130,711
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
c
410,068
RR 8, Ltd.
800,000
6.356%,  (TSFR3M +
1.700%), 7/15/2037, Ser.
2020-8A, Class A2R
a,b
803,846

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Asset-Backed Securities  6.6% - continued
Saxon Asset Securities Trust
$ 399,056
2.546%,  8/25/2035, Ser.
2004-2, Class MF2
b
$ 343,280
Sculptor CLO, Ltd.
625,000
7.279%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,b
626,001
Signal Peak CLO 1, Ltd.
250,000
6.295%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
250,000
Silver Point CLO 2, Ltd.
1,200,000
7.317%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,b
1,204,510
Stanwich Mortgage Loan
Company, LLC
39,495
6.235%,  10/16/2026, Ser.
2021-NPB1, Class A1
a
39,582
Symphony CLO XX, Ltd.
700,000
7.647%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
701,588
TCW CLO, Ltd.
750,000
6.330%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
749,558
Unlock HEA Trust
891,954
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
887,003
832,194
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
826,647
423,122
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
413,668
Vericrest Opportunity Loan
Transferee
996,877
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,c
993,063
1,208,219
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,c
1,203,816
822,354
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,c
810,481
234,453
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,c
231,157
1,295,981
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,c
1,269,686
276,246
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,c
262,888
Whitebox CLO I, Ltd.
250,000
6.635%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
250,446
Whitebox CLO IV, Ltd.
800,000
7.217%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,b
804,675
Wind River CLO, Ltd.
725,000
6.879%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
725,708
Total 40,238,503
Principal
Amount Long-Term Fixed Income  70.9% Value
Basic Materials  1.0%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
$ 108,000 8.625%,  6/15/2029
a
$ 113,480
ATI, Inc.
172,000 7.250%,  8/15/2030 176,868
Axalta Coating Systems Dutch
Holding B BV
105,000 7.250%,  2/15/2031
a
108,658
Cascades, Inc./Cascades USA,
Inc.
210,000 5.125%,  1/15/2026
a
207,881
Chemours Company
175,000 5.750%,  11/15/2028
a
162,564
Cleveland-Cliffs, Inc.
84,000 5.875%,  6/1/2027 83,524
160,000 4.625%,  3/1/2029
a
148,565
76,000 4.875%,  3/1/2031
a
67,842
50,000 7.375%,  5/1/2033
a
49,110
76,000 6.250%,  10/1/2040 65,565
Consolidated Energy Finance SA
289,000 5.625%,  10/15/2028
a
235,706
Ecolab, Inc.
119,000 2.125%,  2/1/2032 98,919
First Quantum Minerals, Ltd.
97,000 6.875%,  10/15/2027
a
96,539
FMC Corporation
77,000 5.150%,  5/18/2026 77,083
FMG Resources August 2006, Pty.
Ltd.
76,000 5.875%,  4/15/2030
a
74,692
Glencore Funding, LLC
88,000 5.893%,  4/4/2054
a
85,373
147,000 4.000%,  3/27/2027
a
144,134
Hecla Mining Company
120,000 7.250%,  2/15/2028 120,752
Hudbay Minerals, Inc.
127,000 4.500%,  4/1/2026
a
125,186
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
92,000 9.000%,  7/1/2028
a
93,154
INEOS Finance plc
227,000 7.500%,  4/15/2029
a
232,362
International Flavors & Fragrances,
Inc.
133,000 1.230%,  10/1/2025
a
129,289
Magnera Corporation
115,000 7.250%,  11/15/2031
a
112,269
Mercer International, Inc.
93,000 5.125%,  2/1/2029 80,388
Methanex Corporation
117,000 5.125%,  10/15/2027 114,508
78,000 5.250%,  12/15/2029
d
75,165
Methanex US Operations, Inc.
66,000 6.250%,  3/15/2032
a
65,297
Mineral Resources, Ltd.
124,000 9.250%,  10/1/2028
a
130,097
Mosaic Company
129,000 5.375%,  11/15/2028 130,415

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Basic Materials  1.0% - continued
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
$ 130,000 5.350%,  3/15/2034 $ 129,342
Novelis Corporation
34,000 3.250%,  11/15/2026
a
32,385
80,000 4.750%,  1/30/2030
a
73,842
110,000 3.875%,  8/15/2031
a
94,709
Nutrien, Ltd.
188,000 4.000%,  12/15/2026 185,395
Peabody Energy Corporation,
Convertible
226,000 3.250%,  3/1/2028
d
284,986
SCIL IV, LLC/SCIL USA Holdings,
LLC
164,000 5.375%,  11/1/2026
a
160,623
Sherwin-Williams Company
89,000 4.800%,  9/1/2031 87,828
Smurfit Kappa Treasury, ULC
136,000 5.777%,  4/3/2054
a
134,702
SNF Group SACA
286,000 3.375%,  3/15/2030
a
250,641
SunCoke Energy, Inc.
309,000 4.875%,  6/30/2029
a
281,698
Taseko Mines, Ltd.
162,000 8.250%,  5/1/2030
a
165,361
Tronox, Inc.
81,000 4.625%,  3/15/2029
a
72,702
United States Steel Corporation,
Convertible
155,000 5.000%,  11/1/2026 397,730
Westlake Corporation
98,000 3.600%,  8/15/2026 95,998
Total 5,853,327
Capital Goods  1.7%
Advanced Drainage Systems, Inc.
155,000 6.375%,  6/15/2030
a
155,014
AECOM
82,000 5.125%,  3/15/2027 81,213
Array Technologies, Inc.,
Convertible
293,000 1.000%,  12/1/2028 213,157
Boeing Company
88,000 6.858%,  5/1/2054 93,530
266,000 5.930%,  5/1/2060 246,132
166,000 2.196%,  2/4/2026 160,985
147,000 3.250%,  3/1/2028 138,124
145,000 5.150%,  5/1/2030 142,967
44,000 6.528%,  5/1/2034 46,095
Bombardier, Inc.
46,000 7.875%,  4/15/2027
a
46,070
122,000 6.000%,  2/15/2028
a
121,506
121,000 7.250%,  7/1/2031
a
124,784
217,000 7.000%,  6/1/2032
a,d
220,746
Builders FirstSource, Inc.
185,000 5.000%,  3/1/2030
a
175,864
Camelot Return Merger Sub, Inc.
114,000 8.750%,  8/1/2028
a
109,241
Canpack SA/Canpack US, LLC
236,000 3.875%,  11/15/2029
a
212,521
Principal
Amount Long-Term Fixed Income  70.9% Value
Capital Goods  1.7% - continued
Carrier Global Corporation
$ 147,000 2.722%,  2/15/2030 $ 131,498
Chart Industries, Inc.
189,000 7.500%,  1/1/2030
a
196,499
Clydesdale Acquisition Holdings,
Inc.
39,000 6.625%,  4/15/2029
a
39,259
Crown Cork & Seal Company, Inc.
92,000 7.375%,  12/15/2026 94,387
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
164,000 6.625%,  12/15/2030
a
164,219
ESAB Corporation
64,000 6.250%,  4/15/2029
a
64,796
Fluor Corporation, Convertible
266,000 1.125%,  8/15/2029
d
334,229
GFL Environmental, Inc.
233,000 4.000%,  8/1/2028
a
220,626
152,000 3.500%,  9/1/2028
a
143,255
Greenbrier Companies, Inc.,
Convertible
160,000 2.875%,  4/15/2028
d
193,680
H&E Equipment Services, Inc.
248,000 3.875%,  12/15/2028
a
226,656
Herc Holdings, Inc.
49,000 5.500%,  7/15/2027
a
48,374
124,000 6.625%,  6/15/2029
a
125,571
Honeywell International, Inc.
176,000 5.250%,  3/1/2054 164,821
Howmet Aerospace, Inc.
132,000 6.750%,  1/15/2028
d
138,003
Huntington Ingalls Industries, Inc.
147,000 4.200%,  5/1/2030 139,494
Ingersoll Rand, Inc.
146,000 5.176%,  6/15/2029 147,442
43,000 5.700%,  8/14/2033 44,000
John Bean Technologies
Corporation, Convertible
191,000 0.250%,  5/15/2026 189,663
John Deere Capital Corporation
82,000 4.700%,  6/10/2030 81,793
172,000 4.400%,  9/8/2031 166,886
91,000 3.900%,  6/7/2032 84,570
46,000 5.150%,  9/8/2033 46,149
L3Harris Technologies, Inc.
78,000 5.400%,  1/15/2027 78,959
Lockheed Martin Corporation
120,000 5.200%,  2/15/2064 111,300
Martin Marietta Materials, Inc.
70,000 5.150%,  12/1/2034 68,734
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
48,000 6.750%,  4/1/2032
a
48,225
MIWD Holdco II, LLC
47,000 5.500%,  2/1/2030
a
44,395
Mueller Water Products, Inc.
161,000 4.000%,  6/15/2029
a
148,744
Nesco Holdings II, Inc.
185,000 5.500%,  4/15/2029
a
171,661

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Capital Goods  1.7% - continued
New Enterprise Stone and Lime
Company, Inc.
$ 233,000 5.250%,  7/15/2028
a
$ 225,086
Northrop Grumman Corporation
177,000 5.200%,  6/1/2054 164,651
42,000 4.700%,  3/15/2033 40,711
OI European Group BV
161,000 4.750%,  2/15/2030
a
143,328
Otis Worldwide Corporation
122,000 2.056%,  4/5/2025 121,059
Owens-Brockway Glass Container,
Inc.
140,000 6.625%,  5/13/2027
a
139,399
Pactiv Evergreen Group
74,000 4.375%,  10/15/2028
a
73,941
Parker-Hannifin Corporation
79,000 4.250%,  9/15/2027 78,168
Patrick Industries, Inc., Convertible
115,000 1.750%,  12/1/2028 156,387
Republic Services, Inc.
79,000 3.950%,  5/15/2028 76,917
90,000 5.000%,  12/15/2033 88,534
Resideo Funding, Inc.
158,000 6.500%,  7/15/2032
a
158,197
Reworld Holding Corporation
72,000 4.875%,  12/1/2029
a
66,587
Roller Bearing Company of
America, Inc.
217,000 4.375%,  10/15/2029
a
202,759
RTX Corporation
133,000 5.750%,  1/15/2029 137,299
370,000 4.500%,  6/1/2042 319,346
Sealed Air Corporation/Sealed Air
Corporation (US)
121,000 6.125%,  2/1/2028
a
121,403
Smyrna Ready Mix Concrete, LLC
224,000 8.875%,  11/15/2031
a
234,854
Spirit AeroSystems, Inc.
67,000 3.850%,  6/15/2026 65,387
39,000 9.750%,  11/15/2030
a
43,158
SRM Escrow Issuer, LLC
66,000 6.000%,  11/1/2028
a
64,374
Standard Industries, Inc./NY
76,000 4.750%,  1/15/2028
a
72,732
76,000 3.375%,  1/15/2031
a
65,163
Textron, Inc.
147,000 3.650%,  3/15/2027 143,244
Trane Technologies Financing, Ltd.
131,000 5.100%,  6/13/2034 129,522
TransDigm, Inc.
272,000 7.125%,  12/1/2031
a
278,518
227,000 6.625%,  3/1/2032
a
229,049
Trivium Packaging Finance
121,000 5.500%,  8/15/2026
a
119,267
United Rentals North America, Inc.
240,000 4.000%,  7/15/2030 218,477
Veralto Corporation
82,000 5.350%,  9/18/2028 83,048
Waste Connections, Inc.
46,000 3.200%,  6/1/2032 40,260
Principal
Amount Long-Term Fixed Income  70.9% Value
Capital Goods  1.7% - continued
WESCO Distribution, Inc.
$ 81,000 6.375%,  3/15/2029
a
$ 82,083
57,000 6.625%,  3/15/2032
a
57,933
Total 10,386,678
Collateralized Mortgage Obligations  6.1%
A&D Mortgage Trust
220,933
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,c
222,940
ACRA Trust
447,326
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,c
445,810
Alternative Loan Trust
355,189
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 184,189
Banc of America Alternative Loan
Trust
667,470
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 580,870
Banc of America Mortgage
Securities Trust
215,304
6.404%,  9/25/2035, Ser.
2005-H, Class 3A1
b
201,813
Bear Stearns Adjustable Rate
Mortgage Trust
19,556
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
18,345
CAFL Issuer, LLC
469,046
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,c
465,150
CHL Mortgage Pass-Through Trust
83,587
6.744%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
80,660
547,893
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 236,816
CHNGE Mortgage Trust
876,080
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
826,382
714,731
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
704,119
741,167
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
746,510
483,250
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,c
481,702
425,982
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
431,220
481,460
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,c
479,479
CIM Trust
854,667
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,c
861,222
Citigroup Mortgage Loan Trust,
Inc.
208,145
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 200,526
48,988
6.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
49,207
629,967
5.251%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
556,927
COLT Mortgage Loan Trust
722,962
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,c
728,133

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Collateralized Mortgage Obligations  6.1% -
continued
Countrywide Alternative Loan Trust
$ 310,994
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 $ 251,463
164,518
4.160%,  10/25/2035, Ser.
2005-43, Class 4A1
b
132,585
125,015
4.296%,  10/25/2035, Ser.
2005-43, Class 1A1
b
102,492
172,362
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 135,475
Countrywide Home Loan
Mortgage Pass Through Trust
242,904
5.190%,  11/25/2035, Ser.
2005-22, Class 2A1
b
198,695
CSMC Trust
417,284
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
417,322
356,716
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
299,680
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
464,164
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 411,159
Federal Home Loan Mortgage
Corporation
1,082,696
3.500%,  8/15/2035, Ser.
345, Class C8
e
105,196
Federal Home Loan Mortgage
Corporation - REMIC
1,283,392
4.000%,  1/25/2051, Ser.
5249, Class LA 1,241,337
1,003,201
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 790,887
3,975,762
1.500%,  12/25/2050, Ser.
5107, Class IO
e
311,876
23,335
2.500%,  5/15/2027, Ser.
4106, Class HI
e
95
280,578
3.000%,  5/15/2027, Ser.
4046, Class GI
e
5,425
314,082
3.000%,  7/15/2027, Ser.
4084, Class NI
e
7,870
438,385
3.000%,  7/15/2027, Ser.
4074, Class IO
e
11,089
160,369
2.500%,  2/15/2028, Ser.
4162, Class AI
e
3,724
348,933
2.500%,  2/15/2028, Ser.
4161, Class UI
e
8,522
536,520
2.500%,  3/15/2028, Ser.
4177, Class EI
e
14,331
798,075
3.500%,  10/15/2032, Ser.
4119, Class KI
e
66,288
487,126
3.000%,  2/15/2033, Ser.
4170, Class IG
e
34,497
705,411
3.000%,  4/15/2033, Ser.
4203, Class DI
e
29,507
Federal National Mortgage
Association - REMIC
849,069
4.500%,  6/25/2052, Ser.
2022-43, Class MA 832,389
542,828
3.000%,  7/25/2027, Ser.
2012-73, Class DI
e
11,902
332,330
3.000%,  7/25/2027, Ser.
2012-74, Class AI
e
7,031
417,343
3.000%,  8/25/2027, Ser.
2012-95, Class HI
e
5,405
Principal
Amount Long-Term Fixed Income  70.9% Value
Collateralized Mortgage Obligations  6.1% -
continued
$ 388,820
3.500%,  9/25/2027, Ser.
2012-98, Class YI
e
$ 9,523
1,068,997
3.000%,  11/25/2027, Ser.
2012-121, Class BI
e
27,286
734,544
3.000%,  12/25/2027, Ser.
2012-139, Class DI
e
17,592
265,230
2.500%,  1/25/2028, Ser.
2012-152, Class AI
e
6,207
668,175
3.000%,  1/25/2028, Ser.
2012-147, Class EI
e
14,645
157,540
2.500%,  2/25/2028, Ser.
2013-46, Class CI
e
2,301
414,438
3.000%,  2/25/2028, Ser.
2013-2, Class GI
e
11,342
151,905
3.000%,  4/25/2028, Ser.
2013-30, Class DI
e
4,421
232,744
3.000%,  11/25/2031, Ser.
2013-69, Class IO
e
2,040
763,090
3.000%,  2/25/2033, Ser.
2013-1, Class YI
e
57,950
First Horizon Alternative Mortgage
Securities Trust
105,829
7.003%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
103,071
92,049
5.576%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
84,935
Flagstar Mortgage Trust
334,455
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
294,579
GCAT Trust
683,919
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
626,015
277,942
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
277,193
GMAC Mortgage Corporation
Loan Trust
369,123
3.863%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
313,506
Government National Mortgage
Association
51,568
4.000%,  1/16/2027, Ser.
2012-3, Class IO
e
668
GS Mortgage-Backed Securities
Trust
650,630
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
647,355
Home RE, Ltd.
1,000,000
9.160%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
1,036,072
841,807
8.069%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
847,428
IndyMac IMJA Mortgage Loan
Trust
562,496
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 230,845
J.P. Morgan Mortgage Trust
440,460
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
361,250
602,983
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
592,900

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Collateralized Mortgage Obligations  6.1% -
continued
$ 56,299
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 $ 56,904
253,950
5.289%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
180,058
LHOME Mortgage Trust
600,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,c
606,195
500,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,c
505,008
Merrill Lynch Alternative Note
Asset Trust
503,922
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 173,852
MFA Trust
1,000,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,c
1,006,652
MortgageIT Securities Corporation
Mortgage Loan Trust
1,123,861
4.913%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
983,593
NYMT Loan Trust
650,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,c
657,213
750,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,c
755,983
Pretium Mortgage Credit Partners,
LLC
250,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,c
249,935
PRKCM Trust
820,624
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
824,366
738,274
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,c
753,803
PRPM, LLC
734,219
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
716,608
639,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
588,466
516,525
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,c
514,562
487,339
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,c
487,388
500,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,c
499,513
Residential Accredit Loans, Inc.
Trust
271,303
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 233,617
191,022
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 147,353
193,148
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 157,903
Residential Asset Securitization
Trust
277,523
4.971%,  1/25/2034, Ser.
2004-IP1, Class A1
b
260,833
Residential Funding Mortgage
Security I Trust
434,176
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 340,221
Principal
Amount Long-Term Fixed Income  70.9% Value
Collateralized Mortgage Obligations  6.1% -
continued
Roc Mortgage Trust
$ 279,658
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
$ 279,658
800,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,c
794,454
Saluda Grade Alternative
Mortgage Trust
1,200,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
1,207,282
Sequoia Mortgage Trust
330,076
3.972%,  9/20/2046, Ser.
2007-1, Class 4A1
b
221,314
Structured Adjustable Rate
Mortgage Loan Trust
126,692
5.166%,  7/25/2035, Ser.
2005-15, Class 4A1
b
107,225
Toorak Mortgage Trust
1,000,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,c
1,009,260
Triangle Re, Ltd.
978,198
7.969%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
993,122
TVC Mortgage Trust
900,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,c
909,837
Verus Securitization Trust
723,434
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
634,818
472,774
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,c
475,218
WaMu Mortgage Pass-Through
Certificates
91,474
6.600%,  5/25/2033, Ser.
2003-AR4, Class A7
b
89,346
Washington Mutual Mortgage
Pass-Through Certificates
236,467
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 198,075
Total 37,127,021
Commercial Mortgage-Backed Securities  0.5%
BANK 2018-BNK12
650,000
4.342%,  5/15/2061, Ser.
2018-BN12, Class AS
b
628,186
BBCMS Mortgage Trust
3,980,259
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
b,e
281,426
ROCK Trust
750,000
5.388%,  11/13/2041, Ser.
2024-CNTR, Class A
a
747,909
Silver Hill Trust
119,835
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
117,052
Velocity Commercial Capital Loan
Trust
488,964
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
490,730
365,752
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
368,498

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Commercial Mortgage-Backed Securities  0.5%
- continued
$ 647,122
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
$ 661,903
Total 3,295,704
Communications Services  2.3%
AMC Networks, Inc.
40,000 10.250%,  1/15/2029
a
42,471
American Tower Corporation
161,000 4.400%,  2/15/2026 160,178
96,000 1.450%,  9/15/2026 90,756
127,000 5.500%,  3/15/2028 128,877
88,000 5.800%,  11/15/2028 90,340
126,000 3.800%,  8/15/2029 119,280
101,000 5.000%,  1/31/2030 100,419
AppLovin Corporation
140,000 5.500%,  12/1/2034 138,957
AT&T, Inc.
144,000 5.700%,  3/1/2057 138,203
445,000 3.550%,  9/15/2055 299,300
288,000 4.300%,  2/15/2030 278,921
88,000 5.400%,  2/15/2034 88,352
Bell Telephone Company of
Canada
87,000 5.100%,  5/11/2033 84,544
Cable One, Inc., Convertible
113,000 1.125%,  3/15/2028
d
92,942
CCO Holdings, LLC/CCO Holdings
Capital Corporation
319,000 5.125%,  5/1/2027
a
313,456
34,000 5.000%,  2/1/2028
a
32,772
460,000 4.750%,  3/1/2030
a
420,056
224,000 4.250%,  2/1/2031
a
195,222
19,000 4.750%,  2/1/2032
a
16,676
250,000 4.250%,  1/15/2034
a
202,822
CenterPoint Energy, Inc.,
Convertible
6,310 3.369%,  9/15/2029 250,128
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
262,000 4.200%,  3/15/2028 253,267
147,000 5.050%,  3/30/2029 143,838
142,000 6.550%,  6/1/2034 145,253
Clear Channel Outdoor Holdings,
Inc.
173,000 7.875%,  4/1/2030
a
178,050
Clear Channel Worldwide
Holdings, Inc.
129,000 5.125%,  8/15/2027
a
124,171
Comcast Corporation
264,000 5.650%,  6/1/2054 255,202
210,000 3.400%,  4/1/2030 194,858
Crown Castle, Inc.
133,000 2.900%,  3/15/2027 127,692
55,000 4.900%,  9/1/2029 54,389
Deluxe Corporation
47,000 8.125%,  9/15/2029
a
47,659
Deutsche Telekom International
Finance BV
244,000 8.750%,  6/15/2030 283,492
Principal
Amount Long-Term Fixed Income  70.9% Value
Communications Services  2.3% - continued
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
$ 418,000 5.875%,  8/15/2027
a
$ 407,257
Frontier Communications
Holdings, LLC
147,000 5.875%,  10/15/2027
a
146,534
GCI, LLC
159,000 4.750%,  10/15/2028
a
148,495
Gray Television, Inc.
36,000 10.500%,  7/15/2029
a
35,998
Iliad Holding SASU
201,000 8.500%,  4/15/2031
a
213,696
103,000 7.000%,  4/15/2032
a
103,521
Intelsat Jackson Holdings SA
207,000 6.500%,  3/15/2030
a
190,931
Lamar Media Corporation
154,000 3.625%,  1/15/2031 135,536
LCPR Senior Secured Financing
DAC
328,000 6.750%,  10/15/2027
a
296,774
Level 3 Financing, Inc.
33,000 3.625%,  1/15/2029
a,d
26,235
77,888 10.500%,  4/15/2029
a
86,798
77,888 11.000%,  11/15/2029
a
87,618
138,000 10.500%,  5/15/2030
a
150,282
McGraw-Hill Education, Inc.
228,000 5.750%,  8/1/2028
a
222,611
Meta Platforms, Inc.
162,000 5.550%,  8/15/2064 157,923
87,000 3.850%,  8/15/2032 80,853
160,000 4.750%,  8/15/2034 155,749
News Corporation
127,000 3.875%,  5/15/2029
a
117,810
Nexstar Media, Inc.
93,000 5.625%,  7/15/2027
a
90,708
101,000 4.750%,  11/1/2028
a
94,170
Optics Bidco SPA
178,000 6.000%,  9/30/2034
a
170,887
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
18,000 4.625%,  3/15/2030
a
16,633
Paramount Global
190,000 6.375%,  3/30/2062
b
183,651
Playtika Holding Corporation
71,000 4.250%,  3/15/2029
a
64,362
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,b
48,580
132,000 5.000%,  2/15/2029 131,159
220,000 5.300%,  2/15/2034 214,426
Sirius XM Radio, LLC
296,000 5.000%,  8/1/2027
a
287,868
200,000 4.000%,  7/15/2028
a
184,271
Sprint Capital Corporation
286,000 6.875%,  11/15/2028 303,584
136,000 8.750%,  3/15/2032 162,371
Take-Two Interactive Software, Inc.
108,000 5.600%,  6/12/2034 108,794
TEGNA, Inc.
255,000 4.625%,  3/15/2028 240,976

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Communications Services  2.3% - continued
Telenet Finance Luxembourg
Notes SARL
$ 200,000 5.500%,  3/1/2028
a
$ 194,244
T-Mobile USA, Inc.
89,000 5.500%,  1/15/2055 83,757
167,000 5.250%,  6/15/2055 151,661
165,000 3.375%,  4/15/2029 154,004
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
246,000 4.750%,  4/15/2028
a
230,560
Univision Communications, Inc.
31,000 8.000%,  8/15/2028
a
31,562
268,000 4.500%,  5/1/2029
a
239,881
114,000 7.375%,  6/30/2030
a
109,058
34,000 8.500%,  7/31/2031
a
33,337
Urban One, Inc.
49,000 7.375%,  2/1/2028
a
30,502
Verizon Communications, Inc.
103,000 5.500%,  2/23/2054 98,560
147,000 3.150%,  3/22/2030 134,608
194,000 2.355%,  3/15/2032 160,885
150,000 4.780%,  2/15/2035
a
142,790
Viasat, Inc.
66,000 5.625%,  4/15/2027
a
63,882
Virgin Media Finance plc
97,000 5.000%,  7/15/2030
a
82,096
Virgin Media Secured Finance plc
206,000 5.500%,  5/15/2029
a
193,217
VMED O2 UK Financing I plc
91,000 4.750%,  7/15/2031
a
78,231
80,000 7.750%,  4/15/2032
a
80,629
Vodafone Group plc
114,000 5.125%,  6/4/2081
b
86,621
147,000 5.750%,  6/28/2054 141,777
83,000 5.875%,  6/28/2064 80,307
220,000 7.000%,  4/4/2079
b
225,296
VZ Secured Financing BV
253,000 5.000%,  1/15/2032
a
223,768
Walt Disney Company
80,000 3.800%,  3/22/2030 76,570
Warnermedia Holdings, Inc.
316,000 4.054%,  3/15/2029 294,022
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
87,000 8.250%,  10/1/2031
a
89,856
Zegona Finance plc
141,000 8.625%,  7/15/2029
a
149,465
Ziggo Bond Company BV
95,000 5.125%,  2/28/2030
a
85,596
Ziggo BV
86,000 4.875%,  1/15/2030
a
79,021
Total 13,985,367
Consumer Cyclical  3.3%
1011778 B.C., ULC/New Red
Finance, Inc.
111,000 4.375%,  1/15/2028
a
106,029
215,000 5.625%,  9/15/2029
a
211,780
Principal
Amount Long-Term Fixed Income  70.9% Value
Consumer Cyclical  3.3% - continued
Adient Global Holdings, Ltd.
$ 44,000 8.250%,  4/15/2031
a
$ 44,868
Alimentation Couche-Tard, Inc.
144,000 5.617%,  2/12/2054
a
135,945
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
294,000 4.625%,  6/1/2028
a
277,975
Allison Transmission, Inc.
51,000 3.750%,  1/30/2031
a
45,122
Amazon.com, Inc.
98,000 1.500%,  6/3/2030 83,137
American Axle & Manufacturing,
Inc.
225,000 5.000%,  10/1/2029
d
205,464
American Honda Finance
Corporation
194,000 5.050%,  7/10/2031 192,096
135,000 4.900%,  1/10/2034
d
129,783
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
43,000 7.000%,  4/15/2030
a,d
38,147
Arko Corporation
185,000 5.125%,  11/15/2029
a,d
168,298
Asbury Automotive Group, Inc.
136,000 5.000%,  2/15/2032
a
124,061
Ashton Woods USA, LLC/Ashton
Woods Finance Company
180,000 4.625%,  8/1/2029
a
165,602
17,000 4.625%,  4/1/2030
a
15,425
Aston Martin Capital Holdings, Ltd.
114,000 10.000%,  3/31/2029
a
111,288
Beazer Homes USA, Inc.
134,000 7.500%,  3/15/2031
a
136,087
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 82,547
Booking Holdings, Inc.,
Convertible
128,000 0.750%,  5/1/2025 337,752
Boyd Gaming Corporation
270,000 4.750%,  6/15/2031
a
249,798
Boyne USA, Inc.
128,000 4.750%,  5/15/2029
a
121,339
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
114,000 4.875%,  2/15/2030
a
102,950
Burlington Stores, Inc., Convertible
92,000 2.250%,  4/15/2025 119,692
120,000 1.250%,  12/15/2027 179,520
Caesars Entertainment, Inc.
276,000 4.625%,  10/15/2029
a
258,407
97,000 6.500%,  2/15/2032
a
97,438
Carnival Corporation
152,000 7.625%,  3/1/2026
a
152,222
251,000 5.750%,  3/1/2027
a
250,446
198,000 4.000%,  8/1/2028
a
187,662
Carnival Corporation, Convertible
269,000 5.750%,  12/1/2027 541,228

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Consumer Cyclical  3.3% - continued
Carvana Company
$ 25,782
0.000%,PIK 12.000%,
12/1/2028
a,f
$ 27,529
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
39,000 5.375%,  4/15/2027 38,585
206,000 5.250%,  7/15/2029 198,004
Choice Hotels International, Inc.
83,000 3.700%,  12/1/2029 77,062
Churchill Downs, Inc.
107,000 4.750%,  1/15/2028
a
103,216
116,000 6.750%,  5/1/2031
a
117,255
Clarios Global, LP/Clarios US
Finance Company, Inc.
88,000 6.750%,  5/15/2028
a
89,609
Cracker Barrel Old Country Store,
Inc., Convertible
38,000 0.625%,  6/15/2026
d
35,720
Crocs, Inc.
76,000 4.250%,  3/15/2029
a
70,255
Cushman & Wakefield US
Borrower, LLC
39,000 6.750%,  5/15/2028
a
39,035
Dana, Inc.
78,000 5.625%,  6/15/2028 76,942
114,000 4.250%,  9/1/2030 106,097
117,000 4.500%,  2/15/2032 107,310
eG Global Finance plc
39,000 12.000%,  11/30/2028
a
43,614
Expedia Group, Inc.
146,000 3.250%,  2/15/2030 134,623
Expedia Group, Inc., Convertible
187,000 Zero Coupon,  2/15/2026 185,507
Ford Motor Company, Convertible
326,000 Zero Coupon,  3/15/2026 315,242
Ford Motor Credit Company, LLC
200,000 5.850%,  5/17/2027 202,145
168,000 2.900%,  2/10/2029 150,454
148,000 7.122%,  11/7/2033 154,465
Forestar Group, Inc.
80,000 3.850%,  5/15/2026
a
77,825
Gap, Inc.
56,000 3.625%,  10/1/2029
a
50,285
22,000 3.875%,  10/1/2031
a
19,024
Garrett Motion Holdings, Inc./
Garrett LX I SARL
109,000 7.750%,  5/31/2032
a
110,584
General Motors Financial
Company, Inc.
43,000 2.900%,  2/26/2025 42,845
111,000 2.750%,  6/20/2025 109,911
135,000 5.800%,  6/23/2028 137,699
104,000 5.800%,  1/7/2029 106,094
193,000 4.900%,  10/6/2029 190,112
196,000 5.700%,  9/30/2030
b,g
190,479
63,000 5.750%,  2/8/2031 63,830
194,000 5.950%,  4/4/2034 195,014
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
78,000 3.500%,  3/1/2029
a
71,258
Principal
Amount Long-Term Fixed Income  70.9% Value
Consumer Cyclical  3.3% - continued
Goodyear Tire & Rubber Company
$ 78,000 4.875%,  3/15/2027 $ 75,361
66,000 5.000%,  7/15/2029
d
60,606
Hanesbrands, Inc.
91,000 4.875%,  5/15/2026
a
89,587
Harley-Davidson Financial
Services, Inc.
134,000 5.950%,  6/11/2029
a
134,150
Hilton Domestic Operating
Company, Inc.
172,000 4.875%,  1/15/2030 164,984
39,000 4.000%,  5/1/2031
a
35,074
219,000 3.625%,  2/15/2032
a
190,240
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
278,000 5.000%,  6/1/2029
a
261,956
Home Depot, Inc.
81,000 5.300%,  6/25/2054 77,593
81,000 5.400%,  6/25/2064
d
77,642
137,000 3.250%,  4/15/2032 122,223
Hyundai Capital America
2,000 5.500%,  3/30/2026
a
2,012
147,000 3.000%,  2/10/2027
a
141,165
89,000 6.500%,  1/16/2029
a
92,898
International Game Technology plc
193,000 5.250%,  1/15/2029
a
188,282
Jacobs Entertainment, Inc.
158,000 6.750%,  2/15/2029
a
152,478
Jaguar Land Rover Automotive plc
93,000 5.500%,  7/15/2029
a
90,224
KB Home
240,000 4.800%,  11/15/2029 226,261
10,000 4.000%,  6/15/2031 8,829
L Brands, Inc.
205,000 6.625%,  10/1/2030
a
206,474
86,000 6.875%,  11/1/2035 87,997
Las Vegas Sands Corporation
89,000 5.900%,  6/1/2027 90,289
LGI Homes, Inc.
67,000 7.000%,  11/15/2032
a
66,339
Life Time, Inc.
94,000 6.000%,  11/15/2031
a
93,061
Light & Wonder International, Inc.
88,000 7.250%,  11/15/2029
a
89,772
Live Nation Entertainment, Inc.
87,000 4.750%,  10/15/2027
a
84,110
Live Nation Entertainment, Inc.,
Convertible
320,000 3.125%,  1/15/2029 435,392
210,000 2.875%,  1/15/2030
a
210,840
Lowe's Companies, Inc.
219,000 4.500%,  4/15/2030 214,860
Macy's Retail Holdings, LLC
151,000 5.875%,  4/1/2029
a
147,408
78,000 6.125%,  3/15/2032
a
73,226
Marriott International, Inc./MD
83,000 4.900%,  4/15/2029 82,841
146,000 4.625%,  6/15/2030 143,283

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Consumer Cyclical  3.3% - continued
Marriott Vacations Worldwide
Corporation, Convertible
$ 123,000 Zero Coupon,  1/15/2026 $ 116,924
334,000 3.250%,  12/15/2027 311,622
Mattamy Group Corporation
116,000 5.250%,  12/15/2027
a
113,418
McDonald's Corporation
94,000 4.950%,  8/14/2033 93,221
Melco Resorts Finance, Ltd.
217,000 5.375%,  12/4/2029
a
198,101
122,000 7.625%,  4/17/2032
a
122,437
Meritage Homes Corporation,
Convertible
113,000 1.750%,  5/15/2028
a
110,740
Michaels Companies, Inc.
115,000 5.250%,  5/1/2028
a
86,826
NCL Corporation, Ltd.
91,000 5.875%,  3/15/2026
a
90,876
178,000 5.875%,  2/15/2027
a
177,443
Nordstrom, Inc.
130,000 4.250%,  8/1/2031 113,692
PENN Entertainment, Inc.
195,000 4.125%,  7/1/2029
a,d
174,858
PetSmart, Inc./PetSmart Finance
Corporation
213,000 4.750%,  2/15/2028
a
200,965
70,000 7.750%,  2/15/2029
a
67,666
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
253,000 5.750%,  4/15/2026
a
252,858
QVC, Inc.
49,000 6.875%,  4/15/2029
a,d
39,870
Rakuten Group, Inc.
117,000 11.250%,  2/15/2027
a
127,533
140,000 9.750%,  4/15/2029
a
151,533
Raven Acquisition Holdings, LLC
67,000 6.875%,  11/15/2031
a
66,328
Royal Caribbean Cruises, Ltd.
365,000 4.250%,  7/1/2026
a
358,112
Saks Global Enterprises, LLC
51,000 11.000%,  12/15/2029
a
49,125
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
33,000 6.625%,  3/1/2030
a
31,579
SeaWorld Parks and
Entertainment, Inc.
189,000 5.250%,  8/15/2029
a
180,399
Service Corporation International/
US
78,000 3.375%,  8/15/2030 68,250
Six Flags Entertainment
Corporation
38,000 7.250%,  5/15/2031
a
38,810
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
39,000 6.625%,  5/1/2032
a
39,527
Six Flags Theme Parks, Inc.
53,000 7.000%,  7/1/2025
a,d
52,950
Sonic Automotive, Inc.
95,000 4.875%,  11/15/2031
a
85,233
Principal
Amount Long-Term Fixed Income  70.9% Value
Consumer Cyclical  3.3% - continued
Staples, Inc.
$ 155,000 10.750%,  9/1/2029
a
$ 152,487
Station Casinos, LLC
216,000 4.625%,  12/1/2031
a
193,491
Tenneco, Inc.
138,000 8.000%,  11/17/2028
a
128,617
Toyota Motor Credit Corporation
88,000 5.550%,  11/20/2030 90,696
87,000 4.800%,  1/5/2034 84,524
Tractor Supply Company
88,000 5.250%,  5/15/2033 87,948
Uber Technologies, Inc.
121,000 5.350%,  9/15/2054 112,519
150,000 4.800%,  9/15/2034 143,560
Uber Technologies, Inc.,
Convertible
149,000 Zero Coupon,  12/15/2025 150,192
268,000 0.875%,  12/1/2028 294,800
Vail Resorts, Inc., Convertible
155,000 Zero Coupon,  1/1/2026 146,863
VICI Properties, LP/VICI Note
Company, Inc.
326,000 5.750%,  2/1/2027
a
328,803
Victoria's Secret & Company
192,000 4.625%,  7/15/2029
a
174,995
Viking Cruises, Ltd.
399,000 5.875%,  9/15/2027
a
396,003
Volkswagen Group of America
Finance, LLC
56,000 3.350%,  5/13/2025
a
55,679
Walgreens Boots Alliance, Inc.
137,000 3.200%,  4/15/2030 110,087
WASH Multifamily Acquisition, Inc.
122,000 5.750%,  4/15/2026
a
121,057
Wyndham Hotels & Resorts, Inc.
134,000 4.375%,  8/15/2028
a
127,376
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
190,000 7.125%,  2/15/2031
a
197,868
Yum! Brands, Inc.
272,000 4.750%,  1/15/2030
a
260,123
ZF North America Capital, Inc.
150,000 7.125%,  4/14/2030
a
147,250
67,000 6.750%,  4/23/2030
a
64,450
Total 19,817,478
Consumer Non-Cyclical  3.2%
1375209 B.C., Ltd.
78,000 9.000%,  1/30/2028
a,d
77,938
AbbVie, Inc.
220,000 5.500%,  3/15/2064 210,046
260,000 4.500%,  5/14/2035 243,484
132,000 5.350%,  3/15/2044 128,674
AdaptHealth, LLC
349,000 4.625%,  8/1/2029
a
313,856
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
104,000 4.625%,  1/15/2027
a
101,817
261,000 3.500%,  3/15/2029
a
237,552

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Consumer Non-Cyclical  3.2% - continued
Altria Group, Inc.
$ 88,000 6.200%,  11/1/2028 $ 91,462
Amgen, Inc.
128,000 5.150%,  3/2/2028 128,931
Anheuser-Busch InBev Worldwide,
Inc.
266,000 5.000%,  6/15/2034 262,881
ANI Pharmaceuticals, Inc.,
Convertible
126,000 2.250%,  9/1/2029
a
127,260
Archer-Daniels-Midland Company
88,000 4.500%,  8/15/2033 83,707
AstraZeneca Finance, LLC
185,000 1.750%,  5/28/2028 167,859
131,000 5.000%,  2/26/2034 129,565
B&G Foods, Inc.
66,000 8.000%,  9/15/2028
a
67,846
BAT Capital Corporation
97,000 6.343%,  8/2/2030 101,996
93,000 7.750%,  10/19/2032 105,449
Bausch + Lomb Corporation
48,000 8.375%,  10/1/2028
a
49,680
Bausch Health Companies, Inc.
142,000 5.500%,  11/1/2025
a
138,477
148,000 4.875%,  6/1/2028
a
118,400
36,000 11.000%,  9/30/2028
a
34,200
Becton, Dickinson and Company
71,000 4.693%,  2/13/2028 70,650
147,000 2.823%,  5/20/2030 131,677
BellRing Brands, Inc.
162,000 7.000%,  3/15/2030
a
165,916
BioMarin Pharmaceutical, Inc.,
Convertible
267,000 1.250%,  5/15/2027 247,776
Bio-Rad Laboratories, Inc.
133,000 3.300%,  3/15/2027 128,660
Bristol-Myers Squibb Company
176,000 5.550%,  2/22/2054 170,734
89,000 5.750%,  2/1/2031 92,565
43,000 5.900%,  11/15/2033 45,117
Bunge, Ltd. Finance Corporation
48,000 4.650%,  9/17/2034 45,311
Campbell's Company
286,000 5.400%,  3/21/2034 284,568
Cargill, Inc.
172,000 2.125%,  11/10/2031
a
142,116
Cencora, Inc.
104,000 5.150%,  2/15/2035 101,386
Central Garden & Pet Company
86,000 4.125%,  10/15/2030 77,239
Champ Acquisition Corporation
53,000 8.375%,  12/1/2031
a
54,064
Charles River Laboratories
International, Inc.
94,000 4.000%,  3/15/2031
a
83,620
Chefs' Warehouse, Inc.,
Convertible
204,000 2.375%,  12/15/2028 261,834
Cheplapharm Arzneimittel GmbH
40,000 5.500%,  1/15/2028
a
36,232
Principal
Amount Long-Term Fixed Income  70.9% Value
Consumer Non-Cyclical  3.2% - continued
CHS/Community Health Systems,
Inc.
$ 191,000 5.625%,  3/15/2027
a
$ 183,306
59,000 8.000%,  12/15/2027
a
58,892
98,000 6.000%,  1/15/2029
a
87,750
111,000 4.750%,  2/15/2031
a
86,131
109,000 10.875%,  1/15/2032
a
112,458
Cigna Group
88,000 5.600%,  2/15/2054 82,417
110,000 2.400%,  3/15/2030 96,265
Coca-Cola Company
88,000 5.300%,  5/13/2054 84,880
Concentra Escrow Issuer
Corporation
66,000 6.875%,  7/15/2032
a
67,383
Constellation Brands, Inc.
90,000 4.800%,  1/15/2029 89,459
195,000 3.150%,  8/1/2029 179,556
32,000 4.900%,  5/1/2033 30,898
CVS Health Corporation
176,000 6.050%,  6/1/2054 165,095
102,000 6.750%,  12/10/2054
b
100,015
81,000 5.000%,  2/20/2026 80,916
77,000 4.300%,  3/25/2028 74,606
267,000 4.780%,  3/25/2038 230,867
282,000 6.000%,  6/1/2044 266,677
DaVita, Inc.
111,000 6.875%,  9/1/2032
a
111,851
Diageo Capital plc
97,000 2.000%,  4/29/2030 83,730
130,000 5.625%,  10/5/2033 133,431
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
a
195,766
Eli Lilly & Company
176,000 5.000%,  2/9/2054 161,746
176,000 4.700%,  2/27/2033 172,499
Embecta Corporation
78,000 5.000%,  2/15/2030
a
71,843
91,000 6.750%,  2/15/2030
a
86,200
Encompass Health Corporation
101,000 4.500%,  2/1/2028 97,457
Endo Finance Holdings, Inc.
78,000 8.500%,  4/15/2031
a,d
82,644
Energizer Holdings, Inc.
151,000 4.375%,  3/31/2029
a
140,257
Envista Holdings Corporation,
Convertible
16,000 2.375%,  6/1/2025 17,208
89,000 1.750%,  8/15/2028 79,611
Fortrea Holdings, Inc.
70,000 7.500%,  7/1/2030
a,d
70,116
GE HealthCare Technologies, Inc.
136,000 6.377%,  11/22/2052 146,196
General Mills, Inc.
35,000 4.950%,  3/29/2033 34,145
Gilead Sciences, Inc.
89,000 5.250%,  10/15/2033 89,325
HCA, Inc.
80,000 5.950%,  9/15/2054 76,086

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Consumer Non-Cyclical  3.2% - continued
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
$ 134,000 7.875%,  9/1/2025
a
$ 133,811
HLF Financing SARL, LLC/
Herbalife International, Inc.
74,000 4.875%,  6/1/2029
a
51,800
Insulet Corporation, Convertible
455,000 0.375%,  9/1/2026 575,029
Integer Holdings Corporation,
Convertible
229,000 2.125%,  2/15/2028 365,942
Jazz Investments I, Ltd.,
Convertible
287,000 2.000%,  6/15/2026 290,875
249,000 3.125%,  9/15/2030
a
267,924
Jazz Securities DAC
51,000 4.375%,  1/15/2029
a
48,087
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
231,000 2.500%,  1/15/2027 219,384
114,000 3.625%,  1/15/2032 100,599
Johnson & Johnson
176,000 5.250%,  6/1/2054 171,863
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
78,000 9.000%,  2/15/2029
a
80,923
Keurig Dr Pepper, Inc.
107,000 3.200%,  5/1/2030 97,861
172,000 5.300%,  3/15/2034 171,679
Kraft Heinz Foods Company
87,000 6.750%,  3/15/2032 94,294
Kroger Company
80,000 4.500%,  1/15/2029 78,921
Lamb Weston Holdings, Inc.
66,000 4.375%,  1/31/2032
a
59,720
LifePoint Health, Inc.
90,000 9.875%,  8/15/2030
a
97,106
98,000 11.000%,  10/15/2030
a
107,571
Mattel, Inc.
272,000 3.375%,  4/1/2026
a
266,411
Medline Borrower, LP/Medline Co-
Issuer, Inc.
78,000 6.250%,  4/1/2029
a
78,822
Medtronic Global Holdings SCA
86,000 4.500%,  3/30/2033 82,163
Mozart Debt Merger Sub, Inc.
269,000 3.875%,  4/1/2029
a
249,091
141,000 5.250%,  10/1/2029
a
136,074
MPH Acquisition Holdings, LLC
76,000 5.500%,  9/1/2028
a
65,152
Nestle Capital Corporation
150,000 5.100%,  3/12/2054
a
141,350
Newell Brands, Inc.
81,000 6.375%,  9/15/2027
d
81,279
80,000 6.625%,  9/15/2029
d
81,353
40,000 6.375%,  5/15/2030 40,066
Novartis Capital Corporation
204,000 4.700%,  9/18/2054 179,926
Principal
Amount Long-Term Fixed Income  70.9% Value
Consumer Non-Cyclical  3.2% - continued
Organon & Company/Organon
Foreign Debt Co-Issuer BV
$ 106,000 4.125%,  4/30/2028
a
$ 99,585
215,000 5.125%,  4/30/2031
a
193,244
Owens & Minor, Inc.
133,000 6.625%,  4/1/2030
a,d
124,706
PepsiCo, Inc.
167,000 5.250%,  7/17/2054 161,468
Performance Food Group, Inc.
117,000 4.250%,  8/1/2029
a
108,556
Perrigo Finance Unlimited
Company
136,000 4.900%,  6/15/2030 127,466
Philip Morris International, Inc.
168,000 4.875%,  2/15/2028 168,404
93,000 5.625%,  11/17/2029 95,792
88,000 5.125%,  2/13/2031 88,006
93,000 5.750%,  11/17/2032 95,628
132,000 5.250%,  2/13/2034 130,459
76,000 4.900%,  11/1/2034 73,030
Post Holdings, Inc.
117,000 4.625%,  4/15/2030
a
107,903
195,000 4.500%,  9/15/2031
a
174,689
Post Holdings, Inc., Convertible
423,000 2.500%,  8/15/2027 495,545
Roche Holdings, Inc.
130,000 5.218%,  3/8/2054
a
124,235
136,000 2.076%,  12/13/2031
a
112,798
Royalty Pharma plc
222,000 1.200%,  9/2/2025 216,502
123,000 5.150%,  9/2/2029 122,655
Simmons Foods, Inc.
318,000 4.625%,  3/1/2029
a
293,861
Sotera Health Holdings, LLC
80,000 7.375%,  6/1/2031
a
81,048
Spectrum Brands, Inc.,
Convertible
237,000 3.375%,  6/1/2029
a
231,383
Star Parent, Inc.
84,000 9.000%,  10/1/2030
a
87,242
Sysco Corporation
84,000 5.950%,  4/1/2030 87,493
Takeda Pharmaceutical Company,
Ltd.
230,000 5.650%,  7/5/2054 221,989
161,000 5.000%,  11/26/2028 161,361
Tenet Healthcare Corporation
505,000 5.125%,  11/1/2027 494,583
281,000 4.375%,  1/15/2030 260,995
Teva Pharmaceutical Finance
Netherlands III BV
188,000 3.150%,  10/1/2026 180,649
Unilever Capital Corporation
100,000 5.000%,  12/8/2033 99,988
US Acute Care Solutions, LLC
76,000 9.750%,  5/15/2029
a
77,452
Varex Imaging Corporation,
Convertible
154,000 4.000%,  6/1/2025 153,343
Viterra Finance BV
178,000 3.200%,  4/21/2031
a
155,380

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Consumer Non-Cyclical  3.2% - continued
Winnebago Industries, Inc.,
Convertible
$ 139,000 3.250%,  1/15/2030
a
$ 126,629
Wyeth, LLC
215,000 6.500%,  2/1/2034 233,952
Zoetis, Inc.
131,000 5.600%,  11/16/2032 135,059
Total 19,306,381
Energy  2.8%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
164,000 5.375%,  6/15/2029
a
159,707
Apache Corporation
131,000 4.375%,  10/15/2028 126,355
Archrock Partners, LP/Archrock
Partners Finance Corporation
84,000 6.250%,  4/1/2028
a
83,552
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
162,000 8.250%,  12/31/2028
a
165,374
78,000 5.875%,  6/30/2029
a
75,962
Baytex Energy Corporation
174,000 8.500%,  4/30/2030
a
177,779
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
124,000 7.000%,  7/15/2029
a
126,647
BP Capital Markets America, Inc.
235,000 4.234%,  11/6/2028 230,072
127,000 4.812%,  2/13/2033 122,768
120,000 5.227%,  11/17/2034 118,186
BP Capital Markets plc
165,000 4.875%,  3/22/2030
b,g
157,225
177,000 6.450%,  12/1/2033
b,g
181,834
Buckeye Partners, LP
111,000 4.500%,  3/1/2028
a
105,319
85,000 6.875%,  7/1/2029
a
86,030
California Resources Corporation
93,000 8.250%,  6/15/2029
a
94,306
Cheniere Energy Partners, LP
97,000 4.500%,  10/1/2029 93,913
97,000 3.250%,  1/31/2032 84,110
114,000 5.950%,  6/30/2033 116,701
Cheniere Energy, Inc.
77,000 5.650%,  4/15/2034 77,442
Civitas Resources, Inc.
118,000 8.375%,  7/1/2028
a
122,551
125,000 8.750%,  7/1/2031
a
130,317
CNX Resources Corporation
101,000 6.000%,  1/15/2029
a
99,038
CNX Resources Corporation,
Convertible
150,000 2.250%,  5/1/2026 429,000
Columbia Pipelines Holding
Company, LLC
78,000 6.055%,  8/15/2026
a
79,100
175,000 6.042%,  8/15/2028
a
179,188
Comstock Resources, Inc.
156,000 6.750%,  3/1/2029
a
151,648
183,000 5.875%,  1/15/2030
a
170,669
Principal
Amount Long-Term Fixed Income  70.9% Value
Energy  2.8% - continued
ConocoPhillips Company
$ 180,000 4.850%,  1/15/2032 $ 176,372
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
217,000 5.500%,  6/15/2031
a
207,263
Crescent Energy Finance, LLC
241,000 7.625%,  4/1/2032
a
239,760
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
175,000 8.625%,  3/15/2029
a
180,939
Diamond Foreign Asset Company/
Diamond Finance, LLC
64,000 8.500%,  10/1/2030
a
66,415
Diamondback Energy, Inc.
208,000 5.750%,  4/18/2054 195,193
DT Midstream, Inc.
130,000 4.125%,  6/15/2029
a
121,404
Enbridge, Inc.
190,000 7.375%,  1/15/2083
b
191,618
182,000 7.625%,  1/15/2083
b
190,952
132,000 5.950%,  4/5/2054 130,466
44,000 5.700%,  3/8/2033 44,457
Enerflex, Ltd.
52,000 9.000%,  10/15/2027
a
53,997
Energy Transfer, LP
89,000 5.950%,  5/15/2054 86,041
297,000 8.000%,  5/15/2054
b
311,241
88,000 6.050%,  9/1/2054 86,126
210,000 6.500%,  11/15/2026
b,g
210,087
87,000 4.400%,  3/15/2027 86,166
54,000 7.125%,  5/15/2030
b,g
54,194
87,000 6.400%,  12/1/2030 91,927
Enterprise Products Operating,
LLC
115,000 5.550%,  2/16/2055 110,626
97,000 4.150%,  10/16/2028 94,674
215,000
7.733%,  (TSFR3M +
3.248%), 8/16/2077
b
213,656
EQM Midstream Partners, LP
160,000 4.750%,  1/15/2031
a
150,469
Genesis Energy LP/Genesis
Energy Finance Corporation
124,000 8.875%,  4/15/2030 126,170
186,000 7.875%,  5/15/2032 182,156
Harvest Midstream I, LP
195,000 7.500%,  9/1/2028
a
196,722
Hess Midstream Operations, LP
175,000 4.250%,  2/15/2030
a
161,336
Hilcorp Energy I, LP/Hilcorp
Finance Company
259,000 5.750%,  2/1/2029
a
247,099
78,000 6.000%,  4/15/2030
a
73,304
34,000 6.250%,  4/15/2032
a
31,281
Howard Midstream Energy
Partners, LLC
217,000 7.375%,  7/15/2032
a
220,444
ITT Holdings, LLC
140,000 6.500%,  8/1/2029
a
128,161
Kinder Morgan, Inc.
162,000 5.950%,  8/1/2054 158,269
Kodiak Gas Services, LLC
98,000 7.250%,  2/15/2029
a
99,965

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Energy  2.8% - continued
Laredo Petroleum, Inc.
$ 136,000 7.750%,  7/31/2029
a
$ 134,698
MEG Energy Corporation
110,000 5.875%,  2/1/2029
a
107,372
MPLX, LP
243,000 1.750%,  3/1/2026 234,612
43,000 5.000%,  3/1/2033 41,298
123,000 5.500%,  6/1/2034 121,225
Nabors Industries, Inc.
78,000 7.375%,  5/15/2027
a
77,910
199,000 9.125%,  1/31/2030
a
202,376
National Fuel Gas Company
195,000 5.500%,  1/15/2026 195,757
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
65,000 8.125%,  2/15/2029
a
65,854
97,000 8.375%,  2/15/2032
a
97,743
Noble Finance II, LLC
78,000 8.000%,  4/15/2030
a
78,777
Northern Oil and Gas, Inc.
174,000 8.750%,  6/15/2031
a
179,603
Northern Oil and Gas, Inc.,
Convertible
217,000 3.625%,  4/15/2029 253,998
NuStar Logistics, LP
158,000 6.375%,  10/1/2030 158,429
Occidental Petroleum Corporation
58,000 5.000%,  8/1/2027 58,028
174,000 8.875%,  7/15/2030 198,717
ONEOK, Inc.
168,000 5.700%,  11/1/2054 157,971
87,000 5.650%,  11/1/2028 88,774
113,000 4.750%,  10/15/2031 109,306
Ovintiv, Inc.
103,000 5.650%,  5/15/2028 104,445
PBF Holding Company, LLC/PBF
Finance Corporation
127,000 6.000%,  2/15/2028 121,792
Permian Resources Operating,
LLC, Convertible
75,000 3.250%,  4/1/2028 188,673
Pioneer Natural Resources
Company
120,000 1.900%,  8/15/2030 102,245
Plains All American Pipeline, LP
110,000
8.895%,  (TSFR3M +
4.372%), 2/2/2025
b,g
109,184
Plains All American Pipeline, LP/
PAA Finance Corporation
191,000 4.650%,  10/15/2025 190,718
Prairie Acquiror, LP
130,000 9.000%,  8/1/2029
a
133,930
Precision Drilling Corporation
77,000 6.875%,  1/15/2029
a
76,307
Range Resources Corporation
140,000 4.750%,  2/15/2030
a
131,372
Rockies Express Pipeline, LLC
203,000 4.950%,  7/15/2029
a
192,734
Saturn Oil & Gas, Inc.
91,000 9.625%,  6/15/2029
a,d
88,467
Principal
Amount Long-Term Fixed Income  70.9% Value
Energy  2.8% - continued
Schlumberger Holdings
Corporation
$ 61,000 4.300%,  5/1/2029
a
$ 59,477
SM Energy Company
135,000 6.500%,  7/15/2028 134,154
53,000 7.000%,  8/1/2032
a
52,255
South Bow USA Infrastructure
Holdings, LLC
46,000 5.584%,  10/1/2034
a
44,740
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
78,000 5.875%,  3/1/2027 77,386
Suncor Energy, Inc.
87,000 7.150%,  2/1/2032 94,542
Sunoco, LP
234,000 7.000%,  5/1/2029
a
240,147
Sunoco, LP/Sunoco Finance
Corporation
114,000 5.875%,  3/15/2028 113,535
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
209,000 5.500%,  1/15/2028
a
201,002
117,000 7.375%,  2/15/2029
a
117,370
Talos Production, Inc.
83,000 9.000%,  2/1/2029
a
85,155
Targa Resources Partners, LP
233,000 4.875%,  2/1/2031 224,971
TGNR Intermediate Holdings, LLC
185,000 5.500%,  10/15/2029
a
172,747
TotalEnergies Capital SA
264,000 5.488%,  4/5/2054 253,020
TransCanada Trust
313,000 5.875%,  8/15/2076
b
308,829
Transocean, Inc.
61,200 8.750%,  2/15/2030
a
63,117
UGI Corporation, Convertible
108,000 5.000%,  6/1/2028
a
122,634
USA Compression Partners, LP/
USA Compression Finance
Corporation
138,000 7.125%,  3/15/2029
a
140,435
Valaris, Ltd.
172,000 8.375%,  4/30/2030
a
173,811
Venture Global Calcasieu Pass,
LLC
94,000 3.875%,  8/15/2029
a
86,359
160,000 4.125%,  8/15/2031
a
143,285
Venture Global LNG, Inc.
290,000 8.125%,  6/1/2028
a
301,685
118,000 9.000%,  9/30/2029
a,b,g
123,374
355,000 8.375%,  6/1/2031
a
370,239
129,000 9.875%,  2/1/2032
a
141,549
Viridien SA
39,000 8.750%,  4/1/2027
a
38,318
Williams Companies, Inc.
164,000 4.900%,  3/15/2029 162,787
98,000 2.600%,  3/15/2031 84,390
Total 16,797,371

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3%
Acrisure, LLC/Acrisure Finance,
Inc.
$ 54,000 4.250%,  2/15/2029
a
$ 50,767
76,000 7.500%,  11/6/2030
a
78,258
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
150,000 6.950%,  3/10/2055
b
154,376
150,000 6.500%,  7/15/2025 150,967
150,000 5.750%,  6/6/2028 152,837
254,000 3.000%,  10/29/2028 235,194
Agree, LP
91,000 5.625%,  6/15/2034 91,265
Air Lease Corporation
114,000 2.300%,  2/1/2025 113,720
180,000 4.650%,  6/15/2026
b,g
174,110
98,000 3.125%,  12/1/2030 86,850
Aircastle, Ltd.
205,000 5.250%,  6/15/2026
a,b,g
201,057
98,000 2.850%,  1/26/2028
a
91,182
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
78,000 4.250%,  10/15/2027
a
74,452
92,000 6.750%,  4/15/2028
a
92,216
108,000 7.000%,  1/15/2031
a
108,422
Ally Financial, Inc.
255,000 4.700%,  5/15/2026
b,g
237,957
254,000 8.000%,  11/1/2031 280,830
122,000 6.700%,  2/14/2033
d
122,984
American Express Company
190,000 3.550%,  9/15/2026
b,g
182,624
5,000 6.338%,  10/30/2026
b
5,062
American International Group, Inc.
176,000 5.125%,  3/27/2033 173,813
AmWINS Group, Inc.
65,000 6.375%,  2/15/2029
a
65,399
192,000 4.875%,  6/30/2029
a
180,288
Aon North America, Inc.
176,000 5.750%,  3/1/2054 171,617
Apollo Debt Solutions BDC
137,000 6.700%,  7/29/2031
a
140,699
Arbor Realty Trust, Inc.,
Convertible
17,000 7.500%,  8/1/2025 16,915
Ares Capital Corporation
57,000 4.250%,  3/1/2025 56,880
191,000 2.150%,  7/15/2026 182,619
108,000 5.875%,  3/1/2029 108,914
Ares Strategic Income Fund
120,000 5.600%,  2/15/2030
a
118,594
Arthur J. Gallagher & Company
132,000 5.750%,  7/15/2054 129,744
75,000 5.000%,  2/15/2032 74,023
Assurant, Inc.
128,000 6.100%,  2/27/2026 129,050
Aviation Capital Group, LLC
96,000 4.875%,  10/1/2025
a
95,873
Avolon Holdings Funding, Ltd.
195,000 4.250%,  4/15/2026
a
192,652
180,000 5.750%,  3/1/2029
a
181,828
Azorra Finance, Ltd.
168,000 7.750%,  4/15/2030
a
167,003
Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
Banco Santander Mexico SA
$ 67,000 5.375%,  4/17/2025
a
$ 66,946
Banco Santander SA
82,000 4.750%,  11/12/2026
b,d,g
78,003
Bank of America Corporation
160,000 6.100%,  3/17/2025
b,g
159,574
279,000 1.319%,  6/19/2026
b
274,444
225,000 6.125%,  4/27/2027
b,g
226,480
145,000 1.734%,  7/22/2027
b
138,232
186,000 4.376%,  4/27/2028
b
184,025
294,000 3.593%,  7/21/2028
b
284,666
127,000 4.948%,  7/22/2028
b
127,267
145,000 5.819%,  9/15/2029
b
148,580
392,000 3.974%,  2/7/2030
b
375,665
328,000 2.687%,  4/22/2032
b
281,946
144,000 2.572%,  10/20/2032
b
121,503
179,000 2.972%,  2/4/2033
b
153,857
134,000 5.468%,  1/23/2035
b
134,147
339,000 5.425%,  8/15/2035
b
329,954
92,000 3.846%,  3/8/2037
b
81,493
Bank of Montreal
130,000 5.203%,  2/1/2028 131,010
92,000 3.088%,  1/10/2037
b
76,445
Bank of New York Mellon
Corporation
95,000 6.317%,  10/25/2029
b
99,805
127,000 4.596%,  7/26/2030
b
125,439
91,000 6.474%,  10/25/2034
b
98,260
Bank of Nova Scotia
110,000 4.900%,  6/4/2025
b,g
108,855
Barclays plc
124,000 6.125%,  12/15/2025
b,g
123,708
134,000 2.852%,  5/7/2026
b
132,968
85,000 5.501%,  8/9/2028
b
85,918
145,000 4.972%,  5/16/2029
b
143,606
200,000 4.942%,  9/10/2030
b
196,076
110,000 6.224%,  5/9/2034
b
112,991
88,000 7.119%,  6/27/2034
b
93,390
BlackRock Funding, Inc.
88,000 5.250%,  3/14/2054 83,130
Blackstone Mortgage Trust, Inc.,
Convertible
26,000 5.500%,  3/15/2027 25,025
Blackstone Private Credit Fund
161,000 5.600%,  11/22/2029
a
158,956
Blue Owl Capital Corporation II
86,000 8.450%,  11/15/2026 90,138
Blue Owl Credit Income
Corporation
136,000 4.700%,  2/8/2027 134,057
Blue Owl Technology Finance
Corporation
48,000 4.750%,  12/15/2025
a
47,470
147,000 3.750%,  6/17/2026
a
142,173
Blue Owl Technology Finance
Corporation II
44,000 6.750%,  4/4/2029
a
44,270
BNP Paribas SA
122,000 3.132%,  1/20/2033
a,b
103,993
BPCE SA
114,000 2.375%,  1/14/2025
a
113,905

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
Brixmor Operating Partnership, LP
$ 159,000 2.250%,  4/1/2028 $ 145,289
Burford Capital Global Finance,
LLC
186,000 9.250%,  7/1/2031
a
197,467
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
b,d,g
104,625
135,000 3.273%,  3/1/2030
b
124,813
Capital One NA
171,000 2.280%,  1/28/2026
b
170,615
Centene Corporation
361,000 3.000%,  10/15/2030 311,506
Charles Schwab Corporation
290,000 5.375%,  6/1/2025
b,g
288,456
148,000 0.900%,  3/11/2026 141,586
240,000 4.000%,  6/1/2026
b,g
232,127
126,000 2.000%,  3/20/2028 115,413
87,000 6.136%,  8/24/2034
b
91,343
Citigroup, Inc.
325,000 3.875%,  2/18/2026
b,g
315,549
338,000 1.122%,  1/28/2027
b
324,594
194,000 1.462%,  6/9/2027
b
184,715
172,000 3.070%,  2/24/2028
b
165,443
90,000 7.375%,  5/15/2028
b,g
92,722
175,000 7.625%,  11/15/2028
b,g
182,321
391,000 4.075%,  4/23/2029
b
379,338
107,000 7.125%,  8/15/2029
b,g
108,988
87,000 6.174%,  5/25/2034
b
88,630
150,000 7.000%,  8/15/2034
b,g
158,186
Citizens Financial Group, Inc.
205,000 4.000%,  10/6/2026
b,g
194,612
72,000 5.718%,  7/23/2032
b
72,251
CNA Financial Corporation
176,000 5.125%,  2/15/2034 172,733
Coinbase Global, Inc., Convertible
224,000 0.500%,  6/1/2026 234,647
257,000 0.250%,  4/1/2030
a
273,722
Comerica, Inc.
120,000 5.625%,  7/1/2025
b,g
119,287
48,000 5.982%,  1/30/2030
b
48,538
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
a
99,703
Cooperatieve Rabobank UA
111,000 1.339%,  6/24/2026
a,b
109,101
COPT Defense Properties, LP
192,000 2.250%,  3/15/2026 185,807
COPT Defense Properties, LP,
Convertible
49,000 5.250%,  9/15/2028
a
56,840
Corebridge Financial, Inc.
173,000 6.375%,  9/15/2054
b
171,817
136,000 6.875%,  12/15/2052
b
139,566
87,000 6.050%,  9/15/2033 89,987
100,000 5.750%,  1/15/2034 101,863
Cousins Properties, LP
40,000 5.375%,  2/15/2032 39,285
Credit Acceptance Corporation
146,000 9.250%,  12/15/2028
a
154,420
Credit Agricole SA
98,000 3.250%,  1/14/2030
a
87,990
Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
Credit Suisse Group AG
$ 110,000 7.250%,  N/A
*,h
$ 11,000
110,000 7.500%,  N/A
*,h
11,000
Deutsche Bank AG/New York, NY
332,000 2.129%,  11/24/2026
b
323,502
150,000 2.311%,  11/16/2027
b
142,573
124,000 6.819%,  11/20/2029
b
129,757
136,000 3.742%,  1/7/2033
b
115,213
Digital Realty Trust, LP, Convertible
180,000 1.875%,  11/15/2029
a
185,400
Discover Bank
196,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
199,597
Discover Financial Services
46,000 6.700%,  11/29/2032 49,026
Diversified Healthcare Trust
93,000 Zero Coupon,  1/15/2026
a
87,519
Drawbridge Special Opportunities
Fund, LP
264,000 3.875%,  2/15/2026
a
257,061
Elevance Health, Inc.
176,000 5.650%,  6/15/2054 168,645
257,000 2.550%,  3/15/2031 220,515
Encore Capital Group, Inc.,
Convertible
181,000 4.000%,  3/15/2029 182,681
Extra Space Storage, LP
84,000 5.900%,  1/15/2031 86,648
96,000 2.400%,  10/15/2031 79,767
Fairfax Financial Holdings, Ltd.
132,000 6.350%,  3/22/2054 135,920
Federal Realty OP, LP, Convertible
103,000 3.250%,  1/15/2029
a
104,493
Fifth Third Bancorp
175,000 4.500%,  9/30/2025
b,g
172,591
86,000 4.772%,  7/28/2030
b
84,257
Fifth Third Bank NA
237,000 3.850%,  3/15/2026 234,024
FirstCash, Inc.
190,000 5.625%,  1/1/2030
a
183,052
Five Corners Funding Trust III
100,000 5.791%,  2/15/2033
a
102,509
Fortress Transportation and
Infrastructure Investors, LLC
79,000 5.500%,  5/1/2028
a
77,266
145,000 7.000%,  5/1/2031
a
147,921
48,000 7.000%,  6/15/2032
a
48,946
Freedom Mortgage Holdings, LLC
176,000 9.250%,  2/1/2029
a
181,622
76,000 9.125%,  5/15/2031
a
78,361
FS KKR Capital Corporation
96,000 3.400%,  1/15/2026 94,142
97,000 2.625%,  1/15/2027
d
91,811
GGAM Finance, Ltd.
81,000 8.000%,  6/15/2028
a
85,050
139,000 5.875%,  3/15/2030
a
136,346
Global Aircraft Leasing Company,
Ltd.
64,000 8.750%,  9/1/2027
a
65,273

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
$ 239,000 3.750%,  12/15/2027
a
$ 218,118
goeasy, Ltd.
128,000 9.250%,  12/1/2028
a
136,420
79,000 7.625%,  7/1/2029
a
80,721
48,000 6.875%,  5/15/2030
a
48,400
Goldman Sachs BDC, Inc.
80,000 6.375%,  3/11/2027 81,897
Goldman Sachs Group, Inc.
183,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2025
b,g
182,857
166,000 0.855%,  2/12/2026
b
165,182
124,000 3.650%,  8/10/2026
b,g
118,470
188,000 4.125%,  11/10/2026
b,g
179,677
173,000 1.948%,  10/21/2027
b
164,139
92,000 2.640%,  2/24/2028
b
87,746
185,000 4.482%,  8/23/2028
b
182,859
196,000 3.814%,  4/23/2029
b
188,511
98,000 3.800%,  3/15/2030 91,902
98,000 2.615%,  4/22/2032
b
83,508
97,000 2.383%,  7/21/2032
b
80,840
98,000 6.125%,  11/10/2034
b,g
96,737
165,000 5.330%,  7/23/2035
b
161,920
250,000 5.016%,  10/23/2035
b
239,255
Hartford Financial Services Group,
Inc.
98,000 2.800%,  8/19/2029 89,255
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
20,000 Zero Coupon,  5/1/2025
a
21,400
62,000 3.750%,  8/15/2028
a,d
71,734
Health Care Service Corporation
134,000 5.450%,  6/15/2034
a
133,891
HSBC Holdings plc
273,000 4.583%,  6/19/2029
b
267,461
117,000 2.804%,  5/24/2032
b
99,414
HUB International, Ltd.
225,000 7.250%,  6/15/2030
a
230,569
Huntington Bancshares, Inc./OH
105,000 4.450%,  10/15/2027
b,g
100,318
214,000 5.709%,  2/2/2035
b
213,584
140,000 6.141%,  11/18/2039
b
139,818
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
75,000 6.250%,  5/15/2026 74,361
214,000 5.250%,  5/15/2027 202,610
ING Groep NV
200,000 1.726%,  4/1/2027
b
192,240
100,000 6.083%,  9/11/2027
b
101,920
Intercontinental Exchange, Inc.
137,000 4.350%,  6/15/2029 134,004
Intesa Sanpaolo SPA
97,000 4.198%,  6/1/2032
a,b
84,344
Invitation Homes Operating
Partnership, LP
145,000 2.000%,  8/15/2031 117,650
J.P. Morgan Chase & Company
136,000 4.600%,  2/1/2025
b,g
135,393
114,000 4.000%,  4/1/2025
b,g
112,904
190,000 3.650%,  6/1/2026
b,g
184,316
Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
$ 277,000 1.045%,  11/19/2026
b
$ 268,122
195,000 1.578%,  4/22/2027
b
187,245
294,000 4.005%,  4/23/2029
b
285,046
97,000 2.069%,  6/1/2029
b
88,140
392,000 4.493%,  3/24/2031
b
381,957
92,000 2.963%,  1/25/2033
b
79,522
83,000 4.912%,  7/25/2033
b
81,150
94,000 5.717%,  9/14/2033
b
96,010
83,000 5.350%,  6/1/2034
b
82,942
98,000 6.254%,  10/23/2034
b
103,576
44,000 5.336%,  1/23/2035
b
43,721
147,000 5.766%,  4/22/2035
b
150,368
156,000 5.534%,  11/29/2045
b
152,280
Jane Street Group/JSG Finance,
Inc.
123,000 4.500%,  11/15/2029
a
115,182
40,000 7.125%,  4/30/2031
a
41,107
67,000 6.125%,  11/1/2032
a
66,376
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
78,000 5.000%,  8/15/2028
a
73,167
98,000 6.625%,  10/15/2031
a
97,845
Jefferson Capital Holdings, LLC
65,000 6.000%,  8/15/2026
a
64,879
162,000 9.500%,  2/15/2029
a
171,606
KeyBank NA/Cleveland, OH
147,000 3.900%,  4/13/2029 138,025
166,000 5.000%,  1/26/2033 159,213
Kilroy Realty, LP
127,000 4.250%,  8/15/2029 119,667
63,000 6.250%,  1/15/2036 62,502
Kite Realty Group, LP, Convertible
9,000 0.750%,  4/1/2027
a
9,685
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
212,000 4.750%,  6/15/2029
a
199,900
Liberty Mutual Group, Inc.
44,000 4.125%,  12/15/2051
a,b
41,871
Lincoln National Corporation
235,000
7.105%,  (TSFR3M +
2.619%), 2/18/2025
b
199,971
Lloyds Banking Group plc
310,000 1.627%,  5/11/2027
b
296,532
M&T Bank Corporation
290,000 3.500%,  9/1/2026
b,g
275,235
Macquarie Airfinance Holdings,
Ltd.
53,000 6.400%,  3/26/2029
a
54,533
96,000 5.150%,  3/17/2030
a
93,777
37,000 6.500%,  3/26/2031
a
38,224
Macquarie Group, Ltd.
195,000 1.629%,  9/23/2027
a,b
184,287
Marsh & McLennan Companies,
Inc.
88,000 2.375%,  12/15/2031 73,770
MetLife, Inc.
240,000 3.850%,  9/15/2025
b,g
235,625
130,000 5.875%,  3/15/2028
b,g
129,314
182,000 6.400%,  12/15/2036 185,516
Metropolitan Life Global Funding I
159,000 2.950%,  4/9/2030
a
143,592

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
Mid-America Apartments, LP
$ 196,000 4.200%,  6/15/2028 $ 191,626
Mitsubishi UFJ Financial Group,
Inc.
200,000 1.538%,  7/20/2027
b
190,219
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
b
190,360
200,000 2.564%,  9/13/2031 167,318
88,000 5.748%,  7/6/2034
b
89,705
Molina Healthcare, Inc.
200,000 4.375%,  6/15/2028
a
189,541
77,000 6.250%,  1/15/2033
a
76,102
Morgan Stanley
116,000 5.516%,  11/19/2055
b
111,791
226,000 2.188%,  4/28/2026
b
223,984
196,000 1.593%,  5/4/2027
b
187,872
193,000 1.512%,  7/20/2027
b
183,417
65,000 5.123%,  2/1/2029
b
65,179
294,000 3.622%,  4/1/2031
b
273,076
92,000 2.943%,  1/21/2033
b
78,823
85,000 4.889%,  7/20/2033
b
82,348
88,000 5.250%,  4/21/2034
b
86,653
102,000 5.424%,  7/21/2034
b
101,288
72,000 5.831%,  4/19/2035
b
73,371
185,000 2.484%,  9/16/2036
b
150,467
MPT Operating Partnership, LP/
MPT Finance Corporation
132,000 4.625%,  8/1/2029
d
94,585
Nasdaq, Inc.
80,000 5.350%,  6/28/2028 81,122
Nationstar Mortgage Holdings,
Inc.
38,000 5.500%,  8/15/2028
a
36,905
120,000 5.125%,  12/15/2030
a
111,964
NatWest Group plc
98,000 4.892%,  5/18/2029
b
97,005
225,000 6.475%,  6/1/2034
b
230,965
Navient Corporation
47,000 5.000%,  3/15/2027 46,067
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
52,000 4.500%,  9/30/2028
a
47,607
New Mountain Finance
Corporation, Convertible
25,000 7.500%,  10/15/2025 25,049
New York Life Global Funding
83,000 4.550%,  1/28/2033
a
79,339
89,000 5.000%,  1/9/2034
a
87,959
Nippon Life Insurance Company
425,000 5.950%,  4/16/2054
a,b
428,560
NNN REIT, Inc.
98,000 2.500%,  4/15/2030 85,776
Nomura Holdings, Inc.
145,000 2.172%,  7/14/2028 130,938
200,000 5.783%,  7/3/2034 202,166
Omega Healthcare Investors, Inc.
95,000 4.750%,  1/15/2028 93,714
98,000 3.375%,  2/1/2031 86,913
OneMain Finance Corporation
300,000 3.500%,  1/15/2027 286,164
347,000 3.875%,  9/15/2028 319,774
Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
Panther Escrow Issuer, LLC
$ 226,000 7.125%,  6/1/2031
a
$ 228,259
Park Intermediate Holdings, LLC
210,000 4.875%,  5/15/2029
a
197,618
Pebblebrook Hotel Trust,
Convertible
480,000 1.750%,  12/15/2026 445,728
PNC Bank NA
98,000 2.700%,  10/22/2029 87,930
PNC Financial Services Group,
Inc.
131,000 6.200%,  9/15/2027
b,g
131,565
77,000 5.582%,  6/12/2029
b
78,344
180,000 6.250%,  3/15/2030
b,g
181,695
87,000 6.875%,  10/20/2034
b
94,966
PRA Group, Inc.
123,000 8.375%,  2/1/2028
a
126,444
Prologis Targeted US Logistics
Fund, LP
128,000 5.250%,  4/1/2029
a
129,442
81,000 5.250%,  1/15/2035
a
79,550
Prologis, LP
107,000 5.250%,  3/15/2054 99,815
Provident Financing Trust I
112,000 7.405%,  3/15/2038 118,755
Prudential Financial, Inc.
90,000 5.125%,  3/1/2052
b
85,646
138,000 6.750%,  3/1/2053
b
143,943
220,000 6.500%,  3/15/2054
b
226,262
120,000 3.700%,  10/1/2050
b
106,751
Realty Income Corporation
80,000 4.875%,  6/1/2026 80,193
163,000 3.200%,  1/15/2027 158,033
112,000 3.950%,  8/15/2027
d
110,120
Redwood Trust, Inc., Convertible
27,000 7.750%,  6/15/2027 26,432
Regency Centers, LP
135,000 5.250%,  1/15/2034 133,040
Regions Financial Corporation
85,000 2.250%,  5/18/2025 84,145
145,000 5.750%,  6/15/2025
b,d,g
143,788
Reinsurance Group of America,
Inc.
87,000 6.000%,  9/15/2033 89,415
170,000 5.750%,  9/15/2034 171,338
Rexford Industrial Realty, LP,
Convertible
63,000 4.375%,  3/15/2027
a
61,488
96,000 4.125%,  3/15/2029
a
93,168
RGA Global Funding
83,000 5.500%,  1/11/2031
a
83,872
RHP Hotel Properties, LP/RHP
Finance Corporation
39,000 4.750%,  10/15/2027 37,728
76,000 4.500%,  2/15/2029
a
71,754
RLJ Lodging Trust, LP
70,000 4.000%,  9/15/2029
a
63,435
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
240,000 3.625%,  3/1/2029
a
217,348
46,000 3.875%,  3/1/2031
a
40,080
111,000 4.000%,  10/15/2033
a
92,448

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
Ryan Specialty, LLC
$ 40,000 4.375%,  2/1/2030
a
$ 37,552
52,000 5.875%,  8/1/2032
a
51,451
Santander Holdings USA, Inc.
196,000 3.450%,  6/2/2025 194,806
90,000 2.490%,  1/6/2028
b
85,353
Santander UK Group Holdings plc
200,000 1.673%,  6/14/2027
b
190,364
Service Properties Trust
67,000 5.500%,  12/15/2027 62,653
103,000 8.375%,  6/15/2029 99,576
127,000 8.625%,  11/15/2031
a
132,155
Simon Property Group, LP
159,000 2.650%,  7/15/2030 141,518
87,000 6.250%,  1/15/2034 92,259
SLM Corporation
100,000 4.200%,  10/29/2025 99,106
Societe Generale SA
133,000 1.488%,  12/14/2026
a,b
128,353
67,000 10.000%,  11/14/2028
a,b,g
71,430
200,000 8.500%,  3/25/2034
a,b,g
199,544
Standard Chartered plc
131,000 2.608%,  1/12/2028
a,b
124,746
111,000 5.688%,  5/14/2028
a,b
112,421
Starwood Property Trust, Inc.,
Convertible
202,000 6.750%,  7/15/2027 209,824
State Street Corporation
88,000 6.700%,  3/15/2029
b,g
89,739
91,000 4.421%,  5/13/2033
b
86,620
Sumitomo Life Insurance Company
265,000 3.375%,  4/15/2081
a,b
233,388
Sumitomo Mitsui Financial Group,
Inc.
131,000 2.174%,  1/14/2027 124,497
200,000 5.716%,  9/14/2028 204,841
147,000 2.142%,  9/23/2030 124,471
132,000 5.766%,  1/13/2033 135,808
Summit Hotel Properties, Inc.,
Convertible
198,000 1.500%,  2/15/2026 191,268
Synchrony Financial
65,000 5.935%,  8/2/2030
b
65,597
82,000 7.250%,  2/2/2033 84,646
Synovus Bank
87,000 5.625%,  2/15/2028 87,155
Toronto-Dominion Bank
125,000 8.125%,  10/31/2082
b
130,290
124,000 5.523%,  7/17/2028 126,024
91,000 4.456%,  6/8/2032 86,226
69,000 5.146%,  9/10/2034
b
67,507
Truist Bank
99,000 2.250%,  3/11/2030 85,014
Truist Financial Corporation
160,000 6.047%,  6/8/2027
b
162,632
80,000 1.887%,  6/7/2029
b
72,177
315,000 5.100%,  3/1/2030
b,g
304,468
155,000 5.153%,  8/5/2032
b
153,187
129,000 5.711%,  1/24/2035
b
129,987
U.S. Bancorp
127,000 4.548%,  7/22/2028
b
125,961
Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
$ 42,000 5.836%,  6/12/2034
b
$ 42,815
125,000 5.678%,  1/23/2035
b
126,055
UBS Group AG
200,000 4.875%,  2/12/2027
a,b,g
190,483
191,000 3.869%,  1/12/2029
a,b
183,917
UniCredit SPA
76,000 5.861%,  6/19/2032
a,b
76,109
United Wholesale Mortgage, LLC
212,000 5.500%,  4/15/2029
a
204,209
UnitedHealth Group, Inc.
264,000 5.375%,  4/15/2054 247,592
185,000 4.200%,  5/15/2032 174,323
USB Realty Corporation
146,000
6.065%,  (TSFR3M +
1.409%), 1/15/2027
a,b,g
116,725
Ventas Realty, LP, Convertible
127,000 3.750%,  6/1/2026 144,399
Vornado Realty, LP
58,000 3.400%,  6/1/2031 49,409
Wells Fargo & Company
280,000 3.900%,  3/15/2026
b,g
272,054
169,000 2.188%,  4/30/2026
b
167,470
89,000 3.526%,  3/24/2028
b
86,324
196,000 3.584%,  5/22/2028
b
189,933
127,000 4.808%,  7/25/2028
b
126,550
180,000 7.625%,  9/15/2028
b,d,g
191,002
196,000 4.478%,  4/4/2031
b
189,723
62,000 5.389%,  4/24/2034
b
61,310
88,000 5.557%,  7/25/2034
b
87,883
101,000 6.491%,  10/23/2034
b
107,361
357,000 5.499%,  1/23/2035
b
355,483
Welltower OP, LLC, Convertible
263,000 2.750%,  5/15/2028
a
355,970
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
b
138,435
Willis North America, Inc.
88,000 5.900%,  3/5/2054 86,665
196,000 4.500%,  9/15/2028 192,475
XHR, LP
109,000 4.875%,  6/1/2029
a
102,830
33,000 6.625%,  5/15/2030
a
33,108
Total 50,438,095
Foreign Government  0.1%
NBN Company, Ltd.
171,000 2.625%,  5/5/2031
a
147,776
Saudi Arabian Oil Company
130,000 5.750%,  7/17/2054
a
121,574
Teine Energy, Ltd.
190,000 6.875%,  4/15/2029
a
184,495
Total 453,845
Mortgage-Backed Securities  21.3%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
321,067 2.000%,  1/1/2052 253,609
5,316,389 2.500%,  5/1/2051 4,382,720
3,716,347 3.500%,  5/1/2052 3,301,705
2,404,002 4.000%,  5/1/2052 2,218,198
4,694,024 5.000%,  7/1/2053 4,556,894

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Mortgage-Backed Securities  21.3% -
continued
$ 5,716,744 5.500%,  7/1/2053 $ 5,680,877
321,211 5.000%,  8/1/2053 312,514
1,147,171 5.500%,  9/1/2053 1,146,749
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,389,035 2.500%,  7/1/2030 2,273,407
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,835,148 3.500%,  5/1/2040 2,623,723
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,650,059 3.000%,  1/1/2052 4,849,856
458,887 2.000%,  2/1/2051 362,837
733,381 2.000%,  2/1/2051 579,875
2,812,574 2.500%,  2/1/2051 2,322,484
3,433,015 2.500%,  2/1/2051 2,801,028
6,555,541 2.000%,  3/1/2051 5,142,187
3,703,322 4.000%,  3/1/2051 3,427,066
6,235,100 3.000%,  3/1/2052 5,312,130
5,168,304 2.000%,  4/1/2051 4,032,433
3,660,764 3.000%,  4/1/2051 3,137,862
3,783,622 3.000%,  5/1/2050 3,257,813
881,998 2.000%,  5/1/2051 693,406
2,097,565 3.000%,  5/1/2051 1,815,935
2,259,512 3.000%,  6/1/2050 1,969,508
1,059,208 4.000%,  6/1/2052 970,656
2,893,632 5.000%,  6/1/2053 2,813,199
5,004,304 2.500%,  7/1/2051 4,159,501
2,448,986 3.500%,  7/1/2051 2,197,867
3,004,638 4.000%,  7/1/2052 2,753,456
1,061,624 2.500%,  8/1/2050 881,186
4,581,520 3.500%,  8/1/2050 4,121,860
4,260,034 3.500%,  8/1/2052 3,775,803
2,621,560 4.500%,  8/1/2052 2,469,988
435,696 5.000%,  8/1/2053 423,579
3,276,455 3.500%,  9/1/2052 2,923,151
1,247,305 3.500%,  9/1/2052 1,113,068
373,846 5.000%,  9/1/2052 362,144
769,972 4.500%,  9/1/2053 729,304
2,744,509 4.500%,  9/1/2053 2,589,357
4,004,853 4.000%,  10/1/2052 3,676,529
839,113 2.000%,  11/1/2051 662,522
1,633,482 3.500%,  11/1/2052 1,459,601
3,524,978 2.000%,  12/1/2050 2,769,965
11,681,185 4.500%,  12/1/2052 11,072,999
150,000 5.500%,  1/1/2041
i
148,012
200,000 3.500%,  1/1/2049
i
176,883
400,000 4.000%,  1/1/2049
i
365,751
1,500,000 4.500%,  1/1/2049
i
1,410,708
925,000 5.000%,  1/1/2049
i
892,694
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,613,518 2.500%,  3/1/2062 4,468,761
2,120,702 3.500%,  7/1/2061 1,842,529
2,069,164 4.000%,  12/1/2061 1,878,249
Total 129,564,138
Principal
Amount Long-Term Fixed Income  70.9% Value
Technology  2.5%
Accenture Capital, Inc.
$ 60,000 4.250%,  10/4/2031 $ 57,656
143,000 4.500%,  10/4/2034 135,896
Advanced Micro Devices, Inc.
90,000 3.924%,  6/1/2032 83,534
Akamai Technologies, Inc.,
Convertible
174,000 0.125%,  5/1/2025 184,016
190,000 0.375%,  9/1/2027 190,484
167,000 1.125%,  2/15/2029 162,833
Analog Devices, Inc.
48,000 2.100%,  10/1/2031 40,209
Apple, Inc.
183,000 1.650%,  2/8/2031 154,011
444,000 3.750%,  9/12/2047 349,467
Automatic Data Processing, Inc.
180,000 4.450%,  9/9/2034 171,363
Block, Inc.
266,000 6.500%,  5/15/2032
a
268,568
Block, Inc., Convertible
91,000 0.125%,  3/1/2025 90,181
248,000 0.250%,  11/1/2027 214,768
Boost Newco Borrower, LLC
197,000 7.500%,  1/15/2031
a
206,527
Broadcom, Inc.
89,000 4.000%,  4/15/2029
a
85,623
84,000 4.800%,  10/15/2034 81,059
Cadence Design Systems, Inc.
72,000 4.700%,  9/10/2034 69,029
Cisco Systems, Inc.
176,000 5.350%,  2/26/2064 168,707
Clarivate Science Holdings
Corporation
86,000 3.875%,  7/1/2028
a
80,113
Cloud Software Group, Inc.
422,000 6.500%,  3/31/2029
a
414,211
Consensus Cloud Solutions, Inc.
40,000 6.000%,  10/15/2026
a
39,469
CoreLogic, Inc.
48,000 4.500%,  5/1/2028
a
44,665
CSG Systems International, Inc.,
Convertible
205,000 3.875%,  9/15/2028 206,435
Dayforce, Inc., Convertible
430,000 0.250%,  3/15/2026 413,230
Dell International, LLC/EMC
Corporation
62,000 5.300%,  10/1/2029 62,595
Dell, Inc.
118,000 6.500%,  4/15/2038 123,435
Diebold Nixdorf, Inc.
49,000 7.750%,  3/31/2030
a
50,301
Euronet Worldwide, Inc.,
Convertible
140,000 0.750%,  3/15/2049 138,390
Fiserv, Inc.
172,000 5.350%,  3/15/2031 174,838
43,000 5.600%,  3/2/2033 43,551
172,000 5.450%,  3/15/2034 172,105
138,000 5.150%,  8/12/2034 134,844

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Technology  2.5% - continued
Gen Digital, Inc.
$ 7,000 6.750%,  9/30/2027
a
$ 7,105
97,000 7.125%,  9/30/2030
a,d
99,473
Global Payments, Inc.
106,000 5.950%,  8/15/2052
d
102,755
52,000 2.650%,  2/15/2025 51,837
137,000 4.950%,  8/15/2027 137,186
98,000 3.200%,  8/15/2029 89,766
Global Payments, Inc., Convertible
283,000 1.500%,  3/1/2031
a
277,057
Hewlett Packard Enterprise
Company
115,000 4.850%,  10/15/2031 112,157
IBM International Capital Private,
Ltd.
137,000 5.300%,  2/5/2054 126,215
II-VI, Inc.
83,000 5.000%,  12/15/2029
a
79,206
InterDigital, Inc., Convertible
204,000 3.500%,  6/1/2027 512,524
Iron Mountain, Inc.
334,000 4.875%,  9/15/2027
a
325,660
220,000 4.500%,  2/15/2031
a
201,126
Jabil, Inc.
88,000 5.450%,  2/1/2029 88,719
Marvell Technology, Inc.
98,000 2.950%,  4/15/2031 85,963
Mastercard, Inc.
90,000 2.000%,  11/18/2031 74,767
97,000 4.875%,  5/9/2034 95,498
Microchip Technology, Inc.
55,000 5.050%,  3/15/2029 54,887
Microchip Technology, Inc.,
Convertible
185,000 0.750%,  6/1/2030
a
170,107
MKS Instruments, Inc., Convertible
519,000 1.250%,  6/1/2030
a
502,392
Moody's Corporation
94,000 4.250%,  8/8/2032 89,196
NCR Atleos Corporation
65,000 9.500%,  4/1/2029
a
70,415
NCR Voyix Corporation
114,000 5.000%,  10/1/2028
a
109,650
86,000 5.125%,  4/15/2029
a
82,280
Neptune Bidco US, Inc.
252,000 9.290%,  4/15/2029
a
234,391
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
56,000 2.700%,  5/1/2025 55,613
98,000 4.300%,  6/18/2029
d
95,127
ON Semiconductor Corporation,
Convertible
219,000 Zero Coupon,  5/1/2027 286,671
174,000 0.500%,  3/1/2029 163,821
Open Text Corporation
96,000 3.875%,  12/1/2029
a
86,838
Open Text Holdings, Inc.
200,000 4.125%,  2/15/2030
a
181,375
Oracle Corporation
163,000 5.375%,  9/27/2054 150,241
312,000 6.900%,  11/9/2052 349,355
Principal
Amount Long-Term Fixed Income  70.9% Value
Technology  2.5% - continued
$ 93,000 6.150%,  11/9/2029 $ 97,546
245,000 2.950%,  4/1/2030 221,164
133,000 6.250%,  11/9/2032 140,950
PayPal Holdings, Inc.
176,000 5.500%,  6/1/2054 171,882
Pitney Bowes, Inc.
40,000 6.875%,  3/15/2027
a
39,806
Progress Software Corporation,
Convertible
76,000 1.000%,  4/15/2026 91,165
53,000 3.500%,  3/1/2030
a
62,282
RingCentral, Inc.
167,000 8.500%,  8/15/2030
a
176,689
Rocket Software, Inc.
96,000 9.000%,  11/28/2028
a
99,416
S&P Global, Inc.
90,000 2.900%,  3/1/2032 78,527
Salesforce.com, Inc.
249,000 1.950%,  7/15/2031 208,981
Seagate HDD Cayman
29,000 9.625%,  12/1/2032 32,678
Semtech Corporation, Convertible
150,000 1.625%,  11/1/2027 264,825
Sensata Technologies BV
85,000 4.000%,  4/15/2029
a
78,000
Sensata Technologies, Inc.
44,000 3.750%,  2/15/2031
a
38,466
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
100,000 4.625%,  11/1/2026
a
98,750
19,000 6.750%,  8/15/2032
a
19,324
SS&C Technologies, Inc.
162,000 5.500%,  9/30/2027
a
160,447
33,000 6.500%,  6/1/2032
a
33,288
Synaptics, Inc., Convertible
204,000 0.750%,  12/1/2031
a
205,092
Texas Instruments, Inc.
88,000 5.150%,  2/8/2054 82,378
UKG, Inc.
88,000 6.875%,  2/1/2031
a
89,279
Verint Systems, Inc., Convertible
114,000 0.250%,  4/15/2026 106,875
Verisk Analytics, Inc.
300,000 5.250%,  6/5/2034 296,325
Viavi Solutions, Inc.
224,000 3.750%,  10/1/2029
a
201,989
Viavi Solutions, Inc., Convertible
152,000 1.625%,  3/15/2026 155,040
Vishay Intertechnology, Inc.,
Convertible
322,000 2.250%,  9/15/2030 287,385
VMware, LLC
194,000 1.400%,  8/15/2026 183,779
237,000 4.700%,  5/15/2030 231,875
123,000 2.200%,  8/15/2031 102,034
Western Digital Corporation,
Convertible
363,000 3.000%,  11/15/2028 480,975
Xerox Holdings Corporation
20,000 5.000%,  8/15/2025
a
19,898
300,000 5.500%,  8/15/2028
a
257,332

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Technology  2.5% - continued
Xerox Holdings Corporation,
Convertible
$ 241,000 3.750%,  3/15/2030
a,d
$ 180,991
Xilinx, Inc.
52,000 2.375%,  6/1/2030 45,831
Ziff Davis, Inc., Convertible
23,000 1.750%,  11/1/2026 21,491
118,000 3.625%,  3/1/2028
a
115,276
Total 15,139,517
Transportation  0.5%
Air Canada
201,000 3.875%,  8/15/2026
a
195,294
Air Transport Services Group, Inc.,
Convertible
157,000 3.875%,  8/15/2029 155,304
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
231,500 5.500%,  4/20/2026
a
230,752
77,920 5.750%,  4/20/2029
a
77,272
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
101,000 5.375%,  3/1/2029
a,d
94,471
Burlington Northern Santa Fe, LLC
88,000 5.500%,  3/15/2055 86,445
Canadian Pacific Railway
Company
185,000 1.750%,  12/2/2026 175,186
DCLI Bidco, LLC
60,000 7.750%,  11/15/2029
a
61,343
Delta Air Lines, Inc.
181,000 4.375%,  4/19/2028 176,505
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
74,232 4.500%,  10/20/2025
a
73,766
ERAC USA Finance, LLC
179,000 5.200%,  10/30/2034
a
176,837
Mileage Plus Holdings, LLC
124,001 6.500%,  6/20/2027
a
124,782
Norfolk Southern Corporation
136,000 4.450%,  3/1/2033 129,755
OneSky Flight, LLC
52,000 8.875%,  12/15/2029
a
52,036
Penske Truck Leasing Company,
LP/PTL Finance Corporation
111,000 1.200%,  11/15/2025
a
107,475
51,000 5.750%,  5/24/2026
a
51,520
96,000 1.700%,  6/15/2026
a
91,648
Rand Parent, LLC
165,000 8.500%,  2/15/2030
a,d
165,905
RXO, Inc.
111,000 7.500%,  11/15/2027
a
114,015
Ryder System, Inc.
81,000 2.850%,  3/1/2027 77,738
Southwest Airlines Company
100,000 5.125%,  6/15/2027 100,446
Southwest Airlines Company,
Convertible
268,000 1.250%,  5/1/2025 275,102
Stena International SA
129,000 7.250%,  1/15/2031
a
131,625
Principal
Amount Long-Term Fixed Income  70.9% Value
Transportation  0.5% - continued
United Airlines, Inc.
$ 219,000 4.375%,  4/15/2026
a
$ 215,334
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
52,000 7.875%,  5/1/2027
a
50,615
88,000 6.375%,  2/1/2030
a,d
76,896
Total 3,268,067
U.S. Government & Agencies  8.1%
Federal National Mortgage
Association - REMIC
1,000,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 933,683
U.S. Treasury Bonds
7,300,000 3.625%,  5/15/2053 5,934,186
5,000,000 4.750%,  11/15/2053 4,946,471
U.S. Treasury Notes
2,700,000 5.000%,  10/31/2025 2,715,582
10,000,000 4.250%,  12/31/2025 10,002,537
16,900,000 4.375%,  7/31/2026 16,927,885
7,400,000 4.125%,  7/31/2028 7,348,930
566,000 3.375%,  5/15/2033 520,141
Total 49,329,415
Utilities  2.6%
AEP Texas, Inc.
92,000 4.700%,  5/15/2032 88,023
AES Corporation
100,000 7.600%,  1/15/2055
b
102,711
156,000 3.950%,  7/15/2030
a
143,801
Algonquin Power & Utilities
Corporation
256,000 4.750%,  1/18/2082
b
240,363
Alliant Energy Corporation,
Convertible
105,000 3.875%,  3/15/2026 107,730
Ameren Corporation
98,000 1.750%,  3/15/2028 88,661
American Electric Power
Company, Inc.
161,000 6.950%,  12/15/2054
b
166,115
98,000 2.300%,  3/1/2030 85,266
44,000 5.625%,  3/1/2033 44,449
American Water Capital
Corporation
129,000 5.450%,  3/1/2054 123,356
American Water Capital
Corporation, Convertible
162,000 3.625%,  6/15/2026 159,894
Arizona Public Service Company
87,000 5.550%,  8/1/2033 87,005
Atmos Energy Corporation
84,000 5.000%,  12/15/2054 75,661
Calpine Corporation
191,000 4.500%,  2/15/2028
a
183,191
CenterPoint Energy, Inc.
93,000 7.000%,  2/15/2055
b
95,662
47,000 6.700%,  5/15/2055
b
46,740
95,000 1.450%,  6/1/2026 90,738
146,000 2.650%,  6/1/2031 125,442

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Utilities  2.6% - continued
CenterPoint Energy, Inc.,
Convertible
$ 171,000 4.250%,  8/15/2026 $ 174,676
CMS Energy Corporation,
Convertible
134,000 3.375%,  5/1/2028 138,757
Consolidated Edison Company of
New York, Inc.
264,000 5.700%,  5/15/2054 262,603
Constellation Energy Generation,
LLC
132,000 5.750%,  3/15/2054 128,338
90,000 5.800%,  3/1/2033 91,963
Dominion Energy, Inc.
138,000 6.875%,  2/1/2055
b
143,403
138,000 7.000%,  6/1/2054
b
145,726
98,000 3.375%,  4/1/2030 90,143
DTE Energy Company
80,000 4.875%,  6/1/2028 79,720
Duke Energy Carolinas, LLC
272,000 5.400%,  1/15/2054 260,525
Duke Energy Corporation
180,000 3.250%,  1/15/2082
b
167,317
121,000 5.800%,  6/15/2054 117,865
100,000 6.450%,  9/1/2054
b
101,215
187,000 2.450%,  6/1/2030 163,908
93,000 4.500%,  8/15/2032 88,594
95,000 5.750%,  9/15/2033 97,398
Duke Energy Corporation,
Convertible
260,000 4.125%,  4/15/2026 266,500
Duke Energy Ohio, Inc.
88,000 5.550%,  3/15/2054 85,083
Edison International
88,000 7.875%,  6/15/2054
b
90,891
118,000 4.950%,  4/15/2025 117,903
138,000 5.000%,  12/15/2026
b,g
134,512
167,000 5.450%,  6/15/2029 168,510
Enel Finance International NV
200,000 1.625%,  7/12/2026
a
190,655
200,000 5.125%,  6/26/2029
a
199,746
Entergy Corporation
97,000 1.900%,  6/15/2028 87,613
Evergy, Inc., Convertible
226,000 4.500%,  12/15/2027 245,323
Eversource Energy
154,000 4.600%,  7/1/2027 152,938
Exelon Corporation
349,000 5.600%,  3/15/2053 335,801
98,000 4.050%,  4/15/2030 93,391
Fells Point Funding Trust
165,000 3.046%,  1/31/2027
a
158,651
FirstEnergy Corporation,
Convertible
236,000 4.000%,  5/1/2026 236,826
Georgia Power Company
54,000 4.950%,  5/17/2033 52,882
ITC Holdings Corporation
93,000 4.950%,  9/22/2027
a
93,134
Jersey Central Power & Light
Company
185,000 2.750%,  3/1/2032
a
157,120
Principal
Amount Long-Term Fixed Income  70.9% Value
Utilities  2.6% - continued
Lightning Power, LLC
$ 72,000 7.250%,  8/15/2032
a
$ 74,026
MidAmerican Energy Company
357,000 5.300%,  2/1/2055 337,236
National Rural Utilities Cooperative
Finance Corporation
89,000 4.850%,  2/7/2029 89,046
NextEra Energy Capital Holdings,
Inc.
100,000 3.800%,  3/15/2082
b
95,134
214,000 6.750%,  6/15/2054
b
219,239
87,000 6.051%,  3/1/2025 87,154
98,000 2.250%,  6/1/2030 84,731
NextEra Energy Capital Holdings,
Inc., Convertible
123,000 3.000%,  3/1/2027
a
142,434
NextEra Energy Operating
Partners, LP
214,000 3.875%,  10/15/2026
a
204,620
NextEra Energy Partners, LP,
Convertible
355,000 Zero Coupon,  11/15/2025
a
333,700
66,000 2.500%,  6/15/2026
a
62,044
NiSource, Inc.
49,000 6.375%,  3/31/2055
b
48,777
102,000 6.950%,  11/30/2054
b
103,847
98,000 2.950%,  9/1/2029 89,703
Northern States Power Company/
MN
88,000 5.400%,  3/15/2054 84,824
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
a
107,782
128,000 10.250%,  3/15/2028
a,b,g
141,316
73,000 3.375%,  2/15/2029
a
66,231
135,000 5.250%,  6/15/2029
a
131,116
54,000 6.000%,  2/1/2033
a
52,446
54,000 6.250%,  11/1/2034
a
52,966
NRG Energy, Inc., Convertible
109,000 2.750%,  6/1/2048
d
239,146
Oncor Electric Delivery Company,
LLC
116,000 5.550%,  6/15/2054
a
113,006
Pacific Gas and Electric Company
88,000 6.750%,  1/15/2053 95,879
172,000 5.550%,  5/15/2029 174,805
176,000 6.950%,  3/15/2034 192,759
PG&E Corporation
125,000 7.375%,  3/15/2055
b
128,279
102,000 5.000%,  7/1/2028 99,648
PG&E Corporation, Convertible
499,000 4.250%,  12/1/2027
a
541,165
Pinnacle West Capital Corporation,
Convertible
90,000 4.750%,  6/15/2027
a
94,320
PPL Capital Funding, Inc.
129,000 5.250%,  9/1/2034 126,960
PPL Capital Funding, Inc.,
Convertible
158,000 2.875%,  3/15/2028 164,794
Public Service Enterprise Group,
Inc.
87,000 5.875%,  10/15/2028 89,732
98,000 1.600%,  8/15/2030 81,612

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Utilities  2.6% - continued
San Diego Gas & Electric
Company
$ 88,000 5.550%,  4/15/2054 $ 85,287
Sempra
101,000 6.550%,  4/1/2055
b
100,207
101,000 6.625%,  4/1/2055
b
100,850
100,000 6.400%,  10/1/2054
b
99,153
101,000 6.875%,  10/1/2054
b
102,128
101,000 4.875%,  10/15/2025
b,g
99,686
Southern California Edison
Company
176,000 5.450%,  6/1/2031 178,835
46,000 5.950%,  11/1/2032 47,975
Southern Company
112,000 5.700%,  10/15/2032 115,046
193,000 4.850%,  3/15/2035 184,128
111,000 4.000%,  1/15/2051
b
108,774
317,000 3.750%,  9/15/2051
b
303,565
Southern Company, Convertible
302,000 3.875%,  12/15/2025 317,251
156,000 4.500%,  6/15/2027
a
162,318
TerraForm Power Operating, LLC
315,000 5.000%,  1/31/2028
a
303,486
TXNM Energy, Inc., Convertible
236,000 5.750%,  6/1/2054
a
273,215
Virginia Electric and Power
Company
119,000 5.350%,  1/15/2054 111,911
Vistra Corporation
76,000 8.000%,  10/15/2026
a,b,g
77,563
190,000 7.000%,  12/15/2026
a,b,g
191,083
Vistra Operations Company, LLC
422,000 5.000%,  7/31/2027
a
414,064
WEC Energy Group, Inc.,
Convertible
138,000 4.375%,  6/1/2027
a
146,901
128,000 4.375%,  6/1/2029
a
137,792
Xcel Energy, Inc.
98,000 4.000%,  6/15/2028 94,828
138,000 4.600%,  6/1/2032 131,330
Total 15,812,291
Total Long-Term Fixed Income
(cost $443,639,886) 430,813,198
Shares Common Stock 14.1% Value
Communications Services  0.8%
1,818 Alphabet, Inc., Class A 344,148
8,269 Alphabet, Inc., Class C 1,574,748
2,776 Cogent Communications Holdings 213,946
6,983 Comcast Corporation 262,072
31 Electronic Arts, Inc. 4,535
193 Liberty Media Corporation-Liberty
Formula One Group
j
17,883
3,042 Meta Platforms, Inc. 1,781,122
303 Netflix, Inc.
j
270,070
27 Tripadvisor, Inc.
j
399
11,795 Verizon Communications, Inc. 471,682
11,990 Warner Brothers Discovery, Inc.
j
126,734
Total 5,067,339
Shares Common Stock  14.1% Value
Consumer Discretionary  1.6%
3,166 Advance Auto Parts, Inc. $ 149,720
8,676 Amazon.com, Inc.
j
1,903,428
2,104 Aptiv plc
j
127,250
1,662 Best Buy Company, Inc. 142,600
46 Booking Holdings, Inc. 228,547
819 Boot Barn Holdings, Inc.
j
124,341
2,087 Brunswick Corporation 134,987
4,574 Champion Homes, Inc.
j
402,969
2,906 Chipotle Mexican Grill, Inc.
j
175,232
3,038 Columbia Sportswear Company 254,979
4,525 Cooper-Standard Holdings, Inc.
j
61,359
1,312 Crocs, Inc.
j
143,703
881 D.R. Horton, Inc. 123,181
991 Deckers Outdoor Corporation
j
201,262
727 DoorDash, Inc.
j
121,954
2,403 eBay, Inc. 148,866
876 Expedia Group, Inc.
j
163,225
1,679 Garmin, Ltd. 346,311
682 Grand Canyon Education, Inc.
j
111,712
245 Group 1 Automotive, Inc. 103,263
680 Hilton Worldwide Holdings, Inc. 168,069
994 Home Depot, Inc. 386,656
1,179 Lowe's Companies, Inc. 290,977
861 Lululemon Athletica, Inc.
j
329,255
729 McDonald's Corporation 211,330
1,768 NIKE, Inc. 133,785
58 NVR, Inc.
j
474,376
206 O'Reilly Automotive, Inc.
j
244,275
1,923 PUMA SE 88,421
50 Ross Stores, Inc. 7,563
2,492 SharkNinja, Inc.
j
242,621
8,924 Sony Group Corporation ADR 188,832
3,280 Stoneridge, Inc.
j
20,566
2,482 Tesla, Inc.
j
1,002,331
878 Texas Roadhouse, Inc. 158,417
3,416 Wyndham Hotels & Resorts, Inc. 344,299
4,425 Yum China Holding, Inc. 213,152
Total 9,673,814
Consumer Staples  0.7%
2,755 Altria Group, Inc. 144,059
2,595 BJ's Wholesale Club Holdings,
Inc.
j
231,863
511 Casey's General Stores, Inc. 202,474
299 Colgate-Palmolive Company 27,182
86 Costco Wholesale Corporation 78,799
23,139 Coty, Inc.
j
161,047
844 e.l.f. Beauty, Inc.
j
105,964
931 J & J Snack Foods Corporation 144,426
1,361 J.M. Smucker Company 149,873
2,641 John B. Sanfilippo & Son, Inc. 230,058
11,173 Kenvue, Inc. 238,544
289 Keurig Dr Pepper, Inc. 9,283
2,387 Lamb Weston Holdings, Inc. 159,523
875 Lancaster Colony Corporation 151,498
5,390 Philip Morris International, Inc. 648,687
1,673 Procter & Gamble Company 280,478
4,782 Sysco Corporation 365,632
1,759 Turning Point Brands, Inc. 105,716
3,226 Tyson Foods, Inc. 185,301
2,801 Walmart, Inc. 253,070
Total 3,873,477

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  14.1% Value
Energy  0.6%
559 Archrock, Inc. $ 13,913
2,350 Baker Hughes Company 96,397
3,862 ConocoPhillips 382,995
13,274 Devon Energy Corporation 434,458
10,562 Enterprise Products Partners, LP 331,224
1,717 EOG Resources, Inc. 210,470
7,088 Expand Energy Corporation 705,610
6,193 Exxon Mobil Corporation 666,181
4,866 Halliburton Company 132,307
225 Hess Midstream, LP 8,332
464 Kinder Morgan, Inc. 12,714
1,071 Marathon Petroleum Corporation 149,404
2,545 Matador Resources Company 143,182
4,057 Noble Corporation plc 127,390
1,026 Schlumberger NV 39,337
1,968 Shell plc ADR 123,295
3,848 TechnipFMC plc 111,361
919 Williams Companies, Inc. 49,736
Total 3,738,306
Financials  2.2%
56 1st Source Corporation 3,269
1,093 Allstate Corporation 210,719
9,907 Ally Financial, Inc. 356,751
401 Amalgamated Financial
Corporation 13,421
449 American Express Company 133,259
2,726 American International Group, Inc. 198,453
746 Ameriprise Financial, Inc. 397,193
3,362 Arch Capital Group, Ltd. 310,481
749 Associated Banc-Corp 17,901
15,501 Bank of America Corporation 681,269
65 Bank of Marin Bancorp 1,545
3,235 Bank of N.T. Butterfield & Son, Ltd. 118,239
2,847 Bank of New York Mellon
Corporation 218,735
385 Bank OZK 17,144
784 Berkshire Hathaway, Inc.
j
355,371
177 Block, Inc.
j
15,043
7,529 Bridgewater Bancshares, Inc.
j
101,717
436 Brown & Brown, Inc. 44,481
1,522 Capital One Financial Corporation 271,403
465 Cboe Global Markets, Inc. 90,861
4,478 Charles Schwab Corporation 331,417
1,042 Chubb, Ltd. 287,905
476 Citigroup, Inc. 33,506
366 Community Trust Bancorp, Inc. 19,409
1,627 Discover Financial Services 281,845
708 Ellington Credit Company 4,687
184 Enact Holdings, Inc. 5,958
39 Enterprise Financial Services
Corporation 2,200
9,871 F.N.B. Corporation 145,893
105 FactSet Research Systems, Inc. 50,429
984 Federal Agricultural Mortgage
Corporation 193,799
128 Financial Institutions, Inc. 3,493
745 First Bancorp/Puerto Rico 13,850
188 First Busey Corporation 4,431
103 First Citizens BancShares, Inc./NC 217,641
90 First Mid-Illinois Bancshares, Inc. 3,314
508 Fiserv, Inc.
j
104,353
1,084 Fulton Financial Corporation 20,900
3,743 Glacier Bancorp, Inc. 187,973
287 Great Southern Bancorp, Inc. 17,134
Shares Common Stock  14.1% Value
Financials  2.2% - continued
596 Hanmi Financial Corporation $ 14,078
330 Hometrust Bancshares, Inc. 11,114
1,206 Houlihan Lokey, Inc. 209,434
115 Independent Bank Corporation/MI 4,005
3,809 Intercontinental Exchange, Inc. 567,579
3,564 J.P. Morgan Chase & Company 854,326
13,576 KeyCorp 232,693
1,348 Kinsale Capital Group, Inc. 626,995
23 Loews Corporation 1,948
476 Marsh & McLennan Companies,
Inc. 101,107
519 Mastercard, Inc. 273,290
3,083 MetLife, Inc. 252,436
616 MidWestOne Financial Group, Inc. 17,938
261 MSCI, Inc. 156,603
4,842 Nasdaq, Inc. 374,335
2,652 Northern Trust Corporation 271,830
1,106 OceanFirst Financial Corporation 20,019
517 OFG Bancorp 21,879
363 Old Second Bancorp, Inc. 6,454
1,749 PayPal Holdings, Inc.
j
149,277
49 PNC Financial Services Group,
Inc. 9,450
248 Popular, Inc. 23,327
913 Progressive Corporation 218,764
2,125 Prosperity Bancshares, Inc. 160,119
6,140 Radian Group, Inc. 194,761
1,662 RLI Corporation 273,947
252 S&P Global, Inc. 125,504
346 SEI Investments Company 28,538
1,994 Tradeweb Markets, Inc. 261,054
2,205 Triumph Financial, Inc.
j
200,390
791 Truist Financial Corporation 34,314
9 TrustCo Bank Corporation NY 300
193 Trustmark Corporation 6,826
232 U.S. Bancorp 11,097
1,544 Visa, Inc. 487,966
11,266 Wells Fargo & Company 791,324
5,030 Western Alliance Bancorp 420,206
4,904 Zions Bancorp NA 266,042
Total 13,168,661
Health Care  1.5%
1,969 Abbott Laboratories 222,714
87 AbbVie, Inc. 15,460
2,080 Agilent Technologies, Inc. 279,427
630 Align Technology, Inc.
j
131,361
762 Amgen, Inc. 198,608
6,254 Avantor, Inc.
j
131,772
2,765 Boston Scientific Corporation
j
246,970
251 Chemed Corporation 132,980
714 Cigna Group 197,164
2,134 Danaher Corporation 489,860
2,568 Edwards Lifesciences Corporation
j
190,109
816 Elevance Health, Inc. 301,022
898 Eli Lilly & Company 693,256
1,469 Encompass Health Corporation 135,662
3,148 Gilead Sciences, Inc. 290,781
2,707 Haemonetics Corporation
j
211,363
792 Humana, Inc. 200,938
427 IDEXX Laboratories, Inc.
j
176,539
383 Intuitive Surgical, Inc.
j
199,911
3,420 Johnson & Johnson 494,600
905 Labcorp Holdings, Inc. 207,535
314 Medpace Holdings, Inc.
j
104,320

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  14.1% Value
Health Care  1.5% - continued
4,203 Medtronic plc $ 335,736
3,481 Merck & Company, Inc. 346,290
116 Mettler-Toledo International, Inc.
j
141,947
1,671 Neurocrine Biosciences, Inc.
j
228,091
713 Penumbra, Inc.
j
169,323
153 Regeneron Pharmaceuticals, Inc.
j
108,986
1,046 Repligen Corporation
j
150,561
5,107 Sanofi SA ADR 246,311
1,278 Sarepta Therapeutics, Inc.
j
155,392
5,659 Stevanato Group SPA 123,310
464 Stryker Corporation 167,063
402 Thermo Fisher Scientific, Inc. 209,132
3,087 Twist Bioscience Corporation
j
143,453
450 United Therapeutics Corporation
j
158,778
417 UnitedHealth Group, Inc. 210,944
497 Vertex Pharmaceuticals, Inc.
j
200,142
9,449 Viemed Healthcare, Inc.
j
75,781
439 Waters Corporation
j
162,860
2,405 Zimmer Biomet Holdings, Inc. 254,040
922 Zoetis, Inc. 150,221
Total 8,990,713
Industrials  2.0%
423 AECOM 45,185
5,300 Air Lease Corporation 255,513
4,432 Amentum Holdings, Inc.
j
93,205
1,042 AMETEK, Inc. 187,831
199 Armstrong World Industries, Inc. 28,125
806 Automatic Data Processing, Inc. 235,940
518 Axon Enterprise, Inc.
j
307,858
8,182 Badger Infrastructure Solutions,
Ltd. 204,230
4,510 Barrett Business Services, Inc. 195,914
168 Brady Corporation 12,407
1,166 BWX Technologies, Inc. 129,881
787 Caterpillar, Inc. 285,492
21,383 CNH Industrial NV 242,269
14,444 CSX Corporation 466,108
3,008 Dayforce, Inc.
j
218,501
4,902 Delta Air Lines, Inc. 296,571
3,956 ExlService Holdings, Inc.
j
175,567
1,621 Expeditors International of
Washington, Inc. 179,558
8,374 Fastenal Company 602,174
1,108 Ferguson Enterprises, Inc. 192,316
4,375 Flowserve Corporation 251,650
1,295 Fluor Corporation
j
63,869
943 General Dynamics Corporation 248,471
154 Graco, Inc. 12,981
4,048 Helios Technologies, Inc. 180,703
1,772 Hexcel Corporation 111,104
1,494 Honeywell International, Inc. 337,480
2,903 Howmet Aerospace, Inc. 317,501
229 IES Holdings, Inc.
j
46,020
1,247 Ingersoll Rand, Inc. 112,804
1,509 Jacobs Solutions, Inc. 201,633
1,811 JB Hunt Transport Services, Inc. 309,065
3,524 Knight-Swift Transportation
Holdings, Inc. 186,913
2,018 Korn Ferry 136,114
1,095 L3Harris Technologies, Inc. 230,257
731 Landstar System, Inc. 125,630
1,061 Leidos Holdings, Inc. 152,848
958 Lincoln Electric Holdings, Inc. 179,596
1,211 Masco Corporation 87,882
Shares Common Stock  14.1% Value
Industrials  2.0% - continued
9,650 Masterbrand, Inc.
j
$ 140,986
1,407 Miller Industries, Inc. 91,961
856 Moog, Inc. 168,495
257 Northrop Grumman Corporation 120,608
2,087 Old Dominion Freight Line, Inc. 368,147
416 Owens Corning, Inc. 70,853
185 Parker-Hannifin Corporation 117,666
1,069 Quanta Services, Inc. 337,857
2,761 Robert Half, Inc. 194,540
1,104 Rockwell Automation, Inc. 315,512
5,835 Schneider National, Inc. 170,849
4,827 Southwest Airlines Company 162,284
5,768 Timken Company 411,662
734 Trane Technologies plc 271,103
3,543 Uber Technologies, Inc.
j
213,714
1,296 UFP Industries, Inc. 145,994
108 Union Pacific Corporation 24,628
2,774 United Airlines Holdings, Inc.
j
269,355
1,804 United Parcel Service, Inc. 227,484
683 United Rentals, Inc. 481,133
724 Verisk Analytics, Inc. 199,411
187 Waste Management, Inc. 37,735
2,992 WNS Holdings, Ltd.
j
141,791
Total 12,330,934
Information Technology  3.2%
364 Adobe, Inc.
j
161,863
1,336 Advanced Micro Devices, Inc.
j
161,375
4,746 Amphenol Corporation 329,610
11,745 Apple, Inc. 2,941,183
1,776 Applied Materials, Inc. 288,831
1,437 Arista Networks, Inc.
j
158,832
1,198 ASGN, Inc.
j
99,841
1,279 Autodesk, Inc.
j
378,034
3,963 Broadcom, Inc. 918,782
803 CDW Corporation 139,754
6,056 Ciena Corporation
j
513,609
11,681 Cisco Systems, Inc. 691,515
6,587 Cohu, Inc.
j
175,873
1,618 Datadog, Inc.
j
231,196
5,264 DocuSign, Inc.
j
473,444
795 Fabrinet
j
174,805
1,394 Fortinet, Inc.
j
131,705
360 Guidewire Software, Inc.
j
60,689
2,373 International Business Machines
Corporation 521,657
3,869 JFrog, Ltd.
j
113,787
580 Littelfuse, Inc. 136,677
6,940 Microsoft Corporation 2,925,210
665 MongoDB, Inc.
j
154,819
433 Motorola Solutions, Inc. 200,146
293 NetApp, Inc. 34,011
21,495 NVIDIA Corporation 2,886,564
2,163 ON Semiconductor Corporation
j
136,377
547 Onto Innovation, Inc.
j
91,168
1,350 Oracle Corporation 224,964
1,524 Pegasystems, Inc. 142,037
699 Plexus Corporation
j
109,380
2,320 Qorvo, Inc.
j
162,238
3,509 QUALCOMM, Inc. 539,053
35 RingCentral, Inc.
j
1,225
1,556 Salesforce, Inc. 520,217
7,474 Samsung Electronics Company,
Ltd. 266,723
561 ServiceNow, Inc.
j
594,727

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  14.1% Value
Information Technology  3.2% - continued
1,364 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR $ 269,376
2,009 TD SYNNEX Corporation 235,616
7,218 Trimble, Inc.
j
510,024
12,345 TTM Technologies, Inc.
j
305,539
546 Universal Display Corporation 79,825
5,449 Varonis Systems, Inc.
j
242,099
368 VeriSign, Inc.
j
76,161
Total 19,510,561
Materials  0.5%
1,589 Albemarle Corporation
d
136,781
2,438 Ball Corporation 134,407
1,364 Celanese Corporation 94,402
3,200 CF Industries Holdings, Inc. 273,024
2,732 Corteva, Inc. 155,615
782 DuPont de Nemours, Inc. 59,628
7 Eagle Materials, Inc. 1,727
2,057 Eastman Chemical Company 187,845
1,386 Ecolab, Inc. 324,768
1,779 Greif, Inc. 108,732
2,981 Ingevity Corporation
j
121,476
10,367 Ivanhoe Mines, Ltd.
j
123,038
580 Linde plc 242,829
2,085 Nucor Corporation 243,340
3,608 Olin Corporation 121,950
3,286 Steel Dynamics, Inc. 374,834
16,403 Tronox Holdings plc 165,178
253 United States Lime & Minerals, Inc. 33,583
1,995 United States Steel Corporation 67,810
2,290 West Fraser Timber Company, Ltd. 198,200
Total 3,169,167
Real Estate  0.4%
2,301 Agree Realty Corporation 162,105
1,261 Alexandria Real Estate Equities,
Inc. 123,011
486 AvalonBay Communities, Inc. 106,905
851 Broadstone Net Lease, Inc. 13,497
1,266 CBRE Group, Inc.
j
166,213
2,426 Crown Castle, Inc. 220,184
13,027 Cushman and Wakefield plc
j
170,393
300 EastGroup Properties, Inc. 48,147
89 Equinix, Inc. 83,917
7,148 Essential Properties Realty Trust,
Inc. 223,589
955 Extra Space Storage, Inc. 142,868
10,930 Healthcare Realty Trust, Inc. 185,264
201 Innovative Industrial Properties,
Inc. 13,395
397 Kite Realty Group Trust 10,020
5,800 National Storage Affiliates Trust 219,878
1,128 Outfront Media, Inc. 20,011
4,737 Sabra Health Care REIT, Inc. 82,045
1,872 SBA Communications Corporation 381,514
570 STAG Industrial, Inc. 19,277
813 Tanger, Inc. 27,748
3,221 Terreno Realty Corporation 190,490
2,174 Uniti Group, Inc. 11,957
Total 2,622,428
Utilities  0.6%
4,874 Alliant Energy Corporation 288,248
Shares Common Stock  14.1% Value
Utilities  0.6% - continued
141 Black Hills Corporation $ 8,251
317 Brookfield Infrastructure
Corporation 12,683
247 California Water Service Group 11,197
8,469 CenterPoint Energy, Inc. 268,721
527 Clearway Energy, Inc., Class C 13,702
996 Constellation Energy Corporation 222,815
3,349 Duke Energy Corporation 360,821
5,552 Entergy Corporation 420,953
1,008 NextEra Energy Partners, LP 17,942
8,664 NiSource, Inc. 318,489
1,185 Northwestern Energy Group, Inc. 63,350
2,638 Portland General Electric
Company 115,070
3,252 Public Service Enterprise Group,
Inc. 274,762
1,715 Spire, Inc. 116,328
9,937 UGI Corporation 280,522
2,400 Vistra Energy Corporation 330,888
2,492 Xcel Energy, Inc. 168,260
Total 3,293,002
Total Common Stock
(cost $57,793,840) 85,438,402
Shares
Registered Investment
Companies   10.1% Value
U.S. Affiliated   9.2%
6,039,342 Thrivent Core Emerging Markets
Debt Fund 49,160,244
644,136 Thrivent Core International Equity
Fund 6,583,074
Total 55,743,318
U.S. Unaffiliated   0.9%
9,010 abrdn Asia-Pacific Income Fund,
Inc. 132,627
27,032 abrdn Income Credit Strategies
Fund 161,381
7,225 abrdn Total Dynamic Dividend
Fund 60,762
17,145 AllianceBernstein Global High
Income Fund, Inc. 183,966
24,503 Allspring Income Opportunities
Fund 168,826
3,708 BlackRock Capital Allocation Term
Trust 56,176
3,084 BlackRock Core Bond Trust 32,259
16,974 BlackRock Corporate High Yield
Fund, Inc. 166,515
19,260 BlackRock Credit Allocation
Income Trust 201,459
1,742 BlackRock Debt Strategies Fund,
Inc. 18,744
2,666 BlackRock Enhanced Equity
Dividend Trust 22,074
15,580 BlackRock Enhanced Global
Dividend Trust 167,797
9,093 BlackRock Enhanced International
Dividend Trust 48,284
532 BlackRock Floating Rate Income
Strategies Fund, Inc. 7,315
5,735 BlackRock Income Trust, Inc. 66,067

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies  10.1% Value
U.S. Unaffiliated   0.9%  - continued
11,523 BlackRock Multi-Sector Income
Trust $ 168,236
14,848 Blackstone Strategic Credit 2027
Term Fund 181,591
11,523 Cornerstone Strategic Investment
Fund, Inc. 98,983
18,986 Eaton Vance Limited Duration
Income Fund 185,493
7,811 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 63,816
4,500 Invesco Senior Loan ETF 94,815
4,365 iShares iBoxx $ Investment Grade
Corporate Bond ETF
d
466,356
15,500 iShares Preferred and Income
Securities ETF
d
487,320
31,444 Nuveen Credit Strategies Income
Fund 178,916
13,087 Nuveen Preferred Income
Opportunities Fund 102,864
15,353 PGIM Global High Yield Fund, Inc. 189,149
14,060 PGIM High Yield Bond Fund, Inc. 192,341
5,565 Pimco Dynamic Income Fund 102,062
10,417 PIMCO High Income Fund 50,627
10,024 PIMCO Income Strategy Fund II 74,679
1,088 SPDR S&P Biotech ETF
d
97,985
1,591 Tri-Continental Corporation 50,419
8,544 Vanguard Short-Term Corporate
Bond ETF 666,517
13,572 Virtus Convertible & Income Fund 47,095
12,463 Virtus Dividend, Interest &
Premium Strategy Fund 157,408
2,846 Virtus Equity & Convertible Income
Fund 70,182
27,753 Voya Global Equity Dividend &
Premium Opportunity Fund 150,421
3,255 Western Asset Diversified Income
Fund 46,384
42,572 Western Asset High Income
Opportunity Fund, Inc. 167,308
Total 5,585,219
Total Registered Investment
Companies (cost $67,947,422) 61,328,537
Shares Preferred Stock 1.6% Value
Basic Materials  0.1%
6,832 Albemarle Corporation,
Convertible, 7.250% 277,994
Total 277,994
Capital Goods  0.1%
12,684 Boeing Company, Convertible,
6.000% 772,329
Total 772,329
Communications Services  0.1%
21,875 AT&T, Inc., 4.750%
g
434,219
11,250 Telephone and Data Systems, Inc.,
6.000%
g
194,625
Total 628,844
Shares Preferred Stock  1.6% Value
Financials  1.1%
7,525 AEGON Funding Company, LLC,
5.100% $ 152,757
7,500 Allstate Corporation, 5.100%
g
164,100
4,529 Apollo Global Management, Inc.,
Convertible, 6.750% 393,615
4,496 Ares Management Corporation,
Convertible, 6.750% 247,460
4,800 Athene Holding, Ltd., 5.625%
g
98,592
12,300 Bank of America Corporation,
4.250%
g
228,780
10,000 Bank of America Corporation,
4.375%
g
194,200
5,000 Bank of America Corporation,
4.750%
g
104,000
10,000 Bank of America Corporation,
5.000%
g
216,000
412 Bank of America Corporation,
Convertible, 7.250%
g
502,331
2,400 Capital One Financial Corporation,
4.800%
g
43,944
9,875 Capital One Financial Corporation,
5.000%
g
187,822
2,400 Charles Schwab Corporation,
4.450%
d,g
46,824
1,775 Citizens Financial Group, Inc.,
7.375%
g
46,150
4,050 Corebridge Financial, Inc., 6.375% 103,234
6,200 Equitable Holdings, Inc., 5.250%
g
126,852
4,800 Fifth Third Bancorp, 4.950%
g
100,656
4,800 Huntington Bancshares, Inc./OH,
4.500%
g
85,056
17,000 J.P. Morgan Chase & Company,
4.200%
g
321,130
10,000 J.P. Morgan Chase & Company,
4.625%
d,g
208,300
9,925 J.P. Morgan Chase & Company,
4.750%
g
211,899
2,400 KeyCorp, 5.650%
g
51,720
10,750 KeyCorp, 6.200%
b,g
262,192
2,400 MetLife, Inc., 4.750%
g
49,584
9,050 Morgan Stanley, 4.250%
g
166,611
7,800 Morgan Stanley, 5.850%
b,g
189,852
5,100 Morgan Stanley, 7.125%
b,g
128,673
9,350 Public Storage, 4.125%
g
166,711
3,775 Public Storage, 4.625%
g
73,273
958 Public Storage, 4.700%
g
18,825
4,800 Regions Financial Corporation,
4.450%
g
85,296
2,700 Regions Financial Corporation,
5.700%
b,g
65,448
2,675 Synovus Financial Corporation,
8.397%
b,g
69,416
4,800 Truist Financial Corporation,
4.750%
g
92,640
9,000 U.S. Bancorp, 4.000%
g
159,030
15,500 Wells Fargo & Company, 4.250%
g
282,565
10,000 Wells Fargo & Company, 4.375%
g
188,600
4,800 Wells Fargo & Company, 4.700%
g
95,952
7,600 Wells Fargo & Company, 4.750%
g
155,040
499 Wells Fargo & Company,
Convertible, 7.500%
g
595,961
Total 6,681,091

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  1.6% Value
Technology  0.1%
4,641 Hewlett Packard Enterprise
Company, Convertible, 7.625% $ 291,037
Total 291,037
Utilities  0.1%
14,250 CMS Energy Corporation, 4.200%
g
266,475
3,525 NextEra Energy, Inc., Convertible,
6.926% 144,243
819 Nextera Energy, Inc., Convertible,
7.234%
j
37,347
3,900 NextEra Energy, Inc., Convertible,
7.299% 190,281
6,200 Southern Company, 4.950% 128,340
Total 766,686
Total Preferred Stock
(cost $10,332,653) 9,417,981
Shares
Collateral Held for Securities
Loaned 0.9% Value
5,761,797 Thrivent Cash Management Trust 5,761,797
Total Collateral Held for
Securities Loaned
(cost $5,761,797) 5,761,797
Shares or
Principal
Amount Short-Term Investments 3.3% Value
Federal Home Loan Bank Discount
Notes
600,000 4.525%, 1/2/2025
k,l
599,860
500,000 4.545%, 1/8/2025
k,l
499,532
700,000 4.530%, 1/10/2025
k,l
699,181
200,000 4.420%, 2/5/2025
k,l
199,156
1,000,000 4.420%, 2/12/2025
k,l
994,960
Thrivent Core Short-Term Reserve
Fund
1,661,302 4.730% 16,613,017
U.S. Treasury Bills
300,000 4.502%, 1/16/2025
k,m
299,506
100,000 4.405%, 2/13/2025
k,m
99,505
Total Short-Term Investments
(cost $20,003,606) 20,004,717
Total Investments (cost
$605,479,204) 100.9% $612,764,632
Other Assets and Liabilities, Net
(0.9%) (5,556,497)
Total Net Assets 100.0% $607,208,135
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2024, the value of these investments was $135,677,260 or
22.3% of total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2024.
d All or a portion of the security is on loan.
e Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2024.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Defaulted security.  Interest is not being accrued.
i Denotes investments purchased on a when-issued or
delayed-delivery basis.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Diversified
Income Plus Portfolio as of December 31, 2024 was $22,000
or 0.00% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of December 31, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 121,941
Credit Suisse Group AG  12/4/2013 110,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of December 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 4,258,346
Common Stock 1,325,369
Total lending $5,583,715
Gross amount payable upon return of
collateral for securities loaned $5,761,797
Net amounts due to counterparty $178,082

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 34,383,758
Gross unrealized depreciation (30,030,652)
Net unrealized appreciation (depreciation) $ 4,353,106
Cost for federal income tax purposes $ 608,039,291

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 40,238,503 – 40,238,503 –
Basic Materials 5,853,327 – 5,853,327 –
Capital Goods 10,386,678 – 10,386,678 –
Collateralized Mortgage Obligations 37,127,021 – 37,127,021 –
Commercial Mortgage-Backed Securities 3,295,704 – 3,295,704 –
Communications Services 13,985,367 – 13,985,367 –
Consumer Cyclical 19,817,478 – 19,817,478 –
Consumer Non-Cyclical 19,306,381 – 19,306,381 –
Energy 16,797,371 – 16,797,371 –
Financials 50,438,095 – 50,438,095 –
Foreign Government 453,845 – 453,845 –
Mortgage-Backed Securities 129,564,138 – 129,564,138 –
Technology 15,139,517 – 15,139,517 –
Transportation 3,268,067 – 3,268,067 –
U.S. Government & Agencies 49,329,415 – 49,329,415 –
Utilities 15,812,291 – 15,812,291 –
Common Stock
Communications Services 5,067,339 5,067,339 – –
Consumer Discretionary 9,673,814 9,585,393 88,421 –
Consumer Staples 3,873,477 3,873,477 – –
Energy 3,738,306 3,738,306 – –
Financials 13,168,661 13,168,661 – –
Health Care 8,990,713 8,990,713 – –
Industrials 12,330,934 12,126,704 204,230 –
Information Technology 19,510,561 19,243,838 266,723 –
Materials 3,169,167 3,046,129 123,038 –
Real Estate 2,622,428 2,622,428 – –
Utilities 3,293,002 3,293,002 – –
Preferred Stock
Basic Materials 277,994 277,994 – –
Capital Goods 772,329 772,329 – –
Communications Services 628,844 628,844 – –
Financials 6,681,091 6,681,091 – –
Technology 291,037 291,037 – –
Utilities 766,686 766,686 – –
Registered Investment Companies
U.S. Unaffiliated 5,585,219 5,585,219 – –
Short-Term Investments 3,391,700 – 3,391,700 –
Subtotal Investments in Securities $534,646,500 $99,759,190 $434,887,310 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 55,743,318
Affiliated Short-Term Investments 16,613,017
Collateral Held for Securities Loaned 5,761,797
Subtotal Other Investments $78,118,132
Total Investments at Value $612,764,632
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Diversified Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,473,971 1,286,884 187,087 –
Total Asset Derivatives $1,473,971 $1,286,884 $187,087 $–
Liability Derivatives
Futures Contracts 1,756,705 1,756,705 – –
Credit Default Swaps 82,207 – 82,207 –
Total Return Swaps 7,294 – 7,294 –
Total Liability Derivatives $1,846,206 $1,756,705 $89,501 $–
The following table presents Diversified Income Plus Portfolio's futures contracts held as of December 31, 2024. Investments and/or cash totaling
$3,045,089 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 34 March 2025 $ 6,986,292 $ 4,427
CME E-mini S&P 500 Index 146 March 2025 44,747,450 (1,416,475)
ICE mini MSCI EAFE Index 71 March 2025 8,343,960 (294,335)
ICE US mini MSCI Emerging Markets Index 22 March 2025 1,227,075 (45,895)
Total Futures Long Contracts $ 61,304,777 ( $ 1,752,278)
CME E-mini Russell 2000 Index (117) March 2025 ( $ 13,991,289) $ 829,958
CME E-mini S&P Mid-Cap 400 Index (15) March 2025 (4,991,054) 271,004
CME Euro Foreign Exchange Currency (58) March 2025 (7,667,068) 135,406
Eurex Euro STOXX 50 Index (147) March 2025 (7,617,866) 187,087
Ultra 10-Yr. U.S. Treasury Note (30) March 2025 (3,385,464) 46,089
Total Futures Short Contracts ( $ 37,652,741) $1,469,544
Total Futures Contracts $ 23,652,036 ($282,734)

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Diversified Income Plus Portfolio's credit default swap contracts held as of December 31, 2024. Investments totaling
$399,011 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 43, 5 Year, at 5.00%, Quarterly Buy 12/20/2029 $ 7,610,000 $ – ( $ 82,207) ( $ 82,207)
Total Credit Default Swaps $– ($82,207) ($82,207)
1 As the buyer of protection, Diversified Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Diversified Income Plus Portfolio's total return swap contracts held as of December 31, 2024.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 98,942 ( $ 7,294) $ – ( $ 7,294)
Total Return Swaps ( $ 7,294) $ – ($7,294)
# Payment made on Termination Date

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for Diversified Income
Plus Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 135,406
Total Foreign Exchange Contracts 135,406
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,288,049
Total Equity Contracts 1,288,049
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 50,516
Total Interest Rate Contracts 50,516
Total Asset Derivatives $1,473,971
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,756,705
Total Return Swaps Net Assets - Distributable earnings/(accumulated loss) 7,294
Total Equity Contracts 1,763,999
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 82,207
Total Credit Contracts 82,207
Total Liability Derivatives $1,846,206
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 5,574,290
Total Equity Contracts
5,574,290
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 300,166
Total Foreign Exchange Contracts 300,166
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 428,803
Total Interest Rate Contracts
428,803
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (672,648)
Total Credit Contracts
(672,648)
Total $5,630,611

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 313,866
Total Foreign Exchange Contracts 313,866
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (864,756)
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (7,294)
Total Equity Contracts (872,050)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (477,094)
Total Interest Rate Contracts (477,094)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 107,402
Total Credit Contracts 107,402
Total ($927,876)
The following table presents Diversified Income Plus Portfolio's average volume of derivative activity during the period ended December 31,
2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $49,641,735
Futures - Short (25,726,862)
Total Return Swaps - Short (3,979)
Interest Rate Contracts
Futures - Long 7,603,463
Futures - Short (995,161)
Foreign Exchange Contracts
Futures - Short (7,732,733)
Credit Contracts
Credit Default Swaps - Buy Protection (503,407)

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $51,034 $3,075 $5,920 $49,160 6,039 8.1%
Core International Equity 7,432 224 1,200 6,583 644 1.1
Total U.S. Affiliated Registered Investment
Companies 58,466 55,743 9.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% 33,619 247,237 264,243 16,613 1,661 2.7
Total Affiliated Short-Term Investments 33,619 16,613 2.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 15,475 129,849 139,562 5,762 5,762 0.9
Total Collateral Held for Securities Loaned 15,475 5,762 0.9
Total Value $107,560 $78,118
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,291) $2,262 $ – $3,075
Core International Equity 139 (12) – 225
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% 0 (0) – 1,126
Total Income/Non Cash Income from Affiliated
Investments $4,426
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 72
Total Affiliated Income from Securities Loaned, Net $72
Total Value ($1,152) $2,250 $ –

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.8% Value
Belgium  <0.1%
483 Titan Cement International SA $ 20,079
Total 20,079
Brazil  3.7%
4,934 Banco Bradesco SA ADR 9,424
71,000 Banco do Brasil SA 277,778
24,600 BRF SA 100,983
73,018 Companhia Energetica de Minas
Gerais ADR 129,242
890 Companhia Paranaense de Energia
- COPEL ADR 4,641
54,200 Cury Construtora e Incorporadora
SA 153,181
11,200 Direcional Engenharia SA 48,224
2,184 Embraer SA ADR
a
80,109
39,669 Gerdau SA ADR 114,247
66,288 Itau Unibanco Holding SA ADR 328,788
21,600 JBS SA 126,918
53,300 Klabin SA 200,160
6,405 Petroleo Brasileiro SA ADR 82,368
31,900 Telefonica Brasil SA 241,502
37,997 Vale SA ADR 337,034
6,600 WEG SA 56,376
Total 2,290,975
Cayman Islands  15.5%
76,000 3SBio, Inc.
b
59,496
32,000 AAC Technologies Holdings, Inc. 153,458
121,500 Alibaba Group Holding, Ltd. 1,285,878
159,000 China Feihe, Ltd.
b
110,636
139,000 China Mengniu Dairy Company,
Ltd. 310,960
94,000 China Resources Land, Ltd. 269,852
78,000 Consun Pharmaceutical Group,
Ltd. 81,541
169,000 Geely Automobile Holdings, Ltd. 318,278
171,500 Greentown China Holdings, Ltd. 202,266
28,659 JD.com, Inc. 497,612
5,044 JOYY, Inc. ADR
a
211,091
92,500 Kingboard Holdings, Ltd. 221,467
33,500 Li Ning Company, Ltd. 69,996
123,500 Longfor Group Holdings, Ltd.
b
156,624
28,900 Meituan
a,b
561,913
9,500 NetDragon Websoft Holdings, Ltd. 12,446
17,004 NU Holdings, Ltd./Cayman Islands
a
176,161
3,197 PDD Holdings, Inc. ADR
a
310,077
698,500 Shui On Land, Ltd. 60,002
64,000 Tencent Holdings, Ltd. 3,415,861
202,000 Xiaomi Corporation
a,b
885,934
138,000 Zhongsheng Group Holdings, Ltd. 246,508
Total 9,618,057
Chile  0.7%
2,814 Banco de Chile ADR 63,822
2,676 Banco de Credito e Inversiones SA 74,235
23,325 Cencosud SA 51,598
486,633 Colbun SA 60,185
5,832,455 Latam Airlines Group SA 80,500
28,149 S.A.C.I. Falabella
a
99,442
Total 429,782
China  12.0%
994,000 Agricultural Bank of China, Ltd. 727,206
Shares Common Stock  97.8% Value
China  12.0%  - continued
230,000 Aluminum Corporation of China,
Ltd., Class H $ 131,921
252,000 BAIC Motor Corporation, Ltd.
b
77,455
148,400 BOE Technology Group Company,
Ltd. 89,255
235,000 CGN Power Company, Ltd.
b
85,855
58,000 China Construction Bank
Corporation, Class H 48,052
58,000 China Life Insurance Company,
Ltd. 108,555
2,784,000 China Tower Corporation, Ltd.
b
399,826
1,087,700 China United Network
Communications, Ltd. 791,181
440,000 CRRC Corporation, Ltd. 282,937
4,500 Great Wall Motor Company, Ltd.,
Class H 7,842
86,800 Haier Smart Home Company, Ltd.,
Class H 303,294
220,900 Huaxia Bank Company, Ltd. 242,400
25,200 Industrial and Commercial Bank of
China, Ltd., Class A 23,893
228,000 Industrial and Commercial Bank of
China, Ltd., Class H 152,004
72,000 Inner Mongolia Yili Industrial Group
Company, Ltd. 297,788
119,000 Jiangxi Copper Company, Ltd.,
Class H 189,602
104,000 Lenovo Group, Ltd. 133,699
77,100 Midea Group Company, Ltd. 794,338
37,000 New China Life Insurance
Company, Ltd. 111,557
320,000 People's Insurance Company
(Group) of China, Ltd., Class H 158,554
35,200 Ping An Insurance (Group)
Company of China, Ltd., Class A 253,974
136,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 801,167
116,600 SAIC Motor Corporation, Ltd. 330,786
47,900 Shanghai Pharmaceuticals Holding
Company, Ltd., Class H 77,649
117,900 Shenwan Hongyuan Group
Company, Ltd. 86,407
185,600 Sinopharm Group Company, Ltd. 506,223
83,000 Tong Ren Tang Technologies
Company, Ltd. 55,238
31,500 Universal Scientific Industrial
Shanghai Company, Ltd. 71,156
9,000 Xinhua Winshare Publishing and
Media Company, Ltd. 13,623
30,800 ZTE Corporation 95,953
Total 7,449,390
Colombia  0.4%
1,282 Bancolombia SA 10,942
7,108 Bancolombia SA ADR 223,973
Total 234,915
Czech Republic  0.1%
42 Philip Morris CR 28,969
Total 28,969

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.8% Value
Egypt  <0.1%
7,402 Commercial International Bank
Egypt SAE GDR $ 10,970
Total 10,970
Greece  0.2%
2,776 Hellenic Telecommunications
Organization SA 42,742
9,247 HELLENiQ ENERGY Holdings SA 72,395
2,202 OPAP SA 35,790
Total 150,927
Hong Kong  0.6%
58,000 China Overseas Grand Oceans
Group, Ltd. 13,104
38,500 China Overseas Land &
Investment, Ltd. 60,822
326,000 CSPC Pharmaceutical Group, Ltd. 198,729
195,000 Yuexiu Property Company, Ltd. 126,308
Total 398,963
Hungary  1.0%
25,276 MOL Hungarian Oil & Gas plc 173,974
4,890 OTP Bank Nyrt 267,250
7,315 Richter Gedeon Nyrt 191,610
Total 632,834
India  20.4%
556 ABB India, Ltd. 44,800
5,612 Bajaj Auto, Ltd. 575,747
140,319 Bharat Petroleum Corporation, Ltd. 477,118
24,781 Bharti Airtel, Ltd. 458,837
182 Bosch, Ltd. 72,454
35,073 Chambal Fertilisers and Chemicals,
Ltd. 201,757
40,023 Cipla, Ltd. 713,276
505 CRISIL, Ltd. 39,244
3,321 Cummins India, Ltd. 126,658
2,148 Dixon Technologies India, Ltd. 448,839
9,916 HCL Technologies, Ltd. 221,419
14,247 HDFC Asset Management
Company, Ltd.
b
697,431
21,886 HDFC Bank, Ltd. 452,609
14,689 Hero MotoCorp, Ltd. 712,275
66,575 Hindalco Industries, Ltd. 467,179
3,896 Hindustan Aeronautics, Ltd. 189,619
25,419 Hindustan Petroleum Corporation,
Ltd. 120,844
40,394 ICICI Bank, Ltd. ADR 1,206,165
11,720 Infosys, Ltd. ADR 256,902
19,900 Jindal Saw, Ltd. 67,595
741 KEI Industries, Ltd. 38,300
698 KPIT Technologies, Ltd. 11,900
14,419 LT Foods, Ltd. 70,411
2,812 Lupin, Ltd. 77,251
5,690 Mahindra & Mahindra, Ltd. 199,168
662 Maruti Suzuki India, Ltd. 83,739
73 MRF, Ltd. 111,161
2,219 Nippon Life India Asset
Management, Ltd.
b
18,798
10,000 Oberoi Realty, Ltd. 269,399
71,776 Oil & Natural Gas Corporation, Ltd. 200,342
165 Page Industries, Ltd. 91,465
3,671 Persistent Systems, Ltd. 275,956
Shares Common Stock  97.8% Value
India  20.4%  - continued
3,689 Pidilite Industries, Ltd. $ 125,081
44,181 Power Finance Corporation, Ltd. 230,803
15,475 Reliance Industries, Ltd. 219,166
3,072 State Bank of India 28,461
19,665 Tata Consultancy Services, Ltd. 938,443
42,311 Tech Mahindra, Ltd. 840,304
10,324 Trent, Ltd. 856,584
1,320 UltraTech Cement, Ltd. 175,827
6,245 United Spirits, Ltd. 118,400
14,711 Zydus Lifesciences, Ltd. 166,640
Total 12,698,367
Indonesia  1.6%
1,618,800 Bank Central Asia Tbk PT 973,090
Total 973,090
Kuwait  0.4%
10,895 HumanSoft Holding Company
KSCC 96,122
26,461 Kuwait Finance House KSCP 64,004
24,671 National Bank of Kuwait KSC 71,675
Total 231,801
Malaysia  0.5%
37,800 CIMB Group Holdings Bhd 69,253
33,400 Hong Leong Bank Bhd 153,470
44,200 RHB Bank Bhd 64,038
55,896 Sports Toto Bhd 18,623
13,500 Ta Ann Holdings Bhd 12,922
Total 318,306
Mexico  0.9%
3,919 Coca-Cola FEMSA SAB de CV ADR 305,251
10,510 Grupo Financiero Banorte SAB de
CV ADR 67,724
22,200 Grupo Mexico SAB de CV 105,703
31,500 Megacable Holdings SAB de CV 51,138
Total 529,816
Netherlands  0.1%
4,326 NEPI Rockcastle NV 31,633
Total 31,633
Philippines  0.1%
28,890 Bank of the Philippine Islands 60,931
Total 60,931
Poland  1.4%
8,934 Asseco Poland SA 207,520
1,844 Bank Polska Kasa Opieki SA 61,639
1,597 KGHM Polska Miedz SA 44,497
7,545 Orlen SA 86,486
21,729 Powszechna Kasa Oszczednosci
Bank Polski SA 314,563
15,608 Powszechny Zaklad Ubezpieczen
SA 173,373
Total 888,078
Qatar  0.3%
27,286 Commercial Bank PSQC 32,602
9,364 Gulf Warehousing Company 8,667

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.8% Value
Qatar  0.3%  - continued
4,782 Qatar Islamic Bank QPSC $ 28,058
27,321 Qatar National Bank QPSC 129,715
Total 199,042
Russian Federation  <0.1%
22,154 LUKOIL PJSC
c,d
0
78,093 NovaTek PJSC
c,d
0
136,926 Sberbank of Russia PJSC
c,d
0
Total 0
Saudi Arabia  3.2%
23,654 Al Rajhi Bank 594,563
65,899 Arab National Bank 369,139
1,908 Eastern Province Cement Company 17,462
269 Elm Company 79,825
32,349 Saudi Arabian Oil Company
b
241,484
702 Saudi Basic Industries Corporation 12,518
15,338 Saudi National Bank 136,105
44,508 Saudi Telecom Company 473,826
1,873 Theeb Rent A Car Company 38,184
5,301 Yanbu National Petrochemical
Company 53,312
Total 2,016,418
South Africa  2.4%
12,776 Absa Group, Ltd. 128,462
25,369 AECI, Ltd. 117,521
78 Capitec Bank Holdings, Ltd. 12,958
4,412 Coronation Fund Managers, Ltd. 9,155
27,182 DataTec, Ltd. 71,527
31,030 FirstRand, Ltd. 124,467
650 Gold Fields, Ltd. ADR 8,580
19,002 Harmony Gold Mining Company,
Ltd. ADR 156,006
10,923 Mr Price Group, Ltd. 170,241
937 Naspers, Ltd. 207,506
8,575 Nedbank Group, Ltd. 128,008
25,065 Pepkor Holdings, Ltd.
b
38,391
24,021 Standard Bank Group 282,276
3,616 Vodacom Group 19,422
Total 1,474,520
South Korea  5.5%
1,069 Caregen Company, Ltd. 20,700
651 CJ Corporation 43,407
3,295 Green Cross Holdings Corporation 38,473
8,671 GS Holdings Corporation
a
230,004
2,332 HD Hyundai Company, Ltd. 125,042
1,043 Hyundai Motor Company 148,076
1,180 KEPCO Plant Service &
Engineering Company, Ltd.
a
34,990
5,732 KT&G Corporation 414,757
305 Samsung Biologics Company,
Ltd.
a,b
195,434
2,757 Samsung C&T Corporation
a
213,031
32,930 Samsung Electronics Company,
Ltd. 1,175,167
2,966 SD Biosensor, Inc.
a
20,595
1,702 SK Hynix, Inc. 195,033
3,197 SK Telecom Company, Ltd. 119,798
854 SK, Inc. 75,806
Shares Common Stock  97.8% Value
South Korea  5.5%  - continued
4,534 Yuhan Corporation
a
$ 365,301
Total 3,415,614
Taiwan  21.8%
334,000 Asia Cement Corporation 411,361
6,000 Asustek Computer, Inc. 112,464
218,472 Chang Hwa Commercial Bank, Ltd. 118,842
128,000 Cheng Shin Rubber Industry
Company, Ltd. 191,175
1,000 Chicony Electronics Company, Ltd. 4,629
67,000 Chipbond Technology Corporation 131,497
1,669 Chunghwa Telecom Company, Ltd.
ADR 62,838
132,000 Compal Electronics, Inc. 151,128
58,000 Delta Electronics, Inc. 759,176
10,000 Dynapack International Technology
Corporation 63,996
51,000 Far Eastern New Century
Corporation 49,112
32,000 Far EasTone Telecommunications
Company, Ltd. 87,187
59,000 Feng Hsin Steel Company, Ltd. 125,215
2,000 Fusheng Precision Company, Ltd. 19,203
97,000 Hon Hai Precision Industry
Company, Ltd. 542,293
80,000 Inventec Corporation 121,907
56,000 Lite-On Technology Corporation 169,543
21,000 MediaTek, Inc. 902,785
181,000 Pegatron Corporation 506,135
127,000 Pou Chen Corporation 142,705
6,000 Powertech Technology, Inc. 22,276
6,000 President Chain Store Corporation 48,109
25,000 Quanta Computer, Inc. 217,586
91,000 Synnex Technology International
Corporation 196,332
15,000 Systex Corporation 65,963
258,586 Taichung Commercial Bank
Company, Ltd. 147,777
82,000 Taiwan Mobile Company, Ltd. 283,731
4,000 Taiwan Secom Company, Ltd. 15,052
211,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 6,873,729
29,704 Topco Scientific Company, Ltd. 253,186
175,000 Uni-President Enterprises
Corporation 431,443
19,000 Wah Lee Industrial Corporation 71,189
11,000 WPG Holdings, Ltd. 22,905
226,996 Yuanta Financial Holding Company,
Ltd. 234,952
Total 13,557,421
Thailand  1.6%
188,000 Charoen Pokphand Foods pcl 125,542
182,700 Kasikornbank pcl NVDR 831,580
69,100 Krung Thai Bank pcl NVDR 42,515
Total 999,637
Turkey  0.7%
9,981 KOC Holding AS 50,371
21,617 Tekfen Holding AS
a
44,033
39,690 Turk Hava Yollari Anonim Ortakligi
a
314,962
Total 409,366

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.8% Value
United Arab Emirates  2.4%
80,851 Abu Dhabi National Oil Company
for Distribution PJSC $ 77,481
61,206 ADNOC Drilling Company PJSC 88,817
102,833 Deyaar Development PJSC 25,969
183,578 Dubai Islamic Bank PJSC 354,072
155,562 Emaar Properties PJSC 544,940
69,644 Emirates NBD Bank PJSC 406,710
Total 1,497,989
United Kingdom  0.3%
8,981 AngloGold Ashanti plc 200,866
Total 200,866
Total Common Stock
(cost $53,107,968) 60,768,756
Shares Preferred Stock 1.9%
Brazil  0.7%
74,200 Companhia de Sanena do Parana 67,500
60,400 Petroleo Brasileiro SA 353,825
Total 421,325
South Korea  1.2%
1,647 Hyundai Motor Company, 2nd
Preferred 172,832
3,134 Hyundai Motor Company, Preferred 321,651
8,254 Samsung Electronics Company,
Ltd. 245,160
Total 739,643
Total Preferred Stock
(cost $1,274,418) 1,160,968
Shares or
Principal
Amount Short-Term Investments 0.5%
Federal Home Loan Bank Discount
Notes
100,000 4.530%,  1/10/2025
e,f
99,883
Thrivent Core Short-Term Reserve
Fund
20,356 4.730% 203,556
Total Short-Term Investments
(cost $303,443) 303,439
Total Investments (cost
$54,685,829) 100.2% $62,233,163
Other Assets and Liabilities,
Net (0.2%) (101,099)
Total Net Assets 100.0% $62,132,064
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2024, the value of these investments was $3,529,277 or
5.7% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 13,742,102
Gross unrealized depreciation (6,674,279)
Net unrealized appreciation (depreciation) $ 7,067,823
Cost for federal income tax purposes $ 55,088,239

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,685,049 273,929 6,411,120 –
Consumer Discretionary 9,401,569 310,077 9,091,492 –
Consumer Staples 2,554,687 305,251 2,249,436 –
Energy @ 1,888,036 82,368 1,805,668 0
Financials @ 13,016,339 2,019,303 10,997,036 0
Health Care 2,768,156 – 2,768,156 –
Industrials 2,016,918 80,109 1,936,809 –
Information Technology 17,113,637 256,902 16,856,735 –
Materials 3,283,523 615,867 2,667,656 –
Real Estate 1,760,919 – 1,760,919 –
Utilities 279,923 133,883 146,040 –
Preferred Stock
Consumer Discretionary 494,483 – 494,483 –
Energy 353,825 – 353,825 –
Information Technology 245,160 – 245,160 –
Utilities 67,500 – 67,500 –
Short-Term Investments 99,883 – 99,883 –
Subtotal Investments in Securities $62,029,607 $4,077,689 $57,951,918 $0
Other Investments  * Total
Affiliated Short-Term Investments 203,556
Subtotal Other Investments $203,556
Total Investments at Value $62,233,163
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Emerging Markets Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 77,101 77,101 – –
Total Liability Derivatives $77,101 $77,101 $– $–
The following table presents Emerging Markets Equity Portfolio's futures contracts held as of December 31, 2024. Investments and/or cash totaling $99,883 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 40 March 2025 $ 2,224,701 ( $ 77,101)
Total Futures Long Contracts $ 2,224,701 ( $ 77,101)
Total Futures Contracts $ 2,224,701 ($77,101)

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for Emerging Markets
Equity Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 77,101
Total Equity Contracts 77,101
Total Liability Derivatives $77,101
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
Emerging Markets Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 212,154
Total Equity Contracts
212,154
Total $212,154
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for Emerging Markets Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (191,471)
Total Equity Contracts (191,471)
Total ($191,471)
The following table presents Emerging Markets Equity Portfolio's average volume of derivative activity during the period ended December 31,
2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $2,816,727

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $391 $16,087 $16,274 $204 20 0.3%
Total Affiliated Short-Term Investments 391 204 0.3
Total Value $391 $204
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $– $– $ – $16
Total Income/Non Cash Income from Affiliated
Investments $16
Total Value $– $– $ –

ESG Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 89.7% Value
Communications Services  8.4%
10,822 Alphabet, Inc., Class A $ 2,048,605
9,284 Alphabet, Inc., Class C 1,768,045
8 Cable One, Inc. 2,897
467 Electronic Arts, Inc. 68,322
81 John Wiley and Sons, Inc. 3,541
1,784 Lumen Technologies, Inc.
a
9,473
287 New York Times Company 14,938
365 Omnicom Group, Inc. 31,405
54 Scholastic Corporation 1,152
7,781 Verizon Communications, Inc. 311,162
3,350 Walt Disney Company 373,022
4,255 Warner Brothers Discovery, Inc.
a
44,975
519 ZoomInfo Technologies, Inc.
a
5,455
Total 4,682,992
Consumer Discretionary  9.4%
491 Aptiv plc
a
29,696
457 Aramark 17,051
141 Autoliv, Inc. 13,224
48 AutoNation, Inc.
a
8,152
379 Best Buy Company, Inc. 32,518
62 Booking Holdings, Inc. 308,042
432 BorgWarner, Inc. 13,733
57 Buckle, Inc. 2,896
217 Capri Holdings, Ltd.
a
4,570
289 CarMax, Inc.
a
23,629
53 Choice Hotels International, Inc. 7,525
66 Columbia Sportswear Company 5,539
217 Darden Restaurants, Inc. 40,512
282 Deckers Outdoor Corporation
a
57,271
64 Domino's Pizza, Inc. 26,865
40 Ethan Allen Interiors, Inc. 1,124
160 Foot Locker, Inc.
a
3,482
783 GameStop Corporation
a
24,539
410 Gap, Inc. 9,688
282 Garmin, Ltd. 58,165
647 Hanesbrands, Inc.
a
5,267
244 Harley-Davidson, Inc. 7,352
242 Hasbro, Inc. 13,530
455 Hilton Worldwide Holdings, Inc. 112,458
1,835 Home Depot, Inc. 713,797
40 Jack in the Box, Inc. 1,666
215 Kohl's Corporation 3,019
81 La-Z-Boy, Inc. 3,529
493 LKQ Corporation 18,118
1,048 Lowe's Companies, Inc. 258,646
1,679 Lucid Group, Inc.
a
5,071
442 Marriott International, Inc./MD 123,291
643 Mattel, Inc.
a
11,400
1,325 McDonald's Corporation 384,104
67 Meritage Homes Corporation 10,306
100 Mohawk Industries, Inc.
a
11,913
725 Newell Brands, Inc. 7,221
2,199 NIKE, Inc. 166,398
202 Nordstrom, Inc. 4,878
67 ODP Corporation
a
1,524
72 Pool Corporation 24,548
107 PVH Corporation 11,315
1,343 Rivian Automotive, Inc.
a
17,862
450 Royal Caribbean Cruises, Ltd. 103,811
79 Signet Jewelers, Ltd. 6,376
2,092 Starbucks Corporation 190,895
5,311 Tesla, Inc.
a
2,144,794
257 Topgolf Callaway Brands
Corporation
a
2,020
Shares Common Stock  89.7% Value
Consumer Discretionary  9.4% - continued
1,000 Tractor Supply Company $ 53,060
88 Ulta Beauty, Inc.
a
38,274
344 Under Armour, Inc., Class A
a
2,848
251 Under Armour, Inc., Class C
a
1,872
70 Vail Resorts, Inc. 13,122
613 VF Corporation
b
13,155
100 Whirlpool Corporation 11,448
233 Williams-Sonoma, Inc. 43,147
149 Wolverine World Wide, Inc. 3,308
Total 5,233,564
Consumer Staples  5.0%
883 Archer-Daniels-Midland Company 44,609
262 Bunge Global SA 20,373
359 Campbell's Company 15,035
454 Church & Dwight Company, Inc. 47,538
229 Clorox Company 37,192
7,565 Coca-Cola Company 470,997
1,434 Colgate-Palmolive Company 130,365
886 Conagra Brands, Inc. 24,586
300 Darling Ingredients, Inc.
a
10,107
427 Estee Lauder Companies, Inc. 32,016
1,032 General Mills, Inc. 65,811
172 Hain Celestial Group, Inc.
a
1,058
550 Hormel Foods Corporation 17,254
120 Ingredion, Inc. 16,507
196 J.M. Smucker Company 21,584
506 Kellanova 40,971
2,129 Keurig Dr Pepper, Inc. 68,383
623 Kimberly-Clark Corporation 81,638
1,681 Kraft Heinz Company 51,624
1,270 Kroger Company 77,661
269 Lamb Weston Holdings, Inc. 17,977
464 McCormick & Company, Inc. 35,375
2,467 Mondelez International, Inc. 147,354
2,534 PepsiCo, Inc. 385,320
4,340 Procter & Gamble Company 727,601
907 Sysco Corporation 69,349
855 Target Corporation 115,579
103 United Natural Foods, Inc.
a
2,813
Total 2,776,677
Energy  1.2%
1,835 Baker Hughes Company 75,272
418 Cheniere Energy, Inc. 89,816
87 Core Laboratories, Inc. 1,506
1,644 Halliburton Company 44,700
295 HF Sinclair Corporation 10,340
618 Marathon Petroleum Corporation 86,211
715 NOV, Inc. 10,439
1,075 ONEOK, Inc. 107,930
773 Phillips 66 88,068
384 Targa Resources Corporation 68,544
791 TechnipFMC plc 22,891
592 Valero Energy Corporation 72,573
Total 678,290
Financials  11.4%
488 Allstate Corporation 94,082
499 Ally Financial, Inc. 17,969
1,050 American Express Company 311,630
181 Ameriprise Financial, Inc. 96,370
461 Arthur J. Gallagher & Company 130,855
73 Bank of Hawaii Corporation 5,201

ESG Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.7% Value
Financials  11.4% - continued
1,364 Bank of New York Mellon
Corporation $ 104,796
274 BlackRock, Inc. 280,880
130 Cathay General Bancorp 6,189
2,956 Charles Schwab Corporation 218,774
709 Chubb, Ltd. 195,897
828 Citizens Financial Group, Inc. 36,233
664 CME Group, Inc. 154,201
241 Comerica, Inc. 14,906
462 Discover Financial Services 80,032
585 Equitable Holdings, Inc. 27,594
70 FactSet Research Systems, Inc. 33,620
1,008 Fidelity National Information
Services, Inc. 81,416
535 Franklin Resources, Inc. 10,855
541 Hartford Financial Services Group,
Inc. 59,185
2,666 Huntington Bancshares, Inc./OH 43,376
1,057 Intercontinental Exchange, Inc. 157,504
100 International Bancshares
Corporation 6,316
637 Invesco, Ltd. 11,135
1,718 KeyCorp 29,447
302 Lincoln National Corporation 9,576
345 Loews Corporation 29,218
306 M&T Bank Corporation 57,531
70 MarketAxess Holdings, Inc. 15,823
908 Marsh & McLennan Companies,
Inc. 192,868
1,524 Mastercard, Inc. 802,493
303 Moody's Corporation 143,431
2,241 Morgan Stanley 281,739
799 Nasdaq, Inc. 61,771
377 Northern Trust Corporation 38,643
585 Old National Bancorp 12,697
1,794 PayPal Holdings, Inc.
a
153,118
736 PNC Financial Services Group,
Inc. 141,938
434 Principal Financial Group, Inc. 33,596
1,081 Progressive Corporation 259,018
663 Prudential Financial, Inc. 78,585
361 Raymond James Financial, Inc. 56,074
1,697 Regions Financial Corporation 39,913
592 S&P Global, Inc. 294,834
543 State Street Corporation 53,295
730 Synchrony Financial 47,450
415 T. Rowe Price Group, Inc. 46,932
423 Travelers Companies, Inc. 101,896
2,464 Truist Financial Corporation 106,888
3,085 Visa, Inc. 974,983
188 Voya Financial, Inc. 12,940
632 Western Union Company 6,699
189 Willis Towers Watson plc 59,202
280 Zions Bancorp NA 15,190
Total 6,336,804
Health Care  7.4%
3,264 AbbVie, Inc. 580,013
531 Agilent Technologies, Inc. 71,335
132 Align Technology, Inc.
a
27,523
992 Amgen, Inc. 258,555
536 Becton, Dickinson and Company 121,602
267 Biogen, Inc.
a
40,830
346 BioMarin Pharmaceutical, Inc.
a
22,743
288 Bio-Techne Corporation 20,745
Shares Common Stock  89.7% Value
Health Care  7.4% - continued
3,744 Bristol-Myers Squibb Company $ 211,761
449 Cardinal Health, Inc. 53,103
328 Cencora, Inc. 73,695
972 Centene Corporation
a
58,884
516 Cigna Group 142,488
364 Cooper Companies, Inc.
a
33,463
1,201 Danaher Corporation 275,690
85 DaVita, Inc.
a
12,712
392 Dentsply Sirona, Inc. 7,440
735 Dexcom, Inc.
a
57,161
1,111 Edwards Lifesciences Corporation
a
82,247
428 Elevance Health, Inc. 157,889
2,304 Gilead Sciences, Inc. 212,820
358 HCA Healthcare, Inc. 107,454
234 Henry Schein, Inc.
a
16,193
434 Hologic, Inc.
a
31,287
223 Humana, Inc. 56,577
153 IDEXX Laboratories, Inc.
a
63,256
294 Illumina, Inc.
a
39,287
129 Insulet Corporation
a
33,678
338 IQVIA Holding, Inc.
a
66,420
111 Jazz Pharmaceuticals, Inc.
a
13,670
157 Labcorp Holdings, Inc. 36,003
4,678 Merck & Company, Inc. 465,367
39 Mettler-Toledo International, Inc.
a
47,724
160 Patterson Companies, Inc. 4,938
143 Pediatrix Medical Group, Inc.
a
1,876
206 Quest Diagnostics, Inc. 31,077
270 ResMed, Inc. 61,746
199 Select Medical Holdings
Corporation 3,751
183 STERIS plc 37,617
296 Teladoc Health, Inc.
a
2,691
284 Veeva Systems, Inc.
a
59,711
477 Vertex Pharmaceuticals, Inc.
a
192,088
109 Waters Corporation
a
40,437
134 West Pharmaceutical Services,
Inc. 43,893
379 Zimmer Biomet Holdings, Inc. 40,034
837 Zoetis, Inc. 136,372
Total 4,155,846
Industrials  7.8%
1,015 3M Company 131,026
227 A.O. Smith Corporation 15,484
158 ACCO Brands Corporation 829
57 Acuity Brands, Inc. 16,651
117 AGCO Corporation 10,937
198 Air Lease Corporation 9,546
161 Allegion plc 21,039
72 Applied Industrial Technologies,
Inc. 17,242
47 ArcBest Corporation 4,386
753 Automatic Data Processing, Inc. 220,426
33 Avis Budget Group, Inc.
a
2,660
217 Broadridge Financial Solutions,
Inc. 49,062
215 Builders FirstSource, Inc.
a
30,730
217 C.H. Robinson Worldwide, Inc. 22,420
1,494 Carrier Global Corporation 101,980
896 Caterpillar, Inc. 325,033
1,610 CNH Industrial NV 18,241
1,597 Copart, Inc.
a
91,652
3,581 CSX Corporation 115,559
253 Cummins, Inc. 88,196

ESG Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.7% Value
Industrials  7.8% - continued
480 Deere & Company $ 203,376
293 Delta Air Lines, Inc. 17,726
76 Deluxe Corporation 1,717
254 Dover Corporation 47,650
735 Eaton Corporation plc 243,924
86 EMCOR Group, Inc. 39,035
261 Expeditors International of
Washington, Inc. 28,911
97 Exponent, Inc. 8,643
1,060 Fastenal Company 76,225
373 Ferguson Enterprises, Inc. 64,742
240 Flowserve Corporation 13,805
652 Fortive Corporation 48,900
234 Fortune Brands Innovations, Inc. 15,989
312 Graco, Inc. 26,298
85 Granite Construction, Inc. 7,455
34 Heidrick & Struggles International,
Inc. 1,507
78 HNI Corporation 3,929
99 Hubbell, Inc. 41,470
36 ICF International, Inc. 4,292
140 IDEX Corporation 29,301
548 Illinois Tool Works, Inc. 138,951
748 Ingersoll Rand, Inc. 67,664
107 Interface, Inc. 2,605
153 JB Hunt Transport Services, Inc. 26,111
1,234 Johnson Controls International plc 97,400
59 Kelly Services, Inc. 822
297 Knight-Swift Transportation
Holdings, Inc. 15,753
59 Lennox International, Inc. 35,949
106 Lincoln Electric Holdings, Inc. 19,872
95 ManpowerGroup, Inc. 5,483
406 Masco Corporation 29,463
99 Middleby Corporation
a
13,410
418 Norfolk Southern Corporation 98,105
161 Owens Corning, Inc. 27,422
965 PACCAR, Inc. 100,379
238 Parker-Hannifin Corporation 151,375
95 Paycom Software, Inc. 19,472
307 Pentair plc 30,896
272 Quanta Services, Inc. 85,966
192 Robert Half, Inc. 13,528
210 Rockwell Automation, Inc. 60,016
81 Ryder System, Inc. 12,706
289 Sensata Technologies Holding plc 7,919
98 Snap-On, Inc. 33,269
282 Stanley Black & Decker, Inc. 22,642
143 Steelcase, Inc. 1,690
33 Tennant Company 2,690
495 Tetra Tech, Inc. 19,721
121 Timken Company 8,636
417 Trane Technologies plc 154,019
359 TransUnion 33,283
179 U-Haul Holding Company 11,465
1,126 Union Pacific Corporation 256,773
1,353 United Parcel Service, Inc. 170,613
122 United Rentals, Inc. 85,942
455 Veralto Corporation 46,342
81 W.W. Grainger, Inc. 85,378
324 Wabtec Corporation 61,427
447 Xylem, Inc. 51,861
Total 4,325,012
Shares Common Stock  89.7% Value
Information Technology  33.5%
1,154 Accenture plc $ 405,966
813 Adobe, Inc.
a
361,525
2,988 Advanced Micro Devices, Inc.
a
360,921
281 Akamai Technologies, Inc.
a
26,878
917 Analog Devices, Inc. 194,826
160 ANSYS, Inc.
a
53,973
1,523 Applied Materials, Inc. 247,685
89 ASGN, Inc.
a
7,417
296 Atlassian Corporation
a
72,040
396 Autodesk, Inc.
a
117,046
506 Cadence Design Systems, Inc.
a
152,033
7,371 Cisco Systems, Inc. 436,363
323 Cognex Corporation 11,583
919 Cognizant Technology Solutions
Corporation 70,671
1,497 Corning, Inc. 71,137
586 Dell Technologies, Inc. 67,531
109 F5, Inc.
a
27,410
45 Fair Isaac Corporation
a
89,592
187 First Solar, Inc.
a
32,957
737 Flex, Ltd.
a
28,293
1,206 Fortinet, Inc.
a
113,943
1,023 Gen Digital, Inc. 28,010
145 Guidewire Software, Inc.
a
24,444
2,394 Hewlett Packard Enterprise
Company 51,112
1,780 HP, Inc. 58,081
90 HubSpot, Inc.
a
62,709
7,898 Intel Corporation 158,355
1,701 International Business Machines
Corporation 373,931
518 Intuit, Inc. 325,563
82 Itron, Inc.
a
8,904
323 Keysight Technologies, Inc.
a
51,883
2,394 Lam Research Corporation 172,919
998 Microchip Technology, Inc. 57,235
13,043 Microsoft Corporation 5,497,625
307 Motorola Solutions, Inc. 141,905
45,308 NVIDIA Corporation 6,084,411
473 NXP Semiconductors NV 98,313
296 Okta, Inc.
a
23,325
789 ON Semiconductor Corporation
a
49,746
3,071 Oracle Corporation 511,751
222 PTC, Inc.
a
40,819
143 RingCentral, Inc.
a
5,006
198 Roper Industries, Inc. 102,930
1,766 Salesforce, Inc. 590,427
389 Seagate Technology Holdings plc 33,575
380 ServiceNow, Inc.
a
402,846
297 Skyworks Solutions, Inc. 26,338
284 Synopsys, Inc.
a
137,842
561 TE Connectivity plc 80,206
189 Teradata Corporation
a
5,887
1,686 Texas Instruments, Inc. 316,142
455 Trimble, Inc.
a
32,150
282 Twilio, Inc.
a
30,479
393 Workday, Inc.
a
101,406
216 Xerox Holdings Corporation 1,821
95 Zebra Technologies Corporation
a
36,691
Total 18,674,577
Materials  2.3%
410 Air Products and Chemicals, Inc. 118,916
216 Albemarle Corporation
b
18,593
149 Avery Dennison Corporation 27,882

ESG Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.7% Value
Materials  2.3% - continued
415 Axalta Coating Systems, Ltd.
a
$ 14,201
561 Ball Corporation 30,928
63 Compass Minerals International,
Inc. 709
1,261 CRH plc 116,668
474 Ecolab, Inc. 111,068
98 H.B. Fuller Company 6,613
470 International Flavors & Fragrances,
Inc. 39,738
612 International Paper Company 32,938
882 Linde plc 369,267
480 LyondellBasell Industries NV 35,650
113 Martin Marietta Materials, Inc. 58,364
63 Minerals Technologies, Inc. 4,801
594 Mosaic Company 14,601
2,112 Newmont Corporation 78,609
435 PPG Industries, Inc. 51,961
43 Radius Recycling, Inc. 654
267 Sealed Air Corporation 9,033
443 Sherwin-Williams Company 150,589
184 Sonoco Products Company 8,988
Total 1,300,771
Real Estate  2.5%
863 American Tower Corporation 158,283
211 Anywhere Real Estate, Inc.
a
696
262 AvalonBay Communities, Inc. 57,632
273 BXP, Inc. 20,300
563 CBRE Group, Inc.
a
73,916
206 COPT Defense Properties 6,376
800 Crown Castle, Inc. 72,608
605 Digital Realty Trust, Inc. 107,285
175 Equinix, Inc. 165,006
630 Equity Residential 45,209
134 Federal Realty Investment Trust 15,001
1,308 Healthpeak Properties, Inc. 26,513
1,306 Host Hotels & Resorts, Inc. 22,881
541 Iron Mountain, Inc. 56,865
88 Jones Lang LaSalle, Inc.
a
22,276
383 Macerich Company 7,629
1,711 Prologis, Inc. 180,853
199 SBA Communications Corporation 40,556
604 Simon Property Group, Inc. 104,015
577 UDR, Inc. 25,048
766 Ventas, Inc. 45,110
1,142 Welltower, Inc. 143,926
Total 1,397,984
Utilities  0.8%
359 American Water Works Company,
Inc. 44,692
287 Atmos Energy Corporation 39,971
134 Avista Corporation 4,909
552 CMS Energy Corporation 36,791
639 Consolidated Edison, Inc. 57,018
480 Essential Utilities, Inc. 17,434
651 Eversource Energy 37,387
1,849 Exelon Corporation 69,596
176 New Jersey Resources
Corporation 8,210
829 NiSource, Inc. 30,474
99 Ormat Technologies, Inc. 6,704
1,170 Sempra 102,632
Shares Common Stock  89.7% Value
Utilities  0.8% - continued
388 UGI Corporation $ 10,953
Total 466,771
Total Common Stock
(cost $34,706,918) 50,029,288
Shares
Registered Investment
Companies   9.3% Value
U.S. Unaffiliated   9.3%
47,150 iShares MSCI KLD 400 Social ETF 5,198,287
Total 5,198,287
Total Registered Investment
Companies (cost $4,115,148) 5,198,287
Shares
Collateral Held for Securities
Loaned 0.1% Value
28,600 Thrivent Cash Management Trust 28,600
Total Collateral Held for
Securities Loaned
(cost $28,600) 28,600
Shares or
Principal
Amount Short-Term Investments 0.9% Value
Federal Home Loan Bank Discount
Notes
100,000 4.420%, 2/12/2025
c,d
99,496
Thrivent Core Short-Term Reserve
Fund
40,138 4.730% 401,381
Total Short-Term Investments
(cost $500,865) 500,877
Total Investments (cost
$39,351,531) 100.0% $55,757,052
Other Assets and Liabilities, Net
<0.1% 14,440
Total Net Assets 100.0% $55,771,492
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent ESG Index Portfolio as of
December 31, 2024:
Securities Lending Transactions
Common Stock $ 27,946
Total lending $27,946
Gross amount payable upon return of
collateral for securities loaned $28,600
Net amounts due to counterparty $654

ESG Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 18,592,962
Gross unrealized depreciation (2,457,231)
Net unrealized appreciation (depreciation) $ 16,135,731
Cost for federal income tax purposes $ 39,603,890
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 4,682,992 4,682,992 – –
Consumer Discretionary 5,233,564 5,233,564 – –
Consumer Staples 2,776,677 2,776,677 – –
Energy 678,290 678,290 – –
Financials 6,336,804 6,336,804 – –
Health Care 4,155,846 4,155,846 – –
Industrials 4,325,012 4,325,012 – –
Information Technology 18,674,577 18,674,577 – –
Materials 1,300,771 1,300,771 – –
Real Estate 1,397,984 1,397,984 – –
Utilities 466,771 466,771 – –
Registered Investment Companies
U.S. Unaffiliated 5,198,287 5,198,287 – –
Short-Term Investments 99,496 – 99,496 –
Subtotal Investments in Securities $55,327,071 $55,227,575 $99,496 $–
Other Investments  * Total
Affiliated Short-Term Investments 401,381
Collateral Held for Securities Loaned 28,600
Subtotal Other Investments $429,981
Total Investments at Value $ 55,757,052
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2024, in valuing ESG Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 17,431 17,431 – –
Total Liability Derivatives $17,431 $17,431 $– $–

ESG Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents ESG Index Portfolio's futures contracts held as of December 31, 2024. Investments and/or cash totaling $99,496 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 18 March 2025 $ 551,648 ( $ 17,431)
Total Futures Long Contracts $ 551,648 ( $ 17,431)
Total Futures Contracts $ 551,648 ($17,431)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 17,431
Total Equity Contracts 17,431
Total Liability Derivatives $17,431
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 109,687
Total Equity Contracts
109,687
Total $109,687
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (33,405)
Total Equity Contracts (33,405)
Total ($33,405)
The following table presents ESG Index Portfolio's average volume of derivative activity during the period ended December 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $491,611

ESG Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $272 $9,442 $9,313 $401 40 0.7%
Total Affiliated Short-Term Investments 272 401 0.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 17 363 351 29 29 0.1
Total Collateral Held for Securities Loaned 17 29 0.1
Total Value $289 $430
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $– $– $ – $20
Total Income/Non Cash Income from Affiliated
Investments $20
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Global Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 78.5% Value
Communications Services  5.3%
142,742 Alphabet, Inc., Class C $ 27,183,786
6,529 AMC Networks, Inc.
a
64,637
423,845 Auto Trader Group plc
b
4,193,865
3,870 Bandwidth, Inc.
a
65,867
813 CAR Group, Ltd. 18,092
51,627 Cargurus, Inc.
a
1,886,451
189 Charter Communications, Inc.
a
64,784
2,140 Cogeco Communications, Inc.
c
100,267
98,266 Comcast Corporation 3,687,923
51,069 Deutsche Telekom AG 1,530,187
25,229 E.W. Scripps Company
a
55,756
1,853 Electronic Arts, Inc. 271,094
2,094 Entravision Communications
Corporation 4,921
7,600 Fuji Media Holdings, Inc. 82,995
10,378 Globalstar, Inc.
a
21,482
64,000 HKT Trust and HKT, Ltd. 79,042
11,395 iHeartMedia, Inc.
a
22,562
27,697 Imax Corporation
a
709,043
2,260 Integral Ad Science Holding
Corporation
a
23,594
7,698 Ipsos SA 365,401
7,942 Iridium Communications, Inc. 230,477
36,000 KDDI Corporation 1,146,622
3,093 Liberty Global, Ltd., Class A
a
39,467
6,122 Liberty Latin America, Ltd., Class
A
a
38,936
1,103 Liberty Media Corporation-Liberty
Live Group
a
75,070
13,122 Lumen Technologies, Inc.
a
69,678
7,383 Magnite, Inc.
a
117,537
39,608 Meta Platforms, Inc. 23,190,880
147,340 MFE-MediaForEurope NV 451,717
44,820 MONY Group plc 107,787
6,134 New York Times Company 319,275
28,500 Nintendo Company, Ltd. 1,659,891
2,679,500 Nippon Telegraph and Telephone
Corporation 2,676,456
1,148 Omnicom Group, Inc. 98,774
27,806 Pinterest, Inc.
a
806,374
18,367 QuinStreet, Inc.
a
423,727
12,173 Rightmove plc 97,427
4,032 Scout24 SE
b
355,780
1,670 Sinclair, Inc. 26,954
6,285 Sirius XM Holdings, Inc. 143,298
15,100 SoftBank Group Corporation 862,901
590 Spotify Technology SA
a
263,954
4,900 TBS Holdings, Inc. 124,534
1,808 TechTarget, Inc.
a
35,835
4,168 Telephone and Data Systems, Inc. 142,170
339,085 Telstra Corporation, Ltd. 840,355
2,914 TKO Group Holdings, Inc.
a
414,109
11,562 Trade Desk, Inc.
a
1,358,882
43,700 TV Asahi Holdings Corporation 631,432
152,084 Verizon Communications, Inc. 6,081,839
194,116 Warner Brothers Discovery, Inc.
a
2,051,806
Total 85,315,693
Consumer Discretionary  9.9%
17,976 Adidas AG 4,421,460
110 Adient plc
a
1,895
114,563 Amazon.com, Inc.
a
25,133,977
15,003 American Axle & Manufacturing
Holdings, Inc.
a
87,467
7,416 American Eagle Outfitters, Inc. 123,625
Shares Common Stock  78.5% Value
Consumer Discretionary  9.9% - continued
33,531 Aptiv plc
a
$ 2,027,955
30,082 Aristocrat Leisure, Ltd. 1,270,379
2,754 Autoliv, Inc. 258,298
9,770 Bath & Body Works, Inc. 378,783
38,320 Best Buy Company, Inc. 3,287,856
643 Booking Holdings, Inc. 3,194,694
4,580 Boot Barn Holdings, Inc.
a
695,336
7,136 BorgWarner, Inc. 226,853
7,499 Breville Group, Ltd. 163,795
10,500 Bridgestone Corporation 352,938
1,402 Bright Horizons Family Solutions,
Inc.
a
155,412
280 CarMax, Inc.
a
22,893
687 Carvana Company
a
139,708
154 Cavco Industries, Inc.
a
68,719
13,146 Champion Homes, Inc.
a
1,158,163
9,878 Cheesecake Factory, Inc. 468,612
10,517 Chewy, Inc.
a
352,214
81,927 Chipotle Mexican Grill, Inc.
a
4,940,198
22,991 Columbia Sportswear Company 1,929,635
50,676 Compagnie Generale des
Etablissements Michelin SCA 1,667,519
178,417 Compass Group plc 5,936,515
15,837 D.R. Horton, Inc. 2,214,329
11,189 Dana, Inc. 129,345
469 Darden Restaurants, Inc. 87,558
5,180 Deckers Outdoor Corporation
a
1,052,006
8,626 Dollarama, Inc. 841,807
23,089 DoorDash, Inc.
a
3,873,180
737 Dorman Products, Inc.
a
95,478
59,446 eBay, Inc. 3,682,680
1,448 Etsy, Inc.
a
76,585
20,256 Expedia Group, Inc.
a
3,774,300
1,900 Fast Retailing Company, Ltd. 640,949
15,795 Ferrari NV 6,739,716
3,655 Fox Factory Holding Corporation
a
110,637
398 Frontdoor, Inc.
a
21,759
773 Games Workshop Group plc 128,530
1,302 GameStop Corporation
a
40,805
11,842 Gap, Inc. 279,826
20,942 Gentex Corporation 601,664
9,171 Gildan Activewear, Inc. 431,496
2,598 Gildan Activewear, Inc. 122,268
4,171 Goodyear Tire & Rubber
Company
a
37,539
3,595 Grand Canyon Education, Inc.
a
588,861
1,369 Group 1 Automotive, Inc. 577,006
16,366 Hanesbrands, Inc.
a
133,219
2,344 Hasbro, Inc. 131,053
16,000 Heiwa Corporation 246,554
692 Hermes International SCA 1,660,367
2,871 Hilton Worldwide Holdings, Inc. 709,596
18,398 Home Depot, Inc. 7,156,638
146,600 Honda Motor Company, Ltd. 1,395,751
18,799 Industria de Diseno Textil SA 962,960
2,171 Installed Building Products, Inc. 380,468
16,076 InterContinental Hotels Group plc 2,000,225
12,406 JB Hi-Fi, Ltd. 709,759
7,820 Latham Group, Inc.
a
54,427
12,478 Laureate Education, Inc.
a
228,223
6,477 Lear Corporation 613,372
2,106 Leggett & Platt, Inc. 20,218
9,753 LKQ Corporation 358,423
143,087 Lottery Corporation, Ltd. 436,424
16,591 Lowe's Companies, Inc. 4,094,659

Global Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Consumer Discretionary  9.9% - continued
2,668 Lululemon Athletica, Inc.
a
$ 1,020,270
2,676 LVMH Moet Hennessy Louis
Vuitton SE 1,760,256
275 M/I Homes, Inc.
a
36,561
3,599 Mattel, Inc.
a
63,810
4,152 Modine Manufacturing Company
a
481,341
2,422 Mohawk Industries, Inc.
a
288,533
25,664 Next plc 3,044,305
40,825 NIKE, Inc. 3,089,228
86 NVR, Inc.
a
703,385
302 OneSpaWorld Holdings, Ltd. 6,010
9,841 Pandora AS 1,800,465
6,878 Patrick Industries, Inc. 571,424
103,417 Pirelli & C. SPA
b
586,607
500 Planet Fitness, Inc.
a
49,435
2,558 Pool Corporation 872,124
59,000 Qurate Retail, Inc. 19,470
385 Ralph Lauren Corporation 88,927
2,344 Revolve Group, Inc.
a
78,501
11,435 Ross Stores, Inc. 1,729,772
17,300 Sankyo Company, Ltd. 232,918
79,600 Sekisui House, Ltd. 1,897,993
4,139 Service Corporation International/
US 330,375
14,254 SharkNinja, Inc.
a
1,387,769
14,073 Six Flags Entertainment
Corporation 678,178
181,900 Sony Group Corporation 3,833,644
125,593 Sony Group Corporation ADR 2,657,548
2,138 Stitch Fix, Inc.
a
9,215
15,169 Stoneridge, Inc.
a
95,110
866 Strategic Education, Inc. 80,902
12,644 Tapestry, Inc. 826,033
24,308 Tesla, Inc.
a
9,816,543
3,050 Texas Roadhouse, Inc. 550,311
265 TopBuild Corporation
a
82,505
258,400 Toyota Motor Corporation 5,045,323
2,915 Travel + Leisure Company 147,062
449 Ulta Beauty, Inc.
a
195,284
2,255 Upbound Group, Inc. 65,778
503 Vail Resorts, Inc. 94,287
1,924 Valvoline, Inc.
a
69,610
10,788 VF Corporation
c
231,510
1,010 Visteon Corporation
a
89,607
7,828 Wesfarmers, Ltd. 345,822
1,243 Wingstop, Inc. 353,261
47,388 Wyndham Hotels & Resorts, Inc. 4,776,237
45,200 Yamada Holdings Company, Ltd. 129,674
98,500 Yue Yuen Industrial Holdings, Ltd. 219,419
76,688 Yum China Holding, Inc. 3,694,061
Total 160,131,962
Consumer Staples  3.5%
6,526 AAK AB 185,872
3,100 Ain Holdings, Inc. 85,330
21,883 Alimentation Couche-Tard, Inc. 1,213,616
10,300 Arcs Company, Ltd. 169,448
3,434 BellRing Brands, Inc.
a
258,718
2,653 Casey's General Stores, Inc. 1,051,198
3,512 Celsius Holdings, Inc.
a
92,506
38,720 Coles Group, Ltd. 451,999
325,630 Coty, Inc.
a
2,266,385
26,992 Danone SA 1,824,114
9,545 e.l.f. Beauty, Inc.
a
1,198,375
606 George Weston, Ltd. 94,240
Shares Common Stock  78.5% Value
Consumer Staples  3.5% - continued
88,204 Imperial Brands plc $ 2,820,649
14,386 J & J Snack Foods Corporation 2,231,700
24,753 J.M. Smucker Company 2,725,800
59,200 Japan Tobacco, Inc.
c
1,518,648
174,606 Kenvue, Inc. 3,727,838
960 Kimberly-Clark Corporation 125,798
168,035 Koninklijke Ahold Delhaize NV 5,481,124
40,695 Lamb Weston Holdings, Inc. 2,719,647
1,119 Lancaster Colony Corporation 193,744
12,621 Loblaw Companies, Ltd. 1,660,937
700 Maplebear, Inc.
a
28,994
5,147 McCormick & Company, Inc. 392,407
17,379 Metro, Inc./CN 1,089,928
19,733 Nestle SA 1,618,959
51,453 Philip Morris International, Inc. 6,192,369
79,922 Sysco Corporation 6,110,836
924,650 Tesco plc 4,252,770
963 Tyson Foods, Inc. 55,315
10,160 Unilever plc 577,295
2,128 US Foods Holding Corporation
a
143,555
9,890 Vita Coco Company, Inc.
a
365,040
44,829 Walmart, Inc. 4,050,300
276 WD-40 Company 66,980
115,500 WH Group, Ltd.
b
89,008
Total 57,131,442
Energy  3.7%
4,524 Antero Midstream Corporation 68,267
7,956 Antero Resources Corporation
a
278,858
31,779 Archrock, Inc. 790,979
19,432 Baker Hughes Company 797,101
12,753 Berry Corporation 52,670
3,679 Cactus, Inc. 214,706
84,902 Canadian Natural Resources, Ltd. 2,621,274
61,260 ConocoPhillips 6,075,154
25,056 Coterra Energy, Inc. 639,930
4,981 Crescent Energy Company 72,772
107,881 Devon Energy Corporation 3,530,945
1,062 DT Midstream, Inc. 105,595
51,507 Enbridge, Inc. 2,186,123
308,000 Eneos Holdings, Inc. 1,615,816
166,232 Enterprise Products Partners, LP 5,213,036
1,545 EQT Corporation 71,240
6,928 Expand Energy Corporation 689,682
76,613 Exxon Mobil Corporation 8,241,260
1,530 Gulfport Energy Corporation
a
281,826
73,368 Halliburton Company 1,994,876
10,993 Hess Midstream, LP 407,071
9,412 Imperial Oil, Ltd. 580,061
9,131 Keyera Corporation 279,244
19,468 Kinder Morgan, Inc. 533,423
2,206 Kodiak Gas Services, Inc. 90,071
10,590 Koninklijke Vopak NV 466,121
27,814 Kosmos Energy, Ltd.
a
95,124
16,217 Marathon Petroleum Corporation 2,262,271
16,066 Matador Resources Company 903,873
18,927 Noble Corporation plc 594,308
5,235 Oceaneering International, Inc.
a
136,529
10,163 Ovintiv, Inc. 411,602
2,964 Par Pacific Holdings, Inc.
a
48,580
1,709 Phillips 66 194,706
5,627 SBM Offshore NV 99,092
341,538 Shell plc 10,646,027
27,689 Shell plc ADR 1,734,716
3,873 SM Energy Company 150,117

Global Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Energy  3.7% - continued
3,000 Solaris Energy Infrastructure, Inc. $ 86,340
59,480 Suncor Energy, Inc. 2,123,148
3,019 Talos Energy, Inc.
a
29,314
178 Targa Resources Corporation 31,773
53,215 TechnipFMC plc 1,540,042
2,959 Vital Energy, Inc.
a
91,492
1,021 Williams Companies, Inc. 55,257
Total 59,132,412
Financials  14.0%
2,014 1st Source Corporation 117,577
27,115 AB Industrivarden, Class A 857,082
697 Affirm Holdings, Inc.
a
42,447
49,237 AGNC Investment Corporation 453,473
106,288 AIB Group plc 587,763
26,921 Allianz SE 8,274,529
18,887 Allstate Corporation 3,641,225
3,382 Amalgamated Financial
Corporation 113,196
10,174 American Express Company 3,019,541
38,367 American International Group, Inc. 2,793,118
5,391 Ameriprise Financial, Inc. 2,870,330
2,205 Ameris Bancorp 137,967
687 AMERISAFE, Inc. 35,408
6,970 Annaly Capital Management, Inc. 127,551
2,366 Arthur J. Gallagher & Company 671,589
3,504 Artisan Partners Asset
Management, Inc. 150,847
7,080 Associated Banc-Corp 169,212
1,033 Assurant, Inc. 220,256
1,290 Assured Guaranty, Ltd. 116,113
716 Atlantic Union Bankshares
Corporation 27,122
69,852 Australia and New Zealand
Banking Group, Ltd. 1,230,778
494 Axis Capital Holdings, Ltd. 43,778
1,409 Axos Financial, Inc.
a
98,419
1,639 Banca Generali SPA 76,314
536,054 Banca Monte dei Paschi di Siena
SPA 3,799,764
45 BancFirst Corporation 5,273
345,202 Banco Bilbao Vizcaya Argentaria
SA 3,377,610
402,561 Banco Santander SA 1,862,350
6,868 Bank Hapoalim BM 82,912
54,712 Bank Leumi Le-Israel BM 650,927
185,187 Bank of America Corporation 8,138,969
129 Bank of Hawaii Corporation 9,190
14,327 Bank of Montreal 1,390,889
45,108 Bank of New York Mellon
Corporation 3,465,648
25,593 Bank of Nova Scotia 1,374,325
3,386 Bank OZK 150,779
1,379 BankFinancial Corporation 17,506
3,385 BankUnited, Inc. 129,205
1,754 Bar Harbor Bankshares 53,637
3,024 BCB Bancorp, Inc. 35,804
4,310 Berkshire Hills Bancorp, Inc. 122,533
2,385 Block, Inc.
a
202,701
18,813 Blue Owl Capital, Inc. 437,590
56,280 BNP Paribas SA 3,455,416
179 BOK Financial Corporation 19,055
2,130 Brighthouse Financial, Inc.
a
102,325
1,392 BrightSpire Capital, Inc. 7,851
8,701 Brookfield Corporation 500,105
Shares Common Stock  78.5% Value
Financials  14.0% - continued
715 Brookline Bancorp, Inc. $ 8,437
7,760 Brown & Brown, Inc. 791,675
2,485 Business First Bancshares, Inc. 63,864
943 Byline Bancorp, Inc. 27,347
2,591 Cadence Bank 89,260
180 Camden National Corporation
c
7,693
18,973 Canadian Imperial Bank of
Commerce 1,200,191
161 Capital City Bank Group, Inc. 5,901
24,762 Capital One Financial Corporation 4,415,560
10,624 Capitol Federal Financial, Inc. 62,788
22,624 Carlyle Group, Inc. 1,142,286
428 Cathay General Bancorp 20,377
1,523 Cboe Global Markets, Inc. 297,594
71,739 Charles Schwab Corporation 5,309,403
4,341 Chimera Investment Corporation 60,774
221 ChoiceOne Financial Services, Inc. 7,876
14,659 Chubb, Ltd. 4,050,282
3,725 Cincinnati Financial Corporation 535,282
1,464 Citizens Financial Group, Inc. 64,065
2,370 CNB Financial Corporation 58,918
3,656 CNO Financial Group, Inc. 136,040
173 Coinbase Global, Inc.
a
42,956
5,956 Columbia Banking System, Inc. 160,872
2,144 Comerica, Inc. 132,606
1,943 Commerce Bancshares, Inc. 121,068
34,196 Commonwealth Bank of Australia 3,235,666
320 Community Financial System, Inc. 19,738
2,105 Community Trust Bancorp, Inc. 111,628
1,109 ConnectOne Bancorp, Inc. 25,407
307,014 Credit Agricole SA 4,224,372
886 Cullen/Frost Bankers, Inc. 118,945
1,604 Customers Bancorp, Inc.
a
78,083
760 CVB Financial Corporation 16,272
189,100 Daiwa Securities Group, Inc. 1,247,821
125,070 DBS Group Holdings, Ltd. 4,007,926
26,226 Deutsche Boerse AG 6,041,329
24,344 Discover Financial Services 4,217,111
117,214 DNB Bank ASA 2,340,111
1,897 Eagle Bancorp, Inc. 49,379
2,703 East West Bancorp, Inc. 258,839
1,033 Eastern Bankshares, Inc. 17,819
609 Employers Holdings, Inc. 31,199
1,266 Enova International, Inc.
a
121,384
1,648 Enterprise Financial Services
Corporation 92,947
13,508 Equitable Holdings, Inc. 637,172
1,557 Equity Bancshares, Inc. 66,048
1,055 Euronext NV
b
118,357
240 EXOR NV 22,002
11,039 F.N.B. Corporation 163,156
486 FactSet Research Systems, Inc. 233,416
12,385 Federated Hermes, Inc. 509,147
3,699 Fidelity National Information
Services, Inc. 298,768
2,700 Fifth Third Bancorp 114,156
1,878 Financial Institutions, Inc. 51,251
490 First American Financial
Corporation 30,596
8,752 First Bancorp/Puerto Rico 162,700
3,380 First Bancshares, Inc. 118,300
5,245 First Busey Corporation 123,625
1,499 First Citizens BancShares, Inc./NC 3,167,417
3,821 First Financial Bancorp 102,708
1,318 First Financial Bankshares, Inc. 47,514

Global Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Financials  14.0% - continued
1,334 First Financial Corporation $ 61,617
735 First Hawaiian, Inc. 19,073
9,095 First Horizon Corporation 183,173
1,385 First Internet Bancorp 49,846
365 First Interstate BancSystem, Inc. 11,852
2,385 First Merchants Corporation 95,138
2,606 First Mid-Illinois Bancshares, Inc. 95,953
3,881 First of Long Island Corporation 45,330
3,795 Fiserv, Inc.
a
779,569
734 Flagstar Financial, Inc. 6,848
3,668 Flushing Financial Corporation 52,379
940 Flywire Corporation
a
19,383
8,838 Fulton Financial Corporation 170,397
11,001 Glacier Bancorp, Inc. 552,470
742 Global Payments, Inc. 83,149
159 Great Southern Bancorp, Inc. 9,492
34,009 Great-West Lifeco, Inc. 1,127,837
1,081 Green Dot Corporation
a
11,502
5,857 Groupe Bruxelles Lambert SA 400,478
4,238 Hamilton Lane, Inc. 627,436
2,697 Hancock Whitney Corporation 147,580
1,174 Hanmi Financial Corporation 27,730
716 Hanover Insurance Group, Inc. 110,737
2,464 Hartford Financial Services Group,
Inc. 269,562
262 HBT Financial, Inc. 5,738
1,556 Heartland Financial USA, Inc. 95,391
1,486 Heritage Commerce Corporation 13,939
504 Heritage Financial Corporation 12,348
2,149 Home BancShares, Inc. 60,817
1,378 Hometrust Bancshares, Inc. 46,411
6,417 Hope Bancorp, Inc. 78,865
312 Horace Mann Educators
Corporation 12,240
5,093 Horizon Bancorp, Inc. 82,048
8,122 Houlihan Lokey, Inc. 1,410,467
48,632 HSBC Holdings plc 477,715
4,277 HUB24, Ltd. 183,530
5,342 Huntington Bancshares, Inc./OH 86,914
14,349 iA Financial Corporation, Inc. 1,330,835
11,272 IG Group Holdings plc 139,773
8,404 IGM Financial, Inc. 268,411
96 Independent Bank Corporation/MA 6,162
1,385 Independent Bank Corporation/MI 48,240
199,053 Insurance Australia Group, Ltd. 1,041,092
18,750 Intercontinental Exchange, Inc. 2,793,937
8,364 Invesco, Ltd. 146,203
363 Investar Holding Corporation 7,971
176,370 Investor AB, Class B 4,671,500
40,894 J.P. Morgan Chase & Company 9,802,701
14,005 Jack Henry & Associates, Inc. 2,455,076
13,590 Janus Henderson Group plc 577,983
205,300 Japan Post Holdings Company,
Ltd. 1,933,463
9,800 Japan Post Insurance Company,
Ltd. 180,007
1,013 Jefferies Financial Group, Inc. 79,419
7,986 Kearny Financial Corporation/MD 56,541
225,292 KeyCorp 3,861,505
3,333 Kinsale Capital Group, Inc. 1,550,278
5,280 Laurentian Bank of Canada 106,375
1,050 LendingTree, Inc.
a
40,687
4,843 M&T Bank Corporation 910,532
2,256 Macquarie Group, Ltd. 308,537
159,510 Man Group plc 425,655
Shares Common Stock  78.5% Value
Financials  14.0% - continued
80,732 Manulife Financial Corporation $ 2,480,173
1,164 MarketAxess Holdings, Inc. 263,111
6,700 Marsh & McLennan Companies,
Inc. 1,423,147
2,402 Mercantile Bank Corporation 106,865
43,381 MetLife, Inc. 3,552,036
752 Metropolitan Bank Holding
Corporation
a
43,917
6,265 MFA Financial, Inc. 63,840
47,830 MGIC Investment Corporation 1,134,049
1,412 Mid Penn Bancorp, Inc. 40,722
3,725 Midland States Bancorp, Inc. 90,890
1,593 MidWestOne Financial Group, Inc. 46,388
201,100 Mitsubishi HC Capital, Inc. 1,325,296
188,900 Mitsubishi UFJ Financial Group,
Inc. 2,205,352
99,100 Mizuho Financial Group, Inc. 2,419,283
664 Morningstar, Inc. 223,609
4,563 Mr. Cooper Group, Inc.
a
438,094
2,800 MS and AD Insurance Group
Holdings, Inc. 60,473
1,847 MSCI, Inc. 1,108,218
9,959 Nasdaq, Inc. 769,930
55,058 National Australia Bank, Ltd. 1,261,506
6,504 National Bank of Canada 592,914
52 Nelnet, Inc. 5,554
5,084 Netwealth Group, Ltd. 90,196
365 Nicolet Bankshares, Inc. 38,292
16,935 NMI Holdings, Inc.
a
622,531
243,300 Nomura Holdings, Inc. 1,411,587
47,959 Nordea Bank Abp 523,269
208 Northeast Community Bancorp,
Inc. 5,088
10,220 Northern Trust Corporation 1,047,550
3,994 Northfield Bancorp, Inc. 46,410
131 Northrim BanCorp, Inc. 10,210
6,493 Northwest Bancshares, Inc. 85,643
6,755 OceanFirst Financial Corporation 122,265
3,329 OFG Bancorp 140,883
4,315 Old National Bancorp 93,657
3,062 Old Republic International
Corporation 110,814
6,447 Old Second Bancorp, Inc. 114,628
4,782 OneMain Holdings, Inc. 249,286
1,809 Orrstown Financial Services, Inc. 66,227
197 Pacific Premier Bancorp, Inc. 4,909
628 Palomar Holdings, Inc.
a
66,311
7,213 Paragon Banking Group plc 67,137
58 Park National Corporation 9,943
40,453 PayPal Holdings, Inc.
a
3,452,664
1,149 PCB Bancorp 23,256
2,644 Peoples Bancorp, Inc./OH 83,788
1,191 Pinnacle Financial Partners, Inc. 136,238
13,457 Plus500, Ltd. 456,209
2,954 Popular, Inc. 277,853
51,087 Power Corporation of Canada 1,593,614
1,207 Principal Financial Group, Inc. 93,434
1,329 Prosperity Bancshares, Inc. 100,140
4,153 Provident Financial Services, Inc. 78,367
1,636 Prudential Financial, Inc. 193,915
35,689 QBE Insurance Group, Ltd. 423,838
6,336 Radian Group, Inc. 200,978
3,331 Regions Financial Corporation 78,345
339 Reinsurance Group of America,
Inc. 72,421

Global Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Financials  14.0% - continued
2,663 Renasant Corporation $ 95,202
6,286 Rithm Capital Corporation 68,077
2,255 RLI Corporation 371,692
9,443 Robinhood Markets, Inc.
a
351,846
30,452 Royal Bank of Canada 3,671,739
8,475 SEI Investments Company 699,018
4,838 Selective Insurance Group, Inc. 452,450
566 ServisFirst Bancshares, Inc. 47,963
2,559 Shore Bancshares, Inc. 40,560
227 Sierra Bancorp 6,565
459 Simmons First National
Corporation 10,181
128,800 Singapore Exchange, Ltd. 1,200,624
966 Skyward Specialty Insurance
Group, Inc.
a
48,822
484 Southern Missouri Bancorp, Inc. 27,767
1,104 Southside Bancshares, Inc. 35,063
1,109 SouthState Corporation 110,323
619 Stellar Bancorp, Inc. 17,549
4,018 StepStone Group, Inc. 232,562
476 Stifel Financial Corporation 50,494
120,900 Sumitomo Mitsui Financial Group,
Inc. 2,901,630
11,888 Sun Life Financial, Inc. 705,862
174,528 Svenska Handelsbanken AB 1,802,010
4,586 Svolder AB 21,404
4,050 Synovus Financial Corporation 207,482
7,807 Texas Capital Bancshares, Inc.
a
610,507
7,022 TMX Group, Ltd. 216,310
31,200 Tokio Marine Holdings, Inc. 1,119,710
40,802 Toronto-Dominion Bank 2,172,303
155 Towne Bank/Portsmouth, VA 5,279
5,695 TPG RE Finance Trust, Inc. 48,408
17,212 TPG, Inc. 1,081,602
12,808 Tradeweb Markets, Inc. 1,676,823
10,707 Triumph Financial, Inc.
a
973,052
1,877 TrustCo Bank Corporation NY 62,523
3,650 Trustmark Corporation 129,101
21,100 U.S. Bancorp 1,009,213
43,648 UBS Group AG 1,336,360
516 UMB Financial Corporation 58,236
1,629 United Bankshares, Inc. 61,169
966 United Community Banks, Inc. 31,211
544 Unity Bancorp, Inc. 23,724
2,257 Univest Financial Corporation 66,604
4,360 Unum Group 318,411
3,713 Valley National Bancorp 33,640
2,571 Virtu Financial, Inc. 91,733
28,091 Visa, Inc. 8,877,880
4,167 Voya Financial, Inc. 286,815
326 WaFd, Inc. 10,510
528 Walker & Dunlop, Inc. 51,327
4,630 Webster Financial Corporation 255,669
140,756 Wells Fargo & Company 9,886,701
953 Wendel SA 91,787
2,447 Westamerica Bancorporation 128,370
7,387 Western Alliance Bancorp 617,110
16,244 Western Union Company 172,186
85,867 Westpac Banking Corporation 1,713,990
252 Willis Towers Watson plc 78,936
6,871 Wintrust Financial Corporation 856,882
313 WSFS Financial Corporation 16,630
5,644 Zions Bancorp NA 306,187
Shares Common Stock  78.5% Value
Financials  14.0% - continued
760 Zurich Insurance Group AG $ 452,022
Total 226,524,329
Health Care  8.2%
1,908 ACELYRIN, Inc.
a
5,991
580 ADMA Biologics, Inc.
a
9,947
2,563 Agilent Technologies, Inc. 344,313
1,259 Agios Pharmaceuticals, Inc.
a
41,371
14,172 Amgen, Inc. 3,693,790
1,308 Amicus Therapeutics, Inc.
a
12,321
1,170 Anika Therapeutics, Inc.
a
19,258
4,447 Arcellx, Inc.
a
341,040
1,565 Argenx SE ADR
a
962,475
311 Arvinas, Inc.
a
5,962
2,298 Ascendis Pharma AS ADR
a
316,366
54,051 AstraZeneca plc 7,047,116
735 Astria Therapeutics, Inc.
a
6,571
136,077 Avantor, Inc.
a
2,867,142
10,990 Baxter International, Inc. 320,468
579 Biogen, Inc.
a
88,541
5,033 Bio-Techne Corporation 362,527
493 Bruker Corporation 28,900
6,857 Cabaletta Bio, Inc.
a
15,565
4,159 CareDx, Inc.
a
89,044
13,424 Caribou Biosciences, Inc.
a
21,344
3,885 Cencora, Inc. 872,882
3,249 Centene Corporation
a
196,824
8,062 Certara, Inc.
a
85,860
366 Charles River Laboratories
International, Inc.
a
67,564
10,048 Cigna Group 2,774,655
1,779 Cochlear, Ltd. 318,581
5,324 Cooper Companies, Inc.
a
489,435
611 CRISPR Therapeutics AG
a,c
24,049
2,774 CryoPort, Inc.
a
21,582
12,161 CSL, Ltd. 2,121,496
11,000 Daiichi Sankyo Company, Ltd. 300,996
15,300 Danaher Corporation 3,512,115
2,687 Definitive Healthcare Corporation
a
11,044
6,674 Denali Therapeutics, Inc.
a
136,016
11,553 Dentsply Sirona, Inc. 219,276
13,833 Dexcom, Inc.
a
1,075,792
1,057 Doximity, Inc.
a
56,433
4,384 Editas Medicine, Inc.
a
5,568
16,908 Elanco Animal Health, Inc.
a
204,756
11,485 Elevance Health, Inc. 4,236,817
9,775 Eli Lilly & Company 7,546,300
3,172 Enanta Pharmaceuticals, Inc.
a
18,239
13,897 Encompass Health Corporation 1,283,388
5,200 Erasca, Inc.
a
13,052
7,720 Exact Sciences Corporation
a
433,787
417 Exelixis, Inc.
a
13,886
6,417 Fate Therapeutics, Inc.
a
10,588
4,025 Fortrea Holdings, Inc.
a
75,066
44,307 Gilead Sciences, Inc. 4,092,638
24,612 Globus Medical, Inc.
a
2,035,659
6,399 GoodRx Holdings, Inc.
a
29,755
7,040 Haemonetics Corporation
a
549,683
11,484 HealthEquity, Inc.
a
1,101,890
7,252 Henry Schein, Inc.
a
501,838
17,800 Hoya Corporation 2,209,092
1,255 Humana, Inc. 318,406
2,969 IDEXX Laboratories, Inc.
a
1,227,503
261 Illumina, Inc.
a
34,877
1,662 Incyte Corporation
a
114,794

Global Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Health Care  8.2% - continued
3,265 Inspire Medical Systems, Inc.
a
$ 605,266
422 Insulet Corporation
a
110,172
3,039 Integra LifeSciences Holdings
Corporation
a
68,925
4,631 Intellia Therapeutics, Inc.
a
53,997
8,709 Intuitive Surgical, Inc.
a
4,545,750
1,344 IQVIA Holding, Inc.
a
264,109
425 iTeos Therapeutics, Inc.
a
3,264
49,150 Johnson & Johnson 7,108,073
2,066 Kura Oncology, Inc.
a
17,995
535 Kymera Therapeutics, Inc.
a
21,523
15,952 Labcorp Holdings, Inc. 3,658,113
4,274 Laboratorios Farmaceuticos ROVI
SA 278,262
60 Ligand Pharmaceuticals, Inc.
a
6,429
28 Medpace Holdings, Inc.
a
9,302
48,994 Merck & Company, Inc. 4,873,923
314 Mettler-Toledo International, Inc.
a
384,236
1,938 Myriad Genetics, Inc.
a
26,570
4,226 Natera, Inc.
a
668,976
7,448 Nkarta, Inc.
a
18,546
84,868 Novartis AG 8,262,519
70,898 Novo Nordisk AS 6,117,209
1,865 Novocure, Ltd.
a
55,577
13,700 Ono Pharmaceutical Company,
Ltd. 142,637
3,900 Otsuka Holdings Company, Ltd. 212,160
3,201 Penumbra, Inc.
a
760,174
389 Phibro Animal Health Corporation 8,169
908 Prestige Consumer Healthcare,
Inc.
a
70,906
3,058 Pro Medicus, Ltd. 472,377
2,778 Prothena Corporation plc
a
38,475
1,467 PTC Therapeutics, Inc.
a
66,220
4,028 QIAGEN NV 179,367
887 Quest Diagnostics, Inc. 133,813
59,344 Recordati SPA 3,111,077
3,580 Regeneron Pharmaceuticals, Inc.
a
2,550,141
11,990 Relay Therapeutics, Inc.
a
49,399
9,594 Repligen Corporation
a
1,380,960
24,573 Roche Holding AG, Participation
Certificates 6,870,777
3,843 Rocket Pharmaceuticals, Inc.
a
48,307
39,954 Royalty Pharma plc 1,019,227
12,012 RxSight, Inc.
a
412,973
5,368 Sage Therapeutics, Inc.
a
29,148
75,891 Sanofi SA ADR 3,660,223
3,709 Sarepta Therapeutics, Inc.
a
450,977
35,323 scPharmaceuticals, Inc.
a
125,043
455 Siegfried Holding AG 494,927
1,317 Sonova Holding AG 430,672
2,743 STERIS plc 563,851
23,789 Stevanato Group SPA 518,362
6,984 Sutro Biopharma, Inc.
a
12,851
106,800 Takeda Pharmaceutical Company,
Ltd. 2,827,244
942 Teleflex, Inc. 167,657
1,658 Tenet Healthcare Corporation
a
209,289
38,700 Terumo Corporation 747,132
13,266 Twist Bioscience Corporation
a
616,471
1,003 uniQure NV
a
17,713
6,282 UnitedHealth Group, Inc. 3,177,813
4,685 Veeva Systems, Inc.
a
985,021
11,240 Vericel Corporation
a
617,188
5,429 Viatris, Inc. 67,591
Shares Common Stock  78.5% Value
Health Care  8.2% - continued
820 West Pharmaceutical Services,
Inc. $ 268,599
4,963 Xencor, Inc.
a
114,050
2,205 Xenon Pharmaceuticals, Inc.
a
86,436
5,081 Zentalis Pharmaceuticals, Inc.
a
15,395
33,844 Zimmer Biomet Holdings, Inc. 3,574,942
21,183 Zoetis, Inc. 3,451,346
Total 132,858,070
Industrials  10.5%
3,377 A.O. Smith Corporation 230,345
4,841 AAR Corporation
a
296,657
109,876 ABB, Ltd. 5,933,141
619 ABM Industries, Inc. 31,680
5,836 Advanced Drainage Systems, Inc. 674,642
10,170 AECOM 1,086,359
4,942 Aena SME SA
b
1,008,652
5,426 AGCO Corporation 507,223
5,924 Alfa Laval AB 247,950
1,773 Allison Transmission Holdings, Inc. 191,590
31,400 Amada Company, Ltd. 305,286
62,367 Amentum Holdings, Inc.
a
1,311,578
2,507 AMETEK, Inc. 451,912
827 Applied Industrial Technologies,
Inc. 198,042
1,745 Arcosa, Inc. 168,811
4,139 Armstrong World Industries, Inc. 584,965
4,407 Array Technologies, Inc.
a
26,618
131,115 Assa Abloy AB 3,872,653
210,768 Atlas Copco AB, Class A 3,216,669
13,729 Atlas Copco AB, Class B 185,493
9,632 Atmus Filtration Technologies, Inc. 377,382
6,395 AZEK Company, Inc.
a
303,571
18,186 Badger Infrastructure Solutions,
Ltd. 453,938
4,294 Beacon Roofing Supply, Inc.
a
436,185
53 Belimo Holding AG 35,049
1,156 Bloom Energy Corporation
a
25,675
7,072 Brady Corporation 522,267
76,560 Brambles, Ltd. 910,540
14,324 BWX Technologies, Inc. 1,595,550
10 CACI International, Inc.
a
4,041
3,153 Canadian Pacific Kansas City, Ltd. 228,296
900 Carlisle Companies, Inc. 331,956
3,504 Casella Waste Systems, Inc.
a
370,758
14,626 Caterpillar, Inc. 5,305,728
15,311 CECO Environmental Corporation
a
462,852
379,500 CK Hutchison Holdings, Ltd. 2,017,591
4,164 Clean Harbors, Inc.
a
958,303
300,915 CNH Industrial NV 3,409,367
149,000 ComfortDelGro Corporation, Ltd. 161,478
27,697 Compagnie de Saint-Gobain SA 2,461,204
8,376 Computershare, Ltd. 175,950
2,500 COMSYS Holdings Corporation 51,298
173 CSW Industrials, Inc. 61,034
85,479 CSX Corporation 2,758,407
553 Cummins, Inc. 192,776
1,045 Curtiss-Wright Corporation 370,839
41,200 Dai Nippon Printing Company, Ltd. 576,539
600 Daikin Industries, Ltd. 70,009
604 Dayforce, Inc.
a
43,875
68,990 Delta Air Lines, Inc. 4,173,895
2,232 DNOW, Inc.
a
29,038
29 Dover Corporation 5,440
2,356 Eiffage SA 206,601

Global Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Industrials  10.5% - continued
2,075 EMCOR Group, Inc. $ 941,843
16,101 Enerpac Tool Group Corporation 661,590
93 ESCO Technologies, Inc. 12,389
43,066 ExlService Holdings, Inc.
a
1,911,269
35,572 Experian plc 1,528,873
72,132 Fastenal Company 5,187,012
2,177 Ferguson Enterprises, Inc. 377,862
94,576 Flowserve Corporation 5,440,012
8,090 Fluor Corporation
a
398,999
3,621 Fortive Corporation 271,575
19,365 Gates Industrial Corporation plc
a
398,338
14,632 General Dynamics Corporation 3,855,386
12,032 Graco, Inc. 1,014,177
6,813 Great Lakes Dredge & Dock
Corporation
a
76,919
647 Griffon Corporation 46,112
12,741 Helios Technologies, Inc. 568,758
416 Herc Holdings, Inc. 78,761
37,318 Hexcel Corporation 2,339,839
78,000 Hitachi, Ltd. 1,910,225
21,019 Honeywell International, Inc. 4,747,982
18,436 Howmet Aerospace, Inc. 2,016,345
90 Huron Consulting Group, Inc.
a
11,183
1,549 IDEX Corporation 324,190
1,015 IES Holdings, Inc.
a
203,974
31,300 Inaba Denki Sangyo Company,
Ltd. 771,878
2,067 Ingersoll Rand, Inc. 186,981
15,800 ITOCHU Corporation 776,955
3,071 ITT Corporation 438,785
21,233 Jacobs Solutions, Inc. 2,837,153
24,200 Jardine Matheson Holdings, Ltd. 990,584
35,452 JB Hunt Transport Services, Inc. 6,050,238
2,367 Kirby Corporation
a
250,429
35,100 Komatsu, Ltd. 956,207
1,390 Kongsberg Gruppen ASA 156,384
7,937 Korn Ferry 535,351
3,527 Kratos Defense & Security
Solutions, Inc.
a
93,042
15,408 L3Harris Technologies, Inc. 3,239,994
1,898 Landstar System, Inc. 326,190
36,584 Legrand SA 3,558,579
870 Leidos Holdings, Inc. 125,332
31,629 Logista Integral SA 957,085
2,081 ManpowerGroup, Inc. 120,115
4,523 Masco Corporation 328,234
36,243 Masterbrand, Inc.
a
529,510
363 McGrath RentCorp 40,591
11,000 MEITEC Group Holdings, Inc. 206,292
152,700 Mitsubishi Corporation 2,498,435
44,300 Mitsubishi Heavy Industries, Ltd. 617,717
30,700 Mitsubishi Logistics Corporation 224,528
28,800 Mitsui & Company, Ltd. 597,287
1,831 Moog, Inc. 360,414
9,391 MSC Industrial Direct Company,
Inc. 701,414
20,991 Mueller Water Products, Inc. 472,298
14,700 Nippon Express Holdings, Inc. 222,883
2,800 Nishimatsu Construction
Company, Ltd. 92,795
15,100 Nitto Kogyo Corporation 276,451
2,216 NKT AS
a
158,976
5,996 Northrop Grumman Corporation 2,813,863
15,259 nVent Electric plc 1,040,053
20,845 Old Dominion Freight Line, Inc. 3,677,058
Shares Common Stock  78.5% Value
Industrials  10.5% - continued
1,783 Otis Worldwide Corporation $ 165,124
1,824 PACCAR, Inc. 189,733
636 Parker-Hannifin Corporation 404,515
909 Paylocity Holding Corporation
a
181,318
9,999 Pentair plc 1,006,299
29,900 Recruit Holdings Company, Ltd. 2,078,287
5,365 Regal Rexnord Corporation 832,272
110,393 RELX plc 5,001,769
852 Republic Services, Inc. 171,405
10,833 Robert Half, Inc. 763,293
2,499 Rockwell Automation, Inc. 714,189
379 Rush Enterprises, Inc. 20,765
5,459 Russel Metals, Inc. 159,883
538 Ryder System, Inc. 84,391
2,439 Saia, Inc.
a
1,111,525
2,000 Sankyu, Inc. 69,072
18,843 Schneider Electric SE 4,691,083
9,108 Schneider National, Inc. 266,682
46,400 Secom Company, Ltd. 1,575,738
15,709 Shoals Technologies Group, Inc.
a
86,871
2,841 Siemens AG 553,981
87,400 Singapore Airport Terminal
Services, Ltd. 232,966
2,485 SkyWest, Inc.
a
248,823
37,000 Sojitz Corporation 754,055
6,144 SS&C Technologies Holdings, Inc. 465,592
465 Stanley Black & Decker, Inc. 37,335
79,000 Sumitomo Corporation 1,709,652
75,000 Techtronic Industries Company,
Ltd. 985,946
10,893 Thomson Reuters Corporation 1,749,155
5,599 Timken Company 399,601
58,700 TOPPAN Holdings, Inc. 1,557,204
6,338 Toromont Industries, Ltd. 501,061
2,000 Toyota Industries Corporation 160,851
1,204 Trane Technologies plc 444,697
209 TransDigm Group, Inc. 264,862
9,948 TransUnion 922,279
7,335 Trelleborg AB 251,008
39,300 Tsubakimoto Chain Company 483,400
81,378 Uber Technologies, Inc.
a
4,908,721
2,662 UFP Industries, Inc. 299,874
980 UL Solutions, Inc. 48,882
54 UniFirst Corporation/MA 9,239
11,849 United Airlines Holdings, Inc.
a
1,150,538
25,384 United Parcel Service, Inc. 3,200,922
77 United Rentals, Inc. 54,242
1,080 Verisk Analytics, Inc. 297,464
3,494 Verra Mobility Corporation
a
84,485
846 Wabtec Corporation 160,393
6,221 Waste Connections, Inc. 1,067,399
1,662 Watsco, Inc. 787,605
18,535 Werner Enterprises, Inc. 665,777
13,694 WNS Holdings, Ltd.
a
648,959
13,241 Wolters Kluwer NV 2,199,920
1,338 WSP Global, Inc. 235,459
421,300 Yangzijiang Shipbuilding Holdings,
Ltd. 920,896
6,800 Yuasa Trading Company, Ltd. 190,599
20,931 Zigup plc 83,942
Total 169,483,390
Information Technology  15.1%
30,974 Advanced Micro Devices, Inc.
a
3,741,349
25,200 Advantest Corporation 1,432,843

Global Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Information Technology  15.1% - continued
5,752 Agilysys, Inc.
a
$ 757,596
1,509 Ambarella, Inc.
a
109,765
21,981 Amphenol Corporation 1,526,580
113,451 Apple, Inc. 28,410,399
25,454 Applied Materials, Inc. 4,139,584
9,742 Arista Networks, Inc.
a
1,076,783
5,197 ASGN, Inc.
a
433,118
4,091 ASM International NV 2,365,359
10,738 ASML Holding NV 7,521,273
437 Astera Labs, Inc.
a
57,881
741 Atlassian Corporation
a
180,345
294 Autodesk, Inc.
a
86,898
681 BILL Holdings, Inc.
a
57,688
31,940 Broadcom, Inc. 7,404,970
19,075 CDW Corporation 3,319,813
13,466 Check Point Software
Technologies, Ltd.
a
2,514,102
116,396 Cisco Systems, Inc. 6,890,643
3,304 Clearwater Analytics Holdings,
Inc.
a
90,926
6,880 Coherent Corporation
a
651,742
4,132 CommVault Systems, Inc.
a
623,560
457 Consensus Cloud Solutions, Inc.
a
10,904
837 Constellation Software, Inc./
Canada 2,588,187
2,146 Credo Technology Group Holding,
Ltd.
a
144,233
2,479 CrowdStrike Holdings, Inc.
a
848,215
4,515 CyberArk Software, Ltd.
a
1,504,172
373 Datadog, Inc.
a
53,298
4,140 Descartes Systems Group, Inc.
a
470,304
5,000 DISCO Corporation 1,326,387
40 DocuSign, Inc.
a
3,598
3,404 Dolby Laboratories, Inc. 265,852
17,206 Dynatrace Holdings, LLC
a
935,146
848 Elastic NV
a
84,020
1,751 Enphase Energy, Inc.
a
120,259
1,142 F5, Inc.
a
287,179
2,560 Fabrinet
a
562,893
475 Fair Isaac Corporation
a
945,692
221 First Solar, Inc.
a
38,949
7,321 Flex, Ltd.
a
281,053
32,261 Fortinet, Inc.
a
3,048,019
4,177 Freshworks, Inc.
a
67,542
12,000 FUJIFILM Holdings NPV 248,275
25,900 Fujitsu, Ltd. 454,974
1,951 Gartner, Inc.
a
945,201
23,925 Gitlab, Inc.
a
1,348,174
3,860 Globant SA
a
827,661
10,538 Guidewire Software, Inc.
a
1,776,496
30,393 Halma plc 1,019,648
1,901 HubSpot, Inc.
a
1,324,560
2,838 Impinj, Inc.
a
412,248
39,916 International Business Machines
Corporation 8,774,734
713 IPG Photonics Corporation
a
51,849
1,264 Itron, Inc.
a
137,245
2,948 Jabil, Inc. 424,217
43,028 JFrog, Ltd.
a
1,265,453
3,200 Keyence Corporation 1,300,709
2,774 Keysight Technologies, Inc.
a
445,588
21,086 Knowles Corporation
a
420,244
192,800 Kyocera Corporation 1,910,981
1,300 Lasertec Corporation 121,869
Shares Common Stock  78.5% Value
Information Technology  15.1% - continued
23,237 Lattice Semiconductor
Corporation
a
$ 1,316,376
2,746 Littelfuse, Inc. 647,095
258 MACOM Technology Solutions
Holdings, Inc.
a
33,517
8,532 Marvell Technology, Inc. 942,359
77,705 Microsoft Corporation 32,752,657
596 MicroStrategy, Inc.
a,c
172,614
530 Mirion Technologies, Inc.
a
9,248
7,541 MKS Instruments, Inc. 787,205
3,790 MongoDB, Inc.
a
882,350
2,107 Monolithic Power Systems, Inc. 1,246,712
798 Motorola Solutions, Inc. 368,860
45,600 Murata Manufacturing Company,
Ltd. 723,436
3,337 Napco Security Technologies, Inc. 118,664
1,116 nCino, Inc.
a
37,475
19,500 NEC Corporation 1,668,753
4,049 NetApp, Inc. 470,008
3,400 Nippon Electric Glass Company,
Ltd. 71,994
1,514 Nova, Ltd.
a
297,638
11,400 NS Solutions Corporation 293,062
5,900 NSD Company, Ltd. 125,722
62,200 NTT Data Group Corporation 1,182,725
233,973 NVIDIA Corporation 31,420,234
1,386 Okta, Inc.
a
109,217
2,416 Olo, Inc.
a
18,555
6,388 Onto Innovation, Inc.
a
1,064,688
700 Otsuka Corporation 16,009
13,439 PDF Solutions, Inc.
a
363,928
5,535 Pegasystems, Inc. 515,862
362 Procore Technologies, Inc.
a
27,125
8,176 PTC, Inc.
a
1,503,321
3,383 Q2 Holdings, Inc.
a
340,499
57,447 QUALCOMM, Inc. 8,825,008
8,100 Renesas Electronics Corporation
a
102,506
31,300 Rohm Company, Ltd. 290,828
19,084 Salesforce, Inc. 6,380,354
105,187 Samsung Electronics Company,
Ltd. 3,753,789
19,829 SAP SE 4,877,428
41,000 SCSK Corporation 858,125
8,163 ServiceNow, Inc.
a
8,653,760
23,899 Shopify, Inc.
a
2,541,181
5,003 Silicon Laboratories, Inc.
a
621,473
5,315 SolarWinds Corporation 75,739
300 Super Micro Computer, Inc.
a
9,144
19,200 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 3,791,808
29,029 TD SYNNEX Corporation 3,404,521
2,519 TE Connectivity plc 360,141
41,454 Technology One, Ltd. 800,741
1,156 Teledyne Technologies, Inc.
a
536,534
1,959 Tenable Holdings, Inc.
a
77,145
14,100 Tokyo Electron, Ltd. 2,119,503
30,982 Trimble, Inc.
a
2,189,188
23,436 TTM Technologies, Inc.
a
580,041
1,881 Tyler Technologies, Inc.
a
1,084,660
939 Unity Software, Inc.
a
21,099
13,628 Varonis Systems, Inc.
a
605,492
2,280 VeriSign, Inc.
a
471,869
5,034 Vontier Corporation 183,590
4,813 Western Digital Corporation
a
286,999

Global Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Information Technology  15.1% - continued
948 Wisetech Global, Ltd. $ 70,771
7,419 Workiva, Inc.
a
812,381
924 Xerox Holdings Corporation 7,789
Total 244,110,760
Materials  3.6%
44,006 Acerinox SA 430,837
24,779 Agnico Eagle Mines, Ltd. 1,938,604
19,844 Air Liquide SA 3,225,838
500 Albemarle Corporation 43,040
9,553 Alcoa Corporation 360,912
1,983 Allegheny Technologies, Inc.
a
109,144
1,449 AptarGroup, Inc. 227,638
50,400 Asahi Kasei Corporation 347,268
4,858 Avient Corporation 198,498
39,773 Axalta Coating Systems, Ltd.
a
1,361,032
820 Balchem Corporation 133,656
22,077 Barrick Gold Corporation 342,340
139,482 BHP Group, Ltd. 3,402,629
12,050 Buzzi SPA 444,825
7,739 CCL Industries, Inc. 398,135
4,621 Celanese Corporation 319,819
49,840 CF Industries Holdings, Inc. 4,252,349
11,729 Chemours Company 198,220
30,997 Constellium SE
a
318,339
43,403 Corteva, Inc. 2,472,235
31,365 Deterra Royalties, Ltd. 72,014
9,059 DuPont de Nemours, Inc. 690,749
713 Eagle Materials, Inc. 175,940
36,923 Eastman Chemical Company 3,371,808
11,125 Element Solutions, Inc. 282,909
31,363 Evraz plc
a,d
4
15,195 Fortescue, Ltd. 171,104
1,654 Givaudan SA 7,230,272
30,755 Glencore plc 135,450
78,080 Granges AB 929,052
787 Greif, Inc. 48,101
18,216 Hecla Mining Company 89,441
11,514 Heidelberg Materials AG 1,422,708
35,621 Hexpol AB 331,806
57,925 Holcim AG 5,577,307
1,340 Huntsman Corporation 24,160
2,834 Ingevity Corporation
a
115,485
1,333 Innospec, Inc. 146,710
255 International Flavors & Fragrances,
Inc. 21,560
1,921 Kaiser Aluminum Corporation 134,989
91,080 Kinross Gold Corporation 844,312
1,585 Knife River Corporation
a
161,099
1,447 Koppers Holdings, Inc. 46,883
30,600 Kyoei Steel, Ltd. 354,363
356 LyondellBasell Industries NV 26,440
1,564 Magnera Corporation
a
28,418
1,672 Martin Marietta Materials, Inc. 863,588
1,986 Minerals Technologies, Inc. 151,353
45,000 Mitsubishi Chemical Group
Corporation 227,278
11,330 Mosaic Company 278,491
12,800 Nitto Denko Corporation 214,001
47,255 Northern Star Resources, Ltd. 448,978
34,760 Nucor Corporation 4,056,840
2,713 O-I Glass, Inc.
a
29,409
8,412 Olin Corporation 284,326
6,616 Orica, Ltd. 67,824
3,136 Orion SA 49,517
Shares Common Stock  78.5% Value
Materials  3.6% - continued
52 Packaging Corporation of America $ 11,707
114,288 Perseus Mining, Ltd. 181,018
1,186 PPG Industries, Inc. 141,668
1,779 Radius Recycling, Inc. 27,076
795 Ranpak Holdings Corporation
a
5,470
31,575 Rio Tinto plc 1,863,865
18,152 Rio Tinto, Ltd. 1,316,254
4,026 Royal Gold, Inc. 530,828
5,673 RPM International, Inc. 698,119
2,110 Sensient Technologies Corporation 150,359
27,600 Shin-Etsu Chemical Company, Ltd. 909,065
3,780 Sonoco Products Company 184,653
108,245 SSAB AB, Class A 439,230
835 Steel Dynamics, Inc. 95,248
809 Stepan Company 52,342
926 Symrise AG 98,779
12,200 Taiyo Holdings Company, Ltd. 314,552
4,229 Teck Resources, Ltd. 171,401
27,500 Toagosei Company, Ltd. 263,037
8,338 Trinseo plc 42,524
15,974 Tronox Holdings plc 160,858
4,714 United States Steel Corporation 160,229
739 Vidrala SA 70,851
1,921 Vulcan Materials Company 494,139
6,215 West Fraser Timber Company, Ltd. 537,908
Total 58,551,227
Real Estate  2.0%
3,064 Agree Realty Corporation 215,859
670 Alpine Income Property Trust, Inc. 11,249
2,114 American Assets Trust, Inc. 55,514
7,938 AvalonBay Communities, Inc. 1,746,122
12,458 Brixmor Property Group, Inc. 346,831
12,493 Broadstone Net Lease, Inc. 198,139
31,648 CBRE Group, Inc.
a
4,155,066
10,230 Chatham Lodging Trust 91,559
31,500 City Developments, Ltd. 117,796
15,043 Compass, Inc.
a
88,002
12,805 CoStar Group, Inc.
a
916,710
40,416 Crown Castle, Inc. 3,668,156
7,357 CTO Realty Growth, Inc. 145,006
6,334 Curbline Properties Corporation 147,075
2,118 Cushman and Wakefield plc
a
27,703
746 DiamondRock Hospitality
Company 6,736
7,592 Diversified Healthcare Trust 17,462
13,196 Douglas Elliman, Inc.
a
22,037
3,839 EastGroup Properties, Inc. 616,121
11,103 EPR Properties 491,641
2,092 Equinix, Inc. 1,972,526
28,191 Essential Properties Realty Trust,
Inc. 881,814
861 Essex Property Trust, Inc. 245,764
438 FirstService Corporation 79,342
4,264 Getty Realty Corporation 128,474
10,321 Global Net Lease, Inc. 75,343
6,863 Goodman Group 150,862
193,678 Healthcare Realty Trust, Inc. 3,282,842
210,000 Henderson Land Development
Company, Ltd. 636,605
38,400 Hongkong Land Holdings, Ltd. 170,991
2,501 Host Hotels & Resorts, Inc. 43,818
1,740 Howard Hughes Holdings, Inc.
a
133,841
7,625 Independence Realty Trust, Inc. 151,280
13,854 Industrial Logistics Properties Trust 50,567

Global Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.5% Value
Real Estate  2.0% - continued
772 Innovative Industrial Properties,
Inc. $ 51,446
7,741 InvenTrust Properties Corporation 233,236
5,874 Invitation Homes, Inc. 187,792
115,400 Link REIT 485,316
2,083 Medical Properties Trust, Inc. 8,228
19,100 Mitsubishi Estate Company, Ltd. 265,141
11,247 National Storage Affiliates Trust 426,374
16,278 NetSTREIT Corporation 230,334
41,150 Outfront Media, Inc. 730,001
1,990 Park Hotels & Resorts, Inc. 27,999
17,516 Pebblebrook Hotel Trust 237,342
2,514 Plymouth Industrial REIT, Inc. 44,749
6,764 PSP Swiss Property AG 962,604
1,046 RE/MAX Holdings, Inc.
a
11,161
8,410 Rexford Industrial Realty, Inc. 325,131
32,971 RLJ Lodging Trust 336,634
1,282 RMR Group, Inc. 26,460
846 Ryman Hospitality Properties 88,272
78,756 Sabra Health Care REIT, Inc. 1,364,054
1,891 Safehold, Inc. 34,946
6,295 Sila Realty Trust, Inc. 153,094
3,113 Simon Property Group, Inc. 536,090
27,109 STAG Industrial, Inc. 916,826
1,023 Sun Communities, Inc. 125,798
100,500 Sun Hung Kai Properties, Ltd. 956,292
18,546 Tanger, Inc. 632,975
9,021 Terreno Realty Corporation 533,502
47,302 Uniti Group, Inc. 260,161
209 Universal Health Realty Income
Trust 7,777
13,449 Vonovia SE 409,427
7,706 Zillow Group, Inc., Class A
a
545,970
7,157 Zillow Group, Inc., Class C
a
529,976
Total 32,773,961
Utilities  2.7%
72,902 A2A SPA 161,867
8,732 ACEA SPA 168,962
61,914 AES Corporation 796,833
39,321 AGL Energy, Ltd. 274,189
9,588 Alliant Energy Corporation 567,034
416 American States Water Company 32,332
5,007 American Water Works Company,
Inc. 623,321
182,080 APA Group 783,881
15,344 ATCO, Ltd. 507,891
2,929 Black Hills Corporation 171,405
3,673 Brookfield Infrastructure
Corporation 146,957
1,012 California Water Service Group 45,874
44,743 Canadian Utilities, Ltd. 1,084,764
509,942 Centrica plc 850,770
15,100 Clearway Energy, Inc., Class A 369,195
16,452 Clearway Energy, Inc., Class C 427,752
15,503 Constellation Energy Corporation 3,468,176
38,501 Contact Energy, Ltd. 204,642
3,506 DTE Energy Company 423,350
52,021 Duke Energy Corporation 5,604,743
200,133 Engie SA 3,173,995
78,120 Entergy Corporation 5,923,058
7,145 Essential Utilities, Inc. 259,506
8,862 Evergy, Inc. 545,456
4,502 Eversource Energy 258,550
103,896 Fortum Oyj 1,454,495
Shares Common Stock  78.5% Value
Utilities  2.7% - continued
18,241 Hawaiian Electric Industries, Inc.
a
$ 177,485
25,956 Hydro One, Ltd. 799,382
327,656 Italgas SPA 1,838,920
41,652 NextEra Energy Partners, LP 741,406
19,617 NiSource, Inc. 721,121
120,774 Origin Energy, Ltd. 813,542
45,759 Public Service Enterprise Group,
Inc. 3,866,178
49,552 UGI Corporation 1,398,853
27,323 Vistra Energy Corporation 3,767,022
4,281 Xcel Energy, Inc. 289,053
Total 42,741,960
Total Common Stock
(cost $958,402,893) 1,268,755,206
Shares
Registered Investment
Companies   5.6% Value
U.S. Affiliated   4.8%
4,677,921 Thrivent Core Emerging Markets
Equity Fund 43,411,105
3,195,808 Thrivent Core Small Cap Value
Fund 34,227,098
Total 77,638,203
U.S. Unaffiliated   0.8%
5,285 Invesco QQQ Trust Series 1 2,701,851
4,725 iShares U.S. Regional Banks ETF 237,951
14,928 SPDR S&P 500 ETF Trust 8,749,002
18,153 SPDR S&P Biotech ETF
c
1,634,859
1,077 SPDR S&P Oil & Gas Exploration
ETF 142,563
2,832 SPDR S&P Regional Banking ETF 170,911
Total 13,637,137
Total Registered Investment
Companies (cost $85,472,737) 91,275,340
Shares
Collateral Held for Securities
Loaned 0.2% Value
2,524,445 Thrivent Cash Management Trust 2,524,445
Total Collateral Held for
Securities Loaned
(cost $2,524,445) 2,524,445
Shares Preferred Stock <0.1% Value
Consumer Discretionary  <0.1%
331 Bayerische Motoren Werke AG 24,797
14,989 Porsche Automobil Holding SE 564,794
Total 589,591
Total Preferred Stock
(cost $678,501) 589,591
Shares or
Principal
Amount Short-Term Investments 15.8% Value
Federal Agricultural Mortgage
Corporation Discount Notes
5,000,000 4.250%, 1/24/2025
e
4,985,967
Federal Farm Credit Bank
Discount Notes
6,000,000 4.220%, 1/22/2025
e
5,984,563

Global Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  15.8% Value
Federal Home Loan Bank Discount
Notes
2,000,000 4.350%, 1/2/2025
e
$ 1,999,532
10,000,000 4.250%, 1/3/2025
e
9,996,492
17,705,000 4.287%, 1/7/2025
e
17,690,507
5,090,000 4.355%, 1/8/2025
e,f
5,085,238
4,800,000 4.349%, 1/10/2025
e,f
4,794,387
25,180,000 4.220%, 1/13/2025
e
25,141,719
3,000,000 4.250%, 1/15/2025
e
2,994,738
6,850,000 4.286%, 1/17/2025
e,f
6,836,382
15,000,000 4.257%, 1/22/2025
e
14,961,408
7,000,000 4.251%, 1/23/2025
e
6,981,172
15,000,000 4.230%, 1/24/2025
e
14,957,900
300,000 4.490%, 1/29/2025
e
298,983
800,000 4.443%, 1/31/2025
e,f
797,100
2,900,000 4.420%, 2/5/2025
e,f
2,887,762
4,565,000 4.230%, 2/10/2025
e
4,543,060
6,600,000 4.418%, 2/12/2025
e,f
6,566,732
3,000,000 4.395%, 2/14/2025
e,f
2,984,175
700,000 4.260%, 2/18/2025
e
695,979
20,400,000 4.273%, 2/19/2025
e,f
20,280,433
Federal National Mortgage
Association Discount Notes
8,025,000 4.360%, 1/3/2025
e
8,022,185
11,655,000 4.303%, 1/6/2025
e
11,646,822
2,000,000 4.380%, 1/13/2025
e
1,996,959
4,410,000 4.210%, 1/23/2025
e
4,398,138
U.S. Treasury Bills
6,440,000 4.488%, 1/9/2025
e
6,434,729
8,000,000 4.452%, 1/14/2025
e,g
7,988,815
8,000,000 4.214%, 1/16/2025
e
7,986,823
17,205,000 4.345%, 1/21/2025
e
17,166,447
6,955,000 4.213%, 1/23/2025
e
6,937,778
11,235,000 4.333%, 1/28/2025
e
11,200,940
10,000,000 4.259%, 2/6/2025
e
9,958,946
Total Short-Term Investments
(cost $255,206,743) 255,202,811
Total Investments (cost
$1,302,285,319) 100.1% $1,618,347,393
Other Assets and Liabilities, Net
(0.1%) (2,114,168)
Total Net Assets 100.0% $1,616,233,225
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2024, the value of these investments was $6,352,269 or
0.4% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
g All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of December 31, 2024:
Securities Lending Transactions
Common Stock $ 2,405,527
Total lending $2,405,527
Gross amount payable upon return of
collateral for securities loaned $2,524,445
Net amounts due to counterparty $118,918
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 362,039,602
Gross unrealized depreciation (51,217,435)
Net unrealized appreciation (depreciation) $ 310,822,167
Cost for federal income tax purposes $ 1,303,333,521

Global Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 85,315,693 69,990,942 15,324,751 –
Consumer Discretionary 160,131,962 111,537,620 48,594,342 –
Consumer Staples 57,131,442 33,997,505 23,133,937 –
Energy 59,132,412 38,515,506 20,616,906 –
Financials 226,524,329 131,653,984 94,870,345 –
Health Care 132,858,070 90,893,796 41,964,274 –
Industrials 169,483,390 104,716,992 64,766,398 –
Information Technology 244,110,760 206,567,225 37,543,535 –
Materials 58,551,227 25,381,939 33,169,284 4
Real Estate 32,773,961 28,539,585 4,234,376 –
Utilities 42,741,960 30,624,660 12,117,300 –
Registered Investment Companies
U.S. Unaffiliated 13,637,137 13,637,137 – –
Preferred Stock
Consumer Discretionary 589,591 – 589,591 –
Short-Term Investments 255,202,811 – 255,202,811 –
Subtotal Investments in Securities $1,538,184,745 $886,056,891 $652,127,850 $4
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 77,638,203
Collateral Held for Securities Loaned 2,524,445
Subtotal Other Investments $80,162,648
Total Investments at Value $1,618,347,393
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Global Stock Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 9,961,266 9,961,266 – –
Total Asset Derivatives $9,961,266 $9,961,266 $– $–
Liability Derivatives
Futures Contracts 13,902,198 13,902,198 – –
Total Return Swaps 250,773 – 250,773 –
Total Liability Derivatives $14,152,971 $13,902,198 $250,773 $–

Global Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of December 31, 2024. Investments and/or cash totaling
$16,732,440 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 5 March 2025 $ 594,521 ( $ 32,071)
CME E-mini S&P 500 Index 1,234 March 2025 378,207,898 (11,972,123)
CME E-mini S&P Mid-Cap 400 Index 1 March 2025 331,722 (17,052)
ICE mini MSCI EAFE Index 364 March 2025 42,725,965 (1,457,465)
ICE US mini MSCI Emerging Markets Index 203 March 2025 11,322,557 (423,487)
Total Futures Long Contracts $ 433,182,663 ( $ 13,902,198)
CME E-mini Russell 2000 Index (716) March 2025 ( $ 85,621,902) $ 5,079,062
CME E-mini S&P Mid-Cap 400 Index (286) March 2025 (94,877,824) 4,882,204
Total Futures Short Contracts ( $ 180,499,726) $9,961,266
Total Futures Contracts $ 252,682,937 ($3,940,932)
The following table presents Global Stock Portfolio's total return swap contracts held as of December 31, 2024. Investments totaling $269,623 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 3,401,710 ( $ 250,773) $ – ( $ 250,773)
Total Return Swaps ( $ 250,773) $ – ($250,773)
# Payment made on Termination Date
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for Global Stock
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 9,961,266
Total Equity Contracts 9,961,266
Total Asset Derivatives $9,961,266
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 13,902,198
Total Return Swaps Net Assets - Distributable earnings/(accumulated loss) 250,773
Total Equity Contracts 14,152,971
Total Liability Derivatives $14,152,971
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Global Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 55,012,241
Total Equity Contracts
55,012,241
Total $55,012,241
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (10,237,756)
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (250,773)
Total Equity Contracts (10,488,529)
Total ($10,488,529)
The following table presents Global Stock Portfolio's average volume of derivative activity during the period ended December 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $427,160,051
Futures - Short (155,998,068)
Total Return Swaps - Short (136,794)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $39,493 $1,384 $– $43,411 4,678 2.7%
Core Small Cap Value 31,248 3,986 3,000 34,227 3,196 2.1
Total U.S. Affiliated Registered Investment
Companies 70,741 77,638 4.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,993 88,224 89,693 2,524 2,524 0.2
Total Collateral Held for Securities Loaned 3,993 2,524 0.2
Total Value $74,734 $80,162

Global Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $2,534 $ – $1,385
Core Small Cap Value Fund 6 1,987 3,418 569
Affiliated Short-Term Investments
Total Income/Non Cash Income from Affiliated
Investments $1,954
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 41
Total Affiliated Income from Securities Loaned, Net $41
Total Value $6 $4,521 $ 3,418

Government Bond Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 98.6% Value
Asset-Backed Securities  5.0%
ECMC Group Student Loan Trust
$ 1,481,464
5.710%,  (SOFR30A +
1.150%), 1/27/2025, Ser.
2024-1A, Class A
a,b
$ 1,482,682
298,133
5.683%,  (SOFR30A +
1.114%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
297,377
GMAC Mortgage Corporation
Loan Trust
23,507
4.953%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
12,054
Goodgreen
728,221
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
648,358
Granite Edvance Corporation
387,517
5.653%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
387,924
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
879,184
1.650%,  3/25/2051, Ser.
2021-1 826,757
Missouri Higher Education Loan
Auth.
691,598
1.530%,  1/25/2061, Ser.
2021-1 628,179
Navient Student Loan Trust
839,280
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
730,552
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
27,514
4.820%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,b
24,973
RMF Buyout Issuance Trust
82,933
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
82,515
Sunnova Hestia I Issuer, LLC
1,196,717
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
1,211,035
Sunnova Hestia II Issuer, LLC
1,636,955
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
1,646,936
Total 7,979,342
Collateralized Mortgage Obligations  9.3%
Federal Agricultural Mortgage
Corporation Real Estate Trust
1,628,644
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
1,278,740
623,890
5.196%,  8/1/2054, Ser.
2024-2, Class A
a,b
600,269
Federal Home Loan Mortgage
Corporation - REMIC
167,397
4.000%,  1/25/2051, Ser.
5249, Class LA 161,912
585,518
5.000%,  1/25/2055, Ser.
5490, Class LB 537,622
1,250,000
5.000%,  2/25/2054, Ser.
5460, Class LN 1,207,779
Principal
Amount Long-Term Fixed Income  98.6% Value
Collateralized Mortgage Obligations  9.3% -
continued
$ 1,387,963
1.500%,  3/25/2050, Ser.
4982, Class JA $ 1,069,701
1,552,059
4.000%,  8/25/2052, Ser.
5256, Class AY 1,400,124
550,000
5.000%,  8/25/2054, Ser.
5446, Class EC 505,648
1,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,205,554
1,668,000
4.000%,  9/25/2035, Ser.
5231, Class VB 1,510,012
73,973
2.000%,  1/15/2041, Ser.
4074, Class JA 72,280
560,152
1.750%,  6/15/2042, Ser.
4097, Class QN 491,030
Federal Home Loan Mortgage
Corporation - SCRT
1,117,875
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
871,446
Federal Home Loan Mortgage
Corporation - SLST
1,800,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
1,514,031
Federal National Mortgage
Association - REMIC
1,070,473
4.000%,  7/25/2053, Ser.
2024-76, Class DA 1,030,249
279,372
2.000%,  11/25/2032, Ser.
2012-123, Class BA 258,922
327,902
3.000%,  1/25/2043, Ser.
2013-114, Class AB 308,642
1,065,720
3.500%,  4/25/2045, Ser.
2015-18, Class DY 976,952
Total 15,000,913
Commercial Mortgage-Backed Securities  6.5%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,500,000
5.069%,  10/25/2028, Ser.
K510, Class A2
b,c
1,516,473
1,750,000
5.180%,  3/25/2029, Ser.
K520, Class A2
b
1,776,364
1,700,000
4.720%,  5/25/2029, Ser.
K524, Class A2
b,c
1,696,731
1,250,000
4.508%,  7/25/2029, Ser.
K528, Class A2
c
1,236,558
1,250,000
4.543%,  7/25/2029, Ser.
K526, Class A2
b,c
1,237,865
1,200,000
4.791%,  9/25/2029, Ser.
K529, Class A2
c
1,199,975
1,875,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
c
1,805,739
Total 10,469,705
Mortgage-Backed Securities  43.5%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
688,001 2.000%,  1/1/2052 543,447
1,540,579 3.000%,  2/1/2050 1,329,127
975,542 2.000%,  5/1/2051 771,273
1,157,309 2.500%,  5/1/2051 954,062

Government Bond Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.6% Value
Mortgage-Backed Securities  43.5% -
continued
$ 615,969 3.500%,  5/1/2052 $ 547,244
828,966 4.000%,  5/1/2052 764,896
57,065 5.000%,  7/1/2053 55,398
867,141 3.500%,  8/1/2052 772,060
285,517 3.500%,  9/1/2047 256,226
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
247,458 2.500%,  7/1/2030 235,481
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
1,495,795 2.000%,  3/1/2033 1,413,360
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
947,556 3.500%,  5/1/2040 876,894
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,902,769 3.000%,  1/1/2052 1,633,285
71,876 2.000%,  2/1/2051 56,831
38,241 2.000%,  2/1/2051 30,236
1,264,795 2.500%,  2/1/2051 1,031,958
739,305 2.500%,  2/1/2051 610,482
3,714,555 2.000%,  3/1/2051 2,893,564
2,044,003 2.000%,  3/1/2051 1,603,322
904,300 4.000%,  3/1/2051 836,842
1,613,744 2.000%,  3/1/2052 1,273,299
2,051,020 3.000%,  3/1/2052 1,747,411
1,033,661 2.000%,  4/1/2051 806,487
1,232,706 3.000%,  4/1/2051 1,056,627
4,377,485 2.000%,  4/1/2052 3,442,100
1,264,449 3.000%,  5/1/2050 1,088,729
75,264 2.000%,  5/1/2051 59,171
1,019,378 3.000%,  5/1/2051 882,510
1,682,841 2.000%,  6/1/2050 1,323,174
825,591 3.000%,  6/1/2050 719,628
216,165 4.000%,  6/1/2052 198,093
1,876,614 2.500%,  7/1/2051 1,559,813
414,748 3.500%,  7/1/2051 372,219
600,928 4.000%,  7/1/2052 550,691
737,702 3.500%,  8/1/2050 663,689
1,350,175 3.500%,  8/1/2052 1,196,703
1,153,486 4.500%,  8/1/2052 1,086,795
2,262,394 6.000%,  8/1/2054 2,316,371
400,919 3.500%,  9/1/2052 357,772
737,202 3.500%,  9/1/2052 657,709
1,176,218 4.500%,  9/1/2053 1,109,725
430,278 4.500%,  9/1/2053 407,552
1,251,516 4.000%,  10/1/2052 1,148,915
84,532 2.000%,  11/1/2051 66,742
499,120 3.500%,  11/1/2052 445,989
322,079 2.000%,  12/1/2050 253,093
2,039,211 2.500%,  12/1/2051 1,678,988
3,929,516 4.500%,  12/1/2052 3,724,924
3,950,000 6.000%,  1/1/2042
d
3,968,207
335,600 3.500%,  12/1/2047 301,211
3,250,000 3.000%,  1/1/2048
d
2,759,961
500,000 4.500%,  1/1/2049
d
470,236
5,260,000 5.000%,  1/1/2049
d
5,076,292
Principal
Amount Long-Term Fixed Income  98.6% Value
Mortgage-Backed Securities  43.5% -
continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 1,494,594 2.500%,  3/1/2062 $ 1,189,803
495,346 3.500%,  7/1/2061 430,372
636,666 4.000%,  12/1/2061 577,923
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
7,750,000 5.500%,  1/1/2055
d
7,685,930
Total 69,870,842
U.S. Government & Agencies  34.3%
Federal Home Loan Bank
2,050,000 5.900%,  3/10/2043 2,047,520
Federal National Mortgage
Association - REMIC
900,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 840,315
Tennessee Valley Authority
420,000 4.375%,  8/1/2034 405,820
1,115,000 5.250%,  9/15/2039 1,136,860
U.S. Treasury Bonds
7,050,000 1.375%,  8/15/2050 3,437,722
U.S. Treasury Notes
17,000,000 4.125%,  10/31/2026 16,961,304
23,000,000 4.125%,  11/30/2029 22,738,692
2,250,000 4.125%,  11/30/2031 2,201,962
5,500,000 4.250%,  11/15/2034 5,356,651
Total 55,126,846
Total Long-Term Fixed Income
(cost $164,013,668) 158,447,648
Shares or
Principal
Amount Short-Term Investments 13.6% Value
Federal Home Loan Bank Discount
Notes
300,000 4.420%, 2/12/2025
e,f
298,488
Thrivent Core Short-Term Reserve
Fund
2,096,447 4.730% 20,964,467
U.S. Treasury Bills
300,000 4.538%, 1/2/2025
e,g
300,000
300,000 4.532%, 1/9/2025
e
299,754
Total Short-Term Investments
(cost $21,840,997) 21,862,709
Total Investments (cost
$185,854,665) 112.2% $180,310,357
Other Assets and Liabilities, Net
(12.2%) (19,605,570)
Total Net Assets 100.0% $160,704,787

Government Bond Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2024, the value of these investments was $8,003,437 or
5.0% of total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
g At December 31, 2024, $120,000 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
Definitions:
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 403,430
Gross unrealized depreciation (6,121,791)
Net unrealized appreciation (depreciation) $ (5,718,361)
Cost for federal income tax purposes $ 186,042,420

Government Bond Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 7,979,342 – 7,979,342 –
Collateralized Mortgage Obligations 15,000,913 – 15,000,913 –
Commercial Mortgage-Backed Securities 10,469,705 – 10,469,705 –
Mortgage-Backed Securities 69,870,842 – 69,870,842 –
U.S. Government & Agencies 55,126,846 – 55,126,846 –
Short-Term Investments 898,242 – 898,242 –
Subtotal Investments in Securities $159,345,890 $– $159,345,890 $–
Other Investments  * Total
Affiliated Short-Term Investments 20,964,467
Subtotal Other Investments $20,964,467
Total Investments at Value $180,310,357
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Government Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 13,702 13,702 – –
Total Asset Derivatives $13,702 $13,702 $– $–
The following table presents Government Bond Portfolio's futures contracts held as of December 31, 2024. Investments and/or cash totaling
$298,488 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 162 March 2025 $ 33,295,018 $ 13,702
Total Futures Long Contracts $ 33,295,018 $ 13,702
Total Futures Contracts $ 33,295,018 $13,702
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for Government Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 13,702
Total Interest Rate Contracts 13,702
Total Asset Derivatives $13,702
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Government Bond Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (323,165)
Total Interest Rate Contracts
(323,165)
Total ($323,165)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (525,178)
Total Interest Rate Contracts (525,178)
Total ($525,178)
The following table presents Government Bond Portfolio's average volume of derivative activity during the period ended December 31, 2024.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $26,173,280
Futures - Short (392,797)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $18,380 $63,423 $60,839 $20,964 2,096 13.0%
Total Affiliated Short-Term Investments 18,380 20,964 13.0
Total Value $18,380 $20,964
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $– $– $ – $1,357
Total Income/Non Cash Income from Affiliated
Investments $1,357
Total Value $– $– $ –

Healthcare Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 99.3% Value
Biotechnology  15.3%
71,667 AbbVie, Inc. $ 12,735,226
26,362 Amgen, Inc. 6,870,992
4,470 Biogen, Inc.
a
683,552
47,160 Gilead Sciences, Inc. 4,356,169
12,258 Moderna, Inc.
a
509,688
5,430 Regeneron Pharmaceuticals, Inc.
a
3,867,952
10,633 Sarepta Therapeutics, Inc.
a
1,292,866
2,757 United Therapeutics Corporation
a
972,780
16,384 Vertex Pharmaceuticals, Inc.
a
6,597,837
Total 37,887,062
Health Care Distributors  2.7%
17,762 Cencora, Inc. 3,990,766
4,696 McKesson Corporation 2,676,297
Total 6,667,063
Health Care Equipment  21.8%
113,220 Abbott Laboratories 12,806,314
7,266 ABIOMED, Inc., CVR
a,b
6,670
97,774 Boston Scientific Corporation
a
8,733,174
52,514 Dexcom, Inc.
a
4,084,014
16,604 Edwards Lifesciences Corporation
a
1,229,194
10,150 Globus Medical, Inc.
a
839,507
6,416 IDEXX Laboratories, Inc.
a
2,652,631
6,659 Inspire Medical Systems, Inc.
a
1,234,445
16,577 Intuitive Surgical, Inc.
a
8,652,531
71,599 Medtronic plc 5,719,328
8,496 STERIS plc 1,746,438
17,629 Stryker Corporation 6,347,321
Total 54,051,567
Health Care Facilities  2.1%
29,274 Encompass Health Corporation 2,703,454
7,991 HCA Healthcare, Inc. 2,398,499
Total 5,101,953
Health Care Services  2.7%
9,940 Cigna Group 2,744,832
26,164 CVS Health Corporation 1,174,502
11,853 Labcorp Holdings, Inc. 2,718,130
Total 6,637,464
Health Care Supplies  1.5%
4,830 Align Technology, Inc.
a
1,007,103
19,780 Cooper Companies, Inc.
a
1,818,375
12,507 Haemonetics Corporation
a
976,547
Total 3,802,025
Life Sciences Tools & Services  10.1%
77,654 Avantor, Inc.
a
1,636,170
27,235 Bio-Techne Corporation 1,961,737
43,707 Danaher Corporation 10,032,942
4,937 Illumina, Inc.
a
659,731
18,128 IQVIA Holding, Inc.
a
3,562,333
13,877 Thermo Fisher Scientific, Inc. 7,219,232
Total 25,072,145
Managed Health Care  13.1%
7,828 Elevance Health, Inc. 2,887,749
17,566 HealthEquity, Inc.
a
1,685,458
7,480 Humana, Inc. 1,897,751
7,135 Molina Healthcare, Inc.
a
2,076,642
Shares Common Stock  99.3% Value
Managed Health Care  13.1% - continued
47,504 UnitedHealth Group, Inc. $ 24,030,373
Total 32,577,973
Pharmaceuticals  30.0%
44,428 Bristol-Myers Squibb Company 2,512,848
34,538 Eli Lilly & Company 26,663,336
132,794 Johnson & Johnson 19,204,668
113,897 Merck & Company, Inc. 11,330,473
225,482 Pfizer, Inc. 5,982,037
62,481 Sanofi SA ADR 3,013,459
144,991 Teva Pharmaceutical Industries,
Ltd. ADR
a
3,195,602
15,944 Zoetis, Inc. 2,597,756
Total 74,500,179
Total Common Stock
(cost $177,317,935) 246,297,431
Shares
Registered Investment
Companies   0.4% Value
U.S. Unaffiliated   0.4%
11,831 SPDR S&P Biotech ETF 1,065,500
Total 1,065,500
Total Registered Investment
Companies (cost $1,152,520) 1,065,500
Shares Short-Term Investments 0.3% Value
Thrivent Core Short-Term Reserve
Fund
70,775 4.730% 707,750
Total Short-Term Investments
(cost $707,750) 707,750
Total Investments (cost
$179,178,205) 100.0% $248,070,681
Other Assets and Liabilities, Net
<0.1% 89,779
Total Net Assets 100.0% $248,160,460
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CVR - Contingent Value Right
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Healthcare Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 79,354,573
Gross unrealized depreciation (10,791,083)
Net unrealized appreciation (depreciation) $ 68,563,490
Cost for federal income tax purposes $ 179,507,191
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 37,887,062 37,887,062 – –
Health Care Distributors 6,667,063 6,667,063 – –
Health Care Equipment 54,051,567 54,044,897 – 6,670
Health Care Facilities 5,101,953 5,101,953 – –
Health Care Services 6,637,464 6,637,464 – –
Health Care Supplies 3,802,025 3,802,025 – –
Life Sciences Tools & Services 25,072,145 25,072,145 – –
Managed Health Care 32,577,973 32,577,973 – –
Pharmaceuticals 74,500,179 74,500,179 – –
Registered Investment Companies
U.S. Unaffiliated 1,065,500 1,065,500 – –
Subtotal Investments in Securities $247,362,931 $247,356,261 $– $6,670
Other Investments  * Total
Affiliated Short-Term Investments 707,750
Subtotal Other Investments $707,750
Total Investments at Value $248,070,681
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Healthcare Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $330 $30,274 $29,896 $708 71 0.3%
Total Affiliated Short-Term Investments 330 708 0.3
Total Value $330 $708
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $– $– $ – $39
Total Income/Non Cash Income from Affiliated
Investments $39
Total Value $– $– $ –

High Yield Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans 2.3%
a
Value
Basic Materials  0.2%
Grinding Media, Inc., Term Loan
$ 1,596,857
8.021%,  (TSFR3M +
3.500%), 10/12/2028
b
$ 1,602,845
Total 1,602,845
Communications Services  0.5%
Cengage Learning, Inc., Term
Loan
1,547,107
7.956%,  (TSFR2M +
3.500%), 11/24/2031
b
1,553,326
Gray Television, Inc., Term Loan
1,128,000
7.667%,  (TSFR1M +
3.000%), 12/1/2028
b
1,039,881
NEP Group, Inc., Term Loan
1,203,785
9.221%,PIK 1.500%,
(TSFR1M + 4.750%),
8/19/2026
b,c
1,094,241
Sinclair Television Group, Inc.,
Term Loan
531,492
7.471%,  (TSFR1M +
3.000%), 4/3/2028
b
429,403
Total 4,116,851
Consumer Cyclical  0.2%
Marriott Ownership Resorts, Inc.,
Term Loan
1,069,625
6.607%,  (TSFR1M +
2.250%), 4/1/2031
b
1,068,288
Six Flags Entertainment
Corporation, Term Loan
538,295
6.357%,  (TSFR1M +
2.000%), 5/1/2031
b
539,135
Total 1,607,423
Consumer Non-Cyclical  0.7%
Amneal Pharmaceuticals, LLC,
Term Loan
1,507,651
9.857%,  (TSFR1M +
5.500%), 5/4/2028
b
1,547,860
B&G Foods, Inc., Term Loan
1,680,787
7.857%,  (TSFR1M +
3.500%), 10/10/2029
b
1,679,745
Chobani , LLC, Term Loan
528,660
8.107%,  (TSFR1M +
3.750%), 10/25/2027
b
532,461
ModivCare , Inc., Term Loan
558,195
9.079%,  (TSFR3M +
4.750%), 7/1/2031
b
525,636
Triton Water Holdings, Inc., Term
Loan
1,330,217
7.840%,  (TSFR3M +
3.250%), 3/31/2028
b
1,339,036
Total 5,624,738
Financials  0.1%
Acrisure , LLC, Term Loan
539,647
7.107%,  (TSFR1M +
2.750%), 2/16/2027
b
539,815
Principal
Amount Bank Loans  2.3%
a
Value
Financials  0.1% - continued
$ 270,323
7.357%,  (TSFR1M +
3.000%), 11/6/2030
b
$ 270,239
Total 810,054
Technology  0.2%
CoreLogic , Inc., Term Loan
1,538,325
7.971%,  (TSFR1M +
3.500%), 6/2/2028
b
1,516,896
Total 1,516,896
Transportation  0.4%
AAdvantage Loyalty IP, Ltd., Term
Loan
1,834,000
9.629%,  (TSFR3M +
4.750%), 4/20/2028
b
1,880,473
Genesee & Wyoming, Inc., Term
Loan
1,681,785
6.079%,  (TSFR3M +
1.750%), 4/10/2031
b
1,676,824
Total 3,557,297
Total Bank Loans
(cost $18,830,263) 18,836,104
Principal
Amount Long-Term Fixed Income 89.1% Value
Basic Materials  5.1%
ACN 113 874 712, Pty. Ltd.
3,195,300 11.500%,  2/15/2018
*, d,e
3,195
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
640,000 8.625%,  6/15/2029
f
672,472
ATI, Inc.
953,000 7.250%,  8/15/2030 979,974
Avient Corporation
1,685,000 6.250%,  11/1/2031
f
1,662,065
Axalta Coating Systems Dutch
Holding B BV
1,386,000 7.250%,  2/15/2031
f
1,434,281
Baffinland Iron Mines
Corporation/ Baffinland Iron
Mines, LP
315,000 8.750%,  7/15/2026
f
297,299
Cascades, Inc./Cascades USA,
Inc.
1,534,000 5.125%,  1/15/2026
f
1,518,524
Cerdia Finanz GmbH
1,100,000 9.375%,  10/3/2031
f
1,144,737
Chemours Company
2,339,000 5.750%,  11/15/2028
f
2,172,780
Cleveland-Cliffs, Inc.
1,262,000 6.875%,  11/1/2029
f
1,248,497
1,515,000 4.875%,  3/1/2031
f
1,352,367
1,685,000 7.000%,  3/15/2032
f,g
1,654,857
Consolidated Energy Finance SA
3,093,000 5.625%,  10/15/2028
f
2,522,620
First Quantum Minerals, Ltd.
2,420,000 6.875%,  10/15/2027
f
2,408,510
Hecla Mining Company
895,000 7.250%,  2/15/2028 900,612

High Yield Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  89.1% Value
Basic Materials  5.1% - continued
Hudbay Minerals, Inc.
$ 675,000 4.500%,  4/1/2026
f
$ 665,356
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
2,040,000 9.000%,  7/1/2028
f
2,065,584
INEOS Finance plc
1,870,000 7.500%,  4/15/2029
f
1,914,173
Magnera Corporation
1,262,000 7.250%,  11/15/2031
f
1,232,028
Mercer International, Inc.
281,000 12.875%,  10/1/2028
f
302,484
Methanex US Operations, Inc.
1,127,000 6.250%,  3/15/2032
f
1,114,999
Mineral Resources, Ltd.
1,623,000 9.250%,  10/1/2028
f
1,702,803
Novelis Corporation
2,050,000 4.750%,  1/30/2030
f
1,892,204
SCIL IV, LLC/SCIL USA Holdings,
LLC
1,652,000 5.375%,  11/1/2026
f
1,617,981
SNF Group SACA
1,074,000 3.125%,  3/15/2027
f
1,014,305
1,133,000 3.375%,  3/15/2030
f
992,925
SunCoke Energy, Inc.
2,707,000 4.875%,  6/30/2029
f
2,467,822
Taseko Mines, Ltd.
1,585,000 8.250%,  5/1/2030
f
1,617,880
Tronox , Inc.
785,000 4.625%,  3/15/2029
f
704,577
United States Steel Corporation
1,666,000 6.875%,  3/1/2029
g
1,666,193
Veritiv Operating Company
565,000 10.500%,  11/30/2030
f
608,494
Total 41,552,598
Capital Goods  9.6%
AAR Escrow Issuer, LLC
791,000 6.750%,  3/15/2029
f
802,159
Abengoa Abenewco 2 Bis SA
3,963,663
0.000%,PIK 1.500%,
4/26/2024
*, c,d,e
19,818
Advanced Drainage Systems, Inc.
1,780,000 5.000%,  9/30/2027
f
1,746,786
AECOM
1,560,000 5.125%,  3/15/2027 1,545,027
Amsted Industries, Inc.
890,000 5.625%,  7/1/2027
f
881,428
2,240,000 4.625%,  5/15/2030
f
2,106,981
Ardagh Packaging Finance
plc/ Ardagh Holdings USA, Inc.
811,000 4.125%,  8/15/2026
f,g
729,900
769,000 5.250%,  8/15/2027
f,g
436,554
Boeing Company
541,000 6.298%,  5/1/2029 560,783
421,000 6.388%,  5/1/2031 440,164
Bombardier, Inc.
336,000 7.875%,  4/15/2027
f
336,509
2,250,000 6.000%,  2/15/2028
f
2,240,884
2,242,000 7.000%,  6/1/2032
f,g
2,280,699
Principal
Amount Long-Term Fixed Income  89.1% Value
Capital Goods  9.6% - continued
Builders FirstSource , Inc.
$ 795,000 5.000%,  3/1/2030
f
$ 755,740
Canpack SA/ Canpack US, LLC
3,166,000 3.875%,  11/15/2029
f
2,851,029
Chart Industries, Inc.
2,631,000 7.500%,  1/1/2030
f
2,735,391
Clean Harbors, Inc.
3,740,000 5.125%,  7/15/2029
f
3,590,053
Clydesdale Acquisition Holdings,
Inc.
297,000 6.625%,  4/15/2029
f
298,969
1,100,000 6.875%,  1/15/2030
f
1,107,443
594,000 8.750%,  4/15/2030
f,g
600,456
Cornerstone Building Brands, Inc.
814,000 6.125%,  1/15/2029
f
648,811
410,000 9.500%,  8/15/2029
f
397,607
CP Atlas Buyer, Inc.
745,000 7.000%,  12/1/2028
f,g
655,208
Crown Cork & Seal Company, Inc.
2,265,000 7.375%,  12/15/2026 2,323,775
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
2,400,000 6.625%,  12/15/2030
f
2,403,201
GFL Environmental, Inc.
4,440,000 4.000%,  8/1/2028
f
4,204,209
H&E Equipment Services, Inc.
3,472,000 3.875%,  12/15/2028
f
3,173,189
Herc Holdings, Inc.
831,000 5.500%,  7/15/2027
f
820,382
1,280,000 6.625%,  6/15/2029
f
1,296,217
Mauser Packaging Solutions
Holding Company
1,515,000 9.250%,  4/15/2027
f,g
1,532,727
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
475,000 6.750%,  4/1/2032
f
477,226
MIWD Holdco II, LLC
1,369,000 5.500%,  2/1/2030
f
1,293,122
Mueller Water Products, Inc.
1,300,000 4.000%,  6/15/2029
f
1,201,040
Nesco Holdings II, Inc.
2,640,000 5.500%,  4/15/2029
f
2,449,655
New Enterprise Stone and Lime
Company, Inc.
3,553,000 5.250%,  7/15/2028
f
3,432,313
OI European Group BV
1,700,000 4.750%,  2/15/2030
f
1,513,404
Owens-Brockway Glass Container,
Inc.
1,217,000 6.625%,  5/13/2027
f
1,211,771
640,000 7.375%,  6/1/2032
f,g
611,939
Pactiv Evergreen Group
876,000 4.375%,  10/15/2028
f
875,300
Resideo Funding, Inc.
1,636,000 6.500%,  7/15/2032
f
1,638,040
Reworld Holding Corporation
965,000 4.875%,  12/1/2029
f
892,451
Roller Bearing Company of
America, Inc.
1,672,000 4.375%,  10/15/2029
f
1,562,274

High Yield Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  89.1% Value
Capital Goods  9.6% - continued
Sealed Air Corporation/Sealed Air
Corporation (US)
$ 732,000 6.125%,  2/1/2028
f
$ 734,436
Smyrna Ready Mix Concrete, LLC
1,825,000 8.875%,  11/15/2031
f
1,913,430
Spirit AeroSystems , Inc.
1,080,000 4.600%,  6/15/2028
g
1,024,122
820,000 9.750%,  11/15/2030
f
907,419
SRM Escrow Issuer, LLC
744,000 6.000%,  11/1/2028
f
725,672
Standard Building Solutions, Inc.
565,000 6.500%,  8/15/2032
f
565,905
Summit Materials, LLC/Summit
Materials Finance Corporation
628,000 7.250%,  1/15/2031
f
666,362
TransDigm , Inc.
787,000 6.750%,  8/15/2028
f
793,866
2,691,000 7.125%,  12/1/2031
f
2,755,485
1,465,000 6.625%,  3/1/2032
f
1,478,223
Trivium Packaging Finance
1,210,000 5.500%,  8/15/2026
f
1,192,673
1,011,000 8.500%,  8/15/2027
f
1,009,447
United Rentals North America, Inc.
2,100,000 3.875%,  2/15/2031 1,876,016
WESCO Distribution, Inc.
1,587,000 7.250%,  6/15/2028
f
1,613,684
789,000 6.375%,  3/15/2029
f
799,545
552,000 6.625%,  3/15/2032
f
561,038
Total 79,297,957
Communications Services  11.6%
Altice Financing SA
1,392,000 5.750%,  8/15/2029
f
1,019,003
Altice France SA
1,207,000 5.125%,  7/15/2029
f
903,878
2,796,000 5.500%,  10/15/2029
f
2,094,279
AMC Networks, Inc.
1,538,000 10.250%,  1/15/2029
f
1,633,014
C&W Senior Finance, Ltd.
315,000 6.875%,  9/15/2027
f
311,339
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,563,000 5.000%,  2/1/2028
f
1,506,566
3,380,000 5.375%,  6/1/2029
f
3,229,357
4,710,000 4.750%,  3/1/2030
f
4,301,013
1,916,000 4.250%,  2/1/2031
f
1,669,843
843,000 4.750%,  2/1/2032
f
739,883
Clear Channel Outdoor Holdings,
Inc.
952,000 7.500%,  6/1/2029
f
832,951
Clear Channel Worldwide
Holdings, Inc.
2,605,000 5.125%,  8/15/2027
f
2,507,490
Connect Finco SARL/Connect US
Finco , LLC
871,000 9.000%,  9/15/2029
f
793,311
CSC Holdings, LLC
1,031,000 5.375%,  2/1/2028
f
889,451
855,000 11.750%,  1/31/2029
f
844,378
1,462,000 6.500%,  2/1/2029
f
1,227,335
3,061,000 5.750%,  1/15/2030
f
1,741,287
1,240,000 4.125%,  12/1/2030
f
890,771
Principal
Amount Long-Term Fixed Income  89.1% Value
Communications Services  11.6% - continued
Deluxe Corporation
$ 986,000 8.125%,  9/15/2029
f
$ 999,824
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
5,300,000 5.875%,  8/15/2027
f
5,163,783
DISH DBS Corporation
1,308,000 5.250%,  12/1/2026
f
1,188,908
1,271,000 5.750%,  12/1/2028
f,g
1,086,698
1,144,000 5.125%,  6/1/2029 732,537
DISH Network Corporation
1,128,000 11.750%,  11/15/2027
f
1,194,769
EchoStar Corporation
1,977,000 10.750%,  11/30/2029 2,125,839
Frontier Communications
Holdings, LLC
898,000 5.875%,  10/15/2027
f
895,153
1,590,000 5.000%,  5/1/2028
f
1,554,407
1,747,000 6.750%,  5/1/2029
f
1,755,764
561,000 8.750%,  5/15/2030
f
592,915
GCI, LLC
2,447,000 4.750%,  10/15/2028
f
2,285,324
Gray Television, Inc.
1,435,000 5.375%,  11/15/2031
f
765,090
iHeartCommunications , Inc.
453,150 9.125%,  5/1/2029
f
393,254
493,950 7.750%,  8/15/2030
f,g
384,494
Iliad Holding SASU
2,081,000 8.500%,  4/15/2031
f
2,212,445
1,691,000 7.000%,  4/15/2032
f
1,699,555
Intelsat Jackson Holdings SA
1,081,000 6.500%,  3/15/2030
f
997,085
Lamar Media Corporation
1,222,000 3.625%,  1/15/2031 1,075,488
LCPR Senior Secured Financing
DAC
2,279,000 6.750%,  10/15/2027
f
2,062,038
Level 3 Financing, Inc.
1,533,000 4.250%,  7/1/2028
f
1,377,952
562,000 4.875%,  6/15/2029
f,g
488,940
400,000 11.000%,  11/15/2029
f
449,968
1,450,000 10.500%,  5/15/2030
f
1,579,050
McGraw-Hill Education, Inc.
1,081,000 5.750%,  8/1/2028
f
1,055,449
983,000 8.000%,  8/1/2029
f
983,075
News Corporation
1,309,000 3.875%,  5/15/2029
f
1,214,275
Nexstar Media, Inc.
960,000 5.625%,  7/15/2027
f
936,342
843,000 4.750%,  11/1/2028
f
785,997
Optics Bidco SPA
1,504,000 6.000%,  9/30/2034
f
1,443,899
Outfront Media Capital,
LLC/ Outfront Media Capital
Corporation
918,000 4.625%,  3/15/2030
f,g
848,285
Paramount Global
477,000 6.375%,  3/30/2062
b
461,060
Playtika Holding Corporation
2,293,000 4.250%,  3/15/2029
f
2,078,608
Sable International Finance, Ltd.
1,122,000 7.125%,  10/15/2032
f
1,099,380

High Yield Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  89.1% Value
Communications Services  11.6% - continued
Sinclair Television Group, Inc.
$ 557,000 4.125%,  12/1/2030
f,g
$ 409,673
Sirius XM Radio, LLC
720,000 3.125%,  9/1/2026
f
691,601
365,000 5.000%,  8/1/2027
f
354,972
1,649,000 4.000%,  7/15/2028
f
1,519,317
890,000 3.875%,  9/1/2031
f
744,733
TEGNA, Inc.
789,000 4.750%,  3/15/2026
f
778,164
2,086,000 4.625%,  3/15/2028 1,971,276
Telenet Finance Luxembourg
Notes SARL
600,000 5.500%,  3/1/2028
f
582,732
Telesat Canada/ Telesat , LLC
527,000 4.875%,  6/1/2027
f
293,439
Uniti Group, LP/ Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
1,381,000 4.750%,  4/15/2028
f
1,294,324
557,000 6.500%,  2/15/2029
f
505,402
Univision Communications, Inc.
320,000 8.000%,  8/15/2028
f
325,799
1,927,000 4.500%,  5/1/2029
f
1,724,814
1,400,000 8.500%,  7/31/2031
f
1,372,699
Urban One, Inc.
473,000 7.375%,  2/1/2028
f
294,442
Viasat , Inc.
1,263,000 6.500%,  7/15/2028
f,g
1,023,788
Virgin Media Finance plc
1,971,000 5.000%,  7/15/2030
f
1,668,155
Virgin Media Secured Finance plc
2,335,000 5.500%,  5/15/2029
f
2,190,102
VZ Secured Financing BV
2,661,000 5.000%,  1/15/2032
f
2,353,542
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
1,521,000 8.250%,  10/1/2031
f
1,570,924
Zegona Finance plc
1,483,000 8.625%,  7/15/2029
f
1,572,029
Ziggo Bond Company BV
987,000 5.125%,  2/28/2030
f,g
889,294
Total 95,234,020
Consumer Cyclical  16.6%
1011778 B.C., ULC/New Red
Finance, Inc.
3,006,000 5.625%,  9/15/2029
f
2,960,975
1,525,000 4.000%,  10/15/2030
f
1,363,865
Adient Global Holdings, Ltd.
1,256,000 8.250%,  4/15/2031
f,g
1,280,773
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
820,000 6.000%,  6/1/2029
f,g
747,149
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,125,000 4.625%,  6/1/2028
f
1,063,681
1,160,000 4.625%,  6/1/2028
f
1,092,447
Allison Transmission, Inc.
1,299,000 3.750%,  1/30/2031
f
1,149,287
Principal
Amount Long-Term Fixed Income  89.1% Value
Consumer Cyclical  16.6% - continued
American Axle & Manufacturing,
Inc.
$ 2,776,000 5.000%,  10/1/2029
g
$ 2,534,966
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
436,000 7.000%,  4/15/2030
f,g
386,795
Anywhere Real Estate Group, LLC/
Realogy Co-Issuer Corporation
591,000 5.750%,  1/15/2029
f,g
472,590
Arches Buyer, Inc.
1,732,000 6.125%,  12/1/2028
f
1,546,271
Arko Corporation
1,788,000 5.125%,  11/15/2029
f,g
1,626,576
Asbury Automotive Group, Inc.
540,000 5.000%,  2/15/2032
f
492,596
Ashton Woods USA, LLC/Ashton
Woods Finance Company
800,000 4.625%,  8/1/2029
f
736,011
1,410,000 4.625%,  4/1/2030
f
1,279,400
Aston Martin Capital Holdings, Ltd.
780,000 10.000%,  3/31/2029
f
761,441
Beazer Homes USA, Inc.
553,000 7.500%,  3/15/2031
f
561,614
Belron UK Finance plc
1,481,000 5.750%,  10/15/2029
f
1,465,759
Boyd Gaming Corporation
2,210,000 4.750%,  6/15/2031
f
2,044,645
Boyne USA, Inc.
1,275,000 4.750%,  5/15/2029
f
1,208,651
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
135,000 6.250%,  9/15/2027
f
133,824
1,607,000 5.000%,  6/15/2029
f
1,493,854
350,000 4.875%,  2/15/2030
f
316,074
Caesars Entertainment, Inc.
5,104,000 4.625%,  10/15/2029
f
4,778,661
944,000 6.500%,  2/15/2032
f
948,261
Carnival Corporation
797,000 7.625%,  3/1/2026
f
798,165
2,612,000 5.750%,  3/1/2027
f
2,606,239
1,764,000 4.000%,  8/1/2028
f
1,671,894
2,090,000 6.000%,  5/1/2029
f
2,085,055
Carvana Company
409,942
0.000%,PIK 12.000%,
12/1/2028
c,f
437,721
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
2,136,000 5.250%,  7/15/2029 2,053,092
Choice Hotels International, Inc.
842,000 3.700%,  12/1/2029 781,765
Churchill Downs, Inc.
1,065,000 4.750%,  1/15/2028
f
1,027,335
899,000 6.750%,  5/1/2031
f
908,724
Clarios Global, LP/ Clarios US
Finance Company, Inc.
1,200,000 6.750%,  5/15/2028
f
1,221,947
Crocs, Inc.
562,000 4.250%,  3/15/2029
f
519,515

High Yield Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  89.1% Value
Consumer Cyclical  16.6% - continued
Dana, Inc.
$ 1,400,000 4.250%,  9/1/2030 $ 1,302,941
1,265,000 4.500%,  2/15/2032 1,160,233
Ford Motor Company
2,900,000 3.250%,  2/12/2032 2,411,939
Gap, Inc.
1,155,000 3.625%,  10/1/2029
f
1,037,136
Garrett Motion Holdings, Inc./
Garrett LX I SARL
1,120,000 7.750%,  5/31/2032
f
1,136,279
General Motors Financial
Company, Inc.
1,606,000 5.750%,  9/30/2027
b,h
1,539,365
Genting New York, LLC/GENNY
Capital, Inc.
899,000 7.250%,  10/1/2029
f
926,289
Goodyear Tire & Rubber Company
1,790,000 5.000%,  7/15/2029
g
1,643,701
Group 1 Automotive, Inc.
614,000 6.375%,  1/15/2030
f
615,227
Hanesbrands, Inc.
898,000 4.875%,  5/15/2026
f
884,057
604,000 9.000%,  2/15/2031
f
643,792
Hilton Domestic Operating
Company, Inc.
1,651,000 4.875%,  1/15/2030 1,583,653
2,475,000 3.625%,  2/15/2032
f
2,149,976
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
2,086,000 5.000%,  6/1/2029
f
1,965,615
International Game Technology plc
1,530,000 6.250%,  1/15/2027
f
1,539,668
835,000 5.250%,  1/15/2029
f
814,589
Jacobs Entertainment, Inc.
1,182,000 6.750%,  2/15/2029
f
1,140,688
KB Home
1,208,000 6.875%,  6/15/2027 1,233,577
1,123,000 4.000%,  6/15/2031 991,474
L Brands, Inc.
1,559,000 5.250%,  2/1/2028 1,534,916
829,000 6.625%,  10/1/2030
f
834,960
811,000 6.875%,  11/1/2035 829,827
LGI Homes, Inc.
1,127,000 7.000%,  11/15/2032
f
1,115,888
Life Time, Inc.
1,178,000 6.000%,  11/15/2031
f
1,166,227
Light & Wonder International, Inc.
1,500,000 7.250%,  11/15/2029
f
1,530,205
Live Nation Entertainment, Inc.
858,000 4.750%,  10/15/2027
f
829,502
Macy's Retail Holdings, LLC
2,770,000 5.875%,  4/1/2029
f,g
2,704,099
Mattamy Group Corporation
1,800,000 4.625%,  3/1/2030
f
1,674,535
Melco Resorts Finance, Ltd.
900,000 5.375%,  12/4/2029
f
821,617
775,000 7.625%,  4/17/2032
f
777,776
MGM China Holdings, Ltd.
281,000 7.125%,  6/26/2031
f,g
284,062
Principal
Amount Long-Term Fixed Income  89.1% Value
Consumer Cyclical  16.6% - continued
MGM Resorts International
$ 1,124,000 6.125%,  9/15/2029 $ 1,122,588
Michaels Companies, Inc.
1,756,000 5.250%,  5/1/2028
f
1,325,796
NCL Corporation, Ltd.
2,417,000 5.875%,  3/15/2026
f
2,413,720
2,704,000 5.875%,  2/15/2027
f
2,695,544
Nordstrom, Inc.
825,000 4.250%,  8/1/2031 721,508
Parkland Corporation
809,000 6.625%,  8/15/2032
f
800,587
PENN Entertainment, Inc.
1,890,000 4.125%,  7/1/2029
f,g
1,694,774
PetSmart, Inc./PetSmart Finance
Corporation
1,592,000 4.750%,  2/15/2028
f
1,502,045
1,574,000 7.750%,  2/15/2029
f
1,521,524
Phinia , Inc.
843,000 6.625%,  10/15/2032
f
838,437
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
1,989,000 5.750%,  4/15/2026
f
1,987,886
2,220,000 3.375%,  8/31/2027
f
2,076,304
QVC, Inc.
450,000 6.875%,  4/15/2029
f,g
366,153
Rakuten Group, Inc.
281,000 11.250%,  2/15/2027
f
306,298
281,000 9.750%,  4/15/2029
f
304,147
Raven Acquisition Holdings, LLC
1,100,000 6.875%,  11/15/2031
f
1,088,965
Real Hero Merger Sub 2, Inc.
564,000 6.250%,  2/1/2029
f
484,928
Royal Caribbean Cruises, Ltd.
3,333,000 4.250%,  7/1/2026
f
3,270,100
1,300,000 5.375%,  7/15/2027
f
1,291,898
614,000 6.000%,  2/1/2033
f
612,542
S&S Holdings, LLC
733,000 8.375%,  10/1/2031
f
738,183
Saks Global Enterprises, LLC
1,977,000 11.000%,  12/15/2029
f
1,904,325
Scientific Games Holdings, LP/
Scientific Games US FinCo , Inc.
584,000 6.625%,  3/1/2030
f
558,849
SeaWorld Parks and
Entertainment, Inc.
1,852,000 5.250%,  8/15/2029
f
1,767,716
Service Corporation International/
US
1,010,000 5.750%,  10/15/2032 979,683
Six Flags Theme Parks, Inc.
265,000 7.000%,  7/1/2025
f,g
264,752
Sonic Automotive, Inc.
979,000 4.875%,  11/15/2031
f
878,353
Staples, Inc.
1,600,000 10.750%,  9/1/2029
f
1,574,057
355,847 12.750%,  1/15/2030
f,g
278,244
Station Casinos, LLC
800,000 4.500%,  2/15/2028
f
759,091
700,000 4.625%,  12/1/2031
f
627,054
Tenneco, Inc.
1,485,000 8.000%,  11/17/2028
f
1,384,034

High Yield Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  89.1% Value
Consumer Cyclical  16.6% - continued
Victoria's Secret & Company
$ 1,814,000 4.625%,  7/15/2029
f
$ 1,653,335
Victra Holdings, LLC/ Victra
Finance Corporation
365,000 8.750%,  9/15/2029
f,g
381,614
Viking Cruises, Ltd.
4,049,000 5.875%,  9/15/2027
f
4,018,591
Walgreens Boots Alliance, Inc.
540,000 3.200%,  4/15/2030 433,921
WASH Multifamily Acquisition, Inc.
1,055,000 5.750%,  4/15/2026
f
1,046,843
Wyndham Hotels & Resorts, Inc.
1,638,000 4.375%,  8/15/2028
f
1,557,023
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
1,117,000 7.125%,  2/15/2031
f
1,163,255
ZF North America Capital, Inc.
1,053,000 6.875%,  4/14/2028
f
1,050,032
1,265,000 6.750%,  4/23/2030
f
1,216,847
Total 136,042,977
Consumer Non-Cyclical  11.1%
1375209 B.C., Ltd.
1,574,000 9.000%,  1/30/2028
f,g
1,572,744
AdaptHealth , LLC
3,819,000 4.625%,  8/1/2029
f
3,434,433
Albertson's Companies, Inc.
3,250,000 5.875%,  2/15/2028
f
3,236,593
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
1,650,000 4.625%,  1/15/2027
f
1,615,372
1,911,000 3.500%,  3/15/2029
f
1,739,316
Bausch + Lomb Corporation
472,000 8.375%,  10/1/2028
f
488,520
Bausch Health Companies, Inc.
1,240,000 5.500%,  11/1/2025
f
1,209,238
2,297,000 4.875%,  6/1/2028
f
1,837,600
648,000 11.000%,  9/30/2028
f,g
615,600
BellRing Brands, Inc.
1,257,000 7.000%,  3/15/2030
f
1,287,385
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
733,000 9.500%,  10/15/2029
f
720,474
Central Garden & Pet Company
1,404,000 4.125%,  10/15/2030
g
1,260,976
Champ Acquisition Corporation
675,000 8.375%,  12/1/2031
f
688,553
Cheplapharm Arzneimittel GmbH
290,000 5.500%,  1/15/2028
f
262,680
Chobani Holdco II, LLC
561,000
8.750%,PIK 9.500%,
10/1/2029
c,f
593,268
CHS/Community Health Systems,
Inc.
1,372,000 5.625%,  3/15/2027
f
1,316,732
650,000 6.125%,  4/1/2030
f,g
446,036
2,699,000 4.750%,  2/15/2031
f
2,094,306
1,121,000 10.875%,  1/15/2032
f
1,156,567
Principal
Amount Long-Term Fixed Income  89.1% Value
Consumer Non-Cyclical  11.1% - continued
Concentra Escrow Issuer
Corporation
$ 245,000 6.875%,  7/15/2032
f
$ 250,135
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,944,000 4.750%,  1/15/2029
f,g
2,805,499
CVS Health Corporation
1,129,000 7.000%,  3/10/2055
b
1,132,788
DaVita, Inc.
2,070,000 6.875%,  9/1/2032
f
2,085,867
Edgewell Personal Care Company
1,910,000 5.500%,  6/1/2028
f
1,869,563
Embecta Corporation
2,541,000 5.000%,  2/15/2030
f
2,340,421
Encompass Health Corporation
1,238,000 4.500%,  2/1/2028 1,194,568
Endo Finance Holdings, Inc.
1,125,000 8.500%,  4/15/2031
f,g
1,191,975
Energizer Holdings, Inc.
2,670,000 4.750%,  6/15/2028
f
2,544,244
Fiesta Purchaser, Inc.
1,123,000 9.625%,  9/15/2032
f,g
1,176,436
Fortrea Holdings, Inc.
1,200,000 7.500%,  7/1/2030
f,g
1,201,991
Grifols SA
900,000 4.750%,  10/15/2028
f
827,036
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
841,000 7.875%,  9/1/2025
f
839,812
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,433,000 4.875%,  6/1/2029
f
1,003,100
KeHE Distributors, LLC/ KeHE
Finance Corporation/ NextWave
Distribution, Inc.
733,000 9.000%,  2/15/2029
f
760,471
Lamb Weston Holdings, Inc.
839,000 4.375%,  1/31/2032
f
759,162
LifePoint Health, Inc.
811,000 5.375%,  1/15/2029
f
710,970
895,000 9.875%,  8/15/2030
f
965,667
1,010,000 11.000%,  10/15/2030
f
1,108,640
1,082,000 10.000%,  6/1/2032
f,g
1,100,120
Medline Borrower, LP/Medline Co-
Issuer, Inc.
1,582,000 6.250%,  4/1/2029
f
1,598,681
ModivCare , Inc.
678,000 5.000%,  10/1/2029
f
398,728
Mozart Debt Merger Sub, Inc.
1,953,000 3.875%,  4/1/2029
f
1,808,453
2,331,000 5.250%,  10/1/2029
f
2,249,564
MPH Acquisition Holdings, LLC
424,000 5.500%,  9/1/2028
f
363,481
Newell Brands, Inc.
306,000 6.375%,  9/15/2027
g
307,055
796,000 6.625%,  9/15/2029
g
809,461
505,000 6.375%,  5/15/2030 505,832
Organon & Company/ Organon
Foreign Debt Co-Issuer BV
805,000 4.125%,  4/30/2028
f
756,285
2,110,000 5.125%,  4/30/2031
f
1,896,489

High Yield Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  89.1% Value
Consumer Non-Cyclical  11.1% - continued
Owens & Minor, Inc.
$ 1,064,000 6.625%,  4/1/2030
f,g
$ 997,650
Performance Food Group, Inc.
1,404,000 4.250%,  8/1/2029
f
1,302,677
1,685,000 6.125%,  9/15/2032
f
1,684,923
Perrigo Finance Unlimited
Company
1,092,000 4.900%,  6/15/2030 1,023,475
742,000 6.125%,  9/30/2032 725,550
Post Holdings, Inc.
1,100,000 4.500%,  9/15/2031
f
985,427
1,100,000 6.250%,  10/15/2034
f,g
1,071,555
Prime Healthcare Services, Inc.
1,230,000 9.375%,  9/1/2029
f
1,196,433
Sigma Holdco BV
652,000 7.875%,  5/15/2026
f
645,303
Simmons Foods, Inc.
3,523,000 4.625%,  3/1/2029
f
3,255,578
Sotera Health Holdings, LLC
1,122,000 7.375%,  6/1/2031
f
1,136,700
Spectrum Brands, Inc.
196,000 3.875%,  3/15/2031
f
168,667
Star Parent, Inc.
816,000 9.000%,  10/1/2030
f
847,498
Surgery Center Holdings, Inc.
950,000 7.250%,  4/15/2032
f,g
969,089
Tenet Healthcare Corporation
4,497,000 5.125%,  11/1/2027 4,404,240
1,900,000 6.750%,  5/15/2031 1,919,458
Teva Pharmaceutical Finance
Netherlands III BV
5,246,000 3.150%,  10/1/2026 5,040,865
US Acute Care Solutions, LLC
1,693,000 9.750%,  5/15/2029
f
1,725,352
Total 91,239,327
Energy  11.5%
Aethon United BR, LP/ Aethon
United Finance Corporation
734,000 7.500%,  10/1/2029
f
750,638
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
2,126,000 5.375%,  6/15/2029
f
2,070,349
Archrock Partners, LP/ Archrock
Partners Finance Corporation
1,330,000 6.250%,  4/1/2028
f
1,322,910
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,571,000 8.250%,  12/31/2028
f
1,603,724
800,000 5.875%,  6/30/2029
f
779,096
Baytex Energy Corporation
1,219,000 8.500%,  4/30/2030
f
1,245,473
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
1,281,000 7.000%,  7/15/2029
f
1,308,346
Borr IHC, Ltd./ Borr Finance, LLC
982,440 10.000%,  11/15/2028
f
977,665
Buckeye Partners, LP
1,050,000 4.500%,  3/1/2028
f
996,265
Principal
Amount Long-Term Fixed Income  89.1% Value
Energy  11.5% - continued
California Resources Corporation
$ 961,000 8.250%,  6/15/2029
f
$ 974,500
Civitas Resources, Inc.
1,656,000 8.375%,  7/1/2028
f
1,719,869
1,339,000 8.750%,  7/1/2031
f
1,395,952
CNX Resources Corporation
818,000 7.375%,  1/15/2031
f
840,310
Comstock Resources, Inc.
3,310,000 5.875%,  1/15/2030
f
3,086,971
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
3,075,000 5.500%,  6/15/2031
f
2,937,018
Crescent Energy Finance, LLC
1,844,000 7.625%,  4/1/2032
f
1,834,511
562,000 7.375%,  1/15/2033
f
545,780
Delek Logistics Partners, LP/ Delek
Logistics Finance Corporation
946,000 8.625%,  3/15/2029
f
978,104
Diamond Foreign Asset Company/
Diamond Finance, LLC
629,000 8.500%,  10/1/2030
f
652,730
DT Midstream, Inc.
843,000 4.125%,  6/15/2029
f
787,259
610,000 4.375%,  6/15/2031
f
556,577
Enerflex , Ltd.
513,000 9.000%,  10/15/2027
f
532,699
Energy Transfer, LP
1,950,000 8.000%,  5/15/2054
b
2,043,499
EQM Midstream Partners, LP
1,695,000 4.750%,  1/15/2031
f
1,594,028
Genesis Energy LP/Genesis
Energy Finance Corporation
1,280,000 8.875%,  4/15/2030 1,302,401
2,320,000 7.875%,  5/15/2032 2,272,053
Gulfport Energy Operating
Corporation
843,000 6.750%,  9/1/2029
f
848,877
Harvest Midstream I, LP
2,707,000 7.500%,  9/1/2028
f
2,730,906
Hess Midstream Operations, LP
1,605,000 4.250%,  2/15/2030
f
1,479,684
Hilcorp Energy I, LP/ Hilcorp
Finance Company
851,000 5.750%,  2/1/2029
f
811,895
1,065,000 6.000%,  2/1/2031
f
984,909
1,750,000 6.250%,  4/15/2032
f
1,610,048
Howard Midstream Energy
Partners, LLC
2,240,000 7.375%,  7/15/2032
f
2,275,554
ITT Holdings, LLC
1,995,000 6.500%,  8/1/2029
f
1,826,300
Kraken Oil & Gas Partners, LLC
1,025,000 7.625%,  8/15/2029
f
986,476
Laredo Petroleum, Inc.
1,609,000 7.750%,  7/31/2029
f
1,593,594
MEG Energy Corporation
988,000 5.875%,  2/1/2029
f
964,396
Mesquite Energy, Inc.
3,740,000 0.000%,  2/15/2023
d,e
56,100
Moss Creek Resources Holdings,
Inc.
809,000 8.250%,  9/1/2031
f
791,066

High Yield Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  89.1% Value
Energy  11.5% - continued
Nabors Industries, Inc.
$ 1,268,000 9.125%,  1/31/2030
f
$ 1,289,509
562,000 8.875%,  8/15/2031
f,g
521,866
Nabors Industries, Ltd.
1,268,000 7.500%,  1/15/2028
f,g
1,174,120
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
628,000 8.125%,  2/15/2029
f
636,255
942,000 8.375%,  2/15/2032
f
949,213
Noble Finance II, LLC
1,629,000 8.000%,  4/15/2030
f
1,645,235
Northern Oil and Gas, Inc.
1,522,000 8.750%,  6/15/2031
f
1,571,012
NuStar Logistics, LP
1,226,000 6.375%,  10/1/2030 1,229,327
PBF Holding Company, LLC/PBF
Finance Corporation
1,255,000 6.000%,  2/15/2028 1,203,538
Permian Resources Operating,
LLC
1,189,000 7.000%,  1/15/2032
f
1,206,965
Prairie Acquiror , LP
1,261,000 9.000%,  8/1/2029
f
1,299,124
Precision Drilling Corporation
1,667,000 6.875%,  1/15/2029
f
1,652,002
Range Resources Corporation
1,745,000 4.750%,  2/15/2030
f,g
1,637,460
Rockies Express Pipeline, LLC
1,610,000 4.950%,  7/15/2029
f
1,528,578
Saturn Oil & Gas, Inc.
933,000 9.625%,  6/15/2029
f,g
907,030
SM Energy Company
450,000 7.000%,  8/1/2032
f
443,679
Sunoco, LP/Sunoco Finance
Corporation
1,200,000 4.500%,  5/15/2029 1,127,193
850,000 4.500%,  4/30/2030 788,339
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
3,265,000 5.500%,  1/15/2028
f
3,140,050
Talos Production, Inc.
472,000 9.000%,  2/1/2029
f
484,254
TGNR Intermediate Holdings, LLC
1,703,000 5.500%,  10/15/2029
f
1,590,206
Transocean, Inc.
1,430,000 8.250%,  5/15/2029
f
1,400,785
1,430,000 8.500%,  5/15/2031
f
1,401,938
USA Compression Partners, LP/
USA Compression Finance
Corporation
800,000 6.875%,  9/1/2027 802,611
Valaris , Ltd.
1,539,000 8.375%,  4/30/2030
f
1,555,204
Venture Global Calcasieu Pass,
LLC
1,382,000 3.875%,  8/15/2029
f
1,269,668
Venture Global LNG, Inc.
1,076,000 8.125%,  6/1/2028
f
1,119,355
1,800,000 9.000%,  9/30/2029
b,f,h
1,881,979
2,247,000 7.000%,  1/15/2030
f
2,280,658
3,872,000 8.375%,  6/1/2031
f
4,038,212
Principal
Amount Long-Term Fixed Income  89.1% Value
Energy  11.5% - continued
Weatherford International, Ltd.
$ 743,000 8.625%,  4/30/2030
f
$ 767,029
Total 94,610,926
Financials  11.8%
Acrisure , LLC/ Acrisure Finance,
Inc.
1,160,000 6.000%,  8/1/2029
f,g
1,112,559
AerCap Ireland Capital
DAC/ AerCap Global Aviation
Trust
842,000 6.950%,  3/10/2055
b
866,564
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
2,083,000 6.750%,  10/15/2027
f
2,065,774
855,000 6.750%,  4/15/2028
f
857,010
843,000 5.875%,  11/1/2029
f,g
809,854
390,000 7.000%,  1/15/2031
f
391,523
Ally Financial, Inc.
541,000 2.200%,  11/2/2028 481,320
836,000 6.700%,  2/14/2033
g
842,744
AmWINS Group, Inc.
630,000 6.375%,  2/15/2029
f
633,863
1,872,000 4.875%,  6/30/2029
f
1,757,804
Avolon Holdings Funding, Ltd.
1,048,000 2.528%,  11/18/2027
f
971,812
Azorra Finance, Ltd.
2,000,000 7.750%,  4/15/2030
f
1,988,135
Baldwin Insurance Group
Holdings, LLC/Baldwin
Insurance Group Holdings
Finance
842,000 7.125%,  5/15/2031
f
859,326
Bank of America Corporation
405,000 4.300%,  1/28/2025
b,h
402,696
Barclays plc
1,199,000 6.125%,  12/15/2025
b,h
1,196,178
BNP Paribas SA
421,000 4.625%,  1/12/2027
b,f,h
395,466
Burford Capital Global Finance,
LLC
1,832,000 9.250%,  7/1/2031
f
1,944,945
Castlelake Aviation Finance DAC
1,951,000 5.000%,  4/15/2027
f
1,960,730
Centene Corporation
920,000 3.375%,  2/15/2030 819,425
Citigroup, Inc.
405,000 6.250%,  8/15/2026
b,h
405,194
Constellation Insurance, Inc.
384,000 6.800%,  1/24/2030
f
373,354
Credit Acceptance Corporation
1,436,000 9.250%,  12/15/2028
f
1,518,820
Diversified Healthcare Trust
734,000 Zero Coupon,  1/15/2026
f
690,745
Drawbridge Special Opportunities
Fund, LP
3,809,000 3.875%,  2/15/2026
f
3,708,884
Encore Capital Group, Inc.
384,000 9.250%,  4/1/2029
f
409,115
FirstCash , Inc.
1,610,000 4.625%,  9/1/2028
f
1,525,950

High Yield Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  89.1% Value
Financials  11.8% - continued
$ 842,000 5.625%,  1/1/2030
f
$ 811,208
Fortress Transportation and
Infrastructure Investors, LLC
1,839,000 7.000%,  5/1/2031
f
1,876,043
1,121,000 7.000%,  6/15/2032
f
1,143,095
Freedom Mortgage Corporation
805,000 7.625%,  5/1/2026
f
806,957
Freedom Mortgage Holdings, LLC
1,925,000 9.250%,  2/1/2029
f
1,986,489
GGAM Finance, Ltd.
911,000 8.000%,  2/15/2027
f
939,657
791,000 8.000%,  6/15/2028
f
830,553
634,000 6.875%,  4/15/2029
f
641,985
Global Aircraft Leasing Company,
Ltd.
2,050,000 8.750%,  9/1/2027
f
2,090,777
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,320,000 3.750%,  12/15/2027
f
2,117,296
goeasy , Ltd.
1,257,000 9.250%,  12/1/2028
f
1,339,684
702,000 6.875%,  5/15/2030
f
707,851
HAT Holdings I, LLC/HAT Holdings
II, LLC
531,000 8.000%,  6/15/2027
f
553,259
Howard Hughes Corporation
512,000 4.125%,  2/1/2029
f
473,111
HSBC Holdings plc
871,000 6.875%,  9/11/2029
b,h
867,022
HUB International, Ltd.
2,343,000 5.625%,  12/1/2029
f
2,272,597
380,000 7.250%,  6/15/2030
f
389,405
624,000 7.375%,  1/31/2032
f
633,767
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
2,629,000 5.250%,  5/15/2027 2,489,073
Intesa Sanpaolo SPA
541,000 4.198%,  6/1/2032
b,f
470,412
J.P. Morgan Chase & Company
406,000 4.600%,  2/1/2025
b,h
404,188
1,966,000 4.000%,  4/1/2025
b,h
1,947,091
406,000 3.650%,  6/1/2026
b,h
393,854
Jane Street Group/JSG Finance,
Inc.
477,000 4.500%,  11/15/2029
f
446,683
505,000 7.125%,  4/30/2031
f
518,972
840,000 6.125%,  11/1/2032
f
832,181
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
601,000 5.000%,  8/15/2028
f
563,760
1,121,000 6.625%,  10/15/2031
f
1,119,224
Jefferson Capital Holdings, LLC
627,000 6.000%,  8/15/2026
f
625,836
1,571,000 9.500%,  2/15/2029
f
1,664,152
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
788,000 4.250%,  2/1/2027
f
759,844
1,267,000 4.750%,  6/15/2029
f
1,194,684
Liberty Mutual Group, Inc.
252,000 4.125%,  12/15/2051
b,f
239,806
Principal
Amount Long-Term Fixed Income  89.1% Value
Financials  11.8% - continued
Macquarie Airfinance Holdings,
Ltd.
$ 1,940,000 6.400%,  3/26/2029
f
$ 1,996,129
825,000 6.500%,  3/26/2031
f
852,293
Midcap Financial Issuer Trust
812,000 6.500%,  5/1/2028
f
794,103
Molina Healthcare, Inc.
1,505,000 4.375%,  6/15/2028
f
1,426,294
MPT Operating Partnership, LP/
MPT Finance Corporation
2,864,000 4.625%,  8/1/2029
g
2,052,197
Nationstar Mortgage Holdings,
Inc.
818,000 6.500%,  8/1/2029
f
816,614
881,000 5.125%,  12/15/2030
f
822,001
NatWest Group plc
541,000 8.125%,  11/10/2033
b,h
576,180
Navient Corporation
512,000 5.500%,  3/15/2029 482,979
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
501,000 4.500%,  9/30/2028
f
458,680
OneMain Finance Corporation
1,678,000 3.500%,  1/15/2027 1,600,609
811,000 3.875%,  9/15/2028 747,369
2,105,000 9.000%,  1/15/2029 2,232,079
1,298,000 4.000%,  9/15/2030 1,153,614
Park Intermediate Holdings, LLC
1,273,000 4.875%,  5/15/2029
f
1,197,942
PNC Financial Services Group,
Inc.
842,000 3.400%,  9/15/2026
b,h
790,293
PRA Group, Inc.
1,598,000 8.375%,  2/1/2028
f
1,642,741
RHP Hotel Properties, LP/RHP
Finance Corporation
842,000 4.500%,  2/15/2029
f
794,955
RLJ Lodging Trust, LP
681,000 4.000%,  9/15/2029
f
617,132
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
2,812,000 3.875%,  3/1/2031
f
2,450,087
945,000 4.000%,  10/15/2033
f
787,057
Ryan Specialty, LLC
1,685,000 5.875%,  8/1/2032
f
1,667,211
Service Properties Trust
1,041,000 8.375%,  6/15/2029 1,006,390
865,000 8.625%,  11/15/2031
f
900,109
SLM Corporation
494,000 4.200%,  10/29/2025 489,584
Societe Generale SA
845,000 8.125%,  11/21/2029
b,f,h
828,347
Synchrony Financial
403,000 7.250%,  2/2/2033 416,006
United Wholesale Mortgage, LLC
1,975,000 5.500%,  4/15/2029
f
1,902,417
UWM Holdings, LLC
707,000 6.625%,  2/1/2030
f
702,632
Wells Fargo & Company
405,000 3.900%,  3/15/2026
b,h
393,506

High Yield Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  89.1% Value
Financials  11.8% - continued
World Acceptance Corporation
$ 406,000 7.000%,  11/1/2026
f
$ 403,393
XHR, LP
840,000 4.875%,  6/1/2029
f
792,454
423,000 6.625%,  5/15/2030
f
424,388
Total 97,358,091
Foreign Government  0.2%
Teine Energy, Ltd.
1,602,000 6.875%,  4/15/2029
f
1,555,582
Total 1,555,582
Technology  6.4%
Amentum Holdings, Inc.
1,228,000 7.250%,  8/1/2032
f
1,237,293
AthenaHealth Group, Inc.
2,292,000 6.500%,  2/15/2030
f,g
2,178,193
Block, Inc.
3,086,000 6.500%,  5/15/2032
f
3,115,790
Boost Newco Borrower, LLC
1,224,000 7.500%,  1/15/2031
f
1,283,192
Central Parent, Inc./CDK Global,
Inc.
842,000 7.250%,  6/15/2029
f
832,055
Cloud Software Group, Inc.
3,424,000 6.500%,  3/31/2029
f
3,360,803
1,482,000 9.000%,  9/30/2029
f
1,504,665
CommScope , LLC
422,000 6.000%,  3/1/2026
f
419,890
Consensus Cloud Solutions, Inc.
396,000 6.000%,  10/15/2026
f
390,746
CoreLogic , Inc.
475,000 4.500%,  5/1/2028
f
441,996
Diebold Nixdorf, Inc.
1,130,000 7.750%,  3/31/2030
f
1,160,004
Entegris , Inc.
1,623,000 5.950%,  6/15/2030
f
1,609,756
Everi Holdings, Inc.
1,065,000 5.000%,  7/15/2029
f
1,064,846
Gen Digital, Inc.
61,000 6.750%,  9/30/2027
f
61,918
944,000 7.125%,  9/30/2030
f,g
968,067
II-VI, Inc.
902,000 5.000%,  12/15/2029
f
860,772
Iron Mountain, Inc.
4,225,000 5.250%,  3/15/2028
f
4,132,933
890,000 5.000%,  7/15/2028
f
860,290
1,560,000 5.250%,  7/15/2030
f
1,489,113
1,840,000 4.500%,  2/15/2031
f
1,682,147
McAfee Corporation
1,245,000 7.375%,  2/15/2030
f
1,209,177
NCR Atleos Corporation
633,000 9.500%,  4/1/2029
f
685,732
NCR Voyix Corporation
1,124,000 5.000%,  10/1/2028
f
1,081,108
660,000 5.125%,  4/15/2029
f
631,455
Neptune Bidco US, Inc.
2,189,000 9.290%,  4/15/2029
f
2,036,041
Principal
Amount Long-Term Fixed Income  89.1% Value
Technology  6.4% - continued
Open Text Corporation
$ 2,284,000 3.875%,  12/1/2029
f
$ 2,066,012
Open Text Holdings, Inc.
1,578,000 4.125%,  2/15/2030
f
1,431,050
Pitney Bowes, Inc.
396,000 6.875%,  3/15/2027
f
394,082
RingCentral, Inc.
1,570,000 8.500%,  8/15/2030
f
1,661,085
Rocket Software, Inc.
953,000 9.000%,  11/28/2028
f
986,910
Seagate HDD Cayman
2,483,000 4.091%,  6/1/2029 2,315,460
Sensata Technologies BV
956,000 4.000%,  4/15/2029
f
877,271
Sensata Technologies, Inc.
450,000 3.750%,  2/15/2031
f
393,407
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
1,360,000 4.625%,  11/1/2026
f
1,343,000
198,000 6.750%,  8/15/2032
f
201,377
SS&C Technologies, Inc.
1,683,000 6.500%,  6/1/2032
f
1,697,698
UKG, Inc.
1,571,000 6.875%,  2/1/2031
f
1,593,831
Viavi Solutions, Inc.
2,112,000 3.750%,  10/1/2029
f
1,904,472
Xerox Holdings Corporation
167,000 5.000%,  8/15/2025
f
166,146
1,775,000 5.500%,  8/15/2028
f
1,522,551
Total 52,852,334
Transportation  1.8%
American Airlines,
Inc./ AAdvantage Loyalty IP, Ltd.
802,000 5.500%,  4/20/2026
f
799,408
411,000 5.750%,  4/20/2029
f
407,583
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,004,000 5.375%,  3/1/2029
f,g
939,093
DCLI Bidco , LLC
757,000 7.750%,  11/15/2029
f
773,948
Delta Air Lines, Inc.
877,000 7.000%,  5/1/2025
f
880,708
JetBlue Airways Corporation/
JetBlue Loyalty, LP
1,645,000 9.875%,  9/20/2031
f
1,747,627
OneSky Flight, LLC
1,694,000 8.875%,  12/15/2029
f
1,695,186
Rand Parent, LLC
1,564,000 8.500%,  2/15/2030
f,g
1,572,576
RXO, Inc.
2,176,000 7.500%,  11/15/2027
f
2,235,112
Stena International SA
1,255,000 7.250%,  1/15/2031
f
1,280,543
United Airlines, Inc.
759,000 4.375%,  4/15/2026
f
746,293
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
461,000 7.875%,  5/1/2027
f
448,720

High Yield Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  89.1% Value
Transportation  1.8% - continued
$ 1,441,000 6.375%,  2/1/2030
f,g
$ 1,259,180
Total 14,785,977
Utilities  3.4%
AES Corporation
541,000 7.600%,  1/15/2055
b
555,669
Algonquin Power & Utilities
Corporation
1,005,000 4.750%,  1/18/2082
b
943,611
Alpha Generation, LLC
719,000 6.750%,  10/15/2032
f
711,360
Calpine Corporation
1,290,000 4.500%,  2/15/2028
f
1,237,257
Dominion Energy, Inc.
541,000 7.000%,  6/1/2054
b
571,287
Duke Energy Corporation
550,000 6.450%,  9/1/2054
b
556,681
Edison International
1,345,000 5.000%,  12/15/2026
b,h
1,311,008
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
f
974,757
Lightning Power, LLC
1,230,000 7.250%,  8/15/2032
f
1,264,604
NextEra Energy Operating
Partners, LP
1,596,000 3.875%,  10/15/2026
f
1,526,042
NiSource, Inc.
365,000 6.375%,  3/31/2055
b
363,342
NRG Energy, Inc.
1,340,000 5.250%,  6/15/2029
f
1,301,450
671,000 6.000%,  2/1/2033
f
651,692
671,000 6.250%,  11/1/2034
f
658,147
PG&E Corporation
634,000 7.375%,  3/15/2055
b
650,631
Talen Energy Supply, LLC
1,478,000 8.625%,  6/1/2030
f
1,575,106
Terraform Global Operating, LLC
3,070,000 6.125%,  3/1/2026
f
3,062,020
TerraForm Power Operating, LLC
3,745,000 5.000%,  1/31/2028
f
3,608,111
Vistra Corporation
4,065,000 7.000%,  12/15/2026
b,f,h
4,088,181
Vistra Operations Company, LLC
2,437,000 5.000%,  7/31/2027
f
2,391,169
Total 28,002,125
Total Long-Term Fixed Income
(cost $745,515,446) 732,531,914
Shares
Collateral Held for Securities
Loaned 6.0% Value
49,599,049 Thrivent Cash Management Trust 49,599,049
Total Collateral Held for
Securities Loaned
(cost $49,599,049) 49,599,049
Shares
Registered Investment
Companies   3.7% Value
U.S. Unaffiliated   3.7%
819,962 iShares Broad USD High Yield
Corporate Bond ETF $ 30,166,402
Total 30,166,402
Total Registered Investment
Companies (cost $30,058,737) 30,166,402
Shares Preferred Stock 0.1% Value
Capital Goods  0.1%
11,904 Boeing Company, Convertible,
6.000% 724,834
Total 724,834
Total Preferred Stock
(cost $607,836) 724,834
Shares Short-Term Investments 3.1% Value
Thrivent Core Short-Term Reserve
Fund
2,590,431 4.730% 25,904,313
Total Short-Term Investments
(cost $25,894,719) 25,904,313
Total Investments (cost
$870,506,050) 104.3% $857,762,616
Other Assets and Liabilities, Net
(4.3%) (35,593,638)
Total Net Assets 100.0% $822,168,978
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2024.
d Defaulted security.  Interest is not being accrued.
e In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2024, the value of these investments was $632,493,713 or
76.9% of total net assets.
g All or a portion of the security is on loan.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.

High Yield Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of December 31, 2024 was $23,013 or 0.00% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of December 31, 2024.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
4/26/2024 4/26/2019 $ 563,723
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 3,026,704
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
December 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 47,708,497
Total lending $47,708,497
Gross amount payable upon return of
collateral for securities loaned $49,599,049
Net amounts due to counterparty $1,890,552
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR2M - CME Term SOFR 2 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 11,096,338
Gross unrealized depreciation (25,400,873)
Net unrealized appreciation (depreciation) $ (14,304,535)
Cost for federal income tax purposes $ 872,067,151

High Yield Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,602,845 – 1,602,845 –
Communications Services 4,116,851 – 4,116,851 –
Consumer Cyclical 1,607,423 – 1,607,423 –
Consumer Non-Cyclical 5,624,738 – 5,624,738 –
Financials 810,054 – 810,054 –
Technology 1,516,896 – 1,516,896 –
Transportation 3,557,297 – 3,557,297 –
Long-Term Fixed Income
Basic Materials 41,552,598 – 41,552,598 –
Capital Goods 79,297,957 – 79,297,957 –
Communications Services 95,234,020 – 95,234,020 –
Consumer Cyclical 136,042,977 – 136,042,977 –
Consumer Non-Cyclical 91,239,327 – 91,239,327 –
Energy 94,610,926 – 94,610,926 –
Financials 97,358,091 – 97,358,091 –
Foreign Government 1,555,582 – 1,555,582 –
Technology 52,852,334 – 52,852,334 –
Transportation 14,785,977 – 14,785,977 –
Utilities 28,002,125 – 28,002,125 –
Registered Investment Companies
U.S. Unaffiliated 30,166,402 30,166,402 – –
Preferred Stock
Capital Goods 724,834 724,834 – –
Subtotal Investments in Securities $782,259,254 $30,891,236 $751,368,018 $–
Other Investments  * Total
Affiliated Short-Term Investments 25,904,313
Collateral Held for Securities Loaned 49,599,049
Subtotal Other Investments $75,503,362
Total Investments at Value $857,762,616
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
High Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (1,178,235)
Total Credit Contracts
(1,178,235)
Total ($1,178,235)

High Yield Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for High Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 786,304
Total Credit Contracts 786,304
Total $786,304
The following table presents High Yield Portfolio's average volume of derivative activity during the period ended December 31, 2024.
Derivative Risk Category Average Notional Value
Credit Contracts
Credit Default Swaps - Buy Protection ($225,897)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $20,508 $205,458 $200,062 $25,904 2,590 3.1%
Total Affiliated Short-Term Investments 20,508 25,904 3.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 60,748 257,949 269,098 49,599 49,599 6.0
Total Collateral Held for Securities Loaned 60,748 49,599 6.0
Total Value $81,256 $75,503
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $– $– $ – $1,235
Total Income/Non Cash Income from Affiliated
Investments $1,235
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 391
Total Affiliated Income from Securities Loaned, Net $391
Total Value $– $– $ –

Income Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 97.9% Value
Asset-Backed Securities  <0.1%
GMAC Mortgage Corporation
Loan Trust
$ 94,028
4.953%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,b
$ 48,218
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
128,398
4.820%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A- FP
b,c
116,539
Total 164,757
Basic Materials  1.9%
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
c
240,857
Anglo American Capital plc
2,050,000 4.750%,  4/10/2027
c
2,033,149
3,050,000 5.750%,  4/5/2034
c
3,068,728
FMC Corporation
4,400,000 5.650%,  5/18/2033
d
4,352,378
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 311,301
Glencore Funding, LLC
1,800,000 3.375%,  9/23/2051
c
1,176,422
1,950,000 2.500%,  9/1/2030
c
1,690,423
International Flavors & Fragrances,
Inc.
1,700,000 1.832%,  10/15/2027
c
1,561,250
3,650,000 2.300%,  11/1/2030
c
3,099,470
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
1,700,000 5.350%,  3/15/2034 1,691,401
Olin Corporation
320,000 5.125%,  9/15/2027 313,188
Sherwin-Williams Company
1,375,000 4.800%,  9/1/2031 1,356,897
Smurfit Kappa Treasury, ULC
1,300,000 5.777%,  4/3/2054
c
1,287,589
1,800,000 5.438%,  4/3/2034
c
1,796,797
Smurfit Westrock Financing DAC
1,200,000 5.418%,  1/15/2035
c
1,191,304
Total 25,171,154
Capital Goods  4.8%
BAE Systems plc
625,000 5.500%,  3/26/2054
c
608,442
2,050,000 3.400%,  4/15/2030
c
1,890,901
1,600,000 1.900%,  2/15/2031
c
1,323,437
Boeing Company
1,250,000 5.805%,  5/1/2050 1,162,692
1,825,000 6.858%,  5/1/2054 1,939,695
1,950,000 5.930%,  5/1/2060 1,804,352
900,000 6.528%,  5/1/2034 942,848
3,500,000 5.705%,  5/1/2040 3,329,829
Carrier Global Corporation
1,550,000 2.700%,  2/15/2031 1,344,956
CNH Industrial Capital, LLC
2,900,000 4.550%,  4/10/2028 2,860,349
GFL Environmental, Inc.
3,700,000 6.750%,  1/15/2031
c
3,799,367
Principal
Amount Long-Term Fixed Income  97.9% Value
Capital Goods  4.8% - continued
Howmet Aerospace, Inc.
$ 4,750,000 3.000%,  1/15/2029 $ 4,408,561
1,900,000 5.950%,  2/1/2037 1,965,022
Ingersoll Rand, Inc.
700,000 5.400%,  8/14/2028 711,141
1,000,000 5.700%,  8/14/2033 1,023,264
John Deere Capital Corporation
2,700,000 5.100%,  4/11/2034 2,695,350
Lockheed Martin Corporation
1,600,000 5.900%,  11/15/2063 1,669,792
Northrop Grumman Corporation
1,550,000 4.700%,  3/15/2033 1,502,448
Regal Rexnord Corporation
2,850,000 6.050%,  4/15/2028 2,898,792
2,800,000 6.300%,  2/15/2030 2,880,281
Republic Services, Inc.
5,100,000 4.875%,  4/1/2029 5,088,144
RTX Corporation
1,000,000 3.030%,  3/15/2052 632,523
1,150,000 6.400%,  3/15/2054 1,250,702
2,350,000 6.000%,  3/15/2031 2,465,222
1,150,000 6.100%,  3/15/2034 1,210,945
925,000 4.450%,  11/16/2038 822,958
Spirit AeroSystems , Inc.
3,750,000 4.600%,  6/15/2028
d
3,555,977
Teledyne Technologies, Inc.
2,250,000 2.250%,  4/1/2028 2,071,296
Textron, Inc.
1,560,000 3.650%,  3/15/2027 1,520,142
Waste Connections, Inc.
4,400,000 5.000%,  3/1/2034 4,294,176
Total 63,673,604
Collateralized Mortgage Obligations  0.4%
GCAT Trust
5,217,193
6.000%,  12/25/2054, Ser.
2024-INV4, Class A1
b,c
5,209,654
Wachovia Mortgage Loan Trust,
LLC
38,632
7.187%,  5/20/2036, Ser.
2006-A, Class 2A1
b
37,544
Total 5,247,198
Commercial Mortgage-Backed Securities  1.0%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
13,400,000
5.355%,  1/25/2029, Ser.
K517, Class A2
a,b
13,692,644
Total 13,692,644
Communications Services  7.5%
American Tower Corporation
1,810,000 3.125%,  1/15/2027 1,751,107
1,300,000 5.000%,  1/31/2030 1,292,516
2,350,000 1.875%,  10/15/2030 1,969,242
1,400,000 5.650%,  3/15/2033 1,417,975
AppLovin Corporation
3,550,000 5.375%,  12/1/2031 3,550,922

Income Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.9% Value
Communications Services  7.5% - continued
AT&T, Inc.
$ 2,250,000 3.650%,  6/1/2051 $ 1,589,010
1,981,000 4.300%,  2/15/2030 1,918,548
2,250,000 2.750%,  6/1/2031 1,957,208
3,987,000 2.550%,  12/1/2033 3,211,662
3,550,000 5.400%,  2/15/2034 3,564,215
1,700,000 4.500%,  3/9/2048 1,403,871
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
2,200,000 6.550%,  6/1/2034 2,250,396
2,450,000 6.384%,  10/23/2035 2,445,449
2,500,000 3.500%,  6/1/2041 1,713,127
3,150,000 6.484%,  10/23/2045 2,976,491
Comcast Corporation
2,700,000 5.300%,  6/1/2034 2,696,615
2,650,000 4.600%,  10/15/2038 2,399,395
1,200,000 4.650%,  7/15/2042 1,052,453
Crown Castle, Inc.
2,200,000 3.800%,  2/15/2028 2,116,929
2,200,000 4.300%,  2/15/2029 2,128,702
Meta Platforms, Inc.
2,000,000 5.600%,  5/15/2053 1,999,503
2,000,000 4.800%,  5/15/2030
d
2,016,642
2,250,000 4.950%,  5/15/2033 2,253,156
Netflix, Inc.
2,731,000 5.875%,  11/15/2028 2,829,965
1,300,000 6.375%,  5/15/2029 1,377,777
4,300,000 4.875%,  6/15/2030
c
4,280,870
Paramount Global
2,000,000 7.875%,  7/30/2030 2,164,884
Rogers Communications, Inc.
1,350,000 5.000%,  2/15/2029 1,341,397
1,100,000 5.300%,  2/15/2034 1,072,128
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 244,141
6,200,000 8.750%,  3/15/2032 7,402,202
T-Mobile USA, Inc.
4,400,000 3.400%,  10/15/2052 2,935,120
2,150,000 4.850%,  1/15/2029 2,137,899
1,300,000 3.500%,  4/15/2031 1,178,542
1,550,000 3.000%,  2/15/2041 1,105,370
Verizon Communications, Inc.
1,250,000 5.500%,  2/23/2054 1,196,118
1,600,000 4.000%,  3/22/2050 1,214,336
1,591,000 1.680%,  10/30/2030 1,323,103
1,740,000 4.780%,  2/15/2035
c
1,656,359
3,700,000 3.400%,  3/22/2041 2,798,275
Videotron, Ltd.
3,100,000 3.625%,  6/15/2029
c,d
2,879,405
Vodafone Group plc
2,100,000 5.750%,  6/28/2054 2,025,384
Warnermedia Holdings, Inc.
2,060,000 4.054%,  3/15/2029 1,916,726
5,850,000 4.279%,  3/15/2032 5,155,062
950,000 5.050%,  3/15/2042 762,738
Total 98,672,935
Principal
Amount Long-Term Fixed Income  97.9% Value
Consumer Cyclical  7.6%
Amazon.com, Inc.
$ 1,800,000 3.100%,  5/12/2051 $ 1,213,266
American Honda Finance
Corporation
3,700,000 5.050%,  7/10/2031 3,663,677
BMW US Capital, LLC
1,600,000 4.850%,  8/13/2031
c,d
1,567,254
BorgWarner, Inc.
1,775,000 4.950%,  8/15/2029 1,765,162
D.R. Horton, Inc.
2,700,000 5.000%,  10/15/2034 2,606,541
Daimler Trucks Finance North
America, LLC
2,700,000 5.400%,  9/20/2028
c
2,735,025
4,500,000 2.375%,  12/14/2028
c
4,085,570
Expedia Group, Inc.
4,400,000 3.250%,  2/15/2030 4,057,130
Ford Motor Company
1,700,000 3.250%,  2/12/2032 1,413,895
Ford Motor Credit Company, LLC
2,375,000 5.125%,  11/5/2026 2,370,373
2,100,000 5.850%,  5/17/2027 2,122,521
1,750,000 6.800%,  5/12/2028 1,808,371
2,300,000 7.350%,  3/6/2030 2,435,558
3,400,000 6.050%,  3/5/2031 3,392,726
3,200,000 6.054%,  11/5/2031 3,173,765
General Motors Company
1,675,000 6.800%,  10/1/2027 1,749,348
General Motors Financial
Company, Inc.
3,550,000 5.750%,  2/8/2031 3,596,746
2,700,000 6.400%,  1/9/2033 2,798,677
1,650,000 6.100%,  1/7/2034 1,673,899
GLP Capital, LP
2,500,000 3.250%,  1/15/2032 2,141,260
Harley-Davidson Financial
Services, Inc.
1,044,000 6.500%,  3/10/2028
c,d
1,068,629
2,150,000 5.950%,  6/11/2029
c
2,152,409
Home Depot, Inc.
750,000 4.850%,  6/25/2031 749,718
1,050,000 4.950%,  6/25/2034 1,035,814
2,180,000 4.250%,  4/1/2046 1,813,357
Hyatt Hotels Corporation
1,950,000 5.750%,  4/23/2030 1,991,095
Hyundai Capital America
2,750,000 1.800%,  1/10/2028
c
2,491,011
4,850,000 6.200%,  9/21/2030
c
5,044,947
Kohl's Corporation
3,150,000 4.625%,  5/1/2031
d
2,520,336
Las Vegas Sands Corporation
1,050,000 6.000%,  8/15/2029 1,063,635
Lowe's Companies, Inc.
1,450,000 5.625%,  4/15/2053 1,393,432
3,500,000 2.625%,  4/1/2031
d
3,039,997
Marriott International, Inc./MD
4,900,000 4.625%,  6/15/2030 4,808,814
McDonald's Corporation
2,175,000 4.450%,  3/1/2047 1,825,460
Target Corporation
2,750,000 2.950%,  1/15/2052 1,752,705

Income Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.9% Value
Consumer Cyclical  7.6% - continued
$ 1,250,000 4.500%,  9/15/2034
d
$ 1,188,206
Toll Brothers Finance Corporation
2,300,000 3.800%,  11/1/2029 2,164,903
Toyota Motor Credit Corporation
4,500,000 4.550%,  5/17/2030 4,428,404
VICI Properties, LP/VICI Note
Company, Inc.
180,000 4.250%,  12/1/2026
c
177,013
3,000,000 5.750%,  2/1/2027
c
3,025,798
1,300,000 3.750%,  2/15/2027
c
1,261,369
180,000 4.625%,  12/1/2029
c
172,410
Walmart, Inc.
2,200,000 4.500%,  9/9/2052 1,919,021
ZF North America Capital, Inc.
2,385,000 6.750%,  4/23/2030
c
2,294,213
Total 99,753,460
Consumer Non-Cyclical  8.7%
Abbott Laboratories
2,500,000 6.000%,  4/1/2039 2,688,027
AbbVie, Inc.
2,125,000 5.400%,  3/15/2054 2,045,432
1,050,000 5.050%,  3/15/2034 1,037,380
2,100,000 4.550%,  3/15/2035 1,974,480
2,500,000 4.500%,  5/14/2035 2,341,196
3,100,000 4.300%,  5/14/2036 2,830,739
Amgen, Inc.
3,250,000 5.650%,  3/2/2053 3,128,994
2,400,000 5.250%,  3/2/2033 2,382,284
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
2,210,000 4.700%,  2/1/2036 2,096,225
Anheuser-Busch InBev Worldwide,
Inc.
2,750,000 3.500%,  6/1/2030
d
2,578,271
2,200,000 4.439%,  10/6/2048 1,857,387
AstraZeneca Finance, LLC
1,600,000 4.850%,  2/26/2029 1,603,293
AstraZeneca plc
3,400,000 2.125%,  8/6/2050 1,849,641
3,000,000 1.375%,  8/6/2030 2,498,987
BAT Capital Corporation
3,500,000 2.259%,  3/25/2028 3,215,460
2,500,000 6.343%,  8/2/2030 2,628,764
1,150,000 5.834%,  2/20/2031 1,175,603
1,900,000 7.750%,  10/19/2032 2,154,337
Becton, Dickinson and Company
3,041,000 3.794%,  5/20/2050 2,244,619
1,550,000 5.081%,  6/7/2029 1,559,961
Bristol-Myers Squibb Company
1,150,000 6.250%,  11/15/2053 1,218,284
Bunge, Ltd. Finance Corporation
775,000 4.650%,  9/17/2034 731,578
Cargill, Inc.
1,750,000 3.125%,  5/25/2051
c
1,150,104
Conagra Brands, Inc.
1,550,000 5.300%,  11/1/2038 1,456,285
Constellation Brands, Inc.
640,000 3.500%,  5/9/2027 622,005
1,350,000 4.800%,  1/15/2029 1,341,890
Principal
Amount Long-Term Fixed Income  97.9% Value
Consumer Non-Cyclical  8.7% - continued
CVS Health Corporation
$ 2,500,000 5.625%,  2/21/2053 $ 2,217,342
1,900,000 5.125%,  2/21/2030 1,860,003
2,150,000 5.550%,  6/1/2031 2,134,259
2,800,000 2.125%,  9/15/2031 2,242,509
Eli Lilly & Company
1,600,000 5.100%,  2/9/2064 1,462,053
2,250,000 4.700%,  2/27/2033 2,205,244
HCA, Inc.
3,000,000 5.625%,  9/1/2028 3,039,866
Imperial Brands Finance plc
1,700,000 3.500%,  7/26/2026
c
1,663,358
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
1,200,000 5.500%,  1/15/2030 1,197,790
1,600,000 3.625%,  1/15/2032 1,411,918
3,400,000 3.000%,  5/15/2032 2,830,366
Kenvue , Inc.
1,600,000 5.000%,  3/22/2030 1,611,997
Kraft Heinz Foods Company
1,770,000 4.375%,  6/1/2046 1,433,085
Mattel, Inc.
1,500,000 3.375%,  4/1/2026
c
1,469,179
Medtronic, Inc.
3,200,000 4.375%,  3/15/2035 3,003,378
Nestle Holdings, Inc.
2,400,000 4.850%,  3/14/2033
c
2,366,648
PepsiCo, Inc.
1,625,000 5.250%,  7/17/2054 1,571,173
Pfizer Investment Enterprises,
Private Ltd.
2,325,000 5.300%,  5/19/2053 2,176,951
2,000,000 5.340%,  5/19/2063 1,835,885
1,167,000 4.750%,  5/19/2033 1,133,952
Philip Morris International, Inc.
4,500,000 5.500%,  9/7/2030 4,607,487
1,850,000 5.125%,  2/13/2031 1,850,136
2,435,000 5.750%,  11/17/2032 2,503,798
3,750,000 5.250%,  2/13/2034 3,706,234
Roche Holdings, Inc.
3,800,000 2.607%,  12/13/2051
c
2,259,475
1,550,000 4.985%,  3/8/2034
c
1,535,227
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
c
1,036,774
Sysco Corporation
1,000,000 6.600%,  4/1/2040 1,078,545
Takeda Pharmaceutical Company,
Ltd.
2,800,000 3.175%,  7/9/2050 1,813,871
2,600,000 5.300%,  7/5/2034 2,575,283
Viterra Finance BV
2,750,000 5.250%,  4/21/2032
c
2,683,685
Total 114,928,697
Energy  6.7%
BP Capital Markets America, Inc.
4,500,000 3.001%,  3/17/2052 2,807,876
BP Capital Markets plc
1,600,000 6.450%,  12/1/2033
b,e
1,643,696

Income Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.9% Value
Energy  6.7% - continued
Canadian Natural Resources, Ltd.
$ 700,000 2.950%,  7/15/2030 $ 621,702
Cheniere Energy Partners, LP
6,310,000 4.500%,  10/1/2029 6,109,210
2,000,000 4.000%,  3/1/2031 1,849,414
1,900,000 5.950%,  6/30/2033 1,945,011
Cheniere Energy, Inc.
1,100,000 5.650%,  4/15/2034 1,106,318
Columbia Pipelines Holding
Company, LLC
750,000 5.097%,  10/1/2031
c
731,794
Diamondback Energy, Inc.
550,000 5.150%,  1/30/2030 551,169
550,000 5.400%,  4/18/2034 540,781
Energy Transfer, LP
1,100,000 8.000%,  5/15/2054
b
1,152,743
1,950,000 6.050%,  9/1/2054 1,908,471
1,500,000 6.500%,  11/15/2026
b,e
1,500,618
2,400,000 4.200%,  4/15/2027 2,368,022
2,900,000 3.750%,  5/15/2030 2,705,626
1,100,000 5.550%,  5/15/2034 1,094,367
Enterprise Products Operating,
LLC
1,350,000
7.733%,  (TSFR3M +
3.248%), 8/16/2077
b
1,341,561
EQM Midstream Partners, LP
3,100,000 7.500%,  6/1/2030
c
3,297,724
1,525,000 4.750%,  1/15/2031
c
1,434,155
Expand Energy Corporation
4,300,000 5.375%,  3/15/2030 4,204,696
1,500,000 4.750%,  2/1/2032 1,396,207
1,475,000 5.700%,  1/15/2035 1,447,689
Halliburton Company
2,800,000 4.850%,  11/15/2035 2,660,549
Hess Corporation
1,600,000 4.300%,  4/1/2027 1,583,674
MPLX, LP
1,750,000 4.800%,  2/15/2029 1,734,712
1,050,000 5.500%,  6/1/2034 1,034,849
National Fuel Gas Company
2,186,000 5.500%,  1/15/2026 2,194,487
ONEOK, Inc.
900,000 5.650%,  11/1/2028 918,352
5,400,000 6.350%,  1/15/2031 5,677,033
Ovintiv , Inc.
1,600,000 5.650%,  5/15/2028 1,622,445
Phillips 66 Company
2,750,000 4.950%,  12/1/2027 2,772,412
Pioneer Natural Resources
Company
1,800,000 2.150%,  1/15/2031 1,527,805
Plains All American Pipeline, LP/
PAA Finance Corporation
1,950,000 3.800%,  9/15/2030 1,809,565
Schlumberger Holdings
Corporation
2,250,000 3.900%,  5/17/2028
c
2,184,276
South Bow USA Infrastructure
Holdings, LLC
1,925,000 5.026%,  10/1/2029
c
1,891,509
Targa Resources Corporation
2,100,000 6.125%,  3/15/2033 2,165,099
Principal
Amount Long-Term Fixed Income  97.9% Value
Energy  6.7% - continued
$ 725,000 5.500%,  2/15/2035 $ 713,271
TotalEnergies Capital SA
4,000,000 5.488%,  4/5/2054 3,833,638
800,000 5.150%,  4/5/2034 796,504
TransCanada PipeLines , Ltd.
1,750,000 4.625%,  3/1/2034 1,628,731
Western Gas Partners, LP
3,700,000 4.650%,  7/1/2026 3,680,724
Williams Companies, Inc.
1,700,000 5.300%,  8/15/2052 1,554,093
2,450,000 7.500%,  1/15/2031 2,708,594
2,000,000 4.850%,  3/1/2048 1,703,402
Total 88,154,574
Financials  34.5%
ABN AMRO Bank NV
1,500,000 4.988%,  12/3/2028
b,c
1,496,776
AerCap Ireland Capital
DAC/ AerCap Global Aviation
Trust
1,300,000 6.950%,  3/10/2055
b
1,337,925
1,500,000 4.625%,  10/15/2027 1,489,987
2,800,000 3.875%,  1/23/2028 2,711,758
3,100,000 6.150%,  9/30/2030 3,237,778
1,900,000 3.400%,  10/29/2033 1,618,081
Air Lease Corporation
3,100,000 4.650%,  6/15/2026
b,e
2,998,558
1,350,000 3.625%,  4/1/2027 1,304,622
2,000,000 3.000%,  2/1/2030 1,805,588
Aircastle , Ltd.
800,000 2.850%,  1/26/2028
c
744,344
Allianz SE
1,000,000 5.600%,  9/3/2054
b,c
985,522
Ally Financial, Inc.
2,640,000 5.750%,  11/20/2025 2,653,614
1,750,000 8.000%,  11/1/2031 1,934,850
American Express Company
1,800,000 6.489%,  10/30/2031
b
1,923,989
2,000,000 5.284%,  7/26/2035
b
1,977,945
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,296,823
ANZ Bank New Zealand, Ltd.
1,700,000 5.548%,  8/11/2032
b,c
1,706,818
1,500,000 5.898%,  7/10/2034
b,c
1,518,005
Aon North America, Inc.
1,600,000 5.450%,  3/1/2034 1,597,211
Ares Capital Corporation
2,850,000 3.875%,  1/15/2026 2,817,407
1,800,000 2.875%,  6/15/2027
d
1,711,858
2,600,000 5.875%,  3/1/2029 2,622,013
Ares Strategic Income Fund
1,450,000 5.700%,  3/15/2028
c
1,449,797
Arthur J. Gallagher & Company
2,000,000 5.150%,  2/15/2035 1,949,910
Associated Banc-Corp
2,650,000 4.250%,  1/15/2025
d
2,648,891
Australia & New Zealand Banking
Group, Ltd.
2,200,000 2.950%,  7/22/2030
b,c
2,169,994
Avolon Holdings Funding, Ltd.
4,400,000 4.375%,  5/1/2026
c
4,351,767

Income Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.9% Value
Financials  34.5% - continued
$ 900,000 4.950%,  1/15/2028
c
$ 891,826
2,600,000 5.750%,  11/15/2029
c
2,631,729
Banco Santander Mexico SA
900,000 5.621%,  12/10/2029
c
895,500
Banco Santander SA
3,600,000 5.294%,  8/18/2027 3,622,279
1,600,000 5.439%,  7/15/2031 1,596,744
Bank of America Corporation
2,950,000 3.705%,  4/24/2028
b
2,873,140
1,750,000 5.202%,  4/25/2029
b
1,758,170
3,500,000 5.819%,  9/15/2029
b
3,586,420
1,825,000 3.974%,  2/7/2030
b
1,748,953
2,720,000 3.194%,  7/23/2030
b
2,505,670
3,500,000 2.572%,  10/20/2032
b
2,953,200
3,800,000 4.571%,  4/27/2033
b
3,611,203
1,600,000 5.468%,  1/23/2035
b
1,601,750
4,050,000 2.482%,  9/21/2036
b
3,299,701
1,800,000 4.244%,  4/24/2038
b
1,600,910
Bank of Montreal
3,150,000 5.511%,  6/4/2031 3,199,929
Bank of New York Mellon
Corporation
2,175,000 5.802%,  10/25/2028
b
2,232,797
2,800,000 4.543%,  2/1/2029
b
2,778,802
Barclays plc
3,100,000 6.125%,  12/15/2025
b,e
3,092,704
2,800,000 5.829%,  5/9/2027
b
2,830,153
825,000 5.674%,  3/12/2028
b
835,287
2,150,000 4.837%,  9/10/2028
b
2,136,979
1,150,000 9.625%,  12/15/2029
b,e
1,265,427
2,600,000 2.645%,  6/24/2031
b
2,258,057
BBVA Bancomer SA/Texas
750,000 5.250%,  9/10/2029
c
735,465
Berkshire Hathaway Finance
Corporation
6,000,000 2.850%,  10/15/2050 3,765,091
950,000 4.250%,  1/15/2049 793,305
Blackstone Private Credit Fund
1,600,000 7.050%,  9/29/2025 1,623,406
1,700,000 4.950%,  9/26/2027
c
1,679,445
Blackstone Reg Finance
Company, LLC
3,100,000 5.000%,  12/6/2034 2,996,852
Blackstone Secured Lending Fund
1,175,000 5.875%,  11/15/2027 1,193,468
Blue Owl Credit Income
Corporation
3,000,000 4.700%,  2/8/2027 2,957,136
850,000 6.600%,  9/15/2029
c
866,978
Blue Owl Technology Finance
Corporation
1,500,000 3.750%,  6/17/2026
c
1,450,743
Blue Owl Technology Finance
Corporation II
2,100,000 6.750%,  4/4/2029
c
2,112,872
BNP Paribas SA
1,650,000 8.500%,  8/14/2028
b,c,e
1,719,318
BPCE SA
1,750,000 6.612%,  10/19/2027
b,c
1,793,508
1,650,000 6.508%,  1/18/2035
b,c
1,653,276
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,370,654
Principal
Amount Long-Term Fixed Income  97.9% Value
Financials  34.5% - continued
Centene Corporation
$ 3,605,000 3.375%,  2/15/2030 $ 3,210,900
2,250,000 2.500%,  3/1/2031 1,860,990
2,200,000 2.625%,  8/1/2031 1,811,646
Charles Schwab Corporation
1,800,000 5.375%,  6/1/2025
b,e
1,790,414
1,800,000 6.196%,  11/17/2029
b
1,876,285
1,550,000 4.000%,  12/1/2030
b,e
1,338,117
Citigroup, Inc.
1,990,000 4.450%,  9/29/2027 1,963,040
2,500,000 4.075%,  4/23/2029
b
2,425,434
2,450,000 5.174%,  2/13/2030
b
2,448,136
5,150,000 3.057%,  1/25/2033
b
4,424,069
Citizens Financial Group, Inc.
1,600,000 5.841%,  1/23/2030
b
1,623,571
1,425,000 5.718%,  7/23/2032
b
1,429,963
Comerica, Inc.
1,600,000 5.625%,  7/1/2025
b,d,e
1,590,495
COPT Defense Properties, LP
1,675,000 2.250%,  3/15/2026 1,620,973
Corebridge Financial, Inc.
1,550,000 6.375%,  9/15/2054
b
1,539,400
1,050,000 3.650%,  4/5/2027 1,020,906
1,650,000 3.850%,  4/5/2029 1,575,597
Corebridge Global Funding
1,650,000 5.900%,  9/19/2028
c
1,696,449
2,050,000 5.200%,  6/24/2029
c
2,060,613
Cousins Properties, LP
1,000,000 5.375%,  2/15/2032 982,120
Credit Suisse Group AG
2,450,000 5.250%,  N/A
*,f
245,000
2,500,000 7.250%,  N/A
*,f
250,000
1,950,000 7.500%,  N/A
*,f
195,000
Deutsche Bank AG/New York, NY
2,200,000 2.311%,  11/16/2027
b
2,091,067
2,550,000 4.999%,  9/11/2030
b
2,492,559
Discover Bank
2,990,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
3,044,879
Elevance Health, Inc.
1,750,000 5.125%,  2/15/2053 1,556,897
1,250,000 6.100%,  10/15/2052 1,262,881
2,000,000 4.750%,  2/15/2033 1,916,930
EPR Properties
1,726,000 4.950%,  4/15/2028 1,696,533
1,800,000 3.750%,  8/15/2029 1,667,610
Extra Space Storage, LP
2,000,000 5.500%,  7/1/2030 2,034,804
3,950,000 5.900%,  1/15/2031 4,074,519
Fairfax Financial Holdings, Ltd.
2,650,000 6.100%,  3/15/2055
c
2,614,402
Fifth Third Bancorp
1,550,000 4.895%,  9/6/2030
b
1,528,806
First-Citizens Bank & Trust
Company
4,350,000 6.125%,  3/9/2028 4,475,058
FS KKR Capital Corporation
4,098,000 4.250%,  2/14/2025
c
4,090,736
2,000,000 6.875%,  8/15/2029 2,068,424
Glitnir HoldCo ehf ., Convertible
362 Zero Coupon,  12/31/2030
g,h
0

Income Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.9% Value
Financials  34.5% - continued
Goldman Sachs BDC, Inc.
$ 950,000 6.375%,  3/11/2027 $ 972,527
Goldman Sachs Group, Inc.
2,200,000 4.950%,  2/10/2025
b,e
2,190,460
3,750,000 3.814%,  4/23/2029
b
3,606,710
2,700,000 4.223%,  5/1/2029
b
2,627,133
4,700,000 3.102%,  2/24/2033
b
4,050,784
Highwoods Realty, LP
1,050,000 4.125%,  3/15/2028 1,004,500
2,100,000 4.200%,  4/15/2029 1,993,329
HSBC Holdings plc
2,970,000 4.041%,  3/13/2028
b
2,907,418
Huntington Bancshares, Inc./OH
3,500,000 5.709%,  2/2/2035
b
3,493,199
ING Groep NV
2,600,000 6.083%,  9/11/2027
b
2,649,908
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 902,608
1,750,000 5.450%,  8/15/2030 1,773,332
1,500,000 2.000%,  8/15/2031 1,217,071
J.P. Morgan Chase & Company
1,100,000 5.040%,  1/23/2028
b
1,104,075
2,700,000 6.875%,  6/1/2029
b,e
2,819,444
3,350,000 5.299%,  7/24/2029
b
3,383,685
2,300,000 6.087%,  10/23/2029
b
2,385,656
2,600,000 4.995%,  7/22/2030
b
2,588,756
1,500,000 4.603%,  10/22/2030
b
1,471,460
2,200,000 2.956%,  5/13/2031
b
1,967,920
1,200,000 2.580%,  4/22/2032
b
1,029,377
2,400,000 2.545%,  11/8/2032
b
2,024,440
3,300,000 4.586%,  4/26/2033
b
3,164,798
2,550,000 4.912%,  7/25/2033
b
2,493,178
2,500,000 5.717%,  9/14/2033
b
2,553,470
900,000 5.336%,  1/23/2035
b
894,285
3,100,000 4.946%,  10/22/2035
b
2,986,920
Jackson National Life Global
Funding
1,375,000 5.550%,  7/2/2027
c
1,392,237
KeyBank NA/Cleveland, OH
2,225,000 4.150%,  8/8/2025 2,213,571
KeyCorp
2,900,000 2.250%,  4/6/2027 2,736,178
1,850,000 6.401%,  3/6/2035
b
1,925,498
Kilroy Realty, LP
2,050,000 4.250%,  8/15/2029 1,931,629
900,000 6.250%,  1/15/2036 892,887
Kimco Realty OP, LLC
1,750,000 6.400%,  3/1/2034 1,862,279
Lloyds Banking Group plc
910,000 4.650%,  3/24/2026 904,639
2,000,000 5.985%,  8/7/2027
b
2,029,746
2,000,000 5.462%,  1/5/2028
b
2,016,814
1,375,000 5.087%,  11/26/2028
b
1,376,526
2,050,000 5.721%,  6/5/2030
b
2,084,305
Macquarie Airfinance Holdings,
Ltd.
1,550,000 5.150%,  3/17/2030
c
1,514,104
375,000 6.500%,  3/26/2031
c
387,406
Marsh & McLennan Companies,
Inc.
750,000 5.400%,  3/15/2055 718,188
Principal
Amount Long-Term Fixed Income  97.9% Value
Financials  34.5% - continued
$ 1,000,000 4.850%,  11/15/2031 $ 987,500
Massachusetts Mutual Life
Insurance Company
4,600,000 3.200%,  12/1/2061
*
2,728,655
Met Tower Global Funding
2,150,000 5.250%,  4/12/2029
c
2,176,984
Metropolitan Life Global Funding I
4,450,000 4.300%,  8/25/2029
c
4,327,422
Mitsubishi UFJ Financial Group,
Inc.
2,750,000 5.133%,  7/20/2033
b
2,728,802
Mizuho Financial Group, Inc.
2,100,000 1.979%,  9/8/2031
b
1,764,032
Morgan Stanley
1,500,000 5.123%,  2/1/2029
b
1,504,122
1,300,000 5.449%,  7/20/2029
b
1,314,524
2,650,000 5.656%,  4/18/2030
b
2,697,603
2,600,000 3.622%,  4/1/2031
b
2,414,953
2,350,000 1.794%,  2/13/2032
b
1,917,209
2,250,000 2.943%,  1/21/2033
b
1,927,728
1,050,000 4.889%,  7/20/2033
b
1,017,239
3,600,000 6.342%,  10/18/2033
b
3,808,103
1,400,000 6.627%,  11/1/2034
b
1,504,422
1,600,000 5.466%,  1/18/2035
b
1,591,062
Morgan Stanley Direct Lending
Fund
2,750,000 6.150%,  5/17/2029
c
2,765,365
Nationwide Building Society
2,800,000 6.557%,  10/18/2027
b,c
2,872,484
Nationwide Mutual Insurance
Company
2,725,000 4.350%,  4/30/2050
c
2,039,035
NatWest Group plc
3,600,000 3.032%,  11/28/2035
b
3,112,327
New York Life Global Funding
3,150,000 4.550%,  1/28/2033
c
3,011,052
NNN REIT, Inc.
1,100,000 5.600%,  10/15/2033 1,109,323
Omega Healthcare Investors, Inc.
2,333,000 4.750%,  1/15/2028 2,301,415
1,625,000 3.625%,  10/1/2029 1,498,836
PNC Financial Services Group,
Inc.
2,300,000 6.615%,  10/20/2027
b
2,369,546
4,000,000 5.068%,  1/24/2034
b
3,896,842
2,100,000 6.875%,  10/20/2034
b
2,292,279
Prologis, LP
1,250,000 1.750%,  2/1/2031 1,035,875
Prudential Financial, Inc.
1,750,000 6.500%,  3/15/2054
b
1,799,814
2,250,000 3.700%,  10/1/2050
b
2,001,586
Public Storage Operating
Company
1,250,000 5.125%,  1/15/2029 1,265,006
Realty Income Corporation
1,550,000 3.400%,  1/15/2030 1,440,935
Regency Centers, LP
1,560,000 3.600%,  2/1/2027 1,522,363
2,250,000 3.700%,  6/15/2030 2,101,447
1,250,000 5.250%,  1/15/2034 1,231,852
2,200,000 5.100%,  1/15/2035 2,148,070

Income Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.9% Value
Financials  34.5% - continued
Regions Financial Corporation
$ 1,900,000 5.722%,  6/6/2030
b
$ 1,926,281
1,400,000 5.502%,  9/6/2035
b
1,367,093
RGA Global Funding
4,500,000 6.000%,  11/21/2028
c
4,639,753
1,100,000 5.500%,  1/11/2031
c
1,111,555
Santander Holdings USA, Inc.
1,025,000 6.124%,  5/31/2027
b
1,039,982
Simon Property Group, LP
1,350,000 6.650%,  1/15/2054 1,502,580
Societe Generale SA
3,050,000 10.000%,  11/14/2028
b,c,d,e
3,251,648
Standard Chartered plc
1,050,000 5.688%,  5/14/2028
b,c
1,063,439
Sumitomo Mitsui Financial Group,
Inc.
3,350,000 5.808%,  9/14/2033
d
3,472,185
Toronto-Dominion Bank
1,750,000 5.146%,  9/10/2034
b
1,712,137
Truist Financial Corporation
1,400,000 6.047%,  6/8/2027
b
1,423,033
1,350,000 5.435%,  1/24/2030
b
1,361,915
U.S. Bancorp
2,350,000 5.775%,  6/12/2029
b
2,403,079
1,100,000 5.384%,  1/23/2030
b
1,109,086
1,000,000 5.678%,  1/23/2035
b
1,008,441
UBS Group AG
2,850,000 4.875%,  2/12/2027
b,c,e
2,714,381
6,100,000 3.869%,  1/12/2029
b,c
5,873,783
250,000 3.091%,  5/14/2032
b,c
217,445
7,550,000 6.537%,  8/12/2033
b,c
8,004,837
1,650,000 9.250%,  11/13/2033
b,c,e
1,890,786
UnitedHealth Group, Inc.
1,450,000 5.875%,  2/15/2053 1,453,860
2,600,000 4.950%,  5/15/2062 2,240,463
1,240,000 4.750%,  7/15/2045 1,092,523
1,975,000 4.450%,  12/15/2048 1,626,722
Ventas Realty, LP
3,800,000 5.000%,  1/15/2035 3,630,755
Wells Fargo & Company
3,200,000 3.526%,  3/24/2028
b
3,103,771
2,100,000 5.707%,  4/22/2028
b
2,134,543
2,000,000 6.303%,  10/23/2029
b
2,081,364
2,850,000 5.198%,  1/23/2030
b
2,858,111
3,250,000 4.478%,  4/4/2031
b
3,145,922
3,300,000 4.897%,  7/25/2033
b
3,187,026
2,100,000 6.491%,  10/23/2034
b
2,232,253
Westpac Banking Corporation
1,900,000 2.894%,  2/4/2030
b
1,895,893
Willis North America, Inc.
2,600,000 4.650%,  6/15/2027 2,593,785
Zions Bancorp NA
2,125,000 6.816%,  11/19/2035
b
2,139,802
Total 455,154,395
Foreign Government  0.3%
Dominican Republic Government
International Bond
2,450,000 6.000%,  7/19/2028
c
2,426,725
Principal
Amount Long-Term Fixed Income  97.9% Value
Foreign Government  0.3% - continued
$ 2,125,000 6.000%,  2/22/2033
c
$ 2,040,000
Total 4,466,725
Mortgage-Backed Securities  0.7%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
8,863,168 5.500%,  7/1/2053 8,807,561
Total 8,807,561
Technology  6.4%
Accenture Capital, Inc.
900,000 4.250%,  10/4/2031 864,837
775,000 4.500%,  10/4/2034 736,497
Apple, Inc.
1,900,000 2.700%,  8/5/2051 1,184,939
2,250,000 3.950%,  8/8/2052 1,790,067
1,420,000 3.750%,  9/12/2047 1,117,665
Broadcom, Inc.
1,000,000 5.150%,  11/15/2031 1,006,475
2,332,000 3.469%,  4/15/2034
c
2,021,052
2,850,000 3.137%,  11/15/2035
c
2,327,515
4,550,000 3.187%,  11/15/2036
c
3,665,207
2,200,000 4.926%,  5/15/2037
c
2,092,525
Cisco Systems, Inc.
1,350,000 4.950%,  2/26/2031 1,354,841
1,600,000 5.050%,  2/26/2034 1,594,226
Dell International, LLC/EMC
Corporation
2,575,000 4.850%,  2/1/2035 2,445,292
464,000 8.350%,  7/15/2046 590,175
Equinix Europe 2 Financing
Corporation, LLC
3,300,000 5.500%,  6/15/2034 3,312,557
Equinix , Inc.
2,200,000 2.000%,  5/15/2028 2,001,863
Fiserv, Inc.
2,500,000 2.650%,  6/1/2030 2,209,700
3,000,000 5.600%,  3/2/2033 3,038,461
3,200,000 5.150%,  8/12/2034 3,126,819
Foundry JV Holdco, LLC
1,500,000 6.150%,  1/25/2032
c
1,513,387
Global Payments, Inc.
1,100,000 5.300%,  8/15/2029 1,101,925
1,700,000 5.400%,  8/15/2032
d
1,698,844
Hewlett Packard Enterprise
Company
2,025,000 5.000%,  10/15/2034 1,946,377
Marvell Technology, Inc.
1,400,000 4.875%,  6/22/2028 1,392,065
2,100,000 2.950%,  4/15/2031 1,842,063
Mastercard , Inc.
1,750,000 4.850%,  3/9/2033 1,735,014
2,550,000 4.550%,  1/15/2035 2,443,557
Microchip Technology, Inc.
1,100,000 5.050%,  3/15/2029 1,097,743
Microsoft Corporation
2,000,000 2.500%,  9/15/2050 1,210,387
NXP BV/NXP Funding, LLC
1,300,000 5.550%,  12/1/2028 1,321,748

Income Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.9% Value
Technology  6.4% - continued
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
$ 1,400,000 3.150%,  5/1/2027 $ 1,346,036
1,150,000 4.300%,  6/18/2029 1,116,282
1,200,000 3.250%,  5/11/2041 876,887
Oracle Corporation
3,300,000 5.550%,  2/6/2053 3,117,818
2,600,000 3.950%,  3/25/2051 1,925,835
4,200,000 6.150%,  11/9/2029 4,405,299
3,300,000 6.250%,  11/9/2032 3,497,245
2,700,000 4.300%,  7/8/2034 2,481,999
2,650,000 4.000%,  7/15/2046 2,039,368
PayPal Holdings, Inc.
2,700,000 5.150%,  6/1/2034 2,682,621
Roper Technologies, Inc.
2,700,000 4.900%,  10/15/2034 2,596,750
Texas Instruments, Inc.
2,400,000 5.000%,  3/14/2053 2,198,754
VMware, LLC
2,600,000 2.200%,  8/15/2031 2,156,817
Total 84,225,534
Transportation  2.0%
Air Canada
1,600,000 3.875%,  8/15/2026
c
1,554,576
American Airlines,
Inc./ AAdvantage Loyalty IP, Ltd.
610,000 5.500%,  4/20/2026
c
608,028
1,100,000 5.750%,  4/20/2029
c
1,090,856
Burlington Northern Santa Fe, LLC
2,000,000 4.700%,  9/1/2045 1,766,522
2,200,000 4.050%,  6/15/2048 1,751,419
Canadian Pacific Railway
Company
1,900,000 4.700%,  5/1/2048 1,648,304
Delta Air Lines, Inc./ SkyMiles IP,
Ltd.
3,600,000 4.750%,  10/20/2028
c
3,550,836
ERAC USA Finance, LLC
3,030,000 4.200%,  11/1/2046
c
2,459,474
FedEx Corporation
1,750,000 3.250%,  5/15/2041 1,280,029
Mileage Plus Holdings, LLC
2,250,000 6.500%,  6/20/2027
c
2,264,182
Norfolk Southern Corporation
4,500,000 4.450%,  3/1/2033 4,293,381
Southwest Airlines Company
1,625,000 2.625%,  2/10/2030 1,438,218
United Airlines Pass Through Trust
793,587 3.750%,  9/3/2026 777,931
United Airlines, Inc.
2,273,000 4.375%,  4/15/2026
c
2,234,947
300,000 4.625%,  4/15/2029
c
285,236
Total 27,003,939
U.S. Government & Agencies  7.3%
U.S. Treasury Bonds
2,700,000 4.250%,  2/15/2054 2,463,076
13,050,000 4.625%,  5/15/2054 12,679,351
29,750,000 4.250%,  8/15/2054 27,167,724
10,500,000 4.500%,  11/15/2054 10,010,994
Principal
Amount Long-Term Fixed Income  97.9% Value
U.S. Government & Agencies  7.3% - continued
$ 5,500,000 4.375%,  8/15/2043 $ 5,175,074
6,000,000 4.625%,  11/15/2044 5,817,659
U.S. Treasury Notes
3,200,000 4.125%,  11/30/2031 3,131,679
1,000,000 4.000%,  2/15/2034 957,359
30,650,000 3.875%,  8/15/2034 28,980,748
Total 96,383,664
Utilities  8.1%
AES Corporation
1,300,000 7.600%,  1/15/2055
b
1,335,249
American Electric Power
Company, Inc.
2,075,000 7.050%,  12/15/2054
b,d
2,149,835
1,750,000 5.625%,  3/1/2033 1,767,859
American Water Capital
Corporation
1,700,000 3.450%,  5/1/2050 1,173,269
Arizona Public Service Company
2,550,000 5.550%,  8/1/2033 2,550,153
Berkshire Hathaway Energy
Company
1,825,000 4.450%,  1/15/2049 1,505,378
CenterPoint Energy, Inc.
1,275,000 7.000%,  2/15/2055
b
1,311,496
2,500,000 6.700%,  5/15/2055
b
2,486,163
2,250,000 2.950%,  3/1/2030 2,023,039
2,150,000 2.650%,  6/1/2031 1,847,270
Commonwealth Edison Company
1,050,000 5.650%,  6/1/2054 1,035,277
Consolidated Edison Company of
New York, Inc.
1,876,000 3.850%,  6/15/2046 1,431,549
2,750,000 4.125%,  5/15/2049 2,162,296
Constellation Energy Generation,
LLC
2,100,000 5.800%,  3/1/2033 2,145,797
Consumers Energy Company
1,350,000 4.600%,  5/30/2029 1,337,481
Dominion Energy, Inc.
1,550,000 6.875%,  2/1/2055
b
1,610,686
1,000,000 4.350%,  1/15/2027
b,e
968,278
DTE Energy Company
2,150,000 5.100%,  3/1/2029 2,154,956
1,550,000 5.850%,  6/1/2034 1,591,174
Duke Energy Corporation
2,950,000 3.250%,  1/15/2082
b
2,742,142
2,250,000 3.500%,  6/15/2051 1,518,046
4,000,000 5.000%,  8/15/2052 3,490,756
1,500,000 6.450%,  9/1/2054
b
1,518,221
2,200,000 3.750%,  9/1/2046 1,619,752
Edison International
4,100,000 5.750%,  6/15/2027
d
4,168,449
Essential Utilities, Inc.
1,500,000 4.800%,  8/15/2027 1,498,099
Eversource Energy
1,900,000 5.450%,  3/1/2028 1,924,753
Exelon Corporation
1,800,000 4.100%,  3/15/2052 1,368,226
FirstEnergy Corporation
2,730,000 3.900%,  7/15/2027 2,658,453

Income Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.9% Value
Utilities  8.1% - continued
$ 2,800,000 4.850%,  7/15/2047 $ 2,388,208
FirstEnergy Transmission, LLC
3,300,000 2.866%,  9/15/2028
c
3,055,562
2,150,000 5.450%,  7/15/2044
c
2,058,456
Georgia Power Company
800,000 5.250%,  3/15/2034 793,772
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 974,342
National Rural Utilities Cooperative
Finance Corporation
1,600,000 4.400%,  11/1/2048 1,311,206
Nevada Power Company
825,000 6.000%,  3/15/2054 842,448
NextEra Energy Capital Holdings,
Inc.
2,050,000 6.750%,  6/15/2054
b
2,100,188
NiSource, Inc.
1,050,000 5.200%,  7/1/2029 1,057,995
1,350,000 3.600%,  5/1/2030 1,259,263
1,170,000 4.375%,  5/15/2047 956,311
Oncor Electric Delivery Company,
LLC
1,740,000 3.750%,  4/1/2045 1,336,426
Pacific Gas and Electric Company
1,000,000 5.900%,  10/1/2054 986,281
1,900,000 3.300%,  12/1/2027 1,815,252
4,300,000 4.550%,  7/1/2030 4,161,551
1,850,000 5.800%,  5/15/2034 1,891,664
PG&E Corporation
1,400,000 7.375%,  3/15/2055
b
1,436,725
PPL Electric Utilities Corporation
1,350,000 4.850%,  2/15/2034 1,314,708
Public Service Company of
Colorado
1,800,000 4.500%,  6/1/2052 1,488,468
Public Service Enterprise Group,
Inc.
3,750,000 5.200%,  4/1/2029 3,788,716
San Diego Gas & Electric
Company
2,200,000 4.150%,  5/15/2048 1,744,833
Sempra
2,700,000 3.250%,  6/15/2027 2,599,593
Southern Company
2,500,000 5.700%,  10/15/2032 2,567,984
1,700,000 4.000%,  1/15/2051
b
1,665,903
1,650,000 3.750%,  9/15/2051
b
1,580,070
Southern Company Gas Capital
Corporation
2,550,000 4.950%,  9/15/2034 2,467,709
Virginia Electric and Power
Company
1,000,000 5.550%,  8/15/2054 966,578
2,200,000 5.000%,  1/15/2034 2,139,669
Vistra Operations Company, LLC
1,450,000 5.050%,  12/30/2026
c
1,451,275
Total 107,295,258
Total Long-Term Fixed Income
(cost $1,357,737,882) 1,292,796,099
Shares
Collateral Held for Securities
Loaned 1.4% Value
18,182,198 Thrivent Cash Management Trust $ 18,182,198
Total Collateral Held for
Securities Loaned
(cost $18,182,198) 18,182,198
Shares Preferred Stock 0.4% Value
Capital Goods  0.4%
80,000 Boeing Company, Convertible,
6.000% 4,871,200
Total 4,871,200
Total Preferred Stock
(cost $4,255,332) 4,871,200
Shares Common Stock <0.1% Value
Financials  <0.1%
2,247 Glitnir HoldCo ehf.
h,i
0
Total 0
Total Common Stock
(cost $–) 0
Shares or
Principal
Amount Short-Term Investments 0.4% Value
Federal Home Loan Bank Discount
Notes
400,000 4.540%, 1/3/2025
j,k
399,860
500,000 4.545%, 1/8/2025
j,k
499,532
Thrivent Core Short-Term Reserve
Fund
470,078 4.730% 4,700,784
Total Short-Term Investments
(cost $5,600,241) 5,600,176
Total Investments (cost
$1,385,775,653) 100.1% $1,321,449,673
Other Assets and Liabilities, Net
(0.1%) (900,513)
Total Net Assets 100.0% $1,320,549,160

Income Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

a All or a portion of the security is insured or guaranteed.
b Denotes variable rate securities. The rate shown is as of
December 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2024, the value of these investments was $215,959,957 or
16.4% of total net assets.
d All or a portion of the security is on loan.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f Defaulted security.  Interest is not being accrued.
g Principal amount is displayed in Euros.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Non-income producing security.
j The interest rate shown reflects the yield.
k All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Portfolio as of December 31, 2024 was $3,418,655 or
0.26% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of December 31, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  7/9/2018 $ 1,950,000
Credit Suisse Group AG  5/17/2021 2,765,679
Credit Suisse Group AG  8/4/2020 2,450,000
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 4,563,982
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
December 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 17,621,329
Total lending $17,621,329
Gross amount payable upon return of
collateral for securities loaned $18,182,198
Net amounts due to counterparty $560,869
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 12,045,593
Gross unrealized depreciation (76,495,703)
Net unrealized appreciation (depreciation) $ (64,450,110)
Cost for federal income tax purposes $ 1,385,400,195

Income Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 164,757 – 164,757 –
Basic Materials 25,171,154 – 25,171,154 –
Capital Goods 63,673,604 – 63,673,604 –
Collateralized Mortgage Obligations 5,247,198 – 5,247,198 –
Commercial Mortgage-Backed Securities 13,692,644 – 13,692,644 –
Communications Services 98,672,935 – 98,672,935 –
Consumer Cyclical 99,753,460 – 99,753,460 –
Consumer Non-Cyclical 114,928,697 – 114,928,697 –
Energy 88,154,574 – 88,154,574 –
Financials @ 455,154,395 – 455,154,395 –
Foreign Government 4,466,725 – 4,466,725 –
Mortgage-Backed Securities 8,807,561 – 8,807,561 –
Technology 84,225,534 – 84,225,534 –
Transportation 27,003,939 – 27,003,939 –
U.S. Government & Agencies 96,383,664 – 96,383,664 –
Utilities 107,295,258 – 107,295,258 –
Preferred Stock
Capital Goods 4,871,200 4,871,200 – –
Common Stock
Financials @ 0 – – 0
Short-Term Investments 899,392 – 899,392 –
Subtotal Investments in Securities $1,298,566,691 $4,871,200 $1,293,695,491 $0
Other Investments  * Total
Affiliated Short-Term Investments 4,700,784
Collateral Held for Securities Loaned 18,182,198
Subtotal Other Investments $22,882,982
Total Investments at Value $1,321,449,673
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Income Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 499,588 499,588 – –
Total Liability Derivatives $499,588 $499,588 $– $–

Income Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of December 31, 2024. Investments and/or cash totaling $899,392 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 54 March 2025 $ 6,289,882 ( $ 142,319)
Ultra 10-Yr. U.S. Treasury Note 225 March 2025 25,402,581 (357,269)
Total Futures Long Contracts $ 31,692,463 ( $ 499,588)
Total Futures Contracts $ 31,692,463 ($499,588)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for Income Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 499,588
Total Interest Rate Contracts 499,588
Total Liability Derivatives $499,588
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 1,160,393
Total Interest Rate Contracts
1,160,393
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (1,938,869)
Total Credit Contracts
(1,938,869)
Total ($778,476)

Income Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (3,438,237)
Total Interest Rate Contracts (3,438,237)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 1,293,918
Total Credit Contracts 1,293,918
Total ($2,144,319)
The following table presents Income Portfolio's average volume of derivative activity during the period ended December 31, 2024.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $33,369,398
Credit Contracts
Credit Default Swaps - Buy Protection (371,729)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $32,285 $393,329 $420,913 $4,701 470 0.3%
Total Affiliated Short-Term Investments 32,285 4,701 0.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 26,192 182,105 190,115 18,182 18,182 1.4
Total Collateral Held for Securities Loaned 26,192 18,182 1.4
Total Value $58,477 $22,883
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $– $– $ – $874
Total Income/Non Cash Income from Affiliated
Investments $874
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 132
Total Affiliated Income from Securities Loaned, Net $132
Total Value $– $– $ –

International Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.3% Value
Australia  6.0%
111,062 AGL Energy, Ltd. $ 774,445
10,393 ALS, Ltd. 96,740
26,445 Amotiv, Ltd. 173,194
267,144 AMP, Ltd. 261,617
3,032 Ampol, Ltd. 52,901
10,002 Ansell, Ltd. 208,976
532,655 APA Group 2,293,159
29,876 Arena REIT 71,753
83,776 Aristocrat Leisure, Ltd. 3,537,906
42,035 Aurizon Holdings, Ltd. 84,408
197,888 Australia and New Zealand
Banking Group, Ltd. 3,486,746
386,825 BHP Group, Ltd. 9,436,501
27,338 BlueScope Steel, Ltd. 316,112
233,093 Brambles, Ltd. 2,772,211
21,180 Breville Group, Ltd. 462,618
59,899 BWP Trust 121,414
2,290 CAR Group, Ltd. 50,962
46,432 Centuria Capital Group 50,737
64,826 Challenger, Ltd. 240,641
16,734 Charter Hall Retail REIT 32,555
5,012 Cochlear, Ltd. 897,541
109,085 Coles Group, Ltd. 1,273,408
51,798 Collins Foods, Ltd. 232,311
95,663 Commonwealth Bank of Australia 9,051,746
23,790 Computershare, Ltd. 499,744
34,451 CSL, Ltd. 6,010,004
114,924 Deterra Royalties, Ltd. 263,867
19,500 Dexus Industria REIT 30,998
32,274 Downer EDI, Ltd. 104,638
20,169 FleetPartners Group, Ltd.
a
33,622
44,364 Fortescue, Ltd. 499,563
19,359 Goodman Group 425,548
50,280 Growthpoint Properties Australia,
Ltd. 73,816
18,011 Helia Group, Ltd. 49,741
15,586 HUB24, Ltd. 668,809
236,614 Incitec Pivot, Ltd. 428,162
77,429 Independence Group NL 227,642
54,426 Inghams Group, Ltd. 107,003
562,223 Insurance Australia Group, Ltd. 2,940,552
21,609 IRESS, Ltd.
a
124,477
38,424 JB Hi-Fi, Ltd. 2,198,275
26,480 Jumbo Interactive, Ltd. 227,900
404,144 Lottery Corporation, Ltd. 1,232,664
6,392 Macquarie Group, Ltd. 874,189
155,512 National Australia Bank, Ltd. 3,563,140
21,032 Netwealth Group, Ltd. 373,131
127,764 Nickel Industries, Ltd. 65,011
138,190 Northern Star Resources, Ltd. 1,312,966
21,918 Orica, Ltd. 224,691
341,126 Origin Energy, Ltd. 2,297,849
339,023 Perenti, Ltd. 292,428
586,180 Perseus Mining, Ltd. 928,435
6,819 Pinnacle Investment Management
Group, Ltd. 96,065
25,746 Premier Investments, Ltd. 510,970
8,633 Pro Medicus, Ltd. 1,333,561
108,363 QBE Insurance Group, Ltd. 1,286,905
99,601 Regis Resources, Ltd.
a
156,441
145,275 Reliance Worldwide Corporation,
Ltd. 450,020
223,490 Resolute Mining, Ltd.
a
54,252
51,204 Rio Tinto, Ltd. 3,712,951
79,368 Stanmore Resources, Ltd. 147,426
Shares Common Stock  97.3% Value
Australia  6.0%  - continued
85,053 Steadfast Group, Ltd. $ 304,917
42,216 Super Retail Group, Ltd. 395,420
169,561 Technology One, Ltd. 3,275,306
957,156 Telstra Corporation, Ltd. 2,372,121
190,514 Ventia Services Group, Pty. Ltd. 423,234
105,583 Viva Energy Group, Ltd.
b
171,863
118,320 Waypoint REIT, Ltd. 170,211
22,110 Wesfarmers, Ltd. 976,765
251,031 Westpac Banking Corporation 5,010,826
17,246 Whitehaven Coal, Ltd. 66,020
2,689 Wisetech Global, Ltd. 200,742
18,214 Worley, Ltd. 154,011
18,140 Yancoal Australia, Ltd. 72,858
28,258 Zip Company, Ltd.
a
51,376
Total 83,453,728
Austria  <0.1%
21,570 ams OSRAM AG
a
141,388
Total 141,388
Belgium  0.1%
7,691 Bekaert SA 266,562
16,593 Groupe Bruxelles Lambert SA 1,134,561
1,706 Melexis NV 99,745
11,833 Proximus SADP 61,643
801 Titan Cement International SA 33,298
Total 1,595,809
Bermuda  0.3%
250,000 Cafe de Coral Holdings, Ltd. 251,044
108,300 Hongkong Land Holdings, Ltd. 482,248
68,200 Jardine Matheson Holdings, Ltd. 2,791,646
18,509 Odfjell Drilling, Ltd. 83,846
363,500 Yue Yuen Industrial Holdings, Ltd. 809,735
Total 4,418,519
Brazil  0.4%
10,044 Banco Bradesco SA ADR 19,184
153,200 Banco do Brasil SA 599,374
52,700 BRF SA 216,333
160,034 Companhia Energetica de Minas
Gerais ADR 283,260
1,612 Companhia Paranaense de Energia
- COPEL ADR 8,406
118,900 Cury Construtora e Incorporadora
SA 336,038
29,700 Direcional Engenharia SA 127,880
4,565 Embraer SA ADR
a
167,444
86,944 Gerdau SA ADR 250,399
137,700 Itau Unibanco Holding SA ADR 682,992
45,100 JBS SA 265,000
119,500 Klabin SA 448,765
14,100 Metalurgica Gerdau SA 23,394
13,712 Petroleo Brasileiro SA ADR 176,336
71,300 Telefonica Brasil SA 539,783
81,898 Vale SA ADR 726,435
14,400 WEG SA 123,002
Total 4,994,025
Canada  9.4%
69,988 Agnico Eagle Mines, Ltd. 5,475,565
61,784 Alimentation Couche-Tard, Inc. 3,426,499
43,793 ATCO, Ltd. 1,449,561

International Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.3% Value
Canada  9.4%  - continued
40,586 Bank of Montreal $ 3,940,155
72,504 Bank of Nova Scotia 3,893,411
63,011 Barrick Gold Corporation 977,088
24,649 Brookfield Corporation 1,416,745
53,967 Canadian Imperial Bank of
Commerce 3,413,837
239,657 Canadian Natural Resources, Ltd. 7,399,198
8,906 Canadian Pacific Kansas City, Ltd. 644,848
126,130 Canadian Utilities, Ltd. 3,057,936
21,958 CCL Industries, Inc. 1,129,635
6,110 Cogeco Communications, Inc.
c
286,277
2,441 Constellation Software, Inc./Canada 7,548,106
24,364 Dollarama, Inc. 2,377,670
145,392 Enbridge, Inc. 6,170,904
1,236 FirstService Corporation 223,898
1,713 George Weston, Ltd. 266,391
7,338 Gildan Activewear, Inc. 345,345
95,998 Great-West Lifeco, Inc. 3,183,571
75,780 Hydro One, Ltd. 2,333,841
40,528 iA Financial Corporation, Inc. 3,758,874
23,807 IGM Financial, Inc. 760,360
26,600 Imperial Oil, Ltd. 1,639,357
25,789 Keyera Corporation 788,678
257,097 Kinross Gold Corporation 2,383,289
14,895 Laurentian Bank of Canada 300,086
35,756 Loblaw Companies, Ltd. 4,705,529
228,708 Manulife Financial Corporation 7,026,154
48,961 Metro, Inc./CN 3,070,600
18,360 National Bank of Canada 1,673,724
144,296 Power Corporation of Canada 4,501,188
85,149 Royal Bank of Canada 10,266,809
15,420 Russel Metals, Inc. 451,621
67,475 Shopify, Inc.
a
7,174,617
33,677 Sun Life Financial, Inc. 1,999,605
168,000 Suncor Energy, Inc. 5,996,786
12,069 Teck Resources, Ltd. 489,156
30,768 Thomson Reuters Corporation 4,940,603
19,822 TMX Group, Ltd. 610,608
17,955 Toromont Industries, Ltd. 1,419,462
115,094 Toronto-Dominion Bank 6,127,618
3,771 WSP Global, Inc. 663,614
Total 129,708,819
Cayman Islands  1.5%
165,500 3SBio, Inc.
b
129,559
66,500 AAC Technologies Holdings, Inc. 318,905
261,500 Alibaba Group Holding, Ltd. 2,767,548
13,500 ASMPT, Ltd. 129,080
345,000 China Feihe, Ltd.
b
240,060
299,000 China Mengniu Dairy Company,
Ltd. 668,898
199,500 China Resources Land, Ltd. 572,718
154,000 Consun Pharmaceutical Group,
Ltd. 160,992
352,000 Geely Automobile Holdings, Ltd. 662,921
370,000 Greentown China Holdings, Ltd. 436,375
61,733 JD.com, Inc. 1,071,883
11,486 JOYY, Inc. ADR
a
480,689
201,000 Kingboard Holdings, Ltd. 481,242
70,000 Li Ning Company, Ltd. 146,259
262,500 Longfor Group Holdings, Ltd.
b
332,906
61,352 Meituan
a,b
1,192,890
17,000 NetDragon Websoft Holdings, Ltd. 22,272
37,974 NU Holdings, Ltd./Cayman Islands
a
393,411
6,929 PDD Holdings, Inc. ADR
a
672,044
Shares Common Stock  97.3% Value
Cayman Islands  1.5%  - continued
1,130,500 Shui On Land, Ltd. $ 97,110
66,000 Stella International Holdings, Ltd. 138,685
138,724 Tencent Holdings, Ltd. 7,404,092
124,000 VSTECS Holdings, Ltd. 83,021
326,500 WH Group, Ltd.
b
251,612
437,800 Xiaomi Corporation
a,b
1,920,110
293,500 Zhongsheng Group Holdings, Ltd. 524,276
Total 21,299,558
Chile  0.1%
6,075 Banco de Chile ADR 137,781
5,673 Banco de Credito e Inversiones SA 157,376
48,739 Cencosud SA 107,816
880,936 Colbun SA 108,952
12,397,329 Latam Airlines Group SA 171,108
59,222 S.A.C.I. Falabella
a
209,214
Total 892,247
China  1.2%
2,154,200 Agricultural Bank of China, Ltd. 1,576,003
494,000 Aluminum Corporation of China,
Ltd., Class H 283,344
549,000 BAIC Motor Corporation, Ltd.
b
168,741
319,800 BOE Technology Group Company,
Ltd. 192,342
509,000 CGN Power Company, Ltd.
b
185,957
111,000 China Construction Bank
Corporation, Class H 91,961
126,000 China Life Insurance Company,
Ltd. 235,826
6,036,000 China Tower Corporation, Ltd.
b
866,865
2,357,200 China United Network
Communications, Ltd. 1,714,600
953,000 CRRC Corporation, Ltd. 612,817
10,500 Great Wall Motor Company, Ltd.,
Class H 18,298
184,400 Haier Smart Home Company, Ltd.,
Class H 644,325
461,700 Huaxia Bank Company, Ltd. 506,638
51,700 Industrial and Commercial Bank of
China, Ltd., Class A 49,019
491,000 Industrial and Commercial Bank of
China, Ltd., Class H 327,341
150,500 Inner Mongolia Yili Industrial Group
Company, Ltd. 622,460
258,000 Jiangxi Copper Company, Ltd.,
Class H 411,070
220,000 Lenovo Group, Ltd. 282,824
168,100 Midea Group Company, Ltd. 1,731,884
77,400 New China Life Insurance
Company, Ltd. 233,366
695,000 People's Insurance Company
(Group) of China, Ltd., Class H 344,360
76,700 Ping An Insurance (Group)
Company of China, Ltd., Class A 553,403
297,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 1,743,199
254,300 SAIC Motor Corporation, Ltd. 721,432
103,300 Shanghai Pharmaceuticals Holding
Company, Ltd., Class H 167,457
250,500 Shenwan Hongyuan Group
Company, Ltd. 183,587
399,600 Sinopharm Group Company, Ltd. 1,089,905

International Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.3% Value
China  1.2%  - continued
145,000 Tong Ren Tang Technologies
Company, Ltd. $ 96,501
67,900 Universal Scientific Industrial
Shanghai Company, Ltd. 153,381
20,000 Xinhua Winshare Publishing and
Media Company, Ltd. 30,273
64,200 ZTE Corporation 200,006
Total 16,039,185
Colombia  <0.1%
2,269 Bancolombia SA 19,365
16,045 Bancolombia SA ADR 505,578
Total 524,943
Cyprus  <0.1%
18,642 Ros Agro plc GDR
a,d
0
Total 0
Czech Republic  <0.1%
75 Philip Morris CR 51,731
Total 51,731
Denmark  1.9%
18,581 ALK-Abello AS
a
411,443
822 Bavarian Nordic AS
a
21,620
3,073 ChemoMetec AS 207,702
3,677 DFDS AS 68,408
8,288 H Lundbeck AS, Class A 38,451
82,696 H Lundbeck AS, Class B 474,636
709 Jyske Bank AS 50,358
13,499 NKT AS
a
968,420
200,129 Novo Nordisk AS 17,267,496
27,784 Pandora AS 5,083,235
4,855 Per Aarsleff Holding AS 338,539
395 Ringkjoebing Landbobank AS 66,206
1,451 Royal Unibrew AS 102,176
18,256 Scandinavian Tobacco Group AS
b
241,665
13,511 Sydbank AS 713,160
Total 26,053,515
Egypt  <0.1%
15,733 Commercial International Bank
Egypt SAE GDR 23,316
Total 23,316
Finland  0.5%
293,454 Fortum Oyj
c
4,108,216
6,493 Huhtamaki Oyj 229,993
7,696 Kalmar Oyj
a
253,858
15,787 Kemira Oyj 319,210
36,386 Kojamo Oyj
a
354,402
1,586 Konecranes Oyj 100,522
135,199 Nordea Bank Abp 1,475,124
2,111 Puuilo Oyj 22,348
Total 6,863,673
France  6.8%
55,942 Air Liquide SA 9,093,925
159,439 BNP Paribas SA 9,789,057
78,198 Compagnie de Saint-Gobain SA 6,948,812
143,045 Compagnie Generale des
Etablissements Michelin SCA 4,706,966
Shares Common Stock  97.3% Value
France  6.8%  - continued
869,755 Credit Agricole SA $ 11,967,429
78,911 Danone SA 5,332,790
6,675 Eiffage SA 585,340
566,967 Engie SA 8,991,772
30,638 FORVIA SE 275,592
28,030 Groupe Eurotunnel SA 446,959
1,966 Hermes International SCA 4,717,169
6,785 ICADE 161,922
20,280 Ipsos SA 962,632
3,372 La Francaise des Jeux SACA
b
129,858
103,956 Legrand SA 10,111,952
7,582 LVMH Moet Hennessy Louis Vuitton
SE 4,987,392
53,200 Schneider Electric SE 13,244,473
2,025 Sopra Steria Group 358,955
10,054 Technip Energies NV 268,558
8,533 Valeo SE 82,133
4,985 Wendel SA 480,126
Total 93,643,812
Germany  5.8%
50,924 Adidas AG 12,525,503
76,006 Allianz SE 23,361,461
3,333 Dermapharm Holding SE 134,213
74,408 Deutsche Boerse AG 17,140,366
144,244 Deutsche Telekom AG 4,322,001
1,604 Eckert & Ziegler SE 73,630
2,312 Freenet AG 66,001
1,115 Gerresheimer AG 82,085
32,507 Heidelberg Materials AG 4,016,671
1,023 Hornbach Holding AG & Company
KGaA 76,969
2,608 Jenoptik AG 60,989
3,068 LEG Immobilien SE 260,224
13,902 SAF-Holland SE 213,076
56,176 SAP SE 13,817,862
11,388 Scout24 SE
b
1,004,866
8,008 Siemens AG 1,561,519
1,601 Siltronic AG 77,288
1,960 SUSS MicroTec SE 99,982
2,631 Symrise AG 280,656
23,591 TAG Immobilien AG 349,306
37,889 Vonovia SE 1,153,451
Total 80,678,119
Greece  <0.1%
5,668 Hellenic Telecommunications
Organization SA 87,270
18,346 HELLENiQ ENERGY Holdings SA 143,632
4,495 OPAP SA 73,059
Total 303,961
Hong Kong  1.2%
124,000 China Overseas Grand Oceans
Group, Ltd. 28,015
81,000 China Overseas Land &
Investment, Ltd. 127,963
1,071,000 CK Hutchison Holdings, Ltd. 5,693,912
709,440 CSPC Pharmaceutical Group, Ltd. 432,474
591,000 Henderson Land Development
Company, Ltd. 1,791,588
183,000 HKT Trust and HKT, Ltd. 226,009
5,000 Kerry Properties, Ltd. 9,988
325,500 Link REIT 1,368,894

International Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.3% Value
Hong Kong  1.2%  - continued
284,000 Sun Hung Kai Properties, Ltd. $ 2,702,357
211,000 Techtronic Industries Company,
Ltd. 2,773,796
352,000 United Laboratories International
Holdings, Ltd. 556,888
38,100 VTech Holdings, Ltd. 258,338
420,000 Yuexiu Property Company, Ltd. 272,048
Total 16,242,270
Hungary  0.1%
54,562 MOL Hungarian Oil & Gas plc 375,548
10,556 OTP Bank Nyrt 576,909
15,661 Richter Gedeon Nyrt 410,227
Total 1,362,684
India  2.0%
1,104 ABB India, Ltd. 88,955
12,197 Bajaj Auto, Ltd. 1,251,317
304,939 Bharat Petroleum Corporation, Ltd. 1,036,866
53,421 Bharti Airtel, Ltd. 989,125
376 Bosch, Ltd. 149,685
78,117 Chambal Fertilisers and Chemicals,
Ltd. 449,368
85,036 Cipla, Ltd. 1,515,481
1,021 CRISIL, Ltd. 79,343
6,864 Cummins India, Ltd. 261,783
4,548 Dixon Technologies India, Ltd. 950,335
21,476 HCL Technologies, Ltd. 479,547
30,719 HDFC Asset Management
Company, Ltd.
b
1,503,783
47,428 HDFC Bank, Ltd. 980,826
31,832 Hero MotoCorp, Ltd. 1,543,545
144,276 Hindalco Industries, Ltd. 1,012,433
7,986 Hindustan Aeronautics, Ltd. 388,680
55,419 Hindustan Petroleum Corporation,
Ltd. 263,466
87,279 ICICI Bank, Ltd. ADR 2,606,151
25,205 Infosys, Ltd. ADR 552,494
42,281 Jindal Saw, Ltd. 143,618
1,440 KEI Industries, Ltd. 74,429
1,504 KPIT Technologies, Ltd. 25,640
30,131 LT Foods, Ltd. 147,135
6,130 Lupin, Ltd. 168,403
12,264 Mahindra & Mahindra, Ltd. 429,279
1,444 Maruti Suzuki India, Ltd. 182,657
156 MRF, Ltd. 237,550
4,715 Nippon Life India Asset
Management, Ltd.
b
39,942
21,802 Oberoi Realty, Ltd. 587,345
156,487 Oil & Natural Gas Corporation, Ltd. 436,787
359 Page Industries, Ltd. 199,006
7,799 Persistent Systems, Ltd. 586,265
7,459 Pidilite Industries, Ltd. 252,908
95,989 Power Finance Corporation, Ltd. 501,449
33,361 Reliance Industries, Ltd. 472,479
6,622 State Bank of India 61,351
42,539 Tata Consultancy Services, Ltd. 2,030,024
91,200 Tech Mahindra, Ltd. 1,811,249
22,253 Trent, Ltd. 1,846,335
2,744 UltraTech Cement, Ltd. 365,506
12,123 United Spirits, Ltd. 229,843
30,741 Zydus Lifesciences, Ltd. 348,222
Total 27,280,605
Shares Common Stock  97.3% Value
Indonesia  0.2%
3,508,100 Bank Central Asia Tbk PT $ 2,108,783
Total 2,108,783
Ireland  0.1%
301,109 AIB Group plc 1,665,105
Total 1,665,105
Israel  1.1%
44,531 Amot Investments, Ltd. 251,767
19,457 Bank Hapoalim BM 234,888
154,996 Bank Leumi Le-Israel BM 1,844,038
5,161 Camtek, Ltd./Israel 419,743
37,449 Check Point Software Technologies,
Ltd.
a
6,991,728
686 First International Bank of Israel,
Ltd. 33,793
13,987 G City, Ltd. 52,082
1,246 Hilan, Ltd. 74,133
1,287 Israel Corporation, Ltd. 337,016
317 Isras Holdings, Ltd.
a
35,296
7,356 Ituran Location and Control, Ltd. 229,139
5,646 Magic Software Enterprises, Ltd. 68,881
7,562 Nova, Ltd.
a
1,486,618
8,222 One Software Technologies, Ltd. 154,377
56,488 Plus500, Ltd. 1,915,015
13,757 Tower Semiconductor, Ltd.
a
709,513
Total 14,838,027
Italy  2.4%
275,493 A2A SPA 611,687
24,934 ACEA SPA 482,465
21,120 Arnoldo Mondadori Editore SPA 46,380
14,575 Azimut Holding SPA 363,221
7,050 Banca Generali SPA 328,256
17,128 Banca IFIS SPA 376,718
1,632,496 Banca Monte dei Paschi di Siena
SPA 11,571,780
34,095 Banca Popolare di Sondrio SPA 288,438
3,754 Brunello Cucinelli SPA 410,085
51,615 Buzzi SPA 1,905,363
59,668 Iren SPA 118,929
1,035,154 Italgas SPA 5,809,646
136,173 OVS SPA
b
478,241
392,741 Pirelli & C. SPA
b
2,227,727
168,927 Recordati SPA 8,855,905
604 Reply SPA 96,013
Total 33,970,854
Japan  19.0%
72,200 Advantest Corporation 4,105,209
8,700 Ain Holdings, Inc. 239,474
2,400 Alfresa Holdings Corporation 32,824
131,100 Amada Company, Ltd. 1,274,619
3,100 Anycolor, Inc. 55,059
29,600 Arcs Company, Ltd. 486,957
10,400 Artience Company, Ltd. 207,433
142,000 Asahi Kasei Corporation 978,414
3,900 Autobacs Seven Company, Ltd. 36,269
6,400 BayCurrent, Inc. 215,333
4,000 BIPROGY, Inc. 120,008
4,800 BML, Inc. 87,989
29,500 Bridgestone Corporation 991,587
8,900 Canon Electronics, Inc. 134,289

International Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.3% Value
Japan  19.0%  - continued
11,500 Central Glass Company, Ltd. $ 241,185
8,300 Chudenko Corporation 176,233
3,700 Chugin Financial Group, Inc. 38,211
41,300 COMSYS Holdings Corporation 847,447
6,400 Concordia Financial Group, Ltd. 35,197
7,800 Cover Corporation
a
129,538
124,900 Dai Nippon Printing Company, Ltd. 1,747,809
31,100 Daiichi Sankyo Company, Ltd. 850,997
1,700 Daikin Industries, Ltd. 198,358
180 Daiwa House REIT Investment
Corporation 265,119
574,600 Daiwa Securities Group, Inc. 3,791,633
14,900 DISCO Corporation 3,952,633
39,600 Doutor Nichires Holdings
Company, Ltd. 587,847
14,300 DTS Corporation 378,003
2,200 Ebara Corporation 33,754
934,400 Eneos Holdings, Inc. 4,902,008
5,500 Fast Retailing Company, Ltd. 1,855,380
12,700 Ferrotec Holdings Corporation 205,405
10,200 Financial Partners Group Company,
Ltd. 186,050
7,200 FP Partner, Inc. 93,469
83,000 Fuji Media Holdings, Inc. 906,389
34,400 FUJIFILM Holdings NPV 711,723
73,500 Fujitsu, Ltd. 1,291,144
2,800 Fuyo General Lease Company, Ltd. 206,846
14,500 Glory, Ltd. 237,090
34,400 Gree, Inc. 99,106
11,900 Gunze, Ltd. 410,517
5,200 Hanwa Company, Ltd. 163,168
30,400 Haseko Corporation 390,725
70,700 Heiwa Corporation 1,089,460
220,400 Hitachi, Ltd. 5,397,609
416,600 Honda Motor Company, Ltd. 3,966,369
49,400 Hoya Corporation 6,130,851
17,800 Hyakugo Bank, Ltd. 70,890
8,100 Iida Group Holdings Company, Ltd. 121,790
91,900 Inaba Denki Sangyo Company, Ltd. 2,266,312
41,000 INFRONEER Holdings, Inc. 316,798
1,300 Internet Initiative Japan, Inc. 24,501
45,000 ITOCHU Corporation 2,212,847
2,500 Jaccs Company, Ltd. 61,812
579,900 Japan Post Holdings Company,
Ltd. 5,461,352
58,800 Japan Post Insurance Company,
Ltd. 1,080,042
166,800 Japan Tobacco, Inc.
c
4,278,895
7,800 Juroku Financial Group, Inc. 210,612
7,500 Kakaku.com, Inc. 114,274
2,000 Kaken Pharmaceutical Company,
Ltd. 57,061
24,400 Kamigumi Company, Ltd. 529,311
20,000 Kanematsu Corporation 331,807
700 Kasumigaseki Capital Company,
Ltd. 58,732
4,400 Kawasaki Kisen Kaisha, Ltd. 62,598
100,800 KDDI Corporation 3,210,541
198 KDX Realty Investment Corporation 187,969
26,600 Keiyo Bank, Ltd. 132,150
9,000 Keyence Corporation 3,658,245
10,800 Koei Tecmo Holdings Company,
Ltd. 126,613
4,600 Kokusai Electric Corporation 60,278
22,300 Kokuyo Company, Ltd. 394,447
Shares Common Stock  97.3% Value
Japan  19.0%  - continued
98,500 Komatsu, Ltd. $ 2,683,373
12,900 KOMEDA Holdings Company, Ltd. 232,026
17,800 Kumagai Gumi Company, Ltd. 448,444
540,200 Kyocera Corporation 5,354,315
91,600 Kyoei Steel, Ltd. 1,060,774
3,600 KYORIN Pharmaceutical Company,
Ltd. 34,277
4,400 Lasertec Corporation 412,478
26,300 Lintec Corporation 505,974
4,100 M&A Research Institute Holdings,
Inc.
a
52,427
1,900 Maruha Nichiro Corporation 36,538
2,900 Maruichi Steel Tube, Ltd. 64,033
100 Maruwa Company, Ltd./Aichi 30,171
28,600 Matsui Securities Company, Ltd. 147,822
4,900 Mazda Motor Corporation 33,411
1,900 McDonald's Holdings Company
(Japan), Ltd. 74,636
30,700 Medipal Holdings Corporation 461,690
53,700 MEITEC Group Holdings, Inc. 1,007,079
6,000 Menicon Company, Ltd. 52,916
26,400 MIRAIT ONE Corporation 383,366
129,800 Mitsubishi Chemical Group
Corporation 655,572
430,200 Mitsubishi Corporation 7,038,813
53,500 Mitsubishi Estate Company, Ltd. 742,674
5,500 Mitsubishi Gas Chemical Company,
Inc. 97,556
625,700 Mitsubishi HC Capital, Inc. 4,123,510
126,500 Mitsubishi Heavy Industries, Ltd. 1,763,910
153,500 Mitsubishi Logistics Corporation 1,122,640
10,900 Mitsubishi Research Institute, Inc. 333,209
13,100 Mitsubishi Shokuhin Company, Ltd. 414,328
539,000 Mitsubishi UFJ Financial Group,
Inc. 6,292,666
85,400 Mitsui & Company, Ltd. 1,771,121
3,400 Mitsui DM Sugar Holdings
Company, Ltd. 72,650
281,700 Mizuho Financial Group, Inc. 6,877,014
6,800 Mizuho Leasing Company, Ltd. 45,271
7,900 MS and AD Insurance Group
Holdings, Inc. 170,620
130,200 Murata Manufacturing Company,
Ltd. 2,065,601
4,400 Nagase & Company, Ltd. 89,455
4,000 Nanto Bank, Ltd. 81,350
56,000 NEC Corporation 4,792,317
17,400 NEC Networks & System Integration
Corporation
e
361,319
20,800 Nikkon Holdings Company, Ltd. 268,316
80,100 Nintendo Company, Ltd. 4,665,168
26,200 Nippon Electric Glass Company,
Ltd. 554,776
31,500 Nippon Express Holdings, Inc. 477,605
7,498,400 Nippon Telegraph and Telephone
Corporation 7,489,881
23,900 Nippon Television Holdings, Inc. 414,054
13,700 Nipro Corporation 129,723
11,200 Nishimatsu Construction Company,
Ltd. 371,181
7,900 Nisshin Oillio Group, Ltd. 258,335
44,100 Nitto Denko Corporation 737,300
43,700 Nitto Kogyo Corporation 800,061
722,800 Nomura Holdings, Inc. 4,193,569
11,900 Nomura Real Estate Holdings, Inc. 293,667

International Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.3% Value
Japan  19.0%  - continued
34,800 NS Solutions Corporation $ 894,610
28,600 NSD Company, Ltd. 609,432
69,900 NTN Corporation 111,616
175,200 NTT Data Group Corporation 3,331,405
3,100 OBIC Business Consultants
Company, Ltd. 135,232
2,300 Ogaki Kyoritsu Bank, Ltd. 28,134
25,500 Ohsho Food Service Corporation 491,653
10,900 Okamura Corporation 141,616
1,700 Okinawa Cellular Telephone
Company 46,867
13,700 Okumura Corporation 341,044
19,600 Ono Pharmaceutical Company, Ltd. 204,065
1,900 Otsuka Corporation 43,452
11,000 Otsuka Holdings Company, Ltd. 598,399
2,000 PeptiDream, Inc.
a
33,195
6,800 Pigeon Corporation 62,943
10,600 Plus Alpha Consulting Company,
Ltd. 126,805
9,500 Raito Kogyo Company, Ltd. 133,222
2,700 RAIZNEXT Corporation 26,704
13,800 Rakus Company, Ltd. 160,657
84,284 Recruit Holdings Company, Ltd. 5,858,405
22,800 Renesas Electronics Corporation
a
288,535
8,800 Resona Holdings, Inc. 63,437
3,400 Resorttrust, Inc. 67,598
1,500 Restar Corporation 24,510
124,800 Rohm Company, Ltd. 1,159,594
1,700 Rohto Pharmaceutical Company,
Ltd. 30,971
13,000 Rorze Corporation 122,822
2,000 Sanki Engineering Company, Ltd. 39,967
78,900 Sankyo Company, Ltd. 1,062,270
16,000 Sankyu, Inc. 552,576
3,400 Sanrio Company, Ltd. 118,519
15,700 Sanyo Chemical Industries, Ltd. 408,630
7,800 Sato Holdings Corporation 108,124
5,100 SBI Sumishin Net Bank, Ltd. 122,089
2,100 SCREEN Holdings Company, Ltd. 123,978
133,000 SCSK Corporation 2,783,674
135,300 Secom Company, Ltd. 4,594,772
8,700 Sega Sammy Holdings, Inc. 168,627
16,500 Sekisui Chemical Company, Ltd. 282,517
224,400 Sekisui House, Ltd. 5,350,622
2,700 SHIFT, Inc.
a
307,665
77,500 Shin-Etsu Chemical Company, Ltd. 2,552,628
9,500 ShinMaywa Industries, Ltd. 83,654
14,600 Ship Healthcare Holdings, Inc. 204,004
36,000 Shizuoka Financial Group, Inc. 291,964
50,900 SKY Perfect JSAT Holdings, Inc. 290,413
8,200 Socionext, Inc. 128,102
42,500 SoftBank Group Corporation 2,428,696
41,000 Sohgo Security Services Company,
Ltd. 280,771
136,500 Sojitz Corporation 2,781,850
512,500 Sony Group Corporation 10,801,222
1,046 Star Asia Investment Corporation 342,531
7,500 Starts Corporation, Inc. 179,622
900 Strike Company, Ltd. 20,653
6,300 Sumco Corporation 46,396
222,100 Sumitomo Corporation 4,806,503
10,400 Sumitomo Dainippon Pharma
Company, Ltd.
a
36,793
341,400 Sumitomo Mitsui Financial Group,
Inc. 8,193,683
Shares Common Stock  97.3% Value
Japan  19.0%  - continued
11,300 Sumitomo Mitsui Trust Group, Inc. $ 263,963
4,800 Sumitomo Realty & Development
Company, Ltd. 149,274
900 Suzuken Company, Ltd./Aichi
Japan 26,892
142,400 Systena Corporation 326,358
2,000 Taiheiyo Cement Corporation 45,094
35,100 Taiyo Holdings Company, Ltd. 904,982
13,200 Taiyo Yuden Company, Ltd. 185,635
17,300 Takamatsu Construction Group
Company, Ltd. 307,110
1,700 Takasago Thermal Engineering
Company, Ltd. 68,275
5,000 Takashimaya Company, Ltd. 39,760
310,900 Takeda Pharmaceutical Company,
Ltd. 8,230,245
26,800 TBS Holdings, Inc. 681,124
108,400 Terumo Corporation 2,092,742
4,200 THK Company, Ltd. 96,882
79,900 Toagosei Company, Ltd. 764,242
13,400 Toho Holdings Company, Ltd. 361,382
37,700 Tohoku Electric Power Company,
Inc. 282,941
5,200 Tokai Corporation/Gifu 75,073
87,600 Tokai Tokyo Financial Holdings, Inc. 273,590
87,600 Tokio Marine Holdings, Inc. 3,143,800
41,400 Tokyo Electron, Ltd. 6,223,223
4,000 Tokyo Seimitsu Company, Ltd. 181,973
40,300 Tokyu Construction Company, Ltd. 183,966
15,400 Tokyu Fudosan Holdings
Corporation 93,993
3,000 TOMY Company, Ltd. 85,925
165,900 TOPPAN Holdings, Inc. 4,401,026
35,500 Tosoh Corporation 474,492
11,100 Totetsu Kogyo Company, Ltd. 235,497
2,300 Toyo Suisan Kaisha, Ltd. 155,971
5,600 Toyota Industries Corporation 450,383
725,800 Toyota Motor Corporation 14,171,421
7,000 TRE Holdings Corporation 66,783
3,400 Trial Holdings, Inc. 57,762
114,600 Tsubakimoto Chain Company 1,409,610
140,600 TV Asahi Holdings Corporation 2,031,565
25,000 UBE Corporation 380,345
9,000 U-Next Holdings Company, Ltd. 99,067
29,100 USS Company, Ltd. 252,601
5,700 UT Group Company, Ltd. 78,618
7,600 Valor Holdings Company, Ltd. 105,244
306,100 Yamada Holdings Company, Ltd. 878,170
10,500 Yokogawa Bridge Holdings
Corporation 186,751
20,800 Yuasa Trading Company, Ltd. 583,010
1,900 Zeria Pharmaceutical Company,
Ltd. 29,425
Total 263,920,219
Jersey  0.5%
100,471 Experian plc 4,318,209
86,868 Glencore plc 382,580
576,474 Man Group plc 1,538,330
171,869 TP ICAP Group plc 555,117
Total 6,794,236

International Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.3% Value
Kuwait  <0.1%
22,654 HumanSoft Holding Company
KSCC $ 199,866
51,056 Kuwait Finance House KSCP 123,495
50,215 National Bank of Kuwait KSC 145,886
Total 469,247
Luxembourg  0.1%
109,864 Aroundtown SA
a
331,790
34,040 Grand City Properties SA
a
415,726
1,666 Spotify Technology SA
a
745,335
Total 1,492,851
Malaysia  <0.1%
81,600 CIMB Group Holdings Bhd 149,498
78,600 Hong Leong Bank Bhd 361,161
95,300 RHB Bank Bhd 138,073
100,511 Sports Toto Bhd 33,487
24,200 Ta Ann Holdings Bhd 23,164
Total 705,383
Mexico  0.1%
8,627 Coca-Cola FEMSA SAB de CV ADR 671,957
19,033 Grupo Financiero Banorte SAB de
CV ADR 122,645
51,100 Grupo Mexico SAB de CV 243,308
64,300 Megacable Holdings SAB de CV 104,386
Total 1,142,296
Netherlands  5.4%
10,029 Aalberts NV 356,595
12,158 ASM International NV 7,029,585
30,729 ASML Holding NV 21,523,674
28,170 Cementir Holding NV 308,431
2,990 Euronext NV
b
335,439
680 EXOR NV 62,340
45,240 Ferrari NV 19,303,878
476,035 Koninklijke Ahold Delhaize NV 15,527,758
48,827 Koninklijke Vopak NV 2,149,129
508,550 MFE-MediaForEurope NV 1,559,120
9,041 NEPI Rockcastle NV 66,109
21,349 SBM Offshore NV 375,957
36,918 Wolters Kluwer NV 6,133,724
Total 74,731,739
New Zealand  <0.1%
109,581 Contact Energy, Ltd. 582,450
5,103 EBOS Group, Ltd. 105,783
Total 688,233
Norway  0.6%
94,870 Aker Solutions ASA 261,051
330,130 DNB Bank ASA 6,590,858
91,927 DNO International ASA 84,846
48,678 Europris ASA
b
310,846
3,925 Kongsberg Gruppen ASA 441,589
Total 7,689,190
Philippines  <0.1%
61,390 Bank of the Philippine Islands 129,477
Total 129,477
Shares Common Stock  97.3% Value
Poland  0.1%
19,171 Asseco Poland SA $ 445,306
3,754 Bank Polska Kasa Opieki SA 125,484
3,419 KGHM Polska Miedz SA 95,264
15,404 Orlen SA 176,571
48,166 Powszechna Kasa Oszczednosci
Bank Polski SA 697,282
33,693 Powszechny Zaklad Ubezpieczen
SA 374,261
Total 1,914,168
Portugal  0.1%
87,057 CTT-Correios de Portugal SA 487,155
109,736 REN - Redes Energeticas
Nacionais SGPS SA 259,168
786 Semapa-Sociedade de
Investimento e Gestao, SGPS SA 11,569
Total 757,892
Qatar  <0.1%
57,852 Commercial Bank PSQC 69,123
48,306 Doha Bank QPSC 26,418
16,866 Gulf Warehousing Company 15,611
10,239 Qatar Islamic Bank QPSC 60,077
58,976 Qatar National Bank QPSC 280,007
Total 451,236
Russian Federation  <0.1%
169,404 Gazprom PJSC ADR
a,d
17
14,886 GMK Norilskiy Nickel PAO ADR
a,d
1
6,112 LUKOIL PJSC
d,f
0
6,042 Mechel PJSC ADR
a,d
1
444 Novatek PJSC GDR
a,d
0
684 Polyus PJSC
a,d
0
1 Polyus PJSC GDR
a,d
0
329,720 Sberbank of Russia PJSC
d,f
0
17,590 Sovcomflot OAO
d,f
0
67,366 Surgutneftegas PJSC ADR
a,d
7
Total 26
Saudi Arabia  0.3%
50,640 Al Rajhi Bank 1,272,878
140,074 Arab National Bank 784,638
3,451 Eastern Province Cement Company 31,584
589 Elm Company 174,784
69,255 Saudi Arabian Oil Company
b
516,986
1,477 Saudi Basic Industries Corporation 26,337
30,399 Saudi National Bank 269,752
93,587 Saudi Telecom Company 996,314
3,971 Theeb Rent A Car Company 80,955
11,444 Yanbu National Petrochemical
Company 115,092
Total 4,269,320
Singapore  1.5%
88,700 City Developments, Ltd. 331,699
1,236,200 ComfortDelGro Corporation, Ltd. 1,339,723
354,350 DBS Group Holdings, Ltd. 11,355,310
10,088 Kenon Holdings, Ltd. 336,883
285,100 Singapore Airport Terminal
Services, Ltd. 759,939
394,400 Singapore Exchange, Ltd. 3,676,444
19,300 Venture Corporation, Ltd. 185,645

International Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.3% Value
Singapore  1.5%  - continued
1,385,600 Yangzijiang Shipbuilding Holdings,
Ltd. $ 3,028,705
222,600 Yanlord Land Group, Ltd.
a
107,563
Total 21,121,911
South Africa  0.2%
27,579 Absa Group, Ltd. 277,306
56,166 AECI, Ltd. 260,186
163 Capitec Bank Holdings, Ltd. 27,078
7,314 Coronation Fund Managers, Ltd. 15,177
59,599 DataTec, Ltd. 156,830
65,789 FirstRand, Ltd. 263,893
1,358 Gold Fields, Ltd. ADR 17,925
40,390 Harmony Gold Mining Company,
Ltd. ADR 331,602
24,854 Mr Price Group, Ltd. 387,363
2,102 Naspers, Ltd. 465,504
18,795 Nedbank Group, Ltd. 280,572
52,376 Pepkor Holdings, Ltd.
b
80,222
52,647 Standard Bank Group 618,666
7,605 Vodacom Group 40,848
Total 3,223,172
South Korea  0.5%
1,948 Caregen Company, Ltd. 37,720
1,353 CJ Corporation 90,214
5,798 Green Cross Holdings Corporation 67,698
18,620 GS Holdings Corporation
a
493,909
4,848 HD Hyundai Company, Ltd. 259,949
2,203 Hyundai Motor Company 312,761
2,574 KEPCO Plant Service &
Engineering Company, Ltd.
a
76,325
12,498 KT&G Corporation 904,333
620 Samsung Biologics Company,
Ltd.
a,b
397,276
5,612 Samsung C&T Corporation
a
433,635
71,150 Samsung Electronics Company,
Ltd. 2,539,117
9,714 SD Biosensor, Inc.
a
67,452
3,688 SK Hynix, Inc. 422,609
6,970 SK Telecom Company, Ltd. 261,181
1,622 SK, Inc. 143,978
9,825 Yuhan Corporation
a
791,594
Total 7,299,751
Spain  1.9%
498 Acciona SA 56,041
132,007 Acerinox SA 1,292,402
13,966 Aena SME SA
b
2,850,432
969,485 Banco Bilbao Vizcaya Argentaria
SA 9,485,873
1,136,333 Banco Santander SA 5,256,967
53,419 Industria de Diseno Textil SA 2,736,335
14,697 Laboratorios Farmaceuticos ROVI
SA 956,860
8,997 Let's GOWEX SA
a,d,g
1
92,549 Logista Integral SA 2,800,509
10,259 Melia Hotels International SA 78,279
81,090 Unicaja Banco SA
b
107,093
2,106 Vidrala SA 201,910
Total 25,822,702
Shares Common Stock  97.3% Value
Sweden  3.9%
31,413 AAK AB $ 894,697
76,601 AB Industrivarden, Class A 2,421,292
67,039 AcadeMedia AB
b
409,002
16,938 Alfa Laval AB 708,941
7,589 Alleima AB 51,552
71,526 Arjo AB 234,374
369,382 Assa Abloy AB 10,910,180
595,649 Atlas Copco AB, Class A 9,090,590
40,083 Atlas Copco AB, Class B 541,562
39,398 Attendo AB
b
181,610
33,461 Betsson AB 434,297
17,509 Billerud AB 160,470
18,540 Biotage AB 269,457
7,519 Catena AB 322,156
13,469 Cibus Nordic Real Estate AB publ 214,798
31,769 Cloetta AB 72,360
33,540 Dios Fastigheter AB 239,534
9,849 Fabege AB 73,844
248,139 Granges AB 2,952,537
147,869 Hexpol AB 1,377,385
506,728 Investor AB, Class B 13,421,670
15,325 Inwido AB 256,944
883 Lindab International AB 18,304
4,068 Mycronic AB 146,957
20,407 NCC AB 299,546
5,327 Nolato AB 26,119
19,506 Nyfosa AB
a
190,176
7,957 Platzer Fastigheter Holding AB 61,634
316,737 SSAB AB, Class A 1,285,237
16,597 SSAB AB, Class B 65,866
492,954 Svenska Handelsbanken AB 5,089,774
15,380 Svolder AB 71,782
3,365 Sweco AB 50,101
20,781 Trelleborg AB 711,138
22,902 Wihlborgs Fastigheter AB 217,711
Total 53,473,597
Switzerland  8.3%
310,520 ABB, Ltd. 16,767,618
1,352 Belimo Holding AG 894,092
802 Burckhardt Compression Holding
AG 572,905
2,685 DKSH Holding AG 199,402
2,261 Flughafen Zurich AG 542,774
4,684 Givaudan SA 20,475,569
162,376 Holcim AG 15,634,368
2,064 Huber+Suhner AG 168,985
414 INFICON Holding AG 473,279
55,713 Nestle SA 4,570,873
240,427 Novartis AG 23,407,323
22,497 PSP Swiss Property AG 3,201,610
70,485 Roche Holding AG, Participation
Certificates 19,708,082
92 Schweiter Technologies AG 41,867
2,872 SGS SA 288,112
2,005 Siegfried Holding AG 2,180,943
3,732 Sonova Holding AG 1,220,400
1,730 Tecan Group AG 385,555
123,652 UBS Group AG 3,785,823
2,154 Zurich Insurance Group AG 1,281,125
Total 115,800,705
Taiwan  2.1%
720,000 Asia Cement Corporation 886,766

International Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.3% Value
Taiwan  2.1%  - continued
13,000 Asustek Computer, Inc. $ 243,673
475,232 Chang Hwa Commercial Bank, Ltd. 258,511
272,000 Cheng Shin Rubber Industry
Company, Ltd. 406,246
3,000 Chicony Electronics Company, Ltd. 13,888
136,000 Chipbond Technology Corporation 266,919
4,060 Chunghwa Telecom Company, Ltd.
ADR 152,859
282,000 Compal Electronics, Inc. 322,865
126,000 Delta Electronics, Inc. 1,649,245
20,000 Dynapack International Technology
Corporation 127,992
99,000 Far Eastern New Century
Corporation 95,335
65,000 Far EasTone Telecommunications
Company, Ltd. 177,099
113,000 Feng Hsin Steel Company, Ltd. 239,818
4,000 Fusheng Precision Company, Ltd. 38,406
205,000 Hon Hai Precision Industry
Company, Ltd. 1,146,083
175,000 Inventec Corporation 266,671
124,000 Lite-On Technology Corporation 375,417
46,000 MediaTek, Inc. 1,977,528
386,000 Pegatron Corporation 1,079,383
272,000 Pou Chen Corporation 305,636
10,000 Powertech Technology, Inc. 37,126
11,000 President Chain Store Corporation 88,199
52,000 Quanta Computer, Inc. 452,579
195,000 Synnex Technology International
Corporation 420,710
27,000 Systex Corporation 118,734
542,320 Taichung Commercial Bank
Company, Ltd. 309,925
173,000 Taiwan Mobile Company, Ltd. 598,604
7,000 Taiwan Secom Company, Ltd. 26,341
459,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 14,934,262
64,947 Topco Scientific Company, Ltd. 553,585
367,000 Uni-President Enterprises
Corporation 904,799
38,000 Wah Lee Industrial Corporation 142,377
24,000 WPG Holdings, Ltd. 49,975
488,827 Yuanta Financial Holding Company,
Ltd. 505,960
Total 29,173,516
Thailand  0.2%
409,900 Charoen Pokphand Foods pcl 273,722
393,800 Kasikornbank pcl NVDR 1,792,426
148,900 Krung Thai Bank pcl NVDR 91,613
Total 2,157,761
Turkey  0.1%
20,857 KOC Holding AS 105,260
57,705 Tekfen Holding AS
a
117,543
84,971 Turk Hava Yollari Anonim Ortakligi
a
674,291
Total 897,094
United Arab Emirates  0.2%
201,309 Abu Dhabi National Oil Company
for Distribution PJSC 192,919
131,035 ADNOC Drilling Company PJSC 190,146
122,043 Deyaar Development PJSC 30,821
393,019 Dubai Islamic Bank PJSC 758,027
Shares Common Stock  97.3% Value
United Arab Emirates  0.2%  - continued
335,805 Emaar Properties PJSC $ 1,176,339
149,099 Emirates NBD Bank PJSC 870,714
Total 3,218,966
United Kingdom  11.1%
123,241 abrdn plc 217,177
18,627 AngloGold Ashanti plc 416,605
154,814 AstraZeneca plc 20,184,497
1,232,701 Auto Trader Group plc
b
12,197,340
91,656 Balfour Beatty plc 521,854
2,449 Bank of Georgia Group plc 144,403
1,787 Berkeley Group Holdings plc 86,966
30,954 Big Yellow Group plc 372,011
49,896 Breedon Group plc 278,279
115,061 British Land Company plc 518,674
29,210 Bytes Technology Group plc 154,536
70,499 Care REIT plc 71,377
1,440,327 Centrica plc 2,402,994
505,447 Compass Group plc 16,817,870
4,591 Computacenter plc 122,076
955 Diploma plc 50,593
107,587 Dowlais Group plc 90,382
15,836 Dunelm Group plc 211,731
99,833 Evraz plc
a,d
12
49,025 FirstGroup plc 98,628
13,533 Future plc 156,149
5,494 Games Workshop Group plc 913,514
2,961 Genus plc 57,392
16,188 Greggs plc 564,601
100,201 Halma plc 3,361,621
109,681 Harbour Energy plc 350,615
5,530 Hikma Pharmaceuticals plc 137,872
5,019 Hill & Smith plc 116,927
47,484 Howden Joinery Group plc 470,402
137,305 HSBC Holdings plc 1,348,754
91,926 IG Group Holdings plc 1,139,883
29,436 IMI plc 668,543
249,878 Imperial Brands plc 7,990,774
11,361 Inchcape plc 109,264
16,456 IntegraFin Holdings plc 71,044
45,348 InterContinental Hotels Group plc 5,642,336
2,047 Intertek Group plc 120,936
2,625 J D Wetherspoon plc 19,743
40,940 John Wood Group plc
a
33,622
14,563 Johnson Matthey plc 244,319
53,677 Jupiter Fund Management plc 58,261
100,673 Marks & Spencer Group plc 471,469
127,982 MONY Group plc 307,782
7,804 Morgan Sindall Group plc 379,506
74,279 Next plc 8,811,095
63,783 Paragon Banking Group plc 593,681
93,855 Pets at Home Group plc 241,573
30,448 Playtech plc
a
272,541
312,398 RELX plc 14,154,363
71,944 Rightmove plc 575,809
85,949 Rio Tinto plc 5,073,550
964,270 Shell plc 30,057,107
7,465 Spectris plc 233,244
7,821 TBC Bank Group plc 305,481
2,619,486 Tesco plc 12,047,878
52,158 Tritax Big Box REIT plc 86,648
28,782 Unilever plc 1,635,402
134,570 Wickes Group plc 254,723

International Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.3% Value
United Kingdom  11.1%  - continued
95,685 Zigup plc $ 383,737
Total 154,420,166
Virgin Islands, British  <0.1%
4,449 VK IPJSC GDR
a,d
0
Total 0
Total Common Stock
(cost $1,191,843,819) 1,349,919,530
Shares
Collateral Held for Securities
Loaned 0.5%
7,290,763 Thrivent Cash Management Trust 7,290,763
Total Collateral Held for
Securities Loaned
(cost $7,290,763) 7,290,763
Shares Preferred Stock 0.3%
Brazil  0.1%
143,100 Companhia de Sanena do Parana 130,178
129,378 Petroleo Brasileiro SA 757,900
Total 888,078
Germany  0.1%
937 Bayerische Motoren Werke AG 70,195
42,311 Porsche Automobil Holding SE 1,594,303
Total 1,664,498
Russian Federation  <0.1%
765,300 Surgutneftegas PJSC
d,f
1
17,100 Transneft PJSC
d,f
0
Total 1
South Korea  0.1%
3,552 Hyundai Motor Company, 2nd
Preferred 372,737
6,755 Hyundai Motor Company, Preferred 693,284
17,791 Samsung Electronics Company,
Ltd. 528,428
Total 1,594,449
Total Preferred Stock
(cost $5,540,961) 4,147,026
Shares or
Principal
Amount Short-Term Investments 2.0%
Federal Home Loan Bank Discount
Notes
1,100,000 4.545%,  1/8/2025
h,i
1,098,971
800,000 4.530%,  1/10/2025
h,i
799,064
100,000 4.470%,  1/22/2025
h,i
99,743
100,000 4.395%,  2/14/2025
h,i
99,472
400,000 4.430%,  2/19/2025
h,i
397,656
Shares or
Principal
Amount Short-Term Investments  2.0% Value
Thrivent Core Short-Term Reserve
Fund
2,488,397 4.730% $ 24,883,969
Total Short-Term Investments
(cost $27,378,881) 27,378,875
Total Investments (cost
$1,232,054,424) 100.1% $1,388,736,194
Other Assets and Liabilities,
Net (0.1%) (1,606,181)
Total Net Assets 100.0% $1,387,130,013
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2024, the value of these investments was $28,472,891 or
2.1% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Security received as part of a corporate restructure prior to period end with a contractual restriction on its sale of less than one month.
f Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of December 31, 2024:
Securities Lending Transactions
Common Stock $ 6,857,709
Total lending $6,857,709
Gross amount payable upon return of
collateral for securities loaned $7,290,763
Net amounts due to counterparty $433,054

International Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 192,254,902
Gross unrealized depreciation (47,529,782)
Net unrealized appreciation (depreciation) $ 144,725,120
Cost for federal income tax purposes $ 1,242,339,690

International Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 62,219,544 1,378,883 60,840,660 1
Consumer Discretionary 170,674,988 672,044 170,002,944 –
Consumer Staples @ 73,604,402 671,957 72,932,445 0
Energy @ 64,974,094 176,336 64,797,734 24
Financials @ 308,675,255 4,368,413 304,306,842 0
Health Care 131,215,803 – 131,215,803 –
Industrials 207,446,721 167,444 207,279,277 –
Information Technology 159,513,393 14,947,978 144,565,415 –
Materials @ 111,786,036 4,198,806 107,587,216 14
Real Estate 22,972,736 – 22,972,736 –
Utilities 36,836,558 291,666 36,544,892 –
Preferred Stock
Consumer Discretionary 2,730,519 – 2,730,519 –
Energy @ 757,901 – 757,900 1
Information Technology 528,428 – 528,428 –
Utilities 130,178 – 130,178 –
Short-Term Investments 2,494,906 – 2,494,906 –
Subtotal Investments in Securities $1,356,561,462 $26,873,527 $1,329,687,895 $40
Other Investments  * Total
Affiliated Short-Term Investments 24,883,969
Collateral Held for Securities Loaned 7,290,763
Subtotal Other Investments $32,174,732
Total Investments at Value $1,388,736,194
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of December 31, 2024, in valuing International Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 1,671,384 1,671,384 – –
Total Liability Derivatives $1,671,384 $1,671,384 $– $–
The following table presents International Allocation Portfolio's futures contracts held as of December 31, 2024. Investments and/or cash totaling
$2,494,906 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 432 March 2025 $ 50,484,307 ( $ 1,506,307)
ICE US mini MSCI Emerging Markets Index 86 March 2025 4,782,417 (165,077)
Total Futures Long Contracts $ 55,266,724 ( $ 1,671,384)
Total Futures Contracts $ 55,266,724 ($1,671,384)

International Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for International
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,671,384
Total Equity Contracts 1,671,384
Total Liability Derivatives $1,671,384
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 4,088,014
Total Equity Contracts
4,088,014
Total $4,088,014
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (4,564,145)
Total Equity Contracts (4,564,145)
Total ($4,564,145)
The following table presents International Allocation Portfolio's average volume of derivative activity during the period ended December 31,
2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $84,716,159

International Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $53,314 $170,682 $199,112 $24,884 2,488 1.8%
Total Affiliated Short-Term Investments 53,314 24,884 1.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 9,592 92,006 94,307 7,291 7,291 0.5
Total Collateral Held for Securities Loaned 9,592 7,291 0.5
Total Value $62,906 $32,175
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $– $– $ – $2,640
Total Income/Non Cash Income from Affiliated
Investments $2,640
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 47
Total Affiliated Income from Securities Loaned, Net $47
Total Value $– $– $ –

International Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.5% Value
Australia  7.1%
16,300 APA Group $ 70,174
7,130 Aristocrat Leisure, Ltd. 301,104
2,441 ASX, Ltd. 98,160
37,489 Australia and New Zealand
Banking Group, Ltd. 660,549
63,867 BHP Group, Ltd. 1,558,020
5,523 BlueScope Steel, Ltd. 63,863
17,532 Brambles, Ltd. 208,511
4,752 CAR Group, Ltd. 105,750
824 Cochlear, Ltd. 147,561
16,871 Coles Group, Ltd. 196,944
21,066 Commonwealth Bank of Australia 1,993,290
6,675 Computershare, Ltd. 140,218
6,095 CSL, Ltd. 1,063,277
19,162 Endeavour Group, Ltd. 49,710
21,316 Fortescue, Ltd. 240,030
21,656 Goodman Group 476,041
24,112 GPT Group 64,955
29,835 Insurance Australia Group, Ltd. 156,044
28,017 Lottery Corporation, Ltd. 85,453
4,558 Macquarie Group, Ltd. 623,366
34,666 Medibank, Private Ltd. 81,253
2,226 Mineral Resources, Ltd. 46,980
49,668 Mirvac Group 57,441
38,694 National Australia Bank, Ltd. 886,569
14,472 Northern Star Resources, Ltd. 137,501
6,130 Orica, Ltd. 62,841
21,685 Origin Energy, Ltd. 146,072
723 Pro Medicus, Ltd. 111,684
9,778 Qantas Airways, Ltd.
a
54,130
18,949 QBE Insurance Group, Ltd. 225,036
2,319 Ramsay Health Care, Ltd. 49,485
665 REA Group, Ltd. 95,669
2,846 Reece, Ltd. 39,316
4,673 Rio Tinto, Ltd. 338,853
40,881 Santos, Ltd. 169,284
65,477 Scentre Group 138,605
4,491 SEEK, Ltd. 62,497
2,562 SGH, Ltd. 72,882
5,745 Sonic Healthcare, Ltd. 95,820
57,000 South32, Ltd. 119,562
30,048 Stockland 89,124
16,015 Suncorp Group, Ltd. 188,157
50,904 Telstra Corporation, Ltd. 126,156
39,066 Transurban Group 322,881
10,214 Treasury Wine Estates, Ltd. 71,546
48,706 Vicinity Centres 63,125
3,008 Washington H. Soul Pattinson and
Company, Ltd. 63,583
14,284 Wesfarmers, Ltd. 631,032
43,278 Westpac Banking Corporation 863,871
2,316 Wisetech Global, Ltd. 172,897
23,900 Woodside Energy Group, Ltd. 370,090
15,377 Woolworths, Ltd. 289,867
Total 14,546,829
Austria  0.2%
4,239 Erste Group Bank AG 262,378
1,854 OMV AG 71,901
857 Verbund AG 62,141
Total 396,420
Belgium  0.8%
2,011 Ageas SA NV 97,775
Shares Common Stock  97.5% Value
Belgium  0.8%  - continued
11,311 Anheuser-Busch InBev NV $ 566,274
270 D'ieteren Group 44,914
370 Elia System Operator SA 28,469
1,045 Groupe Bruxelles Lambert SA 71,453
2,889 KBC Groep NV 223,058
5 Lotus Bakeries NV 55,965
194 Sofina SA 43,791
933 Syensqo SA 68,137
1,591 UCB SA 316,711
2,271 Warehouses De Pauw CVA 44,644
Total 1,561,191
Bermuda  0.1%
16,996 Aegon, Ltd. 101,138
8,000 CK Infrastructure Holdings, Ltd. 59,388
13,900 Hongkong Land Holdings, Ltd. 61,895
2,000 Jardine Matheson Holdings, Ltd. 81,866
Total 304,287
Cayman Islands  0.5%
706 Futu Holdings, Ltd. ADR 56,473
26,599 Grab Holdings, Ltd.
a
125,547
30,400 Sands China, Ltd.
a
80,943
4,659 Sea, Ltd. ADR
a
494,320
17,000 SITC International Holdings
Company, Ltd. 45,080
105,033 WH Group, Ltd.
b
80,942
21,000 Wharf Real Estate Investment
Company, Ltd. 53,414
Total 936,719
Denmark  2.8%
37 A.P. Moller - Maersk AS, Class A 59,528
57 A.P. Moller - Maersk AS, Class B 94,834
1,202 Carlsberg AS 115,443
1,588 Coloplast AS 173,985
8,682 Danske Bank AS 246,158
1,113 Demant AS
a
40,965
2,573 DSV AS 547,961
791 Genmab AS
a
165,195
40,539 Novo Nordisk AS 3,497,779
4,435 Novonesis (Novozymes) B 251,316
2,117 Orsted AS
a,b
95,591
1,032 Pandora AS 188,810
118 Rockwool International AS 41,989
4,267 Tryg AS 90,010
12,712 Vestas Wind Systems AS
a
174,369
805 Zealand Pharma AS
a
80,077
Total 5,864,010
Finland  1.0%
1,790 Elisa Oyj 77,504
5,647 Fortum Oyj 79,055
3,438 Kesko Oyj 64,866
4,278 KONE Oyj 208,553
7,826 Metso Oyj 72,857
5,325 Neste Oil Oyj 67,389
67,127 Nokia Oyj 296,931
39,714 Nordea Bank Abp 433,310
1,361 Orion Oyj 60,311
6,228 Sampo Oyj 254,383
7,327 Stora Enso Oyj 73,739
6,718 UPM-Kymmene Oyj 184,743

International Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.5% Value
Finland  1.0%  - continued
6,331 Wartsila Corporation $ 112,202
Total 1,985,843
France  10.0%
2,453 Accor SA 119,308
436 Aeroports de Paris SA 50,483
7,278 Air Liquide SA 1,183,111
4,357 Alstom SA
a
97,218
773 Amundi SA
b
51,444
708 Arkema SA 53,873
22,166 AXA SA 788,881
521 BioMerieux 55,763
12,811 BNP Paribas SA 786,555
8,975 Bollore SA 55,188
2,387 Bouygues SA 70,680
3,999 Bureau Veritas SA 121,491
1,955 Capgemini SE 319,306
6,827 Carrefour SA 97,167
5,710 Compagnie de Saint-Gobain SA 507,401
8,409 Compagnie Generale des
Etablissements Michelin SCA 276,702
703 Covivio SA/France 35,631
13,398 Credit Agricole SA 184,350
8,126 Danone SA 549,154
247 Dassault Aviation SA 50,471
8,424 Dassault Systemes SE 291,504
3,085 Edenred SE 101,423
925 Eiffage SA 81,114
22,991 Engie SA 364,624
3,742 EssilorLuxottica SA 912,786
527 Eurazeo SE 39,308
579 Gecina SA 54,244
3,808 Groupe Eurotunnel SA 60,721
399 Hermes International SCA 957,350
475 Ipsen SA 54,445
937 Kering SA 231,435
2,708 Klepierre SA 77,989
1,283 La Francaise des Jeux SACA
b
49,409
3,301 Legrand SA 321,093
3,023 L'Oreal SA 1,070,152
3,463 LVMH Moet Hennessy Louis Vuitton
SE 2,277,940
23,438 Orange SA 233,860
2,551 Pernod-Ricard SA 288,230
2,881 Publicis Groupe SA 306,711
2,420 Renault SA 117,815
2,815 Rexel SA 71,697
4,571 Safran SA 1,001,542
14,375 Sanofi SA 1,397,406
368 Sartorius Stedim Biotech 71,845
6,883 Schneider Electric SE 1,713,566
313 SEB SA 28,286
9,067 Societe Generale SA 254,470
1,114 Sodexo SA 91,796
688 Teleperformance SE 59,012
1,167 Thales SA 167,576
27,163 TotalEnergies SE 1,513,384
8,857 Veolia Environnement SA 248,506
6,297 Vinci SA 648,318
Total 20,613,734
Germany  8.7%
2,039 Adidas AG 501,522
4,931 Allianz SE 1,515,609
Shares Common Stock  97.5% Value
Germany  8.7%  - continued
11,235 BASF SE $ 492,668
12,366 Bayer AG 247,011
3,649 Bayerische Motoren Werke AG 298,452
1,031 Bechtle AG 33,067
1,249 Beiersdorf AG 160,428
1,636 Brenntag AG 98,387
507 Carl Zeiss Meditec AG 23,736
11,930 Commerzbank AG 195,920
1,385 Continental AG 93,326
2,288 Covestro AG
a
137,462
785 CTS Eventim AG & Company KGaA 66,360
6,215 Daimler Truck Holding AG 238,048
2,349 Delivery Hero AG
a,b
65,989
23,853 Deutsche Bank AG 411,629
2,370 Deutsche Boerse AG 545,945
7,553 Deutsche Lufthansa AG 48,541
43,937 Deutsche Telekom AG 1,316,490
12,839 DHL Group 453,248
28,260 E.ON SE 329,175
3,226 Evonik Industries AG 56,074
2,585 Fresenius Medical Care AG 117,697
5,317 Fresenius SE & Company KGaA
a
184,558
1,952 GEA Group AG 96,962
759 Hannover Rueckversicherung SE 190,068
1,719 Heidelberg Materials AG 212,405
1,308 Henkel AG & Company KGaA 100,804
16,438 Infineon Technologies AG 536,566
913 Knorr-Bremse AG 66,267
937 LEG Immobilien SE 79,475
9,427 Mercedes-Benz Group AG 525,573
1,627 Merck KGaA 236,766
678 MTU Aero Engines AG 226,449
1,684 Muenchener Rueckversicherungs-
Gesellschaft AG 849,684
727 Nemetschek SE 70,622
1,329 PUMA SE 61,108
64 Rational AG 54,816
548 Rheinmetall AG 350,122
7,959 RWE AG 237,684
13,144 SAP SE 3,233,088
944 Scout24 SE
b
83,297
9,566 Siemens AG 1,865,321
8,049 Siemens Energy AG
a
427,174
3,550 Siemens Healthineers AG
b
187,465
1,671 Symrise AG 178,250
813 Talanx AG 69,147
9,322 Vonovia SE 283,789
2,824 Zalando SE
a,b
94,472
Total 17,948,716
Hong Kong  1.7%
137,600 AIA Group, Ltd. 988,362
46,500 BOC Hong Kong (Holdings), Ltd. 148,481
24,000 CK Asset Holdings, Ltd. 97,953
33,500 CK Hutchison Holdings, Ltd. 178,101
20,500 CLP Holdings, Ltd. 171,939
28,000 Galaxy Entertainment Group, Ltd. 117,870
9,500 Hang Seng Bank, Ltd. 116,364
18,000 Henderson Land Development
Company, Ltd. 54,566
48,000 HKT Trust and HKT, Ltd. 59,281
141,162 Hong Kong and China Gas
Company, Ltd. 112,476
15,200 Hong Kong Exchanges & Clearing,
Ltd. 568,917

International Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.5% Value
Hong Kong  1.7%  - continued
32,460 Link REIT $ 136,511
19,500 MTR Corporation, Ltd. 67,740
17,500 Power Assets Holdings, Ltd. 121,877
48,571 Sino Land Company, Ltd. 49,010
18,000 Sun Hung Kai Properties, Ltd. 171,276
5,000 Swire Pacific, Ltd. 45,218
17,500 Techtronic Industries Company,
Ltd. 230,054
13,000 Wharf Holdings, Ltd. 36,477
Total 3,472,473
Ireland  0.4%
23,450 AIB Group plc 129,676
12,641 Bank of Ireland Group plc 115,279
1,245 DCC plc 79,774
5,406 James Hardie Industries plc
a
166,617
1,927 Kerry Group plc 185,853
1,946 Kingspan Group plc 141,470
Total 818,669
Isle of Man  <0.1%
7,734 Entain plc 66,391
Total 66,391
Israel  0.9%
534 Azrieli Group, Ltd. 44,073
15,913 Bank Hapoalim BM 192,104
18,979 Bank Leumi Le-Israel BM 225,799
1,108 Check Point Software Technologies,
Ltd.
a
206,864
543 CyberArk Software, Ltd.
a
180,901
336 Elbit Systems, Ltd. 88,104
1,261 Global-e Online, Ltd.
a
68,762
9,744 ICL Group, Ltd. 48,124
15,571 Israel Discount Bank, Ltd. 106,519
1,951 Mizrahi Tefahot Bank, Ltd. 84,457
471 Monday.com, Ltd.
a
110,892
791 NICE, Ltd.
a
134,330
14,260 Teva Pharmaceutical Industries,
Ltd. ADR
a
314,290
665 Wix.com, Ltd.
a
142,676
Total 1,947,895
Italy  2.2%
1,567 Amplifon SPA 40,378
16,211 Banco BPM SPA 131,254
12,526 BPER Banca SPA 79,889
7,749 Davide Campari-Milano NV 48,497
282 DiaSorin SPA 29,087
102,378 Enel SPA 730,588
28,940 Eni SPA 395,852
7,691 Finecobank Banca Fineco SPA 134,229
11,853 Generali 335,344
4,230 Infrastrutture Wireless Italiane SPA
b
42,970
184,107 Intesa Sanpaolo SPA 738,420
5,094 Leonardo SPA 137,048
6,291 Mediobanca SPA 91,874
2,940 Moncler SPA 155,204
6,480 Nexi SPA
a,b
36,069
5,754 Poste Italiane SPA
b
81,379
3,536 Prysmian SPA 226,291
1,316 Recordati SPA 68,991
25,383 Snam SPA 112,517
Shares Common Stock  97.5% Value
Italy  2.2%  - continued
125,423 Telecom Italia SPA
a
$ 32,055
17,710 Terna Rete Elettrica Nazionale SPA 139,941
18,545 UniCredit SPA 742,698
4,967 Unipol Gruppo SPA 62,030
Total 4,592,605
Japan  22.5%
9,600 Advantest Corporation 545,845
8,200 Aeon Company, Ltd. 191,908
2,500 AGC, Inc. 73,027
6,600 Aisin Corporation 73,736
5,800 Ajinomoto Company, Inc. 236,123
2,000 All Nippon Airways Company, Ltd. 36,299
18,221 Asahi Group Holdings, Ltd. 191,151
15,800 Asahi Kasei Corporation 108,866
8,600 Asics Corporation 167,767
22,800 Astellas Pharma, Inc. 221,405
7,500 Bandai Namco Holdings, Inc. 178,839
7,200 Bridgestone Corporation 242,015
2,900 Brother Industries, Ltd. 49,056
11,800 Canon, Inc. 383,284
4,400 Capcom Company, Ltd. 95,716
9,700 Central Japan Railway Company 182,026
7,200 Chiba Bank, Ltd. 55,496
8,100 Chubu Electric Power Company,
Inc. 84,977
8,500 Chugai Pharmaceutical Company,
Ltd. 374,690
13,200 Concordia Financial Group, Ltd. 72,593
4,900 Dai Nippon Printing Company, Ltd. 68,569
4,100 Daifuku Company, Ltd. 84,234
11,400 Dai-Ichi Mutual Life Insurance
Company, Ltd. 303,768
22,100 Daiichi Sankyo Company, Ltd. 604,728
3,300 Daikin Industries, Ltd. 385,047
700 Daito Trust Construction Company,
Ltd. 78,256
7,500 Daiwa House Industry Company,
Ltd. 230,259
16,800 Daiwa Securities Group, Inc. 110,859
23,800 Denso Corporation 328,131
2,500 Dentsu Group, Inc. 60,077
1,159 DISCO Corporation 307,457
11,400 East Japan Railway Company 201,904
3,200 Eisai Company, Ltd. 87,135
34,400 Eneos Holdings, Inc. 180,468
11,900 FANUC Corporation 310,863
2,400 Fast Retailing Company, Ltd. 809,620
1,700 Fuji Electric Company, Ltd. 90,885
14,100 FUJIFILM Holdings NPV 291,724
3,200 Fujikura, Ltd. 130,643
20,900 Fujitsu, Ltd. 367,142
2,900 Hankyu Hanshin Holdings, Inc. 75,587
200 Hikari Tsushin, Inc. 43,410
1,400 Hitachi Construction Machinery
Company, Ltd. 31,029
58,400 Hitachi, Ltd. 1,430,219
56,500 Honda Motor Company, Ltd. 537,926
1,400 Hoshizaki Corporation 55,047
4,400 Hoya Corporation 546,068
5,800 Hulic Company, Ltd. 50,378
11,400 Idemitsu Kosan Company, Ltd. 75,092
11,100 Inpex Corporation 139,654
7,100 Isuzu Motors, Ltd. 96,584
15,000 ITOCHU Corporation 737,616

International Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.5% Value
Japan  22.5%  - continued
1,800 Japan Airlines Company, Ltd. $ 28,376
12,500 Japan Exchange Group, Inc. 138,693
18,200 Japan Post Bank Company, Ltd. 172,020
24,200 Japan Post Holdings Company,
Ltd. 227,909
2,400 Japan Post Insurance Company,
Ltd. 44,083
80 Japan Real Estate Investment
Corporation 54,893
15,100 Japan Tobacco, Inc. 387,358
7,200 JFE Holdings, Inc. 81,073
5,000 Kajima Corporation 90,574
8,900 Kansai Electric Power Company,
Inc. 98,647
5,900 Kao Corporation 238,723
4,700 Kawasaki Kisen Kaisha, Ltd. 66,866
19,300 KDDI Corporation 614,717
2,400 Keyence Corporation 975,532
8,500 Kikkoman Corporation 94,385
9,800 Kirin Holdings Company, Ltd. 127,244
1,900 Kobe Bussan Company, Ltd. 41,534
1,900 Kokusai Electric Corporation 24,897
11,000 Komatsu, Ltd. 299,666
1,300 Konami Group Corporation 121,641
11,800 Kubota Corporation 136,700
16,200 Kyocera Corporation 160,570
3,100 Kyowa Hakko Kirin Company, Ltd. 46,618
1,000 Lasertec Corporation 93,745
36,000 LY Corporation 95,187
5,600 M3, Inc. 48,523
3,000 Makita Corporation 91,227
17,900 Marubeni Corporation 268,654
4,200 MatsukiyoCocokara & Company 61,147
1,100 McDonald's Holdings Company
(Japan), Ltd. 43,210
3,000 MEIJI Holdings Company, Ltd. 61,032
4,600 Minebea Mitsumu, Inc. 73,683
17,100 Mitsubishi Chemical Group
Corporation 86,366
42,100 Mitsubishi Corporation 688,829
23,900 Mitsubishi Electric Corporation 403,570
13,600 Mitsubishi Estate Company, Ltd. 188,792
11,100 Mitsubishi HC Capital, Inc. 73,152
40,300 Mitsubishi Heavy Industries, Ltd. 561,941
139,800 Mitsubishi UFJ Financial Group,
Inc. 1,632,124
31,800 Mitsui & Company, Ltd. 659,504
2,100 Mitsui Chemicals, Inc. 45,842
33,600 Mitsui Fudosan Company, Ltd. 268,710
4,300 Mitsui O.S.K. Lines, Ltd. 149,633
30,330 Mizuho Financial Group, Inc. 740,432
3,200 MonotaRO Company, Ltd. 54,380
16,200 MS and AD Insurance Group
Holdings, Inc. 349,880
21,300 Murata Manufacturing Company,
Ltd. 337,921
3,100 NEC Corporation 265,289
4,200 NEXON Company, Ltd. 62,477
10,500 Nidec Corporation 188,597
13,100 Nintendo Company, Ltd. 762,967
95 Nippon Building Fund, Inc. 73,901
11,900 Nippon Paint Holdings Company,
Ltd. 76,831
2,200 Nippon Sanso Holdings
Corporation 61,046
Shares Common Stock  97.5% Value
Japan  22.5%  - continued
11,400 Nippon Steel Corporation $ 229,090
376,100 Nippon Telegraph and Telephone
Corporation 375,673
5,500 Nippon Yusen Kabushiki Kaisha 183,059
28,300 Nissan Motor Company, Ltd. 85,829
2,500 Nissin Foods Holdings Company,
Ltd. 60,396
1,000 Nitori Holdings Company, Ltd. 118,493
8,900 Nitto Denko Corporation 148,797
37,800 Nomura Holdings, Inc. 219,310
4,800 Nomura Research Institute, Ltd. 140,936
7,900 NTT Data Group Corporation 150,217
8,200 Obayashi Corporation 107,971
4,100 OBIC Company, Ltd. 122,009
14,800 Olympus Corporation 220,968
2,200 OMRON Corporation 74,076
4,700 Ono Pharmaceutical Company, Ltd. 48,934
500 Oracle Corporation Japan 47,853
13,700 Oriental Land Company, Ltd. 295,319
14,500 ORIX Corporation 311,516
4,600 Osaka Gas Company, Ltd. 100,609
2,900 Otsuka Corporation 66,322
5,600 Otsuka Holdings Company, Ltd. 304,639
4,800 Pan Pacific International Holdings
Company 130,400
29,400 Panasonic Holdings Corporation 300,486
18,900 Rakuten Group, Inc.
a
101,823
17,700 Recruit Holdings Company, Ltd. 1,230,290
21,200 Renesas Electronics Corporation
a
268,287
26,300 Resona Holdings, Inc. 189,591
6,600 Ricoh Company, Ltd. 74,954
3,400 SBI Holdings, Inc. 85,395
1,000 SCREEN Holdings Company, Ltd. 59,037
2,000 SCSK Corporation 41,860
5,300 Secom Company, Ltd. 179,987
3,600 Seiko Epson Corporation 64,955
4,800 Sekisui Chemical Company, Ltd. 82,187
7,500 Sekisui House, Ltd. 178,831
27,900 Seven & I Holdings Company, Ltd. 437,406
3,900 SG Holdings Company, Ltd. 37,281
3,000 Shimadzu Corporation 83,965
1,000 Shimano, Inc. 134,518
22,700 Shin-Etsu Chemical Company, Ltd. 747,673
9,500 Shionogi & Company, Ltd. 133,239
5,000 Shiseido Company, Ltd. 88,416
5,500 Shizuoka Financial Group, Inc. 44,606
700 SMC Corporation 271,825
360,100 SoftBank Corporation 454,568
12,000 SoftBank Group Corporation 685,749
11,200 Sompo Holdings, Inc. 290,195
78,600 Sony Group Corporation 1,656,539
7,400 Subaru Corporation 131,486
13,700 Sumitomo Corporation 296,484
9,000 Sumitomo Electric Industries, Ltd. 160,897
3,100 Sumitomo Metal Mining Company,
Ltd. 70,677
46,900 Sumitomo Mitsui Financial Group,
Inc. 1,125,611
8,200 Sumitomo Mitsui Trust Group, Inc. 191,548
3,900 Sumitomo Realty & Development
Company, Ltd. 121,285
1,800 Suntory Beverage and Food, Ltd. 57,190
19,800 Suzuki Motor Corporation 221,846
6,300 Sysmex Corporation 115,508
6,200 T&D Holdings, Inc. 113,483

International Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.5% Value
Japan  22.5%  - continued
2,100 Taisei Corporation $ 87,988
20,000 Takeda Pharmaceutical Company,
Ltd. 529,446
24,500 TDK Corporation 315,525
16,900 Terumo Corporation 326,267
2,700 TIS, Inc. 63,774
1,400 Toho Company, Ltd. 54,711
23,700 Tokio Marine Holdings, Inc. 850,549
19,200 Tokyo Electric Power Company
Holdings, Inc.
a
57,391
5,600 Tokyo Electron, Ltd. 841,789
4,300 Tokyo Gas Company, Ltd. 119,139
6,700 Tokyu Corporation 71,401
3,000 TOPPAN Holdings, Inc. 79,585
17,500 Toray Industries, Inc. 110,807
1,800 TOTO, Ltd. 43,121
2,100 Toyota Industries Corporation 168,894
129,200 Toyota Motor Corporation 2,522,661
8,000 Toyota Tsusho Corporation 141,476
1,600 Trend Micro, Inc. 86,261
14,100 Unicharm Corporation 116,241
5,500 West Japan Railway Company 97,415
3,250 Yakult Honsha Company, Ltd. 61,562
11,600 Yamaha Motor Company, Ltd. 102,204
2,900 Yaskawa Electric Corporation 74,009
2,900 Yokogawa Electric Corporation 61,681
1,200 Zensho Holdings Company, Ltd. 67,959
1,700 ZOZO, Inc. 52,357
Total 46,432,816
Jersey  0.6%
2,676 CVC Capital Partners plc
a,b
59,174
11,575 Experian plc 497,490
130,540 Glencore plc 574,918
13,576 WPP plc 139,939
Total 1,271,521
Luxembourg  0.6%
5,904 ArcelorMittal SA 137,176
1,700 Eurofins Scientific SE 86,704
2,832 InPost SA
a
48,348
1,927 Spotify Technology SA
a
862,101
5,123 Tenaris SA 96,714
Total 1,231,043
Netherlands  5.8%
5,767 ABN AMRO Bank NV
b
88,994
274 Adyen NV
a,b
407,186
2,446 AerCap Holdings NV 234,082
7,480 Airbus SE 1,197,781
2,150 Akzo Nobel NV 129,049
753 Argenx SE
a
465,138
591 ASM International NV 341,708
5,030 ASML Holding NV 3,523,189
1,995 ASR Nederland NV 94,886
970 BE Semiconductor Industries NV 132,957
984 Euronext NV
b
110,392
1,252 EXOR NV 114,778
1,587 Ferrari NV 677,172
5,990 Ferrovial SE 251,428
1,632 Heineken Holding NV 97,847
3,625 Heineken NV 258,351
717 IMCD NV 106,554
41,581 ING Groep NV 651,641
Shares Common Stock  97.5% Value
Netherlands  5.8%  - continued
1,534 JDE Peet's BV $ 26,356
48,952 Koninklijke (Royal) KPN NV 178,501
11,698 Koninklijke Ahold Delhaize NV 381,576
10,057 Koninklijke Philips NV
a
254,757
3,408 NN Group NV 148,618
17,220 Prosus NV 684,062
2,792 QIAGEN NV 125,148
1,366 Randstad Holding NV 57,512
24,735 Stellantis NV 321,764
8,603 STMicroelectronics NV 215,478
10,362 Universal Music Group NV 265,051
3,008 Wolters Kluwer NV 499,763
Total 12,041,719
New Zealand  0.3%
21,158 Auckland International Airport, Ltd. 102,990
7,378 Fisher & Paykel Healthcare
Corporation, Ltd. 158,577
11,558 Infratil, Ltd. 81,469
8,808 Mercury NZ, Ltd. 28,820
16,406 Meridian Energy, Ltd. 54,249
1,826 Xero, Ltd.
a
190,019
Total 616,124
Norway  0.6%
3,978 Aker BP ASA 78,202
11,272 DNB Bank ASA 225,039
10,546 Equinor ASA 250,141
2,517 Gjensidige Forsikring ASA 44,444
1,107 Kongsberg Gruppen ASA 124,545
5,858 Mowi ASA 100,396
17,702 Norsk Hydro ASA 97,373
8,824 Orkla ASA 76,338
831 SalMar ASA 39,496
7,751 Telenor ASA 86,479
2,084 Yara International ASA 55,167
Total 1,177,620
Portugal  0.1%
39,500 EDP SA 126,362
5,850 Galp Energia SGPS SA 96,962
3,565 Jeronimo Martins SGPS SA 68,132
Total 291,456
Singapore  1.3%
73,329 CapitaLand Integrated Commercial
Trust 103,409
29,500 Capitaland Investment, Ltd. 56,553
47,054 Capland Ascendas REIT 88,366
25,030 DBS Group Holdings, Ltd. 802,098
76,100 Genting Singapore, Ltd. 42,692
18,300 Keppel, Ltd. 91,686
42,663 Oversea-Chinese Banking
Corporation, Ltd. 521,047
11,300 Sembcorp Industries, Ltd. 45,714
18,700 Singapore Airlines, Ltd. 88,160
10,800 Singapore Exchange, Ltd. 100,673
19,700 Singapore Technologies
Engineering, Ltd. 67,220
93,500 Singapore Telecommunications,
Ltd. 210,639
15,900 United Overseas Bank, Ltd. 422,238
24,200 Wilmar International, Ltd. 54,928

International Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.5% Value
Singapore  1.3%  - continued
32,500 Yangzijiang Shipbuilding Holdings,
Ltd. $ 71,040
Total 2,766,463
Spain  2.6%
311 Acciona SA 34,997
2,223 ACS Actividades de Construccion y
Servicios SA 111,400
944 Aena SME SA
b
192,669
5,671 Amadeus IT Holding SA 400,283
72,545 Banco Bilbao Vizcaya Argentaria
SA 709,813
68,479 Banco de Sabadell SA 133,074
195,033 Banco Santander SA 902,272
50,318 CaixaBank SA 273,185
6,670 Cellnex Telecom SA
b
210,683
3,927 EDP Renovaveis SA 40,788
3,998 Endesa SA 85,974
3,755 Grifols SA
a
35,485
76,104 Iberdrola SA 1,048,731
13,731 Industria de Diseno Textil SA 703,357
5,108 Redeia Corporacion SA 87,226
14,820 Repsol SA 180,329
49,961 Telefonica SA 203,885
Total 5,354,151
Supranational  0.1%
1,491 Unibail-Rodamco-Westfield 112,294
Total 112,294
Sweden  3.1%
1,530 AB Industrivarden, Class A 48,362
2,020 AB Industrivarden, Class C 63,803
3,272 Addtech AB 89,155
3,642 Alfa Laval AB 152,436
12,616 Assa Abloy AB 372,630
33,811 Atlas Copco AB, Class A 516,012
19,647 Atlas Copco AB, Class B 265,451
4,845 Beijer Ref AB 71,503
3,443 Boliden AB 96,868
8,295 Epiroc AB, Class A 144,562
4,909 Epiroc AB, Class B 76,586
4,687 EQT AB 129,567
7,676 Essity AB 205,154
2,133 Evolution Gaming Group AB
b
164,488
8,343 Fastighets AB Balder
a
58,065
2,879 Getinge AB 47,226
7,130 Hennes & Mauritz AB 96,104
26,134 Hexagon AB 249,513
959 Holmen AB 35,177
3,439 Indutrade AB 86,171
1,864 Investment AB Latour 46,495
21,787 Investor AB, Class B 577,071
957 L E Lundbergforetagen AB 43,363
2,934 Lifco AB 85,040
19,076 NIBE Industrier AB 74,548
4,032 Saab AB 85,185
2,766 Sagax AB 56,765
13,421 Sandvik AB 240,657
6,191 Securitas AB 76,545
19,975 Skandinaviska Enskilda Banken AB 273,739
4,283 Skanska AB 90,060
4,291 SKF AB 80,540
7,634 Svenska Cellulosa AB SCA 96,827
Shares Common Stock  97.5% Value
Sweden  3.1%  - continued
18,360 Svenska Handelsbanken AB $ 189,568
10,687 Swedbank AB 211,025
2,465 Swedish Orphan Biovitrum AB
a
70,716
6,881 Tele2 AB 67,946
34,966 Telefonaktiebolaget LM Ericsson 283,170
29,697 Telia Company AB 82,543
2,682 Trelleborg AB 91,780
2,521 Volvo AB, Class A 61,616
19,995 Volvo AB, Class B 485,922
Total 6,339,954
Switzerland  9.5%
19,907 ABB, Ltd. 1,074,948
2,120 Adecco SA 52,370
6,290 Alcon AG 533,314
1,153 Avolta AG 46,286
425 Bachem Holding AG 27,180
548 Baloise Holding AG 99,300
379 Banque Cantonale Vaudoise 34,897
45 Barry Callebaut AG 59,916
266 BKW FMB Energie 44,071
1 Chocoladefabriken Lindt and
Spruengli AG 109,894
2,716 Clariant AG 30,314
2,734 Coca-Cola HBC AG 93,398
6,767 Compagnie Financiere Richemont
SA 1,023,672
2,341 DSM-Firmenich AG 236,638
88 EMS-CHEMIE Holding AG 59,380
1,048 Galderma Group AG
a
116,215
421 Geberit AG 238,759
116 Givaudan SA 507,081
467 Helvetia Holding AG 77,024
6,561 Holcim AG 631,725
2,593 Julius Baer Group, Ltd. 168,211
608 Kuehne & Nagel International AG 139,502
12 Lindt & Spruengli AG 133,114
1,914 Logitech International SA 157,993
909 Lonza Group AG 536,527
32,979 Nestle SA 2,705,703
24,809 Novartis AG 2,415,337
286 Partners Group Holding AG 388,472
403 Roche Holding AG, Bearer Shares 120,375
8,843 Roche Holding AG, Participation
Certificates 2,472,562
5,154 Sandoz Group AG 211,276
296 Schindler Holding AG 80,749
513 Schindler Holding AG, Participation
Certificates 141,734
1,908 SGS SA 191,406
3,849 SIG Group AG 76,106
1,919 Sika AG 457,887
638 Sonova Holding AG 208,632
1,405 Straumann Holding AG 176,976
364 Swatch Group AG, Bearer Shares 66,161
362 Swiss Life Holding AG 279,489
973 Swiss Prime Site AG 106,052
3,797 Swiss Re AG 549,937
326 Swisscom AG 181,437
710 Temenos AG 50,169
41,400 UBS Group AG 1,267,533
340 VAT Group AG
b
128,559

International Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.5% Value
Switzerland  9.5%  - continued
1,842 Zurich Insurance Group AG $ 1,095,558
Total 19,603,839
United Kingdom  14.0%
12,252 3i Group plc 545,373
3,277 Admiral Group plc 108,259
15,995 Anglo American plc 472,924
4,964 Antofagasta plc 98,334
5,504 Ashtead Group plc 340,520
4,202 Associated British Foods plc 107,186
19,514 AstraZeneca plc 2,544,216
11,264 Auto Trader Group plc
b
111,455
33,698 Aviva PLC 197,507
38,041 BAE Systems plc 545,706
182,937 Barclays plc 611,957
17,350 Barratt Redrow plc 95,110
1,286 Berkeley Group Holdings plc 62,585
203,587 BP plc 1,006,319
25,078 British American Tobacco plc 904,928
81,452 BT Group plc 146,815
4,229 Bunzl plc 174,129
64,907 Centrica plc 108,289
2,608 Coca-Cola European Partners plc 200,320
21,359 Compass Group plc 710,683
1,670 Croda International plc 70,636
28,008 Diageo plc 890,029
2,306 Endeavour Mining plc 41,191
52,176 GSK plc 880,063
96,865 Haleon plc 456,731
4,779 Halma plc 160,330
4,478 Hargreaves Lansdown plc 61,448
2,095 Hikma Pharmaceuticals plc 52,232
229,153 HSBC Holdings plc 2,250,981
10,098 Imperial Brands plc 322,921
16,744 Informa plc 166,997
2,004 InterContinental Hotels Group plc 249,344
2,032 Intertek Group plc 120,050
22,254 J Sainsbury plc 76,045
32,621 JD Sports Fashion plc 38,990
22,970 Kingfisher plc 71,399
8,908 Land Securities Group plc 65,055
74,232 Legal & General Group plc 213,143
772,038 Lloyds TSB Group plc 527,244
6,019 London Stock Exchange Group plc 849,607
28,465 M&G plc 70,440
25,817 Marks & Spencer Group plc 120,905
16,233 Melrose Industries plc 112,176
5,556 Mondi plc 82,715
61,502 National Grid plc 730,655
88,860 NatWest Group plc 445,298
1,500 Next plc 177,932
7,547 Pearson plc 121,019
4,027 Persimmon plc 60,153
8,825 Phoenix Group Holdings plc 56,235
33,933 Prudential plc 269,292
8,701 Reckitt Benckiser Group plc 526,676
23,453 RELX plc 1,062,626
31,778 Rentokil Initial plc 158,618
14,192 Rio Tinto plc 837,751
107,055 Rolls-Royce Holdings plc
a
759,165
12,648 Sage Group plc 200,956
10,146 Schroders plc 41,011
16,178 SEGRO plc 141,897
3,401 Severn Trent plc 106,629
78,093 Shell plc 2,434,225
Shares Common Stock  97.5% Value
United Kingdom  14.0%  - continued
11,006 Smith & Nephew plc $ 136,390
4,337 Smiths Group plc 92,987
927 Spirax Group plc 79,296
13,899 SSE plc 278,597
26,451 Standard Chartered plc 325,642
44,559 Taylor Wimpey plc 67,819
86,250 Tesco plc 396,692
31,248 Unilever plc 1,775,521
8,583 United Utilities Group plc 112,907
279,662 Vodafone Group plc 238,573
2,259 Whitbread plc 83,153
8,386 Wise plc
a
111,461
Total 28,872,463
Total Common Stock
(cost $158,881,005) 201,167,245
Shares Preferred Stock 0.3%
Germany  0.3%
713 Bayerische Motoren Werke AG 53,414
1,433 Dr. Ing. h.c. F. Porsche AG
b
86,839
2,130 Henkel AG & Company KGaA 186,879
1,927 Porsche Automobil Holding SE 72,610
330 Sartorius AG 73,337
2,596 Volkswagen AG 239,521
Total 712,600
Total Preferred Stock
(cost $928,511) 712,600
Shares or
Principal
Amount Short-Term Investments 1.9%
Federal Home Loan Bank Discount
Notes
100,000 4.525%,  1/2/2025
c,d
99,977
200,000 4.430%,  2/5/2025
c,d
199,156
100,000 4.430%,  2/19/2025
c,d
99,414
Thrivent Core Short-Term Reserve
Fund
343,704 4.730% 3,437,038
Total Short-Term Investments
(cost $3,835,561) 3,835,585
Total Investments (cost
$163,645,077) 99.7% $205,715,430
Other Assets and Liabilities,
Net 0.3% 630,617
Total Net Assets 100.0% $206,346,047
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2024, the value of these investments was $2,429,466 or
1.2% of total net assets.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

International Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 51,914,922
Gross unrealized depreciation (12,006,199)
Net unrealized appreciation (depreciation) $ 39,908,723
Cost for federal income tax purposes $ 165,700,199
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 9,694,635 1,356,421 8,338,214 –
Consumer Discretionary 22,234,670 68,762 22,165,908 –
Consumer Staples 16,632,211 200,320 16,431,891 –
Energy 7,126,006 – 7,126,006 –
Financials 44,229,033 56,473 44,172,560 –
Health Care 25,028,288 314,290 24,713,998 –
Industrials 35,824,682 359,629 35,465,053 –
Information Technology 17,601,089 641,333 16,959,756 –
Materials 12,266,474 – 12,266,474 –
Real Estate 4,025,168 – 4,025,168 –
Utilities 6,504,989 – 6,504,989 –
Preferred Stock
Consumer Discretionary 452,384 – 452,384 –
Consumer Staples 186,879 – 186,879 –
Health Care 73,337 – 73,337 –
Short-Term Investments 398,547 – 398,547 –
Subtotal Investments in Securities $202,278,392 $2,997,228 $199,281,164 $–
Other Investments  * Total
Affiliated Short-Term Investments 3,437,038
Subtotal Other Investments $3,437,038
Total Investments at Value $205,715,430
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2024, in valuing International Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 106,508 106,508 – –
Total Liability Derivatives $106,508 $106,508 $– $–

International Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Index Portfolio's futures contracts held as of December 31, 2024. Investments and/or cash totaling
$398,547 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 35 March 2025 $ 4,074,633 ( $ 106,508)
Total Futures Long Contracts $ 4,074,633 ( $ 106,508)
Total Futures Contracts $ 4,074,633 ($106,508)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for International Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 106,508
Total Equity Contracts 106,508
Total Liability Derivatives $106,508
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (113,531)
Total Equity Contracts
(113,531)
Total ($113,531)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (195,258)
Total Equity Contracts (195,258)
Total ($195,258)
The following table presents International Index Portfolio's average volume of derivative activity during the period ended December 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $4,288,005

International Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $2,283 $17,291 $16,137 $3,437 344 1.7%
Total Affiliated Short-Term Investments 2,283 3,437 1.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 648 5,691 6,339 – – –
Total Collateral Held for Securities Loaned 648 – –
Total Value $2,931 $3,437
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $– $– $ – $204
Total Income/Non Cash Income from Affiliated
Investments $204
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $– $– $ –

Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.0% Value
Communications Services  12.4%
1,092,602 Alphabet, Inc., Class C $ 208,075,125
289,991 Meta Platforms, Inc. 169,792,630
Total 377,867,755
Consumer Discretionary  19.2%
1,062,909 Amazon.com, Inc.
a
233,191,606
363,058 Best Buy Company, Inc. 31,150,376
629,062 Chipotle Mexican Grill, Inc.
a
37,932,439
157,235 DoorDash, Inc.
a
26,376,171
518,082 eBay, Inc. 32,095,180
189,380 Expedia Group, Inc.
a
35,287,175
172,856 Home Depot, Inc. 67,239,255
382,364 NIKE, Inc. 28,933,484
224,969 Tesla, Inc.
a
90,851,481
Total 583,057,167
Consumer Staples  1.3%
423,743 Walmart, Inc. 38,285,180
Total 38,285,180
Energy  0.5%
167,413 ConocoPhillips 16,602,347
Total 16,602,347
Financials  7.2%
96,806 American Express Company 28,731,053
51,091 Ameriprise Financial, Inc. 27,202,381
146,196 J.P. Morgan Chase & Company 35,044,643
760,475 KeyCorp 13,034,542
375,732 PayPal Holdings, Inc.
a
32,068,726
264,483 Visa, Inc. 83,587,207
Total 219,668,552
Health Care  8.4%
88,998 Amgen, Inc. 23,196,439
142,509 Danaher Corporation 32,712,941
91,886 Eli Lilly & Company 70,935,992
80,926 Intuitive Surgical, Inc.
a
42,240,135
33,563 Regeneron Pharmaceuticals, Inc.
a
23,907,932
58,287 UnitedHealth Group, Inc. 29,485,062
197,321 Zoetis, Inc. 32,149,510
Total 254,628,011
Industrials  6.3%
86,412 Caterpillar, Inc. 31,346,817
509,813 Fastenal Company 36,660,653
151,271 JB Hunt Transport Services, Inc. 25,815,909
56,478 Northrop Grumman Corporation 26,504,561
144,391 Old Dominion Freight Line, Inc. 25,470,572
761,471 Uber Technologies, Inc.
a
45,931,931
Total 191,730,443
Information Technology  41.1%
294,530 Advanced Micro Devices, Inc.
a
35,576,279
1,054,910 Apple, Inc. 264,170,562
241,102 Applied Materials, Inc. 39,210,418
299,970 Broadcom, Inc. 69,545,045
173,792 CDW Corporation 30,246,760
308,079 Fortinet, Inc.
a
29,107,304
156,528 International Business Machines
Corporation 34,409,550
660,861 Microsoft Corporation 278,552,912
Shares Common Stock  97.0% Value
Information Technology  41.1% - continued
2,182,410 NVIDIA Corporation $ 293,075,839
235,110 QUALCOMM, Inc. 36,117,598
174,409 Salesforce, Inc. 58,310,161
76,487 ServiceNow, Inc.
a
81,085,398
Total 1,249,407,826
Real Estate  0.6%
19,392 Equinix, Inc. 18,284,523
Total 18,284,523
Total Common Stock
(cost $1,500,632,022) 2,949,531,804
Shares Short-Term Investments 3.0% Value
Thrivent Core Short-Term Reserve
Fund
9,129,276 4.730% 91,292,763
Total Short-Term Investments
(cost $91,292,763) 91,292,763
Total Investments (cost
$1,591,924,785) 100.0% $3,040,824,567
Other Assets and Liabilities, Net
<0.1% 1,082,906
Total Net Assets 100.0% $3,041,907,473
a Non-income producing security.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,477,852,285
Gross unrealized depreciation (34,663,625)
Net unrealized appreciation (depreciation) $ 1,443,188,660
Cost for federal income tax purposes $ 1,597,635,907

Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 377,867,755 377,867,755 – –
Consumer Discretionary 583,057,167 583,057,167 – –
Consumer Staples 38,285,180 38,285,180 – –
Energy 16,602,347 16,602,347 – –
Financials 219,668,552 219,668,552 – –
Health Care 254,628,011 254,628,011 – –
Industrials 191,730,443 191,730,443 – –
Information Technology 1,249,407,826 1,249,407,826 – –
Real Estate 18,284,523 18,284,523 – –
Subtotal Investments in Securities $2,949,531,804 $2,949,531,804 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 91,292,763
Subtotal Other Investments $91,292,763
Total Investments at Value $3,040,824,567
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $57,373 $393,259 $359,339 $91,293 9,129 3.0%
Total Affiliated Short-Term Investments 57,373 91,293 3.0
Total Value $57,373 $91,293
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $– $– $ – $3,126
Total Income/Non Cash Income from Affiliated
Investments $3,126
Total Value $– $– $ –

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.4% Value
Communications Services  9.2%
229,073 Alphabet, Inc., Class A $ 43,363,519
186,584 Alphabet, Inc., Class C 35,533,057
281,304 AT&T, Inc. 6,405,292
3,791 Charter Communications, Inc.
a
1,299,441
149,648 Comcast Corporation 5,616,289
9,357 Electronic Arts, Inc. 1,368,929
8,670 Fox Corporation, Class A 421,189
5,172 Fox Corporation, Class B 236,567
14,604 Interpublic Group of Companies,
Inc. 409,204
6,148 Live Nation Entertainment, Inc.
a
796,166
9,844 Match Group, Inc.
a
321,997
85,466 Meta Platforms, Inc. 50,041,198
16,758 Netflix, Inc.
a
14,936,741
14,855 News Corporation, Class A 409,107
4,390 News Corporation, Class B 133,588
7,649 Omnicom Group, Inc. 658,120
23,325 Paramount Global
b
243,979
6,403 Take-Two Interactive Software,
Inc.
a
1,178,664
19,109 T-Mobile US, Inc. 4,217,930
165,037 Verizon Communications, Inc. 6,599,830
70,997 Walt Disney Company 7,905,516
87,520 Warner Brothers Discovery, Inc.
a
925,086
Total 183,021,409
Consumer Discretionary  11.1%
16,971 Airbnb, Inc.
a
2,230,159
366,891 Amazon.com, Inc.
a
80,492,216
9,214 Aptiv plc
a
557,263
663 AutoZone, Inc.
a
2,122,926
7,661 Best Buy Company, Inc. 657,314
1,298 Booking Holdings, Inc. 6,449,009
8,574 BorgWarner, Inc. 272,567
8,330 Caesars Entertainment, Inc.
a
278,389
6,074 CarMax, Inc.
a
496,610
40,724 Carnival Corporation
a
1,014,842
53,420 Chipotle Mexican Grill, Inc.
a
3,221,226
11,433 D.R. Horton, Inc. 1,598,562
4,607 Darden Restaurants, Inc. 860,081
5,956 Deckers Outdoor Corporation
a
1,209,604
1,354 Domino's Pizza, Inc. 568,355
18,779 eBay, Inc. 1,163,359
4,815 Expedia Group, Inc.
a
897,179
153,033 Ford Motor Company 1,515,027
6,023 Garmin, Ltd. 1,242,304
43,109 General Motors Company 2,296,416
5,451 Genuine Parts Company 636,459
5,141 Hasbro, Inc. 287,433
9,557 Hilton Worldwide Holdings, Inc. 2,362,108
38,942 Home Depot, Inc. 15,148,049
13,644 Las Vegas Sands Corporation 700,756
9,362 Lennar Corporation 1,276,696
10,192 LKQ Corporation 374,556
22,241 Lowe's Companies, Inc. 5,489,079
4,428 Lululemon Athletica, Inc.
a
1,693,311
9,043 Marriott International, Inc./MD 2,522,454
28,095 McDonald's Corporation 8,144,460
8,871 MGM Resorts International
a
307,380
2,054 Mohawk Industries, Inc.
a
244,693
46,677 NIKE, Inc. 3,532,049
17,239 Norwegian Cruise Line Holdings,
Ltd.
a
443,559
120 NVR, Inc.
a
981,468
2,263 O'Reilly Automotive, Inc.
a
2,683,465
Shares Common Stock  98.4% Value
Consumer Discretionary  11.1% - continued
1,492 Pool Corporation $ 508,682
8,040 PulteGroup, Inc. 875,556
1,577 Ralph Lauren Corporation 364,255
13,007 Ross Stores, Inc. 1,967,569
9,698 Royal Caribbean Cruises, Ltd. 2,237,232
44,438 Starbucks Corporation 4,054,968
9,136 Tapestry, Inc. 596,855
109,489 Tesla, Inc.
a
44,216,038
44,218 TJX Companies, Inc. 5,341,977
20,943 Tractor Supply Company 1,111,236
1,847 Ulta Beauty, Inc.
a
803,316
3,627 Wynn Resorts, Ltd. 312,502
10,941 Yum! Brands, Inc. 1,467,845
Total 219,829,414
Consumer Staples  5.4%
66,444 Altria Group, Inc. 3,474,357
18,745 Archer-Daniels-Midland Company 946,997
7,140 Brown-Forman Corporation 271,177
5,474 Bunge Global SA 425,658
7,701 Campbell's Company 322,518
9,605 Church & Dwight Company, Inc. 1,005,740
4,853 Clorox Company 788,176
151,997 Coca-Cola Company 9,463,333
32,031 Colgate-Palmolive Company 2,911,938
18,711 Conagra Brands, Inc. 519,230
6,121 Constellation Brands, Inc. 1,352,741
17,371 Costco Wholesale Corporation 15,916,526
8,622 Dollar General Corporation 653,720
7,923 Dollar Tree, Inc.
a
593,750
9,152 Estee Lauder Companies, Inc. 686,217
21,765 General Mills, Inc. 1,387,954
5,792 Hershey Company 980,875
11,394 Hormel Foods Corporation 357,430
4,172 J.M. Smucker Company 459,421
10,541 Kellanova 853,505
75,165 Kenvue, Inc. 1,604,773
44,139 Keurig Dr Pepper, Inc. 1,417,745
13,074 Kimberly-Clark Corporation 1,713,217
34,606 Kraft Heinz Company 1,062,750
26,095 Kroger Company 1,595,709
5,590 Lamb Weston Holdings, Inc. 373,580
9,887 McCormick & Company, Inc. 753,785
6,848 Molson Coors Beverage Company 392,527
52,424 Mondelez International, Inc. 3,131,285
27,452 Monster Beverage Corporation
a
1,442,877
53,788 PepsiCo, Inc. 8,179,003
60,957 Philip Morris International, Inc. 7,336,175
92,328 Procter & Gamble Company 15,478,789
19,258 Sysco Corporation 1,472,467
18,061 Target Corporation 2,441,486
11,207 Tyson Foods, Inc. 643,730
28,134 Walgreens Boots Alliance, Inc. 262,490
170,174 Walmart, Inc. 15,375,221
Total 108,048,872
Energy  3.1%
14,504 APA Corporation 334,897
38,794 Baker Hughes Company 1,591,330
65,522 Chevron Corporation 9,490,206
50,713 ConocoPhillips 5,029,208
28,879 Coterra Energy, Inc. 737,570
25,754 Devon Energy Corporation 842,928
7,326 Diamondback Energy, Inc. 1,200,219

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.4% Value
Energy  3.1% - continued
22,051 EOG Resources, Inc. $ 2,703,012
23,393 EQT Corporation 1,078,651
172,308 Exxon Mobil Corporation 18,535,172
34,441 Halliburton Company 936,451
10,836 Hess Corporation 1,441,296
75,776 Kinder Morgan, Inc. 2,076,262
12,600 Marathon Petroleum Corporation 1,757,700
26,487 Occidental Petroleum Corporation 1,308,723
22,903 ONEOK, Inc. 2,299,461
16,191 Phillips 66 1,844,641
55,363 Schlumberger NV 2,122,617
8,549 Targa Resources Corporation 1,525,997
739 Texas Pacific Land Corporation 817,304
12,412 Valero Energy Corporation 1,521,587
47,791 Williams Companies, Inc. 2,586,449
Total 61,781,681
Financials  13.4%
19,601 Aflac, Inc. 2,027,527
10,381 Allstate Corporation 2,001,353
21,818 American Express Company 6,475,364
24,455 American International Group, Inc. 1,780,324
3,803 Ameriprise Financial, Inc. 2,024,831
8,479 Aon plc 3,045,318
17,524 Apollo Global Management, Inc. 2,894,264
14,691 Arch Capital Group, Ltd. 1,356,714
9,793 Arthur J. Gallagher & Company 2,779,743
2,011 Assurant, Inc. 428,785
261,707 Bank of America Corporation 11,502,023
28,505 Bank of New York Mellon
Corporation 2,190,039
71,860 Berkshire Hathaway, Inc.
a
32,572,701
5,708 BlackRock, Inc. 5,851,328
28,306 Blackstone, Inc. 4,880,521
9,305 Brown & Brown, Inc. 949,296
14,957 Capital One Financial Corporation 2,667,132
4,104 Cboe Global Markets, Inc. 801,922
58,608 Charles Schwab Corporation 4,337,578
14,697 Chubb, Ltd. 4,060,781
6,128 Cincinnati Financial Corporation 880,594
74,146 Citigroup, Inc. 5,219,137
17,278 Citizens Financial Group, Inc. 756,085
14,128 CME Group, Inc. 3,280,945
2,733 Corpay, Inc.
a
924,902
9,843 Discover Financial Services 1,705,103
978 Erie Indemnity Company 403,161
1,685 Everest Group, Ltd. 610,745
1,489 FactSet Research Systems, Inc. 715,137
21,106 Fidelity National Information
Services, Inc. 1,704,732
26,288 Fifth Third Bancorp 1,111,457
22,304 Fiserv, Inc.
a
4,581,688
12,113 Franklin Resources, Inc. 245,773
3,291 Global Life, Inc. 367,012
9,977 Global Payments, Inc. 1,118,023
12,307 Goldman Sachs Group, Inc. 7,047,234
11,365 Hartford Financial Services Group,
Inc. 1,243,331
56,957 Huntington Bancshares, Inc./OH 926,690
22,510 Intercontinental Exchange, Inc. 3,354,215
17,620 Invesco, Ltd. 307,998
110,374 J.P. Morgan Chase & Company 26,457,752
2,860 Jack Henry & Associates, Inc. 501,358
38,862 KeyCorp 666,095
26,465 KKR & Company, Inc. 3,914,438
Shares Common Stock  98.4% Value
Financials  13.4% - continued
7,086 Loews Corporation $ 600,113
6,505 M&T Bank Corporation 1,223,005
1,478 MarketAxess Holdings, Inc. 334,087
19,254 Marsh & McLennan Companies,
Inc. 4,089,742
32,136 Mastercard, Inc. 16,921,854
22,803 MetLife, Inc. 1,867,110
6,109 Moody's Corporation 2,891,817
48,633 Morgan Stanley 6,114,141
3,073 MSCI, Inc. 1,843,831
16,224 Nasdaq, Inc. 1,254,277
7,771 Northern Trust Corporation 796,527
39,304 PayPal Holdings, Inc.
a
3,354,596
15,556 PNC Financial Services Group,
Inc. 2,999,975
8,250 Principal Financial Group, Inc. 638,632
22,967 Progressive Corporation 5,503,123
13,957 Prudential Financial, Inc. 1,654,323
7,173 Raymond James Financial, Inc. 1,114,182
35,632 Regions Financial Corporation 838,065
12,447 S&P Global, Inc. 6,198,979
11,493 State Street Corporation 1,128,038
15,264 Synchrony Financial 992,160
8,710 T. Rowe Price Group, Inc. 985,014
8,900 Travelers Companies, Inc. 2,143,921
52,045 Truist Financial Corporation 2,257,712
61,160 U.S. Bancorp 2,925,283
67,750 Visa, Inc. 21,411,710
11,802 W.R. Berkley Corporation 690,653
130,531 Wells Fargo & Company 9,168,497
3,949 Willis Towers Watson plc 1,236,985
Total 265,849,501
Health Care  9.9%
67,999 Abbott Laboratories 7,691,367
69,280 AbbVie, Inc. 12,311,056
11,265 Agilent Technologies, Inc. 1,513,340
2,751 Align Technology, Inc.
a
573,611
21,074 Amgen, Inc. 5,492,727
20,017 Baxter International, Inc. 583,696
11,332 Becton, Dickinson and Company 2,570,891
5,713 Biogen, Inc.
a
873,632
6,229 Bio-Techne Corporation 448,675
57,781 Boston Scientific Corporation
a
5,160,999
79,514 Bristol-Myers Squibb Company 4,497,312
9,488 Cardinal Health, Inc. 1,122,146
6,875 Cencora, Inc. 1,544,675
19,793 Centene Corporation
a
1,199,060
2,005 Charles River Laboratories
International, Inc.
a
370,123
10,905 Cigna Group 3,011,307
7,808 Cooper Companies, Inc.
a
717,789
49,335 CVS Health Corporation 2,214,648
25,202 Danaher Corporation 5,785,119
1,768 DaVita, Inc.
a
264,404
15,313 Dexcom, Inc.
a
1,190,892
23,123 Edwards Lifesciences Corporation
a
1,711,796
9,092 Elevance Health, Inc. 3,354,039
30,891 Eli Lilly & Company 23,847,852
17,912 GE HealthCare Technologies, Inc. 1,400,360
48,859 Gilead Sciences, Inc. 4,513,106
7,150 HCA Healthcare, Inc. 2,146,072
4,888 Henry Schein, Inc.
a
338,250
9,106 Hologic, Inc.
a
656,452
4,721 Humana, Inc. 1,197,765

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.4% Value
Health Care  9.9% - continued
3,210 IDEXX Laboratories, Inc.
a
$ 1,327,142
6,269 Incyte Corporation
a
433,000
2,750 Insulet Corporation
a
717,943
13,964 Intuitive Surgical, Inc.
a
7,288,649
6,760 IQVIA Holding, Inc.
a
1,328,408
94,390 Johnson & Johnson 13,650,682
3,279 Labcorp Holdings, Inc. 751,940
4,977 McKesson Corporation 2,836,442
50,279 Medtronic plc 4,016,287
99,173 Merck & Company, Inc. 9,865,730
827 Mettler-Toledo International, Inc.
a
1,011,983
13,276 Moderna, Inc.
a
552,016
2,243 Molina Healthcare, Inc.
a
652,825
222,172 Pfizer, Inc. 5,894,223
4,376 Quest Diagnostics, Inc. 660,163
4,127 Regeneron Pharmaceuticals, Inc.
a
2,939,786
5,755 ResMed, Inc. 1,316,111
4,771 Revvity, Inc. 532,491
5,418 Solventum Corporation
a
357,913
3,870 STERIS plc 795,517
13,451 Stryker Corporation 4,843,033
1,821 Teleflex, Inc. 324,102
14,996 Thermo Fisher Scientific, Inc. 7,801,369
36,079 UnitedHealth Group, Inc. 18,250,923
2,302 Universal Health Services, Inc. 413,025
10,096 Vertex Pharmaceuticals, Inc.
a
4,065,659
46,794 Viatris, Inc. 582,585
2,328 Waters Corporation
a
863,641
2,839 West Pharmaceutical Services,
Inc. 929,943
7,805 Zimmer Biomet Holdings, Inc. 824,442
17,688 Zoetis, Inc. 2,881,906
Total 197,013,040
Industrials  8.0%
21,349 3M Company 2,755,942
4,670 A.O. Smith Corporation 318,541
3,408 Allegion plc 445,357
9,068 AMETEK, Inc. 1,634,598
15,974 Automatic Data Processing, Inc. 4,676,069
2,840 Axon Enterprise, Inc.
a
1,687,869
29,308 Boeing Company
a
5,187,516
4,583 Broadridge Financial Solutions,
Inc. 1,036,170
4,512 Builders FirstSource, Inc.
a
644,900
4,634 C.H. Robinson Worldwide, Inc. 478,785
32,713 Carrier Global Corporation 2,232,989
18,928 Caterpillar, Inc. 6,866,321
13,440 Cintas Corporation 2,455,488
34,370 Copart, Inc.
a
1,972,494
75,603 CSX Corporation 2,439,709
5,378 Cummins, Inc. 1,874,771
6,183 Dayforce, Inc.
a
449,133
9,976 Deere & Company 4,226,831
25,135 Delta Air Lines, Inc. 1,520,668
5,379 Dover Corporation 1,009,100
15,494 Eaton Corporation plc 5,141,994
22,354 Emerson Electric Company 2,770,331
4,859 Equifax, Inc. 1,238,316
5,488 Expeditors International of
Washington, Inc. 607,906
22,460 Fastenal Company 1,615,099
8,812 FedEx Corporation 2,479,080
13,602 Fortive Corporation 1,020,150
10,807 GE Vernova, Inc. 3,554,747
Shares Common Stock  98.4% Value
Industrials  8.0% - continued
2,333 Generac Holdings, Inc.
a
$ 361,732
10,117 General Dynamics Corporation 2,665,728
42,431 General Electric Company 7,077,067
25,493 Honeywell International, Inc. 5,758,614
15,927 Howmet Aerospace, Inc. 1,741,936
2,104 Hubbell, Inc. 881,345
1,534 Huntington Ingalls Industries, Inc. 289,880
2,969 IDEX Corporation 621,382
10,535 Illinois Tool Works, Inc. 2,671,255
15,800 Ingersoll Rand, Inc. 1,429,268
4,871 Jacobs Solutions, Inc. 650,863
3,123 JB Hunt Transport Services, Inc. 532,971
26,189 Johnson Controls International plc 2,067,098
7,436 L3Harris Technologies, Inc. 1,563,642
5,231 Leidos Holdings, Inc. 753,578
1,257 Lennox International, Inc. 765,890
8,271 Lockheed Martin Corporation 4,019,210
8,458 Masco Corporation 613,797
2,130 Nordson Corporation 445,681
8,870 Norfolk Southern Corporation 2,081,789
5,369 Northrop Grumman Corporation 2,519,618
7,366 Old Dominion Freight Line, Inc. 1,299,362
15,661 Otis Worldwide Corporation 1,450,365
20,555 PACCAR, Inc. 2,138,131
5,046 Parker-Hannifin Corporation 3,209,407
12,558 Paychex, Inc. 1,760,883
1,906 Paycom Software, Inc. 390,673
6,478 Pentair plc 651,946
5,787 Quanta Services, Inc. 1,828,981
7,980 Republic Services, Inc. 1,605,416
4,426 Rockwell Automation, Inc. 1,264,907
11,012 Rollins, Inc. 510,406
52,182 RTX Corporation 6,038,501
2,059 Snap-On, Inc. 698,989
23,512 Southwest Airlines Company 790,473
6,044 Stanley Black & Decker, Inc. 485,273
7,273 Textron, Inc. 556,312
8,822 Trane Technologies plc 3,258,406
2,204 TransDigm Group, Inc. 2,793,085
82,553 Uber Technologies, Inc.
a
4,979,597
23,768 Union Pacific Corporation 5,420,055
12,893 United Airlines Holdings, Inc.
a
1,251,910
28,673 United Parcel Service, Inc. 3,615,665
2,573 United Rentals, Inc. 1,812,524
9,696 Veralto Corporation 987,538
5,536 Verisk Analytics, Inc. 1,524,780
1,737 W.W. Grainger, Inc. 1,830,885
6,739 Wabtec Corporation 1,277,647
14,319 Waste Management, Inc. 2,889,431
9,525 Xylem, Inc. 1,105,091
Total 159,279,857
Information Technology  32.0%
24,497 Accenture plc 8,617,800
17,258 Adobe, Inc.
a
7,674,287
63,622 Advanced Micro Devices, Inc.
a
7,684,901
5,890 Akamai Technologies, Inc.
a
563,378
47,266 Amphenol Corporation 3,282,624
19,465 Analog Devices, Inc. 4,135,534
3,428 ANSYS, Inc.
a
1,156,367
592,610 Apple, Inc. 148,401,396
32,320 Applied Materials, Inc. 5,256,202
40,498 Arista Networks, Inc.
a
4,476,244
8,429 Autodesk, Inc.
a
2,491,360
183,108 Broadcom, Inc. 42,451,759

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.4% Value
Information Technology  32.0% - continued
10,752 Cadence Design Systems, Inc.
a
$ 3,230,546
5,225 CDW Corporation 909,359
156,270 Cisco Systems, Inc. 9,251,184
19,439 Cognizant Technology Solutions
Corporation 1,494,859
30,211 Corning, Inc. 1,435,627
9,124 CrowdStrike Holdings, Inc.
a
3,121,868
12,042 Dell Technologies, Inc. 1,387,720
5,297 Enphase Energy, Inc.
a
363,798
2,224 EPAM Systems, Inc.
a
520,016
2,278 F5, Inc.
a
572,849
955 Fair Isaac Corporation
a
1,901,338
4,197 First Solar, Inc.
a
739,679
24,940 Fortinet, Inc.
a
2,356,331
3,024 Gartner, Inc.
a
1,465,037
21,259 Gen Digital, Inc. 582,071
5,504 GoDaddy, Inc.
a
1,086,324
50,914 Hewlett Packard Enterprise
Company 1,087,014
37,782 HP, Inc. 1,232,827
169,089 Intel Corporation 3,390,234
36,250 International Business Machines
Corporation 7,968,837
10,989 Intuit, Inc. 6,906,587
4,424 Jabil, Inc. 636,614
12,980 Juniper Networks, Inc. 486,101
6,804 Keysight Technologies, Inc.
a
1,092,927
5,244 KLA Corporation 3,304,349
50,444 Lam Research Corporation 3,643,570
21,053 Microchip Technology, Inc. 1,207,390
43,468 Micron Technology, Inc. 3,658,267
291,482 Microsoft Corporation 122,859,663
1,912 Monolithic Power Systems, Inc. 1,131,330
6,552 Motorola Solutions, Inc. 3,028,531
8,028 NetApp, Inc. 931,890
961,689 NVIDIA Corporation 129,145,216
9,964 NXP Semiconductors NV 2,071,017
16,693 ON Semiconductor Corporation
a
1,052,494
63,010 Oracle Corporation 10,499,986
80,362 Palantir Technologies, Inc.
a
6,077,778
25,659 Palo Alto Networks, Inc.
a
4,668,912
4,710 PTC, Inc.
a
866,028
43,556 QUALCOMM, Inc. 6,691,073
4,204 Roper Industries, Inc. 2,185,449
37,480 Salesforce, Inc. 12,530,688
8,293 Seagate Technology Holdings plc 715,769
8,076 ServiceNow, Inc.
a
8,561,529
6,262 Skyworks Solutions, Inc. 555,314
19,743 Super Micro Computer, Inc.
a,b
601,767
6,022 Synopsys, Inc.
a
2,922,838
11,729 TE Connectivity plc 1,676,895
1,827 Teledyne Technologies, Inc.
a
847,966
6,385 Teradyne, Inc. 803,999
35,763 Texas Instruments, Inc. 6,705,920
9,574 Trimble, Inc.
a
676,499
1,678 Tyler Technologies, Inc.
a
967,602
3,240 VeriSign, Inc.
a
670,550
13,553 Western Digital Corporation
a
808,165
8,351 Workday, Inc.
a
2,154,809
2,022 Zebra Technologies Corporation
a
780,937
Total 634,415,789
Materials  1.9%
8,716 Air Products and Chemicals, Inc. 2,527,989
4,608 Albemarle Corporation
b
396,657
Shares Common Stock  98.4% Value
Materials  1.9% - continued
56,664 Amcor plc $ 533,208
3,150 Avery Dennison Corporation 589,459
11,700 Ball Corporation 645,021
4,286 Celanese Corporation 296,634
6,822 CF Industries Holdings, Inc. 582,053
26,945 Corteva, Inc. 1,534,787
27,447 Dow, Inc. 1,101,448
16,386 DuPont de Nemours, Inc. 1,249,432
4,544 Eastman Chemical Company 414,958
9,880 Ecolab, Inc. 2,315,082
4,894 FMC Corporation 237,897
56,334 Freeport-McMoRan, Inc. 2,145,199
10,024 International Flavors & Fragrances,
Inc. 847,529
13,620 International Paper Company 733,028
18,668 Linde plc 7,815,732
10,186 LyondellBasell Industries NV 756,514
2,396 Martin Marietta Materials, Inc. 1,237,534
12,453 Mosaic Company 306,095
44,632 Newmont Corporation 1,661,203
9,206 Nucor Corporation 1,074,432
3,496 Packaging Corporation of America 787,054
9,095 PPG Industries, Inc. 1,086,398
9,084 Sherwin-Williams Company 3,087,924
19,373 Smurfit WestRock plc 1,043,430
5,551 Steel Dynamics, Inc. 633,203
5,177 Vulcan Materials Company 1,331,680
Total 36,971,580
Real Estate  2.1%
6,098 Alexandria Real Estate Equities,
Inc. 594,860
18,320 American Tower Corporation 3,360,071
5,569 AvalonBay Communities, Inc. 1,225,013
5,703 BXP, Inc. 424,075
4,182 Camden Property Trust 485,279
11,793 CBRE Group, Inc.
a
1,548,303
16,072 CoStar Group, Inc.
a
1,150,594
17,038 Crown Castle, Inc. 1,546,369
12,224 Digital Realty Trust, Inc. 2,167,682
3,783 Equinix, Inc. 3,566,953
13,385 Equity Residential 960,507
2,520 Essex Property Trust, Inc. 719,309
8,311 Extra Space Storage, Inc. 1,243,325
2,998 Federal Realty Investment Trust 335,626
27,421 Healthpeak Properties, Inc. 555,824
27,405 Host Hotels & Resorts, Inc. 480,136
22,336 Invitation Homes, Inc. 714,082
11,505 Iron Mountain, Inc. 1,209,290
26,427 Kimco Realty Corporation 619,185
4,582 Mid-America Apartment
Communities, Inc. 708,240
36,310 Prologis, Inc. 3,837,967
6,179 Public Storage 1,850,240
34,312 Realty Income Corporation 1,832,604
6,404 Regency Centers Corporation 473,448
4,215 SBA Communications Corporation 859,017
12,024 Simon Property Group, Inc. 2,070,653
11,772 UDR, Inc. 511,022
16,447 Ventas, Inc. 968,564
41,328 VICI Properties, Inc. 1,207,191
23,192 Welltower, Inc. 2,922,888

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.4% Value
Real Estate  2.1% - continued
28,485 Weyerhaeuser Company $ 801,853
Total 40,950,170
Utilities  2.3%
27,876 AES Corporation 358,764
10,060 Alliant Energy Corporation 594,948
10,465 Ameren Corporation 932,850
20,879 American Electric Power
Company, Inc. 1,925,670
7,641 American Water Works Company,
Inc. 951,228
6,086 Atmos Energy Corporation 847,597
25,550 CenterPoint Energy, Inc. 810,701
11,714 CMS Energy Corporation 780,738
13,581 Consolidated Edison, Inc. 1,211,833
12,262 Constellation Energy Corporation 2,743,132
32,932 Dominion Energy, Inc. 1,773,718
8,119 DTE Energy Company 980,369
30,285 Duke Energy Corporation 3,262,906
15,178 Edison International 1,211,812
16,812 Entergy Corporation 1,274,686
9,016 Evergy, Inc. 554,935
14,365 Eversource Energy 824,982
39,394 Exelon Corporation 1,482,790
20,109 FirstEnergy Corporation 799,936
80,621 NextEra Energy, Inc. 5,779,719
18,300 NiSource, Inc. 672,708
7,942 NRG Energy, Inc. 716,527
85,709 PG&E Corporation 1,729,608
4,458 Pinnacle West Capital Corporation 377,905
28,932 PPL Corporation 939,133
19,533 Public Service Enterprise Group,
Inc. 1,650,343
24,832 Sempra 2,178,263
42,956 Southern Company 3,536,138
13,338 Vistra Energy Corporation 1,838,910
12,403 WEC Energy Group, Inc. 1,166,378
22,513 Xcel Energy, Inc. 1,520,078
Total 45,429,305
Total Common Stock
(cost $552,624,371) 1,952,590,618
Shares
Collateral Held for Securities
Loaned 0.1% Value
1,165,250 Thrivent Cash Management Trust 1,165,250
Total Collateral Held for
Securities Loaned
(cost $1,165,250) 1,165,250
Shares or
Principal
Amount Short-Term Investments 1.5% Value
Federal Home Loan Bank Discount
Notes
100,000 4.525%, 1/17/2025
c,d
99,801
700,000 4.470%, 1/22/2025
c,d
698,199
100,000 4.400%, 2/12/2025
c,d
99,496
800,000 4.430%, 2/19/2025
c,d
795,311
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 4.450%, 1/21/2025
c,d
99,755
Shares or
Principal
Amount Short-Term Investments  1.5% Value
Thrivent Core Short-Term Reserve
Fund
2,859,556 4.730% $ 28,595,555
Total Short-Term Investments
(cost $30,387,945) 30,388,117
Total Investments (cost
$584,177,566) 100.0% $1,984,143,985
Other Assets and Liabilities, Net
(<0.1%) (291,274)
Total Net Assets 100.0% $1,983,852,711
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of December 31, 2024:
Securities Lending Transactions
Common Stock $ 1,132,584
Total lending $1,132,584
Gross amount payable upon return of
collateral for securities loaned $1,165,250
Net amounts due to counterparty $32,666
Definitions:
plc - Public Limited Company
S&P - Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,409,996,914
Gross unrealized depreciation (23,765,300)
Net unrealized appreciation (depreciation) $ 1,386,231,614
Cost for federal income tax purposes $ 596,962,896

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 183,021,409 183,021,409 – –
Consumer Discretionary 219,829,414 219,829,414 – –
Consumer Staples 108,048,872 108,048,872 – –
Energy 61,781,681 61,781,681 – –
Financials 265,849,501 265,849,501 – –
Health Care 197,013,040 197,013,040 – –
Industrials 159,279,857 159,279,857 – –
Information Technology 634,415,789 634,415,789 – –
Materials 36,971,580 36,971,580 – –
Real Estate 40,950,170 40,950,170 – –
Utilities 45,429,305 45,429,305 – –
Short-Term Investments 1,792,562 – 1,792,562 –
Subtotal Investments in Securities $1,954,383,180 $1,952,590,618 $1,792,562 $–
Other Investments  * Total
Affiliated Short-Term Investments 28,595,555
Collateral Held for Securities Loaned 1,165,250
Subtotal Other Investments $29,760,805
Total Investments at Value $1,984,143,985
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Large Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 949,475 949,475 – –
Total Liability Derivatives $949,475 $949,475 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of December 31, 2024. Investments and/or cash totaling
$1,792,562 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 105 March 2025 $ 32,112,162 ( $ 949,475)
Total Futures Long Contracts $ 32,112,162 ( $ 949,475)
Total Futures Contracts $ 32,112,162 ($949,475)

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for Large Cap Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 949,475
Total Equity Contracts 949,475
Total Liability Derivatives $949,475
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 2,873,827
Total Equity Contracts
2,873,827
Total $ 2,873,827
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,131,312)
Total Equity Contracts (1,131,312)
Total ($1,131,312)
The following table presents Large Cap Index Portfolio's average volume of derivative activity during the period ended December 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $15,878,711

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $3,008 $136,576 $110,988 $28,596 2,860 1.4%
Total Affiliated Short-Term Investments 3,008 28,596 1.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 725 22,702 22,262 1,165 1,165 0.1
Total Collateral Held for Securities Loaned 725 1,165 0.1
Total Value $3,733 $29,761
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $– $– $ – $699
Total Income/Non Cash Income from Affiliated
Investments $699
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 11
Total Affiliated Income from Securities Loaned, Net $11
Total Value $– $– $ –

Large Cap Value Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.8% Value
Communications Services  6.9%
240,329 Alphabet, Inc., Class C $ 45,768,255
917,458 Comcast Corporation 34,432,198
78,886 Meta Platforms, Inc. 46,188,542
1,330,005 Verizon Communications, Inc. 53,186,900
1,575,412 Warner Brothers Discovery, Inc.
a
16,652,105
Total 196,228,000
Consumer Discretionary  6.7%
276,385 Aptiv plc
a
16,715,765
6,005 Booking Holdings, Inc. 29,835,362
141,694 Columbia Sportswear Company 11,892,377
115,706 D.R. Horton, Inc. 16,178,013
154,905 Lowe's Companies, Inc. 38,230,554
1,172,590 Sony Group Corporation ADR 24,812,004
227,796 Wyndham Hotels & Resorts, Inc. 22,959,559
581,339 Yum China Holding, Inc. 28,003,100
Total 188,626,734
Consumer Staples  7.0%
3,040,231 Coty, Inc.
a
21,160,008
178,763 J.M. Smucker Company 19,685,382
1,467,970 Kenvue, Inc. 31,341,160
313,611 Lamb Weston Holdings, Inc. 20,958,623
480,387 Philip Morris International, Inc. 57,814,575
628,270 Sysco Corporation 48,037,524
Total 198,997,272
Energy  8.4%
406,773 ConocoPhillips 40,339,678
748,876 Devon Energy Corporation 24,510,711
1,387,797 Enterprise Products Partners, LP 43,521,314
715,294 Exxon Mobil Corporation 76,944,176
639,383 Halliburton Company 17,384,824
140,711 Marathon Petroleum Corporation 19,629,184
258,518 Shell plc ADR 16,196,153
Total 238,526,040
Financials  20.4%
113,860 Allstate Corporation 21,951,069
358,214 American International Group, Inc. 26,077,979
1,728,992 Bank of America Corporation 75,989,198
374,022 Bank of New York Mellon
Corporation 28,736,110
199,919 Capital One Financial Corporation 35,649,556
588,378 Charles Schwab Corporation 43,545,856
136,859 Chubb, Ltd. 37,814,142
213,716 Discover Financial Services 37,022,023
13,573 First Citizens BancShares, Inc./NC 28,680,021
175,059 Intercontinental Exchange, Inc. 26,085,542
235,775 J.P. Morgan Chase & Company 56,517,625
1,319,815 KeyCorp 22,621,629
62,557 Marsh & McLennan Companies,
Inc. 13,287,732
405,021 MetLife, Inc. 33,163,120
1,314,160 Wells Fargo & Company 92,306,598
Total 579,448,200
Health Care  11.7%
42,668 Amgen, Inc. 11,120,987
821,725 Avantor, Inc.
a
17,313,746
93,816 Cigna Group 25,906,350
107,233 Elevance Health, Inc. 39,558,254
413,667 Gilead Sciences, Inc. 38,210,421
Shares Common Stock  97.8% Value
Health Care  11.7% - continued
421,510 Johnson & Johnson $ 60,958,776
118,907 Labcorp Holdings, Inc. 27,267,753
457,427 Merck & Company, Inc. 45,504,838
670,995 Sanofi SA ADR 32,362,089
315,984 Zimmer Biomet Holdings, Inc. 33,377,390
Total 331,580,604
Industrials  12.8%
582,283 Amentum Holdings, Inc.
a
12,245,412
51,765 Caterpillar, Inc. 18,778,271
2,809,486 CNH Industrial NV 31,831,476
798,072 CSX Corporation 25,753,784
644,120 Delta Air Lines, Inc. 38,969,260
574,798 Flowserve Corporation 33,062,381
123,876 General Dynamics Corporation 32,640,087
232,814 Hexcel Corporation 14,597,438
196,239 Honeywell International, Inc. 44,328,428
198,244 Jacobs Solutions, Inc. 26,489,363
145,563 JB Hunt Transport Services, Inc. 24,841,782
143,858 L3Harris Technologies, Inc. 30,250,460
236,994 United Parcel Service, Inc. 29,884,943
Total 363,673,085
Information Technology  10.1%
1,086,730 Cisco Systems, Inc. 64,334,416
216,104 International Business Machines
Corporation 47,506,142
65,237 Microsoft Corporation 27,497,396
301,578 QUALCOMM, Inc. 46,328,412
982,074 Samsung Electronics Company,
Ltd. 35,047,091
179,265 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 35,403,045
264,012 TD SYNNEX Corporation 30,963,327
Total 287,079,829
Materials  4.0%
420,446 CF Industries Holdings, Inc. 35,872,453
358,930 Corteva, Inc. 20,444,653
270,299 Eastman Chemical Company 24,683,704
273,979 Nucor Corporation 31,976,089
Total 112,976,899
Real Estate  3.1%
63,840 AvalonBay Communities, Inc. 14,042,885
166,379 CBRE Group, Inc.
a
21,843,899
318,747 Crown Castle, Inc. 28,929,478
1,436,055 Healthcare Realty Trust, Inc. 24,341,132
Total 89,157,394
Utilities  6.7%
130,863 Constellation Energy Corporation 29,275,362
440,089 Duke Energy Corporation 47,415,189
729,362 Entergy Corporation 55,300,227
427,231 Public Service Enterprise Group,
Inc. 36,096,747

Large Cap Value Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.8% Value
Utilities  6.7% - continued
169,378 Vistra Energy Corporation $ 23,352,145
Total 191,439,670
Total Common Stock
(cost $2,045,691,990) 2,777,733,727
Shares
Registered Investment
Companies   0.5% Value
U.S. Unaffiliated   0.5%
142,990 SPDR S&P Biotech ETF
b
12,877,679
Total 12,877,679
Total Registered Investment
Companies (cost $12,727,812) 12,877,679
Shares
Collateral Held for Securities
Loaned 0.4% Value
12,459,180 Thrivent Cash Management Trust 12,459,180
Total Collateral Held for
Securities Loaned
(cost $12,459,180) 12,459,180
Shares Short-Term Investments 1.7% Value
Thrivent Core Short-Term Reserve
Fund
4,730,896 4.730% 47,308,964
Total Short-Term Investments
(cost $47,304,206) 47,308,964
Total Investments (cost
$2,118,183,188) 100.4% $2,850,379,550
Other Assets and Liabilities, Net
(0.4%) (10,060,045)
Total Net Assets 100.0% $2,840,319,505
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of December 31, 2024:
Securities Lending Transactions
Common Stock $ 12,230,148
Total lending $12,230,148
Gross amount payable upon return of
collateral for securities loaned $12,459,180
Net amounts due to counterparty $229,032
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 840,435,801
Gross unrealized depreciation (90,033,402)
Net unrealized appreciation (depreciation) $ 750,402,399
Cost for federal income tax purposes $ 2,099,977,151

Large Cap Value Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 196,228,000 196,228,000 – –
Consumer Discretionary 188,626,734 188,626,734 – –
Consumer Staples 198,997,272 198,997,272 – –
Energy 238,526,040 238,526,040 – –
Financials 579,448,200 579,448,200 – –
Health Care 331,580,604 331,580,604 – –
Industrials 363,673,085 363,673,085 – –
Information Technology 287,079,829 252,032,738 35,047,091 –
Materials 112,976,899 112,976,899 – –
Real Estate 89,157,394 89,157,394 – –
Utilities 191,439,670 191,439,670 – –
Registered Investment Companies
U.S. Unaffiliated 12,877,679 12,877,679 – –
Subtotal Investments in Securities $2,790,611,406 $2,755,564,315 $35,047,091 $–
Other Investments  * Total
Affiliated Short-Term Investments 47,308,964
Collateral Held for Securities Loaned 12,459,180
Subtotal Other Investments $59,768,144
Total Investments at Value $2,850,379,550
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $33,120 $406,071 $391,882 $47,309 4,731 1.7%
Total Affiliated Short-Term Investments 33,120 47,309 1.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 165,951 153,492 12,459 12,459 0.4
Total Collateral Held for Securities Loaned – 12,459 0.4
Total Value $33,120 $59,768
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $– $– $ – $2,304
Total Income/Non Cash Income from Affiliated
Investments $2,304
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 84
Total Affiliated Income from Securities Loaned, Net $84
Total Value $– $– $ –

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 98.2% Value
Asset-Backed Securities  16.3%
ACHV ABS Trust
$ 638,002
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
$ 643,500
1,431,389
5.070%,  10/27/2031, Ser.
2024-2PL, Class A
a
1,434,631
Affirm Asset Securitization Trust
2,200,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
2,230,825
411,601
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
412,614
1,900,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
1,913,859
438,870
6.270%,  5/15/2029, Ser.
2024-X1, Class A
a
440,344
2,500,000
5.220%,  12/17/2029, Ser.
2024-X2, Class A
a
2,503,615
AMSR Trust
2,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
1,903,422
700,000
4.150%,  11/17/2041, Ser.
2024-SFR2, Class A
a
667,769
Annisa CLO, Ltd.
1,500,000
6.117%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
1,500,574
Auxilior Term Funding, LLC
2,250,000
5.840%,  3/15/2027, Ser.
2024-1A, Class A2
a
2,266,648
Avis Budget Rental Car Funding
AESOP, LLC
2,025,000
2.020%,  2/20/2027, Ser.
2020-2A, Class A
a
1,976,415
3,210,000
5.780%,  4/20/2028, Ser.
2023-5A, Class A
a
3,271,862
2,450,000
5.250%,  4/20/2029, Ser.
2023-1A, Class A
a
2,474,122
Bankers Healthcare Group
Securitization Trust
17,130
5.320%,  10/17/2035, Ser.
2022-C, Class A
a
17,130
Benefit Street Partners CLO IV, Ltd.
2,500,000
6.517%,  (TSFR3M +
1.900%), 4/20/2034, Ser.
2014-IVA, Class BR4
a,b
2,505,000
BHG Securitization Trust
177,333
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
176,743
BRAVO Residential Funding Trust
1,328,155
5.319%,  (SOFR30A +
0.750%), 1/27/2025, Ser.
2021-HE2, Class A1
a,b
1,323,822
CarVal CLO I, Ltd.
2,800,000
6.497%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
2,807,395
Cascade Funding Mortgage Trust
318,531
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
312,304
Cascade Funding Mortgage Trust,
LLC
289,967
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
287,123
Principal
Amount Long-Term Fixed Income  98.2% Value
Asset-Backed Securities  16.3% - continued
CIM Trust
$ 803,670
5.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,c
$ 802,162
Commonbond Student Loan Trust
179,874
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
167,877
256,077
4.953%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
252,619
Dryden 61 CLO, Ltd.
1,750,000
6.236%,  (TSFR3M +
1.580%), 1/17/2032, Ser.
2018-61A, Class B2R
a,b
1,750,824
ECMC Group Student Loan Trust
1,678,992
5.710%,  (SOFR30A +
1.150%), 1/27/2025, Ser.
2024-1A, Class A
a,b
1,680,373
Education Funding Trust
856,443
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
788,583
Enterprise Fleet Financing, LLC
1,500,000
4.700%,  6/20/2031, Ser.
2024-4, Class A4
a
1,490,138
Ford Credit Auto Owner Trust
1,000,000
4.110%,  7/15/2030, Ser.
2024-C, Class A4 982,645
Ford Credit Floorplan Master
Owner Trust A
1,500,000
4.400%,  9/15/2031, Ser.
2024-4, Class A
a
1,473,248
Foundation Finance Trust
801,466
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
745,099
1,881,951
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
1,938,189
GM Financial Automobile Leasing
Trust
750,000
4.220%,  10/20/2028, Ser.
2024-3, Class A4 742,828
GMAC Mortgage Corporation
Loan Trust
28,208
4.953%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,d
14,465
GMF Floorplan Owner Revolving
Trust
750,000
4.680%,  11/15/2028, Ser.
2024-3A, Class A1
a
751,355
GoldenTree Loan Management US
CLO 11, Ltd.
1,000,000
5.591%,  (TSFR3M +
1.080%), 10/20/2034, Ser.
2021-11A, Class AR
a,b
1,000,215
GSAA Home Equity Trust
161,518
6.403%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
b
227,815
844,141
4.302%,  8/25/2034, Ser.
2004-10, Class M2
b
766,034
Hertz Vehicle Financing III, LLC
975,000
5.490%,  6/25/2027, Ser.
2023-1A, Class A
a
981,034

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.2% Value
Asset-Backed Securities  16.3% - continued
$ 950,000
5.440%,  1/25/2029, Ser.
2024-1A, Class A
a
$ 955,668
Home Partners of America Trust
2,017,181
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
1,898,331
Huntington Bank Auto Credit-
Linked Notes
233,491
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
233,675
John Deere Owner Trust
1,800,000
4.150%,  8/15/2031, Ser.
2024-C, Class A4 1,770,293
KKR Static CLO I, Ltd.
1,500,000
5.268%,  (TSFR3M +
0.980%), 7/20/2031, Ser.
2022-1A, Class AR2
a,b,e
1,500,000
1,500,000
5.738%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b,e
1,500,000
Madison Park Funding XXXIX, Ltd.
2,500,000
6.382%,  (TSFR3M +
1.750%), 10/22/2034, Ser.
2021-39A, Class BR
a,b
2,502,235
Marlette Funding Trust
811,754
5.950%,  7/17/2034, Ser.
2024-1A, Class A
a
815,414
Merchants Fleet Funding, LLC
1,100,000
5.820%,  4/20/2037, Ser.
2024-1A, Class A
a
1,110,750
MFA Trust
976,085
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c
977,869
National Collegiate Trust
424,260
5.255%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
415,021
Navient Student Loan Trust
1,323,365
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,270,102
Oak Street Investment
2,020,873
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,949,797
Octane Receivables Trust
1,201,028
5.800%,  7/20/2032, Ser.
2024-2A, Class A2
a
1,214,057
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,361,640
OZLM XVII, Ltd.
2,800,000
6.617%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
2,805,947
Pagaya AI Debt Grantor Trust
1,456,989
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
1,461,088
3,000,000
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
3,001,749
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
1,111,930
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
1,123,092
Principal
Amount Long-Term Fixed Income  98.2% Value
Asset-Backed Securities  16.3% - continued
Pagaya AI Debt Trust
$ 52,942
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
$ 53,021
Palmer Square Loan Funding, Ltd.
2,500,000
6.161%,  (TSFR3M +
1.050%), 10/15/2032, Ser.
2024-1A, Class A1
a,b
2,502,758
1,250,000
6.561%,  (TSFR3M +
1.450%), 10/15/2032, Ser.
2024-1A, Class A2
a,b
1,251,794
2,000,000
5.900%,  (TSFR3M +
1.450%), 1/15/2033, Ser.
2024-2A, Class A2
a,b
2,000,050
PPM CLO 2, Ltd.
3,750,000
6.147%,  (TSFR3M +
1.500%), 4/16/2037, Ser.
2019-2A, Class AR
a,b
3,756,383
Pretium Mortgage Credit Partners,
LLC
1,818,622
4.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,c
1,816,187
975,211
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,c
979,433
Progress Residential Trust
2,368,857
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
2,266,710
2,250,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
2,012,297
RCKT Mortgage Trust
1,391,457
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,c
1,402,115
RCO VII Mortgage, LLC
1,067,321
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,c
1,070,216
Santander Drive Auto Receivables
Trust
1,500,000
4.620%,  11/15/2028, Ser.
2024-5, Class A3 1,498,243
500,000
4.850%,  1/16/2029, Ser.
2024-4, Class A3 501,371
SCF Equipment Leasing, LLC
1,711,747
6.560%,  1/22/2030, Ser.
2023-1A, Class A2
a
1,724,701
SFS Auto Receivables
Securitization Trust
217,158
5.890%,  3/22/2027, Ser.
2023-1A, Class A2A
a
217,649
TCW CLO, Ltd.
500,000
5.972%,  (TSFR3M +
1.340%), 4/22/2033, Ser.
2022-1A, Class A1
a,b
500,394
Terwin Mortgage Trust
795,947
5.953%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
785,526
Tesla Auto Lease Trust
1,500,000
4.880%,  6/20/2028, Ser.
2024-B, Class A4
a
1,500,637
Towd Point Asset Trust
980,353
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
929,809

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.2% Value
Asset-Backed Securities  16.3% - continued
Tricon Residential Trust
$ 3,250,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
$ 3,118,070
1,199,254
4.750%,  6/17/2040, Ser.
2024-SFR2, Class A
a
1,184,032
1,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
1,251,000
United Auto Credit Securitization
Trust
343,736
6.170%,  8/10/2026, Ser.
2024-1, Class A
a
344,355
Upstart Securitization Trust
586,127
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
588,305
Vericrest Opportunity Loan
Transferee
433,998
4.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,c
433,681
920,950
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,c
920,278
345,554
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,c
345,673
1,469,739
4.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,c
1,468,037
Veridian Auto Receivables Trust
245,577
5.970%,  8/17/2026, Ser.
2023-1A, Class A2
a
245,822
Wheels Fleet Lease Funding 1,
LLC
1,000,000
4.800%,  9/19/2039, Ser.
2024-3A, Class A1
a
998,909
Wind River CLO, Ltd.
2,251,478
6.479%,  (TSFR3M +
1.862%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,b
2,251,457
Total 117,410,861
Basic Materials  1.4%
Anglo American Capital plc
1,050,000 4.875%,  5/14/2025
a
1,048,787
Eastman Chemical Company
350,000 5.000%,  8/1/2029 348,898
EIDP, Inc.
406,000 4.500%,  5/15/2026 405,593
FMC Corporation
925,000 5.150%,  5/18/2026 925,998
Glencore Funding, LLC
1,500,000 5.338%,  4/4/2027
a
1,512,854
1,475,000 6.125%,  10/6/2028
a
1,521,012
International Flavors & Fragrances,
Inc.
750,000 1.832%,  10/15/2027
a
688,787
LYB International Finance III, LLC
1,079,000 1.250%,  10/1/2025 1,050,637
Mosaic Company
875,000 5.375%,  11/15/2028 884,600
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
925,000 5.300%,  3/15/2026 931,511
Principal
Amount Long-Term Fixed Income  98.2% Value
Basic Materials  1.4% - continued
Steel Dynamics, Inc.
$ 775,000 2.400%,  6/15/2025 $ 765,831
Total 10,084,508
Capital Goods  2.5%
AGCO Corporation
1,100,000 5.450%,  3/21/2027 1,110,426
Amphenol Corporation
750,000 4.750%,  3/30/2026 750,431
BAE Systems plc
935,000 5.000%,  3/26/2027
a
938,978
Boeing Company
1,750,000 2.196%,  2/4/2026 1,697,134
650,000 6.259%,  5/1/2027 665,460
Howmet Aerospace, Inc.
1,100,000 3.000%,  1/15/2029 1,020,930
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025 696,978
Ingersoll Rand, Inc.
250,000 5.400%,  8/14/2028 253,979
John Deere Capital Corporation
350,000 4.950%,  7/14/2028 353,369
Otis Worldwide Corporation
1,225,000 2.056%,  4/5/2025 1,215,549
Quanta Services, Inc.
600,000 4.750%,  8/9/2027 599,150
Regal Rexnord Corporation
850,000 6.050%,  2/15/2026 857,663
Republic Services, Inc.
1,250,000 0.875%,  11/15/2025 1,209,295
RTX Corporation
1,100,000 5.750%,  11/8/2026 1,119,593
Sonoco Products Company
850,000 4.450%,  9/1/2026 843,937
Spirit AeroSystems, Inc.
1,425,000 4.600%,  6/15/2028
f
1,351,271
Textron, Inc.
2,000,000 3.875%,  3/1/2025 1,996,256
Veralto Corporation
1,100,000 5.500%,  9/18/2026 1,112,696
Total 17,793,095
Collateralized Mortgage Obligations  9.6%
A&D Mortgage Trust
2,814,523
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,c
2,836,460
1,561,114
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
1,549,305
ACRA Trust
2,242,593
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,c
2,234,996
Banc of America Funding Trust
221,205
6.490%,  1/25/2035, Ser.
2004-D, Class 4A1
b
222,264
425,519
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 407,991

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.2% Value
Collateralized Mortgage Obligations  9.6% -
continued
Bear Stearns Adjustable Rate
Mortgage Trust
$ 82,056
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
$ 76,976
BRAVO Residential Funding Trust
1,006,661
6.394%,  10/25/2063, Ser.
2023-NQM8, Class A1
a,c
1,014,790
CAFL Issuer, LLC
1,481,197
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,c
1,468,894
CHNGE Mortgage Trust
1,176,240
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,b
1,189,444
1,385,505
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,b
1,282,239
1,713,991
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
1,724,133
2,061,366
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,944,428
1,804,124
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
1,817,130
1,703,929
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
1,724,881
Citigroup Mortgage Loan Trust,
Inc.
453,352
5.409%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
b
427,226
COLT Mortgage Loan Trust
1,257,242
6.596%,  7/25/2068, Ser.
2023-2, Class A1
a,c
1,268,088
1,895,537
5.443%,  9/25/2069, Ser.
2024-INV3, Class A1
a,c
1,889,172
1,862,499
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
1,633,592
Countrywide Alternative Loan Trust
135,948
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 87,635
147,213
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 115,708
Credit Suisse Mortgage Capital
Certificates
2,585,482
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,b
2,246,208
Deephaven Residential Mortgage
Trust
2,060,633
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,b
1,847,539
2,046,149
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,b
1,756,401
Federal National Mortgage
Association - REMIC
2,569,135
4.000%,  7/25/2053, Ser.
2024-76, Class DA 2,472,599
Flagstar Mortgage Trust
1,371,266
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
1,207,774
GCAT Trust
1,561,103
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
1,391,177
1,239,585
5.500%,  12/25/2054, Ser.
2024-INV4, Class A6
a,b
1,233,026
Principal
Amount Long-Term Fixed Income  98.2% Value
Collateralized Mortgage Obligations  9.6% -
continued
GS Mortgage-Backed Securities
Trust
$ 265,800
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
$ 249,914
J.P. Morgan Alternative Loan Trust
498,938
4.975%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
374,134
LHOME Mortgage Trust
1,100,000
8.000%,  6/25/2028, Ser.
2023-RTL2, Class A1
a,c
1,115,544
1,250,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,c
1,267,823
2,000,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,c
2,025,680
MFA Trust
1,795,717
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,c
1,720,620
2,250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,c
2,264,967
Mortgage Equity Conversion Asset
Trust
509,664
4.750%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,b
505,112
421,115
4.710%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,b
419,368
NYMT Loan Trust
1,393,882
5.379%,  6/25/2069, Ser.
2024-INV1, Class A1
a,b
1,385,036
1,000,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,c
1,011,098
1,500,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,c
1,511,966
Palisades Mortgage Loan Trust
585,239
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
582,631
PRPM, LLC
1,943,522
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
1,896,904
1,436,423
6.363%,  11/25/2025, Ser.
2020-6, Class A1
a
1,440,607
1,066,230
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,c
1,071,379
974,678
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,c
974,776
Radnor Re, Ltd.
1,261,857
6.560%,  (SOFR30A +
2.000%), 9/25/2034, Ser.
2024-1, Class M1A
a,b
1,263,224
Roc Mortgage Trust
892,754
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
892,754
1,500,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,c
1,489,602
Toorak Mortgage Corporation, Ltd.
2,009,833
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,b
1,817,097
Toorak Mortgage Trust
2,750,000
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,c
2,769,021

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.2% Value
Collateralized Mortgage Obligations  9.6% -
continued
TRK Trust
$ 1,328,159
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
$ 1,141,143
TVC Mortgage Trust
1,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,c
1,516,395
Vericrest Opportunity Loan
Transferee
559,556
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,c
559,410
Verus Securitization Trust
1,129,186
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
986,094
Wachovia Mortgage Loan Trust,
LLC
23,413
7.187%,  5/20/2036, Ser.
2006-A, Class 2A1
b
22,755
Total 69,345,130
Commercial Mortgage-Backed Securities  0.6%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
2,250,000
4.508%,  7/25/2029, Ser.
K528, Class A2
d
2,225,805
1,000,000
4.791%,  9/25/2029, Ser.
K529, Class A2
d
999,979
Silver Hill Trust
911,785
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
890,610
Total 4,116,394
Communications Services  3.1%
American Tower Corporation
1,000,000 4.400%,  2/15/2026 994,893
500,000 1.450%,  9/15/2026 472,690
1,200,000 5.500%,  3/15/2028 1,217,738
AppLovin Corporation
2,000,000 5.125%,  12/1/2029 1,995,110
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
484,000 4.908%,  7/23/2025 483,424
500,000 6.150%,  11/10/2026 509,525
1,250,000 4.200%,  3/15/2028 1,208,336
1,025,000 6.100%,  6/1/2029 1,044,810
Comcast Corporation
550,000 5.100%,  6/1/2029 555,632
Crown Castle, Inc.
740,000 4.800%,  9/1/2028 731,616
750,000 4.900%,  9/1/2029 741,671
NTT Finance Corporation
750,000 5.104%,  7/2/2027
a
756,565
Rogers Communications, Inc.
1,100,000 5.000%,  2/15/2029 1,092,990
Sprint Capital Corporation
2,770,000 6.875%,  11/15/2028 2,940,308
Take-Two Interactive Software, Inc.
750,000 5.400%,  6/12/2029 760,624
Principal
Amount Long-Term Fixed Income  98.2% Value
Communications Services  3.1% - continued
T-Mobile USA, Inc.
$ 1,400,000 3.500%,  4/15/2025 $ 1,393,669
1,875,000 4.850%,  1/15/2029 1,864,447
Warnermedia Holdings, Inc.
1,900,000 3.638%,  3/15/2025 1,893,890
1,800,000 3.755%,  3/15/2027 1,734,176
Total 22,392,114
Consumer Cyclical  5.7%
American Honda Finance
Corporation
1,000,000 4.900%,  7/9/2027 1,003,484
1,000,000 4.450%,  10/22/2027 992,606
1,200,000 5.650%,  11/15/2028 1,232,464
D.R. Horton, Inc.
800,000 2.600%,  10/15/2025 786,665
Daimler Trucks Finance North
America, LLC
350,000 5.600%,  8/8/2025
a
351,699
Darden Restaurants, Inc.
1,000,000 4.350%,  10/15/2027 986,474
Expedia Group, Inc.
3,150,000 6.250%,  5/1/2025
a
3,152,087
Ford Motor Credit Company, LLC
1,100,000 3.375%,  11/13/2025 1,082,749
600,000 5.125%,  11/5/2026 598,831
1,125,000 5.800%,  3/5/2027 1,135,612
1,500,000 5.113%,  5/3/2029 1,460,945
General Motors Company
625,000 6.125%,  10/1/2025 629,811
General Motors Financial
Company, Inc.
1,420,000 2.900%,  2/26/2025 1,414,881
925,000 2.750%,  6/20/2025 915,922
550,000 5.400%,  5/8/2027 555,747
1,100,000 5.350%,  7/15/2027 1,110,945
1,000,000 5.800%,  1/7/2029 1,020,131
Hyatt Hotels Corporation
1,650,000 5.750%,  1/30/2027 1,675,370
Hyundai Capital America
1,140,000 1.800%,  10/15/2025
a
1,111,478
750,000 6.250%,  11/3/2025
a
757,284
750,000 1.650%,  9/17/2026
a
709,704
1,100,000 5.300%,  3/19/2027
a
1,108,667
Hyundai Capital Services, Inc.
750,000 1.250%,  2/8/2026
a
719,535
Las Vegas Sands Corporation
935,000 5.900%,  6/1/2027 948,538
Lennar Corporation
1,100,000 4.750%,  5/30/2025 1,098,710
McDonald's Corporation
700,000 4.800%,  8/14/2028 701,301
1,125,000 5.000%,  5/17/2029 1,132,714
Mercedes-Benz Finance North
America, LLC
925,000 5.200%,  8/3/2026
a
931,705
1,150,000 4.800%,  11/13/2026
a
1,151,597
Nissan Motor Acceptance
Company, LLC
1,300,000 5.300%,  9/13/2027
a
1,285,128

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.2% Value
Consumer Cyclical  5.7% - continued
O'Reilly Automotive, Inc.
$ 1,100,000 5.750%,  11/20/2026 $ 1,119,028
PACCAR Financial Corporation
700,000 4.000%,  9/26/2029 677,043
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 1,759,871
Starbucks Corporation
733,000 4.850%,  2/8/2027 736,523
Toyota Motor Credit Corporation
650,000 4.350%,  10/8/2027 645,451
750,000 4.650%,  1/5/2029 745,056
VICI Properties, LP/VICI Note
Company, Inc.
2,750,000 4.625%,  6/15/2025
a
2,739,189
Volkswagen Group of America
Finance, LLC
1,100,000 5.300%,  3/22/2027
a
1,101,103
Total 41,286,048
Consumer Non-Cyclical  5.3%
Altria Group, Inc.
1,000,000 4.400%,  2/14/2026 995,112
1,100,000 6.200%,  11/1/2028 1,143,281
Amgen, Inc.
825,000 5.150%,  3/2/2028 831,002
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,405,114
1,100,000 5.931%,  2/2/2029 1,132,543
Becton, Dickinson and Company
1,250,000 4.693%,  2/13/2028 1,243,840
Bunge, Ltd. Finance Corporation
1,300,000 4.100%,  1/7/2028 1,273,420
Campbell's Company
370,000 5.300%,  3/20/2026 372,468
Conagra Brands, Inc.
1,250,000 4.850%,  11/1/2028 1,243,506
CVS Health Corporation
900,000 5.000%,  2/20/2026 899,068
1,500,000 5.400%,  6/1/2029 1,500,628
General Mills, Inc.
1,100,000 5.500%,  10/17/2028 1,122,813
GSK Consumer Healthcare Capital
US, LLC
1,100,000 3.375%,  3/24/2027 1,067,813
HCA, Inc.
1,250,000 5.875%,  2/15/2026 1,256,286
Illumina, Inc.
500,000 4.650%,  9/9/2026 498,048
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
2,000,000 2.500%,  1/15/2027 1,899,427
Keurig Dr Pepper, Inc.
1,500,000 5.100%,  3/15/2027 1,513,408
Kraft Heinz Foods Company
1,500,000 3.000%,  6/1/2026 1,464,068
Mattel, Inc.
2,000,000 3.375%,  4/1/2026
a
1,958,905
Nestle Holdings, Inc.
1,475,000 5.000%,  3/14/2028
a
1,487,380
Principal
Amount Long-Term Fixed Income  98.2% Value
Consumer Non-Cyclical  5.3% - continued
Novartis Capital Corporation
$ 900,000 3.800%,  9/18/2029 $ 866,563
Pfizer Investment Enterprises,
Private Ltd.
1,100,000 4.450%,  5/19/2028 1,090,335
Philip Morris International, Inc.
850,000 0.875%,  5/1/2026 808,821
750,000 4.750%,  2/12/2027 751,665
850,000 4.375%,  11/1/2027 842,948
900,000 4.875%,  2/15/2028 902,162
375,000 4.875%,  2/13/2029 374,535
Royalty Pharma plc
2,675,000 1.200%,  9/2/2025 2,608,749
500,000 5.150%,  9/2/2029 498,596
Stryker Corporation
1,500,000 3.500%,  3/15/2026 1,479,965
Universal Health Services, Inc.
1,650,000 1.650%,  9/1/2026 1,561,806
Zoetis, Inc.
1,150,000 5.400%,  11/14/2025 1,156,018
Total 38,250,293
Energy  5.0%
Apache Corporation
1,100,000 4.375%,  10/15/2028 1,060,998
BP Capital Markets America, Inc.
2,000,000 5.017%,  11/17/2027 2,021,933
550,000 4.699%,  4/10/2029 546,926
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,378,975
Cheniere Energy Partners, LP
2,500,000 4.500%,  10/1/2029 2,420,448
Columbia Pipelines Holding
Company, LLC
925,000 6.055%,  8/15/2026
a
938,050
740,000 6.042%,  8/15/2028
a
757,709
Continental Resources, Inc.
2,650,000 2.268%,  11/15/2026
a
2,515,819
Diamondback Energy, Inc.
750,000 5.200%,  4/18/2027 757,191
Enbridge, Inc.
1,100,000 5.900%,  11/15/2026 1,121,465
Energy Transfer, LP
950,000 2.900%,  5/15/2025 942,671
750,000 6.050%,  12/1/2026 766,059
1,100,000 5.250%,  7/1/2029 1,105,236
Helmerich & Payne, Inc.
1,300,000 4.650%,  12/1/2027
a,f
1,283,315
Kinder Morgan, Inc.
700,000 5.100%,  8/1/2029 699,904
Marathon Petroleum Corporation
1,700,000 4.700%,  5/1/2025 1,698,048
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,498,951
1,100,000 1.750%,  3/1/2026 1,062,029
National Fuel Gas Company
750,000 5.200%,  7/15/2025 749,512
1,370,000 5.500%,  1/15/2026 1,375,319
Occidental Petroleum Corporation
1,327,000 5.875%,  9/1/2025 1,331,065

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.2% Value
Energy  5.0% - continued
$ 500,000 5.000%,  8/1/2027 $ 500,238
ONEOK, Inc.
500,000 5.550%,  11/1/2026 506,227
1,000,000 4.250%,  9/24/2027 985,478
500,000 5.650%,  11/1/2028 510,195
Ovintiv, Inc.
750,000 5.650%,  5/15/2025 751,749
1,200,000 5.375%,  1/1/2026 1,204,185
Phillips 66 Company
800,000 4.950%,  12/1/2027 806,520
Pioneer Natural Resources
Company
450,000 1.125%,  1/15/2026 434,373
Plains All American Pipeline, LP/
PAA Finance Corporation
750,000 4.650%,  10/15/2025 748,892
Schlumberger Holdings
Corporation
525,000 5.000%,  5/29/2027
a
527,932
South Bow USA Infrastructure
Holdings, LLC
700,000 4.911%,  9/1/2027
a
697,666
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 615,037
Western Midstream Operating, LP
1,500,000 3.100%,  2/1/2025 1,496,214
Total 35,816,329
Financials  32.0%
ABN AMRO Bank NV
1,100,000 6.339%,  9/18/2027
a,b
1,124,430
AEGON Funding Company, LLC
1,125,000 5.500%,  4/16/2027
a,f
1,134,790
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,300,000 6.500%,  7/15/2025 1,308,383
1,200,000 1.750%,  1/30/2026 1,161,154
250,000 2.450%,  10/29/2026 239,323
900,000 6.100%,  1/15/2027 920,427
665,000 6.450%,  4/15/2027 685,694
1,075,000 4.625%,  9/10/2029 1,051,339
Aircastle, Ltd.
2,100,000 5.250%,  8/11/2025
a
2,100,653
Ally Financial, Inc.
3,000,000 5.750%,  11/20/2025 3,015,471
American Express Company
1,250,000 5.098%,  2/16/2028
b
1,257,210
500,000 5.043%,  7/26/2028
b
502,618
Aon North America, Inc.
1,100,000 5.125%,  3/1/2027 1,107,538
Apollo Debt Solutions BDC
1,370,000 6.900%,  4/13/2029
a
1,417,247
Ares Capital Corporation
924,000 4.250%,  3/1/2025 922,056
1,350,000 3.875%,  1/15/2026 1,334,561
800,000 2.150%,  7/15/2026 764,898
Ares Strategic Income Fund
600,000 5.700%,  3/15/2028
a
599,916
875,000 5.600%,  2/15/2030
a
864,751
Principal
Amount Long-Term Fixed Income  98.2% Value
Financials  32.0% - continued
Arthur J. Gallagher & Company
$ 450,000 4.600%,  12/15/2027 $ 448,197
450,000 4.850%,  12/15/2029 447,935
Associated Banc-Corp
700,000 6.455%,  8/29/2030
b
713,933
Australia & New Zealand Banking
Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,b
1,864,222
Aviation Capital Group, LLC
1,500,000 4.875%,  10/1/2025
a
1,498,011
Avolon Holdings Funding, Ltd.
1,644,000 5.500%,  1/15/2026
a
1,648,646
1,000,000 2.125%,  2/21/2026
a
967,169
450,000 4.250%,  4/15/2026
a
444,582
600,000 4.950%,  1/15/2028
a
594,551
Banco Santander Mexico SA
320,000 5.375%,  4/17/2025
a
319,741
Banco Santander SA
1,600,000 5.147%,  8/18/2025 1,601,459
1,000,000 1.849%,  3/25/2026 961,842
600,000 4.175%,  3/24/2028
b
587,535
1,000,000 5.365%,  7/15/2028
b
1,006,843
1,000,000 5.588%,  8/8/2028 1,013,372
Bank of America Corporation
850,000 3.384%,  4/2/2026
b
846,708
1,275,000 1.319%,  6/19/2026
b
1,254,181
1,000,000 4.827%,  7/22/2026
b
999,946
1,500,000 1.734%,  7/22/2027
b
1,429,989
Bank of Montreal
1,115,000 5.266%,  12/11/2026 1,128,030
500,000 5.370%,  6/4/2027 507,367
750,000 4.567%,  9/10/2027
b
747,674
Bank of New York Mellon
Corporation
700,000 4.700%,  9/20/2025
b,g
693,356
750,000 6.317%,  10/25/2029
b
787,936
Bank of New Zealand
1,800,000 4.846%,  2/7/2028
a
1,795,771
Bank of Nova Scotia
935,000 4.900%,  6/4/2025
b,g
925,271
1,000,000 4.404%,  9/8/2028
b
989,957
Barclays plc
1,100,000 6.496%,  9/13/2027
b
1,126,607
500,000 2.279%,  11/24/2027
b
475,587
550,000 5.674%,  3/12/2028
b
556,858
850,000 4.837%,  9/10/2028
b
844,852
BlackRock Funding, Inc.
550,000 4.700%,  3/14/2029 550,405
Blackstone Private Credit Fund
1,750,000 2.700%,  1/15/2025 1,748,187
850,000 4.700%,  3/24/2025 848,719
600,000 4.950%,  9/26/2027
a
592,745
Blackstone Secured Lending Fund
1,025,000 5.875%,  11/15/2027 1,041,111
900,000 5.350%,  4/13/2028 897,623
Blue Owl Capital Corporation II
750,000 8.450%,  11/15/2026 786,085
Blue Owl Credit Income
Corporation
650,000 4.700%,  2/8/2027 640,713

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.2% Value
Financials  32.0% - continued
Blue Owl Technology Finance
Corporation
$ 750,000 4.750%,  12/15/2025
a
$ 741,713
750,000 3.750%,  6/17/2026
a
725,371
Blue Owl Technology Finance
Corporation II
1,025,000 6.750%,  4/4/2029
a
1,031,283
BNP Paribas SA
1,300,000 1.323%,  1/13/2027
a,b
1,251,429
850,000 5.176%,  1/9/2030
a,b
847,186
Boston Properties, LP
1,500,000 3.650%,  2/1/2026 1,478,419
BPCE SA
450,000 2.375%,  1/14/2025
a
449,625
750,000 5.975%,  1/18/2027
a,b
755,802
Camden Property Trust
600,000 5.850%,  11/3/2026 612,017
Canadian Imperial Bank of
Commerce
500,000 3.945%,  8/4/2025 498,044
1,100,000 5.926%,  10/2/2026 1,122,503
1,000,000 5.237%,  6/28/2027 1,010,711
Capital One Financial Corporation
750,000 2.636%,  3/3/2026
b
746,813
1,500,000 4.985%,  7/24/2026
b
1,498,817
Centene Corporation
2,000,000 4.250%,  12/15/2027 1,937,408
1,200,000 4.625%,  12/15/2029 1,134,912
Charles Schwab Corporation
400,000 5.375%,  6/1/2025
b,g
397,870
1,250,000 4.000%,  6/1/2026
b,g
1,208,994
1,100,000 5.875%,  8/24/2026 1,118,735
Chubb INA Holdings, LLC
1,250,000 4.650%,  8/15/2029 1,245,554
Citibank NA
625,000 5.438%,  4/30/2026 630,609
400,000 4.929%,  8/6/2026 401,591
850,000 4.876%,  11/19/2027
b
850,681
Citigroup, Inc.
500,000 4.000%,  12/10/2025
b,g
486,812
1,000,000 3.290%,  3/17/2026
b
996,307
925,000 3.106%,  4/8/2026
b
920,542
1,150,000 1.122%,  1/28/2027
b
1,104,389
650,000 5.174%,  2/13/2030
b
649,505
Comerica, Inc.
585,000 5.625%,  7/1/2025
b,f,g
581,525
Cooperatieve Rabobank UA
1,625,000 1.339%,  6/24/2026
a,b
1,597,204
COPT Defense Properties, LP
450,000 2.250%,  3/15/2026 435,485
Corebridge Financial, Inc.
1,000,000 3.650%,  4/5/2027 972,292
Corebridge Global Funding
1,425,000 4.650%,  8/20/2027
a
1,419,776
Credit Agricole SA
750,000 1.247%,  1/26/2027
a,b
720,228
1,000,000 4.631%,  9/11/2028
a,b
987,453
725,000 6.316%,  10/3/2029
a,b
749,074
Credit Suisse Group AG
990,000 7.500%,  N/A
*,h
99,000
Principal
Amount Long-Term Fixed Income  98.2% Value
Financials  32.0% - continued
Danske Bank AS
$ 500,000 6.466%,  1/9/2026
a,b,f
$ 500,104
Deutsche Bank AG
2,700,000 4.500%,  4/1/2025 2,695,920
2,000,000 6.000%,  10/30/2025
b,g
1,959,130
Deutsche Bank AG/New York, NY
1,100,000 2.129%,  11/24/2026
b
1,071,843
1,100,000 5.414%,  5/10/2029 1,116,340
700,000 4.999%,  9/11/2030
b
684,232
Discover Bank
1,285,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
1,308,585
Elevance Health, Inc.
750,000 5.350%,  10/15/2025 753,071
500,000 4.500%,  10/30/2026 498,544
EPR Properties
1,875,000 4.950%,  4/15/2028 1,842,989
Fifth Third Bancorp
1,900,000 2.375%,  1/28/2025 1,896,306
Fifth Third Bank NA
200,000 3.850%,  3/15/2026 197,489
First Horizon Bank
1,480,000 5.750%,  5/1/2030 1,472,795
First-Citizens Bank & Trust
Company
1,200,000 6.125%,  3/9/2028 1,234,499
FS KKR Capital Corporation
1,100,000 4.250%,  2/14/2025
a
1,098,050
2,000,000 3.400%,  1/15/2026 1,961,297
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,158,757
GATX Corporation
750,000 5.400%,  3/15/2027 758,404
Goldman Sachs Bank USA/New
York, NY
1,100,000 5.283%,  3/18/2027
b
1,106,248
Goldman Sachs BDC, Inc.
550,000 6.375%,  3/11/2027 563,042
Goldman Sachs Group, Inc.
272,000 4.250%,  10/21/2025 270,499
700,000 0.855%,  2/12/2026
b
696,550
1,250,000 3.615%,  3/15/2028
b
1,215,541
1,100,000 4.482%,  8/23/2028
b
1,087,271
1,100,000 6.484%,  10/24/2029
b
1,152,554
Highwoods Realty, LP
1,059,000 4.200%,  4/15/2029 1,005,208
HSBC Holdings plc
500,000 2.999%,  3/10/2026
b
498,025
1,325,000 1.645%,  4/18/2026
b
1,311,906
850,000 5.130%,  11/19/2028
b
849,728
HSBC USA, Inc.
750,000 5.294%,  3/4/2027 759,240
ING Groep NV
500,000 4.625%,  1/6/2026
a
500,003
1,250,000 1.726%,  4/1/2027
b
1,201,498
1,000,000 4.017%,  3/28/2028
b
979,530
J.P. Morgan Chase & Company
800,000 2.005%,  3/13/2026
b
795,377
900,000 2.083%,  4/22/2026
b
892,269
1,000,000 3.650%,  6/1/2026
b,g
970,085
2,500,000 1.045%,  11/19/2026
b
2,419,875

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.2% Value
Financials  32.0% - continued
$ 725,000 1.040%,  2/4/2027
b
$ 696,536
1,150,000 5.571%,  4/22/2028
b
1,169,533
1,250,000 4.979%,  7/22/2028
b
1,253,978
800,000 4.851%,  7/25/2028
b
799,739
J.P. Morgan Chase Bank NA
750,000 5.110%,  12/8/2026 757,900
KeyBank NA/Cleveland, OH
500,000 4.700%,  1/26/2026 499,073
KeyCorp
550,000
5.716%,  (SOFRINDX +
1.250%), 5/23/2025
b
550,491
Kilroy Realty, LP
1,800,000 4.375%,  10/1/2025 1,791,190
Lloyds Banking Group plc
350,000 4.582%,  12/10/2025 348,345
550,000 5.985%,  8/7/2027
b
558,180
1,125,000 5.462%,  1/5/2028
b
1,134,458
1,000,000 3.750%,  3/18/2028
b
973,147
600,000 5.087%,  11/26/2028
b
600,666
M&T Bank Corporation
750,000 3.500%,  9/1/2026
b,g
711,814
Macquarie Airfinance Holdings,
Ltd.
360,000 6.400%,  3/26/2029
a
370,416
700,000 5.150%,  3/17/2030
a
683,789
Manufacturers & Traders Trust
Company
1,000,000 5.400%,  11/21/2025 1,002,969
1,000,000 4.650%,  1/27/2026 997,280
Marsh & McLennan Companies,
Inc.
1,500,000 4.550%,  11/8/2027 1,498,837
MassMutual Global Funding II
1,100,000 4.850%,  1/17/2029
a
1,100,520
Met Tower Global Funding
1,100,000 5.400%,  6/20/2026
a
1,112,435
1,000,000 4.000%,  10/1/2027
a
983,140
Metropolitan Life Global Funding I
1,100,000 5.400%,  9/12/2028
a
1,117,728
Mitsubishi UFJ Financial Group,
Inc.
875,000 2.193%,  2/25/2025 871,645
Morgan Stanley
1,750,000 5.000%,  11/24/2025 1,752,861
500,000 4.679%,  7/17/2026
b
499,465
1,000,000 6.138%,  10/16/2026
b
1,010,078
1,000,000 0.985%,  12/10/2026
b
964,335
1,125,000 5.652%,  4/13/2028
b
1,144,010
2,000,000 5.164%,  4/20/2029
b
2,005,630
465,000 5.449%,  7/20/2029
b
470,195
Morgan Stanley Bank NA
1,150,000 4.447%,  10/15/2027
b
1,142,374
Morgan Stanley Direct Lending
Fund
1,425,000 6.150%,  5/17/2029
a
1,432,962
National Bank of Canada
1,300,000 5.600%,  7/2/2027
b
1,314,536
NatWest Group plc
750,000 5.847%,  3/2/2027
b
757,457
New York Life Global Funding
1,100,000 4.900%,  6/13/2028
a
1,104,960
500,000 5.000%,  6/6/2029
a
503,687
Principal
Amount Long-Term Fixed Income  98.2% Value
Financials  32.0% - continued
Nomura Holdings, Inc.
$ 640,000 2.648%,  1/16/2025 $ 639,410
750,000 2.329%,  1/22/2027 711,141
1,300,000 5.594%,  7/2/2027 1,316,996
Nordea Bank Abp
1,700,000 1.500%,  9/30/2026
a
1,608,038
Northwestern Mutual Global
Funding
1,100,000 4.900%,  6/12/2028
a
1,100,351
Omega Healthcare Investors, Inc.
800,000 4.500%,  1/15/2025 799,711
1,000,000 5.250%,  1/15/2026 1,001,192
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
a
1,372,078
PNC Financial Services Group,
Inc.
1,500,000 3.400%,  9/15/2026
b,g
1,407,885
1,000,000 4.758%,  1/26/2027
b
998,637
750,000 6.615%,  10/20/2027
b
772,678
925,000 5.582%,  6/12/2029
b
941,146
Pricoa Global Funding I
1,500,000 5.550%,  8/28/2026
a
1,522,570
Principal Life Global Funding II
900,000 0.875%,  1/12/2026
a
865,099
1,100,000 5.000%,  1/16/2027
a
1,105,914
Realty Income Corporation
500,000 4.875%,  6/1/2026 501,208
Regions Financial Corporation
1,285,000 2.250%,  5/18/2025 1,272,073
300,000 5.722%,  6/6/2030
b
304,150
RGA Global Funding
1,500,000 5.448%,  5/24/2029
a
1,520,390
Royal Bank of Canada
900,000 5.069%,  7/23/2027
b
904,134
1,000,000 4.510%,  10/18/2027
b
996,268
1,100,000 5.200%,  8/1/2028 1,109,124
750,000 4.950%,  2/1/2029 751,550
Santander Holdings USA, Inc.
350,000 3.450%,  6/2/2025 347,868
750,000 2.490%,  1/6/2028
b
711,279
Santander UK Group Holdings plc
925,000 1.532%,  8/21/2026
b
903,839
Simon Property Group, LP
500,000 3.300%,  1/15/2026 493,542
Societe Generale SA
1,400,000 1.488%,  12/14/2026
a,b
1,351,083
850,000 5.250%,  2/19/2027
a
850,421
Standard Chartered plc
1,000,000 2.608%,  1/12/2028
a,b
952,258
750,000 5.688%,  5/14/2028
a,b
759,600
State Street Corporation
1,000,000 5.751%,  11/4/2026
b
1,007,942
1,150,000 4.330%,  10/22/2027 1,142,893
1,300,000 5.684%,  11/21/2029
b
1,336,196
Sumitomo Mitsui Financial Group,
Inc.
750,000 0.948%,  1/12/2026 722,278
1,200,000 2.174%,  1/14/2027 1,140,431
1,100,000 5.716%,  9/14/2028 1,126,624
Sumitomo Mitsui Trust Bank, Ltd.
1,100,000 5.650%,  9/14/2026
a
1,115,925

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.2% Value
Financials  32.0% - continued
Synchrony Financial
$ 1,920,000 4.500%,  7/23/2025 $ 1,912,289
500,000 5.935%,  8/2/2030
b,f
504,590
Synovus Bank
1,845,000 5.625%,  2/15/2028 1,848,294
Toronto-Dominion Bank
1,135,000 5.264%,  12/11/2026 1,147,023
Truist Financial Corporation
675,000 4.950%,  9/1/2025
b,g
669,016
650,000 4.260%,  7/28/2026
b
647,474
1,100,000 1.267%,  3/2/2027
b
1,054,932
U.S. Bancorp
750,000 5.727%,  10/21/2026
b
755,044
1,000,000 6.787%,  10/26/2027
b
1,033,832
500,000 4.548%,  7/22/2028
b
495,909
550,000 5.384%,  1/23/2030
b
554,543
1,000,000 5.100%,  7/23/2030
b
998,765
UBS Group AG
3,350,000 1.305%,  2/2/2027
a,b
3,219,102
1,100,000 6.327%,  12/22/2027
a,b
1,128,649
875,000 6.850%,  9/10/2029
a,b,g
865,442
1,300,000 5.428%,  2/8/2030
a,b
1,308,359
USB Realty Corporation
95,000
6.065%,  (TSFR3M +
1.409%), 1/15/2027
a,b,g
75,951
Wells Fargo & Company
500,000 3.908%,  4/25/2026
b
498,470
500,000 4.540%,  8/15/2026
b
499,001
850,000 3.526%,  3/24/2028
b
824,439
1,000,000 5.707%,  4/22/2028
b
1,016,449
1,100,000 5.574%,  7/25/2029
b
1,116,825
Wells Fargo Bank NA
525,000 5.254%,  12/11/2026 531,344
Westpac Banking Corporation
940,000 2.894%,  2/4/2030
b
937,968
Westpac New Zealand, Ltd.
1,500,000 5.132%,  2/26/2027
a
1,510,396
1,100,000 4.902%,  2/15/2028
a
1,097,655
Total 231,166,700
Foreign Government  0.5%
NBN Company, Ltd.
1,000,000 1.450%,  5/5/2026
a
956,520
700,000 4.000%,  10/1/2027
a
686,618
Syngenta Finance NV
2,235,000 4.892%,  4/24/2025
a
2,232,533
Total 3,875,671
Mortgage-Backed Securities  0.9%
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,750,000 5.500%,  1/1/2041
e
6,660,553
47,829
6.502%,  (RFUCCT1Y +
1.502%), 1/1/2043
b
48,483
Total 6,709,036
Technology  2.9%
Applied Materials, Inc.
725,000 4.800%,  6/15/2029 727,392
Principal
Amount Long-Term Fixed Income  98.2% Value
Technology  2.9% - continued
Broadcom, Inc.
$ 1,000,000 4.150%,  2/15/2028 $ 983,184
1,350,000 5.050%,  7/12/2029 1,355,130
Fiserv, Inc.
1,100,000 5.150%,  3/15/2027 1,108,979
1,100,000 5.450%,  3/2/2028 1,117,341
Global Payments, Inc.
875,000 2.650%,  2/15/2025 872,262
Hewlett Packard Enterprise
Company
350,000 4.450%,  9/25/2026 348,229
Jabil, Inc.
1,000,000 4.250%,  5/15/2027 986,149
Microchip Technology, Inc.
350,000 5.050%,  3/15/2029 349,282
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,342,000 2.700%,  5/1/2025 1,332,733
Oracle Corporation
1,055,000 2.500%,  4/1/2025 1,048,923
1,750,000 2.950%,  5/15/2025 1,737,771
1,100,000 4.500%,  5/6/2028 1,089,027
875,000 4.200%,  9/27/2029 845,225
Qorvo, Inc.
2,300,000 4.375%,  10/15/2029 2,157,014
Roper Technologies, Inc.
675,000 1.000%,  9/15/2025 658,538
1,075,000 4.500%,  10/15/2029 1,055,596
Seagate HDD Cayman
1,232,000 4.750%,  1/1/2025 1,232,000
SK Hynix, Inc.
750,000 5.500%,  1/16/2027
a
755,944
VeriSign, Inc.
440,000 5.250%,  4/1/2025 439,902
VMware, LLC
350,000 1.400%,  8/15/2026 331,560
Total 20,532,181
Transportation  1.4%
Air Canada
1,875,000 3.875%,  8/15/2026
a
1,821,769
Delta Air Lines, Inc.
1,000,000 7.000%,  5/1/2025
a
1,004,228
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
716,667 4.500%,  10/20/2025
a
712,164
ERAC USA Finance, LLC
750,000 5.000%,  2/15/2029
a
752,711
Mileage Plus Holdings, LLC
500,000 6.500%,  6/20/2027
a
503,152
Penske Truck Leasing Company,
LP/PTL Finance Corporation
1,000,000 3.950%,  3/10/2025
a
998,098
800,000 1.200%,  11/15/2025
a
774,596
TTX Company
1,500,000 5.500%,  9/25/2026
a
1,516,517
United Airlines, Inc.
1,875,000 4.375%,  4/15/2026
a
1,843,610
Total 9,926,845

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.2% Value
U.S. Government & Agencies  6.7%
U.S. Treasury Notes
$ 3,700,000 3.500%,  9/30/2026 $ 3,653,395
28,980,000 3.500%,  1/31/2028 28,315,690
16,950,000 4.000%,  10/31/2029 16,664,744
Total 48,633,829
Utilities  4.3%
AES Corporation
1,700,000 3.300%,  7/15/2025
a
1,683,655
American Electric Power
Company, Inc.
2,000,000 5.699%,  8/15/2025 2,008,620
1,075,000 1.000%,  11/1/2025 1,041,888
745,000 5.200%,  1/15/2029 750,616
CenterPoint Energy, Inc.
900,000 5.250%,  8/10/2026 907,017
Constellation Energy Generation,
LLC
1,100,000 5.600%,  3/1/2028 1,121,932
Dominion Energy, Inc.
1,650,000 1.450%,  4/15/2026 1,582,592
DTE Energy Company
900,000 4.950%,  7/1/2027 903,375
950,000 5.100%,  3/1/2029 952,190
Duke Energy Corporation
415,000 0.900%,  9/15/2025 403,760
1,350,000 5.000%,  12/8/2025 1,353,438
Enel Finance International NV
1,000,000 6.800%,  10/14/2025
a
1,016,028
Eversource Energy
1,100,000 5.450%,  3/1/2028 1,114,330
Exelon Corporation
725,000 5.150%,  3/15/2028 729,223
Georgia Power Company
1,100,000 4.650%,  5/16/2028 1,095,362
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,492,281
National Rural Utilities Cooperative
Finance Corporation
1,100,000 5.100%,  5/6/2027 1,108,825
1,100,000 4.800%,  3/15/2028 1,101,920
862,000
7.761%,  (TSFR3M +
3.172%), 4/30/2043
b
863,772
NextEra Energy Capital Holdings,
Inc.
1,000,000 5.749%,  9/1/2025 1,006,096
NiSource, Inc.
920,000 0.950%,  8/15/2025 897,323
Pacific Gas and Electric Company
1,100,000 5.550%,  5/15/2029 1,117,939
Sempra
1,750,000 3.300%,  4/1/2025 1,742,826
Southern California Edison
Company
400,000 4.875%,  2/1/2027 401,236
Southern Company
900,000 4.000%,  1/15/2051
b
881,949
750,000 3.750%,  9/15/2051
b
718,214
Vistra Operations Company, LLC
2,000,000 5.125%,  5/13/2025
a
1,997,772
Principal
Amount Long-Term Fixed Income  98.2% Value
Utilities  4.3% - continued
$ 600,000 5.050%,  12/30/2026
a
$ 600,527
WEC Energy Group, Inc.
460,000 5.600%,  9/12/2026 465,932
Total 31,060,638
Total Long-Term Fixed Income
(cost $713,440,179) 708,399,672
Shares
Collateral Held for Securities
Loaned 0.7% Value
5,061,372 Thrivent Cash Management Trust 5,061,372
Total Collateral Held for
Securities Loaned
(cost $5,061,372) 5,061,372
Shares Preferred Stock 0.3% Value
Financials  0.3%
66,000 Citigroup Capital XIII, 11.961%
b
1,978,020
Total 1,978,020
Total Preferred Stock
(cost $1,821,600) 1,978,020
Shares or
Principal
Amount Short-Term Investments 1.9% Value
Federal Farm Credit Bank
Discount Notes
3,000,000 4.220%, 1/22/2025
i
2,992,282
Federal Home Loan Bank Discount
Notes
1,168,000 3.980%, 1/2/2025
i
1,167,727
2,500,000 4.250%, 1/22/2025
i
2,493,568
U.S. Treasury Bills
7,120,000 4.105%, 1/9/2025
i
7,114,172
Total Short-Term Investments
(cost $13,767,793) 13,767,749
Total Investments (cost
$734,090,944) 101.1% $729,206,813
Other Assets and Liabilities, Net
(1.1%) (7,731,767)
Total Net Assets 100.0% $721,475,046
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2024, the value of these investments was $292,298,609 or
40.5% of total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2024.

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Limited Maturity Bond Portfolio as of December 31, 2024
was $99,000 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of December 31, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 990,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of December 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 4,896,670
Total lending $4,896,670
Gross amount payable upon return of
collateral for securities loaned $5,061,372
Net amounts due to counterparty $164,702
Definitions:
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 4,712,495
Gross unrealized depreciation (10,163,512)
Net unrealized appreciation (depreciation) $ (5,451,017)
Cost for federal income tax purposes $ 734,657,830

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 117,410,861 – 117,410,861 –
Basic Materials 10,084,508 – 10,084,508 –
Capital Goods 17,793,095 – 17,793,095 –
Collateralized Mortgage Obligations 69,345,130 – 69,345,130 –
Commercial Mortgage-Backed Securities 4,116,394 – 4,116,394 –
Communications Services 22,392,114 – 22,392,114 –
Consumer Cyclical 41,286,048 – 41,286,048 –
Consumer Non-Cyclical 38,250,293 – 38,250,293 –
Energy 35,816,329 – 35,816,329 –
Financials 231,166,700 – 231,166,700 –
Foreign Government 3,875,671 – 3,875,671 –
Mortgage-Backed Securities 6,709,036 – 6,709,036 –
Technology 20,532,181 – 20,532,181 –
Transportation 9,926,845 – 9,926,845 –
U.S. Government & Agencies 48,633,829 – 48,633,829 –
Utilities 31,060,638 – 31,060,638 –
Preferred Stock
Financials 1,978,020 1,978,020 – –
Short-Term Investments 13,767,749 – 13,767,749 –
Subtotal Investments in Securities $724,145,441 $1,978,020 $722,167,421 $–
Other Investments  * Total
Collateral Held for Securities Loaned 5,061,372
Subtotal Other Investments $5,061,372
Total Investments at Value $729,206,813
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending. Thrivent Cash
Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $1,225 $45,645 $41,809 $5,061 5,061 0.7%
Total Collateral Held for Securities Loaned 1,225 5,061 0.7
Total Value $1,225 $5,061
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $ – $40
Total Affiliated Income from Securities Loaned, Net $40
Total Value $– $– $ –

Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.3% Value
Communications Services  3.8%
31,312 Cargurus, Inc.
a
$ 1,144,140
34,233 Pinterest, Inc.
a
992,757
10,845 Trade Desk, Inc.
a
1,274,613
Total 3,411,510
Consumer Discretionary  12.7%
8,878 Champion Homes, Inc.
a
782,152
18,526 Chipotle Mexican Grill, Inc.
a
1,117,118
6,466 Deckers Outdoor Corporation
a
1,313,180
7,124 DoorDash, Inc.
a
1,195,051
3,330 Lululemon Athletica, Inc.
a
1,273,425
108 NVR, Inc.
a
883,321
2,925 Pool Corporation 997,249
9,248 Ross Stores, Inc. 1,398,945
12,697 SharkNinja, Inc.
a
1,236,180
12,869 Wyndham Hotels & Resorts, Inc. 1,297,067
Total 11,493,688
Consumer Staples  3.2%
2,482 Casey's General Stores, Inc. 983,443
7,345 e.l.f. Beauty, Inc.
a
922,165
6,315 J & J Snack Foods Corporation 979,646
Total 2,885,254
Energy  2.1%
12,069 Matador Resources Company 679,002
41,831 TechnipFMC plc 1,210,589
Total 1,889,591
Financials  11.9%
2,950 Arthur J. Gallagher & Company 837,358
4,734 Fiserv, Inc.
a
972,458
6,312 Houlihan Lokey, Inc. 1,096,142
5,612 Jack Henry & Associates, Inc. 983,784
2,728 Kinsale Capital Group, Inc. 1,268,875
1,439 MSCI, Inc. 863,414
9,676 Northern Trust Corporation 991,790
8,774 Robinhood Markets, Inc.
a
326,919
21,438 TPG, Inc. 1,347,164
11,337 Tradeweb Markets, Inc. 1,484,240
7,108 Western Alliance Bancorp 593,802
Total 10,765,946
Health Care  13.7%
5,559 Arcellx, Inc.
a
426,320
1,236 Argenx SE ADR
a
760,140
2,862 Ascendis Pharma AS ADR
a
394,012
33,675 Avantor, Inc.
a
709,532
4,836 Cencora, Inc. 1,086,552
16,544 Dexcom, Inc.
a
1,286,627
9,946 Encompass Health Corporation 918,513
9,648 Exact Sciences Corporation
a
542,121
16,907 Globus Medical, Inc.
a
1,398,378
7,105 HealthEquity, Inc.
a
681,725
2,573 IDEXX Laboratories, Inc.
a
1,063,781
6,992 Repligen Corporation
a
1,006,428
4,629 Sarepta Therapeutics, Inc.
a
562,840
2,235 STERIS plc 459,427
5,199 Veeva Systems, Inc.
a
1,093,090
Total 12,389,486
Shares Common Stock  97.3% Value
Industrials  18.8%
7,257 Advanced Drainage Systems, Inc. $ 838,909
9,623 BWX Technologies, Inc. 1,071,906
5,187 Clean Harbors, Inc.
a
1,193,736
2,555 EMCOR Group, Inc. 1,159,714
31,669 ExlService Holdings, Inc.
a
1,405,470
15,428 Fastenal Company 1,109,427
15,510 Howmet Aerospace, Inc. 1,696,329
16,097 nVent Electric plc 1,097,172
6,679 Old Dominion Freight Line, Inc. 1,178,176
6,671 Regal Rexnord Corporation 1,034,872
3,116 Rockwell Automation, Inc. 890,522
1,750 Saia, Inc.
a
797,528
12,438 TransUnion 1,153,127
7,743 Waste Connections, Inc. 1,328,544
2,070 Watsco, Inc. 980,952
Total 16,936,384
Information Technology  25.9%
18,244 Amphenol Corporation 1,267,046
12,134 Arista Networks, Inc.
a
1,341,171
3,087 CrowdStrike Holdings, Inc.
a
1,056,248
3,267 CyberArk Software, Ltd.
a
1,088,401
21,457 Dynatrace Holdings, LLC
a
1,166,188
593 Fair Isaac Corporation
a
1,180,621
2,446 Gartner, Inc.
a
1,185,014
17,611 Gitlab, Inc.
a
992,380
4,799 Globant SA
a
1,029,002
6,654 Guidewire Software, Inc.
a
1,121,731
2,372 HubSpot, Inc.
a
1,652,738
24,618 JFrog, Ltd.
a
724,015
16,923 Lattice Semiconductor
Corporation
a
958,688
10,640 Marvell Technology, Inc. 1,175,188
4,722 MongoDB, Inc.
a
1,099,329
2,562 Monolithic Power Systems, Inc. 1,515,935
4,303 Onto Innovation, Inc.
a
717,181
7,908 PTC, Inc.
a
1,454,044
18,319 Trimble, Inc.
a
1,294,421
2,345 Tyler Technologies, Inc.
a
1,352,221
Total 23,371,562
Materials  2.0%
1,873 Martin Marietta Materials, Inc. 967,404
7,065 RPM International, Inc. 869,419
Total 1,836,823
Real Estate  2.1%
6,945 CBRE Group, Inc.
a
911,809
13,438 CoStar Group, Inc.
a
962,027
Total 1,873,836
Utilities  1.1%
7,313 Vistra Energy Corporation 1,008,243
Total 1,008,243
Total Common Stock
(cost $70,640,563) 87,862,323
Shares
Registered Investment
Companies   0.8% Value
U.S. Unaffiliated   0.8%
3,546 SPDR S&P Biotech ETF
b
319,353

Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies  0.8% Value
U.S. Unaffiliated   0.8%  - continued
1,340 SPDR S&P Oil & Gas Exploration
ETF $ 177,376
3,522 SPDR S&P Regional Banking ETF 212,552
Total 709,281
Total Registered Investment
Companies (cost $741,224) 709,281
Shares
Collateral Held for Securities
Loaned 0 .3% Value
302,775 Thrivent Cash Management Trust 302,775
Total Collateral Held for
Securities Loaned
(cost $302,775) 302,775
Shares Short-Term Investments 1.9% Value
Thrivent Core Short-Term Reserve
Fund
166,145 4.730% 1,661,449
Total Short-Term Investments
(cost $1,661,449) 1,661,449
Total Investments (cost
$73,346,011) 100.3% $90,535,828
Other Assets and Liabilities, Net
(0.3%) (263,722)
Total Net Assets 100.0% $90,272,106
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of December 31, 2024:
Securities Lending Transactions
Common Stock $ 297,198
Total lending $297,198
Gross amount payable upon return of
collateral for securities loaned $302,775
Net amounts due to counterparty $5,577
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 19,100,161
Gross unrealized depreciation (2,487,675)
Net unrealized appreciation (depreciation) $ 16,612,486
Cost for federal income tax purposes $ 73,923,342

Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,411,510 3,411,510 – –
Consumer Discretionary 11,493,688 11,493,688 – –
Consumer Staples 2,885,254 2,885,254 – –
Energy 1,889,591 1,889,591 – –
Financials 10,765,946 10,765,946 – –
Health Care 12,389,486 12,389,486 – –
Industrials 16,936,384 16,936,384 – –
Information Technology 23,371,562 23,371,562 – –
Materials 1,836,823 1,836,823 – –
Real Estate 1,873,836 1,873,836 – –
Utilities 1,008,243 1,008,243 – –
Registered Investment Companies
U.S. Unaffiliated 709,281 709,281 – –
Subtotal Investments in Securities $88,571,604 $88,571,604 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,661,449
Collateral Held for Securities Loaned 302,775
Subtotal Other Investments $1,964,224
Total Investments at Value $90,535,828
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $932 $27,397 $26,668 $1,661 166 1.9%
Total Affiliated Short-Term Investments 932 1,661 1.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 183 17,523 17,403 303 303 0.3
Total Collateral Held for Securities Loaned 183 303 0.3
Total Value $1,115 $1,964
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $– $– $ – $87
Total Income/Non Cash Income from Affiliated
Investments $87
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $– $– $ –

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 99.2% Value
Communications Services  1.4%
52,147 Frontier Communications Parent,
Inc.
a
$ 1,809,501
26,788 Iridium Communications, Inc. 777,388
38,394 New York Times Company 1,998,408
6,861 Nexstar Media Group, Inc. 1,083,832
15,657 TKO Group Holdings, Inc.
a
2,225,016
33,319 Warner Music Group Corporation 1,032,889
63,826 ZoomInfo Technologies, Inc.
a
670,811
Total 9,597,845
Consumer Discretionary  14.1%
12,019 Abercrombie & Fitch Company
a
1,796,480
61,988 Aramark 2,312,772
17,047 Autoliv, Inc. 1,598,838
6,157 AutoNation, Inc.
a
1,045,705
15,598 Boyd Gaming Corporation 1,131,479
15,525 Brunswick Corporation 1,004,157
14,819 Burlington Stores, Inc.
a
4,224,304
27,740 Capri Holdings, Ltd.
a
584,204
38,782 Chewy, Inc.
a
1,298,809
5,257 Choice Hotels International, Inc.
b
746,389
17,293 Churchill Downs, Inc. 2,309,307
7,536 Columbia Sportswear Company 632,496
13,713 Crocs, Inc.
a
1,501,985
13,610 Dick's Sporting Goods, Inc. 3,114,512
8,917 Duolingo, Inc.
a
2,891,159
12,942 Five Below, Inc.
a
1,358,392
25,231 Floor & Decor Holdings, Inc.
a
2,515,531
95,605 GameStop Corporation
a,b
2,996,261
52,242 Gap, Inc.
b
1,234,478
53,513 Gentex Corporation 1,537,428
67,040 Goodyear Tire & Rubber
Company
a
603,360
793 Graham Holdings Company 691,433
6,763 Grand Canyon Education, Inc.
a
1,107,779
32,246 H&R Block, Inc. 1,703,879
26,963 Harley-Davidson, Inc. 812,395
14,600 Hilton Grand Vacations, Inc.
a
568,670
9,951 Hyatt Hotels Corporation 1,562,108
16,573 KB Home 1,089,178
12,786 Lear Corporation 1,210,834
20,778 Light & Wonder, Inc.
a
1,794,804
6,268 Lithia Motors, Inc. 2,240,371
65,264 Macy's, Inc. 1,104,919
7,557 Marriott Vacations Worldwide
Corporation 678,619
79,270 Mattel, Inc.
a
1,405,457
4,336 Murphy USA, Inc. 2,175,588
22,796 Nordstrom, Inc. 550,523
14,435 Ollie's Bargain Outlet Holdings,
Inc.
a
1,583,953
4,399 Penske Automotive Group, Inc. 670,584
19,807 Planet Fitness, Inc.
a
1,958,318
12,335 Polaris, Inc. 710,743
13,133 PVH Corporation 1,388,815
3,523 RH
a
1,386,618
34,030 Service Corporation International/
US 2,716,275
30,963 Skechers USA, Inc.
a
2,081,952
24,348 Taylor Morrison Home Corporation
a
1,490,341
40,858 Tempur Sealy International, Inc. 2,316,240
15,697 Texas Roadhouse, Inc. 2,832,210
12,495 Thor Industries, Inc. 1,195,896
23,758 Toll Brothers, Inc. 2,992,320
6,899 TopBuild Corporation
a
2,147,935
Shares Common Stock  99.2% Value
Consumer Discretionary  14.1% - continued
16,095 Travel + Leisure Company $ 811,993
44,429 Under Armour, Inc., Class A
a
367,872
30,506 Under Armour, Inc., Class C
a
227,575
8,815 Vail Resorts, Inc. 1,652,372
30,321 Valvoline, Inc.
a
1,097,014
6,499 Visteon Corporation
a
576,591
40,289 Wendy's Company 656,711
12,974 Whirlpool Corporation 1,485,263
29,727 Williams-Sonoma, Inc. 5,504,846
6,873 Wingstop, Inc. 1,953,307
18,303 Wyndham Hotels & Resorts, Inc. 1,844,759
19,959 YETI Holdings, Inc.
a
768,621
Total 97,553,727
Consumer Staples  4.5%
30,410 BellRing Brands, Inc.
a
2,291,089
31,197 BJ's Wholesale Club Holdings,
Inc.
a
2,787,452
2,025 Boston Beer Company, Inc.
a
607,460
8,733 Casey's General Stores, Inc. 3,460,277
37,052 Celsius Holdings, Inc.
a
975,950
1,387 Coca-Cola Consolidated, Inc. 1,747,606
85,966 Coty, Inc.
a
598,323
37,423 Darling Ingredients, Inc.
a
1,260,781
13,254 e.l.f. Beauty, Inc.
a
1,664,040
46,084 Flowers Foods, Inc. 952,095
15,331 Ingredion, Inc. 2,108,932
4,540 Lancaster Colony Corporation 786,056
36,660 Performance Food Group
Company
a
3,099,603
9,485 Pilgrim's Pride Corporation
a
430,524
11,140 Post Holdings, Inc.
a
1,275,084
23,527 Sprouts Farmers Markets, Inc.
a
2,989,576
54,809 US Foods Holding Corporation
a
3,697,415
Total 30,732,263
Energy  4.6%
79,277 Antero Midstream Corporation 1,196,290
68,822 Antero Resources Corporation
a
2,412,211
44,823 ChampionX Corporation 1,218,737
14,383 Chord Energy Corporation 1,681,660
20,892 Civitas Resources, Inc. 958,316
35,122 CNX Resources Corporation
a
1,287,924
22,860 DT Midstream, Inc. 2,272,970
49,469 Expand Energy Corporation 4,924,639
37,630 HF Sinclair Corporation 1,318,931
27,303 Matador Resources Company 1,536,067
32,257 Murphy Oil Corporation 976,097
91,549 NOV, Inc. 1,336,615
61,253 Ovintiv, Inc. 2,480,747
23,025 PBF Energy, Inc. 611,314
149,737 Permian Resources Corporation 2,153,218
56,779 Range Resources Corporation 2,042,908
15,395 Valaris, Ltd.
a
681,075
24,230 Viper Energy, Inc. 1,188,966
17,095 Weatherford International plc 1,224,515
Total 31,503,200
Financials  17.9%
7,112 Affiliated Managers Group, Inc. 1,315,151
64,528 Ally Financial, Inc. 2,323,653
16,984 American Financial Group, Inc. 2,325,619
131,893 Annaly Capital Management, Inc. 2,413,642
37,863 Associated Banc-Corp 904,926

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.2% Value
Financials  17.9% - continued
24,825 Bank OZK $ 1,105,457
13,966 Brighthouse Financial, Inc.
a
670,927
43,051 Cadence Bank 1,483,107
49,654 Carlyle Group, Inc. 2,507,030
24,284 CNO Financial Group, Inc. 903,608
49,301 Columbia Banking System, Inc. 1,331,620
30,944 Comerica, Inc. 1,913,886
28,829 Commerce Bancshares, Inc. 1,796,335
15,090 Cullen/Frost Bankers, Inc. 2,025,832
32,619 East West Bancorp, Inc. 3,123,595
73,726 Equitable Holdings, Inc. 3,477,655
24,991 Essent Group, Ltd. 1,360,510
9,717 Euronet Worldwide, Inc.
a
999,296
8,330 Evercore, Inc. 2,308,993
84,608 F.N.B. Corporation 1,250,506
18,334 Federated Hermes, Inc. 753,711
61,166 Fidelity National Financial, Inc. 3,433,859
24,236 First American Financial
Corporation 1,513,296
30,263 First Financial Bankshares, Inc. 1,090,981
124,738 First Horizon Corporation 2,512,223
9,161 FirstCash Holdings, Inc. 949,080
71,302 Flagstar Financial, Inc.
b
665,248
26,682 Glacier Bancorp, Inc. 1,339,970
9,828 Hamilton Lane, Inc. 1,455,035
20,249 Hancock Whitney Corporation 1,108,025
8,478 Hanover Insurance Group, Inc. 1,311,207
43,502 Home BancShares, Inc. 1,231,107
12,608 Houlihan Lokey, Inc. 2,189,505
25,619 Interactive Brokers Group, Inc. 4,526,109
12,587 International Bancshares
Corporation 794,995
29,928 Janus Henderson Group plc 1,272,838
38,199 Jefferies Financial Group, Inc. 2,994,802
14,165 Kemper Corporation 941,123
5,206 Kinsale Capital Group, Inc. 2,421,467
59,615 MGIC Investment Corporation 1,413,472
6,357 Morningstar, Inc. 2,140,783
75,052 Old National Bancorp 1,629,004
54,887 Old Republic International
Corporation 1,986,361
18,008 Pinnacle Financial Partners, Inc. 2,059,935
7,852 Primerica, Inc. 2,131,190
22,415 Prosperity Bancshares, Inc. 1,688,970
15,497 Reinsurance Group of America,
Inc. 3,310,624
12,221 RenaissanceRe Holdings, Ltd. 3,040,707
9,811 RLI Corporation 1,617,147
25,034 Ryan Specialty Holdings, Inc. 1,606,181
23,052 SEI Investments Company 1,901,329
14,304 Selective Insurance Group, Inc. 1,337,710
16,156 Shift4 Payments, Inc.
a
1,676,670
49,960 SLM Corporation 1,377,897
17,951 SouthState Corporation 1,785,765
75,365 Starwood Property Trust, Inc. 1,428,167
24,083 Stifel Financial Corporation 2,554,725
33,333 Synovus Financial Corporation 1,707,650
10,873 Texas Capital Bancshares, Inc.
a
850,269
10,448 UMB Financial Corporation 1,179,161
31,742 United Bankshares, Inc. 1,191,912
39,530 Unum Group 2,886,876
111,713 Valley National Bancorp 1,012,120
22,639 Voya Financial, Inc. 1,558,242
40,332 Webster Financial Corporation 2,227,133
25,663 Western Alliance Bancorp 2,143,887
Shares Common Stock  99.2% Value
Financials  17.9% - continued
79,482 Western Union Company $ 842,509
9,361 WEX, Inc.
a
1,641,170
15,645 Wintrust Financial Corporation 1,951,088
34,755 Zions Bancorp NA 1,885,459
Total 123,810,042
Health Care  9.3%
21,855 Acadia Healthcare Company, Inc.
a
866,551
7,706 Amedisys, Inc.
a
699,628
29,251 Arrowhead Research Corporation
a
549,919
160,144 Avantor, Inc.
a
3,374,234
44,843 BioMarin Pharmaceutical, Inc.
a
2,947,530
4,530 Bio-Rad Laboratories, Inc.
a
1,488,150
26,039 Bruker Corporation 1,526,406
3,525 Chemed Corporation 1,867,545
27,768 Cytokinetics, Inc.
a
1,306,207
46,772 Dentsply Sirona, Inc. 887,733
30,150 Doximity, Inc.
a
1,609,709
23,706 Encompass Health Corporation 2,189,249
13,147 Enovis Corporation
a
576,890
13,389 Ensign Group, Inc. 1,778,863
40,493 Envista Holdings Corporation
a
781,110
67,195 Exelixis, Inc.
a
2,237,594
26,762 Globus Medical, Inc.
a
2,213,485
11,817 Haemonetics Corporation
a
922,671
29,936 Halozyme Therapeutics, Inc.
a
1,431,240
20,547 HealthEquity, Inc.
a
1,971,485
37,318 Illumina, Inc.
a
4,986,804
14,225 Jazz Pharmaceuticals, Inc.
a
1,751,809
16,359 Lantheus Holdings, Inc.
a
1,463,476
12,777 LivaNova plc
a
591,703
10,456 Masimo Corporation
a
1,728,377
5,997 Medpace Holdings, Inc.
a
1,992,383
46,399 Neogen Corporation
a
563,284
23,823 Neurocrine Biosciences, Inc.
a
3,251,840
40,042 Option Care Health, Inc.
a
928,974
9,030 Penumbra, Inc.
a
2,144,444
32,101 Perrigo Company plc 825,317
12,255 Repligen Corporation
a
1,763,985
101,056 Roivant Sciences, Ltd.
a
1,195,492
22,475 Sarepta Therapeutics, Inc.
a
2,732,735
35,988 Sotera Health Company
a
492,316
22,376 Tenet Healthcare Corporation
a
2,824,522
10,505 United Therapeutics Corporation
a
3,706,584
Total 64,170,244
Industrials  21.2%
15,873 AAON, Inc. 1,867,935
7,191 Acuity Brands, Inc. 2,100,707
16,602 Advanced Drainage Systems, Inc. 1,919,191
31,545 AECOM 3,369,637
14,578 AGCO Corporation 1,362,751
154,619 American Airlines Group, Inc.
a
2,695,009
9,046 Applied Industrial Technologies,
Inc. 2,166,246
3,969 Avis Budget Group, Inc.
a
319,941
10,269 Brink's Company 952,655
21,516 BWX Technologies, Inc. 2,396,667
5,272 CACI International, Inc.
a
2,130,204
10,636 Carlisle Companies, Inc. 3,922,982
9,894 Chart Industries, Inc.
a
1,888,171
11,921 Clean Harbors, Inc.
a
2,743,499
205,714 CNH Industrial NV 2,330,740
8,348 Comfort Systems USA, Inc. 3,540,053

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.2% Value
Industrials  21.2% - continued
10,981 Concentrix Corporation $ 475,148
45,329 Core & Main, Inc.
a
2,307,699
11,446 Crane Company 1,736,930
8,929 Curtiss-Wright Corporation 3,168,634
28,176 Donaldson Company, Inc. 1,897,654
10,824 EMCOR Group, Inc. 4,913,014
9,369 EnerSys 865,977
13,370 ESAB Corporation 1,603,598
37,854 ExlService Holdings, Inc.
a
1,679,961
11,944 Exponent, Inc. 1,064,210
30,912 Flowserve Corporation 1,778,058
40,357 Fluor Corporation
a
1,990,407
29,230 Fortune Brands Innovations, Inc. 1,997,286
8,312 FTI Consulting, Inc.
a
1,588,673
8,362 GATX Corporation 1,295,776
38,177 Genpact, Ltd. 1,639,702
39,729 Graco, Inc. 3,348,757
28,114 GXO Logistics, Inc.
a
1,222,959
19,059 Hexcel Corporation 1,194,999
8,356 Insperity, Inc. 647,674
19,176 ITT Corporation 2,739,867
31,351 KBR, Inc. 1,816,163
13,506 Kirby Corporation
a
1,428,935
38,092 Knight-Swift Transportation
Holdings, Inc. 2,020,400
8,313 Landstar System, Inc. 1,428,672
13,277 Lincoln Electric Holdings, Inc. 2,489,039
11,044 ManpowerGroup, Inc. 637,460
14,486 MasTec, Inc.
a
1,972,124
14,159 Maximus, Inc. 1,056,969
12,657 Middleby Corporation
a
1,714,391
9,249 MSA Safety, Inc. 1,533,207
10,523 MSC Industrial Direct Company,
Inc. 785,963
26,761 Mueller Industries, Inc. 2,123,753
33,798 NEXTracker, Inc.
a
1,234,641
38,780 nVent Electric plc 2,643,245
15,309 Oshkosh Corporation 1,455,427
20,184 Owens Corning, Inc. 3,437,739
10,994 Parsons Corporation
a
1,014,196
10,231 Paylocity Holding Corporation
a
2,040,778
43,392 RB Global, Inc. 3,914,392
7,350 RBC Bearings, Inc.
a
2,198,679
15,583 Regal Rexnord Corporation 2,417,391
9,951 Ryder System, Inc. 1,560,914
6,258 Saia, Inc.
a
2,851,958
11,652 Science Applications International
Corporation 1,302,461
35,192 Sensata Technologies Holding plc 964,261
9,921 Simpson Manufacturing Company,
Inc. 1,645,199
15,718 Terex Corporation 726,486
62,992 Tetra Tech, Inc. 2,509,601
15,013 Timken Company 1,071,478
24,145 Toro Company 1,934,014
25,210 Trex Company, Inc.
a
1,740,246
14,288 UFP Industries, Inc. 1,609,543
4,714 Valmont Industries, Inc. 1,445,642
8,195 Watsco, Inc. 3,883,529
6,442 Watts Water Technologies, Inc. 1,309,659
10,492 WESCO International, Inc. 1,898,632
14,037 Woodward, Inc. 2,336,037
27,389 XPO, Inc.
a
3,592,067
Total 146,608,662
Shares Common Stock  99.2% Value
Information Technology  10.5%
30,736 Allegro MicroSystems, Inc.
a
$ 671,889
14,065 Altair Engineering, Inc.
a
1,534,632
26,694 Amkor Technology, Inc. 685,769
5,431 Appfolio, Inc.
a
1,339,936
12,374 Arrow Electronics, Inc.
a
1,399,747
10,400 ASGN, Inc.
a
866,736
6,251 Aspen Technology, Inc.
a
1,560,437
20,457 Avnet, Inc. 1,070,310
9,491 Belden, Inc. 1,068,782
22,404 BILL Holdings, Inc.
a
1,897,843
9,223 Blackbaud, Inc.
a
681,764
33,983 Ciena Corporation
a
2,882,098
12,503 Cirrus Logic, Inc.
a
1,245,049
40,356 Cognex Corporation 1,447,166
36,391 Coherent Corporation
a
3,447,319
10,288 CommVault Systems, Inc.
a
1,552,562
11,570 Crane NXT Company 673,605
47,758 DocuSign, Inc.
a
4,295,355
14,042 Dolby Laboratories, Inc. 1,096,680
52,374 Dropbox, Inc.
a
1,573,315
70,231 Dynatrace Holdings, LLC
a
3,817,055
8,534 Fabrinet
a
1,876,456
91,243 Flex, Ltd.
a
3,502,819
6,309 IPG Photonics Corporation
a
458,791
54,652 Kyndryl Holdings, Inc.
a
1,890,959
32,464 Lattice Semiconductor
Corporation
a
1,839,086
5,839 Littelfuse, Inc. 1,375,960
16,165 Lumentum Holdings, Inc.
a
1,357,052
13,628 MACOM Technology Solutions
Holdings, Inc.
a
1,770,413
14,371 Manhattan Associates, Inc.
a
3,883,619
15,835 MKS Instruments, Inc. 1,653,016
8,452 Novanta, Inc.
a
1,291,212
11,621 Onto Innovation, Inc.
a
1,936,872
13,380 Power Integrations, Inc. 825,546
73,249 Pure Storage, Inc.
a
4,499,686
8,609 Qualys, Inc.
a
1,207,154
25,076 Rambus, Inc.
a
1,325,517
7,635 Silicon Laboratories, Inc.
a
948,420
9,425 Synaptics, Inc.
a
719,316
17,818 TD SYNNEX Corporation 2,089,695
22,518 Teradata Corporation
a
701,436
10,386 Universal Display Corporation 1,518,433
35,341 Vontier Corporation 1,288,886
Total 72,768,393
Materials  6.3%
60,789 Alcoa Corporation 2,296,608
15,657 AptarGroup, Inc. 2,459,715
253,089 Arcadium Lithium plc
a
1,298,347
11,490 Ashland, Inc. 821,075
21,497 Avient Corporation 878,367
51,309 Axalta Coating Systems, Ltd.
a
1,755,794
26,965 Berry Plastics Group, Inc. 1,743,827
12,900 Cabot Corporation 1,177,899
11,728 Carpenter Technology Corporation 1,990,359
35,155 Chemours Company 594,120
113,897 Cleveland-Cliffs, Inc.
a
1,070,632
26,802 Commercial Metals Company 1,329,379
27,809 Crown Holdings, Inc. 2,299,526
7,892 Eagle Materials, Inc. 1,947,430
70,621 Graphic Packaging Holding
Company 1,918,066
6,082 Greif, Inc. 371,732

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.2% Value
Materials  6.3% - continued
13,321 Knife River Corporation
a
$ 1,353,947
14,709 Louisiana-Pacific Corporation 1,523,117
1,806 NewMarket Corporation 954,200
27,434 Olin Corporation 927,269
12,734 Reliance, Inc. 3,428,757
15,472 Royal Gold, Inc. 2,039,983
30,283 RPM International, Inc. 3,726,626
10,027 Scotts Miracle-Gro Company 665,191
19,097 Silgan Holdings, Inc. 993,999
23,120 Sonoco Products Company 1,129,412
52,981 United States Steel Corporation 1,800,824
7,874 Westlake Corporation 902,754
Total 43,398,955
Real Estate  6.8%
24,306 Agree Realty Corporation 1,712,358
74,642 American Homes 4 Rent 2,793,104
71,073 Brixmor Property Group, Inc. 1,978,672
26,462 COPT Defense Properties 818,999
39,365 Cousins Properties, Inc. 1,206,144
53,212 CubeSmart 2,280,134
11,629 EastGroup Properties, Inc. 1,866,338
17,819 EPR Properties 789,025
44,953 Equity Lifestyle Properties, Inc. 2,993,870
31,141 First Industrial Realty Trust, Inc. 1,561,098
64,563 Gaming and Leisure Properties,
Inc. 3,109,354
83,385 Healthcare Realty Trust, Inc. 1,413,376
52,877 Independence Realty Trust, Inc. 1,049,080
11,164 Jones Lang LaSalle, Inc.
a
2,826,055
24,998 Kilroy Realty Corporation 1,011,169
51,686 Kite Realty Group Trust 1,304,555
20,691 Lamar Advertising Company 2,518,922
16,505 National Storage Affiliates Trust 625,705
44,124 NNN REIT, Inc. 1,802,465
63,517 Omega Healthcare Investors, Inc. 2,404,119
48,566 Park Hotels & Resorts, Inc. 683,324
16,865 PotlatchDeltic Corporation 661,951
31,553 Rayonier, Inc. REIT 823,533
52,232 Rexford Industrial Realty, Inc. 2,019,289
55,667 Sabra Health Care REIT, Inc. 964,152
42,873 STAG Industrial, Inc. 1,449,965
39,027 Vornado Realty Trust 1,640,695
51,494 WP Carey, Inc. 2,805,393
Total 47,112,844
Utilities  2.6%
13,604 ALLETE, Inc. 881,539
16,841 Black Hills Corporation 985,535
59,445 Essential Utilities, Inc. 2,159,042
12,534 IDACORP, Inc. 1,369,716
21,496 National Fuel Gas Company 1,304,377
23,334 New Jersey Resources
Corporation 1,088,531
14,427 Northwestern Energy Group, Inc. 771,267
47,282 OGE Energy Corporation 1,950,383
13,331 ONE Gas, Inc. 923,172
13,518 Ormat Technologies, Inc. 915,439
24,813 Portland General Electric
Company 1,082,343
14,180 Southwest Gas Holdings, Inc. 1,002,668
13,588 Spire, Inc. 921,674
21,223 TXNM Energy, Inc. 1,043,535
Shares Common Stock  99.2% Value
Utilities  2.6% - continued
50,515 UGI Corporation $ 1,426,039
Total 17,825,260
Total Common Stock
(cost $462,842,985) 685,081,435
Shares
Collateral Held for Securities
Loaned 0.7% Value
4,507,724 Thrivent Cash Management Trust 4,507,724
Total Collateral Held for
Securities Loaned
(cost $4,507,724) 4,507,724
Shares or
Principal
Amount Short-Term Investments 0.7% Value
Federal Home Loan Bank Discount
Notes
400,000 4.410%, 2/19/2025
c,d
397,656
Thrivent Core Short-Term Reserve
Fund
429,826 4.730% 4,298,255
Total Short-Term Investments
(cost $4,695,854) 4,695,911
Total Investments (cost
$472,046,563) 100.6% $694,285,070
Other Assets and Liabilities, Net
(0.6%) (3,809,674)
Total Net Assets 100.0% $690,475,396
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of December 31, 2024:
Securities Lending Transactions
Common Stock $ 4,354,962
Total lending $4,354,962
Gross amount payable upon return of
collateral for securities loaned $4,507,724
Net amounts due to counterparty $152,762
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 249,049,741
Gross unrealized depreciation (29,207,087)
Net unrealized appreciation (depreciation) $ 219,842,654
Cost for federal income tax purposes $ 474,211,436
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 9,597,845 9,597,845 – –
Consumer Discretionary 97,553,727 97,553,727 – –
Consumer Staples 30,732,263 30,732,263 – –
Energy 31,503,200 31,503,200 – –
Financials 123,810,042 123,810,042 – –
Health Care 64,170,244 64,170,244 – –
Industrials 146,608,662 146,608,662 – –
Information Technology 72,768,393 72,768,393 – –
Materials 43,398,955 43,398,955 – –
Real Estate 47,112,844 47,112,844 – –
Utilities 17,825,260 17,825,260 – –
Short-Term Investments 397,656 – 397,656 –
Subtotal Investments in Securities $685,479,091 $685,081,435 $397,656 $–
Other Investments  * Total
Affiliated Short-Term Investments 4,298,255
Collateral Held for Securities Loaned 4,507,724
Subtotal Other Investments $8,805,979
Total Investments at Value $694,285,070
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Mid Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 230,980 230,980 – –
Total Liability Derivatives $230,980 $230,980 $– $–

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Mid Cap Index Portfolio's futures contracts held as of December 31, 2024. Investments and/or cash totaling $397,656 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 16 March 2025 $ 5,265,700 ( $ 230,980)
Total Futures Long Contracts $ 5,265,700 ( $ 230,980)
Total Futures Contracts $ 5,265,700 ($230,980)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for Mid Cap Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 230,980
Total Equity Contracts 230,980
Total Liability Derivatives $230,980
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (48,130)
Total Equity Contracts
(48,130)
Total ($48,130)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (469,606)
Total Equity Contracts (469,606)
Total ($469,606)
The following table presents Mid Cap Index Portfolio's average volume of derivative activity during the period ended December 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $5,417,503
Futures - Short (827)

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $4,339 $56,202 $56,243 $4,298 430 0.6%
Total Affiliated Short-Term Investments 4,339 4,298 0.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,129 79,616 78,237 4,508 4,508 0.7
Total Collateral Held for Securities Loaned 3,129 4,508 0.7
Total Value $7,468 $8,806
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $– $– $ – $242
Total Income/Non Cash Income from Affiliated
Investments $242
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 24
Total Affiliated Income from Securities Loaned, Net $24
Total Value $– $– $ –

Mid Cap Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 96.2% Value
Consumer Discretionary  11.7%
479,268 Champion Homes, Inc.
a
$ 42,223,511
188,976 Crocs, Inc.
a
20,698,541
142,909 Deckers Outdoor Corporation
a
29,023,389
243,256 Garmin, Ltd. 50,173,983
124,203 Lululemon Athletica, Inc.
a
47,496,469
8,199 NVR, Inc.
a
67,058,801
Total 256,674,694
Consumer Staples  4.1%
376,767 BJ's Wholesale Club Holdings,
Inc.
a
33,664,131
74,311 Casey's General Stores, Inc. 29,444,247
466,674 Tyson Foods, Inc. 26,805,755
Total 89,914,133
Energy  4.7%
1,088,113 Devon Energy Corporation 35,613,938
676,687 Expand Energy Corporation 67,364,191
Total 102,978,129
Financials  16.0%
1,001,349 Ally Financial, Inc. 36,058,577
74,106 Ameriprise Financial, Inc. 39,456,258
483,945 Arch Capital Group, Ltd. 44,692,321
117,504 Kinsale Capital Group, Inc. 54,654,636
382,135 Northern Trust Corporation 39,168,837
891,495 Radian Group, Inc. 28,278,221
269,537 Tradeweb Markets, Inc. 35,287,784
452,489 Western Alliance Bancorp 37,800,931
648,222 Zions Bancorp NA 35,166,044
Total 350,563,609
Health Care  8.0%
91,419 Align Technology, Inc.
a
19,061,776
371,129 Edwards Lifesciences Corporation
a
27,474,680
114,717 Humana, Inc. 29,104,850
240,081 Neurocrine Biosciences, Inc.
a
32,771,056
184,020 Sarepta Therapeutics, Inc.
a
22,374,992
64,503 United Therapeutics Corporation
a
22,759,239
63,036 Waters Corporation
a
23,385,095
Total 176,931,688
Industrials  21.6%
74,284 Axon Enterprise, Inc.
a
44,148,467
234,904 Expeditors International of
Washington, Inc. 26,020,316
666,857 Fastenal Company 47,953,687
416,009 Howmet Aerospace, Inc. 45,498,904
152,192 Leidos Holdings, Inc. 21,924,779
139,981 Lincoln Electric Holdings, Inc. 26,242,238
203,583 Old Dominion Freight Line, Inc. 35,912,041
155,092 Quanta Services, Inc. 49,016,827
158,288 Rockwell Automation, Inc. 45,237,127
692,274 Southwest Airlines Company 23,274,252
557,972 Timken Company 39,822,462
99,188 United Rentals, Inc. 69,871,995
Total 474,923,095
Information Technology  14.2%
617,183 Ciena Corporation
a
52,343,290
234,178 Datadog, Inc.
a
33,461,694
761,039 DocuSign, Inc.
a
68,447,848
Shares Common Stock  96.2% Value
Information Technology  14.2% - continued
96,120 MongoDB, Inc.
a
$ 22,377,697
311,437 ON Semiconductor Corporation
a
19,636,103
333,951 Qorvo, Inc.
a
23,353,193
1,002,859 Trimble, Inc.
a
70,862,017
507,606 Varonis Systems, Inc.
a
22,552,935
Total 313,034,777
Materials  4.9%
228,323 Albemarle Corporation
b
19,654,044
353,407 Ball Corporation 19,483,328
197,891 Celanese Corporation 13,696,036
476,320 Steel Dynamics, Inc. 54,333,822
Total 107,167,230
Real Estate  4.3%
182,381 Alexandria Real Estate Equities,
Inc. 17,791,267
137,813 Extra Space Storage, Inc. 20,616,825
270,979 SBA Communications Corporation 55,225,520
Total 93,633,612
Utilities  6.7%
707,450 Alliant Energy Corporation 41,838,593
1,221,901 CenterPoint Energy, Inc. 38,770,919
1,241,691 NiSource, Inc. 45,644,561
159,216 Vistra Energy Corporation 21,951,110
Total 148,205,183
Total Common Stock
(cost $1,452,446,884) 2,114,026,150
Shares
Collateral Held for Securities
Loaned 0.8% Value
19,030,780 Thrivent Cash Management Trust 19,030,780
Total Collateral Held for
Securities Loaned
(cost $19,030,780) 19,030,780
Shares Short-Term Investments 3.8% Value
Thrivent Core Short-Term Reserve
Fund
8,295,736 4.730% 82,957,357
Total Short-Term Investments
(cost $82,938,996) 82,957,357
Total Investments (cost
$1,554,416,660) 100.8% $2,216,014,287
Other Assets and Liabilities, Net
(0.8%) (18,217,762)
Total Net Assets 100.0% $2,197,796,525
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of December 31, 2024:
Securities Lending Transactions
Common Stock $ 18,619,104
Total lending $18,619,104
Gross amount payable upon return of
collateral for securities loaned $19,030,780
Net amounts due to counterparty $411,676
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 730,490,527
Gross unrealized depreciation (70,985,682)
Net unrealized appreciation (depreciation) $ 659,504,845
Cost for federal income tax purposes $ 1,556,509,442
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 256,674,694 256,674,694 – –
Consumer Staples 89,914,133 89,914,133 – –
Energy 102,978,129 102,978,129 – –
Financials 350,563,609 350,563,609 – –
Health Care 176,931,688 176,931,688 – –
Industrials 474,923,095 474,923,095 – –
Information Technology 313,034,777 313,034,777 – –
Materials 107,167,230 107,167,230 – –
Real Estate 93,633,612 93,633,612 – –
Utilities 148,205,183 148,205,183 – –
Subtotal Investments in Securities $2,114,026,150 $2,114,026,150 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 82,957,357
Collateral Held for Securities Loaned 19,030,780
Subtotal Other Investments $101,988,137
Total Investments at Value $2,216,014,287
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $55,087 $332,965 $305,095 $82,957 8,296 3.8%
Total Affiliated Short-Term Investments 55,087 82,957 3.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,084 226,779 211,832 19,031 19,031 0.8
Total Collateral Held for Securities Loaned 4,084 19,031 0.8
Total Value $59,171 $101,988
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $– $– $ – $4,118
Total Income/Non Cash Income from Affiliated
Investments $4,118
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 16
Total Affiliated Income from Securities Loaned, Net $16
Total Value $– $– $ –

Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.3% Value
Communications Services  3.1%
32,604 Imax Corporation
a
$ 834,662
11,233 Verizon Communications, Inc. 449,208
26,912 Warner Brothers Discovery, Inc.
a
284,460
Total 1,568,330
Consumer Discretionary  11.9%
11,361 Cheesecake Factory, Inc. 538,966
9,156 Columbia Sportswear Company 768,463
4,049 D.R. Horton, Inc. 566,131
10,798 Gildan Activewear, Inc. 508,046
6,790 Lear Corporation 643,013
16,501 Six Flags Entertainment
Corporation 795,183
9,307 Tapestry, Inc. 608,026
6,802 Wyndham Hotels & Resorts, Inc. 685,574
16,707 Yum China Holding, Inc. 804,776
Total 5,918,178
Consumer Staples  5.5%
4,758 J & J Snack Foods Corporation 738,108
6,582 J.M. Smucker Company 724,810
8,231 Lamb Weston Holdings, Inc. 550,078
9,397 Sysco Corporation 718,495
Total 2,731,491
Energy  7.4%
28,468 Coterra Energy, Inc. 727,073
21,736 Devon Energy Corporation 711,419
20,669 Enterprise Products Partners, LP 648,180
8,160 Expand Energy Corporation 812,328
1,346 Marathon Petroleum Corporation 187,767
18,737 Noble Corporation plc 588,342
Total 3,675,109
Financials  19.7%
56,915 AGNC Investment Corporation 524,187
4,782 Allstate Corporation 921,922
3,932 Capital One Financial Corporation 701,154
20,015 Carlyle Group, Inc. 1,010,557
10,090 Charles Schwab Corporation 746,761
15,539 Equitable Holdings, Inc. 732,975
4,143 Jack Henry & Associates, Inc. 726,268
4,825 M&T Bank Corporation 907,148
5,594 Selective Insurance Group, Inc. 523,151
8,642 Texas Capital Bancshares, Inc.
a
675,804
24,910 U.S. Bancorp 1,191,445
4,844 Voya Financial, Inc. 333,413
6,818 Wintrust Financial Corporation 850,273
Total 9,845,058
Health Care  7.1%
24,547 Avantor, Inc.
a
517,205
12,782 Baxter International, Inc. 372,723
8,426 Henry Schein, Inc.
a
583,079
1,453 Humana, Inc. 368,641
4,698 Johnson & Johnson 679,425
3,334 Labcorp Holdings, Inc. 764,553
4,749 Sanofi SA ADR 229,044
Total 3,514,670
Industrials  15.4%
6,316 AGCO Corporation 590,420
Shares Common Stock  98.3% Value
Industrials  15.4% - continued
1,068 Carlisle Companies, Inc. $ 393,921
16,031 Flowserve Corporation 922,103
9,525 Fluor Corporation
a
469,773
1,610 General Dynamics Corporation 424,219
14,309 Hexcel Corporation 897,174
3,373 JB Hunt Transport Services, Inc. 575,636
11,335 MSC Industrial Direct Company,
Inc. 846,611
12,677 Robert Half, Inc. 893,222
8,934 United Airlines Holdings, Inc.
a
867,491
21,780 Werner Enterprises, Inc. 782,338
Total 7,662,908
Information Technology  7.5%
6,538 Coherent Corporation
a
619,345
3,261 CommVault Systems, Inc.
a
492,118
3,448 Jabil, Inc. 496,167
24,838 Knowles Corporation
a
495,021
8,724 MKS Instruments, Inc. 910,698
2,170 PTC, Inc.
a
398,998
5,683 Western Digital Corporation
a
338,877
Total 3,751,224
Materials  6.6%
11,305 Alcoa Corporation 427,103
18,572 Axalta Coating Systems, Ltd.
a
635,534
5,430 Celanese Corporation 375,810
5,660 CF Industries Holdings, Inc. 482,911
6,260 Nucor Corporation 730,605
7,368 West Fraser Timber Company, Ltd. 637,700
Total 3,289,663
Real Estate  5.7%
1,287 AvalonBay Communities, Inc. 283,102
3,766 CBRE Group, Inc.
a
494,438
7,324 Crown Castle, Inc. 664,726
46,283 Healthcare Realty Trust, Inc. 784,497
3,659 Simon Property Group, Inc. 630,116
Total 2,856,879
Utilities  8.4%
11,246 Alliant Energy Corporation 665,089
1,726 Constellation Energy Corporation 386,123
4,071 DTE Energy Company 491,573
5,715 Duke Energy Corporation 615,734
10,456 Evergy, Inc. 643,567
23,086 NiSource, Inc. 848,641
3,897 Vistra Energy Corporation 537,280
Total 4,188,007
Total Common Stock
(cost $42,086,843) 49,001,517

Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments 1.4% Value
Thrivent Core Short-Term Reserve
Fund
70,718 4.730% $ 707,177
Total Short-Term Investments
(cost $707,177) 707,177
Total Investments (cost
$42,794,020) 99.7% $49,708,694
Other Assets and Liabilities, Net
0.3% 152,393
Total Net Assets 100.0% $49,861,087
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 9,182,662
Gross unrealized depreciation (2,498,203)
Net unrealized appreciation (depreciation) $ 6,684,459
Cost for federal income tax purposes $ 43,024,235
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,568,330 1,568,330 – –
Consumer Discretionary 5,918,178 5,918,178 – –
Consumer Staples 2,731,491 2,731,491 – –
Energy 3,675,109 3,675,109 – –
Financials 9,845,058 9,845,058 – –
Health Care 3,514,670 3,514,670 – –
Industrials 7,662,908 7,662,908 – –
Information Technology 3,751,224 3,751,224 – –
Materials 3,289,663 3,289,663 – –
Real Estate 2,856,879 2,856,879 – –
Utilities 4,188,007 4,188,007 – –
Subtotal Investments in Securities $49,001,517 $49,001,517 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 707,177
Subtotal Other Investments $707,177
Total Investments at Value $49,708,694
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $156 $14,388 $13,837 $707 71 1.4%
Total Affiliated Short-Term Investments 156 707 1.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 2,673 2,673 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $156 $707
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $– $– $ – $36
Total Income/Non Cash Income from Affiliated
Investments $36
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   39.4% Value
U.S. Affiliated   38.9%
18,174,737 Thrivent Core Emerging Markets
Debt Fund $ 147,942,356
6,262,310 Thrivent Core Emerging Markets
Equity Fund 58,114,232
549,918 Thrivent Core Low Volatility Equity
Fund 6,120,582
10,272,883 Thrivent Core Mid Cap Value Fund 110,125,311
5,008,767 Thrivent Core Small Cap Value
Fund 53,643,897
36,497,991 Thrivent Global Stock Portfolio 548,856,794
26,620,347 Thrivent High Yield Portfolio 111,350,247
36,833,958 Thrivent Income Portfolio 322,135,067
31,967,293 Thrivent International Allocation
Portfolio 306,451,255
5,170,077 Thrivent International Index
Portfolio 69,162,186
43,029,844 Thrivent Large Cap Value Portfolio 1,022,828,005
18,869,984 Thrivent Limited Maturity Bond
Portfolio 184,322,007
18,434,671 Thrivent Mid Cap Stock Portfolio 393,239,178
9,583,847 Thrivent Small Cap Stock Portfolio 188,455,800
Total 3,522,746,917
U.S. Unaffiliated   0.5%
17,674 Invesco QQQ Trust Series 1 9,035,479
64,000 Invesco Senior Loan ETF 1,348,480
19,000 iShares Broad USD High Yield
Corporate Bond ETF 699,010
19,945 iShares U.S. Regional Banks ETF 1,004,430
59,713 SPDR S&P 500 ETF Trust 34,996,595
8,006 SPDR S&P Biotech ETF 721,020
2,785 SPDR S&P Oil & Gas Exploration
ETF 368,651
7,316 SPDR S&P Regional Banking ETF 441,521
Total 48,615,186
Total Registered Investment
Companies (cost $2,765,056,778) 3,571,362,103
Shares Common Stock 23.9% Value
Communications Services  2.0%
45,669 Alphabet, Inc., Class A 8,645,142
392,210 Alphabet, Inc., Class C 74,692,472
18,561 AMC Networks, Inc.
a
183,754
10,979 Bandwidth, Inc.
a
186,863
176,749 Cargurus, Inc.
a
6,458,408
281 Charter Communications, Inc.
a
96,318
4,717 Cogent Communications Holdings 363,539
4,373 Comcast Corporation 164,119
71,852 E.W. Scripps Company
a
158,793
3,541 Electronic Arts, Inc. 518,048
5,948 Entravision Communications
Corporation 13,978
29,346 Globalstar, Inc.
a
60,746
32,376 iHeartMedia, Inc.
a
64,105
6,403 Integral Ad Science Holding
Corporation
a
66,847
19,569 Iridium Communications, Inc. 567,892
8,769 Liberty Global, Ltd., Class A
a
111,892
17,388 Liberty Latin America, Ltd., Class
A
a
110,588
3,134 Liberty Media Corporation-Liberty
Live Group
a
213,300
Shares Common Stock  23.9% Value
Communications Services  2.0% - continued
37,240 Lumen Technologies, Inc.
a
$ 197,744
20,990 Magnite, Inc.
a
334,161
122,765 Meta Platforms, Inc. 71,880,135
7,623 Netflix, Inc.
a
6,794,532
13,392 New York Times Company 697,054
1,622 Omnicom Group, Inc. 139,557
71,516 Pinterest, Inc.
a
2,073,964
77,523 QuinStreet, Inc.
a
1,788,456
4,740 Sinclair, Inc. 76,504
14,122 Sirius XM Holdings, Inc.
b
321,982
5,137 TechTarget, Inc.
a
101,815
11,592 Telephone and Data Systems, Inc. 395,403
5,854 TKO Group Holdings, Inc.
a
831,912
26,666 Trade Desk, Inc.
a
3,134,055
48,342 Verizon Communications, Inc. 1,933,197
11,130 Warner Brothers Discovery, Inc.
a
117,644
Total 183,494,919
Consumer Discretionary  3.5%
313 Adient plc
a
5,393
5,357 Advance Auto Parts, Inc. 253,333
444,976 Amazon.com, Inc.
a
97,623,285
42,532 American Axle & Manufacturing
Holdings, Inc.
a
247,962
21,906 American Eagle Outfitters, Inc. 365,173
7,133 Aptiv plc
a
431,404
7,808 Autoliv, Inc. 732,312
24,200 Bath & Body Works, Inc. 938,234
115,709 Best Buy Company, Inc. 9,927,832
29 Booking Holdings, Inc. 144,084
20,724 Boot Barn Holdings, Inc.
a
3,146,318
10,564 BorgWarner, Inc. 335,830
3,988 Bright Horizons Family Solutions,
Inc.
a
442,070
3,534 Brunswick Corporation 228,579
794 CarMax, Inc.
a
64,917
1,673 Carvana Company
a
340,221
438 Cavco Industries, Inc.
a
195,449
49,471 Champion Homes, Inc.
a
4,358,395
24,611 Chewy, Inc.
a
824,222
240,982 Chipotle Mexican Grill, Inc.
a
14,531,215
4,007 Columbia Sportswear Company 336,308
7,682 Cooper-Standard Holdings, Inc.
a
104,168
1,420 Crocs, Inc.
a
155,533
552 D.R. Horton, Inc. 77,181
31,798 Dana, Inc. 367,585
692 Darden Restaurants, Inc. 129,189
14,449 Deckers Outdoor Corporation
a
2,934,447
66,291 DoorDash, Inc.
a
11,120,315
2,090 Dorman Products, Inc.
a
270,759
173,214 eBay, Inc. 10,730,607
4,115 Etsy, Inc.
a
217,642
61,202 Expedia Group, Inc.
a
11,403,769
10,355 Fox Factory Holding Corporation
a
313,446
1,133 Frontdoor, Inc.
a
61,941
1,934 GameStop Corporation
a
60,612
30,937 Gap, Inc.
b
731,041
1,822 Garmin, Ltd. 375,806
49,433 Gentex Corporation 1,420,210
11,851 Goodyear Tire & Rubber
Company
a
106,659
14,294 Grand Canyon Education, Inc.
a
2,341,357
6,209 Group 1 Automotive, Inc. 2,616,969
46,497 Hanesbrands, Inc.
a
378,486
6,660 Hasbro, Inc. 372,361

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.9% Value
Consumer Discretionary  3.5% - continued
21,327 Hilton Worldwide Holdings, Inc. $ 5,271,181
60,844 Home Depot, Inc. 23,667,708
9,166 Installed Building Products, Inc. 1,606,341
22,216 Latham Group, Inc.
a
154,623
35,287 Laureate Education, Inc.
a
645,399
2,064 Lear Corporation 195,461
5,985 Leggett & Platt, Inc. 57,456
25,312 LKQ Corporation 930,216
739 Lowe's Companies, Inc. 182,385
7,824 Lululemon Athletica, Inc.
a
2,991,976
781 M/I Homes, Inc.
a
103,834
10,195 Mattel, Inc.
a
180,757
18,301 McDonald's Corporation 5,305,277
17,527 Modine Manufacturing Company
a
2,031,905
6,867 Mohawk Industries, Inc.
a
818,066
124,011 NIKE, Inc. 9,383,912
284 NVR, Inc.
a
2,322,808
855 OneSpaWorld Holdings, Ltd. 17,014
5,169 O'Reilly Automotive, Inc.
a
6,129,400
29,028 Patrick Industries, Inc. 2,411,646
1,418 Planet Fitness, Inc.
a
140,198
6,370 Pool Corporation 2,171,788
3,260 PUMA SE 149,897
167,223 Qurate Retail, Inc. 55,184
1,012 Ralph Lauren Corporation 233,752
6,653 Revolve Group, Inc.
a
222,809
26,425 Ross Stores, Inc. 3,997,310
7,506 Service Corporation International/
US 599,129
47,672 SharkNinja, Inc.
a
4,641,346
5,588 Sony Group Corporation ADR 118,242
6,070 Stitch Fix, Inc.
a
26,162
65,700 Stoneridge, Inc.
a
411,939
2,454 Strategic Education, Inc. 229,253
7,007 Tapestry, Inc. 457,767
110,292 Tesla, Inc.
a
44,540,321
14,370 Texas Roadhouse, Inc. 2,592,779
752 TopBuild Corporation
a
234,128
8,273 Travel + Leisure Company 417,373
663 Ulta Beauty, Inc.
a
288,359
6,390 Upbound Group, Inc. 186,396
1,425 Vail Resorts, Inc. 267,116
5,474 Valvoline, Inc.
a
198,049
30,670 VF Corporation
b
658,178
2,863 Visteon Corporation
a
254,005
5,250 Wingstop, Inc. 1,492,050
59,438 Wyndham Hotels & Resorts, Inc. 5,990,756
2,771 Yum China Holding, Inc. 133,479
Total 316,877,749
Consumer Staples  0.6%
69,187 Altria Group, Inc. 3,617,788
9,735 BellRing Brands, Inc.
a
733,435
2,810 BJ's Wholesale Club Holdings,
Inc.
a
251,074
6,678 Casey's General Stores, Inc. 2,646,024
6,866 Celsius Holdings, Inc.
a
180,850
7,507 Colgate-Palmolive Company 682,461
2,153 Costco Wholesale Corporation 1,972,729
14,488 Coty, Inc.
a
100,836
32,069 e.l.f. Beauty, Inc.
a
4,026,263
36,721 J & J Snack Foods Corporation 5,696,529
852 J.M. Smucker Company 93,822
4,480 John B. Sanfilippo & Son, Inc. 390,253
32,687 Kenvue, Inc. 697,867
Shares Common Stock  23.9% Value
Consumer Staples  0.6% - continued
7,251 Keurig Dr Pepper, Inc. $ 232,902
1,419 Kimberly-Clark Corporation 185,946
1,495 Lamb Weston Holdings, Inc. 99,911
6,215 Lancaster Colony Corporation 1,076,065
1,040 Maplebear, Inc.
a
43,077
7,618 McCormick & Company, Inc. 580,796
45,833 Philip Morris International, Inc. 5,516,002
42,022 Procter & Gamble Company 7,044,988
9,928 Sysco Corporation 759,095
2,984 Turning Point Brands, Inc. 179,338
4,936 Tyson Foods, Inc. 283,524
6,046 US Foods Holding Corporation
a
407,863
41,750 Vita Coco Company, Inc.
a
1,540,993
158,348 Walmart, Inc. 14,306,742
782 WD-40 Company 189,776
Total 53,536,949
Energy  0.5%
12,818 Antero Midstream Corporation 193,424
21,947 Antero Resources Corporation
a
769,242
90,781 Archrock, Inc. 2,259,539
87,811 Baker Hughes Company 3,602,007
36,063 Berry Corporation 148,940
10,431 Cactus, Inc. 608,753
55,586 ConocoPhillips 5,512,464
1,301 Coterra Energy, Inc. 33,228
14,084 Crescent Energy Company 205,767
25,145 Devon Energy Corporation 822,996
2,402 DT Midstream, Inc. 238,831
6,614 Enterprise Products Partners, LP 207,415
43,133 EOG Resources, Inc. 5,287,243
2,295 EQT Corporation 105,822
9,137 Expand Energy Corporation 909,588
22,224 Exxon Mobil Corporation 2,390,636
6,498 Gulfport Energy Corporation
a
1,196,932
10,265 Halliburton Company 279,105
36,808 Hess Midstream, LP 1,363,000
40,568 Kinder Morgan, Inc. 1,111,563
6,236 Kodiak Gas Services, Inc. 254,616
78,652 Kosmos Energy, Ltd.
a
268,990
671 Marathon Petroleum Corporation 93,605
56,237 Matador Resources Company 3,163,894
14,830 Noble Corporation plc 465,662
14,803 Oceaneering International, Inc.
a
386,062
17,776 Ovintiv, Inc. 719,928
8,404 Par Pacific Holdings, Inc.
a
137,742
2,539 Phillips 66 289,268
25,769 Schlumberger NV 987,983
1,233 Shell plc ADR 77,247
10,980 SM Energy Company 425,585
8,418 Solaris Energy Infrastructure, Inc. 242,270
8,537 Talos Energy, Inc.
a
82,894
263 Targa Resources Corporation 46,946
165,472 TechnipFMC plc 4,788,760
8,367 Vital Energy, Inc.
a
258,708
24,608 Williams Companies, Inc. 1,331,785
Total 41,268,440
Financials  2.8%
6,011 1st Source Corporation 350,922
1,039 Affirm Holdings, Inc.
a
63,275
10,115 Allstate Corporation 1,950,071
12,784 Ally Financial, Inc. 460,352

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.9% Value
Financials  2.8% - continued
17,529 Amalgamated Financial
Corporation $ 586,696
31,465 American Express Company 9,338,497
1,707 American International Group, Inc. 124,270
16,791 Ameriprise Financial, Inc. 8,940,032
6,248 Ameris Bancorp 390,937
2,145 AMERISAFE, Inc. 110,553
19,803 Annaly Capital Management, Inc. 362,395
3,637 Arch Capital Group, Ltd. 335,877
6,112 Arthur J. Gallagher & Company 1,734,891
9,955 Artisan Partners Asset
Management, Inc. 428,563
36,609 Associated Banc-Corp 874,955
2,930 Assurant, Inc. 624,735
3,664 Assured Guaranty, Ltd. 329,797
2,030 Atlantic Union Bankshares
Corporation 76,896
1,402 Axis Capital Holdings, Ltd. 124,245
3,985 Axos Financial, Inc.
a
278,352
127 BancFirst Corporation 14,882
67,067 Bank of America Corporation 2,947,595
367 Bank of Hawaii Corporation 26,145
1,623 Bank of Marin Bancorp 38,579
5,497 Bank of N.T. Butterfield & Son, Ltd. 200,915
9,354 Bank of New York Mellon
Corporation 718,668
19,052 Bank OZK 848,386
3,918 BankFinancial Corporation 49,739
8,914 BankUnited, Inc. 340,247
4,970 Bar Harbor Bankshares 151,983
7,365 BCB Bancorp, Inc. 87,202
19,689 Berkshire Hathaway, Inc.
a
8,924,630
10,222 Berkshire Hills Bancorp, Inc. 290,611
3,537 Block, Inc.
a
300,610
53,340 Blue Owl Capital, Inc. 1,240,688
510 BOK Financial Corporation 54,289
12,794 Bridgewater Bancshares, Inc.
a
172,847
6,054 Brighthouse Financial, Inc.
a
290,834
3,948 BrightSpire Capital, Inc. 22,267
2,026 Brookline Bancorp, Inc. 23,907
22,400 Brown & Brown, Inc. 2,285,248
7,040 Business First Bancshares, Inc. 180,928
2,671 Byline Bancorp, Inc. 77,459
7,108 Cadence Bank 244,871
512 Camden National Corporation
b
21,883
457 Capital City Bank Group, Inc. 16,749
953 Capital One Financial Corporation 169,939
30,044 Capitol Federal Financial, Inc. 177,560
15,969 Carlyle Group, Inc. 806,275
1,216 Cathay General Bancorp 57,894
13,933 Cboe Global Markets, Inc. 2,722,508
2,804 Charles Schwab Corporation 207,524
12,299 Chimera Investment Corporation 172,186
627 ChoiceOne Financial Services, Inc. 22,346
652 Chubb, Ltd. 180,148
5,570 Cincinnati Financial Corporation 800,409
11,961 Citigroup, Inc. 841,935
2,174 Citizens Financial Group, Inc. 95,134
6,247 CNB Financial Corporation 155,300
10,335 CNO Financial Group, Inc. 384,565
257 Coinbase Global, Inc.
a
63,813
16,942 Columbia Banking System, Inc. 457,603
6,052 Comerica, Inc. 374,316
5,534 Commerce Bancshares, Inc. 344,824
908 Community Financial System, Inc. 56,005
Shares Common Stock  23.9% Value
Financials  2.8% - continued
13,960 Community Trust Bancorp, Inc. $ 740,299
3,142 ConnectOne Bancorp, Inc. 71,983
2,551 Cullen/Frost Bankers, Inc. 342,472
4,741 Customers Bancorp, Inc.
a
230,792
2,152 CVB Financial Corporation 46,074
3,140 Discover Financial Services 543,942
5,376 Eagle Bancorp, Inc. 139,937
7,126 East West Bancorp, Inc. 682,386
2,920 Eastern Bankshares, Inc. 50,370
17,749 Ellington Credit Company 117,498
1,730 Employers Holdings, Inc. 88,628
4,623 Enact Holdings, Inc. 149,693
3,590 Enova International, Inc.
a
344,209
5,787 Enterprise Financial Services
Corporation 326,387
848 Equitable Holdings, Inc. 40,000
4,412 Equity Bancshares, Inc. 187,157
48,213 F.N.B. Corporation 712,588
3,359 FactSet Research Systems, Inc. 1,613,260
1,666 Federal Agricultural Mortgage
Corporation 328,119
35,113 Federated Hermes, Inc. 1,443,495
5,494 Fidelity National Information
Services, Inc. 443,750
4,174 Fifth Third Bancorp 176,477
8,527 Financial Institutions, Inc. 232,702
1,389 First American Financial
Corporation 86,729
40,039 First Bancorp/Puerto Rico 744,325
7,756 First Bancshares, Inc. 271,460
16,950 First Busey Corporation 399,511
132 First Citizens BancShares, Inc./NC 278,919
11,374 First Financial Bancorp 305,733
3,359 First Financial Bankshares, Inc. 121,092
3,737 First Financial Corporation 172,612
2,085 First Hawaiian, Inc. 54,106
25,684 First Horizon Corporation 517,276
3,930 First Internet Bancorp 141,441
1,035 First Interstate BancSystem, Inc. 33,606
6,757 First Merchants Corporation 269,537
8,423 First Mid-Illinois Bancshares, Inc. 310,135
11,001 First of Long Island Corporation 128,492
22,569 Fiserv, Inc.
a
4,636,124
2,080 Flagstar Financial, Inc. 19,406
10,393 Flushing Financial Corporation 148,412
2,659 Flywire Corporation
a
54,829
49,022 Fulton Financial Corporation 945,144
51,026 Glacier Bancorp, Inc. 2,562,526
1,101 Global Payments, Inc. 123,378
7,663 Great Southern Bancorp, Inc. 457,481
3,065 Green Dot Corporation
a
32,612
17,082 Hamilton Lane, Inc. 2,528,990
7,606 Hancock Whitney Corporation 416,200
18,288 Hanmi Financial Corporation 431,963
2,034 Hanover Insurance Group, Inc. 314,578
3,647 Hartford Financial Services Group,
Inc. 398,982
742 HBT Financial, Inc. 16,250
4,420 Heartland Financial USA, Inc. 270,968
4,217 Heritage Commerce Corporation 39,555
1,428 Heritage Financial Corporation 34,986
6,092 Home BancShares, Inc. 172,404
12,176 Hometrust Bancshares, Inc. 410,088
18,203 Hope Bancorp, Inc. 223,715

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.9% Value
Financials  2.8% - continued
885 Horace Mann Educators
Corporation $ 34,719
13,040 Horizon Bancorp, Inc. 210,074
28,020 Houlihan Lokey, Inc. 4,865,953
7,923 Huntington Bancshares, Inc./OH 128,907
272 Independent Bank Corporation/MA 17,460
6,805 Independent Bank Corporation/MI 237,018
63,042 Intercontinental Exchange, Inc. 9,393,888
23,745 Invesco, Ltd. 415,063
1,029 Investar Holding Corporation 22,597
76,298 J.P. Morgan Chase & Company 18,289,394
24,904 Jack Henry & Associates, Inc. 4,365,671
31,779 Janus Henderson Group plc 1,351,561
2,877 Jefferies Financial Group, Inc. 225,557
22,260 Kearny Financial Corporation/MD 157,601
257,136 KeyCorp 4,407,311
12,281 Kinsale Capital Group, Inc. 5,712,262
2,981 LendingTree, Inc.
a
115,514
590 Loews Corporation 49,967
1,047 M&T Bank Corporation 196,846
2,540 MarketAxess Holdings, Inc. 574,142
299 Marsh & McLennan Companies,
Inc. 63,511
13,042 Mastercard, Inc. 6,867,526
5,475 Mercantile Bank Corporation 243,583
1,930 MetLife, Inc. 158,028
2,133 Metropolitan Bank Holding
Corporation
a
124,567
17,749 MFA Financial, Inc. 180,862
107,197 MGIC Investment Corporation 2,541,641
4,010 Mid Penn Bancorp, Inc. 115,648
8,765 Midland States Bancorp, Inc. 213,866
20,352 MidWestOne Financial Group, Inc. 592,650
1,461 Morningstar, Inc. 492,006
12,937 Mr. Cooper Group, Inc.
a
1,242,081
10,579 MSCI, Inc. 6,347,506
136,334 Nasdaq, Inc. 10,539,982
147 Nelnet, Inc. 15,701
1,036 Nicolet Bankshares, Inc. 108,687
45,597 NMI Holdings, Inc.
a
1,676,146
588 Northeast Community Bancorp,
Inc. 14,382
26,606 Northern Trust Corporation 2,727,115
11,374 Northfield Bancorp, Inc. 132,166
370 Northrim BanCorp, Inc. 28,838
18,362 Northwest Bancshares, Inc. 242,195
42,528 OceanFirst Financial Corporation 769,757
21,207 OFG Bancorp 897,480
12,242 Old National Bancorp 265,713
8,680 Old Republic International
Corporation 314,129
23,608 Old Second Bancorp, Inc. 419,750
13,863 OneMain Holdings, Inc. 722,678
5,128 Orrstown Financial Services, Inc. 187,736
559 Pacific Premier Bancorp, Inc. 13,930
1,783 Palomar Holdings, Inc.
a
188,267
164 Park National Corporation 28,114
122,742 PayPal Holdings, Inc.
a
10,476,030
3,265 PCB Bancorp 66,084
6,959 Peoples Bancorp, Inc./OH 220,531
3,318 Pinnacle Financial Partners, Inc. 379,546
1,232 PNC Financial Services Group,
Inc. 237,591
13,286 Popular, Inc. 1,249,681
1,784 Principal Financial Group, Inc. 138,099
Shares Common Stock  23.9% Value
Financials  2.8% - continued
22,926 Progressive Corporation $ 5,493,299
7,365 Prosperity Bancshares, Inc. 554,953
11,743 Provident Financial Services, Inc. 221,590
2,427 Prudential Financial, Inc. 287,672
24,651 Radian Group, Inc. 781,930
4,941 Regions Financial Corporation 116,212
963 Reinsurance Group of America,
Inc. 205,726
7,546 Renasant Corporation 269,769
17,881 Rithm Capital Corporation 193,651
12,347 RLI Corporation 2,035,156
21,722 Robinhood Markets, Inc.
a
809,362
6,321 S&P Global, Inc. 3,148,048
30,032 SEI Investments Company 2,477,039
1,440 ServisFirst Bancshares, Inc. 122,026
7,249 Shore Bancshares, Inc. 114,897
644 Sierra Bancorp 18,624
1,300 Simmons First National
Corporation 28,834
2,747 Skyward Specialty Insurance
Group, Inc.
a
138,833
1,376 Southern Missouri Bancorp, Inc. 78,941
3,128 Southside Bancshares, Inc. 99,345
3,165 SouthState Corporation 314,854
1,763 Stellar Bancorp, Inc. 49,981
11,410 StepStone Group, Inc. 660,411
1,219 Stifel Financial Corporation 129,312
11,473 Synovus Financial Corporation 587,762
938 Texas Capital Bancshares, Inc.
a
73,352
440 Towne Bank/Portsmouth, VA 14,986
16,105 TPG RE Finance Trust, Inc. 136,892
44,488 TPG, Inc. 2,795,626
34,484 Tradeweb Markets, Inc. 4,514,645
48,928 Triumph Financial, Inc.
a
4,446,577
19,860 Truist Financial Corporation 861,527
5,547 TrustCo Bank Corporation NY 184,771
13,310 Trustmark Corporation 470,775
5,821 U.S. Bancorp 278,418
1,513 UMB Financial Corporation 170,757
4,629 United Bankshares, Inc. 173,819
2,741 United Community Banks, Inc. 88,562
1,542 Unity Bancorp, Inc. 67,247
6,659 Univest Financial Corporation 196,507
10,316 Unum Group 753,377
10,527 Valley National Bancorp 95,375
7,283 Virtu Financial, Inc. 259,857
93,528 Visa, Inc. 29,558,589
927 WaFd, Inc. 29,886
1,499 Walker & Dunlop, Inc. 145,718
13,169 Webster Financial Corporation 727,192
38,012 Wells Fargo & Company 2,669,963
5,750 Westamerica Bancorporation 301,645
25,893 Western Alliance Bancorp 2,163,101
46,041 Western Union Company 488,035
374 Willis Towers Watson plc 117,152
2,865 Wintrust Financial Corporation 357,294
890 WSFS Financial Corporation 47,286
29,708 Zions Bancorp NA 1,611,659
Total 257,028,665
Health Care  2.6%
49,463 Abbott Laboratories 5,594,760
2,191 AbbVie, Inc. 389,341
5,425 ACELYRIN, Inc.
a
17,034
1,646 ADMA Biologics, Inc.
a
28,229

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.9% Value
Health Care  2.6% - continued
56,027 Agilent Technologies, Inc. $ 7,526,667
3,575 Agios Pharmaceuticals, Inc.
a
117,474
683 Align Technology, Inc.
a
142,412
29,972 Amgen, Inc. 7,811,902
3,706 Amicus Therapeutics, Inc.
a
34,911
3,326 Anika Therapeutics, Inc.
a
54,746
11,483 Arcellx, Inc.
a
880,631
5,021 Argenx SE ADR
a
3,087,915
884 Arvinas, Inc.
a
16,946
5,943 Ascendis Pharma AS ADR
a
818,173
2,087 Astria Therapeutics, Inc.
a
18,658
73,567 Avantor, Inc.
a
1,550,057
855 Biogen, Inc.
a
130,747
12,019 Bio-Techne Corporation 865,729
69,442 Boston Scientific Corporation
a
6,202,559
1,396 Bruker Corporation 81,834
19,427 Cabaletta Bio, Inc.
a
44,099
11,816 CareDx, Inc.
a
252,981
38,032 Caribou Biosciences, Inc.
a
60,471
10,042 Cencora, Inc. 2,256,237
4,819 Centene Corporation
a
291,935
22,799 Certara, Inc.
a
242,809
543 Charles River Laboratories
International, Inc.
a
100,238
426 Chemed Corporation 225,695
447 Cigna Group 123,435
8,024 Cooper Companies, Inc.
a
737,646
1,738 CRISPR Therapeutics AG
a,b
68,408
7,844 CryoPort, Inc.
a
61,026
83,672 Danaher Corporation 19,206,908
7,632 Definitive Healthcare Corporation
a
31,368
18,962 Denali Therapeutics, Inc.
a
386,446
28,440 Dentsply Sirona, Inc. 539,791
35,178 Dexcom, Inc.
a
2,735,793
1,749 Doximity, Inc.
a
93,379
12,462 Editas Medicine, Inc.
a
15,827
2,784 Edwards Lifesciences Corporation
a
206,100
47,903 Elanco Animal Health, Inc.
a
580,105
512 Elevance Health, Inc. 188,877
41,602 Eli Lilly & Company 32,116,744
8,988 Enanta Pharmaceuticals, Inc.
a
51,681
48,041 Encompass Health Corporation 4,436,586
14,783 Erasca, Inc.
a
37,105
19,929 Exact Sciences Corporation
a
1,119,810
1,184 Exelixis, Inc.
a
39,427
18,211 Fate Therapeutics, Inc.
a
30,048
11,404 Fortrea Holdings, Inc.
a
212,685
1,971 Gilead Sciences, Inc. 182,061
81,689 Globus Medical, Inc.
a
6,756,497
18,140 GoodRx Holdings, Inc.
a
84,351
34,317 Haemonetics Corporation
a
2,679,471
39,161 HealthEquity, Inc.
a
3,757,498
859 Humana, Inc. 217,937
17,400 IDEXX Laboratories, Inc.
a
7,193,856
385 Illumina, Inc.
a
51,448
4,701 Incyte Corporation
a
324,698
13,788 Inspire Medical Systems, Inc.
a
2,556,019
629 Insulet Corporation
a
164,213
8,594 Integra LifeSciences Holdings
Corporation
a
194,912
13,097 Intellia Therapeutics, Inc.
a
152,711
26,587 Intuitive Surgical, Inc.
a
13,877,351
1,986 IQVIA Holding, Inc.
a
390,269
1,206 iTeos Therapeutics, Inc.
a
9,262
7,338 Johnson & Johnson 1,061,222
Shares Common Stock  23.9% Value
Health Care  2.6% - continued
5,857 Kura Oncology, Inc.
a
$ 51,014
1,519 Kymera Therapeutics, Inc.
a
61,109
1,078 Labcorp Holdings, Inc. 247,207
169 Ligand Pharmaceuticals, Inc.
a
18,108
612 Medpace Holdings, Inc.
a
203,325
105,546 Medtronic plc 8,431,014
2,180 Merck & Company, Inc. 216,866
3,389 Mettler-Toledo International, Inc.
a
4,147,052
5,506 Myriad Genetics, Inc.
a
75,487
16,590 Natera, Inc.
a
2,626,197
1,807 Neurocrine Biosciences, Inc.
a
246,655
21,103 Nkarta, Inc.
a
52,546
5,302 Novocure, Ltd.
a
158,000
14,733 Penumbra, Inc.
a
3,498,793
1,107 Phibro Animal Health Corporation 23,247
2,573 Prestige Consumer Healthcare,
Inc.
a
200,926
7,872 Prothena Corporation plc
a
109,027
4,148 PTC Therapeutics, Inc.
a
187,241
11,276 QIAGEN NV 502,120
1,311 Quest Diagnostics, Inc. 197,777
10,880 Regeneron Pharmaceuticals, Inc.
a
7,750,150
33,982 Relay Therapeutics, Inc.
a
140,006
33,113 Repligen Corporation
a
4,766,285
10,921 Rocket Pharmaceuticals, Inc.
a
137,277
89,703 Royalty Pharma plc 2,288,324
50,714 RxSight, Inc.
a
1,743,547
15,208 Sage Therapeutics, Inc.
a
82,579
3,198 Sanofi SA ADR 154,240
10,958 Sarepta Therapeutics, Inc.
a
1,332,383
148,843 scPharmaceuticals, Inc.
a
526,904
6,059 STERIS plc 1,245,488
109,969 Stevanato Group SPA 2,396,225
11,660 Stryker Corporation 4,198,183
19,787 Sutro Biopharma, Inc.
a
36,408
2,484 Teleflex, Inc. 442,102
3,886 Tenet Healthcare Corporation
a
490,530
10,098 Thermo Fisher Scientific, Inc. 5,253,283
61,240 Twist Bioscience Corporation
a
2,845,823
2,842 uniQure NV
a
50,190
485 United Therapeutics Corporation
a
171,127
22,749 UnitedHealth Group, Inc. 11,507,809
11,536 Veeva Systems, Inc.
a
2,425,444
47,451 Vericel Corporation
a
2,605,534
12,494 Vertex Pharmaceuticals, Inc.
a
5,031,334
15,442 Viatris, Inc. 192,253
16,058 Viemed Healthcare, Inc.
a
128,785
474 Waters Corporation
a
175,845
1,218 West Pharmaceutical Services,
Inc. 398,968
14,033 Xencor, Inc.
a
322,478
6,261 Xenon Pharmaceuticals, Inc.
a
245,431
14,396 Zentalis Pharmaceuticals, Inc.
a
43,620
1,506 Zimmer Biomet Holdings, Inc. 159,079
64,390 Zoetis, Inc. 10,491,063
Total 232,550,569
Industrials  2.6%
9,606 A.O. Smith Corporation 655,225
20,455 AAR Corporation
a
1,253,482
1,758 ABM Industries, Inc. 89,974
15,075 Advanced Drainage Systems, Inc. 1,742,670
32,199 AECOM 3,439,497
9,007 Air Lease Corporation 434,227
5,035 Allison Transmission Holdings, Inc. 544,082

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.9% Value
Industrials  2.6% - continued
2,775 Amentum Holdings, Inc.
a
$ 58,358
29,890 AMETEK, Inc. 5,387,971
1,580 Applied Industrial Technologies,
Inc. 378,363
4,950 Arcosa, Inc. 478,863
16,036 Armstrong World Industries, Inc. 2,266,368
12,487 Array Technologies, Inc.
a
75,421
40,641 Atmus Filtration Technologies, Inc. 1,592,314
20,231 Automatic Data Processing, Inc. 5,922,221
560 Axon Enterprise, Inc.
a
332,819
12,176 AZEK Company, Inc.
a
577,995
90,619 Badger Infrastructure Solutions,
Ltd. 2,261,929
7,646 Barrett Business Services, Inc. 332,142
18,124 Beacon Roofing Supply, Inc.
a
1,841,036
3,269 Bloom Energy Corporation
a
72,604
22,348 Brady Corporation 1,650,400
44,762 BWX Technologies, Inc. 4,986,039
14 CACI International, Inc.
a
5,657
14,800 Casella Waste Systems, Inc.
a
1,565,988
27,755 Caterpillar, Inc. 10,068,404
64,634 CECO Environmental Corporation
a
1,953,886
10,774 Clean Harbors, Inc.
a
2,479,528
13,388 CNH Industrial NV 151,686
490 CSW Industrials, Inc. 172,872
214,013 CSX Corporation 6,906,200
822 Cummins, Inc. 286,549
2,561 Curtiss-Wright Corporation 908,822
6,005 Dayforce, Inc.
a
436,203
3,070 Delta Air Lines, Inc. 185,735
6,340 DNOW, Inc.
a
82,483
43 Dover Corporation 8,067
5,364 EMCOR Group, Inc. 2,434,720
66,197 Enerpac Tool Group Corporation 2,720,035
265 ESCO Technologies, Inc. 35,301
146,870 ExlService Holdings, Inc.
a
6,518,091
1,759 Expeditors International of
Washington, Inc. 194,844
236,649 Fastenal Company 17,017,430
31,021 Ferguson Enterprises, Inc. 5,384,315
68,829 Flowserve Corporation 3,959,044
2,197 Fluor Corporation
a
108,356
5,379 Fortive Corporation 403,425
81,752 Gates Industrial Corporation plc
a
1,681,639
591 General Dynamics Corporation 155,723
30,437 Graco, Inc. 2,565,535
19,303 Great Lakes Dredge & Dock
Corporation
a
217,931
1,839 Griffon Corporation 131,066
60,644 Helios Technologies, Inc. 2,707,148
1,181 Herc Holdings, Inc. 223,599
1,109 Hexcel Corporation 69,534
935 Honeywell International, Inc. 211,207
44,174 Howmet Aerospace, Inc. 4,831,310
255 Huron Consulting Group, Inc.
a
31,686
2,290 IDEX Corporation 479,274
4,674 IES Holdings, Inc.
a
939,287
34,388 Ingersoll Rand, Inc. 3,110,738
8,707 ITT Corporation 1,244,056
945 Jacobs Solutions, Inc. 126,271
51,112 JB Hunt Transport Services, Inc. 8,722,774
6,711 Kirby Corporation
a
710,024
5,988 Knight-Swift Transportation
Holdings, Inc. 317,604
36,909 Korn Ferry 2,489,512
Shares Common Stock  23.9% Value
Industrials  2.6% - continued
10,018 Kratos Defense & Security
Solutions, Inc.
a
$ 264,275
686 L3Harris Technologies, Inc. 144,252
9,262 Landstar System, Inc. 1,591,767
2,437 Leidos Holdings, Inc. 351,074
1,043 Lincoln Electric Holdings, Inc. 195,531
5,901 ManpowerGroup, Inc. 340,606
37,093 Masco Corporation 2,691,839
169,380 Masterbrand, Inc.
a
2,474,642
1,026 McGrath RentCorp 114,727
2,391 Miller Industries, Inc. 156,276
9,186 Moog, Inc. 1,808,172
59,514 Mueller Water Products, Inc. 1,339,065
18,172 Northrop Grumman Corporation 8,527,938
39,994 nVent Electric plc 2,725,991
62,439 Old Dominion Freight Line, Inc. 11,014,240
2,631 Otis Worldwide Corporation 243,657
10,458 Owens Corning, Inc. 1,781,207
2,700 PACCAR, Inc. 280,854
5,577 Parker-Hannifin Corporation 3,547,139
2,577 Paylocity Holding Corporation
a
514,034
21,220 Pentair plc 2,135,581
1,161 Quanta Services, Inc. 366,934
13,860 Regal Rexnord Corporation 2,150,102
1,259 Republic Services, Inc. 253,286
4,692 Robert Half, Inc. 330,598
7,649 Rockwell Automation, Inc. 2,186,008
1,073 Rush Enterprises, Inc. 58,790
1,525 Ryder System, Inc. 239,211
8,015 Saia, Inc.
a
3,652,676
48,354 Schneider National, Inc. 1,415,805
44,508 Shoals Technologies Group, Inc.
a
246,129
7,040 SkyWest, Inc.
a
704,915
5,210 Southwest Airlines Company 175,160
9,169 SS&C Technologies Holdings, Inc. 694,827
1,322 Stanley Black & Decker, Inc. 106,143
31,190 Timken Company 2,226,030
20,220 Trane Technologies plc 7,468,257
310 TransDigm Group, Inc. 392,857
25,718 TransUnion 2,384,316
247,985 Uber Technologies, Inc.
a
14,958,455
13,441 UFP Industries, Inc. 1,514,129
2,770 UL Solutions, Inc. 138,168
151 UniFirst Corporation/MA 25,835
2,719 Union Pacific Corporation 620,041
76,015 United Airlines Holdings, Inc.
a
7,381,056
1,129 United Parcel Service, Inc. 142,367
857 United Rentals, Inc. 603,705
19,775 Verisk Analytics, Inc. 5,446,628
9,928 Verra Mobility Corporation
a
240,059
1,250 Wabtec Corporation 236,988
16,074 Waste Connections, Inc. 2,757,977
4,701 Waste Management, Inc. 948,615
4,293 Watsco, Inc. 2,034,410
62,848 WNS Holdings, Ltd.
a
2,978,367
Total 238,649,270
Information Technology  7.9%
9,150 Adobe, Inc.
a
4,068,822
93,565 Advanced Micro Devices, Inc.
a
11,301,716
24,294 Agilysys, Inc.
a
3,199,763
4,409 Ambarella, Inc.
a
320,711
167,947 Amphenol Corporation 11,663,919
515,897 Apple, Inc. 129,190,927
94,090 Applied Materials, Inc. 15,301,857

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.9% Value
Information Technology  7.9% - continued
61,256 Arista Networks, Inc.
a
$ 6,770,626
23,981 ASGN, Inc.
a
1,998,577
650 Astera Labs, Inc.
a
86,092
1,097 Atlassian Corporation
a
266,988
32,549 Autodesk, Inc.
a
9,620,508
1,924 BILL Holdings, Inc.
a
162,982
162,385 Broadcom, Inc. 37,647,338
56,980 CDW Corporation 9,916,799
7,794 Ciena Corporation
a
661,009
90,815 Cisco Systems, Inc. 5,376,248
9,390 Clearwater Analytics Holdings,
Inc.
a
258,413
3,483 Coherent Corporation
a
329,945
11,180 Cohu, Inc.
a
298,506
2,763 CommVault Systems, Inc.
a
416,964
1,298 Consensus Cloud Solutions, Inc.
a
30,970
5,626 Credo Technology Group Holding,
Ltd.
a
378,123
6,403 CrowdStrike Holdings, Inc.
a
2,190,850
14,776 CyberArk Software, Ltd.
a
4,922,624
2,308 Datadog, Inc.
a
329,790
17,479 Descartes Systems Group, Inc.
a
1,985,614
5,815 DocuSign, Inc.
a
523,001
9,651 Dolby Laboratories, Inc. 753,743
44,458 Dynatrace Holdings, LLC
a
2,416,292
1,601 Elastic NV
a
158,627
3,392 Enphase Energy, Inc.
a
232,963
3,176 F5, Inc.
a
798,669
12,157 Fabrinet
a
2,673,081
1,294 Fair Isaac Corporation
a
2,576,263
329 First Solar, Inc.
a
57,983
20,770 Flex, Ltd.
a
797,360
97,375 Fortinet, Inc.
a
9,199,990
11,812 Freshworks, Inc.
a
191,000
5,047 Gartner, Inc.
a
2,445,120
77,892 Gitlab, Inc.
a
4,389,214
9,972 Globant SA
a
2,138,196
35,466 Guidewire Software, Inc.
a
5,978,858
4,914 HubSpot, Inc.
a
3,423,928
11,979 Impinj, Inc.
a
1,740,070
51,613 International Business Machines
Corporation 11,346,086
2,074 IPG Photonics Corporation
a
150,821
3,591 Itron, Inc.
a
389,911
146,884 JFrog, Ltd.
a
4,319,858
4,102 Keysight Technologies, Inc.
a
658,904
75,826 Lattice Semiconductor
Corporation
a
4,295,543
12,603 Littelfuse, Inc. 2,969,897
382 MACOM Technology Solutions
Holdings, Inc.
a
49,626
22,032 Marvell Technology, Inc. 2,433,434
300,268 Microsoft Corporation 126,562,962
888 MicroStrategy, Inc.
a,b
257,183
1,500 Mirion Technologies, Inc.
a
26,175
10,528 MongoDB, Inc.
a
2,451,024
5,394 Monolithic Power Systems, Inc. 3,191,630
12,050 Motorola Solutions, Inc. 5,569,872
9,493 Napco Security Technologies, Inc. 337,571
3,165 nCino, Inc.
a
106,281
13,397 NetApp, Inc. 1,555,124
994,824 NVIDIA Corporation 133,594,915
2,059 Okta, Inc.
a
162,249
6,846 Olo, Inc.
a
52,577
2,331 ON Semiconductor Corporation
a
146,970
Shares Common Stock  23.9% Value
Information Technology  7.9% - continued
22,249 Onto Innovation, Inc.
a
$ 3,708,241
33,909 Oracle Corporation 5,650,596
56,711 PDF Solutions, Inc.
a
1,535,734
25,957 Pegasystems, Inc. 2,419,192
1,187 Plexus Corporation
a
185,742
1,029 Procore Technologies, Inc.
a
77,103
16,355 PTC, Inc.
a
3,007,194
7,968 Q2 Holdings, Inc.
a
801,979
2,510 Qorvo, Inc.
a
175,524
80,963 QUALCOMM, Inc. 12,437,536
76,628 Salesforce, Inc. 25,619,039
4,680 Samsung Electronics Company,
Ltd. 167,014
29,846 ServiceNow, Inc.
a
31,640,342
21,115 Silicon Laboratories, Inc.
a
2,622,905
15,099 SolarWinds Corporation 215,161
446 Super Micro Computer, Inc.
a
13,594
854 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 168,656
3,393 TD SYNNEX Corporation 397,931
3,709 TE Connectivity plc 530,276
1,717 Teledyne Technologies, Inc.
a
796,911
5,012 Tenable Holdings, Inc.
a
197,373
89,194 Trimble, Inc.
a
6,302,448
115,944 TTM Technologies, Inc.
a
2,869,614
4,858 Tyler Technologies, Inc.
a
2,801,317
1,389 Unity Software, Inc.
a
31,211
924 Universal Display Corporation 135,089
64,610 Varonis Systems, Inc.
a
2,870,622
12,633 VeriSign, Inc.
a
2,614,526
14,263 Vontier Corporation 520,172
31,300 Workiva, Inc.
a
3,427,350
2,627 Xerox Holdings Corporation 22,146
Total 713,782,190
Materials  0.5%
2,462 Albemarle Corporation 211,929
5,620 Allegheny Technologies, Inc.
a
309,325
2,907 AptarGroup, Inc. 456,690
13,770 Avient Corporation 562,642
51,269 Axalta Coating Systems, Ltd.
a
1,754,425
2,323 Balchem Corporation 378,637
2,644 Ball Corporation 145,764
1,479 Celanese Corporation 102,362
2,004 CF Industries Holdings, Inc. 170,981
28,291 Chemours Company 478,118
130,855 Constellium SE
a
1,343,881
9,104 Corteva, Inc. 518,564
33,164 DuPont de Nemours, Inc. 2,528,755
1,236 Eagle Materials, Inc. 304,995
18,089 Eastman Chemical Company 1,651,887
34,806 Ecolab, Inc. 8,155,742
27,944 Element Solutions, Inc. 710,616
5,250 Greif, Inc. 320,880
51,697 Hecla Mining Company 253,832
3,809 Huntsman Corporation 68,676
13,100 Ingevity Corporation
a
533,825
3,674 Innospec, Inc. 404,360
377 International Flavors & Fragrances,
Inc. 31,875
17,986 Ivanhoe Mines, Ltd.
a
213,462
5,357 Kaiser Aluminum Corporation 376,436
4,482 Knife River Corporation
a
455,550
4,103 Koppers Holdings, Inc. 132,937

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.9% Value
Materials  0.5% - continued
14,583 Linde plc $ 6,105,465
526 LyondellBasell Industries NV 39,066
4,432 Magnera Corporation
a
80,529
4,125 Martin Marietta Materials, Inc. 2,130,562
5,635 Minerals Technologies, Inc. 429,443
25,444 Mosaic Company 625,414
1,306 Nucor Corporation 152,423
7,692 O-I Glass, Inc.
a
83,381
41,627 Olin Corporation 1,406,993
8,886 Orion SA 140,310
77 Packaging Corporation of America 17,335
1,750 PPG Industries, Inc. 209,038
5,050 Radius Recycling, Inc. 76,861
2,257 Ranpak Holdings Corporation
a
15,528
8,528 Royal Gold, Inc. 1,124,417
14,661 RPM International, Inc. 1,804,183
5,968 Sensient Technologies Corporation 425,280
10,716 Sonoco Products Company 523,477
4,799 Steel Dynamics, Inc. 547,422
2,295 Stepan Company 148,487
23,706 Trinseo plc 120,901
95,200 Tronox Holdings plc 958,664
428 United States Lime & Minerals, Inc. 56,813
13,371 United States Steel Corporation 454,480
2,843 Vulcan Materials Company 731,305
3,892 West Fraser Timber Company, Ltd. 336,853
Total 41,321,776
Real Estate  0.6%
16,848 Agree Realty Corporation 1,186,942
1,366 Alexandria Real Estate Equities,
Inc. 133,253
1,898 Alpine Income Property Trust, Inc. 31,867
5,990 American Assets Trust, Inc. 157,297
305 AvalonBay Communities, Inc. 67,091
21,393 Brixmor Property Group, Inc. 595,581
56,829 Broadstone Net Lease, Inc. 901,308
22,649 CBRE Group, Inc.
a
2,973,587
28,983 Chatham Lodging Trust 259,398
42,539 Compass, Inc.
a
248,853
30,814 CoStar Group, Inc.
a
2,205,974
1,520 Crown Castle, Inc. 137,955
20,859 CTO Realty Growth, Inc. 411,131
13,046 Curbline Properties Corporation 302,928
28,126 Cushman and Wakefield plc
a
367,888
2,116 DiamondRock Hospitality
Company 19,108
21,568 Diversified Healthcare Trust 49,606
37,485 Douglas Elliman, Inc.
a
62,600
14,688 EastGroup Properties, Inc. 2,357,277
27,353 EPR Properties 1,211,191
6,285 Equinix, Inc. 5,926,064
238,215 Essential Properties Realty Trust,
Inc. 7,451,365
1,267 Essex Property Trust, Inc. 361,653
1,028 Extra Space Storage, Inc. 153,789
12,563 Getty Realty Corporation 378,523
29,243 Global Net Lease, Inc. 213,474
6,843 Healthcare Realty Trust, Inc. 115,989
3,710 Host Hotels & Resorts, Inc. 64,999
4,935 Howard Hughes Holdings, Inc.
a
379,600
17,108 Independence Realty Trust, Inc. 339,423
39,252 Industrial Logistics Properties Trust 143,270
6,957 Innovative Industrial Properties,
Inc. 463,615
Shares Common Stock  23.9% Value
Real Estate  0.6% - continued
16,898 InvenTrust Properties Corporation $ 509,137
8,725 Invitation Homes, Inc. 278,938
3,094 Medical Properties Trust, Inc. 12,221
57,308 National Storage Affiliates Trust 2,172,546
41,403 NetSTREIT Corporation 585,852
119,599 Outfront Media, Inc. 2,121,686
5,639 Park Hotels & Resorts, Inc. 79,341
49,532 Pebblebrook Hotel Trust 671,159
7,124 Plymouth Industrial REIT, Inc. 126,807
2,975 RE/MAX Holdings, Inc.
a
31,743
22,323 Rexford Industrial Realty, Inc. 863,007
84,569 RLJ Lodging Trust 863,450
3,634 RMR Group, Inc. 75,006
1,665 Ryman Hospitality Properties 173,726
294,964 Sabra Health Care REIT, Inc. 5,108,777
5,360 Safehold, Inc. 99,053
2,029 SBA Communications Corporation 413,510
12,655 Sila Realty Trust, Inc. 307,770
75,224 STAG Industrial, Inc. 2,544,076
1,519 Sun Communities, Inc. 186,791
69,111 Tanger, Inc. 2,358,758
45,261 Terreno Realty Corporation 2,676,736
171,511 Uniti Group, Inc. 943,311
592 Universal Health Realty Income
Trust 22,028
16,897 Zillow Group, Inc., Class A
a
1,197,152
15,548 Zillow Group, Inc., Class C
a
1,151,329
Total 55,246,509
Utilities  0.3%
130,486 AES Corporation 1,679,355
5,274 Alliant Energy Corporation 311,904
1,099 American States Water Company 85,414
7,427 American Water Works Company,
Inc. 924,587
11,847 Black Hills Corporation 693,287
14,040 Brookfield Infrastructure
Corporation 561,740
9,067 California Water Service Group 411,007
9,131 CenterPoint Energy, Inc. 289,727
31,214 Clearway Energy, Inc., Class A 763,182
51,948 Clearway Energy, Inc., Class C 1,350,648
624 Constellation Energy Corporation 139,595
2,097 Duke Energy Corporation 225,931
3,476 Entergy Corporation 263,550
10,613 Essential Utilities, Inc. 385,464
6,642 Eversource Energy 381,450
42,716 Hawaiian Electric Industries, Inc.
a
415,627
115,359 NextEra Energy Partners, LP
b
2,053,390
9,349 NiSource, Inc. 343,669
2,009 Northwestern Energy Group, Inc. 107,401
4,467 Portland General Electric
Company 194,851
2,036 Public Service Enterprise Group,
Inc. 172,022
2,905 Spire, Inc. 197,046
358,655 UGI Corporation 10,124,831
17,195 Vistra Energy Corporation 2,370,675
68,973 Xcel Energy, Inc. 4,657,057
Total 29,103,410
Total Common Stock
(cost $1,353,006,794) 2,162,860,446

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 19.9% Value
Asset-Backed Securities  0.5%
Access Group, Inc.
$ 70,852
5.183%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
$ 70,599
AMSR Trust
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
1,254,818
4,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
c
4,245,798
1,750,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
1,664,002
CarVal CLO I, Ltd.
1,700,000
6.497%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
1,704,490
CMFT Net Lease Master Issuer,
LLC
1,699,926
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
1,501,691
Commonbond Student Loan Trust
101,465
4.953%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
100,094
Dryden 36 Senior Loan Fund
2,325,000
6.968%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
c,d
2,327,653
Foundation Finance Trust
774,751
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
720,262
FRTKL Trust
3,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
2,867,003
Goodgreen
1,693,113
3.860%,  10/15/2054, Ser.
2019-1A, Class A
c
1,507,432
Home Partners of America Trust
3,169,856
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
2,983,091
2,552,937
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
2,174,887
Hotwire Funding, LLC
2,200,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
2,222,125
HTAP
1,687,042
7.000%,  4/25/2037, Ser.
2024-1, Class A
c
1,674,564
HTAP Issuer Trust
1,743,139
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
1,718,191
Laurel Road Prime Student Loan
Trust
880,566
5.940%,  11/25/2043, Ser.
2018-D, Class A
c,d
819,754
MFA Trust
1,610,541
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
1,613,484
National Collegiate Trust
534,568
5.255%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
522,927
Principal
Amount Long-Term Fixed Income  19.9% Value
Asset-Backed Securities  0.5% - continued
Oak Street Investment
$ 2,112,730
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
$ 2,038,424
Renaissance Home Equity Loan
Trust
3,418,209
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
e
1,121,646
Saxon Asset Securities Trust
1,204,048
2.546%,  8/25/2035, Ser.
2004-2, Class MF2
d
1,035,757
Sunnova Hestia II Issuer, LLC
1,685,101
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
1,695,375
Unlock HEA Trust
1,618,156
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
1,607,370
1,991,165
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
1,946,675
Vericrest Opportunity Loan
Transferee
460,475
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c,e
460,139
1,146,213
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,e
1,130,101
414,665
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,e
414,808
1,004,532
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
955,957
Wind River CLO, Ltd.
1,650,000
6.879%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,d
1,651,610
Total 45,750,727
Basic Materials  0.2%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
278,000 8.625%,  6/15/2029
c
292,105
ATI, Inc.
340,000 7.250%,  8/15/2030 349,623
Avient Corporation
140,000 6.250%,  11/1/2031
c
138,094
Axalta Coating Systems Dutch
Holding B BV
230,000 7.250%,  2/15/2031
c
238,012
Cascades, Inc./Cascades USA,
Inc.
400,000 5.125%,  1/15/2026
c
395,965
Cerdia Finanz GmbH
227,000 9.375%,  10/3/2031
c
236,232
Chemours Company
452,000 5.750%,  11/15/2028
c
419,879
Cleveland-Cliffs, Inc.
179,000 5.875%,  6/1/2027 177,985
290,000 4.625%,  3/1/2029
c
269,274
219,000 6.875%,  11/1/2029
c
216,657
350,000 4.875%,  3/1/2031
c
312,428
129,000 7.375%,  5/1/2033
c
126,704
162,000 6.250%,  10/1/2040
b
139,758
Consolidated Energy Finance SA
640,000 5.625%,  10/15/2028
c
521,978

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Basic Materials  0.2% - continued
Eastman Chemical Company
$ 465,000 5.000%,  8/1/2029 $ 463,535
First Quantum Minerals, Ltd.
201,000 6.875%,  10/15/2027
c
200,046
FMC Corporation
624,000 5.150%,  5/18/2026 624,673
FMG Resources August 2006, Pty.
Ltd.
101,000 4.500%,  9/15/2027
c
97,669
162,000 5.875%,  4/15/2030
c
159,211
168,000 6.125%,  4/15/2032
c
165,948
Glencore Funding, LLC
944,000 4.000%,  3/27/2027
c
925,594
Hecla Mining Company
220,000 7.250%,  2/15/2028 221,379
Hudbay Minerals, Inc.
273,000 4.500%,  4/1/2026
c
269,100
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
192,000 9.000%,  7/1/2028
c
194,408
INEOS Finance plc
488,000 7.500%,  4/15/2029
c
499,528
International Flavors & Fragrances,
Inc.
739,000 1.230%,  10/1/2025
c
718,378
Magnera Corporation
304,000 7.250%,  11/15/2031
c
296,780
Mercer International, Inc.
192,000 5.125%,  2/1/2029 165,963
Methanex Corporation
241,000 5.125%,  10/15/2027 235,867
160,000 5.250%,  12/15/2029 154,185
Methanex US Operations, Inc.
173,000 6.250%,  3/15/2032
c
171,158
Mineral Resources, Ltd.
264,000 9.250%,  10/1/2028
c
276,981
Mosaic Company
588,000 5.375%,  11/15/2028 594,451
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
227,000 5.350%,  3/15/2034 225,852
Novelis Corporation
73,000 3.250%,  11/15/2026
c
69,533
171,000 4.750%,  1/30/2030
c
157,837
200,000 3.875%,  8/15/2031
c
172,199
SCIL IV, LLC/SCIL USA Holdings,
LLC
335,000 5.375%,  11/1/2026
c
328,102
Sherwin-Williams Company
470,000 4.800%,  9/1/2031 463,812
Smurfit Kappa Treasury, ULC
627,000 5.777%,  4/3/2054
c
621,014
SNF Group SACA
508,000 3.375%,  3/15/2030
c
445,195
SunCoke Energy, Inc.
544,000 4.875%,  6/30/2029
c
495,935
Taseko Mines, Ltd.
332,000 8.250%,  5/1/2030
c
338,887
Tronox, Inc.
166,000 4.625%,  3/15/2029
c
148,993
Principal
Amount Long-Term Fixed Income  19.9% Value
Basic Materials  0.2% - continued
WR Grace Holdings, LLC
$ 126,000 4.875%,  6/15/2027
c
$ 122,101
Total 13,859,008
Capital Goods  0.4%
Advanced Drainage Systems, Inc.
333,000 6.375%,  6/15/2030
c
333,029
AECOM
329,000 5.125%,  3/15/2027 325,842
Amsted Industries, Inc.
420,000 5.625%,  7/1/2027
c
415,955
BAE Systems plc
250,000 5.500%,  3/26/2054
c
243,377
300,000 5.250%,  3/26/2031
c
300,569
Ball Corporation
201,000 3.125%,  9/15/2031 170,599
Boeing Company
1,280,000 5.930%,  5/1/2060 1,184,395
712,000 5.040%,  5/1/2027 713,836
377,000 6.259%,  5/1/2027 385,967
444,000 6.388%,  5/1/2031 464,211
1,475,000 5.705%,  5/1/2040 1,403,285
Bombardier, Inc.
84,000 7.875%,  4/15/2027
c
84,127
435,000 6.000%,  2/15/2028
c
433,237
159,000 7.250%,  7/1/2031
c
163,973
465,000 7.000%,  6/1/2032
b,c
473,026
180,000 7.450%,  5/1/2034
c
190,091
Builders FirstSource, Inc.
330,000 5.000%,  3/1/2030
c
313,704
Camelot Return Merger Sub, Inc.
244,000 8.750%,  8/1/2028
c
233,814
Canpack SA/Canpack US, LLC
527,000 3.875%,  11/15/2029
c
474,571
Carrier Global Corporation
709,000 2.700%,  2/15/2031 615,209
Chart Industries, Inc.
507,000 7.500%,  1/1/2030
c
527,116
Clean Harbors, Inc.
327,000 6.375%,  2/1/2031
c
329,217
Clydesdale Acquisition Holdings,
Inc.
68,000 6.625%,  4/15/2029
c
68,451
313,000 6.875%,  1/15/2030
c
315,118
Cornerstone Building Brands, Inc.
85,000 9.500%,  8/15/2029
c
82,431
Crown Cork & Seal Company, Inc.
236,000 7.375%,  12/15/2026 242,124
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
510,000 6.625%,  12/15/2030
c
510,680
ESAB Corporation
132,000 6.250%,  4/15/2029
c
133,642
GFL Environmental, Inc.
175,000 3.750%,  8/1/2025
c
173,274
415,000 4.000%,  8/1/2028
c
392,961
674,000 3.500%,  9/1/2028
c
635,223
H&E Equipment Services, Inc.
553,000 3.875%,  12/15/2028
c
505,407

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Capital Goods  0.4% - continued
Herc Holdings, Inc.
$ 105,000 5.500%,  7/15/2027
c
$ 103,658
265,000 6.625%,  6/15/2029
c
268,357
Honeywell International, Inc.
903,000 4.700%,  2/1/2030 898,186
Ingersoll Rand, Inc.
658,000 5.176%,  6/15/2029 664,501
151,000 5.700%,  8/14/2033 154,513
John Deere Capital Corporation
842,000 4.400%,  9/8/2031 816,966
Lockheed Martin Corporation
550,000 5.200%,  2/15/2064 510,124
374,000 6.150%,  9/1/2036 403,040
Martin Marietta Materials, Inc.
326,000 5.150%,  12/1/2034 320,106
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
100,000 6.750%,  4/1/2032
c
100,469
MIWD Holdco II, LLC
121,000 5.500%,  2/1/2030
c
114,293
Mueller Water Products, Inc.
286,000 4.000%,  6/15/2029
c
264,229
Nesco Holdings II, Inc.
446,000 5.500%,  4/15/2029
c
413,843
New Enterprise Stone and Lime
Company, Inc.
552,000 5.250%,  7/15/2028
c
533,250
Nordson Corporation
615,000 5.600%,  9/15/2028 628,181
Northrop Grumman Corporation
1,225,000 3.850%,  4/15/2045 957,594
OI European Group BV
352,000 4.750%,  2/15/2030
c
313,364
Owens-Brockway Glass Container,
Inc.
272,000 6.625%,  5/13/2027
c
270,831
133,000 7.375%,  6/1/2032
b,c
127,169
Pactiv Evergreen Group
166,000 4.375%,  10/15/2028
c
165,867
Quanta Services, Inc.
567,000 4.750%,  8/9/2027 566,197
Regal Rexnord Corporation
770,000 6.050%,  2/15/2026 776,942
Resideo Funding, Inc.
340,000 6.500%,  7/15/2032
c
340,424
Reworld Holding Corporation
276,000 4.875%,  12/1/2029
c
255,250
Roller Bearing Company of
America, Inc.
386,000 4.375%,  10/15/2029
c
360,669
RTX Corporation
201,000 6.400%,  3/15/2054 218,601
500,000 4.125%,  11/16/2028 486,659
900,000 4.450%,  11/16/2038 800,716
859,000 4.500%,  6/1/2042 741,400
Sealed Air Corporation/Sealed Air
Corporation (US)
260,000 6.125%,  2/1/2028
c
260,865
Smyrna Ready Mix Concrete, LLC
472,000 8.875%,  11/15/2031
c
494,871
Principal
Amount Long-Term Fixed Income  19.9% Value
Capital Goods  0.4% - continued
Sonoco Products Company
$ 602,000 4.600%,  9/1/2029 $ 586,245
Spirit AeroSystems, Inc.
172,000 3.850%,  6/15/2026 167,859
102,000 9.750%,  11/15/2030
c
112,874
SRM Escrow Issuer, LLC
130,000 6.000%,  11/1/2028
c
126,798
Standard Building Solutions, Inc.
185,000 6.500%,  8/15/2032
c
185,296
Standard Industries, Inc./NY
162,000 4.750%,  1/15/2028
c
155,034
162,000 3.375%,  1/15/2031
c
138,900
Textron, Inc.
1,010,000 3.375%,  3/1/2028 960,140
Trane Technologies Financing, Ltd.
401,000 5.100%,  6/13/2034 396,475
TransDigm, Inc.
395,000 6.750%,  8/15/2028
c
398,446
569,000 7.125%,  12/1/2031
c
582,635
463,000 6.625%,  3/1/2032
c
467,179
424,000 6.000%,  1/15/2033
c
415,544
Trivium Packaging Finance
233,000 5.500%,  8/15/2026
c
229,663
United Rentals North America, Inc.
525,000 4.875%,  1/15/2028 510,945
430,000 4.000%,  7/15/2030 391,438
Veralto Corporation
619,000 5.350%,  9/18/2028 626,912
WESCO Distribution, Inc.
319,000 7.250%,  6/15/2028
c
324,364
166,000 6.375%,  3/15/2029
c
168,219
116,000 6.625%,  3/15/2032
c
117,899
Total 33,232,461
Collateralized Mortgage Obligations  0.8%
A&D Mortgage Trust
1,679,092
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
1,692,129
Alternative Loan Trust
506,146
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 262,470
Arroyo Mortgage Trust
3,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
c,e
2,689,823
BINOM Securitization Trust
1,062,371
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
934,223
CHNGE Mortgage Trust
1,419,941
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
1,437,401
2,112,213
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,e
2,103,521
Citicorp Mortgage Securities, Inc.
1,411,198
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,240,539
COLT Mortgage Loan Trust
2,079,791
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
1,824,178

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Collateralized Mortgage Obligations  0.8% -
continued
Countrywide Alternative Loan Trust
$ 670,606
4.160%,  10/25/2035, Ser.
2005-43, Class 4A1
d
$ 540,440
1,637,904
7.000%,  10/25/2037, Ser.
2007-24, Class A10 556,827
Countrywide Home Loans, Inc.
336,626
5.750%,  4/25/2037, Ser.
2007-3, Class A27 153,244
CSMC Trust
1,123,457
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,d
1,123,560
1,189,054
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
998,933
Federal Home Loan Mortgage
Corporation - REMIC
3,208,479
4.000%,  1/25/2051, Ser.
5249, Class LA 3,103,343
2,000,000
5.000%,  1/25/2055, Ser.
5490, Class LB 1,836,399
4,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 4,098,882
779,401
3.000%,  2/15/2033, Ser.
4170, Class IG
g
55,196
1,554,228
3.000%,  3/15/2033, Ser.
4180, Class PI
g
135,532
2,866,695
4.500%,  10/15/2033, Ser.
2695, Class BH 2,831,564
3,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,333,406
Federal National Mortgage
Association - REMIC
3,137,862
4.500%,  6/25/2052, Ser.
2022-43, Class MA 3,076,219
3,185,250
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 2,513,140
1,182,810
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
30,130
Flagstar Mortgage Trust
1,304,375
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
1,148,858
GCAT Trust
1,743,232
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
1,553,481
3,057,365
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
3,049,125
GS Mortgage-Backed Securities
Trust
2,637,453
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
2,194,751
J.P. Morgan Mortgage Trust
2,656,268
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
2,124,704
1,688,428
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
1,384,790
LHOME Mortgage Trust
1,650,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
1,673,526
1,125,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
c,e
1,136,269
Mello Mortgage Capital
Acceptance
2,631,878
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
2,101,905
Principal
Amount Long-Term Fixed Income  19.9% Value
Collateralized Mortgage Obligations  0.8% -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 339,178
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 117,016
New Residential Mortgage Loan
Trust
5,731,166
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
4,577,098
OBX Trust
1,550,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
1,386,564
Palisades Mortgage Loan Trust
1,638,668
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
1,631,367
PRPM, LLC
1,600,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
1,473,466
Residential Accredit Loans, Inc.
Trust
602,896
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 519,148
Roc Mortgage Trust
860,486
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,d
860,486
Saluda Grade Alternative
Mortgage Trust
2,500,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
2,524,512
2,000,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
2,012,137
Sequoia Mortgage Trust
565,845
3.972%,  9/20/2046, Ser.
2007-1, Class 4A1
d
379,395
TRK Trust
1,726,607
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
1,483,486
TVC Mortgage Trust
1,700,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
1,687,461
Vericrest Opportunity Loan
Transferee
520,966
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,e
520,830
Verus Securitization Trust
943,610
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
824,034
Total 71,935,508
Commercial Mortgage-Backed Securities  0.2%
BANK 2022-BNK39
39,696,685
0.419%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,g
975,669
BBCMS Mortgage Trust
17,911,166
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
d,g
1,266,416
18,394,966
1.809%,  10/15/2053, Ser.
2020-C8, Class XA
d,g
1,353,544

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Commercial Mortgage-Backed Securities  0.2%
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 5,950,000
5.180%,  3/25/2029, Ser.
K520, Class A2
d
$ 6,039,636
2,000,000
4.791%,  9/25/2029, Ser.
K529, Class A2
f
1,999,958
3,250,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
f
3,129,948
Morgan Stanley Capital I Trust
17,605,470
1.783%,  7/15/2053, Ser.
2020-HR8, Class XA
d,g
1,354,938
ROCK Trust
1,450,000
5.388%,  11/13/2041, Ser.
2024-CNTR, Class A
c
1,445,958
Total 17,566,067
Communications Services  0.6%
AMC Networks, Inc.
398,000 10.250%,  1/15/2029
c
422,588
American Tower Corporation
340,000 3.375%,  10/15/2026 332,101
619,000 5.800%,  11/15/2028 635,460
793,000 2.900%,  1/15/2030 714,160
440,000 5.000%,  1/31/2030 437,467
412,000 5.650%,  3/15/2033 417,290
AppLovin Corporation
624,000 5.500%,  12/1/2034 619,350
AT&T, Inc.
630,000 5.700%,  3/1/2057 604,639
923,000 3.650%,  6/1/2051 651,847
1,282,000 3.500%,  9/15/2053 863,223
621,000 5.400%,  2/15/2034 623,487
1,265,000 4.900%,  8/15/2037 1,192,881
CCO Holdings, LLC/CCO Holdings
Capital Corporation
900,000 5.125%,  5/1/2027
c
884,358
74,000 5.000%,  2/1/2028
c
71,328
329,000 6.375%,  9/1/2029
c
326,188
750,000 4.750%,  3/1/2030
c
684,875
271,000 4.250%,  2/1/2031
c
236,183
519,000 4.750%,  2/1/2032
c
455,515
168,000 4.500%,  6/1/2033
c
141,353
589,000 4.250%,  1/15/2034
c
477,850
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
2,120,000 4.200%,  3/15/2028 2,049,337
688,000 6.100%,  6/1/2029 701,297
1,400,000 3.500%,  6/1/2041 959,351
Clear Channel Outdoor Holdings,
Inc.
424,000 7.875%,  4/1/2030
c
436,378
Clear Channel Worldwide
Holdings, Inc.
330,000 5.125%,  8/15/2027
c
317,647
Comcast Corporation
923,000 5.350%,  5/15/2053 854,360
640,000 4.400%,  8/15/2035 589,637
1,090,000 4.750%,  3/1/2044 950,955
Principal
Amount Long-Term Fixed Income  19.9% Value
Communications Services  0.6% - continued
Connect Finco SARL/Connect US
Finco, LLC
$ 169,000 9.000%,  9/15/2029
c
$ 153,926
Crown Castle, Inc.
642,000 4.900%,  9/1/2029 634,870
Deluxe Corporation
265,000 8.125%,  9/15/2029
c
268,715
Deutsche Telekom International
Finance BV
1,535,000 8.750%,  6/15/2030 1,783,441
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
1,115,000 5.875%,  8/15/2027
c
1,086,343
Frontier Communications
Holdings, LLC
567,000 5.875%,  10/15/2027
c
565,203
GCI, LLC
347,000 4.750%,  10/15/2028
c
324,073
Gray Television, Inc.
173,000 10.500%,  7/15/2029
c
172,988
Iliad Holding SASU
433,000 8.500%,  4/15/2031
c
460,350
246,000 7.000%,  4/15/2032
c
247,245
Intelsat Jackson Holdings SA
426,000 6.500%,  3/15/2030
c
392,931
Lamar Media Corporation
274,000 3.625%,  1/15/2031 241,149
LCPR Senior Secured Financing
DAC
679,000 6.750%,  10/15/2027
c
614,359
Level 3 Financing, Inc.
87,000 3.625%,  1/15/2029
b,c
69,165
160,880 10.500%,  4/15/2029
c
179,285
160,879 11.000%,  11/15/2029
c
180,976
243,000 10.500%,  5/15/2030
c
264,627
82,000 10.750%,  12/15/2030
c
91,483
200,000 4.000%,  4/15/2031
c
157,500
Lumen Technologies, Inc.
95,601 4.125%,  4/15/2030
c
85,162
McGraw-Hill Education, Inc.
488,000 5.750%,  8/1/2028
c
476,465
Meta Platforms, Inc.
462,000 5.600%,  5/15/2053 461,885
905,000 5.400%,  8/15/2054 876,371
895,000 4.550%,  8/15/2031 880,646
238,000 3.850%,  8/15/2032 221,184
Netflix, Inc.
552,000 5.375%,  11/15/2029
c
562,626
500,000 4.875%,  6/15/2030
c
497,776
News Corporation
272,000 3.875%,  5/15/2029
c
252,317
Nexstar Media, Inc.
199,000 5.625%,  7/15/2027
c
194,096
258,000 4.750%,  11/1/2028
b,c
240,554
Omnicom Group, Inc.
435,000 4.200%,  6/1/2030 417,883
Optics Bidco SPA
563,000 6.000%,  9/30/2034
c
540,502
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
46,000 4.625%,  3/15/2030
c
42,507

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Communications Services  0.6% - continued
Paramount Global
$ 140,000 6.375%,  3/30/2062
d
$ 135,322
Playtika Holding Corporation
428,000 4.250%,  3/15/2029
c
387,983
Rogers Communications, Inc.
760,000 5.000%,  2/15/2029 755,157
997,000 5.300%,  2/15/2034 971,738
Sirius XM Radio, LLC
685,000 5.000%,  8/1/2027
c
666,181
365,000 4.000%,  7/15/2028
c
336,295
Sprint Capital Corporation
1,553,000 8.750%,  3/15/2032 1,854,132
Take-Two Interactive Software, Inc.
422,000 5.600%,  6/12/2034 425,102
TEGNA, Inc.
530,000 4.625%,  3/15/2028 500,851
Telenet Finance Luxembourg
Notes SARL
600,000 5.500%,  3/1/2028
c
582,732
T-Mobile USA, Inc.
1,539,000 3.600%,  11/15/2060 1,015,636
916,000 4.850%,  1/15/2029 910,844
1,100,000 4.375%,  4/15/2040 953,489
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
75,000 10.500%,  2/15/2028
c
79,971
504,000 4.750%,  4/15/2028
c
472,367
Univision Communications, Inc.
66,000 8.000%,  8/15/2028
c
67,196
554,000 4.500%,  5/1/2029
c
495,873
244,000 7.375%,  6/30/2030
c
233,423
86,000 8.500%,  7/31/2031
c
84,323
Urban One, Inc.
99,000 7.375%,  2/1/2028
c
61,627
Verizon Communications, Inc.
923,000 3.000%,  11/20/2060 534,061
2,689,000 2.650%,  11/20/2040 1,838,583
1,400,000 3.400%,  3/22/2041 1,058,807
Viasat, Inc.
173,000 5.625%,  4/15/2027
c
167,449
Virgin Media Finance plc
206,000 5.000%,  7/15/2030
c
174,348
Virgin Media Secured Finance plc
417,000 5.500%,  5/15/2029
c
391,123
VMED O2 UK Financing I plc
195,000 4.750%,  7/15/2031
c
167,637
171,000 7.750%,  4/15/2032
c
172,345
Vodafone Group plc
244,000 5.125%,  6/4/2081
d
185,400
664,000 5.750%,  6/28/2054 640,407
VZ Secured Financing BV
462,000 5.000%,  1/15/2032
c
408,619
Warnermedia Holdings, Inc.
1,491,000 4.054%,  3/15/2029 1,387,300
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
226,000 8.250%,  10/1/2031
c
233,418
Zegona Finance plc
303,000 8.625%,  7/15/2029
c
321,190
Principal
Amount Long-Term Fixed Income  19.9% Value
Communications Services  0.6% - continued
Ziggo Bond Company BV
$ 196,000 5.125%,  2/28/2030
c
$ 176,597
Ziggo BV
177,000 4.875%,  1/15/2030
c
162,635
Total 50,299,869
Consumer Cyclical  0.6%
1011778 B.C., ULC/New Red
Finance, Inc.
117,000 3.875%,  1/15/2028
c
110,643
259,000 4.375%,  1/15/2028
c
247,400
175,000 6.125%,  6/15/2029
c
175,643
301,000 5.625%,  9/15/2029
c
296,491
Adient Global Holdings, Ltd.
112,000 8.250%,  4/15/2031
c
114,209
ADT Security Corporation
266,000 4.125%,  8/1/2029
c
244,568
266,000 4.875%,  7/15/2032
c
244,132
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
405,000 4.625%,  6/1/2028
c
382,925
355,000 4.625%,  6/1/2028
c
334,326
Allison Transmission, Inc.
131,000 3.750%,  1/30/2031
c
115,902
Amazon.com, Inc.
521,000 3.875%,  8/22/2037 460,132
American Axle & Manufacturing,
Inc.
462,000 5.000%,  10/1/2029
b
421,885
American Honda Finance
Corporation
893,000 5.050%,  7/10/2031 884,233
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
89,000 7.000%,  4/15/2030
b,c
78,956
Arko Corporation
328,000 5.125%,  11/15/2029
b,c
298,387
Asbury Automotive Group, Inc.
282,000 5.000%,  2/15/2032
c
257,245
Ashton Woods USA, LLC/Ashton
Woods Finance Company
320,000 4.625%,  8/1/2029
c
294,404
91,000 4.625%,  4/1/2030
c
82,571
Aston Martin Capital Holdings, Ltd.
294,000 10.000%,  3/31/2029
c
287,005
Beazer Homes USA, Inc.
279,000 7.500%,  3/15/2031
c
283,346
Belron UK Finance plc
342,000 5.750%,  10/15/2029
c
338,481
BorgWarner, Inc.
381,000 4.950%,  8/15/2029 378,888
Boyd Gaming Corporation
490,000 4.750%,  6/15/2031
c
453,338
Boyne USA, Inc.
265,000 4.750%,  5/15/2029
c
251,210
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
244,000 4.875%,  2/15/2030
c
220,349

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Consumer Cyclical  0.6% - continued
Caesars Entertainment, Inc.
$ 734,000 4.625%,  10/15/2029
b,c
$ 687,213
199,000 6.500%,  2/15/2032
c
199,898
184,000 6.000%,  10/15/2032
c
177,407
Carnival Corporation
323,000 7.625%,  3/1/2026
c
323,472
797,000 5.750%,  3/1/2027
c
795,242
388,000 4.000%,  8/1/2028
c
367,741
328,000 6.000%,  5/1/2029
c
327,224
Carvana Company
134,928
0.000%,PIK 12.000%,
12/1/2028
c,h
144,071
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
80,000 5.375%,  4/15/2027 79,150
399,000 5.250%,  7/15/2029 383,513
Choice Hotels International, Inc.
179,000 3.700%,  12/1/2029 166,195
Churchill Downs, Inc.
325,000 4.750%,  1/15/2028
c
313,506
202,000 6.750%,  5/1/2031
c
204,185
Clarios Global, LP/Clarios US
Finance Company, Inc.
226,000 6.750%,  5/15/2028
c
230,133
Crocs, Inc.
163,000 4.250%,  3/15/2029
c
150,678
Cushman & Wakefield US
Borrower, LLC
80,000 6.750%,  5/15/2028
c
80,073
Daimler Trucks Finance North
America, LLC
964,000 2.000%,  12/14/2026
c
913,432
Dana, Inc.
161,000 5.625%,  6/15/2028 158,817
244,000 4.250%,  9/1/2030 227,084
240,000 4.500%,  2/15/2032
b
220,123
eG Global Finance plc
80,000 12.000%,  11/30/2028
c
89,464
Expedia Group, Inc.
1,398,000 3.250%,  2/15/2030 1,289,061
Ford Motor Credit Company, LLC
500,000 2.300%,  2/10/2025 498,333
618,000 5.850%,  5/17/2027 624,628
929,000 2.900%,  2/10/2029 831,973
780,000 7.122%,  11/7/2033 814,072
Forestar Group, Inc.
168,000 3.850%,  5/15/2026
c
163,433
Gap, Inc.
116,000 3.625%,  10/1/2029
c
104,163
193,000 3.875%,  10/1/2031
c
166,890
Garrett Motion Holdings, Inc./
Garrett LX I SARL
318,000 7.750%,  5/31/2032
c
322,622
General Motors Company
506,000 6.125%,  10/1/2025 509,895
General Motors Financial
Company, Inc.
298,000 5.400%,  5/8/2027 301,114
1,067,000 5.800%,  1/7/2029 1,088,480
840,000 4.900%,  10/6/2029 827,432
Principal
Amount Long-Term Fixed Income  19.9% Value
Consumer Cyclical  0.6% - continued
$ 584,000 5.600%,  6/18/2031 $ 586,922
Genting New York, LLC/GENNY
Capital, Inc.
276,000 7.250%,  10/1/2029
c
284,378
GLP Capital, LP
1,153,000 5.750%,  6/1/2028 1,163,521
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
161,000 3.500%,  3/1/2029
c
147,084
Goodyear Tire & Rubber Company
161,000 4.875%,  3/15/2027 155,552
170,000 5.000%,  7/15/2029
b
156,106
Group 1 Automotive, Inc.
127,000 6.375%,  1/15/2030
c
127,254
Hanesbrands, Inc.
187,000 4.875%,  5/15/2026
c
184,097
93,000 9.000%,  2/15/2031
c
99,127
Harley-Davidson Financial
Services, Inc.
612,000 5.950%,  6/11/2029
c
612,686
Hilton Domestic Operating
Company, Inc.
738,000 4.875%,  1/15/2030 707,896
80,000 4.000%,  5/1/2031
c
71,947
470,000 3.625%,  2/15/2032
c
408,278
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
573,000 5.000%,  6/1/2029
c
539,932
Home Depot, Inc.
505,000 5.400%,  9/15/2040 504,134
1,140,000 4.250%,  4/1/2046 948,269
970,000 3.900%,  6/15/2047 758,855
Hyundai Capital America
1,150,000 1.800%,  1/10/2028
c
1,041,695
579,000 5.300%,  6/24/2029
c
580,592
International Game Technology plc
600,000 5.250%,  1/15/2029
c
585,333
Jacobs Entertainment, Inc.
274,000 6.750%,  2/15/2029
c
264,423
Jaguar Land Rover Automotive plc
193,000 5.500%,  7/15/2029
c
187,238
KB Home
450,000 4.800%,  11/15/2029 424,240
96,000 4.000%,  6/15/2031 84,756
L Brands, Inc.
780,000 6.625%,  10/1/2030
c
785,607
270,000 6.875%,  11/1/2035 276,268
Las Vegas Sands Corporation
436,000 5.900%,  6/1/2027 442,313
LGI Homes, Inc.
173,000 7.000%,  11/15/2032
c
171,294
Life Time, Inc.
242,000 6.000%,  11/15/2031
c
239,581
Light & Wonder International, Inc.
285,000 7.250%,  11/15/2029
c
290,739
Live Nation Entertainment, Inc.
179,000 4.750%,  10/15/2027
c
173,055
Lowe's Companies, Inc.
616,000 5.625%,  4/15/2053 591,968
1,290,000 2.625%,  4/1/2031 1,120,456

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Consumer Cyclical  0.6% - continued
Macy's Retail Holdings, LLC
$ 324,000 5.875%,  4/1/2029
c
$ 316,292
161,000 6.125%,  3/15/2032
c
151,145
188,000 4.500%,  12/15/2034 156,458
Marriott International, Inc./MD
1,025,000 4.625%,  6/15/2030 1,005,925
Match Group Holdings II, LLC
187,000 4.125%,  8/1/2030
c
165,637
Mattamy Group Corporation
376,000 5.250%,  12/15/2027
c
367,631
McDonald's Corporation
1,084,000 4.450%,  3/1/2047 909,792
Melco Resorts Finance, Ltd.
446,000 5.375%,  12/4/2029
c
407,157
415,000 7.625%,  4/17/2032
c
416,487
MGM Resorts International
168,000 4.625%,  9/1/2026 165,681
175,000 6.125%,  9/15/2029 174,780
Michaels Companies, Inc.
236,000 5.250%,  5/1/2028
c
178,182
NCL Corporation, Ltd.
197,000 5.875%,  3/15/2026
c
196,733
442,000 5.875%,  2/15/2027
c
440,618
Nordstrom, Inc.
108,000 4.375%,  4/1/2030 98,057
231,000 4.250%,  8/1/2031 202,022
Parkland Corporation
174,000 6.625%,  8/15/2032
c
172,191
PENN Entertainment, Inc.
405,000 4.125%,  7/1/2029
b,c
363,166
PetSmart, Inc./PetSmart Finance
Corporation
560,000 4.750%,  2/15/2028
c
528,357
166,000 7.750%,  2/15/2029
c
160,466
Phinia, Inc.
249,000 6.625%,  10/15/2032
c
247,652
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
522,000 5.750%,  4/15/2026
c
521,708
QVC, Inc.
102,000 6.875%,  4/15/2029
b,c
82,995
Rakuten Group, Inc.
241,000 11.250%,  2/15/2027
c
262,697
280,000 9.750%,  4/15/2029
c
303,065
300,000 8.125%,  12/15/2029
c,d,i
295,665
Raven Acquisition Holdings, LLC
172,000 6.875%,  11/15/2031
c
170,275
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
200,000 4.625%,  4/16/2029
c
179,970
Royal Caribbean Cruises, Ltd.
880,000 4.250%,  7/1/2026
c
863,393
112,000 5.625%,  9/30/2031
c
110,170
127,000 6.000%,  2/1/2033
c
126,698
S&S Holdings, LLC
152,000 8.375%,  10/1/2031
c
153,075
Saks Global Enterprises, LLC
370,000 11.000%,  12/15/2029
c
356,399
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
57,000 6.625%,  3/1/2030
c
54,545
Principal
Amount Long-Term Fixed Income  19.9% Value
Consumer Cyclical  0.6% - continued
SeaWorld Parks and
Entertainment, Inc.
$ 389,000 5.250%,  8/15/2029
c
$ 371,297
Service Corporation International/
US
161,000 3.375%,  8/15/2030 140,875
117,000 4.000%,  5/15/2031 104,259
262,000 5.750%,  10/15/2032 254,136
Six Flags Entertainment
Corporation
81,000 7.250%,  5/15/2031
c
82,728
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
80,000 6.625%,  5/1/2032
c
81,081
Six Flags Theme Parks, Inc.
99,000 7.000%,  7/1/2025
b,c
98,907
Sonic Automotive, Inc.
203,000 4.875%,  11/15/2031
c
182,130
Staples, Inc.
332,000 10.750%,  9/1/2029
c
326,617
Station Casinos, LLC
381,000 4.625%,  12/1/2031
c
341,297
Target Corporation
923,000 2.950%,  1/15/2052 588,272
Tenneco, Inc.
354,000 8.000%,  11/17/2028
c
329,931
Toyota Motor Credit Corporation
291,000 4.800%,  1/5/2034 282,719
Uber Technologies, Inc.
553,000 5.350%,  9/15/2054 514,240
663,000 4.800%,  9/15/2034 634,537
VICI Properties, LP/VICI Note
Company, Inc.
1,023,000 4.625%,  6/15/2025
c
1,018,978
276,000 5.750%,  2/1/2027
c
278,373
452,000 4.125%,  8/15/2030
c
419,983
Victoria's Secret & Company
496,000 4.625%,  7/15/2029
c
452,070
Victra Holdings, LLC/Victra
Finance Corporation
118,000 8.750%,  9/15/2029
c
123,371
Viking Cruises, Ltd.
823,000 5.875%,  9/15/2027
c
816,819
Walgreens Boots Alliance, Inc.
281,000 3.200%,  4/15/2030 225,800
Walmart, Inc.
796,000 4.500%,  9/9/2052 694,337
WASH Multifamily Acquisition, Inc.
251,000 5.750%,  4/15/2026
c
249,059
Wyndham Hotels & Resorts, Inc.
249,000 4.375%,  8/15/2028
c
236,690
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
151,000 5.125%,  10/1/2029
c
144,624
388,000 7.125%,  2/15/2031
c
404,067
Yum! Brands, Inc.
630,000 4.750%,  1/15/2030
c
602,490
ZF North America Capital, Inc.
280,000 7.125%,  4/14/2030
c
274,867

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Consumer Cyclical  0.6% - continued
$ 172,000 6.750%,  4/23/2030
c
$ 165,453
Total 56,498,073
Consumer Non-Cyclical  0.6%
1375209 B.C., Ltd.
161,000 9.000%,  1/30/2028
b,c
160,872
Abbott Laboratories
892,000 4.750%,  11/30/2036 861,713
175,000 6.000%,  4/1/2039 188,162
AbbVie, Inc.
300,000 5.400%,  3/15/2054 288,767
1,322,000 4.500%,  5/14/2035 1,238,025
683,000 5.350%,  3/15/2044 665,791
AdaptHealth, LLC
716,000 4.625%,  8/1/2029
c
643,900
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
510,000 4.625%,  1/15/2027
c
499,297
540,000 3.500%,  3/15/2029
c
491,487
Altria Group, Inc.
619,000 6.875%,  11/1/2033 671,522
Amgen, Inc.
900,000 4.200%,  2/22/2052 694,968
919,000 5.600%,  3/2/2043 893,384
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,231,000 4.700%,  2/1/2036 1,167,626
Anheuser-Busch InBev Worldwide,
Inc.
765,000 5.550%,  1/23/2049 752,485
Archer-Daniels-Midland Company
1,188,000 2.700%,  9/15/2051 711,799
AstraZeneca plc
1,600,000 3.000%,  5/28/2051 1,046,234
B&G Foods, Inc.
173,000 8.000%,  9/15/2028
c
177,839
BAT Capital Corporation
620,000 7.079%,  8/2/2043 669,845
Bausch + Lomb Corporation
103,000 8.375%,  10/1/2028
c
106,605
Bausch Health Companies, Inc.
363,000 5.500%,  11/1/2025
c
353,995
379,000 4.875%,  6/1/2028
c
303,200
196,000 11.000%,  9/30/2028
c
186,200
Becton, Dickinson and Company
324,000 3.794%,  5/20/2050 239,150
900,000 3.700%,  6/6/2027 878,704
BellRing Brands, Inc.
286,000 7.000%,  3/15/2030
c
292,914
Bristol-Myers Squibb Company
1,543,000 3.550%,  3/15/2042 1,192,731
Bunge, Ltd. Finance Corporation
221,000 4.650%,  9/17/2034 208,618
Campbell's Company
584,000 5.400%,  3/21/2034 581,075
Cargill, Inc.
930,000 3.125%,  5/25/2051
c
611,198
Principal
Amount Long-Term Fixed Income  19.9% Value
Consumer Non-Cyclical  0.6% - continued
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
$ 152,000 9.500%,  10/15/2029
c
$ 149,402
Cencora, Inc.
524,000 5.150%,  2/15/2035 510,829
Central Garden & Pet Company
225,000 4.125%,  10/15/2030 202,079
Champ Acquisition Corporation
138,000 8.375%,  12/1/2031
c
140,771
Charles River Laboratories
International, Inc.
193,000 4.000%,  3/15/2031
c
171,688
Cheplapharm Arzneimittel GmbH
70,000 5.500%,  1/15/2028
c
63,406
CHS/Community Health Systems,
Inc.
376,000 5.625%,  3/15/2027
c
360,854
118,000 8.000%,  12/15/2027
b,c
117,783
499,000 6.000%,  1/15/2029
c
446,808
220,000 4.750%,  2/15/2031
c
170,710
232,000 10.875%,  1/15/2032
c
239,361
Conagra Brands, Inc.
1,072,000 1.375%,  11/1/2027 973,227
Concentra Escrow Issuer
Corporation
146,000 6.875%,  7/15/2032
c
149,060
Constellation Brands, Inc.
775,000 3.600%,  2/15/2028 744,545
501,000 2.875%,  5/1/2030 447,661
CVS Health Corporation
601,000 4.780%,  3/25/2038 519,668
1,286,000 6.000%,  6/1/2044 1,216,121
DaVita, Inc.
189,000 3.750%,  2/15/2031
c
163,534
332,000 6.875%,  9/1/2032
c
334,545
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
c
371,955
Eli Lilly & Company
459,000 4.950%,  2/27/2063 411,774
Embecta Corporation
200,000 5.000%,  2/15/2030
b,c
184,213
158,000 6.750%,  2/15/2030
c
149,666
Encompass Health Corporation
256,000 4.500%,  2/1/2028 247,019
Endo Finance Holdings, Inc.
161,000 8.500%,  4/15/2031
b,c
170,585
Energizer Holdings, Inc.
425,000 4.750%,  6/15/2028
c
404,983
Fortrea Holdings, Inc.
264,000 7.500%,  7/1/2030
b,c
264,438
GE HealthCare Technologies, Inc.
659,000 6.377%,  11/22/2052 708,405
General Mills, Inc.
246,000 4.950%,  3/29/2033 239,989
HCA, Inc.
1,059,000 3.500%,  9/1/2030 961,784
444,000 5.450%,  9/15/2034 432,763
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
343,000 7.875%,  9/1/2025
c
342,515

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Consumer Non-Cyclical  0.6% - continued
HLF Financing SARL, LLC/
Herbalife International, Inc.
$ 175,000 12.250%,  4/15/2029
c
$ 182,844
189,000 4.875%,  6/1/2029
c
132,300
Illumina, Inc.
420,000 4.650%,  9/9/2026 418,361
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
c
1,511,781
Jazz Securities DAC
111,000 4.375%,  1/15/2029
c
104,659
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
612,000 5.500%,  1/15/2030 610,873
132,000 3.625%,  1/15/2032 116,483
845,000 3.000%,  5/15/2032 703,429
Johnson & Johnson
611,000 5.250%,  6/1/2054 596,639
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
312,000 9.000%,  2/15/2029
c
323,693
Keurig Dr Pepper, Inc.
1,229,000 5.200%,  3/15/2031 1,240,360
Kimberly-Clark Corporation
900,000 3.900%,  5/4/2047 702,709
Kraft Heinz Foods Company
638,000 4.375%,  6/1/2046 516,558
Lamb Weston Holdings, Inc.
176,000 4.125%,  1/31/2030
c
160,922
177,000 4.375%,  1/31/2032
c
160,157
LifePoint Health, Inc.
315,000 9.875%,  8/15/2030
c
339,871
208,000 11.000%,  10/15/2030
c
228,314
Medline Borrower, LP/Medline Co-
Issuer, Inc.
201,000 6.250%,  4/1/2029
c
203,119
Medtronic, Inc.
923,000 4.375%,  3/15/2035 866,287
Mozart Debt Merger Sub, Inc.
485,000 3.875%,  4/1/2029
c
449,104
535,000 5.250%,  10/1/2029
c
516,309
MPH Acquisition Holdings, LLC
161,000 5.500%,  9/1/2028
c
138,020
Newell Brands, Inc.
166,000 6.375%,  9/15/2027
b
166,573
165,000 6.625%,  9/15/2029
b
167,790
104,000 6.375%,  5/15/2030 104,171
Novartis Capital Corporation
516,000 4.700%,  9/18/2054 455,106
Organon & Company/Organon
Foreign Debt Co-Issuer BV
229,000 4.125%,  4/30/2028
c
215,142
642,000 5.125%,  4/30/2031
c
577,036
Owens & Minor, Inc.
286,000 6.625%,  4/1/2030
b,c
268,165
PepsiCo, Inc.
610,000 4.200%,  7/18/2052 496,589
Performance Food Group, Inc.
367,000 4.250%,  8/1/2029
c
340,515
234,000 6.125%,  9/15/2032
c
233,989
Principal
Amount Long-Term Fixed Income  19.9% Value
Consumer Non-Cyclical  0.6% - continued
Perrigo Finance Unlimited
Company
$ 284,000 4.900%,  6/15/2030 $ 266,179
153,000 6.125%,  9/30/2032 149,608
Pfizer Investment Enterprises,
Private Ltd.
1,386,000 5.300%,  5/19/2053 1,297,743
611,000 5.110%,  5/19/2043 573,556
Philip Morris International, Inc.
619,000 5.500%,  9/7/2030 633,785
299,000 5.125%,  2/13/2031 299,022
923,000 5.375%,  2/15/2033 924,787
758,000 4.900%,  11/1/2034 728,382
Post Holdings, Inc.
241,000 4.625%,  4/15/2030
c
222,262
397,000 4.500%,  9/15/2031
c
355,650
227,000 6.250%,  10/15/2034
b,c
221,130
Prime Healthcare Services, Inc.
255,000 9.375%,  9/1/2029
c
248,041
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
c
946,710
Royalty Pharma plc
546,000 5.150%,  9/2/2029 544,467
Simmons Foods, Inc.
649,000 4.625%,  3/1/2029
c
599,736
Sotera Health Holdings, LLC
171,000 7.375%,  6/1/2031
c
173,240
Spectrum Brands, Inc.
42,000 3.875%,  3/15/2031
c
36,143
Star Parent, Inc.
179,000 9.000%,  10/1/2030
c
185,909
Sysco Corporation
935,000 6.600%,  4/1/2040 1,008,439
Takeda Pharmaceutical Company,
Ltd.
290,000 5.650%,  7/5/2054 279,899
925,000 3.175%,  7/9/2050 599,225
600,000 5.650%,  7/5/2044 589,648
Tenet Healthcare Corporation
990,000 5.125%,  11/1/2027 969,579
439,000 4.375%,  1/15/2030 407,746
407,000 6.750%,  5/15/2031 411,168
Teva Pharmaceutical Finance
Company, LLC
168,000 6.150%,  2/1/2036 168,331
Teva Pharmaceutical Finance
Netherlands III BV
390,000 3.150%,  10/1/2026 374,750
US Acute Care Solutions, LLC
310,000 9.750%,  5/15/2029
c
315,924
Viterra Finance BV
774,000 3.200%,  4/21/2031
c
675,643
Wyeth, LLC
619,000 6.500%,  2/1/2034 673,565
Zoetis, Inc.
1,451,000 4.700%,  2/1/2043 1,289,487
Total 58,207,869

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Energy  0.5%
Aethon United BR, LP/Aethon
United Finance Corporation
$ 152,000 7.500%,  10/1/2029
c
$ 155,446
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
352,000 5.375%,  6/15/2029
c
342,786
Archrock Partners, LP/Archrock
Partners Finance Corporation
244,000 6.250%,  4/1/2028
c
242,699
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
332,000 8.250%,  12/31/2028
c
338,916
166,000 5.875%,  6/30/2029
c
161,662
Baytex Energy Corporation
339,000 8.500%,  4/30/2030
c
346,362
80,000 7.375%,  3/15/2032
c
77,952
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
266,000 7.000%,  7/15/2029
c
271,678
BP Capital Markets America, Inc.
1,637,000 2.939%,  6/4/2051 1,013,459
Buckeye Partners, LP
228,000 4.500%,  3/1/2028
c
216,332
153,000 6.875%,  7/1/2029
c
154,854
California Resources Corporation
199,000 8.250%,  6/15/2029
c
201,795
Canadian Natural Resources, Ltd.
273,000 5.000%,  12/15/2029
c
269,958
437,000 2.950%,  7/15/2030 388,120
Cheniere Energy Partners, LP
2,461,000 4.500%,  10/1/2029 2,382,689
Cheniere Energy, Inc.
170,000 5.650%,  4/15/2034 170,976
Civitas Resources, Inc.
232,000 8.375%,  7/1/2028
c
240,948
432,000 8.750%,  7/1/2031
c
450,374
CNX Resources Corporation
196,000 6.000%,  1/15/2029
c
192,192
Columbia Pipelines Holding
Company, LLC
613,000 6.042%,  8/15/2028
c
627,669
Columbia Pipelines Operating
Company, LLC
153,000 5.927%,  8/15/2030
c
157,485
Comstock Resources, Inc.
322,000 6.750%,  3/1/2029
c
313,018
410,000 5.875%,  1/15/2030
c
382,374
ConocoPhillips Company
831,000 4.850%,  1/15/2032 814,252
Continental Resources, Inc.
1,076,000 2.268%,  11/15/2026
c
1,021,518
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
377,000 5.500%,  6/15/2031
c
360,083
Crescent Energy Finance, LLC
497,000 7.625%,  4/1/2032
c
494,443
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
360,000 8.625%,  3/15/2029
c
372,217
Principal
Amount Long-Term Fixed Income  19.9% Value
Energy  0.5% - continued
Diamond Foreign Asset Company/
Diamond Finance, LLC
$ 137,000 8.500%,  10/1/2030
c
$ 142,169
Diamondback Energy, Inc.
860,000 5.750%,  4/18/2054 807,049
DT Midstream, Inc.
278,000 4.125%,  6/15/2029
c
259,618
Enbridge, Inc.
608,000 5.250%,  4/5/2027 615,235
Enerflex, Ltd.
127,000 9.000%,  10/15/2027
c
131,877
Energy Transfer, LP
391,000 8.000%,  5/15/2054
d
409,748
639,000 4.000%,  10/1/2027 624,920
800,000 5.150%,  2/1/2043 704,952
1,100,000 6.000%,  6/15/2048 1,062,502
EnLink Midstream Partners, LP
331,000 5.600%,  4/1/2044 303,737
Enterprise Products Operating,
LLC
876,000 3.300%,  2/15/2053 575,854
EQM Midstream Partners, LP
463,000 4.750%,  1/15/2031
c
435,419
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,016,430
Genesis Energy LP/Genesis
Energy Finance Corporation
266,000 8.875%,  4/15/2030 270,655
400,000 7.875%,  5/15/2032 391,733
Gulfport Energy Operating
Corporation
116,000 6.750%,  9/1/2029
c
116,809
Halliburton Company
633,000 4.850%,  11/15/2035 601,474
615,000 5.000%,  11/15/2045 549,060
Harvest Midstream I, LP
417,000 7.500%,  9/1/2028
c
420,683
Hess Midstream Operations, LP
362,000 4.250%,  2/15/2030
c
333,736
Hilcorp Energy I, LP/Hilcorp
Finance Company
540,000 5.750%,  2/1/2029
c
515,186
161,000 6.000%,  4/15/2030
c
151,308
279,000 6.250%,  4/15/2032
c
256,688
Howard Midstream Energy
Partners, LLC
464,000 7.375%,  7/15/2032
c
471,365
ITT Holdings, LLC
470,000 6.500%,  8/1/2029
c
430,256
Kodiak Gas Services, LLC
200,000 7.250%,  2/15/2029
c
204,009
Laredo Petroleum, Inc.
330,000 7.750%,  7/31/2029
c
326,840
MEG Energy Corporation
260,000 5.875%,  2/1/2029
c
253,788
Moss Creek Resources Holdings,
Inc.
174,000 8.250%,  9/1/2031
c
170,143
MPLX, LP
1,231,000 4.950%,  9/1/2032 1,186,825
230,000 5.000%,  3/1/2033 220,894

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Energy  0.5% - continued
Nabors Industries, Inc.
$ 161,000 7.375%,  5/15/2027
c
$ 160,813
411,000 9.125%,  1/31/2030
c
417,972
National Fuel Gas Company
1,000,000 5.500%,  1/15/2026 1,003,882
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
133,000 8.125%,  2/15/2029
c
134,748
199,000 8.375%,  2/15/2032
c
200,524
Noble Finance II, LLC
338,000 8.000%,  4/15/2030
c
341,369
Northern Oil and Gas, Inc.
340,000 8.750%,  6/15/2031
c
350,949
NuStar Logistics, LP
324,000 6.375%,  10/1/2030 324,879
Occidental Petroleum Corporation
244,000 5.000%,  8/1/2027 244,116
ONEOK, Inc.
465,000 5.700%,  11/1/2054 437,242
347,000 5.000%,  3/1/2026 347,534
540,000 4.750%,  10/15/2031 522,347
PBF Holding Company, LLC/PBF
Finance Corporation
273,000 6.000%,  2/15/2028 261,805
Permian Resources Operating,
LLC
313,000 6.250%,  2/1/2033
c
308,950
Prairie Acquiror, LP
265,000 9.000%,  8/1/2029
c
273,012
Precision Drilling Corporation
221,000 6.875%,  1/15/2029
c
219,012
Range Resources Corporation
273,000 4.750%,  2/15/2030
c
256,176
Rockies Express Pipeline, LLC
416,000 4.950%,  7/15/2029
c
394,962
Saturn Oil & Gas, Inc.
194,000 9.625%,  6/15/2029
b,c
188,600
Schlumberger Holdings
Corporation
317,000 5.000%,  5/29/2027
c
318,770
SM Energy Company
245,000 6.500%,  7/15/2028 243,464
114,000 7.000%,  8/1/2032
c
112,399
South Bow USA Infrastructure
Holdings, LLC
485,000 5.026%,  10/1/2029
c
476,562
193,000 5.584%,  10/1/2034
c
187,712
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
161,000 5.875%,  3/1/2027 159,732
Suncor Energy, Inc.
986,000 7.150%,  2/1/2032 1,071,474
Sunoco, LP
482,000 7.000%,  5/1/2029
c
494,662
Sunoco, LP/Sunoco Finance
Corporation
229,000 5.875%,  3/15/2028 228,065
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
617,000 5.500%,  1/15/2028
c
593,388
Principal
Amount Long-Term Fixed Income  19.9% Value
Energy  0.5% - continued
$ 241,000 7.375%,  2/15/2029
c
$ 241,763
Talos Production, Inc.
170,000 9.000%,  2/1/2029
c
174,414
Targa Resources Corporation
1,077,000 4.200%,  2/1/2033 977,932
TGNR Intermediate Holdings, LLC
361,000 5.500%,  10/15/2029
c
337,090
TotalEnergies Capital SA
452,000 5.275%,  9/10/2054 417,894
Transocean Titan Financing, Ltd.
325,000 8.375%,  2/1/2028
c
331,622
Transocean, Inc.
173,400 8.750%,  2/15/2030
c
178,832
USA Compression Partners, LP/
USA Compression Finance
Corporation
281,000 7.125%,  3/15/2029
c
285,959
Valaris, Ltd.
339,000 8.375%,  4/30/2030
c
342,569
Venture Global Calcasieu Pass,
LLC
240,000 3.875%,  8/15/2029
c
220,492
290,000 4.125%,  8/15/2031
c
259,703
Venture Global LNG, Inc.
597,000 8.125%,  6/1/2028
c
621,055
301,000 9.000%,  9/30/2029
c,d,i
314,709
234,000 7.000%,  1/15/2030
c
237,505
692,000 8.375%,  6/1/2031
c
721,705
330,000 9.875%,  2/1/2032
c
362,102
Viridien SA
80,000 8.750%,  4/1/2027
c
78,601
Western Midstream Operating, LP
619,000 6.350%,  1/15/2029 640,152
308,000 6.150%,  4/1/2033 313,934
Williams Companies, Inc.
615,000 5.300%,  8/15/2052 562,216
1,015,000 7.500%,  1/15/2031 1,122,132
Total 45,140,720
Financials  1.7%
Acrisure, LLC/Acrisure Finance,
Inc.
114,000 4.250%,  2/15/2029
c
107,174
162,000 7.500%,  11/6/2030
c
166,814
AEGON Funding Company, LLC
906,000 5.500%,  4/16/2027
b,c
913,884
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
692,000 6.100%,  1/15/2027 707,706
1,250,000 3.875%,  1/23/2028 1,210,606
550,000 3.400%,  10/29/2033 468,392
AG TTMT Escrow Issuer, LLC
125,000 8.625%,  9/30/2027
c
129,621
Agree, LP
444,000 5.625%,  6/15/2034 445,292
Air Lease Corporation
169,000 4.650%,  6/15/2026
d,i
163,470
1,415,000 3.000%,  2/1/2030 1,277,453
Aircastle, Ltd.
650,000 5.250%,  8/11/2025
c
650,202

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Financials  1.7% - continued
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
$ 159,000 4.250%,  10/15/2027
c
$ 151,768
352,000 6.750%,  4/15/2028
c
352,828
231,000 7.000%,  1/15/2031
c
231,902
Ally Financial, Inc.
1,194,000 8.000%,  11/1/2031 1,320,120
251,000 6.700%,  2/14/2033
b
253,025
American Express Company
298,000 5.098%,  2/16/2028
d
299,719
418,000 5.043%,  7/26/2028
d
420,189
American International Group, Inc.
1,248,000 5.125%,  3/27/2033 1,232,495
AmWINS Group, Inc.
133,000 6.375%,  2/15/2029
c
133,816
394,000 4.875%,  6/30/2029
c
369,965
ANZ Bank New Zealand, Ltd.
600,000 5.548%,  8/11/2032
c,d
602,406
Aon North America, Inc.
455,000 5.750%,  3/1/2054 443,670
Apollo Debt Solutions BDC
652,000 6.700%,  7/29/2031
c
669,603
Ares Capital Corporation
455,000 3.250%,  7/15/2025 450,584
1,100,000 3.875%,  1/15/2026 1,087,420
550,000 2.150%,  7/15/2026 525,867
533,000 5.875%,  3/1/2029 537,513
Ares Strategic Income Fund
535,000 5.600%,  2/15/2030
c
528,734
Arthur J. Gallagher & Company
154,000 6.750%,  2/15/2054 170,503
226,000 5.750%,  7/15/2054 222,137
931,000 5.000%,  2/15/2032 918,874
Associated Banc-Corp
750,000 4.250%,  1/15/2025 749,686
Avolon Holdings Funding, Ltd.
275,000 4.250%,  4/15/2026
c
271,689
368,000 4.950%,  1/15/2028
c
364,658
758,000 5.750%,  3/1/2029
c
765,699
Azorra Finance, Ltd.
430,000 7.750%,  4/15/2030
c
427,449
Banco Santander Mexico SA
875,000 5.375%,  4/17/2025
c
874,292
Banco Santander SA
1,200,000 4.175%,  3/24/2028
d
1,175,070
Bank of America Corporation
575,000 1.734%,  7/22/2027
d
548,163
800,000 3.824%,  1/20/2028
d
783,869
537,000 5.202%,  4/25/2029
d
539,507
500,000 2.087%,  6/14/2029
d
453,784
1,500,000 2.496%,  2/13/2031
d
1,318,931
1,475,000 1.922%,  10/24/2031
d
1,232,251
923,000 2.972%,  2/4/2033
d
793,352
1,844,000 4.571%,  4/27/2033
d
1,752,384
928,000 5.872%,  9/15/2034
d
953,097
367,000 5.468%,  1/23/2035
d
367,401
902,000 5.425%,  8/15/2035
d
877,931
1,230,000 3.846%,  3/8/2037
d
1,089,530
Bank of New York Mellon
Corporation
619,000 6.317%,  10/25/2029
d
650,310
Principal
Amount Long-Term Fixed Income  19.9% Value
Financials  1.7% - continued
Bank of Nova Scotia
$ 308,000 4.850%,  2/1/2030 $ 305,813
Barclays plc
160,000 6.125%,  12/15/2025
d,i
159,623
930,000 6.496%,  9/13/2027
d
952,495
954,000 4.972%,  5/16/2029
d
944,826
864,000 4.942%,  9/10/2030
d
847,050
900,000 5.746%,  8/9/2033
d
900,225
BBVA Bancomer SA/Texas
200,000 5.250%,  9/10/2029
c
196,124
Belrose Funding Trust
1,220,000 2.330%,  8/15/2030
c
1,027,907
Berkshire Hathaway Finance
Corporation
1,231,000 2.850%,  10/15/2050 772,471
BlackRock Funding, Inc.
305,000 5.250%,  3/14/2054 288,122
Blackstone Private Credit Fund
917,000 2.700%,  1/15/2025 916,050
590,000 5.600%,  11/22/2029
c
582,509
600,000 6.250%,  1/25/2031 610,089
Blue Owl Capital Corporation II
465,000 8.450%,  11/15/2026 487,373
Blue Owl Credit Income
Corporation
769,000 4.700%,  2/8/2027 758,013
Blue Owl Technology Finance
Corporation
250,000 4.750%,  12/15/2025
c
247,238
Blue Owl Technology Finance
Corporation II
620,000 6.750%,  4/4/2029
c
623,800
BNP Paribas SA
890,000 5.283%,  11/19/2030
c,d
880,782
1,538,000 3.132%,  1/20/2033
c,d
1,310,991
BPCE SA
1,091,000 3.500%,  10/23/2027
c
1,042,370
Burford Capital Global Finance,
LLC
383,000 9.250%,  7/1/2031
c
406,612
Camden Property Trust
1,012,000 3.150%,  7/1/2029 939,982
Capital One Financial Corporation
1,100,000 4.200%,  10/29/2025 1,092,799
210,000 5.700%,  2/1/2030
d
212,878
Charles Schwab Corporation
619,000 6.136%,  8/24/2034
d
649,902
Chubb INA Holdings, LLC
615,000 4.350%,  11/3/2045 523,896
Citibank NA
485,000 4.929%,  8/6/2026 486,930
Citigroup, Inc.
745,000 3.200%,  10/21/2026 724,507
1,094,000 3.668%,  7/24/2028
d
1,059,717
490,000 4.125%,  7/25/2028 476,398
915,000 3.520%,  10/27/2028
d
880,621
374,000 5.174%,  2/13/2030
d
373,715
1,308,000 4.910%,  5/24/2033
d
1,264,175
778,000 6.174%,  5/25/2034
d
792,575
Citizens Financial Group, Inc.
384,000 5.718%,  7/23/2032
d
385,337

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Financials  1.7% - continued
CNA Financial Corporation
$ 453,000 5.125%,  2/15/2034 $ 444,591
Comerica, Inc.
219,000 5.982%,  1/30/2030
d
221,455
Constellation Insurance, Inc.
79,000 6.800%,  1/24/2030
c
76,810
Cooperatieve Rabobank UA
1,227,000 5.564%,  2/28/2029
c,d
1,242,955
Corebridge Financial, Inc.
332,000 6.375%,  9/15/2054
d
329,730
462,000 4.350%,  4/5/2042 384,603
Cousins Properties, LP
193,000 5.375%,  2/15/2032 189,549
Credit Acceptance Corporation
300,000 9.250%,  12/15/2028
c
317,302
Credit Suisse Group AG
900,000 7.250%,  N/A
*,j
90,000
Deutsche Bank AG/New York, NY
686,000 6.819%,  11/20/2029
d
717,848
1,175,000 3.729%,  1/14/2032
d
1,025,679
Discover Bank
1,170,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
1,191,474
Diversified Healthcare Trust
192,000 Zero Coupon,  1/15/2026
c
180,685
Drawbridge Special Opportunities
Fund, LP
564,000 3.875%,  2/15/2026
c
549,176
Elevance Health, Inc.
1,185,000 3.125%,  5/15/2050 758,020
820,000 4.625%,  5/15/2042 708,016
Encore Capital Group, Inc.
92,000 9.250%,  4/1/2029
c
98,017
EPR Properties
405,000 4.950%,  4/15/2028 398,086
Fairfax Financial Holdings, Ltd.
618,000 6.350%,  3/22/2054 636,355
FirstCash, Inc.
407,000 5.625%,  1/1/2030
c
392,116
First-Citizens Bank & Trust
Company
545,000 6.125%,  3/9/2028 560,668
Five Corners Funding Trust IV
616,000 5.997%,  2/15/2053
c
621,598
Fortress Transportation and
Infrastructure Investors, LLC
171,000 5.500%,  5/1/2028
c
167,246
299,000 7.000%,  5/1/2031
c
305,023
232,000 7.000%,  6/15/2032
c
236,573
Freedom Mortgage Corporation
162,000 7.625%,  5/1/2026
c
162,394
Freedom Mortgage Holdings, LLC
378,000 9.250%,  2/1/2029
c
390,074
163,000 9.125%,  5/15/2031
c
168,064
FS KKR Capital Corporation
1,300,000 3.400%,  1/15/2026 1,274,843
GGAM Finance, Ltd.
153,000 7.750%,  5/15/2026
c
155,120
166,000 8.000%,  6/15/2028
c
174,301
452,000 5.875%,  3/15/2030
c
443,371
Principal
Amount Long-Term Fixed Income  19.9% Value
Financials  1.7% - continued
Global Aircraft Leasing Company,
Ltd.
$ 490,000 8.750%,  9/1/2027
c
$ 499,747
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
487,000 3.750%,  12/15/2027
c
444,450
goeasy, Ltd.
269,000 9.250%,  12/1/2028
c
286,694
165,000 7.625%,  7/1/2029
c
168,595
124,000 6.875%,  5/15/2030
c
125,034
Goldman Sachs Bank USA/New
York, NY
908,000 5.414%,  5/21/2027
d
915,081
Goldman Sachs BDC, Inc.
394,000 6.375%,  3/11/2027 403,343
Goldman Sachs Group, Inc.
785,000 1.948%,  10/21/2027
d
744,791
931,000 6.484%,  10/24/2029
d
975,480
275,000 1.992%,  1/27/2032
d
226,946
2,326,000 3.102%,  2/24/2033
d
2,004,707
Health Care Service Corporation
651,000 5.450%,  6/15/2034
c
650,472
Healthpeak OP, LLC
205,000 3.400%,  2/1/2025 204,696
Highwoods Realty, LP
487,000 3.050%,  2/15/2030 429,492
426,000 2.600%,  2/1/2031 354,824
Howard Hughes Corporation
106,000 4.125%,  2/1/2029
c
97,949
HSBC Holdings plc
200,000 6.875%,  9/11/2029
d,i
199,086
900,000 5.402%,  8/11/2033
d
890,700
HUB International, Ltd.
466,000 7.250%,  6/15/2030
c
477,534
Huntington Bancshares, Inc./OH
757,000 5.709%,  2/2/2035
d
755,529
652,000 6.141%,  11/18/2039
d
651,153
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
150,000 6.250%,  5/15/2026 148,723
660,000 5.250%,  5/15/2027 624,872
Intesa Sanpaolo SPA
201,000 4.198%,  6/1/2032
c,d
174,774
Invitation Homes Operating
Partnership, LP
769,000 2.000%,  8/15/2031 623,952
J.P. Morgan Chase & Company
244,000 4.000%,  4/1/2025
d,i
241,653
720,000 1.578%,  4/22/2027
d
691,364
1,230,000 2.947%,  2/24/2028
d
1,183,182
903,000 4.979%,  7/22/2028
d
905,873
1,346,000 4.505%,  10/22/2028
d
1,334,096
1,475,000 4.203%,  7/23/2029
d
1,435,319
900,000 2.522%,  4/22/2031
d
792,868
1,100,000 1.953%,  2/4/2032
d
911,760
1,229,000 4.586%,  4/26/2033
d
1,178,647
923,000 4.912%,  7/25/2033
d
902,433
651,000 5.766%,  4/22/2035
d
665,915
605,000 5.534%,  11/29/2045
d
590,572

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Financials  1.7% - continued
Jackson National Life Global
Funding
$ 663,000 5.550%,  7/2/2027
c
$ 671,311
Jane Street Group/JSG Finance,
Inc.
263,000 4.500%,  11/15/2029
c
246,284
104,000 7.125%,  4/30/2031
c
106,877
173,000 6.125%,  11/1/2032
c
171,390
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
137,000 5.000%,  8/15/2028
c
128,511
251,000 6.625%,  10/15/2031
c
250,602
Jefferson Capital Holdings, LLC
133,000 6.000%,  8/15/2026
c
132,753
331,000 9.500%,  2/15/2029
c
350,627
KeyBank NA/Cleveland, OH
777,000 5.000%,  1/26/2033 745,234
KeyCorp
450,000
5.716%,  (SOFRINDX +
1.250%), 5/23/2025
d
450,402
Kilroy Realty, LP
310,000 4.250%,  8/15/2029 292,100
266,000 6.250%,  1/15/2036 263,898
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
166,000 4.250%,  2/1/2027
c
160,069
440,000 4.750%,  6/15/2029
c
414,886
Liberty Mutual Group, Inc.
90,000 4.125%,  12/15/2051
c,d
85,645
Lloyds Banking Group plc
600,000 5.087%,  11/26/2028
d
600,666
920,000 5.871%,  3/6/2029
d
937,108
Macquarie Airfinance Holdings,
Ltd.
300,000 6.400%,  3/26/2029
c
308,680
418,000 5.150%,  3/17/2030
c
408,320
80,000 6.500%,  3/26/2031
c
82,647
Marsh & McLennan Companies,
Inc.
231,000 5.450%,  3/15/2053 223,037
Massachusetts Mutual Life
Insurance Company
1,150,000 3.200%,  12/1/2061
*
682,164
Mitsubishi UFJ Financial Group,
Inc.
922,000 5.422%,  2/22/2029
d
935,014
900,000 2.048%,  7/17/2030 769,590
Molina Healthcare, Inc.
448,000 4.375%,  6/15/2028
c
424,571
117,000 3.875%,  5/15/2032
c
101,037
200,000 6.250%,  1/15/2033
c
197,668
Morgan Stanley
514,000 5.516%,  11/19/2055
d
495,350
1,925,000 4.350%,  9/8/2026 1,910,149
1,244,000 3.591%,  7/22/2028
d
1,199,595
615,000 5.164%,  4/20/2029
d
616,731
1,600,000 3.622%,  4/1/2031
d
1,486,125
615,000 5.250%,  4/21/2034
d
605,588
476,000 5.831%,  4/19/2035
d
485,065
1,076,000 5.297%,  4/20/2037
d
1,045,414
Principal
Amount Long-Term Fixed Income  19.9% Value
Financials  1.7% - continued
Morgan Stanley Direct Lending
Fund
$ 448,000 6.150%,  5/17/2029
c
$ 450,503
MPT Operating Partnership, LP/
MPT Finance Corporation
347,000 4.625%,  8/1/2029
b
248,643
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 501,473
National Australia Bank, Ltd./New
York
1,100,000 4.500%,  10/26/2027 1,095,995
Nationstar Mortgage Holdings,
Inc.
81,000 5.500%,  8/15/2028
c
78,666
170,000 6.500%,  8/1/2029
c
169,712
256,000 5.125%,  12/15/2030
c
238,856
NatWest Group plc
650,000 4.445%,  5/8/2030
d
626,860
925,000 6.475%,  6/1/2034
d
949,522
Navient Corporation
96,000 5.000%,  3/15/2027 94,095
106,000 5.500%,  3/15/2029 99,992
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
105,000 4.500%,  9/30/2028
c
96,130
New York Life Global Funding
925,000 4.550%,  1/28/2033
c
884,198
Nomura Holdings, Inc.
598,000 5.783%,  7/3/2034 604,475
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 719,441
875,000 3.375%,  2/1/2031 776,010
OneMain Finance Corporation
618,000 3.500%,  1/15/2027 589,497
745,000 3.875%,  9/15/2028 686,548
Panther Escrow Issuer, LLC
465,000 7.125%,  6/1/2031
c
469,647
Park Intermediate Holdings, LLC
457,000 4.875%,  5/15/2029
c
430,054
Pine Street Trust III
268,000 6.223%,  5/15/2054
c
270,440
PNC Financial Services Group,
Inc.
307,000 6.615%,  10/20/2027
d
316,283
PRA Group, Inc.
254,000 8.375%,  2/1/2028
c
261,111
Prologis Targeted US Logistics
Fund, LP
618,000 5.250%,  4/1/2029
c
624,964
294,000 5.250%,  1/15/2035
c
288,736
Prologis, LP
416,000 5.250%,  3/15/2054 388,065
Prudential Financial, Inc.
1,170,000 5.125%,  3/1/2052
d
1,113,398
Regency Centers, LP
1,050,000 4.125%,  3/15/2028 1,024,312
461,000 5.250%,  1/15/2034 454,307
Reinsurance Group of America,
Inc.
651,000 5.750%,  9/15/2034 656,122

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Financials  1.7% - continued
RGA Global Funding
$ 298,000 5.500%,  1/11/2031
c
$ 301,130
RHP Hotel Properties, LP/RHP
Finance Corporation
80,000 4.750%,  10/15/2027 77,390
163,000 4.500%,  2/15/2029
c
153,893
RLJ Lodging Trust, LP
149,000 4.000%,  9/15/2029
c
135,026
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
440,000 3.625%,  3/1/2029
c
398,472
301,000 3.875%,  3/1/2031
c
262,260
237,000 4.000%,  10/15/2033
c
197,389
Ryan Specialty, LLC
85,000 4.375%,  2/1/2030
c
79,798
398,000 5.875%,  8/1/2032
c
393,798
Santander Holdings USA, Inc.
308,000 6.499%,  3/9/2029
d
316,478
268,000 6.174%,  1/9/2030
d
273,499
Santander UK Group Holdings plc
1,000,000 1.673%,  6/14/2027
d
951,821
Service Properties Trust
172,000 5.500%,  12/15/2027 160,842
216,000 8.375%,  6/15/2029 208,819
265,000 8.625%,  11/15/2031
c
275,756
Simon Property Group, LP
1,025,000 3.800%,  7/15/2050 754,531
SLM Corporation
180,000 4.200%,  10/29/2025 178,391
Societe Generale SA
1,122,000 4.750%,  11/24/2025
c
1,115,937
172,000 10.000%,  11/14/2028
c,d,i
183,372
Standard Chartered plc
551,000 5.688%,  5/14/2028
c,d
558,052
State Street Corporation
885,000 4.530%,  2/20/2029
d
874,849
Sumitomo Mitsui Financial Group,
Inc.
1,100,000 3.010%,  10/19/2026 1,067,925
922,000 5.710%,  1/13/2030 944,752
850,000 1.710%,  1/12/2031 696,507
Synchrony Financial
328,000 5.935%,  8/2/2030
b,d
331,011
169,000 7.250%,  2/2/2033 174,454
Synovus Bank
1,201,000 5.625%,  2/15/2028 1,203,144
Toronto-Dominion Bank
805,000 5.523%,  7/17/2028 818,141
309,000 5.146%,  9/10/2034
d
302,314
Truist Financial Corporation
623,000 6.047%,  6/8/2027
d
633,250
440,000 5.125%,  12/15/2027
d,i
429,931
770,000 5.122%,  1/26/2034
d
748,341
390,000 5.711%,  1/24/2035
d
392,984
U.S. Bancorp
954,000 5.775%,  6/12/2029
d
975,548
244,000 5.836%,  6/12/2034
d
248,733
416,000 5.678%,  1/23/2035
d
419,511
UBS Group AG
123,000 4.875%,  2/12/2027
c,d,i
117,147
928,000 6.246%,  9/22/2029
c,d
961,299
Principal
Amount Long-Term Fixed Income  19.9% Value
Financials  1.7% - continued
$ 767,000 3.091%,  5/14/2032
c,d
$ 667,123
589,000 5.699%,  2/8/2035
c,d
592,854
300,000 5.379%,  9/6/2045
c,d
285,731
UniCredit SPA
163,000 5.861%,  6/19/2032
c,d
163,234
United Wholesale Mortgage, LLC
440,000 5.500%,  4/15/2029
c
423,830
UnitedHealth Group, Inc.
616,000 5.875%,  2/15/2053 617,640
923,000 4.750%,  5/15/2052 790,824
UWM Holdings, LLC
168,000 6.625%,  2/1/2030
c
166,962
Vornado Realty, LP
121,000 3.400%,  6/1/2031 103,077
Wells Fargo & Company
123,000 3.900%,  3/15/2026
d,i
119,509
125,000 3.000%,  4/22/2026 122,266
1,475,000 3.000%,  10/23/2026 1,430,190
923,000 3.526%,  3/24/2028
d
895,244
607,000 5.707%,  4/22/2028
d
616,984
1,400,000 2.393%,  6/2/2028
d
1,318,559
644,000 5.574%,  7/25/2029
d
653,850
507,000 5.389%,  4/24/2034
d
501,359
1,180,000 4.900%,  11/17/2045 1,022,664
XHR, LP
189,000 4.875%,  6/1/2029
c
178,302
87,000 6.625%,  5/15/2030
c
87,286
Zions Bancorp NA
500,000 6.816%,  11/19/2035
d
503,483
Total 158,571,397
Foreign Government  <0.1%
NBN Company, Ltd.
1,050,000 2.625%,  5/5/2031
c
907,394
Saudi Arabian Oil Company
578,000 5.250%,  7/17/2034
c
570,167
Teine Energy, Ltd.
345,000 6.875%,  4/15/2029
c
335,004
Total 1,812,565
Mortgage-Backed Securities  6.4%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
8,989,887 2.000%,  1/1/2052 7,101,043
5,236,073 2.000%,  5/1/2051 4,139,688
20,361,406 2.500%,  5/1/2051 16,785,520
7,514,824 3.500%,  5/1/2052 6,676,377
8,758,437 4.000%,  5/1/2052 8,081,503
4,943,715 5.000%,  7/1/2053 4,799,291
2,658,950 5.500%,  7/1/2053 2,642,268
7,151,950 3.500%,  8/1/2052 6,367,751
5,509,091 5.000%,  8/1/2053 5,359,916
7,265,416 5.500%,  9/1/2053 7,262,744
3,473,794 3.500%,  9/1/2047 3,117,416
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
3,962,376 2.500%,  7/1/2030 3,770,600

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Mortgage-Backed Securities  6.4% - continued
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
$ 4,727,771 3.000%,  12/1/2036 $ 4,364,565
4,949,601 3.000%,  8/1/2038 4,593,584
7,734,689 3.500%,  5/1/2040 7,157,893
4,909,978 2.500%,  4/1/2042 4,192,225
2,177,022 2.000%,  5/1/2042 1,818,567
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
19,233,477 3.000%,  1/1/2052 16,509,489
1,958,612 2.000%,  2/1/2051 1,548,648
1,281,060 2.000%,  2/1/2051 1,012,919
10,190,633 2.500%,  2/1/2051 8,314,632
5,416,214 2.500%,  2/1/2051 4,472,440
5,571,832 2.000%,  3/1/2051 4,340,346
26,811,427 2.000%,  3/1/2051 21,030,968
11,842,018 4.000%,  3/1/2051 10,958,642
7,172,194 2.000%,  3/1/2052 5,659,105
20,099,993 3.000%,  3/1/2052 17,124,629
17,810,770 2.000%,  4/1/2051 13,896,384
12,756,642 3.000%,  4/1/2051 10,934,490
2,188,743 2.000%,  4/1/2052 1,721,050
13,228,087 3.000%,  5/1/2050 11,389,785
2,391,195 2.000%,  5/1/2051 1,879,900
9,095,985 3.000%,  5/1/2051 7,874,707
19,408,764 2.000%,  6/1/2050 15,260,605
7,502,740 3.000%,  6/1/2050 6,539,776
2,961,460 4.000%,  6/1/2052 2,713,875
3,717,023 5.000%,  6/1/2053 3,613,703
15,417,672 2.500%,  7/1/2051 12,814,932
4,700,472 3.500%,  7/1/2051 4,218,486
8,992,453 4.000%,  7/1/2052 8,240,701
2,023,720 2.500%,  8/1/2050 1,679,760
9,900,743 3.500%,  8/1/2050 8,907,409
12,058,456 3.500%,  8/1/2052 10,687,791
18,078,279 4.500%,  8/1/2052 17,033,036
7,200,452 5.000%,  8/1/2053 7,000,194
14,262,916 6.000%,  8/1/2054 14,603,211
7,462,576 2.500%,  9/1/2051 6,163,648
3,608,275 3.500%,  9/1/2052 3,219,946
7,269,635 3.500%,  9/1/2052 6,485,740
5,836,158 5.000%,  9/1/2052 5,653,466
6,069,192 4.500%,  9/1/2053 5,748,632
9,963,261 4.500%,  9/1/2053 9,400,019
15,289,359 4.000%,  10/1/2052 14,035,917
2,307,560 2.000%,  11/1/2051 1,821,935
4,650,887 3.500%,  11/1/2052 4,155,807
9,602,368 2.000%,  12/1/2050 7,545,644
25,694,064 2.500%,  12/1/2051 21,155,245
14,816,208 4.500%,  12/1/2052 14,044,797
34,800,000 5.500%,  1/1/2041
k
34,338,849
13,150,000 6.000%,  1/1/2042
k
13,210,613
4,027,203 3.500%,  12/1/2047 3,614,536
24,000,000 3.000%,  1/1/2048
k
20,381,250
19,050,000 3.500%,  1/1/2049
k
16,848,140
14,225,000 5.000%,  1/1/2049
k
13,728,186
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
17,935,123 2.500%,  3/1/2062 14,277,640
4,891,546 3.500%,  7/1/2061 4,249,920
Principal
Amount Long-Term Fixed Income  19.9% Value
Mortgage-Backed Securities  6.4% - continued
$ 7,538,293 4.000%,  12/1/2061 $ 6,842,761
Total 577,135,255
Technology  0.4%
Accenture Capital, Inc.
259,000 4.250%,  10/4/2031 248,881
638,000 4.500%,  10/4/2034 606,303
Advanced Micro Devices, Inc.
615,000 4.393%,  6/1/2052
b
513,918
Amentum Holdings, Inc.
254,000 7.250%,  8/1/2032
c
255,922
Analog Devices, Inc.
1,150,000 2.950%,  10/1/2051 730,257
Apple, Inc.
973,000 2.650%,  2/8/2051 600,295
2,020,000 3.750%,  9/12/2047 1,589,918
Automatic Data Processing, Inc.
885,000 4.450%,  9/9/2034 842,535
Block, Inc.
175,000 3.500%,  6/1/2031 154,084
728,000 6.500%,  5/15/2032
c
735,028
Boost Newco Borrower, LLC
483,000 7.500%,  1/15/2031
c
506,358
Broadcom, Inc.
929,000 5.050%,  7/12/2027 937,604
354,000 3.469%,  4/15/2034
c
306,798
1,231,000 3.137%,  11/15/2035
c
1,005,323
1,350,000 3.187%,  11/15/2036
c
1,087,479
600,000 4.926%,  5/15/2037
c
570,689
Cadence Design Systems, Inc.
332,000 4.700%,  9/10/2034 318,299
Central Parent, Inc./CDK Global,
Inc.
169,000 7.250%,  6/15/2029
c
167,004
Cisco Systems, Inc.
301,000 5.300%,  2/26/2054 292,576
307,000 4.950%,  2/26/2031 308,101
Clarivate Science Holdings
Corporation
177,000 3.875%,  7/1/2028
c
164,885
Cloud Software Group, Inc.
1,018,000 6.500%,  3/31/2029
c
999,211
Consensus Cloud Solutions, Inc.
83,000 6.000%,  10/15/2026
c
81,899
CoreLogic, Inc.
100,000 4.500%,  5/1/2028
c
93,052
Dell International, LLC/EMC
Corporation
665,000 6.020%,  6/15/2026 674,533
Dell, Inc.
563,000 6.500%,  4/15/2038 588,930
Diebold Nixdorf, Inc.
431,000 7.750%,  3/31/2030
c
442,444
Fiserv, Inc.
326,000 2.250%,  6/1/2027 307,446
639,000 2.650%,  6/1/2030 564,799
613,000 5.350%,  3/15/2031 623,114
537,000 5.600%,  3/2/2033 543,885
645,000 5.150%,  8/12/2034 630,249
Foundry JV Holdco, LLC
698,000 5.900%,  1/25/2030
c
707,786

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Technology  0.4% - continued
Gen Digital, Inc.
$ 13,000 6.750%,  9/30/2027
c
$ 13,196
199,000 7.125%,  9/30/2030
b,c
204,073
Global Payments, Inc.
607,000 5.950%,  8/15/2052
b
588,416
923,000 5.300%,  8/15/2029 924,616
Hewlett Packard Enterprise
Company
895,000 4.400%,  9/25/2027 885,611
528,000 4.850%,  10/15/2031 514,947
II-VI, Inc.
164,000 5.000%,  12/15/2029
c
156,504
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
c
541,717
580,000 5.250%,  7/15/2030
c
553,644
585,000 4.500%,  2/15/2031
c
534,813
KLA Corporation
923,000 3.300%,  3/1/2050 637,500
Marvell Technology, Inc.
155,000 5.950%,  9/15/2033 160,924
Mastercard, Inc.
729,000 3.950%,  2/26/2048 584,183
Microchip Technology, Inc.
131,000 5.050%,  3/15/2029 130,731
Microsoft Corporation
375,000 3.041%,  3/17/2062 239,563
915,000 2.500%,  9/15/2050 553,752
NCR Atleos Corporation
133,000 9.500%,  4/1/2029
c
144,080
NCR Voyix Corporation
244,000 5.000%,  10/1/2028
c
234,689
151,000 5.125%,  4/15/2029
c
144,469
Neptune Bidco US, Inc.
644,000 9.290%,  4/15/2029
c
599,000
NXP BV/NXP Funding, LLC
480,000 5.550%,  12/1/2028 488,030
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
480,000 4.300%,  6/18/2029 465,926
480,000 3.250%,  5/11/2041 350,755
Open Text Corporation
207,000 3.875%,  12/1/2029
c
187,244
Open Text Holdings, Inc.
675,000 4.125%,  2/15/2030
c
612,141
Oracle Corporation
615,000 6.900%,  11/9/2052 688,632
290,000 4.700%,  9/27/2034 274,847
1,815,000 3.850%,  7/15/2036 1,554,987
1,250,000 4.000%,  7/15/2046 961,966
PayPal Holdings, Inc.
542,000 5.500%,  6/1/2054 529,319
Pitney Bowes, Inc.
83,000 6.875%,  3/15/2027
c
82,598
RingCentral, Inc.
459,000 8.500%,  8/15/2030
c
485,629
Rocket Software, Inc.
199,000 9.000%,  11/28/2028
c
206,081
Roper Technologies, Inc.
771,000 1.750%,  2/15/2031 633,290
Principal
Amount Long-Term Fixed Income  19.9% Value
Technology  0.4% - continued
Seagate HDD Cayman
$ 327,350 9.625%,  12/1/2032 $ 368,872
Sensata Technologies BV
182,000 4.000%,  4/15/2029
c
167,012
Sensata Technologies, Inc.
95,000 3.750%,  2/15/2031
c
83,052
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
190,000 4.625%,  11/1/2026
c
187,625
43,000 6.750%,  8/15/2032
c
43,733
SK Hynix, Inc.
500,000 5.500%,  1/16/2027
c
503,962
SS&C Technologies, Inc.
301,000 5.500%,  9/30/2027
c
298,114
87,000 6.500%,  6/1/2032
c
87,760
Texas Instruments, Inc.
615,000 5.050%,  5/18/2063 554,173
UKG, Inc.
165,000 6.875%,  2/1/2031
c
167,398
Verisk Analytics, Inc.
454,000 5.250%,  6/5/2034 448,439
Viavi Solutions, Inc.
396,000 3.750%,  10/1/2029
c
357,088
Visa, Inc.
1,284,000 2.700%,  4/15/2040 934,906
VMware, LLC
565,000 4.650%,  5/15/2027 562,612
900,000 2.200%,  8/15/2031 746,590
Xerox Holdings Corporation
40,000 5.000%,  8/15/2025
c
39,796
644,000 5.500%,  8/15/2028
c
552,407
Total 40,171,017
Transportation  0.1%
Air Canada
517,000 3.875%,  8/15/2026
c
502,322
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
667,000 5.500%,  4/20/2026
c
664,844
246,767 5.750%,  4/20/2029
c
244,716
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
216,000 5.375%,  3/1/2029
b,c
202,036
Burlington Northern Santa Fe, LLC
724,000 2.875%,  6/15/2052 450,438
15,000 5.750%,  5/1/2040 15,401
625,000 4.450%,  3/15/2043 543,359
Canadian Pacific Railway
Company
615,000 4.700%,  5/1/2048 533,530
CSX Corporation
900,000 3.800%,  4/15/2050 676,774
DCLI Bidco, LLC
155,000 7.750%,  11/15/2029
c
158,470
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,340,000 4.750%,  10/20/2028
c
1,321,700
ERAC USA Finance, LLC
616,000 5.400%,  5/1/2053
c
589,343

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Transportation  0.1% - continued
JetBlue Airways Corporation/
JetBlue Loyalty, LP
$ 308,000 9.875%,  9/20/2031
c
$ 327,215
Mileage Plus Holdings, LLC
769,501 6.500%,  6/20/2027
c
774,350
OneSky Flight, LLC
424,000 8.875%,  12/15/2029
c
424,297
Penske Truck Leasing Company,
LP/PTL Finance Corporation
623,000 5.750%,  5/24/2026
c
629,354
Rand Parent, LLC
436,000 8.500%,  2/15/2030
b,c
438,391
RXO, Inc.
413,000 7.500%,  11/15/2027
c
424,219
Stena International SA
265,000 7.250%,  1/15/2031
c
270,394
Union Pacific Corporation
1,231,000 2.973%,  9/16/2062 708,280
United Airlines, Inc.
377,000 4.375%,  4/15/2026
c
370,689
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
102,000 7.875%,  5/1/2027
c
99,283
194,000 6.375%,  2/1/2030
b,c
169,522
Total 10,538,927
U.S. Government & Agencies  6.5%
Federal National Mortgage
Association - REMIC
2,750,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 2,567,629
U.S. Treasury Bonds
4,250,000 2.875%,  5/15/2052 2,972,160
3,193,000 3.625%,  5/15/2053 2,595,597
7,260,000 1.625%,  11/15/2050 3,785,400
14,500,000 4.750%,  11/15/2053 14,344,765
19,150,000 5.250%,  11/15/2028 19,753,242
2,975,000 4.375%,  5/15/2040 2,845,887
44,475,000 1.375%,  11/15/2040 27,527,175
1,340,000 3.000%,  5/15/2042 1,051,652
5,750,000 3.250%,  5/15/2042 4,676,991
68,726,000 2.500%,  5/15/2046 46,798,138
46,100,000 2.875%,  5/15/2049 32,678,937
U.S. Treasury Notes
5,400,000 3.875%,  3/31/2025 5,394,477
20,800,000 5.000%,  8/31/2025 20,900,426
8,000,000 4.250%,  12/31/2025 8,002,030
52,575,000 2.625%,  1/31/2026 51,684,690
2,300,000 0.500%,  2/28/2026 2,203,559
90,300,000 2.500%,  2/28/2026 88,527,791
6,400,000 4.625%,  2/28/2026 6,425,898
38,900,000 4.375%,  7/31/2026 38,964,183
9,500,000 3.500%,  9/30/2026 9,380,338
7,285,000 2.250%,  11/15/2027 6,887,724
13,950,000 3.875%,  12/31/2027 13,789,881
1,500,000 0.750%,  1/31/2028 1,347,774
30,100,000 3.500%,  1/31/2028 29,410,016
15,300,000 3.625%,  3/31/2028 14,985,170
72,550,000 2.875%,  5/15/2028 69,300,018
21,000,000 4.375%,  8/31/2028 21,016,690
9,500,000 3.500%,  9/30/2029 9,140,840
270,000 1.375%,  11/15/2031 220,634
Principal
Amount Long-Term Fixed Income  19.9% Value
U.S. Government & Agencies  6.5% - continued
$ 32,000,000 4.500%,  11/15/2033 $ 31,855,147
Total 591,034,859
Utilities  0.4%
AES Corporation
1,227,000 3.950%,  7/15/2030
c
1,131,053
Algonquin Power & Utilities
Corporation
383,000 4.750%,  1/18/2082
d
359,605
Alpha Generation, LLC
149,000 6.750%,  10/15/2032
c
147,417
American Electric Power
Company, Inc.
537,000 5.625%,  3/1/2033 542,480
American Water Capital
Corporation
604,000 5.450%,  3/1/2054 577,576
Appalachian Power Company
750,000 3.300%,  6/1/2027 724,814
Atmos Energy Corporation
150,000 5.000%,  12/15/2054 135,109
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 1,009,225
Calpine Corporation
546,000 4.500%,  2/15/2028
c
523,676
CenterPoint Energy, Inc.
270,000 4.250%,  11/1/2028 260,815
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 782,057
Consolidated Edison Company of
New York, Inc.
579,000 4.500%,  12/1/2045 490,700
1,250,000 4.125%,  5/15/2049 982,862
Constellation Energy Generation,
LLC
310,000 6.125%,  1/15/2034 324,496
Consumers Energy Company
1,012,000 4.350%,  4/15/2049 840,748
Dominion Energy, Inc.
81,000 6.875%,  2/1/2055
d
84,171
81,000 7.000%,  6/1/2054
d
85,535
DTE Electric Company
965,000 3.700%,  3/15/2045 740,588
475,000 3.700%,  6/1/2046 360,429
Duke Energy Carolinas, LLC
1,090,000 3.700%,  12/1/2047 807,030
Duke Energy Corporation
117,000 6.450%,  9/1/2054
d
118,421
918,000 5.450%,  6/15/2034 916,517
Duke Energy Indiana, LLC
847,000 3.750%,  5/15/2046 631,528
Edison International
725,000 5.750%,  6/15/2027 737,104
Enel Finance International NV
629,000 5.125%,  6/26/2029
c
628,201
Essential Utilities, Inc.
280,000 4.800%,  8/15/2027 279,645
Eversource Energy
769,000 4.750%,  5/15/2026 768,378

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.9% Value
Utilities  0.4% - continued
Exelon Corporation
$ 585,000 4.700%,  4/15/2050 $ 493,616
983,000 4.450%,  4/15/2046 818,658
FirstEnergy Corporation
769,000 4.850%,  7/15/2047 655,904
Georgia Power Company
523,000 4.950%,  5/17/2033 512,170
303,000 5.250%,  3/15/2034 300,641
ITC Holdings Corporation
760,000 5.300%,  7/1/2043 698,703
Jersey Central Power & Light
Company
450,000 2.750%,  3/1/2032
c
382,184
Lightning Power, LLC
487,000 7.250%,  8/15/2032
c
500,701
MidAmerican Energy Company
706,000 5.850%,  9/15/2054 717,513
National Rural Utilities Cooperative
Finance Corporation
381,000 3.700%,  3/15/2029 364,106
NextEra Energy Operating
Partners, LP
566,000 3.875%,  10/15/2026
c
541,190
NiSource, Inc.
82,000 6.375%,  3/31/2055
d
81,628
900,000 5.650%,  2/1/2045 878,825
NRG Energy, Inc.
141,000 3.375%,  2/15/2029
c
127,926
240,000 5.250%,  6/15/2029
c
233,096
138,000 6.000%,  2/1/2033
c
134,029
138,000 6.250%,  11/1/2034
c
135,357
Pacific Gas and Electric Company
800,000 3.300%,  12/1/2027 764,317
618,000 5.550%,  5/15/2029 628,078
538,000 4.550%,  7/1/2030 520,678
619,000 6.950%,  3/15/2034 677,943
300,000 5.800%,  5/15/2034 306,756
PG&E Corporation
193,000 7.375%,  3/15/2055
d
198,063
262,000 5.000%,  7/1/2028 255,959
PPL Capital Funding, Inc.
640,000 5.250%,  9/1/2034 629,879
PPL Electric Utilities Corporation
547,000 3.950%,  6/1/2047 429,369
Public Service Company of
Colorado
779,000 4.500%,  6/1/2052 644,176
Public Service Enterprise Group,
Inc.
619,000 5.875%,  10/15/2028 638,440
San Diego Gas & Electric
Company
940,000 4.150%,  5/15/2048 745,520
Southern California Edison
Company
949,000 4.000%,  4/1/2047 730,541
Southern Company
1,231,000 5.113%,  8/1/2027 1,241,323
885,000 4.850%,  3/15/2035 844,316
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 508,123
Principal
Amount Long-Term Fixed Income  19.9% Value
Utilities  0.4% - continued
Southwestern Electric Power
Company
$ 620,000 3.900%,  4/1/2045 $ 461,378
Talen Energy Supply, LLC
329,000 8.625%,  6/1/2030
c
350,616
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
c
722,586
Virginia Electric and Power
Company
222,000 5.350%,  1/15/2054 208,776
850,000 4.600%,  12/1/2048 716,866
Vistra Corporation
163,000 8.000%,  10/15/2026
c,d,i
166,352
407,000 7.000%,  12/15/2026
c,d,i
409,321
Vistra Operations Company, LLC
833,000 5.000%,  7/31/2027
c
817,334
Xcel Energy, Inc.
462,000 4.600%,  6/1/2032 439,669
Total 36,622,806
Total Long-Term Fixed Income
(cost $1,943,777,471) 1,808,377,128
Shares Private Equity Funds 0.9% Value
Secondary  0.9%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,l
12,385,080
1 ASF IX LP
*,a,l
6,903,425
1 ASF VIII Sidecar (Cayman), LP
*,a,l
3,798,769
1 Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF
*,a,l
7,404,375
1 LCP X (Offshore), LP
*,a,l
33,119,590
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,l
17,565,259
Total 81,176,498
Total Private Equity Funds
(cost $67,132,088) 81,176,498
Shares
Collateral Held for Securities
Loaned 0.1% Value
10,075,134 Thrivent Cash Management Trust 10,075,134
Total Collateral Held for
Securities Loaned
(cost $10,075,134) 10,075,134

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 17.0% Value
Federal Home Loan Bank Discount
Notes
400,000 4.525%, 1/2/2025
m,n
$ 399,906
1,000,000 4.540%, 1/3/2025
m,n
999,649
5,400,000 4.545%, 1/8/2025
m,n
5,394,948
6,400,000 4.530%, 1/10/2025
m,n
6,392,516
100,000 4.525%, 1/15/2025
m,n
99,825
5,900,000 4.525%, 1/17/2025
m,n
5,888,270
11,400,000 4.470%, 1/22/2025
m,n
11,370,670
700,000 4.500%, 1/24/2025
m,n
698,035
800,000 4.495%, 1/29/2025
m,n
797,287
100,000 4.241%, 1/30/2025
m,n
99,649
3,400,000 4.281%, 1/31/2025
m,n
3,387,674
14,000,000 4.323%, 2/5/2025
m,n
13,940,920
7,600,000 4.301%, 2/10/2025
m,n
7,563,474
27,400,000 4.418%, 2/12/2025
m,n
27,261,889
11,600,000 4.396%, 2/14/2025
m,n
11,538,810
300,000 4.260%, 2/18/2025
m,n
298,277
8,100,000 4.427%, 2/19/2025
m,n
8,052,525
300,000 4.270%, 3/10/2025
m,n
297,585
100,000 4.280%, 4/21/2025
m,n
98,717
Thrivent Core Short-Term Reserve
Fund
143,063,090 4.730% 1,430,630,901
U.S. Treasury Bills
900,000 4.537%, 1/2/2025
m,o
900,000
400,000 4.529%, 1/9/2025
m
399,673
300,000 4.532%, 1/16/2025
m
299,506
1,300,000 4.423%, 1/21/2025
m
1,297,087
300,000 4.401%, 1/23/2025
m,o
299,257
400,000 4.235%, 2/6/2025
m,o
398,358
500,000 4.411%, 2/13/2025
m,p
497,527
400,000 4.397%, 2/20/2025
m,p
397,726
1,350,000 4.255%, 2/25/2025
m,p
1,341,493
Total Short-Term Investments
(cost $1,540,912,644) 1,541,042,154
Total Investments (cost
$7,679,960,909) 101.2% $9,174,893,463
Other Assets and Liabilities, Net
(1.2%) (104,339,355)
Total Net Assets 100.0% $9,070,554,108
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2024, the value of these investments was $277,410,659 or
3.1% of total net assets.
d Denotes variable rate securities. The rate shown is as of
December 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2024.
f All or a portion of the security is insured or guaranteed.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2024.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Denotes investments purchased on a when-issued or
delayed-delivery basis.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At December 31, 2024, $1,358,125 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderate Allocation Portfolio as of December 31, 2024
was $81,948,662 or 0.90% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of December 31, 2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 9,894,000
ASF IX LP  3/18/2024 5,419,492
ASF VIII Sidecar (Cayman), LP  6/28/2024 3,588,488
Credit Suisse Group AG  9/5/2018 900,000
Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF  2/15/2024 6,048,000
LCP X (Offshore), LP  10/25/2023 26,972,108
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 1,140,996
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 15,210,000

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of December 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 7,557,518
Common Stock 2,164,588
Total lending $9,722,106
Gross amount payable upon return of
collateral for securities loaned $10,075,134
Net amounts due to counterparty $353,028
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,748,685,789
Gross unrealized depreciation (300,946,920)
Net unrealized appreciation (depreciation) $ 1,447,738,869
Cost for federal income tax purposes $ 7,708,682,687

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 3,146,800,539 3,146,800,539 – –
U.S. Unaffiliated 48,615,186 48,615,186 – –
Common Stock
Communications Services 183,494,919 183,494,919 – –
Consumer Discretionary 316,877,749 316,727,852 149,897 –
Consumer Staples 53,536,949 53,536,949 – –
Energy 41,268,440 41,268,440 – –
Financials 257,028,665 257,028,665 – –
Health Care 232,550,569 232,550,569 – –
Industrials 238,649,270 236,387,341 2,261,929 –
Information Technology 713,782,190 713,615,176 167,014 –
Materials 41,321,776 41,108,314 213,462 –
Real Estate 55,246,509 55,246,509 – –
Utilities 29,103,410 29,103,410 – –
Long-Term Fixed Income
Asset-Backed Securities 45,750,727 – 45,750,727 –
Basic Materials 13,859,008 – 13,859,008 –
Capital Goods 33,232,461 – 33,232,461 –
Collateralized Mortgage Obligations 71,935,508 – 71,935,508 –
Commercial Mortgage-Backed Securities 17,566,067 – 17,566,067 –
Communications Services 50,299,869 – 50,299,869 –
Consumer Cyclical 56,498,073 – 56,498,073 –
Consumer Non-Cyclical 58,207,869 – 58,207,869 –
Energy 45,140,720 – 45,140,720 –
Financials 158,571,397 – 158,571,397 –
Foreign Government 1,812,565 – 1,812,565 –
Mortgage-Backed Securities 577,135,255 – 577,135,255 –
Technology 40,171,017 – 40,171,017 –
Transportation 10,538,927 – 10,538,927 –
U.S. Government & Agencies 591,034,859 – 591,034,859 –
Utilities 36,622,806 – 36,622,806 –
Private Equity Funds
Secondary 81,176,498 – – 81,176,498
Short-Term Investments 110,411,253 – 110,411,253 –
Subtotal Investments in Securities $7,358,241,050 $5,355,483,869 $1,921,580,683 $81,176,498
Other Investments  * Total
Affiliated Short-Term Investments 1,430,630,901
U.S. Affiliated Registered Investment Cos. 375,946,378
Collateral Held for Securities Loaned 10,075,134
Subtotal Other Investments $1,816,652,413
Total Investments at Value $9,174,893,463
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Moderate Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 49,811,580 47,352,725 2,458,855 –
Total Asset Derivatives $49,811,580 $47,352,725 $2,458,855 $–
Liability Derivatives
Futures Contracts 66,506,544 66,506,544 – –
Total Return Swaps 1,776,943 – 1,776,943 –
Total Liability Derivatives $68,283,487 $66,506,544 $1,776,943 $–

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Portfolio's futures contracts held as of December 31, 2024. Investments and/or cash totaling
$94,631,032 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 701 March 2025 $ 76,991,265 ( $ 757,515)
CBOT 2-Yr. U.S. Treasury Note 1,605 March 2025 329,794,084 208,971
CBOT 5-Yr. U.S. Treasury Note 1,128 March 2025 120,433,278 (521,587)
CBOT U.S. Long Bond 276 March 2025 32,148,284 (727,409)
CME E-mini Russell 2000 Index 14 March 2025 1,664,658 (89,798)
CME E-mini S&P 500 Index 6,462 March 2025 1,980,533,992 (62,693,167)
CME E-mini S&P Mid-Cap 400 Index 1 March 2025 331,722 (17,052)
CME Ultra Long Term U.S. Treasury Bond 311 March 2025 38,178,096 (1,198,252)
Ultra 10-Yr. U.S. Treasury Note 316 March 2025 35,676,514 (501,764)
Total Futures Long Contracts $ 2,615,751,893 ( $ 66,297,573)
CME E-mini Russell 2000 Index (1,690) March 2025 ( $ 202,096,390) $ 11,988,290
CME E-mini S&P Mid-Cap 400 Index (1,464) March 2025 (487,068,802) 26,391,921
CME Euro Foreign Exchange Currency (768) March 2025 (101,522,557) 1,792,957
Eurex Euro STOXX 50 Index (1,932) March 2025 (100,120,525) 2,458,855
ICE mini MSCI EAFE Index (891) March 2025 (104,730,350) 3,713,225
ICE US mini MSCI Emerging Markets Index (1,465) March 2025 (81,913,211) 3,257,361
Total Futures Short Contracts ( $ 1,077,451,835) $49,602,609
Total Futures Contracts $ 1,538,300,058 ($16,694,964)
The following table presents Moderate Allocation Portfolio's total return swap contracts held as of December 31, 2024. Investments totaling
$2,122,345 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 24,104,085 ( $ 1,776,943) $ – ( $ 1,776,943)
Total Return Swaps ( $ 1,776,943) $ – ($1,776,943)
# Payment made on Termination Date

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for Moderate Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,792,957
Total Foreign Exchange Contracts 1,792,957
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 47,809,652
Total Equity Contracts 47,809,652
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 208,971
Total Interest Rate Contracts 208,971
Total Asset Derivatives $49,811,580
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 62,800,017
Total Return Swaps Net Assets - Distributable earnings/(accumulated loss) 1,776,943
Total Equity Contracts 64,576,960
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,706,527
Total Interest Rate Contracts 3,706,527
Total Liability Derivatives $68,283,487
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 181,658,616
Total Equity Contracts
181,658,616
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 3,985,871
Total Foreign Exchange Contracts 3,985,871
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (2,788,307)
Total Interest Rate Contracts
(2,788,307)
Total $182,856,180

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 4,135,148
Total Foreign Exchange Contracts 4,135,148
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (12,588,897)
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (1,776,943)
Total Equity Contracts (14,365,840)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (22,248,651)
Total Interest Rate Contracts (22,248,651)
Total ($32,479,343)
The following table presents Moderate Allocation Portfolio's average volume of derivative activity during the period ended December 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,595,581,521
Futures - Short (1,104,611,947)
Total Return Swaps - Short (969,307)
Interest Rate Contracts
Futures - Long 583,991,362
Foreign Exchange Contracts
Futures - Short (102,020,225)

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $169,432 $9,748 $34,368 $147,942 18,175 1.6%
Core Emerging Markets Equity 52,869 1,854 – 58,114 6,262 0.6
Core Low Volatility Equity 66,110 476 61,000 6,121 550 0.1
Core Mid Cap Value 125,468 9,979 28,000 110,125 10,273 1.2
Core Small Cap Value 143,063 6,247 113,000 53,644 5,009 0.6
Global Stock 521,008 26,000 47,000 548,857 36,498 6.0
High Yield 113,378 7,200 9,671 111,350 26,620 1.2
Income 360,810 15,108 49,399 322,135 36,834 3.6
International Allocation 293,868 9,508 – 306,451 31,967 3.4
International Index 66,934 1,857 – 69,162 5,170 0.8
Large Cap Value 1,011,649 47,037 126,000 1,022,828 43,030 11.3
Limited Maturity Bond 199,145 7,466 25,379 184,322 18,870 2.1
Mid Cap Stock 485,985 8,256 142,000 393,239 18,435 4.3
Small Cap Stock 169,216 1,143 – 188,456 9,584 2.1
Total U.S. Affiliated Registered Investment
Companies 3,778,935 3,522,746 38.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% 1,056,948 2,790,890 2,417,207 1,430,631 143,063 15.8
Total Affiliated Short-Term Investments 1,056,948 1,430,631 15.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 16,701 321,833 328,459 10,075 10,075 0.1
Total Collateral Held for Securities Loaned 16,701 10,075 0.1
Total Value $4,852,584 $4,963,452
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($7,951) $11,081 $ – $9,749
Core Emerging Markets Equity – 3,391 – 1,854
Core Low Volatility Equity 1,821 (1,286) 229 247
Core Mid Cap Value Fund 4,525 (1,847) 7,848 2,132
Core Small Cap Value Fund 18,918 (1,584) 5,356 891
Global Stock 325 48,524 15,432 10,567
High Yield (1,432) 1,875 – 7,198
Income (6,079) 1,695 – 15,103
International Allocation – 3,075 – 9,509
International Index – 371 – 1,857
Large Cap Value 15,204 74,938 29,650 17,387
Limited Maturity Bond (347) 3,437 – 7,466
Mid Cap Stock 21,159 19,839 5,500 2,757
Small Cap Stock – 18,097 – 1,144
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% – – – 58,063
Total Income/Non Cash Income from Affiliated
Investments $145,924
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 99
Total Affiliated Income from Securities Loaned, Net $99
Total Value $46,143 $181,606 $ 64,015

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   46.0% Value
U.S. Affiliated   45.6%
6,312,796 Thrivent Core Emerging Markets
Debt Fund $ 51,386,162
13,875,253 Thrivent Core Emerging Markets
Equity Fund 128,762,348
5,138,131 Thrivent Core International Equity
Fund 52,511,694
516,927 Thrivent Core Low Volatility Equity
Fund 5,753,396
8,484,478 Thrivent Core Mid Cap Value Fund 90,953,601
6,429,854 Thrivent Core Small Cap Value
Fund 68,863,734
40,535,013 Thrivent Global Stock Portfolio 609,565,531
9,206,057 Thrivent High Yield Portfolio 38,508,017
12,671,916 Thrivent Income Portfolio 110,823,507
53,541,740 Thrivent International Allocation
Portfolio 513,272,541
3,676,499 Thrivent International Index
Portfolio 49,181,999
34,592,185 Thrivent Large Cap Value Portfolio 822,263,163
6,561,523 Thrivent Limited Maturity Bond
Portfolio 64,092,952
19,517,476 Thrivent Mid Cap Stock Portfolio 416,337,044
9,842,126 Thrivent Small Cap Stock Portfolio 193,534,578
Total 3,215,810,267
U.S. Unaffiliated   0.4%
10,861 Invesco QQQ Trust Series 1 5,552,469
22,000 Invesco Senior Loan ETF 463,540
8,478 iShares Broad USD High Yield
Corporate Bond ETF 311,906
21,836 iShares U.S. Regional Banks ETF 1,099,661
39,540 SPDR S&P 500 ETF Trust 23,173,603
8,726 SPDR S&P Biotech ETF 785,864
2,457 SPDR S&P Oil & Gas Exploration
ETF 325,233
6,455 SPDR S&P Regional Banking ETF 389,559
Total 32,101,835
Total Registered Investment
Companies (cost $2,522,081,578) 3,247,912,102
Shares Common Stock 29.2% Value
Communications Services  2.4%
41,195 Alphabet, Inc., Class A 7,798,213
350,851 Alphabet, Inc., Class C 66,816,064
17,726 AMC Networks, Inc.
a
175,487
10,485 Bandwidth, Inc.
a
178,455
179,616 Cargurus, Inc.
a
6,563,169
293 Charter Communications, Inc.
a
100,432
14,611 Cogent Communications Holdings 1,126,070
14,533 Comcast Corporation 545,423
68,619 E.W. Scripps Company
a
151,648
3,536 Electronic Arts, Inc. 517,317
5,681 Entravision Communications
Corporation 13,350
27,966 Globalstar, Inc.
a
57,890
30,919 iHeartMedia, Inc.
a
61,220
6,109 Integral Ad Science Holding
Corporation
a
63,778
18,999 Iridium Communications, Inc. 551,351
8,380 Liberty Global, Ltd., Class A
a
106,929
16,606 Liberty Latin America, Ltd., Class
A
a
105,614
Shares Common Stock  29.2% Value
Communications Services  2.4% - continued
2,993 Liberty Media Corporation-Liberty
Live Group
a
$ 203,704
35,565 Lumen Technologies, Inc.
a
188,850
20,045 Magnite, Inc.
a
319,116
110,179 Meta Platforms, Inc. 64,510,906
6,878 Netflix, Inc.
a
6,130,499
13,211 New York Times Company 687,632
1,696 Omnicom Group, Inc. 145,924
63,159 Pinterest, Inc.
a
1,831,611
84,839 QuinStreet, Inc.
a
1,957,236
4,527 Sinclair, Inc. 73,066
13,865 Sirius XM Holdings, Inc.
b
316,122
4,906 TechTarget, Inc.
a
97,237
11,070 Telephone and Data Systems, Inc. 377,598
5,831 TKO Group Holdings, Inc.
a
828,643
24,249 Trade Desk, Inc.
a
2,849,985
58,992 Verizon Communications, Inc. 2,359,090
28,744 Warner Brothers Discovery, Inc.
a
303,824
Total 168,113,453
Consumer Discretionary  4.2%
299 Adient plc
a
5,152
16,605 Advance Auto Parts, Inc. 785,250
395,982 Amazon.com, Inc.
a
86,874,491
40,619 American Axle & Manufacturing
Holdings, Inc.
a
236,809
20,925 American Eagle Outfitters, Inc. 348,820
10,493 Aptiv plc
a
634,617
7,456 Autoliv, Inc. 699,298
23,451 Bath & Body Works, Inc. 909,195
102,542 Best Buy Company, Inc. 8,798,104
95 Booking Holdings, Inc. 472,000
25,474 Boot Barn Holdings, Inc.
a
3,867,463
11,097 BorgWarner, Inc. 352,774
3,809 Bright Horizons Family Solutions,
Inc.
a
422,228
10,954 Brunswick Corporation 708,505
757 CarMax, Inc.
a
61,892
1,624 Carvana Company
a
330,257
418 Cavco Industries, Inc.
a
186,524
52,175 Champion Homes, Inc.
a
4,596,617
24,042 Chewy, Inc.
a
805,167
213,397 Chipotle Mexican Grill, Inc.
a
12,867,839
12,563 Columbia Sportswear Company 1,054,413
23,818 Cooper-Standard Holdings, Inc.
a
322,972
634 Crocs, Inc.
a
69,442
1,833 D.R. Horton, Inc. 256,290
30,368 Dana, Inc. 351,054
727 Darden Restaurants, Inc. 135,724
12,278 Deckers Outdoor Corporation
a
2,493,539
58,820 DoorDash, Inc.
a
9,867,055
1,996 Dorman Products, Inc.
a
258,582
154,446 eBay, Inc. 9,567,930
3,929 Etsy, Inc.
a
207,805
54,223 Expedia Group, Inc.
a
10,103,372
9,880 Fox Factory Holding Corporation
a
299,068
1,082 Frontdoor, Inc.
a
59,153
2,022 GameStop Corporation
a
63,369
29,823 Gap, Inc.
b
704,717
812 Garmin, Ltd. 167,483
48,255
Gentex Corporation 1,386,366
11,318 Goodyear Tire & Rubber
Company
a
101,862
17,376 Grand Canyon Education, Inc.
a
2,846,189
7,629 Group 1 Automotive, Inc. 3,215,471

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  29.2% Value
Consumer Discretionary  4.2% - continued
44,405 Hanesbrands, Inc.
a
$ 361,457
6,361 Hasbro, Inc. 355,643
19,884 Hilton Worldwide Holdings, Inc. 4,914,529
54,020 Home Depot, Inc. 21,013,240
10,032 Installed Building Products, Inc. 1,758,108
21,202 Latham Group, Inc.
a
147,566
33,627 Laureate Education, Inc.
a
615,038
1,971 Lear Corporation 186,654
5,716 Leggett & Platt, Inc. 54,874
24,429 LKQ Corporation 897,766
2,454 Lowe's Companies, Inc. 605,647
6,495 Lululemon Athletica, Inc.
a
2,483,753
746 M/I Homes, Inc.
a
99,181
9,729 Mattel, Inc.
a
172,495
16,522 McDonald's Corporation 4,789,563
19,184 Modine Manufacturing Company
a
2,224,001
6,560 Mohawk Industries, Inc.
a
781,493
109,887 NIKE, Inc. 8,315,149
224 NVR, Inc.
a
1,832,074
817 OneSpaWorld Holdings, Ltd. 16,258
4,662 O'Reilly Automotive, Inc.
a
5,528,200
31,794 Patrick Industries, Inc. 2,641,445
1,354 Planet Fitness, Inc.
a
133,870
5,674 Pool Corporation 1,934,493
10,104 PUMA SE 464,590
159,699 Qurate Retail, Inc. 52,701
976 Ralph Lauren Corporation 225,436
6,353 Revolve Group, Inc.
a
212,762
24,199 Ross Stores, Inc. 3,660,583
7,604 Service Corporation International/
US 606,951
55,042 SharkNinja, Inc.
a
5,358,889
18,575 Sony Group Corporation ADR 393,047
5,797 Stitch Fix, Inc.
a
24,985
84,740 Stoneridge, Inc.
a
531,320
2,342 Strategic Education, Inc. 218,790
7,341 Tapestry, Inc. 479,587
98,284 Tesla, Inc.
a
39,691,011
18,714 Texas Roadhouse, Inc. 3,376,567
719 TopBuild Corporation
a
223,853
7,901 Travel + Leisure Company 398,605
698 Ulta Beauty, Inc.
a
303,581
6,097 Upbound Group, Inc. 177,849
1,359 Vail Resorts, Inc. 254,744
5,228 Valvoline, Inc.
a
189,149
29,290 VF Corporation
b
628,563
2,734 Visteon Corporation
a
242,560
5,746 Wingstop, Inc. 1,633,013
67,559 Wyndham Hotels & Resorts, Inc. 6,809,272
9,209 Yum China Holding, Inc. 443,597
Total 295,959,360
Consumer Staples  0.8%
62,453 Altria Group, Inc. 3,265,667
9,299 BellRing Brands, Inc.
a
700,587
1,253 BJ's Wholesale Club Holdings,
Inc.
a
111,955
5,812 Casey's General Stores, Inc. 2,302,889
6,862 Celsius Holdings, Inc.
a
180,745
6,777 Colgate-Palmolive Company 616,097
1,943 Costco Wholesale Corporation 1,780,313
48,160 Coty, Inc.
a
335,194
34,740 e.l.f. Beauty, Inc.
a
4,361,607
40,574 J & J Snack Foods Corporation 6,294,245
2,832 J.M. Smucker Company 311,860
Shares Common Stock  29.2% Value
Consumer Staples  0.8% - continued
13,887 John B. Sanfilippo & Son, Inc. $ 1,209,697
50,271 Kenvue, Inc. 1,073,286
6,052 Keurig Dr Pepper, Inc. 194,390
1,488 Kimberly-Clark Corporation 194,987
4,968 Lamb Weston Holdings, Inc. 332,011
9,786 Lancaster Colony Corporation 1,694,348
1,088 Maplebear, Inc.
a
45,065
7,974 McCormick & Company, Inc. 607,938
46,920 Philip Morris International, Inc. 5,646,822
37,916 Procter & Gamble Company 6,356,617
17,229 Sysco Corporation 1,317,329
9,248 Turning Point Brands, Inc. 555,805
3,057 Tyson Foods, Inc. 175,594
5,774 US Foods Holding Corporation
a
389,514
45,687 Vita Coco Company, Inc.
a
1,686,307
140,588 Walmart, Inc. 12,702,126
747 WD-40 Company 181,282
Total 54,624,277
Energy  0.6%
12,231 Antero Midstream Corporation 184,566
20,971 Antero Resources Corporation
a
735,034
86,414 Archrock, Inc. 2,150,844
83,196 Baker Hughes Company 3,412,700
34,367 Berry Corporation 141,936
9,964 Cactus, Inc. 581,499
53,997 ConocoPhillips 5,354,882
1,366 Coterra Energy, Inc. 34,888
13,422 Crescent Energy Company 196,095
29,574 Devon Energy Corporation 967,957
2,354 DT Midstream, Inc. 234,058
21,984 Enterprise Products Partners, LP 689,418
38,902 EOG Resources, Inc. 4,768,607
2,401 EQT Corporation 110,710
14,791 Expand Energy Corporation 1,472,444
28,308 Exxon Mobil Corporation 3,045,092
7,113 Gulfport Energy Corporation
a
1,310,215
17,714 Halliburton Company 481,644
34,482 Hess Midstream, LP 1,276,868
40,748 Kinder Morgan, Inc. 1,116,495
5,956 Kodiak Gas Services, Inc. 243,183
74,953 Kosmos Energy, Ltd.
a
256,339
2,229 Marathon Petroleum Corporation 310,946
64,888 Matador Resources Company 3,650,599
28,926 Noble Corporation plc 908,276
14,107 Oceaneering International, Inc.
a
367,911
18,118 Ovintiv, Inc. 733,779
8,030 Par Pacific Holdings, Inc.
a
131,612
2,655 Phillips 66 302,484
23,264 Schlumberger NV 891,942
4,095 Shell plc ADR 256,552
10,493 SM Energy Company 406,709
8,151 Solaris Energy Infrastructure, Inc. 234,586
8,136 Talos Energy, Inc.
a
79,001
276 Targa Resources Corporation 49,266
172,559 TechnipFMC plc 4,993,857
7,973 Vital Energy, Inc.
a
246,525
22,435 Williams Companies, Inc. 1,214,182
Total 43,543,701
Financials  3.5%
5,680 1st Source Corporation 331,598
1,082 Affirm Holdings, Inc.
a
65,894
11,005 Allstate Corporation 2,121,654

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  29.2% Value
Financials  3.5% - continued
19,804 Ally Financial, Inc. $ 713,142
16,608 Amalgamated Financial
Corporation 555,870
27,501 American Express Company 8,162,022
5,674 American International Group, Inc. 413,067
14,643 Ameriprise Financial, Inc. 7,796,373
5,962 Ameris Bancorp 373,042
2,044 AMERISAFE, Inc. 105,348
18,912 Annaly Capital Management, Inc. 346,090
1,623 Arch Capital Group, Ltd. 149,884
5,394 Arthur J. Gallagher & Company 1,531,087
9,507 Artisan Partners Asset
Management, Inc. 409,276
33,965 Associated Banc-Corp 811,764
2,798 Assurant, Inc. 596,590
3,499 Assured Guaranty, Ltd. 314,945
1,939 Atlantic Union Bankshares
Corporation 73,449
1,339 Axis Capital Holdings, Ltd. 118,662
3,797 Axos Financial, Inc.
a
265,220
121 BancFirst Corporation 14,179
80,783 Bank of America Corporation 3,550,413
350 Bank of Hawaii Corporation 24,934
1,354 Bank of Marin Bancorp 32,185
17,028 Bank of N.T. Butterfield & Son, Ltd. 622,373
13,849 Bank of New York Mellon
Corporation 1,064,019
17,708 Bank OZK 788,537
3,741 BankFinancial Corporation 47,492
8,564 BankUnited, Inc. 326,888
4,742 Bar Harbor Bankshares 145,010
7,033 BCB Bancorp, Inc. 83,271
17,766 Berkshire Hathaway, Inc.
a
8,052,973
9,983 Berkshire Hills Bancorp, Inc. 283,817
3,707 Block, Inc.
a
315,058
50,952 Blue Owl Capital, Inc. 1,185,144
486 BOK Financial Corporation 51,735
39,628 Bridgewater Bancshares, Inc.
a
535,374
5,782 Brighthouse Financial, Inc.
a
277,767
3,771 BrightSpire Capital, Inc. 21,268
1,934 Brookline Bancorp, Inc. 22,821
21,940 Brown & Brown, Inc. 2,238,319
6,717 Business First Bancshares, Inc. 172,627
2,549 Byline Bancorp, Inc. 73,921
7,004 Cadence Bank 241,288
489 Camden National Corporation
b
20,900
436 Capital City Bank Group, Inc. 15,979
3,167 Capital One Financial Corporation 564,739
28,631 Capitol Federal Financial, Inc. 169,209
15,254 Carlyle Group, Inc. 770,174
1,161 Cathay General Bancorp 55,275
12,909 Cboe Global Markets, Inc. 2,522,419
9,320 Charles Schwab Corporation 689,773
11,736 Chimera Investment Corporation 164,304
599 ChoiceOne Financial Services, Inc. 21,348
2,168 Chubb, Ltd. 599,018
5,794 Cincinnati Financial Corporation 832,598
10,799 Citigroup, Inc. 760,142
2,276 Citizens Financial Group, Inc. 99,598
6,022 CNB Financial Corporation 149,707
9,870 CNO Financial Group, Inc. 367,263
269 Coinbase Global, Inc.
a
66,793
16,180 Columbia Banking System, Inc. 437,022
5,726 Comerica, Inc. 354,153
5,274 Commerce Bancshares, Inc. 328,623
Shares Common Stock  29.2% Value
Financials  3.5% - continued
866 Community Financial System, Inc. $ 53,415
13,012 Community Trust Bancorp, Inc. 690,026
3,000 ConnectOne Bancorp, Inc. 68,730
2,435 Cullen/Frost Bankers, Inc. 326,899
4,524 Customers Bancorp, Inc.
a
220,228
2,054 CVB Financial Corporation 43,976
5,590 Discover Financial Services 968,356
5,130 Eagle Bancorp, Inc. 133,534
6,846 East West Bancorp, Inc. 655,573
2,783 Eastern Bankshares, Inc. 48,007
14,808 Ellington Credit Company 98,029
1,652 Employers Holdings, Inc. 84,632
3,859 Enact Holdings, Inc. 124,954
3,430 Enova International, Inc.
a
328,868
5,409 Enterprise Financial Services
Corporation 305,068
808 Equitable Holdings, Inc. 38,113
4,210 Equity Bancshares, Inc. 178,588
81,978 F.N.B. Corporation 1,211,635
3,131 FactSet Research Systems, Inc. 1,503,757
5,164 Federal Agricultural Mortgage
Corporation 1,017,050
33,541 Federated Hermes, Inc. 1,378,871
5,746 Fidelity National Information
Services, Inc. 464,104
4,195 Fifth Third Bancorp 177,365
8,268 Financial Institutions, Inc. 225,634
1,327 First American Financial
Corporation 82,858
37,620 First Bancorp/Puerto Rico 699,356
8,000 First Bancshares, Inc. 280,000
15,893 First Busey Corporation 374,598
289 First Citizens BancShares, Inc./NC 610,663
10,862 First Financial Bancorp 291,971
3,208 First Financial Bankshares, Inc. 115,648
3,562 First Financial Corporation 164,529
1,991 First Hawaiian, Inc. 51,666
24,584 First Horizon Corporation 495,122
3,753 First Internet Bancorp 135,070
988 First Interstate BancSystem, Inc. 32,080
6,448 First Merchants Corporation 257,211
7,894 First Mid-Illinois Bancshares, Inc. 290,657
10,506 First of Long Island Corporation 122,710
20,169 Fiserv, Inc.
a
4,143,116
1,984 Flagstar Financial, Inc. 18,511
9,917 Flushing Financial Corporation 141,615
2,534 Flywire Corporation
a
52,251
45,720 Fulton Financial Corporation 881,482
67,806 Glacier Bancorp, Inc. 3,405,217
1,153 Global Payments, Inc. 129,205
6,943 Great Southern Bancorp, Inc. 414,497
2,929 Green Dot Corporation
a
31,165
18,476 Hamilton Lane, Inc. 2,735,372
7,258 Hancock Whitney Corporation 397,158
16,669 Hanmi Financial Corporation 393,722
1,943 Hanover Insurance Group, Inc. 300,504
3,817 Hartford Financial Services Group,
Inc. 417,580
708 HBT Financial, Inc. 15,505
4,221 Heartland Financial USA, Inc. 258,768
4,027 Heritage Commerce Corporation 37,773
1,363 Heritage Financial Corporation 33,394
5,819 Home BancShares, Inc. 164,678
11,036 Hometrust Bancshares, Inc. 371,693
17,384 Hope Bancorp, Inc. 213,649

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  29.2% Value
Financials  3.5% - continued
846 Horace Mann Educators
Corporation $ 33,189
12,600 Horizon Bancorp, Inc. 202,986
31,985 Houlihan Lokey, Inc. 5,554,515
8,300 Huntington Bancshares, Inc./OH 135,041
259 Independent Bank Corporation/MA 16,625
6,149 Independent Bank Corporation/MI 214,170
58,934 Intercontinental Exchange, Inc. 8,781,755
22,676 Invesco, Ltd. 396,376
983 Investar Holding Corporation 21,587
70,839 J.P. Morgan Chase & Company 16,980,817
23,223 Jack Henry & Associates, Inc. 4,070,992
31,067 Janus Henderson Group plc 1,321,280
2,748 Jefferies Financial Group, Inc. 215,443
21,213 Kearny Financial Corporation/MD 150,188
243,362 KeyCorp 4,171,225
13,490 Kinsale Capital Group, Inc. 6,274,604
2,847 LendingTree, Inc.
a
110,321
532 Loews Corporation 45,055
1,097 M&T Bank Corporation 206,247
2,502 MarketAxess Holdings, Inc. 565,552
991 Marsh & McLennan Companies,
Inc. 210,498
11,768 Mastercard, Inc. 6,196,676
5,363 Mercantile Bank Corporation 238,600
6,416 MetLife, Inc. 525,342
2,038 Metropolitan Bank Holding
Corporation
a
119,019
16,936 MFA Financial, Inc. 172,578
105,079 MGIC Investment Corporation 2,491,423
3,827 Mid Penn Bancorp, Inc. 110,371
8,558 Midland States Bancorp, Inc. 208,815
18,634 MidWestOne Financial Group, Inc. 542,622
1,438 Morningstar, Inc. 484,261
12,358 Mr. Cooper Group, Inc.
a
1,186,492
9,641 MSCI, Inc. 5,784,696
125,245 Nasdaq, Inc. 9,682,691
141 Nelnet, Inc. 15,060
989 Nicolet Bankshares, Inc. 103,756
43,744 NMI Holdings, Inc.
a
1,608,029
561 Northeast Community Bancorp,
Inc. 13,722
22,828 Northern Trust Corporation 2,339,870
10,862 Northfield Bancorp, Inc. 126,216
353 Northrim BanCorp, Inc. 27,513
17,498 Northwest Bancshares, Inc. 230,799
40,288 OceanFirst Financial Corporation 729,213
19,393 OFG Bancorp 820,712
11,691 Old National Bancorp 253,753
8,289 Old Republic International
Corporation 299,979
21,826 Old Second Bancorp, Inc. 388,066
13,242 OneMain Holdings, Inc. 690,305
4,898 Orrstown Financial Services, Inc. 179,316
533 Pacific Premier Bancorp, Inc. 13,282
1,703 Palomar Holdings, Inc.
a
179,820
157 Park National Corporation 26,915
108,761 PayPal Holdings, Inc.
a
9,282,751
3,115 PCB Bancorp 63,048
6,693 Peoples Bancorp, Inc./OH 212,101
3,167 Pinnacle Financial Partners, Inc. 362,273
1,111 PNC Financial Services Group,
Inc. 214,256
12,633 Popular, Inc. 1,188,260
1,874 Principal Financial Group, Inc. 145,066
Shares Common Stock  29.2% Value
Financials  3.5% - continued
20,694 Progressive Corporation $ 4,958,489
14,772 Prosperity Bancshares, Inc. 1,113,070
11,191 Provident Financial Services, Inc. 211,174
2,543 Prudential Financial, Inc. 301,422
20,150 Radian Group, Inc. 639,158
5,176 Regions Financial Corporation 121,740
920 Reinsurance Group of America,
Inc. 196,540
7,597 Renasant Corporation 271,593
17,077 Rithm Capital Corporation 184,944
19,169 RLI Corporation 3,159,626
19,749 Robinhood Markets, Inc.
a
735,848
5,707 S&P Global, Inc. 2,842,257
28,510 SEI Investments Company 2,351,505
1,376 ServisFirst Bancshares, Inc. 116,602
6,917 Shore Bancshares, Inc. 109,634
614 Sierra Bancorp 17,757
1,242 Simmons First National
Corporation 27,548
2,624 Skyward Specialty Insurance
Group, Inc.
a
132,617
1,314 Southern Missouri Bancorp, Inc. 75,384
2,984 Southside Bancshares, Inc. 94,772
3,017 SouthState Corporation 300,131
1,683 Stellar Bancorp, Inc. 47,713
10,896 StepStone Group, Inc. 630,660
1,290 Stifel Financial Corporation 136,843
10,948 Synovus Financial Corporation 560,866
896 Texas Capital Bancshares, Inc.
a
70,067
420 Towne Bank/Portsmouth, VA 14,305
15,348 TPG RE Finance Trust, Inc. 130,458
39,244 TPG, Inc. 2,466,093
30,483 Tradeweb Markets, Inc. 3,990,834
61,090 Triumph Financial, Inc.
a
5,551,859
17,930 Truist Financial Corporation 777,803
5,288 TrustCo Bank Corporation NY 176,143
12,306 Trustmark Corporation 435,263
4,857 U.S. Bancorp 232,310
1,445 UMB Financial Corporation 163,083
4,030 United Bankshares, Inc. 151,327
2,618 United Community Banks, Inc. 84,588
1,473 Unity Bancorp, Inc. 64,238
6,359 Univest Financial Corporation 187,654
10,067 Unum Group 735,193
10,056 Valley National Bancorp 91,107
6,950 Virtu Financial, Inc. 247,976
83,007 Visa, Inc. 26,233,532
885 WaFd, Inc. 28,532
1,431 Walker & Dunlop, Inc. 139,108
12,300 Webster Financial Corporation 679,206
49,485 Wells Fargo & Company 3,475,826
5,609 Westamerica Bancorporation 294,248
29,076 Western Alliance Bancorp 2,429,009
43,970 Western Union Company 466,082
393 Willis Towers Watson plc 123,103
2,730 Wintrust Financial Corporation 340,458
849 WSFS Financial Corporation 45,107
25,575 Zions Bancorp NA 1,387,444
Total 250,807,815
Health Care  3.2%
44,649 Abbott Laboratories 5,050,248
1,979 AbbVie, Inc. 351,668
5,181 ACELYRIN, Inc.
a
16,268
1,572 ADMA Biologics, Inc.
a
26,960

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  29.2% Value
Health Care  3.2% - continued
51,146 Agilent Technologies, Inc. $ 6,870,954
3,414 Agios Pharmaceuticals, Inc.
a
112,184
303 Align Technology, Inc.
a
63,179
27,028 Amgen, Inc. 7,044,578
3,536 Amicus Therapeutics, Inc.
a
33,309
3,176 Anika Therapeutics, Inc.
a
52,277
10,130 Arcellx, Inc.
a
776,870
4,955 Argenx SE ADR
a
3,047,325
844 Arvinas, Inc.
a
16,179
5,242 Ascendis Pharma AS ADR
a
721,666
1,993 Astria Therapeutics, Inc.
a
17,817
74,461 Avantor, Inc.
a
1,568,893
898 Biogen, Inc.
a
137,322
11,706 Bio-Techne Corporation 843,183
62,693 Boston Scientific Corporation
a
5,599,739
1,334 Bruker Corporation 78,199
18,537 Cabaletta Bio, Inc.
a
42,079
11,284 CareDx, Inc.
a
241,590
36,290 Caribou Biosciences, Inc.
a
57,701
8,859 Cencora, Inc. 1,990,440
5,051 Centene Corporation
a
305,990
21,727 Certara, Inc.
a
231,393
571 Charles River Laboratories
International, Inc.
a
105,407
1,320 Chemed Corporation 699,336
1,486 Cigna Group 410,344
8,277 Cooper Companies, Inc.
a
760,905
1,660 CRISPR Therapeutics AG
a,b
65,338
7,475 CryoPort, Inc.
a
58,156
74,766 Danaher Corporation 17,162,535
7,288 Definitive Healthcare Corporation
a
29,954
18,109 Denali Therapeutics, Inc.
a
369,061
27,596 Dentsply Sirona, Inc. 523,772
31,155 Dexcom, Inc.
a
2,422,924
1,791 Doximity, Inc.
a
95,622
11,901 Editas Medicine, Inc.
a
15,114
1,241 Edwards Lifesciences Corporation
a
91,871
45,709 Elanco Animal Health, Inc.
a
553,536
1,699 Elevance Health, Inc. 626,761
37,054 Eli Lilly & Company 28,605,688
8,576 Enanta Pharmaceuticals, Inc.
a
49,312
53,182 Encompass Health Corporation 4,911,358
14,118 Erasca, Inc.
a
35,436
17,580 Exact Sciences Corporation
a
987,820
1,130 Exelixis, Inc.
a
37,629
17,392 Fate Therapeutics, Inc.
a
28,697
10,882 Fortrea Holdings, Inc.
a
202,949
6,553 Gilead Sciences, Inc. 605,301
81,986 Globus Medical, Inc.
a
6,781,062
17,323 GoodRx Holdings, Inc.
a
80,552
46,765 Haemonetics Corporation
a
3,651,411
39,721 HealthEquity, Inc.
a
3,811,230
383 Humana, Inc. 97,171
15,795 IDEXX Laboratories, Inc.
a
6,530,285
404 Illumina, Inc.
a
53,987
4,480 Incyte Corporation
a
309,434
15,089 Inspire Medical Systems, Inc.
a
2,797,199
656 Insulet Corporation
a
171,262
8,189 Integra LifeSciences Holdings
Corporation
a
185,727
12,481 Intellia Therapeutics, Inc.
a
145,528
23,570 Intuitive Surgical, Inc.
a
12,302,597
2,085 IQVIA Holding, Inc.
a
409,723
1,152 iTeos Therapeutics, Inc.
a
8,847
11,484 Johnson & Johnson 1,660,816
Shares Common Stock  29.2% Value
Health Care  3.2% - continued
5,597 Kura Oncology, Inc.
a
$ 48,750
1,450 Kymera Therapeutics, Inc.
a
58,334
2,421 Labcorp Holdings, Inc. 555,184
162 Ligand Pharmaceuticals, Inc.
a
17,358
1,729 Medpace Holdings, Inc.
a
574,426
95,309 Medtronic plc 7,613,283
7,246 Merck & Company, Inc. 720,832
3,128 Mettler-Toledo International, Inc.
a
3,827,671
5,258 Myriad Genetics, Inc.
a
72,087
17,795 Natera, Inc.
a
2,816,949
806 Neurocrine Biosciences, Inc.
a
110,019
20,137 Nkarta, Inc.
a
50,141
5,064 Novocure, Ltd.
a
150,907
18,556 Penumbra, Inc.
a
4,406,679
1,057 Phibro Animal Health Corporation 22,197
2,458 Prestige Consumer Healthcare,
Inc.
a
191,945
7,511 Prothena Corporation plc
a
104,027
3,953 PTC Therapeutics, Inc.
a
178,438
10,778 QIAGEN NV 479,944
1,379 Quest Diagnostics, Inc. 208,036
9,642 Regeneron Pharmaceuticals, Inc.
a
6,868,286
32,453 Relay Therapeutics, Inc.
a
133,706
36,736 Repligen Corporation
a
5,287,780
10,430 Rocket Pharmaceuticals, Inc.
a
131,105
88,121 Royalty Pharma plc 2,247,967
55,497 RxSight, Inc.
a
1,907,987
14,512 Sage Therapeutics, Inc.
a
78,800
10,629 Sanofi SA ADR 512,637
9,064 Sarepta Therapeutics, Inc.
a
1,102,092
162,882 scPharmaceuticals, Inc.
a
576,602
5,570 STERIS plc 1,144,969
139,608 Stevanato Group SPA 3,042,058
10,530 Stryker Corporation 3,791,327
18,881 Sutro Biopharma, Inc.
a
34,741
2,390 Teleflex, Inc. 425,372
3,792 Tenet Healthcare Corporation
a
478,664
9,108 Thermo Fisher Scientific, Inc. 4,738,255
77,519 Twist Bioscience Corporation
a
3,602,308
2,712 uniQure NV
a
47,894
216 United Therapeutics Corporation
a
76,213
20,221 UnitedHealth Group, Inc. 10,228,995
10,304 Veeva Systems, Inc.
a
2,166,416
51,927 Vericel Corporation
a
2,851,312
11,283 Vertex Pharmaceuticals, Inc.
a
4,543,664
14,747 Viatris, Inc. 183,600
49,737 Viemed Healthcare, Inc.
a
398,891
211 Waters Corporation
a
78,277
1,274 West Pharmaceutical Services,
Inc. 417,311
13,373 Xencor, Inc.
a
307,312
5,979 Xenon Pharmaceuticals, Inc.
a
234,377
13,737 Zentalis Pharmaceuticals, Inc.
a
41,623
5,005 Zimmer Biomet Holdings, Inc. 528,678
57,065 Zoetis, Inc. 9,297,600
Total 223,463,694
Industrials  3.4%
9,174 A.O. Smith Corporation 625,759
22,388 AAR Corporation
a
1,371,937
1,679 ABM Industries, Inc. 85,931
13,299 Advanced Drainage Systems, Inc. 1,537,364
30,904 AECOM 3,301,165
27,897 Air Lease Corporation 1,344,914
4,809 Allison Transmission Holdings, Inc. 519,661

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  29.2% Value
Industrials  3.4% - continued
9,224 Amentum Holdings, Inc.
a
$ 193,981
27,521 AMETEK, Inc. 4,960,936
1,589 Applied Industrial Technologies,
Inc. 380,518
4,728 Arcosa, Inc. 457,387
15,131 Armstrong World Industries, Inc. 2,138,464
11,915 Array Technologies, Inc.
a
71,967
44,480 Atmus Filtration Technologies, Inc. 1,742,726
18,267 Automatic Data Processing, Inc. 5,347,299
250 Axon Enterprise, Inc.
a
148,580
12,224 AZEK Company, Inc.
a
580,273
127,024 Badger Infrastructure Solutions,
Ltd. 3,170,629
23,698 Barrett Business Services, Inc. 1,029,441
19,838 Beacon Roofing Supply, Inc.
a
2,015,144
3,115 Bloom Energy Corporation
a
69,184
21,031 Brady Corporation 1,553,139
48,606 BWX Technologies, Inc. 5,414,222
15 CACI International, Inc.
a
6,061
16,195 Casella Waste Systems, Inc.
a
1,713,593
25,191 Caterpillar, Inc. 9,138,287
70,729 CECO Environmental Corporation
a
2,138,138
9,503 Clean Harbors, Inc.
a
2,187,020
44,504 CNH Industrial NV 504,230
467 CSW Industrials, Inc. 164,758
202,468 CSX Corporation 6,533,642
861 Cummins, Inc. 300,145
2,484 Curtiss-Wright Corporation 881,497
16,767 Dayforce, Inc.
a
1,217,955
10,203 Delta Air Lines, Inc. 617,282
6,055 DNOW, Inc.
a
78,776
45 Dover Corporation 8,442
4,738 EMCOR Group, Inc. 2,150,578
71,999 Enerpac Tool Group Corporation 2,958,439
253 ESCO Technologies, Inc. 33,702
160,253 ExlService Holdings, Inc.
a
7,112,028
784 Expeditors International of
Washington, Inc. 86,844
209,355 Fastenal Company 15,054,718
28,477 Ferguson Enterprises, Inc. 4,942,753
77,176 Flowserve Corporation 4,439,164
6,807 Fluor Corporation
a
335,721
5,625 Fortive Corporation 421,875
89,462 Gates Industrial Corporation plc
a
1,840,233
1,962 General Dynamics Corporation 516,967
29,387 Graco, Inc. 2,477,030
18,419 Great Lakes Dredge & Dock
Corporation
a
207,951
1,757 Griffon Corporation 125,221
80,191 Helios Technologies, Inc. 3,579,726
1,127 Herc Holdings, Inc. 213,375
3,687 Hexcel Corporation 231,175
3,109 Honeywell International, Inc. 702,292
39,085 Howmet Aerospace, Inc. 4,274,727
243 Huron Consulting Group, Inc.
a
30,195
2,403 IDEX Corporation 502,924
5,898 IES Holdings, Inc.
a
1,185,262
31,473 Ingersoll Rand, Inc. 2,847,048
8,317 ITT Corporation 1,188,333
3,140 Jacobs Solutions, Inc. 419,567
47,162 JB Hunt Transport Services, Inc. 8,048,667
6,409 Kirby Corporation
a
678,072
18,549 Knight-Swift Transportation
Holdings, Inc. 983,839
47,274 Korn Ferry 3,188,631
Shares Common Stock  29.2% Value
Industrials  3.4% - continued
9,568 Kratos Defense & Security
Solutions, Inc.
a
$ 252,404
2,279 L3Harris Technologies, Inc. 479,228
12,625 Landstar System, Inc. 2,169,733
1,863 Leidos Holdings, Inc. 268,384
465 Lincoln Electric Holdings, Inc. 87,174
5,635 ManpowerGroup, Inc. 325,252
34,488 Masco Corporation 2,502,794
218,176 Masterbrand, Inc.
a
3,187,551
978 McGrath RentCorp 109,360
7,408 Miller Industries, Inc. 484,187
12,969 Moog, Inc. 2,552,818
56,849 Mueller Water Products, Inc. 1,279,103
16,105 Northrop Grumman Corporation 7,557,916
35,771 nVent Electric plc 2,438,151
54,592 Old Dominion Freight Line, Inc. 9,630,029
2,763 Otis Worldwide Corporation 255,881
9,432 Owens Corning, Inc. 1,606,458
2,836 PACCAR, Inc. 295,001
5,174 Parker-Hannifin Corporation 3,290,819
2,462 Paylocity Holding Corporation
a
491,095
20,950 Pentair plc 2,108,408
518 Quanta Services, Inc. 163,714
12,228 Regal Rexnord Corporation 1,896,930
1,322 Republic Services, Inc. 265,960
14,534 Robert Half, Inc. 1,024,066
6,228 Rockwell Automation, Inc. 1,779,900
1,025 Rush Enterprises, Inc. 56,160
1,456 Ryder System, Inc. 228,388
8,002 Saia, Inc.
a
3,646,752
72,776 Schneider National, Inc. 2,130,881
42,470 Shoals Technologies Group, Inc.
a
234,859
6,718 SkyWest, Inc.
a
672,673
2,323 Southwest Airlines Company 78,099
9,540 SS&C Technologies Holdings, Inc. 722,941
1,262 Stanley Black & Decker, Inc. 101,326
38,219 Timken Company 2,727,690
18,503 Trane Technologies plc 6,834,083
324 TransDigm Group, Inc. 410,599
22,687 TransUnion 2,103,312
219,232 Uber Technologies, Inc.
a
13,224,074
19,111 UFP Industries, Inc. 2,152,854
2,640 UL Solutions, Inc. 131,683
144 UniFirst Corporation/MA 24,637
2,455 Union Pacific Corporation 559,838
69,547 United Airlines Holdings, Inc.
a
6,753,014
3,754 United Parcel Service, Inc. 473,379
451 United Rentals, Inc. 317,702
18,088 Verisk Analytics, Inc. 4,981,978
9,481 Verra Mobility Corporation
a
229,251
1,314 Wabtec Corporation 249,121
14,180 Waste Connections, Inc. 2,433,004
4,243 Waste Management, Inc. 856,195
3,787 Watsco, Inc. 1,794,621
78,977 WNS Holdings, Ltd.
a
3,742,720
Total 238,701,654
Information Technology  9.3%
8,263 Adobe, Inc.
a
3,674,391
82,935 Advanced Micro Devices, Inc.
a
10,017,719
26,587 Agilysys, Inc.
a
3,501,774
4,211 Ambarella, Inc.
a
306,308
152,338 Amphenol Corporation 10,579,874
459,725 Apple, Inc. 115,124,334
83,696 Applied Materials, Inc. 13,611,480

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  29.2% Value
Information Technology  9.3% - continued
54,785 Arista Networks, Inc.
a
$ 6,055,386
30,323 ASGN, Inc.
a
2,527,119
679 Astera Labs, Inc.
a
89,934
1,152 Atlassian Corporation
a
280,374
29,433 Autodesk, Inc.
a
8,699,512
1,834 BILL Holdings, Inc.
a
155,358
144,948 Broadcom, Inc. 33,604,744
50,606 CDW Corporation 8,807,468
11,943 Ciena Corporation
a
1,012,886
94,534 Cisco Systems, Inc. 5,596,413
8,967 Clearwater Analytics Holdings,
Inc.
a
246,772
3,323 Coherent Corporation
a
314,788
34,651 Cohu, Inc.
a
925,182
2,747 CommVault Systems, Inc.
a
414,550
1,240 Consensus Cloud Solutions, Inc.
a
29,586
5,413 Credo Technology Group Holding,
Ltd.
a
363,808
5,649 CrowdStrike Holdings, Inc.
a
1,932,862
14,736 CyberArk Software, Ltd.
a
4,909,298
1,362 Datadog, Inc.
a
194,616
19,129 Descartes Systems Group, Inc.
a
2,173,054
2,651 DocuSign, Inc.
a
238,431
9,219 Dolby Laboratories, Inc. 720,004
39,220 Dynatrace Holdings, LLC
a
2,131,607
1,610 Elastic NV
a
159,519
3,389 Enphase Energy, Inc.
a
232,757
3,094 F5, Inc.
a
778,048
16,015 Fabrinet
a
3,521,378
1,133 Fair Isaac Corporation
a
2,255,724
343 First Solar, Inc.
a
60,450
19,835 Flex, Ltd.
a
761,466
86,335 Fortinet, Inc.
a
8,156,931
11,256 Freshworks, Inc.
a
182,010
4,451 Gartner, Inc.
a
2,156,376
77,475 Gitlab, Inc.
a
4,365,716
8,796 Globant SA
a
1,886,038
36,846 Guidewire Software, Inc.
a
6,211,499
4,335 HubSpot, Inc.
a
3,020,498
13,112 Impinj, Inc.
a
1,904,649
48,250 International Business Machines
Corporation 10,606,797
1,980 IPG Photonics Corporation
a
143,986
3,429 Itron, Inc.
a
372,321
161,234 JFrog, Ltd.
a
4,741,892
4,311 Keysight Technologies, Inc.
a
692,476
75,530 Lattice Semiconductor
Corporation
a
4,278,774
15,767 Littelfuse, Inc. 3,715,494
400 MACOM Technology Solutions
Holdings, Inc.
a
51,964
19,436 Marvell Technology, Inc. 2,146,706
268,247 Microsoft Corporation 113,066,110
926 MicroStrategy, Inc.
a,b
268,188
1,429 Mirion Technologies, Inc.
a
24,936
8,972 MongoDB, Inc.
a
2,088,771
4,770 Monolithic Power Systems, Inc. 2,822,409
11,049 Motorola Solutions, Inc. 5,107,179
9,066 Napco Security Technologies, Inc. 322,387
3,023 nCino, Inc.
a
101,512
12,928 NetApp, Inc. 1,500,682
885,924 NVIDIA Corporation 118,970,734
2,154 Okta, Inc.
a
169,735
6,538 Olo, Inc.
a
50,212
1,038 ON Semiconductor Corporation
a
65,446
Shares Common Stock  29.2% Value
Information Technology  9.3% - continued
24,331 Onto Innovation, Inc.
a
$ 4,055,248
30,596 Oracle Corporation 5,098,517
62,109 PDF Solutions, Inc.
a
1,681,912
33,586 Pegasystems, Inc. 3,130,215
3,677 Plexus Corporation
a
575,377
983 Procore Technologies, Inc.
a
73,656
14,428 PTC, Inc.
a
2,652,876
7,758 Q2 Holdings, Inc.
a
780,843
1,120 Qorvo, Inc.
a
78,322
75,350 QUALCOMM, Inc. 11,575,267
68,167 Salesforce, Inc. 22,790,273
15,557 Samsung Electronics Company,
Ltd. 555,180
26,551 ServiceNow, Inc.
a
28,147,246
23,126 Silicon Laboratories, Inc.
a
2,872,712
14,420 SolarWinds Corporation 205,485
466 Super Micro Computer, Inc.
a
14,204
2,840 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 560,872
6,221 TD SYNNEX Corporation 729,599
3,889 TE Connectivity plc 556,010
1,798 Teledyne Technologies, Inc.
a
834,506
4,843 Tenable Holdings, Inc.
a
190,717
78,930 Trimble, Inc.
a
5,577,194
167,773 TTM Technologies, Inc.
a
4,152,382
4,286 Tyler Technologies, Inc.
a
2,471,479
1,454 Unity Software, Inc.
a
32,671
2,865 Universal Display Corporation 418,863
74,897 Varonis Systems, Inc.
a
3,327,674
11,892 VeriSign, Inc.
a
2,461,168
13,609 Vontier Corporation 496,320
34,254 Workiva, Inc.
a
3,750,813
2,508 Xerox Holdings Corporation 21,142
Total 655,070,145
Materials  0.6%
1,543 Albemarle Corporation 132,821
5,367 Allegheny Technologies, Inc.
a
295,400
2,900 AptarGroup, Inc. 455,590
13,151 Avient Corporation 537,350
50,686 Axalta Coating Systems, Ltd.
a
1,734,475
2,217 Balchem Corporation 361,360
1,178 Ball Corporation 64,943
659 Celanese Corporation 45,609
6,660 CF Industries Holdings, Inc. 568,231
27,521 Chemours Company 465,105
143,196 Constellium SE
a
1,470,623
13,390 Corteva, Inc. 762,694
31,805 DuPont de Nemours, Inc. 2,425,131
1,258 Eagle Materials, Inc. 310,424
20,937 Eastman Chemical Company 1,911,967
31,420 Ecolab, Inc. 7,362,334
27,069 Element Solutions, Inc. 688,365
11,484 Greif, Inc. 701,902
49,371 Hecla Mining Company 242,412
3,637 Huntsman Corporation 65,575
23,370 Ingevity Corporation
a
952,328
3,518 Innospec, Inc. 387,191
396 International Flavors & Fragrances,
Inc. 33,482
54,565 Ivanhoe Mines, Ltd.
a
647,590
5,116 Kaiser Aluminum Corporation 359,501
4,271 Knife River Corporation
a
434,104
3,918 Koppers Holdings, Inc. 126,943

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  29.2% Value
Materials  0.6% - continued
13,152 Linde plc $ 5,506,348
554 LyondellBasell Industries NV 41,146
4,229 Magnera Corporation
a
76,841
3,683 Martin Marietta Materials, Inc. 1,902,270
5,381 Minerals Technologies, Inc. 410,086
24,729 Mosaic Company 607,839
4,340 Nucor Corporation 506,521
7,350 O-I Glass, Inc.
a
79,674
57,805 Olin Corporation 1,953,809
8,479 Orion SA 133,883
81 Packaging Corporation of America 18,236
1,838 PPG Industries, Inc. 219,549
4,823 Radius Recycling, Inc. 73,406
2,155 Ranpak Holdings Corporation
a
14,826
8,535 Royal Gold, Inc. 1,125,340
12,934 RPM International, Inc. 1,591,658
5,687 Sensient Technologies Corporation 405,256
10,234 Sonoco Products Company 499,931
2,886 Steel Dynamics, Inc. 329,206
2,192 Stepan Company 141,822
22,639 Trinseo plc 115,459
159,907 Tronox Holdings plc 1,610,264
1,325 United States Lime & Minerals, Inc. 175,881
12,770 United States Steel Corporation 434,052
2,987 Vulcan Materials Company 768,346
12,055 West Fraser Timber Company, Ltd. 1,043,360
Total 43,328,459
Real Estate  0.8%
26,272 Agree Realty Corporation 1,850,862
610 Alexandria Real Estate Equities,
Inc. 59,505
1,811 Alpine Income Property Trust, Inc. 30,407
5,716 American Assets Trust, Inc. 150,102
1,011 AvalonBay Communities, Inc. 222,390
21,848 Brixmor Property Group, Inc. 608,248
51,686 Broadstone Net Lease, Inc. 819,740
23,165 CBRE Group, Inc.
a
3,041,333
27,656 Chatham Lodging Trust 247,521
40,539 Compass, Inc.
a
237,153
27,696 CoStar Group, Inc.
a
1,982,757
5,049 Crown Castle, Inc. 458,247
19,925 CTO Realty Growth, Inc. 392,722
12,943 Curbline Properties Corporation 300,536
74,277 Cushman and Wakefield plc
a
971,543
2,021 DiamondRock Hospitality
Company 18,250
20,583 Diversified Healthcare Trust 47,341
35,799 Douglas Elliman, Inc.
a
59,784
13,979 EastGroup Properties, Inc. 2,243,490
26,559 EPR Properties 1,176,033
5,571 Equinix, Inc. 5,252,840
220,121 Essential Properties Realty Trust,
Inc. 6,885,385
1,328 Essex Property Trust, Inc. 379,064
457 Extra Space Storage, Inc. 68,367
12,005 Getty Realty Corporation 361,711
27,904 Global Net Lease, Inc. 203,699
22,748 Healthcare Realty Trust, Inc. 385,579
3,887 Host Hotels & Resorts, Inc. 68,100
4,713 Howard Hughes Holdings, Inc.
a
362,524
16,780 Independence Realty Trust, Inc. 332,915
37,454 Industrial Logistics Properties Trust 136,707
6,408 Innovative Industrial Properties,
Inc. 427,029
Shares Common Stock  29.2% Value
Real Estate  0.8% - continued
16,645 InvenTrust Properties Corporation $ 501,514
9,125 Invitation Homes, Inc. 291,726
3,236 Medical Properties Trust, Inc. 12,782
82,460 National Storage Affiliates Trust 3,126,059
40,038 NetSTREIT Corporation 566,538
115,253 Outfront Media, Inc. 2,044,588
5,380 Park Hotels & Resorts, Inc. 75,697
47,203 Pebblebrook Hotel Trust 639,601
6,797 Plymouth Industrial REIT, Inc. 120,987
2,841 RE/MAX Holdings, Inc.
a
30,313
21,517 Rexford Industrial Realty, Inc. 831,847
81,590 RLJ Lodging Trust 833,034
3,470 RMR Group, Inc. 71,621
1,662 Ryman Hospitality Properties 173,413
279,973 Sabra Health Care REIT, Inc. 4,849,132
5,122 Safehold, Inc. 94,655
905 SBA Communications Corporation 184,439
12,584 Sila Realty Trust, Inc. 306,043
72,772 STAG Industrial, Inc. 2,461,149
1,589 Sun Communities, Inc. 195,399
65,341 Tanger, Inc. 2,230,088
55,430 Terreno Realty Corporation 3,278,130
158,915 Uniti Group, Inc. 874,033
565 Universal Health Realty Income
Trust 21,024
16,621 Zillow Group, Inc., Class A
a
1,177,598
15,309 Zillow Group, Inc., Class C
a
1,133,631
Total 55,906,925
Utilities  0.4%
128,896 AES Corporation 1,658,892
2,348 Alliant Energy Corporation 138,861
1,058 American States Water Company 82,228
7,808 American Water Works Company,
Inc. 972,018
10,893 Black Hills Corporation 637,458
12,886 Brookfield Infrastructure
Corporation 515,569
7,914 California Water Service Group 358,742
4,065 CenterPoint Energy, Inc. 128,982
30,994 Clearway Energy, Inc., Class A 757,803
49,715 Clearway Energy, Inc., Class C 1,292,590
2,073 Constellation Energy Corporation 463,751
6,971 Duke Energy Corporation 751,056
11,554 Entergy Corporation 876,024
11,099 Essential Utilities, Inc. 403,116
6,977 Eversource Energy 400,689
41,724 Hawaiian Electric Industries, Inc.
a
405,975
111,568 NextEra Energy Partners, LP
b
1,985,910
4,170 NiSource, Inc. 153,289
6,225 Northwestern Energy Group, Inc. 332,788
13,848 Portland General Electric
Company 604,050
6,768 Public Service Enterprise Group,
Inc. 571,828
9,004 Spire, Inc. 610,741
332,411 UGI Corporation 9,383,963
16,616 Vistra Energy Corporation 2,290,848
63,122 Xcel Energy, Inc. 4,261,997
Total 30,039,168
Total Common Stock
(cost $1,348,643,613) 2,059,558,651

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 8.9% Value
Asset-Backed Securities  0.2%
Access Group, Inc.
$ 32,896
5.183%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
$ 32,778
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
448,149
675,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
641,829
CarVal CLO I, Ltd.
650,000
6.497%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
651,717
CMFT Net Lease Master Issuer,
LLC
622,508
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
549,915
Commonbond Student Loan Trust
43,485
4.953%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
42,898
Dryden 36 Senior Loan Fund
850,000
6.968%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
c,d
850,970
Foundation Finance Trust
280,513
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
260,785
FRTKL Trust
1,150,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
1,081,001
Goodgreen
546,166
3.860%,  10/15/2054, Ser.
2019-1A, Class A
c
486,269
Home Partners of America Trust
1,200,703
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
1,129,959
962,583
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
820,039
Hotwire Funding, LLC
750,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
757,543
HTAP
578,414
7.000%,  4/25/2037, Ser.
2024-1, Class A
c
574,136
HTAP Issuer Trust
581,046
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
572,730
Laurel Road Prime Student Loan
Trust
190,789
5.940%,  11/25/2043, Ser.
2018-D, Class A
c,d
177,613
MFA Trust
536,847
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
537,828
National Collegiate Trust
188,560
5.255%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
184,454
Principal
Amount Long-Term Fixed Income  8.9% Value
Asset-Backed Securities  0.2% - continued
Renaissance Home Equity Loan
Trust
$ 1,083,770
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
e
$ 355,626
Saxon Asset Securities Trust
430,017
2.546%,  8/25/2035, Ser.
2004-2, Class MF2
d
369,913
Sunnova Hestia II Issuer, LLC
577,749
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
581,271
Unlock HEA Trust
554,796
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
551,098
696,908
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
681,336
Vericrest Opportunity Loan
Transferee
165,771
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c,e
165,650
468,905
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,e
462,314
143,981
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,e
144,031
376,699
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
358,484
Wind River CLO, Ltd.
625,000
6.879%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,d
625,610
Total 14,095,946
Basic Materials  0.1%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
97,000 8.625%,  6/15/2029
c
101,922
ATI, Inc.
120,000 7.250%,  8/15/2030 123,396
Avient Corporation
49,000 6.250%,  11/1/2031
c
48,333
Axalta Coating Systems Dutch
Holding B BV
81,000 7.250%,  2/15/2031
c
83,822
Cascades, Inc./Cascades USA,
Inc.
165,000 5.125%,  1/15/2026
c
163,335
Cerdia Finanz GmbH
80,000 9.375%,  10/3/2031
c
83,254
Chemours Company
158,000 5.750%,  11/15/2028
c
146,772
Cleveland-Cliffs, Inc.
63,000 5.875%,  6/1/2027 62,643
90,000 4.625%,  3/1/2029
c
83,568
77,000 6.875%,  11/1/2029
c
76,176
123,000 4.875%,  3/1/2031
c
109,796
45,000 7.375%,  5/1/2033
c
44,199
57,000 6.250%,  10/1/2040 49,174
Consolidated Energy Finance SA
188,000 5.625%,  10/15/2028
c
153,331
Eastman Chemical Company
164,000 5.000%,  8/1/2029 163,484

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
Basic Materials  0.1% - continued
First Quantum Minerals, Ltd.
$ 71,000 6.875%,  10/15/2027
c
$ 70,663
FMC Corporation
227,000 5.150%,  5/18/2026 227,245
FMG Resources August 2006, Pty.
Ltd.
35,000 4.500%,  9/15/2027
c
33,846
57,000 5.875%,  4/15/2030
c
56,019
59,000 6.125%,  4/15/2032
c
58,280
Glencore Funding, LLC
323,000 4.000%,  3/27/2027
c
316,702
Hecla Mining Company
90,000 7.250%,  2/15/2028 90,564
Hudbay Minerals, Inc.
96,000 4.500%,  4/1/2026
c
94,628
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
67,000 9.000%,  7/1/2028
c
67,840
INEOS Finance plc
171,000 7.500%,  4/15/2029
c
175,039
International Flavors & Fragrances,
Inc.
269,000 1.230%,  10/1/2025
c
261,494
Magnera Corporation
106,000 7.250%,  11/15/2031
c
103,483
Mercer International, Inc.
68,000 5.125%,  2/1/2029 58,778
Methanex Corporation
85,000 5.125%,  10/15/2027 83,190
57,000 5.250%,  12/15/2029
b
54,928
Methanex US Operations, Inc.
61,000 6.250%,  3/15/2032
c
60,350
Mineral Resources, Ltd.
93,000 9.250%,  10/1/2028
c
97,573
Mosaic Company
198,000 5.375%,  11/15/2028 200,172
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
79,000 5.350%,  3/15/2034 78,600
Novelis Corporation
25,000 3.250%,  11/15/2026
c
23,813
60,000 4.750%,  1/30/2030
c
55,382
85,000 3.875%,  8/15/2031
c
73,184
SCIL IV, LLC/SCIL USA Holdings,
LLC
118,000 5.375%,  11/1/2026
c
115,570
Sherwin-Williams Company
166,000 4.800%,  9/1/2031 163,814
Smurfit Kappa Treasury, ULC
223,000 5.777%,  4/3/2054
c
220,871
SNF Group SACA
166,000 3.375%,  3/15/2030
c
145,477
SunCoke Energy, Inc.
180,000 4.875%,  6/30/2029
c
164,096
Taseko Mines, Ltd.
117,000 8.250%,  5/1/2030
c
119,427
Tronox, Inc.
58,000 4.625%,  3/15/2029
c
52,058
Principal
Amount Long-Term Fixed Income  8.9% Value
Basic Materials  0.1% - continued
WR Grace Holdings, LLC
$ 44,000 4.875%,  6/15/2027
c
$ 42,639
Total 4,858,930
Capital Goods  0.2%
Advanced Drainage Systems, Inc.
117,000 6.375%,  6/15/2030
c
117,010
AECOM
116,000 5.125%,  3/15/2027 114,887
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
c
143,603
BAE Systems plc
200,000 5.500%,  3/26/2054
c
194,701
200,000 5.250%,  3/26/2031
c
200,380
Ball Corporation
71,000 3.125%,  9/15/2031 60,261
Boeing Company
505,000 5.930%,  5/1/2060 467,281
234,000 5.040%,  5/1/2027 234,604
134,000 6.259%,  5/1/2027 137,187
155,000 6.388%,  5/1/2031 162,056
538,000 5.705%,  5/1/2040 511,842
Bombardier, Inc.
28,000 7.875%,  4/15/2027
c
28,042
145,000 6.000%,  2/15/2028
c
144,413
59,000 7.250%,  7/1/2031
c
60,845
163,000 7.000%,  6/1/2032
b,c
165,814
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
c
133,086
Camelot Return Merger Sub, Inc.
86,000 8.750%,  8/1/2028
c
82,410
Canpack SA/Canpack US, LLC
185,000 3.875%,  11/15/2029
c
166,595
Carrier Global Corporation
244,000 2.700%,  2/15/2031 211,722
Chart Industries, Inc.
179,000 7.500%,  1/1/2030
c
186,102
Clean Harbors, Inc.
115,000 6.375%,  2/1/2031
c
115,780
Clydesdale Acquisition Holdings,
Inc.
24,000 6.625%,  4/15/2029
c
24,159
110,000 6.875%,  1/15/2030
c
110,744
Cornerstone Building Brands, Inc.
30,000 9.500%,  8/15/2029
c
29,093
Crown Cork & Seal Company, Inc.
82,000 7.375%,  12/15/2026 84,128
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
180,000 6.625%,  12/15/2030
c
180,240
ESAB Corporation
47,000 6.250%,  4/15/2029
c
47,585
GFL Environmental, Inc.
61,000 3.750%,  8/1/2025
c
60,398
140,000 4.000%,  8/1/2028
c
132,565
248,000 3.500%,  9/1/2028
c
233,732
H&E Equipment Services, Inc.
194,000 3.875%,  12/15/2028
c
177,304
Herc Holdings, Inc.
37,000 5.500%,  7/15/2027
c
36,527

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
Capital Goods  0.2% - continued
$ 94,000 6.625%,  6/15/2029
c
$ 95,191
Honeywell International, Inc.
321,000 4.700%,  2/1/2030 319,289
Ingersoll Rand, Inc.
232,000 5.176%,  6/15/2029 234,292
55,000 5.700%,  8/14/2033 56,280
John Deere Capital Corporation
299,000 4.400%,  9/8/2031 290,110
Lockheed Martin Corporation
193,000 5.200%,  2/15/2064 179,007
120,000 6.150%,  9/1/2036 129,318
Martin Marietta Materials, Inc.
114,000 5.150%,  12/1/2034 111,939
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
35,000 6.750%,  4/1/2032
c
35,164
MIWD Holdco II, LLC
42,000 5.500%,  2/1/2030
c
39,672
Mueller Water Products, Inc.
101,000 4.000%,  6/15/2029
c
93,312
Nesco Holdings II, Inc.
190,000 5.500%,  4/15/2029
c
176,301
New Enterprise Stone and Lime
Company, Inc.
193,000 5.250%,  7/15/2028
c
186,444
Nordson Corporation
218,000 5.600%,  9/15/2028 222,672
Northrop Grumman Corporation
470,000 3.850%,  4/15/2045 367,404
OI European Group BV
123,000 4.750%,  2/15/2030
c
109,499
Owens-Brockway Glass Container,
Inc.
96,000 6.625%,  5/13/2027
c
95,588
47,000 7.375%,  6/1/2032
c
44,939
Pactiv Evergreen Group
58,000 4.375%,  10/15/2028
c
57,954
Quanta Services, Inc.
202,000 4.750%,  8/9/2027 201,714
Regal Rexnord Corporation
281,000 6.050%,  2/15/2026 283,533
Resideo Funding, Inc.
119,000 6.500%,  7/15/2032
c
119,148
Reworld Holding Corporation
85,000 4.875%,  12/1/2029
c
78,610
Roller Bearing Company of
America, Inc.
136,000 4.375%,  10/15/2029
c
127,075
RTX Corporation
68,000 6.400%,  3/15/2054 73,955
179,000 4.125%,  11/16/2028 174,224
375,000 4.450%,  11/16/2038 333,632
270,000 4.500%,  6/1/2042 233,036
Sealed Air Corporation/Sealed Air
Corporation (US)
91,000 6.125%,  2/1/2028
c
91,303
Smyrna Ready Mix Concrete, LLC
165,000 8.875%,  11/15/2031
c
172,995
Sonoco Products Company
214,000 4.600%,  9/1/2029 208,399
Principal
Amount Long-Term Fixed Income  8.9% Value
Capital Goods  0.2% - continued
Spirit AeroSystems, Inc.
$ 60,000 3.850%,  6/15/2026 $ 58,555
36,000 9.750%,  11/15/2030
c
39,838
SRM Escrow Issuer, LLC
46,000 6.000%,  11/1/2028
c
44,867
Standard Building Solutions, Inc.
65,000 6.500%,  8/15/2032
c
65,104
Standard Industries, Inc./NY
57,000 4.750%,  1/15/2028
c
54,549
57,000 3.375%,  1/15/2031
c
48,872
Textron, Inc.
320,000 3.375%,  3/1/2028 304,203
Trane Technologies Financing, Ltd.
141,000 5.100%,  6/13/2034 139,409
TransDigm, Inc.
138,000 6.750%,  8/15/2028
c
139,204
200,000 7.125%,  12/1/2031
c
204,793
163,000 6.625%,  3/1/2032
c
164,471
149,000 6.000%,  1/15/2033
c
146,028
Trivium Packaging Finance
87,000 5.500%,  8/15/2026
c
85,754
United Rentals North America, Inc.
175,000 4.875%,  1/15/2028 170,315
185,000 4.000%,  7/15/2030 168,410
Veralto Corporation
215,000 5.350%,  9/18/2028 217,748
WESCO Distribution, Inc.
112,000 7.250%,  6/15/2028
c
113,883
58,000 6.375%,  3/15/2029
c
58,775
41,000 6.625%,  3/15/2032
c
41,671
Total 11,963,544
Collateralized Mortgage Obligations  0.3%
A&D Mortgage Trust
530,240
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
534,357
Banc of America Alternative Loan
Trust
10,853
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 9,445
BINOM Securitization Trust
405,379
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
356,480
CHNGE Mortgage Trust
511,179
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
517,464
714,425
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,e
711,485
Citicorp Mortgage Securities, Inc.
502,702
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 441,909
Citigroup Mortgage Loan Trust,
Inc.
1,781
6.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
1,789
COLT Mortgage Loan Trust
776,041
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
680,664
Countrywide Alternative Loan Trust
269,496
4.160%,  10/25/2035, Ser.
2005-43, Class 4A1
d
217,186

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
Collateralized Mortgage Obligations  0.3% -
continued
$ 565,368
7.000%,  10/25/2037, Ser.
2007-24, Class A10 $ 192,204
Countrywide Home Loans, Inc.
149,612
5.750%,  4/25/2037, Ser.
2007-3, Class A27 68,109
CSMC Trust
353,086
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,d
353,119
396,351
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
332,978
Federal Home Loan Mortgage
Corporation - REMIC
922,438
4.000%,  1/25/2051, Ser.
5249, Class LA 892,211
700,000
5.000%,  1/25/2055, Ser.
5490, Class LB 642,740
1,400,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,350,220
231,385
3.000%,  2/15/2033, Ser.
4170, Class IG
g
16,386
518,076
3.000%,  3/15/2033, Ser.
4180, Class PI
g
45,177
988,468
4.500%,  10/15/2033, Ser.
2695, Class BH 976,354
1,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 777,802
Federal National Mortgage
Association - REMIC
1,107,481
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,085,724
1,051,381
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 829,532
371,740
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
9,470
Flagstar Mortgage Trust
484,960
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
427,139
GCAT Trust
650,460
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
579,657
1,111,769
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
1,108,773
GS Mortgage-Backed Securities
Trust
906,624
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
754,446
J.P. Morgan Mortgage Trust
991,145
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
792,800
660,689
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
541,874
LHOME Mortgage Trust
550,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
557,842
400,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
c,e
404,007
Mello Mortgage Capital
Acceptance
982,044
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
784,293
Principal
Amount Long-Term Fixed Income  8.9% Value
Collateralized Mortgage Obligations  0.3% -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 145,362
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 50,149
New Residential Mortgage Loan
Trust
1,910,389
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
1,525,699
OBX Trust
525,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
469,643
Palisades Mortgage Loan Trust
624,254
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
621,473
PRPM, LLC
500,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
460,458
Residential Accredit Loans, Inc.
Trust
192,927
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 166,128
Residential Funding Mortgage
Security I Trust
52,752
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 41,337
Roc Mortgage Trust
360,328
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,d
360,328
Saluda Grade Alternative
Mortgage Trust
800,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
807,844
700,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
704,248
Sequoia Mortgage Trust
141,461
3.972%,  9/20/2046, Ser.
2007-1, Class 4A1
d
94,849
TRK Trust
650,798
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
559,160
TVC Mortgage Trust
600,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
595,574
Vericrest Opportunity Loan
Transferee
192,950
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,e
192,900
Verus Securitization Trust
361,717
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
315,880
Total 23,959,306
Commercial Mortgage-Backed Securities  0.1%
BANK 2022-BNK39
16,374,883
0.419%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,g
402,464
BBCMS Mortgage Trust
6,965,453
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
d,g
492,495
6,777,093
1.809%,  10/15/2053, Ser.
2020-C8, Class XA
d,g
498,674

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
Commercial Mortgage-Backed Securities  0.1%
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 2,050,000
5.180%,  3/25/2029, Ser.
K520, Class A2
d
$ 2,080,883
700,000
4.791%,  9/25/2029, Ser.
K529, Class A2
f
699,985
1,350,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
f
1,300,132
Morgan Stanley Capital I Trust
6,337,969
1.783%,  7/15/2053, Ser.
2020-HR8, Class XA
d,g
487,778
ROCK Trust
525,000
5.388%,  11/13/2041, Ser.
2024-CNTR, Class A
c
523,536
Total 6,485,947
Communications Services  0.2%
AMC Networks, Inc.
140,000 10.250%,  1/15/2029
c
148,649
American Tower Corporation
100,000 3.375%,  10/15/2026 97,677
215,000 5.800%,  11/15/2028 220,717
291,000 2.900%,  1/15/2030 262,069
156,000 5.000%,  1/31/2030 155,102
136,000 5.650%,  3/15/2033 137,746
AppLovin Corporation
219,000 5.500%,  12/1/2034 217,368
AT&T, Inc.
220,000 5.700%,  3/1/2057 211,144
337,000 3.650%,  6/1/2051 237,998
451,000 3.500%,  9/15/2053 303,677
227,000 5.400%,  2/15/2034 227,909
459,000 4.900%,  8/15/2037 432,832
CCO Holdings, LLC/CCO Holdings
Capital Corporation
133,000 5.500%,  5/1/2026
c
132,621
220,000 5.125%,  5/1/2027
c
216,176
26,000 5.000%,  2/1/2028
c
25,061
128,000 5.375%,  6/1/2029
c
122,295
103,000 4.250%,  2/1/2031
c
89,767
489,000 4.750%,  2/1/2032
c
429,185
59,000 4.500%,  6/1/2033
c
49,642
206,000 4.250%,  1/15/2034
c
167,126
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
765,000 4.200%,  3/15/2028 739,501
244,000 6.100%,  6/1/2029 248,716
650,000 3.500%,  6/1/2041 445,413
Clear Channel Outdoor Holdings,
Inc.
148,000 7.875%,  4/1/2030
c
152,321
Clear Channel Worldwide
Holdings, Inc.
115,000 5.125%,  8/15/2027
c
110,695
Comcast Corporation
337,000 5.350%,  5/15/2053 311,939
285,000 4.400%,  8/15/2035 262,573
380,000 4.750%,  3/1/2044 331,525
Principal
Amount Long-Term Fixed Income  8.9% Value
Communications Services  0.2% - continued
Crown Castle, Inc.
$ 227,000 4.900%,  9/1/2029 $ 224,479
Deluxe Corporation
93,000 8.125%,  9/15/2029
c
94,304
Deutsche Telekom International
Finance BV
560,000 8.750%,  6/15/2030 650,637
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
391,000 5.875%,  8/15/2027
c
380,951
Frontier Communications
Holdings, LLC
214,000 5.875%,  10/15/2027
c
213,322
GCI, LLC
109,000 4.750%,  10/15/2028
c
101,798
Gray Television, Inc.
60,000 10.500%,  7/15/2029
c
59,996
Iliad Holding SASU
152,000 8.500%,  4/15/2031
c
161,601
95,000 7.000%,  4/15/2032
c
95,481
Intelsat Jackson Holdings SA
149,000 6.500%,  3/15/2030
c
137,433
Lamar Media Corporation
97,000 3.625%,  1/15/2031 85,370
LCPR Senior Secured Financing
DAC
238,000 6.750%,  10/15/2027
c
215,342
Level 3 Financing, Inc.
30,000 3.625%,  1/15/2029
b,c
23,850
56,484 10.500%,  4/15/2029
c
62,946
56,484 11.000%,  11/15/2029
c
63,540
85,000 10.500%,  5/15/2030
c
92,565
29,000 10.750%,  12/15/2030
b,c
32,354
70,000 4.000%,  4/15/2031
c
55,125
Lumen Technologies, Inc.
31,867 4.125%,  4/15/2030
c
28,387
McGraw-Hill Education, Inc.
171,000 5.750%,  8/1/2028
c
166,958
Meta Platforms, Inc.
168,000 5.600%,  5/15/2053 167,958
320,000 5.400%,  8/15/2054 309,877
318,000 4.550%,  8/15/2031 312,900
88,000 3.850%,  8/15/2032 81,782
Netflix, Inc.
254,000 5.375%,  11/15/2029
c
258,890
230,000 4.875%,  6/15/2030
c
228,977
News Corporation
95,000 3.875%,  5/15/2029
c
88,125
Nexstar Media, Inc.
70,000 5.625%,  7/15/2027
c
68,275
90,000 4.750%,  11/1/2028
c
83,914
Omnicom Group, Inc.
200,000 4.200%,  6/1/2030 192,130
Optics Bidco SPA
197,000 6.000%,  9/30/2034
c
189,128
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
16,000 4.625%,  3/15/2030
c
14,785
Paramount Global
49,000 6.375%,  3/30/2062
d
47,363

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
Communications Services  0.2% - continued
Playtika Holding Corporation
$ 151,000 4.250%,  3/15/2029
c
$ 136,882
Rogers Communications, Inc.
268,000 5.000%,  2/15/2029 266,292
352,000 5.300%,  2/15/2034 343,081
Sirius XM Radio, LLC
285,000 5.000%,  8/1/2027
c
277,170
115,000 4.000%,  7/15/2028
c
105,956
Sprint Capital Corporation
566,000 8.750%,  3/15/2032 675,749
Take-Two Interactive Software, Inc.
150,000 5.600%,  6/12/2034 151,103
TEGNA, Inc.
186,000 4.625%,  3/15/2028 175,770
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
c
194,244
T-Mobile USA, Inc.
561,000 3.600%,  11/15/2060 370,222
324,000 4.850%,  1/15/2029 322,176
315,000 4.375%,  4/15/2040 273,045
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
26,000 10.500%,  2/15/2028
c
27,723
177,000 4.750%,  4/15/2028
c
165,891
Univision Communications, Inc.
23,000 8.000%,  8/15/2028
c
23,417
194,000 4.500%,  5/1/2029
c
173,645
86,000 7.375%,  6/30/2030
c
82,272
30,000 8.500%,  7/31/2031
c
29,415
Urban One, Inc.
35,000 7.375%,  2/1/2028
c
21,787
Verizon Communications, Inc.
337,000 3.000%,  11/20/2060 194,993
725,000 2.650%,  11/20/2040 495,713
492,000 3.400%,  3/22/2041 372,095
Viasat, Inc.
60,000 5.625%,  4/15/2027
c
58,075
Virgin Media Finance plc
73,000 5.000%,  7/15/2030
c
61,783
Virgin Media Secured Finance plc
149,000 5.500%,  5/15/2029
c
139,754
VMED O2 UK Financing I plc
68,000 4.750%,  7/15/2031
c
58,458
60,000 7.750%,  4/15/2032
c
60,472
Vodafone Group plc
86,000 5.125%,  6/4/2081
d
65,346
235,000 5.750%,  6/28/2054 226,650
VZ Secured Financing BV
243,000 5.000%,  1/15/2032
c
214,923
Warnermedia Holdings, Inc.
519,000 4.054%,  3/15/2029 482,903
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
79,000 8.250%,  10/1/2031
c
81,593
Zegona Finance plc
106,000 8.625%,  7/15/2029
c
112,364
Ziggo Bond Company BV
69,000 5.125%,  2/28/2030
c
62,170
Principal
Amount Long-Term Fixed Income  8.9% Value
Communications Services  0.2% - continued
Ziggo BV
$ 62,000 4.875%,  1/15/2030
c
$ 56,968
Total 18,038,087
Consumer Cyclical  0.3%
1011778 B.C., ULC/New Red
Finance, Inc.
41,000 3.875%,  1/15/2028
c
38,772
91,000 4.375%,  1/15/2028
c
86,924
61,000 6.125%,  6/15/2029
c
61,224
106,000 5.625%,  9/15/2029
c
104,412
Adient Global Holdings, Ltd.
39,000 8.250%,  4/15/2031
c
39,769
ADT Security Corporation
93,000 4.125%,  8/1/2029
c
85,507
93,000 4.875%,  7/15/2032
c
85,354
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
245,000 4.625%,  6/1/2028
c
231,646
Allison Transmission, Inc.
46,000 3.750%,  1/30/2031
c
40,698
Amazon.com, Inc.
286,000 3.875%,  8/22/2037 252,587
American Axle & Manufacturing,
Inc.
162,000 5.000%,  10/1/2029
b
147,934
American Honda Finance
Corporation
316,000 5.050%,  7/10/2031 312,898
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
31,000 7.000%,  4/15/2030
b,c
27,502
Arko Corporation
109,000 5.125%,  11/15/2029
b,c
99,159
Asbury Automotive Group, Inc.
99,000 5.000%,  2/15/2032
c
90,309
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
c
128,802
13,000 4.625%,  4/1/2030
c
11,796
Aston Martin Capital Holdings, Ltd.
103,000 10.000%,  3/31/2029
c
100,549
Beazer Homes USA, Inc.
97,000 7.500%,  3/15/2031
c
98,511
Belron UK Finance plc
50,000 5.750%,  10/15/2029
c
49,486
BorgWarner, Inc.
134,000 4.950%,  8/15/2029 133,257
Boyd Gaming Corporation
155,000 4.750%,  6/15/2031
c
143,403
Boyne USA, Inc.
93,000 4.750%,  5/15/2029
c
88,160
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
85,000 4.875%,  2/15/2030
c
76,761
Caesars Entertainment, Inc.
257,000 4.625%,  10/15/2029
b,c
240,618
70,000 6.500%,  2/15/2032
c
70,316

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
Consumer Cyclical  0.3% - continued
$ 65,000 6.000%,  10/15/2032
b,c
$ 62,671
Carnival Corporation
80,000 7.625%,  3/1/2026
c
80,117
297,000 5.750%,  3/1/2027
c
296,345
136,000 4.000%,  8/1/2028
c
128,899
115,000 6.000%,  5/1/2029
c
114,728
Carvana Company
47,268
0.000%,PIK 12.000%,
12/1/2028
c,h
50,471
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
28,000 5.375%,  4/15/2027 27,702
140,000 5.250%,  7/15/2029 134,566
Choice Hotels International, Inc.
63,000 3.700%,  12/1/2029 58,493
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
c
135,049
71,000 6.750%,  5/1/2031
c
71,768
Clarios Global, LP/Clarios US
Finance Company, Inc.
79,000 6.750%,  5/15/2028
c
80,445
Crocs, Inc.
57,000 4.250%,  3/15/2029
c
52,691
Cushman & Wakefield US
Borrower, LLC
28,000 6.750%,  5/15/2028
c
28,025
Daimler Trucks Finance North
America, LLC
390,000 2.000%,  12/14/2026
c
369,542
Dana, Inc.
56,000 5.625%,  6/15/2028 55,241
86,000 4.250%,  9/1/2030 80,038
85,000 4.500%,  2/15/2032 77,960
eG Global Finance plc
28,000 12.000%,  11/30/2028
c
31,312
Expedia Group, Inc.
484,000 3.250%,  2/15/2030 446,284
Ford Motor Credit Company, LLC
225,000 2.300%,  2/10/2025 224,250
220,000 5.850%,  5/17/2027 222,359
328,000 2.900%,  2/10/2029 293,743
258,000 7.122%,  11/7/2033 269,270
Forestar Group, Inc.
59,000 3.850%,  5/15/2026
c
57,396
Gap, Inc.
41,000 3.625%,  10/1/2029
c
36,816
68,000 3.875%,  10/1/2031
c
58,801
Garrett Motion Holdings, Inc./
Garrett LX I SARL
111,000 7.750%,  5/31/2032
c
112,613
General Motors Company
203,000 6.125%,  10/1/2025 204,563
General Motors Financial
Company, Inc.
105,000 5.400%,  5/8/2027 106,097
350,000 5.800%,  1/7/2029 357,046
300,000 4.900%,  10/6/2029 295,512
207,000 5.600%,  6/18/2031 208,036
GLP Capital, LP
467,000 5.750%,  6/1/2028 471,261
Principal
Amount Long-Term Fixed Income  8.9% Value
Consumer Cyclical  0.3% - continued
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
$ 56,000 3.500%,  3/1/2029
c
$ 51,160
Goodyear Tire & Rubber Company
56,000 4.875%,  3/15/2027 54,105
59,000 5.000%,  7/15/2029
b
54,178
Group 1 Automotive, Inc.
45,000 6.375%,  1/15/2030
c
45,090
Hanesbrands, Inc.
66,000 4.875%,  5/15/2026
c
64,975
33,000 9.000%,  2/15/2031
c
35,174
Harley-Davidson Financial
Services, Inc.
216,000 5.950%,  6/11/2029
c
216,242
Hilton Domestic Operating
Company, Inc.
259,000 4.875%,  1/15/2030 248,435
28,000 4.000%,  5/1/2031
c
25,182
165,000 3.625%,  2/15/2032
c
143,332
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
201,000 5.000%,  6/1/2029
c
189,400
Home Depot, Inc.
275,000 5.400%,  9/15/2040 274,529
336,000 4.250%,  4/1/2046 279,490
315,000 3.900%,  6/15/2047 246,432
Hyundai Capital America
475,000 1.800%,  1/10/2028
c
430,266
206,000 5.300%,  6/24/2029
c
206,566
International Game Technology plc
200,000 5.250%,  1/15/2029
c
195,111
Jacobs Entertainment, Inc.
97,000 6.750%,  2/15/2029
c
93,610
Jaguar Land Rover Automotive plc
68,000 5.500%,  7/15/2029
b,c
65,970
KB Home
195,000 4.800%,  11/15/2029 183,837
L Brands, Inc.
260,000 6.625%,  10/1/2030
c
261,869
95,000 6.875%,  11/1/2035 97,205
Las Vegas Sands Corporation
154,000 5.900%,  6/1/2027 156,230
LGI Homes, Inc.
61,000 7.000%,  11/15/2032
c
60,399
Life Time, Inc.
84,000 6.000%,  11/15/2031
c
83,161
Light & Wonder International, Inc.
100,000 7.250%,  11/15/2029
c
102,014
Live Nation Entertainment, Inc.
63,000 4.750%,  10/15/2027
c
60,907
Lowe's Companies, Inc.
224,000 5.625%,  4/15/2053 215,261
455,000 2.625%,  4/1/2031 395,200
Macy's Retail Holdings, LLC
114,000 5.875%,  4/1/2029
c
111,288
57,000 6.125%,  3/15/2032
c
53,511
66,000 4.500%,  12/15/2034 54,927
Marriott International, Inc./MD
371,000 4.625%,  6/15/2030 364,096

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
Consumer Cyclical  0.3% - continued
Match Group Holdings II, LLC
$ 66,000 4.125%,  8/1/2030
c
$ 58,460
Mattamy Group Corporation
133,000 5.250%,  12/15/2027
c
130,040
McDonald's Corporation
325,000 4.450%,  3/1/2047 272,770
Melco Resorts Finance, Ltd.
157,000 5.375%,  12/4/2029
c
143,327
155,000 7.625%,  4/17/2032
c
155,555
MGM Resorts International
59,000 4.625%,  9/1/2026 58,186
61,000 6.125%,  9/15/2029 60,923
Michaels Companies, Inc.
83,000 5.250%,  5/1/2028
c
62,666
NCL Corporation, Ltd.
66,000 5.875%,  3/15/2026
c
65,910
156,000 5.875%,  2/15/2027
c
155,512
Nordstrom, Inc.
32,000 4.375%,  4/1/2030 29,054
81,000 4.250%,  8/1/2031 70,839
Parkland Corporation
61,000 6.625%,  8/15/2032
c
60,366
PENN Entertainment, Inc.
140,000 4.125%,  7/1/2029
b,c
125,539
PetSmart, Inc./PetSmart Finance
Corporation
196,000 4.750%,  2/15/2028
c
184,925
58,000 7.750%,  2/15/2029
c
56,066
Phinia, Inc.
87,000 6.625%,  10/15/2032
c
86,529
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
183,000 5.750%,  4/15/2026
c
182,898
QVC, Inc.
36,000 6.875%,  4/15/2029
b,c
29,292
Rakuten Group, Inc.
85,000 11.250%,  2/15/2027
c
92,652
100,000 9.750%,  4/15/2029
c
108,238
Raven Acquisition Holdings, LLC
60,000 6.875%,  11/15/2031
c
59,398
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
100,000 4.625%,  4/16/2029
c
89,985
Royal Caribbean Cruises, Ltd.
298,000 4.250%,  7/1/2026
c
292,376
39,000 5.625%,  9/30/2031
c
38,363
45,000 6.000%,  2/1/2033
c
44,893
S&S Holdings, LLC
53,000 8.375%,  10/1/2031
c
53,375
Saks Global Enterprises, LLC
141,000 11.000%,  12/15/2029
c
135,817
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
40,000 6.625%,  3/1/2030
c
38,277
SeaWorld Parks and
Entertainment, Inc.
137,000 5.250%,  8/15/2029
c
130,765
Service Corporation International/
US
56,000 3.375%,  8/15/2030 49,000
41,000 4.000%,  5/15/2031 36,535
Principal
Amount Long-Term Fixed Income  8.9% Value
Consumer Cyclical  0.3% - continued
$ 92,000 5.750%,  10/15/2032 $ 89,238
Six Flags Entertainment
Corporation
29,000 7.250%,  5/15/2031
c
29,619
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
28,000 6.625%,  5/1/2032
c
28,378
Six Flags Theme Parks, Inc.
30,000 7.000%,  7/1/2025
b,c
29,972
Sonic Automotive, Inc.
71,000 4.875%,  11/15/2031
c
63,701
Staples, Inc.
117,000 10.750%,  9/1/2029
c
115,103
Station Casinos, LLC
122,000 4.625%,  12/1/2031
c
109,287
Target Corporation
337,000 2.950%,  1/15/2052 214,786
Tenneco, Inc.
124,000 8.000%,  11/17/2028
c
115,569
Toyota Motor Credit Corporation
102,000 4.800%,  1/5/2034 99,098
Uber Technologies, Inc.
195,000 5.350%,  9/15/2054 181,332
234,000 4.800%,  9/15/2034 223,954
VICI Properties, LP/VICI Note
Company, Inc.
340,000 4.625%,  6/15/2025
c
338,663
127,000 5.750%,  2/1/2027
c
128,092
158,000 4.125%,  8/15/2030
c
146,808
Victoria's Secret & Company
173,000 4.625%,  7/15/2029
c
157,678
Victra Holdings, LLC/Victra
Finance Corporation
41,000 8.750%,  9/15/2029
c
42,866
Viking Cruises, Ltd.
289,000 5.875%,  9/15/2027
c
286,830
Walgreens Boots Alliance, Inc.
99,000 3.200%,  4/15/2030
b
79,552
Walmart, Inc.
263,000 4.500%,  9/9/2052 229,410
WASH Multifamily Acquisition, Inc.
88,000 5.750%,  4/15/2026
c
87,320
Wyndham Hotels & Resorts, Inc.
89,000 4.375%,  8/15/2028
c
84,600
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
53,000 5.125%,  10/1/2029
c
50,762
137,000 7.125%,  2/15/2031
c
142,673
Yum! Brands, Inc.
210,000 4.750%,  1/15/2030
c
200,830
ZF North America Capital, Inc.
96,000 7.125%,  4/14/2030
c
94,240
60,000 6.750%,  4/23/2030
c
57,716
Total 19,852,224
Consumer Non-Cyclical  0.3%
1375209 B.C., Ltd.
57,000 9.000%,  1/30/2028
b,c
56,955
Abbott Laboratories
284,000 4.750%,  11/30/2036 274,357

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
Consumer Non-Cyclical  0.3% - continued
AbbVie, Inc.
$ 104,000 5.400%,  3/15/2054 $ 100,106
465,000 4.500%,  5/14/2035 435,462
239,000 5.350%,  3/15/2044 232,978
AdaptHealth, LLC
253,000 4.625%,  8/1/2029
c
227,523
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
180,000 4.625%,  1/15/2027
c
176,222
191,000 3.500%,  3/15/2029
c
173,841
Altria Group, Inc.
216,000 6.875%,  11/1/2033 234,328
Amgen, Inc.
315,000 4.200%,  2/22/2052 243,239
335,000 5.600%,  3/2/2043 325,662
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
434,000 4.700%,  2/1/2036 411,657
Anheuser-Busch InBev Worldwide,
Inc.
270,000 5.550%,  1/23/2049 265,583
Archer-Daniels-Midland Company
393,000 2.700%,  9/15/2051 235,469
AstraZeneca plc
580,000 3.000%,  5/28/2051 379,260
B&G Foods, Inc.
60,000 8.000%,  9/15/2028
c
61,678
BAT Capital Corporation
215,000 7.079%,  8/2/2043 232,285
Bausch + Lomb Corporation
36,000 8.375%,  10/1/2028
c
37,260
Bausch Health Companies, Inc.
127,000 5.500%,  11/1/2025
c
123,849
133,000 4.875%,  6/1/2028
c
106,400
70,000 11.000%,  9/30/2028
c
66,500
Becton, Dickinson and Company
157,000 3.794%,  5/20/2050 115,885
375,000 3.700%,  6/6/2027 366,127
BellRing Brands, Inc.
101,000 7.000%,  3/15/2030
c
103,441
Bristol-Myers Squibb Company
556,000 3.550%,  3/15/2042 429,785
Bunge, Ltd. Finance Corporation
78,000 4.650%,  9/17/2034 73,630
Campbell's Company
208,000 5.400%,  3/21/2034 206,958
Cargill, Inc.
329,000 3.125%,  5/25/2051
c
216,220
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
53,000 9.500%,  10/15/2029
c
52,094
Cencora, Inc.
187,000 5.150%,  2/15/2035 182,300
Central Garden & Pet Company
79,000 4.125%,  10/15/2030 70,952
Champ Acquisition Corporation
49,000 8.375%,  12/1/2031
c
49,984
Principal
Amount Long-Term Fixed Income  8.9% Value
Consumer Non-Cyclical  0.3% - continued
Charles River Laboratories
International, Inc.
$ 67,000 4.000%,  3/15/2031
c
$ 59,602
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
c
18,116
CHS/Community Health Systems,
Inc.
131,000 5.625%,  3/15/2027
c
125,723
42,000 8.000%,  12/15/2027
c
41,923
178,000 6.000%,  1/15/2029
c
159,382
77,000 4.750%,  2/15/2031
c
59,749
82,000 10.875%,  1/15/2032
c
84,602
Conagra Brands, Inc.
380,000 1.375%,  11/1/2027 344,987
Concentra Escrow Issuer
Corporation
50,000 6.875%,  7/15/2032
c
51,048
Constellation Brands, Inc.
266,000 3.600%,  2/15/2028 255,547
160,000 2.875%,  5/1/2030 142,966
CVS Health Corporation
214,000 4.780%,  3/25/2038 185,040
417,000 6.000%,  6/1/2044 394,341
DaVita, Inc.
66,000 3.750%,  2/15/2031
c
57,107
116,000 6.875%,  9/1/2032
c
116,889
Edgewell Personal Care Company
120,000 5.500%,  6/1/2028
c
117,460
Eli Lilly & Company
168,000 4.950%,  2/27/2063 150,715
Embecta Corporation
70,000 5.000%,  2/15/2030
c
64,474
56,000 6.750%,  2/15/2030
c
53,046
Encompass Health Corporation
90,000 4.500%,  2/1/2028 86,843
Endo Finance Holdings, Inc.
56,000 8.500%,  4/15/2031
b,c
59,334
Energizer Holdings, Inc.
149,000 4.750%,  6/15/2028
c
141,982
Fortrea Holdings, Inc.
93,000 7.500%,  7/1/2030
b,c
93,154
GE HealthCare Technologies, Inc.
226,000 6.377%,  11/22/2052 242,943
General Mills, Inc.
90,000 4.950%,  3/29/2033 87,801
HCA, Inc.
401,000 3.500%,  9/1/2030 364,188
157,000 5.450%,  9/15/2034 153,027
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
120,000 7.875%,  9/1/2025
b,c
119,830
HLF Financing SARL, LLC/
Herbalife International, Inc.
61,000 12.250%,  4/15/2029
c
63,734
66,000 4.875%,  6/1/2029
c
46,200
Illumina, Inc.
145,000 4.650%,  9/9/2026 144,434
Imperial Brands Finance plc
550,000 3.875%,  7/26/2029
c
519,675
Jazz Securities DAC
41,000 4.375%,  1/15/2029
c
38,658

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
Consumer Non-Cyclical  0.3% - continued
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
$ 227,000 5.500%,  1/15/2030 $ 226,582
46,000 3.625%,  1/15/2032 40,593
373,000 3.000%,  5/15/2032 310,508
Johnson & Johnson
216,000 5.250%,  6/1/2054 210,923
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
110,000 9.000%,  2/15/2029
c
114,122
Keurig Dr Pepper, Inc.
432,000 5.200%,  3/15/2031 435,993
Kimberly-Clark Corporation
300,000 3.900%,  5/4/2047 234,236
Kraft Heinz Foods Company
219,000 4.375%,  6/1/2046 177,314
Lamb Weston Holdings, Inc.
62,000 4.125%,  1/31/2030
c
56,689
62,000 4.375%,  1/31/2032
c
56,100
LifePoint Health, Inc.
111,000 9.875%,  8/15/2030
c
119,764
73,000 11.000%,  10/15/2030
c
80,129
Medline Borrower, LP/Medline Co-
Issuer, Inc.
70,000 6.250%,  4/1/2029
c
70,738
Medtronic, Inc.
338,000 4.375%,  3/15/2035 317,232
Mozart Debt Merger Sub, Inc.
151,000 3.875%,  4/1/2029
c
139,824
191,000 5.250%,  10/1/2029
c
184,327
MPH Acquisition Holdings, LLC
57,000 5.500%,  9/1/2028
c
48,864
Newell Brands, Inc.
58,000 6.375%,  9/15/2027
b
58,200
58,000 6.625%,  9/15/2029
b
58,981
36,000 6.375%,  5/15/2030 36,059
Novartis Capital Corporation
182,000 4.700%,  9/18/2054 160,522
Organon & Company/Organon
Foreign Debt Co-Issuer BV
80,000 4.125%,  4/30/2028
c
75,159
226,000 5.125%,  4/30/2031
c
203,131
Owens & Minor, Inc.
100,000 6.625%,  4/1/2030
b,c
93,764
PepsiCo, Inc.
215,000 4.200%,  7/18/2052 175,027
Performance Food Group, Inc.
129,000 4.250%,  8/1/2029
c
119,690
82,000 6.125%,  9/15/2032
c
81,996
Perrigo Finance Unlimited
Company
99,000 4.900%,  6/15/2030 92,788
54,000 6.125%,  9/30/2032 52,803
Pfizer Investment Enterprises,
Private Ltd.
504,000 5.300%,  5/19/2053 471,907
217,000 5.110%,  5/19/2043 203,702
Philip Morris International, Inc.
218,000 5.500%,  9/7/2030 223,207
103,000 5.125%,  2/13/2031 103,008
Principal
Amount Long-Term Fixed Income  8.9% Value
Consumer Non-Cyclical  0.3% - continued
$ 336,000 5.375%,  2/15/2033 $ 336,650
268,000 4.900%,  11/1/2034 257,528
Post Holdings, Inc.
85,000 4.625%,  4/15/2030
c
78,391
140,000 4.500%,  9/15/2031
c
125,418
80,000 6.250%,  10/15/2034
c
77,931
Prime Healthcare Services, Inc.
89,000 9.375%,  9/1/2029
c
86,571
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
c
274,693
Royalty Pharma plc
194,000 5.150%,  9/2/2029 193,455
Simmons Foods, Inc.
228,000 4.625%,  3/1/2029
c
210,693
Sotera Health Holdings, LLC
60,000 7.375%,  6/1/2031
c
60,786
Spectrum Brands, Inc.
14,000 3.875%,  3/15/2031
c
12,048
Star Parent, Inc.
63,000 9.000%,  10/1/2030
c
65,432
Sysco Corporation
338,000 6.600%,  4/1/2040 364,548
Takeda Pharmaceutical Company,
Ltd.
335,000 3.175%,  7/9/2050 217,017
316,000 5.650%,  7/5/2044 310,548
Tenet Healthcare Corporation
325,000 5.125%,  11/1/2027 318,296
173,000 4.375%,  1/15/2030 160,683
144,000 6.750%,  5/15/2031 145,475
Teva Pharmaceutical Finance
Company, LLC
59,000 6.150%,  2/1/2036 59,116
Teva Pharmaceutical Finance
Netherlands III BV
131,000 3.150%,  10/1/2026 125,878
US Acute Care Solutions, LLC
109,000 9.750%,  5/15/2029
c
111,083
Viterra Finance BV
273,000 3.200%,  4/21/2031
c
238,308
Zoetis, Inc.
468,000 4.700%,  2/1/2043 415,906
Total 20,192,846
Energy  0.2%
Aethon United BR, LP/Aethon
United Finance Corporation
53,000 7.500%,  10/1/2029
c
54,201
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
124,000 5.375%,  6/15/2029
c
120,754
Archrock Partners, LP/Archrock
Partners Finance Corporation
85,000 6.250%,  4/1/2028
c
84,547
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
117,000 8.250%,  12/31/2028
c
119,437
58,000 5.875%,  6/30/2029
c
56,485
Baytex Energy Corporation
119,000 8.500%,  4/30/2030
c
121,584

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
Energy  0.2% - continued
$ 28,000 7.375%,  3/15/2032
c
$ 27,283
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
93,000 7.000%,  7/15/2029
c
94,985
BP Capital Markets America, Inc.
567,000 2.939%,  6/4/2051 351,027
Buckeye Partners, LP
80,000 4.500%,  3/1/2028
c
75,906
54,000 6.875%,  7/1/2029
c
54,654
California Resources Corporation
70,000 8.250%,  6/15/2029
c
70,983
Canadian Natural Resources, Ltd.
97,000 5.000%,  12/15/2029
c
95,919
137,000 2.950%,  7/15/2030 121,676
Cheniere Energy Partners, LP
897,000 4.500%,  10/1/2029 868,457
Cheniere Energy, Inc.
61,000 5.650%,  4/15/2034 61,350
Civitas Resources, Inc.
82,000 8.375%,  7/1/2028
c
85,163
152,000 8.750%,  7/1/2031
c
158,465
CNX Resources Corporation
69,000 6.000%,  1/15/2029
c
67,659
Columbia Pipelines Holding
Company, LLC
219,000 6.042%,  8/15/2028
c
224,241
Columbia Pipelines Operating
Company, LLC
55,000 5.927%,  8/15/2030
c
56,612
Comstock Resources, Inc.
113,000 6.750%,  3/1/2029
c
109,848
135,000 5.875%,  1/15/2030
c
125,904
ConocoPhillips Company
295,000 4.850%,  1/15/2032 289,054
Continental Resources, Inc.
394,000 2.268%,  11/15/2026
c
374,050
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
133,000 5.500%,  6/15/2031
c
127,032
Crescent Energy Finance, LLC
175,000 7.625%,  4/1/2032
c
174,100
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
126,000 8.625%,  3/15/2029
c
130,276
Diamond Foreign Asset Company/
Diamond Finance, LLC
48,000 8.500%,  10/1/2030
c
49,811
Diamondback Energy, Inc.
309,000 5.750%,  4/18/2054 289,975
DT Midstream, Inc.
98,000 4.125%,  6/15/2029
c
91,520
Enbridge, Inc.
162,000 5.250%,  4/5/2027 163,928
Enerflex, Ltd.
45,000 9.000%,  10/15/2027
c
46,728
Energy Transfer, LP
137,000 8.000%,  5/15/2054
d
143,569
250,000 5.150%,  2/1/2043 220,298
400,000 6.000%,  6/15/2048 386,364
EnLink Midstream Partners, LP
113,000 5.600%,  4/1/2044 103,693
Principal
Amount Long-Term Fixed Income  8.9% Value
Energy  0.2% - continued
Enterprise Products Operating,
LLC
$ 300,000 3.300%,  2/15/2053 $ 197,210
EQM Midstream Partners, LP
162,000 4.750%,  1/15/2031
c
152,350
Exxon Mobil Corporation
525,000 3.452%,  4/15/2051 368,018
Genesis Energy LP/Genesis
Energy Finance Corporation
93,000 8.875%,  4/15/2030 94,628
140,000 7.875%,  5/15/2032 137,107
Gulfport Energy Operating
Corporation
40,000 6.750%,  9/1/2029
c
40,279
Halliburton Company
247,000 4.850%,  11/15/2035 234,698
225,000 5.000%,  11/15/2045 200,876
Harvest Midstream I, LP
147,000 7.500%,  9/1/2028
c
148,298
Hess Midstream Operations, LP
127,000 4.250%,  2/15/2030
c
117,084
Hilcorp Energy I, LP/Hilcorp
Finance Company
170,000 5.750%,  2/1/2029
c
162,188
56,000 6.000%,  4/15/2030
c
52,629
112,000 6.250%,  4/15/2032
c
103,043
Howard Midstream Energy
Partners, LLC
163,000 7.375%,  7/15/2032
c
165,587
ITT Holdings, LLC
150,000 6.500%,  8/1/2029
c
137,316
Kodiak Gas Services, LLC
71,000 7.250%,  2/15/2029
c
72,423
Laredo Petroleum, Inc.
116,000 7.750%,  7/31/2029
c
114,889
MEG Energy Corporation
91,000 5.875%,  2/1/2029
c
88,826
Moss Creek Resources Holdings,
Inc.
61,000 8.250%,  9/1/2031
c
59,648
MPLX, LP
449,000 4.950%,  9/1/2032 432,888
82,000 5.000%,  3/1/2033 78,754
Nabors Industries, Inc.
56,000 7.375%,  5/15/2027
c
55,935
144,000 9.125%,  1/31/2030
c
146,443
National Fuel Gas Company
404,000 5.500%,  1/15/2026 405,568
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
47,000 8.125%,  2/15/2029
c
47,618
70,000 8.375%,  2/15/2032
c
70,536
Noble Finance II, LLC
118,000 8.000%,  4/15/2030
c
119,176
Northern Oil and Gas, Inc.
120,000 8.750%,  6/15/2031
c
123,864
NuStar Logistics, LP
114,000 6.375%,  10/1/2030 114,309
Occidental Petroleum Corporation
90,000 5.000%,  8/1/2027 90,043

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
Energy  0.2% - continued
ONEOK, Inc.
$ 164,000 5.700%,  11/1/2054 $ 154,210
112,000 5.000%,  3/1/2026 112,172
188,000 4.750%,  10/15/2031 181,854
PBF Holding Company, LLC/PBF
Finance Corporation
96,000 6.000%,  2/15/2028 92,063
Permian Resources Operating,
LLC
110,000 6.250%,  2/1/2033
c
108,577
Prairie Acquiror, LP
93,000 9.000%,  8/1/2029
c
95,812
Precision Drilling Corporation
77,000 6.875%,  1/15/2029
c
76,307
Range Resources Corporation
97,000 4.750%,  2/15/2030
c
91,022
Rockies Express Pipeline, LLC
147,000 4.950%,  7/15/2029
c
139,566
Saturn Oil & Gas, Inc.
68,000 9.625%,  6/15/2029
b,c
66,107
Schlumberger Holdings
Corporation
113,000 5.000%,  5/29/2027
c
113,631
SM Energy Company
105,000 6.500%,  7/15/2028 104,342
40,000 7.000%,  8/1/2032
c
39,438
South Bow USA Infrastructure
Holdings, LLC
173,000 5.026%,  10/1/2029
c
169,990
69,000 5.584%,  10/1/2034
c
67,109
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
56,000 5.875%,  3/1/2027 55,559
Suncor Energy, Inc.
339,000 7.150%,  2/1/2032 368,387
Sunoco, LP
169,000 7.000%,  5/1/2029
c
173,439
Sunoco, LP/Sunoco Finance
Corporation
84,000 5.875%,  3/15/2028 83,657
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
217,000 5.500%,  1/15/2028
c
208,696
85,000 7.375%,  2/15/2029
c
85,269
Talos Production, Inc.
60,000 9.000%,  2/1/2029
c
61,558
Targa Resources Corporation
394,000 4.200%,  2/1/2033 357,758
TGNR Intermediate Holdings, LLC
127,000 5.500%,  10/15/2029
c
118,589
TotalEnergies Capital SA
160,000 5.275%,  9/10/2054 147,927
Transocean, Inc.
147,900 8.750%,  2/15/2030
c
152,533
USA Compression Partners, LP/
USA Compression Finance
Corporation
96,000 7.125%,  3/15/2029
c
97,694
Valaris, Ltd.
120,000 8.375%,  4/30/2030
c
121,263
Principal
Amount Long-Term Fixed Income  8.9% Value
Energy  0.2% - continued
Venture Global Calcasieu Pass,
LLC
$ 84,000 3.875%,  8/15/2029
c
$ 77,172
95,000 4.125%,  8/15/2031
c
85,075
Venture Global LNG, Inc.
210,000 8.125%,  6/1/2028
c
218,462
105,000 9.000%,  9/30/2029
c,d,i
109,782
82,000 7.000%,  1/15/2030
c
83,228
244,000 8.375%,  6/1/2031
c
254,474
116,000 9.875%,  2/1/2032
c
127,284
Viridien SA
28,000 8.750%,  4/1/2027
c
27,511
Western Midstream Operating, LP
219,000 6.350%,  1/15/2029 226,484
112,000 6.150%,  4/1/2033 114,158
Williams Companies, Inc.
225,000 5.300%,  8/15/2052 205,689
500,000 7.500%,  1/15/2031 552,774
Total 15,856,391
Financials  0.8%
Acrisure, LLC/Acrisure Finance,
Inc.
39,000 4.250%,  2/15/2029
c
36,665
57,000 7.500%,  11/6/2030
c
58,694
AEGON Funding Company, LLC
318,000 5.500%,  4/16/2027
b,c
320,767
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
247,000 6.100%,  1/15/2027 252,606
375,000 3.875%,  1/23/2028 363,182
250,000 3.400%,  10/29/2033 212,905
AG TTMT Escrow Issuer, LLC
44,000 8.625%,  9/30/2027
c
45,626
Agree, LP
158,000 5.625%,  6/15/2034 158,460
Air Lease Corporation
59,000 4.650%,  6/15/2026
d,i
57,069
482,000 3.000%,  2/1/2030 435,147
Aircastle, Ltd.
300,000 5.250%,  8/11/2025
c
300,093
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
57,000 4.250%,  10/15/2027
c
54,407
114,000 6.750%,  4/15/2028
c
114,268
81,000 7.000%,  1/15/2031
c
81,316
Ally Financial, Inc.
460,000 8.000%,  11/1/2031 508,589
88,000 6.700%,  2/14/2033 88,710
American Express Company
102,000 5.098%,  2/16/2028
d
102,588
149,000 5.043%,  7/26/2028
d
149,780
American International Group, Inc.
453,000 5.125%,  3/27/2033 447,372
AmWINS Group, Inc.
47,000 6.375%,  2/15/2029
c
47,288
140,000 4.875%,  6/30/2029
c
131,460
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
c,d
225,902
Aon North America, Inc.
158,000 5.750%,  3/1/2054 154,065

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
Financials  0.8% - continued
Apollo Debt Solutions BDC
$ 232,000 6.700%,  7/29/2031
c
$ 238,264
Ares Capital Corporation
173,000 3.250%,  7/15/2025 171,321
425,000 3.875%,  1/15/2026 420,140
145,000 2.150%,  7/15/2026 138,638
189,000 5.875%,  3/1/2029 190,600
Ares Strategic Income Fund
190,000 5.600%,  2/15/2030
c
187,775
Arthur J. Gallagher & Company
54,000 6.750%,  2/15/2054 59,787
79,000 5.750%,  7/15/2054 77,650
304,000 5.000%,  2/15/2032 300,040
Associated Banc-Corp
275,000 4.250%,  1/15/2025 274,885
Avolon Holdings Funding, Ltd.
125,000 4.250%,  4/15/2026
c
123,495
122,000 4.950%,  1/15/2028
c
120,892
270,000 5.750%,  3/1/2029
c
272,742
Azorra Finance, Ltd.
151,000 7.750%,  4/15/2030
c
150,104
Banco Santander Mexico SA
250,000 5.375%,  4/17/2025
c
249,798
200,000 5.621%,  12/10/2029
c
199,000
Banco Santander SA
400,000 4.175%,  3/24/2028
d
391,690
Bank of America Corporation
275,000 1.734%,  7/22/2027
d
262,165
265,000 3.824%,  1/20/2028
d
259,657
196,000 5.202%,  4/25/2029
d
196,915
230,000 2.087%,  6/14/2029
d
208,741
500,000 2.496%,  2/13/2031
d
439,644
650,000 1.922%,  10/24/2031
d
543,026
338,000 2.972%,  2/4/2033
d
290,523
676,000 4.571%,  4/27/2033
d
642,414
324,000 5.872%,  9/15/2034
d
332,762
129,000 5.468%,  1/23/2035
d
129,141
319,000 5.425%,  8/15/2035
d
310,488
450,000 3.846%,  3/8/2037
d
398,608
Bank of New York Mellon
Corporation
214,000 6.317%,  10/25/2029
d
224,824
Barclays plc
56,000 6.125%,  12/15/2025
d,i
55,868
333,000 6.496%,  9/13/2027
d
341,055
275,000 4.972%,  5/16/2029
d
272,355
301,000 4.942%,  9/10/2030
d
295,095
335,000 5.746%,  8/9/2033
d
335,084
BBVA Bancomer SA/Texas
200,000 5.250%,  9/10/2029
c
196,124
Belrose Funding Trust
430,000 2.330%,  8/15/2030
c
362,295
Berkshire Hathaway Finance
Corporation
449,000 2.850%,  10/15/2050 281,754
BlackRock Funding, Inc.
104,000 5.250%,  3/14/2054 98,245
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025 340,647
208,000 5.600%,  11/22/2029
c
205,359
210,000 6.250%,  1/25/2031 213,531
Principal
Amount Long-Term Fixed Income  8.9% Value
Financials  0.8% - continued
Blue Owl Capital Corporation II
$ 164,000 8.450%,  11/15/2026 $ 171,891
Blue Owl Credit Income
Corporation
282,000 4.700%,  2/8/2027 277,971
Blue Owl Technology Finance
Corporation
115,000 4.750%,  12/15/2025
c
113,729
Blue Owl Technology Finance
Corporation II
217,000 6.750%,  4/4/2029
c
218,330
BNP Paribas SA
314,000 5.283%,  11/19/2030
c,d
310,748
564,000 3.132%,  1/20/2033
c,d
480,754
BPCE SA
440,000 3.500%,  10/23/2027
c
420,388
Burford Capital Global Finance,
LLC
134,000 9.250%,  7/1/2031
c
142,261
Camden Property Trust
278,000 3.150%,  7/1/2029 258,217
Capital One Financial Corporation
500,000 4.200%,  10/29/2025 496,727
71,000 5.700%,  2/1/2030
d
71,973
Charles Schwab Corporation
220,000 6.136%,  8/24/2034
d
230,983
Chubb INA Holdings, LLC
220,000 4.350%,  11/3/2045 187,410
Citigroup, Inc.
348,000 3.200%,  10/21/2026 338,427
520,000 3.668%,  7/24/2028
d
503,705
236,000 4.125%,  7/25/2028 229,449
175,000 3.520%,  10/27/2028
d
168,425
130,000 5.174%,  2/13/2030
d
129,901
478,000 4.910%,  5/24/2033
d
461,984
284,000 6.174%,  5/25/2034
d
289,321
Citizens Financial Group, Inc.
136,000 5.718%,  7/23/2032
d
136,474
CNA Financial Corporation
160,000 5.125%,  2/15/2034 157,030
Comerica, Inc.
75,000 5.982%,  1/30/2030
d
75,841
Constellation Insurance, Inc.
28,000 6.800%,  1/24/2030
c
27,224
Cooperatieve Rabobank UA
447,000 5.564%,  2/28/2029
c,d
452,813
Corebridge Financial, Inc.
117,000 6.375%,  9/15/2054
d
116,200
169,000 4.350%,  4/5/2042 140,688
Cousins Properties, LP
69,000 5.375%,  2/15/2032 67,766
Credit Acceptance Corporation
105,000 9.250%,  12/15/2028
c
111,056
Credit Suisse Group AG
350,000 7.250%,  N/A
*,j
35,000
Deutsche Bank AG/New York, NY
239,000 6.819%,  11/20/2029
d
250,096
500,000 3.729%,  1/14/2032
d
436,459
Discover Bank
475,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
483,718

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
Financials  0.8% - continued
Diversified Healthcare Trust
$ 68,000 Zero Coupon,  1/15/2026
c
$ 63,993
Drawbridge Special Opportunities
Fund, LP
199,000 3.875%,  2/15/2026
c
193,769
Elevance Health, Inc.
375,000 3.125%,  5/15/2050 239,880
300,000 4.625%,  5/15/2042 259,030
EPR Properties
190,000 4.950%,  4/15/2028 186,756
Fairfax Financial Holdings, Ltd.
207,000 6.350%,  3/22/2054 213,148
FirstCash, Inc.
143,000 5.625%,  1/1/2030
c
137,771
First-Citizens Bank & Trust
Company
189,000 6.125%,  3/9/2028 194,434
Five Corners Funding Trust IV
224,000 5.997%,  2/15/2053
c
226,036
Fortress Transportation and
Infrastructure Investors, LLC
60,000 5.500%,  5/1/2028
c
58,683
105,000 7.000%,  5/1/2031
c
107,115
82,000 7.000%,  6/15/2032
c
83,616
Freedom Mortgage Corporation
59,000 7.625%,  5/1/2026
c
59,143
Freedom Mortgage Holdings, LLC
133,000 9.250%,  2/1/2029
c
137,248
57,000 9.125%,  5/15/2031
c
58,771
FS KKR Capital Corporation
450,000 3.400%,  1/15/2026 441,292
GGAM Finance, Ltd.
54,000 7.750%,  5/15/2026
c
54,748
58,000 8.000%,  6/15/2028
c
60,900
158,000 5.875%,  3/15/2030
c
154,984
Global Aircraft Leasing Company,
Ltd.
172,000 8.750%,  9/1/2027
c
175,421
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
171,000 3.750%,  12/15/2027
c
156,059
goeasy, Ltd.
94,000 9.250%,  12/1/2028
c
100,183
58,000 7.625%,  7/1/2029
c
59,264
44,000 6.875%,  5/15/2030
c
44,367
Goldman Sachs Bank USA/New
York, NY
323,000 5.414%,  5/21/2027
d
325,519
Goldman Sachs BDC, Inc.
135,000 6.375%,  3/11/2027 138,201
Goldman Sachs Group, Inc.
318,000 1.948%,  10/21/2027
d
301,711
322,000 6.484%,  10/24/2029
d
337,384
120,000 1.992%,  1/27/2032
d
99,031
810,000 3.102%,  2/24/2033
d
698,114
Health Care Service Corporation
231,000 5.450%,  6/15/2034
c
230,813
Healthpeak OP, LLC
87,000 3.400%,  2/1/2025 86,871
Highwoods Realty, LP
171,000 3.050%,  2/15/2030 150,807
Principal
Amount Long-Term Fixed Income  8.9% Value
Financials  0.8% - continued
$ 150,000 2.600%,  2/1/2031 $ 124,938
Howard Hughes Corporation
37,000 4.125%,  2/1/2029
c
34,190
HSBC Holdings plc
300,000 5.402%,  8/11/2033
d
296,900
HUB International, Ltd.
164,000 7.250%,  6/15/2030
c
168,059
Huntington Bancshares, Inc./OH
267,000 5.709%,  2/2/2035
d
266,481
229,000 6.141%,  11/18/2039
d
228,702
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
50,000 6.250%,  5/15/2026 49,574
232,000 5.250%,  5/15/2027 219,652
Intesa Sanpaolo SPA
71,000 4.198%,  6/1/2032
c,d
61,736
Invitation Homes Operating
Partnership, LP
282,000 2.000%,  8/15/2031 228,809
J.P. Morgan Chase & Company
86,000 4.000%,  4/1/2025
d,i
85,173
384,000 1.578%,  4/22/2027
d
368,728
320,000 4.979%,  7/22/2028
d
321,018
350,000 4.505%,  10/22/2028
d
346,905
25,000 4.203%,  7/23/2029
d
24,327
400,000 2.522%,  4/22/2031
d
352,386
400,000 1.953%,  2/4/2032
d
331,549
450,000 4.586%,  4/26/2033
d
431,563
337,000 4.912%,  7/25/2033
d
329,491
228,000 5.766%,  4/22/2035
d
233,224
214,000 5.534%,  11/29/2045
d
208,897
Jackson National Life Global
Funding
236,000 5.550%,  7/2/2027
c
238,959
Jane Street Group/JSG Finance,
Inc.
92,000 4.500%,  11/15/2029
c
86,153
36,000 7.125%,  4/30/2031
c
36,996
60,000 6.125%,  11/1/2032
c
59,441
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
49,000 5.000%,  8/15/2028
c
45,964
200,000 6.625%,  10/15/2031
c
199,683
Jefferson Capital Holdings, LLC
47,000 6.000%,  8/15/2026
c
46,913
117,000 9.500%,  2/15/2029
c
123,938
KeyBank NA/Cleveland, OH
258,000 5.000%,  1/26/2033 247,452
KeyCorp
162,000
5.716%,  (SOFRINDX +
1.250%), 5/23/2025
d
162,145
Kilroy Realty, LP
109,000 4.250%,  8/15/2029 102,706
93,000 6.250%,  1/15/2036 92,265
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
58,000 4.250%,  2/1/2027
c
55,928
155,000 4.750%,  6/15/2029
c
146,153
Liberty Mutual Group, Inc.
32,000 4.125%,  12/15/2051
c,d
30,452

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
Financials  0.8% - continued
Lloyds Banking Group plc
$ 200,000 5.087%,  11/26/2028
d
$ 200,222
335,000 5.871%,  3/6/2029
d
341,230
Macquarie Airfinance Holdings,
Ltd.
108,000 6.400%,  3/26/2029
c
111,125
146,000 5.150%,  3/17/2030
c
142,619
28,000 6.500%,  3/26/2031
c
28,926
Marsh & McLennan Companies,
Inc.
83,000 5.450%,  3/15/2053 80,139
Massachusetts Mutual Life
Insurance Company
475,000 3.200%,  12/1/2061
*
281,763
Mitsubishi UFJ Financial Group,
Inc.
335,000 5.422%,  2/22/2029
d
339,728
Molina Healthcare, Inc.
157,000 4.375%,  6/15/2028
c
148,789
41,000 3.875%,  5/15/2032
c
35,406
70,000 6.250%,  1/15/2033
c
69,184
Morgan Stanley
179,000 5.516%,  11/19/2055
d
172,505
540,000 4.350%,  9/8/2026 535,834
435,000 3.591%,  7/22/2028
d
419,472
223,000 5.164%,  4/20/2029
d
223,628
620,000 3.622%,  4/1/2031
d
575,874
223,000 5.250%,  4/21/2034
d
219,587
168,000 5.831%,  4/19/2035
d
171,199
394,000 5.297%,  4/20/2037
d
382,800
Morgan Stanley Direct Lending
Fund
159,000 6.150%,  5/17/2029
c
159,888
MPT Operating Partnership, LP/
MPT Finance Corporation
121,000 4.625%,  8/1/2029
b
86,702
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 223,991
National Australia Bank, Ltd./New
York
250,000 4.500%,  10/26/2027 249,090
Nationstar Mortgage Holdings,
Inc.
29,000 5.500%,  8/15/2028
c
28,164
60,000 6.500%,  8/1/2029
c
59,898
90,000 5.125%,  12/15/2030
c
83,973
NatWest Group plc
250,000 4.445%,  5/8/2030
d
241,100
325,000 6.475%,  6/1/2034
d
333,616
Navient Corporation
34,000 5.000%,  3/15/2027 33,325
37,000 5.500%,  3/15/2029 34,903
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
37,000 4.500%,  9/30/2028
c
33,875
New York Life Global Funding
331,000 4.550%,  1/28/2033
c
316,399
Nomura Holdings, Inc.
224,000 5.783%,  7/3/2034 226,425
Omega Healthcare Investors, Inc.
416,000 3.625%,  10/1/2029 383,702
375,000 3.375%,  2/1/2031 332,576
Principal
Amount Long-Term Fixed Income  8.9% Value
Financials  0.8% - continued
OneMain Finance Corporation
$ 217,000 3.500%,  1/15/2027 $ 206,992
262,000 3.875%,  9/15/2028 241,444
Panther Escrow Issuer, LLC
164,000 7.125%,  6/1/2031
c
165,639
Park Intermediate Holdings, LLC
161,000 4.875%,  5/15/2029
c
151,507
Pine Street Trust III
100,000 6.223%,  5/15/2054
c
100,910
PNC Financial Services Group,
Inc.
107,000 6.615%,  10/20/2027
d
110,235
PRA Group, Inc.
89,000 8.375%,  2/1/2028
c
91,492
Prologis Targeted US Logistics
Fund, LP
216,000 5.250%,  4/1/2029
c
218,434
104,000 5.250%,  1/15/2035
c
102,138
Prologis, LP
146,000 5.250%,  3/15/2054 136,196
Prudential Financial, Inc.
428,000 5.125%,  3/1/2052
d
407,294
Regency Centers, LP
299,000 4.125%,  3/15/2028 291,685
162,000 5.250%,  1/15/2034 159,648
Reinsurance Group of America,
Inc.
231,000 5.750%,  9/15/2034 232,818
RGA Global Funding
105,000 5.500%,  1/11/2031
c
106,103
RHP Hotel Properties, LP/RHP
Finance Corporation
28,000 4.750%,  10/15/2027 27,087
57,000 4.500%,  2/15/2029
c
53,815
RLJ Lodging Trust, LP
52,000 4.000%,  9/15/2029
c
47,123
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
190,000 3.625%,  3/1/2029
c
172,067
73,000 3.875%,  3/1/2031
c
63,605
82,000 4.000%,  10/15/2033
c
68,295
Ryan Specialty, LLC
30,000 4.375%,  2/1/2030
c
28,164
140,000 5.875%,  8/1/2032
c
138,522
Santander Holdings USA, Inc.
111,000 6.499%,  3/9/2029
d
114,055
93,000 6.174%,  1/9/2030
d
94,908
Santander UK Group Holdings plc
460,000 1.673%,  6/14/2027
d
437,837
Service Properties Trust
60,000 5.500%,  12/15/2027 56,108
76,000 8.375%,  6/15/2029 73,473
93,000 8.625%,  11/15/2031
c
96,775
Simon Property Group, LP
343,000 3.800%,  7/15/2050 252,492
SLM Corporation
60,000 4.200%,  10/29/2025 59,464
Societe Generale SA
354,000 4.750%,  11/24/2025
c
352,087
60,000 10.000%,  11/14/2028
c,d,i
63,967

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
Financials  0.8% - continued
Standard Chartered plc
$ 200,000 5.688%,  5/14/2028
c,d
$ 202,560
State Street Corporation
314,000 4.530%,  2/20/2029
d
310,399
Sumitomo Mitsui Financial Group,
Inc.
336,000 3.010%,  10/19/2026 326,203
329,000 5.710%,  1/13/2030 337,119
275,000 1.710%,  1/12/2031 225,340
Synchrony Financial
115,000 5.935%,  8/2/2030
d
116,056
59,000 7.250%,  2/2/2033 60,904
Synovus Bank
250,000 5.625%,  2/15/2028 250,446
Toronto-Dominion Bank
293,000 5.523%,  7/17/2028 297,783
110,000 5.146%,  9/10/2034
d
107,620
Truist Financial Corporation
227,000 6.047%,  6/8/2027
d
230,735
160,000 5.125%,  12/15/2027
b,d,i
156,339
266,000 5.122%,  1/26/2034
d
258,518
137,000 5.711%,  1/24/2035
d
138,048
U.S. Bancorp
348,000 5.775%,  6/12/2029
d
355,860
88,000 5.836%,  6/12/2034
d
89,707
146,000 5.678%,  1/23/2035
d
147,232
UBS Group AG
43,000 4.875%,  2/12/2027
c,d,i
40,954
328,000 6.246%,  9/22/2029
c,d
339,769
278,000 3.091%,  5/14/2032
c,d
241,799
200,000 5.699%,  2/8/2035
c,d
201,309
200,000 5.379%,  9/6/2045
c,d
190,487
UniCredit SPA
57,000 5.861%,  6/19/2032
c,d
57,082
United Wholesale Mortgage, LLC
154,000 5.500%,  4/15/2029
c
148,340
UnitedHealth Group, Inc.
224,000 5.875%,  2/15/2053 224,596
228,000 4.750%,  5/15/2052 195,350
UWM Holdings, LLC
59,000 6.625%,  2/1/2030
c
58,635
Vornado Realty, LP
42,000 3.400%,  6/1/2031 35,779
Wells Fargo & Company
43,000 3.900%,  3/15/2026
d,i
41,780
199,000 3.000%,  4/22/2026 194,648
350,000 3.000%,  10/23/2026 339,367
338,000 3.526%,  3/24/2028
d
327,836
214,000 5.707%,  4/22/2028
d
217,520
550,000 2.393%,  6/2/2028
d
518,005
234,000 5.574%,  7/25/2029
d
237,579
185,000 5.389%,  4/24/2034
d
182,942
310,000 4.900%,  11/17/2045 268,666
XHR, LP
66,000 4.875%,  6/1/2029
c
62,264
30,000 6.625%,  5/15/2030
c
30,098
Zions Bancorp NA
250,000 6.816%,  11/19/2035
d
251,741
Total 55,613,022
Principal
Amount Long-Term Fixed Income  8.9% Value
Foreign Government  <0.1%
NBN Company, Ltd.
$ 350,000 2.625%,  5/5/2031
c
$ 302,465
Saudi Arabian Oil Company
200,000 5.250%,  7/17/2034
c
197,289
Teine Energy, Ltd.
150,000 6.875%,  4/15/2029
c
145,654
Total 645,408
Mortgage-Backed Securities  2.9%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,008,188 2.000%,  1/1/2052 2,376,145
2,249,719 2.000%,  5/1/2051 1,778,649
4,357,992 2.500%,  5/1/2051 3,592,638
1,745,246 3.500%,  5/1/2052 1,550,525
2,880,657 4.000%,  5/1/2052 2,658,013
1,794,774 5.000%,  7/1/2053 1,742,342
886,317 5.500%,  7/1/2053 880,756
2,373,227 3.500%,  8/1/2052 2,113,007
1,835,494 5.000%,  8/1/2053 1,785,793
2,772,330 5.500%,  9/1/2053 2,771,310
1,824,791 3.500%,  9/1/2047 1,637,584
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,283,113 2.500%,  7/1/2030 1,221,011
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,726,323 3.000%,  12/1/2036 1,593,700
1,710,524 3.000%,  8/1/2038 1,587,488
2,677,221 3.500%,  5/1/2040 2,477,574
2,539,356 2.500%,  4/1/2042 2,168,146
870,809 2.000%,  5/1/2042 727,427
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,970,348 3.000%,  1/1/2052 5,983,155
862,508 2.000%,  2/1/2051 681,974
573,609 2.000%,  2/1/2051 453,546
2,812,574 2.500%,  2/1/2051 2,322,484
3,324,604 2.500%,  2/1/2051 2,712,575
9,708,094 2.000%,  3/1/2051 7,615,059
1,388,070 2.000%,  3/1/2051 1,081,279
4,995,179 4.000%,  3/1/2051 4,622,555
2,465,441 2.000%,  3/1/2052 1,945,317
7,506,732 3.000%,  3/1/2052 6,395,525
6,440,502 2.000%,  4/1/2051 5,025,032
4,501,246 3.000%,  4/1/2051 3,858,290
4,629,830 3.000%,  5/1/2050 3,986,425
1,058,398 2.000%,  5/1/2051 832,087
3,450,201 3.000%,  5/1/2051 2,986,958
6,506,984 2.000%,  6/1/2050 5,116,272
2,838,874 3.000%,  6/1/2050 2,474,510
1,210,524 4.000%,  6/1/2052 1,109,321
1,317,426 5.000%,  6/1/2053 1,280,806
4,875,517 2.500%,  7/1/2051 4,052,455
1,145,493 3.500%,  7/1/2051 1,028,034
3,433,872 4.000%,  7/1/2052 3,146,807
1,061,624 2.500%,  8/1/2050 881,185
1,863,669 3.500%,  8/1/2050 1,676,689
3,189,205 3.500%,  8/1/2052 2,826,694

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
Mortgage-Backed Securities  2.9% - continued
$ 5,956,185 4.500%,  8/1/2052 $ 5,611,812
2,498,649 5.000%,  8/1/2053 2,429,157
4,918,247 6.000%,  8/1/2054 5,035,590
1,119,386 2.500%,  9/1/2051 924,547
935,479 3.500%,  9/1/2052 834,801
1,679,183 3.500%,  9/1/2052 1,498,115
1,993,848 5.000%,  9/1/2052 1,931,433
3,182,708 4.500%,  9/1/2053 3,002,784
1,902,284 4.500%,  9/1/2053 1,801,810
4,839,197 4.000%,  10/1/2052 4,442,473
1,029,820 2.000%,  11/1/2051 813,095
1,247,799 3.500%,  11/1/2052 1,114,973
4,258,603 2.000%,  12/1/2050 3,346,456
9,584,294 2.500%,  12/1/2051 7,891,242
5,883,538 4.500%,  12/1/2052 5,577,209
11,825,000 5.500%,  1/1/2041
k
11,668,301
5,325,000 6.000%,  1/1/2042
k
5,349,545
2,133,459 3.500%,  12/1/2047 1,914,844
11,950,000 3.000%,  1/1/2048
k
10,148,164
9,700,000 3.500%,  1/1/2049
k
8,578,843
5,225,000 5.000%,  1/1/2049
k
5,042,515
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,714,623 2.500%,  3/1/2062 4,549,248
1,204,556 3.500%,  7/1/2061 1,046,554
2,506,871 4.000%,  12/1/2061 2,275,571
Total 203,586,224
Technology  0.2%
Accenture Capital, Inc.
92,000 4.250%,  10/4/2031 88,406
227,000 4.500%,  10/4/2034 215,722
Advanced Micro Devices, Inc.
225,000 4.393%,  6/1/2052 188,019
Amentum Holdings, Inc.
89,000 7.250%,  8/1/2032
c
89,674
Analog Devices, Inc.
525,000 2.950%,  10/1/2051 333,378
Apple, Inc.
292,000 2.650%,  2/8/2051 180,150
735,000 3.750%,  9/12/2047 578,510
Automatic Data Processing, Inc.
312,000 4.450%,  9/9/2034 297,029
Block, Inc.
61,000 3.500%,  6/1/2031 53,709
255,000 6.500%,  5/15/2032
c
257,462
Boost Newco Borrower, LLC
169,000 7.500%,  1/15/2031
c
177,173
Broadcom, Inc.
2,000 5.050%,  7/12/2027 2,019
121,000 3.469%,  4/15/2034
c
104,866
452,000 3.137%,  11/15/2035
c
369,136
500,000 3.187%,  11/15/2036
c
402,770
250,000 4.926%,  5/15/2037
c
237,787
Cadence Design Systems, Inc.
117,000 4.700%,  9/10/2034 112,172
Central Parent, Inc./CDK Global,
Inc.
59,000 7.250%,  6/15/2029
c
58,303
Cisco Systems, Inc.
103,000 5.300%,  2/26/2054 100,117
Principal
Amount Long-Term Fixed Income  8.9% Value
Technology  0.2% - continued
$ 69,000 4.950%,  2/26/2031 $ 69,247
Clarivate Science Holdings
Corporation
62,000 3.875%,  7/1/2028
c
57,756
Cloud Software Group, Inc.
357,000 6.500%,  3/31/2029
c
350,411
Consensus Cloud Solutions, Inc.
29,000 6.000%,  10/15/2026
c
28,615
CoreLogic, Inc.
35,000 4.500%,  5/1/2028
c
32,568
Dell International, LLC/EMC
Corporation
243,000 6.020%,  6/15/2026 246,483
Dell, Inc.
196,000 6.500%,  4/15/2038 205,027
Diebold Nixdorf, Inc.
151,000 7.750%,  3/31/2030
c
155,009
Fiserv, Inc.
100,000 2.250%,  6/1/2027 94,309
220,000 2.650%,  6/1/2030 194,454
215,000 5.350%,  3/15/2031 218,547
195,000 5.600%,  3/2/2033 197,500
230,000 5.150%,  8/12/2034 224,740
Foundry JV Holdco, LLC
251,000 5.900%,  1/25/2030
c
254,519
Gen Digital, Inc.
5,000 6.750%,  9/30/2027
c
5,075
70,000 7.125%,  9/30/2030
c
71,785
Global Payments, Inc.
216,000 5.950%,  8/15/2052
b
209,387
337,000 5.300%,  8/15/2029 337,590
Hewlett Packard Enterprise
Company
313,000 4.400%,  9/25/2027 309,717
187,000 4.850%,  10/15/2031 182,377
II-VI, Inc.
58,000 5.000%,  12/15/2029
c
55,349
Iron Mountain, Inc.
296,000 4.875%,  9/15/2029
c
281,313
160,000 5.250%,  7/15/2030
c
152,729
182,000 4.500%,  2/15/2031
c
166,386
KLA Corporation
338,000 3.300%,  3/1/2050 233,451
Marvell Technology, Inc.
54,000 5.950%,  9/15/2033 56,064
Mastercard, Inc.
265,000 3.950%,  2/26/2048 212,357
Microchip Technology, Inc.
47,000 5.050%,  3/15/2029 46,904
Microsoft Corporation
48,000 2.500%,  9/15/2050 29,049
NCR Atleos Corporation
47,000 9.500%,  4/1/2029
c
50,915
NCR Voyix Corporation
85,000 5.000%,  10/1/2028
c
81,756
53,000 5.125%,  4/15/2029
c
50,708
Neptune Bidco US, Inc.
225,000 9.290%,  4/15/2029
c
209,278
NXP BV/NXP Funding, LLC
150,000 5.550%,  12/1/2028 152,509

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
Technology  0.2% - continued
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
$ 106,000 4.300%,  6/18/2029 $ 102,892
250,000 3.250%,  5/11/2041 182,685
Open Text Corporation
102,000 3.875%,  12/1/2029
c
92,265
Open Text Holdings, Inc.
220,000 4.125%,  2/15/2030
c
199,513
Oracle Corporation
224,000 6.900%,  11/9/2052 250,819
103,000 4.700%,  9/27/2034 97,618
450,000 3.850%,  7/15/2036 385,534
624,000 4.000%,  7/15/2046 480,213
PayPal Holdings, Inc.
191,000 5.500%,  6/1/2054 186,531
Pitney Bowes, Inc.
29,000 6.875%,  3/15/2027
c
28,860
RingCentral, Inc.
160,000 8.500%,  8/15/2030
c
169,283
Rocket Software, Inc.
70,000 9.000%,  11/28/2028
c
72,491
Roper Technologies, Inc.
273,000 1.750%,  2/15/2031 224,239
Seagate HDD Cayman
114,560 9.625%,  12/1/2032 129,091
Sensata Technologies BV
64,000 4.000%,  4/15/2029
c
58,729
Sensata Technologies, Inc.
33,000 3.750%,  2/15/2031
c
28,850
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
60,000 4.625%,  11/1/2026
c
59,250
15,000 6.750%,  8/15/2032
c
15,256
SK Hynix, Inc.
200,000 5.500%,  1/16/2027
c
201,585
SS&C Technologies, Inc.
106,000 5.500%,  9/30/2027
c
104,984
30,000 6.500%,  6/1/2032
c
30,262
Texas Instruments, Inc.
224,000 5.050%,  5/18/2063 201,845
UKG, Inc.
59,000 6.875%,  2/1/2031
c
59,857
Verisk Analytics, Inc.
160,000 5.250%,  6/5/2034 158,040
Viavi Solutions, Inc.
128,000 3.750%,  10/1/2029
c
115,423
Visa, Inc.
466,000 2.700%,  4/15/2040 339,304
VMware, LLC
206,000 4.650%,  5/15/2027 205,129
300,000 2.200%,  8/15/2031 248,863
Xerox Holdings Corporation
15,000 5.000%,  8/15/2025
c
14,923
226,000 5.500%,  8/15/2028
c
193,857
Total 13,708,477
Transportation  <0.1%
Air Canada
181,000 3.875%,  8/15/2026
c
175,861
Principal
Amount Long-Term Fixed Income  8.9% Value
Transportation  <0.1% - continued
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
$ 235,000 5.500%,  4/20/2026
c
$ 234,240
86,446 5.750%,  4/20/2029
c
85,727
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
76,000 5.375%,  3/1/2029
b,c
71,087
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 192,245
240,000 4.450%,  3/15/2043 208,650
Canadian Pacific Railway
Company
225,000 4.700%,  5/1/2048 195,194
CSX Corporation
360,000 3.800%,  4/15/2050 270,710
DCLI Bidco, LLC
54,000 7.750%,  11/15/2029
c
55,209
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
456,000 4.750%,  10/20/2028
c
449,772
ERAC USA Finance, LLC
224,000 5.400%,  5/1/2053
c
214,307
JetBlue Airways Corporation/
JetBlue Loyalty, LP
108,000 9.875%,  9/20/2031
c
114,738
Mileage Plus Holdings, LLC
282,000 6.500%,  6/20/2027
c
283,777
OneSky Flight, LLC
148,000 8.875%,  12/15/2029
c
148,104
Penske Truck Leasing Company,
LP/PTL Finance Corporation
220,000 5.750%,  5/24/2026
c
222,244
Rand Parent, LLC
152,000 8.500%,  2/15/2030
b,c
152,833
RXO, Inc.
146,000 7.500%,  11/15/2027
c
149,966
Stena International SA
94,000 7.250%,  1/15/2031
c
95,913
Union Pacific Corporation
449,000 2.973%,  9/16/2062 258,341
United Airlines, Inc.
134,000 4.375%,  4/15/2026
c
131,757
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
36,000 7.875%,  5/1/2027
c
35,041
68,000 6.375%,  2/1/2030
b,c
59,420
Total 3,805,136
U.S. Government & Agencies  2.9%
Federal National Mortgage
Association - REMIC
1,000,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 933,683
U.S. Treasury Bonds
1,500,000 2.875%,  5/15/2052 1,048,998
773,000 3.625%,  5/15/2053 628,373
680,000 1.625%,  11/15/2050 354,555
4,000,000 4.750%,  11/15/2053 3,957,177
5,830,000 5.250%,  11/15/2028 6,013,650
2,050,000 4.375%,  5/15/2040 1,961,031
7,430,000 1.375%,  11/15/2040 4,598,694
11,465,000 3.000%,  5/15/2042 8,997,902

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
U.S. Government & Agencies  2.9% - continued
$ 2,500,000 3.250%,  5/15/2042 $ 2,033,475
25,124,000 2.500%,  5/15/2046 17,107,884
16,725,000 2.875%,  5/15/2049 11,855,862
U.S. Treasury Notes
17,500,000 2.875%,  5/31/2025 17,398,704
2,500,000 4.250%,  12/31/2025 2,500,634
12,650,000 2.625%,  1/31/2026 12,435,784
2,500,000 0.500%,  2/28/2026 2,395,173
25,060,000 2.500%,  2/28/2026 24,568,178
100,000 4.625%,  2/28/2026 100,405
10,500,000 3.500%,  9/30/2026 10,367,742
20,005,000 2.250%,  11/15/2027 18,914,059
10,550,000 3.875%,  12/31/2027 10,428,906
300,000 0.750%,  1/31/2028 269,555
3,200,000 3.625%,  3/31/2028 3,134,153
18,050,000 2.875%,  5/15/2028 17,241,424
2,500,000 3.750%,  12/31/2028 2,443,878
10,600,000 3.500%,  9/30/2029 10,199,254
160,000 1.375%,  11/15/2031 130,746
4,400,000 4.125%,  11/15/2032 4,291,403
1,400,000 3.500%,  2/15/2033 1,302,410
7,900,000 4.500%,  11/15/2033 7,864,239
Total 205,477,931
Utilities  0.2%
AES Corporation
450,000 3.950%,  7/15/2030
c
414,812
Algonquin Power & Utilities
Corporation
134,000 4.750%,  1/18/2082
d
125,815
Alpha Generation, LLC
52,000 6.750%,  10/15/2032
c
51,447
American Electric Power
Company, Inc.
195,000 5.625%,  3/1/2033 196,990
American Water Capital
Corporation
210,000 5.450%,  3/1/2054 200,813
Appalachian Power Company
238,000 3.300%,  6/1/2027 230,008
Berkshire Hathaway Energy
Company
375,000 4.500%,  2/1/2045 324,858
Calpine Corporation
197,000 4.500%,  2/15/2028
c
188,945
CenterPoint Energy, Inc.
126,000 4.250%,  11/1/2028 121,714
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 270,859
Consolidated Edison Company of
New York, Inc.
168,000 4.500%,  12/1/2045 142,379
450,000 4.125%,  5/15/2049 353,830
Constellation Energy Generation,
LLC
108,000 6.125%,  1/15/2034 113,050
Consumers Energy Company
367,000 4.350%,  4/15/2049 304,896
Dominion Energy, Inc.
29,000 6.875%,  2/1/2055
d
30,135
29,000 7.000%,  6/1/2054
d
30,624
Principal
Amount Long-Term Fixed Income  8.9% Value
Utilities  0.2% - continued
DTE Electric Company
$ 265,000 3.700%,  3/15/2045 $ 203,374
145,000 3.700%,  6/1/2046 110,026
Duke Energy Carolinas, LLC
340,000 3.700%,  12/1/2047 251,734
Duke Energy Corporation
41,000 6.450%,  9/1/2054
d
41,498
326,000 5.450%,  6/15/2034 325,473
Duke Energy Indiana, LLC
295,000 3.750%,  5/15/2046 219,954
Edison International
318,000 5.750%,  6/15/2027 323,309
Enel Finance International NV
220,000 5.125%,  6/26/2029
c
219,721
Essential Utilities, Inc.
100,000 4.800%,  8/15/2027 99,873
Eversource Energy
281,000 4.750%,  5/15/2026 280,773
Exelon Corporation
275,000 4.700%,  4/15/2050 232,042
336,000 4.450%,  4/15/2046 279,826
FirstEnergy Corporation
281,000 4.850%,  7/15/2047 239,674
Georgia Power Company
190,000 4.950%,  5/17/2033 186,065
102,000 5.250%,  3/15/2034 101,206
ITC Holdings Corporation
224,000 5.300%,  7/1/2043 205,934
Jersey Central Power & Light
Company
200,000 2.750%,  3/1/2032
c
169,859
Lightning Power, LLC
171,000 7.250%,  8/15/2032
c
175,811
MidAmerican Energy Company
253,000 5.850%,  9/15/2054 257,126
National Rural Utilities Cooperative
Finance Corporation
138,000 3.700%,  3/15/2029 131,881
NextEra Energy Operating
Partners, LP
198,000 3.875%,  10/15/2026
c
189,321
NiSource, Inc.
29,000 6.375%,  3/31/2055
d
28,868
415,000 5.650%,  2/1/2045 405,236
NRG Energy, Inc.
50,000 3.375%,  2/15/2029
c
45,364
80,000 5.250%,  6/15/2029
c
77,699
48,000 6.000%,  2/1/2033
c
46,619
48,000 6.250%,  11/1/2034
c
47,081
Pacific Gas and Electric Company
250,000 3.300%,  12/1/2027 238,849
213,000 5.550%,  5/15/2029 216,474
199,000 4.550%,  7/1/2030 192,593
215,000 6.950%,  3/15/2034 235,473
102,000 5.800%,  5/15/2034 104,297
PG&E Corporation
67,000 7.375%,  3/15/2055
d
68,758
92,000 5.000%,  7/1/2028 89,879
PPL Capital Funding, Inc.
225,000 5.250%,  9/1/2034 221,442

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.9% Value
Utilities  0.2% - continued
PPL Electric Utilities Corporation
$ 204,000 3.950%,  6/1/2047 $ 160,130
Public Service Company of
Colorado
267,000 4.500%,  6/1/2052 220,789
Public Service Enterprise Group,
Inc.
218,000 5.875%,  10/15/2028 224,846
San Diego Gas & Electric
Company
500,000 4.150%,  5/15/2048 396,553
Southern California Edison
Company
346,000 4.000%,  4/1/2047 266,351
Southern Company
274,000 5.113%,  8/1/2027 276,298
312,000 4.850%,  3/15/2035 297,657
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 114,737
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 133,949
Talen Energy Supply, LLC
116,000 8.625%,  6/1/2030
c
123,621
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
c
226,410
Virginia Electric and Power
Company
77,000 5.350%,  1/15/2054 72,413
284,000 4.600%,  12/1/2048 239,517
Vistra Corporation
57,000 8.000%,  10/15/2026
c,d,i
58,172
143,000 7.000%,  12/15/2026
c,d,i
143,815
Vistra Operations Company, LLC
294,000 5.000%,  7/31/2027
c
288,471
Xcel Energy, Inc.
163,000 4.600%,  6/1/2032 155,121
Total 12,763,137
Total Long-Term Fixed Income
(cost $677,392,864) 630,902,556
Shares Private Equity Funds 0.9% Value
Secondary  0.9%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,l
9,130,459
1 ASF IX, LP
*,a,l
5,982,965
1 ASF VIII Sidecar (Cayman), LP
*,a,l
2,802,238
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,l
6,611,050
1 LCP X (Offshore), LP
*,a,l
28,703,645
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,l
12,610,957
Total 65,841,314
Total Private Equity Funds
(cost $54,333,841) 65,841,314
Shares
Collateral Held for Securities
Loaned 0.1% Value
4,600,170 Thrivent Cash Management Trust $ 4,600,170
Total Collateral Held for
Securities Loaned
(cost $4,600,170) 4,600,170
Shares or
Principal
Amount Short-Term Investments 15.5% Value
Federal Home Loan Bank Discount
Notes
1,200,000 4.525%, 1/2/2025
m,n
1,199,719
700,000 4.538%, 1/3/2025
m,n
699,754
4,400,000 4.545%, 1/8/2025
m,n
4,395,884
3,800,000 4.530%, 1/10/2025
m,n
3,795,556
100,000 4.525%, 1/15/2025
m,n
99,825
8,000,000 4.525%, 1/17/2025
m,n
7,984,096
7,800,000 4.470%, 1/22/2025
m,n
7,779,932
700,000 4.500%, 1/24/2025
m,n
698,035
500,000 4.495%, 1/29/2025
m,n
498,304
800,000 4.335%, 1/31/2025
m,n
797,100
2,500,000 4.420%, 2/5/2025
m,n
2,489,450
100,000 4.310%, 2/10/2025
m,n
99,519
19,700,000 4.420%, 2/12/2025
m,n
19,600,701
7,000,000 4.395%, 2/14/2025
m,n
6,963,075
1,100,000 4.430%, 2/19/2025
m,n
1,093,553
Thrivent Core Short-Term Reserve
Fund
103,370,261 4.730% 1,033,702,607
U.S. Treasury Bills
600,000 4.538%, 1/2/2025
m,o
600,000
300,000 4.529%, 1/9/2025
m
299,754
900,000 4.423%, 1/21/2025
m,p
897,983
400,000 4.430%, 1/23/2025
m,p
399,010
400,000 4.411%, 2/13/2025
m,p
398,022
340,000 4.397%, 2/20/2025
m
338,067
1,080,000 4.255%, 2/25/2025
m,p
1,073,195
Total Short-Term Investments
(cost $1,095,829,922) 1,095,903,141
Total Investments (cost
$5,702,881,988) 100.6% $7,104,717,934
Other Assets and Liabilities, Net
(0.6%) (45,840,802)
Total Net Assets 100.0% $7,058,877,132
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2024, the value of these investments was $95,596,594 or
1.4% of total net assets.
d Denotes variable rate securities. The rate shown is as of
December 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2024.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

f All or a portion of the security is insured or guaranteed.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2024.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Denotes investments purchased on a when-issued or
delayed-delivery basis.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At December 31, 2024, $550,000 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of December
31, 2024 was $66,158,077 or 0.94% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of December
31, 2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 7,294,000
ASF IX, LP  3/18/2024 4,696,891
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,647,122
Credit Suisse Group AG  9/5/2018 350,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 5,400,000
LCP X (Offshore), LP  10/25/2023 23,375,828
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 471,281
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 10,920,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of December 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 2,361,630
Common Stock 2,088,910
Total lending $4,450,540
Gross amount payable upon return of
collateral for securities loaned $4,600,170
Net amounts due to counterparty $149,630
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,529,156,107
Gross unrealized depreciation (161,190,575)
Net unrealized appreciation (depreciation) $ 1,367,965,532
Cost for federal income tax purposes $ 5,726,494,255

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 2,817,579,332 2,817,579,332 – –
U.S. Unaffiliated 32,101,835 32,101,835 – –
Common Stock
Communications Services 168,113,453 168,113,453 – –
Consumer Discretionary 295,959,360 295,494,770 464,590 –
Consumer Staples 54,624,277 54,624,277 – –
Energy 43,543,701 43,543,701 – –
Financials 250,807,815 250,807,815 – –
Health Care 223,463,694 223,463,694 – –
Industrials 238,701,654 235,531,025 3,170,629 –
Information Technology 655,070,145 654,514,965 555,180 –
Materials 43,328,459 42,680,869 647,590 –
Real Estate 55,906,925 55,906,925 – –
Utilities 30,039,168 30,039,168 – –
Long-Term Fixed Income
Asset-Backed Securities 14,095,946 – 14,095,946 –
Basic Materials 4,858,930 – 4,858,930 –
Capital Goods 11,963,544 – 11,963,544 –
Collateralized Mortgage Obligations 23,959,306 – 23,959,306 –
Commercial Mortgage-Backed Securities 6,485,947 – 6,485,947 –
Communications Services 18,038,087 – 18,038,087 –
Consumer Cyclical 19,852,224 – 19,852,224 –
Consumer Non-Cyclical 20,192,846 – 20,192,846 –
Energy 15,856,391 – 15,856,391 –
Financials 55,613,022 – 55,613,022 –
Foreign Government 645,408 – 645,408 –
Mortgage-Backed Securities 203,586,224 – 203,586,224 –
Technology 13,708,477 – 13,708,477 –
Transportation 3,805,136 – 3,805,136 –
U.S. Government & Agencies 205,477,931 – 205,477,931 –
Utilities 12,763,137 – 12,763,137 –
Private Equity Funds
Secondary 65,841,314 – – 65,841,314
Short-Term Investments 62,200,534 – 62,200,534 –
Subtotal Investments in Securities $5,668,184,222 $4,904,401,829 $697,941,079 $65,841,314
Other Investments  * Total
Affiliated Short-Term Investments 1,033,702,607
U.S. Affiliated Registered Investment Cos. 398,230,935
Collateral Held for Securities Loaned 4,600,170
Subtotal Other Investments $1,436,533,712
Total Investments at Value $7,104,717,934
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Moderately Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 33,930,081 32,219,573 1,710,508 –
Total Asset Derivatives $33,930,081 $32,219,573 $1,710,508 $–
Liability Derivatives
Futures Contracts 42,699,222 42,699,222 – –
Total Return Swaps 1,489,006 – 1,489,006 –
Total Liability Derivatives $44,188,228 $42,699,222 $1,489,006 $–

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of December 31, 2024. Investments and/or cash totaling $58,194,503 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 341 March 2025 $ 37,452,241 ( $ 368,491)
CBOT 2-Yr. U.S. Treasury Note 775 March 2025 159,246,365 100,905
CBOT 5-Yr. U.S. Treasury Note 708 March 2025 75,591,100 (327,379)
CBOT U.S. Long Bond 193 March 2025 22,480,503 (508,659)
CME E-mini Russell 2000 Index 13 March 2025 1,545,754 (83,384)
CME E-mini S&P 500 Index 4,130 March 2025 1,265,800,788 (40,068,414)
CME E-mini S&P Mid-Cap 400 Index 1 March 2025 331,722 (17,053)
CME Ultra Long Term U.S. Treasury Bond 207 March 2025 25,411,144 (797,550)
ICE mini MSCI EAFE Index 47 March 2025 5,523,466 (194,841)
Ultra 10-Yr. U.S. Treasury Note 210 March 2025 23,709,076 (333,451)
Total Futures Long Contracts $ 1,617,092,159 ( $ 42,598,317)
CME E-mini Russell 2000 Index (1,212) March 2025 ( $ 144,935,399) $ 8,597,519
CME E-mini S&P Mid-Cap 400 Index (1,196) March 2025 (397,910,521) 21,565,201
CME Euro Foreign Exchange Currency (534) March 2025 (70,589,903) 1,246,666
Eurex Euro STOXX 50 Index (1,344) March 2025 (69,649,061) 1,710,508
ICE US mini MSCI Emerging Markets Index (319) March 2025 (17,836,392) 709,282
Total Futures Short Contracts ( $ 700,921,276) $33,829,176
Total Futures Contracts $ 916,170,883 ($8,769,141)
The following table presents Moderately Aggressive Allocation Portfolio's total return swap contracts held as of December 31, 2024.
Investments totaling $1,783,159 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 20,198,243 ( $ 1,489,006) $ – ( $ 1,489,006)
Total Return Swaps ( $ 1,489,006) $ – ($1,489,006)
# Payment made on Termination Date

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for Moderately
Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant
Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,246,666
Total Foreign Exchange Contracts 1,246,666
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 32,582,510
Total Equity Contracts 32,582,510
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 100,905
Total Interest Rate Contracts 100,905
Total Asset Derivatives $33,930,081
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 40,363,692
Total Return Swaps Net Assets - Distributable earnings/(accumulated loss) 1,489,006
Total Equity Contracts 41,852,698
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,335,530
Total Interest Rate Contracts 2,335,530
Total Liability Derivatives $44,188,228
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 134,456,355
Total Equity Contracts
134,456,355
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 2,771,504
Total Foreign Exchange Contracts 2,771,504
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (2,231,916)
Total Interest Rate Contracts
(2,231,916)
Total $134,995,943

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,874,445
Total Foreign Exchange Contracts 2,874,445
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,062,048)
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (1,489,006)
Total Equity Contracts (2,551,054)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (11,850,847)
Total Interest Rate Contracts (11,850,847)
Total ($11,527,456)
The following table presents Moderately Aggressive Allocation Portfolio's average volume of derivative activity during the period ended
December 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,222,981,068
Futures - Short (794,871,723)
Total Return Swaps - Short (812,240)
Interest Rate Contracts
Futures - Long 308,302,573
Foreign Exchange Contracts
Futures - Short (70,958,357)

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $57,662 $3,352 $10,696 $51,386 6,313 0.7%
Core Emerging Markets Equity 117,140 4,108 – 128,762 13,875 1.8
Core International Equity 67,207 1,794 17,000 52,512 5,138 0.7
Core Low Volatility Equity 62,602 447 57,800 5,753 517 0.1
Core Mid Cap Value 104,636 8,242 24,000 90,954 8,484 1.3
Core Small Cap Value 100,480 8,020 49,000 68,864 6,430 1.0
Global Stock 562,259 28,875 35,000 609,566 40,535 8.6
High Yield 37,639 2,438 1,721 38,508 9,206 0.6
Income 116,583 5,027 9,330 110,824 12,672 1.6
International Allocation 492,197 15,927 – 513,273 53,542 7.3
International Index 47,597 1,321 – 49,182 3,676 0.7
Large Cap Value 727,116 33,807 – 822,263 34,592 11.7
Limited Maturity Bond 67,805 2,567 7,340 64,093 6,562 0.9
Mid Cap Stock 515,129 8,381 151,000 416,337 19,517 5.9
Small Cap Stock 173,776 1,175 – 193,535 9,842 2.7
Total U.S. Affiliated Registered Investment
Companies 3,249,828 3,215,812 45.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% 735,816 1,416,777 1,118,890 1,033,703 103,370 14.6
Total Affiliated Short-Term Investments 735,816 1,033,703 14.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,994 215,474 216,868 4,600 4,600 0.1
Total Collateral Held for Securities Loaned 5,994 4,600 0.1
Total Value $3,991,638 $4,254,115

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($2,457) $3,525 $ – $3,351
Core Emerging Markets Equity – 7,514 – 4,109
Core International Equity 156 355 – 1,793
Core Low Volatility Equity 1,702 (1,198) 215 232
Core Mid Cap Value Fund 3,672 (1,596) 6,482 1,761
Core Small Cap Value Fund 6,778 2,586 6,876 1,144
Global Stock (568) 54,000 17,139 11,736
High Yield (242) 394 – 2,437
Income (1,210) (246) – 5,026
International Allocation – 5,149 – 15,926
International Index – 264 – 1,320
Large Cap Value – 61,340 21,311 12,496
Limited Maturity Bond (64) 1,125 – 2,567
Mid Cap Stock 23,959 19,868 5,582 2,799
Small Cap Stock – 18,584 – 1,174
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% – – – 45,701
Total Income/Non Cash Income from Affiliated
Investments $113,572
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 49
Total Affiliated Income from Securities Loaned, Net $49
Total Value $31,726 $171,664 $ 57,605

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 37.4% Value
Asset-Backed Securities  0.9%
Access Group, Inc.
$ 98,687
5.183%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
a,b
$ 98,334
AMSR Trust
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
985,928
1,379,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
a
1,311,234
CarVal CLO I, Ltd.
1,250,000
6.497%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
1,253,301
CMFT Net Lease Master Issuer,
LLC
1,316,844
2.090%,  7/20/2051, Ser.
2021-1, Class A1
a
1,163,281
Commonbond Student Loan Trust
106,296
4.953%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
104,861
Dryden 36 Senior Loan Fund
1,800,000
6.968%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,b
1,802,054
Foundation Finance Trust
601,100
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
558,824
FRTKL Trust
2,350,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
2,209,002
Goodgreen
1,219,770
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
1,086,000
Home Partners of America Trust
2,497,462
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
2,350,315
2,008,868
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,711,387
Hotwire Funding, LLC
1,750,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,767,599
HTAP
1,446,036
7.000%,  4/25/2037, Ser.
2024-1, Class A
a
1,435,340
HTAP Issuer Trust
1,355,774
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
1,336,371
Laurel Road Prime Student Loan
Trust
587,044
5.940%,  11/25/2043, Ser.
2018-D, Class A
a,b
546,503
MFA Trust
1,220,107
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c
1,222,336
National Collegiate Trust
400,690
5.255%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
391,965
Oak Street Investment
1,653,441
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,595,288
Principal
Amount Long-Term Fixed Income  37.4% Value
Asset-Backed Securities  0.9% - continued
Renaissance Home Equity Loan
Trust
$ 2,167,539
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
c
$ 711,253
Saxon Asset Securities Trust
860,035
2.546%,  8/25/2035, Ser.
2004-2, Class MF2
b
739,827
Sunnova Hestia II Issuer, LLC
1,251,789
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
1,259,421
Unlock HEA Trust
1,294,525
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,285,896
1,543,153
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
1,508,673
Vericrest Opportunity Loan
Transferee
349,961
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,c
349,706
937,811
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,c
924,628
322,517
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,c
322,628
828,739
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,c
788,665
Wind River CLO, Ltd.
1,275,000
6.879%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
1,276,244
Total 32,096,864
Basic Materials  0.3%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
216,000 8.625%,  6/15/2029
a
226,959
ATI, Inc.
272,000 7.250%,  8/15/2030 279,699
Avient Corporation
110,000 6.250%,  11/1/2031
a
108,503
Axalta Coating Systems Dutch
Holding B BV
182,000 7.250%,  2/15/2031
a
188,340
Cascades, Inc./Cascades USA,
Inc.
316,000 5.125%,  1/15/2026
a,e
312,812
Cerdia Finanz GmbH
177,000 9.375%,  10/3/2031
a
184,199
Chemours Company
350,000 5.750%,  11/15/2028
a
325,127
Cleveland-Cliffs, Inc.
142,000 5.875%,  6/1/2027 141,195
230,000 4.625%,  3/1/2029
a
213,562
170,000 6.875%,  11/1/2029
a
168,181
277,000 4.875%,  3/1/2031
a
247,264
100,000 7.375%,  5/1/2033
a
98,220
129,000 6.250%,  10/1/2040
e
111,288
Consolidated Energy Finance SA
485,000 5.625%,  10/15/2028
a
395,561
Eastman Chemical Company
302,000 5.000%,  8/1/2029 301,049

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Basic Materials  0.3% - continued
First Quantum Minerals, Ltd.
$ 162,000 6.875%,  10/15/2027
a
$ 161,231
FMC Corporation
519,000 5.150%,  5/18/2026 519,560
FMG Resources August 2006, Pty.
Ltd.
79,000 4.500%,  9/15/2027
a
76,395
129,000 5.875%,  4/15/2030
a
126,779
132,000 6.125%,  4/15/2032
a
130,388
Glencore Funding, LLC
765,000 4.000%,  3/27/2027
a
750,084
Hecla Mining Company
175,000 7.250%,  2/15/2028 176,097
Hudbay Minerals, Inc.
216,000 4.500%,  4/1/2026
a
212,914
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
155,000 9.000%,  7/1/2028
a
156,944
INEOS Finance plc
389,000 7.500%,  4/15/2029
a
398,189
International Flavors & Fragrances,
Inc.
560,000 1.230%,  10/1/2025
a
544,373
Magnera Corporation
234,000 7.250%,  11/15/2031
a
228,443
Mercer International, Inc.
157,000 5.125%,  2/1/2029 135,709
Methanex Corporation
195,000 5.125%,  10/15/2027 190,847
129,000 5.250%,  12/15/2029
e
124,312
Methanex US Operations, Inc.
133,000 6.250%,  3/15/2032
a
131,584
Mineral Resources, Ltd.
211,000 9.250%,  10/1/2028
a
221,375
Mosaic Company
463,000 5.375%,  11/15/2028 468,080
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
183,000 5.350%,  3/15/2034 182,074
Novelis Corporation
58,000 3.250%,  11/15/2026
a
55,245
135,000 4.750%,  1/30/2030
a
124,609
160,000 3.875%,  8/15/2031
a
137,759
SCIL IV, LLC/SCIL USA Holdings,
LLC
274,000 5.375%,  11/1/2026
a
268,358
Sherwin-Williams Company
331,000 4.800%,  9/1/2031 326,642
Smurfit Kappa Treasury, ULC
500,000 5.777%,  4/3/2054
a
495,227
SNF Group SACA
409,000 3.375%,  3/15/2030
a
358,434
SunCoke Energy, Inc.
438,000 4.875%,  6/30/2029
a
399,300
Taseko Mines, Ltd.
269,000 8.250%,  5/1/2030
a
274,580
Tronox , Inc.
135,000 4.625%,  3/15/2029
a
121,169
Principal
Amount Long-Term Fixed Income  37.4% Value
Basic Materials  0.3% - continued
WR Grace Holdings, LLC
$ 99,000 4.875%,  6/15/2027
a
$ 95,937
Total 10,894,597
Capital Goods  0.7%
Advanced Drainage Systems, Inc.
264,000 6.375%,  6/15/2030
a
264,023
AECOM
269,000 5.125%,  3/15/2027 266,418
Amsted Industries, Inc.
342,000 5.625%,  7/1/2027
a
338,706
BAE Systems plc
400,000 5.250%,  3/26/2031
a
400,759
Ball Corporation
159,000 3.125%,  9/15/2031 134,951
Boeing Company
1,137,000 5.930%,  5/1/2060 1,052,076
551,000 5.040%,  5/1/2027 552,421
299,000 6.259%,  5/1/2027 306,112
335,000 6.388%,  5/1/2031 350,249
1,250,000 5.705%,  5/1/2040 1,189,224
Bombardier, Inc.
69,000 7.875%,  4/15/2027
a
69,105
350,000 6.000%,  2/15/2028
a
348,582
109,000 7.250%,  7/1/2031
a
112,409
373,000 7.000%,  6/1/2032
a,e
379,438
120,000 7.450%,  5/1/2034
a
126,727
Builders FirstSource , Inc.
265,000 5.000%,  3/1/2030
a
251,913
Camelot Return Merger Sub, Inc.
194,000 8.750%,  8/1/2028
a,e
185,901
Canpack SA/ Canpack US, LLC
415,000 3.875%,  11/15/2029
a
373,713
Carrier Global Corporation
567,000 2.700%,  2/15/2031 491,994
Chart Industries, Inc.
411,000 7.500%,  1/1/2030
a
427,307
Clean Harbors, Inc.
264,000 6.375%,  2/1/2031
a
265,790
Clydesdale Acquisition Holdings,
Inc.
55,000 6.625%,  4/15/2029
a
55,365
247,000 6.875%,  1/15/2030
a
248,671
Cornerstone Building Brands, Inc.
67,000 9.500%,  8/15/2029
a
64,975
Crown Cork & Seal Company, Inc.
183,000 7.375%,  12/15/2026 187,749
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
401,000 6.625%,  12/15/2030
a
401,535
ESAB Corporation
107,000 6.250%,  4/15/2029
a
108,331
GFL Environmental, Inc.
138,000 3.750%,  8/1/2025
a
136,639
339,000 4.000%,  8/1/2028
a
320,997
491,000 3.500%,  9/1/2028
a
462,751
H&E Equipment Services, Inc.
436,000 3.875%,  12/15/2028
a
398,477
Herc Holdings, Inc.
84,000 5.500%,  7/15/2027
a
82,927

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Capital Goods  0.7% - continued
$ 212,000 6.625%,  6/15/2029
a
$ 214,686
Honeywell International, Inc.
637,000 4.700%,  2/1/2030 633,604
Ingersoll Rand, Inc.
499,000 5.176%,  6/15/2029 503,930
128,000 5.700%,  8/14/2033 130,978
John Deere Capital Corporation
622,000 4.400%,  9/8/2031 603,507
Lockheed Martin Corporation
451,000 5.200%,  2/15/2064 418,301
284,000 6.150%,  9/1/2036 306,052
Martin Marietta Materials, Inc.
249,000 5.150%,  12/1/2034 244,498
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
81,000 6.750%,  4/1/2032
a
81,380
MIWD Holdco II, LLC
94,000 5.500%,  2/1/2030
a
88,790
Mueller Water Products, Inc.
232,000 4.000%,  6/15/2029
a
214,339
Nesco Holdings II, Inc.
353,000 5.500%,  4/15/2029
a
327,549
New Enterprise Stone and Lime
Company, Inc.
433,000 5.250%,  7/15/2028
a
418,292
Nordson Corporation
512,000 5.600%,  9/15/2028 522,974
Northrop Grumman Corporation
935,000 3.850%,  4/15/2045 730,898
OI European Group BV
278,000 4.750%,  2/15/2030
a
247,486
Owens-Brockway Glass Container,
Inc.
221,000 6.625%,  5/13/2027
a
220,051
105,000 7.375%,  6/1/2032
a,e
100,396
Pactiv Evergreen Group
131,000 4.375%,  10/15/2028
a
130,895
Quanta Services, Inc.
394,000 4.750%,  8/9/2027 393,442
Regal Rexnord Corporation
670,000 6.050%,  2/15/2026 676,040
Resideo Funding, Inc.
270,000 6.500%,  7/15/2032
a
270,337
Reworld Holding Corporation
208,000 4.875%,  12/1/2029
a
192,362
Roller Bearing Company of
America, Inc.
314,000 4.375%,  10/15/2029
a
293,394
RTX Corporation
159,000 6.400%,  3/15/2054 172,923
414,000 4.125%,  11/16/2028 402,954
775,000 4.450%,  11/16/2038 689,505
600,000 4.500%,  6/1/2042 517,858
Sealed Air Corporation/Sealed Air
Corporation (US)
206,000 6.125%,  2/1/2028
a
206,685
Smyrna Ready Mix Concrete, LLC
378,000 8.875%,  11/15/2031
a
396,316
Sonoco Products Company
450,000 4.600%,  9/1/2029 438,223
Principal
Amount Long-Term Fixed Income  37.4% Value
Capital Goods  0.7% - continued
Spirit AeroSystems , Inc.
$ 134,000 3.850%,  6/15/2026 $ 130,774
79,000 9.750%,  11/15/2030
a
87,422
SRM Escrow Issuer, LLC
108,000 6.000%,  11/1/2028
a
105,340
Standard Industries, Inc./NY
129,000 4.750%,  1/15/2028
a
123,453
129,000 3.375%,  1/15/2031
a
110,606
Textron, Inc.
710,000 3.375%,  3/1/2028 674,950
Trane Technologies Financing, Ltd.
283,000 5.100%,  6/13/2034 279,807
TransDigm , Inc.
309,000 6.750%,  8/15/2028
a
311,696
457,000 7.125%,  12/1/2031
a
467,951
378,000 6.625%,  3/1/2032
a
381,412
332,000 6.000%,  1/15/2033
a
325,378
Trivium Packaging Finance
203,000 5.500%,  8/15/2026
a
200,093
United Rentals North America, Inc.
405,000 4.875%,  1/15/2028 394,157
360,000 4.000%,  7/15/2030 327,716
Veralto Corporation
507,000 5.350%,  9/18/2028 513,480
WESCO Distribution, Inc.
260,000 7.250%,  6/15/2028
a
264,372
135,000 6.375%,  3/15/2029
a
136,804
95,000 6.625%,  3/15/2032
a
96,556
Total 26,076,847
Collateralized Mortgage Obligations  1.5%
A&D Mortgage Trust
1,325,599
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,c
1,335,892
Alternative Loan Trust
603,823
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 313,122
BINOM Securitization Trust
838,714
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
a,b
737,544
CHNGE Mortgage Trust
1,249,548
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
1,264,913
1,770,531
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,c
1,763,246
Citicorp Mortgage Securities, Inc.
1,006,589
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 884,860
COLT Mortgage Loan Trust
1,552,083
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
1,361,327
Countrywide Alternative Loan Trust
698,810
4.160%,  10/25/2035, Ser.
2005-43, Class 4A1
b
563,169
1,064,222
7.000%,  10/25/2037, Ser.
2007-24, Class A10 361,796
Countrywide Home Loans, Inc.
187,014
5.750%,  4/25/2037, Ser.
2007-3, Class A27 85,136

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Collateralized Mortgage Obligations  1.5% -
continued
CSMC Trust
$ 962,963
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
$ 963,051
1,050,331
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
882,391
Federal Home Loan Mortgage
Corporation - REMIC
3,629,591
4.000%,  1/25/2051, Ser.
5249, Class LA 3,510,656
1,550,000
5.000%,  1/25/2055, Ser.
5490, Class LB 1,423,209
3,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 3,134,439
878,109
3.000%,  2/15/2033, Ser.
4170, Class IG
f
62,186
1,036,152
3.000%,  3/15/2033, Ser.
4180, Class PI
f
90,354
2,656,508
4.500%,  10/15/2033, Ser.
2695, Class BH 2,623,953
2,650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,061,176
Federal National Mortgage
Association - REMIC
2,584,122
4.500%,  6/25/2052, Ser.
2022-43, Class MA 2,533,357
2,588,016
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 2,041,926
865,141
3.000%,  12/25/2027, Ser.
2012-137, Class AI
f
22,038
Flagstar Mortgage Trust
1,003,365
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
883,737
GCAT Trust
1,300,919
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
1,159,314
2,547,804
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
2,540,938
GS Mortgage-Backed Securities
Trust
2,348,981
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
a,b
1,954,700
J.P. Morgan Mortgage Trust
2,061,581
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
a,b
1,649,024
1,394,788
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
1,143,957
LHOME Mortgage Trust
1,400,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,c
1,419,961
900,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,c
909,015
Mello Mortgage Capital
Acceptance
2,081,934
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
a,b
1,662,701
Merrill Lynch Alternative Note
Asset Trust
184,125
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 63,523
New Residential Mortgage Loan
Trust
3,897,193
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
a,b
3,112,427
Principal
Amount Long-Term Fixed Income  37.4% Value
Collateralized Mortgage Obligations  1.5% -
continued
OBX Trust
$ 1,400,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
a,b
$ 1,252,381
Palisades Mortgage Loan Trust
1,346,049
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
1,340,051
PRPM, LLC
1,300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
1,197,191
Residential Accredit Loans, Inc.
Trust
422,027
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 363,404
Residential Asset Securitization
Trust
1,504,272
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 841,982
Roc Mortgage Trust
645,364
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
645,364
Saluda Grade Alternative
Mortgage Trust
2,100,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,c
2,120,590
1,600,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
1,609,710
Sequoia Mortgage Trust
495,114
3.972%,  9/20/2046, Ser.
2007-1, Class 4A1
b
331,970
TRK Trust
1,261,751
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
1,084,086
TVC Mortgage Trust
1,350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,c
1,340,043
Vericrest Opportunity Loan
Transferee
405,196
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,c
405,090
Verus Securitization Trust
754,888
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
659,227
Total 57,710,127
Commercial Mortgage-Backed Securities  0.4%
BANK 2022-BNK39
9,662,173
0.419%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,f
237,478
BBCMS Mortgage Trust
17,224,571
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
1,217,870
14,135,080
1.809%,  10/15/2053, Ser.
2020-C8, Class XA
b,f
1,040,092
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
5,450,000
5.180%,  3/25/2029, Ser.
K520, Class A2
b
5,532,103
1,650,000
4.791%,  9/25/2029, Ser.
K529, Class A2
d
1,649,966

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Commercial Mortgage-Backed Securities  0.4%
- continued
$ 2,650,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
d
$ 2,552,111
Morgan Stanley Capital I Trust
13,116,075
1.783%,  7/15/2053, Ser.
2020-HR8, Class XA
b,f
1,009,429
ROCK Trust
1,300,000
5.388%,  11/13/2041, Ser.
2024-CNTR, Class A
a
1,296,376
Total 14,535,425
Communications Services  1.1%
AMC Networks, Inc.
314,000 10.250%,  1/15/2029
a
333,398
American Tower Corporation
245,000 3.375%,  10/15/2026 239,308
505,000 5.800%,  11/15/2028 518,428
660,000 2.900%,  1/15/2030 594,383
265,000 5.000%,  1/31/2030 263,475
321,000 5.650%,  3/15/2033 325,121
AppLovin Corporation
463,000 5.500%,  12/1/2034 459,550
AT&T, Inc.
490,000 5.700%,  3/1/2057 470,275
805,000 3.650%,  6/1/2051 568,513
1,129,000 3.500%,  9/15/2053 760,202
522,000 5.400%,  2/15/2034 524,090
1,026,000 4.900%,  8/15/2037 967,507
CCO Holdings, LLC/CCO Holdings
Capital Corporation
508,000 5.125%,  5/1/2027
a
499,171
58,000 5.000%,  2/1/2028
a
55,906
770,000 4.750%,  3/1/2030
a
703,138
510,000 4.500%,  8/15/2030
a
457,774
220,000 4.250%,  2/1/2031
a
191,736
9,000 4.750%,  2/1/2032
a
7,899
132,000 4.500%,  6/1/2033
a
111,063
465,000 4.250%,  1/15/2034
a
377,250
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,611,000 4.200%,  3/15/2028 1,557,303
549,000 6.100%,  6/1/2029 559,610
1,225,000 3.500%,  6/1/2041 839,432
Clear Channel Outdoor Holdings,
Inc.
332,000 7.875%,  4/1/2030
a
341,692
Clear Channel Worldwide
Holdings, Inc.
256,000 5.125%,  8/15/2027
a
246,417
Comcast Corporation
803,000 5.350%,  5/15/2053 743,284
640,000 4.400%,  8/15/2035 589,637
885,000 4.750%,  3/1/2044 772,105
Connect Finco SARL/Connect US
Finco , LLC
132,000 9.000%,  9/15/2029
a
120,226
Crown Castle, Inc.
488,000 4.900%,  9/1/2029 482,581
Deluxe Corporation
95,000 8.125%,  9/15/2029
a
96,332
Principal
Amount Long-Term Fixed Income  37.4% Value
Communications Services  1.1% - continued
Deutsche Telekom International
Finance BV
$ 1,335,000 8.750%,  6/15/2030 $ 1,551,071
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
899,000 5.875%,  8/15/2027
a
875,895
Frontier Communications
Holdings, LLC
457,000 5.875%,  10/15/2027
a
455,551
GCI, LLC
271,000 4.750%,  10/15/2028
a
253,095
Gray Television, Inc.
108,000 10.500%,  7/15/2029
a
107,993
Iliad Holding SASU
348,000 8.500%,  4/15/2031
a
369,981
209,000 7.000%,  4/15/2032
a
210,057
Intelsat Jackson Holdings SA
343,000 6.500%,  3/15/2030
a
316,374
Lamar Media Corporation
223,000 3.625%,  1/15/2031 196,263
LCPR Senior Secured Financing
DAC
545,000 6.750%,  10/15/2027
a
493,116
Level 3 Financing, Inc.
67,000 3.625%,  1/15/2029
a,e
53,265
129,730 10.500%,  4/15/2029
a
144,571
129,729 11.000%,  11/15/2029
a
145,935
198,000 10.500%,  5/15/2030
a
215,622
64,000 10.750%,  12/15/2030
a
71,402
Lumen Technologies, Inc.
69,709 4.125%,  4/15/2030
a
62,097
McGraw-Hill Education, Inc.
389,000 5.750%,  8/1/2028
a
379,805
Meta Platforms, Inc.
402,000 5.600%,  5/15/2053 401,900
687,000 5.400%,  8/15/2054 665,268
677,000 4.550%,  8/15/2031 666,142
Netflix, Inc.
480,000 5.375%,  11/15/2029
a
489,240
450,000 4.875%,  6/15/2030
a
447,998
News Corporation
216,000 3.875%,  5/15/2029
a
200,369
Nexstar Media, Inc.
159,000 5.625%,  7/15/2027
a
155,082
200,000 4.750%,  11/1/2028
a,e
186,476
Omnicom Group, Inc.
330,000 4.200%,  6/1/2030 317,014
Optics Bidco SPA
319,000 6.000%,  9/30/2034
a
306,253
Outfront Media Capital,
LLC/ Outfront Media Capital
Corporation
35,000 4.625%,  3/15/2030
a
32,342
Paramount Global
113,000 6.375%,  3/30/2062
b
109,224
Playtika Holding Corporation
348,000 4.250%,  3/15/2029
a
315,463
Rogers Communications, Inc.
620,000 5.000%,  2/15/2029 616,049
813,000 5.300%,  2/15/2034 792,400

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Communications Services  1.1% - continued
Sirius XM Radio, LLC
$ 535,000 5.000%,  8/1/2027
a
$ 520,302
295,000 4.000%,  7/15/2028
a
271,800
Sprint Capital Corporation
1,308,000 8.750%,  3/15/2032 1,561,626
Take-Two Interactive Software, Inc.
305,000 5.600%,  6/12/2034 307,242
TEGNA, Inc.
425,000 4.625%,  3/15/2028 401,626
Telenet Finance Luxembourg
Notes SARL
400,000 5.500%,  3/1/2028
a
388,488
T-Mobile USA, Inc.
1,343,000 3.600%,  11/15/2060 886,289
758,000 4.850%,  1/15/2029 753,734
900,000 4.375%,  4/15/2040 780,127
Uniti Group, LP/ Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
60,000 10.500%,  2/15/2028
a
63,977
411,000 4.750%,  4/15/2028
a
385,204
Univision Communications, Inc.
53,000 8.000%,  8/15/2028
a
53,960
445,000 4.500%,  5/1/2029
a
398,309
195,000 7.375%,  6/30/2030
a
186,547
67,000 8.500%,  7/31/2031
a
65,693
Urban One, Inc.
81,000 7.375%,  2/1/2028
a
50,423
Verizon Communications, Inc.
806,000 3.000%,  11/20/2060 466,363
1,842,000 2.650%,  11/20/2040 1,259,453
469,000 3.400%,  3/22/2041 354,700
Viasat , Inc.
133,000 5.625%,  4/15/2027
a
128,732
Virgin Media Finance plc
165,000 5.000%,  7/15/2030
a
139,648
Virgin Media Secured Finance plc
341,000 5.500%,  5/15/2029
a
319,839
VMED O2 UK Financing I plc
155,000 4.750%,  7/15/2031
a
133,250
135,000 7.750%,  4/15/2032
a
136,062
Vodafone Group plc
194,000 5.125%,  6/4/2081
b
147,408
529,000 5.750%,  6/28/2054 510,204
VZ Secured Financing BV
561,000 5.000%,  1/15/2032
a
496,181
Warnermedia Holdings, Inc.
1,135,000 4.054%,  3/15/2029 1,056,060
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
175,000 8.250%,  10/1/2031
a
180,744
Zegona Finance plc
240,000 8.625%,  7/15/2029
a
254,408
Ziggo Bond Company BV
157,000 5.125%,  2/28/2030
a
141,458
Ziggo BV
143,000 4.875%,  1/15/2030
a
131,395
Total 39,311,371
Principal
Amount Long-Term Fixed Income  37.4% Value
Consumer Cyclical  1.2%
1011778 B.C., ULC/New Red
Finance, Inc.
$ 92,000 3.875%,  1/15/2028
a
$ 87,002
203,000 4.375%,  1/15/2028
a
193,908
138,000 6.125%,  6/15/2029
a
138,507
236,000 5.625%,  9/15/2029
a
232,465
Adient Global Holdings, Ltd.
87,000 8.250%,  4/15/2031
a,e
88,716
ADT Security Corporation
210,000 4.125%,  8/1/2029
a
193,080
210,000 4.875%,  7/15/2032
a
192,735
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
201,000 4.625%,  6/1/2028
a
190,044
285,000 4.625%,  6/1/2028
a
268,403
Allison Transmission, Inc.
101,000 3.750%,  1/30/2031
a
89,359
Amazon.com, Inc.
670,000 3.875%,  8/22/2037 591,724
American Axle & Manufacturing,
Inc.
373,000 5.000%,  10/1/2029
e
340,613
American Honda Finance
Corporation
700,000 5.050%,  7/10/2031 693,128
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
72,000 7.000%,  4/15/2030
a,e
63,874
Arko Corporation
264,000 5.125%,  11/15/2029
a
240,166
Asbury Automotive Group, Inc.
230,000 5.000%,  2/15/2032
a
209,809
Ashton Woods USA, LLC/Ashton
Woods Finance Company
260,000 4.625%,  8/1/2029
a
239,203
74,000 4.625%,  4/1/2030
a
67,146
Aston Martin Capital Holdings, Ltd.
228,000 10.000%,  3/31/2029
a
222,575
Beazer Homes USA, Inc.
224,000 7.500%,  3/15/2031
a
227,489
Belron UK Finance plc
311,000 5.750%,  10/15/2029
a
307,799
BorgWarner, Inc.
304,000 4.950%,  8/15/2029 302,315
Boyd Gaming Corporation
395,000 4.750%,  6/15/2031
a
365,446
Boyne USA, Inc.
214,000 4.750%,  5/15/2029
a
202,864
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
193,000 4.875%,  2/15/2030
a
174,292
Caesars Entertainment, Inc.
574,000 4.625%,  10/15/2029
a
537,412
162,000 6.500%,  2/15/2032
a
162,731
144,000 6.000%,  10/15/2032
a
138,840
Carnival Corporation
262,000 7.625%,  3/1/2026
a
262,383
457,000 5.750%,  3/1/2027
a
455,992
313,000 4.000%,  8/1/2028
a
296,657

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Consumer Cyclical  1.2% - continued
$ 257,000 6.000%,  5/1/2029
a
$ 256,392
Carvana Company
103,130
0.000%,PIK 12.000%,
12/1/2028
a,g
110,118
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
65,000 5.375%,  4/15/2027 64,309
322,000 5.250%,  7/15/2029 309,502
Choice Hotels International, Inc.
142,000 3.700%,  12/1/2029 131,842
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
a
255,628
164,000 6.750%,  5/1/2031
a
165,774
Clarios Global, LP/ Clarios US
Finance Company, Inc.
176,000 6.750%,  5/15/2028
a
179,219
Crocs, Inc.
131,000 4.250%,  3/15/2029
a
121,097
Cushman & Wakefield US
Borrower, LLC
65,000 6.750%,  5/15/2028
a
65,059
Daimler Trucks Finance North
America, LLC
839,000 2.000%,  12/14/2026
a
794,989
Dana, Inc.
130,000 5.625%,  6/15/2028 128,237
194,000 4.250%,  9/1/2030 180,550
197,000 4.500%,  2/15/2032
e
180,684
eG Global Finance plc
65,000 12.000%,  11/30/2028
a
72,689
Expedia Group, Inc.
1,103,000 3.250%,  2/15/2030 1,017,049
Ford Motor Credit Company, LLC
450,000 2.300%,  2/10/2025 448,500
476,000 5.850%,  5/17/2027 481,105
770,000 2.900%,  2/10/2029 689,579
605,000 7.122%,  11/7/2033 631,428
Forestar Group, Inc.
136,000 3.850%,  5/15/2026
a
132,303
Gap, Inc.
93,000 3.625%,  10/1/2029
a
83,510
145,000 3.875%,  10/1/2031
a
125,384
Garrett Motion Holdings, Inc./
Garrett LX I SARL
251,000 7.750%,  5/31/2032
a
254,648
General Motors Company
438,000 6.125%,  10/1/2025 441,372
General Motors Financial
Company, Inc.
243,000 5.400%,  5/8/2027 245,539
817,000 5.800%,  1/7/2029 833,447
650,000 4.900%,  10/6/2029 640,275
418,000 5.600%,  6/18/2031 420,091
Genting New York, LLC/GENNY
Capital, Inc.
228,000 7.250%,  10/1/2029
a
234,921
GLP Capital, LP
1,004,000 5.750%,  6/1/2028 1,013,162
Principal
Amount Long-Term Fixed Income  37.4% Value
Consumer Cyclical  1.2% - continued
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
$ 129,000 3.500%,  3/1/2029
a
$ 117,850
Goodyear Tire & Rubber Company
130,000 4.875%,  3/15/2027 125,601
132,000 5.000%,  7/15/2029
e
121,211
Group 1 Automotive, Inc.
101,000 6.375%,  1/15/2030
a
101,202
Hanesbrands, Inc.
152,000 4.875%,  5/15/2026
a
149,640
73,000 9.000%,  2/15/2031
a
77,809
Harley-Davidson Financial
Services, Inc.
473,000 5.950%,  6/11/2029
a
473,530
Hilton Domestic Operating
Company, Inc.
466,000 4.875%,  1/15/2030 446,991
65,000 4.000%,  5/1/2031
a
58,457
377,000 3.625%,  2/15/2032
a
327,491
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
462,000 5.000%,  6/1/2029
a
435,338
Home Depot, Inc.
555,000 5.400%,  9/15/2040 554,048
840,000 4.250%,  4/1/2046 698,725
700,000 3.900%,  6/15/2047 547,628
Hyundai Capital America
1,000,000 1.800%,  1/10/2028
a
905,822
420,000 5.300%,  6/24/2029
a
421,155
International Game Technology plc
445,000 5.250%,  1/15/2029
a
434,122
Jacobs Entertainment, Inc.
223,000 6.750%,  2/15/2029
a
215,206
Jaguar Land Rover Automotive plc
156,000 5.500%,  7/15/2029
a,e
151,343
KB Home
360,000 4.800%,  11/15/2029 339,392
76,000 4.000%,  6/15/2031 67,099
L Brands, Inc.
451,000 6.625%,  10/1/2030
a
454,242
208,000 6.875%,  11/1/2035 212,829
Las Vegas Sands Corporation
344,000 5.900%,  6/1/2027 348,981
LGI Homes, Inc.
133,000 7.000%,  11/15/2032
a
131,689
Life Time, Inc.
187,000 6.000%,  11/15/2031
a
185,131
Light & Wonder International, Inc.
221,000 7.250%,  11/15/2029
a
225,450
Live Nation Entertainment, Inc.
145,000 4.750%,  10/15/2027
a
140,184
Lowe's Companies, Inc.
536,000 5.625%,  4/15/2053 515,089
657,000 2.625%,  4/1/2031 570,651
Macy's Retail Holdings, LLC
256,000 5.875%,  4/1/2029
a
249,909
131,000 6.125%,  3/15/2032
a
122,981
148,000 4.500%,  12/15/2034 123,169
Marriott International, Inc./MD
685,000 4.625%,  6/15/2030 672,253

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Consumer Cyclical  1.2% - continued
Match Group Holdings II, LLC
$ 146,000 4.125%,  8/1/2030
a
$ 129,321
Mattamy Group Corporation
295,000 5.250%,  12/15/2027
a
288,434
McDonald's Corporation
1,140,000 4.450%,  3/1/2047 956,793
Melco Resorts Finance, Ltd.
361,000 5.375%,  12/4/2029
a
329,560
335,000 7.625%,  4/17/2032
a
336,200
MGM Resorts International
132,000 4.625%,  9/1/2026 130,178
137,000 6.125%,  9/15/2029 136,828
Michaels Companies, Inc.
193,000 5.250%,  5/1/2028
a
145,717
NCL Corporation, Ltd.
158,000 5.875%,  3/15/2026
a
157,786
347,000 5.875%,  2/15/2027
a
345,915
Nordstrom, Inc.
62,000 4.375%,  4/1/2030 56,292
187,000 4.250%,  8/1/2031 163,542
Parkland Corporation
138,000 6.625%,  8/15/2032
a
136,565
PENN Entertainment, Inc.
325,000 4.125%,  7/1/2029
a,e
291,429
PetSmart, Inc./PetSmart Finance
Corporation
431,000 4.750%,  2/15/2028
a
406,646
130,000 7.750%,  2/15/2029
a
125,666
Phinia , Inc.
194,000 6.625%,  10/15/2032
a
192,950
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
420,000 5.750%,  4/15/2026
a
419,765
QVC, Inc.
83,000 6.875%,  4/15/2029
a,e
67,535
Rakuten Group, Inc.
196,000 11.250%,  2/15/2027
a
213,646
225,000 9.750%,  4/15/2029
a
243,534
250,000 8.125%,  12/15/2029
a,b,h
246,387
Raven Acquisition Holdings, LLC
134,000 6.875%,  11/15/2031
a
132,656
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
100,000 4.625%,  4/16/2029
a
89,985
Royal Caribbean Cruises, Ltd.
723,000 4.250%,  7/1/2026
a
709,356
101,000 6.000%,  2/1/2033
a
100,760
S&S Holdings, LLC
118,000 8.375%,  10/1/2031
a
118,834
Saks Global Enterprises, LLC
153,000 11.000%,  12/15/2029
a
147,376
Scientific Games Holdings, LP/
Scientific Games US FinCo , Inc.
62,000 6.625%,  3/1/2030
a
59,330
SeaWorld Parks and
Entertainment, Inc.
317,000 5.250%,  8/15/2029
a
302,573
Service Corporation International/
US
129,000 3.375%,  8/15/2030 112,875
92,000 4.000%,  5/15/2031 81,982
Principal
Amount Long-Term Fixed Income  37.4% Value
Consumer Cyclical  1.2% - continued
$ 205,000 5.750%,  10/15/2032 $ 198,846
Six Flags Entertainment
Corporation
66,000 7.250%,  5/15/2031
a
67,408
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
65,000 6.625%,  5/1/2032
a
65,878
Six Flags Theme Parks, Inc.
74,000 7.000%,  7/1/2025
a,e
73,931
Sonic Automotive, Inc.
163,000 4.875%,  11/15/2031
a,e
146,243
Staples, Inc.
266,000 10.750%,  9/1/2029
a
261,687
Station Casinos, LLC
307,000 4.625%,  12/1/2031
a
275,008
Target Corporation
805,000 2.950%,  1/15/2052 513,065
Tenneco, Inc.
275,000 8.000%,  11/17/2028
a
256,303
Toyota Motor Credit Corporation
239,000 4.800%,  1/5/2034 232,199
Uber Technologies, Inc.
400,000 5.350%,  9/15/2054 371,964
435,000 4.800%,  9/15/2034 416,325
VICI Properties, LP/VICI Note
Company, Inc.
797,000 4.625%,  6/15/2025
a
793,867
240,000 5.750%,  2/1/2027
a
242,064
371,000 4.125%,  8/15/2030
a
344,721
Victoria's Secret & Company
384,000 4.625%,  7/15/2029
a
349,989
Victra Holdings, LLC/ Victra
Finance Corporation
92,000 8.750%,  9/15/2029
a
96,188
Viking Cruises, Ltd.
663,000 5.875%,  9/15/2027
a
658,021
Walgreens Boots Alliance, Inc.
229,000 3.200%,  4/15/2030
e
184,015
Walmart, Inc.
608,000 4.500%,  9/9/2052 530,347
WASH Multifamily Acquisition, Inc.
205,000 5.750%,  4/15/2026
a
203,415
Wyndham Hotels & Resorts, Inc.
206,000 4.375%,  8/15/2028
a
195,816
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
119,000 5.125%,  10/1/2029
a
113,975
317,000 7.125%,  2/15/2031
a
330,127
Yum! Brands, Inc.
500,000 4.750%,  1/15/2030
a
478,167
ZF North America Capital, Inc.
222,000 7.125%,  4/14/2030
a
217,930
134,000 6.750%,  4/23/2030
a
128,899
Total 44,330,111
Consumer Non-Cyclical  1.2%
1375209 B.C., Ltd.
130,000 9.000%,  1/30/2028
a,e
129,896
Abbott Laboratories
743,000 4.750%,  11/30/2036 717,772

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Consumer Non-Cyclical  1.2% - continued
AbbVie, Inc.
$ 241,000 5.400%,  3/15/2054 $ 231,976
1,028,000 4.500%,  5/14/2035 962,700
555,000 5.350%,  3/15/2044 541,016
AdaptHealth , LLC
575,000 4.625%,  8/1/2029
a
517,098
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
416,000 4.625%,  1/15/2027
a
407,270
443,000 3.500%,  3/15/2029
a
403,201
Altria Group, Inc.
505,000 6.875%,  11/1/2033 547,849
Amgen, Inc.
808,000 5.600%,  3/2/2043 785,478
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,007,000 4.700%,  2/1/2036 955,158
Anheuser-Busch InBev Worldwide,
Inc.
623,000 5.550%,  1/23/2049 612,808
Archer-Daniels-Midland Company
924,000 2.700%,  9/15/2051 553,621
AstraZeneca plc
1,400,000 3.000%,  5/28/2051 915,455
B&G Foods, Inc.
133,000 8.000%,  9/15/2028
a
136,720
BAT Capital Corporation
500,000 7.079%,  8/2/2043 540,198
Bausch + Lomb Corporation
82,000 8.375%,  10/1/2028
a
84,870
Bausch Health Companies, Inc.
282,000 5.500%,  11/1/2025
a
275,004
294,000 4.875%,  6/1/2028
a
235,200
152,000 11.000%,  9/30/2028
a
144,400
Becton, Dickinson and Company
291,000 3.794%,  5/20/2050 214,793
BellRing Brands, Inc.
232,000 7.000%,  3/15/2030
a
237,608
Bristol-Myers Squibb Company
1,344,000 3.550%,  3/15/2042 1,038,905
Bunge, Ltd. Finance Corporation
175,000 4.650%,  9/17/2034 165,195
Campbell's Company
460,000 5.400%,  3/21/2034 457,696
Cargill, Inc.
809,000 3.125%,  5/25/2051
a
531,677
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
118,000 9.500%,  10/15/2029
a
115,983
Cencora , Inc.
383,000 5.150%,  2/15/2035 373,373
Central Garden & Pet Company
173,000 4.125%,  10/15/2030
e
155,377
Champ Acquisition Corporation
107,000 8.375%,  12/1/2031
a
109,148
Charles River Laboratories
International, Inc.
156,000 4.000%,  3/15/2031
a
138,774
Principal
Amount Long-Term Fixed Income  37.4% Value
Consumer Non-Cyclical  1.2% - continued
Cheplapharm Arzneimittel GmbH
$ 60,000 5.500%,  1/15/2028
a
$ 54,348
CHS/Community Health Systems,
Inc.
301,000 5.625%,  3/15/2027
a
288,875
96,000 8.000%,  12/15/2027
a
95,823
401,000 6.000%,  1/15/2029
a
359,058
176,000 4.750%,  2/15/2031
a
136,568
186,000 10.875%,  1/15/2032
a
191,901
Conagra Brands, Inc.
854,000 1.375%,  11/1/2027 775,313
Concentra Escrow Issuer
Corporation
114,000 6.875%,  7/15/2032
a
116,389
Constellation Brands, Inc.
624,000 3.600%,  2/15/2028 599,479
369,000 2.875%,  5/1/2030 329,715
CVS Health Corporation
487,000 4.780%,  3/25/2038 421,095
DaVita, Inc.
73,000 3.750%,  2/15/2031
a
63,164
262,000 6.875%,  9/1/2032
a
264,008
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
a
283,860
Eli Lilly & Company
401,000 4.950%,  2/27/2063 359,742
Embecta Corporation
156,000 5.000%,  2/15/2030
a,e
143,686
128,000 6.750%,  2/15/2030
a
121,248
Encompass Health Corporation
200,000 4.500%,  2/1/2028 192,983
Endo Finance Holdings, Inc.
130,000 8.500%,  4/15/2031
a,e
137,739
Energizer Holdings, Inc.
336,000 4.750%,  6/15/2028
a
320,174
Fortrea Holdings, Inc.
212,000 7.500%,  7/1/2030
a,e
212,352
GE HealthCare Technologies, Inc.
525,000 6.377%,  11/22/2052 564,359
General Mills, Inc.
214,000 4.950%,  3/29/2033 208,771
HCA, Inc.
921,000 3.500%,  9/1/2030 836,453
325,000 5.450%,  9/15/2034 316,775
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
267,000 7.875%,  9/1/2025
a
266,623
HLF Financing SARL, LLC/
Herbalife International, Inc.
138,000 12.250%,  4/15/2029
a
144,186
147,000 4.875%,  6/1/2029
a,e
102,900
Illumina, Inc.
250,000 4.650%,  9/9/2026 249,024
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
a
1,133,836
Jazz Securities DAC
86,000 4.375%,  1/15/2029
a
81,087
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
533,000 5.500%,  1/15/2030 532,018

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Consumer Non-Cyclical  1.2% - continued
$ 104,000 3.625%,  1/15/2032 $ 91,775
743,000 3.000%,  5/15/2032 618,518
Johnson & Johnson
480,000 5.250%,  6/1/2054 468,718
KeHE Distributors, LLC/ KeHE
Finance Corporation/ NextWave
Distribution, Inc.
249,000 9.000%,  2/15/2029
a
258,332
Keurig Dr Pepper, Inc.
1,000,000 5.200%,  3/15/2031 1,009,243
Kimberly-Clark Corporation
710,000 3.900%,  5/4/2047 554,360
Kraft Heinz Foods Company
513,000 4.375%,  6/1/2046 415,352
Lamb Weston Holdings, Inc.
139,000 4.125%,  1/31/2030
a
127,092
135,000 4.375%,  1/31/2032
a
122,154
LifePoint Health, Inc.
255,000 9.875%,  8/15/2030
a
275,134
167,000 11.000%,  10/15/2030
a
183,310
Medline Borrower, LP/Medline Co-
Issuer, Inc.
156,000 6.250%,  4/1/2029
a
157,645
Medtronic, Inc.
804,000 4.375%,  3/15/2035 754,599
Mozart Debt Merger Sub, Inc.
391,000 3.875%,  4/1/2029
a
362,061
392,000 5.250%,  10/1/2029
a
378,305
MPH Acquisition Holdings, LLC
129,000 5.500%,  9/1/2028
a
110,587
Newell Brands, Inc.
134,000 6.375%,  9/15/2027
e
134,462
133,000 6.625%,  9/15/2029
e
135,249
80,000 6.375%,  5/15/2030 80,132
Novartis Capital Corporation
375,000 4.700%,  9/18/2054 330,746
Organon & Company/ Organon
Foreign Debt Co-Issuer BV
181,000 4.125%,  4/30/2028
a
170,047
517,000 5.125%,  4/30/2031
a
464,685
Owens & Minor, Inc.
226,000 6.625%,  4/1/2030
a,e
211,907
PepsiCo, Inc.
515,000 4.200%,  7/18/2052 419,251
Performance Food Group, Inc.
294,000 4.250%,  8/1/2029
a
272,783
184,000 6.125%,  9/15/2032
a
183,992
Perrigo Finance Unlimited
Company
227,000 4.900%,  6/15/2030 212,755
120,000 6.125%,  9/30/2032 117,340
Pfizer Investment Enterprises,
Private Ltd.
1,204,000 5.300%,  5/19/2053 1,127,333
509,000 5.110%,  5/19/2043 477,807
Philip Morris International, Inc.
512,000 5.500%,  9/7/2030 524,230
240,000 5.125%,  2/13/2031 240,018
802,000 5.375%,  2/15/2033 803,552
575,000 4.900%,  11/1/2034 552,532
Post Holdings, Inc.
195,000 4.625%,  4/15/2030
a
179,838
Principal
Amount Long-Term Fixed Income  37.4% Value
Consumer Non-Cyclical  1.2% - continued
$ 322,000 4.500%,  9/15/2031
a
$ 288,461
177,000 6.250%,  10/15/2034
a,e
172,423
Prime Healthcare Services, Inc.
200,000 9.375%,  9/1/2029
a
194,542
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
a
627,870
Royalty Pharma plc
431,000 5.150%,  9/2/2029 429,790
Simmons Foods, Inc.
529,000 4.625%,  3/1/2029
a
488,845
Sotera Health Holdings, LLC
135,000 7.375%,  6/1/2031
a
136,769
Spectrum Brands, Inc.
34,000 3.875%,  3/15/2031
a
29,259
Star Parent, Inc.
145,000 9.000%,  10/1/2030
a
150,597
Sysco Corporation
797,000 6.600%,  4/1/2040 859,600
Takeda Pharmaceutical Company,
Ltd.
800,000 3.175%,  7/9/2050 518,249
722,000 5.650%,  7/5/2044 709,543
Tenet Healthcare Corporation
810,000 5.125%,  11/1/2027 793,292
183,000 4.375%,  1/15/2030 169,972
330,000 6.750%,  5/15/2031 333,380
Teva Pharmaceutical Finance
Company, LLC
132,000 6.150%,  2/1/2036 132,260
Teva Pharmaceutical Finance
Netherlands III BV
297,000 3.150%,  10/1/2026 285,386
US Acute Care Solutions, LLC
129,000 9.750%,  5/15/2029
a
131,465
Viterra Finance BV
642,000 3.200%,  4/21/2031
a
560,417
Zoetis, Inc.
1,266,000 4.700%,  2/1/2043 1,125,080
Total 43,802,815
Energy  0.9%
Aethon United BR, LP/ Aethon
United Finance Corporation
118,000 7.500%,  10/1/2029
a
120,675
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
282,000 5.375%,  6/15/2029
a
274,618
Archrock Partners, LP/ Archrock
Partners Finance Corporation
191,000 6.250%,  4/1/2028
a
189,982
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
271,000 8.250%,  12/31/2028
a
276,645
133,000 5.875%,  6/30/2029
a
129,525
Baytex Energy Corporation
274,000 8.500%,  4/30/2030
a
279,950
63,000 7.375%,  3/15/2032
a
61,387
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
213,000 7.000%,  7/15/2029
a
217,547

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Energy  0.9% - continued
BP Capital Markets America, Inc.
$ 1,327,000 2.939%,  6/4/2051 $ 821,540
Buckeye Partners, LP
186,000 4.500%,  3/1/2028
a
176,481
125,000 6.875%,  7/1/2029
a
126,514
California Resources Corporation
160,000 8.250%,  6/15/2029
a
162,248
Canadian Natural Resources, Ltd.
175,000 5.000%,  12/15/2029
a
173,050
319,000 2.950%,  7/15/2030 283,319
Cheniere Energy Partners, LP
2,019,000 4.500%,  10/1/2029 1,954,753
Cheniere Energy, Inc.
133,000 5.650%,  4/15/2034 133,764
Civitas Resources, Inc.
189,000 8.375%,  7/1/2028
a
196,289
358,000 8.750%,  7/1/2031
a
373,227
CNX Resources Corporation
159,000 6.000%,  1/15/2029
a
155,911
Columbia Pipelines Holding
Company, LLC
514,000 6.042%,  8/15/2028
a
526,300
Columbia Pipelines Operating
Company, LLC
130,000 5.927%,  8/15/2030
a
133,811
Comstock Resources, Inc.
261,000 6.750%,  3/1/2029
a
253,719
330,000 5.875%,  1/15/2030
a
307,764
ConocoPhillips Company
593,000 4.850%,  1/15/2032 581,048
Continental Resources, Inc.
936,000 2.268%,  11/15/2026
a
888,606
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
306,000 5.500%,  6/15/2031
a
292,269
Crescent Energy Finance, LLC
404,000 7.625%,  4/1/2032
a
401,921
Delek Logistics Partners, LP/ Delek
Logistics Finance Corporation
291,000 8.625%,  3/15/2029
a
300,876
Diamond Foreign Asset Company/
Diamond Finance, LLC
110,000 8.500%,  10/1/2030
a
114,150
Diamondback Energy, Inc.
684,000 5.750%,  4/18/2054 641,886
DT Midstream, Inc.
223,000 4.125%,  6/15/2029
a
208,255
Enbridge, Inc.
315,000 5.250%,  4/5/2027 318,749
Enerflex , Ltd.
100,000 9.000%,  10/15/2027
a
103,840
Energy Transfer, LP
316,000 8.000%,  5/15/2054
b
331,152
600,000 5.150%,  2/1/2043 528,714
1,090,000 6.000%,  6/15/2048 1,052,843
EnLink Midstream Partners, LP
240,000 5.600%,  4/1/2044 220,232
Enterprise Products Operating,
LLC
724,000 3.300%,  2/15/2053 475,934
Principal
Amount Long-Term Fixed Income  37.4% Value
Energy  0.9% - continued
EQM Midstream Partners, LP
$ 326,000 4.750%,  1/15/2031
a
$ 306,580
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 841,183
Genesis Energy LP/Genesis
Energy Finance Corporation
214,000 8.875%,  4/15/2030 217,745
321,000 7.875%,  5/15/2032 314,366
Gulfport Energy Operating
Corporation
92,000 6.750%,  9/1/2029
a
92,641
Halliburton Company
537,000 5.000%,  11/15/2045 479,423
Harvest Midstream I, LP
334,000 7.500%,  9/1/2028
a
336,950
Hess Midstream Operations, LP
292,000 4.250%,  2/15/2030
a
269,201
Hilcorp Energy I, LP/ Hilcorp
Finance Company
334,000 5.750%,  2/1/2029
a
318,652
130,000 6.000%,  4/15/2030
a
122,174
318,000 6.250%,  4/15/2032
a
292,569
Howard Midstream Energy
Partners, LLC
371,000 7.375%,  7/15/2032
a
376,889
ITT Holdings, LLC
380,000 6.500%,  8/1/2029
a
347,867
Kodiak Gas Services, LLC
164,000 7.250%,  2/15/2029
a
167,288
Laredo Petroleum, Inc.
258,000 7.750%,  7/31/2029
a
255,530
MEG Energy Corporation
204,000 5.875%,  2/1/2029
a
199,126
Moss Creek Resources Holdings,
Inc.
138,000 8.250%,  9/1/2031
a
134,941
MPLX, LP
1,073,000 4.950%,  9/1/2032 1,034,495
202,000 5.000%,  3/1/2033 194,003
Nabors Industries, Inc.
130,000 7.375%,  5/15/2027
a
129,849
332,000 9.125%,  1/31/2030
a
337,632
National Fuel Gas Company
935,000 5.500%,  1/15/2026 938,630
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
108,000 8.125%,  2/15/2029
a
109,420
163,000 8.375%,  2/15/2032
a
164,248
Noble Finance II, LLC
266,000 8.000%,  4/15/2030
a
268,651
Northern Oil and Gas, Inc.
276,000 8.750%,  6/15/2031
a
284,888
NuStar Logistics, LP
264,000 6.375%,  10/1/2030 264,716
Occidental Petroleum Corporation
182,000 5.000%,  8/1/2027 182,086
ONEOK, Inc.
352,000 5.700%,  11/1/2054 330,987
244,000 5.000%,  3/1/2026 244,376
400,000 4.750%,  10/15/2031 386,923

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Energy  0.9% - continued
PBF Holding Company, LLC/PBF
Finance Corporation
$ 219,000 6.000%,  2/15/2028 $ 210,020
Permian Resources Operating,
LLC
247,000 6.250%,  2/1/2033
a
243,804
Prairie Acquiror , LP
216,000 9.000%,  8/1/2029
a
222,530
Precision Drilling Corporation
173,000 6.875%,  1/15/2029
a
171,444
Range Resources Corporation
221,000 4.750%,  2/15/2030
a
207,380
Rockies Express Pipeline, LLC
340,000 4.950%,  7/15/2029
a
322,805
Saturn Oil & Gas, Inc.
155,000 9.625%,  6/15/2029
a,e
150,686
Schlumberger Holdings
Corporation
207,000 5.000%,  5/29/2027
a
208,156
SM Energy Company
200,000 6.500%,  7/15/2028 198,746
90,000 7.000%,  8/1/2032
a
88,736
South Bow USA Infrastructure
Holdings, LLC
338,000 5.026%,  10/1/2029
a
332,119
124,000 5.584%,  10/1/2034
a
120,602
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
130,000 5.875%,  3/1/2027 128,976
Suncor Energy, Inc.
763,000 7.150%,  2/1/2032 829,143
Sunoco, LP
390,000 7.000%,  5/1/2029
a
400,245
Sunoco, LP/Sunoco Finance
Corporation
186,000 5.875%,  3/15/2028 185,241
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
495,000 5.500%,  1/15/2028
a
476,057
195,000 7.375%,  2/15/2029
a
195,617
Talos Production, Inc.
137,000 9.000%,  2/1/2029
a
140,557
Targa Resources Corporation
939,000 4.200%,  2/1/2033 852,626
TGNR Intermediate Holdings, LLC
292,000 5.500%,  10/15/2029
a
272,660
TotalEnergies Capital SA
346,000 5.275%,  9/10/2054 319,892
Transocean, Inc.
363,800 8.750%,  2/15/2030
a
375,196
USA Compression Partners, LP/
USA Compression Finance
Corporation
230,000 7.125%,  3/15/2029
a
234,059
Valaris , Ltd.
272,000 8.375%,  4/30/2030
a
274,864
Venture Global Calcasieu Pass,
LLC
187,000 3.875%,  8/15/2029
a
171,800
235,000 4.125%,  8/15/2031
a
210,449
Principal
Amount Long-Term Fixed Income  37.4% Value
Energy  0.9% - continued
Venture Global LNG, Inc.
$ 482,000 8.125%,  6/1/2028
a
$ 501,421
235,000 9.000%,  9/30/2029
a,b,h
245,703
186,000 7.000%,  1/15/2030
a
188,786
562,000 8.375%,  6/1/2031
a
586,125
257,000 9.875%,  2/1/2032
a
282,001
Viridien SA
65,000 8.750%,  4/1/2027
a
63,864
Western Midstream Operating, LP
515,000 6.350%,  1/15/2029 532,599
267,000 6.150%,  4/1/2033 272,144
Williams Companies, Inc.
537,000 5.300%,  8/15/2052 490,910
900,000 7.500%,  1/15/2031 994,994
Total 35,436,480
Financials  3.3%
Acrisure , LLC/ Acrisure Finance,
Inc.
91,000 4.250%,  2/15/2029
a
85,551
130,000 7.500%,  11/6/2030
a
133,863
AEGON Funding Company, LLC
724,000 5.500%,  4/16/2027
a,e
730,300
AerCap Ireland Capital
DAC/ AerCap Global Aviation
Trust
581,000 6.100%,  1/15/2027 594,187
950,000 3.875%,  1/23/2028 920,061
475,000 3.400%,  10/29/2033 404,520
AG TTMT Escrow Issuer, LLC
99,000 8.625%,  9/30/2027
a
102,659
Agree, LP
357,000 5.625%,  6/15/2034 358,039
Air Lease Corporation
133,000 4.650%,  6/15/2026
b,h
128,648
1,117,000 3.000%,  2/1/2030 1,008,421
Aircastle , Ltd.
565,000 5.250%,  8/11/2025
a
565,176
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
130,000 4.250%,  10/15/2027
a
124,087
190,000 6.750%,  4/15/2028
a
190,447
184,000 7.000%,  1/15/2031
a
184,719
Ally Financial, Inc.
900,000 8.000%,  11/1/2031 995,066
204,000 6.700%,  2/14/2033
e
205,646
American Express Company
234,000 5.098%,  2/16/2028
b
235,350
285,000 5.043%,  7/26/2028
b
286,492
American International Group, Inc.
1,019,000 5.125%,  3/27/2033 1,006,340
AmWINS Group, Inc.
108,000 6.375%,  2/15/2029
a
108,662
322,000 4.875%,  6/30/2029
a
302,357
ANZ Bank New Zealand, Ltd.
550,000 5.548%,  8/11/2032
a,b
552,206
Aon North America, Inc.
365,000 5.750%,  3/1/2054 355,911
Apollo Debt Solutions BDC
505,000 6.700%,  7/29/2031
a
518,634

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Financials  3.3% - continued
Ares Capital Corporation
$ 397,000 3.250%,  7/15/2025 $ 393,147
975,000 3.875%,  1/15/2026 963,850
450,000 2.150%,  7/15/2026 430,255
441,000 5.875%,  3/1/2029 444,734
Ares Strategic Income Fund
408,000 5.600%,  2/15/2030
a
403,221
Arthur J. Gallagher & Company
126,000 6.750%,  2/15/2054 139,503
176,000 5.750%,  7/15/2054 172,992
674,000 5.000%,  2/15/2032 665,221
Associated Banc-Corp
650,000 4.250%,  1/15/2025 649,728
Avolon Holdings Funding, Ltd.
250,000 4.250%,  4/15/2026
a
246,990
210,000 4.950%,  1/15/2028
a
208,093
629,000 5.750%,  3/1/2029
a
635,389
Azorra Finance, Ltd.
334,000 7.750%,  4/15/2030
a
332,018
Banco Santander Mexico SA
675,000 5.375%,  4/17/2025
a
674,454
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
979,225
Bank of America Corporation
500,000 1.734%,  7/22/2027
b
476,663
616,000 3.824%,  1/20/2028
b
603,579
467,000 5.202%,  4/25/2029
b
469,180
450,000 2.087%,  6/14/2029
b
408,406
1,200,000 2.496%,  2/13/2031
b
1,055,145
1,250,000 1.922%,  10/24/2031
b
1,044,281
804,000 2.972%,  2/4/2033
b
691,067
1,609,000 4.571%,  4/27/2033
b
1,529,060
760,000 5.872%,  9/15/2034
b
780,553
300,000 5.468%,  1/23/2035
b
300,328
692,000 5.425%,  8/15/2035
b
673,535
1,075,000 3.846%,  3/8/2037
b
952,231
Bank of New York Mellon
Corporation
500,000 6.317%,  10/25/2029
b
525,291
Barclays plc
128,000 6.125%,  12/15/2025
b,h
127,699
783,000 6.496%,  9/13/2027
b
801,940
621,000 4.972%,  5/16/2029
b
615,028
684,000 4.942%,  9/10/2030
b
670,581
825,000 5.746%,  8/9/2033
b
825,206
BBVA Bancomer SA/Texas
200,000 5.250%,  9/10/2029
a
196,124
Belrose Funding Trust
970,000 2.330%,  8/15/2030
a
817,270
Berkshire Hathaway Finance
Corporation
1,071,000 2.850%,  10/15/2050 672,069
BlackRock Funding, Inc.
237,000 5.250%,  3/14/2054 223,885
Blackstone Private Credit Fund
799,000 2.700%,  1/15/2025 798,172
400,000 5.600%,  11/22/2029
a
394,922
490,000 6.250%,  1/25/2031 498,240
Blue Owl Capital Corporation II
385,000 8.450%,  11/15/2026 403,524
Principal
Amount Long-Term Fixed Income  37.4% Value
Financials  3.3% - continued
Blue Owl Credit Income
Corporation
$ 670,000 4.700%,  2/8/2027 $ 660,427
Blue Owl Technology Finance
Corporation
225,000 4.750%,  12/15/2025
a
222,514
Blue Owl Technology Finance
Corporation II
485,000 6.750%,  4/4/2029
a
487,973
BNP Paribas SA
664,000 5.283%,  11/19/2030
a,b
657,122
1,340,000 3.132%,  1/20/2033
a,b
1,142,216
BPCE SA
860,000 3.500%,  10/23/2027
a
821,667
Burford Capital Global Finance,
LLC
310,000 9.250%,  7/1/2031
a
329,112
Camden Property Trust
661,000 3.150%,  7/1/2029 613,961
Capital One Financial Corporation
1,000,000 4.200%,  10/29/2025 993,454
165,000 5.700%,  2/1/2030
b
167,261
Charles Schwab Corporation
518,000 6.136%,  8/24/2034
b
543,860
Chubb INA Holdings, LLC
527,000 4.350%,  11/3/2045 448,932
Citigroup, Inc.
620,000 3.200%,  10/21/2026 602,945
1,404,000 3.668%,  7/24/2028
b
1,360,003
415,000 4.125%,  7/25/2028 403,480
700,000 3.520%,  10/27/2028
b
673,699
300,000 5.174%,  2/13/2030
b
299,772
1,141,000 4.910%,  5/24/2033
b
1,102,770
648,000 6.174%,  5/25/2034
b
660,140
Citizens Financial Group, Inc.
299,000 5.718%,  7/23/2032
b
300,041
CNA Financial Corporation
371,000 5.125%,  2/15/2034 364,113
Comerica, Inc.
175,000 5.982%,  1/30/2030
b
176,961
Constellation Insurance, Inc.
63,000 6.800%,  1/24/2030
a
61,253
Cooperatieve Rabobank UA
1,071,000 5.564%,  2/28/2029
a,b
1,084,927
Corebridge Financial, Inc.
225,000 6.375%,  9/15/2054
b
223,461
402,000 4.350%,  4/5/2042 334,654
Cousins Properties, LP
120,000 5.375%,  2/15/2032 117,854
Credit Acceptance Corporation
243,000 9.250%,  12/15/2028
a
257,015
Credit Suisse Group AG
775,000 7.250%,  N/A
*, i
77,500
Deutsche Bank AG/New York, NY
561,000 6.819%,  11/20/2029
b
587,045
950,000 3.729%,  1/14/2032
b
829,272
Discover Bank
910,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
926,702
Diversified Healthcare Trust
156,000 Zero Coupon,  1/15/2026
a
146,807

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Financials  3.3% - continued
Drawbridge Special Opportunities
Fund, LP
$ 454,000 3.875%,  2/15/2026
a
$ 442,067
Elevance Health, Inc.
900,000 3.125%,  5/15/2050 575,712
725,000 4.625%,  5/15/2042 625,990
EPR Properties
355,000 4.950%,  4/15/2028 348,939
Fairfax Financial Holdings, Ltd.
478,000 6.350%,  3/22/2054 492,197
FirstCash , Inc.
327,000 5.625%,  1/1/2030
a
315,042
First-Citizens Bank & Trust
Company
443,000 6.125%,  3/9/2028 455,736
Five Corners Funding Trust IV
536,000 5.997%,  2/15/2053
a
540,871
Fortress Transportation and
Infrastructure Investors, LLC
137,000 5.500%,  5/1/2028
a
133,992
242,000 7.000%,  5/1/2031
a
246,875
186,000 7.000%,  6/15/2032
a
189,666
Freedom Mortgage Corporation
118,000 7.625%,  5/1/2026
a
118,287
Freedom Mortgage Holdings, LLC
303,000 9.250%,  2/1/2029
a
312,678
131,000 9.125%,  5/15/2031
a
135,070
FS KKR Capital Corporation
1,137,000 3.400%,  1/15/2026 1,114,997
GGAM Finance, Ltd.
120,000 7.750%,  5/15/2026
a
121,663
135,000 8.000%,  6/15/2028
a
141,751
354,000 5.875%,  3/15/2030
a
347,242
Global Aircraft Leasing Company,
Ltd.
381,000 8.750%,  9/1/2027
a
388,578
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
397,000 3.750%,  12/15/2027
a
362,313
goeasy , Ltd.
216,000 9.250%,  12/1/2028
a
230,208
133,000 7.625%,  7/1/2029
a
135,898
Goldman Sachs Bank USA/New
York, NY
725,000 5.414%,  5/21/2027
b
730,654
Goldman Sachs BDC, Inc.
307,000 6.375%,  3/11/2027 314,280
Goldman Sachs Group, Inc.
684,000 1.948%,  10/21/2027
b
648,964
756,000 6.484%,  10/24/2029
b
792,119
230,000 1.992%,  1/27/2032
b
189,809
1,879,000 3.102%,  2/24/2033
b
1,619,452
Health Care Service Corporation
522,000 5.450%,  6/15/2034
a
521,576
Healthpeak OP, LLC
173,000 3.400%,  2/1/2025 172,743
Highwoods Realty, LP
366,000 3.050%,  2/15/2030 322,780
320,000 2.600%,  2/1/2031 266,534
Howard Hughes Corporation
84,000 4.125%,  2/1/2029
a
77,620
Principal
Amount Long-Term Fixed Income  37.4% Value
Financials  3.3% - continued
HSBC Holdings plc
$ 800,000 5.402%,  8/11/2033
b
$ 791,734
HUB International, Ltd.
376,000 7.250%,  6/15/2030
a
385,306
Huntington Bancshares, Inc./OH
624,000 5.709%,  2/2/2035
b
622,787
454,000 6.141%,  11/18/2039
b
453,410
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
118,000 6.250%,  5/15/2026 116,995
530,000 5.250%,  5/15/2027 501,791
Intesa Sanpaolo SPA
164,000 4.198%,  6/1/2032
a,b
142,602
Invitation Homes Operating
Partnership, LP
670,000 2.000%,  8/15/2031 543,625
J.P. Morgan Chase & Company
193,000 4.000%,  4/1/2025
b,h
191,144
714,000 1.578%,  4/22/2027
b
685,603
305,000 2.947%,  2/24/2028
b
293,391
687,000 4.979%,  7/22/2028
b
689,186
700,000 2.522%,  4/22/2031
b
616,675
975,000 1.953%,  2/4/2032
b
808,150
1,073,000 4.586%,  4/26/2033
b
1,029,039
805,000 4.912%,  7/25/2033
b
787,062
489,000 5.766%,  4/22/2035
b
500,203
455,000 5.534%,  11/29/2045
b
444,149
Jackson National Life Global
Funding
502,000 5.550%,  7/2/2027
a
508,293
Jane Street Group/JSG Finance,
Inc.
210,000 4.500%,  11/15/2029
a
196,653
80,000 7.125%,  4/30/2031
a
82,213
134,000 6.125%,  11/1/2032
a
132,753
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
112,000 5.000%,  8/15/2028
a
105,060
200,000 6.625%,  10/15/2031
a
199,683
Jefferson Capital Holdings, LLC
109,000 6.000%,  8/15/2026
a
108,798
271,000 9.500%,  2/15/2029
a
287,069
KeyBank NA/Cleveland, OH
599,000 5.000%,  1/26/2033 574,511
KeyCorp
425,000
5.716%,  (SOFRINDX +
1.250%), 5/23/2025
b
425,379
Kilroy Realty, LP
255,000 4.250%,  8/15/2029 240,276
218,000 6.250%,  1/15/2036 216,277
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
135,000 4.250%,  2/1/2027
a
130,176
356,000 4.750%,  6/15/2029
a
335,681
Liberty Mutual Group, Inc.
74,000 4.125%,  12/15/2051
a,b
70,419
Lloyds Banking Group plc
400,000 5.087%,  11/26/2028
b
400,444
802,000 5.871%,  3/6/2029
b
816,914

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Financials  3.3% - continued
Macquarie Airfinance Holdings,
Ltd.
$ 127,000 6.400%,  3/26/2029
a
$ 130,674
305,000 5.150%,  3/17/2030
a
297,937
64,000 6.500%,  3/26/2031
a
66,117
Marsh & McLennan Companies,
Inc.
201,000 5.450%,  3/15/2053 194,071
Massachusetts Mutual Life
Insurance Company
1,000,000 3.200%,  12/1/2061
*
593,186
Mitsubishi UFJ Financial Group,
Inc.
802,000 5.422%,  2/22/2029
b
813,320
Molina Healthcare, Inc.
352,000 4.375%,  6/15/2028
a
333,592
92,000 3.875%,  5/15/2032
a
79,448
Morgan Stanley
1,350,000 4.350%,  9/8/2026 1,339,585
989,000 3.591%,  7/22/2028
b
953,697
535,000 5.164%,  4/20/2029
b
536,506
1,250,000 3.622%,  4/1/2031
b
1,161,035
535,000 5.250%,  4/21/2034
b
526,812
379,000 5.831%,  4/19/2035
b
386,217
939,000 5.297%,  4/20/2037
b
912,309
Morgan Stanley Direct Lending
Fund
344,000 6.150%,  5/17/2029
a
345,922
MPT Operating Partnership, LP/
MPT Finance Corporation
267,000 4.625%,  8/1/2029
e
191,319
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 384,463
Nationstar Mortgage Holdings,
Inc.
64,000 5.500%,  8/15/2028
a
62,156
134,000 6.500%,  8/1/2029
a
133,773
205,000 5.125%,  12/15/2030
a
191,271
NatWest Group plc
450,000 4.445%,  5/8/2030
b
433,980
758,000 6.475%,  6/1/2034
b
778,094
Navient Corporation
78,000 5.000%,  3/15/2027 76,452
84,000 5.500%,  3/15/2029 79,239
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
86,000 4.500%,  9/30/2028
a
78,735
New York Life Global Funding
812,000 4.550%,  1/28/2033
a
776,182
Nomura Holdings, Inc.
487,000 5.783%,  7/3/2034 492,273
Omega Healthcare Investors, Inc.
774,000 3.625%,  10/1/2029 713,907
725,000 3.375%,  2/1/2031 642,980
OneMain Finance Corporation
499,000 3.500%,  1/15/2027 475,986
597,000 3.875%,  9/15/2028 550,160
Panther Escrow Issuer, LLC
378,000 7.125%,  6/1/2031
a
381,778
Park Intermediate Holdings, LLC
366,000 4.875%,  5/15/2029
a
344,420
Principal
Amount Long-Term Fixed Income  37.4% Value
Financials  3.3% - continued
Pine Street Trust III
$ 210,000 6.223%,  5/15/2054
a
$ 211,912
PNC Financial Services Group,
Inc.
250,000 6.615%,  10/20/2027
b
257,559
PRA Group, Inc.
208,000 8.375%,  2/1/2028
a
213,824
Prologis Targeted US Logistics
Fund, LP
502,000 5.250%,  4/1/2029
a
507,657
200,000 5.250%,  1/15/2035
a
196,419
Prologis, LP
340,000 5.250%,  3/15/2054 317,168
Prudential Financial, Inc.
1,020,000 5.125%,  3/1/2052
b
970,655
Regency Centers, LP
700,000 4.125%,  3/15/2028 682,874
370,000 5.250%,  1/15/2034 364,628
Reinsurance Group of America,
Inc.
509,000 5.750%,  9/15/2034 513,005
RGA Global Funding
245,000 5.500%,  1/11/2031
a
247,574
RHP Hotel Properties, LP/RHP
Finance Corporation
65,000 4.750%,  10/15/2027 62,880
129,000 4.500%,  2/15/2029
a
121,792
RLJ Lodging Trust, LP
119,000 4.000%,  9/15/2029
a
107,839
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
340,000 3.625%,  3/1/2029
a
307,910
262,000 3.875%,  3/1/2031
a
228,280
191,000 4.000%,  10/15/2033
a
159,077
Ryan Specialty, LLC
68,000 4.375%,  2/1/2030
a
63,838
153,000 5.875%,  8/1/2032
a
151,385
Santander Holdings USA, Inc.
268,000 6.499%,  3/9/2029
b
275,377
218,000 6.174%,  1/9/2030
b
222,473
Santander UK Group Holdings plc
900,000 1.673%,  6/14/2027
b
856,639
Service Properties Trust
134,000 5.500%,  12/15/2027 125,307
175,000 8.375%,  6/15/2029 169,182
213,000 8.625%,  11/15/2031
a
221,645
Simon Property Group, LP
805,000 3.800%,  7/15/2050 592,583
SLM Corporation
140,000 4.200%,  10/29/2025 138,749
Societe Generale SA
840,000 4.750%,  11/24/2025
a
835,461
134,000 10.000%,  11/14/2028
a,b,h
142,859
Standard Chartered plc
449,000 5.688%,  5/14/2028
a,b
454,747
State Street Corporation
650,000 4.530%,  2/20/2029
b
642,545
Sumitomo Mitsui Financial Group,
Inc.
804,000 5.710%,  1/13/2030 823,840
700,000 1.710%,  1/12/2031 573,594

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Financials  3.3% - continued
Synchrony Financial
$ 253,000 5.935%,  8/2/2030
b,e
$ 255,322
138,000 7.250%,  2/2/2033 142,454
Synovus Bank
799,000 5.625%,  2/15/2028 800,427
Toronto-Dominion Bank
608,000 5.523%,  7/17/2028 617,925
223,000 5.146%,  9/10/2034
b
218,175
Truist Financial Corporation
519,000 6.047%,  6/8/2027
b
527,539
383,000 5.125%,  12/15/2027
b,h
374,235
699,000 5.122%,  1/26/2034
b
679,338
310,000 5.711%,  1/24/2035
b
312,372
U.S. Bancorp
744,000 5.775%,  6/12/2029
b
760,805
178,000 5.836%,  6/12/2034
b
181,453
340,000 5.678%,  1/23/2035
b
342,870
UBS Group AG
96,000 4.875%,  2/12/2027
a,b,h
91,432
771,000 6.246%,  9/22/2029
a,b
798,665
668,000 3.091%,  5/14/2032
a,b
581,014
486,000 5.699%,  2/8/2035
a,b
489,180
200,000 5.379%,  9/6/2045
a,b
190,487
UniCredit SPA
129,000 5.861%,  6/19/2032
a,b
129,185
United Wholesale Mortgage, LLC
355,000 5.500%,  4/15/2029
a
341,953
UnitedHealth Group, Inc.
536,000 5.875%,  2/15/2053 537,427
489,000 4.750%,  5/15/2052 418,974
UWM Holdings, LLC
64,000 6.625%,  2/1/2030
a
63,605
Vornado Realty, LP
98,000 3.400%,  6/1/2031
e
83,484
Wells Fargo & Company
96,000 3.900%,  3/15/2026
b,h
93,276
363,000 3.000%,  4/22/2026 355,061
1,140,000 3.000%,  10/23/2026 1,105,367
805,000 3.526%,  3/24/2028
b
780,792
481,000 5.707%,  4/22/2028
b
488,912
1,200,000 2.393%,  6/2/2028
b
1,130,194
480,000 5.574%,  7/25/2029
b
487,342
441,000 5.389%,  4/24/2034
b
436,093
930,000 4.900%,  11/17/2045 805,998
XHR, LP
153,000 4.875%,  6/1/2029
a
144,340
67,000 6.625%,  5/15/2030
a
67,220
Zions Bancorp NA
400,000 6.816%,  11/19/2035
b
402,786
Total 121,989,383
Foreign Government  <0.1%
NBN Company, Ltd.
1,025,000 2.625%,  5/5/2031
a
885,790
Saudi Arabian Oil Company
451,000 5.250%,  7/17/2034
a
444,888
Teine Energy, Ltd.
280,000 6.875%,  4/15/2029
a
271,887
Total 1,602,565
Principal
Amount Long-Term Fixed Income  37.4% Value
Mortgage-Backed Securities  11.9%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 3,164,807 2.000%,  1/1/2052 $ 2,499,857
3,643,351 2.000%,  5/1/2051 2,880,467
19,674,254 2.500%,  5/1/2051 16,219,046
6,467,676 3.500%,  5/1/2052 5,746,062
6,155,073 4.000%,  5/1/2052 5,679,352
2,485,071 5.000%,  7/1/2053 2,412,473
797,685 5.500%,  7/1/2053 792,680
4,746,454 3.500%,  8/1/2052 4,226,013
3,946,313 5.000%,  8/1/2053 3,839,455
4,062,897 5.500%,  9/1/2053 4,061,403
3,259,656 3.500%,  9/1/2047 2,925,246
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
4,023,354 2.500%,  7/1/2030 3,828,627
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
5,326,099 3.000%,  12/1/2036 4,916,926
4,367,295 3.000%,  8/1/2038 4,053,162
6,775,777 3.500%,  5/1/2040 6,270,490
5,298,655 2.500%,  4/1/2042 4,524,085
1,828,698 2.000%,  5/1/2042 1,527,597
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
15,843,465 3.000%,  1/1/2052 13,599,595
2,659,400 2.000%,  2/1/2051 2,102,752
1,720,827 2.000%,  2/1/2051 1,360,637
5,956,946 2.500%,  2/1/2051 4,918,950
10,407,455 2.500%,  2/1/2051 8,491,539
28,082,024 2.000%,  3/1/2051 22,027,628
2,424,236 2.000%,  3/1/2051 1,888,431
12,272,637 4.000%,  3/1/2051 11,357,138
1,793,048 2.000%,  3/1/2052 1,414,776
16,585,130 3.000%,  3/1/2052 14,130,065
19,878,091 2.000%,  4/1/2051 15,509,357
9,899,005 3.000%,  4/1/2051 8,485,036
10,071,992 3.000%,  5/1/2050 8,672,291
3,214,394 2.000%,  5/1/2051 2,527,079
7,488,505 3.000%,  5/1/2051 6,483,056
17,179,000 2.000%,  6/1/2050 13,507,399
6,242,627 3.000%,  6/1/2050 5,441,397
3,026,309 4.000%,  6/1/2052 2,773,303
2,164,342 5.000%,  6/1/2053 2,104,181
15,307,283 2.500%,  7/1/2051 12,723,179
4,285,725 3.500%,  7/1/2051 3,846,267
8,498,834 4.000%,  7/1/2052 7,788,347
2,239,363 2.500%,  8/1/2050 1,858,751
8,988,322 3.500%,  8/1/2050 8,086,530
11,150,580 3.500%,  8/1/2052 9,883,112
12,310,846 4.500%,  8/1/2052 11,599,063
5,274,216 5.000%,  8/1/2053 5,127,531
11,607,063 6.000%,  8/1/2054 11,883,993
2,761,153 2.500%,  9/1/2051 2,280,550
6,920,849 3.500%,  9/1/2052 6,174,564
3,291,190 3.500%,  9/1/2052 2,936,986
4,320,003 5.000%,  9/1/2052 4,184,772
4,273,058 4.500%,  9/1/2053 4,047,365
5,742,713 4.500%,  9/1/2053 5,418,067
10,304,152 4.000%,  10/1/2052 9,459,404

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Mortgage-Backed Securities  11.9% -
continued
$ 3,108,531 2.000%,  11/1/2051 $ 2,454,342
4,310,578 3.500%,  11/1/2052 3,851,724
12,901,061 2.000%,  12/1/2050 10,137,792
20,392,115 2.500%,  12/1/2051 16,789,877
9,018,562 4.500%,  12/1/2052 8,549,007
10,700,000 5.500%,  1/1/2041
j
10,558,209
4,775,000 6.000%,  1/1/2042
j
4,797,010
3,787,488 3.500%,  12/1/2047 3,399,385
15,100,000 3.000%,  1/1/2048
j
12,823,203
12,350,000 3.500%,  1/1/2049
j
10,922,547
4,600,000 5.000%,  1/1/2049
j
4,439,343
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
18,023,041 2.500%,  3/1/2062 14,347,628
4,535,516 3.500%,  7/1/2061 3,940,590
5,332,076 4.000%,  12/1/2061 4,840,104
Total 442,346,793
Technology  0.8%
Accenture Capital, Inc.
184,000 4.250%,  10/4/2031 176,811
476,000 4.500%,  10/4/2034 452,352
Advanced Micro Devices, Inc.
537,000 4.393%,  6/1/2052 448,738
Amentum Holdings, Inc.
201,000 7.250%,  8/1/2032
a
202,521
Analog Devices, Inc.
1,000,000 2.950%,  10/1/2051 635,007
Apple, Inc.
1,680,000 3.750%,  9/12/2047 1,322,308
Automatic Data Processing, Inc.
625,000 4.450%,  9/9/2034 595,010
Block, Inc.
138,000 3.500%,  6/1/2031 121,506
566,000 6.500%,  5/15/2032
a
571,464
Boost Newco Borrower, LLC
379,000 7.500%,  1/15/2031
a
397,328
Broadcom, Inc.
283,000 3.469%,  4/15/2034
a
245,265
1,072,000 3.137%,  11/15/2035
a
875,472
1,100,000 3.187%,  11/15/2036
a
886,094
460,000 4.926%,  5/15/2037
a
437,528
Cadence Design Systems, Inc.
222,000 4.700%,  9/10/2034 212,838
Central Parent, Inc./CDK Global,
Inc.
133,000 7.250%,  6/15/2029
a
131,429
Cisco Systems, Inc.
235,000 5.300%,  2/26/2054 228,423
Clarivate Science Holdings
Corporation
143,000 3.875%,  7/1/2028
a
133,212
Cloud Software Group, Inc.
796,000 6.500%,  3/31/2029
a
781,308
Consensus Cloud Solutions, Inc.
68,000 6.000%,  10/15/2026
a
67,098
CoreLogic , Inc.
81,000 4.500%,  5/1/2028
a
75,372
Principal
Amount Long-Term Fixed Income  37.4% Value
Technology  0.8% - continued
Dell International, LLC/EMC
Corporation
$ 480,000 6.020%,  6/15/2026 $ 486,881
Dell, Inc.
452,000 6.500%,  4/15/2038 472,818
Diebold Nixdorf, Inc.
101,000 7.750%,  3/31/2030
a
103,682
Fiserv, Inc.
246,000 2.250%,  6/1/2027 231,999
517,000 2.650%,  6/1/2030 456,966
494,000 5.350%,  3/15/2031 502,151
468,000 5.600%,  3/2/2033 474,000
500,000 5.150%,  8/12/2034 488,565
Foundry JV Holdco, LLC
551,000 5.900%,  1/25/2030
a
558,725
Gen Digital, Inc.
11,000 6.750%,  9/30/2027
a
11,166
163,000 7.125%,  9/30/2030
a,e
167,156
Global Payments, Inc.
487,000 5.950%,  8/15/2052
e
472,090
805,000 5.300%,  8/15/2029 806,409
Hewlett Packard Enterprise
Company
660,000 4.400%,  9/25/2027 653,076
400,000 4.850%,  10/15/2031 390,111
II-VI, Inc.
131,000 5.000%,  12/15/2029
a
125,012
Iron Mountain, Inc.
540,000 4.875%,  9/15/2029
a
513,206
300,000 5.250%,  7/15/2030
a
286,368
440,000 4.500%,  2/15/2031
a
402,252
KLA Corporation
804,000 3.300%,  3/1/2050 555,309
Marvell Technology, Inc.
127,000 5.950%,  9/15/2033 131,854
Mastercard , Inc.
566,000 3.950%,  2/26/2048 453,563
Microchip Technology, Inc.
102,000 5.050%,  3/15/2029 101,791
NCR Atleos Corporation
108,000 9.500%,  4/1/2029
a
116,997
NCR Voyix Corporation
194,000 5.000%,  10/1/2028
a
186,597
123,000 5.125%,  4/15/2029
a
117,680
Neptune Bidco US, Inc.
500,000 9.290%,  4/15/2029
a
465,062
NXP BV/NXP Funding, LLC
475,000 5.550%,  12/1/2028 482,946
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
476,000 4.300%,  6/18/2029 462,044
475,000 3.250%,  5/11/2041
347,101
Open Text Holdings, Inc.
545,000 4.125%,  2/15/2030
a
494,247
Oracle Corporation
536,000 6.900%,  11/9/2052 600,174
210,000 4.700%,  9/27/2034 199,027
1,400,000 3.850%,  7/15/2036 1,199,439
1,266,000 4.000%,  7/15/2046 974,279
PayPal Holdings, Inc.
420,000 5.500%,  6/1/2054 410,173

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Technology  0.8% - continued
Pitney Bowes, Inc.
$ 68,000 6.875%,  3/15/2027
a
$ 67,671
RingCentral, Inc.
359,000 8.500%,  8/15/2030
a
379,828
Rocket Software, Inc.
160,000 9.000%,  11/28/2028
a
165,693
Roper Technologies, Inc.
640,000 1.750%,  2/15/2031 525,688
Seagate HDD Cayman
257,280 9.625%,  12/1/2032 289,914
Sensata Technologies BV
146,000 4.000%,  4/15/2029
a
133,977
Sensata Technologies, Inc.
77,000 3.750%,  2/15/2031
a
67,316
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
150,000 4.625%,  11/1/2026
a
148,125
34,000 6.750%,  8/15/2032
a
34,580
SK Hynix, Inc.
400,000 5.500%,  1/16/2027
a
403,170
SS&C Technologies, Inc.
250,000 5.500%,  9/30/2027
a
247,603
67,000 6.500%,  6/1/2032
a
67,585
Texas Instruments, Inc.
535,000 5.050%,  5/18/2063 482,086
UKG, Inc.
141,000 6.875%,  2/1/2031
a
143,049
Verisk Analytics, Inc.
358,000 5.250%,  6/5/2034 353,615
Viavi Solutions, Inc.
319,000 3.750%,  10/1/2029
a
287,655
Visa, Inc.
700,000 2.700%,  4/15/2040 509,684
VMware, LLC
417,000 4.650%,  5/15/2027 415,237
875,000 2.200%,  8/15/2031 725,852
Xerox Holdings Corporation
33,000 5.000%,  8/15/2025
a
32,831
510,000 5.500%,  8/15/2028
a
437,465
Total 29,816,624
Transportation  0.2%
Air Canada
401,000 3.875%,  8/15/2026
a
389,616
American Airlines,
Inc./ AAdvantage Loyalty IP, Ltd.
481,000 5.500%,  4/20/2026
a
479,445
197,647 5.750%,  4/20/2029
a
196,004
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
173,000 5.375%,  3/1/2029
a,e
161,816
Burlington Northern Santa Fe, LLC
631,000 2.875%,  6/15/2052 392,578
530,000 4.450%,  3/15/2043 460,768
Canadian Pacific Railway
Company
537,000 4.700%,  5/1/2048 465,863
CSX Corporation
720,000 3.800%,  4/15/2050 541,419
Principal
Amount Long-Term Fixed Income  37.4% Value
Transportation  0.2% - continued
DCLI Bidco , LLC
$ 120,000 7.750%,  11/15/2029
a
$ 122,687
Delta Air Lines, Inc./ SkyMiles IP,
Ltd.
1,126,000 4.750%,  10/20/2028
a
1,110,622
ERAC USA Finance, LLC
536,000 5.400%,  5/1/2053
a
512,805
JetBlue Airways Corporation/
JetBlue Loyalty, LP
177,000 9.875%,  9/20/2031
a
188,043
Mileage Plus Holdings, LLC
670,500 6.500%,  6/20/2027
a
674,726
OneSky Flight, LLC
105,000 8.875%,  12/15/2029
a
105,074
Penske Truck Leasing Company,
LP/PTL Finance Corporation
462,000 5.750%,  5/24/2026
a
466,712
Rand Parent, LLC
335,000 8.500%,  2/15/2030
a,e
336,837
RXO, Inc.
335,000 7.500%,  11/15/2027
a
344,100
Stena International SA
217,000 7.250%,  1/15/2031
a
221,417
Union Pacific Corporation
1,074,000 2.973%,  9/16/2062 617,947
United Airlines, Inc.
307,000 4.375%,  4/15/2026
a
301,860
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
81,000 7.875%,  5/1/2027
a
78,842
156,000 6.375%,  2/1/2030
a,e
136,317
Total 8,305,498
U.S. Government & Agencies  12.2%
Federal National Mortgage
Association - REMIC
2,100,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,960,735
U.S. Treasury Bonds
974,000 3.625%,  5/15/2053 791,767
15,480,000 1.625%,  11/15/2050 8,071,349
11,400,000 4.750%,  11/15/2053 11,277,953
14,120,000 5.250%,  11/15/2028 14,564,793
1,075,000 4.375%,  5/15/2040 1,028,346
41,740,000 1.375%,  11/15/2040 25,834,386
600,000 3.000%,  5/15/2042 470,889
27,658,000 2.500%,  5/15/2046 18,833,380
35,275,000 2.875%,  5/15/2049 25,005,412
U.S. Treasury Notes
21,500,000 3.875%,  3/31/2025 21,478,008
6,000,000 0.250%,  8/31/2025 5,843,555
54,500,000 5.000%,  8/31/2025 54,763,136
2,500,000 4.250%,  12/31/2025 2,500,634
33,790,000 2.625%,  1/31/2026 33,217,797
3,050,000 0.500%,  2/28/2026 2,922,111
22,580,000 2.500%,  2/28/2026 22,136,850
2,900,000 4.625%,  2/28/2026 2,911,735
1,500,000 4.375%,  7/31/2026 1,502,475
2,200,000 3.500%,  9/30/2026 2,172,289
2,350,000 0.500%,  4/30/2027 2,155,605
16,875,000 2.250%,  11/15/2027 15,954,749
12,250,000 3.875%,  12/31/2027 12,109,393

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
U.S. Government & Agencies  12.2% -
continued
$ 4,300,000 0.750%,  1/31/2028 $ 3,863,620
16,200,000 3.500%,  1/31/2028 15,828,646
13,400,000 3.625%,  3/31/2028 13,124,266
31,750,000 2.875%,  5/15/2028 30,327,713
55,000,000 4.375%,  8/31/2028 55,043,712
6,300,000 3.750%,  12/31/2028 6,158,574
2,200,000 3.500%,  9/30/2029 2,116,826
850,000 1.375%,  11/15/2031 694,588
24,275,000 4.125%,  11/15/2032 23,675,864
13,500,000 4.500%,  11/15/2033 13,438,890
Total 451,780,046
Utilities  0.8%
AES Corporation
1,069,000 3.950%,  7/15/2030
a
985,408
Algonquin Power & Utilities
Corporation
295,000 4.750%,  1/18/2082
b
276,980
Alpha Generation, LLC
116,000 6.750%,  10/15/2032
a
114,767
American Electric Power
Company, Inc.
468,000 5.625%,  3/1/2033 472,776
American Water Capital
Corporation
486,000 5.450%,  3/1/2054 464,739
Appalachian Power Company
560,000 3.300%,  6/1/2027 541,194
Berkshire Hathaway Energy
Company
900,000 4.500%,  2/1/2045 779,659
Calpine Corporation
450,000 4.500%,  2/15/2028
a
431,601
CenterPoint Energy, Inc.
225,000 4.250%,  11/1/2028 217,346
Commonwealth Edison Company
800,000 3.700%,  3/1/2045 610,386
Consolidated Edison Company of
New York, Inc.
384,000 4.500%,  12/1/2045 325,438
900,000 4.125%,  5/15/2049 707,661
Constellation Energy Generation,
LLC
253,000 6.125%,  1/15/2034 264,831
Consumers Energy Company
880,000 4.350%,  4/15/2049 731,085
Dominion Energy, Inc.
66,000 6.875%,  2/1/2055
b
68,584
66,000 7.000%,  6/1/2054
b
69,695
DTE Electric Company
760,000 3.700%,  3/15/2045 583,261
Duke Energy Carolinas, LLC
960,000 3.700%,  12/1/2047 710,779
Duke Energy Corporation
92,000 6.450%,  9/1/2054
b
93,118
729,000 5.450%,  6/15/2034 727,823
Duke Energy Indiana, LLC
693,000 3.750%,  5/15/2046 516,705
Edison International
759,000 5.750%,  6/15/2027 771,671
Principal
Amount Long-Term Fixed Income  37.4% Value
Utilities  0.8% - continued
Enel Finance International NV
$ 470,000 5.125%,  6/26/2029
a
$ 469,403
Essential Utilities, Inc.
244,000 4.800%,  8/15/2027 243,691
Eversource Energy
669,000 4.750%,  5/15/2026 668,459
Exelon Corporation
575,000 4.700%,  4/15/2050 485,179
642,000 4.450%,  4/15/2046 534,668
FirstEnergy Corporation
669,000 4.850%,  7/15/2047 570,611
Georgia Power Company
455,000 4.950%,  5/17/2033 445,578
237,000 5.250%,  3/15/2034 235,155
ITC Holdings Corporation
560,000 5.300%,  7/1/2043 514,834
Jersey Central Power & Light
Company
375,000 2.750%,  3/1/2032
a
318,486
Lightning Power, LLC
383,000 7.250%,  8/15/2032
a
393,775
MidAmerican Energy Company
589,000 5.850%,  9/15/2054 598,605
National Rural Utilities Cooperative
Finance Corporation
331,000 3.700%,  3/15/2029 316,323
NextEra Energy Operating
Partners, LP
434,000 3.875%,  10/15/2026
a
414,976
NiSource, Inc.
64,000 6.375%,  3/31/2055
b
63,709
675,000 5.650%,  2/1/2045 659,119
NRG Energy, Inc.
115,000 3.375%,  2/15/2029
a
104,337
195,000 5.250%,  6/15/2029
a
189,390
107,000 6.000%,  2/1/2033
a
103,921
107,000 6.250%,  11/1/2034
a
104,950
Pacific Gas and Electric Company
700,000 3.300%,  12/1/2027 668,777
495,000 5.550%,  5/15/2029 503,072
467,000 4.550%,  7/1/2030 451,964
505,000 6.950%,  3/15/2034 553,088
233,000 5.800%,  5/15/2034 238,247
PG&E Corporation
203,000 5.000%,  7/1/2028 198,320
PPL Capital Funding, Inc.
470,000 5.250%,  9/1/2034 462,568
PPL Electric Utilities Corporation
440,000 3.950%,  6/1/2047 345,379
Public Service Company of
Colorado
624,000 4.500%,  6/1/2052 516,002
Public Service Enterprise Group,
Inc.
511,000 5.875%,  10/15/2028 527,048
San Diego Gas & Electric
Company
900,000 4.150%,  5/15/2048 713,795
Southern California Edison
Company
825,000 4.000%,  4/1/2047 635,085

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Utilities  0.8% - continued
Southern Company
$ 650,000 4.850%,  3/15/2035 $ 620,119
Southern Company Gas Capital
Corporation
600,000 4.400%,  5/30/2047 491,732
Southwestern Electric Power
Company
542,000 3.900%,  4/1/2045 403,334
Talen Energy Supply, LLC
267,000 8.625%,  6/1/2030
a
284,542
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
a
500,993
Virginia Electric and Power
Company
180,000 5.350%,  1/15/2054 169,278
675,000 4.600%,  12/1/2048 569,276
Vistra Corporation
129,000 8.000%,  10/15/2026
a,b,h
131,653
327,000 7.000%,  12/15/2026
a,b,h
328,865
Vistra Operations Company, LLC
688,000 5.000%,  7/31/2027
a
675,061
Xcel Energy, Inc.
379,000 4.600%,  6/1/2032 360,681
Total 28,249,555
Total Long-Term Fixed Income
(cost $1,496,170,067) 1,388,285,101
Shares
Registered Investment
Companies   34.8% Value
U.S. Affiliated   34.5%
14,025,067 Thrivent Core Emerging Markets
Debt Fund 114,164,045
3,317,050 Thrivent Core Emerging Markets
Equity Fund 30,782,223
2,987,499 Thrivent Core International Equity
Fund 30,532,235
198,143 Thrivent Core Low Volatility Equity
Fund 2,205,336
2,300,985 Thrivent Core Mid Cap Value Fund 24,666,563
1,437,678 Thrivent Core Small Cap Value
Fund 15,397,529
1,104,443 Thrivent Global Stock Portfolio 16,608,613
20,617,127 Thrivent High Yield Portfolio 86,239,380
28,181,434 Thrivent Income Portfolio 246,463,546
8,844,840 Thrivent International Allocation
Portfolio 84,790,172
1,723,359 Thrivent International Index
Portfolio 23,054,062
12,306,401 Thrivent Large Cap Value Portfolio 292,525,604
14,513,483 Thrivent Limited Maturity Bond
Portfolio 141,767,698
4,698,017 Thrivent Mid Cap Stock Portfolio 100,215,742
3,769,349 Thrivent Small Cap Stock Portfolio 74,120,106
Total 1,283,532,854
U.S. Unaffiliated   0.3%
5,351 Invesco QQQ Trust Series 1 2,735,592
12,000 Invesco Senior Loan ETF 252,840
3,043 iShares U.S. Regional Banks ETF 153,245
15,407 SPDR S&P 500 ETF Trust 9,029,735
2,518 SPDR S&P Biotech ETF 226,771
Shares
Registered Investment
Companies  34.8% Value
U.S. Unaffiliated   0.3%  - continued
723 SPDR S&P Oil & Gas Exploration
ETF $ 95,703
1,898 SPDR S&P Regional Banking ETF 114,544
Total 12,608,430
Total Registered Investment
Companies (cost $1,125,030,444) 1,296,141,284
Shares Common Stock 13.7% Value
Communications Services  1.1%
13,852 Alphabet, Inc., Class A 2,622,184
80,951 Alphabet, Inc., Class C 15,416,308
4,480 AMC Networks, Inc.
k
44,352
2,650 Bandwidth, Inc.
k
45,103
34,026 Cargurus , Inc.
k
1,243,310
54 Charter Communications, Inc.
k
18,510
1,359 Cogent Communications Holdings 104,738
3,951 Comcast Corporation 148,281
17,344 E.W. Scripps Company
k
38,330
800 Electronic Arts, Inc. 117,040
1,436 Entravision Communications
Corporation 3,375
7,073 Globalstar , Inc.
k
14,641
7,815 iHeartMedia , Inc.
k
15,474
1,548 Integral Ad Science Holding
Corporation
k
16,161
4,561 Iridium Communications, Inc. 132,360
2,118 Liberty Global, Ltd., Class A
k
27,026
4,197 Liberty Latin America, Ltd., Class
A
k
26,693
756 Liberty Media Corporation-Liberty
Live Group
k
51,453
8,989 Lumen Technologies, Inc.
k
47,732
5,067 Magnite , Inc.
k
80,667
27,146 Meta Platforms, Inc. 15,894,254
2,310 Netflix, Inc.
k
2,058,949
3,010 New York Times Company 156,670
312 Omnicom Group, Inc. 26,844
18,542 Pinterest, Inc.
k
537,718
11,836 QuinStreet , Inc.
k
273,057
1,144 Sinclair, Inc. 18,464
3,210 Sirius XM Holdings, Inc. 73,188
1,240 TechTarget , Inc.
k
24,577
2,798 Telephone and Data Systems, Inc. 95,440
1,285 TKO Group Holdings, Inc.
k
182,611
6,643 Trade Desk, Inc.
k
780,752
18,452 Verizon Communications, Inc. 737,895
7,482 Warner Brothers Discovery, Inc.
k
79,085
Total 41,153,242
Consumer Discretionary  1.9%
75 Adient plc
k
1,292
1,543 Advance Auto Parts, Inc. 72,968
96,975 Amazon.com, Inc.
k
21,275,345
10,267 American Axle & Manufacturing
Holdings, Inc.
k
59,857
5,081 American Eagle Outfitters, Inc. 84,700
2,322 Aptiv plc
k
140,435
1,885 Autoliv , Inc. 176,794
5,664 Bath & Body Works, Inc. 219,593
22,541 Best Buy Company, Inc. 1,934,018
26 Booking Holdings, Inc. 129,179
3,351 Boot Barn Holdings, Inc.
k
508,749

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  13.7% Value
Consumer Discretionary  1.9% - continued
2,057 BorgWarner, Inc. $ 65,392
963 Bright Horizons Family Solutions,
Inc.
k
106,749
1,018 Brunswick Corporation 65,844
192 CarMax, Inc.
k
15,698
388 Carvana Company
k
78,904
106 Cavco Industries, Inc.
k
47,300
10,813 Champion Homes, Inc.
k
952,625
5,663 Chewy, Inc.
k
189,654
49,439 Chipotle Mexican Grill, Inc.
k
2,981,172
1,569 Columbia Sportswear Company 131,686
2,219 Cooper-Standard Holdings, Inc.
k
30,090
609 Crocs, Inc.
k
66,704
499 D.R. Horton, Inc. 69,770
7,676 Dana, Inc. 88,735
132 Darden Restaurants, Inc. 24,643
3,934 Deckers Outdoor Corporation
k
798,956
13,888 DoorDash , Inc.
k
2,329,712
504 Dorman Products, Inc.
k
65,293
33,750 eBay, Inc. 2,090,813
993 Etsy, Inc.
k
52,520
11,920 Expedia Group, Inc.
k
2,221,054
2,504 Fox Factory Holding Corporation
k
75,796
274 Frontdoor , Inc.
k
14,980
372 GameStop Corporation
k
11,658
7,318 Gap, Inc. 172,924
781 Garmin, Ltd. 161,089
11,391 Gentex Corporation 327,263
2,861 Goodyear Tire & Rubber
Company
k
25,749
2,713 Grand Canyon Education, Inc.
k
444,389
1,000 Group 1 Automotive, Inc. 421,480
11,224 Hanesbrands, Inc.
k
91,363
1,608 Hasbro, Inc. 89,903
5,992 Hilton Worldwide Holdings, Inc. 1,480,983
12,377 Home Depot, Inc. 4,814,529
1,395 Installed Building Products, Inc. 244,474
5,353 Latham Group, Inc.
k
37,257
8,504 Laureate Education, Inc.
k
155,538
498 Lear Corporation 47,161
1,445 Leggett & Platt, Inc. 13,872
5,976 LKQ Corporation 219,618
668 Lowe's Companies, Inc. 164,862
2,188 Lululemon Athletica , Inc.
k
836,713
188 M/I Homes, Inc.
k
24,995
2,465 Mattel, Inc.
k
43,704
5,544 McDonald's Corporation 1,607,150
2,674 Modine Manufacturing Company
k
309,997
1,659 Mohawk Industries, Inc.
k
197,637
24,169 NIKE, Inc. 1,828,868
85 NVR, Inc.
k
695,207
206 OneSpaWorld Holdings, Ltd. 4,099
1,567 O'Reilly Automotive, Inc.
k
1,858,149
4,428 Patrick Industries, Inc. 367,878
343 Planet Fitness, Inc.
k
33,912
1,632 Pool Corporation 556,414
939 PUMA SE 43,176
40,364 Qurate Retail, Inc. 13,320
240 Ralph Lauren Corporation 55,435
1,606 Revolve Group, Inc.
k
53,785
6,485 Ross Stores, Inc. 980,986
1,597 Service Corporation International/
US 127,473
10,676 SharkNinja , Inc.
k
1,039,415
5,050 Sony Group Corporation ADR 106,858
Shares Common Stock  13.7% Value
Consumer Discretionary  1.9% - continued
1,465 Stitch Fix, Inc.
k
$ 6,314
11,506 Stoneridge, Inc.
k
72,143
593 Strategic Education, Inc. 55,398
1,349 Tapestry, Inc. 88,130
25,407 Tesla, Inc.
k
10,260,363
2,394 Texas Roadhouse, Inc. 431,949
182 TopBuild Corporation
k
56,664
1,997 Travel + Leisure Company 100,749
126 Ulta Beauty, Inc.
k
54,801
1,545 Upbound Group, Inc. 45,068
344 Vail Resorts, Inc. 64,483
1,321 Valvoline, Inc.
k
47,794
7,403 VF Corporation 158,868
691 Visteon Corporation
k
61,306
800 Wingstop , Inc. 227,360
13,117 Wyndham Hotels & Resorts, Inc. 1,322,062
2,504 Yum China Holding, Inc. 120,618
Total 70,050,373
Consumer Staples  0.4%
20,959 Altria Group, Inc. 1,095,946
2,352 BellRing Brands, Inc.
k
177,200
1,204 BJ's Wholesale Club Holdings,
Inc.
k
107,577
1,760 Casey's General Stores, Inc. 697,365
1,492 Celsius Holdings, Inc.
k
39,299
2,274 Colgate-Palmolive Company 206,729
652 Costco Wholesale Corporation 597,408
13,093 Coty, Inc.
k
91,127
6,717 e.l.f . Beauty, Inc.
k
843,319
7,218 J & J Snack Foods Corporation 1,119,728
770 J.M. Smucker Company 84,792
1,291 John B. Sanfilippo & Son, Inc. 112,459
11,319 Kenvue , Inc. 241,661
2,031 Keurig Dr Pepper, Inc. 65,236
270 Kimberly-Clark Corporation 35,381
1,351 Lamb Weston Holdings, Inc. 90,287
1,146 Lancaster Colony Corporation 198,419
200 Maplebear , Inc.
k
8,284
1,465 McCormick & Company, Inc. 111,692
15,260 Philip Morris International, Inc. 1,836,541
12,732 Procter & Gamble Company 2,134,520
4,054 Sysco Corporation 309,969
860 Turning Point Brands, Inc. 51,686
1,777 Tyson Foods, Inc. 102,071
1,459 US Foods Holding Corporation
k
98,424
6,368 Vita Coco Company, Inc.
k
235,043
33,163 Walmart, Inc. 2,996,277
189 WD-40 Company 45,867
Total 13,734,307
Energy  0.3%
3,100 Antero Midstream Corporation 46,779
5,259 Antero Resources Corporation
k
184,328
21,793 Archrock , Inc. 542,428
23,382 Baker Hughes Company 959,130
8,691 Berry Corporation 35,894
2,520 Cactus, Inc. 147,067
12,208 ConocoPhillips 1,210,667
248 Coterra Energy, Inc. 6,334
3,394 Crescent Energy Company 49,586
9,337 Devon Energy Corporation 305,600
548 DT Midstream, Inc. 54,488
5,977 Enterprise Products Partners, LP 187,439

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  13.7% Value
Energy  0.3% - continued
13,076 EOG Resources, Inc. $ 1,602,856
442 EQT Corporation 20,381
3,347 Expand Energy Corporation 333,194
8,781 Exxon Mobil Corporation 944,572
983 Gulfport Energy Corporation
k
181,069
4,128 Halliburton Company 112,240
9,111 Hess Midstream, LP 337,380
9,098 Kinder Morgan, Inc. 249,285
1,505 Kodiak Gas Services, Inc. 61,449
18,956 Kosmos Energy, Ltd.
k
64,830
606 Marathon Petroleum Corporation 84,537
11,851 Matador Resources Company 666,737
3,901 Noble Corporation plc 122,491
3,568 Oceaneering International, Inc.
k
93,053
3,725 Ovintiv , Inc. 150,863
2,030 Par Pacific Holdings, Inc.
k
33,272
489 Phillips 66 55,712
7,807 Schlumberger NV 299,320
1,113 Shell plc ADR 69,729
2,558 SM Energy Company 99,148
2,060 Solaris Energy Infrastructure, Inc. 59,287
2,058 Talos Energy, Inc.
k
19,983
50 Targa Resources Corporation 8,925
37,393 TechnipFMC plc 1,082,153
2,016 Vital Energy, Inc.
k
62,335
7,296 Williams Companies, Inc. 394,860
Total 10,939,401
Financials  1.7%
1,532 1st Source Corporation 89,438
199 Affirm Holdings, Inc.
k
12,119
2,961 Allstate Corporation 570,851
4,731 Ally Financial, Inc. 170,363
4,796 Amalgamated Financial
Corporation 160,522
6,129 American Express Company 1,819,026
1,543 American International Group, Inc. 112,330
3,387 Ameriprise Financial, Inc. 1,803,340
1,511 Ameris Bancorp 94,543
517 AMERISAFE, Inc. 26,646
4,780 Annaly Capital Management, Inc. 87,474
1,559 Arch Capital Group, Ltd. 143,974
1,587 Arthur J. Gallagher & Company 450,470
2,403 Artisan Partners Asset
Management, Inc. 103,449
9,845 Associated Banc-Corp 235,295
707 Assurant, Inc. 150,747
884 Assured Guaranty, Ltd. 79,569
490 Atlantic Union Bankshares
Corporation 18,561
338 Axis Capital Holdings, Ltd. 29,954
960 Axos Financial, Inc.
k
67,056
31 BancFirst Corporation 3,633
25,267 Bank of America Corporation 1,110,485
89 Bank of Hawaii Corporation 6,340
556 Bank of Marin Bancorp 13,216
1,584 Bank of N.T. Butterfield & Son, Ltd. 57,895
3,068 Bank of New York Mellon
Corporation 235,714
5,196 Bank OZK 231,378
946 BankFinancial Corporation 12,009
2,113 BankUnited , Inc. 80,653
1,202 Bar Harbor Bankshares 36,757
1,778 BCB Bancorp, Inc. 21,052
5,965 Berkshire Hathaway, Inc.
k
2,703,815
Shares Common Stock  13.7% Value
Financials  1.7% - continued
2,342 Berkshire Hills Bancorp, Inc. $ 66,583
681 Block, Inc.
k
57,878
12,889 Blue Owl Capital, Inc. 299,798
123 BOK Financial Corporation 13,093
3,686 Bridgewater Bancshares, Inc.
k
49,798
1,461 Brighthouse Financial, Inc.
k
70,186
953 BrightSpire Capital, Inc. 5,375
490 Brookline Bancorp, Inc. 5,782
5,521 Brown & Brown, Inc. 563,252
1,702 Business First Bancshares, Inc. 43,741
646 Byline Bancorp, Inc. 18,734
1,775 Cadence Bank 61,149
123 Camden National Corporation
e
5,257
110 Capital City Bank Group, Inc. 4,031
861 Capital One Financial Corporation 153,534
7,241 Capitol Federal Financial, Inc. 42,794
3,859 Carlyle Group, Inc. 194,841
293 Cathay General Bancorp 13,950
3,977 Cboe Global Markets, Inc. 777,106
2,534 Charles Schwab Corporation 187,541
2,974 Chimera Investment Corporation 41,636
151 ChoiceOne Financial Services, Inc. 5,382
590 Chubb, Ltd. 163,017
1,072 Cincinnati Financial Corporation 154,046
3,624 Citigroup, Inc. 255,093
418 Citizens Financial Group, Inc. 18,292
1,478 CNB Financial Corporation 36,743
2,495 CNO Financial Group, Inc. 92,839
49 Coinbase Global, Inc.
k
12,167
4,089 Columbia Banking System, Inc. 110,444
1,437 Comerica, Inc. 88,878
1,333 Commerce Bancshares, Inc. 83,059
219 Community Financial System, Inc. 13,508
3,874 Community Trust Bancorp, Inc. 205,438
758 ConnectOne Bancorp, Inc. 17,366
615 Cullen/Frost Bankers, Inc. 82,564
1,142 Customers Bancorp, Inc.
k
55,593
520 CVB Financial Corporation 11,133
1,325 Discover Financial Services 229,530
1,300 Eagle Bancorp, Inc. 33,839
1,701 East West Bancorp, Inc. 162,888
704 Eastern Bankshares , Inc. 12,144
6,073 Ellington Credit Company 40,203
418 Employers Holdings, Inc. 21,414
1,295 Enact Holdings, Inc. 41,932
867 Enova International, Inc.
k
83,128
1,495 Enterprise Financial Services
Corporation 84,318
204 Equitable Holdings, Inc. 9,623
1,067 Equity Bancshares, Inc. 45,262
12,422 F.N.B. Corporation 183,597
937 FactSet Research Systems, Inc. 450,022
480 Federal Agricultural Mortgage
Corporation 94,536
8,485 Federated Hermes, Inc. 348,818
1,058 Fidelity National Information
Services, Inc. 85,455
772 Fifth Third Bancorp 32,640
2,363 Financial Institutions, Inc. 64,486
335 First American Financial
Corporation 20,917
10,564 First Bancorp/Puerto Rico 196,385
1,872 First Bancshares, Inc. 65,520
4,427 First Busey Corporation 104,344
73 First Citizens BancShares , Inc./NC 154,250

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  13.7% Value
Financials  1.7% - continued
2,618 First Financial Bancorp $ 70,372
811 First Financial Bankshares , Inc. 29,237
901 First Financial Corporation 41,617
503 First Hawaiian, Inc. 13,053
6,170 First Horizon Corporation 124,264
949 First Internet Bancorp 34,155
250 First Interstate BancSystem , Inc. 8,117
1,634 First Merchants Corporation 65,180
2,193 First Mid-Illinois Bancshares, Inc. 80,746
2,656 First of Long Island Corporation 31,022
6,413 Fiserv, Inc.
k
1,317,358
503 Flagstar Financial, Inc. 4,693
2,513 Flushing Financial Corporation 35,886
641 Flywire Corporation
k
13,217
13,344 Fulton Financial Corporation 257,272
8,978 Glacier Bancorp, Inc. 450,875
212 Global Payments, Inc. 23,757
2,294 Great Southern Bancorp, Inc. 136,952
740 Green Dot Corporation
k
7,874
2,750 Hamilton Lane, Inc. 407,137
1,839 Hancock Whitney Corporation 100,630
5,340 Hanmi Financial Corporation 126,131
491 Hanover Insurance Group, Inc. 75,938
701 Hartford Financial Services Group,
Inc. 76,689
179 HBT Financial, Inc. 3,920
1,067 Heartland Financial USA, Inc. 65,412
1,018 Heritage Commerce Corporation 9,549
345 Heritage Financial Corporation 8,453
1,472 Home BancShares , Inc. 41,658
3,360 Hometrust Bancshares, Inc. 113,165
4,394 Hope Bancorp, Inc. 54,002
214 Horace Mann Educators
Corporation 8,395
3,069 Horizon Bancorp, Inc. 49,442
5,954 Houlihan Lokey , Inc. 1,033,972
1,525 Huntington Bancshares, Inc./OH 24,812
66 Independent Bank Corporation/MA 4,237
1,935 Independent Bank Corporation/MI 67,396
19,600 Intercontinental Exchange, Inc. 2,920,596
5,732 Invesco, Ltd. 100,195
248 Investar Holding Corporation 5,446
18,614 J.P. Morgan Chase & Company 4,461,962
6,033 Jack Henry & Associates, Inc. 1,057,585
7,301 Janus Henderson Group plc 310,512
695 Jefferies Financial Group, Inc. 54,488
5,365 Kearny Financial Corporation/MD 37,984
54,465 KeyCorp 933,530
2,852 Kinsale Capital Group, Inc. 1,326,551
720 LendingTree , Inc.
k
27,900
179 Loews Corporation 15,160
202 M&T Bank Corporation 37,978
572 MarketAxess Holdings, Inc. 129,295
270 Marsh & McLennan Companies,
Inc. 57,351
3,951 Mastercard , Inc. 2,080,478
1,252 Mercantile Bank Corporation 55,701
1,745 MetLife, Inc. 142,881
516 Metropolitan Bank Holding
Corporation
k
30,134
4,292 MFA Financial, Inc. 43,735
24,351 MGIC Investment Corporation 577,362
966 Mid Penn Bancorp, Inc. 27,859
2,020 Midland States Bancorp, Inc. 49,288
5,865 MidWestOne Financial Group, Inc. 170,789
Shares Common Stock  13.7% Value
Financials  1.7% - continued
329 Morningstar, Inc. $ 110,794
3,126 Mr. Cooper Group, Inc.
k
300,127
2,965 MSCI, Inc. 1,779,030
39,675 Nasdaq, Inc. 3,067,274
36 Nelnet, Inc. 3,845
250 Nicolet Bankshares , Inc. 26,228
10,889 NMI Holdings, Inc.
k
400,280
142 Northeast Community Bancorp,
Inc. 3,473
7,153 Northern Trust Corporation 733,183
2,745 Northfield Bancorp, Inc. 31,897
90 Northrim BanCorp , Inc. 7,015
4,425 Northwest Bancshares, Inc. 58,366
11,956 OceanFirst Financial Corporation 216,404
5,751 OFG Bancorp 243,382
2,955 Old National Bancorp 64,138
2,095 Old Republic International
Corporation 75,818
5,854 Old Second Bancorp, Inc. 104,084
3,350 OneMain Holdings, Inc. 174,636
1,239 Orrstown Financial Services, Inc. 45,360
135 Pacific Premier Bancorp, Inc. 3,364
430 Palomar Holdings, Inc.
k
45,404
40 Park National Corporation 6,857
23,866 PayPal Holdings, Inc.
k
2,036,963
787 PCB Bancorp 15,929
1,657 Peoples Bancorp, Inc./OH 52,510
799 Pinnacle Financial Partners, Inc. 91,398
373 PNC Financial Services Group,
Inc. 71,933
3,584 Popular, Inc. 337,111
340 Principal Financial Group, Inc. 26,319
6,945 Progressive Corporation 1,664,091
1,946 Prosperity Bancshares, Inc. 146,631
2,830 Provident Financial Services, Inc. 53,402
467 Prudential Financial, Inc. 55,354
7,193 Radian Group, Inc. 228,162
951 Regions Financial Corporation 22,368
232 Reinsurance Group of America,
Inc. 49,562
1,921 Renasant Corporation 68,676
4,316 Rithm Capital Corporation 46,742
2,267 RLI Corporation 373,670
5,399 Robinhood Markets, Inc.
k
201,167
1,915 S&P Global, Inc. 953,727
7,639 SEI Investments Company 630,065
348 ServisFirst Bancshares, Inc. 29,490
1,753 Shore Bancshares, Inc. 27,785
156 Sierra Bancorp 4,512
314 Simmons First National
Corporation 6,965
663 Skyward Specialty Insurance
Group, Inc.
k
33,508
332 Southern Missouri Bancorp, Inc. 19,047
756 Southside Bancshares, Inc. 24,011
763 SouthState Corporation 75,903
425 Stellar Bancorp, Inc. 12,049
2,754 StepStone Group, Inc. 159,402
326 Stifel Financial Corporation 34,582
2,774 Synovus Financial Corporation 142,112
226 Texas Capital Bancshares, Inc.
k
17,673
106 Towne Bank/Portsmouth, VA 3,610
3,881 TPG RE Finance Trust, Inc. 32,989
11,549 TPG, Inc. 725,739
9,071 Tradeweb Markets, Inc. 1,187,575

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  13.7% Value
Financials  1.7% - continued
7,975 Triumph Financial, Inc.
k
$ 724,768
6,024 Truist Financial Corporation 261,321
1,354 TrustCo Bank Corporation NY 45,102
3,300 Trustmark Corporation 116,721
1,630 U.S. Bancorp 77,963
365 UMB Financial Corporation 41,194
1,019 United Bankshares , Inc. 38,263
662 United Community Banks, Inc. 21,389
372 Unity Bancorp, Inc. 16,223
1,607 Univest Financial Corporation 47,423
2,375 Unum Group 173,446
2,544 Valley National Bancorp 23,049
1,761 Virtu Financial, Inc. 62,832
19,125 Visa, Inc. 6,044,265
224 WaFd , Inc. 7,222
362 Walker & Dunlop, Inc. 35,190
3,103 Webster Financial Corporation 171,348
15,277 Wells Fargo & Company 1,073,056
1,350 Westamerica Bancorporation 70,821
7,300 Western Alliance Bancorp 609,842
11,113 Western Union Company 117,798
71 Willis Towers Watson plc 22,240
690 Wintrust Financial Corporation 86,050
214 WSFS Financial Corporation 11,370
8,634 Zions Bancorp NA 468,395
Total 64,587,873
Health Care  1.5%
14,984 Abbott Laboratories 1,694,840
664 AbbVie, Inc. 117,993
1,310 ACELYRIN, Inc.
k
4,113
397 ADMA Biologics, Inc.
k
6,809
16,562 Agilent Technologies, Inc. 2,224,939
863 Agios Pharmaceuticals, Inc.
k
28,358
292 Align Technology, Inc.
k
60,885
6,026 Amgen, Inc. 1,570,617
896 Amicus Therapeutics, Inc.
k
8,440
803 Anika Therapeutics, Inc.
k
13,217
2,980 Arcellx , Inc.
k
228,536
1,034 Argenx SE ADR
k
635,910
213 Arvinas , Inc.
k
4,083
1,543 Ascendis Pharma AS ADR
k
212,425
504 Astria Therapeutics, Inc.
k
4,506
21,625 Avantor , Inc.
k
455,639
163 Biogen, Inc.
k
24,926
2,780 Bio- Techne Corporation 200,243
21,063 Boston Scientific Corporation
k
1,881,347
337 Bruker Corporation 19,755
4,698 Cabaletta Bio, Inc.
k
10,664
2,852 CareDx , Inc.
k
61,061
9,197 Caribou Biosciences, Inc.
k
14,623
2,607 Cencora , Inc. 585,741
928 Centene Corporation
k
56,218
5,495 Certara , Inc.
k
58,522
103 Charles River Laboratories
International, Inc.
k
19,014
122 Chemed Corporation 64,636
405 Cigna Group 111,837
1,520 Cooper Companies, Inc.
k
139,734
420 CRISPR Therapeutics AG
k
16,531
1,890 CryoPort , Inc.
k
14,704
20,289 Danaher Corporation 4,657,340
1,842 Definitive Healthcare Corporation
k
7,571
4,577 Denali Therapeutics, Inc.
k
93,279
6,630 Dentsply Sirona, Inc. 125,837
Shares Common Stock  13.7% Value
Health Care  1.5% - continued
9,083 Dexcom , Inc.
k
$ 706,385
354 Doximity , Inc.
k
18,900
3,008 Editas Medicine, Inc.
k
3,820
1,193 Edwards Lifesciences Corporation
k
88,318
11,584 Elanco Animal Health, Inc.
k
140,282
462 Elevance Health, Inc. 170,432
9,407 Eli Lilly & Company 7,262,204
2,173 Enanta Pharmaceuticals, Inc.
k
12,495
9,886 Encompass Health Corporation 912,972
3,568 Erasca , Inc.
k
8,956
5,174 Exact Sciences Corporation
k
290,727
286 Exelixis , Inc.
k
9,524
4,396 Fate Therapeutics, Inc.
k
7,253
2,758 Fortrea Holdings, Inc.
k
51,437
1,782 Gilead Sciences, Inc. 164,603
16,205 Globus Medical, Inc.
k
1,340,316
4,379 GoodRx Holdings, Inc.
k
20,362
5,859 Haemonetics Corporation
k
457,471
7,570 HealthEquity , Inc.
k
726,342
368 Humana, Inc. 93,365
4,895 IDEXX Laboratories, Inc.
k
2,023,789
73 Illumina, Inc.
k
9,755
1,133 Incyte Corporation
k
78,256
2,102 Inspire Medical Systems, Inc.
k
389,669
121 Insulet Corporation
k
31,589
2,071 Integra LifeSciences Holdings
Corporation
k
46,970
3,156 Intellia Therapeutics, Inc.
k
36,799
5,173 Intuitive Surgical, Inc.
k
2,700,099
386 IQVIA Holding, Inc.
k
75,853
291 iTeos Therapeutics, Inc.
k
2,235
3,429 Johnson & Johnson 495,902
1,415 Kura Oncology, Inc.
k
12,325
367 Kymera Therapeutics, Inc.
k
14,764
610 Labcorp Holdings, Inc. 139,885
41 Ligand Pharmaceuticals, Inc.
k
4,393
172 Medpace Holdings, Inc.
k
57,144
31,974 Medtronic plc 2,554,083
1,970 Merck & Company, Inc. 195,976
976 Mettler -Toledo International, Inc.
k
1,194,312
1,329 Myriad Genetics, Inc.
k
18,221
2,758 Natera , Inc.
k
436,591
774 Neurocrine Biosciences, Inc.
k
105,651
5,103 Nkarta , Inc.
k
12,706
1,280 Novocure , Ltd.
k
38,144
2,412 Penumbra, Inc.
k
572,802
267 Phibro Animal Health Corporation 5,607
621 Prestige Consumer Healthcare,
Inc.
k
48,494
1,903 Prothena Corporation plc
k
26,357
1,000 PTC Therapeutics, Inc.
k
45,140
2,708 QIAGEN NV 120,587
250 Quest Diagnostics, Inc. 37,715
2,119 Regeneron Pharmaceuticals, Inc.
k
1,509,427
8,203 Relay Therapeutics, Inc.
k
33,796
6,842 Repligen Corporation
k
984,837
2,636 Rocket Pharmaceuticals, Inc.
k
33,135
20,470 Royalty Pharma plc 522,190
7,737 RxSight , Inc.
k
265,998
3,678 Sage Therapeutics, Inc.
k
19,972
2,890 Sanofi SA ADR 139,385
3,080 Sarepta Therapeutics, Inc.
k
374,497
22,774 scPharmaceuticals , Inc.
k
80,620
1,478 STERIS plc 303,818
18,100 Stevanato Group SPA 394,399

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  13.7% Value
Health Care  1.5% - continued
3,532 Stryker Corporation $ 1,271,697
4,785 Sutro Biopharma, Inc.
k
8,804
589 Teleflex, Inc. 104,830
892 Tenet Healthcare Corporation
k
112,597
3,061 Thermo Fisher Scientific, Inc. 1,592,424
10,051 Twist Bioscience Corporation
k
467,070
687 uniQure NV
k
12,132
208 United Therapeutics Corporation
k
73,391
4,832 UnitedHealth Group, Inc. 2,444,316
2,944 Veeva Systems, Inc.
k
618,976
7,239 Vericel Corporation
k
397,493
3,785 Vertex Pharmaceuticals, Inc.
k
1,524,220
3,727 Viatris , Inc. 46,401
4,627 Viemed Healthcare, Inc.
k
37,109
203 Waters Corporation
k
75,309
234 West Pharmaceutical Services,
Inc. 76,649
3,382 Xencor , Inc.
k
77,718
1,511 Xenon Pharmaceuticals, Inc.
k
59,231
3,481 Zentalis Pharmaceuticals, Inc.
k
10,547
1,362 Zimmer Biomet Holdings, Inc. 143,868
12,529 Zoetis, Inc. 2,041,350
Total 55,311,076
Industrials  1.5%
2,319 A.O. Smith Corporation 158,179
3,121 AAR Corporation
k
191,255
424 ABM Industries, Inc. 21,700
3,914 Advanced Drainage Systems, Inc. 452,458
8,036 AECOM 858,406
2,595 Air Lease Corporation 125,105
1,215 Allison Transmission Holdings, Inc. 131,293
2,508 Amentum Holdings, Inc.
k
52,743
8,643 AMETEK, Inc. 1,557,987
339 Applied Industrial Technologies,
Inc. 81,180
1,195 Arcosa , Inc. 115,604
4,142 Armstrong World Industries, Inc. 585,389
3,020 Array Technologies, Inc.
k
18,241
6,203 Atmus Filtration Technologies, Inc. 243,034
6,129 Automatic Data Processing, Inc. 1,794,142
240 Axon Enterprise, Inc.
k
142,637
2,618 AZEK Company, Inc.
k
124,276
15,733 Badger Infrastructure Solutions,
Ltd. 392,709
2,203 Barrett Business Services, Inc. 95,698
2,765 Beacon Roofing Supply, Inc.
k
280,869
788 Bloom Energy Corporation
k
17,502
5,459 Brady Corporation 403,147
9,336 BWX Technologies, Inc. 1,039,937
3 CACI International, Inc.
k
1,212
2,258 Casella Waste Systems, Inc.
k
238,919
5,584 Caterpillar, Inc. 2,025,652
9,859 CECO Environmental Corporation
k
298,038
2,809 Clean Harbors, Inc.
k
646,463
12,099 CNH Industrial NV 137,082
118 CSW Industrials, Inc. 41,630
67,117 CSX Corporation 2,165,866
158 Cummins, Inc. 55,079
598 Curtiss-Wright Corporation 212,212
1,644 Dayforce , Inc.
k
119,420
2,774 Delta Air Lines, Inc. 167,827
1,530 DNOW, Inc.
k
19,905
8 Dover Corporation 1,501
1,392 EMCOR Group, Inc. 631,829
Shares Common Stock  13.7% Value
Industrials  1.5% - continued
10,423 Enerpac Tool Group Corporation $ 428,281
64 ESCO Technologies, Inc. 8,525
30,351 ExlService Holdings, Inc.
k
1,346,977
753 Expeditors International of
Washington, Inc. 83,410
56,150 Fastenal Company 4,037,747
9,050 Ferguson Enterprises, Inc. 1,570,809
15,303 Flowserve Corporation 880,229
633 Fluor Corporation
k
31,220
1,035 Fortive Corporation 77,625
12,471 Gates Industrial Corporation plc
k
256,528
534 General Dynamics Corporation 140,704
7,118 Graco , Inc. 599,976
4,668 Great Lakes Dredge & Dock
Corporation
k
52,702
444 Griffon Corporation 31,644
10,188 Helios Technologies, Inc. 454,792
285 Herc Holdings, Inc. 53,959
1,002 Hexcel Corporation 62,825
846 Honeywell International, Inc. 191,103
11,408 Howmet Aerospace, Inc. 1,247,693
62 Huron Consulting Group, Inc.
k
7,704
445 IDEX Corporation 93,134
765 IES Holdings, Inc.
k
153,734
10,081 Ingersoll Rand, Inc. 911,927
2,104 ITT Corporation 300,620
854 Jacobs Solutions, Inc. 114,112
10,450 JB Hunt Transport Services, Inc. 1,783,397
1,620 Kirby Corporation
k
171,396
1,725 Knight-Swift Transportation
Holdings, Inc. 91,494
6,096 Korn Ferry 411,175
2,418 Kratos Defense & Security
Solutions, Inc.
k
63,787
620 L3Harris Technologies, Inc. 130,374
1,578 Landstar System, Inc. 271,195
739 Leidos Holdings, Inc. 106,460
446 Lincoln Electric Holdings, Inc. 83,612
1,424 ManpowerGroup , Inc. 82,193
10,512 Masco Corporation 762,856
28,061 Masterbrand, Inc.
k
409,971
247 McGrath RentCorp 27,620
689 Miller Industries, Inc. 45,033
1,597 Moog, Inc. 314,354
14,380 Mueller Water Products, Inc. 323,550
3,532 Northrop Grumman Corporation 1,657,532
10,265 nVent Electric plc 699,662
13,441 Old Dominion Freight Line, Inc. 2,370,992
501 Otis Worldwide Corporation 46,398
3,170 Owens Corning, Inc. 539,914
514 PACCAR, Inc. 53,466
1,588 Parker-Hannifin Corporation 1,010,016
623 Paylocity Holding Corporation
k
124,270
4,729 Pentair plc 475,927
498 Quanta Services, Inc. 157,393
3,599 Regal Rexnord Corporation 558,313
240 Republic Services, Inc. 48,283
1,352 Robert Half, Inc. 95,262
2,186 Rockwell Automation, Inc. 624,737
259 Rush Enterprises, Inc. 14,191
368 Ryder System, Inc. 57,724
1,609 Saia, Inc.
k
733,270
8,729 Schneider National, Inc. 255,585
10,763 Shoals Technologies Group, Inc.
k
59,519
1,702 SkyWest, Inc.
k
170,421

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  13.7% Value
Industrials  1.5% - continued
2,232 Southwest Airlines Company $ 75,040
1,765 SS&C Technologies Holdings, Inc. 133,752
319 Stanley Black & Decker, Inc. 25,613
6,368 Timken Company 454,484
5,927 Trane Technologies plc 2,189,137
60 TransDigm Group, Inc. 76,037
6,679 TransUnion 619,210
48,317 Uber Technologies, Inc.
k
2,914,481
2,346 UFP Industries, Inc. 264,277
668 UL Solutions, Inc. 33,320
37 UniFirst Corporation/MA 6,330
824 Union Pacific Corporation 187,905
22,327 United Airlines Holdings, Inc.
k
2,167,952
1,022 United Parcel Service, Inc. 128,874
340 United Rentals, Inc. 239,510
5,814 Verisk Analytics, Inc. 1,601,350
2,396 Verra Mobility Corporation
k
57,935
238 Wabtec Corporation 45,122
4,173 Waste Connections, Inc. 716,003
1,424 Waste Management, Inc. 287,349
1,114 Watsco , Inc. 527,913
10,280 WNS Holdings, Ltd.
k
487,169
Total 56,854,211
Information Technology  4.4%
2,772 Adobe, Inc.
k
1,232,653
18,151 Advanced Micro Devices, Inc.
k
2,192,459
3,706 Agilysys , Inc.
k
488,117
1,064 Ambarella , Inc.
k
77,395
48,031 Amphenol Corporation 3,335,753
119,058 Apple, Inc. 29,814,504
20,143 Applied Materials, Inc. 3,275,856
17,483 Arista Networks, Inc.
k
1,932,396
3,935 ASGN, Inc.
k
327,943
125 Astera Labs, Inc.
k
16,556
209 Atlassian Corporation
k
50,866
9,812 Autodesk, Inc.
k
2,900,133
464 BILL Holdings, Inc.
k
39,305
38,749 Broadcom, Inc. 8,983,568
11,096 CDW Corporation 1,931,148
2,889 Ciena Corporation
k
245,016
30,624 Cisco Systems, Inc. 1,812,941
2,266 Clearwater Analytics Holdings,
Inc.
k
62,360
842 Coherent Corporation
k
79,763
3,221 Cohu , Inc.
k
86,001
608 CommVault Systems, Inc.
k
91,753
313 Consensus Cloud Solutions, Inc.
k
7,468
1,336 Credo Technology Group Holding,
Ltd.
k
89,793
1,662 CrowdStrike Holdings, Inc.
k
568,670
2,974 CyberArk Software, Ltd.
k
990,788
859 Datadog , Inc.
k
122,743
2,666 Descartes Systems Group, Inc.
k
302,858
2,470 DocuSign, Inc.
k
222,152
2,332 Dolby Laboratories, Inc. 182,129
11,545 Dynatrace Holdings, LLC
k
627,471
344 Elastic NV
k
34,084
733 Enphase Energy, Inc.
k
50,342
767 F5, Inc.
k
192,878
2,037 Fabrinet
k
447,896
385 Fair Isaac Corporation
k
766,508
63 First Solar, Inc.
k
11,103
5,013 Flex, Ltd.
k
192,449
18,899 Fortinet, Inc.
k
1,785,578
Shares Common Stock  13.7% Value
Information Technology  4.4% - continued
2,847 Freshworks , Inc.
k
$ 46,036
1,310 Gartner, Inc.
k
634,656
15,844 Gitlab , Inc.
k
892,809
2,589 Globant SA
k
555,133
7,136 Guidewire Software, Inc.
k
1,202,987
1,276 HubSpot , Inc.
k
889,079
1,827 Impinj , Inc.
k
265,390
10,785 International Business Machines
Corporation 2,370,867
501 IPG Photonics Corporation
k
36,433
867 Itron , Inc.
k
94,139
30,027 JFrog , Ltd.
k
883,094
798 Keysight Technologies, Inc.
k
128,183
15,326 Lattice Semiconductor
Corporation
k
868,218
2,051 Littelfuse , Inc. 483,318
74 MACOM Technology Solutions
Holdings, Inc.
k
9,613
5,721 Marvell Technology, Inc. 631,884
67,845 Microsoft Corporation 28,596,668
170 MicroStrategy , Inc.
e,k
49,235
361 Mirion Technologies, Inc.
k
6,299
2,866 MongoDB, Inc.
k
667,233
1,401 Monolithic Power Systems, Inc. 828,972
3,522 Motorola Solutions, Inc. 1,627,974
2,291 Napco Security Technologies, Inc. 81,468
764 nCino , Inc.
k
25,655
3,391 NetApp, Inc. 393,627
224,214 NVIDIA Corporation 30,109,698
396 Okta , Inc.
k
31,205
1,653 Olo , Inc.
k
12,695
999 ON Semiconductor Corporation
k
62,987
4,472 Onto Innovation, Inc.
k
745,348
10,274 Oracle Corporation 1,712,059
8,656 PDF Solutions, Inc.
k
234,404
4,308 Pegasystems , Inc. 401,506
342 Plexus Corporation
k
53,516
248 Procore Technologies, Inc.
k
18,583
4,247 PTC, Inc.
k
780,896
1,835 Q2 Holdings, Inc.
k
184,693
1,075 Qorvo , Inc.
k
75,175
17,119 QUALCOMM, Inc. 2,629,821
16,927 Salesforce, Inc. 5,659,204
4,230 Samsung Electronics Company,
Ltd. 150,955
6,355 ServiceNow , Inc.
k
6,737,063
3,220 Silicon Laboratories, Inc.
k
399,988
3,645 SolarWinds Corporation 51,941
86 Super Micro Computer, Inc.
k
2,621
772 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 152,462
1,652 TD SYNNEX Corporation 193,747
721 TE Connectivity plc 103,081
330 Teledyne Technologies, Inc.
k
153,163
1,180 Tenable Holdings, Inc.
k
46,468
24,970 Trimble, Inc.
k
1,764,380
21,256 TTM Technologies, Inc.
k
526,086
1,261 Tyler Technologies, Inc.
k
727,143
267 Unity Software, Inc.
k
6,000
266 Universal Display Corporation 38,889
11,359 Varonis Systems, Inc.
k
504,680
3,453 VeriSign, Inc.
k
714,633
3,449 Vontier Corporation 125,785
4,781 Workiva , Inc.
k
523,520

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  13.7% Value
Information Technology  4.4% - continued
634 Xerox Holdings Corporation $ 5,345
Total 163,480,106
Materials  0.3%
879 Albemarle Corporation 75,664
1,357 Allegheny Technologies, Inc.
k
74,689
635 AptarGroup, Inc. 99,758
3,324 Avient Corporation 135,819
11,537 Axalta Coating Systems, Ltd.
k
394,796
562 Balchem Corporation 91,603
1,133 Ball Corporation 62,462
633 Celanese Corporation 43,810
1,811 CF Industries Holdings, Inc. 154,515
6,560 Chemours Company 110,864
19,963 Constellium SE
k
205,020
2,965 Corteva , Inc. 168,886
8,552 DuPont de Nemours, Inc. 652,090
263 Eagle Materials, Inc. 64,898
4,928 Eastman Chemical Company 450,025
10,544 Ecolab, Inc. 2,470,670
6,543 Element Solutions, Inc. 166,388
1,408 Greif, Inc. 86,057
12,479 Hecla Mining Company 61,272
919 Huntsman Corporation 16,570
3,401 Ingevity Corporation
k
138,591
880 Innospec , Inc. 96,853
72 International Flavors & Fragrances,
Inc. 6,088
5,076 Ivanhoe Mines, Ltd.
k
60,243
1,293 Kaiser Aluminum Corporation 90,859
1,080 Knife River Corporation
k
109,771
990 Koppers Holdings, Inc. 32,076
4,421 Linde plc 1,850,940
100 LyondellBasell Industries NV 7,427
1,072 Magnera Corporation
k
19,478
1,053 Martin Marietta Materials, Inc. 543,874
1,360 Minerals Technologies, Inc. 103,646
5,770 Mosaic Company 141,827
1,181 Nucor Corporation 137,835
1,858 O-I Glass, Inc.
k
20,141
7,178 Olin Corporation 242,616
2,149 Orion SA 33,933
15 Packaging Corporation of America 3,377
333 PPG Industries, Inc. 39,777
1,219 Radius Recycling, Inc. 18,553
545 Ranpak Holdings Corporation
k
3,750
1,931 Royal Gold, Inc. 254,602
3,807 RPM International, Inc. 468,489
1,438 Sensient Technologies Corporation 102,472
2,587 Sonoco Products Company 126,375
1,762 Steel Dynamics, Inc. 200,991
554 Stepan Company 35,844
5,722 Trinseo plc 29,182
18,303 Tronox Holdings plc 184,311
124 United States Lime & Minerals, Inc. 16,460
3,228 United States Steel Corporation 109,720
553 Vulcan Materials Company 142,248
1,121 West Fraser Timber Company, Ltd. 97,023
Total 11,055,228
Real Estate  0.4%
3,099 Agree Realty Corporation 218,325
586 Alexandria Real Estate Equities,
Inc. 57,164
Shares Common Stock  13.7% Value
Real Estate  0.4% - continued
459 Alpine Income Property Trust, Inc. $ 7,707
1,449 American Assets Trust, Inc. 38,051
275 AvalonBay Communities, Inc. 60,492
4,415 Brixmor Property Group, Inc. 122,914
14,528 Broadstone Net Lease, Inc. 230,414
5,889 CBRE Group, Inc.
k
773,167
7,009 Chatham Lodging Trust 62,731
10,252 Compass, Inc.
k
59,974
7,792 CoStar Group, Inc.
k
557,829
1,373 Crown Castle, Inc. 124,614
5,040 CTO Realty Growth, Inc. 99,338
2,888 Curbline Properties Corporation 67,059
7,822 Cushman and Wakefield plc
k
102,312
511 DiamondRock Hospitality
Company 4,614
5,197 Diversified Healthcare Trust 11,953
9,048 Douglas Elliman , Inc.
k
15,110
3,809 EastGroup Properties, Inc. 611,306
6,380 EPR Properties 282,506
1,225 Equinix , Inc. 1,155,040
67,429 Essential Properties Realty Trust,
Inc. 2,109,179
246 Essex Property Trust, Inc. 70,218
440 Extra Space Storage, Inc. 65,824
2,921 Getty Realty Corporation 88,010
7,071 Global Net Lease, Inc. 51,618
6,185 Healthcare Realty Trust, Inc. 104,836
714 Host Hotels & Resorts, Inc. 12,509
1,191 Howard Hughes Holdings, Inc.
k
91,612
3,877 Independence Realty Trust, Inc. 76,920
9,492 Industrial Logistics Properties Trust 34,646
1,975 Innovative Industrial Properties,
Inc. 131,614
3,810 InvenTrust Properties Corporation 114,795
1,680 Invitation Homes, Inc. 53,710
596 Medical Properties Trust, Inc. 2,354
10,090 National Storage Affiliates Trust 382,512
9,721 NetSTREIT Corporation 137,552
29,284 Outfront Media, Inc. 519,498
1,364 Park Hotels & Resorts, Inc. 19,192
11,938 Pebblebrook Hotel Trust 161,760
1,723 Plymouth Industrial REIT, Inc. 30,669
718 RE/MAX Holdings, Inc.
k
7,661
5,291 Rexford Industrial Realty, Inc. 204,550
19,969 RLJ Lodging Trust 203,884
877 RMR Group, Inc. 18,101
363 Ryman Hospitality Properties 37,875
75,984 Sabra Health Care REIT, Inc. 1,316,043
1,295 Safehold , Inc. 23,932
869 SBA Communications Corporation 177,102
2,765 Sila Realty Trust, Inc. 67,245
18,236 STAG Industrial, Inc. 616,742
292 Sun Communities, Inc. 35,907
17,742 Tanger , Inc. 605,534
10,000 Terreno Realty Corporation 591,400
42,537 Uniti Group, Inc. 233,954
143 Universal Health Realty Income
Trust 5,321
3,817 Zillow Group, Inc., Class A
k
270,434
3,444 Zillow Group, Inc., Class C
k
255,028
Total 13,592,361
Utilities  0.2%
29,062 AES Corporation 374,028
2,260 Alliant Energy Corporation 133,656

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  13.7% Value
Utilities  0.2% - continued
261 American States Water Company $ 20,285
1,430 American Water Works Company,
Inc. 178,021
2,998 Black Hills Corporation 175,443
3,445 Brookfield Infrastructure
Corporation 137,835
2,428 California Water Service Group 110,061
3,911 CenterPoint Energy, Inc. 124,096
6,902 Clearway Energy, Inc., Class A 168,754
12,928 Clearway Energy, Inc., Class C 336,128
564 Constellation Energy Corporation 126,172
1,895 Duke Energy Corporation 204,167
3,142 Entergy Corporation 238,226
2,043 Essential Utilities, Inc. 74,202
1,292 Eversource Energy 74,200
9,822 Hawaiian Electric Industries, Inc.
k
95,568
27,880 NextEra Energy Partners, LP
e
496,264
4,006 NiSource, Inc. 147,261
579 Northwestern Energy Group, Inc. 30,953
1,287 Portland General Electric
Company 56,139
1,840 Public Service Enterprise Group,
Inc. 155,462
837 Spire, Inc. 56,774
100,423 UGI Corporation 2,834,941
5,205 Vistra Energy Corporation 717,613
20,206 Xcel Energy, Inc. 1,364,309
Total 8,430,558
Total Common Stock
(cost $318,121,903) 509,188,736
Shares Private Equity Funds 0.7% Value
Secondary  0.7%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*, k,l
1,890,182
1 ASF IX, LP
*, k,l
2,914,781
1 ASF VIII Sidecar (Cayman), LP
*, k,l
577,988
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*, k,l
3,173,304
1 LCP X (Offshore), LP
*, k,l
13,247,835
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*, k,l
2,702,351
Total 24,506,441
Total Private Equity Funds
(cost $20,065,065) 24,506,441
Shares
Collateral Held for Securities
Loaned 0.2% Value
7,346,423 Thrivent Cash Management Trust 7,346,423
Total Collateral Held for
Securities Loaned
(cost $7,346,423) 7,346,423
Shares or
Principal
Amount Short-Term Investments 14.4% Value
Federal Home Loan Bank Discount
Notes
300,000 4.525%, 1/2/2025
m,n
$ 299,930
100,000 4.540%, 1/3/2025
m,n
99,965
4,900,000 4.545%, 1/8/2025
m,n
4,895,416
1,900,000 4.530%, 1/10/2025
m,n
1,897,778
1,500,000 4.525%, 1/17/2025
m,n
1,497,018
4,500,000 4.470%, 1/22/2025
m,n
4,488,423
800,000 4.500%, 1/24/2025
m,n
797,755
300,000 4.495%, 1/29/2025
m,n
298,983
1,700,000 4.251%, 1/31/2025
m,n
1,693,837
3,900,000 4.301%, 2/5/2025
m,n
3,883,542
300,000 4.307%, 2/10/2025
m,n
298,558
6,700,000 4.411%, 2/12/2025
m,n
6,666,228
1,600,000 4.396%, 2/14/2025
m,n
1,591,560
1,400,000 4.419%, 2/19/2025
m,n
1,391,794
300,000 4.430%, 2/21/2025
m,n
298,171
Federal Home Loan Mortgage
Corporation Discount Notes
300,000 4.450%, 1/21/2025
m,n
299,263
Thrivent Core Short-Term Reserve
Fund
50,284,144 4.730% 502,841,437
U.S. Treasury Bills
700,000 4.538%, 1/2/2025
m,o
700,000
300,000 4.529%, 1/9/2025
m,p
299,754
400,000 4.411%, 2/13/2025
m,p
398,022
Total Short-Term Investments
(cost $534,457,103) 534,637,434
Total Investments (cost
$3,501,191,005) 101.2% $3,760,105,419
Other Assets and Liabilities, Net
(1.2%) (45,042,144)
Total Net Assets 100.0% $3,715,063,275
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2024, the value of these investments was $212,565,045 or
5.7% of total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2024.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2024.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Denotes investments purchased on a when-issued or
delayed-delivery basis.
k Non-income producing security.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At December 31, 2024, $390,000 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Moderately Conservative Allocation Portfolio as of
December 31, 2024 was $25,177,127 or 0.68% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
December 31, 2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 1,510,000
ASF IX, LP  3/18/2024 2,288,231
ASF VIII Sidecar (Cayman), LP  6/28/2024 545,992
Credit Suisse Group AG  9/5/2018 775,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 2,592,000
LCP X (Offshore), LP  10/25/2023 10,788,842
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 992,170
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 2,340,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of December 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 6,573,918
Common Stock 501,376
Total lending $7,075,294
Gross amount payable upon return of
collateral for securities loaned $7,346,423
Net amounts due to counterparty $271,129
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 423,588,265
Gross unrealized depreciation (186,749,067)
Net unrealized appreciation (depreciation) $ 236,839,198
Cost for federal income tax purposes $ 3,513,867,994

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 32,096,864 – 32,096,864 –
Basic Materials 10,894,597 – 10,894,597 –
Capital Goods 26,076,847 – 26,076,847 –
Collateralized Mortgage Obligations 57,710,127 – 57,710,127 –
Commercial Mortgage-Backed Securities 14,535,425 – 14,535,425 –
Communications Services 39,311,371 – 39,311,371 –
Consumer Cyclical 44,330,111 – 44,330,111 –
Consumer Non-Cyclical 43,802,815 – 43,802,815 –
Energy 35,436,480 – 35,436,480 –
Financials 121,989,383 – 121,989,383 –
Foreign Government 1,602,565 – 1,602,565 –
Mortgage-Backed Securities 442,346,793 – 442,346,793 –
Technology 29,816,624 – 29,816,624 –
Transportation 8,305,498 – 8,305,498 –
U.S. Government & Agencies 451,780,046 – 451,780,046 –
Utilities 28,249,555 – 28,249,555 –
Registered Investment Companies
U.S. Affiliated 1,065,784,923 1,065,784,923 – –
U.S. Unaffiliated 12,608,430 12,608,430 – –
Common Stock
Communications Services 41,153,242 41,153,242 – –
Consumer Discretionary 70,050,373 70,007,197 43,176 –
Consumer Staples 13,734,307 13,734,307 – –
Energy 10,939,401 10,939,401 – –
Financials 64,587,873 64,587,873 – –
Health Care 55,311,076 55,311,076 – –
Industrials 56,854,211 56,461,502 392,709 –
Information Technology 163,480,106 163,329,151 150,955 –
Materials 11,055,228 10,994,985 60,243 –
Real Estate 13,592,361 13,592,361 – –
Utilities 8,430,558 8,430,558 – –
Private Equity Funds
Secondary 24,506,441 – – 24,506,441
Short-Term Investments 31,795,997 – 31,795,997 –
Subtotal Investments in Securities $3,032,169,628 $1,586,935,006 $1,420,728,181 $24,506,441
Other Investments  * Total
Affiliated Short-Term Investments 502,841,437
U.S. Affiliated Registered Investment Cos. 217,747,931
Collateral Held for Securities Loaned 7,346,423
Subtotal Other Investments $727,935,791
Total Investments at Value $3,760,105,419
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Moderately Conservative Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 11,505,222 10,329,248 1,175,974 –
Total Asset Derivatives $11,505,222 $10,329,248 $1,175,974 $–
Liability Derivatives
Futures Contracts 20,483,179 20,483,179 – –
Total Return Swaps 420,270 – 420,270 –
Total Liability Derivatives $20,903,449 $20,483,179 $420,270 $–

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of December 31, 2024. Investments and/or cash totaling $30,443,521 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 94 March 2025 $ 10,324,078 ( $ 101,578)
CBOT 2-Yr. U.S. Treasury Note 1,026 March 2025 210,821,639 133,585
CBOT 5-Yr. U.S. Treasury Note 330 March 2025 35,233,140 (152,592)
CBOT U.S. Long Bond 246 March 2025 28,653,905 (648,343)
CME E-mini Russell 2000 Index 3 March 2025 356,712 (19,242)
CME E-mini S&P 500 Index 1,691 March 2025 517,761,368 (15,893,705)
CME Ultra Long Term U.S. Treasury Bond 51 March 2025 6,260,717 (196,498)
ICE mini MSCI EAFE Index 863 March 2025 101,122,891 (3,280,266)
ICE US mini MSCI Emerging Markets Index 55 March 2025 3,067,688 (114,738)
Ultra 10-Yr. U.S. Treasury Note 48 March 2025 5,419,217 (76,217)
Total Futures Long Contracts $ 919,021,355 ( $ 20,349,594)
CBOT 10-Yr. U.S. Treasury Note (18) March 2025 ( $ 1,976,856) $ 19,356
CME E-mini Russell 2000 Index (434) March 2025 (51,899,310) 3,078,649
CME E-mini S&P Mid-Cap 400 Index (350) March 2025 (116,375,367) 6,240,867
CME Euro Foreign Exchange Currency (367) March 2025 (48,514,035) 856,791
Eurex Euro STOXX 50 Index (924) March 2025 (47,883,729) 1,175,974
Total Futures Short Contracts ( $ 266,649,297) $11,371,637
Total Futures Contracts $ 652,372,058 ($8,977,957)
The following table presents Moderately Conservative Allocation Portfolio's total return swap contracts held as of December 31, 2024.
Investments totaling $628,122 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 5,700,927 ( $ 420,270) $ – ( $ 420,270)
Total Return Swaps ( $ 420,270) $ – ($420,270)
# Payment made on Termination Date

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for Moderately
Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant
Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 856,791
Total Foreign Exchange Contracts 856,791
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 10,495,490
Total Equity Contracts 10,495,490
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 152,941
Total Interest Rate Contracts 152,941
Total Asset Derivatives $11,505,222
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 19,307,951
Total Return Swaps Net Assets - Distributable earnings/(accumulated loss) 420,270
Total Equity Contracts 19,728,221
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,175,228
Total Interest Rate Contracts 1,175,228
Total Liability Derivatives $20,903,449
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 53,429,486
Total Equity Contracts
53,429,486
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 1,904,706
Total Foreign Exchange Contracts 1,904,706
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 71,933
Total Interest Rate Contracts
71,933
Total $55,406,125

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,975,942
Total Foreign Exchange Contracts 1,975,942
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (15,110,107)
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (420,270)
Total Equity Contracts (15,530,377)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (8,990,195)
Total Interest Rate Contracts (8,990,195)
Total ($22,544,630)
The following table presents Moderately Conservative Allocation Portfolio's average volume of derivative activity during the period ended
December 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $510,696,497
Futures - Short (270,208,703)
Total Return Swaps - Short (229,254)
Interest Rate Contracts
Futures - Long 238,152,672
Futures - Short (1,609,273)
Foreign Exchange Contracts
Futures - Short (48,790,150)

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $140,309 $7,813 $36,534 $114,164 14,025 3.1%
Core Emerging Markets Equity 36,993 982 10,000 30,782 3,317 0.8
Core International Equity 33,935 1,043 5,000 30,532 2,987 0.8
Core Low Volatility Equity 23,442 171 21,600 2,205 198 0.1
Core Mid Cap Value 42,522 2,236 22,000 24,667 2,301 0.7
Core Small Cap Value 35,934 1,794 26,000 15,398 1,438 0.4
Global Stock 58,754 2,115 49,000 16,609 1,104 0.4
High Yield 97,012 5,894 17,019 86,239 20,617 2.3
Income 291,884 11,947 53,919 246,464 28,181 6.6
International Allocation 81,309 2,630 – 84,790 8,845 2.3
International Index 22,311 619 – 23,054 1,723 0.6
Large Cap Value 294,402 13,688 42,000 292,526 12,306 7.9
Limited Maturity Bond 164,920 5,991 31,632 141,768 14,513 3.8
Mid Cap Stock 101,811 1,731 12,000 100,216 4,698 2.7
Small Cap Stock 79,077 534 14,000 74,120 3,769 2.0
Total U.S. Affiliated Registered Investment
Companies 1,504,615 1,283,534 34.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% 469,090 1,441,782 1,408,031 502,841 50,284 13.5
Total Affiliated Short-Term Investments 469,090 502,841 13.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 14,564 152,986 160,204 7,346 7,346 0.2
Total Collateral Held for Securities Loaned 14,564 7,346 0.2
Total Value $1,988,269 $1,793,721
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($8,455) $11,031 $ – $7,812
Core Emerging Markets Equity (1,087) 3,894 – 982
Core International Equity 180 374 – 1,043
Core Low Volatility Equity 644 (452) 82 89
Core Mid Cap Value Fund 3,884 (1,975) 1,758 477
Core Small Cap Value Fund 3,895 (225) 1,537 256
Global Stock 9,506 (4,766) 1,256 860
High Yield (2,395) 2,747 – 5,893
Income (7,380) 3,932 – 11,944
International Allocation – 851 – 2,631
International Index – 124 – 619
Large Cap Value 5,413 21,023 8,629 5,060
Limited Maturity Bond (354) 2,843 – 5,990
Mid Cap Stock 1,640 7,034 1,152 578
Small Cap Stock 8 8,501 – 534
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% – – – 23,245
Total Income/Non Cash Income from Affiliated
Investments $68,013
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 67
Total Affiliated Income from Securities Loaned, Net $67
Total Value $5,499 $54,936 $ 14,414

Money Market Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company 18.2% Value
Goldman Sachs Financial Square
Funds - Government Fund
$ 63,505,000 4.424%  $ 63,505,000
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio
17,745,000 4.432%  17,745,000
Total 81,250,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes) 50.6%
a
Value
Federal Agricultural Mortgage
Corporation
2,820,000
4.570% (SOFRRATE +
0.200%), 7/21/2025
b
2,820,000
700,000
4.550% (FEDL 1M + 0.220%),
10/1/2025
b
700,606
3,350,000
4.435% (SOFRRATE +
0.065%), 11/25/2025
b
3,350,000
Federal Farm Credit Bank
1,315,000
4.490% (SOFRRATE +
0.120%), 1/21/2025
b
1,315,000
1,800,000
4.430% (FEDL 1M + 0.100%),
1/24/2025
b
1,799,924
1,500,000
4.480% (FEDL 1M + 0.150%),
2/3/2025
b
1,500,000
1,520,000
4.410% (SOFRRATE +
0.040%), 2/7/2025
b
1,520,000
1,000,000
4.460% (SOFRRATE +
0.090%), 3/7/2025
b
1,000,117
2,400,000
4.495% (SOFRRATE +
0.125%), 3/7/2025
b
2,400,433
750,000
4.410% (SOFRRATE +
0.040%), 4/9/2025
b
750,000
1,300,000
4.390% (SOFRRATE +
0.020%), 5/2/2025
b
1,300,000
1,500,000
4.385% (SOFRRATE +
0.015%), 5/20/2025
b
1,500,000
3,500,000
4.380% (SOFRRATE +
0.010%), 6/26/2025
b
3,500,000
900,000
4.485% (FEDL 1M + 0.155%),
6/27/2025
b
900,246
2,750,000
4.436% (USBMMY 3M +
0.160%), 6/30/2025
b
2,749,698
1,400,000
4.410% (SOFRRATE +
0.040%), 7/29/2025
b
1,400,000
2,000,000
4.430% (SOFRRATE +
0.060%), 8/26/2025
b
2,000,000
700,000
4.460% (SOFRRATE +
0.090%), 8/26/2025
b
700,184
2,000,000
4.435% (SOFRRATE +
0.065%), 8/28/2025
b
2,000,000
4,700,000
4.435% (SOFRRATE +
0.065%), 9/5/2025
b
4,700,000
5,050,000
4.525% (SOFRRATE +
0.155%), 9/15/2025
b
5,052,795
1,600,000
4.500% (SOFRRATE +
0.130%), 10/3/2025
b
1,600,000
1,550,000
4.465% (FEDL 1M + 0.135%),
11/10/2025
b
1,549,859
1,300,000
4.440% (SOFRRATE +
0.070%), 11/17/2025
b
1,300,000
1,330,000
4.450% (SOFRRATE +
0.080%), 11/21/2025
b
1,330,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  50.6%
a
Value
$ 1,400,000
4.425% (SOFRRATE +
0.055%), 11/25/2025
b
$ 1,400,000
1,500,000
4.495% (SOFRRATE +
0.125%), 11/28/2025
b
1,500,000
3,450,000
4.425% (SOFRRATE +
0.055%), 12/2/2025
b
3,450,000
6,300,000
4.440% (SOFRRATE +
0.070%), 12/9/2025
b
6,300,000
3,000,000
4.450% (SOFRRATE +
0.080%), 12/12/2025
b
3,000,311
3,375,000
4.425% (SOFRRATE +
0.055%), 12/30/2025
b
3,375,000
1,500,000
4.450% (FEDL 1M + 0.120%),
1/8/2026
b
1,500,000
2,100,000
4.515% (SOFRRATE +
0.145%), 1/12/2026
b
2,101,637
1,450,000
4.490% (SOFRRATE +
0.120%), 1/27/2026
b
1,450,000
700,000
4.460% (SOFRRATE +
0.090%), 1/28/2026
b
700,000
2,130,000
4.450% (SOFRRATE +
0.080%), 2/10/2026
b
2,130,000
4,200,000
4.450% (SOFRRATE +
0.080%), 2/17/2026
b
4,200,000
3,300,000
4.480% (FEDL 1M + 0.150%),
4/24/2026
b
3,300,000
3,500,000
4.415% (FEDL 1M + 0.085%),
5/7/2026
b
3,500,000
1,430,000
4.465% (SOFRRATE +
0.095%), 6/3/2026
b
1,430,000
1,400,000
4.490% (SOFRRATE +
0.120%), 7/10/2026
b
1,400,000
650,000
4.505% (SOFRRATE +
0.135%), 10/21/2026
b
650,000
1,400,000
4.510% (SOFRRATE +
0.140%), 12/2/2026
b
1,400,000
Federal Home Loan Bank
3,375,000
4.385% (SOFRRATE +
0.015%), 1/9/2025
b
3,375,000
4,700,000
4.495% (SOFRRATE +
0.125%), 1/24/2025
b
4,700,000
5,000,000
4.370% (SOFRRATE FLAT),
2/4/2025
b
5,000,000
3,040,000
4.420% (SOFRRATE +
0.050%), 2/5/2025
b
3,040,000
1,300,000
4.385% (SOFRRATE +
0.015%), 2/20/2025
b
1,300,000
1,350,000
4.380% (SOFRRATE +
0.010%), 3/3/2025
b
1,350,000
4,300,000
4.380% (SOFRRATE +
0.010%), 3/3/2025
b
4,300,000
1,350,000
4.395% (SOFRRATE +
0.025%), 3/11/2025
b
1,350,000
4,350,000
4.410% (SOFRRATE +
0.040%), 3/14/2025
b
4,350,000
3,325,000
4.395% (SOFRRATE +
0.025%), 3/20/2025
b
3,325,000
6,700,000
4.400% (SOFRRATE +
0.030%), 3/21/2025
b
6,700,000
3,750,000
4.400% (SOFRRATE +
0.030%), 3/26/2025
b
3,750,000
6,800,000
4.480% (SOFRRATE +
0.020%), 4/1/2025
b
6,800,000
1,350,000
4.390% (SOFRRATE +
0.020%), 4/10/2025
b
1,350,000

Money Market Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  50.6%
a
Value
$ 6,750,000
4.400% (SOFRRATE +
0.030%), 4/10/2025
b
$ 6,750,000
1,200,000
4.400% (SOFRRATE +
0.030%), 4/23/2025
b
1,200,000
1,380,000
4.385% (SOFRRATE +
0.015%), 4/29/2025
b
1,380,000
1,350,000
4.385% (SOFRRATE +
0.015%), 5/8/2025
b
1,350,000
1,400,000
4.390% (SOFRRATE +
0.020%), 6/2/2025
b
1,400,000
1,350,000
4.400% (SOFRRATE +
0.030%), 6/10/2025
b
1,350,000
1,600,000
4.485% (SOFRRATE +
0.115%), 6/16/2025
b
1,600,000
3,350,000
4.410% (SOFRRATE +
0.040%), 6/18/2025
b
3,350,000
3,600,000
4.395% (SOFRRATE +
0.025%), 6/23/2025
b
3,600,000
1,400,000
4.375% (SOFRRATE +
0.005%), 6/27/2025
b
1,400,000
1,900,000
4.530% (SOFRRATE +
0.160%), 7/14/2025
b
1,900,000
1,500,000
4.395% (SOFRRATE +
0.025%), 7/18/2025
b
1,500,000
1,350,000
4.405% (SOFRRATE +
0.035%), 8/7/2025
b
1,350,000
3,000,000
4.430% (SOFRRATE +
0.060%), 8/19/2025
b
3,000,000
600,000
4.420% (SOFRRATE +
0.050%), 8/21/2025
b
600,000
4,100,000
4.385% (SOFRRATE +
0.015%), 8/27/2025
b
4,100,000
2,000,000
4.435% (SOFRRATE +
0.065%), 9/16/2025
b
2,000,000
1,500,000
4.465% (SOFRRATE +
0.095%), 9/19/2025
b
1,500,490
2,650,000
4.455% (SOFRRATE +
0.085%), 11/21/2025
b
2,650,000
675,000
4.470% (SOFRRATE +
0.100%), 2/13/2026
b
675,000
2,100,000
4.500% (SOFRRATE +
0.130%), 2/20/2026
b
2,100,806
2,100,000
4.470% (SOFRRATE +
0.100%), 4/6/2026
b
2,100,000
1,200,000
4.480% (SOFRRATE +
0.110%), 4/10/2026
b
1,200,000
1,400,000
4.480% (SOFRRATE +
0.110%), 4/15/2026
b
1,400,000
1,000,000
4.485% (SOFRRATE +
0.115%), 7/16/2026
b
1,000,000
1,350,000
4.560% (SOFRRATE +
0.190%), 10/29/2026
b
1,350,000
2,415,000
4.545% (SOFRRATE +
0.175%), 12/16/2026
b
2,415,000
Federal Home Loan Mortgage
Corporation
650,000 4.200% , 8/28/2025 648,885
800,000
4.480% (SOFRRATE +
0.110%), 3/5/2026
b
800,000
U.S. International Development
Finance Corporation
2,692,500
4.500% (T-BILL 3M FLAT),
1/7/2025
b
2,692,500
486,667
4.500% (T-BILL 3M FLAT),
1/7/2025
b
486,667
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  50.6%
a
Value
$ 1,070,955
4.500% (T-BILL 3M FLAT),
1/7/2025
b
$ 1,070,955
2,205,157
4.500% (T-BILL 3M FLAT),
1/7/2025
b
2,205,157
424,615
4.600% (T-BILL 3M FLAT),
1/7/2025
b
424,615
323,077
4.600% (T-BILL 3M FLAT),
1/7/2025
b
323,077
1,534,616
4.600% (T-BILL 3M FLAT),
1/7/2025
b
1,534,616
666,700
4.600% (T-BILL 3M FLAT),
1/7/2025
b
666,700
1,254,500
4.600% (T-BILL 3M FLAT),
1/7/2025
b
1,254,500
250,000
4.600% (T-BILL 3M FLAT),
1/7/2025
b
250,000
656,250
4.600% (T-BILL 3M FLAT),
1/7/2025
b
656,250
570,500
4.600% (T-BILL 3M FLAT),
1/7/2025
b
570,500
315,789
4.600% (T-BILL 3M FLAT),
1/7/2025
b
315,789
1,365,000
4.600% (T-BILL 3M FLAT),
1/7/2025
b
1,365,000
1,300,000
4.600% (T-BILL 3M FLAT),
1/7/2025
b
1,300,000
1,755,000
4.600% (T-BILL 3M FLAT),
1/7/2025
b
1,755,000
1,129,245
4.700% (T-BILL 3M FLAT),
1/7/2025
b
1,129,245
752,831
4.700% (T-BILL 3M FLAT),
1/7/2025
b
752,831
2,749,038
4.700% (T-BILL 3M FLAT),
1/7/2025
b
2,749,038
1,425,000 5.240% , 7/1/2025 1,457,697
3,250,000 5.000% , 8/16/2025 3,310,313
1,500,000 4.260% , 9/30/2025 1,515,834
Total 225,672,275
Principal
Amount
U.S. Government Agency Debt
(if categorized as no-coupon
discount notes) 4.8%
a
Value
Federal Home Loan Bank
1,350,000 4.575% , 1/3/2025 1,349,657
2,800,000 4.540% , 1/7/2025 2,797,881
5,675,000 4.331% , 1/15/2025 5,665,442
1,350,000 4.435% , 1/22/2025 1,346,507
2,450,000 4.352% , 1/31/2025 2,441,115
400,000 4.400% , 2/14/2025 397,849
1,254,000 4.390% , 2/21/2025 1,246,201
2,025,000 4.305% , 3/12/2025 2,008,049
1,260,000 4.250% , 3/19/2025 1,248,546
Federal Home Loan Mortgage
Corporation
2,700,000 4.420% , 1/8/2025 2,697,680
Total 21,198,927
Principal
Amount U.S. Treasury Debt 18.3%
a
Value
U.S. Treasury Bills
595,000 4.512% , 1/2/2025 594,925
4,045,000 4.429% , 1/7/2025 4,042,014
8,915,000 4.376% , 1/9/2025 8,906,330
10,875,000 4.359% , 1/14/2025 10,857,883

Money Market Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount U.S. Treasury Debt  18.3%
a
Value
$ 6,750,000 4.394% , 1/16/2025 $ 6,737,642
12,150,000 4.215% , 1/21/2025 12,121,552
12,715,000 4.325% , 1/28/2025 12,673,754
3,650,000 4.225% , 1/30/2025 3,637,577
8,900,000 4.265% , 2/6/2025 8,862,045
3,500,000 4.271% , 2/25/2025 3,477,165
2,700,000 4.237% , 3/20/2025 2,675,214
U.S. Treasury Notes
3,210,000
4.476% (USBMMY 3M +
0.200%), 1/31/2025
b
3,209,040
4,100,000
4.446% (USBMMY 3M +
0.170%), 10/31/2025
b
4,097,453
U.S. Treasury STRIPS Zero Coupon
286,000 0.000% , 9/15/2025 277,482
Total 82,170,076
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash 7.9%
a
Value
RBC Dominion Securities
35,000,000 4.350% , 1/2/2025
c
35,000,000
Total 35,000,000
Total Investments (at amortized
cost) 99.8% $445,291,278
Other Assets and Liabilities,
Net 0.2% 964,739
Total Net Assets 100.0% $446,256,017
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as of
December 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Repurchase agreement dated December 31, 2024,
$35,008,458 maturing January 2, 2025, collateralized by
$35,709,038 U.S. Government or related agency securities,
0.13%-4.63%, due March 31, 2025 - February 15, 2054.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $ 445,291,278
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Money Market Portfolio's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 81,250,000 81,250,000 – –
U.S. Government Agency Debt (if
categorized as coupon-paying
notes) 225,672,275 – 225,672,275 –
U.S. Government Agency Debt (if
categorized as no-coupon
discount notes) 21,198,927 – 21,198,927 –
U.S. Treasury Debt 82,170,076 – 82,170,076 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 35,000,000 – 35,000,000 –
Total Investments at Amortized Cost $445,291,278 $81,250,000 $364,041,278 $–

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 83.8% Value
Asset-Backed Securities  14.0%
Affirm Asset Securitization Trust
$ 200,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
$ 201,459
AGL CLO 13, Ltd.
475,000
6.529%,  (TSFR3M +
1.912%), 10/20/2034, Ser.
2021-13A, Class B
a,b
475,223
Anchorage Capital CLO 16, Ltd.
700,000
7.279%,  (TSFR3M +
2.662%), 1/19/2035, Ser.
2020-16A, Class CR
a,b
702,684
Anchorage Capital CLO 20, Ltd.
500,000
7.570%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
500,000
Anchorage Capital CLO 21, Ltd.
400,000
7.279%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,b
401,548
Balboa Bay Loan Funding, Ltd.
450,000
6.331%,  (TSFR3M +
1.750%), 10/20/2035, Ser.
2020-1A, Class BRR
a,b
450,030
Ballyrock CLO, Ltd.
400,000
6.429%,  (TSFR3M +
1.812%), 10/20/2031, Ser.
2020-2A, Class A2R
a,b
400,767
Business Jet Securities, LLC
271,383
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
263,193
318,060
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
323,456
243,080
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
240,084
Capital Automotive REIT
396,000
4.400%,  10/15/2054, Ser.
2024-3A, Class A1
a
377,345
CarVal CLO I, Ltd.
225,000
6.497%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
225,594
CarVal CLO IV, Ltd.
400,000
6.629%,  (TSFR3M +
2.012%), 7/20/2034, Ser.
2021-1A, Class B
a,b
400,199
CarVal CLO, Ltd.
300,000
8.317%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
301,043
College Avenue Student Loans,
LLC
53,721
6.103%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
54,189
Dryden 36 Senior Loan Fund
275,000
6.968%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,b
275,314
Education Funding Trust
176,998
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
162,974
Principal
Amount Long-Term Fixed Income  83.8% Value
Asset-Backed Securities  14.0% - continued
Elmwood CLO 28, Ltd.
$ 300,000
7.236%,  (TSFR3M +
1.900%), 4/17/2037, Ser.
2024-4A, Class B
a,b
$ 301,199
FirstKey Homes Trust
700,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
679,784
FRTKL Trust
200,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
188,000
GMAC Mortgage Corporation
Loan Trust
18,806
4.953%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
9,644
GSAA Home Equity Trust
76,740
4.302%,  8/25/2034, Ser.
2004-10, Class M2
b
69,639
Hertz Vehicle Financing III, LLC
650,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
652,756
Home Equity Asset Trust
324,908
5.773%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
b
309,434
Hotwire Funding, LLC
300,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
303,017
HTAP
192,805
7.000%,  4/25/2037, Ser.
2024-1, Class A
a
191,379
HTAP Issuer Trust
435,785
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
429,548
Huntington Bank Auto Credit-
Linked Notes
326,888
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
327,145
KKR Static CLO I, Ltd.
500,000
5.738%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b,d
500,000
Long Beach Mortgage Loan Trust
303,964
5.953%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
b
312,590
Madison Park Funding LVIII, Ltd.
250,000
6.576%,  (TSFR3M +
1.950%), 4/25/2037, Ser.
2024-58A, Class B
a,b
251,682
Madison Park Funding XVIII, Ltd.
550,000
6.779%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
550,693
MetroNet Infrastructure Issuer, LLC
200,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
204,016
MFA Trust
390,434
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
391,148

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Asset-Backed Securities  14.0% - continued
Neuberger Berman CLO, Ltd.
$ 425,000
7.918%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
$ 425,711
OZLM XVII, Ltd.
400,000
6.617%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
400,850
Pagaya AI Debt Grantor Trust
248,350
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
249,049
450,000
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
450,262
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
180,689
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
182,502
Pagaya AI Debt Trust
20,589
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
20,619
Palmer Square Loan Funding, Ltd.
500,000
7.661%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
502,466
250,000
6.150%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,005
PPM CLO 3, Ltd.
400,000
6.459%,  (TSFR3M +
1.812%), 4/17/2034, Ser.
2019-3A, Class BR
a,b
400,077
Pretium Mortgage Credit Partners,
LLC
225,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,e
216,332
162,944
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,e
163,623
250,528
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,e
251,372
281,775
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,e
284,721
254,687
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,e
250,145
243,803
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,e
244,858
242,472
5.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,e
242,456
Progress Residential Trust
350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
336,948
PRPM, LLC
360,585
6.474%,  7/25/2026, Ser.
2021-6, Class A2
a,e
354,882
RCKT Mortgage Trust
278,291
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,e
280,423
RCO VII Mortgage, LLC
142,309
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,e
142,695
Renaissance Home Equity Loan
Trust
216,611
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
e
78,557
Principal
Amount Long-Term Fixed Income  83.8% Value
Asset-Backed Securities  14.0% - continued
RR 8, Ltd.
$ 400,000
6.356%,  (TSFR3M +
1.700%), 7/15/2037, Ser.
2020-8A, Class A2R
a,b
$ 401,923
Saxon Asset Securities Trust
120,405
2.546%,  8/25/2035, Ser.
2004-2, Class MF2
b
103,576
Sculptor CLO, Ltd.
425,000
7.279%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,b
425,681
Shackleton CLO, Ltd.
250,000
7.079%,  (TSFR3M +
2.462%), 10/20/2034, Ser.
2021-16A, Class C
a,b
250,560
Signal Peak CLO 1, Ltd.
350,000
6.295%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
350,000
375,000
7.845%,  (TSFR3M +
3.500%), 4/17/2034, Ser.
2014-1A, Class DR4
a,b
375,000
Silver Point CLO 2, Ltd.
200,000
7.317%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,b
200,752
Stanwich Mortgage Loan
Company, LLC
27,647
6.235%,  10/16/2026, Ser.
2021-NPB1, Class A1
a
27,707
Symphony CLO XX, Ltd.
250,000
7.647%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
250,567
TCW CLO, Ltd.
700,000
6.330%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
699,588
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
250,200
Unlock HEA Trust
267,586
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
266,101
323,631
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
321,474
497,791
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
486,669
VERDE CLO, Ltd.
400,000
7.856%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
405,909
Vericrest Opportunity Loan
Transferee
367,270
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,e
365,865
420,250
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,e
418,719
468,429
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,e
461,667
208,402
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,e
205,473

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Asset-Backed Securities  14.0% - continued
$ 336,955
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,e
$ 330,118
251,133
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,e
238,989
Voya CLO, Ltd.
350,000
6.609%,  (TSFR3M +
1.962%), 7/16/2034, Ser.
2020-1A, Class BR
a,b
350,843
400,000
6.479%,  (TSFR3M +
1.862%), 10/20/2034, Ser.
2021-2A, Class B
a,b
400,610
Whitebox CLO I, Ltd.
200,000
6.635%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
200,357
Whitebox CLO IV, Ltd.
450,000
7.217%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,b
452,630
Wind River CLO, Ltd.
200,000
6.879%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
200,195
500,000
6.467%,  (TSFR3M +
1.850%), 7/20/2035, Ser.
2022-1A, Class B1R
a,b
501,519
Total 26,098,021
Basic Materials  1.7%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
71,000 8.625%,  6/15/2029
a
74,602
ATI, Inc.
119,000 7.250%,  8/15/2030 122,368
Cascades, Inc./Cascades USA,
Inc.
121,000 5.125%,  1/15/2026
a
119,779
Chemours Company
115,000 5.750%,  11/15/2028
a
106,828
Cleveland-Cliffs, Inc.
55,000 5.875%,  6/1/2027 54,688
150,000 4.625%,  3/1/2029
a
139,280
49,000 4.875%,  3/1/2031
a
43,740
33,000 7.375%,  5/1/2033
a
32,413
49,000 6.250%,  10/1/2040 42,272
Consolidated Energy Finance SA
146,000 5.625%,  10/15/2028
a
119,076
Ecolab, Inc.
58,000 2.125%,  2/1/2032 48,213
First Quantum Minerals, Ltd.
64,000 6.875%,  10/15/2027
a
63,696
FMC Corporation
44,000 5.150%,  5/18/2026 44,047
FMG Resources August 2006, Pty.
Ltd.
49,000 5.875%,  4/15/2030
a
48,157
Glencore Funding, LLC
36,000 5.893%,  4/4/2054
a
34,925
63,000 4.000%,  3/27/2027
a
61,772
Hecla Mining Company
65,000 7.250%,  2/15/2028 65,408
Principal
Amount Long-Term Fixed Income  83.8% Value
Basic Materials  1.7% - continued
Hudbay Minerals, Inc.
$ 83,000 4.500%,  4/1/2026
a
$ 81,814
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
60,000 9.000%,  7/1/2028
a
60,752
INEOS Finance plc
147,000 7.500%,  4/15/2029
a
150,472
International Flavors & Fragrances,
Inc.
75,000 1.230%,  10/1/2025
a
72,907
Magnera Corporation
75,000 7.250%,  11/15/2031
a
73,219
Mercer International, Inc.
63,000 5.125%,  2/1/2029 54,457
Methanex Corporation
76,000 5.125%,  10/15/2027 74,381
51,000 5.250%,  12/15/2029
f
49,147
Methanex US Operations, Inc.
43,000 6.250%,  3/15/2032
a
42,542
Mineral Resources, Ltd.
83,000 9.250%,  10/1/2028
a
87,081
Mosaic Company
56,000 5.375%,  11/15/2028
f
56,614
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034 49,747
Novelis Corporation
21,000 3.250%,  11/15/2026
a
20,003
38,000 4.750%,  1/30/2030
a
35,075
65,000 3.875%,  8/15/2031
a
55,965
Nutrien, Ltd.
84,000 4.000%,  12/15/2026 82,836
Peabody Energy Corporation,
Convertible
54,000 3.250%,  3/1/2028
f
68,094
SCIL IV, LLC/SCIL USA Holdings,
LLC
110,000 5.375%,  11/1/2026
a
107,735
Sherwin-Williams Company
74,000 4.800%,  9/1/2031 73,026
Smurfit Kappa Treasury, ULC
56,000 5.777%,  4/3/2054
a
55,465
SNF Group SACA
174,000 3.375%,  3/15/2030
a
152,488
SunCoke Energy, Inc.
201,000 4.875%,  6/30/2029
a
183,241
Taseko Mines, Ltd.
104,000 8.250%,  5/1/2030
a
106,157
Tronox, Inc.
55,000 4.625%,  3/15/2029
a
49,365
Westlake Corporation
42,000 3.600%,  8/15/2026 41,142
Total 3,104,989
Capital Goods  3.2%
Advanced Drainage Systems, Inc.
99,000 6.375%,  6/15/2030
a
99,009
AECOM
54,000 5.125%,  3/15/2027 53,482

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Capital Goods  3.2% - continued
Amsted Industries, Inc.
$ 26,000 5.625%,  7/1/2027
a
$ 25,750
10,000 4.625%,  5/15/2030
a
9,406
Array Technologies, Inc.,
Convertible
68,000 1.000%,  12/1/2028
f
49,470
Boeing Company
36,000 6.858%,  5/1/2054 38,262
104,000 5.930%,  5/1/2060 96,232
163,000 2.196%,  2/4/2026 158,076
63,000 3.250%,  3/1/2028 59,196
76,000 5.150%,  5/1/2030 74,935
17,000 6.528%,  5/1/2034 17,809
Bombardier, Inc.
27,000 7.875%,  4/15/2027
a
27,041
112,000 6.000%,  2/15/2028
a
111,546
69,000 7.250%,  7/1/2031
a
71,158
139,000 7.000%,  6/1/2032
a,f
141,399
Builders FirstSource, Inc.
100,000 5.000%,  3/1/2030
a
95,062
Camelot Return Merger Sub, Inc.
73,000 8.750%,  8/1/2028
a
69,952
Canpack SA/Canpack US, LLC
153,000 3.875%,  11/15/2029
a
137,779
Carrier Global Corporation
85,000 2.722%,  2/15/2030 76,036
Chart Industries, Inc.
131,000 7.500%,  1/1/2030
a
136,198
Clean Harbors, Inc.
25,000 6.375%,  2/1/2031
a
25,169
Clydesdale Acquisition Holdings,
Inc.
29,000 6.625%,  4/15/2029
a
29,192
Crown Cork & Seal Company, Inc.
27,000 7.375%,  12/15/2026 27,701
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
108,000 6.625%,  12/15/2030
a
108,144
ESAB Corporation
41,000 6.250%,  4/15/2029
a
41,510
Fluor Corporation, Convertible
63,000 1.125%,  8/15/2029
f
79,160
GFL Environmental, Inc.
101,000 4.000%,  8/1/2028
a
95,636
145,000 3.500%,  9/1/2028
a
136,658
Greenbrier Companies, Inc.,
Convertible
38,000 2.875%,  4/15/2028 45,999
H&E Equipment Services, Inc.
161,000 3.875%,  12/15/2028
a
147,144
Herc Holdings, Inc.
80,000 6.625%,  6/15/2029
a
81,014
Honeywell International, Inc.
69,000 5.250%,  3/1/2054 64,617
Howmet Aerospace, Inc.
59,000 6.750%,  1/15/2028 61,683
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 59,783
Ingersoll Rand, Inc.
52,000 5.176%,  6/15/2029 52,514
19,000 5.700%,  8/14/2033 19,442
Principal
Amount Long-Term Fixed Income  83.8% Value
Capital Goods  3.2% - continued
John Bean Technologies
Corporation, Convertible
$ 45,000 0.250%,  5/15/2026 $ 44,685
John Deere Capital Corporation
37,000 4.700%,  6/10/2030 36,906
111,000 4.400%,  9/8/2031 107,700
42,000 3.900%,  6/7/2032 39,032
16,000 5.150%,  9/8/2033 16,052
L3Harris Technologies, Inc.
31,000 5.400%,  1/15/2027 31,381
Lockheed Martin Corporation
42,000 5.200%,  2/15/2064 38,955
Martin Marietta Materials, Inc.
34,000 5.150%,  12/1/2034 33,385
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
31,000 6.750%,  4/1/2032
a
31,145
MIWD Holdco II, LLC
31,000 5.500%,  2/1/2030
a
29,282
Mueller Water Products, Inc.
109,000 4.000%,  6/15/2029
a
100,703
Nesco Holdings II, Inc.
122,000 5.500%,  4/15/2029
a
113,204
New Enterprise Stone and Lime
Company, Inc.
153,000 5.250%,  7/15/2028
a
147,803
Northrop Grumman Corporation
65,000 5.200%,  6/1/2054 60,465
21,000 4.700%,  3/15/2033 20,356
OI European Group BV
104,000 4.750%,  2/15/2030
a
92,585
Otis Worldwide Corporation
71,000 2.056%,  4/5/2025 70,452
Owens-Brockway Glass Container,
Inc.
98,000 6.625%,  5/13/2027
a
97,579
Pactiv Evergreen Group
48,000 4.375%,  10/15/2028
a
47,962
Parker-Hannifin Corporation
35,000 4.250%,  9/15/2027 34,631
Patrick Industries, Inc., Convertible
27,000 1.750%,  12/1/2028 36,717
Republic Services, Inc.
16,000 3.950%,  5/15/2028 15,578
38,000 5.000%,  12/15/2033 37,381
Resideo Funding, Inc.
103,000 6.500%,  7/15/2032
a
103,128
Reworld Holding Corporation
47,000 4.875%,  12/1/2029
a
43,467
Roller Bearing Company of
America, Inc.
109,000 4.375%,  10/15/2029
a
101,847
RTX Corporation
44,000 5.750%,  1/15/2029 45,422
200,000 4.500%,  6/1/2042 172,619
Sealed Air Corporation/Sealed Air
Corporation (US)
79,000 6.125%,  2/1/2028
a
79,263
Smyrna Ready Mix Concrete, LLC
155,000 8.875%,  11/15/2031
a
162,511

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Capital Goods  3.2% - continued
Spirit AeroSystems, Inc.
$ 44,000 3.850%,  6/15/2026 $ 42,941
25,000 9.750%,  11/15/2030
a
27,665
SRM Escrow Issuer, LLC
45,000 6.000%,  11/1/2028
a
43,891
Standard Industries, Inc./NY
49,000 4.750%,  1/15/2028
a
46,893
49,000 3.375%,  1/15/2031
a
42,013
Textron, Inc.
63,000 3.650%,  3/15/2027 61,390
Trane Technologies Financing, Ltd.
40,000 5.100%,  6/13/2034 39,549
TransDigm, Inc.
187,000 7.125%,  12/1/2031
a
191,481
146,000 6.625%,  3/1/2032
a
147,318
120,000 6.000%,  1/15/2033
a
117,607
Trivium Packaging Finance
75,000 5.500%,  8/15/2026
a
73,926
United Rentals North America, Inc.
7,000 5.500%,  5/15/2027 6,958
219,000 4.875%,  1/15/2028 213,137
120,000 4.000%,  7/15/2030 109,239
Veralto Corporation
35,000 5.350%,  9/18/2028 35,447
Waste Connections, Inc.
23,000 3.200%,  6/1/2032 20,130
WESCO Distribution, Inc.
105,000 7.250%,  6/15/2028
a
106,765
52,000 6.375%,  3/15/2029
a
52,695
36,000 6.625%,  3/15/2032
a
36,589
Total 6,030,994
Collateralized Mortgage Obligations  9.8%
A&D Mortgage Trust
176,746
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,e
178,352
243,026
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,e
244,913
487,848
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
484,158
ACRA Trust
397,623
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,e
396,276
Arroyo Mortgage Trust
500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
a,e
448,304
Banc of America Alternative Loan
Trust
81,399
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 70,838
Banc of America Mortgage
Securities Trust
67,998
6.404%,  9/25/2035, Ser.
2005-H, Class 3A1
b
63,737
Bear Stearns Adjustable Rate
Mortgage Trust
78,785
6.569%,  1/25/2034, Ser.
2003-8, Class 5A
b
67,961
19,067
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
17,886
Principal
Amount Long-Term Fixed Income  83.8% Value
Collateralized Mortgage Obligations  9.8% -
continued
CAFL Issuer, LLC
$ 148,120
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,e
$ 146,889
ChaseFlex Trust
146,940
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 102,500
CHL Mortgage Pass-Through Trust
21,323
6.744%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
20,576
68,227
6.000%,  4/25/2037, Ser.
2007-3, Class A18 32,405
CHNGE Mortgage Trust
206,136
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
194,443
178,683
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
176,030
185,292
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,e
186,628
446,077
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,e
444,648
248,496
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,e
247,473
Citigroup Mortgage Loan Trust,
Inc.
154,027
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 148,389
253,272
5.251%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
223,907
Countrywide Alternative Loan Trust
69,110
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 55,881
103,145
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 81,929
43,175
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 29,982
26,989
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 21,213
Countrywide Home Loan
Mortgage Pass Through Trust
69,007
5.190%,  11/25/2035, Ser.
2005-22, Class 2A1
b
56,447
CSMC Trust
192,592
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
192,610
198,176
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
166,489
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
92,833
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 82,232
Federal Home Loan Mortgage
Corporation
288,719
3.500%,  8/15/2035, Ser.
345, Class C8
g
28,052
Federal Home Loan Mortgage
Corporation - REMIC
100,265
4.000%,  1/25/2051, Ser.
5249, Class LA 96,979
280,896
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 221,448
300,000
5.000%,  9/25/2054, Ser.
5473, Class HL 289,333

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Collateralized Mortgage Obligations  9.8% -
continued
$ 3,180,610
1.500%,  12/25/2050, Ser.
5107, Class IO
g
$ 249,501
80,165
3.000%,  5/15/2027, Ser.
4046, Class GI
g
1,550
94,225
3.000%,  7/15/2027, Ser.
4084, Class NI
g
2,361
217,657
3.500%,  10/15/2032, Ser.
4119, Class KI
g
18,079
197,515
3.000%,  4/15/2033, Ser.
4203, Class DI
g
8,262
Federal National Mortgage
Association - REMIC
147,664
4.500%,  6/25/2052, Ser.
2022-43, Class MA 144,763
68,465
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
1,501
102,255
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
2,164
100,162
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
1,297
278,420
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
7,107
146,908
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
3,519
66,308
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
1,552
194,237
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
4,257
164,821
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
3,750
148,310
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
4,101
67,884
3.000%,  11/25/2031, Ser.
2013-69, Class IO
g
595
211,969
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
16,097
First Horizon Alternative Mortgage
Securities Trust
24,223
5.576%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
22,351
Flagstar Mortgage Trust
256,050
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,b
216,665
501,831
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,b
400,152
200,673
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
176,747
GCAT Trust
616,536
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
623,761
182,378
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
166,938
370,590
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
369,591
GMAC Mortgage Corporation
Loan Trust
26,923
3.863%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
22,866
GMACM Mortgage Loan Trust
14,260
3.666%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
12,300
Principal
Amount Long-Term Fixed Income  83.8% Value
Collateralized Mortgage Obligations  9.8% -
continued
GS Mortgage-Backed Securities
Trust
$ 216,877
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
$ 215,785
Home RE, Ltd.
350,000
9.160%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
362,625
198,072
8.069%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
199,395
IndyMac IMJA Mortgage Loan
Trust
81,421
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 33,415
IndyMac INDA Mortgage Loan
Trust
461,533
3.809%,  8/25/2036, Ser.
2006-AR1, Class A1
b
358,560
J.P. Morgan Mortgage Trust
183,525
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
150,521
301,492
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
296,450
31,903
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 32,245
27,460
6.345%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
26,147
LHOME Mortgage Trust
200,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,e
202,852
200,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,e
202,065
275,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,e
278,531
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,e
202,003
375,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,e
375,850
MASTR Alternative Loans Trust
33,249
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 26,835
Merrill Lynch Alternative Note
Asset Trust
164,821
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 56,863
MFA Trust
200,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,e
201,330
MortgageIT Securities Corporation
Mortgage Loan Trust
449,544
4.913%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
393,437
New Residential Mortgage Loan
Trust
386,000
3.869%,  1/25/2064, Ser.
2024-RPL1, Class B2
a,b
297,282
NYMT Loan Trust
200,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,e
202,220
375,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,e
377,992

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Collateralized Mortgage Obligations  9.8% -
continued
Pretium Mortgage Credit Partners,
LLC
$ 200,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,e
$ 199,948
PRKCM Trust
70,199
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
70,519
164,063
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,e
167,514
PRPM, LLC
215,947
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,e
210,767
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,e
276,275
222,131
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,e
223,204
469,568
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,e
467,784
389,871
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,e
389,910
400,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,e
399,610
Radnor Re, Ltd.
700,000
7.460%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
705,030
Residential Accredit Loans, Inc.
Trust
105,507
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 90,851
84,766
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 65,388
54,843
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 44,835
Roc Mortgage Trust
129,073
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
129,073
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,e
397,227
Saluda Grade Alternative
Mortgage Trust
200,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,e
201,961
350,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,e
352,124
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,e
403,704
Triangle Re, Ltd.
222,318
7.969%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
225,710
TVC Mortgage Trust
350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,e
347,418
Verus Securitization Trust
336,796
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,b
287,013
188,722
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
165,605
218,203
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,e
219,331
Principal
Amount Long-Term Fixed Income  83.8% Value
Collateralized Mortgage Obligations  9.8% -
continued
Washington Mutual Mortgage
Pass-Through Certificates
$ 84,452
6.000%,  3/25/2035, Ser.
2005-1, Class 2A $ 70,741
Total 18,304,680
Commercial Mortgage-Backed Securities  0.7%
BANK 2018-BNK12
400,000
4.342%,  5/15/2061, Ser.
2018-BN12, Class AS
b
386,576
BANK 2022-BNK39
3,969,668
0.419%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,g
97,567
BBCMS Mortgage Trust
1,990,130
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
140,713
ROCK Trust
400,000
5.388%,  11/13/2041, Ser.
2024-CNTR, Class A
a
398,885
Velocity Commercial Capital Loan
Trust
228,595
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
230,311
Total 1,254,052
Communications Services  4.1%
AMC Networks, Inc.
26,000 10.250%,  1/15/2029
a
27,606
American Tower Corporation
41,000 1.450%,  9/15/2026 38,761
68,000 5.500%,  3/15/2028 69,005
35,000 5.800%,  11/15/2028 35,931
63,000 3.800%,  8/15/2029 59,640
40,000 5.000%,  1/31/2030 39,770
AppLovin Corporation
75,000 5.500%,  12/1/2034 74,441
AT&T, Inc.
70,000 5.700%,  3/1/2057 67,182
175,000 3.550%,  9/15/2055 117,702
123,000 4.300%,  2/15/2030 119,122
37,000 5.400%,  2/15/2034 37,148
Bell Telephone Company of
Canada
43,000 5.100%,  5/11/2033 41,786
CCO Holdings, LLC/CCO Holdings
Capital Corporation
94,000 6.375%,  9/1/2029
a
93,196
303,000 4.750%,  3/1/2030
a
276,689
85,000 4.500%,  8/15/2030
a
76,296
21,000 4.250%,  2/1/2031
a
18,302
181,000 4.750%,  2/1/2032
a
158,860
178,000 4.250%,  1/15/2034
a
144,410
CenterPoint Energy, Inc.,
Convertible
1,545 3.369%,  9/15/2029 61,244
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
180,000 4.200%,  3/15/2028 174,000
63,000 5.050%,  3/30/2029 61,645

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Communications Services  4.1% - continued
$ 48,000 6.550%,  6/1/2034 $ 49,100
Clear Channel Outdoor Holdings,
Inc.
113,000 7.875%,  4/1/2030
a
116,299
Clear Channel Worldwide
Holdings, Inc.
84,000 5.125%,  8/15/2027
a
80,856
Comcast Corporation
109,000 5.650%,  6/1/2054 105,367
105,000 3.400%,  4/1/2030 97,429
Crown Castle, Inc.
71,000 2.900%,  3/15/2027 68,167
50,000 4.900%,  9/1/2029 49,445
Deluxe Corporation
31,000 8.125%,  9/15/2029
a
31,435
Deutsche Telekom International
Finance BV
144,000 8.750%,  6/15/2030 167,307
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
275,000 5.875%,  8/15/2027
a
267,932
Frontier Communications
Holdings, LLC
122,000 5.875%,  10/15/2027
a
121,613
GCI, LLC
116,000 4.750%,  10/15/2028
a
108,336
Gray Television, Inc.
28,000 10.500%,  7/15/2029
a
27,998
Iliad Holding SASU
129,000 8.500%,  4/15/2031
a
137,148
68,000 7.000%,  4/15/2032
a
68,344
Intelsat Jackson Holdings SA
134,000 6.500%,  3/15/2030
a
123,598
Lamar Media Corporation
78,000 3.625%,  1/15/2031 68,648
LCPR Senior Secured Financing
DAC
225,000 6.750%,  10/15/2027
a
203,580
Level 3 Financing, Inc.
22,000 3.625%,  1/15/2029
a,f
17,490
50,503 10.500%,  4/15/2029
a
56,281
50,503 11.000%,  11/15/2029
a
56,812
95,000 10.500%,  5/15/2030
a
103,455
McGraw-Hill Education, Inc.
147,000 5.750%,  8/1/2028
a
143,525
Meta Platforms, Inc.
95,000 5.550%,  8/15/2064 92,609
30,000 3.850%,  8/15/2032 27,880
110,000 4.750%,  8/15/2034 107,077
News Corporation
81,000 3.875%,  5/15/2029
a
75,139
Nexstar Media, Inc.
60,000 5.625%,  7/15/2027
a
58,521
66,000 4.750%,  11/1/2028
a
61,537
Optics Bidco SPA
117,000 6.000%,  9/30/2034
a
112,325
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
12,000 4.625%,  3/15/2030
a
11,089
Paramount Global
102,000 6.375%,  3/30/2062
b
98,591
Principal
Amount Long-Term Fixed Income  83.8% Value
Communications Services  4.1% - continued
Playtika Holding Corporation
$ 82,000 4.250%,  3/15/2029
a
$ 74,333
Rogers Communications, Inc.
75,000 5.250%,  3/15/2082
a,b
72,870
29,000 5.000%,  2/15/2029 28,815
58,000 5.300%,  2/15/2034 56,530
Sirius XM Radio, LLC
108,000 5.000%,  8/1/2027
a
105,033
185,000 4.000%,  7/15/2028
a
170,451
60,000 4.125%,  7/1/2030
a
52,365
Sprint Capital Corporation
118,000 6.875%,  11/15/2028 125,255
65,000 8.750%,  3/15/2032 77,604
Take-Two Interactive Software, Inc.
37,000 5.600%,  6/12/2034 37,272
TEGNA, Inc.
175,000 4.625%,  3/15/2028 165,375
T-Mobile USA, Inc.
35,000 5.500%,  1/15/2055 32,938
87,000 5.250%,  6/15/2055 79,009
70,000 3.375%,  4/15/2029 65,335
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
158,000 4.750%,  4/15/2028
a
148,083
Univision Communications, Inc.
20,000 8.000%,  8/15/2028
a
20,362
184,000 4.500%,  5/1/2029
a
164,694
73,000 7.375%,  6/30/2030
a
69,836
22,000 8.500%,  7/31/2031
a
21,571
Urban One, Inc.
31,000 7.375%,  2/1/2028
a
19,298
Verizon Communications, Inc.
39,000 5.500%,  2/23/2054 37,319
132,000 3.150%,  3/22/2030 120,872
18,000 2.355%,  3/15/2032 14,927
78,000 4.780%,  2/15/2035
a
74,251
Viasat, Inc.
44,000 5.625%,  4/15/2027
a
42,588
Virgin Media Finance plc
68,000 5.000%,  7/15/2030
a
57,552
Virgin Media Secured Finance plc
141,000 5.500%,  5/15/2029
a
132,250
VMED O2 UK Financing I plc
59,000 4.750%,  7/15/2031
a
50,721
Vodafone Group plc
74,000 5.125%,  6/4/2081
b
56,228
64,000 5.750%,  6/28/2054 61,726
39,000 5.875%,  6/28/2064 37,735
112,000 7.000%,  4/4/2079
b
114,696
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
a
118,517
Walt Disney Company
42,000 3.800%,  3/22/2030 40,199
Warnermedia Holdings, Inc.
166,000 4.054%,  3/15/2029 154,455
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
57,000 8.250%,  10/1/2031
a
58,871

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Communications Services  4.1% - continued
Zegona Finance plc
$ 91,000 8.625%,  7/15/2029
a
$ 96,463
Ziggo Bond Company BV
65,000 5.125%,  2/28/2030
a
58,566
Ziggo BV
56,000 4.875%,  1/15/2030
a
51,455
Total 7,674,089
Consumer Cyclical  5.6%
1011778 B.C., ULC/New Red
Finance, Inc.
73,000 4.375%,  1/15/2028
a
69,731
80,000 5.625%,  9/15/2029
a
78,802
Adient Global Holdings, Ltd.
29,000 8.250%,  4/15/2031
a
29,572
Alimentation Couche-Tard, Inc.
53,000 5.617%,  2/12/2054
a
50,035
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
149,000 4.625%,  6/1/2028
a
140,879
40,000 4.625%,  6/1/2028
a
37,671
Allison Transmission, Inc.
33,000 3.750%,  1/30/2031
a
29,197
Amazon.com, Inc.
42,000 1.500%,  6/3/2030 35,630
86,000 4.700%,  12/1/2032 85,493
American Axle & Manufacturing,
Inc.
145,000 5.000%,  10/1/2029
f
132,410
American Honda Finance
Corporation
84,000 5.050%,  7/10/2031 83,175
44,000 4.900%,  1/10/2034 42,300
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
28,000 7.000%,  4/15/2030
a
24,840
Arko Corporation
115,000 5.125%,  11/15/2029
a
104,618
Asbury Automotive Group, Inc.
88,000 5.000%,  2/15/2032
a
80,275
Ashton Woods USA, LLC/Ashton
Woods Finance Company
105,000 4.625%,  8/1/2029
a
96,601
19,000 4.625%,  4/1/2030
a
17,240
Aston Martin Capital Holdings, Ltd.
75,000 10.000%,  3/31/2029
a
73,216
Beazer Homes USA, Inc.
86,000 7.500%,  3/15/2031
a
87,340
Belron UK Finance plc
37,000 5.750%,  10/15/2029
a
36,619
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 35,377
Booking Holdings, Inc.,
Convertible
30,000 0.750%,  5/1/2025 79,161
Boyd Gaming Corporation
145,000 4.750%,  6/15/2031
a
134,151
Boyne USA, Inc.
84,000 4.750%,  5/15/2029
a
79,629
Principal
Amount Long-Term Fixed Income  83.8% Value
Consumer Cyclical  5.6% - continued
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
$ 73,000 4.875%,  2/15/2030
a
$ 65,924
Burlington Stores, Inc., Convertible
22,000 2.250%,  4/15/2025 28,622
32,000 1.250%,  12/15/2027 47,872
Caesars Entertainment, Inc.
203,000 4.625%,  10/15/2029
a,f
190,060
64,000 6.500%,  2/15/2032
a
64,289
47,000 6.000%,  10/15/2032
a,f
45,316
Carnival Corporation
124,000 7.625%,  3/1/2026
a
124,181
148,000 5.750%,  3/1/2027
a
147,674
128,000 4.000%,  8/1/2028
a
121,317
Carnival Corporation, Convertible
64,000 5.750%,  12/1/2027 128,768
Carvana Company
16,329
0.000%,PIK 12.000%,
12/1/2028
a,h
17,436
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
25,000 5.375%,  4/15/2027 24,734
148,000 5.250%,  7/15/2029 142,255
Choice Hotels International, Inc.
53,000 3.700%,  12/1/2029 49,208
Churchill Downs, Inc.
43,000 4.750%,  1/15/2028
a
41,479
77,000 6.750%,  5/1/2031
a
77,833
Clarios Global, LP/Clarios US
Finance Company, Inc.
58,000 6.750%,  5/15/2028
a
59,061
Cracker Barrel Old Country Store,
Inc., Convertible
9,000 0.625%,  6/15/2026
f
8,460
Crocs, Inc.
48,000 4.250%,  3/15/2029
a
44,371
Cushman & Wakefield US
Borrower, LLC
25,000 6.750%,  5/15/2028
a
25,023
Dana, Inc.
50,000 5.625%,  6/15/2028 49,322
73,000 4.250%,  9/1/2030 67,939
79,000 4.500%,  2/15/2032 72,457
eG Global Finance plc
25,000 12.000%,  11/30/2028
a
27,957
Expedia Group, Inc.
73,000 3.250%,  2/15/2030 67,311
Expedia Group, Inc., Convertible
55,000 Zero Coupon,  2/15/2026 54,561
Ford Motor Company, Convertible
79,000 Zero Coupon,  3/15/2026 76,393
Ford Motor Credit Company, LLC
80,000 2.900%,  2/10/2029 71,645
67,000 7.122%,  11/7/2033 69,927
Forestar Group, Inc.
53,000 3.850%,  5/15/2026
a
51,559
Gap, Inc.
36,000 3.625%,  10/1/2029
a
32,326
48,000 3.875%,  10/1/2031
a
41,506

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Consumer Cyclical  5.6% - continued
Garrett Motion Holdings, Inc./
Garrett LX I SARL
$ 70,000 7.750%,  5/31/2032
a
$ 71,017
General Motors Financial
Company, Inc.
145,000 2.900%,  2/26/2025 144,477
41,000 2.750%,  6/20/2025 40,598
20,000 5.800%,  6/23/2028 20,400
45,000 5.800%,  1/7/2029 45,906
108,000 4.900%,  10/6/2029 106,384
84,000 5.700%,  9/30/2030
b,i
81,634
14,000 5.750%,  2/8/2031 14,184
58,000 5.950%,  4/4/2034 58,303
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
50,000 3.500%,  3/1/2029
a
45,678
Goodyear Tire & Rubber Company
50,000 4.875%,  3/15/2027 48,308
43,000 5.000%,  7/15/2029
f
39,486
Hanesbrands, Inc.
59,000 4.875%,  5/15/2026
a
58,084
26,000 9.000%,  2/15/2031
a
27,713
Harley-Davidson Financial
Services, Inc.
53,000 5.950%,  6/11/2029
a
53,059
Hilton Domestic Operating
Company, Inc.
115,000 4.875%,  1/15/2030 110,309
25,000 4.000%,  5/1/2031
a
22,484
141,000 3.625%,  2/15/2032
a
122,483
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
181,000 5.000%,  6/1/2029
a
170,554
Home Depot, Inc.
39,000 5.300%,  6/25/2054 37,360
39,000 5.400%,  6/25/2064 37,383
68,000 3.250%,  4/15/2032 60,665
Hyundai Capital America
33,000 5.500%,  3/30/2026
a
33,206
63,000 3.000%,  2/10/2027
a
60,499
30,000 6.500%,  1/16/2029
a
31,314
International Game Technology plc
127,000 5.250%,  1/15/2029
a
123,895
Jacobs Entertainment, Inc.
111,000 6.750%,  2/15/2029
a
107,120
Jaguar Land Rover Automotive plc
61,000 5.500%,  7/15/2029
a,f
59,179
KB Home
135,000 4.800%,  11/15/2029 127,272
L Brands, Inc.
138,000 6.625%,  10/1/2030
a
138,992
58,000 6.875%,  11/1/2035 59,346
Las Vegas Sands Corporation
26,000 5.900%,  6/1/2027 26,376
LGI Homes, Inc.
43,000 7.000%,  11/15/2032
a
42,576
Life Time, Inc.
61,000 6.000%,  11/15/2031
a
60,390
Light & Wonder International, Inc.
49,000 7.250%,  11/15/2029
a
49,987
Principal
Amount Long-Term Fixed Income  83.8% Value
Consumer Cyclical  5.6% - continued
Live Nation Entertainment, Inc.
$ 56,000 4.750%,  10/15/2027
a
$ 54,140
Live Nation Entertainment, Inc.,
Convertible
89,000 3.125%,  1/15/2029 121,093
29,000 2.875%,  1/15/2030
a
29,116
Lowe's Companies, Inc.
98,000 4.500%,  4/15/2030 96,147
Macy's Retail Holdings, LLC
135,000 5.875%,  4/1/2029
a
131,788
51,000 6.125%,  3/15/2032
a
47,878
Marriott International, Inc./MD
46,000 4.900%,  4/15/2029 45,912
62,000 4.625%,  6/15/2030 60,846
Marriott Vacations Worldwide
Corporation, Convertible
89,000 3.250%,  12/15/2027 83,037
Mattamy Group Corporation
76,000 5.250%,  12/15/2027
a
74,308
McDonald's Corporation
40,000 4.950%,  8/14/2033 39,668
Melco Resorts Finance, Ltd.
140,000 5.375%,  12/4/2029
a
127,807
83,000 7.625%,  4/17/2032
a
83,297
Meritage Homes Corporation,
Convertible
27,000 1.750%,  5/15/2028
a
26,460
Michaels Companies, Inc.
73,000 5.250%,  5/1/2028
a
55,116
NCL Corporation, Ltd.
59,000 5.875%,  3/15/2026
a
58,920
135,000 5.875%,  2/15/2027
a
134,578
Nordstrom, Inc.
64,000 4.250%,  8/1/2031 55,972
PENN Entertainment, Inc.
130,000 4.125%,  7/1/2029
a,f
116,572
PetSmart, Inc./PetSmart Finance
Corporation
139,000 4.750%,  2/15/2028
a
131,146
46,000 7.750%,  2/15/2029
a
44,466
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
163,000 5.750%,  4/15/2026
a
162,909
QVC, Inc.
32,000 6.875%,  4/15/2029
a,f
26,038
Rakuten Group, Inc.
76,000 11.250%,  2/15/2027
a
82,842
89,000 9.750%,  4/15/2029
a
96,331
Raven Acquisition Holdings, LLC
44,000 6.875%,  11/15/2031
a
43,559
Royal Caribbean Cruises, Ltd.
236,000 4.250%,  7/1/2026
a
231,546
Saks Global Enterprises, LLC
37,000 11.000%,  12/15/2029
a
35,640
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
6,000 6.625%,  3/1/2030
a
5,742
SeaWorld Parks and
Entertainment, Inc.
122,000 5.250%,  8/15/2029
a
116,448

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Consumer Cyclical  5.6% - continued
Service Corporation International/
US
$ 50,000 3.375%,  8/15/2030 $ 43,750
Six Flags Entertainment
Corporation
24,000 7.250%,  5/15/2031
a
24,512
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
25,000 6.625%,  5/1/2032
a
25,338
Six Flags Theme Parks, Inc.
29,000 7.000%,  7/1/2025
a,f
28,973
Staples, Inc.
100,000 10.750%,  9/1/2029
a
98,379
Station Casinos, LLC
139,000 4.625%,  12/1/2031
a
124,515
Tenneco, Inc.
90,000 8.000%,  11/17/2028
a
83,881
Toyota Motor Credit Corporation
35,000 5.550%,  11/20/2030 36,072
30,000 4.800%,  1/5/2034 29,146
Tractor Supply Company
44,000 5.250%,  5/15/2033 43,974
Uber Technologies, Inc.
60,000 5.350%,  9/15/2054 55,795
80,000 4.800%,  9/15/2034 76,566
Uber Technologies, Inc.,
Convertible
20,000 Zero Coupon,  12/15/2025 20,160
71,000 0.875%,  12/1/2028 78,100
VICI Properties, LP/VICI Note
Company, Inc.
152,000 5.750%,  2/1/2027
a
153,307
Victoria's Secret & Company
125,000 4.625%,  7/15/2029
a
113,929
Viking Cruises, Ltd.
259,000 5.875%,  9/15/2027
a
257,055
Volkswagen Group of America
Finance, LLC
21,000 3.350%,  5/13/2025
a
20,880
Walgreens Boots Alliance, Inc.
88,000 3.200%,  4/15/2030 70,713
WASH Multifamily Acquisition, Inc.
55,000 5.750%,  4/15/2026
a
54,575
Wyndham Hotels & Resorts, Inc.
85,000 4.375%,  8/15/2028
a
80,798
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
106,000 7.125%,  2/15/2031
a
110,389
Yum! Brands, Inc.
188,000 4.750%,  1/15/2030
a
179,791
ZF North America Capital, Inc.
104,000 7.125%,  4/14/2030
a
102,094
44,000 6.750%,  4/23/2030
a
42,325
Total 10,511,708
Consumer Non-Cyclical  4.9%
1375209 B.C., Ltd.
50,000 9.000%,  1/30/2028
a,f
49,960
AbbVie, Inc.
86,000 5.500%,  3/15/2064 82,109
Principal
Amount Long-Term Fixed Income  83.8% Value
Consumer Non-Cyclical  4.9% - continued
$ 125,000 4.500%,  5/14/2035 $ 117,060
48,000 5.350%,  3/15/2044 46,791
AdaptHealth, LLC
220,000 4.625%,  8/1/2029
a
197,846
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
68,000 4.625%,  1/15/2027
a
66,573
166,000 3.500%,  3/15/2029
a
151,087
Altria Group, Inc.
35,000 6.200%,  11/1/2028 36,377
Amgen, Inc.
62,000 5.150%,  3/2/2028 62,451
Anheuser-Busch InBev Worldwide,
Inc.
99,000 5.000%,  6/15/2034 97,839
ANI Pharmaceuticals, Inc.,
Convertible
30,000 2.250%,  9/1/2029
a
30,300
Archer-Daniels-Midland Company
43,000 4.500%,  8/15/2033 40,902
AstraZeneca Finance, LLC
98,000 1.750%,  5/28/2028 88,920
42,000 5.000%,  2/26/2034 41,540
B&G Foods, Inc.
44,000 8.000%,  9/15/2028
a
45,231
BAT Capital Corporation
40,000 6.343%,  8/2/2030 42,060
43,000 7.750%,  10/19/2032 48,756
Bausch + Lomb Corporation
34,000 8.375%,  10/1/2028
a
35,190
Bausch Health Companies, Inc.
93,000 5.500%,  11/1/2025
a
90,693
97,000 4.875%,  6/1/2028
a,f
77,600
23,000 11.000%,  9/30/2028
a
21,850
Becton, Dickinson and Company
48,000 4.693%,  2/13/2028 47,763
63,000 2.823%,  5/20/2030 56,433
BellRing Brands, Inc.
109,000 7.000%,  3/15/2030
a
111,635
Bio-Rad Laboratories, Inc.
70,000 3.300%,  3/15/2027 67,716
Bristol-Myers Squibb Company
63,000 5.550%,  2/22/2054 61,115
30,000 5.750%,  2/1/2031 31,202
19,000 5.900%,  11/15/2033 19,935
Bunge, Ltd. Finance Corporation
30,000 4.650%,  9/17/2034 28,319
Campbell's Company
110,000 5.400%,  3/21/2034 109,449
Cargill, Inc.
88,000 2.125%,  11/10/2031
a
72,710
Cencora, Inc.
66,000 5.150%,  2/15/2035 64,341
Central Garden & Pet Company
56,000 4.125%,  10/15/2030 50,295
Champ Acquisition Corporation
35,000 8.375%,  12/1/2031
a
35,703
Charles River Laboratories
International, Inc.
60,000 4.000%,  3/15/2031
a
53,375

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Consumer Non-Cyclical  4.9% - continued
Chefs' Warehouse, Inc.,
Convertible
$ 48,000 2.375%,  12/15/2028 $ 61,608
Cheplapharm Arzneimittel GmbH
30,000 5.500%,  1/15/2028
a
27,174
CHS/Community Health Systems,
Inc.
115,000 5.625%,  3/15/2027
a
110,368
47,000 8.000%,  12/15/2027
a
46,914
86,000 6.000%,  1/15/2029
a
77,005
76,000 4.750%,  2/15/2031
a
58,973
69,000 10.875%,  1/15/2032
a
71,189
Cigna Group
30,000 5.600%,  2/15/2054 28,097
51,000 2.400%,  3/15/2030 44,632
Coca-Cola Company
36,000 5.300%,  5/13/2054 34,724
Concentra Escrow Issuer
Corporation
25,000 6.875%,  7/15/2032
a
25,524
Constellation Brands, Inc.
29,000 4.800%,  1/15/2029 28,826
84,000 3.150%,  8/1/2029 77,347
28,000 4.900%,  5/1/2033 27,036
CVS Health Corporation
76,000 6.050%,  6/1/2054 71,291
33,000 6.750%,  12/10/2054
b
32,358
47,000 5.000%,  2/20/2026 46,951
33,000 4.300%,  3/25/2028 31,974
100,000 4.780%,  3/25/2038 86,467
116,000 6.000%,  6/1/2044 109,697
DaVita, Inc.
72,000 6.875%,  9/1/2032
a
72,552
Diageo Capital plc
39,000 2.000%,  4/29/2030 33,664
40,000 5.625%,  10/5/2033 41,056
Edgewell Personal Care Company
110,000 5.500%,  6/1/2028
a
107,671
Eli Lilly & Company
66,000 5.000%,  2/9/2054 60,655
87,000 4.700%,  2/27/2033 85,269
Embecta Corporation
51,000 5.000%,  2/15/2030
a
46,974
66,000 6.750%,  2/15/2030
a
62,519
Encompass Health Corporation
66,000 4.500%,  2/1/2028 63,685
Endo Finance Holdings, Inc.
51,000 8.500%,  4/15/2031
a,f
54,036
Energizer Holdings, Inc.
35,000 4.750%,  6/15/2028
a
33,352
65,000 4.375%,  3/31/2029
a
60,375
Envista Holdings Corporation,
Convertible
4,000 2.375%,  6/1/2025
f
4,302
20,000 1.750%,  8/15/2028 17,890
Fortrea Holdings, Inc.
49,000 7.500%,  7/1/2030
a,f
49,081
GE HealthCare Technologies, Inc.
100,000 6.377%,  11/22/2052 107,497
General Mills, Inc.
18,000 4.950%,  3/29/2033 17,560
Principal
Amount Long-Term Fixed Income  83.8% Value
Consumer Non-Cyclical  4.9% - continued
Gilead Sciences, Inc.
$ 30,000 5.250%,  10/15/2033 $ 30,110
HCA, Inc.
55,000 5.950%,  9/15/2054 52,309
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
88,000 7.875%,  9/1/2025
a
87,876
HLF Financing SARL, LLC/
Herbalife International, Inc.
49,000 4.875%,  6/1/2029
a
34,300
Insulet Corporation, Convertible
108,000 0.375%,  9/1/2026 136,490
Integer Holdings Corporation,
Convertible
54,000 2.125%,  2/15/2028 86,292
Jazz Investments I, Ltd.,
Convertible
68,000 2.000%,  6/15/2026 68,918
59,000 3.125%,  9/15/2030
a
63,484
Jazz Securities DAC
83,000 4.375%,  1/15/2029
a
78,258
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
114,000 2.500%,  1/15/2027
f
108,267
49,000 3.625%,  1/15/2032 43,240
Johnson & Johnson
72,000 5.250%,  6/1/2054 70,308
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
53,000 9.000%,  2/15/2029
a
54,986
Keurig Dr Pepper, Inc.
72,000 3.200%,  5/1/2030 65,850
66,000 5.300%,  3/15/2034
f
65,877
Kraft Heinz Foods Company
45,000 6.750%,  3/15/2032 48,773
Kroger Company
42,000 4.500%,  1/15/2029 41,434
Lamb Weston Holdings, Inc.
43,000 4.375%,  1/31/2032
a
38,908
LifePoint Health, Inc.
59,000 9.875%,  8/15/2030
a
63,658
68,000 11.000%,  10/15/2030
a
74,641
Mattel, Inc.
137,000 3.375%,  4/1/2026
a
134,185
Medline Borrower, LP/Medline Co-
Issuer, Inc.
51,000 6.250%,  4/1/2029
a
51,538
Medtronic Global Holdings SCA
45,000 4.500%,  3/30/2033 42,992
Mozart Debt Merger Sub, Inc.
156,000 3.875%,  4/1/2029
a
144,454
114,000 5.250%,  10/1/2029
a
110,017
MPH Acquisition Holdings, LLC
49,000 5.500%,  9/1/2028
a
42,006
Newell Brands, Inc.
52,000 6.375%,  9/15/2027
f
52,179
52,000 6.625%,  9/15/2029
f
52,879
26,000 6.375%,  5/15/2030 26,043
Novartis Capital Corporation
121,000 4.700%,  9/18/2054 106,721

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Consumer Non-Cyclical  4.9% - continued
Organon & Company/Organon
Foreign Debt Co-Issuer BV
$ 69,000 4.125%,  4/30/2028
a
$ 64,824
136,000 5.125%,  4/30/2031
a
122,238
Owens & Minor, Inc.
85,000 6.625%,  4/1/2030
a,f
79,700
PepsiCo, Inc.
75,000 5.250%,  7/17/2054 72,516
Performance Food Group, Inc.
76,000 4.250%,  8/1/2029
a
70,515
Perrigo Finance Unlimited
Company
93,000 4.900%,  6/15/2030 87,164
Philip Morris International, Inc.
88,000 4.875%,  2/15/2028 88,211
43,000 5.625%,  11/17/2029 44,291
23,000 5.125%,  2/13/2031 23,002
43,000 5.750%,  11/17/2032 44,215
39,000 5.250%,  2/13/2034 38,545
37,000 4.900%,  11/1/2034 35,554
Post Holdings, Inc.
76,000 4.625%,  4/15/2030
a
70,091
133,000 4.500%,  9/15/2031
a
119,147
Post Holdings, Inc., Convertible
99,000 2.500%,  8/15/2027 115,979
Roche Holdings, Inc.
52,000 5.218%,  3/8/2054
a
49,694
68,000 2.076%,  12/13/2031
a
56,399
Royalty Pharma plc
97,000 1.200%,  9/2/2025 94,598
40,000 5.150%,  9/2/2029 39,888
Simmons Foods, Inc.
203,000 4.625%,  3/1/2029
a
187,591
Spectrum Brands, Inc.,
Convertible
56,000 3.375%,  6/1/2029
a
54,673
Star Parent, Inc.
63,000 9.000%,  10/1/2030
a
65,432
Sysco Corporation
42,000 5.950%,  4/1/2030 43,746
Takeda Pharmaceutical Company,
Ltd.
95,000 5.650%,  7/5/2054 91,691
75,000 5.000%,  11/26/2028 75,168
Tenet Healthcare Corporation
398,000 5.125%,  11/1/2027 389,790
108,000 4.375%,  1/15/2030 100,311
Teva Pharmaceutical Finance
Netherlands III BV
130,000 3.150%,  10/1/2026 124,917
US Acute Care Solutions, LLC
48,000 9.750%,  5/15/2029
a
48,917
Varex Imaging Corporation,
Convertible
36,000 4.000%,  6/1/2025 35,846
Viterra Finance BV
60,000 3.200%,  4/21/2031
a
52,375
Winnebago Industries, Inc.,
Convertible
31,000 3.250%,  1/15/2030
a
28,241
Wyeth, LLC
106,000 6.500%,  2/1/2034 115,344
Principal
Amount Long-Term Fixed Income  83.8% Value
Consumer Non-Cyclical  4.9% - continued
Zoetis, Inc.
$ 56,000 5.600%,  11/16/2032 $ 57,735
Total 9,162,760
Energy  4.7%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
115,000 5.375%,  6/15/2029
a
111,990
Apache Corporation
59,000 4.375%,  10/15/2028 56,908
Archrock Partners, LP/Archrock
Partners Finance Corporation
55,000 6.250%,  4/1/2028
a
54,707
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
106,000 8.250%,  12/31/2028
a
108,208
50,000 5.875%,  6/30/2029
a
48,694
Baytex Energy Corporation
121,000 8.500%,  4/30/2030
a
123,628
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
80,000 7.000%,  7/15/2029
a
81,708
BP Capital Markets America, Inc.
69,000 4.234%,  11/6/2028 67,553
61,000 4.812%,  2/13/2033 58,967
130,000 5.227%,  11/17/2034 128,035
BP Capital Markets plc
51,000 4.875%,  3/22/2030
b,i
48,597
37,000 6.450%,  12/1/2033
b,i
38,010
Buckeye Partners, LP
75,000 4.500%,  3/1/2028
a
71,162
53,000 6.875%,  7/1/2029
a
53,642
California Resources Corporation
60,000 8.250%,  6/15/2029
a
60,843
Cheniere Energy Partners, LP
42,000 4.500%,  10/1/2029 40,664
41,000 3.250%,  1/31/2032 35,552
52,000 5.950%,  6/30/2033 53,232
Cheniere Energy, Inc.
28,000 5.650%,  4/15/2034 28,161
Civitas Resources, Inc.
78,000 8.375%,  7/1/2028
a
81,008
85,000 8.750%,  7/1/2031
a
88,615
CNX Resources Corporation
71,000 6.000%,  1/15/2029
a
69,620
CNX Resources Corporation,
Convertible
36,000 2.250%,  5/1/2026 102,960
Columbia Pipelines Holding
Company, LLC
34,000 6.055%,  8/15/2026
a
34,480
77,000 6.042%,  8/15/2028
a
78,843
Comstock Resources, Inc.
101,000 6.750%,  3/1/2029
a
98,183
40,000 5.875%,  1/15/2030
a
37,305
ConocoPhillips Company
108,000 4.850%,  1/15/2032 105,823
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
147,000 5.500%,  6/15/2031
a
140,404

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Energy  4.7% - continued
Crescent Energy Finance, LLC
$ 156,000 7.625%,  4/1/2032
a
$ 155,197
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
113,000 8.625%,  3/15/2029
a
116,835
Diamond Foreign Asset Company/
Diamond Finance, LLC
45,000 8.500%,  10/1/2030
a
46,698
Diamondback Energy, Inc.
82,000 5.750%,  4/18/2054 76,951
DT Midstream, Inc.
91,000 4.125%,  6/15/2029
a
84,983
Enbridge, Inc.
75,000 7.375%,  1/15/2083
b
75,639
57,000 7.625%,  1/15/2083
b
59,804
51,000 5.950%,  4/5/2054 50,407
22,000 5.700%,  3/8/2033 22,229
Enerflex, Ltd.
34,000 9.000%,  10/15/2027
a
35,306
Energy Transfer, LP
31,000 5.950%,  5/15/2054 29,969
155,000 8.000%,  5/15/2054
b
162,432
36,000 6.050%,  9/1/2054 35,233
65,000 6.750%,  5/15/2025
b,i
64,375
30,000 4.400%,  3/15/2027 29,712
15,000 7.125%,  5/15/2030
b,i
15,054
28,000 6.400%,  12/1/2030 29,586
Enterprise Products Operating,
LLC
76,000 5.550%,  2/16/2055 73,109
42,000 4.150%,  10/16/2028 40,993
40,000
7.733%,  (TSFR3M +
3.248%), 8/16/2077
b
39,750
EQM Midstream Partners, LP
105,000 4.750%,  1/15/2031
a
98,745
Genesis Energy LP/Genesis
Energy Finance Corporation
80,000 8.875%,  4/15/2030 81,400
120,000 7.875%,  5/15/2032 117,520
Harvest Midstream I, LP
136,000 7.500%,  9/1/2028
a
137,201
Hess Midstream Operations, LP
114,000 4.250%,  2/15/2030
a
105,099
Hilcorp Energy I, LP/Hilcorp
Finance Company
102,000 5.750%,  2/1/2029
a
97,313
50,000 6.000%,  4/15/2030
a
46,990
66,000 6.250%,  4/15/2032
a
60,722
Howard Midstream Energy
Partners, LLC
140,000 7.375%,  7/15/2032
a
142,222
ITT Holdings, LLC
91,000 6.500%,  8/1/2029
a
83,305
Kinder Morgan, Inc.
94,000 5.950%,  8/1/2054 91,835
Kodiak Gas Services, LLC
66,000 7.250%,  2/15/2029
a
67,323
Laredo Petroleum, Inc.
89,000 7.750%,  7/31/2029
a
88,148
MEG Energy Corporation
72,000 5.875%,  2/1/2029
a
70,280
Principal
Amount Long-Term Fixed Income  83.8% Value
Energy  4.7% - continued
MPLX, LP
$ 105,000 1.750%,  3/1/2026 $ 101,375
21,000 5.000%,  3/1/2033 20,169
25,000 5.500%,  6/1/2034 24,639
Nabors Industries, Inc.
50,000 7.375%,  5/15/2027
a
49,942
129,000 9.125%,  1/31/2030
a
131,188
National Fuel Gas Company
92,000 5.500%,  1/15/2026 92,357
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
43,000 8.125%,  2/15/2029
a
43,565
65,000 8.375%,  2/15/2032
a
65,498
Noble Finance II, LLC
51,000 8.000%,  4/15/2030
a
51,508
Northern Oil and Gas, Inc.
123,000 8.750%,  6/15/2031
a
126,961
Northern Oil and Gas, Inc.,
Convertible
52,000 3.625%,  4/15/2029 60,866
NuStar Logistics, LP
105,000 6.375%,  10/1/2030 105,285
Occidental Petroleum Corporation
53,000 5.000%,  8/1/2027 53,025
70,000 8.875%,  7/15/2030 79,944
ONEOK, Inc.
86,000 5.700%,  11/1/2054 80,866
42,000 5.650%,  11/1/2028 42,856
78,000 4.750%,  10/15/2031 75,450
Ovintiv, Inc.
37,000 5.650%,  5/15/2028 37,519
PBF Holding Company, LLC/PBF
Finance Corporation
88,000 6.000%,  2/15/2028 84,391
Permian Resources Operating,
LLC
40,000 6.250%,  2/1/2033
a
39,482
Permian Resources Operating,
LLC, Convertible
18,000 3.250%,  4/1/2028 45,281
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 53,679
Plains All American Pipeline, LP
62,000
8.895%,  (TSFR3M +
4.372%), 2/2/2025
b,i
61,540
Plains All American Pipeline, LP/
PAA Finance Corporation
103,000 4.650%,  10/15/2025 102,848
Prairie Acquiror, LP
83,000 9.000%,  8/1/2029
a
85,509
Precision Drilling Corporation
59,000 6.875%,  1/15/2029
a
58,469
Range Resources Corporation
98,000 4.750%,  2/15/2030
a
91,960
Rockies Express Pipeline, LLC
136,000 4.950%,  7/15/2029
a
129,122
Saturn Oil & Gas, Inc.
57,000 9.625%,  6/15/2029
a,f
55,413
Schlumberger Holdings
Corporation
27,000 4.300%,  5/1/2029
a
26,326

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Energy  4.7% - continued
SM Energy Company
$ 70,000 6.500%,  7/15/2028 $ 69,561
34,000 7.000%,  8/1/2032
a
33,522
South Bow USA Infrastructure
Holdings, LLC
30,000 5.584%,  10/1/2034
a
29,178
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
50,000 5.875%,  3/1/2027 49,606
Suncor Energy, Inc.
43,000 7.150%,  2/1/2032 46,728
Sunoco, LP
152,000 7.000%,  5/1/2029
a
155,993
Sunoco, LP/Sunoco Finance
Corporation
64,000 5.875%,  3/15/2028 63,739
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
122,000 5.500%,  1/15/2028
a
117,331
76,000 7.375%,  2/15/2029
a
76,241
Talos Production, Inc.
53,000 9.000%,  2/1/2029
a
54,376
Targa Resources Partners, LP
115,000 4.875%,  2/1/2031 111,037
TGNR Intermediate Holdings, LLC
129,000 5.500%,  10/15/2029
a
120,456
TotalEnergies Capital SA
102,000 5.488%,  4/5/2054 97,758
TransCanada Trust
90,000 5.875%,  8/15/2076
b
88,801
UGI Corporation, Convertible
26,000 5.000%,  6/1/2028
a
29,523
USA Compression Partners, LP/
USA Compression Finance
Corporation
90,000 7.125%,  3/15/2029
a
91,588
Valaris, Ltd.
119,000 8.375%,  4/30/2030
a
120,253
Venture Global Calcasieu Pass,
LLC
37,000 3.875%,  8/15/2029
a
33,993
90,000 4.125%,  8/15/2031
a
80,598
Venture Global LNG, Inc.
188,000 8.125%,  6/1/2028
a
195,575
77,000 9.000%,  9/30/2029
a,b,i
80,507
63,000 8.375%,  6/1/2031
a
65,704
85,000 9.875%,  2/1/2032
a
93,269
Viridien SA
25,000 8.750%,  4/1/2027
a
24,563
Williams Companies, Inc.
65,000 4.900%,  3/15/2029 64,519
42,000 2.600%,  3/15/2031 36,167
Total 8,747,486
Financials  12.1%
Acrisure, LLC/Acrisure Finance,
Inc.
35,000 4.250%,  2/15/2029
a
32,904
49,000 7.500%,  11/6/2030
a
50,456
Principal
Amount Long-Term Fixed Income  83.8% Value
Financials  12.1% - continued
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
$ 25,000 6.950%,  3/10/2055
b
$ 25,729
63,000 6.500%,  7/15/2025 63,406
108,000 3.000%,  10/29/2028 100,004
Agree, LP
34,000 5.625%,  6/15/2034 34,099
Air Lease Corporation
40,000 2.300%,  2/1/2025 39,902
11,000 3.375%,  7/1/2025 10,914
72,000 4.650%,  6/15/2026
b,i
69,644
52,000 3.125%,  12/1/2030 46,083
Aircastle, Ltd.
66,000 5.250%,  6/15/2026
a,b,i
64,731
51,000 2.850%,  1/26/2028
a
47,452
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
51,000 4.250%,  10/15/2027
a
48,680
64,000 6.750%,  4/15/2028
a
64,150
69,000 7.000%,  1/15/2031
a
69,270
Ally Financial, Inc.
112,000 4.700%,  5/15/2026
b,i
104,515
138,000 8.000%,  11/1/2031 152,577
79,000 6.700%,  2/14/2033 79,637
American Express Company
35,000 3.550%,  9/15/2026
b,i
33,641
65,000 6.338%,  10/30/2026
b
65,805
American International Group, Inc.
76,000 5.125%,  3/27/2033 75,056
AmWINS Group, Inc.
42,000 6.375%,  2/15/2029
a
42,258
130,000 4.875%,  6/30/2029
a
122,070
Aon North America, Inc.
66,000 5.750%,  3/1/2054 64,356
Apollo Debt Solutions BDC
71,000 6.700%,  7/29/2031
a
72,917
Ares Capital Corporation
21,000 4.250%,  3/1/2025 20,956
90,000 2.150%,  7/15/2026 86,051
35,000 5.875%,  3/1/2029 35,296
Ares Strategic Income Fund
78,000 5.600%,  2/15/2030
a
77,086
Arthur J. Gallagher & Company
49,000 5.750%,  7/15/2054 48,163
30,000 5.000%,  2/15/2032 29,609
Assurant, Inc.
67,000 6.100%,  2/27/2026 67,550
Aviation Capital Group, LLC
41,000 4.875%,  10/1/2025
a
40,946
Avolon Holdings Funding, Ltd.
96,000 4.250%,  4/15/2026
a
94,844
62,000 5.750%,  3/1/2029
a
62,630
Azorra Finance, Ltd.
110,000 7.750%,  4/15/2030
a
109,347
Banco Santander Mexico SA
26,000 5.375%,  4/17/2025
a
25,979
Banco Santander SA
29,000 4.750%,  11/12/2026
b,f,i
27,587
Bank of America Corporation
41,000 6.100%,  3/17/2025
b,i
40,891
2,000 1.319%,  6/19/2026
b
1,967

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Financials  12.1% - continued
$ 163,000 1.197%,  10/24/2026
b
$ 158,354
85,000 6.125%,  4/27/2027
b,i
85,559
61,000 1.734%,  7/22/2027
b
58,153
89,000 4.376%,  4/27/2028
b
88,055
126,000 3.593%,  7/21/2028
b
122,000
59,000 4.948%,  7/22/2028
b
59,124
60,000 5.819%,  9/15/2029
b
61,482
202,000 3.974%,  2/7/2030
b
193,583
149,000 2.687%,  4/22/2032
b
128,079
62,000 2.572%,  10/20/2032
b
52,314
92,000 2.972%,  2/4/2033
b
79,077
49,000 5.468%,  1/23/2035
b
49,054
164,000 5.425%,  8/15/2035
b
159,624
45,000 3.846%,  3/8/2037
b
39,861
Bank of Montreal
68,000 5.203%,  2/1/2028 68,528
46,000 3.088%,  1/10/2037
b
38,222
Bank of New York Mellon
Corporation
29,000 6.317%,  10/25/2029
b
30,467
59,000 4.596%,  7/26/2030
b
58,275
30,000 6.474%,  10/25/2034
b
32,394
Bank of Nova Scotia
53,000 4.900%,  6/4/2025
b,i
52,449
Barclays plc
61,000 6.125%,  12/15/2025
b,i
60,856
49,000 2.852%,  5/7/2026
b
48,623
50,000 5.501%,  8/9/2028
b
50,540
64,000 4.972%,  5/16/2029
b
63,385
54,000 6.224%,  5/9/2034
b
55,468
35,000 7.119%,  6/27/2034
b
37,144
BlackRock Funding, Inc.
35,000 5.250%,  3/14/2054 33,063
Blackstone Private Credit Fund
90,000 5.600%,  11/22/2029
a
88,857
Blue Owl Capital Corporation II
37,000 8.450%,  11/15/2026 38,780
Blue Owl Credit Income
Corporation
68,000 4.700%,  2/8/2027 67,028
Blue Owl Technology Finance
Corporation
20,000 4.750%,  12/15/2025
a
19,779
63,000 3.750%,  6/17/2026
a
60,931
Blue Owl Technology Finance
Corporation II
18,000 6.750%,  4/4/2029
a
18,110
BNP Paribas SA
66,000 3.132%,  1/20/2033
a,b
56,258
BPCE SA
40,000 2.375%,  1/14/2025
a
39,967
Brixmor Operating Partnership, LP
83,000 2.250%,  4/1/2028 75,843
Burford Capital Global Finance,
LLC
120,000 9.250%,  7/1/2031
a
127,398
Capital One Financial Corporation
60,000 3.950%,  9/1/2026
b,i
57,068
69,000 3.273%,  3/1/2030
b
63,793
Capital One NA
60,000 2.280%,  1/28/2026
b
59,865
Principal
Amount Long-Term Fixed Income  83.8% Value
Financials  12.1% - continued
Centene Corporation
$ 178,000 3.000%,  10/15/2030 $ 153,596
Charles Schwab Corporation
102,000 5.375%,  6/1/2025
b,i
101,457
90,000 0.900%,  3/11/2026
f
86,100
58,000 4.000%,  6/1/2026
b,i
56,097
63,000 2.000%,  3/20/2028 57,707
41,000 6.136%,  8/24/2034
b
43,047
Citigroup, Inc.
53,000 4.000%,  12/10/2025
b,i
51,602
90,000 3.875%,  2/18/2026
b,i
87,383
148,000 1.122%,  1/28/2027
b
142,130
83,000 1.462%,  6/9/2027
b
79,028
98,000 3.070%,  2/24/2028
b
94,264
27,000 7.375%,  5/15/2028
b,i
27,817
47,000 7.625%,  11/15/2028
b,i
48,966
168,000 4.075%,  4/23/2029
b
162,989
32,000 7.125%,  8/15/2029
b,i
32,594
41,000 6.174%,  5/25/2034
b
41,768
45,000 7.000%,  8/15/2034
b,i
47,456
Citizens Financial Group, Inc.
78,000 4.000%,  10/6/2026
b,i
74,047
42,000 5.718%,  7/23/2032
b
42,146
CNA Financial Corporation
53,000 5.125%,  2/15/2034 52,016
Coinbase Global, Inc., Convertible
65,000 0.500%,  6/1/2026 68,090
49,000 0.250%,  4/1/2030
a
52,188
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,i
41,751
15,000 5.982%,  1/30/2030
b
15,168
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
a
43,460
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
a,b
40,299
COPT Defense Properties, LP
82,000 2.250%,  3/15/2026 79,355
COPT Defense Properties, LP,
Convertible
12,000 5.250%,  9/15/2028
a
13,920
Corebridge Financial, Inc.
72,000 6.375%,  9/15/2054
b
71,508
44,000 6.875%,  12/15/2052
b
45,154
35,000 6.050%,  9/15/2033 36,202
35,000 5.750%,  1/15/2034 35,652
Cousins Properties, LP
14,000 5.375%,  2/15/2032 13,750
Credit Acceptance Corporation
94,000 9.250%,  12/15/2028
a
99,421
Credit Agricole SA
42,000 3.250%,  1/14/2030
a
37,710
Credit Suisse Group AG
64,000 7.250%,  N/A
*,j
6,400
110,000 7.500%,  N/A
*,j
11,000
Deutsche Bank AG/New York, NY
143,000 2.129%,  11/24/2026
b
139,340
90,000 2.311%,  11/16/2027
b
85,544
51,000 6.819%,  11/20/2029
b
53,368
68,000 3.742%,  1/7/2033
b
57,607
Digital Realty Trust, LP, Convertible
42,000 1.875%,  11/15/2029
a
43,260

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Financials  12.1% - continued
Discover Bank
$ 84,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
$ 85,542
Discover Financial Services
22,000 6.700%,  11/29/2032 23,447
Diversified Healthcare Trust
60,000 Zero Coupon,  1/15/2026
a
56,464
Drawbridge Special Opportunities
Fund, LP
167,000 3.875%,  2/15/2026
a
162,611
Elevance Health, Inc.
72,000 5.650%,  6/15/2054 68,991
133,000 2.550%,  3/15/2031 114,119
Encore Capital Group, Inc.,
Convertible
43,000 4.000%,  3/15/2029
f
43,399
Extra Space Storage, LP
38,000 5.900%,  1/15/2031 39,198
41,000 2.400%,  10/15/2031 34,067
Fairfax Financial Holdings, Ltd.
50,000 6.350%,  3/22/2054 51,485
Federal Realty OP, LP, Convertible
24,000 3.250%,  1/15/2029
a
24,348
Fifth Third Bancorp
56,000 4.500%,  9/30/2025
b,i
55,229
40,000 4.772%,  7/28/2030
b
39,189
Fifth Third Bank NA
111,000 3.850%,  3/15/2026 109,606
FirstCash, Inc.
122,000 5.625%,  1/1/2030
a
117,539
Fortress Transportation and
Infrastructure Investors, LLC
51,000 5.500%,  5/1/2028
a
49,880
94,000 7.000%,  5/1/2031
a
95,893
30,000 7.000%,  6/15/2032
a
30,591
Freedom Mortgage Holdings, LLC
113,000 9.250%,  2/1/2029
a
116,609
48,000 9.125%,  5/15/2031
a
49,491
FS KKR Capital Corporation
41,000 3.400%,  1/15/2026 40,207
42,000 2.625%,  1/15/2027
f
39,753
GGAM Finance, Ltd.
52,000 8.000%,  6/15/2028
a
54,600
91,000 5.875%,  3/15/2030
a
89,263
Global Aircraft Leasing Company,
Ltd.
50,000 8.750%,  9/1/2027
a
50,995
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
154,000 3.750%,  12/15/2027
a
140,545
goeasy, Ltd.
88,000 9.250%,  12/1/2028
a
93,789
25,000 7.625%,  7/1/2029
a
25,545
32,000 6.875%,  5/15/2030
a
32,267
Goldman Sachs BDC, Inc.
26,000 6.375%,  3/11/2027 26,617
Goldman Sachs Group, Inc.
106,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2025
b,i
105,917
62,000 0.855%,  2/12/2026
b
61,694
45,000 3.650%,  8/10/2026
b,i
42,993
Principal
Amount Long-Term Fixed Income  83.8% Value
Financials  12.1% - continued
$ 75,000 4.125%,  11/10/2026
b,i
$ 71,680
135,000 1.948%,  10/21/2027
b
128,085
45,000 2.640%,  2/24/2028
b
42,919
132,000 3.615%,  3/15/2028
b
128,361
86,000 4.482%,  8/23/2028
b
85,005
84,000 3.814%,  4/23/2029
b
80,790
42,000 3.800%,  3/15/2030 39,387
42,000 2.615%,  4/22/2032
b
35,789
42,000 2.383%,  7/21/2032
b
35,003
32,000 6.125%,  11/10/2034
b,i
31,588
77,000 5.330%,  7/23/2035
b
75,563
121,000 5.016%,  10/23/2035
b
115,800
Hartford Financial Services Group,
Inc.
42,000 2.800%,  8/19/2029 38,252
44,000
6.910%,  (TSFR3M +
2.387%), 2/12/2047
a,b
40,474
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
4,000 Zero Coupon,  5/1/2025
a
4,280
15,000 3.750%,  8/15/2028
a
17,355
Health Care Service Corporation
70,000 5.450%,  6/15/2034
a
69,943
HSBC Holdings plc
37,000 1.645%,  4/18/2026
b
36,634
118,000 4.583%,  6/19/2029
b
115,606
50,000 2.804%,  5/24/2032
b
42,485
HUB International, Ltd.
147,000 7.250%,  6/15/2030
a
150,638
Huntington Bancshares, Inc./OH
30,000 4.450%,  10/15/2027
b,i
28,662
77,000 5.709%,  2/2/2035
b
76,850
67,000 6.141%,  11/18/2039
b
66,913
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
44,000 6.250%,  5/15/2026 43,625
136,000 5.250%,  5/15/2027 128,761
ING Groep NV
84,000 1.726%,  4/1/2027
b
80,741
Intercontinental Exchange, Inc.
67,000 4.350%,  6/15/2029 65,535
Intesa Sanpaolo SPA
63,000 4.198%,  6/1/2032
a,b
54,780
Invitation Homes Operating
Partnership, LP
72,000 2.000%,  8/15/2031 58,419
J.P. Morgan Chase & Company
41,000 4.600%,  2/1/2025
b,i
40,817
72,000 4.000%,  4/1/2025
b,i
71,308
35,000 3.650%,  6/1/2026
b,i
33,953
129,000 1.045%,  11/19/2026
b
124,866
84,000 1.578%,  4/22/2027
b
80,659
105,000 2.947%,  2/24/2028
b
101,003
126,000 4.005%,  4/23/2029
b
122,163
41,000 2.069%,  6/1/2029
b
37,255
168,000 4.493%,  3/24/2031
b
163,696
45,000 2.963%,  1/25/2033
b
38,897
39,000 4.912%,  7/25/2033
b
38,131
42,000 5.717%,  9/14/2033
b
42,898
30,000 5.350%,  6/1/2034
b
29,979
25,000 6.254%,  10/23/2034
b
26,422
16,000 5.336%,  1/23/2035
b
15,898
50,000 5.766%,  4/22/2035
b
51,146

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Financials  12.1% - continued
$ 75,000 5.534%,  11/29/2045
b
$ 73,211
Jane Street Group/JSG Finance,
Inc.
79,000 4.500%,  11/15/2029
a
73,979
26,000 7.125%,  4/30/2031
a
26,719
45,000 6.125%,  11/1/2032
a
44,581
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
54,000 5.000%,  8/15/2028
a
50,654
64,000 6.625%,  10/15/2031
a
63,899
Jefferson Capital Holdings, LLC
44,000 6.000%,  8/15/2026
a
43,918
108,000 9.500%,  2/15/2029
a
114,404
KeyBank NA/Cleveland, OH
63,000 3.900%,  4/13/2029 59,154
82,000 5.000%,  1/26/2033 78,648
Kilroy Realty, LP
55,000 4.250%,  8/15/2029 51,824
20,000 6.250%,  1/15/2036 19,842
Kite Realty Group, LP, Convertible
2,000 0.750%,  4/1/2027
a
2,152
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
140,000 4.750%,  6/15/2029
a
132,009
Liberty Mutual Group, Inc.
28,000 4.125%,  12/15/2051
a,b
26,645
Lincoln National Corporation
90,000
7.105%,  (TSFR3M +
2.619%), 2/18/2025
b
76,585
Lloyds Banking Group plc
124,000 1.627%,  5/11/2027
b
118,613
M&T Bank Corporation
99,000 3.500%,  9/1/2026
b,i
93,959
Macquarie Airfinance Holdings,
Ltd.
4,000 6.400%,  3/26/2029
a
4,116
70,000 5.150%,  3/17/2030
a
68,379
24,000 6.500%,  3/26/2031
a
24,794
Macquarie Group, Ltd.
83,000 1.629%,  9/23/2027
a,b
78,440
Marsh & McLennan Companies,
Inc.
45,000 2.375%,  12/15/2031 37,723
MetLife, Inc.
64,000 3.850%,  9/15/2025
b,i
62,833
61,000 5.875%,  3/15/2028
b,i
60,678
82,000 6.400%,  12/15/2036 83,584
Metropolitan Life Global Funding I
68,000 2.950%,  4/9/2030
a
61,410
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 82,125
Mitsubishi UFJ Financial Group,
Inc.
81,000 1.538%,  7/20/2027
b
77,039
Mizuho Financial Group, Inc.
111,000 1.554%,  7/9/2027
b
105,650
84,000 2.564%,  9/13/2031 70,274
39,000 5.748%,  7/6/2034
b
39,756
Molina Healthcare, Inc.
139,000 4.375%,  6/15/2028
a
131,731
50,000 6.250%,  1/15/2033
a
49,417
Principal
Amount Long-Term Fixed Income  83.8% Value
Financials  12.1% - continued
Morgan Stanley
$ 51,000 5.516%,  11/19/2055
b
$ 49,150
115,000 2.630%,  2/18/2026
b
114,663
61,000 0.985%,  12/10/2026
b
58,824
84,000 1.593%,  5/4/2027
b
80,517
82,000 1.512%,  7/20/2027
b
77,928
30,000 5.123%,  2/1/2029
b
30,082
201,000 3.622%,  4/1/2031
b
186,694
45,000 2.943%,  1/21/2033
b
38,555
40,000 4.889%,  7/20/2033
b
38,752
43,000 5.250%,  4/21/2034
b
42,342
25,000 5.831%,  4/19/2035
b
25,476
85,000 2.484%,  9/16/2036
b
69,133
MPT Operating Partnership, LP/
MPT Finance Corporation
86,000 4.625%,  8/1/2029
f
61,623
Nasdaq, Inc.
31,000 5.350%,  6/28/2028 31,435
Nationstar Mortgage Holdings,
Inc.
24,000 5.500%,  8/15/2028
a
23,308
76,000 5.125%,  12/15/2030
a
70,910
NatWest Group plc
42,000 4.892%,  5/18/2029
b
41,574
83,000 6.475%,  6/1/2034
b
85,200
Navient Corporation
30,000 5.000%,  3/15/2027 29,405
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
33,000 4.500%,  9/30/2028
a
30,212
New Mountain Finance
Corporation, Convertible
6,000 7.500%,  10/15/2025 6,012
New York Life Global Funding
44,000 4.550%,  1/28/2033
a
42,059
27,000 5.000%,  1/9/2034
a
26,684
Nippon Life Insurance Company
130,000 5.950%,  4/16/2054
a,b
131,089
NNN REIT, Inc.
42,000 2.500%,  4/15/2030 36,761
Nomura Holdings, Inc.
62,000 2.172%,  7/14/2028 55,987
63,000 5.783%,  7/3/2034 63,682
Omega Healthcare Investors, Inc.
43,000 4.750%,  1/15/2028 42,418
42,000 3.375%,  2/1/2031 37,248
OneMain Finance Corporation
194,000 3.500%,  1/15/2027 185,053
223,000 3.875%,  9/15/2028 205,504
Panther Escrow Issuer, LLC
146,000 7.125%,  6/1/2031
a
147,459
Park Intermediate Holdings, LLC
123,000 4.875%,  5/15/2029
a
115,748
Pebblebrook Hotel Trust,
Convertible
118,000 1.750%,  12/15/2026 109,575
PNC Bank NA
42,000 2.700%,  10/22/2029 37,684
PNC Financial Services Group,
Inc.
43,000 6.200%,  9/15/2027
b,i
43,185

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Financials  12.1% - continued
$ 31,000 5.582%,  6/12/2029
b
$ 31,541
79,000 6.250%,  3/15/2030
b,i
79,744
30,000 6.875%,  10/20/2034
b
32,747
PRA Group, Inc.
80,000 8.375%,  2/1/2028
a
82,240
Prologis Targeted US Logistics
Fund, LP
46,000 5.250%,  4/1/2029
a
46,518
57,000 5.250%,  1/15/2035
a
55,979
Prologis, LP
41,000 5.250%,  3/15/2054 38,247
Provident Financing Trust I
47,000 7.405%,  3/15/2038 49,835
Prudential Financial, Inc.
45,000 5.125%,  3/1/2052
b
42,823
65,000 6.750%,  3/1/2053
b
67,799
90,000 6.500%,  3/15/2054
b
92,562
42,000 3.700%,  10/1/2050
b
37,363
Realty Income Corporation
41,000 4.875%,  6/1/2026 41,099
68,000 3.200%,  1/15/2027 65,928
63,000 3.950%,  8/15/2027 61,942
Redwood Trust, Inc., Convertible
7,000 7.750%,  6/15/2027 6,853
Regency Centers, LP
45,000 5.250%,  1/15/2034 44,347
Regions Financial Corporation
45,000 2.250%,  5/18/2025 44,547
24,000 5.750%,  6/15/2025
b,f,i
23,799
Reinsurance Group of America,
Inc.
35,000 6.000%,  9/15/2033 35,972
50,000 5.750%,  9/15/2034 50,393
Rexford Industrial Realty, LP,
Convertible
13,000 4.375%,  3/15/2027
a
12,688
25,000 4.125%,  3/15/2029
a
24,263
RGA Global Funding
26,000 5.500%,  1/11/2031
a
26,273
RHP Hotel Properties, LP/RHP
Finance Corporation
25,000 4.750%,  10/15/2027 24,184
48,000 4.500%,  2/15/2029
a
45,318
RLJ Lodging Trust, LP
45,000 4.000%,  9/15/2029
a
40,780
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
125,000 3.625%,  3/1/2029
a
113,202
59,000 3.875%,  3/1/2031
a
51,407
71,000 4.000%,  10/15/2033
a
59,133
Santander Holdings USA, Inc.
84,000 3.450%,  6/2/2025 83,488
47,000 2.490%,  1/6/2028
b
44,573
Santander UK Group Holdings plc
81,000 1.673%,  6/14/2027
b
77,097
Service Properties Trust
44,000 5.500%,  12/15/2027 41,146
65,000 8.375%,  6/15/2029 62,839
86,000 8.625%,  11/15/2031
a
89,491
Simon Property Group, LP
82,000 2.650%,  7/15/2030 72,984
35,000 6.250%,  1/15/2034 37,116
Principal
Amount Long-Term Fixed Income  83.8% Value
Financials  12.1% - continued
SLM Corporation
$ 70,000 4.200%,  10/29/2025 $ 69,374
Societe Generale SA
49,000 1.488%,  12/14/2026
a,b
47,288
44,000 10.000%,  11/14/2028
a,b,i
46,909
Standard Chartered plc
66,000 2.608%,  1/12/2028
a,b
62,849
35,000 5.688%,  5/14/2028
a,b
35,448
Starwood Property Trust, Inc.,
Convertible
48,000 6.750%,  7/15/2027 49,859
State Street Corporation
29,000 6.700%,  3/15/2029
b,i
29,573
42,000 4.421%,  5/13/2033
b
39,979
Sumitomo Life Insurance Company
65,000 3.375%,  4/15/2081
a,b
57,246
Sumitomo Mitsui Financial Group,
Inc.
66,000 2.174%,  1/14/2027 62,724
63,000 2.142%,  9/23/2030 53,345
59,000 5.766%,  1/13/2033 60,702
Summit Hotel Properties, Inc.,
Convertible
29,000 1.500%,  2/15/2026 28,014
Synchrony Financial
42,000 5.935%,  8/2/2030
b
42,386
53,000 7.250%,  2/2/2033 54,710
Synovus Bank
43,000 5.625%,  2/15/2028 43,077
Toronto-Dominion Bank
40,000 8.125%,  10/31/2082
b
41,693
53,000 5.523%,  7/17/2028 53,865
42,000 4.456%,  6/8/2032 39,797
44,000 5.146%,  9/10/2034
b
43,048
Truist Bank
42,000 2.250%,  3/11/2030 36,067
Truist Financial Corporation
74,000 6.047%,  6/8/2027
b
75,217
42,000 1.887%,  6/7/2029
b
37,893
100,000 5.100%,  3/1/2030
b,i
96,656
105,000 5.153%,  8/5/2032
b
103,772
25,000 5.711%,  1/24/2035
b
25,191
U.S. Bancorp
59,000 4.548%,  7/22/2028
b
58,517
15,000 5.836%,  6/12/2034
b
15,291
46,000 5.678%,  1/23/2035
b
46,388
UBS Group AG
55,000 4.875%,  2/12/2027
a,b,i
52,383
83,000 3.869%,  1/12/2029
a,b
79,922
UniCredit SPA
49,000 5.861%,  6/19/2032
a,b
49,070
United Wholesale Mortgage, LLC
141,000 5.500%,  4/15/2029
a
135,818
UnitedHealth Group, Inc.
106,000 5.375%,  4/15/2054 99,412
85,000 4.200%,  5/15/2032 80,095
USB Realty Corporation
122,000
6.065%,  (TSFR3M +
1.409%), 1/15/2027
a,b,i
97,538
Ventas Realty, LP, Convertible
30,000 3.750%,  6/1/2026 34,110

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Financials  12.1% - continued
Vornado Realty, LP
$ 38,000 3.400%,  6/1/2031 $ 32,371
Wells Fargo & Company
107,000 3.900%,  3/15/2026
b,i
103,963
6,000 2.188%,  4/30/2026
b
5,946
46,000 3.526%,  3/24/2028
b
44,617
99,000 3.584%,  5/22/2028
b
95,935
59,000 4.808%,  7/25/2028
b
58,791
65,000 7.625%,  9/15/2028
b,f,i
68,973
230,000 4.478%,  4/4/2031
b
222,634
30,000 5.389%,  4/24/2034
b
29,666
28,000 6.491%,  10/23/2034
b
29,763
136,000 5.499%,  1/23/2035
b
135,422
Welltower OP, LLC, Convertible
62,000 2.750%,  5/15/2028
a
83,917
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
b
59,329
Willis North America, Inc.
33,000 5.900%,  3/5/2054 32,499
84,000 4.500%,  9/15/2028 82,489
XHR, LP
88,000 4.875%,  6/1/2029
a
83,019
22,000 6.625%,  5/15/2030
a
22,072
Total 22,715,390
Foreign Government  0.1%
NBN Company, Ltd.
74,000 2.625%,  5/5/2031
a
63,950
Saudi Arabian Oil Company
54,000 5.750%,  7/17/2054
a
50,500
Teine Energy, Ltd.
120,000 6.875%,  4/15/2029
a
116,523
Total 230,973
Mortgage-Backed Securities  9.5%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
831,816 2.500%,  5/1/2051 685,732
615,969 3.500%,  5/1/2052 547,244
373,035 4.000%,  5/1/2052 344,203
276,119 5.000%,  7/1/2053 268,053
68,831 5.000%,  8/1/2053 66,967
238,994 5.500%,  9/1/2053 238,906
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
348,274 2.500%,  7/1/2030 331,417
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
240,649 3.500%,  5/1/2040 222,703
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,067,881 3.000%,  1/1/2052 916,639
79,257 2.000%,  2/1/2051 62,668
107,813 2.000%,  2/1/2051 85,247
469,781 2.500%,  2/1/2051 383,299
975,965 2.000%,  3/1/2051 765,550
1,119,609 4.000%,  3/1/2051 1,036,090
1,107,551 3.000%,  3/1/2052 943,602
Principal
Amount Long-Term Fixed Income  83.8% Value
Mortgage-Backed Securities  9.5% - continued
$ 715,611 2.000%,  4/1/2051 $ 558,337
691,063 3.000%,  4/1/2051 592,352
719,764 3.000%,  5/1/2050 619,738
117,600 2.000%,  5/1/2051 92,454
352,861 3.000%,  5/1/2051 305,484
345,864 4.000%,  6/1/2052 316,949
662,334 2.500%,  7/1/2051 550,522
944,315 4.000%,  7/1/2052 865,372
194,132 3.500%,  8/1/2050 174,655
651,808 3.500%,  8/1/2052 577,719
880,844 4.500%,  8/1/2052 829,916
91,725 5.000%,  8/1/2053 89,174
450,513 3.500%,  9/1/2052 401,933
200,460 3.500%,  9/1/2052 178,886
62,308 5.000%,  9/1/2052 60,357
1,176,218 4.500%,  9/1/2053 1,109,725
333,738 4.000%,  10/1/2052 306,377
114,424 2.000%,  11/1/2051 90,344
249,560 3.500%,  11/1/2052 222,995
536,799 2.000%,  12/1/2050 421,822
1,138,057 4.500%,  12/1/2052 1,078,803
500,000 6.000%,  1/1/2042
d
502,305
100,000 4.500%,  1/1/2049
d
94,047
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
395,628 2.500%,  3/1/2062 314,948
325,071 3.500%,  7/1/2061 282,431
159,166 4.000%,  12/1/2061 144,481
Total 17,680,446
Technology  3.4%
Accenture Capital, Inc.
29,000 4.250%,  10/4/2031 27,867
69,000 4.500%,  10/4/2034 65,572
Advanced Micro Devices, Inc.
42,000 3.924%,  6/1/2032 38,983
Akamai Technologies, Inc.,
Convertible
58,000 0.125%,  5/1/2025 61,339
11,000 0.375%,  9/1/2027 11,028
52,000 1.125%,  2/15/2029 50,703
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 16,754
Apple, Inc.
90,000 1.650%,  2/8/2031 75,743
173,000 3.750%,  9/12/2047 136,166
Automatic Data Processing, Inc.
111,000 4.450%,  9/9/2034 105,674
Block, Inc.
186,000 6.500%,  5/15/2032
a
187,796
Block, Inc., Convertible
64,000 0.250%,  11/1/2027 55,424
Boost Newco Borrower, LLC
128,000 7.500%,  1/15/2031
a
134,190
Broadcom, Inc.
46,000 4.000%,  4/15/2029
a
44,254
47,000 4.800%,  10/15/2034 45,354
Cadence Design Systems, Inc.
45,000 4.700%,  9/10/2034 43,143
Cisco Systems, Inc.
69,000 5.350%,  2/26/2064 66,141

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Technology  3.4% - continued
Clarivate Science Holdings
Corporation
$ 56,000 3.875%,  7/1/2028
a
$ 52,167
Cloud Software Group, Inc.
279,000 6.500%,  3/31/2029
a
273,850
Consensus Cloud Solutions, Inc.
26,000 6.000%,  10/15/2026
a
25,655
CoreLogic, Inc.
31,000 4.500%,  5/1/2028
a
28,846
CSG Systems International, Inc.,
Convertible
49,000 3.875%,  9/15/2028 49,343
Dayforce, Inc., Convertible
101,000 0.250%,  3/15/2026 97,061
Dell International, LLC/EMC
Corporation
32,000 5.300%,  10/1/2029 32,307
Dell, Inc.
45,000 6.500%,  4/15/2038 47,073
Diebold Nixdorf, Inc.
32,000 7.750%,  3/31/2030
a
32,850
Fiserv, Inc.
67,000 5.350%,  3/15/2031 68,105
22,000 5.600%,  3/2/2033 22,282
67,000 5.450%,  3/15/2034 67,041
94,000 5.150%,  8/12/2034 91,850
Gen Digital, Inc.
5,000 6.750%,  9/30/2027
a
5,075
63,000 7.125%,  9/30/2030
a
64,606
Global Payments, Inc.
42,000 5.950%,  8/15/2052
f
40,714
17,000 2.650%,  2/15/2025 16,947
65,000 4.950%,  8/15/2027 65,088
42,000 3.200%,  8/15/2029 38,471
Global Payments, Inc., Convertible
68,000 1.500%,  3/1/2031
a
66,572
Hewlett Packard Enterprise
Company
77,000 4.850%,  10/15/2031 75,096
IBM International Capital Private,
Ltd.
33,000 5.300%,  2/5/2054 30,402
II-VI, Inc.
58,000 5.000%,  12/15/2029
a
55,349
InterDigital, Inc., Convertible
48,000 3.500%,  6/1/2027 120,594
Iron Mountain, Inc.
109,000 5.000%,  7/15/2028
a
105,361
156,000 4.875%,  9/15/2029
a
148,259
30,000 5.250%,  7/15/2030
a
28,637
218,000 4.500%,  2/15/2031
a
199,298
Jabil, Inc.
43,000 5.450%,  2/1/2029 43,351
Marvell Technology, Inc.
42,000 2.950%,  4/15/2031 36,841
Mastercard, Inc.
46,000 2.000%,  11/18/2031 38,214
12,000 4.875%,  5/9/2034 11,814
Microchip Technology, Inc.
20,000 5.050%,  3/15/2029 19,959
Principal
Amount Long-Term Fixed Income  83.8% Value
Technology  3.4% - continued
Microchip Technology, Inc.,
Convertible
$ 44,000 0.750%,  6/1/2030
a
$ 40,458
MKS Instruments, Inc., Convertible
123,000 1.250%,  6/1/2030
a
119,064
Moody's Corporation
43,000 4.250%,  8/8/2032 40,802
NCR Atleos Corporation
42,000 9.500%,  4/1/2029
a
45,499
NCR Voyix Corporation
73,000 5.000%,  10/1/2028
a
70,214
43,000 5.125%,  4/15/2029
a
41,140
Neptune Bidco US, Inc.
166,000 9.290%,  4/15/2029
a
154,401
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
21,000 2.700%,  5/1/2025 20,855
42,000 4.300%,  6/18/2029 40,769
ON Semiconductor Corporation,
Convertible
48,000 Zero Coupon,  5/1/2027 62,832
50,000 0.500%,  3/1/2029 47,075
Open Text Holdings, Inc.
180,000 4.125%,  2/15/2030
a
163,238
Oracle Corporation
88,000 5.375%,  9/27/2054 81,111
121,000 6.900%,  11/9/2052 135,487
142,000 2.950%,  4/1/2030 128,185
63,000 6.250%,  11/9/2032 66,766
PayPal Holdings, Inc.
72,000 5.500%,  6/1/2054 70,315
Pitney Bowes, Inc.
26,000 6.875%,  3/15/2027
a
25,874
Progress Software Corporation,
Convertible
18,000 1.000%,  4/15/2026 21,592
14,000 3.500%,  3/1/2030
a
16,452
RingCentral, Inc.
115,000 8.500%,  8/15/2030
a
121,672
Rocket Software, Inc.
63,000 9.000%,  11/28/2028
a
65,242
S&P Global, Inc.
46,000 2.900%,  3/1/2032 40,136
Salesforce.com, Inc.
116,000 1.950%,  7/15/2031 97,356
Seagate HDD Cayman
93,330 9.625%,  12/1/2032 105,168
Semtech Corporation, Convertible
36,000 1.625%,  11/1/2027 63,558
Sensata Technologies, Inc.
28,000 3.750%,  2/15/2031
a
24,479
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
50,000 4.625%,  11/1/2026
a
49,375
SS&C Technologies, Inc.
104,000 5.500%,  9/30/2027
a
103,003
22,000 6.500%,  6/1/2032
a
22,192
Synaptics, Inc., Convertible
48,000 0.750%,  12/1/2031
a
48,257
Texas Instruments, Inc.
30,000 5.150%,  2/8/2054 28,084

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Technology  3.4% - continued
UKG, Inc.
$ 60,000 6.875%,  2/1/2031
a
$ 60,872
Verint Systems, Inc., Convertible
28,000 0.250%,  4/15/2026 26,250
Verisk Analytics, Inc.
95,000 5.250%,  6/5/2034 93,836
Viavi Solutions, Inc.
138,000 3.750%,  10/1/2029
a
124,440
Viavi Solutions, Inc., Convertible
35,000 1.625%,  3/15/2026 35,700
Vishay Intertechnology, Inc.,
Convertible
76,000 2.250%,  9/15/2030 67,830
VMware, LLC
82,000 1.400%,  8/15/2026 77,680
141,000 4.700%,  5/15/2030 137,951
61,000 2.200%,  8/15/2031 50,602
Western Digital Corporation,
Convertible
86,000 3.000%,  11/15/2028 113,950
Xerox Holdings Corporation
14,000 5.000%,  8/15/2025
a
13,928
147,000 5.500%,  8/15/2028
a
126,093
Xerox Holdings Corporation,
Convertible
55,000 3.750%,  3/15/2030
a,f
41,305
Xilinx, Inc.
24,000 2.375%,  6/1/2030 21,153
Ziff Davis, Inc., Convertible
28,000 3.625%,  3/1/2028
a
27,354
Total 6,444,804
Transportation  0.9%
Air Canada
131,000 3.875%,  8/15/2026
a
127,281
Air Transport Services Group, Inc.,
Convertible
37,000 3.875%,  8/15/2029 36,600
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
142,500 5.500%,  4/20/2026
a
142,039
50,568 5.750%,  4/20/2029
a
50,148
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
71,000 5.375%,  3/1/2029
a,f
66,410
Burlington Northern Santa Fe, LLC
36,000 5.500%,  3/15/2055 35,364
DCLI Bidco, LLC
40,000 7.750%,  11/15/2029
a
40,896
Delta Air Lines, Inc.
91,000 4.375%,  4/19/2028 88,740
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
31,692 4.500%,  10/20/2025
a
31,493
ERAC USA Finance, LLC
51,000 5.200%,  10/30/2034
a
50,384
Mileage Plus Holdings, LLC
63,000 6.500%,  6/20/2027
a
63,397
Norfolk Southern Corporation
65,000 4.450%,  3/1/2033 62,016
Principal
Amount Long-Term Fixed Income  83.8% Value
Transportation  0.9% - continued
OneSky Flight, LLC
$ 33,000 8.875%,  12/15/2029
a
$ 33,023
Penske Truck Leasing Company,
LP/PTL Finance Corporation
41,000 1.200%,  11/15/2025
a
39,698
31,000 5.750%,  5/24/2026
a
31,316
42,000 1.700%,  6/15/2026
a
40,096
Rand Parent, LLC
108,000 8.500%,  2/15/2030
a,f
108,592
RXO, Inc.
74,000 7.500%,  11/15/2027
a
76,010
Ryder System, Inc.
51,000 2.850%,  3/1/2027 48,946
Southwest Airlines Company
42,000 5.125%,  6/15/2027 42,187
Southwest Airlines Company,
Convertible
61,000 1.250%,  5/1/2025 62,617
Stena International SA
87,000 7.250%,  1/15/2031
a
88,771
United Airlines, Inc.
156,000 4.375%,  4/15/2026
a
153,388
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
36,000 7.875%,  5/1/2027
a
35,041
60,000 6.375%,  2/1/2030
a,f
52,429
Total 1,606,882
U.S. Government & Agencies  5.9%
Federal National Mortgage
Association - REMIC
300,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 280,105
U.S. Treasury Notes
600,000 4.750%,  7/31/2025 601,652
1,000,000 4.250%,  12/31/2025 1,000,254
800,000 4.625%,  6/30/2026 804,284
5,300,000 4.375%,  7/31/2026 5,308,745
1,980,000 1.250%,  12/31/2026 1,867,467
300,000 4.125%,  7/31/2028 297,930
450,000 4.125%,  11/15/2032 438,893
400,000 3.375%,  5/15/2033 367,591
100,000 4.500%,  11/15/2033 99,547
Total 11,066,468
Utilities  3.2%
AEP Texas, Inc.
43,000 4.700%,  5/15/2032 41,141
AES Corporation
35,000 7.600%,  1/15/2055
b
35,949
81,000 3.950%,  7/15/2030
a
74,666
Algonquin Power & Utilities
Corporation
141,000 4.750%,  1/18/2082
b
132,387
Alliant Energy Corporation,
Convertible
25,000 3.875%,  3/15/2026 25,650
Alpha Generation, LLC
38,000 6.750%,  10/15/2032
a
37,596
Ameren Corporation
52,000 1.750%,  3/15/2028 47,044

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Utilities  3.2% - continued
American Electric Power
Company, Inc.
$ 48,000 6.950%,  12/15/2054
b
$ 49,525
42,000 2.300%,  3/1/2030 36,543
22,000 5.625%,  3/1/2033 22,225
American Water Capital
Corporation
49,000 5.450%,  3/1/2054 46,856
American Water Capital
Corporation, Convertible
38,000 3.625%,  6/15/2026 37,506
Arizona Public Service Company
37,000 5.550%,  8/1/2033 37,002
Atmos Energy Corporation
52,000 5.000%,  12/15/2054 46,838
Calpine Corporation
135,000 4.500%,  2/15/2028
a
129,480
CenterPoint Energy, Inc.
45,000 7.000%,  2/15/2055
b
46,288
14,000 6.700%,  5/15/2055
b
13,923
62,000 1.450%,  6/1/2026 59,218
63,000 2.650%,  6/1/2031 54,129
CenterPoint Energy, Inc.,
Convertible
40,000 4.250%,  8/15/2026 40,860
Consolidated Edison Company of
New York, Inc.
109,000 5.700%,  5/15/2054 108,423
Constellation Energy Generation,
LLC
51,000 5.750%,  3/15/2054 49,585
43,000 5.800%,  3/1/2033 43,938
Dominion Energy, Inc.
59,000 6.875%,  2/1/2055
b
61,310
59,000 7.000%,  6/1/2054
b
62,303
52,000 3.375%,  4/1/2030 47,831
DTE Energy Company
39,000 4.875%,  6/1/2028 38,863
Duke Energy Carolinas, LLC
88,000 5.400%,  1/15/2054 84,287
Duke Energy Corporation
52,000 3.250%,  1/15/2082
b
48,336
61,000 5.800%,  6/15/2054 59,420
32,000 6.450%,  9/1/2054
b
32,389
107,000 2.450%,  6/1/2030 93,787
43,000 4.500%,  8/15/2032 40,963
35,000 5.750%,  9/15/2033 35,884
Duke Energy Corporation,
Convertible
62,000 4.125%,  4/15/2026 63,550
Duke Energy Ohio, Inc.
33,000 5.550%,  3/15/2054 31,906
Edison International
69,000 7.875%,  6/15/2054
b
71,267
58,000 4.950%,  4/15/2025 57,952
65,000 5.000%,  12/15/2026
b,i
63,357
73,000 5.450%,  6/15/2029 73,660
Enel Finance International NV
81,000 1.625%,  7/12/2026
a
77,215
Entergy Corporation
42,000 1.900%,  6/15/2028 37,936
Principal
Amount Long-Term Fixed Income  83.8% Value
Utilities  3.2% - continued
Evergy, Inc., Convertible
$ 53,000 4.500%,  12/15/2027 $ 57,531
Eversource Energy
73,000 4.600%,  7/1/2027 72,496
Exelon Corporation
137,000 5.600%,  3/15/2053 131,819
42,000 4.050%,  4/15/2030 40,025
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
96,152
FirstEnergy Corporation,
Convertible
56,000 4.000%,  5/1/2026 56,196
Georgia Power Company
27,000 4.950%,  5/17/2033 26,441
ITC Holdings Corporation
42,000 4.950%,  9/22/2027
a
42,061
Jersey Central Power & Light
Company
86,000 2.750%,  3/1/2032
a
73,040
Lightning Power, LLC
76,000 7.250%,  8/15/2032
a
78,138
MidAmerican Energy Company
133,000 5.300%,  2/1/2055 125,637
National Rural Utilities Cooperative
Finance Corporation
22,000 4.850%,  2/7/2029 22,011
NextEra Energy Capital Holdings,
Inc.
20,000 3.800%,  3/15/2082
b
19,027
64,000 6.750%,  6/15/2054
b
65,567
42,000 6.051%,  3/1/2025 42,074
42,000 2.250%,  6/1/2030 36,313
NextEra Energy Capital Holdings,
Inc., Convertible
32,000 3.000%,  3/1/2027
a
37,056
NextEra Energy Operating
Partners, LP
139,000 3.875%,  10/15/2026
a
132,907
NiSource, Inc.
15,000 6.375%,  3/31/2055
b
14,932
34,000 6.950%,  11/30/2054
b
34,616
42,000 2.950%,  9/1/2029 38,444
Northern States Power Company/
MN
31,000 5.400%,  3/15/2054 29,881
NRG Energy, Inc.
53,000 2.000%,  12/2/2025
a
51,463
50,000 10.250%,  3/15/2028
a,b,i
55,202
51,000 3.375%,  2/15/2029
a
46,271
75,000 5.250%,  6/15/2029
a
72,842
35,000 6.000%,  2/1/2033
a
33,993
35,000 6.250%,  11/1/2034
a
34,330
NRG Energy, Inc., Convertible
26,000 2.750%,  6/1/2048
f
57,044
Oncor Electric Delivery Company,
LLC
62,000 5.550%,  6/15/2054
a
60,400
Pacific Gas and Electric Company
33,000 6.750%,  1/15/2053 35,955
67,000 5.550%,  5/15/2029 68,093
69,000 6.950%,  3/15/2034 75,570

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.8% Value
Utilities  3.2% - continued
PG&E Corporation
$ 17,000 7.375%,  3/15/2055
b
$ 17,446
67,000 5.000%,  7/1/2028 65,455
PG&E Corporation, Convertible
53,000 4.250%,  12/1/2027
a
57,478
Pinnacle West Capital Corporation,
Convertible
12,000 4.750%,  6/15/2027
a
12,576
PPL Capital Funding, Inc.
84,000 5.250%,  9/1/2034 82,672
Public Service Enterprise Group,
Inc.
30,000 5.875%,  10/15/2028 30,942
42,000 1.600%,  8/15/2030 34,977
San Diego Gas & Electric
Company
33,000 5.550%,  4/15/2054 31,983
Sempra
30,000 6.550%,  4/1/2055
b
29,765
30,000 6.625%,  4/1/2055
b
29,955
32,000 6.400%,  10/1/2054
b
31,729
30,000 6.875%,  10/1/2054
b
30,335
30,000 4.875%,  10/15/2025
b,i
29,610
Southern California Edison
Company
70,000 5.450%,  6/1/2031 71,128
21,000 5.950%,  11/1/2032 21,902
Southern Company
40,000 5.700%,  10/15/2032 41,088
102,000 4.850%,  3/15/2035 97,311
41,000 4.000%,  1/15/2051
b
40,178
106,000 3.750%,  9/15/2051
b
101,508
Southern Company, Convertible
72,000 3.875%,  12/15/2025 75,636
37,000 4.500%,  6/15/2027
a
38,498
TerraForm Power Operating, LLC
196,000 5.000%,  1/31/2028
a
188,836
TXNM Energy, Inc., Convertible
55,000 5.750%,  6/1/2054
a
63,673
Virginia Electric and Power
Company
52,000 5.350%,  1/15/2054 48,902
Vistra Corporation
48,000 8.000%,  10/15/2026
a,b,i
48,987
122,000 7.000%,  12/15/2026
a,b,i
122,696
Vistra Operations Company, LLC
279,000 5.000%,  7/31/2027
a
273,753
WEC Energy Group, Inc.,
Convertible
20,000 4.375%,  6/1/2027
a
21,290
35,000 4.375%,  6/1/2029
a
37,677
Xcel Energy, Inc.
51,000 4.000%,  6/15/2028 49,349
65,000 4.600%,  6/1/2032 61,858
Total 6,051,708
Total Long-Term Fixed Income
(cost $160,160,165) 156,685,450
Shares
Registered Investment
Companies   12.5% Value
U.S. Affiliated   8.9%
2,031,083 Thrivent Core Emerging Markets
Debt Fund $ 16,533,015
Total 16,533,015
U.S. Unaffiliated   3.6%
6,977 abrdn Asia-Pacific Income Fund,
Inc. 102,701
23,877 abrdn Income Credit Strategies
Fund 142,546
5,531 abrdn Total Dynamic Dividend
Fund 46,516
13,565 AllianceBernstein Global High
Income Fund, Inc. 145,552
18,858 Allspring Income Opportunities
Fund 129,932
710 Barings Global Short Duration
High Yield Fund 10,962
2,847 BlackRock Capital Allocation Term
Trust 43,132
2,425 BlackRock Core Bond Trust 25,366
13,357 BlackRock Corporate High Yield
Fund, Inc. 131,032
14,785 BlackRock Credit Allocation
Income Trust 154,651
2,248 BlackRock Debt Strategies Fund,
Inc. 24,189
2,551 BlackRock Enhanced Equity
Dividend Trust 21,122
13,680 BlackRock Enhanced Global
Dividend Trust 147,334
9,754 BlackRock Enhanced International
Dividend Trust 51,794
358 BlackRock Floating Rate Income
Strategies Fund, Inc. 4,923
5,032 BlackRock Income Trust, Inc. 57,969
8,813 BlackRock Multi-Sector Income
Trust 128,670
12,135 Blackstone Strategic Credit 2027
Term Fund 148,411
1,082 BNY Mellon High Yield Strategies
Fund 2,759
8,846 Cornerstone Strategic Investment
Fund, Inc. 75,987
13,913 Eaton Vance Limited Duration
Income Fund 135,930
6,064 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 49,543
2,000 Invesco Senior Loan ETF 42,140
24,707 iShares iBoxx $ Investment Grade
Corporate Bond ETF
f
2,639,696
2,000 iShares Preferred and Income
Securities ETF
f
62,880
260 New America High Income Fund,
Inc. 2,124
25,612 Nuveen Credit Strategies Income
Fund 145,732
1,581 Nuveen Floating Rate Income
Fund/Closed-End Fund 14,103
272 Nuveen Global High Income Fund 3,493
10,278 Nuveen Preferred Income
Opportunities Fund 80,785
11,754 PGIM Global High Yield Fund, Inc. 144,809
10,655 PGIM High Yield Bond Fund, Inc. 145,760
5,770 Pimco Dynamic Income Fund 105,822

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies  12.5% Value
U.S. Unaffiliated   3.6%  - continued
8,234 PIMCO High Income Fund $ 40,017
7,667 PIMCO Income Strategy Fund II 57,119
1,224 Tri-Continental Corporation 38,788
6,016 Vanguard Intermediate-Term
Corporate Bond ETF
f
482,904
6,541 Vanguard Short-Term Corporate
Bond ETF 510,263
10,701 Virtus Convertible & Income Fund 37,132
9,712 Virtus Dividend, Interest &
Premium Strategy Fund 122,662
2,300 Virtus Equity & Convertible Income
Fund 56,718
251 Voya Asia Pacific High Dividend
Equity Income Fund 1,521
21,985 Voya Global Equity Dividend &
Premium Opportunity Fund 119,159
2,627 Western Asset Diversified Income
Fund 37,435
33,077 Western Asset High Income
Opportunity Fund, Inc. 129,993
Total 6,802,076
Total Registered Investment
Companies (cost $25,564,192) 23,335,091
Shares
Collateral Held for Securities
Loaned 2.8% Value
5,180,818 Thrivent Cash Management Trust 5,180,818
Total Collateral Held for
Securities Loaned
(cost $5,180,818) 5,180,818
Shares Preferred Stock 1.3% Value
Basic Materials  <0.1%
1,615 Albemarle Corporation,
Convertible, 7.250% 65,714
Total 65,714
Capital Goods  0.1%
3,225 Boeing Company, Convertible,
6.000% 196,370
Total 196,370
Communications Services  0.1%
4,075 AT&T, Inc., 4.750%
i
80,889
3,500 Telephone and Data Systems, Inc.,
6.000%
i
60,550
Total 141,439
Financials  0.9%
1,425 AEGON Funding Company, LLC,
5.100% 28,927
3,200 Allstate Corporation, 5.100%
i
70,016
1,080 Apollo Global Management, Inc.,
Convertible, 6.750% 93,863
1,063 Ares Management Corporation,
Convertible, 6.750% 58,508
1,450 Athene Holding, Ltd., 5.625%
i
29,783
4,350 Bank of America Corporation,
4.250%
i
80,910
3,300 Bank of America Corporation,
4.375%
i
64,086
Shares Preferred Stock  1.3% Value
Financials  0.9% - continued
1,650 Bank of America Corporation,
4.750%
i
$ 34,320
3,300 Bank of America Corporation,
5.000%
i
71,280
91 Bank of America Corporation,
Convertible, 7.250%
i
110,952
725 Capital One Financial Corporation,
4.800%
i
13,275
2,600 Capital One Financial Corporation,
5.000%
i
49,452
725 Charles Schwab Corporation,
4.450%
i
14,145
525 Citizens Financial Group, Inc.,
7.375%
i
13,650
1,275 Corebridge Financial, Inc., 6.375% 32,500
1,275 Equitable Holdings, Inc., 5.250%
i
26,086
1,450 Fifth Third Bancorp, 4.950%
i
30,406
1,450 Huntington Bancshares, Inc./OH,
4.500%
i
25,694
3,600 J.P. Morgan Chase & Company,
4.200%
i
68,004
3,300 J.P. Morgan Chase & Company,
4.625%
i
68,739
3,125 J.P. Morgan Chase & Company,
4.750%
i
66,719
725 KeyCorp, 5.650%
i
15,624
2,000 KeyCorp, 6.200%
b,i
48,780
725 MetLife, Inc., 4.750%
i
14,978
2,300 Morgan Stanley, 4.250%
i
42,343
1,380 Morgan Stanley, 5.850%
b,i
33,589
2,200 Morgan Stanley, 7.125%
b,i
55,506
2,925 Public Storage, 4.125%
i
52,153
668 Public Storage, 4.625%
i
12,966
100 Public Storage, 4.700%
i
1,965
1,450 Regions Financial Corporation,
4.450%
i
25,766
550 Regions Financial Corporation,
5.700%
b,i
13,332
425 Synovus Financial Corporation,
8.397%
b,i
11,029
1,450 Truist Financial Corporation,
4.750%
i
27,985
1,800 U.S. Bancorp, 4.000%
i
31,806
2,000 Wells Fargo & Company, 4.250%
i
36,460
3,300 Wells Fargo & Company, 4.375%
i
62,238
1,450 Wells Fargo & Company, 4.700%
i
28,986
1,750 Wells Fargo & Company, 4.750%
i
35,700
110 Wells Fargo & Company,
Convertible, 7.500%
i
131,374
Total 1,733,895
Technology  0.1%
1,103 Hewlett Packard Enterprise
Company, Convertible, 7.625% 69,169
Total 69,169
Utilities  0.1%
4,025 CMS Energy Corporation, 4.200%
i
75,267
876 NextEra Energy, Inc., Convertible,
6.926% 35,846
69 Nextera Energy, Inc., Convertible,
7.234%
k
3,146
944 NextEra Energy, Inc., Convertible,
7.299% 46,058

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  1.3% Value
Utilities  0.1% - continued
2,875 Southern Company, 4.950% $ 59,513
Total 219,830
Total Preferred Stock
(cost $2,677,969) 2,426,417
Shares Common Stock <0.1% Value
Communications Services  <0.1%
46 Liberty Media Corporation-Liberty
Formula One Group
k
4,262
Total 4,262
Financials  <0.1%
428 AGNC Investment Corporation 3,942
236 Annaly Capital Management, Inc. 4,319
445 Apollo Commercial Real Estate
Finance, Inc. 3,854
54 Block, Inc.
k
4,589
224 Chimera Investment Corporation 3,136
761 Rithm Capital Corporation 8,242
Total 28,082
Materials  <0.1%
674 United States Steel Corporation 22,909
Total 22,909
Total Common Stock
(cost $62,588) 55,253
Shares or
Principal
Amount Short-Term Investments 2.2% Value
Federal Home Loan Bank Discount
Notes
100,000 4.470%, 1/2/2025
l,m
99,977
100,000 4.545%, 1/8/2025
l,m
99,906
Thrivent Core Short-Term Reserve
Fund
365,446 4.730% 3,654,464
U.S. Treasury Bills
100,000 4.405%, 2/13/2025
l,n
99,505
100,000 4.344%, 2/20/2025
l,n
99,432
Total Short-Term Investments
(cost $4,051,510) 4,053,284
Total Investments (cost
$197,697,242) 102.6% $191,736,313
Other Assets and Liabilities, Net
(2.6%) (4,825,892)
Total Net Assets 100.0% $186,910,421
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2024, the value of these investments was $79,531,381 or
42.6% of total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2024.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2024.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Portfolio as of December 31, 2024
was $17,400 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of December 31, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 70,948
Credit Suisse Group AG  8/24/2015 118,598

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of December 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 2,013,821
Common Stock 3,017,331
Total lending $5,031,152
Gross amount payable upon return of
collateral for securities loaned $5,180,818
Net amounts due to counterparty $149,666
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,924,694
Gross unrealized depreciation (9,052,648)
Net unrealized appreciation (depreciation) $ (7,127,954)
Cost for federal income tax purposes $ 198,824,357

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 26,098,021 – 26,098,021 –
Basic Materials 3,104,989 – 3,104,989 –
Capital Goods 6,030,994 – 6,030,994 –
Collateralized Mortgage Obligations 18,304,680 – 18,304,680 –
Commercial Mortgage-Backed Securities 1,254,052 – 1,254,052 –
Communications Services 7,674,089 – 7,674,089 –
Consumer Cyclical 10,511,708 – 10,511,708 –
Consumer Non-Cyclical 9,162,760 – 9,162,760 –
Energy 8,747,486 – 8,747,486 –
Financials 22,715,390 – 22,715,390 –
Foreign Government 230,973 – 230,973 –
Mortgage-Backed Securities 17,680,446 – 17,680,446 –
Technology 6,444,804 – 6,444,804 –
Transportation 1,606,882 – 1,606,882 –
U.S. Government & Agencies 11,066,468 – 11,066,468 –
Utilities 6,051,708 – 6,051,708 –
Registered Investment Companies
U.S. Unaffiliated 6,802,076 6,802,076 – –
Preferred Stock
Basic Materials 65,714 65,714 – –
Capital Goods 196,370 196,370 – –
Communications Services 141,439 141,439 – –
Financials 1,733,895 1,733,895 – –
Technology 69,169 69,169 – –
Utilities 219,830 219,830 – –
Common Stock
Communications Services 4,262 4,262 – –
Financials 28,082 28,082 – –
Materials 22,909 22,909 – –
Short-Term Investments 398,820 – 398,820 –
Subtotal Investments in Securities $166,368,016 $9,283,746 $157,084,270 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 16,533,015
Affiliated Short-Term Investments 3,654,464
Collateral Held for Securities Loaned 5,180,818
Subtotal Other Investments $25,368,297
Total Investments at Value $191,736,313
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Opportunity Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 5,468 5,468 – –
Total Asset Derivatives $5,468 $5,468 $– $–
Liability Derivatives
Futures Contracts 21,612 21,612 – –
Credit Default Swaps 23,766 – 23,766 –
Total Liability Derivatives $45,378 $21,612 $23,766 $–

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of December 31, 2024. Investments and/or cash totaling
$199,883 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 20 March 2025 $ 2,196,612 ( $ 21,612)
CBOT 2-Yr. U.S. Treasury Note 42 March 2025 8,630,126 5,468
Total Futures Long Contracts $ 10,826,738 ( $ 16,144)
Total Futures Contracts $ 10,826,738 ($16,144)
The following table presents Opportunity Income Plus Portfolio's credit default swap contracts held as of December 31, 2024. Investments totaling
$198,937 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 43, 5 Year, at 5.00%, Quarterly Buy 12/20/2029 $ 2,200,000 $ – ( $ 23,766) ( $ 23,766)
Total Credit Default Swaps $– ($23,766) ($23,766)
1 As the buyer of protection, Opportunity Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for Opportunity Income
Plus Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 5,468
Total Interest Rate Contracts 5,468
Total Asset Derivatives $5,468
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 21,612
Total Interest Rate Contracts 21,612
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 23,766
Total Credit Contracts 23,766
Total Liability Derivatives $45,378
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 55,334
Total Interest Rate Contracts
55,334
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (153,471)
Total Credit Contracts
(153,471)
Total ($98,137)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (84,034)
Total Interest Rate Contracts (84,034)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 39,188
Total Credit Contracts 39,188
Total ($44,846)
The following table presents Opportunity Income Plus Portfolio's average volume of derivative activity during the period ended December 31,
2024.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $9,445,505
Futures - Short (322,004)
Credit Contracts
Credit Default Swaps - Buy Protection (104,295)

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $16,046 $4,725 $4,105 $16,533 2,031 8.9%
Total U.S. Affiliated Registered Investment
Companies 16,046 16,533 8.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% 7,293 101,445 105,084 3,654 365 2.0
Total Affiliated Short-Term Investments 7,293 3,654 2.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,208 61,277 60,304 5,181 5,181 2.8
Total Collateral Held for Securities Loaned 4,208 5,181 2.8
Total Value $27,547 $25,368
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($777) $644 $ – $992
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% – – – 468
Total Income/Non Cash Income from Affiliated
Investments $1,460
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 39
Total Affiliated Income from Securities Loaned, Net $39
Total Value ($777) $644 $ –

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.4% Value
Data Center REITs  11.6%
26,844 Digital Realty Trust, Inc. $ 4,760,247
12,915 Equinix, Inc. 12,177,424
Total 16,937,671
Diversified REITs  5.3%
13,703 Alpine Income Property Trust, Inc. 230,073
23,707 American Assets Trust, Inc. 622,546
157,461 Broadstone Net Lease, Inc. 2,497,332
77,900 CTO Realty Growth, Inc. 1,535,409
92,726 Essential Properties Realty Trust,
Inc. 2,900,469
Total 7,785,829
Health Care REITs  12.5%
36,267 Alexandria Real Estate Equities,
Inc. 3,537,846
96,292 CareTrust REIT, Inc. 2,604,699
4,576 Healthpeak Properties, Inc. 92,755
12,917 Omega Healthcare Investors, Inc. 488,908
155,496 Sabra Health Care REIT, Inc. 2,693,191
8,908 Sila Realty Trust, Inc. 216,642
24,739 Ventas, Inc. 1,456,880
57,197 Welltower, Inc. 7,208,538
Total 18,299,459
Hotel & Resort REITs  2.6%
119,076 DiamondRock Hospitality
Company 1,075,256
26,558 Ryman Hospitality Properties 2,771,062
Total 3,846,318
Industrial REITs  11.9%
237,418 Industrial Logistics Properties Trust 866,576
9,504 Innovative Industrial Properties,
Inc. 633,346
104,748 Prologis, Inc. 11,071,864
78,673 Rexford Industrial Realty, Inc. 3,041,498
51,737 STAG Industrial, Inc. 1,749,745
271 Terreno Realty Corporation 16,027
Total 17,379,056
Multi-Family Residential REITs  8.1%
22,488 AvalonBay Communities, Inc. 4,946,685
19,719 Equity Residential 1,415,035
15,208 Essex Property Trust, Inc. 4,340,972
37,994 Independence Realty Trust, Inc. 753,801
2,605 Mid-America Apartment
Communities, Inc. 402,655
Total 11,859,148
Office REITs  0.7%
9,293 BXP, Inc. 691,028
8,297 Cousins Properties, Inc. 254,220
1,820 SL Green Realty Corporation 123,614
Total 1,068,862
Other Specialized REITs  9.7%
47,164 Iron Mountain, Inc. 4,957,408
4,214 Lamar Advertising Company 513,012
123,260 Outfront Media, Inc. 2,186,632
414 Safehold, Inc. 7,651
196,538 Uniti Group, Inc. 1,080,959
Shares Common Stock  98.4% Value
Other Specialized REITs  9.7% - continued
188,327 VICI Properties, Inc. $ 5,501,032
Total 14,246,694
Retail REITs  19.5%
115,848 Brixmor Property Group, Inc. 3,225,208
85,083 InvenTrust Properties Corporation 2,563,551
164,745 Kimco Realty Corporation 3,859,975
84,827 Kite Realty Group Trust 2,141,034
66,517 Realty Income Corporation 3,552,673
48,624 Regency Centers Corporation 3,594,772
41,216 Simon Property Group, Inc. 7,097,808
76,686 Tanger, Inc. 2,617,293
Total 28,652,314
Self-Storage REITs  3.9%
13,375 Extra Space Storage, Inc. 2,000,900
12,215 Public Storage 3,657,660
Total 5,658,560
Single-Family Residential REITs  1.4%
21,371 Invitation Homes, Inc. 683,231
11,585 Sun Communities, Inc. 1,424,607
Total 2,107,838
Telecom Tower REITs  10.7%
56,696 American Tower Corporation 10,398,613
30,894 Crown Castle, Inc. 2,803,940
12,361 SBA Communications Corporation 2,519,172
Total 15,721,725
Timber REITs  0.5%
26,971 Weyerhaeuser Company 759,234
Total 759,234
Total Common Stock
(cost $108,311,761) 144,322,708
Shares or
Principal
Amount Short-Term Investments 1.2% Value
Federal Home Loan Bank Discount
Notes
100,000 4.470%, 1/22/2025
a,b
99,742
Thrivent Core Short-Term Reserve
Fund
163,710 4.730% 1,637,104
Total Short-Term Investments
(cost $1,736,843) 1,736,846
Total Investments (cost
$110,048,604) 99.6% $146,059,554
Other Assets and Liabilities, Net
0.4% 587,811
Total Net Assets 100.0% $146,647,365
a The interest rate shown reflects the yield.
b All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 38,511,752
Gross unrealized depreciation (3,116,467)
Net unrealized appreciation (depreciation) $ 35,395,285
Cost for federal income tax purposes $ 110,629,408
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Data Center REITs 16,937,671 16,937,671 – –
Diversified REITs 7,785,829 7,785,829 – –
Health Care REITs 18,299,459 18,299,459 – –
Hotel & Resort REITs 3,846,318 3,846,318 – –
Industrial REITs 17,379,056 17,379,056 – –
Multi-Family Residential REITs 11,859,148 11,859,148 – –
Office REITs 1,068,862 1,068,862 – –
Other Specialized REITs 14,246,694 14,246,694 – –
Retail REITs 28,652,314 28,652,314 – –
Self-Storage REITs 5,658,560 5,658,560 – –
Single-Family Residential REITs 2,107,838 2,107,838 – –
Telecom Tower REITs 15,721,725 15,721,725 – –
Timber REITs 759,234 759,234 – –
Short-Term Investments 99,742 – 99,742 –
Subtotal Investments in Securities $144,422,450 $144,322,708 $99,742 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,637,104
Subtotal Other Investments $1,637,104
Total Investments at Value $146,059,554
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Real Estate Securities Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 34,861 34,861 – –
Total Liability Derivatives $34,861 $34,861 $– $–

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Real Estate Securities Portfolio's futures contracts held as of December 31, 2024. Investments and/or cash totaling
$99,743 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 36 March 2025 $ 1,103,296 ( $ 34,861)
Total Futures Long Contracts $ 1,103,296 ( $ 34,861)
Total Futures Contracts $ 1,103,296 ($34,861)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for Real Estate Securities
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 34,861
Total Equity Contracts 34,861
Total Liability Derivatives $34,861
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
Real Estate Securities Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 273,772
Total Equity Contracts
273,772
Total $273,772
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for Real Estate Securities Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (77,671)
Total Equity Contracts (77,671)
Total ($77,671)
The following table presents Real Estate Securities Portfolio's average volume of derivative activity during the period ended December 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,149,110

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $905 $16,267 $15,535 $1,637 164 1.1%
Total Affiliated Short-Term Investments 905 1,637 1.1
Total Value $905 $1,637
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $– $– $ – $60
Total Income/Non Cash Income from Affiliated
Investments $60
Total Value $– $– $ –

Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 96.7% Value
Communications Services  3.1%
79,625 Cargurus, Inc.
a
$ 2,909,497
55,194 QuinStreet, Inc.
a
1,273,326
Total 4,182,823
Consumer Discretionary  12.8%
13,799 Boot Barn Holdings, Inc.
a
2,094,964
17,929 Champion Homes, Inc.
a
1,579,545
6,341 Grand Canyon Education, Inc.
a
1,038,656
4,120 Group 1 Automotive, Inc. 1,736,498
6,534 Installed Building Products, Inc. 1,145,083
12,487 Modine Manufacturing Company
a
1,447,618
20,688 Patrick Industries, Inc. 1,718,759
12,114 SharkNinja, Inc.
a
1,179,419
37,017 Stoneridge, Inc.
a
232,096
9,169 Texas Roadhouse, Inc. 1,654,363
3,740 Wingstop, Inc. 1,062,908
20,572 Wyndham Hotels & Resorts, Inc. 2,073,452
Total 16,963,361
Consumer Staples  4.1%
10,990 e.l.f. Beauty, Inc.
a
1,379,794
15,686 J & J Snack Foods Corporation 2,433,369
3,377 Lancaster Colony Corporation 584,694
29,767 Vita Coco Company, Inc.
a
1,098,700
Total 5,496,557
Energy  2.2%
4,631 Gulfport Energy Corporation
a
853,030
19,051 Matador Resources Company 1,071,810
35,364 TechnipFMC plc 1,023,434
Total 2,948,274
Financials  7.8%
28,939 Glacier Bancorp, Inc. 1,453,317
11,007 Hamilton Lane, Inc. 1,629,586
9,133 Houlihan Lokey, Inc. 1,586,037
3,426 Kinsale Capital Group, Inc. 1,593,535
6,779 RLI Corporation 1,117,383
32,196 Triumph Financial, Inc.
a
2,925,972
Total 10,305,830
Health Care  17.4%
1,750 Argenx SE ADR
a
1,076,250
17,641 Encompass Health Corporation 1,629,146
33,220 Globus Medical, Inc.
a
2,747,626
21,166 Haemonetics Corporation
a
1,652,641
17,377 HealthEquity, Inc.
a
1,667,323
9,807 Inspire Medical Systems, Inc.
a
1,818,022
9,967 Natera, Inc.
a
1,577,776
9,607 Penumbra, Inc.
a
2,281,470
12,038 Repligen Corporation
a
1,732,750
36,109 RxSight, Inc.
a
1,241,428
106,120 scPharmaceuticals, Inc.
a
375,665
71,469 Stevanato Group SPA 1,557,310
39,836 Twist Bioscience Corporation
a
1,851,179
33,754 Vericel Corporation
a
1,853,432
Total 23,062,018
Industrials  22.3%
14,558 AAR Corporation
a
892,114
28,884 Atmus Filtration Technologies, Inc. 1,131,675
Shares Common Stock  96.7% Value
Industrials  22.3% - continued
54,896 Badger Infrastructure Solutions,
Ltd. $ 1,370,252
12,930 Beacon Roofing Supply, Inc.
a
1,313,430
14,323 BWX Technologies, Inc. 1,595,439
10,538 Casella Waste Systems, Inc.
a
1,115,026
46,020 CECO Environmental Corporation
a
1,391,185
44,623 Enerpac Tool Group Corporation 1,833,559
53,022 ExlService Holdings, Inc.
a
2,353,116
25,156 Flowserve Corporation 1,446,973
58,208 Gates Industrial Corporation plc
a
1,197,339
38,314 Helios Technologies, Inc. 1,710,337
3,052 IES Holdings, Inc.
a
613,330
23,867 Korn Ferry 1,609,829
5,721 Landstar System, Inc. 983,211
108,935 Masterbrand, Inc.
a
1,591,540
5,504 Moog, Inc. 1,083,407
3,125 Saia, Inc.
a
1,424,156
27,365 Schneider National, Inc. 801,247
16,849 Timken Company 1,202,513
8,006 UFP Industries, Inc. 901,876
41,181 WNS Holdings, Ltd.
a
1,951,568
Total 29,513,122
Information Technology  23.2%
17,289 Agilysys, Inc.
a
2,277,134
15,624 ASGN, Inc.
a
1,302,104
5,678 CyberArk Software, Ltd.
a
1,891,626
12,445 Descartes Systems Group, Inc.
a
1,413,752
7,708 Fabrinet
a
1,694,835
29,443 Gitlab, Inc.
a
1,659,113
13,674 Guidewire Software, Inc.
a
2,305,163
8,546 Impinj, Inc.
a
1,241,392
53,413 JFrog, Ltd.
a
1,570,876
29,030 Lattice Semiconductor
Corporation
a
1,644,549
8,308 Littelfuse, Inc. 1,957,780
8,846 Onto Innovation, Inc.
a
1,474,363
40,414 PDF Solutions, Inc.
a
1,094,411
16,625 Pegasystems, Inc. 1,549,450
15,047 Silicon Laboratories, Inc.
a
1,869,138
61,885 TTM Technologies, Inc.
a
1,531,654
40,983 Varonis Systems, Inc.
a
1,820,875
22,291 Workiva, Inc.
a
2,440,865
Total 30,739,080
Materials  1.7%
93,171 Constellium SE
a
956,866
25,289 Olin Corporation 854,768
48,007 Tronox Holdings plc 483,431
Total 2,295,065
Real Estate  2.1%
9,210 Agree Realty Corporation 648,845
33,929 National Storage Affiliates Trust 1,286,248
13,702 Terreno Realty Corporation 810,336
Total 2,745,429
Total Common Stock
(cost $104,176,178) 128,251,559

Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   0.5% Value
U.S. Unaffiliated   0.5%
14,179 iShares U.S. Regional Banks ETF $ 714,055
Total 714,055
Total Registered Investment
Companies (cost $759,075) 714,055
Shares Short-Term Investments 2.8% Value
Thrivent Core Short-Term Reserve
Fund
364,954 4.730% 3,649,540
Total Short-Term Investments
(cost $3,649,540) 3,649,540
Total Investments (cost
$108,584,793) 100.0% $132,615,154
Other Assets and Liabilities, Net
(<0.1%) (13,597)
Total Net Assets 100.0% $132,601,557
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 29,039,604
Gross unrealized depreciation (5,275,999)
Net unrealized appreciation (depreciation) $ 23,763,605
Cost for federal income tax purposes $ 108,851,549

Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 4,182,823 4,182,823 – –
Consumer Discretionary 16,963,361 16,963,361 – –
Consumer Staples 5,496,557 5,496,557 – –
Energy 2,948,274 2,948,274 – –
Financials 10,305,830 10,305,830 – –
Health Care 23,062,018 23,062,018 – –
Industrials 29,513,122 28,142,870 1,370,252 –
Information Technology 30,739,080 30,739,080 – –
Materials 2,295,065 2,295,065 – –
Real Estate 2,745,429 2,745,429 – –
Registered Investment Companies
U.S. Unaffiliated 714,055 714,055 – –
Subtotal Investments in Securities $128,965,614 $127,595,362 $1,370,252 $–
Other Investments  * Total
Affiliated Short-Term Investments 3,649,540
Subtotal Other Investments $3,649,540
Total Investments at Value $132,615,154
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $2,775 $43,685 $42,810 $3,650 365 2.8%
Total Affiliated Short-Term Investments 2,775 3,650 2.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 3,043 3,043 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $2,775 $3,650
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $– $– $ – $148
Total Income/Non Cash Income from Affiliated
Investments $148
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.1% Value
Communications Services  3.4%
3,562 Cable One, Inc. $ 1,289,871
67,982 Cargurus, Inc.
a
2,484,062
46,037 Cars.com, Inc.
a
797,821
82,541 Cinemark Holdings, Inc.
a
2,557,120
32,636 Cogent Communications Holdings 2,515,256
93,390 EchoStar Corporation
a
2,138,631
45,694 Gogo, Inc.
a
369,664
54,741 IAC, Inc.
a
2,361,527
31,865 John Wiley and Sons, Inc. 1,392,819
784,399 Lumen Technologies, Inc.
a
4,165,159
12,939 Madison Square Garden Sports
Corporation
a
2,920,074
43,488 QuinStreet, Inc.
a
1,003,268
19,209 Scholastic Corporation 409,728
35,452 Shenandoah Telecommunications
Company 447,050
18,593 Shutterstock, Inc. 564,298
20,337 TechTarget, Inc.
a
403,079
124,539 TEGNA, Inc. 2,277,818
75,378 Telephone and Data Systems, Inc. 2,571,144
31,171 Thryv Holdings, Inc.
a
461,331
85,091 Tripadvisor, Inc.
a
1,256,794
50,874 Yelp, Inc.
a
1,968,824
33,037 Ziff Davis, Inc.
a
1,795,231
Total 36,150,569
Consumer Discretionary  14.3%
54,345 Academy Sports and Outdoors,
Inc. 3,126,468
67,393 Adient plc
a
1,161,181
28,979 Adtalem Global Education, Inc.
a
2,632,742
45,868 Advance Auto Parts, Inc. 2,169,098
90,884 American Axle & Manufacturing
Holdings, Inc.
a
529,854
135,095 American Eagle Outfitters, Inc. 2,252,034
15,140 Asbury Automotive Group, Inc.
a
3,679,474
169,363 Bath & Body Works, Inc. 6,566,204
17,636 BJ's Restaurants, Inc.
a
619,641
58,366 Bloomin' Brands, Inc. 712,649
23,594 Boot Barn Holdings, Inc.
a
3,582,041
34,341 Brinker International, Inc.
a
4,542,971
23,121 Buckle, Inc. 1,174,778
27,209 Caleres, Inc. 630,160
27,856 Carter's, Inc. 1,509,517
6,266 Cavco Industries, Inc.
a
2,796,077
21,315 Century Communities, Inc. 1,563,668
40,820 Champion Homes, Inc.
a
3,596,242
36,295 Cheesecake Factory, Inc. 1,721,835
17,163 Cracker Barrel Old Country Store,
Inc. 907,236
99,735 Dana, Inc. 1,152,937
24,302 Dave & Buster's Entertainment,
Inc.
a,b
709,375
20,993 Dorman Products, Inc.
a
2,719,643
21,179 Dream Finders Homes, Inc.
a
492,835
17,494 Ethan Allen Interiors, Inc. 491,756
86,951 Etsy, Inc.
a
4,598,838
63,785 Foot Locker, Inc.
a
1,387,962
32,219 Fox Factory Holding Corporation
a
975,269
58,608 Frontdoor, Inc.
a
3,204,099
23,946 Gentherm, Inc.
a
956,044
29,850 G-III Apparel Group, Ltd.
a
973,707
15,901 Golden Entertainment, Inc. 502,472
23,732 Green Brick Partners, Inc.
a
1,340,621
10,048 Group 1 Automotive, Inc. 4,235,031
Shares Common Stock  98.1% Value
Consumer Discretionary  14.3% - continued
21,066 Guess ?, Inc.
b
$ 296,188
272,462 Hanesbrands, Inc.
a
2,217,841
17,663 Helen of Troy, Ltd.
a
1,056,777
17,949 Installed Building Products, Inc. 3,145,562
14,783 Jack in the Box, Inc. 615,564
85,981 Kohl's Corporation
b
1,207,173
38,359 Kontoor Brands, Inc. 3,276,242
32,330 La-Z-Boy, Inc. 1,408,618
19,681 LCI Industries 2,034,819
103,803 Leggett & Platt, Inc. 996,509
142,928 Leslie's, Inc.
a
318,729
15,993 LGI Homes, Inc.
a
1,429,774
21,028 M/I Homes, Inc.
a
2,795,673
15,369 MarineMax, Inc.
a
444,933
27,965 Meritage Homes Corporation 4,301,576
72,234 Mister Car Wash, Inc.
a
526,586
9,808 Monarch Casino & Resort, Inc. 773,851
23,149 Monro, Inc. 574,095
60,870 National Vision Holdings, Inc.
a
634,265
321,547 Newell Brands, Inc. 3,202,608
23,280 ODP Corporation
a
529,387
11,404 Oxford Industries, Inc. 898,407
25,231 Papa John's International, Inc. 1,036,237
25,971 Patrick Industries, Inc. 2,157,671
115,652 PENN Entertainment, Inc.
a
2,292,223
47,747 Perdoceo Education Corporation 1,263,863
32,509 Phinia, Inc. 1,565,959
298,246 Sabre Corporation
a
1,088,598
78,749 Sally Beauty Holdings, Inc.
a
822,927
30,939 Shake Shack, Inc.
a
4,015,882
13,653 Shoe Carnival, Inc. 451,641
34,048 Signet Jewelers, Ltd. 2,748,014
72,085 Six Flags Entertainment
Corporation 3,473,776
11,305 Sonic Automotive, Inc. 716,172
94,117 Sonos, Inc.
a
1,415,520
15,951 Standard Motor Products, Inc. 494,162
55,800 Steven Madden, Ltd. 2,372,616
18,801 Strategic Education, Inc. 1,756,389
33,129 Stride, Inc.
a
3,443,097
12,979 Sturm, Ruger & Company, Inc. 459,067
109,407 Topgolf Callaway Brands
Corporation
a
859,939
72,340 Tri Pointe Homes, Inc.
a
2,623,048
37,630 Upbound Group, Inc. 1,097,667
43,501 Urban Outfitters, Inc.
a
2,387,335
255,785 VF Corporation
b
5,489,146
60,696 Victoria's Secret & Company
a
2,514,028
22,352 Winnebago Industries, Inc. 1,067,979
61,888 Wolverine World Wide, Inc. 1,373,914
24,086 Worthington Enterprises, Inc. 966,090
17,524 XPEL, Inc.
a
699,909
Total 152,552,505
Consumer Staples  3.0%
24,833 Andersons, Inc. 1,006,233
61,190 B&G Foods, Inc. 421,599
31,458 Cal-Maine Foods, Inc. 3,237,657
7,364 Central Garden & Pet Company
a
285,723
40,199 Central Garden & Pet Company,
Class A
a
1,328,577
26,599 Chefs' Warehouse, Inc.
a
1,311,863
37,659 Edgewell Personal Care Company 1,265,343
50,500 Energizer Holdings, Inc. 1,761,945
25,940 Fresh Del Monte Produce, Inc. 861,467

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.1% Value
Consumer Staples  3.0% - continued
75,081 Grocery Outlet Holding
Corporation
a
$ 1,172,015
69,715 Hain Celestial Group, Inc.
a
428,747
13,864 Interparfums, Inc. 1,823,255
12,011 J & J Snack Foods Corporation 1,863,267
6,961 John B. Sanfilippo & Son, Inc. 606,373
10,860 MGP Ingredients, Inc.
b
427,558
18,089 National Beverage Corporation 771,858
19,194 PriceSmart, Inc. 1,769,111
70,495 Simply Good Foods Company
a
2,747,895
26,091 SpartanNash Company 477,987
12,722 Tootsie Roll Industries, Inc. 411,302
35,618 TreeHouse Foods, Inc.
a
1,251,260
46,307 United Natural Foods, Inc.
a
1,264,644
19,086 Universal Corporation 1,046,676
8,545 USANA Health Sciences, Inc.
a
306,680
10,477 WD-40 Company 2,542,558
51,259 WK Kellogg Company
b
922,150
Total 31,313,743
Energy  4.7%
135,399 Archrock, Inc. 3,370,081
46,856 Atlas Energy Solutions, Inc.
b
1,039,266
19,030 Bristow Group, Inc.
a
652,729
51,522 Cactus, Inc. 3,006,824
55,289 California Resources Corporation 2,868,946
70,030 Comstock Resources, Inc.
a
1,275,947
20,675 CONSOL Energy, Inc. 2,205,609
36,290 Core Laboratories, Inc. 628,180
134,999 Crescent Energy Company 1,972,335
26,420 CVR Energy, Inc. 495,111
28,123 Dorian LPG, Ltd. 685,357
49,972 Green Plains, Inc.
a
473,735
110,515 Helix Energy Solutions Group, Inc.
a
1,030,000
76,333 Helmerich & Payne, Inc. 2,444,183
29,107 Innovex International, Inc.
a
406,625
31,179 International Seaways, Inc. 1,120,573
126,312 Liberty Energy, Inc. 2,512,346
147,661 Magnolia Oil & Gas Corporation 3,452,314
6,937 Nabors Industries, Ltd.
a
396,588
76,759 Northern Oil and Gas, Inc. 2,852,364
78,114 Oceaneering International, Inc.
a
2,037,213
43,248 Par Pacific Holdings, Inc.
a
708,835
274,289 Patterson-UTI Energy, Inc. 2,265,627
93,913 Peabody Energy Corporation 1,966,538
61,261 ProPetro Holding Corporation
a
571,565
11,949 REX American Resources
Corporation
a
498,154
63,847 RPC, Inc. 379,251
88,439 SM Energy Company 3,427,896
95,980 Talos Energy, Inc.
a
931,966
37,208 Tidewater, Inc.
a
2,035,650
20,842 Vital Energy, Inc.
a
644,435
44,891 World Kinect Corporation 1,234,951
Total 49,591,194
Financials  18.6%
36,671 Ambac Financial Group, Inc.
a
463,888
49,995 Ameris Bancorp 3,128,187
14,725 AMERISAFE, Inc. 758,926
98,258 Apollo Commercial Real Estate
Finance, Inc. 850,914
145,785 Arbor Realty Trust, Inc. 2,019,122
43,100 ARMOUR Residential REIT, Inc. 812,866
Shares Common Stock  98.1% Value
Financials  18.6% - continued
54,160 Artisan Partners Asset
Management, Inc. $ 2,331,588
36,983 Assured Guaranty, Ltd. 3,328,840
69,393 Atlantic Union Bankshares
Corporation 2,628,607
41,923 Axos Financial, Inc.
a
2,928,322
106,472 Banc of California, Inc. 1,646,057
15,364 BancFirst Corporation 1,800,354
37,049 Bancorp, Inc.
a
1,949,889
30,723 Bank of Hawaii Corporation 2,188,707
57,777 BankUnited, Inc. 2,205,348
26,635 Banner Corporation 1,778,419
32,587 Berkshire Hills Bancorp, Inc. 926,448
286,197 BGC Group, Inc. 2,592,945
133,712 Blackstone Mortgage Trust, Inc. 2,327,926
38,427 Bread Financial Holdings, Inc. 2,346,353
21,634 BrightSphere Investment Group 569,840
68,868 Brookline Bancorp, Inc. 812,642
94,390 Capitol Federal Financial, Inc. 557,845
55,033 Cathay General Bancorp 2,620,121
20,920 Central Pacific Financial
Corporation 607,726
11,364 City Holding Company 1,346,407
20,712 Cohen & Steers, Inc. 1,912,546
40,626 Community Financial System, Inc. 2,505,812
22,535 Customers Bancorp, Inc.
a
1,097,004
101,486 CVB Financial Corporation 2,172,815
30,361 Dime Community Bancshares, Inc. 933,145
20,521 Donnelley Financial Solutions, Inc.
a
1,287,282
23,345 Eagle Bancorp, Inc. 607,670
70,077 Ellington Financial, Inc.
b
849,333
19,104 Employers Holdings, Inc. 978,698
18,312 Encore Capital Group, Inc.
a
874,764
20,256 Enova International, Inc.
a
1,942,145
49,170 EVERTEC, Inc. 1,697,840
39,803 EZCORP, Inc.
a
486,393
27,051 FB Financial Corporation 1,393,397
125,866 First Bancorp/Puerto Rico 2,339,849
31,955 First Bancorp/Southern Pines, NC 1,405,061
78,428 First Commonwealth Financial
Corporation 1,327,002
73,808 First Financial Bancorp 1,983,959
98,849 First Hawaiian, Inc. 2,565,132
63,259 Franklin BSP Realty Trust, Inc. 793,268
140,696 Fulton Financial Corporation 2,712,619
330,074 Genworth Financial, Inc.
a
2,307,217
18,855 Goosehead Insurance, Inc.
a
2,021,633
41,575 Green Dot Corporation
a
442,358
91,579 HA Sustainable Infrastructure
Capital, Inc. 2,457,065
23,188 Hanmi Financial Corporation 547,701
6,563 HCI Group, Inc. 764,786
26,399 Heritage Financial Corporation 646,775
35,651 Hilltop Holdings, Inc. 1,020,688
93,325 Hope Bancorp, Inc. 1,146,964
31,504 Horace Mann Educators
Corporation 1,235,902
32,845 Independent Bank Corporation/MA 2,108,321
27,864 Independent Bank Group, Inc. 1,690,509
57,092 Jackson Financial, Inc. 4,971,571
45,172 KKR Real Estate Finance Trust,
Inc. 456,237
19,715 Lakeland Financial Corporation 1,355,603
131,667 Lincoln National Corporation 4,175,161
20,544 Mercury General Corporation 1,365,765

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.1% Value
Financials  18.6% - continued
54,560 Moelis & Company $ 4,030,893
49,456 Mr. Cooper Group, Inc.
a
4,748,271
29,383 National Bank Holdings
Corporation 1,265,232
59,750 Navient Corporation 794,078
36,462 NBT Bancorp, Inc. 1,741,425
56,030 NCR Atleos Corporation
a
1,900,538
70,013 New York Mortgage Trust, Inc. 424,279
61,165 NMI Holdings, Inc.
a
2,248,425
98,474 Northwest Bancshares, Inc. 1,298,872
35,477 OFG Bancorp 1,501,387
74,544 Pacific Premier Bancorp, Inc. 1,857,636
20,457 Palomar Holdings, Inc.
a
2,160,055
11,241 Park National Corporation 1,927,045
19,205 Pathward Financial, Inc. 1,413,104
198,464 Payoneer Global, Inc.
a
1,992,579
67,139 PennyMac Mortgage Investment
Trust 845,280
12,256 Piper Sandler Companies 3,676,187
18,320 PJT Partners, Inc. 2,891,079
30,475 PRA Group, Inc.
a
636,623
9,586 Preferred Bank/Los Angeles, CA 828,039
39,541 ProAssurance Corporation
a
629,097
32,111 PROG Holdings, Inc. 1,357,011
100,858 Provident Financial Services, Inc. 1,903,190
115,118 Radian Group, Inc. 3,651,543
130,266 Ready Capital Corporation 888,414
102,236 Redwood Trust, Inc. 667,601
49,133 Renasant Corporation 1,756,505
29,573 S&T Bancorp, Inc. 1,130,280
11,469 Safety Insurance Group, Inc. 945,046
65,452 Seacoast Banking Corporation of
Florida 1,801,894
38,793 ServisFirst Bancshares, Inc. 3,287,319
97,062 Simmons First National
Corporation 2,152,835
71,316 SiriusPoint, Ltd.
a
1,168,869
22,021 Southside Bancshares, Inc. 699,387
36,737 Stellar Bancorp, Inc. 1,041,494
48,876 StepStone Group, Inc. 2,828,943
21,428 Stewart Information Services
Corporation 1,446,176
21,928 StoneX Group, Inc.
a
2,148,286
9,679 Tompkins Financial Corporation 656,527
16,957 Triumph Financial, Inc.
a
1,541,052
25,857 Trupanion, Inc.
a
1,246,307
14,694 TrustCo Bank Corporation NY 489,457
47,272 Trustmark Corporation 1,672,011
80,116 Two Harbors Investment
Corporation 947,772
92,203 United Community Banks, Inc. 2,979,079
16,454 United Fire Group, Inc. 468,116
42,113 Veritex Holdings, Inc. 1,143,789
62,452 Virtu Financial, Inc. 2,228,287
5,099 Virtus Investment Partners, Inc. 1,124,737
62,779 WaFd, Inc. 2,023,995
24,795 Walker & Dunlop, Inc. 2,410,322
20,627 Westamerica Bancorporation 1,082,092
88,450 WisdomTree, Inc. 928,725
2,496 World Acceptance Corporation
a
280,650
45,525 WSFS Financial Corporation 2,418,743
Total 197,434,855
Health Care  11.0%
82,118 AdaptHealth Corporation
a
781,763
Shares Common Stock  98.1% Value
Health Care  11.0% - continued
13,861 Addus HomeCare Corporation
a
$ 1,737,476
182,718 ADMA Biologics, Inc.
a
3,133,614
125,066 Alkermes plc
a
3,596,898
29,429 AMN Healthcare Services, Inc.
a
703,942
28,988 Amphastar Pharmaceuticals, Inc.
a
1,076,324
12,828 ANI Pharmaceuticals, Inc.
a
709,132
41,733 Arcus Biosciences, Inc.
a
621,404
29,162 Artivion, Inc.
a
833,742
32,130 Astrana Health, Inc.
a
1,013,059
35,522 Avanos Medical, Inc.
a
565,510
35,223 Azenta, Inc.
a
1,761,150
27,967 BioLife Solutions, Inc.
a
726,023
86,660 Catalyst Pharmaceuticals, Inc.
a
1,808,594
84,609 Certara, Inc.
a
901,086
24,928 Collegium Pharmaceutical, Inc.
a
714,187
83,666 Concentra Group Holdings Parent,
Inc. 1,654,913
23,877 CONMED Corporation 1,634,142
72,077 Corcept Therapeutics, Inc.
a
3,631,960
21,048 CorVel Corporation
a
2,341,800
80,647 Cytek Biosciences, Inc.
a
523,399
94,496 Dynavax Technologies
Corporation
a
1,206,714
44,601 Embecta Corporation 921,011
69,334 Fortrea Holdings, Inc.
a
1,293,079
15,604 Fulgent Genetics, Inc.
a
288,206
42,618 Glaukos Corporation
a
6,390,143
29,535 Harmony Biosciences Holdings,
Inc.
a
1,016,299
18,572 HealthStream, Inc. 590,590
147,782 Hims & Hers Health, Inc.
a
3,573,369
18,925 ICU Medical, Inc.
a
2,936,592
38,916 Inari Medical, Inc.
a
1,986,662
42,581 Innoviva, Inc.
a
738,780
23,163 Inspire Medical Systems, Inc.
a
4,293,957
25,926 Integer Holdings Corporation
a
3,435,713
51,294 Integra LifeSciences Holdings
Corporation
a
1,163,348
108,850 Ironwood Pharmaceuticals, Inc.
a
482,205
19,563 Krystal Biotech, Inc.
a
3,064,740
15,815 LeMaitre Vascular, Inc. 1,457,194
14,605 Ligand Pharmaceuticals, Inc.
a
1,564,926
45,047 Merit Medical Systems, Inc.
a
4,356,946
4,198 Mesa Laboratories, Inc. 553,590
70,365 Myriad Genetics, Inc.
a
964,704
9,548 National HealthCare Corporation 1,026,983
99,217 NeoGenomics, Inc.
a
1,635,096
6,287 OmniAb, Inc., 12.5 Earnout
Share
a,c
1
6,287 OmniAb, Inc., 15.0 Earnout
Share
a,c
1
35,801 Omnicell, Inc.
a
1,593,860
199,065 Organon & Company 2,970,050
57,127 Owens & Minor, Inc.
a
746,650
35,689 Pacira Pharmaceuticals, Inc.
a
672,381
60,637 Patterson Companies, Inc. 1,871,258
65,332 Pediatrix Medical Group, Inc.
a
857,156
15,720 Phibro Animal Health Corporation 330,120
74,287 Premier, Inc. 1,574,884
38,188 Prestige Consumer Healthcare,
Inc.
a
2,982,101
79,769 Privia Health Group, Inc.
a
1,559,484
57,263 Progyny, Inc.
a
987,787
46,066 Protagonist Therapeutics, Inc.
a
1,778,148
50,947 QuidelOrtho Corporation
a
2,269,689

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.1% Value
Health Care  11.0% - continued
50,353 RadNet, Inc.
a
$ 3,516,654
42,833 Schrodinger, Inc./United States
a
826,249
80,761 Select Medical Holdings
Corporation 1,522,345
12,564 Simulations Plus, Inc. 350,410
38,088 STAAR Surgical Company
a
925,158
42,682 Supernus Pharmaceuticals, Inc.
a
1,543,381
50,765 Tandem Diabetes Care, Inc.
a
1,828,555
103,168 TG Therapeutics, Inc.
a
3,105,357
25,942 TransMedics Group, Inc.
a
1,617,484
11,668 U.S. Physical Therapy, Inc. 1,035,068
5,635 UFP Technologies, Inc.
a
1,377,814
38,151 Vericel Corporation
a
2,094,871
71,322 Vir Biotechnology, Inc.
a
523,503
54,093 Xencor, Inc.
a
1,243,057
Total 117,114,441
Industrials  17.4%
27,263 AAR Corporation
a
1,670,677
48,534 ABM Industries, Inc. 2,483,970
21,646 AeroVironment, Inc.
a
3,331,103
80,063 Air Lease Corporation 3,859,837
8,017 Alamo Group, Inc. 1,490,440
98,122 Alaska Air Group, Inc.
a
6,353,399
24,193 Albany International Corporation 1,934,714
11,242 Allegiant Travel Company 1,058,097
95,911 Amentum Holdings, Inc.
a
2,017,008
11,978 American Woodmark Corporation
a
952,610
16,961 Apogee Enterprises, Inc. 1,211,185
18,087 ArcBest Corporation 1,687,879
37,702 Arcosa, Inc. 3,647,291
33,691 Armstrong World Industries, Inc. 4,761,549
17,625 Astec Industries, Inc. 592,200
23,093 AZZ, Inc. 1,891,779
35,437 Barnes Group, Inc. 1,674,753
29,685 Boise Cascade Company 3,528,359
34,045 Brady Corporation 2,514,223
85,234 CoreCivic, Inc.
a
1,852,987
21,524 CSG Systems International, Inc. 1,100,092
12,998 CSW Industrials, Inc. 4,585,694
34,220 Deluxe Corporation 773,030
81,814 DNOW, Inc.
a
1,064,400
9,826 DXP Enterprises, Inc.
a
811,824
22,496 Dycom Industries, Inc.
a
3,915,654
41,889 Enerpac Tool Group Corporation 1,721,219
16,226 EnPro, Inc. 2,798,174
61,940 Enviri Corporation
a
476,938
19,906 ESCO Technologies, Inc. 2,651,678
39,399 Everus Construction Group, Inc.
a
2,590,484
47,232 Federal Signal Corporation 4,363,764
15,442 Forward Air Corporation
a
498,004
30,370 Franklin Electric Company, Inc. 2,959,557
175,227 Gates Industrial Corporation plc
a
3,604,419
105,185 GEO Group, Inc.
a
2,943,076
23,452 Gibraltar Industries, Inc.
a
1,381,323
30,365 GMS, Inc.
a
2,575,863
33,788 Granite Construction, Inc. 2,963,545
24,239 Greenbrier Companies, Inc. 1,478,337
30,680 Griffon Corporation 2,186,564
109,898 Hayward Holdings, Inc.
a
1,680,340
56,650 Healthcare Services Group, Inc.
a
657,990
33,371 Heartland Express, Inc. 374,423
15,775 Heidrick & Struggles International,
Inc. 698,990
94,822 Hertz Global Holdings, Inc.
a,b
347,049
Shares Common Stock  98.1% Value
Industrials  17.4% - continued
54,281 Hillenbrand, Inc. $ 1,670,769
36,950 HNI Corporation 1,861,172
46,986 Hub Group, Inc. 2,093,696
15,035 Insteel Industries, Inc. 406,095
45,066 Interface, Inc. 1,097,357
230,582 JetBlue Airways Corporation
a,b
1,812,375
24,613 John Bean Technologies
Corporation 3,128,312
60,078 Kennametal, Inc. 1,443,074
40,202 Korn Ferry 2,711,625
8,383 Lindsay Corporation 991,793
17,228 Liquidity Services, Inc.
a
556,292
44,698 Marten Transport, Ltd. 697,736
98,244 Masterbrand, Inc.
a
1,435,345
25,670 Matson, Inc. 3,461,343
23,651 Matthews International Corporation 654,660
39,179 Mercury Systems, Inc.
a
1,645,518
53,462 MillerKnoll, Inc. 1,207,707
22,234 Moog, Inc. 4,376,541
12,461 MYR Group, Inc.
a
1,853,823
3,951 National Presto Industries, Inc. 388,857
40,236 NV5 Global, Inc.
a
758,046
82,585 OPENLANE, Inc.
a
1,638,486
122,188 Pitney Bowes, Inc. 884,641
7,228 Powell Industries, Inc. 1,602,086
18,945 Proto Labs, Inc.
a
740,560
16,388 Pursuit Attractions and Hospitality,
Inc.
a
696,654
36,340 Quanex Building Products
Corporation 880,882
113,602 Resideo Technologies, Inc.
a
2,618,526
78,447 Robert Half, Inc. 5,527,376
48,179 Rush Enterprises, Inc. 2,639,727
108,129 RXO, Inc.
a
2,577,795
36,328 Schneider National, Inc. 1,063,684
31,172 SkyWest, Inc.
a
3,121,252
35,833 SPX Technologies, Inc.
a
5,214,418
9,339 Standex International Corporation 1,746,300
30,281 Sun Country Airlines Holdings,
Inc.
a
441,497
173,403 Sunrun, Inc.
a
1,603,978
14,588 Tennant Company 1,189,360
37,090 Titan International, Inc.
a
251,841
63,508 Trinity Industries, Inc. 2,229,131
59,788 Triumph Group, Inc.
a
1,115,644
11,604 UniFirst Corporation/MA 1,985,328
127,385 Verra Mobility Corporation
a
3,080,169
88,417 Vestis Corporation 1,347,475
17,811 Vicor Corporation
a
860,628
33,497 Wabash National Corporation 573,804
47,774 Werner Enterprises, Inc. 1,716,042
110,192 Zurn Elkay Water Solutions
Corporation 4,110,162
Total 185,426,073
Information Technology  11.9%
57,043 A10 Networks, Inc. 1,049,591
81,074 ACI Worldwide, Inc.
a
4,208,551
84,456 Adeia, Inc. 1,180,695
29,119 Advanced Energy Industries, Inc. 3,367,030
17,283 Agilysys, Inc.
a
2,276,344
38,206 Alarm.com Holdings, Inc.
a
2,322,925
18,400 Alpha and Omega Semiconductor,
Ltd.
a
681,352
77,559 Arlo Technologies, Inc.
a
867,885

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.1% Value
Information Technology  11.9% - continued
25,126 Axcelis Technologies, Inc.
a
$ 1,755,554
22,733 Badger Meter, Inc. 4,822,124
27,824 Benchmark Electronics, Inc. 1,263,210
40,088 BlackLine, Inc.
a
2,435,747
110,708 Box, Inc.
a
3,498,373
45,620 Calix, Inc.
a
1,590,769
18,262 CEVA, Inc.
a
576,166
72,669 Clear Secure, Inc.
b
1,935,902
36,030 Cohu, Inc.
a
962,001
34,799 Corsair Gaming, Inc.
a
230,021
23,278 CTS Corporation 1,227,449
28,147 Digi International, Inc.
a
850,884
49,217 DigitalOcean Holdings, Inc.
a
1,676,823
35,813 Diodes, Inc.
a
2,208,588
108,527 DoubleVerify Holdings, Inc.
a
2,084,804
139,922 DXC Technology Company
a
2,795,642
20,507 ePlus, Inc.
a
1,515,057
102,134 Extreme Networks, Inc.
a
1,709,723
59,866 FormFactor, Inc.
a
2,634,104
47,721 Grid Dynamics Holdings, Inc.
a
1,061,315
90,070 Harmonic, Inc.
a
1,191,626
26,074 Ichor Holdings, Ltd.
a
840,104
17,711 Impinj, Inc.
a
2,572,700
21,113 Insight Enterprises, Inc.
a
3,211,287
19,590 InterDigital, Inc. 3,794,975
34,852 Itron, Inc.
a
3,784,230
68,073 Knowles Corporation
a
1,356,695
41,640 Kulicke and Soffa Industries, Inc. 1,942,922
50,446 LiveRamp Holding, Inc.
a
1,532,045
248,759 MARA Holdings, Inc.
a,b
4,171,688
59,339 MaxLinear, Inc.
a
1,173,725
54,560 N-able, Inc./US
a
509,590
112,826 NCR Voyix Corporation
a
1,561,512
55,434 NetScout Systems, Inc.
a
1,200,700
12,013 OSI Systems, Inc.
a
2,011,337
9,550 PC Connection, Inc. 661,528
23,976 PDF Solutions, Inc.
a
649,270
41,190 Penguin Solutions, Inc.
a
790,436
48,969 Photronics, Inc.
a
1,153,710
21,044 Plexus Corporation
a
3,292,965
33,163 Progress Software Corporation 2,160,569
73,065 Qorvo, Inc.
a
5,109,435
13,126 Rogers Corporation
a
1,333,733
42,239 Sanmina Corporation
a
3,196,225
16,937 ScanSource, Inc.
a
803,661
65,201 Semtech Corporation
a
4,032,682
14,627 SiTime Corporation
a
3,137,930
44,792 SolarEdge Technologies, Inc.
a,b
609,171
42,190 SolarWinds Corporation 601,208
85,755 Sprinklr, Inc.
a
724,630
29,038 SPS Commerce, Inc.
a
5,342,702
78,817 TTM Technologies, Inc.
a
1,950,721
34,829 Ultra Clean Holdings, Inc.
a
1,252,103
43,887 Veeco Instruments, Inc.
a
1,176,172
65,500 ViaSat, Inc.
a
557,405
171,450 Viavi Solutions, Inc.
a
1,731,645
87,037 Vishay Intertechnology, Inc. 1,474,407
98,716 Wolfspeed, Inc.
a,b
657,449
89,405 Xerox Holdings Corporation 753,684
Total 126,797,206
Materials  4.3%
20,662 AdvanSix, Inc. 588,660
110,256 Allegheny Technologies, Inc.
a
6,068,490
Shares Common Stock  98.1% Value
Materials  4.3% - continued
8,451 Alpha Metallurgical Resources,
Inc.
a
$ 1,691,214
13,997 Arch Resources, Inc. 1,976,656
25,127 Balchem Corporation 4,095,575
40,168 Century Aluminum Company
a
731,861
42,224 H.B. Fuller Company 2,849,276
14,708 Hawkins, Inc. 1,804,230
28,096 Ingevity Corporation
a
1,144,912
19,279 Innospec, Inc. 2,121,847
12,321 Kaiser Aluminum Corporation 865,797
15,667 Koppers Holdings, Inc. 507,611
16,039 Materion Corporation 1,585,936
41,999 Mativ, Inc. 457,789
28,904 Metallus, Inc.
a
408,414
24,649 Minerals Technologies, Inc. 1,878,500
93,352 MP Materials Corporation
a,b
1,456,291
119,534 O-I Glass, Inc.
a
1,295,749
10,587 Quaker Chemical Corporation 1,490,226
112,613 Sealed Air Corporation 3,809,698
32,743 Sensient Technologies Corporation 2,333,266
16,344 Stepan Company 1,057,457
64,999 SunCoke Energy, Inc. 695,489
26,626 Sylvamo Corporation 2,103,987
40,435 Warrior Met Coal, Inc. 2,193,194
27,081 Worthington Steel, Inc. 861,718
Total 46,073,843
Real Estate  7.4%
92,487 Acadia Realty Trust 2,234,486
56,142 Alexander & Baldwin, Inc. 995,959
36,718 American Assets Trust, Inc. 964,215
172,468 Apple Hospitality REIT, Inc. 2,647,384
61,599 Armada Hoffler Properties, Inc. 630,158
133,462 Brandywine Realty Trust 747,387
144,789 CareTrust REIT, Inc. 3,916,542
12,809 Centerspace 847,315
73,073 Curbline Properties Corporation 1,696,755
177,382 Cushman and Wakefield plc
a
2,320,157
160,458 DiamondRock Hospitality
Company 1,448,936
129,419 Douglas Emmett, Inc. 2,402,017
76,776 Easterly Government Properties,
Inc. 872,175
68,027 Elme Communities 1,038,772
135,523 Essential Properties Realty Trust,
Inc. 4,239,159
65,278 eXp World Holdings, Inc.
b
751,350
74,771 Four Corners Property Trust, Inc. 2,029,285
39,123 Getty Realty Corporation 1,178,776
153,086 Global Net Lease, Inc. 1,117,528
81,948 Highwoods Properties, Inc. 2,505,970
21,899 Innovative Industrial Properties,
Inc. 1,459,349
65,297 JBG SMITH Properties 1,003,615
91,343 Kennedy-Wilson Holdings, Inc. 912,517
34,984 LTC Properties, Inc. 1,208,697
227,641 LXP Industrial Trust 1,848,445
189,780 Macerich Company 3,780,418
18,606 Marcus and Millichap, Inc. 711,866
464,079 Medical Properties Trust, Inc. 1,833,112
17,083 NexPoint Residential Trust, Inc. 713,215
108,648 Outfront Media, Inc. 1,927,416
92,517 Pebblebrook Hotel Trust 1,253,605
94,764 Phillips Edison and Company, Inc. 3,549,859

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.1% Value
Real Estate  7.4% - continued
98,774 Retail Opportunity Investments
Corporation $ 1,714,717
35,339 Safehold, Inc. 653,065
9,341 Saul Centers, Inc. 362,431
36,473 SITE Centers Corporation 557,672
54,634 SL Green Realty Corporation 3,710,741
29,340 St. Joe Company 1,318,246
83,802 Summit Hotel Properties, Inc. 574,044
155,286 Sunstone Hotel Investors, Inc. 1,838,586
85,560 Tanger, Inc. 2,920,163
77,091 Terreno Realty Corporation 4,559,162
188,689 Uniti Group, Inc. 1,037,789
9,849 Universal Health Realty Income
Trust 366,481
96,519 Urban Edge Properties 2,075,158
62,473 Veris Residential, Inc. 1,038,926
34,449 Whitestone REIT 488,142
78,699 Xenia Hotels & Resorts, Inc. 1,169,467
Total 79,171,230
Utilities  2.1%
29,215 American States Water Company 2,270,590
61,204 Avista Corporation 2,241,902
45,970 California Water Service Group 2,083,820
17,609 Chesapeake Utilities Corporation 2,136,852
26,755 Clearway Energy, Inc., Class A 654,160
64,025 Clearway Energy, Inc., Class C 1,664,650
157,595 MDU Resources Group, Inc. 2,839,862
27,987 MGE Energy, Inc. 2,629,659
13,801 Middlesex Water Company 726,347
31,020 Northwest Natural Holding
Company 1,227,151
32,331 Otter Tail Corporation 2,387,321
23,390 SJW Group 1,151,256
12,513 Unitil Corporation 678,079
Total 22,691,649
Total Common Stock
(cost $767,815,555) 1,044,317,308
Shares
Collateral Held for Securities
Loaned 1.8% Value
19,400,575 Thrivent Cash Management Trust 19,400,575
Total Collateral Held for
Securities Loaned
(cost $19,400,575) 19,400,575
Shares
Registered Investment
Companies   1.6% Value
U.S. Unaffiliated   1.6%
150,919 iShares Core S&P Small-Cap ETF 17,388,887
Total 17,388,887
Total Registered Investment
Companies (cost $13,208,897) 17,388,887
Shares or
Principal
Amount Short-Term Investments 0.1% Value
Federal Home Loan Bank Discount
Notes
300,000 4.420%, 2/5/2025
d,e
298,734
Shares or
Principal
Amount Short-Term Investments  0.1% Value
Thrivent Core Short-Term Reserve
Fund
30,302 4.730% $ 303,019
Total Short-Term Investments
(cost $601,730) 601,753
Total Investments (cost
$801,026,757) 101.6% $1,081,708,523
Other Assets and Liabilities, Net
(1.6%) (17,499,245)
Total Net Assets 100.0% $1,064,209,278
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of December 31, 2024:
Securities Lending Transactions
Common Stock $ 18,731,347
Total lending $18,731,347
Gross amount payable upon return of
collateral for securities loaned $19,400,575
Net amounts due to counterparty $669,228
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 353,941,297
Gross unrealized depreciation (81,005,886)
Net unrealized appreciation (depreciation) $ 272,935,411
Cost for federal income tax purposes $ 808,644,829

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 36,150,569 36,150,569 – –
Consumer Discretionary 152,552,505 152,552,505 – –
Consumer Staples 31,313,743 31,313,743 – –
Energy 49,591,194 49,591,194 – –
Financials 197,434,855 197,434,855 – –
Health Care 117,114,441 117,114,439 – 2
Industrials 185,426,073 185,426,073 – –
Information Technology 126,797,206 126,797,206 – –
Materials 46,073,843 46,073,843 – –
Real Estate 79,171,230 79,171,230 – –
Utilities 22,691,649 22,691,649 – –
Registered Investment Companies
U.S. Unaffiliated 17,388,887 17,388,887 – –
Short-Term Investments 298,734 – 298,734 –
Subtotal Investments in Securities $1,062,004,929 $1,061,706,193 $298,734 $2
Other Investments  * Total
Affiliated Short-Term Investments 303,019
Collateral Held for Securities Loaned 19,400,575
Subtotal Other Investments $19,703,594
Total Investments at Value $1,081,708,523
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Small Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 128,283 128,283 – –
Total Liability Derivatives $128,283 $128,283 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of December 31, 2024. Investments and/or cash totaling
$298,734 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 20 March 2025 $ 2,378,083 ( $ 128,283)
Total Futures Long Contracts $ 2,378,083 ( $ 128,283)
Total Futures Contracts $ 2,378,083 ($128,283)

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for Small Cap Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 128,283
Total Equity Contracts 128,283
Total Liability Derivatives $128,283
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 294,550
Total Equity Contracts
294,550
Total $294,550
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (228,972)
Total Equity Contracts (228,972)
Total ($228,972)
The following table presents Small Cap Index Portfolio's average volume of derivative activity during the period ended December 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $2,144,130

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $635 $63,447 $63,779 $303 30 0.1%
Total Affiliated Short-Term Investments 635 303 0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 13,922 145,207 139,728 19,401 19,401 1.8
Total Collateral Held for Securities Loaned 13,922 19,401 1.8
Total Value $14,557 $19,704
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $– $– $ – $52
Total Income/Non Cash Income from Affiliated
Investments $52
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 97
Total Affiliated Income from Securities Loaned, Net $97
Total Value $– $– $ –

Small Cap Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.3% Value
Communications Services  1.6%
221,614 Cogent Communications Holdings $ 17,079,791
Total 17,079,791
Consumer Discretionary  12.1%
253,072 Advance Auto Parts, Inc. 11,967,775
65,438 Boot Barn Holdings, Inc.
a
9,934,797
166,716 Brunswick Corporation 10,783,191
100,608 Champion Homes, Inc.
a
8,863,565
156,507 Columbia Sportswear Company 13,135,632
361,182 Cooper-Standard Holdings, Inc.
a
4,897,628
54,461 Grand Canyon Education, Inc.
a
8,920,712
19,544 Group 1 Automotive, Inc. 8,237,405
153,698 PUMA SE 7,067,161
199,090 SharkNinja , Inc.
a
19,383,402
261,906 Stoneridge, Inc.
a
1,642,151
70,106 Texas Roadhouse, Inc. 12,649,226
134,538 Wyndham Hotels & Resorts, Inc. 13,560,085
Total 131,042,730
Consumer Staples  5.5%
67,424 e.l.f . Beauty, Inc.
a
8,465,083
74,309 J & J Snack Foods Corporation 11,527,555
211,056 John B. Sanfilippo & Son, Inc. 18,385,088
69,894 Lancaster Colony Corporation 12,101,447
140,527 Turning Point Brands, Inc. 8,445,673
Total 58,924,846
Energy  4.6%
189,898 Expand Energy Corporation 18,904,346
203,589 Matador Resources Company 11,453,917
324,467 Noble Corporation plc 10,188,264
307,220 TechnipFMC plc 8,890,947
Total 49,437,474
Financials  15.6%
249,809 Ally Financial, Inc. 8,995,622
258,274 Bank of N.T. Butterfield & Son, Ltd. 9,439,915
601,063 Bridgewater Bancshares, Inc.
a
8,120,361
788,000 F.N.B. Corporation 11,646,640
78,685 Federal Agricultural Mortgage
Corporation 15,497,011
298,841 Glacier Bancorp, Inc. 15,007,795
96,260 Houlihan Lokey , Inc. 16,716,511
42,777 Kinsale Capital Group, Inc. 19,896,866
169,680 Prosperity Bancshares, Inc. 12,785,388
132,725 RLI Corporation 21,877,062
176,058 Triumph Financial, Inc.
a
16,000,151
152,706 Western Alliance Bancorp 12,757,059
Total 168,740,381
Health Care  9.2%
20,028 Chemed Corporation 10,610,834
117,362 Encompass Health Corporation 10,838,381
216,497 Haemonetics Corporation
a
16,904,086
25,140 Medpace Holdings, Inc.
a
8,352,262
56,925 Penumbra, Inc.
a
13,518,549
83,558 Repligen Corporation
a
12,027,339
451,769 Stevanato Group SPA 9,844,046
246,745 Twist Bioscience Corporation
a
11,466,240
754,393 Viemed Healthcare, Inc.
a
6,050,232
Total 99,611,969
Shares Common Stock  98.3% Value
Industrials  23.0%
423,135 Air Lease Corporation $ 20,399,338
653,212 Badger Infrastructure Solutions,
Ltd. 16,304,739
360,164 Barrett Business Services, Inc. 15,645,524
93,128 BWX Technologies, Inc. 10,373,528
240,120 Dayforce , Inc.
a
17,442,317
315,853 ExlService Holdings, Inc.
a
14,017,556
103,467 Fluor Corporation
a
5,102,992
323,192 Helios Technologies, Inc. 14,427,291
18,359 IES Holdings, Inc.
a
3,689,425
281,338 Knight-Swift Transportation
Holdings, Inc. 14,922,168
161,199 Korn Ferry 10,872,873
58,369 Landstar System, Inc. 10,031,296
770,612 Masterbrand, Inc.
a
11,258,641
112,366 Miller Industries, Inc. 7,344,242
68,399 Moog, Inc. 13,463,659
220,459 Robert Half, Inc. 15,533,541
465,859 Schneider National, Inc. 13,640,352
158,976 Timken Company 11,346,117
103,582 UFP Industries, Inc. 11,668,512
239,125 WNS Holdings, Ltd.
a
11,332,134
Total 248,816,245
Information Technology  12.8%
95,734 ASGN, Inc.
a
7,978,472
149,978 Ciena Corporation
a
12,719,634
526,309 Cohu , Inc.
a
14,052,450
63,530 Fabrinet
a
13,968,976
28,691 Guidewire Software, Inc.
a
4,836,729
308,887 JFrog , Ltd.
a
9,084,367
46,367 Littelfuse , Inc. 10,926,383
43,688 Onto Innovation, Inc.
a
7,281,479
121,731 Pegasystems , Inc. 11,345,329
55,900 Plexus Corporation
a
8,747,232
985,565 TTM Technologies, Inc.
a
24,392,734
43,615 Universal Display Corporation 6,376,513
154,969 Varonis Systems, Inc.
a
6,885,273
Total 138,595,571
Materials  6.4%
142,086 Greif, Inc. 8,684,296
238,028 Ingevity Corporation
a
9,699,641
827,619 Ivanhoe Mines, Ltd.
a
9,822,380
288,203 Olin Corporation 9,741,261
1,310,755 Tronox Holdings plc 13,199,303
20,166 United States Lime & Minerals, Inc. 2,676,835
182,845 West Fraser Timber Company, Ltd. 15,825,235
Total 69,648,951
Real Estate  5.3%
183,771 Agree Realty Corporation 12,946,667
1,040,056 Cushman and Wakefield plc
a
13,603,932
463,067 National Storage Affiliates Trust 17,554,870
213,028 Terreno Realty Corporation 12,598,476
Total 56,703,945
Utilities  2.2%
94,664 Northwestern Energy Group, Inc. 5,060,738
210,752 Portland General Electric
Company 9,193,002

Small Cap Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.3% Value
Utilities  2.2% - continued
137,041 Spire, Inc. $ 9,295,491
Total 23,549,231
Total Common Stock
(cost $894,240,083) 1,062,151,134
Shares
Collateral Held for Securities
Loaned 0.5% Value
5,284,800 Thrivent Cash Management Trust 5,284,800
Total Collateral Held for
Securities Loaned
(cost $5,284,800) 5,284,800
Shares Short-Term Investments 2.9% Value
Thrivent Core Short-Term Reserve
Fund
3,122,709 4.730% 31,227,086
Total Short-Term Investments
(cost $31,227,086) 31,227,086
Total Investments (cost
$930,751,969) 101.7% $1,098,663,020
Other Assets and Liabilities, Net
(1.7%) (18,308,999)
Total Net Assets 100.0% $1,080,354,021
a Non-income producing security.
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 204,883,263
Gross unrealized depreciation (39,826,636)
Net unrealized appreciation (depreciation) $ 165,056,627
Cost for federal income tax purposes $ 933,606,393

Small Cap Stock Portfolio
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 17,079,791 17,079,791 – –
Consumer Discretionary 131,042,730 123,975,569 7,067,161 –
Consumer Staples 58,924,846 58,924,846 – –
Energy 49,437,474 49,437,474 – –
Financials 168,740,381 168,740,381 – –
Health Care 99,611,969 99,611,969 – –
Industrials 248,816,245 232,511,506 16,304,739 –
Information Technology 138,595,571 138,595,571 – –
Materials 69,648,951 59,826,571 9,822,380 –
Real Estate 56,703,945 56,703,945 – –
Utilities 23,549,231 23,549,231 – –
Subtotal Investments in Securities $1,062,151,134 $1,028,956,854 $33,194,280 $–
Other Investments  * Total
Affiliated Short-Term Investments 31,227,086
Collateral Held for Securities Loaned 5,284,800
Subtotal Other Investments $36,511,886
Total Investments at Value $1,098,663,020
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $30,694 $222,103 $221,570 $31,227 3,123 2.9%
Total Affiliated Short-Term Investments 30,694 31,227 2.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 9,934 199,717 204,366 5,285 5,285 0.5
Total Collateral Held for Securities Loaned 9,934 5,285 0.5
Total Value $40,628 $36,512
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 12/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% $1 ($1) $ – $1,214
Total Income/Non Cash Income from Affiliated
Investments $1,214
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 34
Total Affiliated Income from Securities Loaned, Net $34
Total Value $1 ($1) $ –

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of December 31, 2024
Aggressive
Allocation
Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified
Income Plus
Portfolio
Assets
Investments in unaffiliated securities at cost $901,973,872 $128,398,329 $282,423,373 $520,874,242
Investments in affiliated securities at cost $942,068,224 $7,313,864 $79,307,424 $84,604,962
Investments in unaffiliated securities at value (#) 1,229,135,424 189,145,120 317,283,863 534,646,500
Investments in affiliated securities at value 1,058,506,846 7,313,864 78,444,221 78,118,132
Cash 33,345 — 8,517 18,269
Foreign currency 14,451
(a)
— — —
Initial margin deposit on open futures contracts — — 65,500 52,400
Dividends and interest receivable 2,373,721 177,443 1,793,804 3,777,669
Prepaid expenses 3,407 1,527 1,737 1,945
Receivable for:
Investments sold 2,667,156 — 206,400 136,623
Investments sold on a delayed-delivery basis — — 2,215,000 2,945,293
Fund shares sold 453 111,816 — 1,843
Expense reimbursements 71,024 — — —
Variation margin on open future contracts 166,139 — 18,864 38,313
Total Assets 2,292,971,966 196,749,770 400,037,906 619,736,987
Liabilities
Accrued expenses 47,374 15,472 36,925 39,354
Payable for:
Investments purchased 3,654,137 — 430,216 291,438
Investments purchased on a delayed-delivery basis 22,811,644 — 3,718,410 6,004,613
Return of collateral for securities loaned 1,134,525 1,880,450 2,417,714 5,761,797
Foreign capital gain tax liability — — — —
Fund shares redeemed 452,572 — 28,203 124,324
Variation margin on open future contracts 2,169,267 — 190,569 199,763
Variation margin on open swap contracts — — 777 6,225
Investment advisory fees 307,098 20,802 41,606 46,593
Administrative service fees 7,458 643 1,286 1,980
Director fees 2,390 323 409 644
Director deferred compensation 76,849 16,876 47,335 44,825
Swap agreements, at value 538,015 — 36,817 7,294
Contingent liabilities
(**)
— — — —
Mortgage dollar roll deferred revenue 1,621 — 224 2
Total Liabilities 31,202,950 1,934,566 6,950,491 12,528,852
Net Assets
Capital stock (beneficial interest) 1,614,913,550 127,534,063 339,548,690 605,221,569
Distributable earnings/(accumulated loss) 646,855,466 67,281,141 53,538,725 1,986,566
Total Net Assets $2,261,769,016 $194,815,204 $393,087,415 $607,208,135
Shares of beneficial interest outstanding 115,592,432 10,611,220 25,643,261 79,533,190
Net asset value per share $19.57 $18.36 $15.33 $7.63
(#) Includes securities on loan of $1,108,666 $1,831,307 $2,343,819 $5,583,715
(a) Foreign currency holdings, cost $14,451.
(b) Foreign currency holdings, cost $195,850.
(c) Foreign currency holdings, cost $116,558.
(**) Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging
Markets Equity
Portfolio
ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
Healthcare
Portfolio
High Yield
Portfolio Income Portfolio
$54,482,273 $38,921,550 $1,223,082,108 $164,911,781 $178,470,455 $795,012,282 $1,362,892,671
$203,556 $429,981 $79,203,211 $20,942,884 $707,750 $75,493,768 $22,882,982
62,029,607 55,327,071 1,538,184,745 159,345,890 247,362,931 782,259,254 1,298,566,691
203,556 429,981 80,162,648 20,964,467 707,750 75,503,362 22,882,982
— 428 338,671 — — 11,672 —
195,136
(b)
— 116,527
(c)
— — — —
— — — — — — —
98,648 38,320 2,401,584 681,956 229,174 12,575,746 17,425,186
1,416 1,401 2,838 1,506 1,613 2,098 2,580
— — 4,987,728 — — 4,148 —
— — — 13,596,609 — 1,542,962 —
— 22,674 — 18,771 — 49,488 180,669
4,640 1,902 — — 2,396 — —
— — 1,205 — — — —
62,533,003 55,821,777 1,626,195,946 194,609,199 248,303,864 871,948,730 1,339,058,108
85,961 10,587 101,329 16,293 15,248 25,493 22,968
— — 4,900,796 — — 4,609 —
— — — 33,845,307 — — —
— 28,600 2,524,445 — — 49,599,049 18,182,198
256,205 — — — — — —
25,934 — 146,101 — 71,689 — —
6,400 2,070 1,763,100 2,530 — — 69,750
— — — — — — —
10,813 2,175 173,844 10,691 39,757 62,498 100,476
204 185 5,323 519 814 2,656 4,270
323 323 356 322 322 568 631
15,099 6,345 96,654 27,447 15,574 84,879 128,655
— — 250,773 — — — —
— — — — — — —
— — — 1,303 — — —
400,939 50,285 9,962,721 33,904,412 143,404 49,779,752 18,508,948
53,058,549 39,528,296 1,123,641,289 187,448,761 177,188,865 961,075,520 1,518,799,905
9,073,515 16,243,196 492,591,936 (26,743,974) 70,971,595 (138,906,542) (198,250,745)
$62,132,064 $55,771,492 $1,616,233,225 $160,704,787 $248,160,460 $822,168,978 $1,320,549,160
4,849,317 2,877,895 107,476,821 16,748,090 10,179,002 196,553,162 150,995,178
$12.81 $19.38 $15.04 $9.60 $24.38 $4.18 $8.75
$— $27,946 $2,405,527 $— $— $47,708,497 $17,621,329

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of December 31, 2024
International
Allocation Portfolio
International Index
Portfolio
Large Cap Growth
Portfolio
Assets
Investments in unaffiliated securities at cost $1,199,879,692 $160,208,039 $1,500,632,022
Investments in affiliated securities at cost $32,174,732 $3,437,038 $91,292,763
Investments in unaffiliated securities at value (#) 1,356,561,462 202,278,392 2,949,531,804
Investments in affiliated securities at value 32,174,732 3,437,038 91,292,763
Cash — — —
Foreign currency 586,869
(a)
— —
Dividends and interest receivable 6,119,576 671,877 1,011,577
Prepaid expenses 2,713 1,549 3,939
Receivable for:
Investments sold 7,124,566 15,161 23,196,789
Fund shares sold — 10,273 195
Expense reimbursements — — —
Variation margin on open future contracts 65,385 — —
Total Assets 1,402,635,303 206,414,290 3,065,037,067
Liabilities
Accrued expenses 224,185 48,096 33,141
Cash overdraft 223,205 — —
Foreign currency overdraft — 432
(b)
—
Payable for:
Investments purchased 6,774,978 — 22,481,397
Investments purchased on a delayed-delivery basis — — —
Return of collateral for securities loaned 7,290,763 — —
Foreign capital gain tax liability 507,164 — —
Fund shares redeemed 61,801 — 166,023
Variation margin on open future contracts 128,825 4,447 —
Investment advisory fees 173,815 7,926 238,276
Administrative service fees 4,533 674 10,127
Director fees 357 323 3,104
Director deferred compensation 115,664 6,345 197,526
Contingent liabilities
(**)
— — —
Mortgage dollar roll deferred revenue — — —
Total Liabilities 15,505,290 68,243 23,129,594
Net Assets
Capital stock (beneficial interest) 1,272,199,093 163,274,805 1,345,654,362
Distributable earnings/(accumulated loss) 114,930,920 43,071,242 1,696,253,111
Total Net Assets $1,387,130,013 $206,346,047 $3,041,907,473
Shares of beneficial interest outstanding 144,697,419 15,425,025 52,047,588
Net asset value per share $9.59 $13.38 $58.44
(#) Includes securities on loan of $6,857,709 $— $—
(a) Foreign currency holdings, cost $588,014.
(b) Foreign currency holdings, cost $-432.
(**) Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Index
Portfolio
Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
$554,416,761 $2,058,419,802 $729,029,572 $71,381,787 $463,240,584 $1,452,446,884 $42,086,843
$29,760,805 $59,763,386 $5,061,372 $1,964,224 $8,805,979 $101,969,776 $707,177
1,954,383,180 2,790,611,406 724,145,441 88,571,604 685,479,091 2,114,026,150 49,001,517
29,760,805 59,768,144 5,061,372 1,964,224 8,805,979 101,988,137 707,177
9,079 — 403,385 — — 23 —
— — — — — — —
1,319,444 3,033,286 6,881,149 30,564 708,306 1,499,330 49,867
3,058 4,094 2,052 1,433 1,979 3,636 1,401
— — 88,787 — — — 125,121
— — — 35,713 56,185 — —
— — — 2,182 — — 2,099
3,987 — — — 12,187 — —
1,985,479,553 2,853,416,930 736,582,186 90,605,720 695,063,727 2,217,517,276 49,887,182
29,116 30,263 23,999 10,721 22,545 26,661 9,567
— — — — — — —
— — — — — — —
— — — — — — —
— — 9,741,562 — — — —
1,165,250 12,459,180 5,061,372 302,775 4,507,724 19,030,780 —
— — — — — — —
145,622 173,361 125,899 — — 247,178 2,512
120,750 — — — — — —
72,134 328,239 54,967 13,152 26,622 266,906 7,186
6,574 9,300 2,336 298 2,263 7,237 163
2,008 610 323 323 696 1,210 322
85,388 96,472 95,674 6,345 28,481 140,779 6,345
— — — — — — —
— — 1,008 — — — —
1,626,842 13,097,425 15,107,140 333,614 4,588,331 19,720,751 26,095
518,837,755 1,683,862,066 741,686,540 78,920,058 447,513,684 1,294,710,502 38,920,913
1,465,014,956 1,156,457,439 (20,211,494) 11,352,048 242,961,712 903,086,023 10,940,174
$1,983,852,711 $2,840,319,505 $721,475,046 $90,272,106 $690,475,396 $2,197,796,525 $49,861,087
25,512,379 119,490,910 73,860,654 5,983,543 29,866,989 103,030,424 2,664,382
$77.76 $23.77 $9.77 $15.09 $23.12 $21.33 $18.71
$1,132,584 $12,230,148 $4,896,670 $297,198 $4,354,962 $18,619,104 $—

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of December 31, 2024
Moderate Allocation
Portfolio
Moderately
Aggressive
Allocation Portfolio
Moderately
Conservative
Allocation Portfolio
Assets
Investments in unaffiliated securities at cost $3,493,478,602 $2,155,386,429 $1,870,844,867
Investments in affiliated securities at cost $4,186,482,307 $3,547,495,559 $1,630,346,138
Investments in unaffiliated securities at value (#) 4,211,440,511 2,850,604,890 1,966,384,705
Investments in affiliated securities at value 4,963,452,952 4,254,113,044 1,793,720,714
Cash 419,100 219,891 303,953
Foreign currency 33,610
(a)
36,783
(b)
5,180
(c)
Initial margin deposit on open futures contracts — — 45,300
Dividends and interest receivable 21,343,909 10,025,247 13,553,149
Prepaid expenses 10,128 7,817 5,167
Receivable for:
Investments sold 7,431,448 6,601,880 1,504,836
Investments sold on a delayed-delivery basis 5,284,227 1,673,891 5,761,187
Fund shares sold — — —
Expense reimbursements 336,775 317,939 104,719
Variation margin on open future contracts 747,015 336,773 199,221
Total Assets 9,210,499,675 7,123,938,155 3,781,588,131
Liabilities
Accrued expenses 82,361 78,677 58,260
Cash overdraft — — —
Payable for:
Investments purchased 8,816,870 8,116,539 2,095,844
Investments purchased on a delayed-delivery basis 105,431,405 43,173,484 50,117,324
Return of collateral for securities loaned 10,075,134 4,600,170 7,346,423
Fund shares redeemed 3,141,733 402,315 3,383,362
Variation margin on open future contracts 9,135,193 6,013,882 2,481,763
Variation margin on open swap contracts — — —
Investment advisory fees 1,044,381 889,319 405,919
Administrative service fees 29,817 23,214 12,177
Director fees 10,043 7,511 4,260
Director deferred compensation 398,970 265,648 198,748
Swap agreements, at value 1,776,943 1,489,006 420,270
Contingent liabilities
(**)
— — —
Mortgage dollar roll deferred revenue 2,717 1,258 506
Total Liabilities 139,945,567 65,061,023 66,524,856
Net Assets
Capital stock (beneficial interest) 6,676,963,197 5,094,722,981 3,177,877,947
Distributable earnings/(accumulated loss) 2,393,590,911 1,964,154,151 537,185,328
Total Net Assets $9,070,554,108 $7,058,877,132 $3,715,063,275
Shares of beneficial interest outstanding 583,094,935 412,917,140 280,716,705
Net asset value per share $15.56 $17.10 $13.23
(#) Includes securities on loan of $9,722,106 $4,450,540 $7,075,294
(a) Foreign currency holdings, cost $33,610.
(b) Foreign currency holdings, cost $36,783.
(c) Foreign currency holdings, cost $5,180.
(*) Securities held by this Portfolio are valued on the basis of amortized cost, which approximates market value.
(**) Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Money Market
Portfolio
Opportunity Income
Plus Portfolio
Real Estate
Securities Portfolio
Small Cap Growth
Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$445,291,278 $170,479,543 $108,411,500 $104,935,253 $781,323,163 $894,240,083
$— $27,217,699 $1,637,104 $3,649,540 $19,703,594 $36,511,886
445,291,278
( * )
166,368,016 144,422,450 128,965,614 1,062,004,929 1,062,151,134
— 25,368,297 1,637,104 3,649,540 19,703,594 36,511,886
13,430 8,316 67,767 24,304 89,056 —
— — — — — —
— — — — — —
1,601,912 1,637,197 607,319 61,030 1,312,745 959,736
1,752 1,545 1,490 1,473 2,317 2,337
— 8,879 — 22,287 1,955,692 5,661,853
— 5,014,193 — — — —
— — 4,434 25,878 — —
— — — 384 — —
— — — — 2,100 —
446,908,372 198,406,443 146,740,564 132,750,510 1,085,070,433 1,105,286,946
12,991 30,019 15,022 13,110 26,400 21,110
— — — — — 5,440,149
— 7,062 25,220 107,592 1,100,863 13,903,194
— 6,135,572 — — — —
— 5,180,818 — — 19,400,575 5,284,800
616,170 93,313 — — 236,214 63,062
— 5,031 4,140 — — —
— 1,800 — — — —
21,309 17,814 20,993 20,485 41,107 136,129
1,449 606 476 435 3,494 3,532
436 323 322 323 1,101 541
— 23,323 27,026 7,008 51,401 80,408
— — — — — —
— — — — — —
— 341 — — — —
652,355 11,496,022 93,199 148,953 20,861,155 24,932,925
446,237,958 225,117,937 97,890,864 110,492,791 733,878,734 850,148,250
18,059 (38,207,516) 48,756,501 22,108,766 330,330,544 230,205,771
$446,256,017 $186,910,421 $146,647,365 $132,601,557 $1,064,209,278 $1,080,354,021
446,221,797 20,764,842 5,599,395 7,802,442 49,127,789 54,940,912
$1.00 $9.00 $26.19 $16.99 $21.66 $19.66
$— $5,031,152 $— $— $18,731,347 $—

Thrivent Series Fund, Inc.
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended December 31, 2024
Aggressive
Allocation
Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified
Income Plus
Portfolio
Investment Income
Dividends $13,795,571 $2,233,040 $2,436,334 $2,245,192
Interest 4,343,424 — 9,619,979 23,213,757
Income from mortgage dollar rolls 7,791 — 2,075 107
Affiliated income from securities loaned, net 12,752 41,131 37,985 72,405
Income from affiliated investments 14,038,073 171,508 1,318,922 1,126,052
Non cash income 11,648 — 652 443
Non cash income from affiliated investments 14,940,833 — 2,098,350 3,299,568
Foreign tax withholding (33,353) (18,122) (5,589) (3,634)
Total Investment Income 47,116,739 2,427,557 15,508,708 29,953,890
Expenses
Adviser fees 15,418,838 1,028,397 2,249,383 2,536,322
Administrative service fees 454,458 111,787 149,526 187,794
Audit and legal fees 54,791 38,186 41,146 40,655
Custody fees 77,299 10,412 63,225 68,594
Insurance expenses 8,437 3,736 4,341 4,965
Printing and postage expenses 33,898 12,577 16,647 22,082
Transfer agent fees 5,000 5,000 5,000 5,000
Directors' fees 91,401 13,275 22,491 30,506
Other expenses 39,306 17,122 108,919 114,682
Total Expenses Before Reimbursement 16,183,428 1,240,492 2,660,678 3,010,600
Less:
Reimbursement from adviser (3,600,804) — — —
Total Net Expenses 12,582,624 1,240,492 2,660,678 3,010,600
Net Investment Income/(Loss) 34,534,115 1,187,065 12,848,030 26,943,290
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 107,260,168 5,925,244 20,346,356 9,548,216
Affiliated investments 2,496,676 451 109,336 (1,152,073)
Class action settlements — — — —
Distributions of realized capital gains from affiliated
investments 13,877,254 — — —
Futures contracts 61,845,416 — (1,177,902) 6,303,259
Foreign currency transactions (2,749) (5,825) 7,913 (732)
Swap agreements (3,737) — (108,718) (672,648)
Change in net unrealized appreciation/(depreciation) on:
Investments 67,882,816 26,201,759 1,989,611 1,602,379
Affiliated investments 41,313,991 (451) 785,756 2,249,698
Futures contracts (5,204,757) — (1,026,442) (1,027,984)
Foreign currency transactions 127,196 (1,952) (1,816) 46,039
Swap agreements (538,015) — 199 100,108
Foreign capital gain tax liability — — — —
Net Realized and Unrealized Gains/(Losses) 289,054,259 32,119,226 20,924,293 16,996,262
Net Increase/(Decrease) in Net Assets Resulting
From Operations $323,588,374 $33,306,291 $33,772,323 $43,939,552
(a) Includes foreign capital gain taxes paid of $367,943.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging
Markets Equity
Portfolio
ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
Healthcare
Portfolio
High Yield
Portfolio Income Portfolio
$2,254,052 $681,541 $25,981,859 $— $4,120,056 $1,824,368 $50,000
3,930 5,171 14,323,152 6,012,987 — 51,304,894 63,230,541
— — — 3,705 — — —
— 889 41,464 — — 391,439 132,060
15,740 19,665 1,953,570 1,357,141 39,159 1,235,454 873,762
— — — — — — —
— — — — — — —
(285,152) (325) (979,126) — (1,882) — —
1,988,570 706,941 41,320,919 7,373,833 4,157,333 54,756,155 64,286,363
595,314 102,740 8,883,822 574,316 2,276,373 3,198,616 5,296,937
91,245 88,733 350,974 107,895 127,065 215,941 305,120
69,376 37,800 69,629 44,083 38,811 40,688 43,478
197,586 5,044 187,458 8,178 6,755 14,172 16,700
3,478 3,423 7,011 3,733 4,008 5,266 6,616
12,910 8,549 21,420 15,277 19,250 34,712 30,101
5,000 5,000 5,000 5,000 5,000 5,000 5,000
12,976 11,417 27,113 15,125 13,081 34,088 43,289
62,229 18,202 76,041 27,219 17,290 80,344 56,909
1,050,114 280,908 9,628,468 800,826 2,507,633 3,628,827 5,804,150
(289,435) (101,114) — — (138,426) — —
760,679 179,794 9,628,468 800,826 2,369,207 3,628,827 5,804,150
1,227,891 527,147 31,692,451 6,573,007 1,788,126 51,127,328 58,482,213
1,098,986
(a)
107,387 105,216,343 (4,985,256) 503,018 (17,783,401) (23,746,446)
— — 6,241 — — — —
— — — — 175,676 — —
— — 3,417,513 — — — —
212,154 109,687 55,012,241 (323,165) — — 1,160,393
(121,726) — (192,729) — — — —
— — — — — (1,178,235) (1,938,869)
3,483,750 9,361,348 32,362,290 1,225,164 (679,078) 21,208,572 9,227,666
— — 4,520,528 — — — —
(191,471) (33,405) (10,237,756) (525,178) — — (3,438,237)
(9,214) — (106,486) — (2,403) — —
— — (250,773) — — 786,304 1,293,918
95,065 — — — — — —
4,567,544 9,545,017 189,747,412 (4,608,435) (2,787) 3,033,240 (17,441,575)
$5,795,435 $10,072,164 $221,439,863 $1,964,572 $1,785,339 $54,160,568 $41,040,638

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended December 31, 2024
International
Allocation Portfolio
International Index
Portfolio
Large Cap Growth
Portfolio
Investment Income
Dividends $43,414,262 $6,281,485 $21,567,563
Interest 450,460 11,857 —
Income from mortgage dollar rolls — — —
Affiliated income from securities loaned, net 46,976 3,932 —
Income from affiliated investments 2,639,637 204,292 3,126,110
Foreign tax withholding (3,476,852) (381,876) (51,994)
Total Investment Income 43,074,483 6,119,690 24,641,679
Expenses
Adviser fees 9,268,517 409,217 11,279,770
Administrative service fees 321,905 114,783 559,390
Audit and legal fees 94,918 35,142 51,129
Custody fees 513,394 87,298 25,972
Insurance expenses 6,791 3,791 9,506
Pricing service fees — 106,362 —
Printing and postage expenses 32,540 9,216 55,038
Transfer agent fees 5,000 5,000 5,000
Directors' fees 32,660 11,418 133,148
Other expenses 186,625 31,627 36,197
Total Expenses Before Reimbursement 10,462,350 813,854 12,155,150
Less:
Reimbursement from adviser — — —
Total Net Expenses 10,462,350 813,854 12,155,150
Net Investment Income/(Loss) 32,612,133 5,305,836 12,486,529
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 65,985,297
(a)
(1,466,993) 243,386,697
Futures contracts 4,088,014 (113,531) —
Foreign currency transactions (633,925) (36,673) —
Change in net unrealized appreciation/(depreciation) on:
Investments (37,903,977) 2,662,495 481,684,704
Futures contracts (4,564,145) (195,258) —
Foreign currency transactions (350,866) (37,533) —
Foreign capital gain tax liability 46,892 — —
Net Realized and Unrealized Gains/(Losses) 26,667,290 812,507 725,071,401
Net Increase/(Decrease) in Net Assets Resulting
From Operations $59,279,423 $6,118,343 $737,557,930
(a) Includes foreign capital gain taxes paid of $580,048.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Index
Portfolio
Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
$25,378,073 $69,057,551 $200,540 $428,612 $9,729,687 $28,587,213 $1,105,438
58,853 17 31,642,140 — 28,913 — 2,657
— — 1,628 — — — —
10,933 84,417 40,153 2,658 23,941 16,017 37
698,575 2,304,406 — 87,159 242,483 4,118,473 36,337
(6,255) (282,155) — (627) (3,814) — (2,263)
26,140,179 71,164,236 31,884,461 517,802 10,021,210 32,721,703 1,142,206
3,522,463 17,481,714 2,967,303 652,553 1,338,145 14,845,367 379,783
394,413 575,315 206,110 94,791 193,742 483,657 88,608
46,526 53,354 54,074 37,687 40,789 50,083 37,558
32,833 70,736 14,994 6,913 18,069 31,163 4,327
7,536 10,084 5,267 3,502 4,855 9,004 3,441
— — — — — — —
41,005 25,367 18,945 9,984 29,345 42,833 8,522
5,000 5,000 5,000 5,000 5,000 5,000 5,000
79,578 37,778 28,320 11,418 28,156 65,629 11,418
32,744 32,329 65,234 15,988 22,709 31,201 15,926
4,162,098 18,291,677 3,365,247 837,836 1,680,810 15,563,937 554,583
— — — (98,276) — — (103,907)
4,162,098 18,291,677 3,365,247 739,560 1,680,810 15,563,937 450,676
21,978,081 52,872,559 28,519,214 (221,758) 8,340,400 17,157,766 691,530
56,444,274 362,560,718 (1,650,017) 5,214,279 33,304,874 225,218,663 3,730,866
2,873,827 — — — (48,130) — —
— (38,398) — — — — (210)
321,225,222 (56,369,091) 13,621,905 3,281,356 43,216,458 (6,431,001) 258,787
(1,131,312) — — — (469,606) — —
— (57,501) — — — — (39)
— — — — — — —
379,412,011 306,095,728 11,971,888 8,495,635 76,003,596 218,787,662 3,989,404
$401,390,092 $358,968,287 $40,491,102 $8,273,877 $84,343,996 $235,945,428 $4,680,934

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended December 31, 2024
Moderate Allocation
Portfolio
Moderately
Aggressive
Allocation Portfolio
Moderately
Conservative
Allocation Portfolio
Investment Income
Dividends $30,975,152 $24,967,086 $8,375,289
Interest 82,547,079 29,453,628 65,923,241
Income from mortgage dollar rolls 17,212 7,167 5,933
Affiliated income from securities loaned, net 98,636 48,815 67,191
Income from affiliated investments 58,045,087 45,688,262 23,235,650
Non cash income 36,578 33,894 9,773
Non cash income from affiliated investments 87,878,578 67,883,361 44,777,120
Foreign tax withholding (50,250) (41,743) (12,868)
Total Investment Income 259,548,072 168,040,470 142,381,329
Expenses
Adviser fees 55,732,135 45,287,180 22,853,924
Administrative service fees 1,672,298 1,260,811 767,076
Audit and legal fees 94,452 80,287 66,365
Custody fees 150,049 123,441 95,918
Insurance expenses 26,595 20,042 13,878
Pricing service fees — — —
Printing and postage expenses 59,846 58,963 30,368
Transfer agent fees 5,000 5,000 5,000
Directors' fees 410,558 296,074 183,576
Other expenses 143,980 128,234 113,455
Total Expenses Before Reimbursement 58,294,913 47,260,032 24,129,560
Less:
Reimbursement from adviser (18,528,197) (16,761,647) (6,049,698)
Total Net Expenses 39,766,716 30,498,385 18,079,862
Net Investment Income/(Loss) 219,781,356 137,542,085 124,301,467
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 462,353,000 244,220,959 121,055,998
Affiliated investments 46,142,945 31,726,306 5,498,995
Distributions of realized capital gains from affiliated investments 64,015,361 57,605,064 14,414,255
Futures contracts 182,856,180 134,995,943 55,406,125
Foreign currency transactions (34,634) (18,070) (8,689)
Swap agreements — — —
Change in net unrealized appreciation/(depreciation) on:
Investments 36,276,762 147,117,643 (20,469,438)
Affiliated investments 181,605,986 171,664,355 54,936,202
Futures contracts (30,702,400) (10,038,450) (22,124,360)
Foreign currency transactions 624,054 437,615 299,581
Swap agreements (1,776,943) (1,489,006) (420,270)
Net Realized and Unrealized Gains/(Losses) 941,360,311 776,222,359 208,588,399
Net Increase/(Decrease) in Net Assets Resulting
From Operations $1,161,141,667 $913,764,444 $332,889,866

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Money Market
Portfolio
Opportunity Income
Plus Portfolio
Real Estate
Securities Portfolio
Small Cap Growth
Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$864,684 $457,273 $4,663,266 $682,780 $16,145,221 $12,295,476
21,487,993 7,776,184 16,377 — 16,577 339
— 1,053 — — — —
— 38,728 — 116 96,690 33,995
— 468,146 60,481 147,745 51,951 1,213,579
— — — — — —
— 991,384 — — — —
— — — (4,595) (12,737) (73,487)
22,352,677 9,732,768 4,740,124 826,046 16,297,702 13,469,902
1,068,194 876,875 1,144,155 1,030,662 2,072,003 6,908,151
152,637 109,814 105,934 101,901 256,120 258,780
39,036 37,990 38,130 37,921 43,091 42,845
9,400 40,727 5,823 11,827 31,475 18,205
4,331 3,784 3,690 3,600 5,744 5,724
— 93,195 — — — —
16,292 12,637 19,409 11,795 34,245 27,927
5,000 5,000 5,000 5,000 5,000 5,000
14,209 13,220 15,042 11,545 45,422 31,914
16,544 17,259 16,300 16,170 27,465 21,970
1,325,643 1,210,501 1,353,483 1,230,421 2,520,565 7,320,516
— — — (19,393) — —
1,325,643 1,210,501 1,353,483 1,211,028 2,520,565 7,320,516
21,027,034 8,522,267 3,386,641 (384,982) 13,777,137 6,149,386
11,257 (2,969,803) 10,237,789 12,325,639 56,782,183 79,321,836
— (776,870) — — — 1,257
— — — — — —
— 55,334 273,772 — 294,550 —
— — — (166) — 21,253
— (153,471) — — — —
— 3,724,711 (8,888,925) 1,023,695 12,727,582 26,711,764
— 643,859 — — — (1,257)
— (84,034) (77,671) — (228,972) —
— — — (3) — 124
— 39,188 — — — —
11,257 478,914 1,544,965 13,349,165 69,575,343 106,054,977
$21,038,291 $9,001,181 $4,931,606 $12,964,183 $83,352,480 $112,204,363

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Portfolio All Cap Portfolio
For the periods ended
12/31/2024 12/31/2023 12/31/2024 12/31/2023
Operations
Net investment income/(loss) $34,534,115 $29,767,993 $1,187,065 $1,275,757
Net realized gains/(losses) 185,473,028 79,949,780 5,919,870 4,235,686
Change in net unrealized appreciation/(depreciation) 103,581,231 227,400,792 26,199,356 25,446,469
Net Change in Net Assets Resulting From Operations
323,588,374 337,118,565 33,306,291 30,957,912
Distributions to Shareholders
From net investment income/net realized gains (115,708,445) (67,126,159) (5,790,675) (2,084,328)
Total Distributions to Shareholders
(115,708,445) (67,126,159) (5,790,675) (2,084,328)
Capital Stock Transactions
Sold 21,406,089 24,829,384 8,370,988 5,773,356
Distributions reinvested 115,708,445 67,126,159 5,790,675 2,084,328
Redeemed (135,311,841) (78,941,359) (15,612,020) (10,883,860)
Total Capital Stock Transactions 1,802,693 13,014,184 (1,450,357) (3,026,176)
Net Increase/(Decrease) in Net Assets 209,682,622 283,006,590 26,065,259 25,847,408
Net Assets, Beginning of Period 2,052,086,394 1,769,079,804 168,749,945 142,902,537
Net Assets, End of Period $2,261,769,016 $2,052,086,394 $194,815,204 $168,749,945
Capital Stock Share Transactions
Sold 1,110,150 1,519,389 486,668 396,164
Distributions reinvested 6,271,460 4,087,351 337,085 143,588
Redeemed (7,104,857) (4,773,504) (894,076) (758,601)
Total Capital Stock Share Transactions
276,753 833,236 (70,323) (218,849)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Balanced Income Plus Portfolio
Diversified Income Plus
Portfolio
Emerging Markets Equity
Portfolio ESG Index Portfolio
12/31/2024 12/31/2023 12/31/2024 12/31/2023 12/31/2024 12/31/2023 12/31/2024 12/31/2023
$12,848,030 $13,928,403 $26,943,290 $29,597,543 $1,227,891 $1,312,174 $527,147 $487,096
19,176,985 (422,635) 14,026,022 (10,561,794) 1,189,414 7,197,186 217,074 41,686
1,747,308 34,372,533 2,970,240 45,845,673 3,378,130 (2,680,453) 9,327,943 9,255,941
33,772,323 47,878,301 43,939,552 64,881,422 5,795,435 5,828,907 10,072,164 9,784,723
(13,880,068) (11,188,315) (29,822,048) (26,229,742) (7,023,377) (2,033,309) (480,266) (398,109)
(13,880,068) (11,188,315) (29,822,048) (26,229,742) (7,023,377) (2,033,309) (480,266) (398,109)
1,691,124 4,130,830 2,717,892 2,518,434 968,717 1,826,737 6,881,794 5,437,588
13,880,068 11,188,315 29,822,048 26,229,742 7,023,377 2,033,309 480,266 398,109
(56,579,193) (42,761,945) (97,943,961) (98,545,138) (11,375,576) (8,528,526) (5,485,499) (6,029,937)
(41,008,001) (27,442,800) (65,404,021) (69,796,962) (3,383,482) (4,668,480) 1,876,561 (194,240)
(21,115,746) 9,247,186 (51,286,517) (31,145,282) (4,611,424) (872,882) 11,468,459 9,192,374
414,203,161 404,955,975 658,494,652 689,639,934 66,743,488 67,616,370 44,303,033 35,110,659
$393,087,415 $414,203,161 $607,208,135 $658,494,652 $62,132,064 $66,743,488 $55,771,492 $44,303,033
112,878 301,356 360,436 349,145 73,139 142,147 385,368 384,531
937,836 811,347 4,045,203 3,687,422 549,818 159,228 26,232 27,271
(3,743,770) (3,088,988) (12,940,681) (13,712,334) (858,813) (672,620) (304,310) (428,190)
(2,693,056) (1,976,285) (8,535,042) (9,675,767) (235,856) (371,245) 107,290 (16,388)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Global Stock Portfolio Government Bond Portfolio
For the periods ended
12/31/2024 12/31/2023 12/31/2024 12/31/2023
Operations
Net investment income/(loss) $31,692,451 $29,545,191 $6,573,007 $5,482,465
Net realized gains/(losses) 163,459,609 69,505,819 (5,308,421) (6,676,707)
Change in net unrealized appreciation/(depreciation) 26,287,803 176,467,262 699,986 8,242,004
Net Change in Net Assets Resulting From Operations
221,439,863 275,518,272 1,964,572 7,047,762
Distributions to Shareholders
From net investment income/net realized gains (76,520,307) (17,219,622) (6,599,335) (5,465,877)
Total Distributions to Shareholders
(76,520,307) (17,219,622) (6,599,335) (5,465,877)
Capital Stock Transactions
Sold 1,434,920 2,226,789 11,169,426 8,716,464
Issued in connection with merger 50,604,461 – – –
Distributions reinvested 76,520,307 17,219,622 6,599,335 5,465,877
Redeemed (171,812,592) (25,264,637) (20,427,496) (16,063,827)
Total Capital Stock Transactions (43,252,904) (5,818,226) (2,658,735) (1,881,486)
Net Increase/(Decrease) in Net Assets 101,666,652 252,480,424 (7,293,498) (299,601)
Net Assets, Beginning of Period 1,514,566,573 1,262,086,149 167,998,285 168,297,886
Net Assets, End of Period $1,616,233,225 $1,514,566,573 $160,704,787 $167,998,285
Capital Stock Share Transactions
Sold 100,252 176,801 1,147,577 889,423
Issued in connection with merger 3,513,023 – – –
Distributions reinvested 5,334,842 1,363,930 679,219 563,281
Redeemed (11,781,206) (2,026,651) (2,093,614) (1,658,891)
Total Capital Stock Share Transactions
(2,833,089) (485,920) (266,818) (206,187)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Healthcare Portfolio High Yield Portfolio Income Portfolio
International Allocation
Portfolio
12/31/2024 12/31/2023 12/31/2024 12/31/2023 12/31/2024 12/31/2023 12/31/2024 12/31/2023
$1,788,126 $2,073,207 $51,127,328 $44,974,416 $58,482,213 $54,217,926 $32,612,133 $35,137,131
678,694 14,659,385 (18,961,636) (16,238,131) (24,524,922) (49,884,489) 69,439,386 31,162,971
(681,481) (5,859,750) 21,994,876 55,930,203 7,083,347 110,004,526 (42,772,096) 168,261,674
1,785,339 10,872,842 54,160,568 84,666,488 41,040,638 114,337,963 59,279,423 234,561,776
(16,102,046) (5,279,795) (51,252,461) (45,526,276) (58,492,175) (53,626,044) (43,800,967) (34,806,806)
(16,102,046) (5,279,795) (51,252,461) (45,526,276) (58,492,175) (53,626,044) (43,800,967) (34,806,806)
1,798,817 2,421,979 29,142,364 15,867,077 65,972,809 28,780,131 1,494,800 1,112,872
– – – – – – – –
16,102,046 5,279,795 51,252,461 45,523,479 58,492,175 53,625,259 43,800,967 34,806,806
(32,801,048) (26,844,512) (47,074,588) (42,166,210) (122,231,478) (64,263,387) (46,572,858) (372,131,724)
(14,900,185) (19,142,738) 33,320,237 19,224,346 2,233,506 18,142,003 (1,277,091) (336,212,046)
(29,216,892) (13,549,691) 36,228,344 58,364,558 (15,218,031) 78,853,922 14,201,365 (136,457,076)
277,377,352 290,927,043 785,940,634 727,576,076 1,335,767,191 1,256,913,269 1,372,928,648 1,509,385,724
$248,160,460 $277,377,352 $822,168,978 $785,940,634 $1,320,549,160 $1,335,767,191 $1,387,130,013 $1,372,928,648
69,983 97,213 6,968,795 3,927,884 7,479,296 3,350,801 152,567 123,637
– – – – – – – –
624,360 211,940 12,294,544 11,280,020 6,652,478 6,260,515 4,529,292 3,910,701
(1,225,844) (1,077,471) (11,289,633) (10,515,699) (13,887,574) (7,621,699) (4,744,962) (42,399,991)
(531,501) (768,318) 7,973,706 4,692,205 244,200 1,989,617 (63,103) (38,365,653)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

International Index Portfolio Large Cap Growth Portfolio
For the periods ended
12/31/2024 12/31/2023 12/31/2024 12/31/2023
Operations
Net investment income/(loss) $5,305,836 $4,574,585 $12,486,529 $12,021,577
Net realized gains/(losses) (1,617,197) (560,603) 243,386,697 189,372,139
Change in net unrealized appreciation/(depreciation) 2,429,704 24,069,494 481,684,704 608,313,469
Net Change in Net Assets Resulting From Operations
6,118,343 28,083,476 737,557,930 809,707,185
Distributions to Shareholders
From net investment income/net realized gains (5,363,436) (3,566,633) (196,982,340) (237,707,488)
Total Distributions to Shareholders
(5,363,436) (3,566,633) (196,982,340) (237,707,488)
Capital Stock Transactions
Sold 12,122,400 10,971,206 12,867,693 20,324,443
Distributions reinvested 5,363,436 3,566,633 196,982,340 237,707,488
Redeemed (2,883,087) (1,835,034) (176,945,128) (113,454,143)
Total Capital Stock Transactions 14,602,749 12,702,805 32,904,905 144,577,788
Net Increase/(Decrease) in Net Assets 15,357,656 37,219,648 573,480,495 716,577,485
Net Assets, Beginning of Period 190,988,391 153,768,743 2,468,426,978 1,751,849,493
Net Assets, End of Period $206,346,047 $190,988,391 $3,041,907,473 $2,468,426,978
Capital Stock Share Transactions
Sold 877,348 883,630 241,033 477,457
Distributions reinvested 391,881 282,257 3,676,779 5,629,171
Redeemed (208,878) (146,586) (3,267,846) (2,634,686)
Total Capital Stock Share Transactions
1,060,351 1,019,301 649,966 3,471,942

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Index Portfolio Large Cap Value Portfolio Limited Maturity Bond Portfolio Mid Cap Growth Portfolio
12/31/2024 12/31/2023 12/31/2024 12/31/2023 12/31/2024 12/31/2023 12/31/2024 12/31/2023
$21,978,081 $22,297,789 $52,872,559 $50,151,259 $28,519,214 $25,179,361 $(221,758) $(206,618)
59,318,101 19,875,278 362,522,320 77,213,088 (1,650,017) (8,379,500) 5,214,279 (3,634,429)
320,093,910 312,055,174 (56,426,592) 184,543,845 13,621,905 31,763,272 3,281,356 14,225,202
401,390,092 354,228,241 358,968,287 311,908,192 40,491,102 48,563,133 8,273,877 10,384,155
(42,473,440) (28,860,404) (124,942,249) (170,861,739) (28,789,028) (25,324,293) – –
(42,473,440) (28,860,404) (124,942,249) (170,861,739) (28,789,028) (25,324,293) – –
30,131,855 10,639,416 3,233,222 10,670,722 13,828,374 8,064,018 12,702,141 15,156,842
42,473,440 28,860,404 124,942,249 170,861,739 28,789,028 25,322,905 – –
(117,128,893) (87,204,882) (238,926,067) (80,465,793) (101,474,566) (91,325,721) (8,449,993) (3,264,078)
(44,523,598) (47,705,062) (110,750,596) 101,066,668 (58,857,164) (57,938,798) 4,252,148 11,892,764
314,393,054 277,662,775 123,275,442 242,113,121 (47,155,090) (34,699,958) 12,526,025 22,276,919
1,669,459,657 1,391,796,882 2,717,044,063 2,474,930,942 768,630,136 803,330,094 77,746,081 55,469,162
$1,983,852,711 $1,669,459,657 $2,840,319,505 $2,717,044,063 $721,475,046 $768,630,136 $90,272,106 $77,746,081
395,788 190,670 138,272 494,922 1,421,578 856,452 883,336 1,193,798
588,889 495,292 5,575,016 8,486,398 2,967,441 2,683,481 – –
(1,645,892) (1,504,655) (9,851,608) (3,880,240) (10,470,339) (9,691,579) (574,704) (260,901)
(661,215) (818,693) (4,138,320) 5,101,080 (6,081,320) (6,151,646) 308,632 932,897

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Index Portfolio Mid Cap Stock Portfolio
For the periods ended
12/31/2024 12/31/2023 12/31/2024 12/31/2023
Operations
Net investment income/(loss) $8,340,400 $8,534,323 $17,157,766 $12,912,998
Net realized gains/(losses) 33,256,744 11,073,693 225,218,663 28,739,383
Change in net unrealized appreciation/(depreciation) 42,746,852 69,686,465 (6,431,001) 248,379,319
Net Change in Net Assets Resulting From Operations
84,343,996 89,294,481 235,945,428 290,031,700
Distributions to Shareholders
From net investment income/net realized gains (18,759,469) (28,784,021) (38,664,728) (115,583,888)
Total Distributions to Shareholders
(18,759,469) (28,784,021) (38,664,728) (115,583,888)
Capital Stock Transactions
Sold 13,012,765 18,478,387 5,409,983 16,770,189
Distributions reinvested 18,759,469 28,784,021 38,664,728 115,583,888
Redeemed (41,000,398) (31,948,563) (367,010,436) (33,895,478)
Total Capital Stock Transactions (9,228,164) 15,313,845 (322,935,725) 98,458,599
Net Increase/(Decrease) in Net Assets 56,356,363 75,824,305 (125,655,025) 272,906,411
Net Assets, Beginning of Period 634,119,033 558,294,728 2,323,451,550 2,050,545,139
Net Assets, End of Period $690,475,396 $634,119,033 $2,197,796,525 $2,323,451,550
Capital Stock Share Transactions
Sold 566,494 934,853 256,935 893,038
Distributions reinvested 870,267 1,504,252 1,919,960 6,316,439
Redeemed (1,843,742) (1,636,324) (17,305,410) (1,813,555)
Total Capital Stock Share Transactions
(406,981) 802,781 (15,128,515) 5,395,922

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Value Portfolio Moderate Allocation Portfolio
Moderately Aggressive
Allocation Portfolio
Moderately Conservative
Allocation Portfolio
12/31/2024 12/31/2023 12/31/2024 12/31/2023 12/31/2024 12/31/2023 12/31/2024 12/31/2023
$691,530 $727,654 $219,781,356 $212,397,232 $137,542,085 $120,670,304 $124,301,467 $127,249,725
3,730,656 247,985 755,332,852 350,260,634 468,530,202 231,062,564 196,366,684 67,424,818
258,748 5,410,277 186,027,459 802,253,439 307,692,157 691,128,369 12,221,715 289,863,479
4,680,934 6,385,916 1,161,141,667 1,364,911,305 913,764,444 1,042,861,237 332,889,866 484,538,022
(1,329,217) (912,644) (597,681,151) (243,173,617) (372,519,232) (277,715,892) (169,847,981) (124,193,177)
(1,329,217) (912,644) (597,681,151) (243,173,617) (372,519,232) (277,715,892) (169,847,981) (124,193,177)
2,169,641 6,767,489 – – 40,180,671 109,189 – –
1,329,217 912,644 597,681,151 243,173,617 372,519,232 277,715,892 169,847,981 124,193,177
(9,262,831) (14,065,941) (1,401,002,233) (1,008,608,020) (586,792,068) (562,781,351) (825,453,262) (639,710,501)
(5,763,973) (6,385,808) (803,321,082) (765,434,403) (174,092,165) (284,956,270) (655,605,281) (515,517,324)
(2,412,256) (912,536) (239,860,566) 356,303,285 367,153,047 480,189,075 (492,563,396) (155,172,479)
52,273,343 53,185,879 9,310,414,674 8,954,111,389 6,691,724,085 6,211,535,010 4,207,626,671 4,362,799,150
$49,861,087 $52,273,343 $9,070,554,108 $9,310,414,674 $7,058,877,132 $6,691,724,085 $3,715,063,275 $4,207,626,671
118,800 416,649 – – 2,321,483 7,603 – –
76,602 56,740 40,412,259 17,777,669 22,937,105 18,900,981 13,288,996 10,324,566
(513,700) (871,381) (91,500,751) (73,590,126) (35,327,761) (38,004,391) (62,919,094) (52,956,402)
(318,298) (397,992) (51,088,492) (55,812,457) (10,069,173) (19,095,807) (49,630,098) (42,631,836)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Money Market Portfolio
Opportunity Income Plus
Portfolio
For the periods ended
12/31/2024 12/31/2023 12/31/2024 12/31/2023
Operations
Net investment income/(loss) $21,027,034 $17,820,476 $8,522,267 $8,517,084
Net realized gains/(losses) 11,257 7,557 (3,844,810) (6,598,446)
Change in net unrealized appreciation/(depreciation) – 26,359 4,323,724 12,806,369
Net Change in Net Assets Resulting From Operations
21,038,291 17,854,392 9,001,181 14,725,007
Distributions to Shareholders
From net investment income/net realized gains (21,143,603) (17,741,635) (8,606,007) (8,530,394)
Total Distributions to Shareholders
(21,143,603) (17,741,635) (8,606,007) (8,530,394)
Capital Stock Transactions
Sold 113,483,802 118,196,178 3,027,034 1,514,338
Issued in connection with merger – – 41,155,708 –
Distributions reinvested 21,143,603 17,741,635 8,606,007 8,530,394
Redeemed (101,236,188) (62,251,870) (32,754,979) (34,126,190)
Total Capital Stock Transactions 33,391,217 73,685,943 20,033,770 (24,081,458)
Net Increase/(Decrease) in Net Assets 33,285,905 73,798,700 20,428,944 (17,886,845)
Net Assets, Beginning of Period 412,970,112 339,171,412 166,481,477 184,368,322
Net Assets, End of Period $446,256,017 $412,970,112 $186,910,421 $166,481,477
Capital Stock Share Transactions
Sold 113,483,802 118,196,178 337,606 173,604
Issued in connection with merger – – 4,570,881 –
Distributions reinvested 21,143,603 17,741,635 956,078 975,501
Redeemed (101,236,188) (62,251,870) (3,632,918) (3,907,152)
Total Capital Stock Share Transactions
33,391,217 73,685,943 2,231,647 (2,758,047)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Real Estate Securities Portfolio Small Cap Growth Portfolio Small Cap Index Portfolio Small Cap Stock Portfolio
12/31/2024 12/31/2023 12/31/2024 12/31/2023 12/31/2024 12/31/2023 12/31/2024 12/31/2023
$3,386,641 $3,943,923 $(384,982) $(235,214) $13,777,137 $13,950,975 $6,149,386 $6,130,744
10,511,561 5,819,081 12,325,473 (8,318,101) 57,076,733 (7,491,732) 79,344,346 (19,057,217)
(8,966,596) 5,007,928 1,023,692 18,472,110 12,498,610 136,306,310 26,710,631 123,545,170
4,931,606 14,770,932 12,964,183 9,918,795 83,352,480 142,765,553 112,204,363 110,618,697
(9,913,512) (8,660,063) – – (13,730,470) (35,691,545) (6,666,739) (123,510,401)
(9,913,512) (8,660,063) – – (13,730,470) (35,691,545) (6,666,739) (123,510,401)
1,576,844 2,798,675 9,469,070 21,212,229 25,773,782 26,811,393 17,158,828 31,096,017
– – – – – – – –
9,913,512 8,660,063 – – 13,730,470 35,691,545 6,666,739 123,510,401
(18,780,814) (20,068,068) (9,571,022) (4,113,187) (78,166,512) (45,236,392) (44,196,854) (11,800,207)
(7,290,458) (8,609,330) (101,952) 17,099,042 (38,662,260) 17,266,546 (20,371,287) 142,806,211
(12,272,364) (2,498,461) 12,862,231 27,017,837 30,959,750 124,340,554 85,166,337 129,914,507
158,919,729 161,418,190 119,739,326 92,721,489 1,033,249,528 908,908,974 995,187,684 865,273,177
$146,647,365 $158,919,729 $132,601,557 $119,739,326 $1,064,209,278 $1,033,249,528 $1,080,354,021 $995,187,684
61,505 106,928 575,566 1,458,475 1,225,346 1,473,171 887,271 1,720,674
– – – – – – – –
405,328 345,933 – – 700,209 1,954,502 362,079 7,571,148
(703,678) (785,901) (582,926) (292,383) (3,800,886) (2,417,193) (2,309,561) (679,443)
(236,845) (333,040) (7,360) 1,166,092 (1,875,331) 1,010,480 (1,060,211) 8,612,379

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

(1) ORGANIZATION
Thrivent Series Fund, Inc. ("the Fund"), a corporation
organized under the laws of Minnesota, is registered under the
Investment Company Act of 1940 (the “1940 Act”). The Fund is
divided into 30 separate series (each, a “Portfolio” and, collectively, the "Portfolios"), each with its own investment objective and policies.
The Fund consists of four asset allocation Portfolios, three income plus Portfolios, eighteen equity Portfolios, four fixed-income
Portfolios, and one money market Portfolio. The assets of each
Portfolio are segregated, and each has a separate class of capital stock.
Shares in the Fund are currently sold, without sales
charges, to separate accounts of Thrivent Financial for Lutherans
("Thrivent" or the "Adviser"), which are used to fund benefits of variable life insurance and variable annuity contracts issued by
Thrivent, separate accounts of insurance companies not affiliated with Thrivent, and other Portfolios.
Each of the Portfolios is an investment company that follows the accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 - Financial Services - Investment Companies.
Under the Fund’s organizational documents, its officers and
directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The
Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund expects the risk of loss to be remote.
Mergers
— At a meeting held on June 27, 2024, contractholders of Thrivent Low Volatility Equity Portfolio and Thrivent Multidimensional Income
Portfolio (the “Target Portfolios”) approved the merger of the Target Portfolios into Thrivent Global Stock Portfolio and Thrivent Opportunity
Income Plus Portfolio, accordingly  (the “Acquiring Portfolios”).
The mergers occurred at the close of business on July 26, 2024. Acquisition of the assets and liabilities of the Target Portfolios by the
Acquiring Portfolios were followed by the distribution of the Acquiring Portfolios' shares to the Target Portfolios' contractholders. The merger shares issued of the Acquiring Portfolios are included in the table below as well as disclosed in the Statement of Changes in Net Assets.
The mergers were accomplished by tax free exchanges as detailed below:
As of July 26, 2024, the net assets of the Target Portfolios were comprised of the following:
Target Portfolios
Acquiring Portfolios
Thrivent Low Volatility Equity > Thrivent Global Stock
Thrivent Multidimensional Income > Thrivent Opportunity Income Plus
Portfolio Description Net Assets as of July 26, 2024
Thrivent Global Stock Acquiring Portfolio $1,545,079,666
Thrivent Low Volatility Equity Target Portfolio $50,604,461
Thrivent Global Stock After Acquisition                 $1,595,684,127
Shares issued 3,513,023
Portfolio  Description  Net Assets as of July 26, 2024
Thrivent Opportunity Income Plus Acquiring Portfolio $157,040,144
Thrivent Multidimensional Income Target Portfolio $41,155,708
Thrivent Opportunity Income Plus After Acquisition $198,195,852
Shares Issued 4,570,881
Target Portfolio
Unrealized
Appreciation/
Depreciation
Undistributed
Net Investment
(Loss)
Accumulated
Net Realized
Gains/(Losses) Capital Stock
Thrivent Low Volatility Equity  $3,407,925 $(285,387) $151,875  $47,330,048
Thrivent Multidimensional Income  $(1,222,018)  $(109,789)  $(7,393,870)  $49,881,385

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

Assuming the mergers had been completed on January 1, 2024 the Acquiring Portfolios' pro-forma results of operations for the year ended
December 31, 2024 would be the following:
The financial statements reflect the operations of the Acquiring Portfolios for the period prior to the merger and the combined Portfolios for the period subsequent to the mergers.  Because the combined Portfolios have been managed as a single Portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of Thrivent Low Volatility Equity Portfolio and Thrivent Multidimensional
Income Portfolio that have been included in the Acquiring Portfolios' Statement of Operations since the mergers were completed.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Portfolios record their
investments at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Portfolios' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset value of $1.00 per share, pursuant to procedures established by the
Board, and generally utilizes the amortized cost method. Valuing securities held by Money Market on the basis of amortized cost
(which approximates market value) involves a constant amortization of premium or accretion of discount to maturity. Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Portfolios' Investment Adviser as the valuation designee, responsible for daily valuation of the Portfolios'
securities.  The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Portfolios’
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Portfolios may invest in Private Equity Funds ("Private
Funds"), which are fair valued by the Portfolios pursuant to valuation procedures designed by the Committee. Private Funds are typically valued at an amount equal to the Net Asset Value (NAV) of a
portfolio's investment in the Private Fund when this information is readily available to the portfolio. This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with ASC 946. The Committee has determined that for the Private Funds held by the Portfolios, if the NAV of the Private
Fund is not readily available for the daily pricing needs of the
Portfolios, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Fund via a model utilizing unobservable inputs.
Acquiring Portfolio
Net Change in
Unrealized
Appreciation/
(Depreciation)
Net Investment
Income
Net Gains/(Losses)
on Investments
Net Increase in
Net Assets
from Operations
Thrivent Global Stock $24,557,887 $32,152,059 $169,100,339 $225,810,285
Thrivent Opportunity Income Plus $6,620,604 $9,595,894 $(5,676,327) $10,540,171

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the
Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each
Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Portfolio is treated as a separate taxable entity for federal income tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Portfolios (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal and certain state jurisdictions as well as certain foreign countries.  The Portfolios' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction.
The Portfolios have no examinations in progress and none are expected at this time.
As of December 31, 2024, the Adviser has reviewed all open
tax years and major jurisdictions and concluded that there is no effect to the Portfolios’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Portfolios are subject to foreign
income taxes imposed by certain countries in which they invest.
Withholding taxes on foreign dividends have been provided for in

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of
Operations. The Portfolios pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued daily.
The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a
Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium.  Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Portfolios.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Portfolios record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividends and capital
gain distributions are recorded on the ex-dividend date. With the exception of the Money Market, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.
For the reporting period, dividends were declared daily and
reinvested monthly for Government Bond, High Yield, Income,
Limited Maturity Bond, Money Market and Opportunity Income Plus;
and declared and reinvested at least annually for all other Portfolios.
Derivative Financial Instruments
— Each of the Portfolios,
with the exception of the Money Market, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates
or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”) or
similar agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures,

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the
Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— All Portfolios, with the exception of the
Money Market, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. A futures
contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended December 31, 2024, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Government
Bond, Income, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation, and Opportunity
Income Plus used treasury futures to manage the duration and yield curve exposure of the respective Portfolio versus its benchmark.
During the year ended December 31, 2024, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Emerging
Markets Equity, ESG Index, Global Stock, International Allocation,
International Index, Large Cap Index, Mid Cap Index, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, Real Estate Securities, and Small Cap
Index used equity futures to manage exposure to the equities market.
During the year ended December 31, 2024, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Moderate
Allocation, Moderately Aggressive Allocation, and Moderately
Conservative Allocation used foreign exchange futures to hedge the currency risk.
Swap Agreements
— All Portfolios, with the exception of the Money
Market, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or
other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the
Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The Portfolios may be either the protection seller or the protection buyer.
Certain Portfolios enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the year ended December 31, 2024, Balanced Income
Plus, Diversified Income Plus, High Yield, Income, and Opportunity
Income Plus used CDX Indices (comprised of CDSs) to help manage credit risk exposure within the Portfolio.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular reference asset.  A total return swap involves commitments to pay interest in exchange for a marked linked return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Portfolios will receive a payment from or make a payment to the counterparty.  The Portfolios may take a "long" or "short" position with respect to the underlying referenced asset.
During the year ended December 31, 2024, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus, Global
Stock, Moderate Allocation, Moderately Aggressive Allocation,
and Moderately Conservative Allocation used total return swaps to achieve exposure to asset classes where liquid future contracts do not exist or where pricing of the swap contract is more attractive than the futures contract.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 35,000,000 – 35,000,000 35,000,000 – – –

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Mortgage Dollar Roll Transactions
— Certain Portfolios enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Portfolios must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls.
In addition, the Portfolios are required to segregate collateral with the fund custodian (depending on market movements) on their
mortgage dollar rolls.  The value of the securities that the Portfolios are required to purchase may decline below the agreed upon
repurchase price of those securities.
During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold.
The Portfolios are compensated from negotiated fees paid by
brokers offered as an inducement to the Portfolios to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in
Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Fund has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management
Trust. The Portfolios receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Portfolio could lose money.  Generally, in the event of borrower default, a Portfolio has the right to use the collateral to offset any losses incurred.  However, in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.
Some of these losses may be indemnified by the lending agent.
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Aggressive Allocation
Total Return swap 538,015 – 538,015 – – 532,803 5,212(#)
Balanced Income Plus
Total Return swap 36,817 – 36,817 – – – 36,817(#)
Diversified Income Plus
Total Return swap 7,294 – 7,294 – – – 7,294(#)
Global Stock
Total Return swap 250,773 – 250,773 – – 250,773 –
Moderate Allocation
Total Return swap 1,776,943 – 1,776,943 – – 1,776,943 –
Moderately Aggressive
Allocation
Total Return swap 1,489,006 – 1,489,006 – – 1,489,006 –
Moderately Conservative
Allocation
Total Return swap 420,270 – 420,270 – – 420,270 –
(**) Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(#) Net total return swap amounts represent the net amount payable to the counterparty in the event of a default.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

When-Issued and Delayed-Delivery Transactions
— Each
Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Portfolios
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Portfolio may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolios use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Portfolio could incur a loss due to a drop in the value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Portfolios may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the year ended December 31, 2024, Money
Market engaged in this type of investment.
Stripped Securities
— Certain Portfolios may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal. Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities.  As interest rates rise, the value of the interest only security increases.  Similarly, as interest rates decrease, the value of the interest only security decreases.  If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.
The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— Emerging Markets Equity received
proceeds of $107,466.85 on September 19, 2022 in connection with a Settlement Agreement with Satyam Computer Services Ltd., which has now merged with Tech Mahindra Limited (“Tech Mahindra”). As part of the Settlement Agreement, Emerging Markets Equity must indemnify Tech Mahindra for any tax liability owed in relation to the settlement payments, up to a maximum of $51,232.27, or 50%
of the gross settlement consideration paid to the Portfolio. This loss contingency has not been accrued as a liability because the amount of the potential indemnity and the likelihood of loss cannot be reasonably estimated and management does not expect that the
Portfolio’s assets will be subject to a loss contingency.
In the event of adversary action proceedings where a Portfolio is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the year ended December 31, 2024, no
Portfolio reported an accrual for contingent liabilities.
Litigation
— Awards from class action litigation are recorded as a
reduction of cost if the Portfolio still owns the applicable securities on the payment date.  If the Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the
sale to not be readily available for a Portfolio to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments and included in Payable for investments purchased on a delayed-delivery basis on the Statement of Assets and Liabilities.
Private Equity Funds
—  Typically, when a Portfolio invests in a
Private Equity Fund, it makes a commitment to invest a specified amount of capital in the applicable Private Equity Fund. The capital commitment may be drawn by the general partner of the Private
Equity Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Portfolio’s overall capital commitment that has not yet been called by the general partner.
Unfunded commitments may subject the Portfolio to certain risks.
For example, the Portfolio may be required to: liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Portfolio. Management recognizes these risks as potentially detrimental to the overall strategy and so the Fund will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of December 31, 2024, private equity capital commitments
were as follows:
Line of Credit
— Each Portfolio (with the exception of Money
Market), along with other funds managed by the investment adviser or an affiliate, participates in a $100 million ($50 million committed,
$50 million uncommitted) credit facility (the "line of credit") issued by
State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Portfolio based on its borrowings at the higher of the
Federal Funds Effective Rate or the Overnight Bank Funding Rate
plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the line of credit matures no later than 30 calendar days after the date of the borrowing.  Each participating Portfolio pays a commitment fee in proportion to their respective net assets.  The line of credit shall expire on December 16, 2025 unless extended by mutual agreement of State Street Bank and Trust Company and the Portfolios. The Portfolios had no borrowings during the year ended December 31, 2024.
Recent Accounting Pronouncements
—
Accounting Standards Update 2023-07, Segment Reporting
(Topic 280) - Improvements to Reportable Segment
Disclosures
In this reporting period, the Funds adopted FASB Accounting
Standards Update ("ASU") 2023-07, Segment Reporting (Topic 280)
- Improvements to Reportable Segment Disclosures ("ASU 2023-
07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial position or its results of operations. The intent of ASU 2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures.
An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete
financial information available. The Principal Officers of the Funds, consisting of the President as the Principal Executive Officer and the
Treasurer as the Principal Financial and Accounting Officer, jointly act as the Funds' CODMs. Management has determined that each
Fund is a single operating segment because the CODMs monitor the net increase or decrease in net assets resulting from operations of each Fund as a whole and the Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds' portfolio managers as a team. As investment companies, the Funds primarily engage in investing in securities to generate a return on investment for shareholders.
The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds' Schedule of Investments,
Statement of Changes in Net Assets and Financial Highlights. Fund
net assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Net Assets” and significant fund expenses are listed on the accompanying Statement of Operations.
Accounting Standards Update 2023-09 - Improvements to
Income Tax Disclosures
In December 2023, the FASB issued ASU 2023-09 - Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective
Portfolio
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation $120,000,000 $89,905,286 25.08%
Moderate Allocation 278,500,000 210,935,820 24.26%
Moderately Aggressive
Allocation 226,500,000 171,791,677 24.15%
Moderately Conservative
Allocation 85,000,000 64,752,496 23.82%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Fund has entered into an Investment Advisory Agreement with Thrivent, the Adviser. Under the Investment
Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Portfolio (M-Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.700% 0.700% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation  0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Portfolio (M-Millions) $0 to $50M Over $50 to $100M
 Over $100 to
$250M  Over $250M
Emerging Markets Equity 0.900% 0.900%  0.900% 0.850%
Healthcare 0.900% 0.850%  0.800%  0.750%
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
All Cap
0.550% 0.550% 0.550% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Balanced Income Plus
0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.475% 0.450% 0.425%
Diversified Income Plus
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
ESG Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Global Stock
0.650% 0.650% 0.650% 0.650% 0.575% 0.550% 0.475% 0.475% 0.475% 0.450% 0.425%
Government Bond
0.350% 0.350% 0.350% 0.300% 0.250% 0.250% 0.200% 0.150% 0.100% 0.100% 0.100%
High Yield
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Income
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
International Allocation
0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.625% 0.600% 0.600% 0.600% 0.600%
International Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Growth
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Large Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Value
0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600%
Limited Maturity Bond
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Mid Cap Growth
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Mid Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Money Market
0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.20 0% 0.20 0% 0.20 0% 0.20 0%
Opportunity Income Plus
0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Real Estate Securities
0.750% 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Small Cap Growth
0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Small Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

Expense Reimbursements
— For the year ended December 31,
2024, contractual expense reimbursements, as a percentage of net assets, were in effect:
Healthcare 0.05% 4/30/2025
For the year ended December 31, 2024, contractual expense
reimbursements to limit expenses to the following percentages were in effect:
Emerging Markets Equity   1.15% 4/30/2025
ESG Index 0.35% 4/30/2025
Mid Cap Growth 0.85% 4/30/2025
Mid Cap Value 0.89% 4/30/2025
Small Cap Growth 0.94% 4/30/2025
Expense reimbursements are accrued daily and paid by
Thrivent monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup
amounts reimbursed or waived in prior months within the same fiscal year. Acquired fund fees and expenses incurred by the
Portfolios by investing in other open-ended funds are excluded from reimbursement accrued by the Portfolios.
Subject to certain limitations, all Portfolios in the Fund except for Money Market may invest cash in other Portfolios in the Fund,
Thrivent Cash Management Trust, and Thrivent Core Funds. These
related-party transactions are subject to the same terms as non-
related party transactions. To avoid duplicate investment advisory fees, Thrivent reimburses an amount equal to any investment
advisory fees indirectly incurred by the asset allocation, income plus, equity and fixed income funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to an investment in these funds.
Other Expenses
— The Fund has entered into an accounting
and administrative services agreement with Thrivent to provide certain accounting and administrative personnel and services to the Portfolios. Each Portfolio pays a fee equal to the sum of
$80,000 plus 0.017% of the Portfolio's average daily net assets to Thrivent.  These fees are accrued daily and paid monthly.  For the year ended December 31, 2024, Thrivent received aggregate fees for accounting and administrative personnel and services of $9,908,625 from the Fund.
The Fund has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency and dividend payment services necessary to the
Portfolios.  The Portfolios pay an annual fixed fee per Portfolio.
These fees are accrued daily and paid monthly.  For the year ended
December 31, 2024, Thrivent Investor Services received $150,000 from the Fund for transfer agent services.
Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to fees received from the Portfolios. Participants in the plan may designate their deferred Director’s fees as if invested in a Portfolio of the Fund.  Thrivent Money Market is not eligible for the deferral plan.
The value of each Director’s deferred compensation account will increase or decrease as if invested in shares of a particular Portfolio of Thrivent Series Fund. Each participant's fees as well as the change in value are included in Director’s fees in the Statement of
Operations. The deferred fees remain in the appropriate Portfolio of Thrivent Series Fund until distribution in accordance with the plan. The Payable for director deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Directors not participating in the above plan
received $1,164,212 in fees from the Fund for the year ended
December 31, 2024. In addition, the Fund reimbursed independent
Directors for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent directors of the Fund
are officers and directors of Thrivent, however, they receive no compensation from the Fund. Affiliated employees and board
consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Portfolios invest
in other open-ended funds and/or Private Equity Funds. Fees and expenses of those underlying funds are not included in those
Portfolios’ expense ratios reported in the Financial Highlights. The
Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.  The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation
Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. This contractual
provision may be terminated upon the mutual agreement between the independent Directors of the Fund and the Adviser.  For the year ended December 31, 2024, the following expense reimbursements, as a percentage of net assets, were in effect:
Aggressive Allocation 0.16% 4/30/2025
Moderate Allocation 0.20% 4/30/2025
Moderately Aggressive Allocation 0.24% 4/30/2025
Moderately Conservative Allocation 0.15% 4/30/2025
Interfund Lending
— The Portfolios may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Portfolios to borrow cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Portfolio based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of
Portfolio
Expense
Reimbursement Expiration Date
Portfolio
Expense
Limit Expiration Date
Portfolio
Expense
Reimbursement
Expiration
Date

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the year ended
December 31, 2024, none of the Portfolios borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. The differences between book-basis and tax-basis
distributable earnings are primarily attributable to the timing differences recognizing certain gains and losses on investment transactions, such as wash sales, spinoffs, unrealized and
realized activity related to derivatives, treatment of passive foreign investment companies, partnerships, real estate investment trusts, perpetual debt, amortization of callable bonds, and related party transactions.  At the end of the fiscal year, reclassifications between net asset amounts are made for differences that are permanent in nature.  These permanent differences primarily relate to tax treatment of partnerships, spinoffs, swaps, passive foreign investment companies, perpetual debt, foreign currency transactions, foreign capital gains paid, passthrough short-term gains, net operating losses and sales of callable bonds.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
At December 31, 2024, the following Portfolios had accumulated capital loss carryovers as follows:
   To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
Portfolio
Distributable
earnings/
(accumulated
loss) Capital Stock
Aggressive Allocation $3,589 $(3,589)
Balanced Income Plus 1,131 (1,131)
Diversified Income Plus 1,110 (1,110)
Global Stock (7,849) 7,849
Income 7,867 (7,867)
Large Cap Index (2,138) 2,138
Large Cap Value 6,202 (6,202)
Mid Cap Growth 222,456 (222,456)
Mid Cap Value 1,374 (1,374)
Moderate Allocation 2,186 (2,186)
Moderately Aggressive
Allocation 6,172 (6,172)
Moderately Conservative
Allocation 528 (528)
Opportunity Income Plus 1,410 (1,410)
Real Estate Securities (3,778) 3,778
Small Cap Growth 385,515 (385,515)
Small Cap Stock 53,418 (53,418)
Portfolio
Undistributed
Ordinary Income
#
Undistributed
Long-Term Capital
Gain
Aggressive Allocation $ 81, 252,548 $ 136,690,415
All Cap 1,183,930 5,393,898
Balanced Income Plus 12,898,894 9,031,549
Diversified Income Plus 26,951,215 –
Portfolio
Undistributed
Ordinary Income
#
Undistributed
Long-Term Capital
Gain
Emerging Markets Equity 1,653,735 357,683
ESG Index 537,870 –
Global Stock 69,985,479 112,528,361
Government Bond 54,326 –
Healthcare 1,791,314 633,309
High Yield 341,855 –
International Allocation 35,369,647 –
International Index 5,650,458 –
Large Cap Growth 64,679,992 188,581,986
Large Cap Index 23,472,331 57,554,100
Large Cap Value 87,252,062 326,426,635
Limited Maturity Bond 713,222 –
Mid Cap Index 16,509,400 21,806,796
Mid Cap Stock 17,170,978 226,550,979
Mid Cap Value 1,240,795 3,068,231
Moderate Allocation 380,427,465 565,862,051
Moderately Aggressive
Allocation 251,905,920 344,470,769
Moderately Conservative
Allocation 165,764,595 134,526,280
Money Market 18,059 –
Opportunity Income Plus 79,854 –
Real Estate Securities 6,520,853 6,890,291
Small Cap Index 15,688,869 42,200,899
Small Cap Stock 6,176,381 59,058,215
#
Undistributed ordinary income includes income derived from
short-term capital gains, if any.
Portfolio
Capital Loss
Carryover
Diversified Income Plus $ 28,934,969
ESG Index 415,879
Government Bond 21,023,714
High Yield 124,858,982
Income 133,629,573
International Allocation 64,551,410
International Index 2,469,623
Limited Maturity Bond 15,378,025
Mid Cap Growth 5,254,093
Opportunity Income Plus 31,320,227
Small Cap Growth 1,647,831

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

During the fiscal year 2024, capital loss carryovers utilized by the
Portfolios were as follows:
The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:
(a) Ordinary income includes income derived from short-term capital gains, if any.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended December 31, 2024, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Portfolio
Capital Loss
Carryover
Balanced Income Plus $8,776,767
Diversified Income Plus  $12,447,326
ESG Index $205,580
International Allocation $56,967,264
Mid Cap Growth $5,163,460
Small Cap Growth   $11,831,271
Small Cap Index $12,140,677
Small Cap Stock $20,551,019
Ordinary Income
(a)
Long-Term Capital Gains
Portfolio 12/31/2024 12/31/2023 12/31/2024 12/31/2023
Aggressive Allocation $ 47,111,126 $ 34,964,865 $ 68,597,319 $ 32,161,294
All Cap 1,257,921 1,457,526 4,532,754 626,802
Balanced Income Plus 13,880,068 11,188,315 — —
Diversified Income Plus 29,822,048 26,229,742 — —
Emerging Markets Equity 1,781,060 2,033,309 5,242,317 —
ESG Index 480,266 398,109 — —
Global Stock 31,100,142 17,219,622 45,420,165 —
Government Bond 6,599,335 5,465,877 — —
Healthcare 3,275,752 1,514,752 12,826,294 3,765,043
High Yield 51,252,461 45,526,276 — —
Income 58,484,308 53,626,044 — —
International Allocation 43,800,967 34,806,806 — —
International Index 5,363,436 3,566,633 — —
Large Cap Growth 41,810,613 4,472,468 155,171,727 233,235,020
Large Cap Index 23,179,575 20,508,881 19,293,865 8,351,523
Large Cap Value 46,183,215 53,861,659 78,759,034 117,000,080
Limited Maturity Bond 28,789,028 25,324,293 — —
Mid Cap Index 8,537,981 7,952,416 10,221,488 20,831,605
Mid Cap Stock 12,911,486 9,131,297 25,753,242 106,452,591
Mid Cap Value 1,091,340 713,754 237,877 198,890
Moderate Allocation 280,397,502 235,918,370 317,283,649 7,255,247
Moderately Aggressive Allocation 168,887,743 163,196,806 203,631,489 114,519,086
Moderately Conservative Allocation 131,249,651 124,193,177 38,598,330 —
Money Market 21,139,216 17,741,150 4,387 485
Opportunity Income Plus 8,606,007 8,530,394 — —
Real Estate Securities 3,944,316 3,350,956 5,969,196 5,309,107
Small Cap Index 13,730,470 10,994,289 — 24,697,256
Small Cap Stock 6,666,739 15,616,177 — 107,894,224
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 657,758 $ 701,545
All Cap 44,027 50,547
Balanced Income Plus 146,190 185,130
In thousands
Portfolio Purchases
Sales/
Paydowns
Diversified Income Plus 192,126 233,217
Emerging Markets Equity 45,479 54,837
ESG Index 8,179 6,328
Global Stock 766,347 810,097
Government Bond 3,200 10,239
Healthcare 55,886 85,330
High Yield 468,532 448,589
Income 486,879 492,972
International Allocation 1,194,781 1,180,926
International Index 19,271 6,385
Large Cap Growth 1,168,657 1,355,564
Large Cap Index 53,822 143,591
Large Cap Value 868,957 1,066,054

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Portfolios may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of December 31, 2024, the following Portfolios held restricted securities:
The Portfolios have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Portfolios are permitted engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a
Portfolio from or to another Portfolio or fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers complies with Rule 17a-7 of the 1940 Act.  Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended December 31, 2024, the following Portfolios engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.
During the year ended December 31, 2024, the following
Portfolios engaged in sale transactions pursuant to Rule 17a-7 of the 1940 Act.
(7) SHARES OF BENEFICIAL INTEREST
The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent, separate accounts of other insurance companies not affiliated with Thrivent, and other Portfolios.
As of December 31, 2024, authorized capital stock consists of ten billion shares as follows:
In thousands
Portfolio Purchases
Sales/
Paydowns
Limited Maturity Bond 325,785 372,639
Mid Cap Growth 56,661 53,711
Mid Cap Index 113,576 132,754
Mid Cap Stock 992,901 1,358,481
Mid Cap Value 27,573 34,578
Moderate Allocation 2,051,234 3,348,213
Moderately Aggressive Allocation 1,580,036 2,091,880
Moderately Conservative Allocation 700,414 1,285,802
Opportunity Income Plus 75,867 82,104
Real Estate Securities 131,277 144,536
Small Cap Growth 89,669 91,033
Small Cap Index 302,499 337,963
Small Cap Stock 560,913 567,021
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 298,504 $ 301,248
Balanced Income Plus 124,430 134,739
Diversified Income Plus 123,830 130,799
Government Bond 590,975 587,420
Income 185,733 150,851
Limited Maturity Bond 120,370 128,021
Moderate Allocation 1,619,237 1,677,726
Moderately Aggressive Allocation 606,685 616,463
Moderately Conservative Allocation 1,070,831 1,201,238
Opportunity Income Plus 86,306 95,135
Portfolio
Number of
Securities
Percent of Portfolio's
Net Assets
Aggressive Allocation 6 1.60%
Balanced Income Plus 2 0.00%
Diversified Income Plus 2 0.00%
High Yield 2 0.00%
Income 4 0.26%
Limited Maturity Bond 1 0.01%
Moderate Allocation 8 0.90%
Moderately Aggressive
Allocation 8 0.94%
Moderately Conservative
Allocation 8 0.68%
Opportunity Income Plus 2 0.01%
Portfolio Purchase Amount
Global Stock $1,557,366
Large Cap Index 2,312,993
Mid Cap Index 9,732,795
Moderate Allocation 6,436,095
Moderately Conservative
Allocation  985,932
Small Cap Growth 4,447,037
Small Cap Index 5,672,735
Portfolio Sales Proceeds
Realized
Gain/(Loss)
Aggressive Allocation $9,636,591 $1,337,109
Balanced Income Plus 4,213,985 423,501
Diversified Income Plus    6,404,083       758,677
Global Stock 5,799,908 567,064
Large Cap Index 747,004 (285,762)
Mid Cap Index 7,513,703 (2,042,777)
Mid Cap Value  786,643 52,164
Moderate Allocation 37,278,903 12,094,774
Moderately Aggressive
Allocation 60,824,417 10,166,247
Moderately Conservative
Allocation 8,367,614 2,622,908
Small Cap Index 9,457,816 8,639,587
Small Cap Stock 43,565,604 (36,447)
Portfolio Shares Authorized Par Value
Aggressive Allocation 300,000,000 $ 0.01
All Cap 100,000,000 0.01
Balanced Income Plus 200,000,000 0.01
Diversified Income Plus 300,000,000 0.01
Emerging Markets Equity 100,000,000 0.01
ESG Index 100,000,000 0.01

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

(8) SUBSEQUENT EVENTS
The Adviser of the Portfolios has evaluated the impact of
subsequent events through the issuance date of the financial statements, and has determined that no items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Portfolio's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio's benchmark index(es).  The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.  As of December 31, 2024, the following Portfolios had portfolio concentration greater than 25% in certain market sectors.
(10) SIGNIFICANT RISKS
Investing in the Portfolios involves risks.  The following is an alphabetical list of significant risks in investing in the Funds.
Allocation Risk
— The Portfolio’s investment performance
depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories.
Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the
Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
China Risk
— There are special risks associated with investments
in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints, expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage.
Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. A reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Portfolio’s performance.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Portfolio is
subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the
Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled
Portfolio Shares Authorized Par Value
Global Stock 300,000,000 0.01
Government Bond 100,000,000 0.01
Healthcare 100,000,000 0.01
High Yield 500,000,000 0.01
Income 500,000,000 0.01
International Allocation 500,000,000 0.01
International Index 100,000,000 0.01
Large Cap Growth 300,000,000 0.01
Large Cap Index 100,000,000 0.01
Large Cap Value 4 00,000,000 0.01
Limited Maturity Bond 300,000,000 0.01
Mid Cap Growth 100,000,000 0.01
Mid Cap Index 100,000,000 0.01
Mid Cap Stock 300,000,000 0.01
Mid Cap Value 100,000,000 0.01
Moderate Allocation 1,500,000,000 0.01
Moderately Aggressive Allocation 1,000,000,000 0.01
Moderately Conservative Allocation 900,000,000 0.01
Money Market 1,000,000,000 0.01
Opportunity Income Plus 100,000,000 0.01
Real Estate Securities 100,000,000 0.01
Small Cap Growth 100,000,000 0.01
Small Cap Index 2 00,000,000 0.01
Small Cap Stock 200,000,000 0.01
Portfolio Sector
% Total Net
Assets
All Cap Information Technology 26.9%
Emerging Markets Equity Information Technology 27.9%
Government Bond
Mortgage-Backed
Securities 43.5%
Government Bond U.S. Govt. & Agencies 34.3%
ESG Index Information Technology 33.5%
Healthcare Pharmaceuticals 30.0%
Income Financials 34.5%
Large Cap Growth Information Technology 41.1%
Large Cap Index Information Technology 32.0%
Limited Maturity Bond Financials 32.3%
Mid Cap Growth Information Technology 25.9%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are
subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Cybersecurity Risk
— The Portfolios and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Portfolios’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Portfolios’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Portfolios or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Portfolios may invest, which could result in material adverse consequences for such issuers and may cause the Portfolios’ investments in such companies to lose value. While the Portfolios’ service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Portfolios cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Portfolios or their shareholders. Although each
Portfolio attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Portfolio’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Portfolio and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Portfolio in a worse position than if it had not used these instruments.
Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage and may expose the Portfolio to greater risk and increase its costs. Such leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.
Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Portfolio to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Portfolio’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Portfolio’s gains from a swap agreement or may cause a Portfolio to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Portfolio to close out a position when desired.
The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that the Portfolio enters into the derivatives transaction and the date that the Portfolio closes out that transaction. When a Portfolio enters into a futures contract, for example, it commits to purchasing or selling a particular security at a future date at a specified price.
Changes in the value of the underlying security between the time that the Portfolio enters into the futures contract and the time the Portfolio has to purchase or sell the security may cause the Portfolio to have to purchase the security at a price which is greater than, or to sell the security at a price which is lower than, the security’s then-current market value. When a Portfolio enters into an interest rate swap, it agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

interest payments on a specific principal amount for floating rate interest payments on that same principal amount, or vice versa).
If interest rates change in a manner or to a degree not anticipated by the Portfolio, the Portfolio could end up receiving less interest on its investment than if the Portfolio had not entered into the swap agreement. When a Portfolio enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller.
The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a
Portfolio of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Portfolio to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations.
There can be no assurance that a counterparty will meet its
obligations, especially during periods of adverse market conditions.
The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Portfolio to value its derivative investments or sell those investments at an acceptable price.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Portfolio may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
ESG (Environmental, Social, & Governance) Investment
Strategy Risk
— The Portfolio’s ESG investment strategy limits
the types and number of investment opportunities available to the
Portfolio and, as a result, the Portfolio may underperform other funds that do not have an ESG focus. The Portfolio’s ESG investment strategy may result in the Portfolio investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index
Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism). There is the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities.
Financial Sector Risk
— To the extent that the financials
sector represents a significant portion of the Portfolio, the Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Global Indexing Strategy/Index Tracking Risk
— The Portfolio
is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. The securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign
countries and may make the data upon which the Index is based unreliable or stale. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The
Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Government Securities Risk
— The Portfolio invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Healthcare Industry Risk
— As a sector fund that invests primarily
in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

High-Yield Risk
— High yield securities – commonly known as
“junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High-yield securities generally have a less liquid resale market.
Indexing Strategy/Index Tracking Risk
— The Portfolio is
managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. While the Adviser seeks to track the performance of the
Index (i.e., achieve a high degree of correlation with the Index), the
Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the
Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the
Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the
Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Portfolio may be subject to a greater risk of rising interest rates.
Investing-in-Funds Risk
— Each of the Aggressive Allocation
Portfolio, Moderate Allocation Portfolio, Moderately Aggressive
Allocation Portfolio and Moderately Conservative Allocation Portfolio
(each, an “Asset Allocation Portfolio”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Affiliated
Funds”). From time to time, one or more of the Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Asset Allocation Portfolios or other investors. These transactions may affect the Affiliated Funds since Affiliated Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Portfolio securities and since Affiliated Funds that receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Asset Allocation Portfolios owns a substantial portion of any Affiliated Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Affiliated Fund may be adversely affected if the Affiliated Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Asset Allocation Portfolios may own substantial portions of some Affiliated Funds, a redemption or reallocation by an Asset Allocation Portfolio away from an Affiliated Fund could cause the Affiliated Fund’s expenses to increase.
Investment Adviser Risk
— The Portfolio is actively managed
and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Portfolio (which may include institutional investors, financial intermediaries, investment models constructed by the Adviser or its affiliates, or affiliated Portfolios or accounts) may make or

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

result in relatively large redemptions or purchases of shares.
These transactions may cause a Portfolio to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Portfolio’s performance to the extent that a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Portfolio by requiring a sale of portfolio securities.
In addition, a large redemption could result in a Portfolio's current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. Also, over time, the customary form of new and/or restructured leveraged loans have become
known as “covenant lite” loans, which have contractual provisions that are more favorable to borrowers and provide less protection for lenders such as the Portfolio. As a result, the Portfolio could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans with financial maintenance covenants, which may result in losses.
In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the
Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Portfolio is not a bank account and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The
Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Non-Diversified Risk
— The Portfolio is not “diversified” within
the meaning of the 1940 Act. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

Other Funds Risk
— Because the Portfolio invests in other funds,
the performance of the Portfolio is dependent, in part, upon the performance of other funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Portfolio.
Portfolio Turnover Rate Risk
— The Portfolio may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated
period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore are subject to greater credit risk than more senior debt instruments;
preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities;
generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations are
paid off by the obligor more quickly than originally anticipated, and a Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such
models may not perform as expected or may underperform in
periods of market volatility.
Real Estate Industry Risk
— To the extent the Portfolio allocates
assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a
significant negative effect on companies in the real estate industry.
Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Redemption Risk
— The Portfolio may need to sell portfolio
securities to meet redemption requests. The Portfolio could
experience a loss when selling portfolio securities to meet
redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares,
(ii) a disruption in the normal operation of the markets in which the
Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Portfolios. Securities and futures
markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Portfolios is evolving, and changes

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2024

in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Portfolios’ interpretation of the application of certain regulations, may adversely affect the ability of a Portfolio to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Portfolio.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Portfolio may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Sector Risk
— Companies with similar characteristics may be
grouped together in broad categories called sectors. From time to time, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Series Fund, Inc.
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2024 $ 17.80 $ 0.30 $ 2.49 $ 2.79 $ (0.29) $ (0.73)
Year Ended 12/31/2023 15.45 0.26 2.68 2.94 (0.31) (0.28)
Year Ended 12/31/2022 21.60 0.17 (4.05) (3.88) (0.15) (2.12)
Year Ended 12/31/2021 18.84 0.11 3.62 3.73 (0.17) (0.80)
Year Ended 12/31/2020 17.49 0.15 2.53 2.68 (0.20) (1.13)
ALL CAP PORTFOLIO
Year Ended 12/31/2024 15.80 0.11 3.00 3.11 (0.12) (0.43)
Year Ended 12/31/2023 13.11 0.12 2.77 2.89 (0.14) (0.06)
Year Ended 12/31/2022 19.82 0.14 (3.76) (3.62) (0.10) (2.99)
Year Ended 12/31/2021 16.51 0.10 3.81 3.91 (0.07) (0.53)
Year Ended 12/31/2020 16.45 0.09 2.97 3.06 (0.12) (2.88)
BALANCED INCOME PLUS PORTFOLIO
Year Ended 12/31/2024 14.62 0.53 0.70 1.23 (0.52) –
Year Ended 12/31/2023 13.36 0.51 1.13 1.64 (0.38) –
Year Ended 12/31/2022 17.28 0.39 (2.76) (2.37) (0.32) (1.23)
Year Ended 12/31/2021 15.91 0.32 1.63 1.95 (0.39) (0.19)
Year Ended 12/31/2020 15.11 0.39 0.91 1.30 (0.42) (0.08)
DIVERSIFIED INCOME PLUS PORTFOLIO
Year Ended 12/31/2024 7.48 0.36 0.15 0.51 (0.36) –
Year Ended 12/31/2023 7.06 0.35 0.35 0.70 (0.28) –
Year Ended 12/31/2022 8.88 0.27 (1.36) (1.09) (0.24) (0.49)
Year Ended 12/31/2021 8.56 0.22 0.37 0.59 (0.27) 0.00
Year Ended 12/31/2020 8.31 0.25 0.33 0.58 (0.28) (0.05)
EMERGING MARKETS EQUITY PORTFOLIO
Year Ended 12/31/2024 13.13 0.27 0.89 1.16 (0.37) (1.11)
Year Ended 12/31/2023 12.39 0.25 0.88 1.13 (0.39) –
Year Ended 12/31/2022 17.09 0.10 (4.52) (4.42) (0.11) (0.17)
Year Ended 12/31/2021 17.97 0.14 (0.99) (0.85) (0.03) –
Year Ended 12/31/2020 14.47 0.05 3.76 3.81 (0.31) –
ESG INDEX PORTFOLIO
Year Ended 12/31/2024 15.99 0.18 3.38 3.56 (0.17) –
Year Ended 12/31/2023 12.60 0.18 3.36 3.54 (0.15) –
Year Ended 12/31/2022 16.53 0.13 (3.72) (3.59) (0.08) (0.26)
Year Ended 12/31/2021 12.70 0.09 3.80 3.89 – (0.06)
Year Ended 12/31/2020
(d)
10.00 0.09 2.86 2.95 (0.09) (0.16)
GLOBAL STOCK PORTFOLIO
Year Ended 12/31/2024 13.73 0.31 1.75 2.06 (0.30) (0.45)
Year Ended 12/31/2023 11.39 0.27 2.23 2.50 (0.16) –
Year Ended 12/31/2022 16.39 0.18 (3.29) (3.11) (0.15) (1.74)
Year Ended 12/31/2021 14.15 0.13 2.76 2.89 (0.14) (0.51)
Year Ended 12/31/2020 13.98 0.13 1.64 1.77 (0.23) (1.37)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (1.02) $ 19.57 16.05% $ 2,261. 8 0.57% 1.57% 0.73% 1.40% 49%
(0.59) 17.80 19.31% 2,052.1 0.57% 1.57% 0.74% 1.40% 43%
(2.27) 15.45 (17.92)% 1,769.1 0.57% 1.05% 0.73% 0.88% 52%
(0.97) 21.60 20.20% 2,144.1 0.57% 0.58% 0.73% 0.41% 52%
(1.33) 18.84 17.14% 1,771.1 0.58% 0.94% 0.74% 0.78% 60%
(0.55) 18.36 19.90% 194.8 0.66% 0.63% 0.66% 0.63% 24%
(0.20) 15.80 22.13% 168.7 0.67% 0.83% 0.67% 0.83% 63%
(3.09) 13.11 (18.21)% 142.9 0.66% 0.99% 0.66% 0.99% 44%
(0.60) 19.82 24.11% 177.7 0.65% 0.53% 0.65% 0.53% 62%
(3.00) 16.51 23.17% 141.1 0.68% 0.61% 0.68% 0.61% 59%
(0.52) 15.33 8.55% 393.1 0.65% 3.14% 0.65% 3.14% 70%
(0.38) 14.62 12.47% 414.2 0.64% 3.42% 0.64% 3.42% 70%
(1.55) 13.36 (13.77)% 405.0 0.63% 2.57% 0.63% 2.57% 191%
(0.58) 17.28 12.44% 507.1 0.62% 1.93% 0.62% 1.93% 165%
(0.50) 15.91 9.11% 454.6 0.65% 2.55% 0.65% 2.55% 97%
(0.36) 7.63 7.16% 607.2 0.47% 4.25% 0.47% 4.25% 52%
(0.28) 7.48 10.21% 658.5 0.47% 4.39% 0.47% 4.39% 85%
(0.73) 7.06 (12.38)% 689.6 0.46% 3.31% 0.46% 3.31% 263%
(0.27) 8.88 6.87% 877.3 0.45% 2.53% 0.45% 2.53% 269%
(0.33) 8.56 7.37% 839.3 0.46% 3.08% 0.46% 3.08% 154%
(1.48) 12.81 8.96% 62.1 1.15% 1.86% 1.59% 1.42% 69%
(0.39) 13.13 9.13% 66.7 0.87% 1.94% 1.50% 1.31% 141%
(0.28) 12.39 (25.91)% 67.6 1.20% 0.71% 1.29% 0.61% 31%
(0.03) 17.09 (4.73)% 97.1 1.20% 0.73% 1.20% 0.73% 33%
(0.31) 17.97 27.19% 103.3 1.20% 0.29% 1.25% 0.24% 29%
(0.17) 19.38 22.33% 55.8 0.35% 1.03% 0.55% 0.83% 13%
(0.15) 15.99 28.19% 44.3 0.36% 1.25% 0.60% 1.01% 18%
(0.34) 12.60 (21.83)% 35.1 0.38% 1.17% 0.65% 0.90% 49%
(0.06) 16.53 30.78% 34.5 0.38% 0.98% 0.92% 0.44% 98%
(0.25) 12.70 29.48% 7.5 0.38% 1.21% 2.48% (0.89)% 124%
(0.75) 15.04 15.25% 1,616.2 0.60% 1.99% 0.60% 1.99% 58%
(0.16) 13.73 22.03% 1,514.6 0.62% 2.14% 0.62% 2.14% 57%
(1.89) 11.39 (18.97)% 1,262.1 0.62% 1.43% 0.62% 1.43% 62%
(0.65) 16.39 20.71% 1,578.0 0.61% 0.82% 0.61% 0.82% 55%
(1.60) 14.15 15.21% 1,322.0 0.64% 1.02% 0.64% 1.02% 64%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
GOVERNMENT BOND PORTFOLIO
Year Ended 12/31/2024 $ 9.87 $ 0.39 $ (0.27) $ 0.12 $ (0.39) $ –
Year Ended 12/31/2023 9.77 0.32 0.10 0.42 (0.32) –
Year Ended 12/31/2022 11.15 0.22 (1.38) (1.16) (0.22) –
Year Ended 12/31/2021 11.71 0.15 (0.32) (0.17) (0.15) (0.24)
Year Ended 12/31/2020 11.09 0.17 0.62 0.79 (0.17) –
HEALTHCARE PORTFOLIO
Year Ended 12/31/2024 25.90 0.19 (0.12) 0.07 (0.21) (1.38)
Year Ended 12/31/2023 25.34 0.20 0.84 1.04 (0.14) (0.34)
Year Ended 12/31/2022 30.19 0.13 (1.96) (1.83) (0.07) (2.95)
Year Ended 12/31/2021 28.23 0.07 3.46 3.53 (0.09) (1.48)
Year Ended 12/31/2020 24.05 0.07 4.41 4.48 (0.11) (0.19)
HIGH YIELD PORTFOLIO
Year Ended 12/31/2024 4.17 0.27 0.01 0.28 (0.27) –
Year Ended 12/31/2023 3.96 0.24 0.21 0.45 (0.24) –
Year Ended 12/31/2022 4.65 0.22 (0.68) (0.46) (0.23) –
Year Ended 12/31/2021 4.67 0.21 (0.02) 0.19 (0.21) –
Year Ended 12/31/2020 4.79 0.23 (0.11) 0.12 (0.24) –
INCOME PORTFOLIO
Year Ended 12/31/2024 8.86 0.39 (0.11) 0.28 (0.39) –
Year Ended 12/31/2023 8.45 0.36 0.41 0.77 (0.36) –
Year Ended 12/31/2022 10.76 0.31 (2.00) (1.69) (0.32) (0.30)
Year Ended 12/31/2021 11.44 0.31 (0.37) (0.06) (0.30) (0.32)
Year Ended 12/31/2020 10.60 0.33 0.88 1.21 (0.32) (0.05)
INTERNATIONAL ALLOCATION PORTFOLIO
Year Ended 12/31/2024 9.48 0.23 0.19 0.42 (0.31) –
Year Ended 12/31/2023 8.24 0.28 1.20 1.48 (0.24) –
Year Ended 12/31/2022 11.42 0.21 (2.32) (2.11) (0.26) (0.81)
Year Ended 12/31/2021 10.13 0.20 1.26 1.46 (0.17) –
Year Ended 12/31/2020 10.26 0.16 0.16 0.32 (0.30) (0.15)
INTERNATIONAL INDEX PORTFOLIO
Year Ended 12/31/2024 13.30 0.35 0.10 0.45 (0.37) –
Year Ended 12/31/2023 11.52 0.31 1.73 2.04 (0.26) –
Year Ended 12/31/2022 13.91 0.29 (2.33) (2.04) (0.31) (0.04)
Year Ended 12/31/2021 12.66 0.28 1.09 1.37 (0.03) (0.09)
Year Ended 12/31/2020
(d)
10.00 0.12 2.80 2.92 (0.14) (0.12)
LARGE CAP GROWTH PORTFOLIO
Year Ended 12/31/2024 48.03 0.25 14.09 14.34 (0.24) (3.69)
Year Ended 12/31/2023 36.55 0.24 16.28 16.52 (0.09) (4.95)
Year Ended 12/31/2022 60.92 0.09 (20.28) (20.19) – (4.18)
Year Ended 12/31/2021 55.13 (0.03) 12.13 12.10 (0.08) (6.23)
Year Ended 12/31/2020 40.92 0.07 16.99 17.06 (0.15) (2.70)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (0.39) $ 9.60 1.17% $ 160.7 0.49% 4.01% 0.49% 4.01% 366%
(0.32) 9.87 4.38% 168.0 0.46% 3.27% 0.46% 3.27% 211%
(0.22) 9.77 (10.37)% 168.3 0.45% 2.17% 0.45% 2.17% 302%
(0.39) 11.15 (1.52)% 208.9 0.44% 1.33% 0.44% 1.33% 326%
(0.17) 11.71 7.22% 240.0 0.44% 1.47% 0.44% 1.47% 252%
(1.59) 24.38 (0.05)% 248.2 0.86% 0.65% 0.91% 0.60% 20%
(0.48) 25.90 4.14% 277.4 0.82% 0.75% 0.90% 0.68% 60%
(3.02) 25.34 (5.54)% 290.9 0.84% 0.50% 0.89% 0.45% 38%
(1.57) 30.19 12.77% 320.1 0.84% 0.26% 0.89% 0.21% 48%
(0.30) 28.23 18.80% 284.5 0.86% 0.28% 0.91% 0.23% 23%
(0.27) 4.18 6.99% 822.2 0.45% 6.39% 0.45% 6.39% 58%
(0.24) 4.17 11.85% 785.9 0.45% 5.96% 0.45% 5.96% 30%
(0.23) 3.96 (10.21)% 727.6 0.44% 5.32% 0.44% 5.32% 45%
(0.21) 4.65 4.40% 884.3 0.44% 4.56% 0.44% 4.56% 69%
(0.24) 4.67 2.76% 898.5 0.44% 5.22% 0.44% 5.22% 62%
(0.39) 8.75 3.15% 1,320.5 0.44% 4.42% 0.44% 4.42% 50%
(0.36) 8.86 9.30% 1,335.8 0.44% 4.20% 0.44% 4.20% 50%
(0.62) 8.45 (15.85)% 1,256.9 0.43% 3.42% 0.43% 3.42% 33%
(0.62) 10.76 (0.46)% 1,748.3 0.43% 2.80% 0.43% 2.80% 56%
(0.37) 11.44 11.71% 1,975.0 0.43% 2.99% 0.43% 2.99% 96%
(0.31) 9.59 4.29% 1,387.1 0.74% 2.29% 0.74% 2.29% 87%
(0.24) 9.48 18.11% 1,372.9 0.73% 2.59% 0.75% 2.58% 88%
(1.07) 8.24 (18.35)% 1,509.4 0.74% 2.33% 0.74% 2.33% 88%
(0.17) 11.42 14.46% 1,879.5 0.72% 1.67% 0.72% 1.67% 117%
(0.45) 10.13 3.99% 1,823.6 0.74% 1.50% 0.74% 1.50% 113%
(0.37) 13.38 3.33% 206.3 0.40% 2.59% 0.40% 2.59% 3%
(0.26) 13.30 17.77% 191.0 0.42% 2.65% 0.42% 2.65% 3%
(0.35) 11.52 (14.56)% 153.8 0.45% 2.59% 0.45% 2.59% 3%
(0.12) 13.91 10.86% 170.3 0.45% 2.14% 0.45% 2.14% 2%
(0.26) 12.66 29.12% 140.7 0.46% 1.58% 0.48% 1.56% 31%
(3.93) 58.44 30.62% 3,041.9 0.43% 0.44% 0.43% 0.44% 43%
(5.04) 48.03 47.07% 2,468.4 0.43% 0.56% 0.43% 0.56% 48%
(4.18) 36.55 (33.64)% 1,751.8 0.43% 0.22% 0.43% 0.22% 63%
(6.31) 60.92 22.97% 2,775.9 0.43% (0.06)% 0.43% (0.06)% 34%
(2.85) 55.13 43.34% 2,439.1 0.43% 0.19% 0.43% 0.19% 60%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
LARGE CAP INDEX PORTFOLIO
Year Ended 12/31/2024 $ 63.78 $ 0.89 $ 14.76 $ 15.65 $ (0.86) $ (0.81)
Year Ended 12/31/2023 51.56 0.86 12.45 13.31 (0.77) (0.32)
Year Ended 12/31/2022 64.75 0.79 (12.63) (11.84) (0.68) (0.67)
Year Ended 12/31/2021 51.38 0.71 13.74 14.45 (0.81) (0.27)
Year Ended 12/31/2020 44.32 0.83 7.04 7.87 (0.70) (0.11)
LARGE CAP VALUE PORTFOLIO
Year Ended 12/31/2024 21.98 0.45 2.36 2.81 (0.38) (0.64)
Year Ended 12/31/2023 20.88 0.41 2.15 2.56 (0.37) (1.09)
Year Ended 12/31/2022 24.15 0.40 (1.63) (1.23) (0.30) (1.74)
Year Ended 12/31/2021 19.18 0.33 5.71 6.04 (0.27) (0.80)
Year Ended 12/31/2020 19.19 0.30 0.40 0.70 (0.33) (0.38)
LIMITED MATURITY BOND PORTFOLIO
Year Ended 12/31/2024 9.61 0.37 0.17 0.54 (0.38) –
Year Ended 12/31/2023 9.33 0.30 0.28 0.58 (0.30) –
Year Ended 12/31/2022 9.98 0.19 (0.61) (0.42) (0.20) (0.03)
Year Ended 12/31/2021 10.10 0.16 (0.12) 0.04 (0.16) –
Year Ended 12/31/2020 9.92 0.21 0.18 0.39 (0.21) –
MID CAP GROWTH PORTFOLIO
Year Ended 12/31/2024 13.70 (0.04) 1.43 1.39 – –
Year Ended 12/31/2023 11.70 (0.04) 2.04 2.00 – –
Year Ended 12/31/2022 16.51 (0.04) (4.67) (4.71) – (0.10)
Year Ended 12/31/2021 14.82 (0.07) 1.82 1.75 – (0.06)
Year Ended 12/31/2020
(d)
10.00 (0.02) 4.94 4.92 – (0.10)
MID CAP INDEX PORTFOLIO
Year Ended 12/31/2024 20.95 0.29 2.52 2.81 (0.29) (0.35)
Year Ended 12/31/2023 18.94 0.28 2.70 2.98 (0.27) (0.70)
Year Ended 12/31/2022 24.50 0.27 (3.62) (3.35) (0.24) (1.97)
Year Ended 12/31/2021 20.13 0.24 4.65 4.89 (0.23) (0.29)
Year Ended 12/31/2020 18.57 0.22 2.06 2.28 (0.23) (0.49)
MID CAP STOCK PORTFOLIO
Year Ended 12/31/2024 19.66 0.17 1.83 2.00 (0.11) (0.22)
Year Ended 12/31/2023 18.18 0.11 2.39 2.50 (0.08) (0.94)
Year Ended 12/31/2022 27.52 0.08 (5.16) (5.08) (0.08) (4.18)
Year Ended 12/31/2021 22.69 0.07 6.30 6.37 (0.06) (1.48)
Year Ended 12/31/2020 19.46 0.06 3.91 3.97 (0.09) (0.65)
MID CAP VALUE PORTFOLIO
Year Ended 12/31/2024 17.53 0.27 1.39 1.66 (0.23) (0.25)
Year Ended 12/31/2023 15.73 0.25 1.83 2.08 (0.13) (0.15)
Year Ended 12/31/2022 16.65 0.16 (1.03) (0.87) – (0.05)
Year Ended 12/31/2021 13.08 0.07 3.96 4.03 (0.07) (0.39)
Year Ended 12/31/2020
(d)
10.00 0.08 3.21 3.29 (0.08) (0.13)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (1.67) $ 77.76 24.74% $ 1,983.9 0.23% 1.19% 0.23% 1.19% 3%
(1.09) 63.78 26.01% 1,669.5 0.23% 1.45% 0.23% 1.45% 2%
(1.35) 51.56 (18.30)% 1,391.8 0.23% 1.42% 0.23% 1.42% 2%
(1.08) 64.75 28.41% 1,731.4 0.23% 1.20% 0.23% 1.20% 3%
(0.81) 51.38 18.12% 1,383.6 0.23% 1.84% 0.23% 1.84% 4%
(1.02) 23.77 13.09% 2,840.3 0.63% 1.81% 0.63% 1.81% 30%
(1.46) 21.98 12.87% 2,717.0 0.63% 1.98% 0.63% 1.98% 25%
(2.04) 20.88 (4.68)% 2,474.9 0.63% 1.96% 0.63% 1.96% 21%
(1.07) 24.15 32.05% 2,512.1 0.63% 1.55% 0.63% 1.55% 22%
(0.71) 19.18 4.44% 1,839.1 0.63% 1.83% 0.63% 1.83% 34%
(0.38) 9.77 5.61% 721.5 0.45% 3.84% 0.45% 3.84% 61%
(0.30) 9.61 6.39% 768.6 0.45% 3.19% 0.45% 3.19% 52%
(0.23) 9.33 (4.18)% 803.3 0.44% 1.96% 0.44% 1.96% 37%
(0.16) 9.98 0.27% 1,017.6 0.44% 1.55% 0.44% 1.55% 155%
(0.21) 10.10 4.01% 1,145.0 0.44% 2.09% 0.44% 2.09% 156%
– 15.09 10.12% 90.3 0.85% (0.25)% 0.96% (0.37)% 63%
– 13.70 17.12% 77.7 0.85% (0.31)% 0.99% (0.45)% 47%
(0.10) 11.70 (28.52)% 55.5 0.85% (0.41)% 1.05% (0.62)% 35%
(0.06) 16.51 11.80% 56.9 0.85% (0.51)% 1.08% (0.74)% 51%
(0.10) 14.82 49.22% 29.7 0.85% (0.53)% 1.93% (1.61)% 39%
(0.64) 23.12 13.64% 690.5 0.25% 1.25% 0.25% 1.25% 17%
(0.97) 20.95 16.19% 634.1 0.25% 1.46% 0.25% 1.46% 19%
(2.21) 18.94 (13.25)% 558.3 0.25% 1.40% 0.25% 1.40% 14%
(0.52) 24.50 24.47% 654.6 0.24% 1.02% 0.24% 1.02% 18%
(0.72) 20.13 13.40% 545.1 0.25% 1.33% 0.25% 1.33% 19%
(0.33) 21.33 10.28% 2,197.8 0.66% 0.72% 0.66% 0.72% 43%
(1.02) 19.66 14.19% 2,323.5 0.66% 0.59% 0.66% 0.59% 38%
(4.26) 18.18 (17.96)% 2,050.5 0.66% 0.42% 0.66% 0.42% 30%
(1.54) 27.52 28.81% 2,629.7 0.65% 0.26% 0.65% 0.26% 41%
(0.74) 22.69 21.69% 2,260.2 0.66% 0.34% 0.66% 0.34% 44%
(0.48) 18.71 9.72% 49.9 0.89% 1.37% 1.10% 1.16% 55%
(0.28) 17.53 13.31% 52.3 0.90% 1.38% 1.05% 1.23% 53%
(0.05) 15.73 (5.23)% 53.2 0.90% 1.26% 1.09% 1.07% 29%
(0.46) 16.65 30.88% 30.3 0.90% 0.58% 1.42% 0.06% 29%
(0.21) 13.08 32.93% 6.2 0.90% 1.07% 3.42% (1.45)% 53%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
MODERATE ALLOCATION PORTFOLIO
Year Ended 12/31/2024 $ 14.68 $ 0.40 $ 1.48 $ 1.88 $ (0.37) $ (0.63)
Year Ended 12/31/2023 12.98 0.35 1.72 2.07 (0.36) (0.01)
Year Ended 12/31/2022 17.18 0.25 (3.02) (2.77) (0.25) (1.18)
Year Ended 12/31/2021 16.18 0.20 1.80 2.00 (0.26) (0.74)
Year Ended 12/31/2020 15.20 0.26 1.67 1.93 (0.30) (0.65)
MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2024 15.82 0.35 1.85 2.20 (0.32) (0.60)
Year Ended 12/31/2023 14.05 0.30 2.12 2.42 (0.38) (0.27)
Year Ended 12/31/2022 19.19 0.21 (3.55) (3.34) (0.21) (1.59)
Year Ended 12/31/2021 17.39 0.16 2.62 2.78 (0.23) (0.75)
Year Ended 12/31/2020 16.45 0.22 1.94 2.16 (0.27) (0.95)
MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2024 12.74 0.48 0.57 1.05 (0.43) (0.13)
Year Ended 12/31/2023 11.70 0.41 0.98 1.39 (0.35) –
Year Ended 12/31/2022 14.76 0.29 (2.45) (2.16) (0.28) (0.62)
Year Ended 12/31/2021 14.47 0.23 0.78 1.01 (0.27) (0.45)
Year Ended 12/31/2020 13.86 0.27 1.10 1.37 (0.32) (0.44)
MONEY MARKET PORTFOLIO
Year Ended 12/31/2024 1.00 0.05 0.00 0.05 (0.05) –
Year Ended 12/31/2023 1.00 0.05 0.00 0.05 (0.05) –
Year Ended 12/31/2022 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 12/31/2021 1.00 0.00 0.00 0.00 – –
Year Ended 12/31/2020 1.00 0.00 0.00 0.00 0.00 –
OPPORTUNITY INCOME PLUS PORTFOLIO
Year Ended 12/31/2024 8.98 0.43 0.03 0.46 (0.44) –
Year Ended 12/31/2023 8.66 0.43 0.32 0.75 (0.43) –
Year Ended 12/31/2022 10.08 0.36 (1.41) (1.05) (0.37) –
Year Ended 12/31/2021 10.20 0.30 (0.12) 0.18 (0.30) –
Year Ended 12/31/2020 10.10 0.33 0.10 0.43 (0.33) –
REAL ESTATE SECURITIES PORTFOLIO
Year Ended 12/31/2024 27.23 0.64 0.11 0.75 (0.71) (1.08)
Year Ended 12/31/2023 26.16 0.70 1.83 2.53 (0.56) (0.90)
Year Ended 12/31/2022 36.42 0.56 (9.80) (9.24) (0.35) (0.67)
Year Ended 12/31/2021 25.98 0.36 10.51 10.87 (0.43) –
Year Ended 12/31/2020 28.03 0.43 (1.98) (1.55) (0.50) –
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (1.00) $ 15.56 13.14% $ 9,070.6 0.42% 2.35% 0.62% 2.15% 44%
(0.37) 14.68 16.18% 9,310.4 0.44% 2.33% 0.62% 2.15% 42%
(1.43) 12.98 (16.19)% 8,954.1 0.44% 1.66% 0.62% 1.48% 88%
(1.00) 17.18 12.69% 11,664.1 0.43% 1.18% 0.61% 0.99% 106%
(0.95) 16.18 13.57% 11,004.5 0.45% 1.68% 0.62% 1.52% 108%
(0.92) 17.10 14.19% 7,058.9 0.44% 1.98% 0.68% 1.74% 36%
(0.65) 15.82 17.60% 6,691.7 0.45% 1.88% 0.68% 1.65% 35%
(1.80) 14.05 (17.41)% 6,211.5 0.46% 1.34% 0.68% 1.11% 61%
(0.98) 19.19 16.35% 7,946.0 0.45% 0.86% 0.67% 0.64% 74%
(1.22) 17.39 14.41% 7,176.7 0.48% 1.37% 0.68% 1.17% 77%
(0.56) 13.23 8.44% 3,715.1 0.45% 3.08% 0.60% 2.93% 49%
(0.35) 12.74 12.09% 4,207.6 0.45% 2.97% 0.59% 2.83% 49%
(0.90) 11.70 (14.73)% 4,362.8 0.45% 2.15% 0.59% 2.01% 128%
(0.72) 14.76 7.20% 5,693.3 0.45% 1.53% 0.58% 1.39% 148%
(0.76) 14.47 10.34% 5,656.5 0.46% 1.93% 0.59% 1.80% 149%
(0.05) 1.00 5.07% 446.3 0.31% 4.92% 0.31% 4.92% N/A
(0.05) 1.00 4.88% 413.0 0.31% 4.82% 0.31% 4.82% N/A
(0.01) 1.00 1.36% 339.2 0.32% 1.52% 0.32% 1.52% N/A
– 1.00 0.00% 235.0 0.09% 0.00% 0.42% (0.33)% N/A
0.00 1.00 0.29% 312.3 0.29% 0.23% 0.42% 0.10% N/A
(0.44) 9.00 5.23% 186.9 0.69% 4.86% 0.69% 4.86% 95%
(0.43) 8.98 8.94% 166.5 0.67% 4.89% 0.67% 4.89% 56%
(0.37) 8.66 (10.49)% 184.4 0.64% 3.96% 0.64% 3.96% 160%
(0.30) 10.08 1.80% 235.3 0.61% 2.91% 0.61% 2.91% 223%
(0.33) 10.20 4.38% 238.2 0.61% 3.32% 0.61% 3.32% 171%
(1.79) 26.19 3.21% 146.6 0.89% 2.22% 0.89% 2.22% 87%
(1.46) 27.23 10.14% 158.9 0.87% 2.53% 0.87% 2.53% 87%
(1.02) 26.16 (25.60)% 161.4 0.85% 1.79% 0.85% 1.79% 13%
(0.43) 36.42 42.11% 231.4 0.84% 1.10% 0.84% 1.10% 17%
(0.50) 25.98 (5.35)% 170.6 0.85% 1.60% 0.85% 1.60% 16%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
SMALL CAP GROWTH PORTFOLIO
Year Ended 12/31/2024 $ 15.33 $ (0.05) $ 1.71 $ 1.66 $ – $ –
Year Ended 12/31/2023 13.96 (0.03) 1.40 1.37 – –
Year Ended 12/31/2022 19.79 (0.05) (4.54) (4.59) – (1.24)
Year Ended 12/31/2021 18.14 (0.10) 2.25 2.15 – (0.50)
Year Ended 12/31/2020 11.68 (0.04) 6.50 6.46 – –
SMALL CAP INDEX PORTFOLIO
Year Ended 12/31/2024 20.26 0.29 1.39 1.68 (0.28) –
Year Ended 12/31/2023 18.18 0.27 2.53 2.80 (0.22) (0.50)
Year Ended 12/31/2022 24.12 0.22 (4.16) (3.94) (0.25) (1.75)
Year Ended 12/31/2021 19.36 0.25 4.87 5.12 (0.19) (0.17)
Year Ended 12/31/2020 18.49 0.18 1.56 1.74 (0.19) (0.68)
SMALL CAP STOCK PORTFOLIO
Year Ended 12/31/2024 17.77 0.11 1.90 2.01 (0.12) –
Year Ended 12/31/2023 18.26 0.12 1.95 2.07 (0.11) (2.45)
Year Ended 12/31/2022 25.14 0.16 (2.92) (2.76) (0.07) (4.05)
Year Ended 12/31/2021 20.93 0.08 5.06 5.14 (0.19) (0.74)
Year Ended 12/31/2020 19.50 0.09 3.42 3.51 (0.12) (1.96)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ – $ 16.99 10.85% $ 132.6 0.94% (0.30)% 0.96% (0.31)% 71%
– 15.33 9.86% 119.7 0.94% (0.22)% 0.97% (0.25)% 66%
(1.24) 13.96 (22.91)% 92.7 0.94% (0.41)% 0.99% (0.46)% 47%
(0.50) 19.79 11.94% 104.2 0.94% (0.58)% 0.97% (0.61)% 49%
– 18.14 55.38% 70.8 0.95% (0.43)% 1.22% (0.70)% 53%
(0.28) 21.66 8.44% 1,064.2 0.24% 1.33% 0.24% 1.33% 29%
(0.72) 20.26 15.79% 1,033.2 0.24% 1.49% 0.24% 1.49% 32%
(2.00) 18.18 (16.30)% 908.9 0.24% 1.29% 0.24% 1.29% 27%
(0.36) 24.12 26.50% 894.3 0.24% 1.07% 0.24% 1.07% 23%
(0.87) 19.36 11.11% 729.7 0.25% 1.24% 0.25% 1.24% 26%
(0.12) 19.66 11.37% 1,080.4 0.70% 0.58% 0.70% 0.58% 54%
(2.56) 17.77 12.62% 995.2 0.70% 0.67% 0.70% 0.67% 51%
(4.12) 18.26 (10.46)% 865.3 0.70% 0.73% 0.70% 0.73% 44%
(0.93) 25.14 24.77% 954.3 0.70% 0.32% 0.70% 0.32% 43%
(2.08) 20.93 22.69% 755.3 0.71% 0.58% 0.71% 0.58% 69%

Change in and Disagreement with Accountants
Not Applicable

Proxy Disclosures
Not Applicable

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)
Board Approval of Advisory Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of directors. Section 15(c) also requires that the continuation of the agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the directors who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on August 20-21, 2024 (the “Meeting”), the Board of Directors (the “Board”) of the Thrivent Series Fund, Inc. (the “Fund”),
including the directors who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent
Directors”), considered and voted unanimously to renew the existing advisory agreement, as amended (the “Advisory Agreement”)
between the Fund and Thrivent Financial for Lutherans (the “Adviser”) for each series of the Fund (each, a “Portfolio”).
In advance of the Meeting, the Adviser provided information to the Board in response to requests for information by independent legal counsel on behalf of the Independent Directors to facilitate the Board’s evaluation of the Advisory Agreement. In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
1. The nature, extent, and quality of the services provided by the Advisery;
2. The performance of each Portfolio;
3. The advisory fee and net operating expense ratio of each Portfolio compared to a peer group;
4. The cost of services provided and profit realized by the Adviser;
5. The extent to which economies of scale may be realized as the Portfolios grow;
6. Whether fee levels reflect these economies of scale for the benefit of the Portfolios’ shareholders;
7. Other benefits realized by the Adviser and its affiliates from their relationship with the Fund; and
8. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Directors) met on four occasions in 2024 -- February 27,
May 21, July 11 and August 20 -- to consider information relevant to the annual contract renewal process furnished by the Adviser in advance of the meetings. During the annual contract renewal process, the Independent Directors requested, and the Adviser furnished, supplemental information for the Board’s consideration. The Independent Directors also retained the services of Management Practice
LLC. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Portfolio-by-Portfolio statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the Portfolios in comparison to peer groups of comparable funds; performance volatility based on standard deviation; overall Morningstar ratings of the Portfolios; information with respect to services provided to the Portfolios and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; asset and flow trends for the Portfolios; and estimates of the cost of services and profit realized by the Adviser and its affiliates that provide services to the Portfolios.
The Board received information from the Adviser regarding the personnel providing services to the Portfolios, including investment management, compliance and administrative personnel. The Board also received monthly reports from the Adviser’s investment management staff with respect to the performance of the Portfolios. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including Portfolio-by-Portfolio analyses and an independent assessment of information relating to the Portfolios and the Advisory Agreement.
The Independent Directors were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory Agreement for the Portfolios. Each Independent Director relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Director may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.

(unaudited)
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Portfolios by the Adviser and administrator. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Portfolios. During the annual contract renewal process, the Board considered the specific services provided under the Advisory Agreement. The Board considered information relating to the investment experience and qualifications of the portfolio managers of the Adviser overseeing investments for the Portfolios.
The Board received reports and presentations about each Portfolio at each of its quarterly meetings from the Adviser’s representatives.
These reports and presentations gave the Board or one of its Committees the opportunity to evaluate the abilities of the portfolio managers and other investment professionals and the quality of services they provide to the Portfolios. The Adviser reviewed with the Board the services provided by the Adviser. The Independent Directors also met, including in executive session, with and received periodic reports from the Fund’s Chief Compliance Officer, the Fund’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management). The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee and the Chairs of other Committees communicated with Adviser representatives between quarterly meetings. The Board noted that investment management staff of the Adviser and the Trust’s Chief Compliance Officer
follow up on additional questions or concerns that arise during quarterly meetings.
The Board considered the adequacy of the Adviser’s resources used to provide services to the Fund pursuant to the Advisory
Agreement. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of each Portfolio.
In addition, the Adviser reviewed with the Board the Adviser’s continued investments in technology, personnel, compliance, operations, and the Adviser’s oversight of other service providers to the Portfolios. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Portfolios with quality service and competitive investment performance.
The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Portfolios by the Adviser supported renewal of the Advisory Agreement.
Investment Performance
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Portfolio, including net performance, relative performance rankings within each Portfolio’s Morningstar peer universe, Morningstar ratings, comparisons to benchmark index returns, and risk metrics. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board information on the economic and market environment and risk management.
The Board considered investment performance for each Portfolio, to the extent applicable, over the one-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance.
Although the Board conducted its review on a Portfolio-by-Portfolio basis, it noted that the 3-year average performance ranking of the
Portfolios was 36% for the period ended June 30, 2024 (with 1% being the best performance) . The Board also considered risk metrics, including standard deviations of return. The Board concluded that the performance of each individual Portfolio was either satisfactory or that the Adviser had taken appropriate actions in an effort to improve performance.
Advisory Fees and Portfolio Expenses
The Board reviewed information prepared by MPI comparing each Portfolio’s advisory fee with the advisory fee of a peer group selected by MPI based on similar investment objective and size. The Board also reviewed information provided by the Adviser comparing each Portfolio’s advisory fee with the median advisory fee for the relevant Morningstar peer universe. Although the Board conducted its review on a Portfolio-by-Portfolio basis, it noted that the advisory fees for 87% of the Portfolios were below the median of the relevant MPI peer group and that the advisory fees for 77% of the Portfolios were below the relevant Morningstar peer group. The Board reviewed information and explanations provided by the Adviser and MPI regarding the Portfolio advisory fees that were greater than the median of the relevant MPI peer group or Morningstar peer group.
The Board reviewed information prepared by MPI comparing each Portfolio’s overall expense ratio with the expense ratio of a peer group selected by MPI based on similar investment objective and size. The Board also reviewed information provided by the Adviser

(unaudited)
comparing each Portfolio’s overall expense ratio with the median overall expense ratio for the relevant Morningstar peer universe. With respect to each asset allocation Portfolio, the Board reviewed information prepared by the Adviser and MPI showing the overall expense ratio both with and without the expenses related to the Portfolio’s investment in underlying private equity investment funds. The Board considered the fee waivers and expense limitations which are reviewed by the Board and the Adviser on an annual basis. The Board conducted its review on a Portfolio-by-Portfolio basis. It noted that the overall expense ratios for all of Portfolios were at or below the median of the relevant MPI peer group and that the overall expense ratios for all of the Portfolios were at or below the median of the relevant Morningstar peer group (using expense ratios without private equity).
On the basis of its review, the Board concluded that the advisory fees charged under the Advisory Agreement were reasonable.
Cost of Services, Profitability and Economies of Scale
The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Funds. The internal audit department of the Adviser (Business Risk Management) conducted a review of such allocations and provided a report to the Board, which included an assessment of the reasonableness and consistency of these allocations.
The Board also received a report from an independent accountant confirming certain calculations. The Board considered the profitability of the Adviser both overall and on a Portfolio-by-Portfolio basis. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Portfolios.
The Board considered information regarding the extent to which economies of scale may be realized as a Portfolio’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fees, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered management’s views on whether, or to what extent, economies in the advisory function may be realized as a Portfolio’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers and expense limitations by the Adviser, and/or a lower overall fee.
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Fund, both tangible and intangible. Such benefits may include their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, relationships with issues or other market participants, including private equity sponsors, the engagement of affiliates as service providers to the Portfolios, research received by the Adviser generated from soft dollar commissions for portfolio trading, and fees collected by affiliates for services provided to Portfolio contractholders. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other fund advisers.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Directors voting separately, approved the Advisory Agreement.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Information is included in the financial statements filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE filed herewith.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  February 24, 2025                                                               Thrivent Series Fund, Inc.

By: /s/ Michael W. Kremenak
Michael W. Kremenak
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  February 24, 2025                                                               By: /s/ Michael W. Kremenak
Michael W. Kremenak
President
(principal executive officer)

Date:  February 24, 2025                                                               By: /s/ Sarah L. Bergstrom
Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)